Schedule of Investments PIMCO All Asset All Authority Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		161

Total Short-Term Instruments (Cost $161)		161

Total Investments in Securities (Cost $161)		161

INVESTMENTS IN AFFILIATES 144.9%
MUTUAL FUNDS (a) 143.9%
PIMCO All Asset: Multi-Real Fund	35,858,728	$307,668
PIMCO All Authority: Multi-RAE PLUS Fund	57,784,497	563,399
PIMCO CommoditiesPLUS® Strategy Fund	3,968,291	27,302
PIMCO CommodityRealReturn Strategy Fund®	9,840,419	48,120
PIMCO Emerging Markets Bond Fund	12,973,048	103,265
PIMCO Emerging Markets Currency and Short-Term Investments Fund	9,402,745	69,298
PIMCO Emerging Markets Local Currency and Bond Fund	27,293,517	150,114
PIMCO Extended Duration Fund	19,771,884	74,738
PIMCO Income Fund	3,022,739	31,285
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,079,651	93,741
PIMCO Investment Grade Credit Bond Fund	1,799,126	15,526
PIMCO Long Duration Total Return Fund	13,894,260	99,066
PIMCO Long-Term Credit Bond Fund	2,346,869	20,441
PIMCO Long-Term Real Return Fund	28,201,446	124,368
PIMCO Long-Term U.S. Government Fund	21,524,143	80,285
PIMCO Low Duration Fund	41,144,945	374,419
PIMCO RAE Emerging Markets Fund	5,253,254	44,810
PIMCO RAE Fundamental Advantage PLUS Fund	11,830,193	108,483
PIMCO RAE International Fund	9,592,059	70,598
PIMCO RAE PLUS EMG Fund	2,410,044	14,292
PIMCO RAE PLUS International Fund	4,139,603	25,997
PIMCO RAE US Small Fund	6,374,234	51,886
PIMCO RAE Worldwide Long/Short PLUS Fund	14,464,531	109,930
PIMCO Real Return Fund	14,259,322	142,451
PIMCO RealEstateRealReturn Strategy Fund	36,217,602	202,456
PIMCO Total Return Fund	38,594,627	326,511
PIMCO TRENDS Managed Futures Strategy Fund	12,071,124	135,438

Total Mutual Funds (Cost $3,742,369)		3,415,887

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund	23,780,845	23,781
4.310% (a)(b)

Total Short-Term Instruments (Cost $23,781)		23,781

Total Investments in Affiliates (Cost $3,766,150)		3,439,668

Total Investments 144.9% (Cost $3,766,311)		$3,439,829
Other Assets and Liabilities, net (44.9)%		(1,065,163)

Net Assets 100.0%		$2,374,666

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$161	U.S. Treasury Bills 0.000% due 12/28/2023		$(164)	$161	$161

Total Repurchase Agreements							$(164)	$161	$161

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$161	$0	$161

					$0	$161	$0	$161
Investments in Affiliates, at Value
Mutual Funds					3,415,887	0	0	3,415,887
Short-Term Instruments
Mutual Funds					23,781	0	0	23,781

					$3,439,668	$0	$0	$3,439,668

Total Investments					$3,439,668	$161	$0	$3,439,829

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO All Asset Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		$1,992

Total Short-Term Instruments (Cost $1,992)		1,992

Total Investments in Securities (Cost $1,992)		1,992

INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 99.4%
PIMCO All Asset: Multi-RAE PLUS Fund	307,874,445	$2,835,524
PIMCO All Asset: Multi-Real Fund	243,786,254	2,091,686
PIMCO Emerging Markets Bond Fund	93,799,624	746,645
PIMCO Emerging Markets Currency and Short-Term Investments Fund	42,407,643	312,544
PIMCO Emerging Markets Local Currency and Bond Fund	132,449,506	728,472
PIMCO Extended Duration Fund	57,610,053	217,766
PIMCO Income Fund	15,811,460	163,649
PIMCO International Bond Fund (U.S. Dollar-Hedged)	22,769,317	211,755
PIMCO Investment Grade Credit Bond Fund	10,618,316	91,636
PIMCO Long Duration Total Return Fund	48,828,646	348,148
PIMCO Long-Term Real Return Fund	80,055,811	353,046
PIMCO Long-Term U.S. Government Fund	62,042,771	231,420
PIMCO Low Duration Fund	105,755,260	962,373
PIMCO RAE Emerging Markets Fund	36,335,754	309,944
PIMCO RAE Fundamental Advantage PLUS Fund	52,231,746	478,965
PIMCO RAE International Fund	42,053,258	309,512
PIMCO RAE PLUS EMG Fund	14,831,612	87,951
PIMCO RAE PLUS International Fund	15,730,432	98,787
PIMCO RAE US Fund	8,086,613	97,848
PIMCO RAE US Small Fund	23,892,639	194,486
PIMCO RAE Worldwide Long/Short PLUS Fund	63,368,608	481,601
PIMCO Real Return Fund	38,167,130	381,290
PIMCO RealEstateRealReturn Strategy Fund	37,694,460	210,712
PIMCO StocksPLUS Long Duration Fund	17,227,051	76,316
PIMCO Total Return Fund	128,639,693	1,088,292
PIMCO TRENDS Managed Futures Strategy Fund	47,808,575	536,412

Total Mutual Funds (Cost $15,125,880)		13,646,780

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 4.310% (a)(b)	81,988,699	81,989

Total Short-Term Instruments (Cost $81,989)		81,989

Total Investments in Affiliates (Cost $15,207,869)		13,728,769

Total Investments 100.0% (Cost $15,209,861)		$13,730,761
Other Assets and Liabilities, net 0.0%		3,233

Net Assets 100.0%		$13,733,994

Schedule of Investments PIMCO All Asset Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$1,992	U.S. Treasury Bills 0.000% due 12/28/2023		$(2,032)	$1,992	$1,992

Total Repurchase Agreements							$(2,032)	$1,992	$1,992

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$1,992	$0	$1,992

					$0	$1,992	$0	$1,992
Investments in Affiliates, at Value
Mutual Funds					13,646,780	0	0	13,646,780
Short-Term Instruments
Mutual Funds					81,989	0	0	81,989

					$13,728,769	$0	$0	$13,728,769

Total Investments					$13,728,769	$1,992	$0	$13,730,761

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.1% ¤
MUNICIPAL BONDS & NOTES 91.2%
ALABAMA 1.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,500	$1,463

CALIFORNIA 83.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.300% due 10/01/2047 (b)	2,000	958
Alameda County, California Transportation Commission Revenue Bonds, Series 2022 5.000% due 03/01/2036	1,000	1,151
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (a)	1,150	593
0.000% due 08/01/2038 (a)	1,755	850
0.000% due 08/01/2039 (a)	1,750	796
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	370	374
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	5,000	5,026
California Department of Water Resources State Revenue Bonds, Series 2022 5.000% due 12/01/2035	1,105	1,315
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,594
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	294
5.000% due 10/01/2030	160	177
5.000% due 10/01/2031	265	291
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 03/01/2039	1,500	1,445
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2027	2,000	2,223
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,034
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,617	2,295
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050	1,500	1,497
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	1,100	1,200
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,052
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	972
California Pollution Control Financing Authority Revenue Bonds, Series 2019 3.875% due 11/01/2042	2,000	2,000
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,020
California Public Finance Authority Revenue Bonds, Series 2017 2.200% due 08/01/2052	2,700	2,700
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	1,500	1,522
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	400	402
California State General Obligation Bonds, (BABs), Series 2004 2.200% due 05/01/2034	1,500	1,500
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	876
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	518
5.250% due 12/01/2056	1,100	1,091
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.000% due 08/01/2031	425	448
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,037
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	265
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (a)	3,475	1,621
City & County of San Francisco California General Obligation Refunding Bonds, Series 2022 5.000% due 06/15/2032	1,000	1,207
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (a)	3,515	1,794

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	1,825
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,095
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,000	970
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	6,660	7,507
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	235	232
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 05/01/2033	750	814
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,415	1,320
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,604
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	801
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,750	946
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,127
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,626
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,611
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,049
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,085
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2031	1,410	1,671
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,307
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 4.000% due 09/01/2039	1,000	1,007
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (a)	915	795
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	2,998
Northern California Gas Authority, Revenue Bonds, Series 2007 3.228% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,335	1,315
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,074
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	579
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,686
River Islands Public Financing Authority, California Special Tax, Series 2022
5.000% due 09/01/2032	535	608
5.000% due 09/01/2034	500	559
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,061
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,044
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,064
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	690	731
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	289
5.000% due 09/01/2031	285	294
5.000% due 09/01/2032	475	490
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	2,750	2,967
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,025
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	1,040	1,054
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,061
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,655
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (a)	1,000	948
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	1,904
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (a)	2,575	2,110
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 2.550% due 06/01/2049	1,050	1,050
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	338
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,284

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Sonoma County, California Junior College District General Obligation Notes, Series 2022 5.000% due 08/01/2029	1,500	1,724
South San Francisco Public Facilities Financing Authority Multiple Capital Projects At Orange Memorial Park, California Revenue Bonds, Series 2022 5.000% due 06/01/2036	1,000	1,113
Southern California Public Power Authority Revenue Bonds, Series 2020 2.700% due 07/01/2036	3,000	3,000
Southwestern Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,845	1,820
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2040	500	566
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,117
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	508
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	500	524
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	839
5.000% due 09/01/2029	300	315
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,687

		117,931

FLORIDA 0.3%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	399

KENTUCKY 0.7%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	993

MICHIGAN 1.1%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.108% (US0003M) due 07/01/2032 ~	1,500	1,468

NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,000	1,001

PENNSYLVANIA 0.8%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2037	1,000	1,061

PUERTO RICO 2.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.027% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	649
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	2,000	1,305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	1,000	920

		2,874

TEXAS 0.8%
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,000	1,109

Total Municipal Bonds & Notes (Cost $128,698)		128,299

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (c) 0.9%		1,308

Total Short-Term Instruments (Cost $1,308)		1,308

Total Investments in Securities (Cost $130,006)		129,607

	SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III	1,179,513	11,460

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $11,457)	11,460

Total Investments in Affiliates (Cost $11,457)	11,460

Total Investments 100.2% (Cost $141,463)	$141,067
Other Assets and Liabilities, net (0.2)%	(337)

Net Assets 100.0%	$140,730

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$1,308	U.S. Treasury Notes 0.125% due 05/15/2023		$(1,334)	$1,308	$1,308

Total Repurchase Agreements							$(1,334)	$1,308	$1,308

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,463	$0	$1,463
	California				0	117,931	0	117,931
	Florida				0	399	0	399
	Kentucky				0	993	0	993
	Michigan				0	1,468	0	1,468
	New York				0	1,001	0	1,001
	Pennsylvania				0	1,061	0	1,061
	Puerto Rico				0	2,874	0	2,874
	Texas				0	1,109	0	1,109
Short-Term Instruments
	Repurchase Agreements				0	1,308	0	1,308

					$0	$129,607	$0	$129,607
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$11,460	$0	$0	$11,460

Total Investments					$11,460	$129,607	$0	$141,067

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO California Municipal Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.1% ¤
MUNICIPAL BONDS & NOTES 93.6%
CALIFORNIA 85.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (b)	$3,000	$1,427
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,125
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2034	1,000	1,095
Anaheim Public Financing Authority, California Revenue Bonds, (AGM/CR Insured), Series 2019 5.000% due 09/01/2027	1,000	1,090
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	205	207
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	99
4.000% due 04/01/2034	1,000	1,039
5.000% due 04/01/2056	250	276
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	1,969
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	525	460
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	250	204
4.000% due 02/01/2056	250	185
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	205
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	856
5.000% due 06/01/2050	1,155	1,141
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	309
California Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 10/01/2043	500	524
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	203
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 02/01/2029	1,000	1,044
5.000% due 08/15/2054	200	205
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	1,004
4.000% due 11/15/2041	100	98
5.000% due 11/15/2046 (c)	250	263
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	217
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,500	1,608
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	934
4.000% due 06/01/2050	2,000	1,867
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,030
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	238	209
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.010% (MUNIPSA) due 08/01/2047 ~	1,000	986
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (a)	4,000	197
0.850% due 01/01/2050	1,000	998
4.000% due 07/01/2050	1,000	891
4.125% due 01/01/2035	485	427
5.000% due 01/01/2055	480	359
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	265
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2035	1,175	1,297
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	300	272
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	103
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	296
5.000% due 06/01/2043	500	533

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (d)	1,110	887
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	131
California Public Finance Authority Revenue Bonds, Series 2017 2.200% due 08/01/2052	2,190	2,190
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	266
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	239
5.000% due 06/01/2046	300	269
5.000% due 08/01/2046	1,870	1,873
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	267
California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,077
5.000% due 04/01/2049	400	428
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,109
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	265
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	700	738
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	242
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	1,000	954
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	92
5.250% due 12/01/2056	1,000	991
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	100	103
5.000% due 12/01/2057	100	103
Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (a)	265	171
0.000% due 08/01/2037 (a)	500	272
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	600	667
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	500	374
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	500	385
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,250	987
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	187
3.000% due 02/01/2057	500	333
3.100% due 07/01/2045	250	188
3.400% due 10/01/2046	500	371
3.500% due 10/01/2046	1,000	728
4.000% due 08/01/2056	500	381
4.000% due 10/01/2056	250	183
4.000% due 02/01/2057	500	355
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (b)	1,000	476
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	102
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (a)	2,000	1,741
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	200	225
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	7,500	874
2.746% due 06/01/2034	1,000	804
3.850% due 06/01/2050	1,000	886
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,027
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	101
5.000% due 06/01/2026	200	217
5.000% due 06/01/2027	250	277
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (a)	500	370
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	247
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	271
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	148
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	750	753
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	355	331
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	245

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	162
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,225
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	126
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,620	876
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	203
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	247
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	254
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	762
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,000	1,092
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001 3.000% due 07/01/2034	1,500	1,500
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,015	1,147
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	1,000	1,107
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	1,000	1,005
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	252
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	55
7.000% due 11/01/2034	200	247
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	264
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	551
Metropolitan Water District of Southern California Revenue Bonds, Series 2022 5.000% due 10/01/2035	1,250	1,475
Metropolitan Water District of Southern California Revenue Notes, Series 2022 5.000% due 10/01/2027	1,000	1,117
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	340
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	197
5.000% due 08/01/2031	150	169
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 5.000% due 09/01/2034	200	234
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	259
New Haven Unified School District, California General Obligation Bonds, Series 2008 0.000% due 08/01/2030 (a)	500	389
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (a)	500	378
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	268
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	525
Northern California Gas Authority, Revenue Bonds, Series 2007 3.228% (0.67*US0003M + 0.720%) due 07/01/2027 ~	290	286
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2036	1,050	1,023
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	1,090	1,103
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	2,000	1,982
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	269
River Islands Public Financing Authority, California Special Tax, Series 2022 4.250% due 09/01/2047	1,000	953
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	800
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	252
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,000	1,069
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	256
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	200	211
5.000% due 10/01/2047 (c)	100	105
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	265
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	1,000	974

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.740% (US0003M + 0.550%) due 06/01/2034 ~	500	473
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2035	600	568
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	132
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	539
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	360
4.000% due 07/01/2047	400	381
San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019 4.000% due 07/01/2038	500	502
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	503
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	519
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	960	973
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	247
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	113
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	173
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,000	1,071
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	512
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	212
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	503
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	270
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 2.550% due 06/01/2049	1,000	1,000
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	981
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	615	597
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2045	1,500	1,588
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	198
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	493
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	588
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008 2.150% due 04/01/2036	2,000	2,000
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2034	500	594
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036 (b)	200	220
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (a)	8,720	1,360
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2031	500	529
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2040	1,000	1,037
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	243
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	261
5.000% due 05/15/2058	100	105
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	534
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	226
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2038	550	551
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	503

		102,151

GEORGIA 0.8%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,000	986

ILLINOIS 0.6%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	200	201

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	525	528

		729

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	240

PUERTO RICO 5.0%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (a)	993	436
0.000% due 11/01/2051 (a)	1,040	351
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	600	471
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (a)	30	28
5.625% due 07/01/2027	99	101
5.625% due 07/01/2029	250	256
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.027% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	113
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022 5.000% due 07/01/2053 (b)	1,000	555
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	500	538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (a)	12,000	2,175
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,095	953

		5,977

TEXAS 0.8%
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	1,000	957

U.S. VIRGIN ISLANDS 0.5%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2028	500	518

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	300	275

Total Municipal Bonds & Notes (Cost $114,689)		111,833

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.5%		652

Total Short-Term Instruments (Cost $652)		652

Total Investments in Securities (Cost $115,341)		112,485

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	549,485	5,339

Total Short-Term Instruments (Cost $5,335)		5,339

Total Investments in Affiliates (Cost $5,335)		5,339

Total Investments 98.6% (Cost $120,676)		$117,824
Other Assets and Liabilities, net 1.4%		1,636

Net Assets 100.0%		$119,460

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$889	$887	0.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$652	U.S. Treasury Bills 0.000% due 06/08/2023	$(665)	$652	$652

Total Repurchase Agreements	$(665)	$652	$652

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$102,151	$0	$102,151
Georgia	0	986	0	986
Illinois	0	729	0	729
Iowa	0	240	0	240
Puerto Rico	0	5,977	0	5,977
Texas	0	957	0	957
U.S. Virgin Islands	0	518	0	518
Washington	0	275	0	275
Short-Term Instruments
Repurchase Agreements	0	652	0	652

$0	$112,485	$0	$112,485
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,339	$0	$0	$5,339

Total Investments	$5,339	$112,485	$0	$117,824

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤
MUNICIPAL BONDS & NOTES 95.2%
CALIFORNIA 88.1%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	$775	$790
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (a)	385	301
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	1,050	1,142
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	225	124
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 3.000% due 08/15/2029	1,115	1,130
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	667
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	628
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 09/01/2024	675	688
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	427
East Side Union High School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2030	605	643
Elk Grove Finance Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	510	535
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	526
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	934
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	343
Hacienda, La Puente Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	545	574
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	534
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	371
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	414
Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020 4.000% due 08/01/2027	600	639
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	967
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	400
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2024	655	678
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016 4.000% due 11/01/2033	345	355
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	417
Oak Grove School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2024 (a)	400	381
Palmdale Elementary School District, California General Obligation Notes, Series 2020 4.000% due 08/01/2027	500	528
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	472
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	212
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	256
5.000% due 09/01/2025	350	365
Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (a)	450	356
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	320
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	319
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	802
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	612

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2022 (Unaudited)

Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	206
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	347
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	431
Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022 5.000% due 12/01/2034	400	459
Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007 0.000% due 08/01/2030 (a)	475	369
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,525	1,536
South San Francisco Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 06/01/2034	750	800
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	526
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	766
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	227
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	750	802
West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021 4.000% due 07/01/2036	640	647

		25,966

ILLINOIS 6.7%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	230	234
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,039
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	686

		1,959

KENTUCKY 0.4%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	125

Total Municipal Bonds & Notes (Cost $29,272)		28,050

Total Investments in Securities (Cost $29,272)		28,050

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	12,441	121

Total Short-Term Instruments (Cost $121)		121

Total Investments in Affiliates (Cost $121)		121

Total Investments 95.6% (Cost $29,393)		$28,171
Other Assets and Liabilities, net 4.4%		1,297

Net Assets 100.0%		$29,468

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$25,966	$0	$25,966
Illinois	0	1,959	0	1,959
Kentucky	0	125	0	125

	$0	$28,050	$0	$28,050
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121	$0	$0	$121

Total Investments	$121	$28,050	$0	$28,171

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4% ¤
MUNICIPAL BONDS & NOTES 96.4%
CALIFORNIA 87.4%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,162
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	3,925	4,145
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (a)	2,000	801
Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2052	1,500	1,663
Brentwood Union School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2052	1,425	1,582
Burbank Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2023 (a)	4,375	4,293
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,815	1,763
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,525	3,471
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,056
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/15/2048	3,975	4,062
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.000% due 05/15/2051	2,000	1,894
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	700
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	500
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	2,000	2,101
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013 5.000% due 01/01/2033	1,000	1,010
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2014 5.000% due 08/01/2043	2,455	2,467
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,651
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2046	3,000	2,884
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,233
Cambrian School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2046	1,750	1,889
Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2046	1,150	1,306
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (a)	1,275	494
Chowchilla Union High School District, California General Obligation Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,268
Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022 5.000% due 11/01/2042	1,000	1,084
Discovery Bay California Public Financing Authority Revenue Bonds,Series 2022 5.000% due 12/01/2042	1,005	1,128
Elk Grove Finance Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,538
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,571
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,554
Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2046	2,000	1,931
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	4,594
La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (a)	2,215	860
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,148

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

Livermore, California Certificates of Participation Bonds, Series 2022 4.750% due 04/01/2047	1,330	1,373
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	2,000	2,159
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	8,918
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	2,000	2,184
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	1,915	2,127
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,252
5.000% due 09/01/2043	4,165	4,169
5.000% due 09/01/2045	2,500	2,503
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047	2,000	2,160
McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022 5.250% due 11/01/2049	1,000	1,082
Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022 4.000% due 06/01/2045	1,750	1,686
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
3.770% (US0003M + 0.580%) due 09/01/2027 ~	3,185	3,168
3.820% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,475
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2047	1,000	1,093
Ontario Public Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,000	1,086
Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,243
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999 0.000% due 08/01/2024 (a)	3,000	2,848
Pittsburg Unified School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2047	1,275	1,321
Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022 5.250% due 08/01/2045	1,275	1,403
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,090	2,094
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	3,898
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,150	5,555
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	914
4.000% due 06/01/2047	2,000	1,843
Rowland Unified School District, California General Obligation Bonds, Series 2015 4.250% due 08/01/2045	2,000	2,003
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,019
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	5,688
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (b)	2,650	1,498
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,267
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,532
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,602
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,430
5.250% due 05/01/2033	1,520	1,527
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	3,897
5.000% due 05/01/2044	4,640	4,658
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	4,450	4,499
San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019 5.000% due 03/01/2040	1,000	1,077
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2047	2,000	2,226
San Juan Unified School District, California General Obligation Notes, Series 2022
5.000% due 08/01/2040	1,000	1,102
5.000% due 08/01/2041	1,035	1,136
San Leandro Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2048	2,000	2,219
San Mateo Union High School District, California General Obligation Bonds, Series 2013 5.000% due 09/01/2041	1,000	1,013
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,350
Santa Monica, California Community College District General Obligation Bonds, Series 2022 5.000% due 08/01/2045	1,150	1,283
South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022 0.000% due 08/01/2037 (a)	1,290	675
Southern California Public Power Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	3,000	3,060

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

Stockton Public Financing Authority, California Revenue Bonds, Series 2010 6.250% due 10/01/2040	1,325	1,358
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	776
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,000	2,157
Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2049	1,000	1,119
University of California Revenue Bonds, Series 2014 4.250% due 05/15/2039	4,000	4,017
University of California Revenue Bonds, Series 2015 4.000% due 05/15/2033	2,700	2,768
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,810
Yorba Linda Water District Public Financing Corp., California Revenue Bonds, Series 2022 5.000% due 10/01/2047	1,820	2,011

		193,359

ILLINOIS 3.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,000
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,019
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,019
5.000% due 01/01/2035	1,000	1,019
5.000% due 01/01/2040	2,325	2,363
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,755	1,791

		8,211

INDIANA 1.0%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022 5.000% due 12/15/2041	2,050	2,241

NEW YORK 2.0%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,145	4,434

PENNSYLVANIA 1.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,133

TEXAS 0.6%
Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022 5.000% due 08/01/2042	1,160	1,251

UTAH 0.7%
Utah Infrastructure Agency Revenue Bonds, Series 2022 5.500% due 10/15/2049	1,350	1,470

Total Municipal Bonds & Notes (Cost $214,244)		213,099

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 4.240% (c)	115,640	115

Total Short-Term Instruments (Cost $116)		115

Total Investments in Securities (Cost $214,359)		213,214

INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	585,906	5,693

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $5,688)	5,693

Total Investments in Affiliates (Cost $5,688)	5,693

Total Investments 99.0% (Cost $220,048)	$218,907
Other Assets and Liabilities, net 1.0%	2,186

Net Assets 100.0%	$221,093

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$193,359	$0	$193,359
Illinois	0	8,211	0	8,211
Indiana	0	2,241	0	2,241
New York	0	4,434	0	4,434
Pennsylvania	0	2,133	0	2,133
Texas	0	1,251	0	1,251
Utah	0	1,470	0	1,470
Short-Term Instruments
Mutual Funds	115	0	0	115

	$115	$213,099	$0	$213,214
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,693	$0	$0	$5,693

Total Investments	$5,808	$213,099	$0	$218,907

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.3% ¤
MUNICIPAL BONDS & NOTES 89.0%
CALIFORNIA 83.2%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2034 (a)	$600	$375
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	285	288
Bay Area Toll Authority, California Revenue Bonds, Series 2001 4.910% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,009
Bay Area Toll Authority, California Revenue Bonds, Series 2008 4.760% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	201
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,174
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	667
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.070% (MUNIPSA) due 04/01/2056 ~	500	485
4.110% (MUNIPSA) due 04/01/2056 ~	1,000	985
Buena Park, California Revenue Notes, Series 2021 0.595% due 07/01/2024	1,000	939
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,350	2,314
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	265
5.000% due 06/01/2032	300	317
California Department of Water Resources State Revenue Bonds, Series 2022 5.000% due 12/01/2035	1,895	2,255
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	691
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,770	1,763
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 02/01/2029	1,350	1,409
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	264
4.000% due 10/01/2036	125	127
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	3,250	3,453
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	3,500	3,496
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	605	658
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,042
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,500	1,525
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2023	300	302
5.000% due 06/01/2027	365	390
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	640
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.010% (MUNIPSA) due 08/01/2047 ~	2,000	1,973
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.360% (MUNIPSA) due 12/01/2050 ~	1,000	965
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,500	2,671
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,017
California Pollution Control Financing Authority Revenue Bonds, Series 2020 0.600% due 08/01/2040	500	490
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	3,002
California State General Obligation Bonds, (BABs), Series 2004 2.200% due 05/01/2034	4,000	4,000
California State General Obligation Notes, Series 2017 5.000% due 08/01/2025	3,880	4,120
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,500	1,669
California State General Obligation Notes, Series 2021 5.000% due 12/01/2027	2,000	2,228
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	1,820	1,985

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	2,235	2,240
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	2,000	1,713
2.625% due 11/01/2033	1,000	985
California Statewide Communities Development Authority Revenue Bonds, Series 2008 2.700% due 08/15/2047	2,310	2,310
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2024	1,100	1,119
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2024	300	309
5.000% due 08/01/2024	150	154
5.000% due 03/01/2025	410	425
5.000% due 08/01/2025	415	431
California Statewide Communities Development Authority Revenue Notes, Series 2021 0.638% due 04/01/2023	1,200	1,186
City of Covina, California Revenue Notes, Series 2021 0.738% due 08/01/2024	550	516
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (a)	250	223
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2032	1,000	1,058
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	1,500	1,586
Eastern Municipal Water District, California Revenue Bonds, Series 2021 3.760% (MUNIPSA) due 07/01/2046 ~	4,000	3,972
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2023 (a)	2,000	2,000
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,920	2,032
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,254
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.988% due 06/01/2024	1,000	946
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	1,000	1,034
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.337% due 06/01/2023	1,000	986
2.687% due 06/01/2030	1,500	1,228
Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 07/15/2025 (a)	1,700	1,573
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (a)	1,565	1,121
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	710	663
Kern Community College District, California General Obligation Notes, Series 2020 0.000% due 08/01/2023 (a)	720	708
Lake Tahoe Community College District, California General Obligation Notes, Series 2021 4.000% due 08/01/2023	100	101
Livermore, California Certificates of Participation Notes, Series 2020 4.000% due 10/01/2030	250	271
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (a)	100	99
Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018 5.000% due 12/01/2051	2,630	2,953
Los Angeles Department of Water & Power System, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,264
5.000% due 07/01/2024	1,665	1,725
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001 3.000% due 07/01/2034	2,350	2,350
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,000	1,130
Los Angeles Department of Water, California Revenue Bonds, Series 2019 2.500% due 07/01/2045	4,000	4,000
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,500	2,583
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2028	1,000	1,126
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	2,000	2,010
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 3.800% (MUNIPSA) due 07/01/2047 ~	750	745
Natomas Unified School District, California General Obligation Notes, Series 2020 5.000% due 08/01/2023	1,500	1,519
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	4,000	3,997
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018 5.000% due 11/01/2023	1,000	1,017
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2023	930	938
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	371
Orange County, California Transportation Authority Revenue Notes, Series 2021 4.000% due 10/15/2024	1,400	1,431
Orange County, California Water District Certificates of Participation Bonds, Series 2003 3.050% due 08/01/2042	4,450	4,450

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,142
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2032	2,000	2,015
Riverside County, California Revenue Notes, Series 2022 3.700% due 10/19/2023	1,000	1,004
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	508
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2024	1,000	1,015
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2029	1,000	1,062
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.740% (US0003M + 0.550%) due 06/01/2034 ~	1,000	947
Sacramento County, California Water Financing Authority Revenue Notes, Series 2019 5.000% due 06/01/2023	170	171
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	3,000	3,013
Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2009 2.700% due 10/01/2038	1,650	1,650
Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2015 3.350% due 10/01/2038	3,500	3,500
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	860	911
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020 5.000% due 08/01/2023	300	304
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021 5.000% due 10/15/2025	400	426
San Diego Unified School District, California Revenue Notes, Series 2022 4.000% due 06/30/2023	1,000	1,005
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 3.100% due 05/01/2058	5,890	5,890
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,472
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2015 5.000% due 11/01/2024	1,300	1,356
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (a)	2,200	2,085
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	259
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2024 (a)	1,000	953
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	516
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	3,000	2,741
Solano County, California Community College District General Obligation Bonds, Series 2015 5.000% due 08/01/2028 (b)	250	252
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,211
South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2030	550	633
5.000% due 11/01/2032	350	411
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	284
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,011
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	622
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,038
5.000% due 06/01/2026	1,000	1,036
5.000% due 06/01/2029	500	529
University of California Revenue Bonds, Series 2013 5.000% due 05/15/2048	2,000	2,015
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2025	1,500	1,586
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,018
Visalia Unified School District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	3,000	3,037
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (a)	2,100	1,874
Whittier, California Revenue Notes, Series 2021 0.519% due 06/01/2024	700	659

		171,167

GUAM 0.5%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,009

ILLINOIS 0.0%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	100	101

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

INDIANA 0.5%
Indiana Finance Authority Revenue Bonds, Series 2010 2.900% due 05/01/2028	1,000	999

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	439
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	498	450

		889

NEBRASKA 0.5%
Douglas County, Nebraska Revenue Bonds, Series 2021 4.190% (MUNIPSA) due 07/01/2035 ~	990	975

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	1,000	1,033

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,365	1,366

OREGON 0.1%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	318

PENNSYLVANIA 0.5%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.231% (SOFRRATE) due 01/01/2030 ~	995	966

PUERTO RICO 1.1%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	1,250	1,330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	500	473
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018 0.000% due 07/01/2027 (a)	570	462

		2,265

SOUTH CAROLINA 0.5%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 4.000% due 10/01/2048	1,000	999

TENNESSEE 0.5%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,015

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	230	207

Total Municipal Bonds & Notes (Cost $186,285)		183,309

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		528

Total Short-Term Instruments (Cost $528)		528

Total Investments in Securities (Cost $186,813)		183,837

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	1,270,978	12,349

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $12,341)	12,349

Total Investments in Affiliates (Cost $12,341)	12,349

Total Investments 95.3% (Cost $199,154)	$196,186
Other Assets and Liabilities, net 4.7%	9,586

Net Assets 100.0%	$205,772

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$528	U.S. Treasury Bills 0.000% due 06/01/2023		$(539)	$528	$528

Total Repurchase Agreements							$(539)	$528	$528

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	California				$0	$171,167	$0	$171,167
	Guam				0	1,009	0	1,009
	Illinois				0	101	0	101
	Indiana				0	999	0	999
	Michigan				0	889	0	889
	Nebraska				0	975	0	975
	New Jersey				0	1,033	0	1,033
	New York				0	1,366	0	1,366
	Oregon				0	318	0	318
	Pennsylvania				0	966	0	966
	Puerto Rico				0	2,265	0	2,265
	South Carolina				0	999	0	999
	Tennessee				0	1,015	0	1,015
	West Virginia				0	207	0	207
Short-Term Instruments
	Repurchase Agreements				0	528	0	528

					$0	$183,837	$0	$183,837
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$12,349	$0	$0	$12,349

Total Investments					$12,349	$183,837	$0	$196,186

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Climate Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
CORPORATE BONDS & NOTES 70.5%
BANKING & FINANCE 36.0%
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051		$100	$64
AXA SA 5.625% due 01/16/2054 •	GBP	100	114
Banco Bilbao Vizcaya Argentaria SA 1.375% due 05/14/2025	EUR	100	102
Bank of America Corp. 2.456% due 10/22/2025 •		$100	95
BNP Paribas SA
0.500% due 06/04/2026 •	EUR	200	197
4.625% due 02/25/2031 •(c)(d)		$200	155
CBRE Services, Inc. 2.500% due 04/01/2031		100	79
Community Preservation Corp. 2.867% due 02/01/2030		75	63
CPI Property Group SA 1.625% due 04/23/2027	EUR	100	76
CTP NV 1.250% due 06/21/2029		200	143
Deutsche Bank AG 1.875% due 02/23/2028 •		100	94
EQT AB 0.875% due 05/14/2031		100	74
ERP Operating LP 1.850% due 08/01/2031		$100	78
European Union 0.000% due 10/04/2030 (b)	EUR	200	170
Farmers Exchange Capital 5.454% due 10/15/2054 •		$50	46
Grainger PLC 3.375% due 04/24/2028	GBP	100	100
HAT Holdings LLC 3.750% due 09/15/2030		$300	221
Healthpeak Properties, Inc. 2.125% due 12/01/2028		100	84
Host Hotels & Resorts LP 2.900% due 12/15/2031		50	38
Hudson Pacific Properties LP 5.950% due 02/15/2028		50	47
ING Groep NV 4.875% due 05/16/2029 •(c)(d)		200	155
Kilroy Realty LP 2.500% due 11/15/2032		100	71
Kreditanstalt fuer Wiederaufbau 0.000% due 09/15/2031 (b)	EUR	650	532
LeasePlan Corp. NV 3.500% due 04/09/2025		150	157
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	178
Nationale-Nederlanden Bank NV 1.875% due 05/17/2032		100	95
Prologis International Funding SA
0.875% due 07/09/2029		125	108
1.750% due 03/15/2028		125	119
Rayonier LP 2.750% due 05/17/2031		$100	81
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		300	232
Standard Chartered PLC 1.214% due 03/23/2025 •		250	236
UDR, Inc. 3.100% due 11/01/2034		50	38
Weyerhaeuser Co. 7.375% due 03/15/2032		9	10

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	88

			4,140

INDUSTRIALS 18.7%
Aptiv PLC 3.100% due 12/01/2051		$50	30
Autodesk, Inc. 2.400% due 12/15/2031		50	40
Ball Corp. 3.125% due 09/15/2031		100	80
Berkeley Group PLC 2.500% due 08/11/2031	GBP	100	81
Central Japan Railway Co. 3.400% due 09/06/2023		$200	198
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	124
Continental Wind LLC 6.000% due 02/28/2033		$56	56
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		70	72
Faurecia SE 2.375% due 06/15/2029	EUR	100	81
Ford Motor Co. 6.100% due 08/19/2032		$38	35
Gap, Inc.
3.625% due 10/01/2029		50	35
3.875% due 10/01/2031		50	35
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		200	151
Marks & Spencer PLC 4.500% due 07/10/2027	GBP	100	104
Moody's Corp.
2.000% due 08/19/2031		$100	79
3.100% due 11/29/2061		30	19
MSCI, Inc. 3.625% due 09/01/2030		100	83
Oberlin College 2.874% due 10/01/2051		125	75
PepsiCo, Inc. 3.900% due 07/18/2032		40	38
ProGroup AG 3.000% due 03/31/2026	EUR	100	95
Reckitt Benckiser Treasury Services PLC 1.750% due 05/19/2032	GBP	100	95
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	192
SEB SA 1.375% due 06/16/2025	EUR	100	100
Verallia SA 1.625% due 05/14/2028		100	93
Volvo Car AB 2.500% due 10/07/2027		100	95
Xylem, Inc.
1.950% due 01/30/2028		$35	30
2.250% due 01/30/2031		35	28

			2,144

UTILITIES 15.8%
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	178
Dominion Energy, Inc. 2.250% due 08/15/2031		100	80
Mississippi Power Co. 3.100% due 07/30/2051		50	32
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		100	86
Niagara Mohawk Power Corp. 5.783% due 09/16/2052		50	50
NiSource, Inc. 5.000% due 06/15/2052		15	14
NSTAR Electric Co. 4.950% due 09/15/2052		20	19
Public Service Co. of Oklahoma 2.200% due 08/15/2031		100	80
Solar Star Funding LLC 5.375% due 06/30/2035		472	460
Southern California Edison Co. 2.500% due 06/01/2031		150	124
Southern Power Co. 0.900% due 01/15/2026		40	35
Southwestern Public Service Co. 3.150% due 05/01/2050		30	21

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		162	154
TerraForm Power Operating LLC 5.000% due 01/31/2028		150	135
TransAlta Corp. 7.750% due 11/15/2029		20	20
Verizon Communications, Inc.
0.375% due 03/22/2029	EUR	100	86
1.500% due 09/18/2030		$280	218
Wisconsin Electric Power Co. 4.750% due 09/30/2032		20	20

			1,812

Total Corporate Bonds & Notes (Cost $9,840)			8,096

MUNICIPAL BONDS & NOTES 1.8%
FLORIDA 0.8%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	90

NEW YORK 1.0%
New York City Water & Sewer System, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	119

Total Municipal Bonds & Notes (Cost $279)			209

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds
2.375% due 02/15/2042		550	420

Total U.S. Treasury Obligations (Cost $528)			420

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	92
GCT Commercial Mortgage Trust 5.118% due 02/15/2038 •		100	93
JP Morgan Chase Commercial Mortgage Securities Trust 5.118% due 04/15/2038 •		94	92
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	87
One Bryant Park Trust 2.516% due 09/15/2054		100	82
VASA Trust 5.218% due 07/15/2039 •		100	92

Total Non-Agency Mortgage-Backed Securities (Cost $602)			538

ASSET-BACKED SECURITIES 5.0%
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		82	58
4.000% due 04/20/2049		48	39
4.950% due 07/20/2049		98	91
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		57	42
Mosaic Solar Loan Trust 2.640% due 01/20/2053		91	76
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		142	121
Sunrun Demeter Issuer 2.270% due 01/30/2057		190	149

Total Asset-Backed Securities (Cost $701)			576

SOVEREIGN ISSUES 0.3%
Canada Government International Bond 2.250% due 12/01/2029	CAD	50	35

Total Sovereign Issues (Cost $34)			35

SHORT-TERM INSTRUMENTS 13.8%
U.S. TREASURY BILLS 13.8%
4.264% due 02/23/2023 - 03/09/2023 (a)(b)		$1,600	1,590

Total Short-Term Instruments (Cost $1,590)			1,590

Total Investments in Securities (Cost $13,574)			11,464

Total Investments 99.8% (Cost $13,574)			$11,464
Financial Derivative Instruments (e)(f) (1.0)%(Cost or Premiums, net $56)			(114)

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Other Assets and Liabilities, net 1.2%	131

Net Assets 100.0%	$11,481

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(5) at a weighted average interest rate of 0.273%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2023	5	$1,189	$(1)	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2023	31	3,346	(2)	0	(3)
U.S. Treasury Long-Term Bond March Futures	03/2023	1	125	(1)	0	0
United Kingdom Long Gilt March Futures	03/2023	1	121	(2)	0	0

$(6)	$0	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	8	$(898)	$5	$1	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	3	(403)	0	2	0
U.S. Ultra Treasury Note March Futures	03/2023	6	(710)	4	0	0

$9	$3	$0

Total Futures Contracts	$3	$3	$(3)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	80	$24	$1	$25	$0	$0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(31)	(5)	(36)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	$280	86	29	115	2	0
Pay(1)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	600	(23)	(29)	(52)	0	(2)

Total Swap Agreements	$56	$(4)	$52	$2	$(3)

Cash of $107 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	02/2023	EUR	121		$127	$0	$(3)
	02/2023	GBP	420		497	0	(12)
	02/2023		$7	EUR	7	0	0
BPS	02/2023	EUR	2,799		$2,903	0	(102)
CBK	02/2023		5		5	0	0
	02/2023	GBP	4		5	0	0
MBC	02/2023	CAD	60		45	1	0
SCX	02/2023		$200	EUR	189	3	0

Total Forward Foreign Currency Contracts						$4	$(117)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$4,140	$0	$4,140
Industrials			0		2,144	0	2,144
Utilities			0		1,812	0	1,812
Municipal Bonds & Notes
Florida			0		90	0	90
New York			0		119	0	119
U.S. Treasury Obligations			0		420	0	420
Non-Agency Mortgage-Backed Securities			0		538	0	538
Asset-Backed Securities			0		576	0	576
Sovereign Issues			0		35	0	35
Short-Term Instruments
U.S. Treasury Bills			0		1,590	0	1,590

Total Investments			$0		$11,464	$0	$11,464

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		5	0	5
Over the counter			0		4	0	4

			$0		$9	$0	$9
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(6)	0	(6)
Over the counter			0		(117)	0	(117)

			$0		$(123)	$0	$(123)

Total Financial Derivative Instruments			$0		$(114)	$0	$(114)

Totals			$0		$11,350	$0	$11,350

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.7% ¤
CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 4.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$201	$161
Banca Monte dei Paschi di Siena SpA 5.375% due 01/18/2028 •	EUR	500	433
Bank of America Corp.
2.863% (EUR003M + 1.000%) due 08/24/2025 ~		14,600	15,569
5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		$19,800	19,646
Barclays PLC 5.304% due 08/09/2026 •		8,900	8,842
Credit Suisse AG 4.750% due 08/09/2024		44,500	42,517
GA Global Funding Trust 5.085% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,336
General Motors Financial Co., Inc. 5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,300	20,248
Goldman Sachs Group, Inc.
3.000% due 03/15/2024		4,900	4,780
5.442% (US0003M + 0.750%) due 02/23/2023 ~		12,500	12,507
ING Groep NV 5.963% (SOFRINDX + 1.640%) due 03/28/2026 ~		9,900	9,860
JPMorgan Chase & Co. 5.274% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,645
NatWest Group PLC
4.519% due 06/25/2024 •		2,047	2,028
6.274% (US0003M + 1.550%) due 06/25/2024 ~		3,203	3,204
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		3,000	3,005
UBS Group AG 5.706% (SOFRRATE + 1.580%) due 05/12/2026 ~		6,061	6,110

			173,891

INDUSTRIALS 0.0%
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		100	100
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		89	88

			188

UTILITIES 0.0%
Verizon Communications, Inc. 2.355% due 03/15/2032		379	302

Total Corporate Bonds & Notes (Cost $176,886)			174,381

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
2.125% due 04/24/2026 (i)		5,695	5,339
3.462% due 05/01/2038 •		2,100	2,133
4.819% due 10/25/2036 ~		13	13
4.839% due 08/25/2037 •		421	416
Freddie Mac
4.698% due 07/15/2036 •		152	149
4.768% due 05/15/2032 - 09/15/2042 •		1,185	1,170
4.918% due 12/15/2037 ~		124	123
4.938% due 10/15/2037 •		292	289
Ginnie Mae
0.102% due 10/16/2053 ~(a)		745	0
2.673% due 10/20/2043 •		2,360	2,252
3.858% due 08/20/2068 ~		2,702	2,627
U.S. Small Business Administration
4.840% due 05/01/2025		19	19
4.990% due 09/01/2024		17	16
5.160% due 02/01/2028		19	18
5.310% due 05/01/2027		26	26
5.510% due 11/01/2027		14	14
5.820% due 06/01/2026		19	18
5.870% due 07/01/2028		11	11
6.020% due 08/01/2028		7	7

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

6.770% due 11/01/2028	24	24
Uniform Mortgage-Backed Security 3.500% due 02/01/2045 - 03/01/2048	1,362	1,263
Uniform Mortgage-Backed Security, TBA 4.000% due 03/01/2053	242,700	227,760

Total U.S. Government Agencies (Cost $246,947)		243,687

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Bonds
3.000% due 05/15/2045	2,010	1,658
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2026	5,125	4,830
0.250% due 07/15/2029 (i)(k)	1,164	1,066
0.375% due 07/15/2023 (k)	346	342
0.375% due 07/15/2025 (i)	22,242	21,366
0.375% due 07/15/2025 (i)(k)	3,896	3,742
0.375% due 01/15/2027 (k)	185	175
0.500% due 01/15/2028	7,363	6,928
0.625% due 07/15/2032	116,924	107,191
0.750% due 02/15/2042	2,267	1,899
0.875% due 02/15/2047	2,054	1,686
1.000% due 02/15/2049	991	830
1.375% due 02/15/2044 (i)	3,913	3,637
1.375% due 02/15/2044	9,637	8,959
2.125% due 02/15/2040	1,435	1,521
2.125% due 02/15/2041	128	136
2.500% due 01/15/2029 (i)	36,574	38,153
3.375% due 04/15/2032	1,221	1,398
3.875% due 04/15/2029	2,554	2,871
U.S. Treasury Notes
1.625% due 05/15/2026	25,577	23,546
2.000% due 02/15/2025	33,704	32,077
2.750% due 02/15/2024	42,010	41,110

Total U.S. Treasury Obligations (Cost $322,248)		305,121

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	1,000	930
Adjustable Rate Mortgage Trust 3.949% due 07/25/2035 ~	42	40
Ashford Hospitality Trust 5.218% due 04/15/2035 •	531	513
Atrium Hotel Portfolio Trust
5.268% due 06/15/2035 ~	1,100	1,063
5.498% due 12/15/2036 •	2,025	1,973
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	1,500	1,288
Banc of America Funding Trust 3.457% due 05/20/2036 ^~	199	176
Barclays Commercial Mortgage Securities Trust
5.293% due 08/15/2036 •	1,000	983
5.318% due 07/15/2037 •	4,300	4,185
5.318% due 10/15/2037 ~	14,291	13,761
Bear Stearns Adjustable Rate Mortgage Trust 4.282% due 01/25/2035 ~	75	74
Bear Stearns ALT-A Trust 4.533% due 07/25/2035 ^~	494	361
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~	54	43
Beast Mortgage Trust 5.368% due 03/15/2036 ~	600	566
BFLD Trust 5.408% due 10/15/2034 •	1,000	982
Braemar Hotels & Resorts Trust 5.138% due 06/15/2035 •	8,530	8,137
Chase Mortgage Finance Trust
3.370% due 02/25/2037 ~	68	63
3.492% due 02/25/2037 ~	72	69
ChaseFlex Trust 6.300% due 06/25/2036 ^~	47	39
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.669% due 01/25/2035 •	2	2
Citigroup Mortgage Loan Trust 6.470% due 11/25/2035 ~	21	20
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~	6,300	6,014
Commercial Mortgage Trust 3.545% due 02/10/2036	1,000	916
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^	5,300	2,118
6.500% due 09/25/2037 ^	1,371	581
Countrywide Home Loan Mortgage Pass-Through Trust
3.424% due 08/20/2035 ^~	1,011	930
3.614% due 11/20/2034 ~	167	152

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

DBWF Mortgage Trust 5.469% due 12/19/2030 •		2,500	2,429
Eurosail PLC 4.461% due 06/13/2045 ~	GBP	961	1,148
First Horizon Alternative Mortgage Securities Trust 3.939% due 04/25/2035 ~		$166	161
GS Mortgage Securities Corp.
5.366% due 05/03/2032		1,000	964
7.736% due 08/15/2039 ~		3,100	3,128
GS Mortgage Securities Corp. Trust
5.238% due 07/15/2025 •		14,179	13,820
5.468% due 08/15/2032 •		6,720	6,583
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~		47	46
3.767% due 09/25/2035 ~		5	5
HarborView Mortgage Loan Trust
4.599% due 03/19/2037 •		569	503
4.749% due 12/19/2036 •		6,818	5,622
4.959% due 11/19/2035 •		434	333
5.033% due 06/20/2035 ~		311	277
Hawaii Hotel Trust 5.468% due 05/15/2038 •		15,550	15,126
HPLY Trust 5.318% due 11/15/2036 •		6,661	6,501
IndyMac INDA Mortgage Loan Trust 3.102% due 11/25/2035 ^~		119	87
IndyMac INDX Mortgage Loan Trust 4.809% due 07/25/2036 ~		687	604
InTown Mortgage Trust 6.825% due 08/15/2039 ~		3,000	2,988
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 ^þ		1,227	1,142
JP Morgan Chase Commercial Mortgage Securities Corp. 5.418% due 05/15/2034 •		1,700	1,673
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		3,750	3,508
5.372% due 07/05/2033 •		1,936	1,822
5.568% due 09/15/2029 •		1,334	1,295
JP Morgan Mortgage Trust
3.416% due 04/25/2035 ~		2	2
3.708% due 07/25/2035 ~		21	21
MASTR Adjustable Rate Mortgages Trust 3.874% due 11/21/2034 ~		81	73
MBRT 5.518% due 11/15/2036 •		3,600	3,531
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.058% due 09/15/2030 •		50	50
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.798% due 06/15/2030 •		4	4
Merrill Lynch Mortgage Investors Trust
2.906% due 05/25/2036 ~		3	2
3.139% due 12/25/2034 ~		41	38
3.484% due 06/25/2035 ~		125	116
MFA Trust 4.112% due 12/25/2066 ~		4,483	4,234
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	6,903
New Orleans Hotel Trust 5.307% due 04/15/2032 •		1,674	1,593
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~		1,000	909
One Market Plaza Trust 3.614% due 02/10/2032		1,000	963
One New York Plaza Trust 5.268% due 01/15/2036 •		14,400	13,612
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.149% due 12/25/2035 ~		3,681	3,364
Residential Accredit Loans, Inc. Trust
4.749% due 06/25/2046 •		99	23
6.000% due 09/25/2036		138	107
6.000% due 09/25/2036 ^		362	279
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		7,129	2,757
Structured Adjustable Rate Mortgage Loan Trust 5.070% due 11/25/2034 ~		508	441
Structured Asset Mortgage Investments Trust
4.809% due 05/25/2036 •		50	38
5.019% due 05/19/2035 •		32	28
Tharaldson Hotel Portfolio Trust 5.268% due 11/11/2034 ~		2,135	2,077
Thornburg Mortgage Securities Trust 6.716% due 03/25/2037 ^•		1,740	1,449
Towd Point Mortgage Funding
3.826% due 07/20/2045 •	GBP	9,739	11,649
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		13,343	16,036

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Trinity Square PLC 3.729% due 07/15/2059 •		9,937	11,874
VASA Trust 5.218% due 07/15/2039 •		$4,310	3,985
Verus Securitization Trust 4.474% due 04/25/2067 þ		6,413	6,183
WaMu Mortgage Pass-Through Certificates Trust
3.104% due 06/25/2034 ~		24	22
3.952% due 01/25/2035 ~		29	26
4.141% due 10/25/2034 ~		22	20
5.129% due 11/25/2034 •		145	131
5.129% due 01/25/2045 ~		204	197
5.189% due 01/25/2045 •		175	162
Wells Fargo Mortgage-Backed Securities Trust 2.879% due 04/25/2036 ~		141	132

Total Non-Agency Mortgage-Backed Securities (Cost $220,980)			208,775

ASSET-BACKED SECURITIES 16.6%
ACE Securities Corp. Home Equity Loan Trust
5.259% due 05/25/2035 ~		745	739
5.289% due 12/25/2034 ~		386	346
Adagio CLO DAC 2.308% due 04/15/2032 •	EUR	10,000	10,437
Adagio X Eur CLO DAC 4.541% due 07/20/2036 •		14,400	15,425
ALME Loan Funding DAC 2.128% due 01/15/2032 •		19,485	20,252
American Credit Acceptance Receivables Trust 4.120% due 02/13/2026		$8,298	8,240
American Money Management Corp. CLO Ltd.
4.991% due 04/14/2029 •		599	595
5.388% due 04/25/2031 •		800	788
Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		400	390
AREIT Trust 6.567% due 06/17/2039 ~		3,700	3,673
Ares European CLO DAC 2.298% due 04/17/2032 ~	EUR	10,200	10,622
Arivo Acceptance Auto Loan Receivables Trust 3.930% due 05/15/2028		$9,254	8,989
Armada Euro CLO DAC
2.283% due 07/15/2033 •	EUR	10,000	10,379
2.558% due 11/15/2031 •		8,925	9,337
Asset-Backed Securities Corp. Home Equity Loan Trust 4.849% due 11/25/2036 ~		$4,898	4,704
Atlas Senior Loan Fund Ltd.
5.169% due 01/15/2031 ~		491	482
5.405% due 04/22/2031 •		1,000	974
Atlas Static Senior Loan Fund Ltd. 5.100% due 07/15/2030 ~		1,000	997
Aurium CLO DAC 3.152% due 03/23/2032 •	EUR	6,000	6,286
Avoca CLO DAC
2.129% due 01/12/2031 ~		4,000	4,182
2.198% due 10/15/2032 •		8,500	8,809
Babson CLO Ltd. 5.233% due 01/20/2031 •		$1,100	1,083
Bain Capital Euro CLO DAC 2.398% due 07/17/2034 •	EUR	3,900	4,008
Bain Capital Euro DAC 2.236% due 04/20/2032 •		2,800	2,929
Barings CLO Ltd. 5.029% due 04/15/2031 •		$2,700	2,648
BDS Ltd.
6.121% due 03/19/2039 ~		2,400	2,336
6.461% due 08/19/2038 ~		1,800	1,774
Bear Stearns Asset-Backed Securities Trust
5.049% due 02/25/2036 ~		7,641	7,143
5.389% due 09/25/2046 ~		272	248
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		1,700	1,678
5.159% due 07/15/2032 •		500	489
5.343% due 01/20/2031 •		700	691
BHG Securitization Trust
3.750% due 06/18/2035		12,583	12,385
5.320% due 10/17/2035		912	905
Black Diamond CLO DAC 2.316% due 01/20/2032 ~	EUR	9,643	10,093
Blackrock European CLO DAC 2.358% due 07/17/2034 •		11,304	11,652
BlueMountain CLO Ltd. 5.159% due 07/15/2031 •		$600	590
BNPP AM Euro CLO DAC 2.322% due 07/22/2032 ~	EUR	6,400	6,639

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

BPCRE Holder LLC 6.725% due 01/16/2037 •		$500	493
BSPRT Issuer Ltd. 6.632% due 07/15/2039 •		2,000	1,957
Cairn CLO DAC 2.465% due 10/30/2030 •	EUR	2,000	2,099
Carlyle Euro CLO DAC 2.428% due 08/15/2030 •		2,989	3,123
Carlyle Global Market Strategies CLO Ltd.
5.079% due 01/15/2031 ~		$3,055	3,020
5.583% due 07/20/2032 ~		500	492
Carlyle Global Market Strategies Euro CLO DAC 2.128% due 07/15/2030 •	EUR	998	1,040
Carlyle U.S. CLO Ltd. 5.259% due 01/15/2030 •		$500	494
CarNow Auto Receivables Trust 3.440% due 07/15/2024		210	209
Carrington Mortgage Loan Trust 5.493% due 07/20/2030 •		598	592
Carvana Auto Receivables Trust 2.310% due 12/11/2028		11,755	11,415
Cedar Funding CLO Ltd. 5.179% due 07/17/2031 •		900	885
CIFC Funding Ltd.
5.043% due 01/20/2028 ~		570	565
5.194% due 04/18/2031 ~		400	393
5.259% due 11/16/2030 •		700	693
5.279% due 10/17/2031 ~		800	790
CLNC Ltd. 5.689% due 08/20/2035 •		361	355
Contego Clo DAC 2.432% due 05/14/2032 •	EUR	9,300	9,632
Countrywide Asset-Backed Certificates Trust
3.694% due 11/25/2034 •		$2,519	2,106
5.169% due 11/25/2034 •		150	142
5.244% due 08/25/2034 ~		23	23
5.424% due 12/25/2035 ~		2,314	2,186
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 •		4,100	4,089
Credit Acceptance Auto Loan Trust
1.240% due 10/15/2029		6,031	5,907
1.370% due 07/16/2029		7,536	7,461
CVC Cordatus Loan Fund DAC
2.578% due 08/15/2032 •	EUR	5,200	5,426
2.651% due 02/22/2034 •		7,000	7,234
Dryden CLO Ltd.
5.129% due 07/15/2031 •		$1,300	1,278
5.686% due 05/15/2032 ~		500	493
Dryden Euro CLO DAC 1.470% due 10/15/2032	EUR	3,000	2,877
First Help Financial LLC 4.430% due 01/18/2028		$385	376
Flagship Credit Auto Trust 4.330% due 12/16/2024		7,637	7,597
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		4,000	3,852
Foursight Capital Automobile Receivables Trust 3.312% due 08/15/2023		2,589	2,588
FREED ABS Trust
4.500% due 08/20/2029		2,047	2,041
6.490% due 12/18/2029		11,789	11,789
Fremont Home Loan Trust
4.529% due 01/25/2037 •		1,570	787
4.629% due 10/25/2036 ~		5,458	2,309
FS Rialto Issuer LLC 5.708% due 01/19/2039 •		7,400	7,222
Gallatin CLO Ltd. 5.328% due 01/21/2028 •		753	747
GPMT Ltd. 5.589% due 07/16/2035 •		1,530	1,501
Greywolf CLO Ltd. 5.518% due 01/27/2031 •		1,400	1,382
GSAMP Trust 4.589% due 11/25/2036 •		734	356
Halseypoint CLO Ltd. 5.865% due 11/30/2032 ~		1,800	1,777
Harvest CLO DAC
2.108% (EUR003M + 0.730%) due 01/15/2031 ~	EUR	7,156	7,483
2.228% due 01/15/2032 •		5,100	5,290
Hayfin Emerald CLO DAC 2.748% (EUR003M + 0.850%) due 05/27/2034 ~		28,300	29,060
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		$20,900	20,387
HGI CRE CLO Ltd. 5.508% due 04/20/2037 ~		3,100	3,052

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

ICG Euro CLO DAC 2.428% due 10/15/2034 •	EUR	8,000	8,245
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.336% due 11/25/2034 ~		$175	168
Invesco Euro CLO DAC 2.298% due 07/15/2032 •	EUR	4,300	4,470
Jubilee CLO DAC
2.278% (EUR003M + 0.900%) due 06/15/2032 ~		15,000	15,453
2.846% due 12/15/2029 •		1,208	1,269
KKR CLO Ltd. 5.369% due 04/15/2029 ~		$658	653
KREF Ltd. 5.771% due 02/17/2039 •		1,000	965
LCM LP
5.209% due 10/15/2031 •		700	686
5.243% due 07/20/2030 •		482	474
LCM Ltd.
5.223% due 03/20/2030 •		730	721
5.323% due 04/20/2031 ~		700	684
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		7,861	7,519
4.000% due 05/15/2028		13,976	13,466
LoanCore Issuer Ltd.
5.618% due 07/15/2036 •		500	482
5.618% due 11/15/2038 ~		1,000	956
M360 Ltd. 5.861% due 11/22/2038 ~		1,000	985
Madison Park Funding Ltd.
4.829% due 04/15/2029 ~		1,250	1,237
5.155% due 04/22/2027 ~		2,381	2,357
Man GLG Euro CLO DAC
2.118% due 10/15/2030 •	EUR	6,794	7,101
2.188% due 10/15/2032 •		2,399	2,484
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		$386	384
MF1 Ltd.
5.176% due 02/19/2037 ~		1,000	963
6.471% due 06/19/2037 •		2,500	2,465
Morgan Stanley ABS Capital, Inc. Trust 5.424% due 07/25/2035 •		4,769	4,635
Navient Private Education Loan Trust
5.768% due 07/16/2040 •		2,841	2,802
5.918% due 10/15/2031 •		5,200	5,148
6.018% due 11/15/2030 ~		2,600	2,597
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		9,781	8,271
1.170% due 09/16/2069		458	407
5.918% due 11/15/2068 •		1,766	1,758
Navient Student Loan Trust 5.298% due 12/15/2059 ~		7,848	7,669
North Westerly ESG CLO DAC 2.772% due 07/05/2032 •	EUR	10,000	10,279
OCP Euro CLO DAC 2.198% due 01/15/2032 ~		4,940	5,191
Octagon Investment Partners Ltd. 5.650% due 02/14/2031 •		$1,300	1,279
OneMain Financial Issuance Trust 4.567% due 06/16/2036 •		1,200	1,149
Option One Mortgage Loan Trust
4.529% due 01/25/2037 •		1,745	1,170
4.529% due 03/25/2037 •		1,441	949
OZLM Ltd. 5.665% due 10/30/2030 ~		1,187	1,170
OZLME DAC 2.397% (EUR003M + 0.820%) due 07/27/2032 ~	EUR	5,200	5,443
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		$6,165	6,007
2.030% due 10/15/2029		4,338	4,167
4.970% due 01/15/2030		384	379
6.060% due 03/15/2030		16,351	16,157
Palmer Square European Loan Funding DAC
2.098% due 10/15/2031 •	EUR	2,945	3,057
2.108% due 07/15/2031 •		1,913	1,994
Palmer Square Loan Funding Ltd. 6.025% due 02/20/2028 •		$3,411	3,357
Pawneee Equipment Receivables LLC 3.809% due 08/15/2023		1,524	1,523
Penta CLO 11 DAC 1.250% due 11/15/2034 •	EUR	10,000	10,397
Penta CLO DAC 2.493% due 01/25/2033 •		3,500	3,644
PFP Ltd. 6.600% due 08/19/2035 ~		$2,500	2,456
Providus CLO DAC 2.598% due 02/15/2035 •	EUR	5,300	5,440

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Rad CLO Ltd. 5.445% due 07/24/2032 ~		$1,700	1,659
Ready Capital Mortgage Financing LLC
5.589% due 11/25/2036 •		982	941
5.594% due 01/25/2037 •		1,700	1,660
6.790% due 06/25/2037 •		1,517	1,510
6.875% due 10/25/2039 •		3,595	3,589
Regatta Funding Ltd.
5.149% due 07/17/2031 •		2,000	1,966
5.329% due 10/17/2030 ~		1,450	1,434
Saranac CLO Ltd. 5.905% due 11/20/2029 •		362	358
Saxon Asset Securities Trust 4.699% due 09/25/2037 •		557	524
SLM Private Education Loan Trust 9.068% due 10/15/2041 •		1,793	1,925
SLM Student Loan Trust 5.858% due 04/25/2023 ~		1,408	1,395
SMB Private Education Loan Trust
4.436% due 09/15/2054 ~		325	312
5.048% due 01/15/2053 •		2,423	2,321
5.118% due 02/15/2036 ~		4,468	4,360
5.118% due 01/15/2053 ~		18,296	17,461
Sound Point CLO Ltd. 5.344% due 04/18/2031 •		1,400	1,370
Soundview Home Loan Trust 5.339% due 10/25/2037 •		833	616
St Paul's CLO DAC 2.298% due 04/15/2033 •	EUR	8,000	8,309
Structured Asset Securities Corp. Mortgage Loan Trust 5.620% due 04/25/2035 •		$48	46
Symphony CLO Ltd. 5.279% due 04/15/2028 •		7,400	7,215
TCW CLO Ltd. 5.328% due 04/25/2031 ~		500	492
TIAA CLO Ltd. 5.443% due 07/20/2031 •		650	639
TICP CLO Ltd. 5.083% due 04/20/2028 ~		6,519	6,500
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		3,200	3,126
TSTAT Ltd. 4.854% due 07/20/2031 •		1,000	998
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		997	927
Upstart Securitization Trust 4.370% due 05/20/2032		1,008	986
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		793	760
Venture CLO Ltd.
4.959% due 07/15/2027 •		137	137
5.766% due 08/28/2029 •		619	613
Vibrant CLO Ltd. 5.363% due 07/20/2032 •		2,300	2,263
VMC Finance LLC 5.708% due 02/18/2039 •		1,900	1,857
Voya CLO Ltd.
5.059% due 06/07/2030 ~		1,249	1,227
5.094% due 01/18/2029 •		991	981
5.139% due 04/15/2031 •		900	887
5.289% due 10/15/2030 ~		498	493
Voya Euro CLO DAC 2.298% (EUR003M + 0.920%) due 04/15/2033 ~	EUR	11,000	11,317
Wellfleet CLO Ltd.
5.133% due 04/20/2029 •		$531	524
5.413% due 07/20/2032 •		1,000	964

Total Asset-Backed Securities (Cost $646,242)			668,346

SOVEREIGN ISSUES 1.3%
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	2,553	1,613
United Kingdom Gilt 1.250% due 11/22/2027 (f)	GBP	38,552	49,338

Total Sovereign Issues (Cost $60,659)			50,951

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA (b)		46,500	96

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Total Common Stocks (Cost $91)		96

	OUNCES
COMMODITIES 9.5%
Gold Warehouse Receipts	211,273	383,098

Total Commodities (Cost $347,443)		383,098

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 71.1%
COMMERCIAL PAPER 0.9%
American Electric Power Co., Inc. 4.800% due 01/19/2023	$250	249
American Electric Power, Inc. 4.720% due 01/04/2023	250	250
CNH Industrial Capital LLC 4.950% due 02/21/2023	550	546
Consolidated Edison Co. of New York, Inc.
4.800% due 01/17/2023	500	499
4.800% due 01/18/2023	750	748
4.800% due 01/19/2023	750	748
4.800% due 01/20/2023	750	748
Constellation Brands, Inc.
5.000% due 01/09/2023	500	499
5.000% due 01/10/2023	500	499
Crown Castle, Inc. 5.100% due 01/09/2023	750	749
Duke Energy Corp.
4.620% due 01/11/2023	750	749
4.620% due 01/17/2023	500	499
Electricite de France SA 5.000% due 01/20/2023	2,500	2,493
Enbridge (US), Inc. 4.750% due 01/09/2023	250	250
Enel Finance America LLC 6.000% due 01/12/2023	1,520	1,517
Energy Transfer LP 5.080% due 01/05/2023	1,750	1,749
Entergy Corp. 4.750% due 01/11/2023	500	499
Fiserv, Inc.
4.630% due 01/09/2023	500	499
4.780% due 01/23/2023	1,000	997
4.820% due 02/01/2023	250	249
Hitachi America Capital Ltd. 4.700% due 01/04/2023	750	750
Humana, Inc. 4.850% due 01/10/2023	250	250
McCormick & Co., Inc. 4.750% due 01/27/2023	1,000	996
Medtronic Global Holdings SCA 4.750% due 01/27/2023	1,000	997
Mercedes-Benz Finance North America LLC 4.800% due 01/30/2023	500	498
National Grid North America, Inc. 4.780% due 01/23/2023	250	249
ORACLE Corp.
4.760% due 01/27/2023	1,000	996
4.800% due 01/26/2023	500	498
Penske Truck Leasing Co. LP 4.700% due 01/11/2023	250	250
Quanta Services, Inc. 5.100% due 01/11/2023	500	499
Republic Services, Inc. 4.650% due 01/12/2023	750	749
Tampa Electric Co. 4.800% due 01/12/2023	700	699
Targa Resources Corp. 5.250% due 01/13/2023	2,250	2,246
Thomson Reuters Corp. 4.770% due 01/25/2023	3,500	3,489
TransCanada PipeLines Ltd. 4.750% due 01/19/2023	250	249
Virginia Electric & Power Co. 4.720% due 02/06/2023	250	249
Vodafone Group PLC 4.600% due 01/05/2023	1,750	1,749

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

VW Credit, Inc.
4.700% due 01/27/2023		750	747
4.750% due 01/24/2023		250	249
4.750% due 01/25/2023		500	498
4.800% due 01/26/2023		3,000	2,989
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023		750	749
4.950% due 01/18/2023		1,750	1,746

			37,427

REPURCHASE AGREEMENTS (g) 53.1%			2,135,646

SHORT-TERM NOTES 4.2%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/25/2023 •		139,800	139,802
4.320% due 01/24/2023 •		29,000	29,000

			168,802

HUNGARY TREASURY BILLS 0.4%
18.250% due 01/03/2023 (c)(d)	HUF	5,475,000	14,678

ISRAEL TREASURY BILLS 0.0%
0.156% due 01/04/2023 (d)(e)	ILS	4,900	1,393

JAPAN TREASURY BILLS 4.5%
(0.119)% due 02/20/2023 - 02/27/2023 (c)(d)	JPY	23,560,000	179,566

U.S. TREASURY BILLS 8.0%
4.097% due 01/17/2023 - 03/23/2023 (c)(d)(k)		$325,178	323,473

Total Short-Term Instruments (Cost $2,850,001)			2,860,985

Total Investments in Securities (Cost $4,871,497)			4,895,440

		SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short Asset Portfolio		14,240,319	136,508
PIMCO Short-Term Floating NAV Portfolio III		2,738	26

Total Short-Term Instruments (Cost $142,096)			136,534

Total Investments in Affiliates (Cost $142,096)			136,534

Total Investments 125.1% (Cost $5,013,593)			$5,031,974
Financial Derivative Instruments (h)(j) 2.3%(Cost or Premiums, net $(833))			91,127
Other Assets and Liabilities, net (27.4)%			(1,101,780)

Net Assets 100.0%			$4,021,321

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.150%	12/30/2022	01/03/2023	$917,500	U.S. Treasury Notes 0.250% - 2.750% due 07/31/2025 - 11/15/2031	$(935,772)	$917,500	$917,923
FICC	1.900	12/30/2022	01/03/2023	11,643	U.S. Treasury Bills 0.000% due 06/29/2023	(11,875)	11,643	11,645
4.280	12/30/2022	01/03/2023	132,000	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	(134,640)	132,000	132,063
174,764	U.S. Treasury Notes 2.625% due 07/31/2029	(161,466)	158,300	158,375
NOM	4.260	01/03/2023	01/04/2023	902,300	U.S. Treasury Bonds 1.375% - 4.250% due 05/15/2039 - 05/15/2043	(601,286)	902,300	902,300
U.S. Treasury Notes 1.250% due 08/15/2031	(320,303)

Total Repurchase Agreements	$(2,165,342)	$2,121,743	$2,122,306

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2053	$14,500	$(13,263)	$(13,183)

Total Short Sales (0.3)%	$(13,263)	$(13,183)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(995) at a weighted average interest rate of 1.588%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - Crude February 2023 Futures	$70.000	01/17/2023	396	396	$(1,010)	$(127)
Call - Crude February 2023 Futures	93.000	01/17/2023	94	94	(178)	(14)
Call - Crude February 2023 Futures	98.000	01/17/2023	38	38	(85)	(2)
Call - Gold August 2023 Futures	1,830.000	07/26/2023	135	14	(1,155)	(1,543)
Put - NYMEX Crude December 2023 Futures	65.000	11/15/2023	45	45	(478)	(306)
Call - NYMEX Crude February 2023 Futures	88.000	01/17/2023	21	21	(31)	(10)
Call - NYMEX Crude February 2023 Futures	90.000	01/17/2023	87	87	(164)	(26)
Put - NYMEX Crude June 2023 Futures	75.000	05/17/2023	116	116	(856)	(746)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Call - NYMEX Crude March 2023 Futures	87.000	02/15/2023	72	72	(145)	(173)
Call - NYMEX Crude March 2023 Futures	89.000	02/15/2023	31	31	(54)	(58)
Put - NYMEX Natural Gas February 2023 Futures	4.250	01/26/2023	72	720	(245)	(220)
Call - NYMEX Natural Gas February 2023 Futures	4.500	01/26/2023	190	1,900	(849)	(784)
Put - NYMEX Natural Gas February 2023 Futures	4.500	01/26/2023	215	2,150	(844)	(941)
Call - NYMEX Natural Gas February 2023 Futures	5.000	01/26/2023	72	720	(229)	(173)

$(6,323)	$(5,123)

Total Written Options	$(6,323)	$(5,123)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	95	$504	$142	$0	$(9)
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	37	191	139	0	(5)
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	37	187	135	0	(5)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	37	191	140	0	(5)
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	97	505	133	0	(14)
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	95	499	137	0	(11)
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	37	188	136	0	(4)
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	37	188	137	0	(4)
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	37	190	139	0	(4)
Brent Crude April Futures	02/2023	45	3,854	152	105	0
Brent Crude December Futures	10/2023	372	30,374	723	684	0
Brent Crude June Futures	04/2023	1,039	88,066	3,974	2,267	0
Brent Crude March Futures	01/2023	1,452	124,741	8,050	3,557	0
California Carbon Allowance December Futures	12/2023	3,114	94,510	3,747	156	0
Coal February Futures	02/2023	21	3,990	(1,726)	50	0
Coal January Futures	01/2023	21	4,001	(1,716)	30	0
Coal March Futures	03/2023	21	3,963	(1,753)	45	0
Cocoa July Futures	07/2023	36	936	13	6	0
Cocoa March Futures	03/2023	162	4,212	423	36	0
Copper March Futures	03/2023	30	2,858	266	0	(10)
Corn December Futures	12/2023	55	1,680	30	0	(5)
Corn July Futures	07/2023	82	2,754	64	0	(4)
Euro-Mill Wheat March Futures	03/2023	589	9,749	(963)	39	(205)
European Climate Exchange December Futures	12/2023	6	539	(32)	0	(13)
European Climate Exchange March Futures	03/2023	36	3,140	(77)	0	(79)
Gas Oil April Futures	04/2023	59	5,045	(451)	13	0
Gas Oil December Futures	12/2023	238	18,546	150	71	0
Gas Oil January Futures	01/2023	343	31,590	(952)	77	0
Gas Oil June Futures	06/2023	245	20,066	268	80	0
Gas Oil March Futures	03/2023	225	19,856	(630)	28	0
Globex Natural Gas February Futures	01/2023	66	2,954	(495)	0	(55)
Gold 100 oz. August Futures	08/2023	57	10,680	658	1	0
Hard Red Winter Wheat March Futures	03/2023	10	469	(14)	12	0
Henry Hub Natural Gas April Futures	03/2024	49	470	(100)	1	0
Henry Hub Natural Gas August Futures	07/2024	49	491	(79)	2	0
Henry Hub Natural Gas December Futures	11/2024	49	597	27	2	0
Henry Hub Natural Gas February Futures	01/2024	49	605	35	1	0
Henry Hub Natural Gas July Futures	06/2024	49	488	(83)	2	0
Henry Hub Natural Gas June Futures	05/2024	49	477	(94)	2	0
Henry Hub Natural Gas March Futures	02/2024	49	539	(32)	1	0
Henry Hub Natural Gas May Futures	04/2024	49	465	(105)	1	0
Henry Hub Natural Gas November Futures	10/2024	49	537	(34)	1	0
Henry Hub Natural Gas October Futures	09/2024	49	497	(74)	1	0
Henry Hub Natural Gas September Futures	08/2024	49	486	(84)	2	0
Iron Ore March Futures	03/2023	735	8,473	1,645	146	0
Live Cattle February Futures April Futures	04/2023	238	15,403	169	0	(62)
Low Sulphur Gasoil 1st Line vs Brent 1st Line April Futures	04/2023	15	420	(45)	0	(27)
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	28	705	(151)	0	(42)
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	28	654	(201)	0	(37)
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2023	28	712	(143)	0	(44)
Low Sulphur Gasoil 1st Line vs Brent 1st Line June Futures	06/2023	15	385	(79)	0	(24)
Low Sulphur Gasoil 1st Line vs Brent 1st Line May Futures	05/2023	15	396	(69)	0	(25)
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	28	666	(189)	0	(39)
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	28	685	(171)	0	(40)
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	28	698	(158)	0	(41)
Mont Belvieu LDH Propane 5 Decimal (OPIS) April Futures	04/2023	124	4,092	(354)	65	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) August Futures	08/2023	62	2,088	(433)	33	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) December Futures	12/2023	62	2,205	(316)	36	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) July Futures	07/2023	62	2,065	(456)	33	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) June Futures	06/2023	124	4,105	(340)	65	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) May Futures	05/2023	124	4,092	(354)	62	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Mont Belvieu LDH Propane 5 Decimal (OPIS) November Futures	11/2023	62	2,181	(340)	36	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) October Futures	10/2023	62	2,155	(366)	34	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) September Futures	09/2023	62	2,121	(401)	31	0
Natural Gas December Futures	11/2023	49	2,390	(443)	2	0
Natural Gas February Futures	01/2023	14	627	(80)	0	(12)
Natural Gas June Futures	05/2023	6	369	(433)	7	(39)
Natural Gas March Futures	02/2023	68	2,791	(4)	0	(4)
Natural Gas March Futures	02/2024	323	14,206	(2,259)	36	0
Natural Gas May Futures	04/2023	27	1,694	(930)	34	(188)
Natural Gas May Futures	04/2023	632	24,844	(6,449)	0	(19)
Natural Gas October Futures	09/2023	442	18,449	(4,525)	4	0
Natural Gas October Futures	09/2024	340	13,787	(1,463)	41	0
Natural Gas September Futures	08/2023	58	2,384	(236)	0	(2)
Put Options Strike @ USD 65.000 on Brent Crude March 2023 Futures (1)	01/2023	176	19	(147)	0	(9)
RBOB Gasoline December Futures	11/2023	27	2,564	159	85	0
RBOB Gasoline June Futures	05/2023	152	16,584	(181)	575	0
RBOB Gasoline March Futures	02/2023	99	10,305	686	412	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line February Futures	02/2023	21	(136)	(26)	4	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line March Futures	03/2023	21	(113)	(3)	3	0
Soybean July Futures	07/2023	26	1,993	57	8	0
Soybean March Futures	03/2023	257	19,583	938	100	0
Soybean Meal July Futures	07/2023	81	3,680	113	79	0
Soybean Meal March Futures	03/2023	776	36,550	5,116	970	0
Sugar No. 11 July Futures	06/2023	308	6,202	(5)	0	(52)
U.S. Treasury 5-Year Note March Futures	03/2023	345	37,236	(46)	0	(30)
U.S. Treasury Long-Term Bond March Futures	03/2023	126	15,793	(142)	0	(20)
WTI Crude December Futures	11/2023	1,323	102,281	2,956	2,218	0
WTI Crude December Futures	11/2025	332	22,785	(251)	375	0
WTI Crude February Futures	01/2023	7	562	40	13	0
WTI Crude June Futures	05/2024	253	18,871	733	380	0
WTI Crude March Futures	02/2023	1,096	88,173	1,875	2,137	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2023	29	25	(26)	0	(6)
WTI Houston (Argus) vs. WTI Trade August Futures	07/2023	29	42	(9)	0	(1)
WTI Houston (Argus) vs. WTI Trade December Futures	11/2023	29	45	(6)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2023	29	16	(35)	0	(6)
WTI Houston (Argus) vs. WTI Trade July Futures	06/2023	29	42	(9)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	29	36	(15)	0	(3)
WTI Houston (Argus) vs. WTI Trade March Futures	02/2023	29	16	(35)	0	(7)
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	29	30	(20)	0	(4)
WTI Houston (Argus) vs. WTI Trade November Futures	10/2023	29	45	(6)	1	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2023	29	45	(6)	1	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2023	29	42	(9)	0	(1)
WTI-Brent April Futures	04/2023	29	(126)	24	0	(6)
WTI-Brent August Futures	08/2023	29	(112)	39	0	(3)
WTI-Brent December Futures	12/2023	29	(118)	33	0	(3)
WTI-Brent February Futures	02/2023	29	(150)	1	0	(11)
WTI-Brent January Futures	01/2023	29	(162)	(11)	0	(16)
WTI-Brent July Futures	07/2023	29	(113)	38	0	(3)
WTI-Brent June Futures	06/2023	29	(115)	36	0	(3)
WTI-Brent March Futures	03/2023	29	(138)	13	0	(8)
WTI-Brent May Futures	05/2023	29	(118)	32	0	(4)
WTI-Brent November Futures	11/2023	29	(117)	34	0	(3)
WTI-Brent October Futures	10/2023	29	(115)	35	0	(3)
WTI-Brent September Futures	09/2023	29	(114)	37	0	(3)
WTI-Crude September Futures	08/2023	302	23,813	292	565	0

				$3,049	$15,864	$(1,282)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum Futures March Futures	03/2023	302	$(17,909)	$178	$259	$(81)
Arabica Coffee July Futures	07/2023	112	(6,997)	39	115	0
Arabica Coffee March Futures	03/2023	82	(5,144)	416	85	0
Brent (ICE) Calendar Swap April Futures	04/2023	42	(3,559)	(32)	0	(92)
Brent (ICE) Calendar Swap August Futures	08/2023	21	(1,734)	80	0	(41)
Brent (ICE) Calendar Swap December Futures	12/2023	21	(1,694)	119	0	(36)
Brent (ICE) Calendar Swap July Futures	07/2023	21	(1,744)	69	0	(42)
Brent (ICE) Calendar Swap June Futures	06/2023	42	(3,512)	15	0	(86)
Brent (ICE) Calendar Swap May Futures	05/2023	42	(3,536)	(9)	0	(89)
Brent (ICE) Calendar Swap November Futures	11/2023	21	(1,705)	109	0	(38)
Brent (ICE) Calendar Swap October Futures	10/2023	21	(1,714)	99	0	(39)
Brent (ICE) Calendar Swap September Futures	09/2023	21	(1,723)	90	0	(40)
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	260	(1,404)	40	6	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	255	(1,264)	260	0	(7)
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	4	(22)	3	0	0
Brent Crude December Futures	10/2024	609	(46,899)	(978)	0	(853)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Brent Crude December Futures	10/2025	166	(12,213)	(400)	0	(186)
Brent Crude September Futures	07/2023	347	(28,836)	(1,264)	0	(694)
Call Options Strike @ USD 100.000 on Brent Crude March 2023 Futures (1)	01/2023	120	(43)	191	0	(14)
Call Options Strike @ USD 90.000 on Brent Crude March 2023 Futures (1)	01/2023	271	(547)	(112)	0	(187)
Call Options Strike @ USD 92.000 on Brent Crude April 2023 Futures (1)	02/2023	72	(222)	(35)	0	(50)
Call Options Strike @ USD 94.000 on Brent Crude April 2023 Futures (1)	02/2023	36	(90)	(14)	0	(20)
Call Options Strike @ USD 95.000 on Brent Crude April 2023 Futures (1)	02/2023	60	(136)	(24)	0	(31)
Call Options Strike @ USD 95.000 on Brent Crude March 2023 Futures (1)	01/2023	92	(79)	8	0	(29)
Call Options Strike @ USD 97.000 on Brent Crude March 2023 Futures (1)	01/2023	24	(14)	45	0	(5)
Coal February Futures	02/2023	39	(14,157)	(244)	0	(308)
Coal January Futures	01/2023	46	(17,922)	(1,394)	0	(439)
Coal March Futures	03/2023	39	(13,242)	670	0	(232)
Corn March Futures	03/2023	1,367	(46,375)	127	68	0
Cotton No. 2 July Futures	07/2023	22	(917)	6	0	(8)
European Climate Exchange December Futures	12/2024	6	(565)	35	14	0
Gas Oil February Futures	02/2023	627	(56,806)	1,545	0	(110)
Gas Oil September Futures	09/2023	476	(38,116)	(439)	0	(155)
Gold 100 oz. April Futures	04/2023	21	(3,869)	(41)	0	(1)
Gold 100 oz. February Futures	02/2023	2,601	(474,995)	(17,199)	0	(52)
Hard Red Winter Wheat July Futures	07/2023	10	(438)	(5)	0	(10)
Hard Red Winter Wheat March Futures	03/2023	158	(7,015)	401	0	(170)
Henry Hub Natural Gas April Futures	03/2025	49	(484)	64	1	0
Henry Hub Natural Gas August Futures	07/2023	55	(572)	190	1	0
Henry Hub Natural Gas August Futures	07/2025	49	(507)	42	0	0
Henry Hub Natural Gas December Futures	11/2023	55	(671)	178	0	(1)
Henry Hub Natural Gas December Futures	11/2025	49	(611)	(62)	0	0
Henry Hub Natural Gas February Futures	01/2025	48	(598)	(60)	0	(2)
Henry Hub Natural Gas January Futures	12/2023	6	(77)	(6)	0	0
Henry Hub Natural Gas January Futures	12/2024	49	(634)	(85)	0	(2)
Henry Hub Natural Gas July Futures	06/2023	110	(1,143)	265	3	0
Henry Hub Natural Gas July Futures	06/2025	49	(502)	47	0	0
Henry Hub Natural Gas June Futures	05/2023	108	(1,093)	272	2	0
Henry Hub Natural Gas June Futures	05/2025	49	(491)	57	0	0
Henry Hub Natural Gas March Futures	02/2025	49	(558)	(10)	0	(1)
Henry Hub Natural Gas May Futures	04/2023	110	(1,081)	292	1	0
Henry Hub Natural Gas May Futures	04/2025	49	(480)	68	0	0
Henry Hub Natural Gas November Futures	10/2023	54	(605)	227	0	(1)
Henry Hub Natural Gas November Futures	10/2025	49	(557)	(9)	0	0
Henry Hub Natural Gas October Futures	09/2023	55	(574)	189	0	0
Henry Hub Natural Gas October Futures	09/2025	49	(518)	31	0	0
Henry Hub Natural Gas September Futures	08/2023	54	(555)	192	1	0
Henry Hub Natural Gas September Futures	08/2025	49	(506)	43	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini April Futures	04/2023	15	(459)	29	26	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	28	(775)	129	44	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	28	(729)	175	37	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2023	28	(785)	119	44	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini June Futures	06/2023	15	(429)	58	23	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini May Futures	05/2023	15	(438)	50	24	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	28	(738)	165	39	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	28	(754)	149	41	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	28	(764)	139	43	0
Lead March Futures	03/2023	92	(5,312)	(402)	0	(402)
Lean Hogs April Futures	04/2023	334	(12,732)	(226)	53	0
Natural Gas April Futures	03/2023	40	(2,432)	1,766	280	(62)
Natural Gas April Futures	03/2023	482	(18,880)	5,422	39	0
Natural Gas August Futures	07/2023	6	(385)	447	40	(6)
Natural Gas August Futures	07/2023	58	(2,415)	244	5	0
Natural Gas February Futures	01/2023	208	(49,650)	1,495	6,130	0
Natural Gas January Futures	12/2023	765	(39,114)	6,241	31	0
Natural Gas January Futures	12/2024	340	(17,588)	559	0	(54)
Natural Gas July Futures	06/2023	6	(384)	448	40	(6)
Natural Gas July Futures	06/2023	56	(2,328)	208	6	0
Natural Gas March Futures	02/2023	208	(51,101)	(2,619)	5,841	0
Natural Gas March Futures	02/2023	50	(3,110)	545	361	(81)
Natural Gas March Futures	02/2023	40	(2,821)	1,271	347	(111)
Natural Gas September Futures	08/2023	6	(374)	430	39	(7)
New York Harbor ULSD December Futures	11/2023	27	(3,213)	(114)	0	(57)
New York Harbor ULSD June Futures	05/2023	158	(19,469)	1,421	0	(290)
New York Harbor ULSD March Futures	02/2023	99	(13,219)	(2)	0	(147)
Nickel March Futures	03/2023	10	(1,803)	(253)	1	(255)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Palladium March Futures	03/2023	16	(2,877)	95	29	0
Platinum April Futures	04/2023	97	(5,252)	(267)	0	(87)
Put Options Strike @ USD 25.000 on Brent Crude December 2023 Futures (1)	12/2023	388	(392)	441	0	0
Silver March Futures	03/2023	39	(4,688)	(133)	41	0
Soybean November Futures	11/2023	105	(7,438)	(133)	0	(8)
Soybean Oil July Futures	07/2023	56	(2,136)	(48)	46	0
Soybean Oil March Futures	03/2023	82	(3,152)	313	113	0
U.S. Treasury 10-Year Note March Futures	03/2023	48	(5,390)	121	7	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	306	(41,100)	1,047	153	0
United Kingdom Long Gilt March Futures	03/2023	353	(42,633)	2,379	119	(47)
United Kingdom National Balancing Point Gas 1st Line February Futures	01/2023	79	(17,680)	6,367	2,339	0
United Kingdom National Balancing Point Gas 1st Line March Futures	02/2023	79	(17,932)	4,685	2,229	0
Wheat July Futures	07/2023	85	(3,413)	(126)	0	(73)
Wheat March Futures	03/2023	37	(1,465)	34	0	(33)
WTI Crude December Futures	11/2023	596	(46,077)	(2,130)	0	(1,019)
WTI Crude December Futures	11/2024	779	(56,329)	(932)	0	(1,036)
WTI Crude June Futures	05/2023	2,203	(176,681)	(4,052)	0	(4,319)
WTI Crude March Futures	02/2023	531	(42,719)	(679)	0	(1,035)
Zinc Futures March Futures	03/2023	27	(2,009)	(16)	11	(27)

$9,140	$19,177	$(13,314)

Total Futures Contracts	$12,189	$35,041	$(14,596)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$15,700	826	557	1,383	25	0
Receive	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(5,987)	(3,822)	15	0
Receive	UKRPI	3.850	Maturity	09/15/2024	GBP	38,100	2,329	(8,180)	(5,851)	0	(30)
Receive	UKRPI	3.350	Maturity	05/15/2030	13,500	760	(3,546)	(2,786)	0	(74)
Receive	UKRPI	3.475	Maturity	08/15/2030	35,700	372	(8,552)	(8,180)	0	(219)
Pay	UKRPI	4.125	Maturity	09/15/2032	770	0	10	10	5	0
Pay	UKRPI	4.130	Maturity	09/15/2032	3,430	0	40	40	21	0
Pay	UKRPI	3.720	Maturity	09/15/2037	10,500	0	376	376	87	0

$6,452	$(25,281)	$(18,829)	$153	$(323)

Total Swap Agreements	$6,452	$(25,281)	$(18,829)	$153	$(323)

(i)

Securities with an aggregate market value of $50,713 and cash of $147,464 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)	Unsettled variation margin asset of $167 and liability of $(137) for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	02/2023	JPY	3,713	$27	$0	$(2)
BOA	01/2023	HUF	613,142	1,566	0	(78)
01/2023	$1,647	EUR	1,562	25	0
01/2023	2,465	GBP	2,015	0	(29)
02/2023	EUR	987	$1,037	0	(22)
02/2023	$2,438	EUR	2,294	24	0
03/2023	EUR	1,233	$1,326	0	0
BPS	01/2023	HUF	1,137,275	2,976	0	(73)
02/2023	EUR	27,819	28,846	0	(1,018)
03/2023	MXN	503	25	0	0
BRC	01/2023	HUF	2,066,541	5,389	0	(151)
CBK	01/2023	EUR	1,161	1,207	0	(36)
01/2023	ILS	4,893	1,553	161	0
01/2023	$1,742	EUR	1,639	13	0
02/2023	EUR	302	$324	0	0
02/2023	$814	EUR	761	3	0
CLY	01/2023	HUF	829,823	$2,133	0	(92)
GLM	01/2023	212,290	544	0	(26)
JPM	01/2023	GBP	99,796	120,506	0	(161)
01/2023	HUF	166,234	424	0	(22)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

01/2023	$9,649	GBP	7,991	13	0
03/2023	8,408	EUR	8,349	570	0
MBC	01/2023	EUR	251,503	$263,593	0	(5,743)
01/2023	GBP	262	319	2	0
01/2023	$1,054	GBP	866	0	(7)
02/2023	CAD	439	$331	7	0
02/2023	JPY	11,580,000	83,715	0	(5,147)
MYI	02/2023	EUR	586	615	0	(14)
SCX	01/2023	NZD	2,451	1,527	0	(30)
UAG	01/2023	HUF	429,223	1,119	0	(32)
02/2023	JPY	11,980,000	85,239	0	(6,616)

Total Forward Foreign Currency Contracts	$818	$(19,299)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(558)

$(496)	$(558)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC GOLDLNPM Index	2,500.000	03/28/2023	11	$(627)	$(3)
JPM	Call - OTC GOLDLNPM Index	2,000.000	10/19/2023	7	(327)	(502)
MYC	Call - OTC BCOMTR Index	130.560	02/08/2023	8	(15)	(1)
UAG	Call - OTC BCOMTR Index	119.900	01/20/2023	487	(1,829)	(183)
Put - OTC BCOMTR Index	105.000	03/16/2023	384	(1,121)	(598)

$(3,919)	$(1,287)

Total Written Options	$(4,415)	$(1,845)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EURMARG3 1Q23	$16.200	Maturity	03/31/2023	15,300	$0	$(38)	$0	$(38)
Receive	EUROBOBCO 1Q23	1.000	Maturity	03/31/2023	63,000	0	416	416	0
Receive	XBHO CAL23	59.000	Maturity	12/31/2023	2,016,000	(85)	261	176	0
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	50,400	0	345	345	0
Receive	GASOILCO 2Q23	34.180	Maturity	06/30/2023	18,000	0	(90)	0	(90)
Receive	GASOILCO 3Q23	32.650	Maturity	09/30/2023	18,000	0	(89)	0	(89)
Receive	GASOILCO 4Q23	31.470	Maturity	12/31/2023	18,000	0	(91)	0	(91)
Pay	JETCO 2Q23	33.860	Maturity	06/30/2023	18,000	0	38	38	0
Pay	JETCO 3Q23	33.020	Maturity	09/30/2023	18,000	0	55	55	0
Pay	JETCO 4Q23	32.120	Maturity	12/31/2023	18,000	0	60	60	0
Receive	LASA G23	29.997	Maturity	01/30/2023	790,000	0	(5,994)	0	(5,994)
Receive	LASA H23 «	0.000	Maturity	02/27/2023	790,000	0	0	0	0
Receive	TMRA G23	31.081	Maturity	01/30/2023	2,080,000	0	(14,939)	0	(14,939)
Receive	TMRA H23 «	0.000	Maturity	02/27/2023	2,080,000	0	0	0	0
JPM	Pay	EURMARG3 1Q23	15.280	Maturity	03/31/2023	25,800	0	(87)	0	(87)
Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	67,200	5	450	455	0
Pay	EUROBOBCO 1Q23	3.450	Maturity	03/31/2023	63,000	0	(263)	0	(263)
Receive	GOLDLNPM Index	1,712.000	Maturity	10/19/2023	1,500	0	260	260	0
MYC	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	46,800	0	318	318	0

$(80)	$(19,388)	$2,123	$(21,591)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$105	$(3)	$3	$0	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	142	3	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	86	(3)	3	0	0

$(145)	$148	$3	$0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

TOTAL RETURN SWAPS ON AND COMMODITY INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive(5)	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	EUR	42,857	$0	$152	$152	$0
	Receive(5)	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023		21,428	0	90	90	0
	Receive(5)	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023		21,428	0	99	99	0
	Receive(5)	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023		21,429	0	101	101	0
	Receive(5)	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023		21,429	0	64	64	0
	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/15/2023		$35,223	0	(1)	0	(1)
	Receive	CSIXTR Index	56,763	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		360,812	601	9,657	10,258	0
CIB	Receive	CSIXTR Index	35,722	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		227,067	0	6,467	6,467	0
	Receive	PIMCODB Index	404,359	0.000%	Monthly	02/15/2023		76,954	0	2,062	2,062	0
FBF	Receive	CSIXTR Index	107,597	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		683,940	0	19,496	19,496	0
GST	Receive	ENHGTF03 Index	905,902	0.000%	Monthly	01/24/2023		51,101	0	0	0	0
	Receive	ENHGUK03 Index	336,588	0.000%	Monthly	01/24/2023		17,932	0	0	0	0
	Receive	BCOMF1TC Index	44,060	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		17,754	0	(159)	0	(159)
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/15/2023		31,454	0	1,043	1,043	0
	Receive	CSIXTR Index	70,106	4.580% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		445,632	0	12,702	12,702	0
	Receive	BCOMF1NTC Index	148,514	4.610% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		51,219	0	(16)	0	(16)
JPM	Pay	BCOMTR Index	2,138,119	4.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/17/2023		529,376	0	4,761	4,761	0
	Receive	BCOMF1TC Index	2,442,024	4.560% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		514,654	0	(4,621)	0	(4,621)
	Receive	CSIXTR Index	63,403	4.590% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		403,023	726	10,722	11,448	0
	Receive	JMABNIC5 Index	597,858	0.000%	Monthly	02/15/2023		106,229	0	3,855	3,855	0
	Receive(5)	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023		105,200	0	2,303	2,303	0
	Receive(5)	JMABFNJ2 Index «	90,193	0.000%	Monthly	12/29/2023		9,069	0	0	0	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024		1,007	0	36	36	0
MAC	Receive	CSIXTR Index	42,062	4.590% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		267,369	0	7,616	7,616	0
	Receive	PIMCODB Index	1,303,401	0.000%	Monthly	02/15/2023		239,953	0	5,876	5,876	0
	Receive	PIMCODBU Index	4,500	0.160%	Monthly	03/15/2023		710	0	19	19	0
MEI	Receive	CSIXTR Index	34,218	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		217,506	0	6,195	6,195	0
RBC	Receive	CSIXTR Index	34,401	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		218,672	0	6,228	6,228	0
SOG	Receive	CSIXTR Index	101,526	4.560% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023		645,353	0	15,877	15,877	0
UAG	Receive	BCOMTR Index	190,692	0.000%	Maturity	01/20/2023		20,827	1,908	(1,224)	684	0
	Pay	BCOMTR Index	107,613	0.000%	Maturity	03/16/2023		13,289	443	707	1,150	0

									$3,678	$110,107	$118,582	$(4,797)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	SLV versus RLND 1-Year ATM Realized Volatility	31.750%	Maturity	06/16/2023	$143	$0	$(133)	$0	$(133)
JPM	Pay	GOLDLNPM Index(6)	6.970	Maturity	08/02/2024	4,105	0	97	97	0
Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	1,987	1,987	0

$0	$1,951	$2,084	$(133)

Total Swap Agreements	$3,453	$92,818	$122,792	$(26,521)

(k)

Securities with an aggregate market value of $66,945 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$173,891	$0	$173,891
Industrials	0	188	0	188
Utilities	0	302	0	302
U.S. Government Agencies	0	243,687	0	243,687
U.S. Treasury Obligations	0	305,121	0	305,121
Non-Agency Mortgage-Backed Securities	0	208,775	0	208,775
Asset-Backed Securities	0	668,346	0	668,346
Sovereign Issues	0	50,951	0	50,951
Common Stocks
Financials	96	0	0	96
Commodities	0	383,098	0	383,098
Short-Term Instruments
Commercial Paper	0	37,427	0	37,427
Repurchase Agreements	0	2,135,646	0	2,135,646
Short-Term Notes	0	168,802	0	168,802
Hungary Treasury Bills	0	14,678	0	14,678
Israel Treasury Bills	0	1,393	0	1,393
Japan Treasury Bills	0	179,566	0	179,566
U.S. Treasury Bills	0	323,473	0	323,473

$96	$4,895,344	$0	$4,895,440
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$136,534	$0	$0	$136,534

Total Investments	$136,630	$4,895,344	$0	$5,031,974

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,183)	$0	$(13,183)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34,881	313	0	35,194
Over the counter	0	120,801	2,809	123,610

$34,881	$121,114	$2,809	$158,804
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19,669)	(373)	0	(20,042)
Over the counter	0	(47,665)	0	(47,665)

$(19,669)	$(48,038)	$0	$(67,707)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Total Financial Derivative Instruments	$15,212	$73,076	$2,809	$91,097

Totals	$151,842	$4,955,237	$2,809	$5,109,888

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.2% ¤
CORPORATE BONDS & NOTES 4.2%
BANKING & FINANCE 4.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$426
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)	EUR	400	413
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	734	81
1.000% due 10/01/2050		396,215	42,028
1.000% due 10/01/2053		678	67
1.500% due 10/01/2053		33,391	3,539
2.000% due 10/01/2053		10,345	1,186
2.500% due 10/01/2047		11	1
NatWest Group PLC
4.519% due 06/25/2024 •		$4,200	4,162
6.274% (US0003M + 1.550%) due 06/25/2024 ~		6,500	6,503
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023		100	98
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	274	30
1.000% due 10/01/2050		472,353	50,232
1.000% due 10/01/2053		388	41
1.500% due 10/01/2053		107,894	11,421
2.000% due 10/01/2053		5,097	585
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
0.500% due 10/01/2043		3,117	342
1.000% due 10/01/2050		416,474	43,871
1.000% due 10/01/2053		42,683	4,488
1.500% due 10/01/2053		391,322	41,935
2.000% due 10/01/2053		71,743	7,929
2.500% due 10/01/2047		9	1
Realkredit Danmark AS
1.000% due 10/01/2050		186,890	19,846
1.000% due 10/01/2053		19,567	2,056
1.500% due 10/01/2053		154,636	16,205
2.000% due 10/01/2053		19,901	2,187
2.500% due 04/01/2047		9	1
UniCredit SpA 7.830% due 12/04/2023		$14,500	14,653

			274,327

INDUSTRIALS 0.0%
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	100
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	200
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,122	1,129
VMware, Inc. 3.900% due 08/21/2027		900	841

			2,270

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		200	193

Total Corporate Bonds & Notes (Cost $373,008)			276,790

U.S. GOVERNMENT AGENCIES 4.2%
Fannie Mae
3.850% due 05/01/2035 •		4	4
3.887% due 03/25/2036 ~		37	37
4.834% due 02/25/2037 ~		267	262
Freddie Mac
3.136% due 06/01/2033 •		63	63
4.302% due 01/01/2034 •		41	40
Ginnie Mae 3.858% due 08/20/2068 ~		5,240	5,095

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	31,300	27,501
4.000% due 02/01/2053 - 03/01/2053	245,489	230,376
4.500% due 02/01/2053	13,500	12,996

Total U.S. Government Agencies (Cost $279,225)		276,374

U.S. TREASURY OBLIGATIONS 74.7%
U.S. Treasury Bonds
3.000% due 05/15/2045	1,370	1,130
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024	204,068	197,513
0.125% due 10/15/2024 (i)	427,378	411,637
0.125% due 04/15/2025	335,496	319,798
0.125% due 10/15/2025 (k)	496,956	472,406
0.125% due 04/15/2026	275,185	258,789
0.125% due 07/15/2026 (i)(k)	69,160	65,191
0.125% due 10/15/2026	850,569	797,546
0.125% due 04/15/2027	6,860	6,396
0.125% due 01/15/2030	99,495	89,430
0.125% due 07/15/2030	15,168	13,591
0.125% due 07/15/2031 (k)	8,873	7,846
0.125% due 01/15/2032	44,829	39,299
0.250% due 01/15/2025	216,028	207,259
0.250% due 07/15/2029 (k)	4,097	3,753
0.250% due 02/15/2050 (k)	580	391
0.375% due 07/15/2023 (g)	114,426	113,073
0.375% due 07/15/2025	306,658	294,581
0.375% due 07/15/2025 (i)	41,846	40,198
0.375% due 01/15/2027	115,347	108,812
0.500% due 04/15/2024 (i)(k)	12,324	11,986
0.500% due 01/15/2028	68,863	64,786
0.625% due 04/15/2023 (g)(i)	643,091	636,540
0.625% due 01/15/2024 (i)(k)	63,807	62,458
0.625% due 01/15/2026	122,005	117,145
0.625% due 07/15/2032	47,898	43,911
0.625% due 02/15/2043 (k)	544	440
0.750% due 07/15/2028	158,703	151,252
0.750% due 02/15/2042 (k)	4,748	3,978
0.750% due 02/15/2045 (k)	1,266	1,025
0.875% due 01/15/2029 (k)	7,199	6,862
0.875% due 02/15/2047 (k)	617	507
1.000% due 02/15/2046 (k)	11,571	9,838
1.375% due 02/15/2044 (k)	11,099	10,317
1.625% due 10/15/2027	62,472	62,427
1.750% due 01/15/2028	64,764	64,750
2.125% due 02/15/2040 (k)	3,723	3,944
2.125% due 02/15/2041 (k)	3,164	3,354
2.375% due 01/15/2025	115,046	115,161
2.500% due 01/15/2029 (i)(k)	51,370	53,588
3.875% due 04/15/2029 (k)	14,776	16,611

Total U.S. Treasury Obligations (Cost $5,303,797)		4,889,519

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
3.361% due 09/25/2035 ^~	244	206
3.390% due 10/25/2035 ^~	159	152
Alliance Bancorp Trust 4.869% due 07/25/2037 •	1,605	1,321
American Home Mortgage Assets Trust
2.968% due 11/25/2046 ~	4,657	1,483
4.579% due 05/25/2046 ^~	92	75
BAMLL Commercial Mortgage Securities Trust 5.368% due 09/15/2038 •	3,100	2,913
Banc of America Funding Trust
3.418% due 05/25/2035 ~	12	11
3.473% due 05/20/2036 ^~	113	106
3.775% due 01/20/2047 ~	3,422	2,898
4.273% due 01/20/2047 ^~	77	71
4.933% due 05/20/2035 ^•	65	55
Banc of America Mortgage Trust
3.854% due 11/25/2035 ^~	143	125
3.942% due 07/25/2035 ^~	145	131
BCAP LLC Trust
1.572% due 04/26/2036 ~	630	530
4.729% due 01/25/2037 ^~	578	489
Bear Stearns Adjustable Rate Mortgage Trust
3.333% due 05/25/2033 ~	12	11
3.474% due 07/25/2036 ^~	309	271
3.845% due 02/25/2036 ^~	104	92
3.857% due 10/25/2035 ~	195	184
4.250% due 07/25/2034 ~	22	20
Bear Stearns ALT-A Trust
3.580% due 09/25/2047 ^~	2,810	1,477
3.729% due 09/25/2035 ^~	167	104

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

4.709% due 02/25/2034 •		313	277
4.817% due 09/25/2034 ~		80	77
BSST Mortgage Trust 5.636% due 02/15/2037 •		2,200	2,052
Chase Mortgage Finance Trust
3.393% due 03/25/2037 ^~		488	445
3.707% due 09/25/2036 ^~		376	311
3.824% due 12/25/2035 ^~		135	123
CIM Trust
1.951% due 06/25/2057 ~		3,337	2,946
5.016% due 02/25/2049 •		135	130
Citigroup Mortgage Loan Trust
3.410% due 12/25/2035 ^~		203	121
3.440% due 09/25/2035 •		19	17
3.950% due 05/25/2035 •		39	36
6.380% due 03/25/2036 ^•		24	22
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		154	132
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		206	167
3.803% due 11/25/2035 ^~		170	145
4.533% due 02/20/2047 ^•		2,594	1,968
4.548% due 12/20/2046 ^•		202	163
4.749% due 05/25/2047 ~		842	709
4.809% due 07/25/2046 •		75	66
5.000% due 07/25/2035		771	470
5.500% due 07/25/2035		108	80
5.750% due 03/25/2037 ^•		194	112
6.000% due 03/25/2037 ^		179	72
6.500% due 08/25/2032		22	22
Countrywide Home Loan Mortgage Pass-Through Trust
2.964% due 10/20/2035 ~		6	6
3.632% due 09/25/2047 ^~		241	210
5.029% due 03/25/2035 ~		26	24
5.500% due 11/25/2035 ^		55	32
5.500% due 04/25/2038		94	90
6.000% due 04/25/2036		289	161
Credit Suisse Mortgage Capital Certificates
4.539% due 09/29/2036 •		1,483	1,429
4.600% due 10/26/2036 ~		311	266
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,388	857
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		220	187
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.489% due 10/25/2036 ^•		55	47
Eurosail PLC 2.878% due 10/17/2040 •	EUR	846	902
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$1,648	711
First Horizon Mortgage Pass-Through Trust 4.396% due 10/25/2035 ~		6	6
Great Hall Mortgages PLC
3.675% due 03/18/2039 •	GBP	108	129
3.695% due 06/18/2038 ~		70	83
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~		$100	98
3.954% due 11/25/2035 ^~		527	434
3.960% due 11/25/2035 ^~		155	92
HarborView Mortgage Loan Trust
3.321% due 08/19/2036 ^~		43	39
4.529% due 09/19/2037 ~		52	44
4.779% due 05/19/2035 ~		287	255
4.839% due 01/19/2036 ~		1,015	619
HomeBanc Mortgage Trust 4.749% due 12/25/2036 ~		23	23
IndyMac IMSC Mortgage Loan Trust 4.749% due 07/25/2047 •		1,217	839
IndyMac INDX Mortgage Loan Trust
3.227% due 09/25/2035 ^~		160	132
3.645% due 06/25/2035 ^~		68	59
3.833% due 10/25/2034 ~		236	223
4.769% due 09/25/2046 •		2,264	1,964
4.789% due 11/25/2046 ~		254	221
4.949% due 07/25/2035 ~		178	129
JP Morgan Alternative Loan Trust 4.849% due 12/25/2036 •		2,725	2,394
JP Morgan Chase Commercial Mortgage Securities Trust 5.768% due 12/15/2031 •		530	505
JP Morgan Mortgage Trust
2.861% due 06/25/2035 ~		16	16
2.961% due 06/25/2035 ~		18	17
3.196% due 07/27/2037 ~		177	161
3.357% due 06/25/2036 ^~		407	299
3.365% due 07/25/2034 ~		9	9
3.546% due 08/25/2036 ^~		79	65

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

3.569% due 07/25/2035 ~		46	43
3.708% due 07/25/2035 ~		15	15
3.763% due 11/25/2035 ^~		106	87
Luminent Mortgage Trust 4.789% due 10/25/2046 ~		388	336
MASTR Adjustable Rate Mortgages Trust 4.869% due 05/25/2037 ~		257	114
Merrill Lynch Alternative Note Asset Trust
3.173% due 06/25/2037 ^~		245	143
4.989% due 03/25/2037 •		640	186
Merrill Lynch Mortgage Investors Trust
2.906% due 05/25/2036 ~		50	44
3.329% due 05/25/2034 ~		101	88
3.484% due 06/25/2035 ~		143	132
3.820% due 09/25/2035 ^~		68	55
Merrill Lynch Mortgage-Backed Securities Trust 2.861% due 04/25/2037 ^~		771	680
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		659	616
4.500% due 05/25/2058 ~		78	73
Residential Accredit Loans, Inc. Trust
3.732% due 08/25/2035 ^~		393	152
4.689% due 08/25/2035 •		458	346
4.769% due 12/25/2036 •		776	660
5.092% due 02/25/2036 ^~		258	202
Residential Asset Securitization Trust
4.789% due 05/25/2035 •		772	528
6.500% due 09/25/2036 ^		638	247
6.500% due 06/25/2037		11,721	2,955
Residential Funding Mortgage Securities, Inc. Trust
3.910% due 09/25/2035 ^~		864	539
6.000% due 06/25/2037 ^		460	343
6.500% due 03/25/2032		193	185
Sequoia Mortgage Trust
2.976% due 01/20/2047 ^~		290	195
5.039% due 10/19/2026 ~		10	9
Structured Adjustable Rate Mortgage Loan Trust
3.720% due 02/25/2036 ^~		191	119
4.709% due 10/25/2035 •		438	400
Structured Asset Mortgage Investments Trust
4.769% due 06/25/2036 ~		83	80
4.809% due 04/25/2036 •		8	7
4.829% due 05/25/2046 •		2,499	748
4.839% due 07/19/2035 ~		514	459
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	9,062	10,891
Towd Point Mortgage Trust
2.750% due 10/25/2056 ~		$438	431
5.389% due 05/25/2058 ~		5,141	5,097
Wachovia Mortgage Loan Trust LLC 3.454% due 08/20/2035 ^~		121	108
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~		484	423
2.788% due 01/25/2047 ^~		1,044	911
3.028% due 06/25/2046 •		76	70
3.048% due 08/25/2046 ~		202	185
3.211% due 02/25/2037 ^~		93	84
3.248% due 11/25/2042 ~		63	57
3.548% due 11/25/2046 •		483	417
3.738% due 09/25/2036 ^~		657	593
3.758% due 08/25/2036 ^~		63	56
4.180% due 09/25/2033 ~		25	23
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		113	89
Wells Fargo Mortgage-Backed Securities Trust
2.879% due 04/25/2036 ~		224	209
4.479% due 10/25/2036 ~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $79,088)			67,599

ASSET-BACKED SECURITIES 13.0%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		4,000	3,930
ACAS CLO Ltd. 5.084% due 10/18/2028 •		3,372	3,330
ACE Securities Corp. Home Equity Loan Trust 4.509% due 10/25/2036 ~		19	8
Adagio CLO DAC 2.098% due 10/15/2031 •	EUR	2,500	2,608
Allegro CLO Ltd. 5.244% due 10/16/2031 •		$2,300	2,257
American Money Management Corp. CLO Ltd. 4.949% due 04/17/2029 ~		2,487	2,475
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		5,350	5,277
5.219% due 07/15/2032 •		10,900	10,630

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

5.465% due 07/22/2032 ~		1,600	1,566
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		905	891
Apidos CLO
5.009% due 07/17/2030 ~		450	445
5.094% due 07/18/2029 •		1,000	988
5.193% due 10/20/2030 •		1,500	1,477
5.253% due 04/20/2031 •		6,100	6,013
Aqueduct European CLO DAC 2.096% due 07/20/2030 ~	EUR	7,179	7,533
Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		$20,250	19,734
Ares CLO Ltd.
5.129% due 01/15/2032 ~		2,000	1,957
5.244% due 04/18/2031 •		8,000	7,860
Ares European CLO DAC
1.988% due 04/15/2030 •	EUR	2,125	2,213
2.158% due 10/15/2031 •		2,100	2,179
2.306% due 04/20/2032 ~		5,200	5,407
Argent Securities Trust
4.689% due 07/25/2036 •		$4,633	4,007
4.709% due 05/25/2036 ~		2,460	622
Armada Euro CLO DAC 2.098% due 07/15/2031 •	EUR	6,500	6,759
Asset-Backed Funding Certificates Trust 4.529% due 10/25/2036 ~		$3,913	3,548
Atlas Senior Loan Fund Ltd.
5.169% due 01/15/2031 ~		491	482
5.405% due 04/22/2031 •		3,700	3,603
5.480% due 11/17/2027 ~		1,138	1,128
Avoca CLO DAC 2.129% due 01/12/2031 ~	EUR	2,500	2,614
Babson CLO Ltd. 5.233% due 01/20/2031 •		$4,500	4,429
Bain Capital Credit CLO Ltd. 5.213% due 07/20/2030 ~		9,053	8,954
Bain Capital Euro DAC 2.196% due 01/20/2032 •	EUR	6,700	6,988
Barings CLO Ltd. 5.043% due 01/20/2028 •		$428	426
BDS Ltd. 5.426% due 08/15/2036 •		71	71
Bear Stearns Asset-Backed Securities Trust 5.339% due 10/25/2037 ~		1,636	1,528
Benefit Street Partners CLO Ltd.
4.949% due 07/15/2029 •		1,497	1,484
5.029% due 10/15/2030 •		5,800	5,726
5.159% due 07/15/2032 •		2,150	2,102
BlueMountain Fuji EUR CLO II DAC 2.028% due 07/15/2030 ~	EUR	470	491
BlueMountain Fuji EUR CLO III DAC 2.098% due 01/15/2031 ~		11,095	11,553
BPCRE Holder LLC 6.725% due 01/16/2037 •		$5,600	5,526
Cairn CLO DAC
2.158% due 10/15/2031 ~	EUR	3,100	3,248
2.178% due 04/30/2031 ~		4,046	4,224
Carbone CLO Ltd. 5.383% due 01/20/2031 •		$2,800	2,762
Carlyle Euro CLO DAC
2.078% due 01/15/2031 ~	EUR	9,296	9,710
2.428% due 08/15/2030 •		707	739
Carlyle Global Market Strategies CLO Ltd.
5.405% due 04/22/2032 ~		$1,500	1,471
5.583% due 07/20/2032 ~		4,500	4,428
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~	EUR	6,100	6,328
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		$1,500	1,476
Carrington Mortgage Loan Trust
5.363% due 04/20/2032 ~		1,600	1,566
5.493% due 07/20/2030 •		3,489	3,454
Cedar Funding CLO Ltd. 5.179% due 07/17/2031 •		2,400	2,360
Cent CLO Ltd. 5.328% due 07/27/2030 ~		3,287	3,236
CIFC Funding Ltd.
5.043% due 01/20/2028 ~		281	279
5.193% due 04/20/2030 •		298	294
5.259% due 11/16/2030 •		600	594
5.279% due 10/17/2031 ~		1,850	1,827
5.288% due 04/23/2029 •		1,969	1,950
5.463% due 07/20/2030 •		5,773	5,721
CIT Mortgage Loan Trust
5.739% due 10/25/2037 •		331	329
5.889% due 10/25/2037 ~		4,400	4,190

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Citigroup Mortgage Loan Trust
4.469% due 01/25/2037 •		42	31
4.569% due 03/25/2037 ~		9,797	8,102
4.739% due 03/25/2037 ~		6,114	5,056
4.849% due 12/25/2036 ~		985	649
4.884% due 10/25/2036 ~		7,400	7,049
5.089% due 11/25/2046 •		11,000	9,008
5.094% due 03/25/2037 •		3,200	2,963
Countrywide Asset-Backed Certificates 4.889% due 03/25/2037 •		5,430	5,063
Countrywide Asset-Backed Certificates Trust
3.694% due 11/25/2034 •		7,502	6,272
4.529% due 07/25/2037 ~		3,123	2,820
4.589% due 09/25/2037 ~		1,584	1,369
4.969% due 08/25/2036 •		22	22
Crestline Denali CLO Ltd.
5.363% due 01/20/2030 •		250	246
5.465% due 10/23/2031 ~		10,200	10,009
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	8,700	9,044
2.676% due 09/15/2031 ~		3,100	3,229
Dryden CLO Ltd.
5.114% due 01/17/2033 •		$1,850	1,814
5.616% due 05/15/2031 ~		1,600	1,576
Dryden Euro CLO DAC 2.512% (EUR003M + 0.750%) due 05/15/2032 ~	EUR	2,200	2,290
Dryden Senior Loan Fund
4.979% due 04/15/2029 •		$3,689	3,657
5.806% due 08/15/2030 •		3,296	3,263
Elevation CLO Ltd. 5.308% due 10/25/2030 •		1,250	1,228
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~	EUR	5,950	6,178
Fremont Home Loan Trust 4.524% due 10/25/2036 ~		$522	461
Galaxy CLO Ltd. 5.049% due 10/15/2030 •		4,400	4,303
Gallatin CLO Ltd. 5.328% due 01/21/2028 •		3,312	3,285
Greywolf CLO Ltd. 5.518% due 01/27/2031 •		1,497	1,477
GSAA Home Equity Trust 4.989% due 03/25/2037 •		533	224
GSAMP Trust
4.759% due 03/25/2047 ~		2,500	1,862
4.909% due 02/25/2046 ~		1,814	1,657
5.364% due 03/25/2035 ^~		1,175	1,066
Halseypoint CLO Ltd.
5.343% due 07/20/2031 ~		14,488	14,265
5.865% due 11/30/2032 ~		2,000	1,975
Harvest CLO DAC
2.018% due 10/15/2031 •	EUR	8,100	8,428
2.136% due 10/20/2031 •		4,800	4,990
2.673% due 11/18/2030 •		4,274	4,489
2.775% due 06/26/2030 ~		10,036	10,505
Home Equity Asset Trust 3.826% due 02/25/2036 ~		$2,723	2,620
Home Equity Mortgage Loan Asset-Backed Trust 4.609% due 04/25/2037 •		1,763	1,368
HSI Asset Securitization Corp. Trust
4.689% due 07/25/2036 ~		7,338	3,384
4.929% due 02/25/2036 ~		1,544	1,514
ICG U.S. CLO Ltd. 5.405% due 07/22/2031 •		5,645	5,525
IndyMac INDB Mortgage Loan Trust 4.529% due 07/25/2036 •		4,038	1,262
Invesco Euro CLO DAC 2.298% due 07/15/2032 •	EUR	1,200	1,247
JMP Credit Advisors CLO Ltd. 5.359% due 07/17/2029 ~		$1,113	1,105
JP Morgan Mortgage Acquisition Trust
4.599% due 10/25/2036 ~		112	110
4.689% due 07/25/2036 •		12,962	5,948
JPMorgan Mortgage Acquisition Trust 4.669% due 06/25/2037 •		4,500	3,679
Jubilee CLO DAC 2.028% due 04/15/2031 •	EUR	800	816
KKR CLO Ltd.
5.029% due 07/15/2030 •		$2,413	2,369
5.134% due 07/18/2030 ~		3,490	3,457
Laurelin DAC 2.176% due 10/20/2031 •	EUR	4,800	4,982
LCM LP
5.097% due 07/19/2027 ~		$5,521	5,461
5.209% due 10/15/2031 •		3,500	3,428
5.283% due 07/20/2031 ~		11,400	11,235

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

LCM Ltd.
5.063% due 07/20/2030 •		14,543	14,378
5.149% due 04/15/2031 ~		1,900	1,868
5.313% due 01/20/2031 ~		2,900	2,861
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		2,247	1,584
Lehman XS Trust
4.292% due 06/25/2036 þ		3,359	3,311
4.709% due 05/25/2036 •		1,180	997
LoanCore Issuer Ltd. 5.358% due 01/17/2037 ~		7,500	7,274
Madison Park Euro Funding DAC 2.128% due 01/15/2032 •	EUR	4,500	4,664
Madison Park Funding Ltd.
5.155% due 04/22/2027 ~		$669	662
5.225% due 07/23/2029 ~		3,004	2,967
5.233% due 04/20/2032 ~		1,850	1,818
5.245% due 01/22/2028 •		3,726	3,691
5.328% due 04/25/2029 •		1,084	1,069
5.328% due 07/27/2031 ~		2,150	2,126
5.478% due 04/25/2032 •		7,000	6,890
Magnetite Ltd.
5.059% due 04/15/2031 ~		1,584	1,558
5.486% due 11/15/2028 ~		820	811
Man GLG Euro CLO DAC
2.248% due 01/15/2030 •	EUR	1,258	1,316
2.736% due 12/15/2031 ~		5,300	5,504
Marathon CLO Ltd. 5.229% due 04/15/2029 •		$1,011	1,004
Marble Point CLO Ltd. 5.119% due 10/15/2030 •		7,000	6,865
MASTR Asset-Backed Securities Trust 4.539% due 10/25/2036 •		1,525	500
MASTR Specialized Loan Trust 4.759% due 01/25/2037 •		20,305	8,144
MF1 Ltd. 6.150% due 11/15/2035 ~		2,824	2,788
MidOcean Credit CLO
5.347% due 07/19/2028 ~		331	330
5.445% due 01/29/2030 •		2,966	2,932
Morgan Stanley ABS Capital, Inc. Trust 4.449% due 05/25/2037 ~		388	339
Morgan Stanley Mortgage Loan Trust
5.109% due 04/25/2037 •		601	180
6.410% due 11/25/2036 þ		1,514	354
Mountain View CLO Ltd. 5.199% due 07/15/2031 •		3,900	3,825
Neuberger Berman CLO Ltd.
5.124% due 10/18/2029 ~		1,100	1,083
5.283% due 04/20/2031 ~		2,950	2,901
New Century Home Equity Loan Trust 5.154% due 02/25/2035 •		1,348	1,290
NovaStar Mortgage Funding Trust
4.729% due 11/25/2036 ~		8,294	2,861
5.094% due 01/25/2036 ~		1,829	1,792
OAK Hill European Credit Partners DAC 2.186% due 01/20/2032 •	EUR	3,441	3,597
Oak Hill European Credit Partners DAC 2.196% due 10/20/2031 •		3,900	4,051
Oaktree CLO Ltd.
5.363% due 10/20/2032 ~		$2,500	2,425
5.435% due 04/22/2030 •		2,200	2,151
OCP CLO Ltd. 5.363% due 07/20/2029 ~		7,453	7,385
OCP Euro CLO DAC
2.198% due 01/15/2032 ~	EUR	20,728	21,780
2.382% due 09/22/2034 •		9,700	10,092
Octagon Investment Partners Ltd. 5.650% due 02/14/2031 •		$4,200	4,132
Octagon Loan Funding Ltd. 5.854% due 11/18/2031 •		6,658	6,567
OZLM Ltd.
5.159% due 04/17/2031 •		8,276	8,094
5.343% due 10/20/2031 ~		400	392
5.403% due 07/20/2032 ~		3,700	3,610
5.665% due 10/30/2030 ~		1,879	1,853
Palmer Square CLO Ltd. 5.224% due 04/18/2031 •		750	740
Palmer Square European Loan Funding DAC
2.098% due 10/15/2031 •	EUR	9,192	9,542
2.158% due 04/15/2031 •		7,169	7,462
Palmer Square Loan Funding Ltd.
4.879% due 10/15/2029 ~		$675	665
5.043% due 07/20/2029 ~		6,224	6,152
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.379% due 09/25/2034 •		22	22

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

6.414% due 12/25/2034 •		3,100	2,837
Popular ABS Mortgage Pass-Through Trust
4.699% due 06/25/2047 ^~		2,332	2,141
5.259% due 02/25/2036 •		4,300	3,867
Rad CLO Ltd. 5.445% due 07/24/2032 ~		1,400	1,366
Renaissance Home Equity Loan Trust 5.489% due 09/25/2037 •		13,812	6,561
Residential Asset Securities Corp. Trust
4.689% due 09/25/2036 ~		8,703	7,701
4.869% due 08/25/2036 •		748	664
Rockford Tower Europe CLO DAC 3.077% due 12/20/2031 ~	EUR	1,810	1,888
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		$2,800	2,713
Securitized Asset-Backed Receivables LLC Trust
4.649% due 12/25/2036 •		1,903	1,724
4.829% due 10/25/2036 •		19,209	6,843
4.889% due 05/25/2036 •		4,089	2,226
Sound Point CLO Ltd.
5.223% due 10/20/2030 •		19,750	19,482
5.315% due 01/23/2029 •		4,574	4,550
5.323% due 01/20/2032 ~		1,500	1,466
5.344% due 04/18/2031 •		5,600	5,480
5.363% due 01/21/2031 •		3,100	3,027
Soundview Home Loan Trust 4.509% due 11/25/2036 •		440	127
Starwood Commercial Mortgage Trust 5.520% due 07/15/2038 •		527	516
Stratus CLO Ltd. 5.143% due 12/28/2029 •		1,157	1,144
Structured Asset Investment Loan Trust 5.109% due 04/25/2033 ~		1,204	1,169
Symphony CLO Ltd.
4.959% due 04/15/2028 •		733	728
4.961% due 07/14/2026 ~		102	102
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		5,688	5,602
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		6,300	6,161
TCW CLO Ltd. 5.328% due 04/25/2031 ~		7,000	6,893
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		3,700	3,601
TIAA CLO Ltd. 5.443% due 07/20/2031 •		2,200	2,164
TICP CLO Ltd. 5.083% due 04/20/2028 •		1,363	1,358
Toro European CLO DAC 2.239% due 01/12/2032 •	EUR	4,900	5,053
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		$6,300	6,154
Venture CLO Ltd.
4.959% due 04/15/2027 ~		4,353	4,347
4.959% due 07/15/2027 •		169	170
5.139% due 07/15/2031 ~		3,694	3,642
5.293% due 07/20/2030 ~		3,198	3,124
5.343% due 01/20/2029 •		1,353	1,337
5.373% due 04/20/2032 ~		9,000	8,775
5.575% due 07/30/2032 •		14,700	14,249
5.596% due 09/07/2030 •		2,750	2,700
Vibrant CLO Ltd.
5.363% due 07/20/2032 •		7,500	7,327
5.696% due 06/20/2029 •		6,119	6,038
VMC Finance LLC 5.708% due 02/18/2039 •		16,275	15,903
Voya CLO Ltd.
5.029% due 04/17/2030 •		3,497	3,454
5.059% due 06/07/2030 ~		1,537	1,511
5.079% due 10/15/2030 •		5,600	5,500
5.111% due 07/14/2031 ~		2,477	2,442
5.289% due 10/15/2030 ~		8,664	8,570
Wellfleet CLO Ltd.
5.133% due 04/20/2029 •		2,172	2,146
5.153% due 04/20/2028 •		895	889
5.413% due 07/20/2032 •		7,700	7,420
Wells Fargo Home Equity Asset-Backed Securities Trust 6.789% due 12/25/2034 ~		1,460	1,433
Wind River CLO Ltd. 5.244% due 07/18/2031 •		1,942	1,900

Total Asset-Backed Securities (Cost $898,481)			851,874

SOVEREIGN ISSUES 11.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		199	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

1.500% due 07/09/2035 þ		130	29
15.500% due 10/17/2026	ARS	21,780	17
Australia Government International Bond 3.000% due 09/20/2025	AUD	37,178	26,715
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	19,614	15,985
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	24,817	26,295
0.100% due 07/25/2031 (c)		49,711	50,956
0.100% due 07/25/2038 (c)		32,991	31,660
0.250% due 07/25/2024 (c)		18,859	20,335
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		17,851	16,731
1.400% due 05/26/2025 (c)		101,259	107,010
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	918,773	7,256
0.100% due 03/10/2028 (c)		6,098,486	48,071
0.100% due 03/10/2029 (c)		10,362,856	81,962
Mexico Government International Bond 4.500% due 11/22/2035 (c)	MXN	449,492	23,708
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	63,967	40,418
2.500% due 09/20/2035		4,719	3,006
Peru Government International Bond 5.940% due 02/12/2029	PEN	3,400	822
Qatar Government International Bond 3.875% due 04/23/2023		$2,400	2,390
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	36,006	44,252
0.125% due 03/22/2026 (c)		5,190	6,334
0.125% due 08/10/2028 (c)		38,685	46,896
0.125% due 08/10/2041 (c)		24,934	28,410
1.250% due 11/22/2027 (c)		78,774	100,812

Total Sovereign Issues (Cost $831,701)			730,117

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander SA 5.250% due 09/29/2023 •(d)(e)		200,000	205
Bank of America Corp. 5.875% due 03/15/2028 •(d)		3,840,000	3,405

Total Preferred Securities (Cost $4,048)			3,610

SHORT-TERM INSTRUMENTS 8.8%
COMMERCIAL PAPER 1.4%
American Electric Power Co., Inc.
4.730% due 01/05/2023		$950	949
4.800% due 01/19/2023		250	249
AT&T, Inc. 4.650% due 01/03/2023		2,410	2,409
Baxter International, Inc. 4.730% due 01/23/2023		1,800	1,794
Consolidated Edison Co. of New York, Inc.
4.800% due 01/18/2023		1,250	1,247
4.800% due 01/19/2023		1,000	997
4.800% due 01/20/2023		1,450	1,446
Constellation Brands, Inc.
5.000% due 01/10/2023		250	250
5.000% due 01/11/2023		300	299
5.000% due 01/12/2023		350	349
Crown Castle, Inc.
5.000% due 01/04/2023		450	450
5.100% due 01/05/2023		1,110	1,109
5.100% due 01/09/2023		9,580	9,567
5.150% due 01/10/2023		550	549
5.250% due 01/31/2023		250	249
Dominion Energy, Inc.
4.700% due 02/01/2023		1,850	1,842
4.750% due 01/31/2023		1,300	1,295
Duke Energy Corp.
4.620% due 01/11/2023		1,450	1,448
4.620% due 01/17/2023		500	499
4.650% due 01/09/2023		850	849
Electricite de France SA 5.000% due 01/20/2023		3,300	3,291
Enbridge (US), Inc.
4.700% due 01/04/2023		1,850	1,849

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

4.750% due 01/09/2023		250	250
4.780% due 01/20/2023		1,300	1,296
4.830% due 01/25/2023		300	299
4.830% due 01/26/2023		250	249
Enel Finance America LLC 6.000% due 01/12/2023		2,820	2,815
Energy Transfer LP 5.080% due 01/05/2023		5,500	5,496
Entergy Corp. 4.700% due 01/12/2023		850	849
Fiserv, Inc.
4.630% due 01/09/2023		750	749
4.730% due 01/17/2023		600	599
4.780% due 01/23/2023		1,400	1,396
4.820% due 02/01/2023		750	747
Hitachi America Capital Ltd. 4.700% due 01/04/2023		1,150	1,149
Humana, Inc.
4.850% due 01/10/2023		250	250
4.900% due 01/17/2023		250	249
McCormick & Co., Inc. 4.750% due 01/27/2023		1,800	1,793
Medtronic Global Holdings SCA 4.750% due 01/27/2023		1,450	1,445
Mercedes-Benz Finance North America LLC 4.800% due 01/30/2023		1,050	1,046
Mondelez International, Inc. 4.670% due 01/11/2023		300	299
National Grid North America, Inc.
4.780% due 01/23/2023		500	498
4.810% due 01/24/2023		1,250	1,246
ORACLE Corp.
4.760% due 01/27/2023		1,950	1,943
4.800% due 01/26/2023		1,500	1,495
Parker-Hannifin Corp. 4.700% due 01/18/2023		550	549
Penske Truck Leasing Co. LP 4.700% due 01/11/2023		850	849
Quanta Services, Inc. 5.300% due 01/19/2023		400	399
Republic Services, Inc. 4.650% due 01/12/2023		1,350	1,348
Tampa Electric Co. 4.800% due 01/12/2023		1,500	1,497
Targa Resources Corp. 5.250% due 01/13/2023		6,550	6,539
Thomson Reuters Corp. 4.770% due 01/25/2023		5,600	5,582
TransCanada PipeLines Ltd. 4.750% due 01/19/2023		650	648
Virginia Electric & Power Co. 4.720% due 02/06/2023		650	647
Vodafone Group PLC 4.600% due 01/05/2023		2,850	2,848
VW Credit, Inc.
4.700% due 01/26/2023		300	299
4.700% due 01/27/2023		550	548
4.750% due 01/24/2023		300	299
4.750% due 01/25/2023		800	797
4.800% due 01/26/2023		5,300	5,281
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023		2,850	2,846
4.950% due 01/18/2023		2,800	2,793

			92,913

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 0.5%			35,754

SHORT-TERM NOTES 0.8%
France Government International Bond 2.100% due 07/25/2023 (c)	EUR	45,127	49,488

U.S. TREASURY BILLS 6.1%
4.212% due 02/02/2023 - 03/23/2023 (a)(b)		$403,539	400,983

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $581,483)		579,138

Total Investments in Securities (Cost $8,350,831)		7,675,021

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	1,472,991	14,312

Total Short-Term Instruments (Cost $14,311)		14,312

Total Investments in Affiliates (Cost $14,311)		14,312

Total Investments 117.4% (Cost $8,365,142)		$7,689,333
Financial Derivative Instruments (h)(j) (1.3)%(Cost or Premiums, net $14,137)		(82,383)
Other Assets and Liabilities, net (16.1)%		(1,058,380)

Net Assets 100.0%		$6,548,570

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$5,654	U.S. Treasury Bills 0.000% due 06/29/2023	$(2,009)	$5,654	$5,654
MBC	4.310	12/28/2022	01/04/2023	30,100	U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2042	(30,972)	30,100	30,122

Total Repurchase Agreements	$(32,981)	$35,754	$35,776

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	1.240%	10/13/2022	01/16/2023	EUR	(165,393)	$(177,524)
CEW	3.520	11/08/2022	02/08/2023	GBP	(39,578)	(48,105)
CIB	4.140	12/16/2022	01/04/2023	$(12,625)	(12,651)
4.400	01/04/2023	01/19/2023	(12,650)	(12,650)
STR	4.330	01/03/2023	01/04/2023	(582,487)	(582,488)
4.370	12/30/2022	01/03/2023	(610,969)	(611,265)

Total Reverse Repurchase Agreements	$(1,444,683)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2053	$2,000	$(1,829)	$(1,818)

Total Short Sales 0.0%	$(1,829)	$(1,818)

(g)	Securities with an aggregate market value of $862,691 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,387,864) at a weighted average interest rate of 1.359%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - Crude February 2023 Futures	$70.000	01/17/2023	44	44	$(106)	$(14)
Call - Crude February 2023 Futures	93.000	01/17/2023	23	23	(44)	(3)
Call - Crude February 2023 Futures	98.000	01/17/2023	13	13	(29)	(1)
Call - Gold August 2023 Futures	1,830.000	07/26/2023	255	26	(2,182)	(2,915)
Put - NYMEX Crude December 2023 Futures	65.000	11/15/2023	10	10	(106)	(68)
Call - NYMEX Crude February 2023 Futures	88.000	01/17/2023	7	7	(10)	(3)
Call - NYMEX Crude February 2023 Futures	90.000	01/17/2023	26	26	(49)	(8)
Put - NYMEX Crude June 2023 Futures	75.000	05/17/2023	48	48	(354)	(309)
Call - NYMEX Crude March 2023 Futures	87.000	02/15/2023	24	24	(48)	(58)
Put - NYMEX Natural Gas February 2023 Futures	4.250	01/26/2023	24	240	(82)	(73)
Call - NYMEX Natural Gas February 2023 Futures	4.500	01/26/2023	48	480	(212)	(198)
Put - NYMEX Natural Gas February 2023 Futures	4.500	01/26/2023	53	530	(202)	(232)
Call - NYMEX Natural Gas February 2023 Futures	5.000	01/26/2023	24	240	(76)	(58)
Put - NYMEX Natural Gas March 2023 Futures	4.000	02/23/2023	69	690	(229)	(316)
Put - NYMEX Natural Gas March 2023 Futures	4.500	02/23/2023	140	1,400	(798)	(1,072)

Total Written Options	$(4,527)	$(5,328)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	2,472	$641,625	$(6,516)	$198	$(132)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	19	101	47	0	(2)
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	12	62	45	0	(2)
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	12	61	44	0	(2)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	12	62	45	0	(2)
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	19	99	45	0	(3)
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	6	33	14	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	19	100	46	0	(2)
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	12	61	44	0	(1)
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	12	61	44	0	(1)
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	12	62	45	0	(1)
Brent Crude April Futures	02/2023	13	1,113	44	30	0
Brent Crude December Futures	10/2023	113	9,226	214	208	0
Brent Crude June Futures	04/2023	290	24,580	1,144	633	0
Brent Crude March Futures	01/2023	512	43,986	3,168	1,254	0
California Carbon Allowance December Futures	12/2023	3,319	100,732	4,008	166	0
Coal April Futures	04/2023	10	1,858	(583)	4	0
Coal February Futures	02/2023	26	4,940	(1,690)	62	0
Coal January Futures	01/2023	26	4,953	(1,677)	38	0
Coal June Futures	06/2023	10	1,835	(606)	13	0
Coal March Futures	03/2023	26	4,906	(1,724)	56	0
Coal May Futures	05/2023	10	1,838	(603)	12	0
Cocoa July Futures	07/2023	50	1,300	18	8	0
Cocoa March Futures	03/2023	158	4,108	401	35	0
Copper March Futures	03/2023	13	1,238	50	0	(4)
Corn December Futures	12/2023	16	489	9	0	(1)
Corn July Futures	07/2023	116	3,896	99	0	(6)
Euro-Bund March Futures	03/2023	875	124,508	(8,571)	440	(993)
Euro-Mill Wheat March Futures	03/2023	208	3,443	(345)	14	(72)
European Climate Exchange December Futures	12/2023	2	180	(11)	0	(4)
European Climate Exchange March Futures	03/2023	54	4,710	(47)	0	(118)
Gas Oil April Futures	04/2023	18	1,539	(138)	4	0
Gas Oil December Futures	12/2023	65	5,065	47	19	0
Gas Oil January Futures	01/2023	107	9,855	(564)	24	0
Gas Oil June Futures	06/2023	79	6,470	20	26	0
Gas Oil March Futures	03/2023	71	6,266	(184)	9	0
Globex Natural Gas February Futures	01/2023	244	10,919	(1,821)	0	(205)
Gold 100 oz. August Futures	08/2023	107	20,048	1,235	2	0
Hard Red Winter Wheat March Futures	03/2023	7	329	(10)	9	0
Henry Hub Natural Gas April Futures	03/2024	19	182	(37)	0	0
Henry Hub Natural Gas August Futures	07/2024	19	190	(29)	1	0
Henry Hub Natural Gas December Futures	11/2024	19	232	12	1	0
Henry Hub Natural Gas February Futures	01/2024	19	235	15	0	0
Henry Hub Natural Gas July Futures	06/2024	19	189	(30)	1	0
Henry Hub Natural Gas June Futures	05/2024	19	185	(35)	1	0
Henry Hub Natural Gas March Futures	02/2024	19	209	(11)	1	0
Henry Hub Natural Gas May Futures	04/2024	19	180	(39)	0	0
Henry Hub Natural Gas November Futures	10/2024	19	208	(12)	1	0
Henry Hub Natural Gas October Futures	09/2024	19	193	(27)	1	0
Henry Hub Natural Gas September Futures	08/2024	19	189	(31)	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Iron Ore March Futures	03/2023	950	10,952	2,167	188	0
Live Cattle February Futures April Futures	04/2023	232	15,015	195	0	(60)
Low Sulphur Gasoil 1st Line vs Brent 1st Line April Futures	04/2023	5	140	(14)	0	(9)
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	9	227	(48)	0	(14)
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	9	210	(64)	0	(12)
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2023	9	229	(45)	0	(14)
Low Sulphur Gasoil 1st Line vs Brent 1st Line June Futures	06/2023	5	128	(26)	0	(8)
Low Sulphur Gasoil 1st Line vs Brent 1st Line May Futures	05/2023	5	132	(22)	0	(8)
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	9	214	(60)	0	(12)
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	9	220	(54)	0	(13)
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	9	224	(50)	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) April Futures	04/2023	106	3,498	(63)	56	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) August Futures	08/2023	53	1,785	(132)	28	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) December Futures	12/2023	53	1,885	(32)	30	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) July Futures	07/2023	53	1,766	(151)	28	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) June Futures	06/2023	106	3,509	(52)	56	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) May Futures	05/2023	106	3,498	(63)	53	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) November Futures	11/2023	53	1,864	(53)	31	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) October Futures	10/2023	53	1,842	(75)	29	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) September Futures	09/2023	53	1,813	(104)	26	0
Natural Gas December Futures	11/2023	14	683	(134)	1	0
Natural Gas February Futures	01/2023	223	9,979	(1,546)	0	(187)
Natural Gas June Futures	05/2023	3	184	(276)	3	(19)
Natural Gas March Futures	02/2023	575	23,598	(3,949)	0	(56)
Natural Gas March Futures	02/2024	148	6,509	(977)	16	0
Natural Gas May Futures	04/2023	10	628	(449)	13	(70)
Natural Gas May Futures	04/2023	186	7,312	(1,936)	0	(6)
Natural Gas October Futures	09/2023	139	5,802	(1,455)	1	0
Natural Gas October Futures	09/2024	97	3,933	(433)	12	0
Natural Gas September Futures	08/2023	16	658	(65)	0	(1)
Put Options Strike @ USD 65.000 on Brent Crude March 2023 Futures (2)	01/2023	316	35	(264)	0	(16)
RBOB Gasoline December Futures	11/2023	8	760	51	25	0
RBOB Gasoline June Futures	05/2023	33	3,601	32	125	0
RBOB Gasoline March Futures	02/2023	33	3,435	183	137	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line February Futures	02/2023	10	(65)	(12)	2	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line March Futures	03/2023	10	(54)	(2)	1	0
Soybean July Futures	07/2023	41	3,143	89	13	0
Soybean March Futures	03/2023	251	19,126	919	97	0
Soybean Meal July Futures	07/2023	96	4,361	134	93	0
Soybean Meal March Futures	03/2023	757	35,655	5,047	946	0
Sugar No. 11 July Futures	06/2023	364	7,330	(1)	0	(61)
U.S. Treasury 5-Year Note March Futures	03/2023	14,785	1,595,740	(8,504)	272	(1,160)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	279	37,473	(337)	109	(65)
U.S. Ultra Treasury Note March Futures	03/2023	296	35,011	(703)	0	(19)
Wheat March Futures	03/2023	251	9,940	22	226	0
WTI Crude December Futures	11/2023	440	34,016	1,007	745	0
WTI Crude December Futures	11/2025	93	6,383	(98)	105	0
WTI Crude February Futures	01/2023	1	80	6	2	0
WTI Crude June Futures	05/2024	66	4,923	218	99	0
WTI Crude March Futures	02/2023	745	59,935	1,855	1,453	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2023	10	9	(9)	0	(2)
WTI Houston (Argus) vs. WTI Trade August Futures	07/2023	10	15	(3)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2023	10	16	(1)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2023	10	5	(12)	0	(2)
WTI Houston (Argus) vs. WTI Trade July Futures	06/2023	10	15	(3)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	10	13	(5)	0	(1)
WTI Houston (Argus) vs. WTI Trade March Futures	02/2023	10	6	(12)	0	(3)
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	10	11	(7)	0	(2)
WTI Houston (Argus) vs. WTI Trade November Futures	10/2023	10	16	(2)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2023	10	16	(2)	1	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2023	10	15	(3)	0	(1)
WTI-Brent April Futures	04/2023	10	(44)	8	0	(2)
WTI-Brent August Futures	08/2023	10	(39)	13	0	(1)
WTI-Brent December Futures	12/2023	10	(41)	11	0	(1)
WTI-Brent February Futures	02/2023	10	(52)	0	0	(4)
WTI-Brent January Futures	01/2023	10	(56)	(5)	0	(6)
WTI-Brent July Futures	07/2023	10	(39)	12	0	(1)
WTI-Brent June Futures	06/2023	10	(40)	12	0	(1)
WTI-Brent March Futures	03/2023	10	(48)	4	0	(3)
WTI-Brent May Futures	05/2023	10	(41)	10	0	(2)
WTI-Brent November Futures	11/2023	10	(40)	11	0	(1)
WTI-Brent October Futures	10/2023	10	(40)	11	0	(1)
WTI-Brent September Futures	09/2023	10	(39)	12	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

WTI-Crude September Futures	08/2023	76	5,993	116	142	0

				$(24,606)	$8,436	$(3,409)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum Futures March Futures	03/2023	333	$(19,747)	$218	$302	$(84)
Arabica Coffee July Futures	07/2023	138	(8,622)	47	142	0
Arabica Coffee March Futures	03/2023	80	(5,019)	301	83	0
Australia Government 10-Year Bond March Futures	03/2023	508	(37,767)	967	28	(8)
Brent (ICE) Calendar Swap April Futures	04/2023	36	(3,050)	(151)	0	(79)
Brent (ICE) Calendar Swap August Futures	08/2023	18	(1,486)	(55)	0	(35)
Brent (ICE) Calendar Swap December Futures	12/2023	18	(1,452)	(21)	0	(31)
Brent (ICE) Calendar Swap July Futures	07/2023	18	(1,495)	(64)	0	(36)
Brent (ICE) Calendar Swap June Futures	06/2023	36	(3,010)	(111)	0	(73)
Brent (ICE) Calendar Swap May Futures	05/2023	36	(3,030)	(132)	0	(76)
Brent (ICE) Calendar Swap November Futures	11/2023	18	(1,461)	(30)	0	(32)
Brent (ICE) Calendar Swap October Futures	10/2023	18	(1,469)	(38)	0	(33)
Brent (ICE) Calendar Swap September Futures	09/2023	18	(1,477)	(46)	0	(34)
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	65	(351)	6	2	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	70	(347)	70	0	(2)
Brent Crude December Futures	10/2024	183	(14,093)	(311)	0	(256)
Brent Crude December Futures	10/2025	48	(3,531)	(154)	0	(54)
Brent Crude September Futures	07/2023	92	(7,645)	(359)	0	(184)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	67	(1)	54	0	0
Call Options Strike @ USD 100.000 on Brent Crude March 2023 Futures (2)	01/2023	12	(4)	19	0	(1)
Call Options Strike @ USD 90.000 on Brent Crude March 2023 Futures (2)	01/2023	355	(717)	(192)	0	(245)
Call Options Strike @ USD 92.000 on Brent Crude April 2023 Futures (2)	02/2023	24	(74)	(12)	0	(17)
Call Options Strike @ USD 94.000 on Brent Crude April 2023 Futures (2)	02/2023	12	(30)	(5)	0	(7)
Call Options Strike @ USD 95.000 on Brent Crude April 2023 Futures (2)	02/2023	12	(27)	(5)	0	(6)
Call Options Strike @ USD 95.000 on Brent Crude March 2023 Futures (2)	01/2023	34	(29)	3	0	(11)
Call Options Strike @ USD 97.000 on Brent Crude March 2023 Futures (2)	01/2023	24	(14)	45	0	(5)
Coal April Futures	04/2023	10	(3,236)	244	0	(48)
Coal February Futures	02/2023	32	(11,616)	224	0	(253)
Coal January Futures	01/2023	33	(12,857)	(642)	0	(315)
Coal June Futures	06/2023	10	(3,025)	455	0	(38)
Coal March Futures	03/2023	32	(10,866)	974	0	(190)
Coal May Futures	05/2023	10	(3,117)	363	0	(38)
Corn March Futures	03/2023	1,160	(39,353)	42	58	0
Cotton No. 2 July Futures	07/2023	18	(750)	7	0	(7)
Euro-Bobl March Futures	03/2023	1,259	(155,996)	4,922	580	(350)
Euro-BTP Italy Government Bond March Futures	03/2023	840	(94,513)	1,327	117	(108)
Euro-BTP March Futures	03/2023	1,485	(173,141)	12,864	1,780	(1,415)
Euro-Buxl 30-Year Bond March Futures	03/2023	836	(121,026)	20,123	3,132	(541)
Euro-Oat March Futures	03/2023	957	(130,409)	9,545	1,188	(666)
Euro-Schatz March Futures	03/2023	7,938	(895,778)	11,169	1,105	(467)
European Climate Exchange December Futures	12/2024	2	(188)	12	5	0
Gas Oil February Futures	02/2023	196	(17,758)	460	0	(34)
Gas Oil September Futures	09/2023	130	(10,410)	(132)	0	(42)
Gold 100 oz. April Futures	04/2023	31	(5,711)	(54)	0	(1)
Gold 100 oz. February Futures	02/2023	191	(34,880)	(843)	0	(4)
Hard Red Winter Wheat July Futures	07/2023	50	(2,191)	(67)	0	(53)
Hard Red Winter Wheat March Futures	03/2023	154	(6,838)	290	0	(166)
Henry Hub Natural Gas April Futures	03/2025	19	(188)	24	0	0
Henry Hub Natural Gas August Futures	07/2023	47	(489)	157	1	0
Henry Hub Natural Gas August Futures	07/2025	19	(197)	16	0	0
Henry Hub Natural Gas December Futures	11/2023	47	(573)	94	0	(1)
Henry Hub Natural Gas December Futures	11/2025	19	(237)	(25)	0	0
Henry Hub Natural Gas February Futures	01/2025	19	(237)	(25)	0	(1)
Henry Hub Natural Gas January Futures	12/2023	28	(358)	3	0	0
Henry Hub Natural Gas January Futures	12/2024	19	(246)	(34)	0	(1)
Henry Hub Natural Gas July Futures	06/2023	94	(977)	221	3	0
Henry Hub Natural Gas July Futures	06/2025	19	(195)	18	0	0
Henry Hub Natural Gas June Futures	05/2023	92	(931)	228	1	0
Henry Hub Natural Gas June Futures	05/2025	19	(190)	22	0	0
Henry Hub Natural Gas March Futures	02/2025	19	(216)	(4)	0	0
Henry Hub Natural Gas May Futures	04/2023	94	(924)	244	1	0
Henry Hub Natural Gas May Futures	04/2025	19	(186)	26	0	0
Henry Hub Natural Gas November Futures	10/2023	46	(516)	138	0	(1)
Henry Hub Natural Gas November Futures	10/2025	19	(216)	(4)	0	0
Henry Hub Natural Gas October Futures	09/2023	47	(490)	156	0	0
Henry Hub Natural Gas October Futures	09/2025	19	(201)	11	0	0
Henry Hub Natural Gas September Futures	08/2023	46	(473)	160	0	0
Henry Hub Natural Gas September Futures	08/2025	19	(196)	16	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Japan Government 10-Year Bond March Futures	03/2023	316	(350,239)	6,566	482	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini April Futures	04/2023	5	(153)	9	9	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	9	(249)	41	14	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	9	(234)	56	12	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2023	9	(252)	38	14	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini June Futures	06/2023	5	(143)	19	8	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini May Futures	05/2023	5	(146)	17	8	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	9	(237)	53	13	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	9	(243)	48	13	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	9	(246)	45	14	0
Lead March Futures	03/2023	118	(6,813)	(519)	0	(519)
Lean Hogs April Futures	04/2023	326	(12,427)	(280)	52	0
Natural Gas April Futures	03/2023	12	(729)	644	84	(19)
Natural Gas April Futures	03/2023	186	(7,286)	1,975	15	0
Natural Gas August Futures	07/2023	3	(192)	285	20	(3)
Natural Gas August Futures	07/2023	16	(666)	67	1	0
Natural Gas January Futures	12/2023	287	(14,674)	2,185	11	0
Natural Gas January Futures	12/2024	97	(5,018)	152	0	(16)
Natural Gas July Futures	06/2023	3	(192)	285	20	(3)
Natural Gas July Futures	06/2023	65	(2,702)	223	7	0
Natural Gas March Futures	02/2023	67	(4,168)	1,448	484	(109)
Natural Gas March Futures	02/2023	40	(2,821)	1,404	347	(111)
Natural Gas September Futures	08/2023	3	(187)	275	19	(3)
New York Harbor ULSD December Futures	11/2023	8	(952)	(39)	0	(17)
New York Harbor ULSD June Futures	05/2023	33	(4,066)	(29)	0	(61)
New York Harbor ULSD March Futures	02/2023	33	(4,406)	(7)	0	(49)
Nickel March Futures	03/2023	15	(2,704)	(375)	0	(375)
Palladium March Futures	03/2023	19	(3,416)	121	35	0
Platinum April Futures	04/2023	123	(6,660)	(327)	0	(110)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	67	(410)	(344)	32	(70)
Silver March Futures	03/2023	49	(5,890)	(800)	51	0
Soybean November Futures	11/2023	31	(2,196)	(40)	0	(2)
Soybean Oil July Futures	07/2023	66	(2,517)	(56)	54	0
Soybean Oil March Futures	03/2023	80	(3,075)	241	110	0
U.S. Treasury 2-Year Note March Futures	03/2023	5,801	(1,189,658)	531	545	(231)
U.S. Treasury 10-Year Note March Futures	03/2023	7,016	(787,875)	4,488	987	0
U.S. Treasury Long-Term Bond March Futures	03/2023	3,065	(384,179)	2,897	433	(218)
United Kingdom Long Gilt March Futures	03/2023	562	(67,875)	3,788	190	(75)
Wheat July Futures	07/2023	198	(7,950)	(315)	0	(175)
WTI Crude December Futures	11/2023	221	(17,086)	(669)	0	(378)
WTI Crude December Futures	11/2024	228	(16,487)	(279)	0	(303)
WTI Crude June Futures	05/2023	624	(50,045)	(1,002)	0	(1,223)
WTI Crude March Futures	02/2023	593	(47,707)	(957)	0	(1,156)
Zinc Futures March Futures	03/2023	31	(2,307)	(24)	8	(32)

$84,608	$12,620	$(11,307)

Total Futures Contracts	$60,002	$21,056	$(14,716)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.438%	$2,400	$(133)	$147	$14	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2042	GBP	42,000	$21,123	$721	$21,844	$78	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	320	275	23	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	(11)	90	79	7	0
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	97,200	0	(3,567)	(3,567)	0	(15)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	1,140	1,231	0	(40)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$12,400	604	488	1,092	20	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	58	37	95	2	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		50,400	0	4,159	4,159	71	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		27,000	0	2,220	2,220	38	0
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		10,400	0	(2,689)	(2,689)	0	(60)
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		5,500	0	(1,507)	(1,507)	0	(32)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	3,800	(13)	(164)	(177)	0	(2)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		11,500	(56)	(1,159)	(1,215)	0	(29)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(2,234)	(2,352)	0	(54)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(1,518)	(1,630)	0	(34)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(2,237)	(2,329)	0	(57)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(993)	(1,035)	0	(25)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032		52,700	(531)	(14,798)	(15,329)	0	(238)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032		52,400	(1,066)	(14,194)	(15,260)	0	(234)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	3,832	4,364	68	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	4,526	4,532	70	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	7,766	8,856	137	0
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		35,700	81	1,066	1,147	49	0
Pay	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	482	489	36	0
Pay	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	336	336	31	0
Pay	CPTFEMU	2.359	Maturity	08/15/2030		12,400	137	376	513	43	0
Receive	CPTFEMU	1.380	Maturity	03/15/2031		32,100	(232)	(6,605)	(6,837)	0	(84)
Pay	CPTFEMU	2.600	Maturity	05/15/2032		19,100	97	694	791	63	0
Pay	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	1,316	1,316	143	0
Pay	CPTFEMU	2.720	Maturity	06/15/2032		12,300	(120)	286	166	39	0
Pay	CPTFEMU	2.470	Maturity	07/15/2032		9,900	0	380	380	29	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	890	883	22	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037		23,120	27	(1,379)	(1,352)	0	(59)
Receive	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(521)	(514)	9	0
Receive	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	(346)	(344)	7	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052		11,000	(196)	(690)	(886)	20	0
Receive	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	(244)	(240)	3	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(390)	(390)	3	0
Receive	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	(102)	(102)	9	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	5,720	5,720	0	(33)
Pay	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	1,115	1,111	14	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	856	856	13	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	1,299	1,299	20	0
Pay	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	739	739	0	(1)
Pay	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	1,749	1,749	5	0
Pay	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	674	674	2	0
Pay	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	700	702	3	0
Pay	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	760	760	2	0
Pay	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	12,941	12,941	0	(17)
Pay	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,105	3,105	0	(4)
Pay	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	5,483	5,483	0	(8)
Receive	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(2,919)	(2,849)	16	0
Receive	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	(879)	(879)	0	(3)
Receive	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,312)	(1,312)	0	(5)
Receive	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,332)	(1,332)	0	(5)
Receive	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,594)	(1,594)	0	(1)
Receive	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(4,207)	(4,207)	0	(10)
Receive	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(11,886)	(11,865)	6	0
Pay	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	3,567	3,567	0	(3)
Pay	FRCPXTOB	1.030	Maturity	03/15/2024		10,510	(3)	1,030	1,027	0	(1)
Receive	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	(1,080)	(1,080)	0	(14)
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	(1,174)	(1,158)	15	0
Pay	UKRPI	4.480	Maturity	09/15/2023		7,400	0	1,171	1,171	1	0
Pay	UKRPI	6.290	Maturity	03/15/2024		43,200	(22)	3,249	3,227	9	0
Pay	UKRPI	6.440	Maturity	05/15/2024		10,800	0	626	626	2	0
Pay	UKRPI	6.600	Maturity	05/15/2024		46,200	59	2,438	2,497	11	0
Pay	UKRPI	5.200	Maturity	06/15/2024		13,000	0	663	663	0	(4)
Pay	UKRPI	5.330	Maturity	06/15/2024		36,700	0	1,756	1,756	0	(12)
Receive	UKRPI	3.330	Maturity	01/15/2025		84,100	2,506	(18,661)	(16,155)	0	(57)
Pay	UKRPI	4.735	Maturity	12/15/2026		17,000	(216)	1,875	1,659	41	0
Receive	UKRPI	3.400	Maturity	01/15/2030		35,790	(15)	(7,683)	(7,698)	0	(166)
Receive	UKRPI	3.480	Maturity	01/15/2030		20,000	214	(4,315)	(4,101)	0	(93)
Receive	UKRPI	3.346	Maturity	05/15/2030		10,200	25	(2,349)	(2,324)	0	(49)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Receive	UKRPI	3.325	Maturity	08/15/2030	25,090	236	(5,767)	(5,531)	0	(173)
Receive	UKRPI	3.624	Maturity	02/15/2031	17,800	0	(3,862)	(3,862)	0	(82)
Receive	UKRPI	3.750	Maturity	04/15/2031	35,630	21	(7,194)	(7,173)	0	(212)
Receive	UKRPI	4.066	Maturity	09/15/2031	19,500	0	(2,655)	(2,655)	0	(123)
Receive	UKRPI	4.140	Maturity	10/15/2031	19,300	(228)	(2,204)	(2,432)	0	(120)
Pay	UKRPI	4.300	Maturity	01/15/2032	8,500	19	652	671	49	0
Pay	UKRPI	4.125	Maturity	09/15/2032	9,480	0	117	117	58	0
Pay	UKRPI	4.130	Maturity	09/15/2032	36,920	3	432	435	225	0
Pay	UKRPI	4.000	Maturity	10/15/2032	24,100	0	668	668	153	0
Pay	UKRPI	4.143	Maturity	10/15/2032	300	0	3	3	2	0
Receive	UKRPI	3.566	Maturity	03/15/2036	4,300	0	(877)	(877)	0	(36)
Receive	UKRPI	3.580	Maturity	03/15/2036	10,300	(60)	(2,014)	(2,074)	0	(85)

$23,869	$(54,788)	$(30,919)	$1,667	$(2,280)

Total Swap Agreements	$23,736	$(54,641)	$(30,905)	$1,667	$(2,280)

(i)

Securities with an aggregate market value of $119,221 and cash of $34,205 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin asset of $42 and liability of $(163) for closed futures is outstanding at period end.
(2)	Future styled option.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2023	NZD	30,985	$19,333	$0	$(341)
BOA	01/2023	EUR	348	367	0	(6)
01/2023	$1,128	GBP	923	0	(12)
01/2023	1,224	JPY	161,400	7	0
BPS	01/2023	ILS	447	$130	3	0
01/2023	$8,720	EUR	8,178	38	0
01/2023	1,792	GBP	1,483	1	0
03/2023	MXN	590,263	$29,287	0	(585)
03/2023	PEN	11,501	2,958	0	(51)
03/2023	$508	MXN	10,210	9	0
BRC	01/2023	EUR	297	$318	0	0
01/2023	SGD	144	107	0	(1)
01/2023	$2,840	EUR	2,670	19	0
CBK	01/2023	AUD	340	$232	0	0
01/2023	DKK	30,465	4,292	0	(96)
01/2023	EUR	362	382	0	(6)
01/2023	JPY	872,600	6,332	0	(321)
01/2023	NZD	36,677	22,899	0	(389)
01/2023	PEN	765	199	0	(2)
01/2023	$1,077	AUD	1,602	14	0
01/2023	3,147	DKK	21,915	9	0
01/2023	21,800	EUR	20,530	186	0
01/2023	199	PEN	766	2	0
GLM	03/2023	570	MXN	11,710	23	0
JPM	01/2023	GBP	167,270	$201,983	0	(270)
02/2023	NOK	2,095	212	0	(3)
02/2023	TWD	766	25	0	0
02/2023	$7,030	MXN	144,120	302	0
03/2023	2,737	EUR	2,718	185	0
MBC	01/2023	AUD	3,529	$2,391	0	(12)
01/2023	DKK	850,158	120,092	0	(2,347)
01/2023	EUR	375,442	393,574	0	(8,489)
01/2023	JPY	3,029,008	21,999	0	(1,097)
01/2023	$47,593	EUR	44,855	442	0
01/2023	1,941	GBP	1,594	0	(13)
01/2023	4,927	JPY	647,800	12	0
MYI	01/2023	AUD	34,880	$23,423	0	(330)
01/2023	GBP	260	317	3	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

	01/2023	JPY	14,456,509		105,448		0	(4,780)
	01/2023		$5,422	DKK	38,760		161	0
	02/2023	TWD	1,417		$47		0	0
RBC	01/2023	AUD	402		269		0	(4)
	03/2023	MXN	581		29		0	0
SCX	01/2023	CAD	6,250		4,652		36	0
	01/2023	KRW	285,883		216		0	(11)
	01/2023		$6,073	EUR	5,835		175	0
	01/2023		1,445	PEN	5,561		18	0
	02/2023	TWD	7,422		$241		0	(2)
TOR	01/2023	CAD	15,887		11,818		84	0
	01/2023		$584	GBP	476		0	(9)
UAG	01/2023	DKK	944,202		$132,163		0	(3,820)
	01/2023		$3,090	GBP	2,496		0	(72)

Total Forward Foreign Currency Contracts							$1,729	$(23,069)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410%	02/02/2023	161,000	$805	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	312,300	1,718	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	20,100	1,248	4,469
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	99,300	1,060	61
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	332,800	2,030	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	160,500	820	0
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	283,700	3,404	339
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	41,300	2,594	8,870

Total Purchased Options							$13,679	$13,739

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	10,300	$(18)	$(2)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(1,606)
JPM	Cap - OTC CPURNSA	234.781		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	0

							$(1,608)	$(1,606)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558%	02/02/2023	35,200	$(805)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	69,200	(1,713)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	98,800	(1,245)	(6,404)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	55,200	(1,090)	(94)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	13,000	(286)	(29)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	13,000	(286)	(821)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	16,500	(194)	(42)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	16,500	(228)	(542)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	73,800	(2,042)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	35,100	(820)	0
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	201,300	(2,657)	(13,382)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	156,400	(3,410)	(462)

$(14,776)	$(21,777)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC GOLDLNPM Index	2,500.000	03/28/2023	4	$(252)	$(1)
JPM	Call - OTC GOLDLNPM Index	2,000.000	10/19/2023	32	(1,518)	(2,333)
MYC	Call - OTC BCOMTR Index	130.560	02/08/2023	87	(155)	(8)
UAG	Call - OTC BCOMTR Index	119.900	01/20/2023	80	(299)	(30)
Put - OTC BCOMTR Index	105.000	03/16/2023	152	(445)	(237)

$(2,669)	$(2,609)

Total Written Options	$(19,071)	$(25,994)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EURMARG3 1Q23	$16.200	Maturity	03/31/2023	6,300	$0	$(16)	$0	$(16)
Receive	EUROBOBCO 1Q23	1.000	Maturity	03/31/2023	21,000	0	139	139	0
Receive	XBHO CAL23	59.000	Maturity	12/31/2023	7,560,000	(106)	765	659	0
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	20,400	0	140	140	0
Receive	GASOILCO 2Q23	34.180	Maturity	06/30/2023	6,000	0	(30)	0	(30)
Receive	GASOILCO 3Q23	32.650	Maturity	09/30/2023	6,000	0	(30)	0	(30)
Receive	GASOILCO 4Q23	31.470	Maturity	12/31/2023	6,000	0	(30)	0	(30)
Pay	JETCO 2Q23	33.860	Maturity	06/30/2023	6,000	0	12	12	0
Pay	JETCO 3Q23	33.020	Maturity	09/30/2023	6,000	0	18	18	0
Pay	JETCO 4Q23	32.120	Maturity	12/31/2023	6,000	0	20	20	0
JPM	Pay	EURMARG3 1Q23	15.280	Maturity	03/31/2023	10,200	0	(34)	0	(34)
Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	27,600	2	185	187	0
Pay	EUROBOBCO 1Q23	3.450	Maturity	03/31/2023	21,000	0	(88)	0	(88)
Receive	GOLDLNPM Index	1,712.000	Maturity	10/19/2023	7,000	0	1,215	1,215	0
MYC	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	18,000	0	122	122	0

$(104)	$2,388	$2,512	$(228)

TOTAL RETURN SWAPS ON AND COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	EUR	42,857	$0	$152	$152	$0
Receive	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023	21,428	0	90	90	0
Receive	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023	21,428	0	99	99	0
Receive	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023	21,428	0	101	101	0
Receive	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023	21,428	0	64	64	0
Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/15/2023	$20,626	0	0	0	0
Receive	BCOMF1TC Index	6,701,094	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	728,773	0	(6,539)	0	(6,539)
Receive	BCOMTR Index	2,898,507	4.530% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	717,640	0	(6,494)	0	(6,494)
CBK	Receive	CIXBSTR3 Index	692,892	4.560% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	190,869	0	(2,777)	0	(2,777)
CIB	Receive	PIMCODB Index	1,774,364	0.000%	Monthly	02/15/2023	337,683	0	9,047	9,047	0
FBF	Receive	BCOMTR Index	1,377,337	4.510% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	341,014	0	(3,062)	0	(3,062)
GST	Receive	BCOMF1TC Index	705,857	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	284,422	0	(2,552)	0	(2,552)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

	Receive	BCOMTR1 Index	708,061	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	195,471	0	(1,758)	0	(1,758)
	Receive	BCOMTR2 Index	572,917	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	145,330	0	(1,734)	0	(1,734)
	Pay	BCOMTR Index	77,624	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	19,029	0	(34)	0	(34)
	Receive	BCOMF1TC Index	705,858	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	284,423	0	(2,552)	0	(2,552)
	Receive	BCOMTR Index	1,709,269	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	423,197	0	(3,851)	0	(3,851)
	Receive	BCOMTR1 Index	708,060	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	195,471	0	(1,780)	0	(1,780)
	Receive	BCOMTR2 Index	572,918	4.550% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	145,330	0	(1,745)	0	(1,745)
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	08/16/2032	34,989	0	1,159	1,159	0
JPM	Pay	BCOMTR Index	3,572,948	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	884,624	588	7,309	7,897	0
	Pay	JMABNIC5 Index	382,599	0.000%	Monthly	02/15/2023	67,981	(725)	(1,742)	0	(2,467)
	Receive	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023	171,459	0	3,823	3,823	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024	1,007	0	37	37	0
	Receive	BCOMTR Index	4,759,501	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	1,178,402	0	(10,723)	0	(10,723)
	Receive	JMABNIC5 Index	1,329,474	0.000%	Monthly	08/15/2025	236,224	0	8,573	8,573	0
MAC	Receive	BCOMTR1 Index	1,215,041	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	150,007	0	(1,365)	0	(1,365)
	Receive	BCOMTR2 Index	1,994,812	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	268,271	0	(3,920)	0	(3,920)
	Receive	PIMCODB Index	1,638,133	0.000%	Monthly	08/15/2024	301,576	0	7,385	7,385	0
MEI	Receive	BCOMTR Index	868,890	4.530% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	215,128	0	(1,934)	0	(1,934)
	Receive	BCOMTR1 Index	1,043,828	4.530% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	213,557	0	(1,918)	0	(1,918)
	Receive	BCOMTR2 Index	658,442	4.530% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	123,685	0	(1,380)	0	(1,380)
MYC	Receive	BCOMTR Index	9,710	0.000%	Maturity	02/08/2023	1,058	219	(181)	38	0
	Receive	BCOMTR Index	132,185	4.520% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	32,728	0	(298)	0	(298)
	Receive	BCOMTR1 Index	193,729	4.560% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	140,887	0	(1,283)	0	(1,283)
RBC	Receive	RBCAEC0T Index	838,405	4.510% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	70,572	0	(630)	0	(630)
	Receive	RBCAECR1 Index	303,641	4.520% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	35,839	0	(255)	0	(255)
	Receive	RBCAECT0 Index	4,309,621	4.510% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	356,153	0	(3,180)	0	(3,180)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

SOG	Receive	BCOMTR Index	625,153	4.530% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	154,781	0	(1,272)	0	(1,272)
UAG	Receive	BCOMTR Index	300,310	4.540% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	74,354	0	(669)	0	(669)
Pay	BCOMTR Index	58,498	0.000%	Maturity	03/16/2023	7,224	342	283	625	0

$424	$(27,506)	$39,090	$(66,172)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	4.050%	Maturity	01/13/2023	$150,000	$0	$3	$3	$0
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	3.830%	Maturity	01/06/2023	48,100	0	(240)	0	(240)
MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	4.190%	Maturity	01/20/2023	1,675,000	0	(6,955)	0	(6,955)
Receive	United States Treasury Inflation Indexed Bonds	N/A	4.380%	Maturity	01/20/2023	400,000	0	(18,196)	0	(18,196)
Receive	United States Treasury Inflation Indexed Bonds	N/A	4.430%	Maturity	02/06/2023	203,000	0	(775)	0	(775)

$0	$(26,163)	$3	$(26,166)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	SLV versus RLND 1-Year ATM Realized Volatility	31.750%	Maturity	06/16/2023	$57	$0	$(53)	$0	$(53)
JPM	Pay	GOLDLNPM Index(3)	4.580	Maturity	06/29/2023	58,500	0	542	542	0
Pay	GOLDLNPM Index(3)	4.709	Maturity	07/12/2023	57,930	0	573	573	0
Pay	GOLDLNPM Index(3)	6.970	Maturity	08/02/2024	601	0	14	14	0
Pay	GOLDLNPM Index(3)	6.325	Maturity	04/10/2026	66,938	0	819	819	0

$0	$1,895	$1,948	$(53)

Total Swap Agreements	$320	$(49,386)	$43,553	$(92,619)

(k)

Securities with an aggregate market value of $112,840 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$274,327	$0	$274,327
Industrials	0	2,270	0	2,270
Utilities	0	193	0	193
U.S. Government Agencies	0	276,374	0	276,374
U.S. Treasury Obligations	0	4,889,519	0	4,889,519
Non-Agency Mortgage-Backed Securities	0	67,599	0	67,599
Asset-Backed Securities	0	851,874	0	851,874
Sovereign Issues	0	730,117	0	730,117
Preferred Securities
Banking & Finance	0	3,610	0	3,610
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Commercial Paper	0	92,913	0	92,913
Repurchase Agreements	0	35,754	0	35,754
Short-Term Notes	0	49,488	0	49,488
U.S. Treasury Bills	0	400,983	0	400,983

$0	$7,675,021	$0	$7,675,021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,312	$0	$0	$14,312

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2022 (Unaudited)

Total Investments	$14,312	$7,675,021	$0	$7,689,333

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,818)	$0	$(1,818)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18,710	4,013	0	22,723
Over the counter	0	54,692	4,329	59,021

	$18,710	$58,705	$4,329	$81,744
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,351)	(3,973)	0	(22,324)
Over the counter	0	(141,682)	0	(141,682)

	$(18,351)	$(145,655)	$0	$(164,006)

Total Financial Derivative Instruments	$359	$(86,950)	$4,329	$(82,262)

Totals	$14,671	$7,586,253	$4,329	$7,605,253

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.6%
Advantage Sales & Marketing, Inc. 8.284% (LIBOR03M + 4.500%) due 10/28/2027 ~		$1	$1
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~		588	588
Buckeye Partners LP 6.634% (LIBOR01M + 2.250%) due 11/01/2026 ~		3,160	3,146
Crown Finance US, Inc. (7.000% Cash and 8.250% PIK) 15.250% (LIBOR03M + 7.000%) due 05/23/2024 ~(a)		21	24
Dun & Bradstreet Corp. 7.639% (LIBOR01M + 3.250%) due 02/06/2026 ~		1,141	1,133
Foundation Building Materials Holding Co. LLC 7.665% (LIBOR03M + 3.250%) due 01/31/2028 ~		1,302	1,236
Ingram Micro, Inc. 8.230% (LIBOR03M + 3.500%) due 06/30/2028 ~		887	875
Instant Brands Holdings, Inc. 9.735% (LIBOR03M + 5.000%) due 04/12/2028 ~		799	540
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		18	18
IQVIA, Inc. 4.202% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	1,071
IRB Holding Corp. 7.134% (LIBOR01M + 2.750%) due 02/05/2025 ~		$873	867
Polaris Newco LLC 8.730% (LIBOR03M + 4.000%) due 06/02/2028 ~		99	91
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		3,450	3,261
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,021
Tibco Software, Inc. 9.180% due 03/30/2029		100	89
United Airlines, Inc. 8.108% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,572	1,557
USI, Inc.
7.980% (LIBOR03M + 3.250%) due 12/02/2026 ~		485	483
8.330% due 11/22/2029		2,199	2,182

Total Loan Participations and Assignments (Cost $18,631)			18,183

CORPORATE BONDS & NOTES 48.5%
BANKING & FINANCE 22.2%
Alleghany Corp. 3.250% due 08/15/2051		575	407
Allstate Corp. 5.750% due 08/15/2053 •		300	282
American Assets Trust LP 3.375% due 02/01/2031		400	318
American Homes 4 Rent LP 3.375% due 07/15/2051		1,800	1,128
American Tower Corp.
2.700% due 04/15/2031		1,400	1,143
2.950% due 01/15/2051		3,775	2,353
Antares Holdings LP 3.750% due 07/15/2027		250	202
Aviation Capital Group LLC 3.500% due 11/01/2027		1,200	1,050
Bank of America Corp.
3.384% due 04/02/2026 •		500	478
5.015% due 07/22/2033 •		4,400	4,190
6.204% due 11/10/2028 •		900	931
Barclays PLC 5.746% due 08/09/2033 •		1,300	1,232
BGC Partners, Inc. 4.375% due 12/15/2025		100	94
BNP Paribas SA
3.132% due 01/20/2033 •		1,600	1,267
7.750% due 08/16/2029 •(f)(g)		700	693
Citigroup, Inc.
3.785% due 03/17/2033 •(h)		2,975	2,553
6.270% due 11/17/2033 •(h)		2,700	2,794
Credit Suisse Group AG
6.442% due 08/11/2028 •		900	821

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.537% due 08/12/2033 •		1,300	1,144
Crown Castle, Inc. 2.250% due 01/15/2031		4,100	3,299
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		1,300	1,237
Equinix, Inc. 3.000% due 07/15/2050		1,500	948
Flourish Century 6.600% due 02/04/2049 ^«(b)(h)		800	89
Global Atlantic Fin Co. 3.125% due 06/15/2031		900	662
GLP Capital LP 4.000% due 01/15/2030		3,400	2,984
Goldman Sachs Group, Inc. 4.482% due 08/23/2028 •		3,400	3,264
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		50	46
Grainger PLC 3.000% due 07/03/2030	GBP	600	545
Host Hotels & Resorts LP
2.900% due 12/15/2031		$1,100	844
3.375% due 12/15/2029		200	168
3.500% due 09/15/2030		3,300	2,731
HSBC Holdings PLC
4.600% due 12/17/2030 •(f)		900	702
5.402% due 08/11/2033 •		700	650
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •		600	387
JPMorgan Chase & Co. 4.912% due 07/25/2033 •		4,900	4,680
Kaisa Group Holdings Ltd. 9.750% due 09/28/2023 ^(b)		500	70
Kimco Realty Corp. 4.600% due 02/01/2033		100	92
Mitsubishi UFJ Financial Group, Inc. 5.133% due 07/20/2033 •		1,600	1,532
Morgan Stanley
4.889% due 07/20/2033 •		4,900	4,618
6.342% due 10/18/2033 •		700	736
Nomura Holdings, Inc. 2.999% due 01/22/2032		1,000	787
SBA Communications Corp. 3.125% due 02/01/2029		1,000	833
Service Properties Trust 7.500% due 09/15/2025		1,400	1,336
Societe Generale SA 3.337% due 01/21/2033 •		1,200	948
UBS Group AG 4.988% due 08/05/2033 •		1,400	1,300
UNITE Group PLC 3.500% due 10/15/2028	GBP	600	615
VICI Properties LP 3.875% due 02/15/2029		$4,250	3,731
Wells Fargo & Co.
3.526% due 03/24/2028 •		200	186
4.897% due 07/25/2033 •		6,400	6,096
Weyerhaeuser Co.
4.000% due 03/09/2052		3,025	2,297
7.375% due 03/15/2032		142	157
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)		700	26
8.250% due 11/25/2023 ^(b)		200	7
9.250% due 04/15/2023 ^(b)		600	22

			71,705

INDUSTRIALS 23.7%
Adevinta ASA 2.625% due 11/15/2025	EUR	400	399
Air Canada 3.875% due 08/15/2026		$2,980	2,645
American Airlines Pass-Through Trust
3.375% due 11/01/2028		188	157
3.600% due 03/22/2029		831	747
3.700% due 04/01/2028		115	100
APi Group DE, Inc. 4.125% due 07/15/2029		600	498
Boeing Co.
3.950% due 08/01/2059		2,350	1,588
5.705% due 05/01/2040		800	766
5.805% due 05/01/2050		500	466
5.930% due 05/01/2060		500	458
Broadcom, Inc.
3.187% due 11/15/2036		15	11
3.469% due 04/15/2034		1,900	1,521
4.150% due 04/15/2032		2,000	1,761

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		300	309
Cellnex Finance Co. SA 1.500% due 06/08/2028	EUR	900	804
Centene Corp. 2.450% due 07/15/2028		$2,100	1,777
Charter Communications Operating LLC 3.950% due 06/30/2062		1,200	712
Cheniere Energy Partners LP 4.500% due 10/01/2029		1,800	1,623
Cinemark USA, Inc. 5.250% due 07/15/2028		1,500	1,116
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		200	169
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		341	339
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		809	479
Continental Resources, Inc. 5.750% due 01/15/2031		1,750	1,632
CSN Resources SA 4.625% due 06/10/2031		900	714
DAE Funding LLC 1.550% due 08/01/2024		1,800	1,674
DCP Midstream Operating LP 3.250% due 02/15/2032		700	580
Delta Air Lines, Inc. 7.375% due 01/15/2026		600	614
Diamond Sports Group LLC
5.375% due 08/15/2026		700	83
6.625% due 08/15/2027		1,200	13
Energy Transfer LP 5.000% due 05/15/2044		1,100	902
EQM Midstream Partners LP
4.500% due 01/15/2029		250	210
4.750% due 01/15/2031		825	676
7.500% due 06/01/2030		100	96
EQT Corp. 5.000% due 01/15/2029		900	848
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025	EUR	800	797
Expedia Group, Inc. 3.250% due 02/15/2030		$1,300	1,106
Foundation Building Materials, Inc. 6.000% due 03/01/2029		450	339
Freeport-McMoRan, Inc. 5.250% due 09/01/2029		567	548
Global Payments, Inc.
5.400% due 08/15/2032		1,800	1,719
5.950% due 08/15/2052		1,700	1,546
HCA, Inc.
3.500% due 09/01/2030		1,000	865
4.625% due 03/15/2052		1,975	1,546
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		200	163
Humana, Inc. 5.875% due 03/01/2033		100	104
Hyatt Hotels Corp. 4.375% due 09/15/2028		400	367
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	500	490
Imperial Brands Finance PLC 6.125% due 07/27/2027		$200	199
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	600	548
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$70	63
John Lewis PLC 4.250% due 12/18/2034	GBP	700	515
Leidos, Inc. 2.300% due 02/15/2031		$1,000	768
Manitowoc Co., Inc. 9.000% due 04/01/2026		900	847
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	2,100	1,814
Marriott International, Inc. 4.625% due 06/15/2030		$159	149
Mileage Plus Holdings LLC 6.500% due 06/20/2027		90	90
Moody's Corp. 3.100% due 11/29/2061		1,200	761
MPLX LP 4.950% due 09/01/2032		600	564
MSCI, Inc. 3.625% due 11/01/2031		3,800	3,148

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Netflix, Inc. 5.375% due 11/15/2029		4,175	4,057
Newell Brands, Inc. 4.450% due 04/01/2026		950	896
NXP BV
3.250% due 05/11/2041		2,300	1,613
4.400% due 06/01/2027		100	96
Park River Holdings, Inc. 5.625% due 02/01/2029		1,310	874
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		500	423
Prosus NV 3.832% due 02/08/2051		700	425
Sands China Ltd.
4.300% due 01/08/2026		200	185
5.900% due 08/08/2028		1,100	1,031
Santos Finance Ltd. 3.649% due 04/29/2031		3,200	2,547
Sealed Air Corp. 1.573% due 10/15/2026		1,000	865
Studio City Finance Ltd. 5.000% due 01/15/2029		1,300	962
Sysco Corp. 3.150% due 12/14/2051		1,100	728
T-Mobile USA, Inc.
2.625% due 04/15/2026		1,025	941
3.600% due 11/15/2060		2,300	1,529
5.200% due 01/15/2033		300	298
5.650% due 01/15/2053		100	97
Take-Two Interactive Software, Inc. 4.000% due 04/14/2032		900	799
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		200	223
Travel & Leisure Co.
6.000% due 04/01/2027		900	856
6.625% due 07/31/2026		200	196
United Airlines Pass-Through Trust 3.750% due 03/03/2028		61	56
United Airlines, Inc. 4.375% due 04/15/2026		400	371
Vale Overseas Ltd. 6.875% due 11/10/2039		1,300	1,373
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,500	3,945
3.875% due 11/01/2033		1,025	839
VeriSign, Inc. 2.700% due 06/15/2031		2,100	1,716
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		848	5
Vmed O2 U.K. Financing PLC 3.250% due 01/31/2031	EUR	1,175	1,005
Warnermedia Holdings, Inc. 5.141% due 03/15/2052		$1,075	786
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)		950	822
Wynn Macau Ltd. 5.500% due 10/01/2027		500	438

			76,540

UTILITIES 2.6%
Duke Energy Corp.
4.500% due 08/15/2032		300	282
5.000% due 08/15/2052		300	268
Duke Energy Florida LLC 5.950% due 11/15/2052		100	107
Edison International 6.950% due 11/15/2029		100	105
Endeavor Energy Resources LP 5.750% due 01/30/2028		850	815
FirstEnergy Transmission LLC 4.350% due 01/15/2025		950	926
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	1,043
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	311
3.150% due 01/01/2026		1,100	1,023
3.950% due 12/01/2047		1,200	818
4.550% due 07/01/2030		400	364
Rio Oil Finance Trust 8.200% due 04/06/2028		684	694
Southern California Edison Co.
3.650% due 02/01/2050		1,100	809
5.850% due 11/01/2027		600	619
Sprint LLC
7.125% due 06/15/2024		100	102

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

7.875% due 09/15/2023	200	203

		8,489

Total Corporate Bonds & Notes (Cost $174,724)		156,734

U.S. GOVERNMENT AGENCIES 1.5%
Freddie Mac 5.992% due 11/25/2055 «~	367	225
Ginnie Mae, TBA
2.000% due 02/01/2053	500	420
2.500% due 02/01/2053	1,100	954
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2053	300	244
2.500% due 12/01/2051	100	85
3.000% due 02/01/2053 (h)	200	176
4.000% due 01/01/2053 (h)	2,900	2,720

Total U.S. Government Agencies (Cost $4,844)		4,824

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
3.125% due 08/31/2027 (j)	4,825	4,641

Total U.S. Treasury Obligations (Cost $4,661)		4,641

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust 6.959% due 11/25/2045 ^~	35	16
Banc of America Funding Trust
3.721% due 09/20/2047 ^~	374	307
7.000% due 10/25/2037 ^	143	98
Banc of America Mortgage Trust 3.756% due 10/25/2035 ~	395	345
BCAP LLC Trust
4.829% due 05/25/2047 ^•	112	105
6.000% due 07/26/2037 ~	200	170
Bear Stearns ALT-A Trust 3.367% due 04/25/2037 ~	346	258
Bear Stearns Asset-Backed Securities Trust 4.739% due 12/25/2035 ^~	264	136
Chase Mortgage Finance Trust 3.989% due 09/25/2036 ^~	64	55
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036	22	22
Countrywide Alternative Loan Trust
4.543% due 09/20/2046 ~	97	92
4.689% due 06/25/2035 ^•	285	199
4.769% due 07/25/2046 ^•	100	96
4.769% due 09/25/2046 ^•	260	240
4.789% due 04/25/2035 ^•	268	210
5.009% due 11/25/2035 •	104	90
5.689% due 10/25/2035 ^~	149	106
5.750% due 07/25/2035 ^	97	62
6.000% due 08/25/2036 ^•	221	136
6.000% due 05/25/2037 ^	603	304
Countrywide Home Loan Mortgage Pass-Through Trust
3.031% due 09/25/2037 ^~	122	111
5.750% due 07/25/2037 ^	89	45
6.000% due 10/25/2034	4	4
Credit Suisse Mortgage Capital Certificates 3.176% due 12/29/2037 ~	3,921	2,512
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	611	328
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.489% due 08/25/2037 ^•	201	162
4.539% due 02/25/2047 •	1,815	1,075
First Horizon Alternative Mortgage Securities Trust
3.592% due 08/25/2035 ^~	62	53
6.000% due 05/25/2036 ^	6	3
Impac Secured Assets Trust 4.689% due 11/25/2036 •	105	103
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	252	119
IndyMac INDX Mortgage Loan Trust
3.088% due 05/25/2037 ^~	104	87
3.196% due 11/25/2035 ^~	274	236
4.889% due 02/25/2037 •	231	146
MASTR Adjustable Rate Mortgages Trust 5.337% due 11/25/2034 ~	68	63
Merrill Lynch Alternative Note Asset Trust 4.609% due 03/25/2037 •	1,852	533
Morgan Stanley Mortgage Loan Trust 2.980% due 11/25/2037 ~	263	172
Residential Accredit Loans, Inc. Trust
3.839% due 07/25/2035 ~	20	18

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.623% due 12/26/2034 ^~		224	87
4.739% due 08/25/2035 ^•		394	319
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^		14	11
WaMu Mortgage Pass-Through Certificates Trust
2.846% due 07/25/2047 ^~		58	49
3.510% due 12/25/2036 ^~		105	91

Total Non-Agency Mortgage-Backed Securities (Cost $10,978)			9,374

ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp. Home Equity Loan Trust 5.214% due 12/25/2045 ^~		580	448
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.849% due 01/25/2036 •		422	380
Asset-Backed Funding Certificates Trust
5.389% due 06/25/2037 •		295	235
5.439% due 03/25/2034 ^•		452	427
Bear Stearns Asset-Backed Securities Trust 6.189% due 07/25/2034 •		90	85
Citigroup Mortgage Loan Trust 4.549% due 12/25/2036 ~		944	532
GSAMP Trust
4.509% due 12/25/2036 •		429	214
4.619% due 12/25/2046 ~		366	184
HSI Asset Securitization Corp. Trust 5.169% due 11/25/2035 ~		831	741
Lehman XS Trust 4.699% due 03/25/2037 •		786	704
MASTR Asset-Backed Securities Trust
4.609% due 08/25/2036 ~		512	208
4.689% due 08/25/2036 ~		1,159	470
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 01/25/2037 •		3,402	1,406
4.529% due 10/25/2036 •		658	316
4.539% due 10/25/2036 ~		1,680	832
4.539% due 12/25/2036 ~		95	50
4.689% due 06/25/2036 •		158	137
4.849% due 09/25/2036 •		714	324
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ		1,066	408
New Century Home Equity Loan Trust 7.389% due 01/25/2033 ^•		66	56
People's Financial Realty Mortgage Securities Trust 4.529% due 09/25/2036 ~		3,539	1,021
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ		2,099	670
Residential Asset Mortgage Products Trust 4.849% due 12/25/2035 •		1,064	904
Residential Asset Securities Corp. Trust 4.466% due 08/25/2034 ~		188	180
Securitized Asset-Backed Receivables LLC Trust
4.889% due 03/25/2036 ~		1,255	780
4.889% due 05/25/2036 •		776	423
SG Mortgage Securities Trust 4.749% due 02/25/2036 ~		1,044	611
Structured Asset Investment Loan Trust
5.514% due 01/25/2035 ~		1,024	880
5.769% due 04/25/2033 •		35	34
5.964% due 01/25/2035 ~		1,102	845
6.114% due 01/25/2035 ^•		859	312

Total Asset-Backed Securities (Cost $16,261)			14,817

SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		233	54
1.000% due 07/09/2029		29	8
1.500% due 07/09/2035 þ		153	35
3.500% due 07/09/2041 þ		1,800	516
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	476
Peru Government International Bond
5.940% due 02/12/2029	PEN	200	48
6.350% due 08/12/2028		8,500	2,130

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

South Africa Government International Bond 10.500% due 12/21/2026	ZAR	78,100	4,859

Total Sovereign Issues (Cost $10,271)			8,126

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(c)(h)		904,655	98

FINANCIALS 0.0%
Intelsat SA «(c)(h)		935	23

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)		304,919	0

Total Common Stocks (Cost $719)			121

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		97	1

Total Rights (Cost $0)			1

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(h)		1	0

FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		1,461	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		97	1

			1

INDUSTRIALS 0.0%
Cineworld Group PLC - Exp. 11/23/2025 «(h)		5,979	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		34,977	8

Total Warrants (Cost $284)			9

SHORT-TERM INSTRUMENTS 34.6%
REPURCHASE AGREEMENTS (i) 31.5%			101,861

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.4%
Federal Home Loan Bank
4.320% due 01/06/2023 •		$1,000	1,000
4.340% due 02/10/2023 •		3,400	3,400
4.345% due 02/23/2023 •		3,300	3,300

			7,700

		PRINCIPAL AMOUNT (000s)
HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (d)(e)	HUF	330,000	885

U.S. TREASURY BILLS 0.4%
4.133% due 02/02/2023 - 03/02/2023 (d)(e)(m)		$1,251	1,246

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $111,654)		111,692

Total Investments in Securities (Cost $353,027)		328,522

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	17,508	170

Total Short-Term Instruments (Cost $170)		170

Total Investments in Affiliates (Cost $170)		170

Total Investments 101.7% (Cost $353,197)		$328,692
Financial Derivative Instruments (k)(l) (0.4)%(Cost or Premiums, net $818)		(1,396)
Other Assets and Liabilities, net (1.3)%		(4,236)

Net Assets 100.0%		$323,060

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Payment in-kind security.
(b)					Security is not accruing income as of the date of this report.
(c)					Security did not produce income within the last twelve months.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)					Contingent convertible security.
(h)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC - Exp. 11/23/2025					11/23/2025 - 12/21/2020		$0	$0	0.00%
Citigroup, Inc. 3.785% due 03/17/2033					08/16/2022		2,799	2,552	0.79
Citigroup, Inc. 6.270% due 11/17/2033					11/09/2022		2,700	2,794	0.86
Constellation Oil 'B'					06/10/2022		98	98	0.03
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2071 - 06/10/2022		0	0	0.00
Flourish Century 6.600% due 02/04/2049					08/25/2021		788	89	0.03
Intelsat SA					11/12/2019		85	23	0.01

							$6,470	$5,556	1.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.125%	12/23/2022	01/06/2023	$1,698	General Motors Co. 6.800% due 10/01/2027		$(1,691)	$1,698	$1,700
BRC	4.150	12/16/2022	02/03/2023	1,217	Deere & Co. 3.900% due 06/09/2042		(1,160)	1,217	1,220
FICC	1.900	12/30/2022	01/03/2023	3,246	U.S. Treasury Bills 0.000% due 06/29/2023		(3,311)	3,246	3,246
MBC	4.310	12/28/2022	01/04/2023	95,700	U.S. Treasury Bonds 3.125% due 05/15/2048		(50,696)	95,700	95,769
					U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2042		(47,372)

Total Repurchase Agreements							$(104,230)	$101,861	$101,935

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

DEU				4.340%	12/30/2022	01/03/2023	$(2,751)		$(2,752)
				4.400	12/29/2022	01/05/2023	(1,947)		(1,949)

Total Reverse Repurchase Agreements									$(4,701)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Corporate Bonds & Notes (0.9)%
Industrials (0.9)%
Deere & Co.					3.900%	06/09/2042	$1,300	$(1,433)	$(1,160)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

General Motors Co.	6.800	10/01/2027	1,600	(1,677)	(1,691)

Total Short Sales (0.9)%	$(3,110)	$(2,851)

(j)	Securities with an aggregate market value of $4,641 and cash of $337 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(105) at a weighted average interest rate of 4.289%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	58	$6,260	$(9)	$0	$(11)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	133	$(31,744)	$638	$22	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	4	0	3	0	0
Euro-Bund March Futures	03/2023	1	(142)	9	1	(1)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	4	(24)	(21)	2	(4)
U.S. Treasury 2-Year Note March Futures	03/2023	92	(18,867)	(18)	22	0
U.S. Treasury 10-Year Note March Futures	03/2023	63	(7,075)	54	19	0
U.S. Treasury Long-Term Bond March Futures	03/2023	160	(20,055)	233	133	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	47	(6,313)	22	60	0
U.S. Ultra Treasury Note March Futures	03/2023	13	(1,538)	13	6	0

$933	$265	$(5)

Total Futures Contracts	$924	$265	$(16)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Anheuser-Busch InBev	(1.000)%	Quarterly	12/20/2023	0.364%	EUR	3,300	$(68)	$45	$(23)	$0	$(1)
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.210	$4,400	(118)	67	(51)	0	0
Bath Body Works, Inc.	(1.000)	Quarterly	12/20/2023	1.315	1,050	81	(78)	3	0	0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.293	300	0	(4)	(4)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.186	4,200	(153)	86	(67)	1	0
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.174	1,900	(46)	30	(16)	0	0
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.256	4,400	(129)	80	(49)	1	0

$(433)	$226	$(207)	$2	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2027	1.069%	$100	$(1)	$1	$0	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.780	400	(12)	29	17	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.369	200	3	(1)	2	0	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473	EUR	450	(81)	65	(16)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.767		600	(54)	23	(31)	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	1.648		$700	(6)	(8)	(14)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123		200	(3)	2	(1)	0	0

							$(154)	$111	$(43)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly		12/20/2027		$5,000	$(118)	$157	$39	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	1,400	$268	$(30)	$238	$1	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		400	119	8	127	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	60	59	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.050	Annual	12/14/2052		$1,000	(6)	37	31	4	0
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027	BRL	2,600	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		5,500	0	(40)	(40)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		5,600	0	(26)	(26)	0	0
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027		16,700	0	34	34	0	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027	CNY	102,400	375	0	375	32	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$37,000	(75)	(1,294)	(1,369)	0	(21)
Receive	3-Month ZAR-JIBAR	7.300	Quarterly	04/28/2027	ZAR	46,700	0	76	76	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	1,600	(6)	(142)	(148)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(2)	(63)	(65)	0	(1)
Receive(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,500	679	56	735	29	0
Pay	28-Day MXN-TIIE	5.140	Lunar	03/24/2023		19,700	0	(14)	(14)	0	(1)
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		42,100	0	(57)	(57)	0	(1)
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		21,900	1	(118)	(117)	0	(3)
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		6,600	(1)	(30)	(31)	0	(1)

							$1,351	$(1,562)	$(211)	$73	$(31)

Total Swap Agreements							$646	$(1,068)	$(422)	$75	$(34)

Cash of $4,157 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	ZAR	1,827	$103	$0	$(5)
02/2023	$439	CHF	416	13	0
02/2023	317	NOK	3,145	5	0
02/2023	ZAR	199	$11	0	(1)
03/2023	22,544	1,277	0	(42)
BPS	01/2023	HUF	131,213	343	0	(9)
01/2023	$196	EUR	184	1	0
01/2023	105	ZAR	1,827	2	0
02/2023	31	IDR	494,071	0	0
02/2023	ZAR	6,778	$378	0	(20)
03/2023	$603	COP	2,950,726	0	(2)
03/2023	387	MXN	7,800	8	0
BRC	02/2023	228	CHF	214	4	0
CBK	01/2023	CLP	508,287	$571	0	(27)
01/2023	PEN	3,241	821	0	(31)
01/2023	$318	BRL	1,667	0	(2)
01/2023	533	CLP	508,116	65	0
01/2023	ZAR	527	$30	0	(1)
02/2023	$571	CLP	511,087	28	0
03/2023	68	MXN	1,338	0	0
CLY	01/2023	HUF	199,021	$506	0	(28)
GLM	01/2023	BRL	1,667	313	0	(3)
01/2023	$31	HKD	241	0	0
01/2023	ZAR	203	$11	0	(1)
03/2023	COP	2,950,726	612	11	0
03/2023	MXN	42	2	0	0
03/2023	$611	COP	2,950,726	0	(11)
04/2023	307	BRL	1,667	3	0
05/2023	PEN	7,295	$1,833	0	(67)
05/2023	$507	PEN	2,050	28	0
05/2023	ZAR	359	$21	1	0
JPM	02/2023	$54	IDR	853,368	1	0
03/2023	58	913,598	1	0
MBC	01/2023	EUR	7,640	$8,007	0	(174)
01/2023	GBP	1,525	1,859	15	0
01/2023	$10	AUD	15	0	0
01/2023	1,421	EUR	1,342	16	0
01/2023	128	HKD	999	0	0
03/2023	35	IDR	554,509	0	0
MYI	01/2023	315	AUD	468	4	0
03/2023	50	IDR	781,296	1	0
RBC	02/2023	481	NOK	4,795	10	0
SCX	02/2023	57	IDR	897,924	1	0
04/2023	ZAR	15,251	$829	0	(61)
UAG	01/2023	$141	ZAR	2,453	3	0
01/2023	ZAR	6,792	$379	0	(20)
02/2023	$84	IDR	1,332,658	2	0
03/2023	ZAR	2,338	$131	0	(6)
09/2023	24,838	1,417	0	(16)

Total Forward Foreign Currency Contracts	$223	$(527)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	4,300	$245	$1,084
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	790	90	429
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	520	58	283

Total Purchased Options	$393	$1,796

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	500	$(1)	$0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/25/2023	21,500	$(246)	$(1,694)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870	01/23/2023	200	(1)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	200	(1)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/17/2023	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	01/17/2023	300	(1)	(5)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	2,390	(89)	(737)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.610	01/17/2023	200	(2)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	01/17/2023	200	(2)	(6)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/12/2023	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	01/12/2023	400	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	800	(18)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	800	(18)	(51)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	1,000	(12)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,000	(14)	(33)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.740	01/19/2023	200	(2)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.180	01/19/2023	200	(2)	(4)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	1,560	(56)	(481)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	01/23/2023	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	01/23/2023	300	(1)	(4)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	01/17/2023	200	(2)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	01/17/2023	200	(2)	(7)

$(475)	$(3,033)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.891	01/05/2023	300	$(1)	$0
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	700	(6)	(11)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	200	(2)	(2)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	200	(1)	(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	300	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	300	(2)	(1)

$(15)	$(17)

Total Written Options	$(491)	$(3,050)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.480%	$5,700	$64	$(95)	$0	$(31)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Huarong Finance Co. Ltd.	1.000%	Quarterly	12/20/2024	2.588%	$200	$(4)	$(2)	$0	$(6)
Italy Government International Bond	1.000	Quarterly	12/20/2024	0.272	600	2	7	9	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.272	1,500	3	18	21	0

$1	$23	$30	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$12	$(8)	$4	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	(12)	9	0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	400	47	(29)	18	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	(73)	39	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	(8)	4	0

$204	$(130)	$74	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.058%	Maturity	03/20/2023	$5,900	$1	$(196)	$0	$(195)

Total Swap Agreements	$270	$(398)	$104	$(232)

(m)

Securities with an aggregate market value of $1,246 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,183	$0	$18,183
Corporate Bonds & Notes
Banking & Finance	0	71,616	89	71,705
Industrials	0	76,201	339	76,540
Utilities	0	8,489	0	8,489
U.S. Government Agencies	0	4,599	225	4,824
U.S. Treasury Obligations	0	4,641	0	4,641
Non-Agency Mortgage-Backed Securities	0	9,374	0	9,374
Asset-Backed Securities	0	14,817	0	14,817
Sovereign Issues	0	8,126	0	8,126
Common Stocks
Energy	0	0	98	98

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Financials	0	0	23	23
Rights
Financials	0	0	1	1
Warrants
Financials	0	0	1	1
Utilities	8	0	0	8
Short-Term Instruments
Repurchase Agreements	0	101,861	0	101,861
Short-Term Notes	0	7,700	0	7,700
Hungary Treasury Bills	0	885	0	885
U.S. Treasury Bills	0	1,246	0	1,246

	$8	$327,738	$776	$328,522
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$170	$0	$0	$170

Total Investments	$178	$327,738	$776	$328,692

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(2,851)	$0	$(2,851)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	337	0	340
Over the counter	0	2,123	0	2,123

	$3	$2,460	$0	$2,463
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(45)	0	(50)
Over the counter	0	(3,809)	0	(3,809)

	$(5)	$(3,854)	$0	$(3,859)

Total Financial Derivative Instruments	$(2)	$(1,394)	$0	$(1,396)

Totals	$176	$323,493	$776	$324,445

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Diversified Income Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
Advantage Sales & Marketing, Inc. 8.284% (LIBOR03M + 4.500%) due 10/28/2027 ~		$980	$814
Air Canada 8.130% (LIBOR03M + 3.500%) due 08/11/2028 ~		1,891	1,874
Allied Universal Holdco LLC 8.173% (LIBOR01M + 3.750%) due 05/12/2028 ~		1,580	1,504
Altar Bidco, Inc.
5.500% - 7.993% due 02/01/2029		1,496	1,433
10.512% due 02/01/2030		900	772
Altice France SA
7.767% (LIBOR03M + 3.688%) due 01/31/2026 ~		2,963	2,753
8.650% (LIBOR03M + 4.000%) due 08/14/2026 ~		4,105	3,829
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		4,850	4,837
AP Core Holdings LLC 9.884% (LIBOR01M + 5.500%) due 09/01/2027 ~		2,600	2,352
Arches Buyer, Inc. 7.634% (LIBOR01M + 3.250%) due 12/06/2027 ~		3,430	3,185
Armor Holding LLC 9.541% due 12/11/2028		1,188	1,181
Asurion LLC 7.384% (LIBOR01M + 3.000%) due 11/03/2024 ~		229	223
BCPE Empire Holdings, Inc. 8.384% (LIBOR01M + 4.000%) due 06/11/2026 ~		1,980	1,934
Boels Topholding BV 4.936% - 5.012% (EUR001M + 3.250%) due 02/06/2027 ~	EUR	3,000	3,101
Caesars Resort Collection LLC
7.134% (LIBOR01M + 2.750%) due 12/23/2024 ~		$2,666	2,663
7.884% (LIBOR01M + 3.500%) due 07/21/2025 ~		3,111	3,107
Carnival Corp.
7.384% (LIBOR01M + 3.000%) due 06/30/2025 ~		1,469	1,412
7.634% (LIBOR01M + 3.250%) due 10/18/2028 ~		3,459	3,248
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		7,552	6,835
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~		5,588	5,317
Charter Communications Operating LLC TBD% - 6.140% (LIBOR01M + 1.750%) due 02/01/2027 ~		13,096	12,808
Chobani LLC 7.884% (LIBOR01M + 3.500%) due 10/25/2027 ~		978	962
Clear Channel Outdoor Holdings, Inc. 7.915% (LIBOR03M + 3.500%) due 08/21/2026 ~		970	886
Cromwell EREIT Lux Finco SARL 3.043% (EUR003M + 1.500%) due 11/21/2024 «~	EUR	2,700	2,562
Diamond Sports Group LLC 12.317% due 05/25/2026		$563	535
DirecTV Financing LLC 9.384% (LIBOR01M + 5.000%) due 08/02/2027 ~		2,041	1,992
Endure Digital, Inc. 7.717% (LIBOR01M + 3.500%) due 02/10/2028 ~		2,359	2,129
Forest City Enterprises LP 7.884% (LIBOR01M + 3.500%) due 12/08/2025 ~		158	153
Foundation Building Materials Holding Co. LLC 7.665% (LIBOR03M + 3.250%) due 01/31/2028 ~		985	935
Frontier Communications Corp. 8.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		1,965	1,882
GIP Blue Holding LP 9.230% (LIBOR03M + 4.500%) due 09/29/2028 ~		6,844	6,797
Global Medical Response, Inc. 8.634% (LIBOR01M + 4.250%) due 03/14/2025 ~		285	204
Golden Entertainment, Inc. 7.390% (LIBOR01M + 3.000%) due 10/21/2024 «~		288	287
GoTo Group, Inc. 9.139% (LIBOR01M + 4.750%) due 08/31/2027 ~		2,342	1,518
Graham Packaging Co., Inc. 7.384% (LIBOR01M + 3.000%) due 08/04/2027 ~		2,252	2,217
Hertz Corp. 7.630% (LIBOR01M + 3.250%) due 06/30/2028 ~		2,698	2,650
Hilton Worldwide Finance LLC 6.173% (LIBOR01M + 1.750%) due 06/22/2026 ~		2,639	2,634
iHeartCommunications, Inc. 7.384% (LIBOR01M + 3.000%) due 05/01/2026 ~		648	596

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Ineos Finance PLC 3.898% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	4,755	5,081
Instant Brands Holdings, Inc. 9.735% (LIBOR03M + 5.000%) due 04/12/2028 ~		$888	600
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		1,356	1,312
IRB Holding Corp. 7.317% due 12/15/2027		2,702	2,626
Ivanti Software, Inc. 9.011% (LIBOR03M + 4.250%) due 12/01/2027 ~		1,300	1,035
LBM Acquisition LLC 7.121% (LIBOR06M + 3.750%) due 12/17/2027 ~		1,631	1,421
Marriott Ownership Resorts, Inc. 6.134% (LIBOR01M + 1.750%) due 08/29/2025 ~		771	765
Medline Borrower LP 7.634% (LIBOR01M + 3.250%) due 10/23/2028 ~		1,985	1,890
MH Sub LLC 8.134% (LIBOR01M + 3.750%) due 09/13/2024 ~		3,566	3,472
MPH Acquisition Holdings LLC 8.985% (LIBOR03M + 4.250%) due 09/01/2028 ~		891	765
Olympus Water U.S. Holding Corp. 8.500% (LIBOR03M + 3.750%) due 11/09/2028 ~		2,277	2,192
Organon & Co. 7.750% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,723	2,703
Parexel International Corp. 7.634% (LIBOR01M + 3.250%) due 11/15/2028 ~		398	384
Pelican Products, Inc. 8.420% - 8.980% (LIBOR03M + 4.250%) due 12/29/2028 ~		1,089	986
Peraton Corp. 8.134% (LIBOR01M + 3.750%) due 02/01/2028 ~		1,929	1,887
PUG LLC 7.884% (LIBOR01M + 3.500%) due 02/12/2027 ~		1,083	902
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,987	1,878
Sabre Global, Inc. 7.884% (LIBOR01M + 3.500%) due 12/17/2027 ~		2,758	2,520
SOCAR Turkey Enerji AS 4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	4,000	4,089
Softbank Vision Fund 5.000% due 12/21/2025 «		$9,367	9,011
Sotera Health Holdings LLC 7.165% (LIBOR03M + 2.750%) due 12/11/2026 ~		948	879
Standard Industries, Inc. 6.425% (LIBOR06M + 2.250%) due 09/22/2028 ~		2,614	2,586
Staples, Inc. 9.440% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,486	2,305
Starfruit Finco BV
5.052% (EUR003M + 3.000%) due 10/01/2025 ~	EUR	755	773
7.165% (LIBOR03M + 2.750%) due 10/01/2025 ~		$1,946	1,923
Stars Group Holdings BV 6.980% (LIBOR03M + 2.250%) due 07/21/2026 ~		2,172	2,146
Steenbok Lux Finco 2 SARL (7.875% PIK) 7.875% due 06/30/2023 (b)	EUR	602	644
Summer Holdco B SARL 9.230% (LIBOR03M + 4.500%) due 12/04/2026 ~		$2,054	1,912
TransDigm, Inc. 6.980% (LIBOR03M + 2.250%) due 12/09/2025 ~		4,019	3,978
United Airlines, Inc. 8.108% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,261	2,238
Weber-Stephen Products LLC 7.634% (LIBOR01M + 3.250%) due 10/30/2027 ~		804	683
White Cap Buyer LLC 8.073% due 10/19/2027		980	949
Windstream Services LLC
8.423% due 02/28/2027 «		4,000	3,816
10.673% (LIBOR01M + 6.250%) due 09/21/2027 ~		390	355
Worldwide Express Operations LLC 8.730% (LIBOR03M + 4.000%) due 07/26/2028 ~		1,092	1,003
Zayo Group Holdings, Inc. 5.148% (EUR001M + 3.250%) due 03/09/2027 ~	EUR	973	834
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$307	262
Ziggo BV 3.764% (EUR006M + 3.000%) due 01/31/2029 ~	EUR	600	595

Total Loan Participations and Assignments (Cost $177,154)			167,521

CORPORATE BONDS & NOTES 47.0%
BANKING & FINANCE 15.7%
AerCap Ireland Capital DAC
3.650% due 07/21/2027		$10,055	9,105
4.450% due 04/03/2026		550	526
AIA Group Ltd. 3.200% due 09/16/2040		800	572

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Aircastle Ltd. 2.850% due 01/26/2028		560	459
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	4,425	3,775
6.625% due 07/15/2026		$2,352	2,157
Ally Financial, Inc. 8.000% due 11/01/2031		14,166	14,710
American Assets Trust LP 3.375% due 02/01/2031		810	644
American Homes 4 Rent LP
2.375% due 07/15/2031		100	77
3.375% due 07/15/2051		100	63
4.900% due 02/15/2029		1,910	1,809
American International Group, Inc. 5.750% due 04/01/2048 •		950	910
American Tower Corp.
2.100% due 06/15/2030		1,200	953
2.750% due 01/15/2027		1,860	1,689
2.900% due 01/15/2030		870	739
3.375% due 10/15/2026		290	272
3.700% due 10/15/2049		2,000	1,427
3.800% due 08/15/2029		1,950	1,773
AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	934
Antares Holdings LP 2.750% due 01/15/2027		1,050	842
Aon Corp. 2.800% due 05/15/2030		670	573
Armor Holdco, Inc. 8.500% due 11/15/2029		550	414
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,055
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	2,979
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	6,078
2.875% due 02/15/2025		2,000	1,849
3.250% due 02/15/2027		500	429
4.250% due 04/15/2026		1,575	1,430
5.250% due 05/15/2024		4,700	4,609
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,324
5.375% due 01/18/2028 •		2,400	2,077
10.500% due 07/23/2029		2,400	2,386
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)		1,800	1,856
Banco Bradesco SA 2.850% due 01/27/2023		$2,800	2,797
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,400	1,328
Banco de Sabadell SA 1.750% due 05/10/2024	EUR	100	103
Banco General SA
3.250% due 09/30/2026		$3,000	2,765
4.875% due 04/19/2023		270	269
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(h)		2,600	2,582
Banco Santander SA
2.746% due 05/28/2025		800	749
3.490% due 05/28/2030		400	338
Banco Votorantim SA 4.500% due 09/24/2024		600	583
Bank of America Corp.
2.676% due 06/19/2041 •		640	433
2.687% due 04/22/2032 •		3,000	2,408
2.884% due 10/22/2030 •		4,490	3,766
3.705% due 04/24/2028 •		6,700	6,210
Barclays PLC
2.894% due 11/24/2032 •		900	688
4.375% due 01/12/2026		4,100	3,972
4.375% due 03/15/2028 •(h)(i)		1,800	1,377
6.125% due 12/15/2025 •(h)(i)		3,000	2,741
6.375% due 12/15/2025 •(h)(i)	GBP	600	667
7.125% due 06/15/2025 •(h)(i)		3,700	4,240
7.250% due 03/15/2023 •(h)(i)		4,600	5,511
7.750% due 09/15/2023 •(h)(i)		$1,400	1,370
8.000% due 06/15/2024 •(h)(i)		2,800	2,728
8.000% due 03/15/2029 •(h)(i)		1,000	938
BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,383
5.375% due 07/24/2023		470	468
BNP Paribas SA
1.904% due 09/30/2028 •		750	625
2.219% due 06/09/2026 •		1,600	1,470
3.052% due 01/13/2031 •		4,600	3,780
4.400% due 08/14/2028		1,200	1,137

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.625% due 01/12/2027 •(h)		2,200	1,815
4.705% due 01/10/2025 •		500	495
7.000% due 08/16/2028 •(h)(i)		2,000	1,892
Brixmor Operating Partnership LP 4.125% due 05/15/2029		190	170
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	397
4.350% due 04/15/2030		3,400	3,099
4.700% due 09/20/2047		626	506
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,460
Citigroup, Inc.
2.572% due 06/03/2031 •(j)		4,400	3,568
3.106% due 04/08/2026 •		800	758
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	1,500	1,594
5.823% due 01/28/2029 •		1,500	1,590
Credit Acceptance Corp. 5.125% due 12/31/2024		$2,420	2,281
Credit Agricole SA
1.907% due 06/16/2026 •		3,550	3,239
7.500% due 06/23/2026 •(h)	GBP	200	235
Credit Suisse AG 6.500% due 08/08/2023 (i)		$16,425	15,944
Credit Suisse Group AG
2.593% due 09/11/2025 •		1,950	1,725
3.091% due 05/14/2032 •		1,525	1,057
3.869% due 01/12/2029 •		4,250	3,413
4.194% due 04/01/2031 •		3,100	2,412
4.207% due 06/12/2024 •		2,500	2,438
5.975% (US0003M + 1.240%) due 06/12/2024 ~		900	853
6.250% due 12/18/2024 •(h)(i)		800	631
6.250% due 12/18/2024 •(h)		200	158
6.375% due 08/21/2026 •(h)(i)		650	467
7.250% due 09/12/2025 •(h)(i)		500	360
7.500% due 07/17/2023 •(h)(i)		5,200	4,169
7.500% due 12/11/2023 •(h)(i)		5,400	4,731
Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,649
3.100% due 11/15/2029		1,020	891
3.250% due 01/15/2051		2,470	1,616
3.650% due 09/01/2027		1,464	1,362
4.000% due 03/01/2027		199	190
4.000% due 11/15/2049		500	380
CubeSmart LP 2.000% due 02/15/2031		1,525	1,153
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,775	830
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,252
Deutsche Bank AG
3.035% due 05/28/2032 •(j)		500	380
3.547% due 09/18/2031 •		2,500	2,010
3.729% due 01/14/2032 •(j)		3,000	2,206
3.961% due 11/26/2025 •		3,400	3,251
5.882% due 07/08/2031 •		2,800	2,423
Discover Bank 4.650% due 09/13/2028		1,100	1,032
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,257
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		13	13
Enact Holdings, Inc. 6.500% due 08/15/2025		690	678
Equinix, Inc. 3.200% due 11/18/2029		910	794
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	400	341
Essex Portfolio LP
1.650% due 01/15/2031		$700	524
2.650% due 03/15/2032		690	546
2.650% due 09/01/2050		300	170
Ford Credit Canada Co. 3.742% due 05/08/2023 (j)	CAD	4,000	2,929
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,400	1,435
2.684% due 12/01/2024 •		600	621
2.748% due 06/14/2024	GBP	1,300	1,489
2.900% due 02/16/2028		$1,400	1,158
3.021% due 03/06/2024	EUR	1,000	1,052
3.370% due 11/17/2023		$5,400	5,275
3.375% due 11/13/2025		13,100	11,866
3.625% due 06/17/2031		2,694	2,120
3.815% due 11/02/2027		800	704
4.535% due 03/06/2025	GBP	4,900	5,645
4.542% due 08/01/2026		$600	554

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.113% due 05/03/2029		1,000	908
5.125% due 06/16/2025		8,920	8,595
5.584% due 03/18/2024		2,000	1,978
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	5,767
6.500% due 10/01/2025		8,178	7,703
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	1,949
7.625% due 05/01/2026		1,100	919
8.125% due 11/15/2024		1,140	1,051
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	939
GLP Capital LP
4.000% due 01/15/2030		$100	88
5.750% due 06/01/2028		890	877
Goldman Sachs Group, Inc. 3.800% due 03/15/2030		2,500	2,253
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,311
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		890	871
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	797
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	632
HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,714
3.750% due 09/15/2030		2,520	1,856
Highwoods Realty LP 3.050% due 02/15/2030		100	80
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	545
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	2,915
4.375% due 02/01/2031		500	405
5.375% due 08/01/2028		1,800	1,625
HSBC Holdings PLC
2.357% due 08/18/2031 •		400	307
2.804% due 05/24/2032 •		1,700	1,319
2.848% due 06/04/2031 •		4,600	3,681
3.973% due 05/22/2030 •		1,140	1,000
4.041% due 03/13/2028 •		1,020	941
4.250% due 08/18/2025		4,200	4,044
4.292% due 09/12/2026 •		1,000	958
4.583% due 06/19/2029 •		400	369
4.600% due 12/17/2030 •(h)		2,450	1,912
4.700% due 03/09/2031 •(h)		1,100	874
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	2,704
6.000% due 09/29/2023 •(h)(i)	EUR	1,700	1,802
6.115% (US0003M + 1.380%) due 09/12/2026 ~		$1,700	1,674
6.500% due 03/23/2028 •(h)(i)		2,800	2,584
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,300	992
3.875% due 11/13/2029		2,342	1,853
4.500% due 05/29/2029		4,704	3,909
4.950% due 11/07/2047		1,200	825
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	365
4.650% due 04/01/2029		300	257
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		1,000	719
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		2,800	2,487
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	192
7.750% due 01/11/2027 •(h)(i)	EUR	1,300	1,346
Intrum AB 3.125% due 07/15/2024		1,199	1,240
Itau Unibanco Holding SA 2.900% due 01/24/2023		$200	200
JAB Holdings BV 2.200% due 11/23/2030		1,000	752
Jefferies Finance LLC 5.000% due 08/15/2028		1,100	899
JPMorgan Chase & Co. 3.509% due 01/23/2029 •		10,000	9,092
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	23,238	1,841
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		$700	556
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	653
3.750% due 07/01/2029		300	270
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,130	951

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

LeasePlan Corp. NV
2.875% due 10/24/2024		600	563
7.375% due 05/29/2024 •(h)(i)	EUR	2,000	2,127
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	271
Life Storage LP
3.875% due 12/15/2027		$112	104
4.000% due 06/15/2029		150	135
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		95	92
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,825	4,055
Lloyds Bank PLC 0.000% due 04/02/2032 þ		$3,200	1,958
Lloyds Banking Group PLC
4.375% due 03/22/2028		200	190
4.550% due 08/16/2028		1,000	943
4.947% due 06/27/2025 •(h)(i)	EUR	1,900	1,953
7.500% due 09/27/2025 •(h)(i)		$2,400	2,321
LPL Holdings, Inc. 4.000% due 03/15/2029		1,385	1,207
Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,095
6.500% due 05/01/2028		1,600	1,378
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,582
2.193% due 02/25/2025		3,500	3,278
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	170
2.201% due 07/10/2031 •		$2,500	1,957
2.869% due 09/13/2030 •		1,000	839
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,300	1,496
3.692% due 06/05/2028		3,300	2,929
4.625% due 08/01/2029		$1,950	1,491
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		2,000	1,793
Nationwide Building Society
3.960% due 07/18/2030 •		2,400	2,083
4.363% due 08/01/2024 •		1,700	1,678
NatWest Group PLC
2.000% due 03/04/2025 •	EUR	700	731
2.500% due 03/22/2023		6,300	6,747
4.600% due 06/28/2031 •(h)(i)		$1,700	1,221
5.125% due 05/12/2027 •(h)	GBP	1,700	1,731
6.000% due 12/29/2025 •(h)		$3,490	3,232
Navient Corp. 5.625% due 01/25/2025		100	90
NE Property BV 1.875% due 10/09/2026	EUR	400	361
Newmark Group, Inc. 6.125% due 11/15/2023		$1,825	1,811
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		1,525	1,238
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,606
2.679% due 07/16/2030		2,300	1,844
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,481
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	681
4.950% due 04/01/2024		1,900	1,873
OneMain Finance Corp.
4.000% due 09/15/2030		550	411
5.375% due 11/15/2029		3,149	2,581
5.625% due 03/15/2023		4,400	4,391
6.125% due 03/15/2024		5,410	5,245
6.625% due 01/15/2028		20	18
6.875% due 03/15/2025		5,030	4,843
7.125% due 03/15/2026		1,740	1,658
8.250% due 10/01/2023		2,000	2,019
Oxford Finance LLC 6.375% due 02/01/2027		1,000	932
Pacific LifeCorp 3.350% due 09/15/2050		1,000	683
Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,441
5.875% due 10/01/2028		2,025	1,839
7.500% due 06/01/2025		855	856
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,446
5.375% due 10/15/2025		2,440	2,203
5.750% due 09/15/2031		2,375	1,887
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		1,300	1,139
3.800% due 06/23/2050		1,300	1,012

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Physicians Realty LP
3.950% due 01/15/2028		23	21
4.300% due 03/15/2027		3,000	2,833
Piper Sandler Cos. 5.200% due 10/15/2023		2,100	2,082
PRA Group, Inc. 7.375% due 09/01/2025		4,090	3,981
Prudential PLC 3.125% due 04/14/2030		150	131
Rayonier LP 2.750% due 05/17/2031		300	242
Realty Income Corp.
3.100% due 12/15/2029		1,300	1,135
3.250% due 01/15/2031		800	696
3.400% due 01/15/2028		640	590
3.950% due 08/15/2027		438	418
Regency Centers LP 2.950% due 09/15/2029		100	84
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,456
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,101
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	870
Rocket Mortgage LLC
3.875% due 03/01/2031		560	429
4.000% due 10/15/2033		3,850	2,881
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,025	782
Santander Holdings USA, Inc. 3.244% due 10/05/2026		5,000	4,647
Santander U.K. Group Holdings PLC
2.975% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	535
3.373% due 01/05/2024 •		$200	200
3.823% due 11/03/2028 •		900	806
6.750% due 06/24/2024 •(h)(i)	GBP	2,550	2,971
SBA Communications Corp. 3.875% due 02/15/2027		$1,000	905
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(c)(i)		600	81
SLM Corp. 4.200% due 10/29/2025		2,000	1,833
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	290
4.125% due 07/15/2023		200	198
Societe Generale SA
5.375% due 11/18/2030 •(h)(i)		1,500	1,219
6.750% due 04/06/2028 •(h)		3,100	2,784
7.875% due 12/18/2023 •(h)(i)		1,500	1,488
Spirit Realty LP
3.200% due 01/15/2027		500	444
3.200% due 02/15/2031		820	657
3.400% due 01/15/2030		900	752
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	1,779
4.305% due 05/21/2030 •		2,600	2,316
7.750% due 08/15/2027 •(h)		775	768
Stifel Financial Corp. 4.000% due 05/15/2030		980	852
STORE Capital Corp. 2.750% due 11/18/2030		675	520
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	317
2.348% due 01/15/2025		900	852
2.750% due 01/15/2030		1,900	1,598
Sunac China Holdings Ltd. 6.650% due 08/03/2024 ^(c)		650	141
Synchrony Financial 2.875% due 10/28/2031		1,700	1,273
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	91	100
5.801% due 10/13/2040		196	224
6.052% due 10/13/2039		6,963	8,193
TP ICAP Finance PLC 5.250% due 05/29/2026		4,900	5,484
Trust Fibra Uno
6.390% due 01/15/2050		$4,500	3,640
6.950% due 01/30/2044		1,620	1,409
UBS AG 5.125% due 05/15/2024 (i)		1,800	1,780
UBS Group AG
2.095% due 02/11/2032 •		700	529
4.375% due 02/10/2031 •(h)		900	686
7.000% due 02/19/2025 •(h)(i)		200	198
UniCredit SpA
2.200% due 07/22/2027 •	EUR	500	486

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

2.569% due 09/22/2026 •		$8,650	7,668
5.459% due 06/30/2035 •		1,400	1,140
7.830% due 12/04/2023		8,300	8,388
United Wholesale Mortgage LLC 5.500% due 11/15/2025		2,000	1,804
UPC Broadband Finco BV 4.875% due 07/15/2031		2,000	1,668
VICI Properties LP
3.875% due 02/15/2029		3,550	3,116
4.125% due 08/15/2030		625	548
4.250% due 12/01/2026		2,030	1,898
5.750% due 02/01/2027		1,030	1,005
Wells Fargo & Co.
2.164% due 02/11/2026 •		2,000	1,866
2.393% due 06/02/2028 •		2,900	2,564
3.000% due 04/22/2026		282	264
3.068% due 04/30/2041 •		2,100	1,506
3.196% due 06/17/2027 •		7,200	6,687
Welltower, Inc. 4.250% due 04/15/2028		385	362
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,200
6.950% due 10/01/2027		460	493
7.375% due 03/15/2032		508	563
Willis North America, Inc. 2.950% due 09/15/2029		200	169

			570,055

INDUSTRIALS 26.5%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	2,000	1,941
Academy Ltd. 6.000% due 11/15/2027		$1,000	959
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	737
5.500% due 07/01/2028		1,000	950
AdaptHealth LLC 6.125% due 08/01/2028		1,050	967
Adevinta ASA 2.625% due 11/15/2025	EUR	1,000	998
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		$2,085	1,593
Agilent Technologies, Inc. 2.100% due 06/04/2030		370	300
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,350	1,087
Air Canada Pass-Through Trust
3.600% due 09/15/2028		503	455
5.250% due 10/01/2030		1,072	1,014
Aker BP ASA
3.750% due 01/15/2030		800	706
4.000% due 01/15/2031		1,300	1,142
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,332	1,270
Albertsons Cos., Inc. 4.625% due 01/15/2027		100	93
Alcon Finance Corp. 2.600% due 05/27/2030		900	767
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	418
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	481
3.550% due 10/01/2027		600	542
ALROSA Finance SA
3.100% due 06/25/2027 ^(c)		5,500	828
4.650% due 04/09/2024 ^(c)		2,200	305
Altice Financing SA
2.250% due 01/15/2025	EUR	300	296
3.000% due 01/15/2028		1,200	1,018
4.250% due 08/15/2029		1,000	869
5.750% due 08/15/2029		$6,375	5,026
Altice France Holding SA
8.000% due 05/15/2027	EUR	600	476
10.500% due 05/15/2027		$750	573
Altice France SA
2.125% due 02/15/2025	EUR	4,000	3,800
3.375% due 01/15/2028		1,025	831
5.125% due 01/15/2029		$2,100	1,582
5.500% due 10/15/2029		5,225	3,994
8.125% due 02/01/2027		3,350	3,058
AMC Networks, Inc. 4.250% due 02/15/2029		3,530	2,205
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,950	3,190
3.000% due 04/15/2030		126	110

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

3.150% due 08/15/2033		307	255
3.200% due 12/15/2029		1,583	1,376
3.350% due 04/15/2031		1,513	1,310
3.375% due 11/01/2028		1,502	1,255
3.575% due 07/15/2029		925	828
3.600% due 03/22/2029		692	622
3.600% due 04/15/2031		136	107
3.650% due 08/15/2030		440	393
3.700% due 04/01/2028		288	249
American Airlines, Inc.
5.500% due 04/20/2026		7,275	7,009
5.750% due 04/20/2029		2,975	2,724
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		2,100	1,719
ANGI Group LLC 3.875% due 08/15/2028		1,810	1,346
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	347
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	467
4.600% due 04/15/2048		2,178	1,904
4.950% due 01/15/2042		2,100	1,979
Antofagasta PLC 2.375% due 10/14/2030		800	643
Apache Corp. 4.875% due 11/15/2027		870	794
Arches Buyer, Inc. 4.250% due 06/01/2028		1,505	1,179
Arconic Corp. 6.125% due 02/15/2028		420	395
Ardagh Packaging Finance PLC 2.125% due 08/15/2026	EUR	1,800	1,617
Ashtead Capital, Inc. 4.000% due 05/01/2028		$700	639
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,400	1,128
7.500% due 09/30/2029		700	445
Atlantia SpA 1.625% due 02/03/2025	EUR	500	501
ATS Corp. 4.125% due 12/15/2028		$650	562
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,488
3.875% due 11/01/2029		$1,825	1,535
4.625% due 07/15/2028		1,820	1,658
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,033
4.750% due 06/15/2027		1,150	1,065
B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,400	2,760
4.375% due 01/15/2028		4,660	4,179
BAE Systems PLC 3.400% due 04/15/2030		1,000	885
Baidu, Inc.
1.720% due 04/09/2026		1,000	891
3.425% due 04/07/2030		600	524
BAT Capital Corp.
3.557% due 08/15/2027		1,074	983
4.390% due 08/15/2037		770	601
4.540% due 08/15/2047		766	544
Bausch Health Cos., Inc. 5.500% due 11/01/2025		500	426
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,037
4.375% due 12/15/2028		800	753
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,700	1,527
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		75	46
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		800	749
Becton Dickinson & Co. 2.823% due 05/20/2030		270	232
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	2,725	2,693
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$1,096	758
Black Knight InfoServ LLC 3.625% due 09/01/2028		430	374
Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,399
Block, Inc.
2.750% due 06/01/2026		1,325	1,185
3.500% due 06/01/2031		1,400	1,119
Bloomin' Brands, Inc. 5.125% due 04/15/2029		300	253

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Boardwalk Pipelines LP 3.400% due 02/15/2031	1,260	1,057
Boeing Co.
3.250% due 02/01/2028	2,390	2,175
3.625% due 02/01/2031	1,075	945
5.040% due 05/01/2027	600	594
5.150% due 05/01/2030	1,235	1,208
5.805% due 05/01/2050	1,350	1,259
5.930% due 05/01/2060	2,570	2,355
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	870	772
Boston Scientific Corp. 2.650% due 06/01/2030	720	617
Boyd Gaming Corp. 4.750% due 06/15/2031	925	806
Boyne USA, Inc. 4.750% due 05/15/2029	1,000	886
British Airways Pass-Through Trust
2.900% due 09/15/2036	1,255	1,025
4.250% due 05/15/2034	884	793
Broadcom, Inc.
2.600% due 02/15/2033	1,000	753
3.137% due 11/15/2035	906	669
3.187% due 11/15/2036	5,240	3,780
3.419% due 04/15/2033	2,380	1,915
3.469% due 04/15/2034	5,534	4,431
3.500% due 02/15/2041	1,625	1,160
3.750% due 02/15/2051	1,100	764
4.150% due 11/15/2030	322	289
4.300% due 11/15/2032	1,590	1,406
4.926% due 05/15/2037	1,038	909
Buckeye Partners LP
4.125% due 03/01/2025	1,020	973
4.500% due 03/01/2028	1,330	1,171
Builders FirstSource, Inc. 4.250% due 02/01/2032	725	589
BWX Technologies, Inc. 4.125% due 06/30/2028	1,770	1,597
CA Magnum Holdings 5.375% due 10/31/2026	2,400	2,193
Cable One, Inc. 4.000% due 11/15/2030	1,575	1,238
Cablevision Lightpath LLC 3.875% due 09/15/2027	1,000	829
Caesars Entertainment, Inc. 6.250% due 07/01/2025	2,120	2,064
Cameron LNG LLC
3.302% due 01/15/2035	300	243
3.402% due 01/15/2038	400	326
3.701% due 01/15/2039	300	239
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	2,095	1,905
Carnival Corp.
4.000% due 08/01/2028	6,550	5,354
10.500% due 02/01/2026	1,825	1,837
Catalent Pharma Solutions, Inc.
3.500% due 04/01/2030	2,300	1,819
5.000% due 07/15/2027	140	130
CCO Holdings LLC
4.500% due 05/01/2032	600	479
4.500% due 06/01/2033	2,675	2,058
5.125% due 05/01/2027	6,000	5,606
5.375% due 06/01/2029	1,000	907
Centene Corp. 4.250% due 12/15/2027	2,200	2,068
Central Garden & Pet Co. 4.125% due 10/15/2030	1,200	988
CF Industries, Inc. 5.150% due 03/15/2034	2,825	2,683
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	200	189
Charles River Laboratories International, Inc.
4.000% due 03/15/2031	375	325
4.250% due 05/01/2028	420	388
Charter Communications Operating LLC
3.500% due 06/01/2041	2,200	1,441
3.700% due 04/01/2051	1,000	612
3.750% due 02/15/2028	1,300	1,174
3.850% due 04/01/2061	3,325	1,935
3.900% due 06/01/2052	1,875	1,184
4.400% due 12/01/2061	2,525	1,625
4.800% due 03/01/2050	4,500	3,284
5.125% due 07/01/2049	4,840	3,679
5.375% due 04/01/2038	500	418
5.375% due 05/01/2047	100	79
6.090% (US0003M + 1.650%) due 02/01/2024 ~	3,604	3,621

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.484% due 10/23/2045		2,200	1,993
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,278
5.875% due 03/31/2025		4,950	4,983
Cheniere Energy Partners LP 4.000% due 03/01/2031		2,625	2,238
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,625	3,283
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	1,888
5.500% due 01/15/2028		$300	251
Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,546
5.875% due 02/01/2029		225	213
6.750% due 04/15/2029		1,525	1,487
Chobani LLC 4.625% due 11/15/2028		900	785
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,615
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,497
4.875% due 07/01/2029		1,200	1,022
CommScope Technologies LLC 5.000% due 03/15/2027		1,000	681
CommScope, Inc.
4.750% due 09/01/2029		3,000	2,424
6.000% due 03/01/2026		593	548
7.125% due 07/01/2028		3,110	2,228
8.250% due 03/01/2027		965	749
Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,625
5.625% due 03/15/2027		2,275	1,955
6.000% due 01/15/2029		1,000	838
6.875% due 04/15/2029		2,975	1,535
Connect Finco SARL 6.750% due 10/01/2026		2,840	2,638
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	406
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	801
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		603	357
Continental Resources, Inc. 4.375% due 01/15/2028		500	459
Continental Wind LLC 6.000% due 02/28/2033		168	168
CoStar Group, Inc. 2.800% due 07/15/2030		1,020	835
Coty, Inc.
3.875% due 04/15/2026	EUR	775	775
5.000% due 04/15/2026		$3,075	2,920
CSC Holdings LLC
3.375% due 02/15/2031		1,700	1,111
5.375% due 02/01/2028		900	727
6.500% due 02/01/2029		650	533
CVS Health Corp.
3.250% due 08/15/2029		100	90
4.300% due 03/25/2028		526	510
4.780% due 03/25/2038		715	654
CVS Pass-Through Trust
5.773% due 01/10/2033		245	239
5.926% due 01/10/2034		26	26
6.036% due 12/10/2028		61	60
6.943% due 01/10/2030		5,970	6,081
7.507% due 01/10/2032		4,394	4,575
8.353% due 07/10/2031		959	1,048
DAE Funding LLC
1.550% due 08/01/2024		2,250	2,092
1.625% due 02/15/2024		4,300	4,084
2.625% due 03/20/2025		4,000	3,748
DaVita, Inc.
3.750% due 02/15/2031		3,860	2,889
4.625% due 06/01/2030		2,000	1,613
DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	1,947
5.625% due 07/15/2027		1,170	1,163
Dell International LLC
3.450% due 12/15/2051		3,000	1,847
5.300% due 10/01/2029		3,170	3,107
6.020% due 06/15/2026		3,300	3,371
8.100% due 07/15/2036		594	668
8.350% due 07/15/2046		717	821
Dell, Inc. 6.500% due 04/15/2038		1,920	1,866
Delta Air Lines, Inc.
4.500% due 10/20/2025		3,600	3,514

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.750% due 10/20/2028	2,705	2,547
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)	89	84
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «	47	46
Diamond Sports Group LLC
5.375% due 08/15/2026	3,163	376
6.625% due 08/15/2027	1,677	19
DirecTV Financing LLC 5.875% due 08/15/2027	3,400	3,048
DISH DBS Corp.
5.250% due 12/01/2026	1,950	1,646
5.750% due 12/01/2028	5,000	4,000
DT Midstream, Inc.
4.125% due 06/15/2029	1,480	1,274
4.375% due 06/15/2031	1,880	1,580
eBay, Inc. 2.700% due 03/11/2030	1,090	928
Ecopetrol SA 7.375% due 09/18/2043	2,130	1,818
Edgewell Personal Care Co.
4.125% due 04/01/2029	1,300	1,110
5.500% due 06/01/2028	1,200	1,124
Edwards Lifesciences Corp. 4.300% due 06/15/2028	368	353
Elanco Animal Health, Inc. 6.400% due 08/28/2028	1,470	1,406
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	1,700	1,070
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,000	910
4.700% due 05/07/2050	4,700	3,948
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029	1,325	913
Energean Israel Finance Ltd. 4.875% due 03/30/2026	1,850	1,717
Energizer Holdings, Inc.
4.375% due 03/31/2029	2,175	1,848
4.750% due 06/15/2028	3,160	2,744
Energy Transfer LP
3.750% due 05/15/2030	780	690
5.000% due 05/15/2050	675	542
5.250% due 04/15/2029	200	194
5.875% due 01/15/2024	130	130
5.950% due 12/01/2025	40	41
6.125% due 12/15/2045	2,080	1,934
6.500% due 02/01/2042	800	794
EnLink Midstream LLC 5.625% due 01/15/2028	750	715
Enterprise Products Operating LLC 4.200% due 01/31/2050	200	158
EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	1,868
6.000% due 07/01/2025	144	139
6.500% due 07/01/2027	1,930	1,848
EQT Corp.
5.000% due 01/15/2029	900	848
7.000% due 02/01/2030	2,000	2,078
Expedia Group, Inc.
2.950% due 03/15/2031	364	294
3.250% due 02/15/2030	90	77
4.625% due 08/01/2027	400	384
6.250% due 05/01/2025	1,323	1,335
FAGE International SA 5.625% due 08/15/2026	741	689
Fair Isaac Corp. 4.000% due 06/15/2028	2,095	1,905
Ferguson Finance PLC 3.250% due 06/02/2030	600	510
First Student Bidco, Inc. 4.000% due 07/31/2029	2,675	2,216
Fiserv, Inc. 4.400% due 07/01/2049	520	424
Ford Motor Co. 3.250% due 02/12/2032	1,900	1,428
Foundation Building Materials, Inc. 6.000% due 03/01/2029	375	282
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,920	2,706
4.375% due 08/01/2028	1,000	935
5.250% due 09/01/2029	500	483
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	2,940	2,162
Frontier Communications Holdings LLC
5.875% due 10/15/2027	2,750	2,560
6.750% due 05/01/2029	1,220	1,011

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Full House Resorts, Inc. 8.250% due 02/15/2028		2,975	2,638
Gap, Inc.
3.625% due 10/01/2029		3,100	2,191
3.875% due 10/01/2031		1,550	1,084
Garda World Security Corp. 4.625% due 02/15/2027		660	584
Gartner, Inc.
3.750% due 10/01/2030		2,825	2,439
4.500% due 07/01/2028		910	850
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		5,500	3,223
Gen Digital, Inc. 5.000% due 04/15/2025		185	180
General Motors Co. 6.800% due 10/01/2027 (j)		600	624
Global Medical Response, Inc. 6.500% due 10/01/2025		1,275	915
Global Partners LP 6.875% due 01/15/2029		1,670	1,532
Globo Comunicacao e Participacoes SA 4.875% due 01/22/2030		500	420
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	275
goeasy Ltd. 5.375% due 12/01/2024		4,030	3,873
GoTo Group, Inc. 5.500% due 09/01/2027		2,060	1,111
Graphic Packaging International LLC 3.500% due 03/01/2029		1,610	1,378
Gray Oak Pipeline LLC 3.450% due 10/15/2027		470	417
Grifols Escrow Issuer SA
3.875% due 10/15/2028	EUR	1,750	1,585
4.750% due 10/15/2028		$900	778
GYP Holdings Corp. 4.625% due 05/01/2029		400	327
HCA, Inc.
3.500% due 09/01/2030		1,230	1,064
4.500% due 02/15/2027		3,360	3,243
5.375% due 09/01/2026		2,813	2,786
5.625% due 09/01/2028		3,224	3,212
5.875% due 02/15/2026		205	206
5.875% due 02/01/2029		1,600	1,598
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,750
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,116
3.750% due 05/01/2029		5,000	4,332
4.000% due 05/01/2031		1,375	1,153
5.750% due 05/01/2028		1,500	1,458
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	899
5.000% due 06/01/2029		1,675	1,443
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	555
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		900	864
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	488
8.375% due 05/01/2027		959	818
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,200	2,155
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		1,200	1,090
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,650	1,451
Imola Merger Corp. 4.750% due 05/15/2029		1,825	1,587
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	1,000	913
3.375% due 01/15/2026		$1,100	1,012
Infor, Inc. 1.750% due 07/15/2025		900	814
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,130	1,111
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	1,738
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		5,213	4,673
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	800	814
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		$575	494
Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028	EUR	3,000	2,447

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.875% due 11/15/2026		2,725	2,602
7.750% due 10/15/2025		$1,600	1,475
JELD-WEN, Inc. 4.625% due 12/15/2025		100	84
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,669	1,488
John Lewis PLC 4.250% due 12/18/2034	GBP	800	589
Kansas City Southern
3.500% due 05/01/2050		$500	358
4.200% due 11/15/2069		270	201
Kinder Morgan, Inc. 7.750% due 01/15/2032		10,100	11,388
Kraft Heinz Foods Co.
4.375% due 06/01/2046		7,600	6,211
5.000% due 06/04/2042		9,000	8,181
6.875% due 01/26/2039		1,000	1,089
Lamar Media Corp.
3.625% due 01/15/2031		775	642
4.000% due 02/15/2030		500	438
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,376
LBM Acquisition LLC 6.250% due 01/15/2029		2,100	1,339
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		500	446
Leidos, Inc.
2.300% due 02/15/2031		950	730
4.375% due 05/15/2030		640	579
Lenovo Group Ltd. 3.421% due 11/02/2030		3,000	2,384
Level 3 Financing, Inc.
3.400% due 03/01/2027		600	508
3.625% due 01/15/2029		4,250	3,119
3.750% due 07/15/2029		1,825	1,315
3.875% due 11/15/2029		980	775
Leviathan Bond Ltd.
5.750% due 06/30/2023		1,000	999
6.500% due 06/30/2027		1,470	1,431
LifePoint Health, Inc. 5.375% due 01/15/2029		1,875	1,062
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		480	428
Madison IAQ LLC 5.875% due 06/30/2029		1,100	756
Marriott International, Inc. 3.500% due 10/15/2032		2,210	1,845
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		575	478
Masco Corp. 4.500% due 05/15/2047		490	385
Masonite International Corp. 3.500% due 02/15/2030		5,300	4,294
Mattel, Inc.
3.375% due 04/01/2026		875	806
3.750% due 04/01/2029		725	638
5.875% due 12/15/2027		400	393
MEG Energy Corp. 5.875% due 02/01/2029		550	519
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	644
5.250% due 04/26/2026		1,700	1,499
5.375% due 12/04/2029		5,700	4,583
5.625% due 07/17/2027		1,630	1,401
5.750% due 07/21/2028		200	168
MGM China Holdings Ltd.
4.750% due 02/01/2027		4,800	4,252
5.375% due 05/15/2024		2,250	2,175
5.875% due 05/15/2026		2,675	2,502
MGM Resorts International 5.500% due 04/15/2027		1,110	1,034
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,400	1,193
Mileage Plus Holdings LLC 6.500% due 06/20/2027		720	717
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	1,875
MMK International Capital DAC 4.375% due 06/13/2024 ^(c)		$3,300	1,155
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		1,175	919
MPLX LP 4.250% due 12/01/2027		100	95
National Fuel Gas Co. 2.950% due 03/01/2031		1,150	904

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

NCL Corp. Ltd.
3.625% due 12/15/2024		2,150	1,840
5.875% due 02/15/2027		900	781
NCR Corp. 5.000% due 10/01/2028		3,740	3,195
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	4,883
3.625% due 06/15/2030		2,000	1,975
3.875% due 11/15/2029		3,200	3,211
4.875% due 06/15/2030		$2,560	2,392
5.375% due 11/15/2029		1,655	1,608
5.875% due 11/15/2028		5,900	5,995
6.375% due 05/15/2029		1,070	1,103
New Albertsons LP 6.570% due 02/23/2028		800	823
Newell Brands, Inc. 4.875% due 06/01/2025		480	468
Nexstar Media, Inc. 5.625% due 07/15/2027		450	414
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024	EUR	1,000	1,046
Nissan Motor Co. Ltd.
3.201% due 09/17/2028		1,500	1,411
4.345% due 09/17/2027		$3,000	2,725
4.810% due 09/17/2030		5,880	5,003
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		682	759
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,230
Novelis Corp.
3.250% due 11/15/2026		600	539
3.875% due 08/15/2031		700	572
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		600	107
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,733
6.375% due 10/01/2030		1,310	1,214
NVR, Inc. 3.000% due 05/15/2030		940	791
NXP BV
3.150% due 05/01/2027		200	182
3.875% due 06/18/2026		1,400	1,332
Occidental Petroleum Corp.
5.500% due 12/01/2025 (j)		2,625	2,620
6.375% due 09/01/2028		3,980	4,024
6.450% due 09/15/2036		250	256
6.625% due 09/01/2030		1,990	2,061
8.875% due 07/15/2030		1,040	1,176
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (f)(h)		3,197	8
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,527
4.250% due 10/01/2028		$1,700	1,382
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,591
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	482
Oracle Corp.
3.600% due 04/01/2040		2,110	1,556
3.600% due 04/01/2050		4,700	3,184
3.800% due 11/15/2037		600	477
3.850% due 04/01/2060		4,700	3,144
3.950% due 03/25/2051 (j)		1,200	860
4.000% due 11/15/2047		3,000	2,205
Organon & Co.
4.125% due 04/30/2028		8,000	7,097
5.125% due 04/30/2031		1,800	1,562
Outfront Media Capital LLC
4.250% due 01/15/2029		950	789
5.000% due 08/15/2027		460	415
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,000	895
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,100	2,755
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		1,300	1,297
5.375% due 05/05/2045		2,000	1,843
Penske Truck Leasing Co. LP
3.350% due 11/01/2029		100	84
3.450% due 07/01/2024		1,610	1,556
Performance Food Group, Inc. 6.875% due 05/01/2025		800	803
Pertamina Persero PT
4.150% due 02/25/2060		1,000	723
4.175% due 01/21/2050		1,500	1,155
4.700% due 07/30/2049		3,000	2,456

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.625% due 05/20/2043		3,100	2,856
6.500% due 05/27/2041		3,000	3,062
6.500% due 11/07/2048		3,500	3,518
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		11,221	547
5.500% due 04/12/2037 ^(c)		47,485	2,317
Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,777
6.375% due 01/23/2045		8,510	5,289
6.625% due 06/15/2035		3,000	2,183
6.625% due 06/15/2038		6,400	4,414
6.700% due 02/16/2032		7,538	5,934
6.750% due 09/21/2047		13,456	8,616
6.950% due 01/28/2060		7,462	4,734
7.690% due 01/23/2050		22,770	15,807
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		900	858
PetSmart, Inc.
4.750% due 02/15/2028		1,950	1,769
7.750% due 02/15/2029		825	776
Post Holdings, Inc.
4.625% due 04/15/2030		2,510	2,171
5.625% due 01/15/2028		200	189
Presidio Holdings, Inc.
4.875% due 02/01/2027		1,810	1,653
8.250% due 02/01/2028		460	427
Prestige Brands, Inc.
3.750% due 04/01/2031		850	702
5.125% due 01/15/2028		100	94
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	2,940
5.750% due 04/15/2026		1,440	1,389
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,305
1.985% due 07/13/2033		2,350	1,708
3.061% due 07/13/2031		$1,850	1,431
3.680% due 01/21/2030		1,200	1,000
3.832% due 02/08/2051		2,000	1,215
4.027% due 08/03/2050		900	565
PTC, Inc. 4.000% due 02/15/2028		200	180
Quanta Services, Inc. 2.900% due 10/01/2030		975	804
Radiate Holdco LLC
4.500% due 09/15/2026		4,000	2,945
6.500% due 09/15/2028		1,300	547
Rede D'or Finance SARL 4.500% due 01/22/2030		684	590
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		800	769
Rockies Express Pipeline LLC 4.800% due 05/15/2030		1,430	1,261
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	866
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,041
5.750% due 10/15/2027	GBP	2,550	2,838
RP Escrow Issuer LLC 5.250% due 12/15/2025		$925	708
S&P Global, Inc.
4.250% due 05/01/2029		400	383
4.750% due 08/01/2028		345	342
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,137
5.625% due 03/01/2025		7,544	7,560
5.750% due 05/15/2024		4,900	4,904
Sabre Global, Inc. 7.375% due 09/01/2025		740	712
Sands China Ltd.
3.350% due 03/08/2029		3,700	3,028
3.750% due 08/08/2031		2,100	1,655
4.300% due 01/08/2026		1,000	924
5.625% due 08/08/2025		2,100	2,011
5.900% due 08/08/2028		4,100	3,844
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,054
Sasol Financing USA LLC
4.375% due 09/18/2026		1,800	1,596
5.875% due 03/27/2024		5,300	5,198
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	389
3.500% due 11/24/2070		2,000	1,366
Seagate HDD Cayman 9.625% due 12/01/2032		3,698	4,061
Sensata Technologies BV 4.000% due 04/15/2029		2,500	2,160

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

SIG Combibloc PurchaseCo SARL
1.875% due 06/18/2023	EUR	1,400	1,489
2.125% due 06/18/2025		1,400	1,446
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	204
Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	821
4.125% due 07/01/2030		1,200	993
Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,333
Southern Co. 3.700% due 04/30/2030		2,300	2,081
Southwestern Energy Co. 5.375% due 02/01/2029		660	613
Spectrum Brands, Inc.
3.875% due 03/15/2031		425	331
5.500% due 07/15/2030		2,100	1,857
Speedway Motorsports LLC 4.875% due 11/01/2027		950	845
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,140	1,129
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		75	61
4.100% due 10/01/2029		364	325
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		2,200	2,170
SRS Distribution, Inc.
4.625% due 07/01/2028		1,525	1,354
6.125% due 07/01/2029		500	405
Stagwell Global LLC 5.625% due 08/15/2029		3,000	2,479
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	3,670
3.375% due 01/15/2031		$6,420	4,844
4.375% due 07/15/2030		1,190	972
4.750% due 01/15/2028		1,200	1,082
5.000% due 02/15/2027		1,170	1,081
Staples, Inc. 7.500% due 04/15/2026		1,031	889
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,063
4.625% due 12/01/2031		2,000	1,607
Stryker Corp. 2.900% due 06/15/2050		400	269
Studio City Finance Ltd. 5.000% due 01/15/2029		1,250	925
Suburban Propane Partners LP 5.000% due 06/01/2031		1,075	915
Sunoco LP 4.500% due 05/15/2029		1,875	1,643
Superior Plus LP 4.500% due 03/15/2029		800	685
Syneos Health, Inc. 3.625% due 01/15/2029		1,500	1,197
T-Mobile USA, Inc.
2.050% due 02/15/2028		2,300	1,979
2.250% due 02/15/2026		1,300	1,185
2.550% due 02/15/2031		1,165	955
2.625% due 02/15/2029		2,475	2,098
2.875% due 02/15/2031		3,210	2,657
3.000% due 02/15/2041		1,700	1,206
3.300% due 02/15/2051		1,000	672
3.500% due 04/15/2031		3,325	2,879
3.750% due 04/15/2027		760	717
3.875% due 04/15/2030		4,650	4,223
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	360
Teck Resources Ltd. 3.900% due 07/15/2030		$1,040	933
TEGNA, Inc.
4.625% due 03/15/2028		2,150	2,045
4.750% due 03/15/2026		1,000	971
Teleflex, Inc. 4.625% due 11/15/2027		200	191
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	300
3.240% due 06/03/2050		1,200	761
3.290% due 06/03/2060		1,000	601
3.595% due 01/19/2028		1,000	918
3.925% due 01/19/2038		200	160
3.940% due 04/22/2061		2,000	1,379
Tenet Healthcare Corp.
4.375% due 01/15/2030		1,200	1,041
4.625% due 06/15/2028		660	592
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027		1,500	1,334

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Topaz Solar Farms LLC 5.750% due 09/30/2039		652	619
TopBuild Corp. 4.125% due 02/15/2032		1,000	814
TransDigm, Inc. 4.625% due 01/15/2029		775	683
Transocean Pontus Ltd. 6.125% due 08/01/2025		3,954	3,882
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	631
Travel & Leisure Co.
4.500% due 12/01/2029		2,100	1,714
4.625% due 03/01/2030		1,100	914
5.650% due 04/01/2024		9,291	9,167
6.000% due 04/01/2027		188	179
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,690	1,439
TripAdvisor, Inc. 7.000% due 07/15/2025		870	861
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		222	194
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,465
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		244	222
U.S. Foods, Inc. 4.750% due 02/15/2029		600	533
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,227	490
Uber Technologies, Inc. 4.500% due 08/15/2029		950	829
United Airlines Pass-Through Trust
2.700% due 11/01/2033		265	215
2.900% due 11/01/2029		571	460
3.100% due 01/07/2030		202	183
3.500% due 09/01/2031		405	350
4.150% due 02/25/2033		1,160	1,029
5.875% due 04/15/2029		4,165	4,113
United Airlines, Inc.
4.375% due 04/15/2026		5,080	4,717
4.625% due 04/15/2029		1,400	1,221
United Group BV 4.875% due 07/01/2024	EUR	400	400
Univision Communications, Inc.
4.500% due 05/01/2029		$2,400	2,012
6.625% due 06/01/2027		4,210	4,071
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		1,486	1,496
Vale Overseas Ltd.
3.750% due 07/08/2030		460	403
6.875% due 11/10/2039		770	813
Valvoline, Inc. 3.625% due 06/15/2031		1,375	1,130
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	1,863
Veritas U.S., Inc. 7.500% due 09/01/2025		$1,040	718
Vertiv Group Corp. 4.125% due 11/15/2028		1,775	1,511
Viasat, Inc.
5.625% due 09/15/2025		500	465
6.500% due 07/15/2028		1,590	1,195
Viavi Solutions, Inc. 3.750% due 10/01/2029		1,300	1,095
Viking Cruises Ltd.
7.000% due 02/15/2029		1,200	995
13.000% due 05/15/2025		3,030	3,202
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		550	443
Viper Energy Partners LP 5.375% due 11/01/2027		660	628
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	680	562
5.000% due 07/15/2030		$2,700	2,170
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	4,905
5.000% due 04/15/2027		3,200	3,455
5.250% due 05/15/2029		100	104
5.500% due 05/15/2029		$8,710	7,822
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	3,039
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	2,400	2,052
4.250% due 01/31/2031		$3,850	3,125
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,170

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	364
Warnermedia Holdings, Inc. 5.141% due 03/15/2052		$1,000	731
Western Digital Corp. 4.750% due 02/15/2026		3,040	2,870
Western Midstream Operating LP
3.350% due 02/01/2025		200	190
4.300% due 02/01/2030		2,320	2,030
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		100	96
White Cap Buyer LLC 6.875% due 10/15/2028		1,050	910
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		700	606
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	817
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	800	673
WR Grace Holdings LLC 4.875% due 06/15/2027		$3,810	3,381
WRKCo, Inc. 4.000% due 03/15/2028		464	433
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,481
Wynn Las Vegas LLC
4.250% due 05/30/2023		2,200	2,172
5.250% due 05/15/2027		3,800	3,435
5.500% due 03/01/2025		1,225	1,165
Wynn Macau Ltd.
5.500% due 01/15/2026		2,620	2,408
5.500% due 10/01/2027		600	525
5.625% due 08/26/2028		5,325	4,560
Wynn Resorts Finance LLC
5.125% due 10/01/2029		2,250	1,932
7.750% due 04/15/2025		1,200	1,195
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,860	1,867
Yum! Brands, Inc. 4.625% due 01/31/2032		2,125	1,882
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		2,000	1,481
6.125% due 03/01/2028		1,400	797
Ziggo BV 4.875% due 01/15/2030		4,800	4,024
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	826
ZoomInfo Technologies LLC 3.875% due 02/01/2029		1,200	1,010

			961,356

UTILITIES 4.8%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,226
Ameren Illinois Co. 3.250% due 03/15/2050		300	216
AT&T, Inc.
2.550% due 12/01/2033		547	422
2.750% due 06/01/2031		2,000	1,662
3.500% due 06/01/2041		2,000	1,499
3.500% due 09/15/2053		2,526	1,716
3.550% due 09/15/2055		10,091	6,779
3.650% due 09/15/2059		5,552	3,742
3.800% due 12/01/2057		1,157	804
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		575	511
Blue Racer Midstream LLC 7.625% due 12/15/2025		325	323
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		600	571
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,216
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		600	563
Crestwood Midstream Partners LP 6.000% due 02/01/2029		1,975	1,815
CrownRock LP 5.000% due 05/01/2029		1,325	1,198
Duke Energy Florida LLC 1.750% due 06/15/2030		900	717
Edison International 3.550% due 11/15/2024		400	386
Electricite de France SA 5.250% due 10/13/2055		300	239

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Enel Finance International NV
2.250% due 07/12/2031		1,700	1,241
2.650% due 09/10/2024		2,200	2,106
6.000% due 10/07/2039		1,300	1,189
Entergy Corp. 2.950% due 09/01/2026		100	93
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,564
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		3,800	3,527
6.750% due 08/06/2023		1,000	965
Exelon Corp.
4.050% due 04/15/2030		790	735
4.700% due 04/15/2050		200	175
FEL Energy SARL 5.750% due 12/01/2040		4,897	4,198
FirstEnergy Corp. 2.250% due 09/01/2030		280	223
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,749
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	3,336
3.250% due 02/25/2030		3,430	2,445
Genesis Energy LP 8.000% due 01/15/2027		1,525	1,442
India Green Energy Holdings 5.375% due 04/29/2024		1,200	1,155
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	267
Kentucky Utilities Co. 3.300% due 06/01/2050		100	71
Lumen Technologies, Inc. 4.000% due 02/15/2027		580	493
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	613
Narragansett Electric Co. 3.395% due 04/09/2030		600	537
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,190
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,524
7.768% due 12/15/2037		1,139	1,190
NiSource, Inc. 3.600% due 05/01/2030		1,000	893
ONEOK, Inc.
6.350% due 01/15/2031		1,000	1,019
7.500% due 09/01/2023		1,498	1,515
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	257
2.500% due 02/01/2031		1,400	1,089
2.950% due 03/01/2026		400	367
3.150% due 01/01/2026		1,110	1,033
3.250% due 06/01/2031		350	285
3.300% due 03/15/2027		700	624
3.300% due 12/01/2027		2,900	2,564
3.400% due 08/15/2024		800	768
3.500% due 06/15/2025		1,610	1,520
3.500% due 08/01/2050		130	81
3.750% due 02/15/2024		890	872
3.750% due 07/01/2028		150	133
3.750% due 08/15/2042		100	67
3.950% due 12/01/2047		1,000	682
4.200% due 03/01/2029		2,000	1,790
4.200% due 06/01/2041		500	372
4.250% due 08/01/2023		100	100
4.250% due 03/15/2046		200	140
4.300% due 03/15/2045		600	428
4.450% due 04/15/2042		500	374
4.500% due 07/01/2040		1,400	1,099
4.550% due 07/01/2030		544	494
4.600% due 06/15/2043		300	228
4.650% due 08/01/2028		800	737
4.950% due 07/01/2050		444	346
Pattern Energy Operations LP 4.500% due 08/15/2028		920	827
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,275
4.000% due 06/30/2050		5,400	3,874
4.375% due 02/05/2050		1,000	751
4.875% due 07/17/2049		3,200	2,532
6.150% due 05/21/2048		2,820	2,684
6.250% due 01/25/2049		2,000	1,899
Rio Oil Finance Trust
8.200% due 04/06/2028		2,085	2,116
9.250% due 07/06/2024		5,367	5,448

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,900	1,507
Southern California Edison Co.
2.850% due 08/01/2029	100	87
3.650% due 02/01/2050	1,475	1,084
4.650% due 10/01/2043	800	695
4.875% due 03/01/2049	300	265
5.625% due 02/01/2036	1,000	977
6.650% due 04/01/2029	200	207
Southern California Gas Co. 2.550% due 02/01/2030	800	683
Southern Gas Corridor CJSC 6.875% due 03/24/2026	6,980	7,178
Sprint LLC
7.125% due 06/15/2024	12,045	12,307
7.625% due 02/15/2025	12,440	12,870
7.625% due 03/01/2026	2,725	2,874
7.875% due 09/15/2023	8,155	8,287
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,099
Tallgrass Energy Partners LP
6.000% due 12/31/2030	2,775	2,403
7.500% due 10/01/2025	930	940
Targa Resources Partners LP
4.000% due 01/15/2032	775	653
4.875% due 02/01/2031	4,645	4,200
6.875% due 01/15/2029	580	586
Telecom Italia Capital SA
7.200% due 07/18/2036	100	81
7.721% due 06/04/2038	150	125
Verizon Communications, Inc.
2.550% due 03/21/2031	1,800	1,485
2.987% due 10/30/2056	4,300	2,642
Vodafone Group PLC
4.375% due 02/19/2043	3,700	2,977
4.875% due 06/19/2049	930	782
5.125% due 06/19/2059	700	602
5.250% due 05/30/2048	1,000	886
7.875% due 02/15/2030	300	339
VTR Comunicaciones SpA 5.125% due 01/15/2028	1,836	1,143

		175,880

Total Corporate Bonds & Notes (Cost $2,050,504)		1,707,291

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	700	777

Total Municipal Bonds & Notes (Cost $939)		777

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae
0.261% due 09/25/2040 ~(a)	385	17
1.411% due 09/25/2037 •(a)	443	30
4.789% due 10/18/2030 ~	1	1
6.500% due 06/25/2028	16	16
6.850% due 12/18/2027	8	8
Freddie Mac
2.889% due 02/25/2045 •	5	5
3.248% due 10/25/2044 •	28	27
3.448% due 07/25/2044 •	45	45
4.818% due 09/15/2030 •	3	3
6.500% due 07/25/2043	4	4
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 11/20/2023 ~	1	1
1.750% due 11/20/2026 - 11/20/2027 •	6	6
2.625% (H15T1Y + 1.500%) due 03/20/2026 - 07/20/2026 ~	5	5
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	3	3
6.112% due 09/16/2042 ~	177	176
U.S. Small Business Administration
4.340% due 03/01/2024	3	3
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	618	553
3.500% due 11/01/2045 - 10/01/2048	6,516	6,038
4.000% due 07/01/2048 - 06/01/2049	1,490	1,422
5.000% due 11/01/2035	19	19
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	77,600	68,181
4.000% due 01/01/2053	8,000	7,504
4.500% due 02/01/2053	86,200	82,983
5.000% due 02/01/2053	30,100	29,660

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.000% due 02/01/2053	7,400	7,505

Total U.S. Government Agencies (Cost $206,755)		204,215

U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Bonds
1.750% due 08/15/2041	14,900	10,204
1.875% due 02/15/2041	75,000	53,051
2.250% due 02/15/2052	15,800	10,994
2.875% due 05/15/2043	12,532	10,240
3.000% due 08/15/2052	7,100	5,852
3.125% due 02/15/2042	30,600	26,396
3.125% due 02/15/2043	18,631	15,912
3.750% due 11/15/2043	1,500	1,407
U.S. Treasury Notes
2.000% due 06/30/2024 (n)	42,600	40,981
2.125% due 02/29/2024 (n)(p)	17,100	16,606
2.125% due 07/31/2024	34,200	32,903
2.125% due 09/30/2024 (n)(p)	22,400	21,499
2.250% due 11/15/2024 (n)(p)	16,300	15,659
2.250% due 12/31/2024 (n)	87,000	83,398
2.625% due 12/31/2023	31,000	30,365
2.750% due 08/15/2032	25,900	23,589
2.875% due 10/31/2023 (n)	34,900	34,379
4.125% due 11/15/2032	16,600	16,944

Total U.S. Treasury Obligations (Cost $503,546)		450,379

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust 3.208% due 01/25/2036 ^~	35	31
American Home Mortgage Assets Trust
2.748% due 02/25/2047 ~	20,086	8,313
4.579% due 05/25/2046 ^~	132	107
4.599% due 10/25/2046 •	423	229
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,952	1,454
6.959% due 12/25/2035 ~	480	172
BAMLL Commercial Mortgage Securities Trust 5.368% due 04/15/2036 ~	3,600	3,521
Banc of America Funding Trust
2.470% due 03/20/2036 ~	19	17
3.635% due 09/20/2035 ^~	29	23
5.500% due 01/25/2036	36	36
6.000% due 07/25/2037 ^	216	169
6.000% due 08/25/2037 ^	60	46
Banc of America Mortgage Trust
2.843% due 02/25/2036 ^~	7	6
3.313% due 06/25/2035 ~	57	48
3.873% due 11/20/2046 ^~	445	394
6.000% due 10/25/2036 ^	73	59
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	572
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	1	1
3.743% due 01/25/2035 ~	220	202
3.810% due 01/25/2035 ~	5	5
3.830% due 01/25/2034 ~	1	1
3.845% due 02/25/2036 ^~	180	160
3.992% due 08/25/2035 ^~	311	286
4.010% due 01/25/2034 ~	4	3
4.340% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	68	64
3.586% due 11/25/2036 ^~	2,175	1,165
3.602% due 11/25/2036 ~	98	56
3.609% due 08/25/2036 ^~	285	200
3.668% due 11/25/2036 ^~	113	52
3.729% due 09/25/2035 ^~	348	216
3.734% due 03/25/2036 ^~	185	143
4.729% due 08/25/2036 ^•	479	413
Chase Mortgage Finance Trust
5.500% due 11/25/2035	262	195
5.500% due 07/25/2037 ^	932	137
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.599% due 10/25/2046 •	760	758
4.639% due 01/25/2036 ~	60	54
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049	1,100	1,024
Citigroup Global Markets Mortgage Securities, Inc. 4.889% due 05/25/2032 •	6	6
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~	9	9
2.910% due 05/25/2035 ~	101	97
3.150% due 10/25/2035 ^~	107	103
3.871% due 09/25/2037 ^~	206	177

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

3.885% due 08/25/2035 ^~		15	12
3.907% due 09/25/2037 ^~		45	39
3.950% due 05/25/2035 •		9	8
3.993% due 04/25/2037 ^~		181	151
5.410% due 10/25/2035 ~		81	75
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		486	415
Commercial Mortgage Trust
4.228% due 05/10/2051		1,000	944
4.266% due 07/10/2045 ~		513	510
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		68	55
3.377% due 10/25/2035 ^~		7	6
3.435% due 02/25/2037 ^~		468	398
4.548% due 12/20/2046 ^•		780	628
4.563% due 07/20/2046 ^~		321	238
4.629% due 06/25/2036 •		1,818	1,629
4.633% due 09/20/2046 ~		390	252
4.749% due 04/25/2046 ~		5,744	5,083
4.789% due 02/25/2036 •		4,037	3,364
5.013% due 11/20/2035 •		2,125	1,864
5.500% due 11/25/2035 ^		524	330
5.500% due 12/25/2035 ^		360	238
5.500% due 01/25/2036		111	68
5.750% due 02/25/2035		305	214
5.750% due 03/25/2037 ^•		88	51
6.000% due 02/25/2037 ^		2,445	969
6.250% due 11/25/2036 ^		720	538
6.250% due 12/25/2036 ^•		440	203
6.250% due 08/25/2037 ^		2,926	1,594
Countrywide Home Loan Mortgage Pass-Through Trust
2.168% due 02/25/2034 ~		95	90
2.241% due 07/20/2034 ~		77	72
4.849% due 05/25/2035 ~		66	53
5.500% due 01/25/2035		197	190
5.500% due 09/25/2035 ^		81	70
5.500% due 12/25/2035 ^		199	117
6.000% due 05/25/2036 ^		134	68
6.000% due 01/25/2037 ^		2,764	1,443
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 06/25/2035 ~		51	48
Credit Suisse First Boston Mortgage Securities Corp.
3.187% due 06/25/2033 ~		43	40
6.000% due 01/25/2036 ^		518	304
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.914% due 10/25/2035 ~		6	6
5.500% due 12/25/2035 ^		205	174
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ		83	68
Dragon Finance BV 4.221% due 07/13/2023 •	GBP	830	978
EMF-NL Prime BV 2.178% due 04/17/2041 •	EUR	504	517
Eurosail PLC
2.440% due 09/10/2044 •		4,400	4,365
4.211% due 09/13/2045 •	GBP	4,737	5,521
4.461% due 06/13/2045 ~		3,630	4,338
4.461% due 06/13/2045 •		312	373
Finsbury Square PLC 4.419% due 12/16/2069 •		30	36
First Horizon Mortgage Pass-Through Trust
3.748% due 02/25/2036 ~		$21	18
5.750% due 05/25/2037 ^		443	202
GMAC Mortgage Corp. Loan Trust
2.985% due 04/19/2036 ^~		31	24
3.600% due 11/19/2035 ~		29	24
GreenPoint Mortgage Funding Trust 4.929% due 11/25/2045 •		29	26
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.726% due 10/25/2033 ~		49	46
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~		106	104
3.154% due 06/25/2034 ~		10	9
3.171% due 05/25/2035 ~		140	117
3.242% due 05/25/2034 ~		67	60
3.796% due 01/25/2036 ^~		37	35
3.955% due 09/25/2035 ~		6	6
3.960% due 11/25/2035 ^~		57	34
6.000% due 02/25/2036 ^		1,008	529
6.000% due 03/25/2037 ^		175	100
6.000% due 05/25/2037 ^		53	39
HarborView Mortgage Loan Trust
3.529% due 06/19/2036 ^~		118	68
4.529% due 09/19/2037 ~		292	251
4.719% due 01/19/2038 •		409	360
4.749% due 12/19/2036 •		2,085	1,720

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

HomeBanc Mortgage Trust 4.909% due 01/25/2036 •		84	79
HPLY Trust 5.318% due 11/15/2036 •		766	747
IndyMac INDX Mortgage Loan Trust
3.064% due 07/25/2037 ~		97	63
3.215% due 06/25/2036 ~		209	189
3.456% due 08/25/2036 ~		51	38
4.869% due 07/25/2035 •		25	23
4.929% due 06/25/2037 ^~		70	76
JP Morgan Alternative Loan Trust 4.669% due 03/25/2037 ~		506	490
JP Morgan Mortgage Trust
2.783% due 04/25/2036 ^~		140	118
3.169% due 06/25/2037 ^~		715	537
3.196% due 07/27/2037 ~		548	499
3.503% due 06/25/2036 ^~		44	32
3.527% due 04/25/2035 ~		152	145
3.570% due 07/25/2035 ~		16	15
3.708% due 07/25/2035 ~		9	9
3.960% due 08/25/2035 ^~		123	102
5.750% due 01/25/2036 ^		189	94
Lehman XS Trust 4.749% due 07/25/2037 ^•		284	255
MASTR Adjustable Rate Mortgages Trust
2.702% due 11/25/2033 ~		12	11
2.788% due 01/25/2047 ^~		99	98
4.724% due 05/25/2047 ^~		500	405
4.869% due 05/25/2037 ~		90	40
5.009% due 09/25/2037 ~		1,628	1,590
MASTR Alternative Loan Trust
4.789% due 03/25/2036 ^•		503	57
5.000% due 03/27/2023		468	414
Merrill Lynch Alternative Note Asset Trust 3.173% due 06/25/2037 ^~		90	53
Merrill Lynch Mortgage Investors Trust
3.329% due 05/25/2034 ~		101	88
4.138% due 11/25/2035 ~		34	33
4.809% due 02/25/2036 ~		536	501
MFA Trust 1.381% due 04/25/2065 ~		3,524	3,176
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,976	3,713
Morgan Stanley Mortgage Loan Trust
2.980% due 11/25/2037 ~		583	382
6.000% due 10/25/2037 ^		3,910	2,300
MortgageIT Mortgage Loan Trust 4.889% due 09/25/2037 ~		3,235	2,860
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,844	3,590
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		83	78
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.149% due 12/25/2035 ~		447	409
Prime Mortgage Trust 4.889% due 02/25/2035 •		82	81
RBSGC Mortgage Loan Trust 5.500% due 11/25/2035 ^~		1,067	898
RBSSP Resecuritization Trust 6.500% due 10/26/2036 ~		962	808
Residential Accredit Loans, Inc. Trust
3.430% due 02/25/2035 ^~		54	44
4.589% due 05/25/2037 ~		233	199
4.769% due 07/25/2036 ~		95	84
4.789% due 12/25/2046 ^•		131	112
4.849% due 05/25/2037 ^•		37	31
5.092% due 02/25/2036 ^~		95	74
6.000% due 06/25/2036 ^		55	45
6.000% due 05/25/2037 ^		47	38
6.500% due 07/25/2036		223	174
Residential Asset Securitization Trust
4.750% due 03/27/2023		231	49
4.789% due 01/25/2046 ^~		729	229
6.000% due 02/25/2036		323	146
6.250% due 09/25/2037 ^		1,854	747
Residential Funding Mortgage Securities, Inc. Trust
3.910% due 09/25/2035 ^~		127	79
4.307% due 02/25/2036 ^~		196	168
6.000% due 10/25/2036 ^		214	170
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •	GBP	1,787	2,142
Structured Adjustable Rate Mortgage Loan Trust
3.490% due 03/25/2036 ^~		$44	33
3.565% due 01/25/2035 ~		91	90
3.637% due 09/25/2036 ^~		705	475
3.838% due 09/25/2035 ~		515	455

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.789% due 04/25/2047 ~		289	248
Structured Asset Mortgage Investments Trust
4.829% due 05/25/2036 •		648	496
4.909% due 05/25/2046 ^•		50	28
4.999% due 09/19/2032 ~		7	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.041% due 06/25/2033 ~		26	25
Towd Point Mortgage Funding
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	1,301	1,563
4.071% due 10/20/2051 •		42	50
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$11,424	10,661
5.389% due 10/25/2048 •		9,553	9,491
5.389% due 05/25/2058 ~		516	512
Verus Securitization Trust 3.889% due 03/25/2060 ~		100	91
Wachovia Mortgage Loan Trust LLC
3.454% due 08/20/2035 ^~		105	95
4.182% due 10/20/2035 ~		11	10
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~		121	106
2.748% due 02/25/2047 ^•		304	253
2.798% due 06/25/2047 ^•		33	24
2.835% due 02/27/2034 •		11	10
2.928% due 10/25/2046 ^•		558	466
3.048% due 08/25/2046 ~		816	748
3.096% due 07/25/2046 •		518	422
3.248% due 11/25/2042 ~		1	1
3.266% due 02/25/2037 ^~		1,373	1,216
3.448% due 06/25/2042 ~		1	1
3.448% due 08/25/2042 •		2	1
3.548% due 10/25/2046 ~		89	79
3.600% due 12/25/2036 ^~		191	164
3.738% due 09/25/2036 ^~		164	148
4.124% due 09/25/2033 ~		1,230	1,134
4.909% due 11/25/2045 ~		466	418
4.929% due 12/25/2045 •		389	341
5.029% due 08/25/2045 ~		239	226
Washington Mutual Mortgage Pass-Through Certificates Trust
2.888% due 05/25/2047 ^•		26	3
4.051% due 09/25/2036 þ		16,376	4,793
4.869% due 01/25/2047 ^~		342	302
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		900	765
4.218% due 07/15/2046 ~		500	495
Wells Fargo Mortgage-Backed Securities Trust
2.755% due 04/25/2036 ^~		15	14
4.073% due 09/25/2033 ~		13	12
4.414% due 11/25/2037 ^~		200	170

Total Non-Agency Mortgage-Backed Securities (Cost $148,895)			129,513

ASSET-BACKED SECURITIES 3.1%
Aames Mortgage Investment Trust 5.321% due 06/25/2035 •		8,000	6,971
ACE Securities Corp. Home Equity Loan Trust 4.989% due 02/25/2036 •		96	94
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.064% due 01/25/2036 •		2,779	2,709
Argent Securities Trust 4.929% due 05/25/2036 •		576	146
Asset-Backed Funding Certificates Trust
4.549% due 01/25/2037 •		549	326
4.609% due 01/25/2037 ~		2,348	1,397
4.989% due 10/25/2034 •		271	271
Bear Stearns Asset-Backed Securities Trust
5.124% due 09/25/2035 ~		548	546
5.189% due 10/27/2032 ~		16	15
5.189% due 09/25/2046 ~		1,574	1,471
5.389% due 10/25/2037 ~		11	11
5.439% due 08/25/2037 •		241	215
5.639% due 08/25/2037 •		280	275
Carrington Mortgage Loan Trust
5.184% due 09/25/2035 ~		1,138	1,079
5.214% due 02/25/2035 ~		2,786	2,698
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •		266	265
Citigroup Mortgage Loan Trust
4.889% due 08/25/2036 ~		1,579	1,526
7.250% due 05/25/2036 þ		149	78
Countrywide Asset-Backed Certificates 5.089% due 11/25/2036 •		781	644
Countrywide Asset-Backed Certificates Trust
4.332% due 10/25/2046 ^~		114	114
4.549% due 09/25/2046 •		6	6
4.609% due 09/25/2037 ^•		78	80

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.619% due 05/25/2037 ~	2,062	1,932
4.649% due 11/25/2037 ~	4,122	3,638
4.679% due 06/25/2037 ~	3,534	3,368
4.679% due 11/25/2037 •	6,236	5,661
6.095% due 08/25/2035 þ	134	131
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ	243	72
Fieldstone Mortgage Investment Trust 4.336% due 11/25/2036 ~	935	551
First Franklin Mortgage Loan Trust
4.869% due 10/25/2036 •	844	579
5.664% due 07/25/2034 •	163	158
First NLC Trust
4.529% due 08/25/2037 ~	142	68
4.669% due 08/25/2037 •	95	45
GSAA Home Equity Trust
4.729% due 09/25/2036 ~	964	237
4.869% due 11/25/2036 •	11,571	4,296
4.989% due 03/25/2037 •	187	78
4.989% due 05/25/2047 •	117	79
Home Equity Asset Trust 4.669% due 08/25/2036 ~	326	317
Home Equity Mortgage Loan Asset-Backed Trust
4.529% due 11/25/2036 ~	5,565	4,966
4.579% due 04/25/2037 •	3,536	2,338
4.629% due 11/25/2036 ~	1,600	1,282
5.049% due 03/25/2036 •	6,000	5,505
JP Morgan Mortgage Acquisition Corp. 4.899% due 02/25/2036 ^~	5,510	5,354
JP Morgan Mortgage Acquisition Trust 4.689% due 07/25/2036 •	931	427
MASTR Asset-Backed Securities Trust
4.709% due 11/25/2036 ~	7,478	4,561
5.214% due 10/25/2034 ~	249	235
MASTR Specialized Loan Trust 5.514% due 11/25/2035 •	2,795	2,602
Merrill Lynch Mortgage Investors Trust
4.529% due 04/25/2047 •	1,023	456
4.649% due 03/25/2037 ~	1,011	902
4.709% due 03/25/2037 ~	528	473
Morgan Stanley ABS Capital, Inc. Trust
4.479% due 01/25/2037 ~	498	247
4.529% due 10/25/2036 •	1,810	869
4.589% due 09/25/2036 •	1,498	573
4.609% due 10/25/2036 •	1,097	527
5.964% due 09/25/2034 ~	425	399
Morgan Stanley Home Equity Loan Trust 4.739% due 04/25/2037 ~	160	89
Morgan Stanley Mortgage Loan Trust
5.109% due 04/25/2037 •	211	63
6.226% due 10/25/2036 ^þ	191	59
New Century Home Equity Loan Trust
5.049% due 02/25/2036 ~	11	11
5.274% due 05/25/2034 •	4,431	4,244
Option One Mortgage Loan Trust
4.529% due 03/25/2037 •	246	220
4.609% due 01/25/2037 •	364	217
4.889% due 07/25/2036 ~	1,415	818
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	927	280
Residential Asset Securities Corp. Trust 5.484% due 03/25/2035 •	634	614
Securitized Asset-Backed Receivables LLC Trust
4.509% due 12/25/2036 ^•	180	41
4.809% due 11/25/2036 •	24,386	7,320
4.969% due 12/25/2035 •	317	304
SG Mortgage Securities Trust 4.599% due 10/25/2036 ~	2,000	1,365
Soundview Home Loan Trust
4.539% due 06/25/2037 ~	2,557	1,832
4.589% due 01/25/2037 •	2,018	2,000
4.649% due 02/25/2037 •	1,313	385
Specialty Underwriting & Residential Finance Trust
4.353% due 12/25/2036 •	280	265
4.659% due 04/25/2037 •	5,564	4,026
Start Ltd. 4.089% due 03/15/2044	294	252
Structured Asset Investment Loan Trust
4.539% due 09/25/2036 •	178	171
4.709% due 05/25/2036 •	57	56
5.189% due 07/25/2034 •	5,077	4,899
5.289% due 04/25/2035 •	11,000	9,840

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Venture CLO Ltd. 4.959% due 04/15/2027 ~		683	682

Total Asset-Backed Securities (Cost $123,764)			113,916

SOVEREIGN ISSUES 13.4%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	1,823
Angolan Government International Bond 8.000% due 11/26/2029		$4,600	4,049
Argentina Government International Bond
0.500% due 07/09/2030 þ		76,077	20,769
1.000% due 07/09/2029		2,318	620
1.500% due 07/09/2035 þ		3,241	825
3.500% due 07/09/2041 þ		5,275	1,512
Brazil Government International Bond
2.875% due 06/06/2025		1,000	946
4.750% due 01/14/2050		7,101	4,998
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	3,196
2.450% due 01/31/2031		$600	499
3.500% due 01/31/2034		3,400	2,905
Colombia Government International Bond
4.500% due 01/28/2026		7,100	6,696
5.200% due 05/15/2049		5,700	3,904
Costa Rica Government International Bond 6.125% due 02/19/2031		1,000	975
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	2,960
5.500% due 01/27/2025		7,000	6,956
5.875% due 01/30/2060		5,200	3,833
6.400% due 06/05/2049		3,700	3,005
6.500% due 02/15/2048		1,250	1,034
6.850% due 01/27/2045		7,700	6,714
6.875% due 01/29/2026		4,000	4,046
7.450% due 04/30/2044		800	749
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	230
1.500% due 07/31/2040 þ		2,778	1,140
2.500% due 07/31/2035 þ		6,062	2,805
5.500% due 07/31/2030 þ		9,313	5,979
Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	4,030
5.577% due 02/21/2023		$9,100	9,073
5.625% due 04/16/2030	EUR	7,350	5,487
6.375% due 04/11/2031		6,300	4,705
7.053% due 01/15/2032		$2,200	1,616
7.500% due 02/16/2061		4,000	2,484
7.625% due 05/29/2032		700	520
8.750% due 09/30/2051		1,900	1,283
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	792
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	5,007
3.125% due 09/30/2049		6,000	4,456
3.875% due 04/16/2050		700	596
Export-Import Bank of India 3.250% due 01/15/2030		5,000	4,345
Ghana Government International Bond
6.375% due 02/11/2027 ^(c)		900	349
7.875% due 03/26/2027 ^(c)		4,980	1,956
7.875% due 02/11/2035 ^(c)		2,000	725
8.125% due 03/26/2032 ^(c)		5,260	1,930
8.750% due 03/11/2061 ^(c)		1,500	531
8.950% due 03/26/2051 ^(c)		3,100	1,113
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,855
4.900% due 06/01/2030		1,400	1,330
5.375% due 04/24/2032		700	690
6.125% due 06/01/2050		2,400	2,267
Hungary Government International Bond 3.125% due 09/21/2051		2,100	1,275
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	1,675	1,318
1.300% due 03/23/2034		2,700	2,099
4.350% due 01/11/2048		$200	173
4.750% due 07/18/2047		1,000	913
5.250% due 01/17/2042		8,000	7,885
6.625% due 02/17/2037		14,600	16,570
Israel Government International Bond 3.800% due 05/13/2060		2,480	1,951
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	3,900
5.250% due 03/22/2030		3,300	2,995
5.875% due 10/17/2031		2,000	1,801
6.625% due 03/22/2048		1,000	758

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Jordan Government International Bond 5.850% due 07/07/2030		$5,500	4,946
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,583
2.375% due 11/09/2028		3,200	3,095
Mexico Government International Bond
3.750% due 04/19/2071		$900	563
3.771% due 05/24/2061		29,126	18,503
4.280% due 08/14/2041		724	560
4.400% due 02/12/2052		1,007	744
4.750% due 04/27/2032		1,600	1,503
5.000% due 04/27/2051		2,000	1,630
5.750% due 10/12/2110		5,500	4,648
Mongolia Government International Bond 5.625% due 05/01/2023		861	841
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,019
6.500% due 11/28/2027		2,700	2,187
7.143% due 02/23/2030		4,600	3,539
7.375% due 09/28/2033		1,600	1,145
7.625% due 11/21/2025		6,800	6,289
7.875% due 02/16/2032		4,700	3,558
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	1,985
Oman Government International Bond
5.625% due 01/17/2028		$5,000	4,951
6.000% due 08/01/2029		1,100	1,107
6.250% due 01/25/2031		1,700	1,716
6.750% due 01/17/2048		9,680	9,099
Panama Government International Bond
4.500% due 04/16/2050		2,200	1,668
6.700% due 01/26/2036		10,200	10,668
9.375% due 04/01/2029		2,100	2,498
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,425
5.600% due 03/13/2048		2,200	1,929
6.100% due 08/11/2044		3,600	3,477
Peru Government International Bond
2.783% due 01/23/2031		2,175	1,805
5.625% due 11/18/2050		150	149
5.940% due 02/12/2029	PEN	6,930	1,676
6.350% due 08/12/2028		6,700	1,679
6.950% due 08/12/2031		680	169
8.200% due 08/12/2026		490	135
8.750% due 11/21/2033		$11,040	13,472
Qatar Government International Bond
4.400% due 04/16/2050		3,200	2,937
4.817% due 03/14/2049		4,200	4,097
5.103% due 04/23/2048		600	604
Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	629
8.000% due 05/22/2032		2,800	2,400
8.250% due 02/28/2048		1,500	1,168
Romania Government International Bond
1.750% due 07/13/2030	EUR	3,000	2,244
2.000% due 04/14/2033		2,000	1,377
2.625% due 12/02/2040		3,750	2,249
2.750% due 04/14/2041		425	257
2.875% due 04/13/2042		1,495	900
3.375% due 01/28/2050		2,750	1,702
4.625% due 04/03/2049		4,620	3,590
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$600	210
4.750% due 05/27/2026 ^(c)		2,800	980
5.100% due 03/28/2035 ^(c)		9,000	2,970
5.250% due 06/23/2047 ^(c)		1,600	592
5.625% due 04/04/2042 ^(c)		4,200	2,667
Saudi Government International Bond
3.450% due 02/02/2061		2,000	1,438
3.750% due 01/21/2055		3,100	2,451
4.500% due 10/26/2046		31,600	28,124
5.000% due 04/17/2049		300	283
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	648
6.250% due 05/23/2033		$1,700	1,410
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,312
1.500% due 06/26/2029		3,300	2,539
1.650% due 03/03/2033		2,500	1,633
2.050% due 09/23/2036		900	546
3.125% due 05/15/2027		2,900	2,678
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	4,743
4.665% due 01/17/2024		5,200	5,132
4.850% due 09/30/2029		4,400	3,938
5.650% due 09/27/2047		3,010	2,223

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.750% due 09/30/2049		8,000	5,911
5.875% due 06/22/2030		1,100	1,027
6.300% due 06/22/2048		2,100	1,685
Sri Lanka Government International Bond
5.750% due 04/18/2023 ^(c)		7,070	2,244
6.200% due 05/11/2027 ^(c)		800	255
7.850% due 03/14/2029 ^(c)		1,800	576
Turkey Government International Bond
4.250% due 03/13/2025		6,425	6,023
5.125% due 02/17/2028		9,600	8,342
5.250% due 03/13/2030		3,000	2,423
5.600% due 11/14/2024		5,920	5,763
5.750% due 05/11/2047		3,560	2,439
6.000% due 01/14/2041		8,700	6,338
6.125% due 10/24/2028		12,700	11,379
7.375% due 02/05/2025 (l)		6,200	6,236
7.625% due 04/26/2029		5,100	4,825
Ukraine Government International Bond
4.375% due 01/27/2032 ^(c)	EUR	10,500	2,093
6.750% due 06/20/2028 ^(c)		5,300	1,053
7.750% due 09/01/2024 ^(c)		$18,500	4,652
7.750% due 09/01/2025 ^(c)		4,700	1,087
7.750% due 09/01/2028 ^(c)		4,600	1,005
Uruguay Government International Bond 5.100% due 06/18/2050		3,000	2,952
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		2,700	243
8.250% due 10/13/2024 ^(c)		2,700	236
Vietnam Government International Bond 5.500% due 03/12/2028		4,133	4,031

Total Sovereign Issues (Cost $683,089)			485,396

		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)		228,414	240
iHeartMedia, Inc. 'A' (d)		52,704	323
iHeartMedia, Inc. 'B' «(d)		40,902	226

			789

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (d)		4,701	195
Urbi Desarrollos Urbanos SAB de CV (d)		2,960	1

			196

ENERGY 0.0%
Constellation Oil 'B' «(d)(j)		674,061	73

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(d)		157,773	0
Intelsat SA «(d)(j)		72,485	1,740

			1,740

INDUSTRIALS 0.0%
Mcdermott International Ltd. (d)		14,432	4
Neiman Marcus Group Ltd. LLC «(d)(j)		2,151	379

			383

Total Common Stocks (Cost $13,205)			3,181

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		8,519	58

Total Rights (Cost $0)			58

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		2,562	8

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		7,503	57

			65

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «		50,061	1,013

Total Warrants (Cost $469)			1,078

PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.1%
Banco Santander SA 4.125% due 11/12/2027 •(h)		2,200,000	1,888
Bank of America Corp. 4.300% due 01/28/2025 •(h)		2,600,000	2,264
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		400,000	358
CaixaBank SA 6.750% due 06/13/2024 •(h)(i)		400,000	419
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)		3,000,000	2,604
4.000% due 12/01/2030 •(h)		2,400,000	1,913
5.000% due 12/01/2027 •(h)		4,200,000	3,513
5.375% due 06/01/2025 •(h)		1,000,000	982
Citigroup, Inc. 4.000% due 12/10/2025 •(h)		1,575,000	1,377
Discover Financial Services 6.125% due 06/23/2025 •(h)		2,390,000	2,328
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		3,600,000	3,348
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(h)		1,000,000	821
4.950% due 02/10/2025 •(h)		670,000	613
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(h)		3,390,000	2,902
4.600% due 02/01/2025 •(h)		3,210,000	2,860
5.000% due 08/01/2024 •(h)		2,430,000	2,240
Nationwide Building Society 10.250% ~		18,950	2,869
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		4,974,525	5,121
Truist Financial Corp. 5.100% due 03/01/2030 •(h)		1,640,000	1,527

			39,947

INDUSTRIALS 0.1%
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(h)		1,488,000	1,476

Total Preferred Securities (Cost $48,403)			41,423

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
COMMERCIAL PAPER 0.4%
Enbridge (US), Inc. 4.780% due 01/20/2023		$2,500	2,493
Energy Transfer LP 5.080% due 01/05/2023		11,800	11,790
VW Credit, Inc. 4.700% due 01/27/2023		1,200	1,196

			15,479

REPURCHASE AGREEMENTS (k) 2.0%			73,662

SHORT-TERM NOTES 0.6%
Russia Government International Bond 4.875% due 09/16/2023 ^(c)		27,350	22,564

HUNGARY TREASURY BILLS 0.2%
18.250% due 01/03/2023 (f)(g)	HUF	1,980,000	5,308

U.S. TREASURY BILLS 0.1%
4.204% due 03/02/2023 - 03/23/2023 (e)(f)(p)		$4,409	4,377

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $126,039)		121,390

Total Investments in Securities (Cost $4,082,762)		3,426,138

	SHARES
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short Asset Portfolio	3,359,244	32,202
PIMCO Short-Term Floating NAV Portfolio III	33,712,153	327,547

Total Short-Term Instruments (Cost $360,906)		359,749

Total Investments in Affiliates (Cost $360,906)		359,749

Total Investments 104.2% (Cost $4,443,668)		$3,785,887
Financial Derivative Instruments (m)(o) (0.2)%(Cost or Premiums, net $(16,359))		(6,706)
Other Assets and Liabilities, net (4.0)%		(145,740)

Net Assets 100.0%		$3,633,441

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	$4,400	$3,568	0.10%
Constellation Oil 'B'	06/03/2020	73	73	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021	500	380	0.01
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/28/2021	3,005	2,206	0.06
Ford Credit Canada Co. 3.742% due 05/08/2023	06/03/2020	2,947	2,929	0.08
General Motors Co. 6.800% due 10/01/2027	05/07/2020 - 10/19/2021	637	624	0.02
Intelsat SA	09/05/2018 - 02/23/2022	6,174	1,740	0.05
Neiman Marcus Group Ltd. LLC	09/25/2020	0	379	0.01
Occidental Petroleum Corp. 5.500% due 12/01/2025	12/08/2020	2,625	2,620	0.07
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 11/12/2021	1,213	860	0.02

$21,574	$15,379	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.230%	12/30/2022	01/03/2023	$16,500	U.S. Treasury Bonds 2.750% due 08/15/2047	$(16,684)	$16,500	$16,508
FICC	1.900	12/30/2022	01/03/2023	634	U.S. Treasury Bills 0.000% due 06/29/2023	(647)	634	634
NOM	4.320	12/30/2022	01/03/2023	19,600	U.S. Treasury Bonds 3.000% due 11/15/2044	(19,854)	19,600	19,609
TOR	4.080	12/21/2022	01/04/2023	CAD	50,000	Province of Ontario Canada 2.150% due 06/02/2031	(36,981)	36,928	36,982

Total Repurchase Agreements	$(74,166)	$73,662	$73,733

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	2.250%	12/16/2022	TBD(3)	$(5,167)	$(5,172)
BRC	(3.000)	04/25/2022	TBD(3)	(778)	(776)
(3.000)	08/25/2022	TBD(3)	(103)	(103)
FBF	(3.000)	08/26/2022	TBD(3)	(208)	(206)
JML	(1.500)	11/16/2022	TBD(3)	EUR	(2,350)	(2,509)
MEI	(3.000)	10/07/2022	01/06/2023	$(225)	(223)

Total Reverse Repurchase Agreements	$(8,989)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2053	$107,800	$(87,533)	$(87,741)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2053	8,000	(7,663)	(7,506)

Total Short Sales (2.6)%	$(95,196)	$(95,247)

(l)	Securities with an aggregate market value of $8,301 and cash of $435 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(12,067) at a weighted average interest rate of 0.274%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2023	327	$29,597	$(505)	$0	$(63)
Euro-Bobl March Futures	03/2023	344	42,623	(1,332)	96	(158)
Euro-Bund March Futures	03/2023	630	89,646	(6,171)	345	(715)
U.S. Treasury 5-Year Note March Futures	03/2023	1,873	202,152	(510)	0	(161)
U.S. Treasury 10-Year Note March Futures	03/2023	657	73,779	(964)	0	(92)
United Kingdom Long Gilt March Futures	03/2023	161	19,445	(1,180)	21	(55)

Total Futures Contracts	$(10,662)	$462	$(1,244)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	1.265%	$300	$(2)	$0	$(2)	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.780	800	16	18	34	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	4.429	2,000	(15)	64	49	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	3.169	400	21	7	28	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2024	7.668	EUR	1,700	(121)	40	(81)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473	2,800	(452)	351	(101)	0	(4)

$(553)	$480	$(73)	$1	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-38 5-Year Index	1.000%	Quarterly	12/20/2027	$11,700	$(971)	$292	$(679)	$0	$(1)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	49,401	340	777	1,117	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	264,700	(7,247)	9,304	2,057	0	(40)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	34,500	568	(193)	375	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	93,600	121	662	783	4	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	18,600	(647)	885	238	47	0

$(7,836)	$11,727	$3,891	$52	$(41)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$(4,381)	$(1,094)	$11	$0
Pay(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	108,600	(4,740)	(4,650)	(9,390)	0	(342)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	31,100	(3,418)	(733)	(4,151)	0	(164)

$(4,871)	$(9,764)	$(14,635)	$11	$(506)

Total Swap Agreements	$(13,260)	$2,443	$(10,817)	$64	$(552)

(n)

Securities with an aggregate market value of $48,403 and cash of $10,870 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(137) for closed futures is outstanding at period end.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	HUF	640,685	$1,636	$0	$(82)
01/2023	$1,020	EUR	964	12	0
02/2023	CAD	7,827	$5,896	113	0
BPS	01/2023	EUR	3,822	4,074	0	(19)
01/2023	HUF	319,931	816	0	(42)
02/2023	IDR	173,136	11	0	0
03/2023	PEN	12,224	3,144	0	(54)
BRC	01/2023	CNH	1,507	216	0	(2)
CBK	01/2023	BRL	7,537	1,436	8	0
01/2023	EUR	3,340	3,551	0	(26)
01/2023	PEN	1,339	348	0	(4)
01/2023	$2,253	EUR	2,131	30	0
01/2023	1,226	PEN	4,864	53	0
02/2023	PEN	19,980	$5,010	0	(237)
03/2023	9,374	2,398	0	(55)
03/2023	$376	PEN	1,508	18	0
CLY	01/2023	HUF	495,921	$1,261	0	(69)
GLM	01/2023	CAD	50,078	36,789	0	(197)
01/2023	CNH	1,564	225	0	(2)
01/2023	HUF	497,701	1,274	0	(60)
01/2023	$1,452	BRL	7,537	0	(24)
02/2023	BRL	7,537	$1,443	23	0
05/2023	$820	PEN	3,320	45	0
JPM	01/2023	GBP	68,540	$82,764	0	(111)
01/2023	HUF	18,180	46	0	(2)
01/2023	$432	CAD	586	1	0
02/2023	IDR	299,036	$19	0	0
02/2023	$1,384	CAD	1,834	0	(29)
02/2023	140	MXN	2,877	6	0
03/2023	IDR	295,016	$19	0	0
MBC	01/2023	AUD	210	141	0	(2)
01/2023	DKK	1,330	186	0	(6)
01/2023	EUR	193,314	202,640	0	(4,381)
01/2023	GBP	3,097	3,774	30	0
01/2023	$30,275	EUR	28,368	104	0
03/2023	IDR	179,047	$11	0	0
05/2023	CNH	967	144	3	0
MYI	01/2023	AUD	6,664	4,475	0	(63)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

	03/2023	IDR	252,293			16		0	0
RYL	01/2023	EUR	944			1,003		0	(8)
SCX	01/2023		$2,735		PEN	10,523		34	0
	02/2023	IDR	314,651			$20		0	0
UAG	02/2023		467,000			29		0	(1)

Total Forward Foreign Currency Contracts								$480	$(5,476)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description			Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index			Sell	3.000%	03/15/2023	5,800	$(10)		$(1)

Total Written Options								$(10)		$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Brazil Government International Bond	1.000%	Quarterly	03/20/2023	0.473%	$2,800	$(151)	$155	$4	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	400	(7)	6	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	3,900	(40)	20	0	(20)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.517	11,600	46	(154)	0	(108)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	1,100	(17)	14	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	21,000	(314)	292	0	(22)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.266	52,500	(775)	1,164	389	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2027	0.999	2,600	(50)	51	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	2,900	(24)	45	21	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	2,000	(84)	58	0	(26)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.802	600	(21)	22	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	5,200	(152)	150	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	14,400	(232)	309	77	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	2,300	(31)	45	14	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	1,100	(9)	11	2	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	2,100	(18)	33	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.846	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	3,600	10	(15)	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	1,300	(4)	(6)	0	(10)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	4,200	(146)	91	0	(55)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.985	4,000	(1,067)	492	0	(575)

Total Swap Agreements							$(3,089)	$2,787	$525	$(827)

(p)

Securities with an aggregate market value of $4,245 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2022 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$145,010	$22,511	$167,521
Corporate Bonds & Notes
Banking & Finance	0	568,214	1,841	570,055
Industrials	0	959,443	1,913	961,356
Utilities	0	175,880	0	175,880
Municipal Bonds & Notes
Illinois	0	777	0	777
U.S. Government Agencies	0	204,215	0	204,215
U.S. Treasury Obligations	0	450,379	0	450,379
Non-Agency Mortgage-Backed Securities	0	129,513	0	129,513
Asset-Backed Securities	0	113,916	0	113,916
Sovereign Issues	0	485,396	0	485,396
Common Stocks
Communication Services	563	0	226	789
Consumer Discretionary	196	0	0	196
Energy	0	0	73	73
Financials	0	0	1,740	1,740
Industrials	4	0	379	383
Rights
Financials	0	0	58	58
Warrants
Financials	0	0	65	65
Information Technology	0	0	1,013	1,013
Preferred Securities
Banking & Finance	0	39,947	0	39,947
Industrials	0	1,476	0	1,476
Short-Term Instruments
Commercial Paper	0	15,479	0	15,479
Repurchase Agreements	0	73,662	0	73,662
Short-Term Notes	0	22,564	0	22,564
Hungary Treasury Bills	0	5,308	0	5,308
U.S. Treasury Bills	0	4,377	0	4,377

	$763	$3,395,556	$29,819	$3,426,138
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$359,749	$0	$0	$359,749

Total Investments	$360,512	$3,395,556	$29,819	$3,785,887

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(95,247)	$0	$(95,247)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	462	64	0	526
Over the counter	0	1,005	0	1,005

	$462	$1,069	$0	$1,531
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(991)	(804)	0	(1,795)
Over the counter	0	(6,304)	0	(6,304)

	$(991)	$(7,108)	$0	$(8,099)

Total Financial Derivative Instruments	$(529)	$(6,039)	$0	$(6,568)

Totals	$359,983	$3,294,270	$29,819	$3,684,072

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Dynamic Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Adient U.S. LLC 7.634% (LIBOR01M + 3.250%) due 04/10/2028 ~		$1,970	$1,952
Air Canada 8.130% (LIBOR03M + 3.500%) due 08/11/2028 ~		1,995	1,978
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		6,000	5,984
Brookfield Retail Holdings 6.923% due 08/27/2025		2,036	2,008
Caesars Resort Collection LLC
7.134% (LIBOR01M + 2.750%) due 12/23/2024 ~		1,053	1,052
7.884% (LIBOR01M + 3.500%) due 07/21/2025 ~		5,374	5,367
Carnival Corp. 7.384% (LIBOR01M + 3.000%) due 06/30/2025 ~		3,022	2,906
CommScope, Inc. 7.634% (LIBOR01M + 3.250%) due 04/06/2026 ~		4,398	4,157
Hertz Corp. 7.630% (LIBOR01M + 3.250%) due 06/30/2028 ~		2,829	2,778
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		421	407
IRB Holding Corp.
7.134% (LIBOR01M + 2.750%) due 02/05/2025 ~		3,455	3,429
7.317% due 12/15/2027		6,364	6,186
MPH Acquisition Holdings LLC 8.985% (LIBOR03M + 4.250%) due 09/01/2028 ~		4,752	4,081
Organon & Co. 7.750% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,606	2,588
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		4,600	4,583
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		5,618	5,310
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,021
Spa Holdings 3 Oy 8.480% (LIBOR03M + 3.750%) due 02/04/2028 ~		1,670	1,604
U.S. Foods, Inc. 7.134% (LIBOR01M + 2.750%) due 11/22/2028 ~		4,307	4,294
United Airlines, Inc. 8.108% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,869	1,850
Zayo Group Holdings, Inc. 7.384% (LIBOR01M + 3.000%) due 03/09/2027 ~		7,680	6,256

Total Loan Participations and Assignments (Cost $72,851)			69,791

CORPORATE BONDS & NOTES 26.9%
BANKING & FINANCE 16.7%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	200	150
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	2,902
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,670
American Tower Corp.
1.875% due 10/15/2030		1,700	1,316
2.100% due 06/15/2030		700	556
3.650% due 03/15/2027		4,000	3,742
4.050% due 03/15/2032		700	626
Aviation Capital Group LLC 5.500% due 12/15/2024		1,400	1,376
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	345
2.528% due 11/18/2027		9	7
4.250% due 04/15/2026		1,200	1,089
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	900	917
5.375% due 01/18/2028 •		2,500	2,164
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(i)(j)		1,400	1,444
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,900	1,451
Banco Santander SA
1.849% due 03/25/2026		$5,000	4,419

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

2.958% due 03/25/2031		4,600	3,667
4.175% due 03/24/2028 •		5,000	4,645
Bank of America Corp.
3.384% due 04/02/2026 •		2,700	2,581
3.550% due 03/05/2024 •		5,100	5,081
4.125% due 01/22/2024		11,000	10,910
5.285% (US0003M + 0.960%) due 07/23/2024 ~		3,700	3,701
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,361
3.330% due 11/24/2042 •		4,300	2,951
3.650% due 03/16/2025		1,100	1,058
4.337% due 01/10/2028		800	745
4.338% due 05/16/2024 •		300	298
4.375% due 01/12/2026		900	872
4.375% due 03/15/2028 •(i)(j)		2,400	1,836
4.836% due 05/09/2028		350	323
4.972% due 05/16/2029 •		1,900	1,788
7.385% due 11/02/2028 •		1,000	1,044
7.437% due 11/02/2033 •		1,300	1,366
7.750% due 09/15/2023 •(i)(j)		6,700	6,558
Blue Owl Finance LLC 3.125% due 06/10/2031		1,900	1,415
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,669
2.159% due 09/15/2029 •		6,400	5,229
2.871% due 04/19/2032 •		2,000	1,569
4.400% due 08/14/2028		6,000	5,684
CPI Property Group SA
1.500% due 01/27/2031	EUR	6,514	4,047
1.625% due 04/23/2027		100	76
2.750% due 05/12/2026		1,600	1,349
2.750% due 01/22/2028	GBP	2,400	1,943
Credit Suisse AG 6.500% due 08/08/2023 (j)		$11,393	11,059
Credit Suisse Group AG
3.091% due 05/14/2032 •		3,250	2,252
3.750% due 03/26/2025		14,975	13,490
4.194% due 04/01/2031 •		1,000	778
6.373% due 07/15/2026 •		1,200	1,128
6.375% due 08/21/2026 •(i)(j)		1,200	863
7.250% due 09/12/2025 •(i)(j)		200	144
7.500% due 07/17/2023 •(i)(j)		1,800	1,443
7.500% due 12/11/2023 •(i)(j)		5,500	4,818
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	4,500	3,895
CTP NV 0.625% due 09/27/2026		1,000	825
Deutsche Bank AG
0.898% due 05/28/2024 (k)		$2,100	1,965
1.625% due 01/20/2027	EUR	1,000	945
1.750% due 11/19/2030 •		600	506
2.129% due 11/24/2026 •(k)		$1,000	883
3.547% due 09/18/2031 •		5,600	4,502
3.729% due 01/14/2032 •(k)		1,700	1,250
5.882% due 07/08/2031 •		1,700	1,471
6.119% due 07/14/2026 •		11,700	11,633
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		470	466
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,298
3.900% due 04/15/2032		$2,500	2,228
Erste Group Bank AG 6.500% due 04/15/2024 •(i)(j)	EUR	2,200	2,304
Extra Space Storage LP 2.350% due 03/15/2032		$1,300	987
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,638
Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	100	105
3.375% due 11/13/2025		$2,500	2,264
3.664% due 09/08/2024		1,428	1,363
4.535% due 03/06/2025	GBP	600	691
5.125% due 06/16/2025		$200	193
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,656
3.000% due 03/15/2024		2,100	2,049
3.615% due 03/15/2028 •		4,600	4,292
3.691% due 06/05/2028 •		16,100	14,984
HSBC Holdings PLC
2.633% due 11/07/2025 •		5,400	5,075
2.871% due 11/22/2032 •		5,700	4,370
2.999% due 03/10/2026 •		1,500	1,411
4.300% due 03/08/2026		400	387
4.583% due 06/19/2029 •		5,600	5,166
4.600% due 12/17/2030 •(i)		2,800	2,185
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	6,705

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.250% due 03/23/2023 •(i)(j)		$200	195
HSBC USA, Inc. 3.750% due 05/24/2024		3,000	2,943
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,800	1,381
3.875% due 11/13/2029		400	316
4.250% due 11/07/2027		1,300	1,113
4.500% due 05/29/2029		2,100	1,745
4.750% due 04/27/2027		2,400	2,097
4.950% due 11/07/2047		2,800	1,925
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		2,600	2,501
ING Groep NV 4.017% due 03/28/2028 •		3,500	3,278
Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	5,505
7.750% due 01/11/2027 •(i)(j)	EUR	1,700	1,760
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,429
2.963% due 01/25/2033 •		6,900	5,634
3.220% due 03/01/2025 •		4,000	3,890
4.005% due 04/23/2029 •		500	463
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,100	3,286
Lloyds Banking Group PLC
3.500% due 04/01/2026 •		2,400	2,529
3.750% due 03/18/2028 •		$1,900	1,757
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,028
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		$3,800	3,295
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028		5,000	4,872
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	1,400	1,148
2.550% due 12/05/2023	GBP	3,600	4,143
3.375% due 04/24/2030		800	634
3.692% due 06/05/2028		2,750	2,441
Nationwide Building Society
3.766% due 03/08/2024 •		$10,400	10,344
4.302% due 03/08/2029 •		13,500	12,203
4.363% due 08/01/2024 •		5,000	4,936
NatWest Group PLC
4.519% due 06/25/2024 •		600	595
4.892% due 05/18/2029 •		2,200	2,086
5.125% due 05/12/2027 •(i)	GBP	1,700	1,731
7.472% due 11/10/2026 •		$10,000	10,417
8.000% due 08/10/2025 •(i)(j)		900	887
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	920
2.450% due 09/15/2028		600	467
OneMain Finance Corp.
5.625% due 03/15/2023		1,200	1,197
6.125% due 03/15/2024		4,850	4,702
Piper Sandler Cos. 5.200% due 10/15/2023		3,600	3,568
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •(j)		17,650	17,650
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	893
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,231
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	582
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	1,591
SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,644
4.125% due 07/15/2023		1,500	1,484
Societe Generale SA
4.677% due 06/15/2027		8,100	7,889
7.875% due 12/18/2023 •(i)(j)		600	595
Standard Chartered PLC 7.750% due 04/02/2023 •(i)		600	597
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	3,714
UBS Group AG 4.375% due 02/10/2031 •(i)		800	610
UniCredit SpA 7.830% due 12/04/2023		14,700	14,856
Ursa Re II Ltd. 8.277% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		7,000	6,878
VICI Properties LP 5.625% due 05/01/2024		1,000	992
Virgin Money U.K. PLC
3.375% due 04/24/2026 •	GBP	300	335
4.000% due 09/25/2026 •		1,500	1,685

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Wells Fargo & Co.
3.526% due 03/24/2028 •		$9,700	9,000
3.584% due 05/22/2028 •		4,950	4,604
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	4,656

			433,454

INDUSTRIALS 8.5%
Air Canada 4.625% due 08/15/2029	CAD	800	518
Altice France Holding SA 4.000% due 02/15/2028	EUR	2,200	1,526
Altice France SA
4.250% due 10/15/2029		2,700	2,179
5.500% due 10/15/2029		$2,800	2,140
American Airlines Pass-Through Trust
3.150% due 08/15/2033		432	359
3.350% due 04/15/2031		1,664	1,441
3.375% due 11/01/2028		250	209
3.575% due 07/15/2029		572	511
3.650% due 08/15/2030		734	655
3.700% due 04/01/2028		1,267	1,096
American Airlines, Inc.
5.500% due 04/20/2026		1,900	1,830
5.750% due 04/20/2029		500	458
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,200	2,134
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	5,406
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	7,600	7,510
Boeing Co. 1.950% due 02/01/2024		$4,400	4,241
Broadcom, Inc.
3.137% due 11/15/2035		5	4
4.000% due 04/15/2029		3,100	2,823
4.150% due 04/15/2032		3,600	3,170
4.926% due 05/15/2037		4	4
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,200	1,168
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		1,500	1,543
CCO Holdings LLC 5.000% due 02/01/2028		2,900	2,640
Centene Corp. 4.250% due 12/15/2027		1,700	1,598
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,441
4.908% due 07/23/2025		15,700	15,403
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,401
5.875% due 03/31/2025		1,800	1,812
Chesapeake Energy Corp.
5.500% due 02/01/2026		700	676
5.875% due 02/01/2029		300	285
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		4,300	3,630
Community Health Systems, Inc. 5.625% due 03/15/2027		1,300	1,117
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,219
4.750% due 05/09/2032		300	290
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		454	452
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		1,129	668
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,499
4.750% due 01/15/2029		$7,200	6,526
DAE Funding LLC 1.625% due 02/15/2024		2,500	2,374
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,300	1,269
7.000% due 05/01/2025		700	716
7.375% due 01/15/2026		6,900	7,061
DISH DBS Corp.
5.250% due 12/01/2026		1,200	1,013
5.750% due 12/01/2028		4,200	3,360
EQT Corp. 6.125% due 02/01/2025		2,300	2,309
Exela Intermediate LLC 11.500% due 07/15/2026		944	165
Expedia Group, Inc. 6.250% due 05/01/2025		484	489

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

FactSet Research Systems, Inc. 2.900% due 03/01/2027		1,200	1,091
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,428
Fraport AG Frankfurt Airport Services Worldwide 2.125% due 07/09/2027	EUR	300	288
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$4,000	4,075
General Mills, Inc. 5.089% (US0003M + 1.010%) due 10/17/2023 ~		400	401
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2027		3,000	2,797
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		3,000	2,856
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		6,500	5,631
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,219
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	3,600	3,361
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		3,800	3,322
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$1,617	1,450
JetBlue Pass-Through Trust 4.000% due 05/15/2034		435	388
Kraft Heinz Foods Co. 5.000% due 07/15/2035		73	70
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,302
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		6,600	5,307
MGM China Holdings Ltd. 4.750% due 02/01/2027		700	620
Mileage Plus Holdings LLC 6.500% due 06/20/2027		4,050	4,036
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,400	2,659
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	298
3.043% due 09/15/2023		$7,500	7,350
3.522% due 09/17/2025		700	651
4.345% due 09/17/2027		5,200	4,723
4.810% due 09/17/2030		1,100	936
NXP BV 4.400% due 06/01/2027		1,800	1,728
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,278
Petroleos Mexicanos 5.950% due 01/28/2031		2,200	1,670
Prosus NV
1.207% due 01/19/2026	EUR	600	580
2.085% due 01/19/2030		1,400	1,171
2.778% due 01/19/2034		1,600	1,237
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		$1,423	1,397
Sands China Ltd. 5.900% due 08/08/2028		1,500	1,407
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		3,150	3,114
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,392
Studio City Finance Ltd. 5.000% due 01/15/2029		$1,200	888
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,105
3.875% due 04/15/2030		2,100	1,907
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,051
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		266	242
Unigel Luxembourg SA 8.750% due 10/01/2026		3,700	3,685
United Airlines Pass-Through Trust
2.700% due 11/01/2033		442	358
5.875% due 04/15/2029		4,031	3,980
United Airlines, Inc.
4.375% due 04/15/2026		300	279
4.625% due 04/15/2029		1,600	1,396
UnitedHealth Group, Inc. 4.000% due 05/15/2029		4,000	3,829
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	4,300	4,056
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		$4,800	4,329

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Wynn Las Vegas LLC
5.250% due 05/15/2027		600	542
5.500% due 03/01/2025		500	476
Wynn Macau Ltd.
5.125% due 12/15/2029		500	405
5.500% due 01/15/2026		300	276
5.500% due 10/01/2027		600	525
5.625% due 08/26/2028		3,856	3,302
Wynn Resorts Finance LLC
5.125% due 10/01/2029		200	172
7.750% due 04/15/2025		200	199
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,585

			221,158

UTILITIES 1.7%
AT&T, Inc. 4.300% due 02/15/2030		$105	99
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,659
Georgia Power Co. 4.700% due 05/15/2032		6,900	6,673
Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,253
3.150% due 01/01/2026		1,500	1,395
3.250% due 06/01/2031		2,800	2,283
3.300% due 12/01/2027		1,000	884
3.400% due 08/15/2024		200	192
3.450% due 07/01/2025		300	284
3.500% due 06/15/2025		200	189
3.950% due 12/01/2047		600	409
4.200% due 03/01/2029		5,500	4,922
4.250% due 08/01/2023		1,100	1,095
4.300% due 03/15/2045		700	499
4.400% due 03/01/2032		1,100	963
4.450% due 04/15/2042		400	299
4.500% due 07/01/2040		200	157
4.550% due 07/01/2030		1,000	909
Rio Oil Finance Trust
8.200% due 04/06/2028		340	346
9.250% due 07/06/2024		64	65
Southern California Edison Co. 4.700% due 06/01/2027		3,100	3,040
Southern California Gas Co. 2.950% due 04/15/2027		5,900	5,450
Sprint LLC 7.625% due 03/01/2026		6,600	6,960
System Energy Resources, Inc. 2.140% due 12/09/2025		700	641
Verizon Communications, Inc. 3.875% due 03/01/2052		3,400	2,595

			44,261

Total Corporate Bonds & Notes (Cost $785,031)			698,873

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023		4,400	4,388
Southwest Airlines Co. 1.250% due 05/01/2025		7,500	9,036

Total Convertible Bonds & Notes (Cost $11,900)			13,424

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		2,500	1,999

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		271	275
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		1,021	1,076

			1,351

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043 (f)		158	69

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,262

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	34,905	2,599
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	310
3.501% due 06/01/2035	400	306
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.193% due 06/01/2023	620	610
1.497% due 06/01/2024	600	569
1.820% due 06/01/2026	200	178

		4,572

Total Municipal Bonds & Notes (Cost $13,916)		12,253

U.S. GOVERNMENT AGENCIES 11.7%
Fannie Mae
0.244% due 06/25/2050 ~(a)	10,035	342
1.485% due 07/25/2043 ~(a)	4,973	1,036
1.588% due 12/25/2042 ~(a)	11,762	546
1.711% due 06/25/2047 •(a)	423	50
1.795% due 12/01/2034 •	6	5
1.811% due 06/25/2048 •(a)	7,304	808
2.000% due 02/01/2036 •	25	25
2.051% due 11/25/2046 ~(a)	6,255	249
2.111% due 01/25/2042 •(a)	5,026	510
2.124% due 03/01/2036 •	70	69
2.211% due 01/25/2041 ~(a)	741	6
2.836% due 01/01/2036 •	35	35
2.889% due 08/01/2042 - 10/01/2044 •	90	85
3.000% due 09/25/2026 (a)	176	1
3.138% due 05/01/2036 •	22	22
3.257% due 05/25/2035 ~	5	5
3.632% due 12/01/2034 •	9	9
3.635% due 05/01/2036 •	2	2
3.644% due 12/25/2036 ~	19	19
3.887% due 03/25/2036 ~	7	7
3.938% due 09/01/2039 •	10	10
3.951% due 09/01/2034 •	3	3
3.975% due 12/01/2036 •	3	3
4.000% due 06/25/2050 (a)	7,982	1,616
4.027% due 11/01/2034 •	71	73
4.038% due 08/01/2029 •	3	3
4.107% due 09/01/2031 •	5	5
4.168% due 08/01/2028 •	1	1
4.509% due 03/25/2034 ~	9	9
4.539% due 08/25/2034 •	5	5
4.739% due 03/25/2037 •	48	47
4.739% due 05/25/2042 ~	1	1
4.789% due 10/18/2030 ~	1	1
4.889% due 04/18/2032 •	13	13
5.000% due 01/25/2035	5	5
5.000% due 06/25/2041 (a)	602	91
5.110% due 01/25/2032 þ	3	3
5.375% due 11/25/2023 ~	1	1
5.714% due 02/25/2033 þ	60	59
5.750% due 08/25/2033	25	25
6.000% due 01/25/2033 - 07/25/2044	90	90
6.089% due 10/25/2031 þ	13	13
7.500% due 06/25/2032	10	10
Freddie Mac
1.500% due 02/25/2036 (a)	16,503	820
1.611% due 04/25/2048 - 11/25/2049 •(a)	21,245	2,645
2.000% due 01/25/2051 (a)	5,449	533
3.000% due 12/15/2047 (a)	3,786	642
3.106% due 08/15/2040 ~	606	589
3.448% due 07/25/2044 •	784	786
3.495% due 03/01/2036 •	7	7
3.500% due 12/15/2047 - 06/15/2049 (a)	6,904	1,239
3.586% due 09/01/2035 •	2	2
3.981% due 08/01/2035 •	2	2
4.000% due 07/01/2047 - 10/01/2047	77	73
4.000% due 06/15/2049 (a)	5,601	1,111
4.021% due 09/01/2035 •	1	1
4.348% due 12/01/2032 •	1	1
4.404% due 07/25/2033 ~	1	1
4.668% due 12/15/2029 ~	19	19
4.818% due 01/15/2032 •	2	2
5.000% due 02/15/2048 (a)	323	69
5.500% due 09/15/2039	26	26

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.000% due 05/15/2035	57	58
6.500% due 10/25/2043	41	42
6.555% due 09/25/2029 ~	21	21
7.000% due 07/25/2043	28	29
7.002% due 11/25/2030 þ	2	2
7.500% due 08/15/2030 - 03/25/2044	49	51
8.610% due 12/25/2030 þ	80	77
Ginnie Mae
1.697% due 08/20/2049 - 09/20/2049 •(a)	15,362	1,428
1.750% due 10/20/2027 - 10/20/2029 •	11	11
2.000% due 10/20/2027 •	1	1
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 01/20/2026 ~	7	7
2.625% due 01/20/2027 - 07/20/2030 •	22	22
2.875% due 04/20/2030 •	5	5
3.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	4	5
4.653% due 05/20/2037 •	255	253
5.000% due 03/15/2039 - 05/15/2039	517	526
5.500% due 10/15/2034 - 03/15/2035	42	44
6.000% due 06/20/2038	13	13
8.000% due 03/20/2030	6	6
8.500% due 04/20/2030 - 07/20/2030	1	0
Ginnie Mae, TBA 2.500% due 02/01/2053	4,400	3,818
U.S. Small Business Administration
4.340% due 03/01/2024	4	4
4.760% due 09/01/2025	13	12
5.600% due 09/01/2028	53	52
6.220% due 12/01/2028	43	44
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	77,333	68,651
3.500% due 10/01/2040 - 06/01/2048	7,154	6,653
4.000% due 05/01/2047 - 04/01/2048	10,613	10,177
6.500% due 06/01/2036 - 08/01/2038	746	782
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2053	47,000	39,850
3.000% due 02/01/2053 (k)	57,300	50,345
3.500% due 02/01/2053	77,600	70,554
4.000% due 01/01/2053 (k)	16,500	15,477
4.500% due 02/01/2053	22,300	21,468

Total U.S. Government Agencies (Cost $334,317)		304,974

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (p)	20	15
U.S. Treasury Notes
0.125% due 04/30/2023 (n)(p)	13,034	12,855
1.250% due 08/31/2024 (p)	83,300	78,871
1.750% due 01/31/2023 (n)	700	699
1.875% due 08/31/2024 (n)(p)	19,690	18,838
2.250% due 11/15/2024 (n)(p)	71,718	68,897
2.375% due 08/15/2024 (n)	72,390	69,868
2.500% due 05/15/2024 (n)(p)	18,400	17,864
2.500% due 03/31/2027 (n)(p)	6,300	5,913
2.875% due 11/30/2023 (n)(p)	9,570	9,414

Total U.S. Treasury Obligations (Cost $295,674)		283,234

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
3.361% due 09/25/2035 ^~	3	2
3.390% due 10/25/2035 ^~	247	236
4.649% due 03/25/2036 ~	212	134
American Home Mortgage Assets Trust
2.968% due 11/25/2046 ~	8,235	2,622
3.018% due 10/25/2046 •	122	102
4.579% due 05/25/2046 ^~	263	214
Banc of America Funding Trust
2.917% due 10/20/2046 ^~	656	511
3.714% due 06/20/2037 ^~	51	43
4.673% due 02/20/2047 ~	917	900
4.733% due 10/20/2036 ~	277	206
4.809% due 04/25/2037 ^~	231	203
4.913% due 06/20/2047 ~	850	699
5.189% due 05/25/2037 ^•	156	135
5.500% due 09/25/2034	379	344
5.806% due 03/25/2037 ^~	6	6
5.878% due 10/25/2036 ^~	156	136
6.000% due 08/25/2037 ^	380	295
Banc of America Mortgage Trust
2.641% due 02/25/2034 ~	22	22
3.047% due 05/25/2034 ~	57	53
BCAP LLC Trust
0.000% due 02/26/2036 ~	367	150
0.000% due 06/26/2036 «~	429	238
5.250% due 02/26/2036 ~	1,351	600

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.250% due 06/26/2037	329	293
16.917% due 04/26/2037 ~	335	138
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	28	19
2.634% due 05/25/2034 ~	6	5
3.250% due 02/25/2033 ~	1	1
3.388% due 04/25/2034 ~	21	20
3.559% due 05/25/2034 ~	11	10
3.992% due 08/25/2035 ^~	34	31
4.010% due 01/25/2034 ~	114	110
4.111% due 11/25/2034 ~	1	1
4.191% due 11/25/2034 ~	48	43
4.393% due 08/25/2035 ~	16	14
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	1,136	1,058
3.374% due 03/25/2036 ~	908	545
3.383% due 08/25/2036 ^~	11	7
3.605% due 01/25/2036 ^~	652	603
3.625% due 03/25/2036 ^~	235	190
3.668% due 11/25/2036 ^~	383	178
3.763% due 11/25/2035 ^~	77	62
4.709% due 08/25/2036 ^•	1,013	884
4.729% due 08/25/2036 ^~	391	320
4.789% due 02/25/2034 •	52	46
4.829% due 04/25/2036 ^•	1,125	1,556
Bear Stearns Asset-Backed Securities Trust 5.750% due 11/25/2034 ^þ	608	513
Bear Stearns Mortgage Funding Trust 4.579% due 01/25/2037 ~	1,224	1,042
Chase Mortgage Finance Trust
3.492% due 02/25/2037 ~	18	17
4.142% due 06/25/2035 ~	15	15
ChaseFlex Trust
4.689% due 07/25/2037 ~	381	365
6.000% due 02/25/2037 ^	569	231
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.112% due 08/25/2037 ^þ	1,365	1,146
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.619% due 05/25/2036 •	549	467
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	13	13
6.000% due 09/25/2037	89	86
Citigroup Global Markets Mortgage Securities, Inc. 4.889% due 05/25/2032 •	40	36
Citigroup Mortgage Loan Trust
2.409% due 02/25/2034 ~	12	12
3.440% due 09/25/2035 •	42	40
3.734% due 09/25/2037 ^~	374	330
3.840% due 11/25/2036 ^~	268	239
3.885% due 08/25/2035 ~	181	174
3.885% due 08/25/2035 ^~	20	16
6.470% due 11/25/2035 ~	142	135
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	327	280
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	399	242
Countrywide Alternative Loan Trust
3.173% due 10/25/2035 ^~	250	205
3.528% due 01/25/2036 ~	510	464
3.594% due 06/25/2037 ^~	57	49
4.629% due 06/25/2036 •	560	502
4.669% due 04/25/2047 ~	2,030	1,767
4.739% due 05/25/2036 ^~	967	428
4.739% due 05/25/2037 ^•	33	13
4.759% due 02/25/2037 ^•	7,139	2,227
4.769% due 09/25/2046 ^•	55	51
4.789% due 05/25/2036 ^•	1,026	812
4.789% due 06/25/2037 •	13	11
4.813% due 07/20/2035 ~	18	16
4.839% due 09/25/2035 ^~	2,260	1,398
4.889% due 12/25/2035 ^~	2,046	997
4.889% due 05/25/2037 ^~	811	311
4.889% due 09/25/2046 ^~	825	596
4.949% due 12/25/2035 ~	254	223
4.993% due 11/20/2035 •	1,590	1,358
5.089% due 05/25/2036 ~	1,092	518
5.099% due 07/25/2036 ^•	864	343
5.139% due 08/25/2035 ^•	50	42
5.189% due 12/25/2035 ^~	339	292
5.250% due 06/25/2035 ^	11	9
5.289% due 12/25/2036 ^•	4,061	1,365
5.500% due 04/25/2035	293	245
5.500% due 10/25/2035 ^	215	130
5.500% due 11/25/2035 ^	1,241	766
5.500% due 12/25/2035 ^	165	94
5.500% due 01/25/2036	199	122

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.500% due 03/25/2036 ^		40	18
5.750% due 07/25/2035 ^		1,286	824
6.000% due 04/25/2036 ^		606	300
6.000% due 01/25/2037 ^		700	405
6.000% due 02/25/2037 ^		2,033	1,107
6.000% due 03/25/2037 ^		669	268
6.000% due 08/25/2037 ^		484	252
6.250% due 11/25/2036 ^		360	269
6.500% due 09/25/2037 ^		1,097	465
Countrywide Home Loan Mortgage Pass-Through Trust
2.785% due 09/25/2034 ^~		9	8
3.018% due 06/20/2035 ~		2	2
3.402% due 07/25/2034 ~		66	61
3.537% due 03/25/2037 ^~		51	44
3.647% due 12/25/2033 ~		11	10
3.680% due 08/25/2034 ~		9	9
3.680% due 08/25/2034 ^~		1	1
3.792% due 11/25/2034 ~		28	25
4.969% due 04/25/2035 •		1	1
5.029% due 03/25/2035 ~		85	75
5.049% due 02/25/2035 ~		37	33
5.129% due 02/25/2035 •		608	505
5.149% due 09/25/2034 ~		2	2
5.500% due 11/25/2035 ^		46	27
5.500% due 07/25/2037 ^		398	186
5.750% due 07/25/2037 ^		1,585	802
5.750% due 08/25/2037		6,327	3,501
5.910% due 02/20/2036 ^~		108	89
6.000% due 02/25/2036 ^		371	166
6.000% due 03/25/2036 ^		3	2
6.537% due 02/20/2036 ^•		483	438
Countrywide Home Loan Reperforming REMIC Trust
4.729% due 06/25/2035 ~		572	541
4.789% due 11/25/2034 ~		14	13
Credit Suisse First Boston Mortgage Securities Corp.
3.792% due 03/25/2032 ~		34	31
6.000% due 01/25/2036 ^		869	511
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.139% due 07/25/2033 ~		2	2
7.000% due 02/25/2034		118	116
Credit Suisse Mortgage Capital Certificates 3.524% due 07/27/2037 ~		1,441	1,379
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		299	129
7.000% due 08/25/2037 ^~		824	454
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~		414	393
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.489% due 08/25/2037 ^•		180	145
4.629% due 08/25/2036 ^~		1,277	1,145
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.689% due 04/25/2037 ~		338	238
Downey Savings & Loan Association Mortgage Loan Trust
2.968% due 03/19/2046 ^~		318	253
4.859% due 08/19/2045 •		8	7
EMF-NL Prime BV 2.178% due 04/17/2041 •	EUR	1,966	2,018
Eurosail PLC
2.440% due 06/10/2044 •		7,000	7,051
2.878% due 10/17/2040 •		570	608
Extended Stay America Trust 5.398% due 07/15/2038 ~		$11,812	11,489
First Horizon Alternative Mortgage Securities Trust
3.605% due 03/25/2035 ~		19	12
3.938% due 04/25/2036 ^~		197	167
4.088% due 01/25/2036 ^~		2,312	1,291
4.435% due 06/25/2036 ^~		256	205
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		79	55
GreenPoint Mortgage Funding Trust
4.829% due 06/25/2045 ~		6	5
4.929% due 11/25/2045 •		54	49
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.726% due 10/25/2033 ~		8	7
Grifonas Finance PLC 1.264% due 08/28/2039 ~	EUR	390	380
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	307
GSMPS Mortgage Loan Trust 4.739% due 03/25/2035 •		34	32
GSR Mortgage Loan Trust
2.880% due 03/25/2033 •		2	2
3.154% due 06/25/2034 ~		31	27
5.750% due 03/25/2036 ^		150	136
5.750% due 01/25/2037 ^		340	221
6.000% due 02/25/2036 ^		1,144	524

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.000% due 03/25/2037 ^	694	396
6.000% due 05/25/2037 ^	217	161
6.500% due 09/25/2036 ^	326	162
HarborView Mortgage Loan Trust
3.417% due 04/19/2034 ~	3	3
3.435% due 06/19/2045 ^~	2,456	1,227
4.519% due 11/19/2036 •	94	82
4.519% due 11/19/2046 ^~	24	17
4.819% due 06/19/2035 •	23	21
4.839% due 01/19/2036 ~	918	560
4.899% due 02/19/2036 •	633	336
4.959% due 11/19/2035 •	562	431
5.159% due 11/19/2034 ^~	291	247
5.839% due 10/19/2035 ~	388	258
HomeBanc Mortgage Trust 2.839% due 04/25/2037 ^~	4,826	4,328
Impac CMB Trust 5.049% due 03/25/2035 •	57	53
Impac Secured Assets Trust 5.089% due 05/25/2036 •	34	29
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051	158	154
IndyMac IMSC Mortgage Loan Trust 3.324% due 06/25/2037 ^~	485	335
IndyMac INDA Mortgage Loan Trust
3.644% due 12/25/2036 ^~	21	18
4.125% due 01/25/2036 ~	380	346
IndyMac INDX Mortgage Loan Trust
3.212% due 01/25/2036 ^~	225	190
3.215% due 06/25/2036 ~	524	473
3.833% due 10/25/2034 ~	676	640
3.837% due 12/25/2034 ~	197	186
4.549% due 04/25/2037 ~	271	228
4.769% due 09/25/2046 •	18	16
4.789% due 11/25/2046 ~	282	246
4.889% due 02/25/2037 •	1,245	786
JP Morgan Alternative Loan Trust
3.854% due 05/25/2037 ^~	718	599
4.529% due 06/27/2037 •	207	155
4.669% due 03/25/2037 ~	506	491
4.749% due 06/25/2037 •	4,180	2,310
5.500% due 11/25/2036 ^~	1	0
5.843% due 05/26/2037 ~	2,868	2,229
6.810% due 08/25/2036 ^þ	900	837
JP Morgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	5	5
3.414% due 01/15/2046	3	3
JP Morgan Mortgage Trust
2.783% due 04/25/2036 ^~	109	92
3.062% due 11/25/2033 ~	4	4
3.285% due 05/25/2034 ~	45	42
3.346% due 07/25/2035 ~	11	11
3.480% due 04/25/2037 ^~	20	15
3.763% due 11/25/2035 ^~	173	142
5.750% due 01/25/2036 ^	777	387
6.000% due 08/25/2037 ^	10	5
6.250% due 07/25/2036 ^	1,290	618
6.500% due 01/25/2036 ^	420	228
6.500% due 08/25/2036 ^	1,435	600
Lehman XS Trust
4.789% due 08/25/2046 ~	1,136	1,017
4.849% due 04/25/2046 ^~	297	358
MASTR Adjustable Rate Mortgages Trust
3.180% due 05/25/2034 ~	61	57
3.874% due 11/21/2034 ~	15	14
4.644% due 05/25/2047 ^~	5	5
MASTR Seasoned Securitization Trust 4.337% due 10/25/2032 ~	7	7
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.018% due 11/15/2031 •	34	32
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.758% due 12/15/2030 •	61	57
Merrill Lynch Mortgage Investors Trust
0.000% due 11/25/2029 ~(a)	737	2
2.736% due 03/25/2036 ^~	747	410
2.969% due 05/25/2033 ~	2	2
3.165% due 02/25/2036 ~	397	378
3.418% due 02/25/2033 ~	8	7
5.049% due 06/25/2028 •	1	1
Morgan Stanley Bank of America Merrill Lynch Trust
2.657% due 05/15/2046	2	2
3.912% due 07/15/2046 ~	1	1
Morgan Stanley Mortgage Loan Trust
2.915% due 07/25/2035 ~	86	75
3.188% due 12/25/2037 ~	1,232	821
3.196% due 08/25/2034 ~	34	31

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

3.572% due 07/25/2035 ^~		68	57
3.835% due 08/25/2034 ~		6	5
3.970% due 06/25/2036 ~		1,420	1,332
4.386% due 06/25/2036 ~		15	14
4.649% due 03/25/2036 •		204	132
NAAC Reperforming Loan REMIC Trust 6.500% due 02/25/2035 ^		440	389
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		8,216	7,672
2.750% due 11/25/2059 ~		12,764	11,694
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.189% due 10/25/2035 ~		343	209
4.038% due 08/25/2035 ~		37	37
4.809% due 06/25/2037 •		3,742	3,340
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.149% due 12/25/2035 ~		2,012	1,838
Prime Mortgage Trust 4.789% due 02/25/2034 •		1	1
RBSGC Mortgage Loan Trust 5.500% due 11/25/2035 ^~		1,822	1,533
RBSSP Resecuritization Trust
2.460% due 08/27/2037 •		416	403
3.806% due 06/27/2036 ~		2,307	2,225
4.256% due 06/27/2036 •		3,500	2,686
Residential Accredit Loans, Inc. Trust
3.430% due 02/25/2035 ^~		504	409
4.623% due 12/26/2034 ^~		149	58
4.639% due 02/25/2036 ^•		150	94
4.642% due 01/25/2036 ^~		1,165	910
4.669% due 01/25/2037 •		253	257
4.749% due 05/25/2036 •		823	703
4.759% due 12/25/2036 ~		59	47
4.789% due 11/25/2036 ^~		187	137
4.889% due 08/25/2037 ~		44	39
5.189% due 10/25/2045 ~		118	97
6.000% due 06/25/2036 ^		176	142
6.026% due 09/25/2037 ~		6,947	5,071
6.500% due 09/25/2037 ^		231	183
Residential Asset Securitization Trust
4.789% due 01/25/2046 ^~		1,491	468
4.839% due 02/25/2034 ~		58	56
5.500% due 09/25/2035 ^		84	43
5.500% due 12/25/2035 ^		231	117
5.750% due 02/25/2036 ^		789	306
6.000% due 07/25/2036		363	204
6.000% due 07/25/2037 ^		1,355	548
Residential Funding Mortgage Securities, Inc. Trust
4.117% due 09/25/2036 ^~		19	10
4.307% due 02/25/2036 ^~		242	207
6.000% due 10/25/2036 ^		300	239
6.500% due 03/25/2032		12	12
RMAC Securities PLC 3.656% due 06/12/2044 •	GBP	532	594
Sequoia Mortgage Trust 3.182% due 09/20/2046 ^~		$43	30
STRIPs Ltd. 5.000% due 03/27/2023		239	6
Structured Adjustable Rate Mortgage Loan Trust
3.330% due 04/25/2036 ^~		296	182
3.448% due 01/25/2035 ^•		12	10
3.637% due 09/25/2036 ^~		198	134
3.658% due 10/25/2036 ^~		304	180
3.887% due 03/25/2034 ~		6	5
4.040% due 01/25/2035 ~		65	62
4.709% due 10/25/2035 •		2,271	2,074
4.829% due 06/25/2037 •		1,294	1,099
Structured Asset Mortgage Investments Trust
4.509% due 08/25/2036 •		117	98
4.749% due 07/25/2046 ~		1,733	1,421
4.809% due 05/25/2036 •		91	69
4.809% due 08/25/2036 ^•		577	455
4.839% due 07/19/2035 ~		115	107
4.839% due 07/19/2035 •		1	1
4.849% due 05/25/2045 ~		28	25
4.919% due 07/19/2034 ~		4	4
4.949% due 02/25/2036 ^•		175	135
4.989% due 08/25/2036 ^•		492	309
4.999% due 09/19/2032 ~		1	1
5.039% due 03/19/2034 •		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.616% due 03/25/2033 ~		19	19
Thornburg Mortgage Securities Trust
3.454% due 10/25/2043 ~		61	55
6.666% due 06/25/2037 •		13,405	12,012
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	10,446	12,555

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$17,776	16,589
UBS-Barclays Commercial Mortgage Trust
3.244% due 04/10/2046		27	27
Wachovia Mortgage Loan Trust LLC
3.937% due 05/20/2036 ^~		69	65
4.182% due 10/20/2035 ~		246	228
WaMu Mortgage Pass-Through Certificates Trust
2.335% due 03/25/2033 ~		26	24
2.499% due 12/25/2046 ~		161	141
2.585% due 03/25/2034 ~		1	1
2.737% due 05/25/2046 ~		95	79
2.778% due 01/25/2047 •		76	69
2.798% due 06/25/2047 ^•		43	31
2.852% due 03/25/2037 ^~		14,764	12,124
2.868% due 03/25/2035 ~		89	86
3.028% due 06/25/2046 •		432	399
3.030% due 12/25/2046 •		268	249
3.143% due 05/25/2037 ^~		32	26
3.191% due 10/25/2036 ^~		18	16
3.206% due 06/25/2033 ~		37	34
3.240% due 06/25/2037 ^~		948	828
3.248% due 11/25/2042 ~		7	6
3.367% due 07/25/2037 ^~		238	199
3.448% due 06/25/2042 ~		89	80
3.448% due 08/25/2042 •		59	54
3.476% due 01/25/2036 ~		453	425
3.666% due 08/25/2035 ~		214	199
3.672% due 10/25/2036 ^~		538	464
4.141% due 10/25/2034 ~		87	78
4.180% due 09/25/2033 ~		3	3
4.325% due 12/25/2032 ~		1,751	1,645
4.929% due 12/25/2045 •		3	3
4.969% due 12/25/2045 ~		314	273
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	718
4.387% (SONIO/N + 0.950%) due 12/21/2049 ~		4,732	5,721
5.087% due 12/21/2049 ~		910	1,100
5.587% (SONIO/N + 2.150%) due 12/21/2049 ~		455	550
6.087% due 12/21/2049 •		260	314
6.587% due 12/21/2049 •		260	314
Washington Mutual Mortgage Pass-Through Certificates Trust
2.818% due 04/25/2047 •		$2,935	2,282
3.984% due 06/25/2033 ~		15	14
5.089% due 01/25/2036 ^•		2,255	1,815
5.500% due 11/25/2035		97	72
5.750% due 11/25/2035 ^		586	541
6.000% due 10/25/2035 ^		341	234
Wells Fargo Alternative Loan Trust 4.739% due 06/25/2037 ^•		853	606
Wells Fargo Mortgage-Backed Securities Trust 2.879% due 04/25/2036 ~		40	37

Total Non-Agency Mortgage-Backed Securities (Cost $242,082)			222,885

ASSET-BACKED SECURITIES 25.5%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		3,700	3,635
ACAS CLO Ltd. 5.084% due 10/18/2028 •		7,021	6,934
ACE Securities Corp. Home Equity Loan Trust
4.509% due 08/25/2036 ^•		2,939	784
4.549% due 08/25/2036 ^•		1,576	422
4.589% due 12/25/2036 •		5,037	1,472
5.364% due 11/25/2033 ~		155	147
Aegis Asset-Backed Securities Trust 5.389% due 03/25/2035 ^~		193	178
American Money Management Corp. CLO Ltd.
4.949% due 04/17/2029 ~		298	297
5.542% due 11/10/2030 •		2,600	2,562
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.514% due 11/25/2034 •		870	812
Amortizing Residential Collateral Trust 5.089% due 10/25/2031 ~		237	227
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		8,399	8,286
5.219% due 07/15/2032 •		800	780
5.465% due 07/22/2032 ~		4,400	4,305
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		5,678	5,586
Apidos CLO 5.009% due 07/17/2030 ~		1,900	1,880
Ares CLO Ltd.
4.949% due 01/15/2029 ~		5,898	5,821
5.129% due 01/15/2032 ~		2,000	1,957

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Ares European CLO DAC
2.158% due 10/15/2031 •	EUR	14,000	14,526
2.306% due 04/20/2032 ~		3,300	3,431
Argent Securities Trust
4.499% due 09/25/2036 •		$372	124
4.539% due 09/25/2036 •		878	293
4.689% due 06/25/2036 ~		3,455	974
4.689% due 07/25/2036 •		2,088	573
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.336% due 02/25/2034 ~		572	539
Asset-Backed Funding Certificates Trust
4.499% due 01/25/2037 ~		2,678	1,587
4.549% due 01/25/2037 •		1,287	764
4.689% due 05/25/2037 ~		11,994	10,960
5.089% due 06/25/2034 •		344	323
5.389% due 06/25/2037 •		37	29
5.439% due 03/25/2034 ^•		671	634
5.514% due 12/25/2032 •		209	204
Asset-Backed Securities Corp. Home Equity Loan Trust 5.484% due 02/25/2035 ~		596	586
Aurium CLO DAC 2.108% due 01/16/2031 ~	EUR	6,697	7,011
Avoca CLO DAC 2.129% due 01/12/2031 ~		500	523
Bayview Financial Revolving Asset Trust 5.319% due 02/28/2040 ~		$62	57
Bear Stearns Asset-Backed Securities Trust
4.709% due 08/25/2036 ~		2,594	2,497
4.736% due 11/25/2035 ^~		1,359	1,350
5.019% due 02/25/2036 •		1,809	1,804
5.034% due 12/25/2035 ~		34	34
5.124% due 09/25/2035 ~		1,243	1,237
5.189% due 09/25/2046 ~		299	280
5.389% due 11/25/2042 •		4	4
5.500% due 08/25/2036		70	70
6.500% due 10/25/2036 ^		4,613	2,503
Belle Haven ABS CDO Ltd. 0.000% due 11/03/2044 ~		33,772	10,516
Benefit Street Partners CLO Ltd. 5.029% due 10/15/2030 •		9,200	9,083
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		4,900	4,821
Cairn CLO DAC 2.158% due 10/15/2031 ~	EUR	6,000	6,287
Carlyle Euro CLO DAC
2.078% due 01/15/2031 ~		6,897	7,204
2.688% due 08/15/2032 ~		2,200	2,288
Carlyle Global Market Strategies CLO Ltd.
5.405% due 04/22/2032 ~		$900	883
5.600% due 08/14/2030 ~		9,294	9,193
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		4,700	4,625
Carrington Mortgage Loan Trust
4.549% due 10/25/2036 •		863	704
4.869% due 06/25/2036 •		3,177	3,053
5.289% due 05/25/2034 •		1,182	1,105
Catamaran CLO Ltd. 5.425% due 04/22/2030 •		10,844	10,690
CIFC Funding Ltd. 5.275% due 10/24/2030 ~		9,300	9,207
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		11,398	10,854
Citigroup Mortgage Loan Trust
4.709% due 09/25/2036 •		9,444	6,792
4.709% due 12/25/2036 •		1,705	1,119
Citius Funding Ltd. 5.015% due 05/05/2046 ^~(c)		435,816	44
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		4,656	4,582
Countrywide Asset-Backed Certificates 5.069% due 12/25/2036 ^•		161	120
Countrywide Asset-Backed Certificates Trust
4.235% due 12/25/2034 ~		204	202
4.529% due 08/25/2037 ~		1,148	1,126
4.699% due 09/25/2037 ^~		1,678	1,449
5.109% due 07/25/2034 •		296	290
5.889% due 02/25/2035 •		2,285	2,251
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •		2	2
Credit-Based Asset Servicing & Securitization LLC 5.139% due 04/25/2036 ~		874	881
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.241% due 03/25/2037 ^þ		8,111	3,106
Credit-Based Asset Servicing & Securitization Trust
3.103% due 01/25/2037 ^þ		1,181	378
4.689% due 11/25/2036 ~		867	413

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Crestline Denali CLO Ltd.
5.273% due 04/20/2030 •	2,077	2,051
5.465% due 10/23/2031 ~	4,650	4,563
Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 ^þ	161	151
Elevation CLO Ltd. 5.308% due 10/25/2030 •	5,500	5,402
Fieldstone Mortgage Investment Trust 4.336% due 11/25/2036 ~	1,398	824
First Franklin Mortgage Loan Asset-Backed Certificates 5.214% due 05/25/2034 •	301	292
First Franklin Mortgage Loan Trust
5.334% due 03/25/2035 ~	1,637	1,593
5.664% due 07/25/2034 •	278	269
Fremont Home Loan Trust
4.519% due 11/25/2036 •	4,966	1,853
4.539% due 01/25/2037 ~	1,419	648
4.869% due 02/25/2037 ~	3,579	1,289
4.889% due 05/25/2036 ~	8,714	5,089
5.259% due 05/25/2034 ~	3,017	2,781
GE-WMC Mortgage Securities Trust 4.689% due 08/25/2036 •	2,393	1,076
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •	7,700	7,606
GSAA Home Equity Trust
4.949% due 07/25/2037 •	31,412	16,394
4.999% due 09/25/2035 ~	84	74
5.289% due 08/25/2037 ~	137	133
GSAMP Trust
3.312% due 11/25/2034 ~	887	847
4.439% due 12/25/2046 •	1,046	525
4.489% due 12/25/2046 •	3,817	1,915
4.539% due 12/25/2046 ~	2,456	1,232
4.619% due 12/25/2046 ~	472	237
4.629% due 08/25/2036 •	768	616
4.689% due 09/25/2036 •	1,462	541
4.929% due 04/25/2036 •	2,240	1,445
Home Equity Loan Trust 4.729% due 04/25/2037 ~	3,000	2,634
Home Equity Mortgage Loan Asset-Backed Trust
4.549% due 07/25/2037 ~	2,688	1,454
4.589% due 07/25/2037 •	2,773	1,502
4.629% due 04/25/2037 ~	1,915	1,267
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^þ	140	17
HSI Asset Securitization Corp. Trust
4.579% due 01/25/2037 ~	1,484	1,065
4.609% due 12/25/2036 ~	3,488	955
4.729% due 12/25/2036 ~	1,009	274
4.829% due 12/25/2036 •	7,466	2,033
IXIS Real Estate Capital Trust 4.849% due 01/25/2037 •	3,828	1,514
JP Morgan Mortgage Acquisition Trust
4.689% due 07/25/2036 •	1,304	598
4.709% due 07/25/2036 ^~	1,327	384
6.630% due 07/25/2036 ^þ	1,056	319
KKR CLO Ltd. 5.029% due 07/15/2030 •	5,383	5,286
L2L Education Loan Trust 4.658% due 06/15/2031 ~	1,768	1,766
LCM LP 5.243% due 07/20/2030 •	4,527	4,459
Lehman XS Trust 4.909% due 05/25/2046 ^~	25,280	22,089
Lendingpoint Asset Securitization Trust 1.110% due 02/15/2029	1,436	1,426
Long Beach Mortgage Loan Trust
4.989% due 02/25/2036 ~	1,547	1,273
5.701% due 07/25/2032 ^•	76	74
Magnetite Ltd. 5.486% due 11/15/2028 ~	10,130	10,020
Marble Point CLO Ltd. 5.119% due 10/15/2030 •	5,300	5,198
MASTR Asset-Backed Securities Trust
4.439% due 10/25/2036 •	903	294
4.489% due 11/25/2036 •	55	18
4.629% due 10/25/2036 •	1,700	1,513
4.689% due 08/25/2036 ~	869	353
4.869% due 03/25/2036 ~	2,767	1,954
5.139% due 10/25/2035 ^~	601	555
Merrill Lynch Mortgage Investors Trust
3.788% due 02/25/2037 ^þ	1,562	222
4.609% due 08/25/2037 •	1,730	917
4.689% due 08/25/2037 •	10,439	5,553
4.839% due 02/25/2047 •	454	274

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

MidOcean Credit CLO
5.445% due 01/29/2030 •		3,207	3,170
5.725% due 02/20/2031 ~		4,000	3,932
Morgan Stanley ABS Capital, Inc. Trust
4.449% due 12/25/2036 •		3,214	1,680
4.499% due 03/25/2037 •		1,375	621
4.529% due 11/25/2036 •		8,575	4,283
4.539% due 10/25/2036 ~		18,865	9,337
4.539% due 11/25/2036 •		2,713	1,638
4.539% due 12/25/2036 ~		711	372
4.569% due 02/25/2037 •		2,060	698
4.589% due 02/25/2037 ~		56	27
4.609% due 11/25/2036 ~		4,637	2,316
4.639% due 03/25/2037 •		14,745	6,667
4.689% due 09/25/2036 ~		9,460	3,629
4.709% due 09/25/2036 ~		1,607	727
4.749% due 02/25/2037 •		1,481	502
4.869% due 06/25/2036 •		917	486
4.889% due 08/25/2036 •		113	59
5.304% due 03/25/2035 ~		276	271
5.439% due 09/25/2033 •		504	497
5.439% due 06/25/2035 ^•		4,000	3,576
Morgan Stanley Home Equity Loan Trust 4.489% due 12/25/2036 •		1,397	708
Nelnet Student Loan Trust
4.468% due 10/25/2033 ~		199	192
4.853% due 03/23/2037 •		112	109
New Century Home Equity Loan Trust 7.389% due 01/25/2033 ^•		331	281
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.719% due 10/25/2036 ^•		4,226	957
4.789% due 02/25/2037 ^~		430	137
NovaStar Mortgage Funding Trust
4.599% due 01/25/2037 •		2,941	1,048
4.689% due 09/25/2036 •		3,321	1,449
4.729% due 11/25/2036 ~		7,413	2,557
4.889% due 10/25/2036 ~		1,122	641
Oaktree CLO Ltd. 5.435% due 04/22/2030 •		2,100	2,054
OCP Euro CLO DAC 2.382% due 09/22/2034 •	EUR	7,400	7,699
Octagon Investment Partners Ltd. 5.650% due 02/14/2031 •		$1,500	1,476
Option One Mortgage Loan Trust
4.519% due 07/25/2037 •		913	518
4.569% due 04/25/2037 ~		920	444
4.609% due 01/25/2037 •		781	465
4.629% due 04/25/2037 •		982	580
4.639% due 03/25/2037 •		508	250
4.639% due 07/25/2037 •		1,236	701
Ownit Mortgage Loan Trust
3.116% due 10/25/2035 þ		626	364
4.316% due 05/25/2037 ~		1,597	1,201
OZLM Ltd.
5.059% due 10/17/2029 •		3,407	3,358
5.403% due 07/20/2032 ~		4,600	4,489
Palmer Square CLO Ltd. 5.227% due 10/17/2031 ~		1,500	1,477
Palmer Square European Loan Funding DAC 2.158% due 04/15/2031 •	EUR	12,376	12,881
Palmer Square Loan Funding Ltd.
4.879% due 10/15/2029 ~		$1,771	1,745
5.043% due 07/20/2029 ~		9,184	9,078
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.189% due 12/25/2034 •		754	732
People's Financial Realty Mortgage Securities Trust 4.529% due 09/25/2036 ~		2,316	669
RAAC Trust
4.899% due 02/25/2036 ~		10	10
4.989% due 06/25/2044 ~		240	198
Rad CLO Ltd. 5.445% due 07/24/2032 ~		5,450	5,319
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,597	3,959
5.612% due 04/25/2037 þ		3,801	1,149
Residential Asset Securities Corp. Trust
4.909% due 07/25/2036 ^~		13,872	12,429
4.929% due 07/25/2036 ~		2,611	2,261
5.229% due 12/25/2034 ~		176	174
5.424% due 08/25/2035 •		2,000	1,958
Romark CLO Ltd. 5.355% due 10/23/2030 ~		5,300	5,206
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		3,700	3,585
Saxon Asset Securities Trust
2.047% due 03/25/2035 ^•		162	157

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.559% due 10/25/2046 ~		666	648
Sculptor European CLO DAC 2.153% due 01/14/2032 •	EUR	7,200	7,501
Securitized Asset-Backed Receivables LLC Trust
4.889% due 03/25/2036 ~		$2,511	1,561
5.154% due 02/25/2034 •		618	609
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	8,100	8,395
SG Mortgage Securities Trust
4.539% due 10/25/2036 •		$3,181	2,847
4.599% due 10/25/2036 ~		2,300	1,570
4.929% due 02/25/2036 ~		5,192	3,071
Sierra Madre Funding Ltd.
4.597% due 09/07/2039 ~		13,621	10,104
4.617% due 09/07/2039 •		31,790	23,581
Signal Peak CLO Ltd. 5.468% due 04/25/2031 •		2,300	2,264
SLM Student Loan Trust
5.858% due 04/25/2023 ~		2,217	2,197
5.889% due 06/25/2043 •		103	94
5.889% due 09/25/2076 ~		104	97
6.189% due 11/25/2070 •		141	134
Sound Point CLO Ltd.
5.223% due 10/20/2030 •		5,100	5,031
5.225% due 01/23/2029 ~		4,331	4,277
5.338% due 07/25/2030 •		2,800	2,758
5.453% due 07/20/2032 ~		5,500	5,314
Soundview Home Loan Trust
4.499% due 02/25/2037 •		4,292	1,233
4.949% due 10/25/2036 •		2,654	2,561
5.339% due 09/25/2037 •		2,165	1,774
Specialty Underwriting & Residential Finance Trust
3.546% due 09/25/2037 ~		4,044	1,421
4.509% due 03/25/2037 ~		689	414
Stratus CLO Ltd. 5.193% due 12/29/2029 •		4,707	4,630
Structured Asset Investment Loan Trust
5.109% due 10/25/2035 •		434	419
5.364% due 01/25/2035 ~		1,713	1,544
5.514% due 01/25/2035 ~		606	521
5.769% due 04/25/2033 •		36	35
5.964% due 01/25/2035 ~		684	524
6.114% due 01/25/2035 ^•		556	202
Structured Asset Securities Corp. Trust 5.079% due 09/25/2035 •		6,907	6,534
Symphony CLO Ltd. 4.961% due 07/14/2026 ~		333	333
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		3,910	3,851
Talon Funding Ltd. 5.255% due 06/05/2035 •		1,445	225
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		9,300	9,095
TCW CLO Ltd. 5.328% due 04/25/2031 ~		5,600	5,515
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		7,000	6,812
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	2,500	2,598
Triaxx Prime CDO Ltd. 4.402% due 10/02/2039 ~		$3,599	92
Venture CLO Ltd.
5.143% due 10/20/2028 •		923	911
5.233% due 07/20/2030 •		2,600	2,554
5.263% due 04/20/2029 ~		5,821	5,764
5.575% due 07/30/2032 •		4,900	4,750
Vibrant CLO Ltd.
5.283% due 09/15/2030 •		6,872	6,763
5.363% due 07/20/2032 •		6,200	6,068
5.696% due 06/20/2029 •		1,478	1,458
Voya CLO Ltd.
5.029% due 04/17/2030 •		945	933
5.079% due 10/15/2030 •		2,800	2,750
Washington Mutual Asset-Backed Certificates Trust 4.869% due 05/25/2036 ~		1,381	1,068
Wellfleet CLO Ltd.
5.133% due 04/20/2029 •		1,737	1,717
5.133% due 07/20/2029 •		6,553	6,468
5.303% due 10/20/2029 •		1,719	1,701

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 5.964% due 02/25/2035 ~		39	39

Total Asset-Backed Securities (Cost $781,394)			663,459

SOVEREIGN ISSUES 5.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		4,802	1,256
1.000% due 07/09/2029		685	183
1.400% due 03/25/2023	ARS	1,484,233	4,508
1.500% due 07/09/2035 þ		$14,347	3,628
3.500% due 07/09/2041 þ		132	38
15.500% due 10/17/2026	ARS	31,710	24
Dominican Republic International Bond 5.300% due 01/21/2041		$2,050	1,589
Israel Government International Bond
2.750% due 07/03/2030		3,200	2,914
3.375% due 01/15/2050		1,300	1,004
3.800% due 05/13/2060		3,800	2,989
3.875% due 07/03/2050		1,700	1,437
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	19,837	12,534
3.000% due 09/20/2030		5,285	3,522
Peru Government International Bond
5.940% due 02/12/2029	PEN	20,200	4,885
6.350% due 08/12/2028		30,675	7,688
Provincia de Buenos Aires 72.913% due 04/12/2025	ARS	325,460	898
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	2,693
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$400	140
4.750% due 05/27/2026 ^(c)		400	140
5.100% due 03/28/2035 ^(c)		1,000	330
5.250% due 06/23/2047 ^(c)		800	296
5.625% due 04/04/2042 ^(c)		200	127
South Africa Government International Bond
4.850% due 09/30/2029		10,000	8,951
10.500% due 12/21/2026	ZAR	1,064,500	66,232
Turkey Government International Bond
5.750% due 03/22/2024		$3,000	2,980
6.350% due 08/10/2024		12,400	12,284

Total Sovereign Issues (Cost $172,616)			143,270

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (d)		477	0

ENERGY 0.0%
Constellation Oil 'B' «(d)(k)		1,262,836	137

FINANCIALS 0.0%
Intelsat SA «(d)(k)		22,223	533

Total Common Stocks (Cost $2,728)			670

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		2,327	16

Total Rights (Cost $0)			16

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(k)		1	0

FINANCIALS 0.0%
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		2,327	17

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Warrants (Cost $0)			17

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co. 7.500%		3,500	4,147

Total Convertible Preferred Securities (Cost $4,179)			4,147

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
AGFC Capital Trust 5.829% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	3,701
Bank of America Corp.
4.300% due 01/28/2025 •(i)		3,900,000	3,397
5.875% due 03/15/2028 •(i)		1,600,000	1,419
CaixaBank SA 6.750% due 06/13/2024 •(i)(j)		200,000	210
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)		7,900,000	7,281
Nationwide Building Society 10.250% ~		10,000	1,514
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		3,571,675	3,677
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		400,000	351

Total Preferred Securities (Cost $23,922)			21,550

SHORT-TERM INSTRUMENTS 14.3%
REPURCHASE AGREEMENTS (l) 1.8%			45,739

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
(24.628)% due 05/19/2023 (f)(g)(h)	ARS	735,014	2,233

HUNGARY TREASURY BILLS 0.2%
18.250% due 01/03/2023 (f)(g)	HUF	1,963,000	5,263

JAPAN TREASURY BILLS 12.1%
(0.181)% due 01/16/2023 - 03/20/2023 (e)(f)	JPY	41,103,000	313,245

U.S. TREASURY BILLS 0.1%
4.205% due 03/02/2023 - 03/23/2023 (e)(f)(p)		$3,855	3,827

Total Short-Term Instruments (Cost $343,753)			370,307

Total Investments in Securities (Cost $3,084,363)			2,808,870

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		19,122	186

Total Short-Term Instruments (Cost $186)			186

Total Investments in Affiliates (Cost $186)			186

Total Investments 108.1% (Cost $3,084,549)			$2,809,056
Financial Derivative Instruments (m)(o) (2.5)%(Cost or Premiums, net $71)			(64,787)
Other Assets and Liabilities, net (5.6)%			(145,995)

Net Assets 100.0%			$2,598,274

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Coupon represents a yield to maturity.
(h)							Principal amount of security is adjusted for inflation.
(i)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)							Contingent convertible security.
(k)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022		$137	$137	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2071 - 06/10/2022		0	0	0.00
Deutsche Bank AG 0.898% due 05/28/2024					05/25/2021		2,100	1,965	0.08
Deutsche Bank AG 2.129% due 11/24/2026					11/17/2020		1,000	883	0.03
Deutsche Bank AG 3.729% due 01/14/2032					01/27/2021 – 01/28/2021		1,708	1,250	0.05
Intelsat SA					09/05/2018		2,086	533	0.02

							$7,031	$4,768	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$27,339	U.S. Treasury Bills 0.000% due 06/29/2023		$(27,886)	$27,339	$27,342
SAL	4.320	12/30/2022	01/03/2023	18,400	U.S. Treasury Notes 0.125% due 10/15/2023		(18,753)	18,400	18,409

Total Repurchase Agreements							$(46,639)	$45,739	$45,751

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.0)%
Uniform Mortgage-Backed Security, TBA					2.000%	01/01/2053	$153,200	$(124,286)	$(124,694)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2053	5,000	(4,084)	(4,074)

Total Short Sales (5.0)%								$(128,370)	$(128,768)

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(3,335) at a weighted average interest rate of 1.244%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP March Futures	03/2023	663	$77,301	$(5,735)	$632	$(795)
U.S. Treasury 2-Year Note March Futures	03/2023	849	174,111	(893)	0	(133)
U.S. Treasury 5-Year Note March Futures	03/2023	1,761	190,064	(497)	0	(151)
U.S. Treasury 10-Year Note March Futures	03/2023	1,543	173,274	(1,628)	0	(217)

$(8,753)	$632	$(1,296)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	2,241	$(534,871)	$10,539	$252	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	42	0	34	0	0
Euro-Bobl March Futures	03/2023	156	(19,329)	588	72	(44)
Euro-Bund March Futures	03/2023	105	(14,941)	852	119	(51)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	42	(257)	(216)	20	(44)
U.S. Treasury Long-Term Bond March Futures	03/2023	717	(89,871)	(12)	112	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	325	(43,652)	1,112	162	0
U.S. Ultra Treasury Note March Futures	03/2023	826	(97,700)	688	52	0

$13,585	$789	$(139)

Total Futures Contracts	$4,832	$1,421	$(1,435)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2023	0.061%	$3,000	$(10)	$17	$7	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	1,700	6	(3)	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	7,000	(21)	(50)	(71)	3	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.357	400	(9)	4	(5)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.689	EUR	9,600	30	35	65	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	2.093	$700	93	(72)	21	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	1,700	338	(154)	184	0	0
Stellantis NV	5.000	Quarterly	06/20/2026	1.375	EUR	3,300	767	(346)	421	0	(1)
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	4,700	1,097	(448)	649	3	0
Valeo SA	1.000	Quarterly	06/20/2026	2.293	1,700	(19)	(55)	(74)	0	(1)

$2,272	$(1,072)	$1,200	$10	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$31,680	$(1,119)	$184	$(935)	$0	$(6)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	75,240	(7,163)	4,824	(2,339)	0	(8)

$(8,282)	$5,008	$(3,274)	$0	$(14)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$92	$(3)	$0	$(3)	$0	$0
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		495	38	(23)	15	0	0
CDX.HY-38 5-Year Index		5.000	Quarterly	06/20/2027		2,376	8	46	54	0	0
CDX.HY-39 5-Year Index		5.000	Quarterly	12/20/2027		14,000	(392)	501	109	0	(2)
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		1,500	27	(8)	19	0	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		4,900	107	(45)	62	0	0
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		200	4	(2)	2	0	0
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		4,300	15	32	47	0	0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027		11,400	15	80	95	0	0
iTraxx Crossover 38 5-Year Index		5.000	Quarterly	12/20/2027	EUR	19,000	(661)	904	243	49	0

							$(842)	$1,485	$643	$49	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	79,500	$(90)	$(1,153)	$(1,243)	$0	$(47)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		60,200	3,725	2,143	5,868	94	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		70,200	(10,709)	(1,249)	(11,958)	0	(40)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.086	Semi-Annual	09/11/2029	JPY	624,000	0	(274)	(274)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		$29,600	(246)	(3,885)	(4,131)	0	(103)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		49,000	(556)	(6,408)	(6,964)	0	(169)
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032		22,800	(99)	506	407	77	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	10,705	3,435	14,140	253	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	121,000	0	(396)	(396)	0	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		116,000	0	(355)	(355)	0	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		115,000	0	(339)	(339)	0	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		149,400	0	(1,237)	(1,237)	1	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		137,800	0	(1,120)	(1,120)	1	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		116,400	0	(943)	(943)	1	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		170,900	0	(1,373)	(1,373)	1	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		140,800	(844)	(274)	(1,118)	1	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		127,300	0	(519)	(519)	1	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		95,500	0	(363)	(363)	1	0
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	421,300	(34)	(8,638)	(8,672)	0	(71)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		64,000	1	(1,344)	(1,343)	0	(9)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	227,249,700	(504)	(12,437)	(12,941)	0	(95)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026		29,832,800	1,237	462	1,699	12	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		44,017,000	83	(2,262)	(2,179)	0	(17)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		116,355,500	1,226	11,554	12,780	26	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		15,367,300	(1,199)	(489)	(1,688)	0	(3)
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		23,875,500	95	2,153	2,248	5	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	175,100	59	(2,408)	(2,349)	62	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		243,600	(6)	(3,635)	(3,641)	25	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$457,600	(911)	(16,024)	(16,935)	0	(263)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		239,700	11,005	10,109	21,114	384	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		31,800	2,731	629	3,360	58	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	5	17	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		25,770	258	5,343	5,601	48	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	3,800	(13)	(164)	(177)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		8,500	(64)	(872)	(936)	0	(20)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(19)	(443)	(462)	0	(11)
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		36,560	(4,585)	(296)	(4,881)	0	(193)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027	PLN	97,600	49	(646)	(597)	0	(10)
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027	76,000	0	83	83	1	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027	77,500	0	(30)	(30)	0	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027	72,500	0	(1)	(1)	1	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027	66,700	0	17	17	1	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027	64,900	0	10	10	1	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027	27,000	0	(4)	(4)	0	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	97,100	0	(687)	(687)	0	(2)
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027	50,100	0	(438)	(438)	0	(2)
Receive	6-Month PLN-WIBOR	7.761	Annual	10/21/2027	50	0	(1)	(1)	0	0
Receive	6-Month PLN-WIBOR	8.005	Annual	10/25/2027	50	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	488,630	(3)	(312)	(315)	0	(14)

$11,304	$(34,571)	$(23,267)	$1,055	$(1,085)

Total Swap Agreements	$4,452	$(29,150)	$(24,698)	$1,114	$(1,103)

(n)

Securities with an aggregate market value of $24,794 and cash of $36,564 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	GBP	4,686	$5,746	$80	$0
01/2023	HUF	346,771	885	0	(44)
01/2023	PEN	4,256	1,106	0	(13)
01/2023	PLN	4,110	937	0	(1)
01/2023	$709	PLN	3,139	7	0
01/2023	ZAR	22,255	$1,252	0	(57)
02/2023	PEN	24,355	6,203	0	(190)
02/2023	SEK	10,007	966	5	0
02/2023	$1,106	PEN	4,268	12	0
02/2023	ZAR	113,281	$6,320	0	(322)
03/2023	23,736	1,344	0	(45)
BPS	01/2023	EUR	1,953	2,082	0	(10)
01/2023	HUF	276,924	706	0	(36)
01/2023	ILS	1,089	318	8	0
01/2023	$1,888	ZAR	32,821	43	0
02/2023	ZAR	241,215	$13,438	0	(710)
03/2023	CLP	7,820,685	8,099	0	(1,025)
03/2023	MXN	29,334	1,456	0	(29)
03/2023	$2,248	INR	186,475	0	(4)
BRC	01/2023	CNH	3,005	$431	0	(4)
01/2023	PLN	6,446	1,283	0	(188)
01/2023	$1,445	PLN	6,410	18	(1)
CBK	01/2023	CLP	7,910,749	$8,892	0	(426)
01/2023	EUR	1,713	1,826	0	(8)
01/2023	NZD	35,101	21,915	0	(372)
01/2023	PEN	45,655	11,336	0	(662)
01/2023	PLN	31,354	6,847	0	(305)
01/2023	$17,481	BRL	91,751	0	(103)
01/2023	8,299	CLP	7,908,081	1,016	0
01/2023	2,018	PEN	8,104	112	0
01/2023	11,195	PLN	52,256	724	0
01/2023	1,617	ZAR	28,327	47	0
02/2023	8,892	CLP	7,954,322	435	0
03/2023	PEN	18,346	$4,692	0	(108)
03/2023	$1,967	PEN	7,909	104	0
04/2023	PEN	39,870	$9,968	0	(442)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

CLY	01/2023	HUF	766,684	1,950	0	(106)
DUB	02/2023	ZAR	36,465	2,183	45	0
GLM	01/2023	BRL	91,751	17,216	0	(162)
01/2023	CNH	3,119	448	0	(3)
01/2023	HKD	2,181	280	1	0
01/2023	HUF	321,692	824	0	(39)
01/2023	PLN	214,804	42,791	0	(6,206)
01/2023	$5,228	PLN	24,635	391	0
01/2023	ZAR	115,725	$6,474	0	(328)
02/2023	$2,732	COP	12,442,650	0	(189)
03/2023	MXN	51,928	$2,526	0	(102)
04/2023	$16,914	BRL	91,751	166	0
05/2023	157	PEN	635	9	0
05/2023	ZAR	64,088	$3,835	103	0
JPM	01/2023	GBP	36,014	43,488	0	(58)
01/2023	HUF	245,493	626	0	(32)
01/2023	$1,278	CNY	8,898	10	0
02/2023	TWD	429	$14	0	0
02/2023	ZAR	693	39	0	(2)
03/2023	$2,296	CNY	15,884	12	0
MBC	01/2023	CAD	3,106	$2,315	21	0
01/2023	DKK	7,610	1,064	0	(32)
01/2023	EUR	173,374	181,736	0	(3,931)
01/2023	HKD	9,053	1,163	3	0
01/2023	NOK	2,440	249	0	0
01/2023	PEN	7,657	1,991	0	(23)
01/2023	$255	AUD	381	4	0
01/2023	5,627	JPY	774,767	281	0
01/2023	2,043	PLN	9,969	231	0
02/2023	1,987	PEN	7,657	23	0
05/2023	882	CNH	5,920	0	(18)
MYI	01/2023	PLN	11,495	$2,357	0	(265)
01/2023	$8,106	AUD	12,071	114	0
01/2023	26,972	JPY	3,697,720	1,223	0
01/2023	1,803	PLN	8,962	241	0
02/2023	TWD	793	$26	0	0
RBC	01/2023	PLN	4,392	957	0	(45)
01/2023	$93	AUD	139	1	0
03/2023	4	MXN	78	0	0
04/2023	MXN	18,457	$890	0	(38)
RYL	01/2023	EUR	10,378	11,001	0	(113)
01/2023	JPY	997,600	7,461	0	(146)
02/2023	SEK	2,180	212	2	0
SCX	01/2023	KRW	166,797	126	0	(6)
01/2023	$545	AUD	809	6	0
01/2023	5,011	PEN	19,263	54	0
02/2023	TWD	4,798	$156	0	(1)
04/2023	ZAR	18,802	1,022	0	(75)
SOG	01/2023	10,566	596	0	(26)
SSB	03/2023	JPY	13,580,000	101,242	0	(3,277)
TOR	01/2023	27,523,000	190,793	0	(19,339)
UAG	01/2023	GBP	568	703	16	0
01/2023	PLN	4,332	966	0	(22)
01/2023	$153	PLN	671	1	0
01/2023	1,324	ZAR	23,032	30	0
01/2023	ZAR	241,716	$13,495	0	(714)
03/2023	41,972	2,348	0	(105)
09/2023	22,953	1,309	0	(14)

Total Forward Foreign Currency Contracts	$5,599	$(40,522)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	18,000	$958	$3,941
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	26,300	1,500	6,629
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	13,800	725	3,330
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	14,300	777	3,524

$3,960	$17,424

Total Purchased Options	$3,960	$17,424

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	10,500	$(19)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,500	$(23)	$(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,500	(23)	(57)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	87,900	(954)	(6,893)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	131,500	(1,505)	(10,363)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	15,200	(25)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	15,200	(33)	(234)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	12,000	(21)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	12,000	(21)	(171)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	8,300	(50)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	8,300	(50)	(114)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	69,000	(725)	(5,572)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	7,200	(44)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	7,200	(44)	(99)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	4,700	(31)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	4,700	(31)	(60)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	4,700	(33)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	4,900	(34)	(58)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	4,900	(34)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	4,900	(34)	(56)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	4,900	(34)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	4,900	(34)	(55)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,700	(32)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,700	(32)	(62)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,700	(32)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,700	(32)	(66)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	515,000	(1,772)	(15,396)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	11,700	(21)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	11,700	(21)	(166)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	9,800	(116)	(25)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	9,800	(135)	(322)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	71,500	(777)	(5,843)
NGF	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	166,500	(276)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	166,500	(365)	(2,564)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	19,500	(24)	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	19,500	(44)	(310)

$(7,462)	$(48,545)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.891	01/05/2023	3,500	$(11)	$0
JPM	Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	5,000	(42)	(68)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	5,000	(36)	(17)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	4,100	(12)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	7,900	(24)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	3,700	(26)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	3,700	(21)	(9)

$(172)	$(116)

Total Written Options	$(7,653)	$(48,663)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.173%	$100	$(2)	$2	$0	$0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.901	2,300	(6)	10	4	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	200	(3)	2	0	(1)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.155	17,400	(770)	738	0	(32)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.072	400	(49)	32	0	(17)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.802	200	(7)	8	1	0
Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	1,100	(32)	32	0	0
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	2.027	EUR	5,900	1,407	(719)	688	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	$200	(10)	10	0	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.167	11,400	81	81	162	0

$609	$196	$855	$(50)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$24	$0	$(2)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	588	0	(40)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	398	0	(26)

$(1,078)	$1,010	$0	$(68)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month THB-THBFIX Compounded-OIS	1.000%	Quarterly	12/15/2026	THB	1,570,470	$2,051	$17	$2,068	$0
Pay	3-Month THB-THBFIX Compounded-OIS	1.500	Quarterly	12/15/2031	814,600	(1,859)	10	0	(1,849)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	604,200	(9)	814	805	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	774,500	(188)	(1,670)	0	(1,858)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	4,598,500	540	5,585	6,125	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	1,937,600	(754)	(3,896)	0	(4,650)

$(219)	$860	$8,998	$(8,357)

Total Swap Agreements	$(688)	$2,066	$9,853	$(8,475)

(p)

Securities with an aggregate market value of $59,887 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$65,208	$4,583	$69,791
Corporate Bonds & Notes
Banking & Finance	0	433,454	0	433,454
Industrials	0	220,706	452	221,158
Utilities	0	44,261	0	44,261
Convertible Bonds & Notes
Industrials	0	13,424	0	13,424
Municipal Bonds & Notes
California	0	1,999	0	1,999
Illinois	0	1,351	0	1,351
Puerto Rico	0	69	0	69
Washington	0	4,262	0	4,262
West Virginia	0	4,572	0	4,572
U.S. Government Agencies	0	304,974	0	304,974
U.S. Treasury Obligations	0	283,234	0	283,234
Non-Agency Mortgage-Backed Securities	0	222,647	238	222,885
Asset-Backed Securities	0	663,459	0	663,459
Sovereign Issues	0	143,270	0	143,270
Common Stocks
Energy	0	0	137	137
Financials	0	0	533	533
Rights
Financials	0	0	16	16
Warrants
Financials	0	0	17	17
Convertible Preferred Securities
Banking & Finance	4,147	0	0	4,147
Preferred Securities
Banking & Finance	0	21,550	0	21,550
Short-Term Instruments
Repurchase Agreements	0	45,739	0	45,739
Argentina Treasury Bills	0	2,233	0	2,233
Hungary Treasury Bills	0	5,263	0	5,263
Japan Treasury Bills	0	313,245	0	313,245
U.S. Treasury Bills	0	3,827	0	3,827

	$4,147	$2,798,747	$5,976	$2,808,870
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$186	$0	$0	$186

Total Investments	$4,333	$2,798,747	$5,976	$2,809,056

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(128,768)	$0	$(128,768)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	843	1,692	0	2,535
Over the counter	0	32,876	0	32,876

	$843	$34,568	$0	$35,411
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(934)	(1,604)	0	(2,538)
Over the counter	0	(97,660)	0	(97,660)

	$(934)	$(99,264)	$0	$(100,198)

Total Financial Derivative Instruments	$(91)	$(64,696)	$0	$(64,787)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Totals	$4,242	$2,605,283	$5,976	$2,615,501

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Emerging Markets Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.3% ¤
ANGOLA 0.3%
SOVEREIGN ISSUES 0.3%
Angolan Government International Bond
8.250% due 05/09/2028		$1,200	$1,097
8.750% due 04/14/2032		1,500	1,303
9.125% due 11/26/2049		3,200	2,508
9.375% due 05/08/2048		1,600	1,273
9.500% due 11/12/2025		1,800	1,857

Total Angola (Cost $8,731)			8,038

ARGENTINA 1.7%
SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$24,726	6,750
0.875% due 07/09/2035 þ	EUR	1,000	239
1.000% due 07/09/2029		$5,844	1,563
1.500% due 07/09/2035 þ		51,412	13,084
1.500% due 07/09/2046 þ		1,334	345
2.750% due 07/09/2041 þ	EUR	1,000	261
3.500% due 07/09/2041 þ		$70,126	20,109
Provincia de Buenos Aires 5.250% due 09/01/2037 þ		3,872	1,353
Provincia de Cordoba 6.875% due 12/10/2025 þ		254	206
Provincia de Entre Rios Argentina 5.750% due 08/08/2028 ^þ(b)		2,538	1,666
Provincia de la Rioja 4.750% due 02/24/2028 þ		5,046	2,422
Provincia de Neuquen 6.625% due 04/27/2030 ^þ		1,384	950

Total Argentina (Cost $70,511)			48,948

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bond 3.600% due 02/02/2031		$5,500	4,398

Total Armenia (Cost $5,395)			4,398

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,600	1,611

Total Austria (Cost $1,753)			1,611

AZERBAIJAN 1.1%
CORPORATE BONDS & NOTES 1.0%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$24,800	25,502
State Oil Co. of the Azerbaijan Republic 4.750% due 03/13/2023		3,100	3,089

			28,591

SOVEREIGN ISSUES 0.1%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		2,200	1,840

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.750% due 03/18/2024		621	617

			2,457

Total Azerbaijan (Cost $31,755)			31,048

BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond
6.000% due 11/21/2028		$1,800	1,392
6.000% due 11/21/2028 (j)		4,750	3,673
9.000% due 06/16/2029		3,000	2,579

Total Bahamas (Cost $9,001)			7,644

BAHRAIN 0.5%
SOVEREIGN ISSUES 0.5%
Bahrain Government International Bond
4.250% due 01/25/2028		$6,500	5,975
5.250% due 01/25/2033		5,000	4,282
5.625% due 09/30/2031		2,900	2,657

Total Bahrain (Cost $14,268)			12,914

BELARUS 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Belarus International Bond
5.875% due 02/24/2026 ^(b)		$600	258
6.200% due 02/28/2030 ^(b)		700	238
6.378% due 02/24/2031 ^(b)		800	273
7.625% due 06/29/2027 ^(b)		400	172

Total Belarus (Cost $2,452)			941

BENIN 0.3%
SOVEREIGN ISSUES 0.3%
Benin Government International Bond
4.875% due 01/19/2032	EUR	8,200	6,849
6.875% due 01/19/2052		300	234

Total Benin (Cost $6,540)			7,083

BRAZIL 5.6%
CORPORATE BONDS & NOTES 2.2%
Banco BTG Pactual SA
2.750% due 01/11/2026		$1,000	910
4.500% due 01/10/2025		2,400	2,316
Banco General SA
3.250% due 09/30/2026		3,100	2,858
4.875% due 01/11/2029		3,500	3,268
Banco Votorantim SA 4.500% due 09/24/2024		800	777
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		22,740	22,227
CSN Inova Ventures 6.750% due 01/28/2028		9,800	9,373
CSN Resources SA 7.625% due 04/17/2026		8,636	8,632
Globo Comunicacao e Participacoes SA 4.875% due 01/22/2030		500	420
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (e)(f)		9,803	24
Vale SA 3.202% due 12/29/2049 ~(f)	BRL	168,820	11,929

			62,734

SOVEREIGN ISSUES 3.4%
Banco Nacional de Desenvolvimento Economico e Social 5.750% due 09/26/2023		$200	201
Brazil Government International Bond 4.750% due 01/14/2050		9,274	6,527
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (e)	BRL	398,700	73,149

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		77,075	14,183

			94,060

Total Brazil (Cost $168,048)			156,794

CAMEROON 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	13,400	10,698

Total Cameroon (Cost $11,974)			10,698

CAYMAN ISLANDS 2.2%
CORPORATE BONDS & NOTES 2.2%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		$7,078	4,894
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		3,900	2,233
3.125% due 10/22/2025		3,300	2,025
ICD Funding Ltd. 3.223% due 04/28/2026		800	741
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		676	555
0.000% due 05/15/2030 (e)		4,818	3,726
7.860% due 05/15/2030 «		3,641	3,635
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		3,400	478
9.750% due 09/28/2023 ^(b)		1,700	239
11.500% due 01/30/2023 ^(b)		200	28
11.950% due 11/12/2023 ^(b)		1,700	239
KSA Sukuk Ltd. 5.268% due 10/25/2028		13,000	13,529
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		3,984	3,548
5.875% due 07/05/2034		899	875
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		10,135	5,600
Poinsettia Finance Ltd. 6.625% due 06/17/2031		6,039	5,125
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		200	59
SA Global Sukuk Ltd.
1.602% due 06/17/2026		5,600	5,011
2.694% due 06/17/2031 (j)		6,900	5,910
Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		2,900	635
6.500% due 01/26/2026 ^(b)		4,800	997
7.000% due 07/09/2025 ^(b)		200	44
7.500% due 02/01/2024 ^(b)		1,000	222
7.950% due 10/11/2023 ^(b)		300	66
Xiaomi Best Time International Ltd. 4.100% due 07/14/2051		1,000	582

Total Cayman Islands (Cost $80,463)			60,996

CHILE 2.5%
CORPORATE BONDS & NOTES 1.3%
Banco del Estado de Chile 2.704% due 01/09/2025		$900	851
Banco Santander Chile 2.700% due 01/10/2025		950	903
Celulosa Arauco y Constitucion SA 4.500% due 08/01/2024		200	197
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030		2,200	1,946
3.625% due 08/01/2027		900	845
4.250% due 07/17/2042		8,600	7,128
4.375% due 02/05/2049		453	382
4.500% due 08/01/2047		700	597
4.875% due 11/04/2044		2,520	2,301
Embotelladora Andina SA 3.950% due 01/21/2050		1,650	1,226
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050		200	126
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		600	378
3.830% due 09/14/2061		6,700	4,629
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		1,100	1,001

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.700% due 05/07/2050		400	336
Empresa Nacional del Petroleo
3.450% due 09/16/2031		7,100	5,996
4.375% due 10/30/2024		200	194
GNL Quintero SA 4.634% due 07/31/2029		5,271	5,099
Sociedad Quimica y Minera de Chile SA 4.250% due 05/07/2029		1,200	1,154

			35,289

SOVEREIGN ISSUES 1.2%
Chile Government International Bond
2.750% due 01/31/2027		12,200	11,241
3.100% due 05/07/2041		300	217
3.100% due 01/22/2061		700	438
3.240% due 02/06/2028		500	464
3.250% due 09/21/2071		7,700	4,769
3.500% due 01/31/2034		1,300	1,111
3.500% due 04/15/2053		1,000	713
3.625% due 10/30/2042 (j)		4,000	3,068
3.860% due 06/21/2047		1,700	1,333
4.340% due 03/07/2042		12,000	10,184

			33,538

Total Chile (Cost $82,457)			68,827

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)		$5,800	212
ZhongAn Online P&C Insurance Co. Ltd. 3.125% due 07/16/2025		200	174

Total China (Cost $5,655)			386

COLOMBIA 3.1%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol SA
4.625% due 11/02/2031		$8,100	6,204
5.875% due 09/18/2023		3,000	2,987
5.875% due 05/28/2045		3,800	2,654
7.375% due 09/18/2043		6,200	5,291

			17,136

SOVEREIGN ISSUES 2.5%
Colombia Government International Bond
2.625% due 03/15/2023		10,320	10,272
3.125% due 04/15/2031 (j)		3,000	2,237
3.250% due 04/22/2032		900	657
3.875% due 02/15/2061		5,900	3,299
4.000% due 02/26/2024		22,400	21,980
4.125% due 02/22/2042 (j)		1,600	1,006
4.125% due 05/15/2051 (j)		19,800	11,916
4.500% due 01/28/2026 (j)		2,600	2,452
5.000% due 06/15/2045		5,900	4,036
5.200% due 05/15/2049		3,700	2,534
5.625% due 02/26/2044 (j)		2,100	1,551
6.125% due 01/18/2041		4,000	3,195
7.375% due 09/18/2037		5,325	5,010

			70,145

Total Colombia (Cost $105,323)			87,281

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond 4.250% due 01/26/2023		$7,300	7,282

Total Costa Rica (Cost $7,307)			7,282

DOMINICAN REPUBLIC 2.2%
SOVEREIGN ISSUES 2.2%
Dominican Republic Central Bank Notes 12.000% due 10/03/2025	DOP	119,800	2,048
Dominican Republic International Bond
4.875% due 09/23/2032		$10,100	8,421

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.300% due 01/21/2041		6,300	4,885
5.500% due 01/27/2025		7,800	7,751
5.500% due 02/22/2029		1,000	924
5.875% due 01/30/2060		9,700	7,150
5.950% due 01/25/2027		10,300	10,115
6.000% due 07/19/2028		13,700	13,254
6.000% due 02/22/2033		2,300	2,083
6.400% due 06/05/2049		200	162
6.500% due 02/15/2048		506	419
6.850% due 01/27/2045		300	262
6.875% due 01/29/2026		3,100	3,136

Total Dominican Republic (Cost $68,542)			60,610

ECUADOR 1.2%
CORPORATE BONDS & NOTES 0.1%
Ecuador Social Bond SARL 0.000% due 01/30/2035 (e)		$2,245	1,858

SOVEREIGN ISSUES 1.1%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		2,000	785
1.500% due 07/31/2040 þ		9,202	3,774
2.500% due 07/31/2035 þ		42,014	19,438
5.500% due 07/31/2030 þ		9,074	5,825

			29,822

Total Ecuador (Cost $36,955)			31,680

EGYPT 2.6%
SOVEREIGN ISSUES 2.6%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	5,000	4,466
5.625% due 04/16/2030		500	373
5.875% due 02/16/2031		$1,800	1,258
6.375% due 04/11/2031	EUR	7,600	5,676
7.053% due 01/15/2032		$11,600	8,519
7.300% due 09/30/2033		10,450	7,445
7.500% due 02/16/2061		34,500	21,421
7.625% due 05/29/2032		3,300	2,454
7.903% due 02/21/2048		6,700	4,258
8.150% due 11/20/2059		5,000	3,287
8.500% due 01/31/2047		7,300	4,888
8.700% due 03/01/2049		1,100	738
8.750% due 09/30/2051		8,050	5,435
8.875% due 05/29/2050		3,700	2,515

Total Egypt (Cost $93,688)			72,733

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
6.375% due 01/18/2027		$2,000	895
7.125% due 01/20/2050		7,450	2,949
7.625% due 09/21/2034		3,170	1,268
7.650% due 06/15/2035		1,200	489
8.250% due 04/10/2032		1,410	628
9.500% due 07/15/2052		1,000	447

Total El Salvador (Cost $14,697)			6,676

ETHIOPIA 0.0%
SOVEREIGN ISSUES 0.0%
Ethiopia Government International Bond 6.625% due 12/11/2024		$2,000	1,257

Total Ethiopia (Cost $1,967)			1,257

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas SA 7.750% due 08/16/2029 •(f)(g)		$3,300	3,267

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total France (Cost $3,300)			3,267

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028		$200	177

Total Georgia (Cost $173)			177

GERMANY 0.3%
CORPORATE BONDS & NOTES 0.3%
Deutsche Bank AG
3.700% due 05/30/2024		$3,500	3,403
3.950% due 02/27/2023		5,600	5,581

Total Germany (Cost $8,996)			8,984

GHANA 0.7%
SOVEREIGN ISSUES 0.7%
Ghana Government International Bond
0.010% due 04/07/2025 ^(b)		$1,200	400
6.375% due 02/11/2027 ^(b)		2,900	1,124
7.625% due 05/16/2029 ^(b)		1,550	585
7.750% due 04/07/2029 ^(b)		1,100	414
7.875% due 02/11/2035 ^(b)		1,600	580
8.125% due 03/26/2032 ^(b)		13,100	4,806
8.625% due 04/07/2034 ^(b)		8,200	2,999
8.750% due 03/11/2061 ^(b)		23,250	8,236
8.875% due 05/07/2042 ^(b)		700	252
8.950% due 03/26/2051 ^(b)		2,600	934
10.750% due 10/14/2030 ^		395	279

Total Ghana (Cost $47,755)			20,609

GUATEMALA 0.9%
SOVEREIGN ISSUES 0.9%
Guatemala Government International Bond
4.375% due 06/05/2027		$6,400	6,080
4.500% due 05/03/2026		2,300	2,217
4.650% due 10/07/2041		3,200	2,585
4.875% due 02/13/2028		5,500	5,316
4.900% due 06/01/2030		600	570
5.250% due 08/10/2029		4,000	3,855
5.375% due 04/24/2032		1,000	986
6.125% due 06/01/2050		3,150	2,976

Total Guatemala (Cost $26,878)			24,585

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.8%
AIA Group Ltd. 3.200% due 09/16/2040		$400	286
Fortune Star BVI Ltd.
4.350% due 05/06/2023	EUR	800	790
6.850% due 07/02/2024		$2,197	1,900
Huarong Finance Co. Ltd.
2.500% due 02/24/2023		2,200	2,183
3.250% due 11/13/2024		500	462
3.375% due 02/24/2030		1,700	1,297
3.750% due 05/29/2024		200	190
4.500% due 05/29/2029		5,200	4,321
5.000% due 11/19/2025		1,000	924
5.500% due 01/16/2025		400	380
6.007% (US0003M + 1.250%) due 02/24/2025 ~		6,300	5,938
Lenovo Group Ltd.
3.421% due 11/02/2030		1,700	1,351
5.875% due 04/24/2025		2,800	2,729

			22,751

SOVEREIGN ISSUES 0.1%
Airport Authority 2.625% due 02/04/2051		4,300	2,777

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Hong Kong (Cost $26,648)			25,528

HUNGARY 0.8%
SOVEREIGN ISSUES 0.8%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	1,400	1,078
1.750% due 06/05/2035		100	70
2.125% due 09/22/2031		$4,000	2,980
3.125% due 09/21/2051		2,000	1,215
5.250% due 06/16/2029		14,900	14,291
5.500% due 06/16/2034		1,700	1,599
7.625% due 03/29/2041		1,900	2,084

Total Hungary (Cost $24,466)			23,317

INDIA 1.0%
CORPORATE BONDS & NOTES 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$2,600	1,992
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		1,352	1,042
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,700	1,472
3.950% due 02/13/2050		1,100	791
JSW Steel Ltd. 5.050% due 04/05/2032		9,000	7,117
Reliance Industries Ltd. 2.875% due 01/12/2032		6,100	4,951
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		1,000	961
ReNew Wind Energy AP2 4.500% due 07/14/2028		2,800	2,353

			20,679

SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 3.375% due 08/05/2026		9,800	9,189

Total India (Cost $35,559)			29,868

INDONESIA 5.0%
CORPORATE BONDS & NOTES 3.6%
Bank Mandiri Persero Tbk PT
2.000% due 04/19/2026		$2,000	1,787
3.750% due 04/11/2024		200	196
Bank Rakyat Indonesia Persero Tbk PT 3.950% due 03/28/2024		2,400	2,357
Freeport Indonesia PT 5.315% due 04/14/2032 (j)		5,900	5,441
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		12,900	12,310
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		6,100	5,896
4.500% due 05/02/2023		3,500	3,493
4.875% due 10/01/2024		800	791
5.375% due 05/05/2045		2,000	1,843
Pertamina Persero PT
1.400% due 02/09/2026		1,900	1,700
4.175% due 01/21/2050		5,000	3,850
4.700% due 07/30/2049		3,000	2,456
5.625% due 05/20/2043		1,000	921
6.000% due 05/03/2042		19,558	18,787
6.450% due 05/30/2044		6,900	6,910
6.500% due 11/07/2048		700	704
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		1,100	857
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		13,700	9,830
4.125% due 05/15/2027		1,500	1,444
4.375% due 02/05/2050		3,200	2,403
5.250% due 10/24/2042		12,100	10,342
5.250% due 05/15/2047		5,200	4,397
5.450% due 05/21/2028		250	248

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.250% due 01/25/2049		700	665

			99,628

SOVEREIGN ISSUES 1.4%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	5,400	4,248
2.625% due 06/14/2023		1,700	1,817
4.200% due 10/15/2050		$400	332
4.625% due 04/15/2043		400	366
4.750% due 07/18/2047		1,200	1,096
5.125% due 01/15/2045		5,000	4,863
5.250% due 01/17/2042		4,700	4,632
5.250% due 01/08/2047		2,000	1,956
6.625% due 02/17/2037		6,340	7,196
6.750% due 01/15/2044		4,900	5,507
7.750% due 01/17/2038		4,225	5,091
8.500% due 10/12/2035		1,290	1,638

			38,742

Total Indonesia (Cost $157,348)			138,370

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$25,071	23,003
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	1,000	653

Total Ireland (Cost $25,148)			23,656

ISRAEL 2.5%
CORPORATE BONDS & NOTES 1.2%
Bank Hapoalim BM 3.255% due 01/21/2032 •(g)		$8,300	7,177
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		6,200	5,449
4.250% due 08/14/2028		9,700	9,185
5.000% due 11/12/2024		500	496
Leviathan Bond Ltd.
6.125% due 06/30/2025		5,600	5,491
6.500% due 06/30/2027		4,600	4,478

			32,276

SOVEREIGN ISSUES 1.3%
Israel Government International Bond
0.150% due 07/31/2023	ILS	31,600	8,813
1.500% due 11/30/2023		77,900	21,746
4.250% due 03/31/2023		17,600	5,013

			35,572

Total Israel (Cost $71,201)			67,848

IVORY COAST 1.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Cote d'lvoire 6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,890	1,932

SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
4.875% due 01/30/2032		900	763
5.250% due 03/22/2030		2,500	2,269
5.750% due 12/31/2032 þ		$22,614	21,445
6.625% due 03/22/2048	EUR	2,600	1,970
6.875% due 10/17/2040		1,400	1,134

			27,581

Total Ivory Coast (Cost $33,791)			29,513

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,857	1,501

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Jamaica (Cost $1,860)			1,501

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	8,600	9,137
5.823% due 01/28/2029 •		4,600	4,875

Total Jersey, Channel Islands (Cost $14,766)			14,012

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$1,800	1,740
5.850% due 07/07/2030		346	311
6.125% due 01/29/2026		6,600	6,545
7.375% due 10/10/2047		5,550	4,791

Total Jordan (Cost $14,823)			13,387

KAZAKHSTAN 1.1%
CORPORATE BONDS & NOTES 1.0%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$3,000	2,230
4.750% due 04/24/2025		5,800	5,633
4.750% due 04/19/2027		1,500	1,388
5.375% due 04/24/2030		385	346
5.750% due 04/19/2047		7,000	5,458
6.375% due 10/24/2048		1,000	830
KazTransGas JSC 4.375% due 09/26/2027		1,200	1,088
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,100	4,375
4.000% due 08/15/2026		7,700	6,603

			27,951

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	1,300	1,257
4.875% due 10/14/2044		$200	180
6.500% due 07/21/2045		1,200	1,253

			2,690

Total Kazakhstan (Cost $37,193)			30,641

KENYA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Kenya Government International Bond
6.875% due 06/24/2024		$2,300	2,123
8.000% due 05/22/2032		2,450	2,100

Total Kenya (Cost $5,053)			4,223

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(b)		$8,300	515

Total Lebanon (Cost $529)			515

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$1,022	1,017
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		2,562	1,516
Guara Norte SARL 5.198% due 06/15/2034		9,561	8,104
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		5,800	5,527
Unigel Luxembourg SA 8.750% due 10/01/2026		4,500	4,482

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Luxembourg (Cost $23,172)			20,646

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd.
3.404% due 04/28/2061		$3,300	2,292
4.550% due 04/21/2050		4,000	3,587
4.800% due 04/21/2060		5,730	5,276

Total Malaysia (Cost $13,147)			11,155

MEXICO 7.7%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		93,349	0
Urbi Desarrollos Urbanos SAB de CV (c)		4,673	1

			1

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.9%
America Movil SAB de CV 5.375% due 04/04/2032		$4,100	3,706
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(f)(g)		2,200	1,826
7.500% due 06/27/2029 •(f)(g)		5,540	5,081
7.625% due 01/10/2028 •(f)		500	469
8.375% due 10/14/2030 •(f)		700	695
Industrias Penoles SAB de CV 4.750% due 08/06/2050		2,100	1,738
Minera Mexico SA de CV 4.500% due 01/26/2050		6,200	4,692
Petroleos Mexicanos
3.750% due 02/21/2024	EUR	500	526
5.950% due 01/28/2031		$3,700	2,809
6.350% due 02/12/2048		23,238	14,259
6.375% due 01/23/2045		12,500	7,769
6.500% due 06/02/2041		13,000	8,491
6.625% due 06/15/2035		1,225	892
6.700% due 02/16/2032		34,220	26,938
6.750% due 09/21/2047		13,590	8,702
6.950% due 01/28/2060		67,020	42,517
7.690% due 01/23/2050		41,533	28,832
8.750% due 06/02/2029		3,000	2,817
Trust Fibra Uno 6.390% due 01/15/2050		2,800	2,265

			165,024

SOVEREIGN ISSUES 1.8%
Mexico Government International Bond
3.750% due 04/19/2071		9,200	5,751
3.771% due 05/24/2061		10,000	6,353
4.000% due 03/15/2115	EUR	4,000	3,020
4.280% due 08/14/2041		$3,000	2,321
5.000% due 04/27/2051 (j)		4,800	3,912
5.750% due 10/12/2110		34,000	28,733

			50,090

Total Mexico (Cost $297,749)			215,115

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
3.500% due 07/07/2027		$7,800	6,300
5.625% due 05/01/2023		754	736

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Mongolia (Cost $8,392)			7,036

MOROCCO 0.4%
CORPORATE BONDS & NOTES 0.3%
OCP SA
3.750% due 06/23/2031		$5,750	4,837
5.125% due 06/23/2051		4,800	3,662

			8,499

SOVEREIGN ISSUES 0.1%
Morocco Government International Bond 4.000% due 12/15/2050		3,400	2,341

Total Morocco (Cost $13,632)			10,840

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$1,900	1,786

Total Namibia (Cost $1,870)			1,786

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	358
Metinvest BV
7.750% due 04/23/2023		200	162
8.500% due 04/23/2026		3,300	1,763
NE Property BV 1.875% due 10/09/2026	EUR	200	180
Prosus NV
1.539% due 08/03/2028		1,600	1,392
2.031% due 08/03/2032		1,000	761
3.061% due 07/13/2031		$2,000	1,547
3.257% due 01/19/2027		2,900	2,597
3.680% due 01/21/2030		1,100	916
4.027% due 08/03/2050		1,500	941
Republic of Angola Via Avenir BV
9.687% (US0006M + 4.500%) due 12/07/2023 ~		5,054	4,978
12.639% (US0006M + 7.500%) due 07/01/2023 ~		6,464	6,513

Total Netherlands (Cost $26,333)			22,108

NIGERIA 2.3%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	10,300	8,904

SOVEREIGN ISSUES 2.0%
Nigeria Government International Bond
6.125% due 09/28/2028		$7,700	5,978
6.375% due 07/12/2023		14,528	14,427
6.500% due 11/28/2027		5,100	4,131
7.143% due 02/23/2030		11,100	8,539
7.375% due 09/28/2033		3,700	2,647
7.625% due 11/28/2047		2,000	1,295
7.696% due 02/23/2038		7,500	5,122
7.875% due 02/16/2032		5,600	4,239
8.250% due 09/28/2051		6,400	4,294
8.747% due 01/21/2031		6,850	5,624

			56,296

Total Nigeria (Cost $80,158)			65,200

OMAN 1.9%
SOVEREIGN ISSUES 1.9%
Oman Government International Bond
4.125% due 01/17/2023		$4,500	4,495
4.875% due 02/01/2025		8,700	8,562
5.625% due 01/17/2028		3,830	3,792
6.000% due 08/01/2029		15,000	15,092
6.250% due 01/25/2031		3,400	3,431
6.500% due 03/08/2047		3,300	3,019

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.750% due 10/28/2027		2,300	2,388
6.750% due 01/17/2048		5,500	5,170
7.000% due 01/25/2051		6,100	5,919
7.375% due 10/28/2032		2,300	2,502

Total Oman (Cost $54,618)			54,370

PAKISTAN 0.3%
SOVEREIGN ISSUES 0.3%
Pakistan Government International Bond
6.000% due 04/08/2026		$3,200	1,288
6.875% due 12/05/2027		1,400	555
7.375% due 04/08/2031		5,800	2,088
8.875% due 04/08/2051		11,900	4,195

Total Pakistan (Cost $18,470)			8,126

PANAMA 2.1%
CORPORATE BONDS & NOTES 0.5%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$4,500	3,698
Banco General SA
5.250% due 05/07/2031 •(f)(g)		9,500	7,874
5.250% due 05/07/2031 •(f)		600	497
Banco Nacional de Panama 2.500% due 08/11/2030		1,800	1,446
ENA Norte Trust 4.950% due 04/25/2028		886	865

			14,380

SOVEREIGN ISSUES 1.6%
Panama Government International Bond
4.300% due 04/29/2053		4,400	3,195
4.500% due 05/15/2047		4,100	3,166
4.500% due 04/16/2050		1,000	758
4.500% due 04/01/2056		4,900	3,591
4.500% due 01/19/2063		5,300	3,754
6.400% due 02/14/2035		9,700	9,869
6.700% due 01/26/2036 (j)		8,800	9,204
7.125% due 01/29/2026		5,000	5,286
8.125% due 04/28/2034		2,860	3,419
9.375% due 01/16/2023		900	901
9.375% due 04/01/2029		518	616

			43,759

Total Panama (Cost $69,697)			58,139

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	645
3.849% due 06/28/2033		1,100	970
4.700% due 03/27/2027		1,500	1,480
5.400% due 03/30/2050		2,300	1,991
5.600% due 03/13/2048		200	175
6.100% due 08/11/2044		2,300	2,221

Total Paraguay (Cost $8,634)			7,482

PERU 1.1%
CORPORATE BONDS & NOTES 0.8%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,567
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		$1,700	1,460
InRetail Consumer 3.250% due 03/22/2028		5,000	4,306
Petroleos del Peru SA
4.750% due 06/19/2032		4,000	3,099
5.625% due 06/19/2047		15,600	10,231

			22,663

SOVEREIGN ISSUES 0.3%
Peru Government International Bond
3.000% due 01/15/2034		5,000	3,954
3.230% due 07/28/2121		2,100	1,227

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

3.600% due 01/15/2072		2,600	1,701
6.550% due 03/14/2037		1,200	1,269

			8,151

Total Peru (Cost $41,375)			30,814

PHILIPPINES 0.7%
CORPORATE BONDS & NOTES 0.1%
PLDT, Inc. 3.450% due 06/23/2050		$5,800	4,031

SOVEREIGN ISSUES 0.6%
Philippines Government International Bond
2.650% due 12/10/2045		2,200	1,488
2.950% due 05/05/2045		6,400	4,638
3.700% due 03/01/2041		8,300	6,811
3.700% due 02/02/2042		3,000	2,464

			15,401

Total Philippines (Cost $26,859)			19,432

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond 5.500% due 11/16/2027		$12,000	12,352

Total Poland (Cost $11,940)			12,352

QATAR 1.5%
CORPORATE BONDS & NOTES 0.8%
QatarEnergy Trading LLC
2.250% due 07/12/2031		$2,000	1,660
3.125% due 07/12/2041		10,600	8,185
3.300% due 07/12/2051		17,300	12,816

			22,661

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		3,900	3,885

SOVEREIGN ISSUES 0.6%
Qatar Government International Bond
4.400% due 04/16/2050		2,500	2,294
4.625% due 06/02/2046		5,100	4,833
4.817% due 03/14/2049		6,680	6,516
5.103% due 04/23/2048		2,375	2,393

			16,036

Total Qatar (Cost $48,995)			42,582

ROMANIA 2.6%
SOVEREIGN ISSUES 2.6%
Romania Government International Bond
1.750% due 07/13/2030	EUR	22,300	16,679
2.000% due 12/08/2026		4,500	4,329
2.124% due 07/16/2031		5,450	4,042
2.125% due 03/07/2028		2,800	2,509
2.375% due 04/19/2027		350	335
2.750% due 04/14/2041		6,000	3,622
2.875% due 05/26/2028		100	93
2.875% due 04/13/2042		16,000	9,633
3.375% due 01/28/2050		5,300	3,280
3.500% due 04/03/2034		1,900	1,492
3.750% due 02/07/2034		4,300	3,447
4.000% due 02/14/2051		$5,500	3,673
4.625% due 04/03/2049	EUR	1,200	933
5.000% due 09/27/2026		13,700	14,784
6.125% due 01/22/2044		$5,000	4,618

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Romania (Cost $96,322)			73,469

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.1%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023 ^(b)		$4,000	2,001

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	1,300	404
1.850% due 11/20/2032 ^(b)		4,600	1,428
2.875% due 12/04/2025 ^(b)		2,200	683
4.250% due 06/23/2027 ^(b)		$800	280
5.100% due 03/28/2035 ^(b)		10,000	3,300
5.250% due 06/23/2047 ^(b)		1,600	592
7.500% due 03/31/2030 ^(b)		363	235

			6,922

Total Russia (Cost $24,040)			8,923

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$2,300	1,764

Total Rwanda (Cost $2,300)			1,764

SAUDI ARABIA 3.2%
CORPORATE BONDS & NOTES 1.1%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$6,800	5,618
2.875% due 04/16/2024		300	291
3.500% due 11/24/2070 (j)		21,000	14,343
3.500% due 11/24/2070		3,200	2,186
4.250% due 04/16/2039		3,500	3,141
4.375% due 04/16/2049		5,000	4,318

			29,897

SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
2.250% due 02/02/2033		13,100	10,667
3.450% due 02/02/2061		8,100	5,823
3.625% due 03/04/2028		8,800	8,418
3.750% due 01/21/2055		4,200	3,321
4.375% due 04/16/2029		200	198
4.500% due 10/26/2046		31,900	28,391
4.625% due 10/04/2047		1,400	1,257
5.000% due 04/17/2049		200	189

			58,264

Total Saudi Arabia (Cost $109,366)			88,161

SENEGAL 0.2%
SOVEREIGN ISSUES 0.2%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,800	2,593
5.375% due 06/08/2037		2,700	1,951
6.250% due 05/23/2033		$200	166
6.750% due 03/13/2048		1,600	1,136

Total Senegal (Cost $8,430)			5,846

SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	386
1.500% due 06/26/2029		3,600	2,769
1.650% due 03/03/2033		2,400	1,567
3.125% due 05/15/2027		16,320	15,072

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Serbia (Cost $25,812)			19,794

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		$3,300	2,988

Total Singapore (Cost $3,271)			2,988

SOUTH AFRICA 4.5%
CORPORATE BONDS & NOTES 2.9%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$2,000	1,736
6.500% due 04/15/2040		1,300	1,249
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	399,500	23,151
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$7,200	6,308
6.350% due 08/10/2028		21,100	19,586
8.450% due 08/10/2028		22,500	19,821
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,686
Sasol Financing USA LLC
5.875% due 03/27/2024		6,000	5,884
6.500% due 09/27/2028		1,150	1,047

			82,468

SOVEREIGN ISSUES 1.6%
South Africa Government International Bond
4.300% due 10/12/2028		5,200	4,654
4.850% due 09/30/2029		4,000	3,580
4.875% due 04/14/2026		2,100	2,040
5.375% due 07/24/2044		200	151
5.650% due 09/27/2047		2,200	1,625
5.750% due 09/30/2049		3,500	2,586
5.875% due 04/20/2032		5,300	4,800
7.300% due 04/20/2052		4,000	3,464
10.500% due 12/21/2026	ZAR	372,800	23,196

			46,096

Total South Africa (Cost $139,012)			128,564

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
KB Kookmin Card Co. Ltd. 1.500% due 05/13/2026		$600	520
LG Chem Ltd. 1.375% due 07/07/2026		11,200	9,774
Shinhan Financial Group Co. Ltd. 2.875% due 05/12/2026 •(f)		2,000	1,720

Total South Korea (Cost $13,742)			12,014

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 5.147% due 08/18/2025		$12,600	12,473

Total Spain (Cost $12,600)			12,473

SRI LANKA 0.5%
SOVEREIGN ISSUES 0.5%
Sri Lanka Government International Bond
5.750% due 04/18/2023 ^(b)		$8,100	2,572
6.125% due 06/03/2025 ^(b)		6,400	2,095
6.200% due 05/11/2027 ^(b)		900	287
6.825% due 07/18/2026 ^(b)		500	160
6.850% due 11/03/2025 ^(b)		4,450	1,436
7.550% due 03/28/2030 ^(b)		19,400	6,190
7.850% due 03/14/2029 ^(b)		600	192

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Sri Lanka (Cost $29,824)			12,932

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$8,000	7,180

Total Supranational (Cost $8,000)			7,180

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
Credit Suisse AG 4.750% due 08/09/2024		$5,500	5,255
Credit Suisse Group AG
6.373% due 07/15/2026 •		4,450	4,182
9.016% due 11/15/2033 •		2,700	2,772
9.750% due 06/23/2027 •(f)(g)		2,000	1,747
UBS Group AG 4.988% due 08/05/2033 •		1,700	1,578

Total Switzerland (Cost $16,524)			15,534

TANZANIA 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 7.737% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	9,600	10,139

Total Tanzania (Cost $11,232)			10,139

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Bangkok Bank PCL 3.466% due 09/23/2036 •		$10,200	7,995
GC Treasury Center Co. Ltd. 2.980% due 03/18/2031		1,500	1,213
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	356

Total Thailand (Cost $12,095)			9,564

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	755
5.625% due 02/17/2024	EUR	4,100	3,466
6.750% due 10/31/2023		5,400	4,873

Total Tunisia (Cost $9,204)			9,094

TURKEY 3.9%
CORPORATE BONDS & NOTES 0.2%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$1,607	1,407
Turkiye Is Bankasi AS 6.125% due 04/25/2024		1,400	1,392
Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		1,800	1,773

			4,572

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	14,100	14,414

SOVEREIGN ISSUES 3.2%
Turkey Government International Bond
4.250% due 03/13/2025		$1,800	1,687
4.875% due 04/16/2043		14,100	9,216
5.250% due 03/13/2030		4,100	3,311
5.750% due 05/11/2047		59,100	40,484
5.875% due 06/26/2031		2,300	1,893
5.950% due 01/15/2031		3,100	2,574
6.000% due 03/25/2027		1,300	1,191
6.000% due 01/14/2041		20,280	14,773

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.125% due 10/24/2028		5,300	4,749
6.375% due 10/14/2025		600	577
6.875% due 03/17/2036		4,800	4,034
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		4,700	4,773

			89,262

Total Turkey (Cost $129,765)			108,248

UKRAINE 0.6%
CORPORATE BONDS & NOTES 0.0%
NPC Ukrenergo 6.875% due 11/09/2028 ^(b)		$7,000	1,246

SOVEREIGN ISSUES 0.6%
Ukraine Government International Bond
4.375% due 01/27/2032 ^(b)	EUR	8,600	1,714
6.876% due 05/21/2031 ^(b)		$6,800	1,362
7.253% due 03/15/2035 ^(b)		14,100	2,821
7.375% due 09/25/2034 ^(b)		9,360	1,803
7.750% due 09/01/2024 ^(b)		2,200	553
7.750% due 09/01/2025 ^(b)		20,500	4,738
7.750% due 09/01/2026 ^(b)		8,600	1,876
7.750% due 09/01/2027 ^(b)		9,550	2,074
7.750% due 09/01/2028 ^(b)		800	175
8.994% due 02/01/2026 ^(b)		4,300	974

			18,090

Total Ukraine (Cost $85,755)			19,336

UNITED ARAB EMIRATES 1.5%
CORPORATE BONDS & NOTES 0.7%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,700	2,534
DP World Ltd.
4.700% due 09/30/2049		500	422
5.625% due 09/25/2048		6,550	6,167
6.850% due 07/02/2037		5,550	5,915
Kuwait Projects Co. SPC Ltd. 5.000% due 03/15/2023		5,200	5,162
Ruwais Power Co. PJSC 6.000% due 08/31/2036		620	638

			20,838

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
NMC Opco Ltd. 10.358% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	39,258	10,582

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
1.625% due 06/02/2028		$8,300	7,299
3.125% due 05/03/2026		1,300	1,250
Emirate of Dubai Government International Bond 3.900% due 09/09/2050		400	288
Finance Department Government of Sharjah 4.375% due 03/10/2051		4,350	2,942

			11,779

Total United Arab Emirates (Cost $47,695)			43,199

UNITED KINGDOM 1.9%
CORPORATE BONDS & NOTES 1.3%
Antofagasta PLC 2.375% due 10/14/2030		$1,200	965
Barclays PLC 5.304% due 08/09/2026 •		7,500	7,451
Fresnillo PLC 4.250% due 10/02/2050		5,400	4,261
HSBC Holdings PLC
3.803% due 03/11/2025 •		1,000	973
5.210% due 08/11/2028 •		3,200	3,092
5.402% due 08/11/2033 •		1,100	1,022
6.000% due 05/22/2027 •(f)(g)		200	184
Lloyds Banking Group PLC
4.716% due 08/11/2026 •		3,400	3,330
4.976% due 08/11/2033 •		3,900	3,592

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NatWest Group PLC
4.269% due 03/22/2025 •		300	294
4.800% due 04/05/2026		300	294
Standard Chartered PLC 7.767% due 11/16/2028 •		9,400	9,975
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ		470	340
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2024		4,000	862
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		1,000	340

			36,975

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Canada Square Funding PLC 3.735% due 01/17/2059 •	GBP	2,856	3,320
Polaris PLC 4.682% due 05/27/2057 •		400	482
RMAC PLC 4.206% due 06/12/2046 ~		2,246	2,701
Rochester Financing PLC 4.126% due 12/18/2044 •		3,090	3,601
Stratton Mortgage Funding PLC 4.287% due 03/12/2052 •		613	738
Towd Point Mortgage Funding
4.171% due 05/20/2045 •		1,100	1,310
4.471% due 02/20/2054 ~		2,818	3,394
Tower Bridge Funding PLC 4.151% due 12/20/2063 ~		2,213	2,609

			18,155

Total United Kingdom (Cost $59,600)			55,130

UNITED STATES 7.7%
ASSET-BACKED SECURITIES 0.6%
Aames Mortgage Investment Trust 4.869% due 04/25/2036 •		$785	701
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.439% due 11/25/2034 ~		170	165
Argent Securities Trust 4.689% due 07/25/2036 •		651	563
Countrywide Asset-Backed Certificates Trust
4.869% due 02/25/2037 ~		2,846	2,729
5.514% due 11/25/2035 •		2,400	2,311
Credit-Based Asset Servicing & Securitization Trust 3.103% due 01/25/2037 ^þ		7,088	2,269
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 ^þ		160	54
6.672% due 06/25/2036 ^þ		243	72
GSAA Home Equity Trust 6.502% due 11/25/2036 þ		1,049	413
Home Equity Asset Trust 5.739% due 02/25/2033 ~		79	75
MASTR Asset-Backed Securities Trust 5.089% due 09/25/2034 •		161	130
Morgan Stanley ABS Capital, Inc. Trust
5.154% due 01/25/2035 •		23	21
5.184% due 03/25/2034 ~		2,412	2,324
Morgan Stanley Mortgage Loan Trust
5.109% due 04/25/2037 •		241	72
6.000% due 02/25/2037 ^~		57	35
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.539% due 07/25/2036 •		430	387
Option One Mortgage Loan Trust
4.609% due 04/25/2037 ~		586	405
4.609% due 05/25/2037 •		237	145
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.169% due 09/25/2035 ~		1,600	1,336
RAAC Trust 5.089% due 02/25/2046 ~		164	163
Saxon Asset Securities Trust 4.699% due 09/25/2037 •		310	292
Soundview Home Loan Trust
4.914% due 03/25/2036 ~		530	524

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.289% due 10/25/2037 •	738	576

		15,762

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(c)(h)	2,865,490	311

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.7%
DAE Funding LLC
1.625% due 02/15/2024	$2,300	2,184
2.625% due 03/20/2025	1,800	1,686
Pricoa Global Funding 4.200% due 08/28/2025	450	441
Rio Oil Finance Trust
8.200% due 04/06/2028	4,511	4,578
9.250% due 07/06/2024	1,892	1,921
9.750% due 01/06/2027	4,643	4,830
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)	8,185	5,174

		20,814

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	6,077	5,499

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust 3.611% due 11/25/2035 ^~	69	53
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	2,094	2,042
Banc of America Funding Trust
4.245% due 11/20/2035 ^~	74	65
6.388% due 04/25/2037 ^þ	98	87
BCAP LLC Trust 2.980% due 05/26/2037 ~	2,122	1,887
Bear Stearns Adjustable Rate Mortgage Trust
3.810% due 01/25/2035 ~	5	4
3.845% due 02/25/2036 ^~	33	29
Citigroup Mortgage Loan Trust
3.440% due 09/25/2035 •	27	25
3.693% due 07/25/2046 ^~	40	36
CitiMortgage Alternative Loan Trust 5.039% due 10/25/2036 ~	522	440
Countrywide Alternative Loan Trust
4.739% due 05/25/2036 ^~	495	219
5.029% due 11/25/2035 •	92	73
5.750% due 03/25/2037 ^•	88	51
6.250% due 11/25/2036 ^	60	45
Countrywide Home Loan Mortgage Pass-Through Trust
2.900% due 04/20/2036 ^~	7	6
3.255% due 02/25/2047 ^~	45	39
3.537% due 03/25/2037 ^~	34	30
3.632% due 09/25/2047 ^~	22	19
Credit Suisse Mortgage Capital Certificates 3.276% due 11/30/2037 ~	700	640
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	537	331
Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~	4,385	3,404
1.756% due 10/25/2066 ~	2,481	2,042
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.914% due 10/25/2035 ~	6	6
5.500% due 12/25/2035 ^	103	87
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	60	53
6.386% due 10/25/2036 ^þ	60	53
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	7,200	7,098
GSMPS Mortgage Loan Trust 4.739% due 01/25/2036 •	139	115
HarborView Mortgage Loan Trust 3.321% due 08/19/2036 ^~	4	4
Impac CMB Trust 5.029% due 03/25/2035 ~	85	78

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

IndyMac INDA Mortgage Loan Trust
3.141% due 11/25/2037 ~	622	507
3.380% due 08/25/2036 ~	115	91
IndyMac INDX Mortgage Loan Trust
3.038% due 10/25/2035 ~	75	59
3.129% due 06/25/2036 ~	83	65
4.689% due 06/25/2037 ^•	109	44
4.749% due 02/25/2037 •	437	413
JP Morgan Mortgage Trust
3.407% due 08/25/2035 ~	36	34
3.416% due 04/25/2035 ~	1	1
3.763% due 11/25/2035 ^~	30	25
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	127	119
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	1,034	960
Lehman XS Trust
4.769% due 09/25/2046 •	1,732	1,445
4.889% due 08/25/2037 •	3,009	2,692
Luminent Mortgage Trust 4.749% due 12/25/2036 ^~	25	22
MASTR Alternative Loan Trust 4.789% due 03/25/2036 ^•	131	15
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	835	644
6.500% due 07/25/2037 ^	288	230
Sequoia Mortgage Trust 2.976% due 01/20/2047 ^~	28	19
Structured Adjustable Rate Mortgage Loan Trust
3.530% due 11/25/2035 ^~	27	24
3.637% due 09/25/2036 ^~	132	89
6.709% due 10/25/2037 ^~	71	63
SunTrust Adjustable Rate Mortgage Loan Trust 3.691% due 10/25/2037 ^~	345	301
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	568	19
WaMu Mortgage Pass-Through Certificates Trust
2.710% due 01/25/2037 ^~	74	64
2.766% due 04/25/2037 ^~	48	42
3.122% due 03/25/2036 ~	780	702
3.347% due 05/25/2037 ^~	97	76
3.372% due 12/25/2036 ^~	133	118
4.759% due 05/25/2034 ~	72	67
Wells Fargo Mortgage-Backed Securities Trust 4.479% due 10/25/2036 ~	217	198

		28,209

U.S. GOVERNMENT AGENCIES 0.5%
Israel Government AID Bond 5.500% due 04/26/2024	100	101
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051	6,300	5,336
3.500% due 02/01/2053	7,900	7,183

		12,620

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
1.750% due 08/15/2041 (l)	24,600	16,847
2.375% due 02/15/2042 (j)	21,300	16,273
3.250% due 05/15/2042 (j)(n)	61,900	54,298
U.S. Treasury Notes
3.125% due 08/31/2029 (j)(l)(n)	47,100	44,720

		132,138

	SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(h)	3	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total United States (Cost $237,443)			215,353

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.0%
SOVEREIGN ISSUES 0.0%
Uruguay Government International Bond
5.100% due 06/18/2050		$200	197
7.875% due 01/15/2033		950	1,187

Total Uruguay (Cost $1,361)			1,384

UZBEKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Uzbekistan International Bond 5.375% due 02/20/2029		$5,000	4,647

Total Uzbekistan (Cost $4,531)			4,647

VENEZUELA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$51,899	2,530
5.500% due 04/12/2037 ^(b)		19,263	940
6.000% due 05/16/2024 ^(b)		2,800	143

			3,613

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		19,240	1,732
7.650% due 04/21/2025 ^(b)		10,109	885
8.250% due 10/13/2024 ^(b)		21,739	1,902
9.000% due 05/07/2023 ^(b)		2,521	221
9.250% due 09/15/2027 ^(b)		7,540	716
9.250% due 05/07/2028 ^(b)		3,027	272
11.950% due 08/05/2031 ^(b)		6,580	625

			6,353

Total Venezuela (Cost $85,479)			9,966

VIETNAM 0.0%
SOVEREIGN ISSUES 0.0%
Vietnam Government International Bond 5.500% due 03/12/2028		$1,333	1,300

Total Vietnam (Cost $1,255)			1,300

VIRGIN ISLANDS (BRITISH) 0.6%
CORPORATE BONDS & NOTES 0.6%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		$13,800	13,511
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030		5,300	4,291
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024		200	199

Total Virgin Islands (British) (Cost $19,237)			18,001

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
8.500% due 04/14/2024 ^(b)		$3,100	1,423
8.970% due 07/30/2027 ^(b)		2,700	1,216
12.000% due 03/22/2028	ZMW	20,000	712

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Zambia (Cost $4,661)			3,351

SHORT-TERM INSTRUMENTS 11.3%
COMMERCIAL PAPER 0.1%
VW Credit, Inc. 4.750% due 01/25/2023		$2,700	2,691

REPURCHASE AGREEMENTS (i) 2.6%			72,582

HUNGARY TREASURY BILLS 1.1%
18.250% due 01/03/2023 (d)(e)	HUF	11,264,000	30,199

ISRAEL TREASURY BILLS 4.6%
1.778% due 05/03/2023 - 08/02/2023 (d)(e)	ILS	466,400	130,245

JAPAN TREASURY BILLS 2.7%
(0.119)% due 02/13/2023 (d)(e)	JPY	10,060,000	76,669

U.S. TREASURY BILLS 0.2%
4.189% due 02/16/2023 - 03/23/2023 (d)(e)(n)		$4,661	4,629

Total Short-Term Instruments (Cost $318,414)			317,015

Total Investments in Securities (Cost $3,624,980)			2,950,398

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		24,264	236

Total Short-Term Instruments (Cost $236)			236

Total Investments in Affiliates (Cost $236)			236

Total Investments 105.3% (Cost $3,625,216)			$2,950,634
Financial Derivative Instruments (k)(m) (0.3)%(Cost or Premiums, net $(10,078))			(9,259)
Other Assets and Liabilities, net (5.0)%			(138,837)

Net Assets 100.0%			$2,802,538

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$311	$311	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2071-06/10/2022	0	0	0.00

$311	$311	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	1.000%	12/21/2022	TBD(2)	EUR	14,618	Romanian Government International Bond 1.380% due 12/02/2029	$(15,540)	$15,647	$15,653
1.250	12/16/2022	TBD(2)	$2,434	Egypt Government International Bond 7.500% due 01/31/2027	(2,420)	2,434	2,436
FBF	(1.750)	11/04/2022	TBD(2)	8,593	Egypt Government International Bond 7.500% due 01/31/2027	(9,680)	8,593	8,594
(1.750)	12/16/2022	TBD(2)	9,763	Egypt Government International Bond 7.500% due 01/31/2027	(9,680)	9,763	9,772
NOM	4.000	12/30/2022	01/13/2023	25,823	Petroleos Mexicanos 5.950% due 01/28/2031	(25,889)	25,823	25,834
4.100	12/16/2022	01/03/2023	9,495	Petroleos Mexicanos 5.950% due 01/28/2031	(9,415)	9,495	9,514
RDR	4.100	01/03/2023	01/17/2023	9,420	Petroleos Mexicanos 5.950% due 01/28/2031	(9,414)	9,420	9,420

Total Repurchase Agreements	$(82,038)	$81,175	$81,223

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BOS	4.340%	12/08/2022	01/05/2023	(13,755)	$(13,798)
BPS	4.630	12/16/2022	TBD(4)	(14,188)	(14,221)
BRC	(1.350)	05/27/2022	TBD(4)	(5,061)	(5,019)
(0.850)	05/19/2022	TBD(4)	(4,006)	(3,985)
(0.850)	05/25/2022	TBD(4)	(3,006)	(2,991)
1.500	12/16/2022	TBD(4)	(4,652)	(4,655)
1.750	09/28/2022	TBD(4)	(2,828)	(2,832)
1.750	12/16/2022	TBD(4)	(1,192)	(1,193)
3.250	12/16/2022	TBD(4)	(1,461)	(1,463)
3.500	11/25/2022	TBD(4)	(4,015)	(4,028)
7.500	10/05/2022	TBD(4)	ZAR	(94,857)	(5,668)
DEU	4.350	12/07/2022	01/05/2023	$(3,673)	(3,685)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

FBF	1.750	12/16/2022	TBD(4)	(770)	(770)
JML	1.500	12/16/2022	02/03/2023	(1,277)	(1,278)
3.750	12/16/2022	02/03/2023	(1,356)	(1,359)
4.450	12/16/2022	02/03/2023	(9,210)	(9,230)
4.500	12/16/2022	02/03/2023	(9,979)	(10,002)
MEI	4.590	12/16/2022	01/06/2023	(2,030)	(2,034)
NOM	3.750	12/16/2022	TBD(4)	(4,730)	(4,739)
4.000	12/16/2022	TBD(4)	(986)	(988)
4.200	12/16/2022	TBD(4)	(451)	(452)
RCY	4.340	12/08/2022	01/05/2023	(23,625)	(23,699)

Total Reverse Repurchase Agreements	$(118,089)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)

Egypt (0.4)%
Sovereign Issues (0.4)%
Egypt Government International Bond	7.500%	01/31/2027	$13,000	$(13,043)	$(12,104)

Total Egypt (Cost $(13,043))	(12,104)

Mexico (1.3)%
Corporate Bonds & Notes (1.3)%
Petroleos Mexicanos	5.950%	01/28/2031	48,700	(47,762)	(38,217)

Total Mexico (Cost $(47,762))	(38,217)

Romania (0.6)%
Sovereign Issues (0.6)%
Romania Government International Bond	1.375%	12/02/2029	EUR	20,000	(23,433)	(15,952)

Total Romania (Cost $(23,433))	(15,952)

United States (0.9)%
U.S. Government Agencies (0.9)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	(4,797)	(4,534)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(7,803)	(7,314)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,208)	(5,249)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,487)	(9,576)

Total United States	(27,295)	(26,673)

Total Short Sales (3.2)%	$(111,533)	$(92,946)

(j)	Securities with an aggregate market value of $122,874 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(52,149) at a weighted average interest rate of 1.867%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $2,328 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	4,534	$509,154	$(4,345)	$0	$(638)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	418	56,143	(442)	0	(209)

$(4,787)	$0	$(847)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2023	205	$(25,400)	$772	$94	$(57)
Euro-Bund March Futures	03/2023	178	(25,328)	1,633	202	(90)
Euro-Buxl 30-Year Bond March Futures	03/2023	24	(3,474)	657	90	(15)
Japan Government 10-Year Bond March Futures	03/2023	74	(82,018)	1,506	113	0
U.S. Treasury 2-Year Note March Futures	03/2023	153	(31,377)	(42)	24	0
U.S. Treasury 5-Year Note March Futures	03/2023	695	(75,011)	211	60	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Ultra Treasury Note March Futures				03/2023	56		(6,624)	9		3	0

								$4,746		$586	$(162)

Total Futures Contracts								$(41)		$586	$(1,009)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Standard Chartered PLC	(1.000)%	Quarterly	12/20/2027	1.035%	EUR	9,400	$137	$(125)	$12	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2023	0.674%		$500	$0	$1	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.901		400	0	1	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.438		1,300	(90)	97	7	0	0

							$(90)	$99	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly		06/20/2026		$92	$(3)	$0	$(3)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		5,888	(211)	(17)	(228)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027		2,300	(190)	57	(133)	0	0

							$(404)	$40	$(364)	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$88,100	$(2,736)	$(1,482)	$(4,218)	$0	$(73)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024		84,300	3,475	2,167	5,642	83	0
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023	BRL	340,600	(233)	(3,242)	(3,475)	0	(2)
Pay	1-Year BRL-CDI	6.635	Maturity	01/02/2023		116,700	0	(1,058)	(1,058)	0	(1)
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024		238,700	0	790	790	1	0
Pay	1-Year BRL-CDI	11.415	Maturity	01/04/2027		53,800	0	(280)	(280)	0	0
Receive	1-Year BRL-CDI	13.015	Maturity	01/04/2027		31,300	0	(68)	(68)	0	0
Receive(6)	3-Month CNY-CNREPOFIX	2.750	Quarterly	03/15/2028	CNY	300,033	148	19	167	96	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		$22,300	(2,779)	423	(2,356)	0	(37)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		2,000	13	(276)	(263)	0	(4)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		3,300	52	(581)	(529)	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	33	93	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	45	181	4	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	900	900	10	0
Receive	6-Month CLP-CHILIBOR	6.700	Semi-Annual	12/28/2025	CLP	9,330,000	0	8	8	0	(5)
Receive	6-Month CLP-CHILIBOR	6.700	Semi-Annual	12/30/2025		2,933,000	0	2	2	0	(1)
Receive(6)	6-Month CLP-CHILIBOR	6.757	Semi-Annual	01/03/2026		9,234,400	0	(19)	(19)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.820	Semi-Annual	12/28/2027		2,634,400	0	4	4	0	(4)
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	4,600	479	135	614	24	0
Pay	28-Day MXN-TIIE	6.080	Lunar	02/26/2025	MXN	363,100	0	(1,385)	(1,385)	0	(29)
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025		193,600	0	(733)	(733)	0	(16)
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025		94,100	0	433	433	9	0
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025		370,700	0	1,642	1,642	35	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	86,400	0	391	391	8	0

$(1,385)	$(2,132)	$(3,517)	$272	$(181)

Total Swap Agreements	$(1,742)	$(2,118)	$(3,860)	$272	$(183)

(l)

Securities with an aggregate market value of $4,039 and cash of $23,202 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	HUF	1,313,885	$3,354	$0	$(168)
01/2023	$193	HUF	87,354	40	0
01/2023	ZAR	29,124	$1,639	0	(75)
02/2023	JPY	12,000,000	82,114	0	(9,793)
02/2023	PEN	30,600	7,793	0	(239)
03/2023	ZAR	41,587	2,355	0	(78)
BPS	01/2023	HUF	2,312,147	6,067	0	(132)
01/2023	$124	ILS	424	0	(3)
01/2023	280	ZAR	4,865	6	0
01/2023	ZAR	3,940	$227	0	(4)
03/2023	$13,735	MXN	274,215	143	0
05/2023	ILS	13,437	$4,168	318	0
07/2023	58,410	18,307	1,499	0
11/2023	18,843	5,443	0	(29)
BRC	02/2023	$14,280	JPY	1,940,000	579	0
09/2023	ZAR	294,419	$16,670	0	(308)
BSH	04/2023	BRL	398,700	73,434	11	(797)
CBK	01/2023	54,060	10,300	61	0
01/2023	PEN	10,935	2,723	0	(151)
01/2023	$2,674	EUR	2,522	27	0
01/2023	ZAR	92,733	$5,293	0	(155)
02/2023	$5,385	PEN	21,477	255	0
03/2023	ILS	18,186	$5,331	131	0
03/2023	MXN	274,339	13,984	100	0
03/2023	PEN	16,202	4,144	0	(95)
04/2023	42,862	10,715	0	(475)
04/2023	$1,396	PEN	5,627	73	0
05/2023	ILS	61,527	$19,218	1,588	0
05/2023	PEN	6,048	1,530	0	(46)
07/2023	ILS	154,409	48,195	3,761	0
08/2023	171,337	53,095	3,703	0
11/2023	48,733	14,562	411	0
11/2023	$1,870	EGP	60,349	166	0
CLY	01/2023	HUF	2,292,289	$5,833	0	(313)
DUB	07/2023	ILS	31,000	8,854	0	(81)
11/2023	EGP	123,365	4,342	182	0
GLM	01/2023	CNH	650	93	0	(1)
01/2023	HUF	1,347,050	3,449	0	(163)
01/2023	$10,144	BRL	54,060	95	0
01/2023	151	HUF	58,377	5	0
01/2023	159	PLN	806	25	0
02/2023	14	COP	62,662	0	(1)
03/2023	MXN	9,884	$481	0	(19)
04/2023	BRL	54,060	9,966	0	(98)
04/2023	DOP	115,627	2,102	84	0
05/2023	$15,415	PEN	61,336	566	0
11/2023	EGP	35,440	$1,257	61	0
11/2023	$4,146	EGP	126,142	108	0
JPM	01/2023	GBP	11,759	$14,199	0	(19)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023	HUF	706,959			1,803			0	(92)
	01/2023		$8,729		TRY	166,176			53	0
MBC	01/2023	EUR	201,729			$211,422			0	(4,611)
	01/2023	JPY	358,000			2,642			0	(87)
	01/2023		$1,202		EUR	1,128			6	0
	01/2023		1,113		JPY	146,300			3	0
	05/2023	CNH	205			$30			1	0
MYI	11/2023	EGP	28,883			1,024			49	0
SCX	01/2023		$1,162		EUR	1,091			6	0
	01/2023	ZMW	31,173			$1,728			5	0
	03/2023	AED	38,976			10,612			0	0
	04/2023	ZAR	141,503			7,692			0	(567)
SOG	01/2023		13,827			779			0	(34)
UAG	01/2023	GBP	3,787			4,656			77	0
	01/2023	HUF	3,332,969			8,691			0	(245)
	01/2023	TRY	165,004			8,241			0	(479)
	03/2023	ZAR	54,928			3,073			0	(137)
	09/2023		28,266			1,612			0	(18)
	11/2023	ILS	9,465			2,737			0	(12)

Total Forward Foreign Currency Contracts									$14,198	$(19,525)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	1.878%		$2,200	$72	$11	$83	$0
BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.878		900	30	4	34	0
BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.878		900	24	10	34	0
GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2027	0.512		18,700	(653)	275	0	(378)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.444		600	(2)	(4)	0	(6)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.444		2,100	(3)	(20)	0	(23)
MYC	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	4.882		100	17	(5)	12	0

								$(515)	$271	$163	$(407)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	3.220%		$800	$(121)	$8	$0	$(113)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.496		300	1	1	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.869		1,800	10	(1)	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588		21,200	(4)	137	133	0
	Montenegro Government International Bond «	1.000	Quarterly	06/20/2023	3.244	EUR	1,000	(77)	63	0	(14)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.906		$1,300	12	(8)	4	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.743		600	(25)	(7)	0	(32)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.985		4,100	(809)	220	0	(589)
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	2.505		10,100	(708)	60	0	(648)
	Chile Government International Bond	1.000	Quarterly	12/20/2023	0.411		1,100	3	4	7	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.537		5,100	6	41	47	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.991		2,500	(46)	48	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089		5,000	(91)	73	0	(18)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480		800	1	3	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640		2,000	(5)	19	14	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048		4,000	5	(10)	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305		5,000	(113)	48	0	(65)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.906		12,200	53	(12)	41	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627		700	2	1	3	0
	Poland Government International Bond	1.000	Quarterly	12/20/2027	1.183		2,000	(14)	(1)	0	(15)
	Romania Government International Bond	1.000	Quarterly	12/20/2023	1.172		1,500	(7)	5	0	(2)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Romania Government International Bond	1.000	Quarterly	12/20/2027	2.833	900	(65)	(4)	0	(69)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.985	300	(59)	16	0	(43)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	19.437	3,400	(480)	59	0	(421)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	3.159	900	(125)	6	0	(119)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.496	12,200	36	57	93	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.869	12,500	122	(58)	64	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.991	15,000	(286)	297	11	0
	Hungary Government International Bond	1.000	Quarterly	12/20/2023	0.906	5,200	(37)	44	7	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.906	7,000	52	(28)	24	0
	Poland Government International Bond	1.000	Quarterly	12/20/2027	1.183	2,200	(44)	27	0	(17)
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.464	2,000	16	(10)	6	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	1.172	900	(7)	6	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.343	11,200	121	(11)	110	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.368	3,876	41	7	48	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	2.505	700	(51)	6	0	(45)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.537	300	1	2	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	200	(2)	1	0	(1)
	Panama Government International Bond	1.000	Quarterly	12/20/2027	1.166	5,000	(123)	88	0	(35)
	Panama LA	1.000	Quarterly	06/20/2024	0.520	3,100	5	17	22	0
	Panama LA	1.000	Quarterly	12/20/2024	0.573	5,400	0	46	46	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.985	1,900	(377)	104	0	(273)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	300	(13)	1	0	(12)
FBF	Turkey Government International Bond	1.000	Quarterly	12/20/2023	3.559	3,900	(191)	99	0	(92)
GLM	Romania Government International Bond	1.000	Quarterly	12/20/2023	1.172	800	(3)	2	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	19.437	1,500	(311)	125	0	(186)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	3.220	900	(136)	9	0	(127)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.869	9,400	91	(43)	48	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	800	(12)	11	0	(1)
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.413	8,000	115	80	195	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2027	0.999	60,100	(1,165)	1,191	26	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	1,000	1	4	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	3,400	(143)	99	0	(44)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.906	15,400	94	(42)	52	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627	1,800	6	1	7	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.343	15,000	113	34	147	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.368	2,324	25	4	29	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.985	5,600	(1,093)	288	0	(805)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	300	(5)	7	2	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.343	900	10	(1)	9	0
JPM	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.991	7,500	(133)	138	5	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	4.287	5,600	(133)	50	0	(83)
	Poland Government International Bond	1.000	Quarterly	12/20/2027	1.183	5,000	(110)	72	0	(38)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.343	21,900	283	(69)	214	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	5,200	(84)	93	9	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.497	6,200	(217)	132	0	(85)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	3.559	5,800	(311)	174	0	(137)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	19.437	1,900	(377)	141	0	(236)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	3.159	1,800	(251)	14	0	(237)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.537	2,700	7	18	25	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.869	6,600	38	(4)	34	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	1,300	(1)	9	8	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	3,500	(13)	38	25	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	2,400	(83)	65	0	(18)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	2,800	(97)	60	0	(37)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.906	13,000	23	21	44	0
	Qatar Government International Bond	1.000	Quarterly	06/20/2027	0.451	8,000	119	63	182	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.343	11,100	60	49	109	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	4,700	(210)	28	0	(182)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.985	2,700	(534)	146	0	(388)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.906	1,200	10	(6)	4	0

							$(7,821)	$4,467	$1,880	$(5,234)

VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus JPY 1-Year ATM Realized Volatility	12.025%	Maturity	06/20/2023	$489	$0	$0	$0	$0

Total Swap Agreements							$(8,336)	$4,738	$2,043	$(5,641)

(n)

Securities with an aggregate market value of $18,213 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$8,038	$0	$8,038
Argentina
Sovereign Issues	0	48,948	0	48,948
Armenia
Sovereign Issues	0	4,398	0	4,398
Austria
Corporate Bonds & Notes	0	1,611	0	1,611
Azerbaijan
Corporate Bonds & Notes	0	28,591	0	28,591
Sovereign Issues	0	2,457	0	2,457
Bahamas
Sovereign Issues	0	7,644	0	7,644
Bahrain
Sovereign Issues	0	12,914	0	12,914
Belarus
Sovereign Issues	0	941	0	941
Benin
Sovereign Issues	0	7,083	0	7,083
Brazil
Corporate Bonds & Notes	0	62,734	0	62,734
Sovereign Issues	0	94,060	0	94,060
Cameroon
Sovereign Issues	0	10,698	0	10,698
Cayman Islands
Corporate Bonds & Notes	0	57,361	3,635	60,996
Chile
Corporate Bonds & Notes	0	35,289	0	35,289
Sovereign Issues	0	33,538	0	33,538
China
Corporate Bonds & Notes	0	386	0	386
Colombia
Corporate Bonds & Notes	0	17,136	0	17,136
Sovereign Issues	0	70,145	0	70,145
Costa Rica
Sovereign Issues	0	7,282	0	7,282
Dominican Republic
Sovereign Issues	0	60,610	0	60,610
Ecuador
Corporate Bonds & Notes	0	1,858	0	1,858
Sovereign Issues	0	29,822	0	29,822
Egypt
Sovereign Issues	0	72,733	0	72,733
El Salvador
Sovereign Issues	0	6,676	0	6,676
Ethiopia
Sovereign Issues	0	1,257	0	1,257
France
Corporate Bonds & Notes	0	3,267	0	3,267
Georgia
Corporate Bonds & Notes	0	177	0	177
Germany
Corporate Bonds & Notes	0	8,984	0	8,984
Ghana
Sovereign Issues	0	20,609	0	20,609
Guatemala
Sovereign Issues	0	24,585	0	24,585
Hong Kong
Corporate Bonds & Notes	0	22,751	0	22,751
Sovereign Issues	0	2,777	0	2,777
Hungary
Sovereign Issues	0	23,317	0	23,317
India
Corporate Bonds & Notes	0	20,679	0	20,679
Sovereign Issues	0	9,189	0	9,189
Indonesia
Corporate Bonds & Notes	0	99,628	0	99,628
Sovereign Issues	0	38,742	0	38,742
Ireland
Corporate Bonds & Notes	0	23,656	0	23,656
Israel
Corporate Bonds & Notes	0	32,276	0	32,276
Sovereign Issues	0	35,572	0	35,572
Ivory Coast
Loan Participations and Assignments	0	0	1,932	1,932
Sovereign Issues	0	27,581	0	27,581
Jamaica
Corporate Bonds & Notes	0	1,501	0	1,501
Jersey, Channel Islands
Corporate Bonds & Notes	0	14,012	0	14,012
Jordan
Sovereign Issues	0	13,387	0	13,387
Kazakhstan
Corporate Bonds & Notes	0	27,951	0	27,951
Sovereign Issues	0	2,690	0	2,690

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Kenya
Sovereign Issues	0	4,223	0	4,223
Lebanon
Sovereign Issues	0	515	0	515
Luxembourg
Corporate Bonds & Notes	0	19,629	1,017	20,646
Malaysia
Corporate Bonds & Notes	0	11,155	0	11,155
Mexico
Common Stocks	1	0	0	1
Corporate Bonds & Notes	0	165,024	0	165,024
Sovereign Issues	0	50,090	0	50,090
Mongolia
Sovereign Issues	0	7,036	0	7,036
Morocco
Corporate Bonds & Notes	0	8,499	0	8,499
Sovereign Issues	0	2,341	0	2,341
Namibia
Sovereign Issues	0	1,786	0	1,786
Netherlands
Corporate Bonds & Notes	0	22,108	0	22,108
Nigeria
Corporate Bonds & Notes	0	8,904	0	8,904
Sovereign Issues	0	56,296	0	56,296
Oman
Sovereign Issues	0	54,370	0	54,370
Pakistan
Sovereign Issues	0	8,126	0	8,126
Panama
Corporate Bonds & Notes	0	14,380	0	14,380
Sovereign Issues	0	43,759	0	43,759
Paraguay
Sovereign Issues	0	7,482	0	7,482
Peru
Corporate Bonds & Notes	0	22,663	0	22,663
Sovereign Issues	0	8,151	0	8,151
Philippines
Corporate Bonds & Notes	0	4,031	0	4,031
Sovereign Issues	0	15,401	0	15,401
Poland
Sovereign Issues	0	12,352	0	12,352
Qatar
Corporate Bonds & Notes	0	22,661	0	22,661
Loan Participations and Assignments	0	0	3,885	3,885
Sovereign Issues	0	16,036	0	16,036
Romania
Sovereign Issues	0	73,469	0	73,469
Russia
Corporate Bonds & Notes	0	2,001	0	2,001
Sovereign Issues	0	6,922	0	6,922
Rwanda
Sovereign Issues	0	1,764	0	1,764
Saudi Arabia
Corporate Bonds & Notes	0	29,897	0	29,897
Sovereign Issues	0	58,264	0	58,264
Senegal
Sovereign Issues	0	5,846	0	5,846
Serbia
Sovereign Issues	0	19,794	0	19,794
Singapore
Corporate Bonds & Notes	0	2,988	0	2,988
South Africa
Corporate Bonds & Notes	0	59,317	23,151	82,468
Loan Participations and Assignments	0	0	0	0
Sovereign Issues	0	46,096	0	46,096
South Korea
Corporate Bonds & Notes	0	12,014	0	12,014
Spain
Corporate Bonds & Notes	0	12,473	0	12,473
Sri Lanka
Sovereign Issues	0	12,932	0	12,932
Supranational
Corporate Bonds & Notes	0	7,180	0	7,180
Switzerland
Corporate Bonds & Notes	0	15,534	0	15,534
Tanzania
Loan Participations and Assignments	0	10,139	0	10,139
Thailand
Corporate Bonds & Notes	0	9,564	0	9,564
Tunisia
Sovereign Issues	0	9,094	0	9,094
Turkey
Corporate Bonds & Notes	0	4,572	0	4,572
Loan Participations and Assignments	0	14,414	0	14,414
Sovereign Issues	0	89,262	0	89,262
Ukraine

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Corporate Bonds & Notes	0	1,246	0	1,246
Sovereign Issues	0	18,090	0	18,090
United Arab Emirates
Corporate Bonds & Notes	0	20,838	0	20,838
Loan Participations and Assignments	0	0	10,582	10,582
Sovereign Issues	0	11,779	0	11,779
United Kingdom
Corporate Bonds & Notes	0	36,975	0	36,975
Non-Agency Mortgage-Backed Securities	0	18,155	0	18,155
United States
Asset-Backed Securities	0	15,762	0	15,762
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	20,814	0	20,814
Loan Participations and Assignments	0	0	5,499	5,499
Non-Agency Mortgage-Backed Securities	0	28,209	0	28,209
U.S. Government Agencies	0	12,620	0	12,620
U.S. Treasury Obligations	0	132,138	0	132,138
Uruguay
Sovereign Issues	0	1,384	0	1,384
Uzbekistan
Sovereign Issues	0	4,647	0	4,647
Venezuela
Corporate Bonds & Notes	0	3,613	0	3,613
Sovereign Issues	0	6,353	0	6,353
Vietnam
Sovereign Issues	0	1,300	0	1,300
Virgin Islands (British)
Corporate Bonds & Notes	0	18,001	0	18,001
Zambia
Sovereign Issues	0	3,351	0	3,351
Short-Term Instruments
Commercial Paper	0	2,691	0	2,691
Repurchase Agreements	0	72,582	0	72,582
Hungary Treasury Bills	0	30,199	0	30,199
Israel Treasury Bills	0	130,245	0	130,245
Japan Treasury Bills	0	76,669	0	76,669
U.S. Treasury Bills	0	4,629	0	4,629

$1	$2,900,385	$50,012	$2,950,398
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$236	$0	$0	$236

Total Investments	$237	$2,900,385	$50,012	$2,950,634

Short Sales, at Value - Liabilities
Mexico
Corporate Bonds & Notes	0	(38,217)	0	(38,217)
Egypt
Sovereign Issues	0	(12,104)	0	(12,104)
Romania
Sovereign Issues	0	(15,952)	0	(15,952)
United States
U.S. Government Agencies	0	(26,673)	0	(26,673)

$0	$(92,946)	$0	$(92,946)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	499	359	0	858
Over the counter	0	16,241	0	16,241

$499	$16,600	$0	$17,099
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(162)	(1,030)	0	(1,192)
Over the counter	0	(25,152)	(14)	(25,166)

$(162)	$(26,182)	$(14)	$(26,358)

Total Financial Derivative Instruments	$337	$(9,582)	$(14)	$(9,259)

Totals	$574	$2,797,857	$49,998	$2,848,429

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (2)

Investments in Securities, at Value
Brazil

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Corporate Bonds & Notes	$13,991	$4,219	$0	$136	$0	$(6,156)	$0	$(12,190)	$0	$0
Cayman Islands
Corporate Bonds & Notes	0	3,634	(174)	4	8	163	0	0	3,635	163
Ivory Coast
Loan Participations and Assignments	2,327	0	(211)	1	(38)	(147)	0	0	1,932	(162)
Jersey, Channel Islands
Corporate Bonds & Notes	13,837	0	0	23	0	152	0	(14,012)	0	0
Luxembourg
Corporate Bonds & Notes	0	983	0	6	0	28	0	0	1,017	28
Mexico	0	0	0	0	0	0	0	0	0	0
Qatar
Loan Participations and Assignments	0	3,890	0	0	0	(5)	0	0	3,885	(5)
South Africa
Corporate Bonds & Notes	27,231	0	0	0	0	(4,080)	0	0	23,151	(4,080)
Loan Participations and Assignments	9,648	6,089	(782)	303	0	(123)	0	(15,135)	0	0
Tanzania
Loan Participations and Assignments	901	0	(914)	0	0	13	0	0	0	0
United Arab Emirates
Loan Participations and Assignments	0	10,907	0	(20)	0	(305)	0	0	10,582	(305)
United States
Common Stocks	0	311	0	0	0	0	0	0	311	0
Loan Participations and Assignments	6,263	0	(467)	1	1	(299)	0	0	5,499	(317)
Non-Agency Mortgage-Backed Securities	900	0	(900)	0	0	0	0	0	0	0

	$75,098	$30,033	$(3,448)	$454	$(29)	$(10,759)	$0	$(41,337)	$50,012	$(4,678)
Financial Derivative Instruments - Assets
Over the counter	$2,926	$0	$0	$0	$0	$(2,926)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(81)	$0	$8	$0	$0	$58	$0	$0	$(14)	$0

Totals	$77,943	$30,033	$(3,440)	$454	$(29)	$(13,626)	$0	$(41,337)	$49,998	$(4,678)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes		$3,635	Proxy Pricing			Base Price			99.500	—
Ivory Coast
Loan Participations and Assignments		1,932	Indicative Market Quotation			Price			95.500	—
Luxembourg
Corporate Bonds & Notes		1,017	Discounted Cash Flow			Discount Rate			14.500	—
Qatar
Loan Participations and Assignments		3,885	Third Party Vendor			Broker Quote			99.625	—
South Africa
Corporate Bonds & Notes		23,151	Discounted Cash Flow			Discount Rate			9.760	—
United Arab Emirates
Loan Participations and Assignments		10,582	Third Party Vendor			Broker Quote			99.000	—
United States
Common Stocks		311	Market Comparable Valuation			EBITDA Multiple		X	4.400	—
Loan Participations and Assignments		5,499	Indicative Market Quotation			Price			90.500	—
Financial Derivative Instruments - Liabilities
Over the counter		(14)	Indicative Market Quotation			Broker Quote			(1.355)	—

Total		$49,998

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2022 (Unaudited)

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.4% ¤
ARGENTINA 0.4%
CORPORATE BONDS & NOTES 0.4%
MSU Energy SA 6.875% due 02/01/2025		$300	$204
YPF SA 6.950% due 07/21/2027		200	142

			346

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		6	1
1.500% due 07/09/2035 þ		3	1

			2

Total Argentina (Cost $410)			348

AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sappi Papier Holding GmbH 7.500% due 06/15/2032		$200	181

Total Austria (Cost $186)			181

AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$434	446

Total Azerbaijan (Cost $475)			446

BERMUDA 0.8%
CORPORATE BONDS & NOTES 0.8%
Credicorp Ltd. 2.750% due 06/17/2025		$400	374
Geopark Ltd. 5.500% due 01/17/2027		500	431

Total Bermuda (Cost $872)			805

BRAZIL 2.5%
CORPORATE BONDS & NOTES 2.1%
Braskem Netherlands Finance BV 4.500% due 01/10/2028		$400	360
CSN Inova Ventures 6.750% due 01/28/2028		500	478
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (d)(f)		1,122	3
Suzano Austria GmbH 7.000% due 03/16/2047		300	300
Vale Overseas Ltd.
3.750% due 07/08/2030		300	263
6.875% due 11/21/2036		200	211
Vale SA 3.202% due 12/29/2049 ~(f)	BRL	5,700	403

			2,018

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2023 (d)		2,400	427

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	SHARES
WARRANTS 0.0%
OAS SA - Exp. 01/21/2039 «(h)	131,712	0

Total Brazil (Cost $2,775)		2,445

CANADA 0.6%
COMMON STOCKS 0.2%
Frontera Energy Corp. (c)	16,190	148

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.4%
Canacol Energy Ltd. 5.750% due 11/24/2028	$400	354

Total Canada (Cost $1,786)		502

CAYMAN ISLANDS 12.2%
CORPORATE BONDS & NOTES 12.2%
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	$500	425
Country Garden Holdings Co. Ltd. 7.250% due 04/08/2026	300	192
Emaar Sukuk Ltd. 3.875% due 09/17/2029	500	464
EMG SUKUK Ltd. 4.564% due 06/18/2024	300	296
Fab Sukuk Co. Ltd. 2.500% due 01/21/2025	800	760
Goodman HK Finance 3.000% due 07/22/2030	400	333
Health & Happiness H&H International Holdings Ltd. 5.625% due 10/24/2024	600	533
IHS Holding Ltd. 5.625% due 11/29/2026	500	417
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024	11	11
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)	400	56
9.750% due 09/28/2023 ^(b)	1,000	141
MAF Sukuk Ltd. 4.638% due 05/14/2029	500	488
Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	322
5.625% due 07/17/2027	300	258
5.750% due 07/21/2028	300	251
MGM China Holdings Ltd. 5.375% due 05/15/2024	500	483
New Metro Global Ltd. 6.800% due 08/05/2023	600	555
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (d)	2,121	3
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 (a)	173	5
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 (a)	1,176	28
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 (a)	695	20
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025	800	237
QNB Finance Ltd.
2.625% due 05/12/2025	400	379
2.750% due 02/12/2027	300	276
3.500% due 03/28/2024	600	588
SA Global Sukuk Ltd. 2.694% due 06/17/2031	600	514
Sands China Ltd.
3.750% due 08/08/2031	200	158
4.875% due 06/18/2030	600	528
5.625% due 08/08/2025	600	574
SNB Funding Ltd.
2.750% due 10/02/2024	400	383

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

2.900% due 01/29/2027		400	371
Sunac China Holdings Ltd. 6.500% due 01/10/2025 ^(b)		900	197
Wynn Macau Ltd.
4.875% due 10/01/2024		400	378
5.500% due 01/15/2026		300	276
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031		600	436
Zhongsheng Group Holdings Ltd. 3.000% due 01/13/2026		400	358

Total Cayman Islands (Cost $17,140)			11,694

CHILE 3.6%
CORPORATE BONDS & NOTES 3.1%
Alfa Desarrollo SpA 4.550% due 09/27/2051		$598	455
Banco de Chile 2.990% due 12/09/2031		800	682
Banco de Credito e Inversiones SA 3.500% due 10/12/2027		500	461
Banco Santander Chile 2.700% due 01/10/2025		800	760
Celulosa Arauco y Constitucion SA 5.500% due 04/30/2049		300	268
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		66	61
Inversiones CMPC SA 3.000% due 04/06/2031		300	252

			2,939

SOVEREIGN ISSUES 0.5%
Chile Government International Bond 4.340% due 03/07/2042		600	509

Total Chile (Cost $3,693)			3,448

CHINA 0.6%
CORPORATE BONDS & NOTES 0.6%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)		$400	15
Yunda Holding Investment Ltd. 2.250% due 08/19/2025		600	531

Total China (Cost $1,006)			546

COLOMBIA 1.4%
CORPORATE BONDS & NOTES 1.4%
Ecopetrol SA
4.625% due 11/02/2031		$500	383
5.875% due 05/28/2045		700	489
6.875% due 04/29/2030		550	500

Total Colombia (Cost $1,973)			1,372

GUATEMALA 0.6%
CORPORATE BONDS & NOTES 0.6%
CT Trust 5.125% due 02/03/2032		$600	528

Total Guatemala (Cost $587)			528

HONG KONG 2.5%
CORPORATE BONDS & NOTES 2.5%
AIA Group Ltd.
3.600% due 04/09/2029		$600	546
5.625% due 10/25/2027		300	306
Fortune Star BVI Ltd. 4.350% due 05/06/2023	EUR	300	296
Huarong Finance Co. Ltd. 5.500% due 01/16/2025		$500	475
Lenovo Group Ltd. 3.421% due 11/02/2030		200	159

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

MTR Corp. Ltd. 1.625% due 08/19/2030		400	318
Yanlord Land HK Co. Ltd. 5.125% due 05/20/2026		400	335

Total Hong Kong (Cost $2,631)			2,435

INDIA 3.3%
CORPORATE BONDS & NOTES 3.3%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$300	230
Bharti Airtel Ltd. 4.375% due 06/10/2025		500	486
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		400	344
JSW Steel Ltd. 5.050% due 04/05/2032		400	317
Muthoot Finance Ltd. 4.400% due 09/02/2023		200	197
ONGC Videsh Vankorneft Pte. Ltd. 3.750% due 07/27/2026		500	467
Reliance Industries Ltd. 2.875% due 01/12/2032		600	487
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	192
Shriram Finance Ltd. 4.150% due 07/18/2025		234	216
State Bank of India 1.800% due 07/13/2026		300	266

Total India (Cost $3,569)			3,202

INDONESIA 4.4%
CORPORATE BONDS & NOTES 4.4%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$400	392
Bank Negara Indonesia Persero Tbk PT 3.750% due 03/30/2026		500	465
Bank Rakyat Indonesia Persero Tbk PT 3.950% due 03/28/2024		600	589
Cikarang Listrindo Tbk PT 4.950% due 09/14/2026		300	281
Freeport Indonesia PT
4.763% due 04/14/2027		600	579
6.200% due 04/14/2052		400	350
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039		341	301
Medco Oak Tree Pte. Ltd. 7.375% due 05/14/2026		400	382
Pertamina Persero PT 5.625% due 05/20/2043		400	369
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375% due 02/05/2030		600	510

Total Indonesia (Cost $4,576)			4,218

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(b)		$900	56
Novolipetsk Steel Via Steel Funding DAC 1.450% due 06/02/2026	EUR	300	217
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025 ^(b)		$800	65

Total Ireland (Cost $2,058)			338

ISRAEL 6.2%
CORPORATE BONDS & NOTES 5.6%
Bank Hapoalim BM 3.255% due 01/21/2032 •(g)		$700	605
Bank Leumi Le-Israel BM
3.275% due 01/29/2031 •		969	862
5.125% due 07/27/2027		200	199
Energean Israel Finance Ltd.
4.500% due 03/30/2024		300	290
4.875% due 03/30/2026		200	186

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.375% due 03/30/2028		200	180
ICL Group Ltd. 6.375% due 05/31/2038		300	295
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		800	703
4.250% due 08/14/2028		800	758
Leviathan Bond Ltd.
6.125% due 06/30/2025		300	294
6.500% due 06/30/2027		500	487
Mizrahi Tefahot Bank Ltd. 3.077% due 04/07/2031 •		600	529

			5,388

SOVEREIGN ISSUES 0.6%
Israel Government International Bond 1.500% due 11/30/2023	ILS	2,000	558

Total Israel (Cost $6,584)			5,946

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	200	212
5.823% due 01/28/2029 •		200	212

Total Jersey, Channel Islands (Cost $447)			424

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		$400	287

Total Kazakhstan (Cost $397)			287

LUXEMBOURG 1.5%
CORPORATE BONDS & NOTES 1.5%
Andrade Gutierrez International SA 11.000% due 05/20/2049		$1	0
Guara Norte SARL 5.198% due 06/15/2034		546	463
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		200	191
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(b)(g)		900	121
Severstal OAO Via Steel Capital SA 3.150% due 09/16/2024 ^(b)		700	105
Unigel Luxembourg SA 8.750% due 10/01/2026		600	598

Total Luxembourg (Cost $2,979)			1,478

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 1.2%
Axiata Spv5 Labuan Ltd. 3.064% due 08/19/2050		$600	400
Misc Capital Two Labuan Ltd. 3.625% due 04/06/2025		500	476
Petronas Capital Ltd. 3.404% due 04/28/2061		400	278

Total Malaysia (Cost $1,105)			1,154

MAURITIUS 2.1%
CORPORATE BONDS & NOTES 2.1%
Greenko Dutch BV 3.850% due 03/29/2026		$287	249
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		400	377
HTA Group Ltd. 7.000% due 12/18/2025		350	326
India Green Energy Holdings 5.375% due 04/29/2024		800	770
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024		300	293

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Mauritius (Cost $2,108)			2,015

MEXICO 5.0%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		172,487	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.0%
America Movil SAB de CV 5.375% due 04/04/2032		$300	271
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		700	661
Banco Mercantil del Norte SA 5.875% due 01/24/2027 •(f)		200	179
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		600	595
BBVA Bancomer SA 4.375% due 04/10/2024		500	494
Cibanco SA Ibm 4.962% due 07/18/2029		500	456
Fomento Economico Mexicano SAB de CV
1.000% due 05/28/2033	EUR	200	149
4.375% due 05/10/2043		$300	248
Grupo Bimbo SAB de CV 4.000% due 09/06/2049		300	228
Industrias Penoles SAB de CV 4.750% due 08/06/2050		500	414
Metalsa SA de CV 3.750% due 05/04/2031		500	394
Petroleos Mexicanos
5.950% due 01/28/2031		100	76
6.500% due 06/02/2041		300	196
6.750% due 09/21/2047		300	192
Trust Fibra Uno 6.390% due 01/15/2050		300	243

			4,796

Total Mexico (Cost $6,861)			4,796

MOROCCO 0.8%
CORPORATE BONDS & NOTES 0.8%
OCP SA
5.125% due 06/23/2051		$600	457
6.875% due 04/25/2044		300	285

Total Morocco (Cost $964)			742

MULTINATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
ATP Tower Holdings LLC 4.050% due 04/27/2026		$400	353
Digicel International Finance Ltd. 8.750% due 05/25/2024		194	167
GEMS MENASA Cayman Ltd. 7.125% due 07/31/2026		500	482

Total Multinational (Cost $1,068)			1,002

NETHERLANDS 3.5%
CORPORATE BONDS & NOTES 3.5%
DTEK Energy BV (3.500% Cash and 3.500% PIK) 7.000% due 12/31/2027 (a)		$572	158
IHS Netherlands Holdco BV 8.000% due 09/18/2027		400	354
Metinvest BV
5.625% due 06/17/2025	EUR	400	238
8.500% due 04/23/2026		$300	160

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NE Property BV 1.875% due 10/09/2026	EUR	500	451
NGD Holdings BV 6.750% due 12/31/2026		$221	103
Prosus NV
3.061% due 07/13/2031		300	232
3.257% due 01/19/2027		300	269
3.832% due 02/08/2051		200	121
4.987% due 01/19/2052		300	213
Teva Pharmaceutical Finance Netherlands BV 3.750% due 05/09/2027	EUR	1,100	1,023

Total Netherlands (Cost $4,663)			3,323

NIGERIA 0.3%
CORPORATE BONDS & NOTES 0.3%
SEPLAT Energy PLC 7.750% due 04/01/2026		$300	242

Total Nigeria (Cost $308)			242

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 6.250% due 01/25/2031		$200	202

Total Oman (Cost $200)			202

PERU 2.1%
CORPORATE BONDS & NOTES 2.1%
Banco de Credito del Peru SA 2.700% due 01/11/2025		$600	569
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		600	547
InRetail Consumer 3.250% due 03/22/2028		600	517
Peru LNG SRL 5.375% due 03/22/2030		400	334

Total Peru (Cost $2,220)			1,967

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Petron Corp. 5.950% due 04/19/2026 •(f)		$200	172
SMC Global Power Holdings Corp. 5.450% due 12/09/2026 •(f)		200	134

Total Philippines (Cost $294)			306

QATAR 0.8%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc. 6.067% due 12/31/2033		$276	285
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		453	458

Total Qatar (Cost $807)			743

ROMANIA 0.3%
SOVEREIGN ISSUES 0.3%
Romania Government International Bond 4.625% due 04/03/2049	EUR	400	311

Total Romania (Cost $305)			311

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA 3.100% due 06/25/2027 ^(b)		$800	120

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Russia (Cost $811)			120

SAUDI ARABIA 1.4%
CORPORATE BONDS & NOTES 1.4%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$700	578
4.250% due 04/16/2039		800	718

Total Saudi Arabia (Cost $1,464)			1,296

SINGAPORE 2.0%
CORPORATE BONDS & NOTES 2.0%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$700	684
BOC Aviation Ltd. 1.750% due 01/21/2026		600	540
GLP Pte Ltd. 4.500% due 05/17/2026 •(f)		200	103
GLP Pte. Ltd. 3.875% due 06/04/2025		200	163
Oversea-Chinese Banking Corp. Ltd. 4.250% due 06/19/2024		400	395

Total Singapore (Cost $1,874)			1,885

SOUTH AFRICA 4.0%
		SHARES
COMMON STOCKS 0.3%
Petra Diamonds Ltd. (c)		218,666	251

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.7%
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$400	349
6.500% due 04/15/2040		400	384
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	18,200	1,055
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		$600	598
Sasol Financing USA LLC
5.875% due 03/27/2024		400	392
6.500% due 09/27/2028		800	728

			3,506

Total South Africa (Cost $4,125)			3,757

SOUTH KOREA 5.3%
CORPORATE BONDS & NOTES 4.5%
Hana Bank 3.250% due 03/30/2027		$400	373
Kookmin Bank 2.500% due 11/04/2030		700	559
LG Chem Ltd. 3.625% due 04/15/2029		700	640
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026		500	467
Shinhan Card Co. Ltd. 2.500% due 01/27/2027		600	526
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		800	715
SK Hynix, Inc. 1.500% due 01/19/2026		400	347
Woori Bank
4.750% due 04/30/2024		400	394

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.125% due 08/06/2028		300	282

			4,303

SOVEREIGN ISSUES 0.8%
Korea Electric Power Corp. 5.375% due 04/06/2026		200	202
Korea Hydro & Nuclear Power Co. Ltd. 4.250% due 07/27/2027		600	578

			780

Total South Korea (Cost $5,444)			5,083

THAILAND 1.7%
CORPORATE BONDS & NOTES 1.7%
Bangkok Bank PCL 4.300% due 06/15/2027		$900	868
GC Treasury Center Co. Ltd. 2.980% due 03/18/2031		250	202
Kasikornbank PCL 3.343% due 10/02/2031 •		300	264
Thaioil Treasury Center Co. Ltd. 3.750% due 06/18/2050		500	311

Total Thailand (Cost $1,633)			1,645

TURKEY 1.0%
CORPORATE BONDS & NOTES 0.5%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$526	461

SOVEREIGN ISSUES 0.5%
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		500	508

Total Turkey (Cost $958)			969

UKRAINE 0.2%
CORPORATE BONDS & NOTES 0.1%
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/2025		$200	112

SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
4.375% due 01/27/2032 ^(b)	EUR	200	40
7.750% due 09/01/2026 ^(b)		$200	43

			83

Total Ukraine (Cost $565)			195

UNITED ARAB EMIRATES 2.7%
CORPORATE BONDS & NOTES 2.7%
Abu Dhabi Commercial Bank PJSC 3.500% due 03/31/2027		$400	379
Abu Dhabi National Energy Co. PJSC 2.000% due 04/29/2028		600	534
Kuwait Projects Co. SPC Ltd. 4.500% due 02/23/2027		500	422
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		200	212
NBK SPC Ltd. 1.625% due 09/15/2027 •		1,200	1,057

Total United Arab Emirates (Cost $2,772)			2,604

UNITED KINGDOM 2.1%
CORPORATE BONDS & NOTES 1.7%
Antofagasta PLC
2.375% due 10/14/2030		$200	161
5.625% due 05/13/2032		300	295
Fresnillo PLC 4.250% due 10/02/2050		500	394

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Gazprom PJSC via Gaz Finance PLC 1.500% due 02/17/2027	EUR	200	146
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		$200	196
Standard Chartered PLC 7.767% due 11/16/2028 •		200	212
Tullow Oil PLC 10.250% due 05/15/2026		283	227

			1,631

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding PLC 3.735% due 01/17/2059 •	GBP	95	110
Polaris PLC 4.682% due 05/27/2057 •		50	60
RMAC PLC 4.206% due 06/12/2046 ~		52	63
Rochester Financing PLC 4.126% due 12/18/2044 •		72	84
Tower Bridge Funding PLC 4.151% due 12/20/2063 ~		92	109

			426

Total United Kingdom (Cost $2,272)			2,057

UNITED STATES 7.1%
ASSET-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		$232	121
Countrywide Asset-Backed Certificates Trust 4.609% due 09/25/2037 ^•		19	20
JP Morgan Mortgage Acquisition Corp. 5.364% due 12/25/2035 •		700	626
NovaStar Mortgage Funding Trust 4.589% due 09/25/2037 ~		98	95

			862

CORPORATE BONDS & NOTES 4.3%
BOC Aviation USA Corp. 1.625% due 04/29/2024		300	285
Hikma Finance USA LLC 3.250% due 07/09/2025		700	651
Invepar Holdings LLC 1.000% due 12/31/2049 «(h)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		700	598
Rio Oil Finance Trust
8.200% due 04/06/2028		1,064	1,080
9.750% due 01/06/2027		739	769
Stillwater Mining Co. 4.000% due 11/16/2026		800	707

			4,090

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.619% due 10/25/2035 •		294	266
Citigroup Mortgage Loan Trust 3.790% due 08/25/2036 ~		183	160

			426

U.S. GOVERNMENT AGENCIES 0.9%
Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2053		900	887

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
1.375% due 11/15/2040		900	586

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

			586

Total United States (Cost $7,523)			6,851

VIRGIN ISLANDS (BRITISH) 1.3%
CORPORATE BONDS & NOTES 1.3%
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		$500	506
OAS Restructuring Ltd. 5.000% due 03/31/2035 «(h)	BRL	356	3
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$486	461
Studio City Finance Ltd. 5.000% due 01/15/2029		400	296

Total Virgin Islands (British) (Cost $1,479)			1,266

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (i) 0.5%			500

HUNGARY TREASURY BILLS 1.1%
18.250% due 01/03/2023 (d)(e)	HUF	391,000	1,048

ISRAEL TREASURY BILLS 0.5%
1.734% due 07/05/2023 (d)(e)	ILS	1,800	503

JAPAN TREASURY BILLS 2.4%
(0.163)% due 01/16/2023 (d)(e)	JPY	300,000	2,286

Total Short-Term Instruments (Cost $4,112)			4,337

Total Investments in Securities (Cost $110,079)			89,511

		SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III		331,739	3,223

Total Short-Term Instruments (Cost $3,223)			3,223

Total Investments in Affiliates (Cost $3,223)			3,223

Total Investments 96.8% (Cost $113,302)			$92,734
Financial Derivative Instruments (j)(k) (0.4)%(Cost or Premiums, net $(378))			(400)
Other Assets and Liabilities, net 3.6%			3,429

Net Assets 100.0%			$95,763

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Zero coupon security.
(e)							Coupon represents a yield to maturity.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Contingent convertible security.
(h)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049						11/16/2018	$0	$0	0.00%
OAS Restructuring Ltd. 5.000% due 03/31/2035						04/30/2019	14	3	0.00
OAS SA - Exp. 01/21/2039						04/30/2019	0	0	0.00

							$14	$3	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$500		U.S. Treasury Bills 0.000% due 06/08/2023	$(510)	$500	$500

Total Repurchase Agreements							$(510)	$500	$500

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(24) at a weighted average interest rate of 0.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2023	35	$7,178	$(1)	$0	$(5)
U.S. Treasury 5-Year Note March Futures				03/2023	22	2,374	(1)	0	(2)
U.S. Treasury 10-Year Note March Futures				03/2023	39	4,380	(10)	0	(6)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2023	2	269	1	0	(1)

							$(11)	$0	$(14)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	24	$(3,415)	$220	$27	$(12)
U.S. Ultra Treasury Note March Futures	03/2023	8	(946)	5	1	0

$225	$28	$(12)

Total Futures Contracts	$214	$28	$(26)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	9.564%	EUR	200	$13	$(39)	$(26)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-37 5-Year Index	1.000%	Quarterly	06/20/2027	$294	$(24)	$9	$(15)	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	2,100	(175)	53	(122)	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	700	(22)	28	6	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	3,700	16	15	31	0	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	2,600	(107)	71	(36)	2	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	1,100	(38)	52	14	3	0
iTraxx Europe Main 38 5-Year Index	1.000	Quarterly	12/20/2027	1,200	0	6	6	1	0

$(350)	$234	$(116)	$6	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	09/21/2024	$2,000	$85	$49	$134	$1	$0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027	ZAR	8,100	0	15	15	1	0
Pay	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027	24,300	(38)	(6)	(44)	0	(2)

$47	$58	$105	$2	$(2)

Total Swap Agreements	$(290)	$253	$(37)	$8	$(2)

Cash of $1,434 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2023	JPY	140,000	$969	$0	$(100)
BOA	02/2023	GBP	823	971	0	(25)
02/2023	ZAR	574	32	0	(2)
03/2023	$46	ZAR	809	1	0
BPS	01/2023	HUF	342,257	$895	0	(23)
01/2023	$62	EUR	58	0	0
02/2023	ZAR	4,470	$249	0	(13)
11/2023	ILS	1,296	374	0	(2)
BRC	01/2023	HUF	47,471	124	0	(3)
BSH	04/2023	BRL	4,800	876	0	(18)
07/2023	2,400	428	0	(11)
CBK	01/2023	910	173	1	0
01/2023	$310	EUR	290	1	0
07/2023	ILS	1,772	$553	43	0
GLM	01/2023	BRL	3,983	747	0	(7)
01/2023	$14	HKD	112	0	0
01/2023	ZAR	586	$33	0	(2)
04/2023	$734	BRL	3,983	7	0
05/2023	ZAR	2,019	$121	3	0
JPM	01/2023	$905	BRL	4,893	22	0
MBC	01/2023	EUR	3,668	$3,844	0	(84)
01/2023	JPY	160,000	1,107	0	(114)
01/2023	$261	EUR	245	2	0
01/2023	60	HKD	467	0	0
SCX	04/2023	ZAR	8,785	$478	0	(35)
UAG	01/2023	$3	HUF	1,272	0	0
01/2023	ZAR	4,480	$250	0	(13)
09/2023	$72	ZAR	1,268	1	0
11/2023	ILS	697	$202	0	(1)

Total Forward Foreign Currency Contracts	$81	$(453)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	0.807%	$800	$(20)	$25	$5	$0
QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.464	300	2	(1)	1	0
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	50	1	(1)	0	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	700	(33)	6	0	(27)
JPM	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.497	800	(28)	17	0	(11)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	300	(10)	6	0	(4)

$(88)	$52	$6	$(42)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus JPY 1-Year ATM Realized Volatility	12.025%	Maturity	06/20/2023	$17	$0	$0	$0	$0

Total Swap Agreements	$(88)	$52	$6	$(42)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$346	$0	$346
Sovereign Issues	0	2	0	2
Austria
Corporate Bonds & Notes	0	181	0	181
Azerbaijan
Corporate Bonds & Notes	0	446	0	446
Bermuda
Corporate Bonds & Notes	0	805	0	805
Brazil
Corporate Bonds & Notes	0	2,018	0	2,018
Sovereign Issues	0	427	0	427
Canada
Common Stocks	148	0	0	148
Corporate Bonds & Notes	0	354	0	354
Cayman Islands
Corporate Bonds & Notes	0	11,694	0	11,694
Chile
Corporate Bonds & Notes	0	2,939	0	2,939
Sovereign Issues	0	509	0	509
China
Corporate Bonds & Notes	0	546	0	546
Colombia
Corporate Bonds & Notes	0	1,372	0	1,372
Guatemala
Corporate Bonds & Notes	0	528	0	528
Hong Kong
Corporate Bonds & Notes	0	2,435	0	2,435
India
Corporate Bonds & Notes	0	3,202	0	3,202
Indonesia
Corporate Bonds & Notes	0	4,218	0	4,218
Ireland
Corporate Bonds & Notes	0	338	0	338
Israel
Corporate Bonds & Notes	0	5,388	0	5,388
Sovereign Issues	0	558	0	558
Jersey, Channel Islands
Corporate Bonds & Notes	0	424	0	424
Kazakhstan
Corporate Bonds & Notes	0	287	0	287
Luxembourg
Corporate Bonds & Notes	0	1,478	0	1,478
Malaysia
Corporate Bonds & Notes	0	1,154	0	1,154
Mauritius
Corporate Bonds & Notes	0	2,015	0	2,015
Mexico
Corporate Bonds & Notes	0	4,796	0	4,796
Morocco
Corporate Bonds & Notes	0	742	0	742
Multinational
Corporate Bonds & Notes	0	1,002	0	1,002
Netherlands
Corporate Bonds & Notes	0	3,323	0	3,323
Nigeria
Corporate Bonds & Notes	0	242	0	242
Oman
Sovereign Issues	0	202	0	202
Peru
Corporate Bonds & Notes	0	1,967	0	1,967
Philippines
Corporate Bonds & Notes	0	306	0	306
Qatar
Corporate Bonds & Notes	0	743	0	743
Romania
Sovereign Issues	0	311	0	311
Russia
Corporate Bonds & Notes	0	120	0	120
Saudi Arabia
Corporate Bonds & Notes	0	1,296	0	1,296

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Singapore
Corporate Bonds & Notes	0	1,885	0	1,885
South Africa
Common Stocks	251	0	0	251
Corporate Bonds & Notes	0	2,451	1,055	3,506
South Korea
Corporate Bonds & Notes	0	4,303	0	4,303
Sovereign Issues	0	780	0	780
Thailand
Corporate Bonds & Notes	0	1,645	0	1,645
Turkey
Corporate Bonds & Notes	0	461	0	461
Sovereign Issues	0	508	0	508
Ukraine
Corporate Bonds & Notes	0	112	0	112
Sovereign Issues	0	83	0	83
United Arab Emirates
Corporate Bonds & Notes	0	2,604	0	2,604
United Kingdom
Corporate Bonds & Notes	0	1,631	0	1,631
Non-Agency Mortgage-Backed Securities	0	426	0	426
United States
Asset-Backed Securities	0	862	0	862
Corporate Bonds & Notes	0	4,090	0	4,090
Non-Agency Mortgage-Backed Securities	0	426	0	426
U.S. Government Agencies	0	887	0	887
U.S. Treasury Obligations	0	586	0	586
Virgin Islands (British)
Corporate Bonds & Notes	0	1,263	3	1,266
Short-Term Instruments
Repurchase Agreements	0	500	0	500
Hungary Treasury Bills	0	1,048	0	1,048
Israel Treasury Bills	0	503	0	503
Japan Treasury Bills	0	2,286	0	2,286

$399	$88,054	$1,058	$89,511
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,223	$0	$0	$3,223

Total Investments	$3,622	$88,054	$1,058	$92,734

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	9	0	36
Over the counter	0	87	0	87

$27	$96	$0	$123
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(16)	0	(28)
Over the counter	0	(495)	0	(495)

$(12)	$(511)	$0	$(523)

Total Financial Derivative Instruments	$15	$(415)	$0	$(400)

Totals	$3,637	$87,639	$1,058	$92,334

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022(2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$612	$19	$0	$5	$0	$(224)	$0	$(412)	$0	$0
Warrants	2	0	0	0	0	(2)	0	0	0	(2)
Jersey, Channel Islands
Corporate Bonds & Notes	419	0	0	0	0	5	0	(424)	0	0
South Africa
Corporate Bonds & Notes	1,241	0	0	0	0	(186)	0	0	1,055	(186)
Loan Participations and Assignments	714	0	(729)	(25)	48	(8)	0	0	0	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Virgin Islands (British)
Corporate Bonds & Notes	4	0	0	0	0	(1)	0	0	3	(1)

	$2,992	$19	$(729)	$(20)	$48	$(416)	$0	$(836)	$1,058	$(189)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Totals	$2,992	$19	$(729)	$(20)	$48	$(416)	$0	$(836)	$1,058	$(189)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
South Africa
Corporate Bonds & Notes		1,055	Discounted Cash Flow			Discount Rate			9.760	—
Virgin Islands (British)
Corporate Bonds & Notes		3	Expected Recovery			Price		BRL	4.985	—

Total		$1,058

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.9% ¤
ARGENTINA 0.8%
SOVEREIGN ISSUES 0.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$8,456	$2,077
1.000% due 07/09/2029		217	58
1.400% due 03/25/2023	ARS	200	1
1.500% due 07/09/2035 þ		$6,899	1,619
15.500% due 10/17/2026	ARS	144,420	112
Autonomous City of Buenos Aires 72.986% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	309

Total Argentina (Cost $9,367)			4,176

AUSTRALIA 0.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 5.022% due 12/05/2059 ~		$96	96

Total Australia (Cost $96)			96

BAHAMAS 0.1%
SOVEREIGN ISSUES 0.1%
Bahamas Government International Bond 9.000% due 06/16/2029		$800	688

Total Bahamas (Cost $648)			688

BRAZIL 12.6%
CORPORATE BONDS & NOTES 0.6%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	193
Oi SA 5.358% (BZDIOVRA) due 02/25/2035 «~	BRL	1,010	862
Vale SA 3.202% due 12/29/2049 ~(h)		27,540	1,946

			3,001

SOVEREIGN ISSUES 12.0%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (e)		354,400	65,021
Brazil Notas do Tesouro Nacional 10.000% due 01/01/2025		1,400	254

			65,275

Total Brazil (Cost $70,726)			68,276

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.8%
Anchorage Capital CLO Ltd. 5.129% due 07/15/2030 ~		$2,450	2,417
MidOcean Credit CLO 5.445% due 01/29/2030 •		1,964	1,941

			4,358

CORPORATE BONDS & NOTES 0.2%
Alpha Star Holding Ltd. 6.625% due 04/18/2023		300	299
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (e)		91	75
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		500	70

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

9.750% due 09/28/2023 ^(b)		1,000	141
10.500% due 01/15/2025 ^(b)		1,200	169
10.875% due 07/23/2023 ^(b)		300	42
11.700% due 11/11/2025 ^(b)		1,100	155
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		100	99
Sunac China Holdings Ltd. 8.350% due 04/19/2023 ^(b)		500	110

			1,160

Total Cayman Islands (Cost $7,822)			5,518

CHILE 0.0%
SOVEREIGN ISSUES 0.0%
Bonos de la Tesoreria de la Republica en pesos 6.000% due 01/01/2043	CLP	120,000	157

Total Chile (Cost $151)			157

COLOMBIA 1.2%
CORPORATE BONDS & NOTES 0.6%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	10,460,000	1,932
8.375% due 11/08/2027		10,308,000	1,599

			3,531

SOVEREIGN ISSUES 0.6%
Bogota Distrito Capital 9.750% due 07/26/2028		60,000	10
Colombian TES
6.250% due 07/09/2036		4,243,700	506
9.250% due 05/28/2042		19,054,000	2,847
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		248,000	47

			3,410

Total Colombia (Cost $9,099)			6,941

CZECH REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Czech Republic Government International Bond 2.500% due 08/25/2028	CZK	68,200	2,628

Total Czech Republic (Cost $2,501)			2,628

DENMARK 1.4%
CORPORATE BONDS & NOTES 1.4%
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	5,669	608
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1,205	128
1.500% due 10/01/2053		2,772	296
Nykredit Realkredit AS
1.000% due 10/01/2050		11,405	1,210
1.000% due 10/01/2053		388	38
1.500% due 10/01/2053		38,007	4,157
Realkredit Danmark AS
1.000% due 10/01/2050		5,144	546
1.500% due 10/01/2053		7,466	821

Total Denmark (Cost $10,854)			7,804

DOMINICAN REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Dominican Republic Central Bank Notes 12.000% due 10/03/2025	DOP	93,600	1,600
Dominican Republic International Bond 8.900% due 02/15/2023		54,300	962

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Total Dominican Republic (Cost $2,634)			2,562

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Periama Holdings LLC 5.950% due 04/19/2026		$1,200	1,124

Total India (Cost $1,273)			1,124

INDONESIA 0.0%
SOVEREIGN ISSUES 0.0%
Indonesia Government International Bond 6.375% due 08/15/2028	IDR	418,000	27

Total Indonesia (Cost $26)			27

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.3%
Oak Hill European Credit Partners DAC 2.196% due 10/20/2031 •	EUR	1,450	1,506

Total Ireland (Cost $1,708)			1,506

ISRAEL 3.0%
CORPORATE BONDS & NOTES 0.3%
Leviathan Bond Ltd. 6.125% due 06/30/2025		$1,400	1,373

SOVEREIGN ISSUES 2.7%
Israel Government International Bond
0.150% due 07/31/2023	ILS	31,300	8,729
1.500% due 11/30/2023		14,200	3,964
4.250% due 03/31/2023		6,600	1,880

			14,573

Total Israel (Cost $16,149)			15,946

IVORY COAST 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Cote d'lvoire 6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,710	1,748

Total Ivory Coast (Cost $2,022)			1,748

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	1,900	2,018
5.823% due 01/28/2029 •		700	742

Total Jersey, Channel Islands (Cost $2,909)			2,760

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	749,000	1,550

Total Kazakhstan (Cost $2,288)			1,550

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$341	339
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		641	380
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(b)(i)		1,400	188

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Total Luxembourg (Cost $2,239)			907

MALAYSIA 5.4%
SOVEREIGN ISSUES 5.4%
Malaysia Government International Bond
3.757% due 04/20/2023	MYR	125,260	28,489
3.757% due 05/22/2040		1,000	211
Malaysia Government Investment Issue 4.130% due 07/09/2029		4,060	925

Total Malaysia (Cost $27,545)			29,625

MAURITIUS 0.5%
CORPORATE BONDS & NOTES 0.5%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$2,850	2,611

Total Mauritius (Cost $2,870)			2,611

MEXICO 1.1%
SOVEREIGN ISSUES 1.1%
Mexico Government International Bond
5.500% due 03/04/2027	MXN	33,300	1,492
5.750% due 03/05/2026		74,000	3,434
7.500% due 06/03/2027		4,500	217
8.500% due 05/31/2029		3,900	195
10.000% due 11/20/2036		10,000	549

Total Mexico (Cost $5,780)			5,887

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.5%
Prosus NV 3.680% due 01/21/2030		$1,600	1,334
Republic of Angola Via Avenir BV
9.687% (US0006M + 4.500%) due 12/07/2023 ~		360	354
12.639% (US0006M + 7.500%) due 07/01/2023 ~		1,132	1,141

			2,829

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Sigma Bidco BV 10.870% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	1,600	281

Total Netherlands (Cost $3,485)			3,110

PERU 2.0%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,180	3,488

SOVEREIGN ISSUES 1.4%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		28,000	7,208
Peru Government International Bond 5.940% due 02/12/2029		800	194

			7,402

Total Peru (Cost $11,980)			10,890

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
1.250% due 10/25/2030	PLN	1,900	292
2.750% due 10/25/2029		6,700	1,202

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Total Poland (Cost $1,432)			1,494

QATAR 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		$2,600	2,590

Total Qatar (Cost $2,585)			2,590

ROMANIA 0.0%
SOVEREIGN ISSUES 0.0%
Romania Government International Bond 4.750% due 10/11/2034	RON	200	32

Total Romania (Cost $33)			32

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	300	93
5.100% due 03/28/2035 ^(b)		$200	66

Total Russia (Cost $349)			159

SOUTH AFRICA 2.7%
CORPORATE BONDS & NOTES 1.0%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	56,800	3,291
Eskom Holdings SOC Ltd. 7.850% due 04/02/2026		37,000	2,074

			5,365

SOVEREIGN ISSUES 1.7%
South Africa Government International Bond
2.000% due 01/31/2025 (g)		60,100	3,444
10.500% due 12/21/2026		90,900	5,656

			9,100

Total South Africa (Cost $16,425)			14,465

TURKEY 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,556

Total Turkey (Cost $2,937)			2,556

UNITED KINGDOM 1.5%
CORPORATE BONDS & NOTES 0.7%
Jaguar Land Rover Automotive PLC 5.875% due 11/15/2024	EUR	1,100	1,114
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		$2,200	2,155
Standard Chartered PLC 7.776% due 11/16/2025 •		700	722

			3,991

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Canada Square Funding PLC 3.735% due 01/17/2059 •	GBP	476	553
Harbour PLC 3.944% due 01/28/2054 ~		500	576
Polaris PLC 4.682% due 05/27/2057 •		100	120
RMAC PLC 4.206% due 06/12/2046 ~		418	503
Rochester Financing PLC 4.126% due 12/18/2044 •		575	670
Stratton Mortgage Funding PLC 4.287% due 03/12/2052 •		136	164

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Tower Bridge Funding PLC 4.151% due 12/20/2063 ~		369	435
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (e)		0	1,334

			4,355

Total United Kingdom (Cost $8,572)			8,346

UNITED STATES 4.6%
ASSET-BACKED SECURITIES 2.9%
Bear Stearns Asset-Backed Securities Trust 3.644% due 07/25/2036 ~		$17	17
Citigroup Mortgage Loan Trust 4.449% due 07/25/2045 •		77	55
Countrywide Asset-Backed Certificates Trust
4.579% due 11/25/2037 ~		1,243	1,136
4.689% due 03/25/2047 ^~		126	123
Credit-Based Asset Servicing & Securitization LLC 4.164% due 07/25/2037 ~		24	16
Fremont Home Loan Trust 4.539% due 10/25/2036 ~		2,946	1,246
GE-WMC Mortgage Securities Trust 4.469% due 08/25/2036 •		23	11
GSAMP Trust 4.459% due 12/25/2036 ~		84	42
HSI Asset Loan Obligation Trust 4.136% due 12/25/2036 •		33	11
Humboldt Americas LLC 0.000% due 02/28/2023 «	COP	34,000,000	6,784
JP Morgan Mortgage Acquisition Corp. 4.899% due 02/25/2036 ^~		$399	387
MASTR Asset-Backed Securities Trust 4.439% due 01/25/2037 •		174	50
Morgan Stanley ABS Capital, Inc. Trust 5.154% due 01/25/2035 •		185	169
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 ^þ		1,079	252
OneMain Financial Issuance Trust 4.130% due 05/14/2035		1,800	1,700
RAAC Trust 5.089% due 02/25/2046 ~		2,278	2,255
Residential Asset Securities Corp. Trust 5.349% due 08/25/2035 •		318	311
Securitized Asset-Backed Receivables LLC Trust 4.509% due 12/25/2036 ^•		249	57
WaMu Asset-Backed Certificates WaMu Trust 4.629% due 05/25/2037 •		1,448	1,190

			15,812

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(c)(j)		710,158	77

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
Aviation Capital Group LLC 3.875% due 05/01/2023		$200	198
Colombia TES
1.000% due 11/26/2025	COP	4,158,000	736
1.000% due 08/26/2026		5,639,600	995
1.000% due 11/03/2027		2,089,000	327
1.000% due 07/09/2036		510,000	61
General Motors Financial Co., Inc. 4.738% (US0003M + 0.990%) due 01/05/2023 ~		$100	100
Rio Oil Finance Trust 9.250% due 07/06/2024		348	353

			2,770

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Banc of America Mortgage Trust 3.679% due 07/25/2034 ~		39	36
CitiMortgage Alternative Loan Trust 5.039% due 10/25/2036 ~		803	677

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Countrywide Alternative Loan Trust
3.377% due 10/25/2035 ^~		7	6
4.669% due 04/25/2047 ~		988	860
4.739% due 05/25/2036 ^~		1,269	561
4.949% due 12/25/2035 ~		36	31
Countrywide Home Loan Mortgage Pass-Through Trust
3.914% due 02/20/2036 ^~		23	17
4.929% due 04/25/2046 ~		369	107
Credit Suisse Mortgage Capital Trust 2.963% due 12/26/2059 ~		705	696
GSMPS Mortgage Loan Trust 4.739% due 01/25/2036 •		166	138
HarborView Mortgage Loan Trust 4.048% due 10/19/2035 ~		248	142
IndyMac INDX Mortgage Loan Trust 5.029% due 07/25/2045 ~		182	151
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		243	227
Mortgage Equity Conversion Asset Trust 5.140% due 05/25/2042 ~		893	779
New York Mortgage Trust 4.929% due 04/25/2035 •		1,554	1,470
Structured Asset Mortgage Investments Trust 4.739% due 04/19/2035 •		483	422
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		96	94
WaMu Mortgage Pass-Through Certificates Trust
3.293% due 03/25/2037 ~		56	51
4.759% due 05/25/2034 ~		176	165

			6,630

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
2.888% due 06/01/2043 •		48	46
2.889% due 07/01/2044 •		13	12
2.913% due 09/01/2035 •		42	42
3.522% due 11/01/2035 •		12	12
4.162% due 11/01/2035 •		13	13
Freddie Mac
3.981% due 08/01/2035 •		1	1
4.669% due 09/25/2031 •		43	42

			168

		SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 (j)		1	0

Total United States (Cost $31,339)			25,457

		PRINCIPAL AMOUNT (000s)
VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		$2,000	1,958

Total Virgin Islands (British) (Cost $1,979)			1,958

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond 12.000% due 03/22/2028	ZMW	7,800	278

Total Zambia (Cost $173)			278

SHORT-TERM INSTRUMENTS 53.8%
CERTIFICATES OF DEPOSIT 0.4%
Bancolombia SA
8.711% due 04/04/2023	COP	4,216,200	858
12.021% due 08/04/2023 «		3,132,000	633
12.860% due 02/25/2024 «		1,330,000	262

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

14.763% due 05/12/2023 «	1,297,200	267

		2,020

COMMERCIAL PAPER 12.5%
American Electric Power Co., Inc. 4.730% due 01/05/2023	$1,200	1,199
American Electric Power, Inc. 4.720% due 01/04/2023	2,200	2,199
Baxter International, Inc. 4.730% due 01/23/2023	1,500	1,495
CNH Industrial Capital LLC 4.950% due 02/21/2023	250	248
Constellation Brands, Inc.
5.000% due 01/10/2023	700	699
5.000% due 01/11/2023	800	799
5.000% due 01/17/2023	800	798
Crown Castle, Inc. 5.250% due 01/31/2023	2,300	2,290
Dominion Energy, Inc. 4.700% due 02/01/2023	4,100	4,082
Duke Energy Corp. 4.620% due 01/17/2023	500	499
Electricite de France SA 5.000% due 01/20/2023	3,400	3,391
Enbridge (US), Inc. 4.700% due 01/04/2023	900	899
Energy Transfer LP 5.080% due 01/05/2023	4,000	3,997
Entergy Corp.
4.700% due 01/12/2023	3,500	3,494
4.750% due 01/11/2023	300	300
Fiserv, Inc.
4.780% due 01/23/2023	1,200	1,196
4.820% due 02/01/2023	500	498
Hitachi America Capital Ltd. 4.700% due 01/04/2023	4,100	4,097
Humana, Inc.
4.850% due 01/10/2023	300	300
4.900% due 02/01/2023	1,550	1,543
4.930% due 02/06/2023	1,550	1,542
Medtronic Global Holdings SCA 4.750% due 01/27/2023	4,100	4,086
Mondelez International, Inc. 4.670% due 01/11/2023	250	250
National Grid North America, Inc.
4.780% due 01/23/2023	500	498
4.810% due 01/24/2023	400	399
ORACLE Corp.
4.760% due 01/27/2023	700	698
4.800% due 01/26/2023	500	498
Parker-Hannifin Corp.
4.700% due 01/18/2023	1,900	1,896
4.700% due 01/19/2023	1,500	1,496
Penske Truck Leasing Co. LP 4.700% due 01/11/2023	3,700	3,694
Targa Resources Corp. 5.250% due 01/13/2023	3,950	3,943
Thomson Reuters Corp. 4.770% due 01/25/2023	4,100	4,087
Virginia Electric & Power Co. 4.720% due 02/06/2023	2,300	2,289
VW Credit, Inc.
4.750% due 01/25/2023	500	498
4.800% due 01/26/2023	4,100	4,086
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023	2,000	1,997
4.950% due 01/18/2023	2,000	1,995

		67,975

REPURCHASE AGREEMENTS (k) 7.9%		43,268

SHORT-TERM NOTES 7.2%
Federal Home Loan Bank
4.320% due 01/06/2023 •	5,100	5,100
4.340% due 02/10/2023 •	5,200	5,200
4.345% due 02/23/2023 •	5,000	5,000

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Korea Monetary Stabilization Bond 3.890% due 11/09/2023	KRW	30,000,000	23,775

			39,075

ARGENTINA TREASURY BILLS 0.0%
(26.235)% due 05/19/2023 (e)(f)	ARS	32,461	99

HUNGARY TREASURY BILLS 3.1%
18.250% due 01/03/2023 (d)(e)	HUF	6,243,000	16,737

ISRAEL TREASURY BILLS 4.3%
0.632% due 02/08/2023 - 05/03/2023 (d)(e)	ILS	83,300	23,537

JAPAN TREASURY BILLS 15.7%
(0.202)% due 01/11/2023 - 01/16/2023 (d)(e)	JPY	11,245,000	85,688

U.S. TREASURY BILLS 2.7%
4.176% due 02/02/2023 - 03/23/2023 (d)(e)(n)		$14,964	14,882

Total Short-Term Instruments (Cost $283,036)			293,281

Total Investments in Securities (Cost $543,032)			527,153

		SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio		2,267,075	21,732
PIMCO Short-Term Floating NAV Portfolio III		19,404	189

Total Short-Term Instruments (Cost $22,861)			21,921

Total Investments in Affiliates (Cost $22,861)			21,921

Total Investments 100.9% (Cost $565,893)			$549,074
Financial Derivative Instruments (l)(m) 2.3%(Cost or Premiums, net $1,633)			12,770
Other Assets and Liabilities, net (3.2)%			(17,515)

Net Assets 100.0%			$544,329

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Coupon represents a yield to maturity.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							Contingent convertible security.
(j)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'						06/10/2022	$77	$77	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071						06/10/2071 - 06/10/2022	0	0	0.00

							$77	$77	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.100%	12/30/2022	01/03/2023	$41,700		U.S. Treasury Notes 0.750% due 03/31/2026	$(42,560)	$41,700	$41,719
FICC	1.900	12/30/2022	01/03/2023	1,568		U.S. Treasury Bills 0.000% due 06/01/2023	(1,599)	1,568	1,568

Total Repurchase Agreements							$(44,159)	$43,268	$43,287

(1)							Includes accrued interest.
(l)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)				01/2023	10	$0	$8	$0	$0
Japan Government 10-Year Bond March Futures				03/2023	6	(6,650)	121	9	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)				01/2023	10	(61)	(51)	5	(10)

Total Futures Contracts							$78	$14	$(10)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2023	0.746%	EUR	300	$0	$1	$1	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265		$100	(1)	0	(1)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.438		100	1	0	1	0	0

							$0	$1	$1	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Year BRL-CDI	5.150%	Maturity	01/02/2023	BRL	235,300	$(1,636)	$3,395	$1,759	$1	$0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		109,900	(2)	(784)	(786)	0	(1)
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		65,200	(115)	(234)	(349)	0	0
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023		156,000	22	(1,613)	(1,591)	0	(1)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		36,400	300	(227)	73	0	0
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		62,300	0	510	510	0	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		79,500	0	634	634	0	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		8,500	77	130	207	0	0
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		20,500	0	(340)	(340)	0	0
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		27,100	0	(403)	(403)	0	0
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024		13,700	12	(122)	(110)	0	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		1,400	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		5,600	0	(36)	(36)	0	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		900	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,700	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		5,300	0	(28)	(28)	0	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		1,300	0	(7)	(7)	0	0
Receive	1-Year BRL-CDI	11.505	Maturity	01/02/2024		9,700	0	42	42	0	0
Receive	1-Year BRL-CDI	11.530	Maturity	01/02/2024		31,900	0	135	135	0	0
Receive	1-Year BRL-CDI	11.535	Maturity	01/02/2024		10,600	0	45	45	0	0
Receive	1-Year BRL-CDI	11.540	Maturity	01/02/2024		9,600	0	40	40	0	0
Receive	1-Year BRL-CDI	11.543	Maturity	01/02/2024		9,700	0	41	41	0	0
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024		8,200	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	13.995	Maturity	01/02/2024		5,100	0	5	5	0	0
Pay	1-Year BRL-CDI	11.315	Maturity	01/02/2025		12,000	0	(63)	(63)	0	0
Receive	1-Year BRL-CDI	11.515	Maturity	01/02/2025		19,500	0	73	73	0	0
Receive	1-Year BRL-CDI	11.708	Maturity	01/02/2025		5,300	0	16	16	0	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025		9,200	0	(30)	(30)	0	0
Receive	1-Year BRL-CDI	11.740	Maturity	01/02/2025		11,500	0	33	33	0	0
Receive	1-Year BRL-CDI	11.750	Maturity	01/02/2025		11,600	0	33	33	0	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		9,100	0	(28)	(28)	0	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		9,100	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	11.845	Maturity	01/02/2025		29,400	0	(75)	(75)	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/02/2025		22,300	0	(55)	(55)	0	0
Pay	1-Year BRL-CDI	12.005	Maturity	01/02/2025		23,300	0	(60)	(60)	0	0
Pay	1-Year BRL-CDI	12.210	Maturity	01/02/2025		13,000	0	(25)	(25)	0	0
Pay	1-Year BRL-CDI	12.425	Maturity	01/02/2025		32,200	0	(43)	(43)	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2025		31,200	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	12.740	Maturity	01/02/2025		14,200	0	(3)	(3)	0	0
Receive	1-Year BRL-CDI	12.765	Maturity	01/02/2025		16,100	0	(6)	(6)	0	0
Receive	1-Year BRL-CDI	12.850	Maturity	01/02/2025		44,100	17	(23)	(6)	0	0
Receive	1-Year BRL-CDI	13.190	Maturity	01/02/2025		5,200	0	(8)	(8)	0	0
Receive	1-Year BRL-CDI	13.215	Maturity	01/02/2025		5,300	0	(8)	(8)	0	0
Receive	1-Year BRL-CDI	13.400	Maturity	01/02/2025		12,500	0	(26)	(26)	0	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		75,900	(281)	(2,292)	(2,573)	1	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	786	786	0	0
Receive	1-Year BRL-CDI	6.450	Maturity	01/04/2027		46,100	0	1,422	1,422	0	0
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		28,200	(123)	944	821	0	0
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		36,300	0	1,090	1,090	0	0
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027		30,700	(275)	1,024	749	0	0
Pay	1-Year BRL-CDI	7.300	Maturity	01/04/2027		58,900	0	(1,566)	(1,566)	0	0
Receive	1-Year BRL-CDI	8.325	Maturity	01/04/2027		8,500	0	200	200	0	0
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		8,200	0	(193)	(193)	0	0
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		19,200	5	(443)	(438)	0	0
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	336	122	0	0
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		8,600	114	(156)	(42)	0	0
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		2,700	0	(13)	(13)	0	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		300	0	(4)	(4)	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		2,300	0	(30)	(30)	0	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/04/2027		5,200	0	(44)	(44)	0	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		4,100	0	(34)	(34)	0	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		5,000	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		7,800	0	(63)	(63)	0	0
Pay	1-Year BRL-CDI	11.050	Maturity	01/04/2027		5,500	0	(45)	(45)	0	0
Pay	1-Year BRL-CDI	11.055	Maturity	01/04/2027		5,100	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/04/2027		5,200	0	(42)	(42)	0	0
Pay	1-Year BRL-CDI	11.130	Maturity	01/04/2027		4,700	0	(37)	(37)	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		5,700	0	(44)	(44)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		700	34	(21)	13	0	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027	CNY	37,700	(43)	107	64	10	0
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024		10,775,000	0	107	107	1	0
Receive	3-Month COP-IBR Compounded-OIS	2.630	Quarterly	07/24/2024		33,752,000	0	979	979	6	0
Receive	3-Month COP-IBR Compounded-OIS	2.650	Quarterly	07/24/2024		43,761,000	0	1,267	1,267	8	0
Pay	3-Month COP-IBR Compounded-OIS	2.740	Quarterly	07/24/2024		79,227,300	0	(2,269)	(2,269)	0	(15)
Receive	3-Month COP-IBR Compounded-OIS	3.900	Quarterly	07/24/2024		53,858,600	237	1,097	1,334	8	0
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	(264)	(264)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	10.950	Quarterly	12/19/2024		1,197,400	0	(1)	(1)	0	0
Receive	3-Month COP-IBR Compounded-OIS	6.885	Quarterly	01/31/2025		4,577,000	0	79	79	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.500	Quarterly	02/15/2025		2,957,000	0	43	43	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.855	Quarterly	02/22/2025		3,899,700	0	51	51	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	04/08/2025		8,036,300	0	107	107	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/01/2025		6,788,000	0	45	45	0	0
Receive	3-Month COP-IBR Compounded-OIS	11.640	Quarterly	10/21/2025		20,567,000	0	(102)	(102)	0	0
Pay	3-Month COP-IBR Compounded-OIS	12.060	Quarterly	11/09/2025		7,769,000	0	56	56	0	0
Pay	3-Month COP-IBR Compounded-OIS	11.930	Quarterly	11/10/2025		10,971,900	0	71	71	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	11/18/2025		27,386,300	0	3	3	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	2.995	Quarterly	11/24/2025		25,719,000	0	1,045	1,045	7	0
Receive	3-Month COP-IBR Compounded-OIS	9.170	Quarterly	11/26/2025		4,724,800	0	38	38	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.177	Quarterly	11/26/2025		3,603,600	0	29	29	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.270	Quarterly	11/26/2025		5,342,000	0	40	40	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		22,120,000	0	164	164	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.310	Quarterly	11/26/2025		7,796,400	0	57	57	1	0
Receive	3-Month COP-IBR Compounded-OIS	10.110	Quarterly	11/26/2025		15,612,000	0	48	48	1	0
Receive	3-Month COP-IBR Compounded-OIS	12.000	Quarterly	11/26/2025		791,000	0	(5)	(5)	0	0
Receive	3-Month COP-IBR Compounded-OIS	12.050	Quarterly	11/26/2025		33,462,000	0	(239)	(239)	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.800	Quarterly	12/02/2025		5,713,200	0	3	3	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.820	Quarterly	12/02/2025		18,472,400	0	13	13	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	3.080	Quarterly	01/13/2026		34,964,000	0	(1,506)	(1,506)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,185,000	0	349	349	2	0
Pay	3-Month COP-IBR Compounded-OIS	4.655	Quarterly	05/11/2026		18,314,458	0	(645)	(645)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	9.055	Quarterly	08/26/2026		4,737,300	0	41	41	0	0
Receive	3-Month COP-IBR Compounded-OIS	6.710	Quarterly	01/11/2027		21,419,000	0	546	546	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027		1,649,000	0	37	37	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027		2,948,400	0	66	66	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027		1,563,700	0	35	35	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027		4,772,000	0	(90)	(90)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027		6,915,000	0	(99)	(99)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027		2,148,800	0	(30)	(30)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027		1,406,700	0	(16)	(16)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027		8,373,200	0	(90)	(90)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027		3,632,000	0	(48)	(48)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027		3,159,600	0	55	55	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027		4,863,100	0	84	84	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027		2,447,900	0	42	42	0	0
Receive	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		33,105,900	64	1,152	1,216	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	06/02/2027		11,303,000	0	(152)	(152)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.430	Quarterly	06/16/2027		2,488,400	0	14	14	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.920	Quarterly	09/13/2027		10,100,000	0	(17)	(17)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027		9,474,700	220	266	486	3	0
Receive	3-Month COP-IBR Compounded-OIS	4.410	Quarterly	11/03/2027		57,178,000	(33)	2,631	2,598	18	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	11/03/2027		66,774,000	0	(570)	(570)	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	9.840	Quarterly	11/03/2027		8,867,400	0	20	20	2	0
Receive	3-Month COP-IBR Compounded-OIS	10.180	Quarterly	11/03/2027		2,708,500	0	(1)	(1)	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	12/02/2027		5,325,800	0	13	13	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	(53)	(53)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	118	118	0	0
Pay	3-Month COP-IBR Compounded-OIS	6.620	Quarterly	11/08/2031		2,786,200	0	(105)	(105)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.950	Quarterly	10/04/2032		2,975,200	0	5	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.920	Quarterly	10/05/2032		463,200	0	1	1	0	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	20,288,390	4	(1,159)	(1,155)	0	(9)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	09/21/2027		5,739,230	(90)	18	(72)	0	(2)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		12,514,530	56	1,319	1,375	3	0
Receive	3-Month ZAR-JIBAR	6.665	Quarterly	01/09/2023	ZAR	390,300	0	(12)	(12)	0	(1)
Pay	3-Month ZAR-JIBAR	6.410	Quarterly	02/11/2023		517,100	0	(14)	(14)	0	(1)
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	255	255	10	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		41,800	7	(178)	(171)	0	(3)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		16,400	0	(69)	(69)	0	(1)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		137,400	120	426	546	10	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	60	60	2	0
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		25,600	0	46	46	2	0
Receive	3-Month ZAR-JIBAR	8.180	Quarterly	07/05/2027		51,900	0	(16)	(16)	4	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		231,000	27	190	217	0	(19)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	(39)	(39)	0	(3)
Receive	6-Month CLP-CHILIBOR	9.820	Semi-Annual	09/15/2024	CLP	1,821,700	0	(52)	(52)	0	(1)
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,381,400	0	500	500	1	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	403	403	1	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	411	411	1	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	(403)	(403)	0	(1)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		10,456,600	0	(1,672)	(1,672)	4	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025		3,935,000	0	349	349	0	(2)
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025		1,590,000	0	122	122	0	(1)
Pay	6-Month CLP-CHILIBOR	5.940	Semi-Annual	03/01/2025		850,000	0	(47)	(47)	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month CLP-CHILIBOR	9.135	Semi-Annual	03/01/2025	1,727,000	0	56	56	1	0
Pay	6-Month CLP-CHILIBOR	9.270	Semi-Annual	03/01/2025	1,296,000	0	47	47	0	0
Receive	6-Month CLP-CHILIBOR	9.350	Semi-Annual	03/01/2025	959,800	0	(37)	(37)	0	0
Receive	6-Month CLP-CHILIBOR	9.370	Semi-Annual	03/01/2025	975,200	0	(39)	(39)	0	0
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025	8,297,500	0	1,341	1,341	0	(3)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025	4,148,700	0	670	670	0	(1)
Pay	6-Month CLP-CHILIBOR	7.280	Semi-Annual	03/21/2025	2,409,000	0	(36)	(36)	1	0
Pay	6-Month CLP-CHILIBOR	7.325	Semi-Annual	03/23/2025	1,147,000	0	(15)	(15)	0	0
Receive	6-Month CLP-CHILIBOR	6.625	Semi-Annual	04/04/2025	1,552,000	0	47	47	0	0
Receive	6-Month CLP-CHILIBOR	6.628	Semi-Annual	04/04/2025	2,276,000	0	69	69	0	0
Receive	6-Month CLP-CHILIBOR	6.670	Semi-Annual	04/05/2025	1,500,000	0	43	43	0	0
Pay	6-Month CLP-CHILIBOR	7.690	Semi-Annual	05/10/2025	1,526,300	0	9	9	0	0
Pay	6-Month CLP-CHILIBOR	7.540	Semi-Annual	06/13/2025	569,400	0	5	5	0	0
Pay	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/13/2025	571,300	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	8.500	Semi-Annual	07/15/2025	1,161,100	0	(31)	(31)	0	(1)
Receive	6-Month CLP-CHILIBOR	8.690	Semi-Annual	07/19/2025	6,954,600	(12)	(219)	(231)	0	(4)
Receive	6-Month CLP-CHILIBOR	8.230	Semi-Annual	08/04/2025	4,361,300	0	(95)	(95)	0	(5)
Pay	6-Month CLP-CHILIBOR	8.740	Semi-Annual	08/29/2025	1,292,000	0	54	54	1	0
Pay	6-Month CLP-CHILIBOR	7.214	Semi-Annual	09/21/2025	1,250,000	0	(4)	(4)	1	0
Receive	6-Month CLP-CHILIBOR	6.500	Semi-Annual	12/12/2025	792,000	0	8	8	0	(1)
Receive	6-Month CLP-CHILIBOR	6.567	Semi-Annual	12/12/2025	357,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	1.640	Semi-Annual	01/12/2026	5,466,000	0	1,175	1,175	0	(6)
Pay	6-Month CLP-CHILIBOR	1.582	Semi-Annual	02/02/2026	779,000	0	(163)	(163)	1	0
Pay	6-Month CLP-CHILIBOR	2.545	Semi-Annual	02/05/2026	2,566,000	0	(443)	(443)	4	0
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026	9,271,000	0	1,544	1,544	0	(14)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026	1,220,000	0	80	80	0	(2)
Pay	6-Month CLP-CHILIBOR	6.850	Semi-Annual	03/01/2026	1,650,000	0	(11)	(11)	2	0
Pay	6-Month CLP-CHILIBOR	2.270	Semi-Annual	03/15/2026	3,900,300	0	(682)	(682)	6	0
Pay	6-Month CLP-CHILIBOR	2.020	Semi-Annual	04/30/2026	11,700,000	0	(2,041)	(2,041)	13	0
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026	11,151,100	0	(1,944)	(1,944)	12	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026	7,364,000	0	937	937	0	(5)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026	265,300	0	36	36	0	0
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026	991,000	0	(62)	(62)	1	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026	346,700	0	16	16	0	0
Pay	6-Month CLP-CHILIBOR	5.910	Semi-Annual	01/21/2027	780,900	0	(26)	(26)	1	0
Pay	6-Month CLP-CHILIBOR	5.610	Semi-Annual	02/08/2027	1,282,000	0	(58)	(58)	2	0
Pay	6-Month CLP-CHILIBOR	6.030	Semi-Annual	02/10/2027	960,000	0	(24)	(24)	1	0
Pay	6-Month CLP-CHILIBOR	6.055	Semi-Annual	02/10/2027	652,000	0	(15)	(15)	1	0
Pay	6-Month CLP-CHILIBOR	5.975	Semi-Annual	02/11/2027	1,199,000	0	(32)	(32)	2	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/11/2027	2,339,000	0	(60)	(60)	3	0
Pay	6-Month CLP-CHILIBOR	6.130	Semi-Annual	02/16/2027	752,000	0	(13)	(13)	1	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/02/2027	136,600	0	(1)	(1)	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	6.120	Semi-Annual	03/08/2027	367,100	0	6	6	0	0
Receive	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/11/2027	979,500	0	6	6	0	(1)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	03/15/2027	432,900	0	1	1	0	(1)
Receive	6-Month CLP-CHILIBOR	6.635	Semi-Annual	03/23/2027	364,000	0	(4)	(4)	0	0
Pay	6-Month CLP-CHILIBOR	6.350	Semi-Annual	04/04/2027	491,000	0	1	1	1	0
Pay	6-Month CLP-CHILIBOR	6.333	Semi-Annual	04/05/2027	465,000	0	0	0	1	0
Receive	6-Month CLP-CHILIBOR	7.040	Semi-Annual	05/10/2027	508,800	0	(21)	(21)	0	0
Pay	6-Month CLP-CHILIBOR	6.386	Semi-Annual	05/24/2027	2,059,900	0	27	27	2	0
Pay	6-Month CLP-CHILIBOR	6.360	Semi-Annual	05/25/2027	1,035,700	0	12	12	1	0
Pay	6-Month CLP-CHILIBOR	6.380	Semi-Annual	06/03/2027	2,227,000	(6)	36	30	2	0
Receive	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/16/2027	2,472,000	0	(132)	(132)	0	(2)
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/22/2027	738,900	0	40	40	1	0
Pay	6-Month CLP-CHILIBOR	6.800	Semi-Annual	07/05/2027	174,000	0	3	3	0	0
Pay	6-Month CLP-CHILIBOR	7.220	Semi-Annual	07/20/2027	3,999,700	0	166	166	6	0
Pay	6-Month CLP-CHILIBOR	7.610	Semi-Annual	08/29/2027	598,000	0	41	41	1	0
Receive	6-Month CLP-CHILIBOR	7.270	Semi-Annual	09/15/2027	1,266,000	2	(69)	(67)	0	(2)
Receive	6-Month CLP-CHILIBOR	7.815	Semi-Annual	10/04/2027	1,521,900	0	(130)	(130)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.770	Semi-Annual	11/21/2027	1,621,600	0	16	16	0	(3)
Receive	6-Month CLP-CHILIBOR	5.600	Semi-Annual	12/12/2027	529,000	0	8	8	0	(1)
Receive	6-Month CLP-CHILIBOR	5.635	Semi-Annual	12/12/2027	1,085,000	0	13	13	0	(2)
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	04/04/2028	595,000	0	6	6	1	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028	821,500	0	103	103	0	(2)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028	447,600	0	59	59	0	(1)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028	690,000	0	31	31	0	(2)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028	442,900	0	15	15	0	(1)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028	710,000	0	23	23	0	(2)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028	1,565,000	0	48	48	0	(4)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028	505,000	0	11	11	0	(1)
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/01/2028	345,200	0	2	2	1	0
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028	64,700	0	1	1	0	0
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	10/01/2028	296,800	0	22	22	1	0
Pay	6-Month CLP-CHILIBOR	7.195	Semi-Annual	10/01/2028	164,900	0	13	13	0	0
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029	568,000	0	1	1	1	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029	62,300	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029	423,000	0	16	16	1	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029	323,000	0	16	16	0	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030	5,726,900	0	1,142	1,142	0	(12)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030	834,000	0	(168)	(168)	2	0
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030	8,000,000	0	(1,810)	(1,810)	11	0
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030	1,127,000	0	40	40	0	(2)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030	910,000	0	16	16	0	(2)
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030	1,183,100	0	39	39	2	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	2.480	Semi-Annual	11/24/2030		2,760,000	0	640	640	0	(4)
Pay	6-Month CLP-CHILIBOR	2.565	Semi-Annual	11/27/2030		690,000	0	(155)	(155)	1	0
Pay	6-Month CLP-CHILIBOR	2.585	Semi-Annual	11/27/2030		690,000	0	(154)	(154)	1	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/12/2031		6,275,000	2	(1,610)	(1,608)	13	0
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	03/15/2031		3,812,000	0	738	738	0	(8)
Receive	6-Month CLP-CHILIBOR	3.900	Semi-Annual	06/14/2031		3,776,000	0	451	451	0	(7)
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		190,500	0	(5)	(5)	0	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		190,500	0	(5)	(5)	0	0
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	03/17/2032		242,500	0	(8)	(8)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	03/17/2032		242,500	0	(9)	(9)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.255	Semi-Annual	04/08/2032		447,000	0	(32)	(32)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.260	Semi-Annual	04/08/2032		420,000	0	(30)	(30)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.299	Semi-Annual	04/08/2032		471,000	0	(35)	(35)	0	(1)
Pay	6-Month CLP-CHILIBOR	6.140	Semi-Annual	06/28/2032		25,400	0	2	2	0	0
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026	CZK	15,700	(7)	(80)	(87)	0	(2)
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		23,700	(62)	(85)	(147)	0	(5)
Pay	6-Month CZK-PRIBOR	3.530	Annual	12/27/2026		20,800	(14)	(48)	(62)	0	(4)
Pay	6-Month CZK-PRIBOR	3.930	Annual	01/18/2027		158,700	0	(347)	(347)	0	(33)
Receive	6-Month CZK-PRIBOR	4.164	Annual	03/14/2027		127,800	0	186	186	26	0
Receive	6-Month CZK-PRIBOR	4.220	Annual	03/14/2027		127,800	0	172	172	26	0
Receive	6-Month CZK-PRIBOR	4.310	Annual	03/15/2027		23,500	0	27	27	5	0
Receive	6-Month CZK-PRIBOR	4.320	Annual	03/15/2027		8,800	0	10	10	2	0
Receive	6-Month CZK-PRIBOR	4.490	Annual	03/25/2027		26,050	0	20	20	5	0
Receive	6-Month CZK-PRIBOR	4.560	Annual	03/25/2027		26,050	0	16	16	5	0
Receive	6-Month CZK-PRIBOR	4.700	Annual	03/29/2027		24,200	0	8	8	5	0
Pay	6-Month CZK-PRIBOR	5.606	Annual	06/28/2027		27,900	0	48	48	0	(7)
Pay	6-Month CZK-PRIBOR	5.220	Annual	07/07/2027		45,400	0	(30)	(30)	0	(11)
Pay	6-Month CZK-PRIBOR	5.340	Annual	07/07/2027		45,700	0	(19)	(19)	0	(11)
Pay	6-Month CZK-PRIBOR	5.138	Annual	11/14/2027		29,600	0	(10)	(10)	0	(7)
Pay	6-Month CZK-PRIBOR	5.180	Annual	11/14/2027		24,000	0	(6)	(6)	0	(6)
Receive	6-Month CZK-PRIBOR	3.490	Annual	01/18/2032		84,700	1	363	364	32	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	9,800	1,156	152	1,308	52	0
Receive	6-Month HUF-BBR	13.600	Annual	12/12/2024	HUF	130,800	0	2	2	1	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024	PLN	76,400	0	111	111	0	(9)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	711	711	0	0
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027		5,800	0	(87)	(87)	0	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	238	238	0	0
Receive	6-Month PLN-WIBOR	4.320	Annual	03/09/2027		2,750	0	35	35	0	0
Receive	6-Month PLN-WIBOR	4.350	Annual	03/09/2027		2,750	0	34	34	0	0
Receive	6-Month PLN-WIBOR	4.885	Annual	03/22/2027		5,900	0	41	41	0	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		5,200	0	21	21	0	0
Receive	6-Month PLN-WIBOR	5.285	Annual	03/25/2027		6,000	0	17	17	0	(1)
Receive	6-Month PLN-WIBOR	5.290	Annual	03/25/2027		5,900	0	17	17	0	(1)
Receive	6-Month PLN-WIBOR	5.340	Annual	03/28/2027		2,900	0	7	7	0	0
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		10,900	0	11	11	0	(1)
Receive	6-Month PLN-WIBOR	5.550	Annual	04/08/2027		6,900	0	1	1	0	(1)
Receive	6-Month PLN-WIBOR	5.575	Annual	04/08/2027		6,900	0	0	0	0	(1)
Pay	6-Month PLN-WIBOR	5.980	Annual	04/13/2027		7,700	0	31	31	1	0
Pay	6-Month PLN-WIBOR	5.985	Annual	04/13/2027		7,800	0	32	32	1	0
Pay	6-Month PLN-WIBOR	6.010	Annual	04/13/2027		7,800	0	34	34	1	0
Pay	6-Month PLN-WIBOR	5.870	Annual	04/22/2027		7,800	(52)	75	23	1	0
Pay	6-Month PLN-WIBOR	6.755	Annual	05/10/2027		14,900	0	171	171	2	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month PLN-WIBOR	6.940	Annual	06/09/2027	14,200	0	198	198	1	0
Pay	6-Month PLN-WIBOR	7.725	Annual	06/23/2027	10,400	0	229	229	1	0
Receive	6-Month PLN-WIBOR	6.725	Annual	06/27/2027	17,600	0	(214)	(214)	0	(1)
Pay	6-Month PLN-WIBOR	6.843	Annual	06/28/2027	7,300	0	97	97	1	0
Receive	6-Month PLN-WIBOR	7.310	Annual	06/30/2027	5,600	0	(101)	(101)	0	(1)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027	7,500	33	102	135	1	0
Pay	6-Month PLN-WIBOR	6.745	Annual	07/05/2027	12,800	1	50	51	1	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030	5,400	0	367	367	1	0
Receive	28-Day MXN-TIIE	4.145	Lunar	02/13/2023	991,000	0	556	556	37	0
Pay	28-Day MXN-TIIE	4.290	Lunar	02/16/2023	333,800	0	(184)	(184)	0	(12)
Pay	28-Day MXN-TIIE	4.300	Lunar	02/16/2023	1,054,100	(591)	12	(579)	0	(39)
Pay	28-Day MXN-TIIE	4.680	Lunar	03/16/2023	381,000	2	(293)	(291)	0	(13)
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023	96,400	(111)	165	54	2	0
Receive	28-Day MXN-TIIE	5.282	Lunar	03/29/2023	288,100	0	257	257	8	0
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023	35,600	0	35	35	1	0
Receive	28-Day MXN-TIIE	4.965	Lunar	04/27/2023	515,000	0	608	608	15	0
Pay	28-Day MXN-TIIE	5.420	Lunar	05/18/2023	525,000	0	(585)	(585)	0	(15)
Receive	28-Day MXN-TIIE	5.285	Lunar	06/05/2023	520,000	0	708	708	15	0
Pay	28-Day MXN-TIIE	9.580	Lunar	06/30/2023	123,000	0	(47)	(47)	0	0
Pay	28-Day MXN-TIIE	9.500	Lunar	07/03/2023	509,500	0	(213)	(213)	0	0
Receive	28-Day MXN-TIIE	9.335	Lunar	08/02/2023	154,700	0	83	83	0	0
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023	562,600	0	(957)	(957)	0	(10)
Pay	28-Day MXN-TIIE	7.110	Lunar	11/28/2023	160,100	0	(283)	(283)	0	(3)
Receive	28-Day MXN-TIIE	10.875	Lunar	12/01/2023	486,900	0	21	21	0	0
Receive	28-Day MXN-TIIE	10.815	Lunar	12/04/2023	131,400	0	6	6	0	0
Receive	28-Day MXN-TIIE	10.870	Lunar	12/05/2023	76,500	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.790	Lunar	02/09/2024	286,500	0	486	486	9	0
Pay	28-Day MXN-TIIE	4.340	Lunar	02/12/2024	671,000	0	(2,455)	(2,455)	0	(36)
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024	67,900	0	239	239	4	0
Receive	28-Day MXN-TIIE	5.520	Lunar	03/21/2024	424,000	0	1,316	1,316	21	0
Pay	28-Day MXN-TIIE	5.650	Lunar	03/22/2024	214,000	0	(647)	(647)	0	(10)
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024	3,600	0	(12)	(12)	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024	123,400	45	103	148	3	0
Pay	28-Day MXN-TIIE	6.580	Lunar	01/01/2025	138,300	0	(444)	(444)	0	(8)
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025	57,200	0	281	281	5	0
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025	77,700	0	381	381	7	0
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025	372,000	0	1,531	1,531	37	0
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025	1,019,100	3,281	2,072	5,353	110	0
Pay	28-Day MXN-TIIE	4.880	Lunar	11/07/2025	389,400	0	(2,254)	(2,254)	0	(43)
Pay	28-Day MXN-TIIE	8.990	Lunar	11/28/2025	456,300	0	(143)	(143)	0	(44)
Pay	28-Day MXN-TIIE	8.880	Lunar	12/01/2025	116,500	0	(58)	(58)	0	(11)
Pay	28-Day MXN-TIIE	8.955	Lunar	12/01/2025	108,200	0	(43)	(43)	0	(10)
Pay	28-Day MXN-TIIE	9.010	Lunar	12/01/2025	72,500	0	(24)	(24)	0	(7)
Pay	28-Day MXN-TIIE	8.895	Lunar	12/02/2025	27,300	0	(13)	(13)	0	(3)
Pay	28-Day MXN-TIIE	8.930	Lunar	12/02/2025	93,200	0	(40)	(40)	0	(9)
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026	7,300	0	(46)	(46)	0	(1)
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026	69,100	0	408	408	9	0
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026	108,100	0	637	637	14	0
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026	28,700	0	(139)	(139)	0	(4)
Pay	28-Day MXN-TIIE	5.930	Lunar	04/23/2026	225,000	0	(1,066)	(1,066)	0	(30)
Receive	28-Day MXN-TIIE	6.280	Lunar	05/14/2026	230,000	0	951	951	31	0
Pay	28-Day MXN-TIIE	6.290	Lunar	05/14/2026	460,000	20	(1,915)	(1,895)	0	(63)
Pay	28-Day MXN-TIIE	6.270	Lunar	05/22/2026	227,000	0	(969)	(969)	0	(30)
Pay	28-Day MXN-TIIE	6.135	Lunar	06/01/2026	225,000	0	(1,000)	(1,000)	0	(31)
Pay	28-Day MXN-TIIE	9.070	Lunar	06/04/2026	9,000	0	0	0	0	(1)
Receive	28-Day MXN-TIIE	6.670	Lunar	06/19/2026	21,100	0	78	78	3	0
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026	20,600	0	75	75	3	0
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026	14,600	0	49	49	2	0
Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026	31,600	0	132	132	4	0
Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026	12,800	0	53	53	2	0
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026	10,900	0	44	44	1	0
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026	8,000	0	32	32	1	0
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026	82,900	(2)	(347)	(349)	0	(11)
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026	9,700	0	(28)	(28)	0	(1)
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026	23,700	0	(69)	(69)	0	(3)
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026	4,610	0	(13)	(13)	0	(1)
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026	700	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.450	Lunar	10/16/2026	19,000	(5)	(43)	(48)	0	(3)
Pay	28-Day MXN-TIIE	9.165	Lunar	11/05/2026	8,600	0	3	3	0	(1)
Receive	28-Day MXN-TIIE	7.240	Lunar	12/16/2026	62,200	0	181	181	8	0
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026	75,100	0	217	217	10	0
Pay	28-Day MXN-TIIE	7.533	Lunar	01/07/2027	28,600	0	(69)	(69)	0	(4)
Receive	28-Day MXN-TIIE	7.510	Lunar	02/04/2027	133,200	0	332	332	18	0
Receive	28-Day MXN-TIIE	8.431	Lunar	05/24/2027	67,800	0	58	58	9	0
Receive	28-Day MXN-TIIE	8.975	Lunar	06/03/2027	97,200	(161)	143	(18)	14	0
Receive	28-Day MXN-TIIE	9.060	Lunar	06/18/2027	23,000	0	(8)	(8)	3	0
Receive	28-Day MXN-TIIE	9.090	Lunar	07/08/2027	17,800	0	(8)	(8)	3	0
Receive	28-Day MXN-TIIE	8.465	Lunar	08/16/2027	6,000	0	5	5	1	0
Pay	28-Day MXN-TIIE	8.740	Lunar	08/30/2027	25,300	0	(6)	(6)	0	(4)
Pay	28-Day MXN-TIIE	8.750	Lunar	08/30/2027	50,200	0	(10)	(10)	0	(7)
Pay	28-Day MXN-TIIE	9.525	Lunar	09/22/2027	32,500	0	43	43	0	(5)
Pay	28-Day MXN-TIIE	9.045	Lunar	11/04/2027	5,800	0	2	2	0	(1)
Pay	28-Day MXN-TIIE	9.053	Lunar	11/04/2027	6,300	0	3	3	0	(1)
Pay	28-Day MXN-TIIE	9.117	Lunar	11/04/2027	15,900	0	9	9	0	(2)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027	4,800	0	(2)	(2)	0	(1)
Pay	28-Day MXN-TIIE	8.743	Lunar	11/05/2027	21,200	0	(5)	(5)	0	(3)
Pay	28-Day MXN-TIIE	8.760	Lunar	11/05/2027	14,200	0	(3)	(3)	0	(2)
Pay	28-Day MXN-TIIE	8.773	Lunar	11/05/2027	21,100	0	(3)	(3)	0	(3)
Receive	28-Day MXN-TIIE	8.523	Lunar	11/26/2027	165,800	0	104	104	26	0
Receive	28-Day MXN-TIIE	8.440	Lunar	11/29/2027	44,600	0	38	38	7	0
Receive	28-Day MXN-TIIE	8.495	Lunar	11/29/2027	82,900	0	61	61	13	0
Receive	28-Day MXN-TIIE	8.545	Lunar	11/29/2027	55,600	0	35	35	8	0
Receive	28-Day MXN-TIIE	8.460	Lunar	11/30/2027	58,600	0	47	47	9	0
Receive	28-Day MXN-TIIE	8.465	Lunar	11/30/2027	23,300	0	19	19	4	0
Receive	28-Day MXN-TIIE	8.414	Lunar	12/14/2027	55,100	0	48	48	9	0
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030	101,700	0	580	580	19	0
Receive	28-Day MXN-TIIE	5.575	Lunar	11/01/2030	124,100	0	1,149	1,149	24	0
Receive	28-Day MXN-TIIE	5.520	Lunar	01/01/2031	81,000	0	771	771	16	0
Pay	28-Day MXN-TIIE	5.510	Lunar	01/21/2031	82,600	0	(796)	(796)	0	(16)
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031	26,100	0	(213)	(213)	0	(5)
Pay	28-Day MXN-TIIE	5.990	Lunar	02/12/2031	61,900	0	(503)	(503)	0	(12)
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031	9,100	0	58	58	2	0
Receive	28-Day MXN-TIIE	6.950	Lunar	05/08/2031	270,000	(50)	1,500	1,450	54	0
Receive	28-Day MXN-TIIE	6.890	Lunar	05/16/2031	133,000	0	752	752	26	0
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031	627,600	(732)	(3,196)	(3,928)	0	(124)
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031	48,000	(36)	278	242	9	0
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031	56,900	0	292	292	11	0
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031	16,300	0	(61)	(61)	0	(3)
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031	3,530	0	(12)	(12)	0	(1)
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031	19,000	0	(62)	(62)	0	(4)
Pay	28-Day MXN-TIIE	7.418	Lunar	10/27/2031	27,300	0	(114)	(114)	0	(5)
Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031	116,400	0	348	348	23	0
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031	31,500	0	93	93	6	0
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031	41,900	0	143	143	8	0
Pay	28-Day MXN-TIIE	7.875	Lunar	02/17/2032	17,200	0	(48)	(48)	0	(3)
Pay	28-Day MXN-TIIE	7.900	Lunar	02/19/2032	18,400	0	(50)	(50)	0	(4)
Pay	28-Day MXN-TIIE	7.950	Lunar	02/20/2032	34,100	0	(87)	(87)	0	(7)
Pay	28-Day MXN-TIIE	8.050	Lunar	02/24/2032	32,400	0	(72)	(72)	0	(6)
Pay	28-Day MXN-TIIE	8.680	Lunar	03/30/2032	34,500	0	(6)	(6)	0	(7)

						$1,206	$7,673	$8,879	$1,074	$(1,000)

Total Swap Agreements						$1,206	$7,674	$8,880	$1,074	$(1,000)

Cash of $4,444 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		01/2023		CNH	54,600	$8,461		$562		$0
		01/2023		HUF	2,080,810	5,306		0		(273)
		01/2023		JPY	1,155,000	8,077		0		(730)
		01/2023		MYR	92,780	20,915		0		(147)
		01/2023			$67,046	MYR	297,363	460		0
		01/2023			3,196	PHP	178,151	8		0
		01/2023			915	RON	4,631	88		0
		01/2023		ZAR	29,656	$1,669		0		(76)
		02/2023			$8,453	CNH	54,600	0		(533)
		02/2023			960	EGP	21,240	0		(153)
		03/2023			1,285	MXN	25,532	9		0
		03/2023		ZAR	20,395	$1,155		0		(38)
		04/2023		PLN	21,107	EUR	4,192	0		(248)
		05/2023		EUR	999	CZK	25,241	32		0
		07/2023		ILS	2,156	$624		2		0
BPS		01/2023		HUF	2,181,156	5,648		0		(200)
		01/2023		MYR	135,009	30,491		0		(158)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023	PLN	2,830		588	0	(57)
	01/2023	TRY	11,247		583	0	(14)
	01/2023		$865	BRL	4,702	26	0
	01/2023		156	CLP	137,173	5	0
	01/2023		8,350	CNH	54,600	0	(450)
	01/2023		671	CZK	16,816	72	0
	01/2023		7,412	ILS	25,408	0	(180)
	01/2023		535	KRW	696,224	18	0
	01/2023		30,502	MYR	135,009	346	0
	01/2023		61	THB	2,111	0	0
	01/2023		814	TRY	15,989	34	0
	02/2023	ILS	41,423		$12,312	510	0
	02/2023		$1,680	IDR	26,414,866	26	0
	03/2023	CLP	8,934,360		$9,252	0	(1,171)
	03/2023	COP	161,691,806		32,851	93	(159)
	03/2023	MYR	96,004		21,315	0	(703)
	03/2023		$7,320	COP	35,682,503	5	(63)
	03/2023		42,512	INR	3,526,687	0	(74)
	03/2023		10,872	MXN	217,134	143	(26)
	03/2023		1,063	TWD	32,062	0	(12)
	04/2023	CLP	139,236		$156	0	(5)
	04/2023	MYR	126,157		26,924	0	(2,074)
	05/2023	EUR	351	CZK	9,193	26	0
	11/2023	ILS	3,589		$1,037	0	(6)
BRC	01/2023	CNH	5,318		763	0	(7)
	01/2023	CZK	5,450		230	0	(11)
	01/2023	RON	2,711		553	0	(34)
	01/2023		$554	CNH	3,870	6	0
	01/2023		5,845	MYR	27,473	436	0
	01/2023		7,041	PHP	393,039	26	0
	01/2023		93	PLN	419	3	0
	01/2023		28,681	SGD	38,622	164	0
	03/2023		544	IDR	8,511,696	5	0
BSH	01/2023	CLP	136,639		$155	0	(6)
	04/2023	BRL	138,200		25,455	4	(276)
CBK	01/2023	CLP	14,842,188		16,684	0	(800)
	01/2023	EUR	2,586		2,757	0	(13)
	01/2023	HUF	1,218,207		3,053	0	(203)
	01/2023	IDR	193,229		12	0	0
	01/2023	PEN	2,618		654	0	(34)
	01/2023	PLN	2,621		566	0	(32)
	01/2023		$15,571	CLP	14,837,183	1,907	0
	01/2023		14,416	EUR	13,599	147	0
	01/2023		1,444	KRW	1,904,402	68	0
	01/2023		763	PEN	3,065	42	0
	01/2023		249	PLN	1,186	21	0
	02/2023	COP	34,000,000		$7,001	61	0
	02/2023	EGP	23,845		887	0	(4)
	02/2023	ILS	9,052		2,631	52	0
	02/2023	PEN	14,783		3,702	0	(175)
	02/2023		$22,342	BRL	120,578	371	0
	02/2023		16,684	CLP	14,923,940	817	0
	03/2023	COP	6,890,273		$1,447	48	(4)
	03/2023	ILS	6,820		1,999	49	0
	03/2023	PEN	8,080		2,010	0	(106)
	03/2023	TWD	81,460		2,681	11	0
	03/2023		$1,835	COP	8,850,065	0	(33)
	03/2023		12	IDR	193,229	0	0
	03/2023		7,088	MXN	139,593	20	(43)
	03/2023		598	TWD	18,212	0	(1)
	04/2023	PEN	33,927		$8,525	0	(328)
	05/2023	ILS	32,323		9,547	285	0
	05/2023	MXN	25		1	0	0
	05/2023	PEN	4,419		1,118	0	(33)
	07/2023	ILS	7,944		2,306	16	0
	08/2023	PEN	1,016		254	0	(9)
	11/2023	ILS	8,560		2,594	109	0
	11/2023		$2,205	EGP	71,189	195	0
CLY	01/2023	HUF	299,825		$762	0	(42)
	01/2023	MYR	32,596		6,942	0	(510)
	01/2023		$803	CNH	5,589	5	0
	11/2023	EUR	515	HUF	238,537	30	0
	06/2024		$1,477	TWD	38,002	0	(170)
DUB	01/2023		18,381	HUF	8,311,525	3,836	0
	01/2023		4,762	TRY	97,451	409	0
	02/2023	ZAR	21,192		$1,269	26	0
	07/2023	ILS	20,598		5,934	25	(28)
	11/2023	EGP	39,468		1,384	53	0
GLM	01/2023	BRL	60,220		10,644	0	(762)
	01/2023	CNH	5,520		794	0	(5)
	01/2023	COP	25,537,154		5,268	6	0
	01/2023	CZK	14,153		568	0	(58)
	01/2023	HUF	320,307		831	0	(25)
	01/2023	MYR	68,173		15,291	18	(313)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023	PLN	4,332		888	0	(100)
	01/2023		$5,279	COP	25,537,154	0	(17)
	01/2023		624	HUF	240,729	19	0
	01/2023		8,397	MYR	39,842	712	0
	01/2023		12,247	PLN	61,963	1,886	0
	01/2023		27,774	THB	968,024	217	0
	02/2023	COP	5,588,182		$1,104	0	(38)
	02/2023	DOP	169,211		3,057	70	0
	02/2023	MXN	19,377		948	0	(41)
	02/2023		$7,903	COP	35,994,588	0	(546)
	02/2023		2,375	DOP	131,006	0	(62)
	02/2023		51	EGP	1,476	4	0
	02/2023	ZAR	3,048		$184	5	0
	03/2023	COP	97,404,903		20,181	358	0
	03/2023	KZT	665,456		1,369	0	(35)
	03/2023	MXN	76,623		3,827	0	(51)
	03/2023		$2,332	CLP	2,124,288	150	0
	03/2023		25,397	COP	122,942,056	0	(368)
	03/2023		36,850	MXN	757,323	1,477	0
	04/2023	DOP	91,209		$1,658	66	0
	04/2023		$1,515	BRL	8,220	15	0
	04/2023		708	MXN	14,232	9	0
	05/2023		9,908	PEN	39,425	364	0
	05/2023	ZAR	25,600		$1,532	41	0
	11/2023	EGP	39,551		1,384	50	0
	11/2023		$212	EGP	6,418	5	0
JPM	01/2023	CZK	11,432		$449	0	(56)
	01/2023	HUF	1,208,100		3,040	0	(191)
	01/2023		$10,374	BRL	55,518	141	0
	01/2023		18,325	CNY	127,543	143	0
	01/2023		1,781	IDR	28,075,239	22	0
	01/2023		2,480	TRY	47,182	24	0
	02/2023	EGP	1,476		$54	0	(1)
	02/2023		$2,896	IDR	45,624,425	50	0
	02/2023		3,786	TWD	114,941	0	(29)
	03/2023	IDR	28,105,523		$1,781	0	(33)
	03/2023	MXN	3,451		174	0	(1)
	03/2023		$32,911	CNY	227,680	170	0
	03/2023		4,367	IDR	68,350,297	45	0
	04/2023	BRL	216,200		$39,836	0	(410)
	06/2023		$307	VND	7,368,000	0	0
	11/2023	HUF	238,754	EUR	515	0	(31)
MBC	01/2023	CNH	3,704		$533	0	(3)
	01/2023	DKK	55,218		7,758	0	(194)
	01/2023	EUR	12,874		13,505	0	(282)
	01/2023	GBP	5,691		6,932	51	0
	01/2023	JPY	70,600		521	0	(17)
	01/2023		$1,071	EUR	1,016	17	0
	01/2023		1,876	GBP	1,533	0	(23)
	01/2023		17,644	PLN	89,309	2,728	0
	02/2023	EGP	21,240		$805	0	(3)
	02/2023	IDR	397,482		25	0	(1)
	02/2023	MXN	54,089		2,639	0	(120)
	02/2023		$957	EGP	27,503	71	0
	02/2023		555	MXN	10,872	0	(1)
	03/2023	MXN	21,631		$1,078	0	(18)
	03/2023	MYR	4,043		860	0	(68)
	03/2023		$4,800	COP	21,899,427	0	(341)
	03/2023		2,650	IDR	41,485,110	28	0
	03/2023		535	TWD	16,116	0	(7)
	05/2023		5,250	CNH	35,236	0	(110)
MYI	01/2023	GBP	3,745		$4,610	82	0
	01/2023	IDR	27,882,010		1,807	16	0
	01/2023	MYR	13,157		2,846	0	(162)
	01/2023	PLN	959		205	0	(14)
	01/2023		$5,283	GBP	4,298	0	(86)
	01/2023		9,836	MYR	46,611	821	0
	01/2023		188	PLN	957	30	0
	01/2023		2,396	ZAR	43,736	177	0
	02/2023	EGP	3,658		$133	0	(4)
	02/2023		$6,970	TWD	212,502	0	(25)
	02/2023		1,448	ZAR	26,460	104	0
	03/2023		702	CLP	622,562	25	0
	03/2023		3,727	IDR	58,451,780	46	0
	03/2023		4,166	ZAR	76,326	296	0
	04/2023		1,504		27,583	106	0
	04/2023	ZAR	45,382		$2,445	0	(203)
	05/2023	CZK	3,643	EUR	138	0	(11)
RBC	01/2023		$889	HUF	378,477	123	0
	03/2023	MXN	3,096		$153	0	(4)
	03/2023		$605	MXN	12,102	8	0
	04/2023	MXN	76,303		$3,681	0	(159)
RYL	01/2023	EUR	3,549		3,762	0	(39)
	01/2023		$193	HUF	72,686	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

04/2023	262	ZAR	4,597	6	0
SCX	01/2023	MYR	69,574	$15,715	0	(80)
01/2023	PEN	2,555	643	0	(28)
01/2023	$68	CLP	67,928	12	0
01/2023	52,858	KRW	69,847,444	2,622	0
01/2023	15,720	MYR	69,574	177	0
02/2023	3,050	IDR	48,007,102	50	0
02/2023	23,260	TWD	715,692	147	0
03/2023	INR	8,901	$107	0	0
03/2023	$2,768	IDR	43,204,577	20	0
04/2023	KES	28,660	$215	0	(15)
04/2023	ZAR	30,689	1,668	0	(123)
SOG	01/2023	$9,235	RON	46,912	924	0
01/2023	ZAR	14,080	$794	0	(35)
03/2023	KES	22,145	171	0	(7)
03/2023	$588	INR	48,816	0	(1)
05/2023	CZK	6,093	EUR	234	0	(15)
SSB	11/2023	KRW	30,003,150	$22,248	0	(1,886)
TOR	01/2023	JPY	10,090,000	70,442	0	(6,563)
01/2023	$11,916	SGD	16,137	136	0
02/2023	ZAR	2,221	$122	0	(8)
UAG	01/2023	HUF	1,874,355	4,695	0	(326)
01/2023	$17,191	CZK	437,188	2,144	0
01/2023	2,681	GBP	2,165	0	(63)
01/2023	11,391	TRY	227,209	666	0
02/2023	CNH	54,600	$8,492	573	0
02/2023	$4,481	IDR	71,125,749	112	0
03/2023	1,129	MXN	22,442	8	0
03/2023	ZAR	55,931	$3,129	0	(140)
05/2023	EUR	601	CZK	15,214	20	0
11/2023	ILS	1,893	$547	0	(2)

Total Forward Foreign Currency Contracts	$30,126	$(24,812)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	23.830	11/01/2023	929	$97	$174
GLM	Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	233	31	34
Put - OTC EUR versus PLN	PLN	4.560	11/01/2023	933	104	141
JPM	Call - OTC AUD versus USD	$0.735	05/04/2023	1,048	61	116
Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	468	45	68
MBC	Put - OTC USD versus MXN	MXN	18.310	05/04/2023	634	63	46
MYI	Put - OTC USD versus BRL	BRL	4.450	05/04/2023	616	62	19
Put - OTC USD versus ZAR	ZAR	15.925	05/04/2023	616	62	113

Total Purchased Options	$525	$711

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Call - OTC USD versus MXN	MXN	20.500	02/28/2023	5,278	$(53)	$(34)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067%	06/09/2023	1,600	$(20)	$(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,600	(22)	(53)

$(42)	$(57)

Total Written Options	$(95)	$(91)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Government International Bond «	1.000%	Quarterly	06/20/2023	3.244%	EUR	200	$(16)	$13	$0	$(3)
BPS	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627	$200	1	0	1	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	500	(1)	2	1	0
GST	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627	300	1	0	1	0
JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	4.287	800	(19)	7	0	(12)
State Oil Company of Azerb	5.000	Quarterly	06/20/2026	3.461	200	2	8	10	0

$(32)	$30	$13	$(15)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Maturity	05/28/2024	$7,800	ARS	351,546	$7	$7,174	$7,181	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	1-Year BRL-CDI	7.715%	Maturity	01/04/2027	BRL	21,000	$0	$(349)	$0	$(349)
Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	(5)	0	(5)
Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(73)	0	(73)
MYC	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	THB	39,600	(4)	57	53	0
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	420,790	41	524	565	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	246,120	(103)	(491)	0	(594)
SCX	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	280,770	88	(106)	0	(18)

$22	$(443)	$618	$(1,039)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus JPY 1-Year ATM Realized Volatility	12.025%	Maturity	06/20/2023	$90	$0	$0	$0	$0

Total Swap Agreements	$(3)	$6,761	$7,812	$(1,054)

(n)

Securities with an aggregate market value of $12,311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$4,176	$0	$4,176
Australia
Non-Agency Mortgage-Backed Securities	0	96	0	96
Bahamas
Sovereign Issues	0	688	0	688
Brazil
Corporate Bonds & Notes	0	2,139	862	3,001
Sovereign Issues	0	65,275	0	65,275
Cayman Islands
Asset-Backed Securities	0	4,358	0	4,358
Corporate Bonds & Notes	0	1,160	0	1,160
Chile
Sovereign Issues	0	157	0	157
Colombia
Corporate Bonds & Notes	0	3,531	0	3,531
Sovereign Issues	0	3,410	0	3,410
Czech Republic
Sovereign Issues	0	2,628	0	2,628
Denmark
Corporate Bonds & Notes	0	7,804	0	7,804
Dominican Republic
Sovereign Issues	0	2,562	0	2,562
India
Corporate Bonds & Notes	0	1,124	0	1,124
Indonesia
Sovereign Issues	0	27	0	27
Ireland
Asset-Backed Securities	0	1,506	0	1,506
Israel
Corporate Bonds & Notes	0	1,373	0	1,373
Sovereign Issues	0	14,573	0	14,573
Ivory Coast
Loan Participations and Assignments	0	0	1,748	1,748
Jersey, Channel Islands
Corporate Bonds & Notes	0	2,760	0	2,760
Kazakhstan
Corporate Bonds & Notes	0	1,550	0	1,550
Luxembourg
Corporate Bonds & Notes	0	568	339	907
Malaysia
Sovereign Issues	0	29,625	0	29,625
Mauritius
Corporate Bonds & Notes	0	2,611	0	2,611
Mexico
Sovereign Issues	0	5,887	0	5,887
Netherlands
Corporate Bonds & Notes	0	2,829	0	2,829
Loan Participations and Assignments	0	281	0	281
Peru
Corporate Bonds & Notes	0	3,488	0	3,488
Sovereign Issues	0	7,402	0	7,402
Poland
Sovereign Issues	0	1,494	0	1,494
Qatar
Loan Participations and Assignments	0	0	2,590	2,590
Romania
Sovereign Issues	0	32	0	32
Russia
Sovereign Issues	0	159	0	159
South Africa
Corporate Bonds & Notes	0	2,074	3,291	5,365
Sovereign Issues	0	9,100	0	9,100
Turkey
Loan Participations and Assignments	0	2,556	0	2,556
United Kingdom
Corporate Bonds & Notes	0	3,991	0	3,991
Non-Agency Mortgage-Backed Securities	0	4,355	0	4,355
United States
Asset-Backed Securities	0	9,028	6,784	15,812
Common Stocks	0	0	77	77
Corporate Bonds & Notes	0	2,770	0	2,770
Non-Agency Mortgage-Backed Securities	0	6,630	0	6,630
U.S. Government Agencies	0	168	0	168
Virgin Islands (British)
Corporate Bonds & Notes	0	1,958	0	1,958
Zambia
Sovereign Issues	0	278	0	278
Short-Term Instruments
Certificates of Deposit	0	858	1,162	2,020
Commercial Paper	0	67,975	0	67,975
Repurchase Agreements	0	43,268	0	43,268
Short-Term Notes	0	39,075	0	39,075

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Argentina Treasury Bills	0	99	0	99
Hungary Treasury Bills	0	16,737	0	16,737
Israel Treasury Bills	0	23,537	0	23,537
Japan Treasury Bills	0	85,688	0	85,688
U.S. Treasury Bills	0	14,882	0	14,882

$0	$510,300	$16,853	$527,153
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,921	$0	$0	$21,921

Total Investments	$21,921	$510,300	$16,853	$549,074

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	1,074	0	1,088
Over the counter	0	38,649	0	38,649

$14	$39,723	$0	$39,737
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(1,000)	0	(1,010)
Over the counter	0	(25,954)	(3)	(25,957)

$(10)	$(26,954)	$(3)	$(26,967)

Total Financial Derivative Instruments	$4	$12,769	$(3)	$12,770

Totals	$21,925	$523,069	$16,850	$561,844

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$3,284	$653	$0	$(16)	$0	$(1,070)	$0	$(1,989)	$862	$(65)
Canada
Ivory Coast
Loan Participations and Assignments	2,105	0	(191)	1	(34)	(133)	0	0	1,748	(147)
Jersey, Channel Islands
Corporate Bonds & Notes	2,726	0	0	4	0	30	0	(2,760)	0	0
Luxembourg
Corporate Bonds & Notes	0	328	0	2	0	9	0	0	339	9
Qatar
Loan Participations and Assignments	0	2,582	0	3	0	5	0	0	2,590	5
South Africa
Corporate Bonds & Notes	3,872	0	0	0	0	(581)	0	0	3,291	(580)
Loan Participations and Assignments	2,216	0	(2,261)	56	13	(24)	0	0	0	0
United States
Asset-Backed Securities	7,986	0	0	0	0	(1,202)	0	0	6,784	(1,202)
Common Stocks	0	77	0	0	0	0	0	0	77	0
Non-Agency Mortgage-Backed Securities	300	0	(300)	0	0	0	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	1,180	0	1	0	(18)	0	0	1,162	(18)

$22,489	$4,820	$(2,752)	$51	$(21)	$(2,985)	$0	$(4,749)	$16,853	$(1,999)
Financial Derivative Instruments - Assets
Over the counter	$2,124	$0	$0	$0	$0	$(2,124)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(4,048)	$0	$2	$0	$0	$4,043	$0	$0	$(3)	$4

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2022 (Unaudited)

Totals	$20,565	$4,820	$(2,750)	$51	$(21)	$(1,065)	$0	$(4,749)	$16,850	$(1,995)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2022	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$862	Discounted Cash Flow	Discount Spread	0.000	—
Canada
Ivory Coast
Loan Participations and Assignments	1,748	Indicative Market Quotation	Price	95.500	—
Luxembourg
Corporate Bonds & Notes	339	Discounted Cash Flow	Discount Rate	14.500	—
Qatar
Loan Participations and Assignments	2,590	Third Party Vendor	Broker Quote	99.625	—
South Africa
Corporate Bonds & Notes	3,291	Discounted Cash Flow	Discount Rate	9.760	—
United States
Asset-Backed Securities	6,784	Discounted Cash Flow	Discount Rate	16.970	—
Common Stocks	77	Market Comparable Valuation	EBITDA Multiple	X	4.400	—
Short-Term Instruments
Certificates of Deposit	1,162	Proxy Pricing	Base Price	95.898 - 99.562	97.800
Financial Derivative Instruments - Liabilities
Over the counter	(3)	Indicative Market Quotation	Broker Quote	(1.355)	—

Total	$16,850

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 6.1% ¤
AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$700	$720

Total Azerbaijan (Cost $746)			720

BRAZIL 2.3%
CORPORATE BONDS & NOTES 0.3%
Vale SA 3.202% due 12/29/2049 ~(e)	BRL	10,800	763

SOVEREIGN ISSUES 2.0%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (c)		29,600	5,431

Total Brazil (Cost $6,568)			6,194

CAYMAN ISLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027 ^(a)		$500	133
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(a)		1,500	211
KWG Group Holdings Ltd. 6.300% due 02/13/2026		900	358
Poinsettia Finance Ltd. 6.625% due 06/17/2031		915	776
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		900	266
Sunac China Holdings Ltd. 5.950% due 04/26/2024 ^(a)		1,800	394

Total Cayman Islands (Cost $6,514)			2,138

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 02/17/2025 ^(a)		$1,000	37

Total China (Cost $990)			37

ECUADOR 0.3%
SOVEREIGN ISSUES 0.3%
Ecuador Government International Bond 2.500% due 07/31/2035 þ		$1,800	833

Total Ecuador (Cost $1,215)			833

GHANA 0.1%
SOVEREIGN ISSUES 0.1%
Ghana Government International Bond 8.875% due 05/07/2042 ^(a)		$700	252

Total Ghana (Cost $677)			252

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Periama Holdings LLC 5.950% due 04/19/2026		$200	187

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total India (Cost $208)			187

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Republic of Angola Via Avenir BV
9.687% (US0006M + 4.500%) due 12/07/2023 ~		$340	335
12.639% (US0006M + 7.500%) due 07/01/2023 ~		443	446

			781

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Sigma Bidco BV 10.870% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	800	140

Total Netherlands (Cost $975)			921

NIGERIA 0.1%
CORPORATE BONDS & NOTES 0.1%
BOI Finance BV 7.500% due 02/16/2027	EUR	300	259

Total Nigeria (Cost $343)			259

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond 5.500% due 11/16/2027		$1,200	1,235

Total Poland (Cost $1,194)			1,235

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
1.125% due 11/20/2027 ^(a)	EUR	100	31
5.100% due 03/28/2035 ^(a)		$200	66

Total Russia (Cost $197)			97

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Standard Chartered PLC 7.776% due 11/16/2025 •		$300	309

Total United Kingdom (Cost $300)			309

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (g) 0.2%			597

JAPAN TREASURY BILLS 1.0%
(0.122)% due 02/13/2023 (b)(c)	JPY	350,000	2,668

U.S. TREASURY BILLS 0.1%
4.109% due 02/02/2023 (c)(d)(j)		$356	355

Total Short-Term Instruments (Cost $3,338)			3,620

Total Investments in Securities (Cost $23,265)			16,802

		SHARES
INVESTMENTS IN AFFILIATES 94.3%
UNITED STATES 87.4%
MUTUAL FUNDS (f) 87.4%
PIMCO Emerging Markets Bond Fund		7,478,453	59,528
PIMCO Emerging Markets Corporate Bond Fund		6,524,013	57,672
PIMCO Emerging Markets Local Currency and Bond Fund		22,127,021	121,699

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total United States (Cost $272,623)		238,899

SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	1,928,220	18,735

Total Short-Term Instruments (Cost $18,726)		18,735

Total Investments in Affiliates (Cost $291,349)		257,634

Total Investments 100.4% (Cost $314,614)		$274,436
Financial Derivative Instruments (h)(i) (0.2)%(Cost or Premiums, net $(446))		(558)
Other Assets and Liabilities, net (0.2)%		(637)

Net Assets 100.0%		$273,241

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$597	U.S. Treasury Notes 0.125% due 05/15/2023	$(609)	$597	$597

Total Repurchase Agreements	$(609)	$597	$597

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month KRW-KORIBOR	1.750%	Quarterly	12/15/2026	KRW	43,693,600	$(1,606)	$(882)	$(2,488)	$0	$(18)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031	22,462,000	1,535	932	2,467	5	0

Total Swap Agreements	$(71)	$50	$(21)	$5	$(18)

Cash of $301 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2023	EUR	365	$383	$0	$(9)
02/2023	JPY	350,000	2,395	0	(286)
BSH	04/2023	BRL	40,300	7,422	1	(80)
GLM	01/2023	PLN	766	151	0	(24)
JPM	04/2023	BRL	37,300	6,941	0	(3)
04/2023	$8,996	BRL	48,000	0	(60)

Total Forward Foreign Currency Contracts	$1	$(462)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.315%	$1,300	$(65)	$5	$0	$(60)
Montenegro Government International Bond «	1.000	Quarterly	06/20/2023	3.244	EUR	100	(8)	7	0	(1)
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	$400	(36)	7	0	(29)
Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627	100	0	1	1	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	19.437	600	(114)	40	0	(74)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	200	(7)	(5)	0	(12)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	100	(9)	2	0	(7)
Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627	100	1	(1)	0	0
JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	4.287	600	(14)	5	0	(9)

$(252)	$61	$1	$(192)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	998,800	$102	$1,228	$1,330	$0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	512,300	(219)	(1,010)	0	(1,229)
MYI	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	64,400	(7)	94	87	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	33,300	1	(82)	0	(81)

$(123)	$230	$1,417	$(1,310)

Total Swap Agreements	$(375)	$291	$1,418	$(1,502)

(j)

Securities with an aggregate market value of $283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$720	$0	$720
Brazil
Corporate Bonds & Notes	0	763	0	763
Sovereign Issues	0	5,431	0	5,431
Cayman Islands
Corporate Bonds & Notes	0	2,138	0	2,138
China
Corporate Bonds & Notes	0	37	0	37
Ecuador
Sovereign Issues	0	833	0	833
Ghana
Sovereign Issues	0	252	0	252
India
Corporate Bonds & Notes	0	187	0	187
Netherlands
Corporate Bonds & Notes	0	781	0	781
Loan Participations and Assignments	0	140	0	140
Nigeria
Corporate Bonds & Notes	0	259	0	259
Poland
Sovereign Issues	0	1,235	0	1,235
Russia
Sovereign Issues	0	97	0	97
United Kingdom
Corporate Bonds & Notes	0	309	0	309
Short-Term Instruments
Repurchase Agreements	0	597	0	597
Japan Treasury Bills	0	2,668	0	2,668
U.S. Treasury Bills	0	355	0	355

	$0	$16,802	$0	$16,802
Investments in Affiliates, at Value
United States
Mutual Funds	238,899	0	0	238,899
Short-Term Instruments
Central Funds Used for Cash Management Purposes	18,735	0	0	18,735

	$257,634	$0	$0	$257,634

Total Investments	$257,634	$16,802	$0	$274,436

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	1,419	0	1,419

	$0	$1,424	$0	$1,424
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(18)	0	(18)
Over the counter	0	(1,963)	(1)	(1,964)

	$0	$(1,981)	$(1)	$(1,982)

Total Financial Derivative Instruments	$0	$(557)	$(1)	$(558)

Totals	$257,634	$16,245	$(1)	$273,878

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2% ¤
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,999	$1,619
1.500% due 07/09/2035 þ		4,934	1,118

Total Argentina (Cost $5,450)			2,737

BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond 9.000% due 06/16/2029 (k)		$3,700	3,181

Total Bahamas (Cost $2,998)			3,181

BRAZIL 6.5%
CORPORATE BONDS & NOTES 1.3%
Banco BTG Pactual SA 4.500% due 01/10/2025		$300	289
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (e)(g)		1,580	4
Oi SA 5.358% (BZDIOVRA) due 02/25/2035 «~	BRL	2,500	2,133
Rede D'or Finance SARL 4.500% due 01/22/2030		$1,175	1,013
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	69,914	11,686
Vale SA 3.202% due 12/29/2049 ~(g)		114,743	8,108
XP, Inc. 3.250% due 07/01/2026		$200	180

			23,413

SOVEREIGN ISSUES 5.2%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2023 (e)	BRL	34,800	6,385
0.000% due 07/01/2023 (e)		277,700	49,379
0.000% due 01/01/2024 (e)		171,200	28,622
0.000% due 07/01/2024 (e)		39,200	6,196

			90,582

Total Brazil (Cost $127,880)			113,995

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.6%
LCM Ltd. 5.323% due 04/20/2031 ~		$1,750	1,710
Venture CLO Ltd. 5.373% due 04/20/2032 ~		4,000	3,900
Vibrant CLO Ltd. 5.696% due 06/20/2029 •		2,725	2,688
Voya CLO Ltd. 5.029% due 04/17/2030 •		2,788	2,754

			11,052

CORPORATE BONDS & NOTES 0.4%
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (e)		383	315
Kaisa Group Holdings Ltd.
9.750% due 09/28/2023 ^(b)		6,700	943
10.500% due 01/15/2025 ^(b)		4,300	605
10.875% due 07/23/2023 ^(b)		1,200	169
11.250% due 04/16/2025 ^(b)		300	42
11.700% due 11/11/2025 ^(b)		4,200	591

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		982	543
Poinsettia Finance Ltd. 6.625% due 06/17/2031		3,386	2,873
Sunac China Holdings Ltd. 5.950% due 04/26/2024 ^(b)		3,600	789

			6,870

Total Cayman Islands (Cost $27,587)			17,922

CHILE 2.3%
SOVEREIGN ISSUES 2.3%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	2,458,558	2,888
Bonos de la Tesoreria de la Republica en pesos
2.300% due 10/01/2028		7,125,000	7,033
4.700% due 09/01/2030		1,440,000	1,638
5.000% due 10/01/2028		22,530,000	25,718
6.000% due 01/01/2043		1,305,000	1,708
7.000% due 05/01/2034		510,000	695

Total Chile (Cost $38,209)			39,680

CHINA 4.6%
SOVEREIGN ISSUES 4.6%
China Government International Bond
2.850% due 06/04/2027	CNY	10,400	1,510
3.030% due 03/11/2026		314,100	45,970
3.250% due 11/22/2028		29,500	4,373
3.270% due 11/19/2030		2,900	432
3.280% due 12/03/2027		110,950	16,447
3.810% due 09/14/2050		76,080	12,020

Total China (Cost $84,572)			80,752

COLOMBIA 3.0%
CORPORATE BONDS & NOTES 0.4%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	1,090,000	201
8.375% due 11/08/2027		41,993,000	6,514

			6,715

SOVEREIGN ISSUES 2.6%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	3,687
Colombia Government International Bond 4.375% due 03/21/2023		3,373,000	683
Colombian TES
6.250% due 07/09/2036		66,052,500	7,882
7.000% due 03/26/2031		26,293,000	3,823
7.000% due 06/30/2032		22,000,000	3,083
7.250% due 10/18/2034		47,635,700	6,512
7.250% due 10/26/2050		2,400,700	283
9.250% due 05/28/2042		127,340,400	19,025
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		3,616,000	688

			45,666

Total Colombia (Cost $75,767)			52,381

CZECH REPUBLIC 2.7%
SOVEREIGN ISSUES 2.7%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	746,220	24,814
1.200% due 03/13/2031		188,200	6,215
2.000% due 10/13/2033		66,800	2,230
2.750% due 07/23/2029		187,200	7,205
4.200% due 12/04/2036		168,200	6,880

Total Czech Republic (Cost $53,082)			47,344

DENMARK 1.7%
CORPORATE BONDS & NOTES 1.7%
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	27,447	2,940

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		5,158	549
1.500% due 10/01/2053		12,910	1,380
Nykredit Realkredit AS
1.000% due 10/01/2050		39,580	4,200
1.000% due 10/01/2053		1,324	130
1.500% due 10/01/2053		131,368	14,369
Realkredit Danmark AS
1.000% due 10/01/2050		18,138	1,926
1.500% due 10/01/2053		30,323	3,331

Total Denmark (Cost $40,027)			28,825

DOMINICAN REPUBLIC 0.8%
SOVEREIGN ISSUES 0.8%
Dominican Republic Central Bank Notes 12.000% due 10/03/2025	DOP	304,000	5,197
Dominican Republic International Bond 8.900% due 02/15/2023		456,200	8,077

Total Dominican Republic (Cost $13,850)			13,274

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas SA 6.240% due 02/06/2025 «	IDR	21,000,000	1,327

Total France (Cost $1,228)			1,327

INDONESIA 5.6%
SOVEREIGN ISSUES 5.6%
Indonesia Government International Bond
6.375% due 08/15/2028	IDR	43,096,000	2,746
6.375% due 04/15/2032		98,024,000	6,065
6.500% due 02/15/2031		146,146,000	9,180
7.000% due 09/15/2030		154,523,000	10,034
7.000% due 02/15/2033		384,864,000	24,863
7.125% due 06/15/2038		124,193,000	8,017
7.125% due 06/15/2042		32,292,000	2,080
7.125% due 06/15/2043		141,726,000	9,136
8.250% due 05/15/2029		59,147,000	4,101
8.375% due 03/15/2034		147,128,000	10,392
8.750% due 05/15/2031		61,580,000	4,394
9.000% due 03/15/2029		42,064,000	3,006
9.500% due 07/15/2031		25,734,000	1,921
10.500% due 08/15/2030		22,905,000	1,784

Total Indonesia (Cost $101,150)			97,719

IRELAND 0.0%
ASSET-BACKED SECURITIES 0.0%
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~	EUR	800	830

Total Ireland (Cost $970)			830

ISRAEL 1.1%
SOVEREIGN ISSUES 1.1%
Israel Government International Bond
0.150% due 07/31/2023	ILS	39,900	11,127
1.500% due 11/30/2023		20,700	5,779
4.250% due 03/31/2023		10,500	2,991

Total Israel (Cost $20,363)			19,897

IVORY COAST 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Cote d'lvoire 6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	3,510	3,588

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Ivory Coast (Cost $4,150)			3,588

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	6,600	7,012
5.823% due 01/28/2029 •		2,600	2,755

Total Jersey, Channel Islands (Cost $10,294)			9,767

KAZAKHSTAN 0.0%
CORPORATE BONDS & NOTES 0.0%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	340,250	704

Total Kazakhstan (Cost $1,039)			704

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$341	339
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		736	436
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(b)(h)		700	94

Total Luxembourg (Cost $1,604)			869

MALAYSIA 9.4%
SOVEREIGN ISSUES 9.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	13,510	2,764
3.582% due 07/15/2032		11,441	2,503
3.733% due 06/15/2028		30,210	6,792
3.757% due 05/22/2040		72,330	15,304
3.885% due 08/15/2029		25,840	5,828
3.899% due 11/16/2027		24,600	5,597
4.065% due 06/15/2050		42,910	8,931
4.254% due 05/31/2035		24,738	5,623
4.504% due 04/30/2029		6,310	1,472
4.696% due 10/15/2042		24,065	5,682
4.762% due 04/07/2037		21,690	5,190
Malaysia Government Investment Issue
3.422% due 09/30/2027		32,080	7,150
3.465% due 10/15/2030		35,270	7,672
3.990% due 10/15/2025		252,420	57,686
4.130% due 07/09/2029		52,420	11,938
4.193% due 10/07/2032		13,240	3,017
4.258% due 07/26/2027		13,870	3,202
4.369% due 10/31/2028		30,990	7,168

Total Malaysia (Cost $160,040)			163,519

MEXICO 9.0%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 9.0%
Mexico Government International Bond
5.500% due 03/04/2027	MXN	1,245,000	55,768
5.750% due 03/05/2026		318,400	14,777
7.500% due 06/03/2027		61,400	2,968
7.750% due 05/29/2031		302,900	14,359
7.750% due 11/13/2042		544,600	24,418
8.000% due 11/07/2047		143,300	6,566
8.500% due 05/31/2029		563,300	28,096
8.500% due 11/18/2038		69,700	3,388

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

10.000% due 11/20/2036		111,800	6,142

			156,482

Total Mexico (Cost $159,683)			156,482

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Republic of Angola Via Avenir BV
9.687% (US0006M + 4.500%) due 12/07/2023 ~		$2,480	2,443
12.639% (US0006M + 7.500%) due 07/01/2023 ~		2,363	2,381

			4,824

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Sigma Bidco BV 10.870% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	3,300	579

Total Netherlands (Cost $5,646)			5,403

NIGERIA 0.2%
CORPORATE BONDS & NOTES 0.2%
BOI Finance BV 7.500% due 02/16/2027	EUR	5,000	4,322

Total Nigeria (Cost $5,712)			4,322

PERU 2.6%
CORPORATE BONDS & NOTES 0.3%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	19,300	4,748

SOVEREIGN ISSUES 2.3%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		39,400	10,144
Peru Government International Bond
5.350% due 08/12/2040		24,400	4,810
5.400% due 08/12/2034		10,900	2,306
5.940% due 02/12/2029		8,200	1,983
6.150% due 08/12/2032		30,400	7,056
6.350% due 08/12/2028		18,050	4,523
6.900% due 08/12/2037		40,000	9,480
6.950% due 08/12/2031		1,000	249

			40,551

Total Peru (Cost $52,304)			45,299

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	54,000	885

Total Philippines (Cost $1,256)			885

POLAND 5.0%
SOVEREIGN ISSUES 5.0%
Poland Government International Bond
1.250% due 10/25/2030	PLN	12,905	1,980
1.750% due 04/25/2032		17,800	2,670
2.500% due 07/25/2027		16,400	3,122
2.750% due 04/25/2028		315,079	59,153
2.750% due 10/25/2029		70,300	12,617
3.750% due 05/25/2027		40,200	8,120

Total Poland (Cost $95,661)			87,662

QATAR 0.5%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd. 6.900% due 01/23/2025 «	IDR	100,000	6

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		$9,500	9,464

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Qatar (Cost $9,451)			9,470

ROMANIA 3.9%
SOVEREIGN ISSUES 3.9%
Romania Government International Bond
3.650% due 07/28/2025	RON	26,700	5,324
3.700% due 11/25/2024		27,900	5,716
4.150% due 01/26/2028		68,600	12,652
4.500% due 06/17/2024		149,300	31,358
4.750% due 10/11/2034		27,400	4,359
4.850% due 07/25/2029		36,200	6,611
5.000% due 02/12/2029		10,300	1,936

Total Romania (Cost $79,630)			67,956

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	300	93
5.100% due 03/28/2035 ^(b)		$1,200	396
7.700% due 03/23/2033 (b)	RUB	889,000	3,737

Total Russia (Cost $12,029)			4,226

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 4.500% due 08/20/2032	RSD	345,400	2,600

Total Serbia (Cost $3,851)			2,600

SOUTH AFRICA 12.6%
CORPORATE BONDS & NOTES 1.2%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	196,700	11,399
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)		143,600	4,146
0.000% due 12/31/2032 (e)		363,100	4,434
Transnet SOC Ltd. 10.000% due 03/30/2029		10,500	593

			20,572

SOVEREIGN ISSUES 11.4%
South Africa Government International Bond
6.250% due 03/31/2036		419,700	16,265
6.500% due 02/28/2041		487,700	17,969
7.000% due 02/28/2031		225,127	10,705
8.000% due 01/31/2030		392,750	20,615
8.250% due 03/31/2032		344,700	17,331
8.500% due 01/31/2037		608,900	28,448
8.750% due 01/31/2044		96,300	4,416
8.875% due 02/28/2035		149,400	7,417
9.000% due 01/31/2040		159,400	7,610
10.500% due 12/21/2026		1,070,700	66,619

			197,395

Total South Africa (Cost $259,009)			217,967

SUPRANATIONAL 3.1%
CORPORATE BONDS & NOTES 3.1%
Asian Development Bank 4.700% due 03/12/2024	MXN	34,300	1,619
Asian Infrastructure Investment Bank 4.500% due 11/04/2024	IDR	250,000	16
International Bank for Reconstruction & Development
4.500% due 04/15/2026		307,100,000	18,758
4.600% due 02/09/2026		533,000,000	32,817
International Finance Corp. 8.000% due 10/09/2023		3,500,000	229

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Supranational (Cost $58,888)			53,439

TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 7.737% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	4,400	4,647

Total Tanzania (Cost $5,148)			4,647

THAILAND 4.3%
SOVEREIGN ISSUES 4.3%
Thailand Government International Bond
2.000% due 06/17/2042	THB	71,760	1,683
2.875% due 06/17/2046		23,000	591
3.300% due 06/17/2038		233,191	6,815
3.350% due 06/17/2033		39,260	1,208
3.390% due 06/17/2037		1,190,410	35,806
3.400% due 06/17/2036		362,100	10,897
3.450% due 06/17/2043		604,540	17,720

Total Thailand (Cost $69,275)			74,720

TURKEY 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
SOCAR Turkey Enerji AS 4.214% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	7,300	7,463

Total Turkey (Cost $8,575)			7,463

UNITED ARAB EMIRATES 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
NMC Opco Ltd. 10.358% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	32,858	8,857

Total United Arab Emirates (Cost $9,111)			8,857

UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.1%
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		$500	358
Standard Chartered PLC 7.776% due 11/16/2025 •		2,000	2,061

			2,419

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canada Square Funding PLC 3.735% due 01/17/2059 •	GBP	1,809	2,103
Polaris PLC 4.682% due 05/27/2057 •		300	361
RMAC PLC 4.206% due 06/12/2046 ~		1,253	1,508
Rochester Financing PLC 4.126% due 12/18/2044 •		1,724	2,010
Stratton Mortgage Funding PLC 4.287% due 03/12/2052 •		477	574
Tower Bridge Funding PLC 4.151% due 12/20/2063 ~		1,291	1,522
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (e)		0	687

			8,765

Total United Kingdom (Cost $10,558)			11,184

UNITED STATES 7.5%
ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp. Home Equity Loan Trust 5.409% due 04/25/2035 •		$1,404	1,343
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.364% due 07/25/2035 •		1,800	1,703
Bear Stearns Asset-Backed Securities Trust
4.916% due 03/25/2034 •		548	534
5.229% due 08/25/2036 •		1,096	1,058

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Countrywide Asset-Backed Certificates Trust 4.974% due 06/25/2036 ~		3,500	3,283
Credit-Based Asset Servicing & Securitization LLC
2.905% due 08/25/2035 ~		1,586	1,375
4.164% due 07/25/2037 ~		11	7
Credit-Based Asset Servicing and Securitization LLC 5.664% due 03/25/2046 ~		4,631	4,497
Fieldstone Mortgage Investment Trust 4.769% due 05/25/2036 ~		1,704	1,169
First Franklin Mortgage Loan Trust
4.689% due 08/25/2036 ~		6,742	6,259
4.699% due 10/25/2036 ~		2,000	1,584
GSAMP Trust
4.479% due 01/25/2037 •		998	607
4.689% due 12/25/2036 ~		1,428	1,347
5.214% due 05/25/2034 •		2,392	2,137
Home Equity Mortgage Loan Asset-Backed Trust 4.869% due 08/25/2036 ~		1,300	1,104
JP Morgan Mortgage Acquisition Corp. 4.974% due 05/25/2035 ~		2,790	2,720
JP Morgan Mortgage Acquisition Trust 4.659% due 07/25/2036 ~		3,693	3,067
Lehman XS Trust 5.049% due 01/25/2036 ^þ		3,282	3,019
Merrill Lynch Mortgage Investors Trust 5.139% due 09/25/2035 ~		1,894	1,770
Morgan Stanley ABS Capital, Inc. Trust 5.319% due 07/25/2035 ~		2,694	2,589
Morgan Stanley Mortgage Loan Trust
4.869% due 12/25/2036 •		3,362	1,358
6.459% due 11/25/2036 ^~		231	89
New Century Home Equity Loan Trust
4.549% due 08/25/2036 •		1,608	1,552
5.034% due 12/25/2035 •		6,000	5,671
NovaStar Mortgage Funding Trust 5.139% due 06/25/2034 ~		4,407	4,190
OneMain Financial Issuance Trust 4.130% due 05/14/2035		7,300	6,894
Option One Mortgage Loan Trust 4.609% due 04/25/2037 ~		406	281
Residential Asset Mortgage Products Trust 5.544% due 02/25/2035 •		1,705	1,644
Saxon Asset Securities Trust 4.789% due 09/25/2047 •		3,750	3,413
Securitized Asset-Backed Receivables LLC Trust 2.914% due 01/25/2036 ^þ		1,818	1,422
Structured Asset Securities Corp. Mortgage Loan Trust 4.609% due 10/25/2037 ~		5,697	3,828
WaMu Asset-Backed Certificates WaMu Trust 4.629% due 05/25/2037 •		4,987	4,099
Wells Fargo Home Equity Asset-Backed Securities Trust 5.029% due 03/25/2037 ~		2,000	1,743

			77,356

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(c)(i)		823,266	89

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.2%
Colombia TES
1.000% due 11/26/2025	COP	14,722,100	2,605
1.000% due 08/26/2026		22,425,600	3,958
1.000% due 11/03/2027		71,711,500	11,222
1.000% due 07/09/2036		2,005,000	239
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,686	1,712
9.750% due 01/06/2027		439	457

			20,193

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		502	428
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~		4,236	3,478

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Banc of America Funding Trust 2.470% due 03/20/2036 ~	19	17
BCAP LLC Trust
2.980% due 05/26/2037 ~	2,354	2,093
4.729% due 01/25/2037 ^~	180	152
Bear Stearns Adjustable Rate Mortgage Trust
3.810% due 01/25/2035 ~	3	3
3.845% due 02/25/2036 ^~	38	34
Bear Stearns ALT-A Trust
3.367% due 04/25/2037 ~	7,585	5,665
3.609% due 08/25/2036 ^~	285	200
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~	6	6
3.693% due 07/25/2046 ^~	27	25
3.871% due 09/25/2037 ^~	2,979	2,563
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	54	46
Countrywide Alternative Loan Trust 4.669% due 04/25/2047 ~	6,054	5,268
Countrywide Home Loan Mortgage Pass-Through Trust 3.632% due 09/25/2047 ^~	17	15
Countrywide Home Loan Reperforming REMIC Trust 4.540% due 11/25/2034 ~	222	210
GreenPoint Mortgage Funding Trust 4.829% due 06/25/2045 ~	78	71
GSMPS Mortgage Loan Trust 4.739% due 01/25/2036 •	222	183
GSR Mortgage Loan Trust 3.960% due 11/25/2035 ^~	57	34
HarborView Mortgage Loan Trust
3.321% due 08/19/2036 ^~	3	3
4.048% due 10/19/2035 ~	319	182
4.719% due 01/19/2038 •	3,996	3,512
Impac CMB Trust
5.029% due 03/25/2035 ~	91	83
5.730% due 01/25/2033 þ	360	350
IndyMac INDX Mortgage Loan Trust
4.749% due 02/25/2037 ^•	323	284
4.749% due 02/25/2037 •	634	599
5.029% due 07/25/2045 ~	114	94
JP Morgan Mortgage Trust 3.503% due 06/25/2036 ^~	210	154
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	311	293
Luminent Mortgage Trust 4.749% due 12/25/2036 ^~	14	13
Morgan Stanley Mortgage Loan Trust 4.386% due 06/25/2036 ~	8	8
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036 þ	8,339	2,371
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~	944	822
5.092% due 02/25/2036 ^~	95	74
Residential Asset Securitization Trust 4.789% due 01/25/2046 ^~	130	41
Sequoia Mortgage Trust 2.976% due 01/20/2047 ^~	20	13
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•	33	27
3.490% due 03/25/2036 ^~	44	32
Structured Asset Mortgage Investments Trust 4.539% due 02/25/2037 •	1,119	984
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 ^þ	1,321	347
Thornburg Mortgage Securities Trust 6.666% due 06/25/2047 ^•	329	271
WaMu Mortgage Pass-Through Certificates Trust
2.710% due 01/25/2037 ^~	50	43
3.510% due 12/25/2036 ^~	30	26
3.738% due 09/25/2036 ^~	41	37
4.759% due 05/25/2034 ~	228	214
Wells Fargo Mortgage-Backed Securities Trust 4.479% due 10/25/2036 ~	550	503

		31,871

U.S. GOVERNMENT AGENCIES 0.0%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049	26	25

	SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(i)	1	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total United States (Cost $138,412)			129,534

		PRINCIPAL AMOUNT (000s)
VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		7,500	7,343

Total Virgin Islands (British) (Cost $7,484)			7,343

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
12.000% due 03/22/2028	ZMW	21,800	776
15.000% due 02/16/2027		18,700	763

Total Zambia (Cost $1,053)			1,539

SHORT-TERM INSTRUMENTS 10.4%
CERTIFICATES OF DEPOSIT 0.4%
Bancolombia SA
8.711% due 04/04/2023	COP	13,317,300	2,711
12.021% due 08/04/2023 «		9,894,000	2,001
12.860% due 02/25/2024 «		4,230,000	833
14.763% due 05/12/2023 «		4,128,700	849

			6,394

COMMERCIAL PAPER 0.3%
American Electric Power, Inc. 4.720% due 01/04/2023		$1,050	1,049
Duke Energy Corp. 4.620% due 01/17/2023		1,500	1,497
ORACLE Corp. 4.760% due 01/27/2023		2,100	2,092

			4,638

REPURCHASE AGREEMENTS (j) 1.1%			19,315

HUNGARY TREASURY BILLS 3.1%
18.250% due 01/03/2023 (d)(e)	HUF	19,775,000	53,016

ISRAEL TREASURY BILLS 4.0%
1.184% due 03/02/2023 (e)(f)	ILS	244,700	69,205

U.S. TREASURY BILLS 1.5%
4.164% due 01/31/2023 - 03/23/2023 (d)(e)(n)		$25,818	25,642

Total Short-Term Instruments (Cost $177,671)			178,210

Total Investments in Securities (Cost $1,940,667)			1,777,519

		SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short Asset Portfolio		3,122,732	29,934
PIMCO Short-Term Floating NAV Portfolio III		3,547,310	34,466

Total Short-Term Instruments (Cost $65,748)			64,400

Total Investments in Affiliates (Cost $65,748)			64,400

Total Investments 105.9% (Cost $2,006,415)			$1,841,919
Financial Derivative Instruments (l)(m) 1.3%(Cost or Premiums, net $(7,640))			21,935

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Other Assets and Liabilities, net (7.2)%	(125,640)

Net Assets 100.0%	$1,738,214

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$89	$89	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00

$89	$89	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$19,315	U.S. Treasury Bills 0.000% due 06/01/2023	$(19,701)	$19,315	$19,317

Total Repurchase Agreements	$(19,701)	$19,315	$19,317

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	7.000%	12/09/2022	TBD(3)	PLN	(38,812)	$(8,902)
BRC	7.000	08/19/2022	TBD(3)	(257,686)	(60,197)
7.000	10/04/2022	TBD(3)	(11,014)	(2,555)
7.500	09/26/2022	TBD(3)	ZAR	(24,352)	(1,455)
7.500	10/04/2022	TBD(3)	(203,500)	(12,165)
7.500	10/07/2022	TBD(3)	(158,928)	(9,492)
8.000	12/09/2022	01/10/2023	(606,675)	(35,889)
MBC	7.250	10/18/2022	TBD(3)	(146,490)	(8,738)
MEI	9.100	10/19/2022	01/06/2023	PLN	(33,386)	(7,733)
NOM	3.630	12/16/2022	TBD(3)	$(811)	(813)

Total Reverse Repurchase Agreements	$(147,939)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Mexico (0.2)%
Sovereign Issues (0.2)%
Mexico Government International Bond	8.500%	11/18/2038	MXN	69,700	$(3,093)	$(3,562)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short Sales (0.2)%	$(3,093)	$(3,562)

(k)	Securities with an aggregate market value of $151,441 and cash of $3,252 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(122,054) at a weighted average interest rate of 6.072%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	32	$0	$26	$0	$0
Japan Government 10-Year Bond March Futures	03/2023	40	(44,334)	810	61	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	32	(196)	(164)	15	(34)

Total Futures Contracts	$672	$76	$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2023	0.746%	EUR	1,100	$1	$3	$4	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	$400	3	(2)	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847	1,100	8	(6)	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265	100	(1)	0	(1)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	4,900	(19)	(31)	(50)	2	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.357	200	(4)	1	(3)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.438	1,700	(81)	90	9	1	0

$(93)	$55	$(38)	$3	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day INR-MIBOR Compounded-OIS	6.500%	Annual	09/21/2023	INR	19,040,305	$359	$(642)	$(283)	$0	$(25)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	2,340,830	1,472	(924)	548	0	(1)
Pay	1-Year BRL-CDI	4.020	Maturity	01/02/2023	BRL	192,900	(451)	(2,400)	(2,851)	0	(2)
Pay	1-Year BRL-CDI	4.030	Maturity	01/02/2023	130,200	0	(1,918)	(1,918)	0	(1)
Pay	1-Year BRL-CDI	4.038	Maturity	01/02/2023	31,800	0	(467)	(467)	0	0
Receive	1-Year BRL-CDI	4.045	Maturity	01/02/2023	400,900	(123)	5,594	5,471	4	0
Pay	1-Year BRL-CDI	4.070	Maturity	01/02/2023	113,900	0	(1,658)	(1,658)	0	(1)
Pay	1-Year BRL-CDI	4.100	Maturity	01/02/2023	192,600	6	(2,750)	(2,744)	0	(2)
Receive	1-Year BRL-CDI	4.605	Maturity	01/02/2023	100,000	0	1,244	1,244	1	0
Receive	1-Year BRL-CDI	4.640	Maturity	01/02/2023	136,400	0	1,676	1,676	1	0
Pay	1-Year BRL-CDI	4.808	Maturity	01/02/2023	96,700	0	(896)	(896)	0	(1)
Pay	1-Year BRL-CDI	4.950	Maturity	01/02/2023	113,000	0	(960)	(960)	0	(1)
Pay	1-Year BRL-CDI	5.000	Maturity	01/02/2023	82,600	111	(788)	(677)	0	0
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023	336,800	(1,424)	3,942	2,518	2	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023	175,800	(1)	(1,257)	(1,258)	0	(1)
Receive	1-Year BRL-CDI	5.350	Maturity	01/02/2023	38,300	(203)	450	247	0	0
Receive	1-Year BRL-CDI	5.360	Maturity	01/02/2023	3,300	(19)	38	19	0	0
Receive	1-Year BRL-CDI	5.440	Maturity	01/02/2023	56,200	(39)	340	301	0	0
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023	76,400	0	(296)	(296)	0	0
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023	9,800	0	(37)	(37)	0	0
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023	69,300	418	(607)	(189)	0	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023	50,600	75	(104)	(29)	0	0
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023	65,600	(137)	139	2	0	0
Pay	1-Year BRL-CDI	6.410	Maturity	01/02/2023	224,000	0	(2,044)	(2,044)	0	(1)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023	149,500	681	(380)	301	0	0
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023	222,100	0	1,817	1,817	1	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023	225,500	0	1,799	1,799	1	0
Pay	1-Year BRL-CDI	8.418	Maturity	01/02/2023	150,000	0	(909)	(909)	0	(1)
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023	51,100	(2)	1,089	1,087	1	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023	27,200	0	(728)	(728)	0	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024	379,500	2,326	6,926	9,252	3	0
Pay	1-Year BRL-CDI	4.870	Maturity	01/02/2024	360,900	(717)	(7,669)	(8,386)	0	(3)
Receive	1-Year BRL-CDI	5.100	Maturity	01/02/2024	119,100	57	2,615	2,672	1	0
Receive	1-Year BRL-CDI	5.135	Maturity	01/02/2024	55,100	0	1,329	1,329	1	0
Receive	1-Year BRL-CDI	5.160	Maturity	01/02/2024	171,600	0	3,803	3,803	1	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024	429,300	619	(7,715)	(7,096)	0	(3)
Pay	1-Year BRL-CDI	6.090	Maturity	01/02/2024	27,800	0	(548)	(548)	0	0
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024	35,100	0	(581)	(581)	0	0
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024	100,700	0	(1,496)	(1,496)	0	(1)
Receive	1-Year BRL-CDI	7.790	Maturity	01/02/2024	37,400	(20)	570	550	0	0
Pay	1-Year BRL-CDI	9.105	Maturity	01/02/2024	85,800	0	(900)	(900)	0	0
Pay	1-Year BRL-CDI	9.660	Maturity	01/02/2024	73,000	0	(684)	(684)	0	0
Pay	1-Year BRL-CDI	9.745	Maturity	01/02/2024	100,600	0	(877)	(877)	0	(1)
Pay	1-Year BRL-CDI	9.780	Maturity	01/02/2024	103,900	0	(914)	(914)	0	(1)
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024	71,100	64	(634)	(570)	0	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024	5,200	0	(35)	(35)	0	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024	20,000	0	(129)	(129)	0	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024	168,700	0	(1,050)	(1,050)	0	(1)
Pay	1-Year BRL-CDI	10.898	Maturity	01/02/2024	170,500	0	(1,046)	(1,046)	0	(1)
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024	12,550	0	(71)	(71)	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024	39,400	0	(211)	(211)	0	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024	9,900	0	(50)	(50)	0	0
Receive	1-Year BRL-CDI	11.505	Maturity	01/02/2024	122,800	0	529	529	0	0
Receive	1-Year BRL-CDI	11.530	Maturity	01/02/2024	405,200	0	1,713	1,713	2	0
Receive	1-Year BRL-CDI	11.535	Maturity	01/02/2024	134,100	0	565	565	1	0
Receive	1-Year BRL-CDI	11.540	Maturity	01/02/2024	121,900	0	512	512	0	0
Receive	1-Year BRL-CDI	11.543	Maturity	01/02/2024	122,800	0	514	514	0	0
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024	139,100	0	(110)	(110)	0	0
Pay	1-Year BRL-CDI	13.995	Maturity	01/02/2024	297,300	0	266	266	0	(1)
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025	37,800	0	(929)	(929)	0	0
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025	30,300	0	(666)	(666)	0	0
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025	19,400	1	(412)	(411)	0	0
Receive	1-Year BRL-CDI	6.050	Maturity	01/02/2025	140,500	692	2,347	3,039	0	(1)
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025	101,500	0	(1,993)	(1,993)	1	0
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025	116,700	(103)	(1,667)	(1,770)	1	0
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025	238,100	43	3,379	3,422	0	(1)
Receive	1-Year BRL-CDI	7.170	Maturity	01/02/2025	20,700	0	436	436	0	0
Pay	1-Year BRL-CDI	7.190	Maturity	01/02/2025	78,000	0	(1,038)	(1,038)	0	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025	113,000	8	(976)	(968)	0	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025	150,300	86	3,005	3,091	0	0
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025	137,000	0	(2,742)	(2,742)	0	0
Pay	1-Year BRL-CDI	11.315	Maturity	01/02/2025	168,900	0	(893)	(893)	1	0
Receive	1-Year BRL-CDI	11.445	Maturity	01/02/2025	215,300	0	863	863	0	(1)
Receive	1-Year BRL-CDI	11.515	Maturity	01/02/2025	142,100	0	530	530	0	(1)
Receive	1-Year BRL-CDI	11.560	Maturity	01/02/2025	60,000	0	239	239	0	0
Receive	1-Year BRL-CDI	11.708	Maturity	01/02/2025	21,900	0	66	66	0	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	98,700	0	(323)	(323)	0	0
Receive	1-Year BRL-CDI	11.740	Maturity	01/02/2025	48,000	0	139	139	0	0
Receive	1-Year BRL-CDI	11.750	Maturity	01/02/2025	48,300	0	139	139	0	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025	97,500	0	(299)	(299)	0	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025	97,500	0	(288)	(288)	0	0
Pay	1-Year BRL-CDI	11.845	Maturity	01/02/2025	154,000	0	(393)	(393)	1	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/02/2025	142,200	0	(353)	(353)	1	0
Receive	1-Year BRL-CDI	11.935	Maturity	01/02/2025	62,700	0	165	165	0	0
Pay	1-Year BRL-CDI	12.105	Maturity	01/02/2025	157,700	0	(393)	(393)	1	0
Pay	1-Year BRL-CDI	12.425	Maturity	01/02/2025	132,300	0	(177)	(177)	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2025	45,500	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	12.740	Maturity	01/02/2025	113,200	0	(26)	(26)	0	0
Receive	1-Year BRL-CDI	12.765	Maturity	01/02/2025	23,500	0	(9)	(9)	0	0
Receive	1-Year BRL-CDI	12.850	Maturity	01/02/2025	163,900	63	(87)	(24)	0	(1)
Pay	1-Year BRL-CDI	12.950	Maturity	01/02/2025	55,900	0	27	27	0	0
Receive	1-Year BRL-CDI	13.190	Maturity	01/02/2025	30,500	0	(44)	(44)	0	0
Receive	1-Year BRL-CDI	13.215	Maturity	01/02/2025	31,000	0	(47)	(47)	0	0
Receive	1-Year BRL-CDI	13.400	Maturity	01/02/2025	72,500	0	(148)	(148)	0	0
Receive	1-Year BRL-CDI	6.020	Maturity	01/04/2027	20,300	0	750	750	0	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027	245,300	(2,299)	(6,016)	(8,315)	2	0
Receive	1-Year BRL-CDI	6.180	Maturity	01/04/2027	31,200	37	1,008	1,045	0	0
Receive	1-Year BRL-CDI	6.245	Maturity	01/04/2027	130,200	(120)	4,612	4,492	0	(1)
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027	24,100	0	786	786	0	0
Pay	1-Year BRL-CDI	6.350	Maturity	01/04/2027	81,700	0	(2,986)	(2,986)	1	0
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027	114,200	(954)	(2,570)	(3,524)	1	0
Receive	1-Year BRL-CDI	6.500	Maturity	01/04/2027	44,500	1,434	(19)	1,415	0	0
Receive	1-Year BRL-CDI	6.510	Maturity	01/04/2027	86,200	0	2,609	2,609	0	(1)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027	35,000	(153)	1,172	1,019	0	0
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027	18,600	0	558	558	0	0
Receive	1-Year BRL-CDI	6.550	Maturity	01/04/2027	51,800	0	1,521	1,521	0	0
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027	13,000	5	(322)	(317)	0	0
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027	58,900	0	(1,415)	(1,415)	0	0
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027	60,400	0	(1,381)	(1,381)	0	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027	104,600	3	2,309	2,312	0	(1)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	(588)	(588)	0	0
Pay	1-Year BRL-CDI	7.650	Maturity	01/04/2027		23,000	0	(452)	(452)	0	0
Receive	1-Year BRL-CDI	7.770	Maturity	01/04/2027		113,500	0	2,974	2,974	0	(1)
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	(309)	(284)	0	0
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		26,900	0	(633)	(633)	0	0
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		54,600	14	(1,258)	(1,244)	0	0
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	473	473	0	0
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	(1,458)	(1,015)	1	0
Receive	1-Year BRL-CDI	8.750	Maturity	01/04/2027		153,500	(203)	3,081	2,878	0	(1)
Pay	1-Year BRL-CDI	8.805	Maturity	01/04/2027		22,500	0	(470)	(470)	0	0
Pay	1-Year BRL-CDI	9.250	Maturity	01/04/2027		40,600	(2)	(723)	(725)	0	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	352	348	0	0
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		20,000	(5)	(254)	(259)	0	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		30,600	0	(376)	(376)	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		8,500	0	(111)	(111)	0	0
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		129,700	7	(1,154)	(1,147)	0	(1)
Pay	1-Year BRL-CDI	10.995	Maturity	01/04/2027		65,600	0	(553)	(553)	0	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		52,000	0	(430)	(430)	0	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		63,700	0	(518)	(518)	0	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		98,900	0	(803)	(803)	1	0
Pay	1-Year BRL-CDI	11.050	Maturity	01/04/2027		70,400	0	(570)	(570)	0	0
Pay	1-Year BRL-CDI	11.055	Maturity	01/04/2027		64,200	0	(518)	(518)	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/04/2027		65,600	0	(526)	(526)	0	0
Pay	1-Year BRL-CDI	11.080	Maturity	01/04/2027		77,200	0	(629)	(629)	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		38,200	0	(297)	(297)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		40,000	0	(285)	(285)	0	0
Receive	1-Year BRL-CDI	12.525	Maturity	01/04/2027		41,200	0	17	17	0	0
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025	CNY	39,770	(98)	15	(83)	0	(4)
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	(17)	27	10	0	(3)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		269,200	121	(432)	(311)	0	(41)
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		124,450	(416)	(30)	(446)	0	(39)
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024		31,716,300	0	315	315	3	0
Pay	3-Month COP-IBR Compounded-OIS	10.950	Quarterly	12/19/2024		35,177,100	0	(27)	(27)	1	0
Receive	3-Month COP-IBR Compounded-OIS	6.885	Quarterly	01/31/2025		47,566,000	0	824	824	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.500	Quarterly	02/15/2025		23,987,000	0	352	352	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.855	Quarterly	02/22/2025		59,669,600	0	785	785	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		14,823,000	0	402	402	47	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	04/08/2025		56,805,800	0	754	754	3	0
Receive	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/01/2025		18,349,000	0	122	122	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/06/2025		36,811,500	0	(245)	(245)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	3.240	Quarterly	10/15/2025		29,337,000	0	(1,168)	(1,168)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	11.659	Quarterly	11/15/2025		97,016,700	0	494	494	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	11/18/2025		986,600	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.990	Quarterly	11/21/2025		21,862,000	0	(34)	(34)	1	0
Receive	3-Month COP-IBR Compounded-OIS	11.030	Quarterly	11/21/2025		21,424,800	0	(38)	(38)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	11/26/2025		30,546,000	0	1,069	1,069	6	0
Receive	3-Month COP-IBR Compounded-OIS	4.075	Quarterly	11/26/2025		12,151,300	0	423	423	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.090	Quarterly	11/26/2025		7,395,000	0	257	257	1	0
Pay	3-Month COP-IBR Compounded-OIS	4.651	Quarterly	11/26/2025		53,000,800	0	(1,684)	(1,684)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	4.690	Quarterly	11/26/2025		13,228,400	0	418	418	2	0
Pay	3-Month COP-IBR Compounded-OIS	5.670	Quarterly	11/26/2025		38,457,600	0	(1,016)	(1,016)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.720	Quarterly	11/26/2025		57,572,400	0	598	598	5	0
Receive	3-Month COP-IBR Compounded-OIS	9.177	Quarterly	11/26/2025		12,759,100	0	102	102	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.270	Quarterly	11/26/2025		44,689,000	0	335	335	3	0
Receive	3-Month COP-IBR Compounded-OIS	9.310	Quarterly	11/26/2025		27,603,800	0	201	201	2	0
Receive	3-Month COP-IBR Compounded-OIS	10.110	Quarterly	11/26/2025		15,225,000	0	47	47	1	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	10.500	Quarterly	11/26/2025	36,418,600	0	(37)	(37)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	12.050	Quarterly	11/26/2025	32,942,000	0	(235)	(235)	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.800	Quarterly	12/02/2025	16,756,200	0	10	10	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	10.820	Quarterly	12/02/2025	54,177,900	0	37	37	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026	8,804,000	0	376	376	2	0
Receive	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026	13,065,000	156	402	558	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.660	Quarterly	08/26/2026	20,500,000	0	358	358	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.860	Quarterly	08/26/2026	14,905,300	0	242	242	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.055	Quarterly	08/26/2026	18,837,500	0	163	163	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	10/04/2026	23,259,300	0	(724)	(724)	0	0
Pay	3-Month COP-IBR Compounded-OIS	5.880	Quarterly	10/13/2026	8,500,000	0	(258)	(258)	0	0
Receive	3-Month COP-IBR Compounded-OIS	6.640	Quarterly	01/11/2027	40,571,200	0	1,054	1,054	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	6.705	Quarterly	01/11/2027	36,319,600	0	927	927	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.040	Quarterly	01/25/2027	6,295,500	0	145	145	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027	17,136,000	0	383	383	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027	32,209,700	0	717	717	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027	9,409,900	0	213	213	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027	37,305,000	0	(707)	(707)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027	44,051,000	0	(632)	(632)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027	17,281,500	0	(243)	(243)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027	4,965,500	0	(58)	(58)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027	29,556,300	0	(319)	(319)	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027	11,455,000	0	(152)	(152)	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027	22,333,800	0	389	389	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027	34,375,800	0	592	592	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027	17,303,300	0	295	295	0	0
Pay	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027	7,181,000	0	(264)	(264)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.030	Quarterly	06/19/2027	12,067,300	0	539	539	2	0
Receive	3-Month COP-IBR Compounded-OIS	3.975	Quarterly	06/23/2027	11,131,100	0	500	500	2	0
Pay	3-Month COP-IBR Compounded-OIS	9.325	Quarterly	07/12/2027	61,441,000	0	(407)	(407)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	9.920	Quarterly	09/13/2027	45,220,000	(7)	(70)	(77)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027	10,150,000	0	520	520	3	0
Receive	3-Month COP-IBR Compounded-OIS	3.690	Quarterly	11/03/2027	10,389,200	0	532	532	4	0
Receive	3-Month COP-IBR Compounded-OIS	6.140	Quarterly	11/03/2027	52,156,800	0	1,652	1,652	15	0
Pay	3-Month COP-IBR Compounded-OIS	6.214	Quarterly	11/03/2027	10,551,700	0	(328)	(328)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	6.260	Quarterly	11/03/2027	20,690,000	0	636	636	6	0
Receive	3-Month COP-IBR Compounded-OIS	6.290	Quarterly	11/03/2027	20,690,000	0	631	631	6	0
Receive	3-Month COP-IBR Compounded-OIS	6.380	Quarterly	11/03/2027	5,550,600	0	165	165	2	0
Receive	3-Month COP-IBR Compounded-OIS	6.650	Quarterly	11/03/2027	36,209,000	0	1,000	1,000	10	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	11/03/2027	603,000	0	(5)	(5)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.840	Quarterly	11/03/2027	24,317,400	0	55	55	5	0
Receive	3-Month COP-IBR Compounded-OIS	10.180	Quarterly	11/03/2027	6,353,900	0	(3)	(3)	1	0
Pay	3-Month COP-IBR Compounded-OIS	11.353	Quarterly	11/15/2027	9,411,700	0	93	93	0	(1)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	10.300	Quarterly	11/17/2027		107,000	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	6.355	Quarterly	11/18/2027		5,576,100	0	166	166	2	0
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	12/02/2027		18,025,300	0	46	46	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.090	Quarterly	04/28/2028		16,249,500	0	408	408	5	0
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	04/28/2028		5,743,300	0	142	142	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	04/28/2028		17,230,000	0	426	426	6	0
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	04/28/2028		121,766,000	0	(926)	(926)	0	(34)
Pay	3-Month COP-IBR Compounded-OIS	5.260	Quarterly	05/05/2028		18,900,000	0	(766)	(766)	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.380	Quarterly	01/21/2029		9,663,000	0	231	231	2	0
Pay	3-Month COP-IBR Compounded-OIS	9.970	Quarterly	11/17/2029		84,600	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.400	Quarterly	11/21/2029		5,028,900	0	(26)	(26)	1	0
Pay	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	07/29/2030		30,381,200	0	(1,807)	(1,807)	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	9.420	Quarterly	09/18/2030		23,211,000	0	(101)	(101)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,066	1,115	2,181	6	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	861	861	2	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		25,411,800	0	1,079	1,079	3	0
Pay	3-Month COP-IBR Compounded-OIS	6.560	Quarterly	03/26/2031		1,950,000	0	(70)	(70)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.830	Quarterly	03/26/2031		2,097,000	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	5.805	Quarterly	08/02/2031		7,024,000	0	327	327	0	0
Pay	3-Month COP-IBR Compounded-OIS	6.630	Quarterly	10/07/2031		3,234,000	0	(122)	(122)	0	0
Pay	3-Month COP-IBR Compounded-OIS	6.660	Quarterly	10/07/2031		1,600,000	0	(60)	(60)	0	0
Pay	3-Month COP-IBR Compounded-OIS	6.690	Quarterly	10/07/2031		1,600,000	0	(59)	(59)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		5,160,300	0	(18)	(18)	0	(2)
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2025	ILS	30,400	(75)	48	(27)	7	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	74,433,000	4,957	(719)	4,238	31	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026		74,433,000	87	(4,325)	(4,238)	0	(31)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		38,256,500	134	4,068	4,202	9	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		38,256,500	(2,788)	(1,414)	(4,202)	0	(9)
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	218	(36)	0	(2)
Receive	3-Month ZAR-JIBAR	5.750	Quarterly	03/02/2024		599,400	7	816	823	10	0
Receive	3-Month ZAR-JIBAR	6.124	Quarterly	03/08/2024		702,300	0	777	777	10	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	4	12	0	0
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	224	27	2	0
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(595)	(586)	0	(7)
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	07/21/2025		117,400	0	474	474	6	0
Receive	3-Month ZAR-JIBAR	4.980	Quarterly	07/21/2025		124,100	0	499	499	6	0
Pay	3-Month ZAR-JIBAR	5.105	Quarterly	12/02/2025		76,900	2	(338)	(336)	0	(6)
Receive	3-Month ZAR-JIBAR	6.200	Quarterly	03/08/2026		358,300	(73)	1,109	1,036	27	0
Pay	3-Month ZAR-JIBAR	5.757	Quarterly	04/14/2026		260,000	0	(982)	(982)	0	(20)
Pay	3-Month ZAR-JIBAR	5.700	Quarterly	04/21/2026		70,100	0	(272)	(272)	0	(5)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		162,400	28	(691)	(663)	0	(13)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		55,200	0	(233)	(233)	0	(4)
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	(46)	(46)	0	(4)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	10/20/2026		438,900	(2,288)	13	(2,275)	0	(32)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	179	(831)	(652)	0	(17)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		254,700	(114)	(657)	(771)	0	(17)
Pay	3-Month ZAR-JIBAR	6.956	Quarterly	03/11/2027		180,200	0	(426)	(426)	0	(13)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		103,200	0	187	187	7	0
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		79,300	0	143	143	5	0
Receive	3-Month ZAR-JIBAR	8.180	Quarterly	07/05/2027		240,300	0	(76)	(76)	17	0
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		148,600	239	(111)	128	12	0
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	22	25	2	0
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		70,800	0	290	290	13	0
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		70,700	0	283	283	13	0
Pay	3-Month ZAR-JIBAR	8.800	Quarterly	05/09/2032		32,150	(90)	62	(28)	0	(5)
Receive	6-Month CLP-CHILIBOR	9.820	Semi-Annual	09/15/2024	CLP	11,819,400	0	(335)	(335)	0	(4)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	7.780	Semi-Annual	11/14/2024	6,577,200	0	38	38	1	0
Receive	6-Month CLP-CHILIBOR	7.390	Semi-Annual	11/15/2024	18,866,800	0	265	265	4	0
Receive	6-Month CLP-CHILIBOR	7.100	Semi-Annual	11/18/2024	4,860,700	0	96	96	1	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024	3,901,300	0	441	441	1	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024	5,495,000	0	619	619	1	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024	5,551,000	0	(606)	(606)	0	(2)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025	18,107,800	0	(2,862)	(2,862)	7	0
Receive	6-Month CLP-CHILIBOR	5.770	Semi-Annual	02/08/2025	30,109,000	0	1,905	1,905	0	(13)
Receive	6-Month CLP-CHILIBOR	1.020	Semi-Annual	03/01/2025	2,779,000	0	525	525	0	(1)
Receive	6-Month CLP-CHILIBOR	1.025	Semi-Annual	03/01/2025	2,895,000	0	547	547	0	(1)
Receive	6-Month CLP-CHILIBOR	1.030	Semi-Annual	03/01/2025	3,709,000	0	700	700	0	(1)
Pay	6-Month CLP-CHILIBOR	1.470	Semi-Annual	03/01/2025	5,410,000	0	(956)	(956)	2	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025	120,000	0	11	11	0	0
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025	2,805,000	0	216	216	0	(1)
Pay	6-Month CLP-CHILIBOR	5.940	Semi-Annual	03/01/2025	2,280,000	0	(125)	(125)	1	0
Pay	6-Month CLP-CHILIBOR	9.135	Semi-Annual	03/01/2025	13,757,000	(1)	445	444	4	0
Pay	6-Month CLP-CHILIBOR	9.270	Semi-Annual	03/01/2025	10,318,000	0	371	371	3	0
Receive	6-Month CLP-CHILIBOR	9.350	Semi-Annual	03/01/2025	3,025,600	0	(118)	(118)	0	0
Receive	6-Month CLP-CHILIBOR	9.370	Semi-Annual	03/01/2025	3,073,900	0	(121)	(121)	0	(1)
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025	5,462,900	0	883	883	0	(2)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025	2,731,300	0	441	441	0	(1)
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025	3,911,000	0	642	642	0	(1)
Pay	6-Month CLP-CHILIBOR	7.280	Semi-Annual	03/21/2025	19,906,000	0	(297)	(297)	5	0
Pay	6-Month CLP-CHILIBOR	7.325	Semi-Annual	03/23/2025	13,429,000	0	(178)	(178)	3	0
Receive	6-Month CLP-CHILIBOR	6.625	Semi-Annual	04/04/2025	12,527,000	0	379	379	0	(2)
Receive	6-Month CLP-CHILIBOR	6.628	Semi-Annual	04/04/2025	18,374,000	0	554	554	0	(3)
Receive	6-Month CLP-CHILIBOR	6.670	Semi-Annual	04/05/2025	12,078,000	0	347	347	0	(2)
Pay	6-Month CLP-CHILIBOR	7.690	Semi-Annual	05/10/2025	3,149,000	0	19	19	0	0
Pay	6-Month CLP-CHILIBOR	7.540	Semi-Annual	06/13/2025	8,528,400	0	74	74	0	(1)
Pay	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/13/2025	8,556,000	0	76	76	0	(1)
Receive	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/23/2025	5,454,000	0	(56)	(56)	1	0
Pay	6-Month CLP-CHILIBOR	7.600	Semi-Annual	06/23/2025	5,288,000	0	61	61	0	(1)
Receive	6-Month CLP-CHILIBOR	8.500	Semi-Annual	07/15/2025	6,139,700	0	(165)	(165)	0	(4)
Pay	6-Month CLP-CHILIBOR	3.030	Semi-Annual	07/19/2025	9,027,900	0	(1,363)	(1,363)	6	0
Receive	6-Month CLP-CHILIBOR	8.690	Semi-Annual	07/19/2025	12,868,300	(22)	(416)	(438)	0	(8)
Pay	6-Month CLP-CHILIBOR	1.150	Semi-Annual	07/24/2025	8,009,500	0	(1,689)	(1,689)	6	0
Receive	6-Month CLP-CHILIBOR	8.230	Semi-Annual	08/04/2025	17,911,300	0	(389)	(389)	0	(21)
Pay	6-Month CLP-CHILIBOR	8.740	Semi-Annual	08/29/2025	3,532,000	0	149	149	4	0
Pay	6-Month CLP-CHILIBOR	7.214	Semi-Annual	09/21/2025	10,690,000	0	(33)	(33)	11	0
Pay	6-Month CLP-CHILIBOR	1.740	Semi-Annual	12/09/2025	3,515,000	0	(568)	(568)	2	0
Receive	6-Month CLP-CHILIBOR	6.500	Semi-Annual	12/12/2025	5,099,000	3	44	47	0	(3)
Receive	6-Month CLP-CHILIBOR	6.567	Semi-Annual	12/12/2025	2,317,000	0	16	16	0	(1)
Pay	6-Month CLP-CHILIBOR	2.580	Semi-Annual	02/05/2026	4,380,000	0	(751)	(751)	7	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	1.780	Semi-Annual	02/17/2026	4,295,000	0	855	855	0	(7)
Receive	6-Month CLP-CHILIBOR	1.785	Semi-Annual	02/17/2026	1,952,000	0	388	388	0	(3)
Receive	6-Month CLP-CHILIBOR	1.790	Semi-Annual	02/17/2026	7,481,000	0	1,487	1,487	0	(12)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026	521,000	0	85	85	0	(1)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026	4,300,000	0	284	284	0	(6)
Pay	6-Month CLP-CHILIBOR	6.850	Semi-Annual	03/01/2026	7,305,000	0	(47)	(47)	11	0
Receive	6-Month CLP-CHILIBOR	2.305	Semi-Annual	03/10/2026	3,676,500	0	640	640	0	(5)
Receive	6-Month CLP-CHILIBOR	2.325	Semi-Annual	03/10/2026	2,451,100	0	425	425	0	(4)
Receive	6-Month CLP-CHILIBOR	6.860	Semi-Annual	03/18/2026	6,947,600	0	19	19	0	(10)
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026	617,300	0	(108)	(108)	1	0
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	07/06/2026	2,555,000	0	373	373	0	(2)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026	3,039,900	0	424	424	0	(4)
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026	1,629,900	0	303	303	0	(3)
Pay	6-Month CLP-CHILIBOR	4.660	Semi-Annual	09/14/2026	4,018,300	0	(339)	(339)	5	0
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	10/13/2026	2,000,000	0	(84)	(84)	2	0
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026	3,446,000	0	(215)	(215)	2	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026	1,657,400	0	80	80	0	(1)
Pay	6-Month CLP-CHILIBOR	2.665	Semi-Annual	01/07/2027	5,000,000	0	(955)	(955)	5	0
Pay	6-Month CLP-CHILIBOR	5.865	Semi-Annual	01/14/2027	3,149,200	0	(118)	(118)	4	0
Pay	6-Month CLP-CHILIBOR	5.890	Semi-Annual	01/14/2027	1,692,400	0	(61)	(61)	2	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/22/2027	6,630,000	0	(1,241)	(1,241)	8	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	01/25/2027	10,577,400	0	(533)	(533)	11	0
Pay	6-Month CLP-CHILIBOR	5.610	Semi-Annual	02/08/2027	9,534,000	0	(428)	(428)	12	0
Pay	6-Month CLP-CHILIBOR	5.975	Semi-Annual	02/11/2027	8,991,000	0	(242)	(242)	13	0
Pay	6-Month CLP-CHILIBOR	6.130	Semi-Annual	02/16/2027	4,147,000	0	(78)	(78)	5	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/02/2027	2,047,400	0	(19)	(19)	3	0
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	03/04/2027	5,611,300	0	(69)	(69)	7	0
Receive	6-Month CLP-CHILIBOR	6.120	Semi-Annual	03/08/2027	2,926,700	0	45	45	0	(3)
Receive	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/11/2027	10,308,200	0	64	64	0	(13)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	03/15/2027	3,790,000	0	12	12	0	(4)
Receive	6-Month CLP-CHILIBOR	6.635	Semi-Annual	03/23/2027	4,265,000	0	(50)	(50)	0	(5)
Pay	6-Month CLP-CHILIBOR	6.480	Semi-Annual	04/01/2027	2,780,000	0	18	18	3	0
Pay	6-Month CLP-CHILIBOR	6.495	Semi-Annual	04/01/2027	2,529,000	0	18	18	3	0
Pay	6-Month CLP-CHILIBOR	6.350	Semi-Annual	04/04/2027	3,967,000	0	3	3	4	0
Pay	6-Month CLP-CHILIBOR	6.333	Semi-Annual	04/05/2027	3,748,000	0	0	0	4	0
Receive	6-Month CLP-CHILIBOR	7.040	Semi-Annual	05/10/2027	4,118,600	0	(166)	(166)	0	(3)
Pay	6-Month CLP-CHILIBOR	6.386	Semi-Annual	05/24/2027	14,751,600	0	192	192	11	0
Pay	6-Month CLP-CHILIBOR	6.360	Semi-Annual	05/25/2027	4,822,400	0	57	57	4	0
Pay	6-Month CLP-CHILIBOR	6.380	Semi-Annual	06/03/2027	9,510,000	(27)	169	142	8	0
Pay	6-Month CLP-CHILIBOR	1.684	Semi-Annual	06/04/2027	11,074,300	0	(2,253)	(2,253)	12	0
Pay	6-Month CLP-CHILIBOR	1.715	Semi-Annual	06/04/2027	2,208,900	0	(446)	(446)	2	0
Receive	6-Month CLP-CHILIBOR	7.110	Semi-Annual	06/15/2027	5,236,000	0	(267)	(267)	0	(4)
Receive	6-Month CLP-CHILIBOR	7.150	Semi-Annual	06/15/2027	12,107,000	0	(640)	(640)	0	(8)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/16/2027	36,841,000	0	(1,972)	(1,972)	0	(24)
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/22/2027	4,309,700	0	233	233	3	0
Receive	6-Month CLP-CHILIBOR	6.800	Semi-Annual	06/23/2027	3,305,000	0	(124)	(124)	0	(2)
Pay	6-Month CLP-CHILIBOR	6.900	Semi-Annual	06/23/2027	3,305,000	0	139	139	2	0
Pay	6-Month CLP-CHILIBOR	6.470	Semi-Annual	06/28/2027	11,080,000	0	261	261	8	0
Pay	6-Month CLP-CHILIBOR	6.800	Semi-Annual	07/05/2027	7,948,000	0	135	135	8	0
Pay	6-Month CLP-CHILIBOR	7.420	Semi-Annual	07/14/2027	3,153,200	0	161	161	5	0
Receive	6-Month CLP-CHILIBOR	3.475	Semi-Annual	07/19/2027	6,223,300	0	960	960	0	(10)
Receive	6-Month CLP-CHILIBOR	7.520	Semi-Annual	08/25/2027	8,239,100	0	(522)	(522)	0	(15)
Pay	6-Month CLP-CHILIBOR	7.610	Semi-Annual	08/29/2027	2,482,000	0	170	170	4	0
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027	9,763,700	0	2,015	2,015	0	(19)
Receive	6-Month CLP-CHILIBOR	7.270	Semi-Annual	09/15/2027	8,891,200	13	(492)	(479)	0	(14)
Receive	6-Month CLP-CHILIBOR	1.947	Semi-Annual	11/23/2027	4,288,000	0	882	882	0	(8)
Receive	6-Month CLP-CHILIBOR	1.965	Semi-Annual	11/24/2027	4,159,900	0	851	851	0	(6)
Receive	6-Month CLP-CHILIBOR	2.000	Semi-Annual	11/25/2027	2,200,000	0	446	446	0	(4)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	11/25/2027	2,827,000	0	570	570	0	(5)
Pay	6-Month CLP-CHILIBOR	2.245	Semi-Annual	12/10/2027	775,000	0	(144)	(144)	1	0
Pay	6-Month CLP-CHILIBOR	2.255	Semi-Annual	12/10/2027	4,170,000	0	(773)	(773)	7	0
Receive	6-Month CLP-CHILIBOR	5.600	Semi-Annual	12/12/2027	3,411,000	0	49	49	0	(5)
Receive	6-Month CLP-CHILIBOR	5.635	Semi-Annual	12/12/2027	6,992,000	0	87	87	0	(10)
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	04/04/2028	4,802,000	0	46	46	10	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028	483,900	0	61	61	0	(1)
Receive	6-Month CLP-CHILIBOR	3.470	Semi-Annual	06/15/2028	10,350,000	0	1,323	1,323	0	(21)
Receive	6-Month CLP-CHILIBOR	3.990	Semi-Annual	07/06/2028	2,465,000	0	334	334	0	(6)
Receive	6-Month CLP-CHILIBOR	4.000	Semi-Annual	07/06/2028	1,304,000	0	175	175	0	(3)
Receive	6-Month CLP-CHILIBOR	3.725	Semi-Annual	07/19/2028	1,002,700	(3)	152	149	0	(3)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028	7,185,000	0	1,064	1,064	0	(19)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028	3,077,800	0	411	411	0	(9)
Pay	6-Month CLP-CHILIBOR	5.015	Semi-Annual	09/13/2028	445,700	0	(27)	(27)	1	0
Receive	6-Month CLP-CHILIBOR	4.170	Semi-Annual	10/01/2028	2,116,730	0	226	226	0	(5)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028	1,210,000	0	55	55	0	(3)
Receive	6-Month CLP-CHILIBOR	5.250	Semi-Annual	10/01/2028	5,585,800	0	180	180	0	(12)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028	1,458,500	0	49	49	0	(4)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028	2,538,000	0	81	81	0	(6)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028	5,600,000	0	173	173	0	(14)
Receive	6-Month CLP-CHILIBOR	5.460	Semi-Annual	10/01/2028	13,343,700	0	267	267	0	(28)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028	760,000	0	15	15	0	(2)
Receive	6-Month CLP-CHILIBOR	5.680	Semi-Annual	10/01/2028	2,190,300	0	13	13	0	(5)
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028	1,834,200	0	36	36	4	0
Receive	6-Month CLP-CHILIBOR	6.470	Semi-Annual	10/01/2028	5,600,000	0	(217)	(217)	0	(12)
Receive	6-Month CLP-CHILIBOR	6.580	Semi-Annual	10/01/2028	2,981,000	0	(135)	(135)	0	(6)
Receive	6-Month CLP-CHILIBOR	6.640	Semi-Annual	10/01/2028	1,272,000	0	(62)	(62)	0	(3)
Receive	6-Month CLP-CHILIBOR	6.650	Semi-Annual	10/01/2028	2,468,000	0	(122)	(122)	0	(5)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	10/01/2028		2,363,700	0	177	177	5	0
Pay	6-Month CLP-CHILIBOR	7.195	Semi-Annual	10/01/2028		1,313,200	0	101	101	3	0
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029		3,133,000	0	8	8	8	0
Pay	6-Month CLP-CHILIBOR	5.990	Semi-Annual	03/02/2029		1,621,000	0	6	6	4	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029		935,600	0	5	5	2	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029		700,000	0	25	25	2	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		10,154,000	0	518	518	13	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		9,917,400	0	1,977	1,977	0	(21)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		1,423,000	0	(287)	(287)	3	0
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030		2,187,000	0	(551)	(551)	3	0
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030		825,000	0	(206)	(206)	1	0
Pay	6-Month CLP-CHILIBOR	6.670	Semi-Annual	06/14/2030		2,733,000	0	238	238	2	0
Pay	6-Month CLP-CHILIBOR	2.105	Semi-Annual	07/13/2030		4,000,000	0	(1,168)	(1,168)	8	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	0	139	139	0	(3)
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	0	70	70	0	(3)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		3,230,000	0	57	57	0	(5)
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030		2,282,900	0	75	75	4	0
Pay	6-Month CLP-CHILIBOR	2.740	Semi-Annual	12/10/2030		2,415,000	0	(501)	(501)	4	0
Receive	6-Month CLP-CHILIBOR	2.548	Semi-Annual	01/07/2031		3,517,700	0	933	933	0	(8)
Pay	6-Month CLP-CHILIBOR	2.770	Semi-Annual	02/12/2031		1,550,000	0	(371)	(371)	4	0
Pay	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/08/2031		1,279,000	0	47	47	3	0
Pay	6-Month CLP-CHILIBOR	5.835	Semi-Annual	10/12/2031		1,970,300	0	59	59	4	0
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		662,000	0	(17)	(17)	1	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		662,000	0	(15)	(15)	1	0
Receive	6-Month CLP-CHILIBOR	5.965	Semi-Annual	02/25/2032		5,150,000	0	(189)	(189)	0	(15)
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	03/17/2032		2,167,200	0	(73)	(73)	0	(6)
Receive	6-Month CLP-CHILIBOR	6.100	Semi-Annual	04/01/2032		1,390,000	0	(76)	(76)	0	(4)
Receive	6-Month CLP-CHILIBOR	6.115	Semi-Annual	04/01/2032		1,445,000	0	(81)	(81)	0	(4)
Pay	6-Month CLP-CHILIBOR	6.550	Semi-Annual	06/15/2032		2,999,300	0	324	324	5	0
Pay	6-Month CLP-CHILIBOR	6.590	Semi-Annual	06/16/2032		9,060,000	0	1,012	1,012	14	0
Pay	6-Month CLP-CHILIBOR	6.610	Semi-Annual	06/17/2032		2,451,300	0	283	283	4	0
Pay	6-Month CLP-CHILIBOR	6.140	Semi-Annual	06/28/2032		971,500	0	71	71	2	0
Pay	6-Month CLP-CHILIBOR	6.650	Semi-Annual	07/20/2032		3,221,700	0	315	315	7	0
Pay	6-Month CLP-CHILIBOR	7.000	Semi-Annual	09/27/2032		2,112,700	0	296	296	3	0
Pay	6-Month CLP-CHILIBOR	5.910	Semi-Annual	11/14/2032		1,562,700	0	72	72	2	0
Pay	6-Month CLP-CHILIBOR	5.590	Semi-Annual	11/15/2032		4,411,700	0	72	72	6	0
Receive	6-Month CZK-PRIBOR	2.255	Annual	01/15/2023	CZK	692,200	0	482	482	18	0
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(403)	(1,796)	(2,199)	0	(29)
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	2,018	2,018	26	0
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	(1,969)	(1,969)	0	(19)
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		340,000	12	(1,440)	(1,428)	0	(38)
Receive	6-Month CZK-PRIBOR	0.690	Annual	03/31/2025		5,800	0	32	32	1	0
Pay	6-Month CZK-PRIBOR	0.915	Annual	09/01/2025		47,200	0	(298)	(298)	0	(6)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026		46,200	(21)	(235)	(256)	0	(7)
Receive	6-Month CZK-PRIBOR	0.765	Annual	04/07/2026		50,700	0	345	345	8	0
Pay	6-Month CZK-PRIBOR	1.903	Annual	08/04/2026		81,500	0	(502)	(502)	0	(15)
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		206,100	(269)	(1,009)	(1,278)	0	(39)
Pay	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		343,700	(518)	(1,523)	(2,041)	0	(65)
Pay	6-Month CZK-PRIBOR	3.530	Annual	12/27/2026		150,800	(102)	(347)	(449)	0	(32)
Pay	6-Month CZK-PRIBOR	3.930	Annual	01/18/2027		101,800	0	(222)	(222)	0	(21)
Receive	6-Month CZK-PRIBOR	4.164	Annual	03/14/2027		368,500	0	538	538	74	0
Receive	6-Month CZK-PRIBOR	4.220	Annual	03/14/2027		698,500	0	941	941	140	0
Receive	6-Month CZK-PRIBOR	4.310	Annual	03/15/2027		101,500	0	118	118	20	0
Receive	6-Month CZK-PRIBOR	4.320	Annual	03/15/2027		38,300	0	44	44	8	0
Receive	6-Month CZK-PRIBOR	4.490	Annual	03/25/2027		231,600	0	174	174	46	0
Receive	6-Month CZK-PRIBOR	4.560	Annual	03/25/2027		231,600	0	141	141	46	0
Pay	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		194,400	(84)	98	14	0	(40)
Pay	6-Month CZK-PRIBOR	6.221	Annual	06/17/2027		409,800	0	1,197	1,197	0	(95)
Pay	6-Month CZK-PRIBOR	5.606	Annual	06/28/2027		234,200	0	403	403	0	(55)
Pay	6-Month CZK-PRIBOR	5.220	Annual	07/07/2027		233,000	0	(152)	(152)	0	(56)
Pay	6-Month CZK-PRIBOR	5.600	Annual	11/11/2027		350,700	0	186	186	0	(86)
Pay	6-Month CZK-PRIBOR	5.138	Annual	11/14/2027		180,400	0	(62)	(62)	0	(45)
Pay	6-Month CZK-PRIBOR	5.180	Annual	11/14/2027		299,000	0	(79)	(79)	0	(74)
Pay	6-Month CZK-PRIBOR	2.000	Annual	06/20/2028		51,100	(14)	(301)	(315)	0	(14)
Pay	6-Month CZK-PRIBOR	1.890	Annual	01/15/2030		49,600	0	(431)	(431)	0	(16)
Pay	6-Month CZK-PRIBOR	1.477	Annual	02/04/2030		233,600	0	(2,298)	(2,298)	0	(75)
Receive	6-Month CZK-PRIBOR	0.929	Annual	03/13/2030		85,500	0	961	961	27	0
Receive	6-Month CZK-PRIBOR	0.650	Annual	03/31/2030		13,800	12	153	165	4	0
Receive	6-Month CZK-PRIBOR	0.800	Annual	05/11/2030		181,100	0	2,052	2,052	58	0
Pay	6-Month CZK-PRIBOR	2.715	Annual	10/20/2031		169,300	(651)	(538)	(1,189)	0	(59)
Receive	6-Month CZK-PRIBOR	3.490	Annual	01/18/2032		54,300	1	232	233	21	0
Receive	6-Month CZK-PRIBOR	4.570	Annual	07/12/2032		108,200	0	151	151	44	0
Receive	6-Month CZK-PRIBOR	4.675	Annual	09/20/2032		181,100	45	89	134	72	0
Receive	6-Month CZK-PRIBOR	4.700	Annual	09/20/2032		280,500	0	183	183	112	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	24,900	958	1,195	2,153	79	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		22,200	2,265	699	2,964	117	0
Pay	6-Month HUF-BBR	0.960	Annual	03/05/2023	HUF	2,993,000	0	(471)	(471)	0	(12)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		5,305,100	(165)	(2,144)	(2,309)	0	(44)
Pay	6-Month HUF-BBR	2.325	Annual	07/20/2024		6,436,400	(2)	(3,523)	(3,525)	0	(49)
Receive	6-Month HUF-BBR	13.550	Annual	12/12/2024		7,983,900	0	152	152	62	0
Receive	6-Month HUF-BBR	13.600	Annual	12/12/2024		3,995,200	(2)	69	67	31	0
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(3,389)	(3,399)	0	(62)
Pay	6-Month HUF-BBR	1.770	Annual	02/24/2026		3,434,000	0	(2,671)	(2,671)	0	(56)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(217)	(4,468)	(4,685)	0	(109)
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(102)	(710)	(812)	0	(21)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,533,000	(417)	(6,352)	(6,769)	0	(251)
Pay	6-Month HUF-BBR	8.670	Annual	05/23/2029		2,542,300	0	(390)	(390)	0	(82)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(542)	(1,372)	(1,914)	0	(63)
Pay	6-Month HUF-BBR	9.230	Annual	08/26/2032		650,100	0	(61)	(61)	0	(26)
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024	PLN	6,600	(8)	108	100	1	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	50	37	0	0
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	1,179	1,179	4	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024		63,200	0	92	92	0	(7)
Receive	6-Month PLN-WIBOR	6.890	Annual	08/22/2024		86,300	0	102	102	0	(10)
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		8,600	7	(198)	(191)	0	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		145,600	251	(4,086)	(3,835)	0	(1)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025	62,000	0	1,930	1,930	3	0
Receive	6-Month PLN-WIBOR	0.481	Annual	08/06/2025	47,600	0	1,847	1,847	2	0
Pay	6-Month PLN-WIBOR	0.565	Annual	08/14/2025	56,500	0	(2,156)	(2,156)	0	(2)
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026	18,900	0	(627)	(627)	0	0
Pay	6-Month PLN-WIBOR	1.465	Annual	06/07/2026	7,700	22	(275)	(253)	0	0
Pay	6-Month PLN-WIBOR	1.405	Annual	08/10/2026	21,700	6	(882)	(876)	0	0
Pay	6-Month PLN-WIBOR	1.330	Annual	08/23/2026	28,500	0	(1,163)	(1,163)	0	(1)
Pay	6-Month PLN-WIBOR	1.930	Annual	10/05/2026	39,000	(16)	(1,366)	(1,382)	0	0
Pay	6-Month PLN-WIBOR	2.375	Annual	10/12/2026	64,100	(6)	(2,027)	(2,033)	2	0
Receive	6-Month PLN-WIBOR	3.004	Annual	12/09/2026	33,600	0	871	871	0	(1)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026	35,800	0	940	940	0	0
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027	60,300	(1)	(906)	(907)	3	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027	143,000	0	2,186	2,186	0	(4)
Receive	6-Month PLN-WIBOR	4.320	Annual	03/09/2027	22,300	0	285	285	0	(1)
Receive	6-Month PLN-WIBOR	4.350	Annual	03/09/2027	22,300	0	279	279	0	(1)
Receive	6-Month PLN-WIBOR	4.885	Annual	03/22/2027	63,000	0	439	439	0	(4)
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027	48,900	0	194	194	0	(4)
Receive	6-Month PLN-WIBOR	5.285	Annual	03/25/2027	48,800	0	141	141	0	(4)
Receive	6-Month PLN-WIBOR	5.290	Annual	03/25/2027	48,800	0	139	139	0	(4)
Receive	6-Month PLN-WIBOR	5.340	Annual	03/28/2027	24,000	0	57	57	0	(2)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027	76,800	0	76	76	0	(6)
Receive	6-Month PLN-WIBOR	5.550	Annual	04/08/2027	48,000	0	9	9	0	(4)
Receive	6-Month PLN-WIBOR	5.575	Annual	04/08/2027	48,000	0	(3)	(3)	0	(4)
Pay	6-Month PLN-WIBOR	5.985	Annual	04/13/2027	72,100	0	297	297	8	0
Pay	6-Month PLN-WIBOR	6.010	Annual	04/13/2027	72,100	0	315	315	8	0
Receive	6-Month PLN-WIBOR	5.870	Annual	04/22/2027	28,200	0	(81)	(81)	0	(2)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027	82,900	0	(303)	(303)	0	(7)
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027	24,279	0	(148)	(148)	0	(2)
Pay	6-Month PLN-WIBOR	6.755	Annual	05/10/2027	90,100	0	1,036	1,036	10	0
Receive	6-Month PLN-WIBOR	6.456	Annual	05/25/2027	62,400	0	(435)	(435)	0	(5)
Receive	6-Month PLN-WIBOR	6.480	Annual	05/25/2027	29,900	0	(127)	(127)	0	(2)
Receive	6-Month PLN-WIBOR	6.560	Annual	05/25/2027	13,900	0	(110)	(110)	0	(1)
Pay	6-Month PLN-WIBOR	6.940	Annual	06/09/2027	120,100	3	1,674	1,677	11	0
Pay	6-Month PLN-WIBOR	7.725	Annual	06/23/2027	111,700	204	2,251	2,455	14	0
Receive	6-Month PLN-WIBOR	0.663	Annual	06/25/2027	17,700	521	319	840	5	0
Receive	6-Month PLN-WIBOR	6.725	Annual	06/27/2027	26,300	0	(320)	(320)	0	(2)
Pay	6-Month PLN-WIBOR	6.843	Annual	06/28/2027	68,000	0	907	907	5	0
Receive	6-Month PLN-WIBOR	7.310	Annual	06/30/2027	47,200	0	(848)	(848)	0	(4)
Pay	6-Month PLN-WIBOR	6.745	Annual	07/05/2027	46,100	11	174	185	3	0
Receive	6-Month PLN-WIBOR	6.395	Annual	09/01/2027	6,900	0	(8)	(8)	0	0
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027	37,200	0	(140)	(140)	0	0
Receive	6-Month PLN-WIBOR	6.300	Annual	04/25/2028	35,600	0	(168)	(168)	1	0
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029	52,000	9	3,146	3,155	12	0
Receive	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	12,600	64	515	579	2	0
Pay	6-Month PLN-WIBOR	1.421	Annual	02/25/2030	143,900	(2,374)	(6,756)	(9,130)	0	(28)
Pay	6-Month PLN-WIBOR	1.163	Annual	12/03/2030	8,700	0	(611)	(611)	0	(1)
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031	28,400	0	2,064	2,064	3	0
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031	30,600	0	1,530	1,530	9	0
Pay	6-Month PLN-WIBOR	6.260	Annual	04/25/2032	16,300	0	37	37	0	0
Pay	28-Day MXN-TIIE	4.245	Lunar	02/15/2023	188,100	0	(104)	(104)	0	(7)
Pay	28-Day MXN-TIIE	4.350	Lunar	02/15/2023	963,300	0	(525)	(525)	0	(35)
Pay	28-Day MXN-TIIE	4.290	Lunar	02/16/2023	229,100	0	(126)	(126)	0	(8)
Pay	28-Day MXN-TIIE	4.300	Lunar	02/16/2023	1,247,600	0	(686)	(686)	0	(46)
Pay	28-Day MXN-TIIE	4.335	Lunar	02/21/2023	405,000	0	(222)	(222)	0	(15)
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023	407,600	(2,284)	2,084	(200)	0	(14)
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023	434,400	(1,869)	1,674	(195)	0	(13)
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023	1,161,000	0	(312)	(312)	0	(21)
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023	23,900	0	(18)	(18)	0	(1)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023	47,800	0	(36)	(36)	0	(2)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	165,200	0	(125)	(125)	0	(6)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023	23,900	0	(18)	(18)	0	(1)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023	23,900	0	(18)	(18)	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	03/17/2023	1,033,400	0	(474)	(474)	0	(21)
Receive	28-Day MXN-TIIE	4.900	Lunar	03/22/2023	168,500	0	124	124	6	0
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023	564,000	(649)	964	315	14	0
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023	8,600	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023	3,789,000	0	1,481	1,481	67	0
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023	538,600	0	(429)	(429)	0	(14)
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023	1,829,200	(8)	1,782	1,774	59	0
Receive	28-Day MXN-TIIE	5.070	Lunar	05/03/2023	730,000	0	848	848	21	0
Receive	28-Day MXN-TIIE	4.970	Lunar	05/09/2023	129,200	0	155	155	4	0
Pay	28-Day MXN-TIIE	5.260	Lunar	05/17/2023	650,000	0	(745)	(745)	0	(20)
Pay	28-Day MXN-TIIE	9.580	Lunar	06/30/2023	1,672,900	0	(636)	(636)	5	0
Pay	28-Day MXN-TIIE	9.500	Lunar	07/03/2023	4,019,400	0	(1,684)	(1,684)	3	0
Receive	28-Day MXN-TIIE	9.335	Lunar	08/02/2023	2,935,100	0	1,572	1,572	0	(7)
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023	968,800	0	(906)	(906)	0	(4)
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023	1,798,700	0	(1,760)	(1,760)	0	(9)
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023	1,966,600	0	(3,346)	(3,346)	0	(36)
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023	1,578,600	0	(1,446)	(1,446)	0	(13)
Pay	28-Day MXN-TIIE	7.110	Lunar	11/28/2023	559,700	0	(991)	(991)	0	(12)
Receive	28-Day MXN-TIIE	10.875	Lunar	12/01/2023	4,082,700	0	179	179	3	0
Receive	28-Day MXN-TIIE	10.815	Lunar	12/04/2023	1,101,800	0	53	53	0	0
Receive	28-Day MXN-TIIE	10.870	Lunar	12/05/2023	647,600	0	13	13	0	(1)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023	339,200	0	505	505	6	0
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023	353,900	206	(730)	(524)	0	(9)
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024	700,000	0	977	977	20	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	7.790	Lunar	02/09/2024	1,960,300	0	3,328	3,328	62	0
Pay	28-Day MXN-TIIE	4.590	Lunar	02/20/2024	104,800	0	(367)	(367)	0	(6)
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024	151,900	0	535	535	8	0
Receive	28-Day MXN-TIIE	4.570	Lunar	02/21/2024	1,345,800	0	4,721	4,721	71	0
Receive	28-Day MXN-TIIE	8.035	Lunar	02/22/2024	538,100	(2,575)	3,409	834	18	0
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024	131,100	0	(423)	(423)	0	(6)
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024	784,500	(72)	1,471	1,399	26	0
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024	230,000	0	455	455	7	0
Receive	28-Day MXN-TIIE	8.940	Lunar	05/22/2024	1,505,600	0	1,646	1,646	36	0
Pay	28-Day MXN-TIIE	4.870	Lunar	06/17/2024	880,600	0	(3,614)	(3,614)	0	(39)
Pay	28-Day MXN-TIIE	4.715	Lunar	06/24/2024	57,000	0	(238)	(238)	0	(2)
Pay	28-Day MXN-TIIE	4.695	Lunar	06/25/2024	286,500	0	(1,204)	(1,204)	0	(13)
Pay	28-Day MXN-TIIE	4.610	Lunar	06/27/2024	360,100	0	(1,533)	(1,533)	0	(16)
Receive	28-Day MXN-TIIE	7.180	Lunar	06/27/2024	1,091,200	0	2,575	2,575	33	0
Pay	28-Day MXN-TIIE	6.513	Lunar	09/26/2024	387,000	0	(1,169)	(1,169)	0	(13)
Receive	28-Day MXN-TIIE	4.870	Lunar	11/12/2024	104,900	0	486	486	5	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025	329,600	3	(1,046)	(1,043)	0	(19)
Pay	28-Day MXN-TIIE	6.600	Lunar	01/13/2025	186,200	0	(588)	(588)	0	(12)
Receive	28-Day MXN-TIIE	6.635	Lunar	01/15/2025	256,900	(112)	912	800	17	0
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025	128,000	0	630	630	11	0
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025	173,800	0	853	853	15	0
Pay	28-Day MXN-TIIE	6.510	Lunar	02/24/2025	371,900	0	(1,256)	(1,256)	0	(29)
Pay	28-Day MXN-TIIE	6.415	Lunar	02/25/2025	34,200	0	(119)	(119)	0	(3)
Receive	28-Day MXN-TIIE	6.855	Lunar	03/20/2025	966,000	0	2,832	2,832	81	0
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025	371,000	0	1,527	1,527	36	0
Pay	28-Day MXN-TIIE	5.080	Lunar	06/16/2025	121,900	0	(631)	(631)	0	(12)
Receive	28-Day MXN-TIIE	4.830	Lunar	07/22/2025	266,700	(2)	1,471	1,469	28	0
Receive	28-Day MXN-TIIE	4.835	Lunar	07/24/2025	49,400	0	271	271	5	0
Pay	28-Day MXN-TIIE	4.970	Lunar	08/08/2025	141,000	0	(743)	(743)	0	(15)
Pay	28-Day MXN-TIIE	4.917	Lunar	08/11/2025	115,500	(5)	(633)	(638)	0	(12)
Pay	28-Day MXN-TIIE	4.980	Lunar	08/12/2025	113,600	0	(618)	(618)	0	(12)
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025	164,500	0	864	864	18	0
Pay	28-Day MXN-TIIE	8.990	Lunar	11/28/2025	2,100,500	0	(658)	(658)	0	(200)
Pay	28-Day MXN-TIIE	8.880	Lunar	12/01/2025	551,400	0	(276)	(276)	0	(52)
Pay	28-Day MXN-TIIE	8.955	Lunar	12/01/2025	512,000	0	(205)	(205)	0	(48)
Pay	28-Day MXN-TIIE	9.010	Lunar	12/01/2025	342,900	0	(112)	(112)	0	(32)
Pay	28-Day MXN-TIIE	8.895	Lunar	12/02/2025	115,500	0	(55)	(55)	0	(11)
Pay	28-Day MXN-TIIE	8.930	Lunar	12/02/2025	394,700	0	(169)	(169)	0	(37)
Receive	28-Day MXN-TIIE	4.770	Lunar	01/06/2026	124,300	0	757	757	15	0
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026	94,300	0	(588)	(588)	0	(12)
Pay	28-Day MXN-TIIE	4.730	Lunar	02/06/2026	78,600	1	(490)	(489)	0	(10)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/11/2026	282,700	0	1,668	1,668	37	0
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026	47,400	0	280	280	6	0
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026	74,200	0	437	437	10	0
Receive	28-Day MXN-TIIE	6.210	Lunar	03/19/2026	79,800	0	331	331	11	0
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026	1,580,300	0	(7,641)	(7,641)	0	(213)
Pay	28-Day MXN-TIIE	6.070	Lunar	04/29/2026	315,000	0	(1,417)	(1,417)	0	(42)
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026	111,700	0	(525)	(525)	0	(15)
Pay	28-Day MXN-TIIE	9.070	Lunar	06/04/2026	174,400	0	4	4	0	(22)
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026	133,600	0	483	483	18	0
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026	284,600	0	963	963	39	0
Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026	171,800	0	716	716	23	0
Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026	69,400	0	287	287	9	0
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026	49,200	0	197	197	7	0
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026	35,800	0	143	143	5	0
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026	398,600	(9)	(1,670)	(1,679)	0	(55)
Pay	28-Day MXN-TIIE	7.285	Lunar	09/30/2026	42,100	0	(115)	(115)	0	(6)
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026	138,200	0	(404)	(404)	0	(19)
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026	339,600	0	(985)	(985)	0	(46)
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026	24,240	0	(70)	(70)	0	(3)
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026	164,400	0	(461)	(461)	0	(22)
Pay	28-Day MXN-TIIE	7.450	Lunar	10/16/2026	55,800	(14)	(126)	(140)	0	(7)
Pay	28-Day MXN-TIIE	7.265	Lunar	11/02/2026	287,500	0	(831)	(831)	0	(39)
Pay	28-Day MXN-TIIE	9.165	Lunar	11/05/2026	113,900	0	39	39	0	(14)
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026	66,600	0	193	193	9	0
Pay	28-Day MXN-TIIE	7.533	Lunar	01/07/2027	238,900	0	(580)	(580)	0	(32)
Receive	28-Day MXN-TIIE	7.510	Lunar	02/04/2027	528,800	0	1,316	1,316	71	0
Receive	28-Day MXN-TIIE	8.120	Lunar	03/04/2027	409,700	0	578	578	54	0
Receive	28-Day MXN-TIIE	8.140	Lunar	03/04/2027	224,100	0	308	308	30	0
Receive	28-Day MXN-TIIE	8.180	Lunar	03/04/2027	355,300	0	463	463	47	0
Receive	28-Day MXN-TIIE	8.915	Lunar	03/04/2027	469,500	0	(10)	(10)	61	0
Receive	28-Day MXN-TIIE	8.431	Lunar	05/24/2027	507,700	0	431	431	70	0
Receive	28-Day MXN-TIIE	6.565	Lunar	06/03/2027	141,500	0	614	614	21	0
Pay	28-Day MXN-TIIE	8.975	Lunar	06/03/2027	277,800	0	52	52	0	(39)
Receive	28-Day MXN-TIIE	9.060	Lunar	06/18/2027	306,600	0	(105)	(105)	42	0
Receive	28-Day MXN-TIIE	9.018	Lunar	07/07/2027	219,600	0	(66)	(66)	31	0
Receive	28-Day MXN-TIIE	9.090	Lunar	07/08/2027	323,800	0	(143)	(143)	46	0
Pay	28-Day MXN-TIIE	8.740	Lunar	08/30/2027	172,100	0	(38)	(38)	0	(25)
Pay	28-Day MXN-TIIE	8.750	Lunar	08/30/2027	340,900	0	(68)	(68)	0	(50)
Pay	28-Day MXN-TIIE	9.600	Lunar	09/21/2027	59,900	0	89	89	0	(9)
Pay	28-Day MXN-TIIE	9.525	Lunar	09/22/2027	110,800	0	148	148	0	(16)
Pay	28-Day MXN-TIIE	9.360	Lunar	10/11/2027	470,200	0	481	481	0	(69)
Pay	28-Day MXN-TIIE	9.045	Lunar	11/04/2027	76,800	0	30	30	0	(11)
Pay	28-Day MXN-TIIE	9.053	Lunar	11/04/2027	84,000	0	34	34	0	(12)
Pay	28-Day MXN-TIIE	9.117	Lunar	11/04/2027	209,700	0	113	113	0	(31)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027	32,800	0	(10)	(10)	0	(5)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	28-Day MXN-TIIE	8.743	Lunar	11/05/2027	143,600	0	(32)	(32)	0	(21)
Pay	28-Day MXN-TIIE	8.760	Lunar	11/05/2027	96,200	0	(18)	(18)	0	(14)
Pay	28-Day MXN-TIIE	8.773	Lunar	11/05/2027	142,600	0	(23)	(23)	0	(21)
Receive	28-Day MXN-TIIE	8.523	Lunar	11/26/2027	525,800	0	329	329	81	0
Receive	28-Day MXN-TIIE	8.440	Lunar	11/29/2027	141,500	0	121	121	22	0
Receive	28-Day MXN-TIIE	8.495	Lunar	11/29/2027	262,900	0	195	195	40	0
Receive	28-Day MXN-TIIE	8.545	Lunar	11/29/2027	176,500	0	113	113	27	0
Receive	28-Day MXN-TIIE	8.460	Lunar	11/30/2027	178,800	0	144	144	27	0
Receive	28-Day MXN-TIIE	8.465	Lunar	11/30/2027	71,100	0	57	57	11	0
Receive	28-Day MXN-TIIE	8.414	Lunar	12/14/2027	265,900	0	233	233	41	0
Receive	28-Day MXN-TIIE	8.515	Lunar	12/17/2027	143,900	0	94	94	22	0
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028	4,000	0	(7)	(7)	0	(1)
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028	2,208,700	0	(3,926)	(3,926)	0	(349)
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028	400,200	(135)	(261)	(396)	64	0
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028	1,018,400	0	(746)	(746)	163	0
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028	978,600	0	(1,250)	(1,250)	158	0
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029	415,000	0	(290)	(290)	0	(69)
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029	196,950	0	(133)	(133)	0	(33)
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029	542,200	7	886	893	93	0
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029	181,800	0	(286)	(286)	0	(31)
Receive	28-Day MXN-TIIE	8.035	Lunar	05/31/2029	296,800	0	547	547	52	0
Receive	28-Day MXN-TIIE	8.080	Lunar	05/31/2029	156,200	0	270	270	27	0
Receive	28-Day MXN-TIIE	8.135	Lunar	05/31/2029	100,000	0	159	159	17	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029	595,300	1,032	(2,660)	(1,628)	0	(104)
Receive	28-Day MXN-TIIE	6.845	Lunar	11/02/2029	215,800	0	1,100	1,100	39	0
Receive	28-Day MXN-TIIE	6.830	Lunar	12/27/2029	25,600	0	133	133	5	0
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030	257,800	0	1,471	1,471	49	0
Pay	28-Day MXN-TIIE	7.210	Lunar	02/28/2030	120,300	0	(508)	(508)	0	(23)
Pay	28-Day MXN-TIIE	7.220	Lunar	02/28/2030	69,800	0	(293)	(293)	0	(13)
Receive	28-Day MXN-TIIE	7.750	Lunar	03/08/2030	387,800	0	1,059	1,059	74	0
Receive	28-Day MXN-TIIE	6.288	Lunar	04/25/2030	324,500	(119)	2,337	2,218	62	0
Receive	28-Day MXN-TIIE	6.040	Lunar	05/02/2030	61,800	0	464	464	12	0
Receive	28-Day MXN-TIIE	6.060	Lunar	05/16/2030	32,300	0	244	244	6	0
Receive	28-Day MXN-TIIE	5.940	Lunar	05/23/2030	54,300	0	426	426	10	0
Receive	28-Day MXN-TIIE	6.095	Lunar	05/29/2030	30,800	0	228	228	6	0
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2030	176,800	0	1,403	1,403	34	0
Pay	28-Day MXN-TIIE	5.885	Lunar	06/07/2030	279,600	0	(2,222)	(2,222)	0	(54)
Pay	28-Day MXN-TIIE	5.870	Lunar	06/12/2030	116,000	0	(944)	(944)	0	(22)
Pay	28-Day MXN-TIIE	5.865	Lunar	06/13/2030	251,300	0	(2,048)	(2,048)	0	(48)
Receive	28-Day MXN-TIIE	5.590	Lunar	07/03/2030	95,900	0	848	848	19	0
Receive	28-Day MXN-TIIE	5.610	Lunar	07/03/2030	265,500	(1)	2,333	2,332	52	0
Pay	28-Day MXN-TIIE	5.445	Lunar	12/05/2030	21,300	0	(206)	(206)	0	(4)
Pay	28-Day MXN-TIIE	5.450	Lunar	12/05/2030	18,900	0	(182)	(182)	0	(4)
Pay	28-Day MXN-TIIE	5.540	Lunar	12/31/2030	70,700	0	(669)	(669)	0	(14)
Pay	28-Day MXN-TIIE	5.520	Lunar	01/27/2031	211,600	(458)	(1,568)	(2,026)	0	(41)
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031	58,300	0	(475)	(475)	0	(12)
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031	457,400	(16)	2,916	2,900	90	0
Receive	28-Day MXN-TIIE	6.550	Lunar	04/04/2031	73,000	0	479	479	14	0
Receive	28-Day MXN-TIIE	6.755	Lunar	04/29/2031	32,700	0	196	196	6	0
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031	175,700	0	(1,100)	(1,100)	0	(35)
Pay	28-Day MXN-TIIE	6.715	Lunar	05/30/2031	7,900	(10)	(39)	(49)	0	(2)
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031	230,700	(173)	1,335	1,162	45	0
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031	126,900	0	651	651	25	0
Pay	28-Day MXN-TIIE	7.650	Lunar	09/24/2031	18,900	0	(63)	(63)	0	(4)
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031	237,200	0	(886)	(886)	0	(47)
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031	18,350	0	(63)	(63)	0	(4)
Pay	28-Day MXN-TIIE	7.600	Lunar	10/08/2031	44,600	0	(159)	(159)	0	(9)
Pay	28-Day MXN-TIIE	7.700	Lunar	10/10/2031	30,300	0	(98)	(98)	0	(6)
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031	19,900	0	(65)	(65)	0	(4)
Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031	406,800	0	1,217	1,217	81	0
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031	110,200	0	324	324	22	0
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031	146,400	0	500	500	29	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032	525,400	360	(1,053)	(693)	0	(105)
Pay	28-Day MXN-TIIE	7.875	Lunar	02/17/2032	248,700	0	(697)	(697)	0	(49)
Pay	28-Day MXN-TIIE	7.900	Lunar	02/19/2032	178,300	0	(484)	(484)	0	(35)
Pay	28-Day MXN-TIIE	7.950	Lunar	02/20/2032	176,800	0	(451)	(451)	0	(35)
Pay	28-Day MXN-TIIE	8.050	Lunar	02/24/2032	313,600	0	(695)	(695)	0	(62)
Pay	28-Day MXN-TIIE	8.680	Lunar	03/30/2032	165,800	0	(30)	(30)	0	(34)
Receive	28-Day MXN-TIIE	8.935	Lunar	09/09/2032	148,100	135	(232)	(97)	31	0
Receive	28-Day MXN-TIIE	9.260	Lunar	10/04/2032	270,600	0	(471)	(471)	56	0
Pay	28-Day MXN-TIIE	9.470	Lunar	10/11/2032	321,100	0	785	785	0	(68)
Pay	28-Day MXN-TIIE	9.350	Lunar	10/13/2032	97,300	0	199	199	0	(21)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	26,800	0	83	83	7	0
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039	434,200	0	(1,812)	(1,812)	0	(113)
Pay	28-Day MXN-TIIE	7.675	Lunar	06/09/2039	421,800	0	(2,178)	(2,178)	0	(107)
Pay	28-Day MXN-TIIE	7.625	Lunar	07/12/2039	124,000	0	(669)	(669)	0	(32)
Pay	28-Day MXN-TIIE	7.640	Lunar	07/13/2039	106,600	0	(567)	(567)	0	(27)
Pay	28-Day MXN-TIIE	7.127	Lunar	08/10/2039	132,900	0	(1,009)	(1,009)	0	(33)
Receive	28-Day MXN-TIIE	7.210	Lunar	10/28/2039	40,000	0	291	291	10	0
Receive	28-Day MXN-TIIE	7.253	Lunar	10/28/2039	80,000	0	567	567	20	0
Receive	28-Day MXN-TIIE	7.180	Lunar	10/31/2039	94,900	0	703	703	24	0
Receive	28-Day MXN-TIIE	7.200	Lunar	10/31/2039	82,300	0	603	603	21	0
Receive	28-Day MXN-TIIE	7.065	Lunar	12/26/2039	95,600	0	760	760	24	0
Pay	28-Day MXN-TIIE	7.990	Lunar	02/17/2040	69,200	0	(267)	(267)	0	(18)
Pay	28-Day MXN-TIIE	8.300	Lunar	02/17/2040	286,700	0	(709)	(709)	0	(76)
Receive	28-Day MXN-TIIE	6.623	Lunar	05/17/2040	66,500	0	665	665	16	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	6.435	Lunar	05/18/2040	14,500	0	157	157	3	0
Receive	28-Day MXN-TIIE	6.463	Lunar	05/18/2040	79,400	0	850	850	19	0
Receive	28-Day MXN-TIIE	6.500	Lunar	05/25/2040	181,500	0	1,907	1,907	43	0
Receive	28-Day MXN-TIIE	6.480	Lunar	05/28/2040	406,000	0	4,356	4,356	96	0
Receive	28-Day MXN-TIIE	6.545	Lunar	05/30/2040	74,600	0	778	778	18	0
Receive	28-Day MXN-TIIE	6.540	Lunar	05/31/2040	164,600	0	1,719	1,719	39	0
Receive	28-Day MXN-TIIE	6.430	Lunar	06/04/2040	17,000	0	185	185	4	0
Receive	28-Day MXN-TIIE	6.380	Lunar	06/05/2040	85,800	0	955	955	20	0
Receive	28-Day MXN-TIIE	6.260	Lunar	06/07/2040	101,100	0	1,179	1,179	24	0
Receive	28-Day MXN-TIIE	6.465	Lunar	09/26/2040	64,000	0	693	693	15	0

$(5,701)	$(11,524)	$(17,225)	$5,253	$(6,316)

Total Swap Agreements	$(5,794)	$(11,469)	$(17,263)	$5,256	$(6,316)

Cash of $33,873 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	CNH	155,805	$24,145	$1,603	$0
01/2023	CZK	50,336	1,986	0	(241)
01/2023	HUF	554,621	1,394	0	(93)
01/2023	MYR	433,987	97,292	0	(1,307)
01/2023	PEN	9,763	2,439	0	(127)
01/2023	PLN	34,194	7,794	0	(5)
01/2023	$1,015	JPY	133,800	5	0
01/2023	278,914	MYR	1,237,038	1,912	0
01/2023	213	PLN	945	2	0
01/2023	312	RON	1,578	30	0
01/2023	240	ZAR	4,258	11	0
02/2023	EUR	21,566	$22,972	0	(179)
02/2023	PEN	8,924	2,273	0	(70)
02/2023	$24,120	CNH	155,805	0	(1,522)
02/2023	28,458	EUR	26,848	364	0
02/2023	4,066	ZAR	73,711	257	0
03/2023	COP	8,017,078	$1,685	53	0
03/2023	$20	CNY	141	0	0
03/2023	2,147	MXN	42,672	15	0
04/2023	PLN	82,277	EUR	16,341	0	(969)
05/2023	EUR	4,043	CZK	102,146	128	0
BPS	01/2023	HUF	3,462,848	$9,070	0	(210)
01/2023	ILS	17,682	5,158	125	0
01/2023	MYR	604,364	135,988	0	(1,281)
01/2023	PEN	3,872	991	0	(27)
01/2023	RON	38,455	7,609	0	(718)
01/2023	THB	1,193,393	34,611	104	0
01/2023	$4,859	BRL	25,739	16	0
01/2023	23,827	CNH	155,805	0	(1,285)
01/2023	6,695	CZK	168,012	736	0
01/2023	156,477	MYR	700,398	3,577	0
01/2023	39,072	PLN	195,974	5,629	0
01/2023	2,356	THB	81,921	12	0
01/2023	3,327	ZAR	57,881	75	0
02/2023	EUR	39,666	$41,131	0	(1,452)
03/2023	CLP	29,245,332	30,286	0	(3,833)
03/2023	COP	192,375,696	39,137	260	(278)
03/2023	ILS	42,544	12,531	393	0
03/2023	INR	33,681	406	1	0
03/2023	MXN	367,207	18,212	0	(371)
03/2023	MYR	810,795	175,876	0	(10,075)
03/2023	TWD	2,028	67	1	0
03/2023	$21,575	CNY	149,059	84	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	03/2023		25,143	COP	122,358,443	0	(241)
	03/2023		2,407	IDR	37,733,841	29	0
	03/2023		17,753	MXN	349,931	56	(99)
	03/2023		59,891	PEN	232,858	1,032	0
	03/2023		36,734	THB	1,258,701	0	(145)
	04/2023	CLP	3,730,094		$3,993	0	(334)
	05/2023	EUR	1,430	CZK	37,491	105	0
BRC	01/2023	CLP	49,311,911		$57,272	0	(816)
	01/2023	MYR	202,483		42,797	0	(3,495)
	01/2023	PLN	2,166		437	0	(57)
	01/2023	SGD	151		112	0	(1)
	01/2023		$3,410	BRL	18,037	7	0
	01/2023		7,657	CNH	53,389	67	0
	01/2023		2,212	CZK	52,735	120	0
	01/2023		1,392	HUF	590,621	187	0
	01/2023		19,637	MYR	92,045	1,408	(1)
	01/2023		285	PHP	15,901	1	0
	01/2023		10,740	PLN	47,908	191	(3)
	01/2023		1,560	RON	7,794	128	0
	02/2023		9,555	EUR	9,004	112	0
	02/2023		788	ZAR	13,055	0	(23)
	03/2023	CLP	1,473,232		$1,693	0	(28)
	03/2023	COP	24,261		5	0	0
	03/2023	IDR	159,720		10	0	0
	03/2023		$56,742	CLP	49,311,911	869	0
BSH	01/2023	CLP	1,485,942		$1,682	0	(69)
	02/2023		1,424,005		1,590	0	(80)
	07/2023	BRL	235,400		42,377	180	(895)
CBK	01/2023	CLP	796,404		927	0	(10)
	01/2023	HUF	6,371,940		15,485	0	(1,548)
	01/2023	IDR	708,648		45	0	0
	01/2023	PLN	12,370		2,658	0	(164)
	01/2023		$107,633	BRL	577,175	1,686	0
	01/2023		69,353	CLP	66,082,674	8,492	0
	01/2023		437	HUF	178,483	40	0
	01/2023		8,046	PEN	31,898	337	0
	01/2023		8,348	PLN	39,292	614	0
	01/2023		7,623	THB	263,588	0	(1)
	01/2023		116	ZAR	2,031	3	0
	02/2023	AUD	299		$202	0	(2)
	02/2023	PEN	51,242		12,875	0	(569)
	02/2023		$3,221	COP	15,570,539	0	(39)
	02/2023		661	EGP	19,063	52	0
	02/2023		11,913	EUR	11,131	37	0
	02/2023		1,899	ZAR	33,076	41	0
	03/2023	COP	15,682,275		$3,253	101	(39)
	03/2023	ILS	210,975		62,197	1,996	0
	03/2023	MXN	142,938		6,913	0	(321)
	03/2023	PEN	13,515		3,445	0	(91)
	03/2023	TWD	264,282		8,698	36	0
	03/2023		$16,483	COP	80,343,310	0	(128)
	03/2023		45	IDR	708,648	1	0
	03/2023		9,721	MXN	194,472	135	(3)
	03/2023		1,740	PEN	6,693	11	0
	03/2023		4,059	UYU	160,531	0	(95)
	04/2023		927	CLP	807,526	10	0
	05/2023	MXN	166		$8	0	0
	05/2023	PEN	104,292		26,358	0	(814)
	07/2023	ILS	27,757		8,096	95	0
	08/2023	PEN	10,470		2,618	0	(91)
	11/2023	ILS	20,367		6,173	258	0
	11/2023		$4,103	EGP	132,471	365	0
CLY	01/2023	HUF	5,647,881		$14,356	0	(786)
	01/2023		$34,638	MYR	163,796	2,809	0
	01/2023	ZAR	30,102		$1,730	0	(39)
	03/2023	PEN	4,519		1,175	0	(8)
	11/2023	EUR	1,587	HUF	735,064	93	0
	06/2024		$3,517	TWD	90,489	0	(406)
DUB	01/2023	DKK	103,999		$14,658	0	(320)
	01/2023	RON	62,365		12,642	0	(864)
	01/2023	TRY	88,733		4,336	0	(373)
	01/2023		$58,807	HUF	26,590,745	12,272	0
	01/2023		5,099	PEN	20,095	182	0
	01/2023		7,169	PLN	35,605	953	0
	02/2023	ZAR	44,141		$2,643	54	0
	03/2023	COP	7,185,793		1,566	104	0
	03/2023		$3,012	MXN	60,000	24	0
	11/2023	EGP	95,005		$3,331	127	0
GLM	01/2023	BRL	675,361		130,065	2,149	0
	01/2023	CLP	2,907,596		3,171	0	(254)
	01/2023	COP	33,295,817		6,883	22	0
	01/2023	CZK	49,485		1,986	0	(203)
	01/2023	HUF	4,795,244		12,278	0	(578)
	01/2023	MYR	142,740		30,186	0	(2,447)
	01/2023	PLN	65,685		13,419	0	(1,564)
	01/2023		$3,965	BRL	21,000	12	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023		1,587	CLP	1,521,083	205	0
	01/2023		7,966	CNH	55,416	50	0
	01/2023		6,868	COP	33,295,817	0	(7)
	01/2023		483	CZK	11,231	14	0
	01/2023		821	HUF	316,328	25	0
	01/2023		48,825	MYR	230,085	3,777	0
	01/2023		937	PLN	4,171	15	0
	01/2023		63,053	THB	2,197,639	492	0
	01/2023		1,434	ZAR	25,643	73	0
	02/2023	DOP	328,908		$5,936	129	0
	02/2023	PEN	102,378		25,984	0	(850)
	02/2023		$129,267	BRL	675,361	0	(2,048)
	02/2023		39	COP	199,292	1	0
	02/2023		1,396	EGP	40,213	100	0
	03/2023	CLP	12,708,616		$13,950	0	(897)
	03/2023	COP	76,706,647		15,895	284	0
	03/2023	KZT	347,617		715	0	(18)
	03/2023	MXN	1,621,509		79,166	0	(2,897)
	03/2023		$6,624	COP	31,954,094	1	(120)
	04/2023	DOP	293,412		$5,334	212	0
	04/2023	MXN	49,298		2,451	0	(30)
	05/2023	PEN	8,459		2,090	0	(115)
	05/2023	ZAR	23,766		1,419	37	(2)
	07/2023	EGP	234,187		9,270	1,136	0
	07/2023	ILS	11,359		3,374	100	0
	11/2023	EGP	68,711		2,404	87	0
	11/2023		$835	EGP	25,933	40	0
JPM	01/2023	GBP	7,457		$9,005	0	(12)
	01/2023	HUF	2,958,090		7,419	0	(488)
	01/2023		$5,048	BRL	26,786	26	0
	01/2023		25,725	CNY	179,044	201	0
	01/2023		6,533	IDR	102,963,258	80	0
	01/2023		7,436	RON	36,530	475	0
	01/2023		4,434	TRY	84,350	43	0
	02/2023	EGP	74,576		$2,704	0	(70)
	02/2023	TWD	38,350		1,263	10	0
	03/2023	COP	9,549,280		2,080	137	0
	03/2023	IDR	415,084,105		26,467	0	(325)
	03/2023	MXN	61,201		3,072	0	(25)
	03/2023		$33,212	IDR	520,063,000	356	0
	04/2023	BRL	34,800		$6,476	0	(3)
	06/2023		$6,245	VND	149,880,000	4	(1)
	11/2023	HUF	735,733	EUR	1,587	0	(94)
MBC	01/2023	CLP	13,863,168		$15,516	0	(815)
	01/2023	CNH	14,130		2,031	0	(13)
	01/2023	DKK	94,356		13,328	0	(261)
	01/2023	GBP	6,538		7,956	50	0
	01/2023	ILS	596		174	5	0
	01/2023	JPY	154,700		1,142	0	(38)
	01/2023	MYR	48,017		10,243	0	(735)
	01/2023		$4,498	CNH	31,345	36	0
	01/2023		6,128	GBP	5,007	0	(74)
	01/2023		1,764	HUF	709,264	131	0
	01/2023		110	ILS	381	0	(2)
	01/2023		4,852	PEN	19,232	202	0
	01/2023		14,248	PLN	72,365	2,258	0
	01/2023		4	ZAR	71	0	0
	01/2023	ZAR	2,055		$112	0	(8)
	02/2023	CLP	2,136,430		2,281	0	(224)
	02/2023	EGP	125,845		4,767	0	(16)
	02/2023		$3,353	EGP	96,415	252	0
	02/2023		45,696	MXN	936,629	2,078	0
	02/2023		12,117	ZAR	218,034	669	0
	02/2023	ZAR	435		$24	0	(2)
	03/2023	COP	28,454,465		6,237	444	0
	03/2023	IDR	189,373,850		12,097	0	(126)
	03/2023	MXN	74,192		3,691	0	(74)
	03/2023	MYR	21,222		4,512	0	(355)
	03/2023	THB	73,668		2,149	8	0
	03/2023		$2,077	IDR	32,829,353	42	0
	03/2023		1,728	MXN	34,115	0	(2)
	03/2023		1,845	MYR	8,555	118	0
	03/2023	ZAR	8,171		$445	0	(33)
	05/2023		$11,712	CNH	78,601	0	(245)
MYI	01/2023	CZK	41,543		$1,695	0	(142)
	01/2023	GBP	11,869		14,610	259	0
	01/2023	IDR	102,254,610		6,627	59	0
	01/2023	MYR	240,107		50,819	0	(4,074)
	01/2023	PLN	24,530		5,057	0	(538)
	01/2023	THB	4,953		143	0	0
	01/2023		$4,837	CZK	119,457	446	0
	01/2023		16,817	GBP	13,682	0	(274)
	01/2023		2,329	HUF	942,969	191	0
	01/2023		10,203	MYR	48,017	774	0
	01/2023		1,891	PLN	9,398	252	0
	01/2023		1,637	ZAR	28,246	23	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

01/2023	ZAR	34,538	$1,968	0	(62)
02/2023	EGP	14,630	532	0	(15)
02/2023	EUR	531	553	0	(17)
02/2023	TWD	70,901	2,326	8	0
02/2023	$7,100	EGP	123,434	0	(2,409)
02/2023	2,532	ZAR	44,298	66	0
02/2023	ZAR	108,652	$6,232	0	(141)
03/2023	IDR	266,824,383	17,014	0	(209)
03/2023	$2,188	MXN	43,297	3	0
05/2023	CZK	15,047	EUR	571	0	(46)
07/2023	$10,377	EGP	234,187	0	(2,244)
11/2023	75	2,435	7	0
RBC	01/2023	PEN	11,107	$2,757	0	(162)
01/2023	PLN	2,980	650	0	(30)
03/2023	$2,218	COP	10,803,725	0	(19)
03/2023	5,618	MXN	112,627	91	0
04/2023	42,718	885,492	1,841	0
RYL	01/2023	4,538	MYR	21,361	346	0
SCX	01/2023	KRW	57,697	$44	0	(2)
01/2023	MYR	298,899	67,521	0	(348)
01/2023	THB	2,252,418	65,335	207	0
01/2023	$793	CLP	788,804	135	0
01/2023	65,397	MYR	289,428	735	0
01/2023	780	PEN	3,104	36	0
01/2023	26,236	THB	907,616	7	0
01/2023	ZMW	20,566	$1,140	3	0
02/2023	EGP	55,813	2,071	0	(16)
02/2023	TWD	59,877	1,946	0	(12)
02/2023	$1,687	CLP	1,512,926	89	0
02/2023	1,192	EGP	34,389	87	0
03/2023	AED	32,625	$8,882	0	0
03/2023	CLP	5,869,130	6,720	0	(136)
03/2023	IDR	274,168,765	17,519	0	(178)
03/2023	$24,745	CNY	170,409	15	0
03/2023	33,596	IDR	524,820,057	279	0
03/2023	65,745	THB	2,252,418	0	(269)
04/2023	KES	115,571	$867	0	(61)
05/2023	$1,361	ZAR	23,766	23	0
06/2023	CLP	18,161	$20	0	(1)
SOG	01/2023	PEN	8,503	2,164	0	(71)
01/2023	$1,253	BRL	6,624	2	0
01/2023	3,148	RON	15,989	315	0
01/2023	114	ZAR	2,021	5	0
03/2023	KES	92,722	$716	0	(29)
05/2023	CZK	24,686	EUR	948	0	(62)
SSB	01/2023	$10,207	MYR	48,017	771	0
TOR	01/2023	47,348	PLN	239,943	7,382	0
01/2023	137	ZAR	2,545	12	0
02/2023	7,296	132,970	503	0
02/2023	ZAR	167,413	$9,697	0	(122)
UAG	01/2023	CZK	84,636	3,387	0	(356)
01/2023	HUF	6,675,194	16,927	0	(960)
01/2023	RON	50,200	10,231	0	(640)
01/2023	TRY	174,453	8,557	0	(693)
01/2023	$30,582	CZK	777,735	3,814	0
01/2023	8,438	GBP	6,815	0	(198)
01/2023	982	HUF	387,638	54	0
01/2023	6,477	RON	32,859	639	0
01/2023	10,056	TRY	189,981	19	0
01/2023	3,023	TWD	78,505	0	(463)
01/2023	1	ZAR	24	0	0
02/2023	CNH	155,805	$24,232	1,634	0
03/2023	$1,888	MXN	37,507	13	0
03/2023	457	ZAR	8,171	21	0
05/2023	EUR	2,435	CZK	61,611	81	0

Total Forward Foreign Currency Contracts	$88,646	$(68,111)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	23.830	11/01/2023	2,859	$299	$536
Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	90	29
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	115
GLM	Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	717	96	105
Put - OTC EUR versus PLN	PLN	4.560	11/01/2023	2,871	320	434
JPM	Call - OTC AUD versus USD	$0.735	05/04/2023	3,219	189	357
Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	1,443	138	211
MBC	Put - OTC USD versus MXN	MXN	18.310	05/04/2023	1,949	195	140
MYI	Put - OTC USD versus BRL	BRL	4.450	05/04/2023	1,893	189	58

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC USD versus ZAR	ZAR	15.925	05/04/2023	1,893	189	349

Total Purchased Options	$1,795	$2,334

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Call - OTC USD versus MXN	MXN	20.500	02/28/2023	16,596	$(168)	$(107)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067%	06/09/2023	4,800	$(60)	$(12)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	4,800	(65)	(158)

$(125)	$(170)

Total Written Options	$(293)	$(277)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Government International Bond «	1.000%	Quarterly	06/20/2023	3.244%	EUR	400	$(31)	$25	$0	$(6)
BPS	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627	$500	2	0	2	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	1,800	(3)	6	3	0
BRC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	15,400	(1,825)	905	0	(920)
CBK	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	3,300	(382)	185	0	(197)
DUB	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	2,900	(335)	162	0	(173)
GST	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.627	1,000	4	0	4	0
Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	2,800	(326)	159	0	(167)
JPM	Ghana Government International Bond	5.000	Quarterly	06/20/2024	226.078	800	2	(528)	0	(526)
Nigeria Government International Bond	1.000	Quarterly	06/20/2023	4.287	2,600	(62)	23	0	(39)
State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.497	500	(18)	11	0	(7)
MYC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	2,700	(309)	148	0	(161)

$(3,283)	$1,096	$9	$(2,196)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Floating rate equal to 1-Day IDR-SOFR plus 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	08/31/2025	IDR	224,937,000	$15,097	$3	$(520)	$0	$(517)
SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/16/2025	264,486,760	17,734	8	(549)	0	(541)

$11	$(1,069)	$0	$(1,058)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month ILS-TELBOR	0.295%	Annual	09/08/2025	ILS	39,000	$0	$975	$975	$0
	Pay	3-Month ILS-TELBOR	1.963	Annual	02/16/2028		28,700	0	(537)	0	(537)
	Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028		86,500	0	3,373	3,373	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	(381)	0	(381)
	Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030		19,500	0	(1,089)	0	(1,089)
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	453	453	0
	Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	(26)	0	(26)
	Pay	3-Month ILS-TELBOR	0.588	Annual	04/29/2026		1,400	0	(39)	0	(39)
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024		12,800	0	(95)	0	(95)
	Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024		39,500	0	611	611	0
	Receive	3-Month ILS-TELBOR	0.795	Annual	06/20/2028		43,000	0	1,681	1,681	0
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	(984)	0	(984)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(1,943)	0	(1,943)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	563	563	0
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	(807)	0	(807)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	1,547	1,547	0
	Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024		64,700	0	1,012	1,012	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(24)	0	(24)
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	357	319	0
CKL	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	ILS	11,000	(36)	(173)	0	(209)
DUB	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	904	904	0
GLM	Receive	1-Year BRL-CDI	11.708	Maturity	01/02/2025	BRL	30,800	0	92	92	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	525	522	0
	Pay	3-Month ILS-TELBOR	0.235	Annual	01/15/2023	ILS	122,700	0	(200)	0	(200)
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	(1,272)	0	(1,272)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		64,900	0	687	687	0
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		10,700	0	112	112	0
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	790	790	0
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	(859)	0	(859)
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	(367)	0	(367)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	(59)	0	(59)
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	(754)	0	(754)
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	813	813	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		10,300	0	(212)	0	(212)
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	990	990	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	741	741	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(1,434)	0	(1,434)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(834)	0	(834)
	Pay	6-Month CLP-CHILIBOR(2)	4.319	Semi-Annual	05/22/2029		10,120,000	0	(165)	0	(165)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(266)	0	(266)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(318)	0	(318)
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	(891)	0	(891)
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	(656)	0	(656)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	(413)	0	(412)
JPM	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	1,057	1,057	0
	Receive	3-Month ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	943	943	0
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	(329)	0	(329)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	583	583	0

								$(76)	$3,682	$18,768	$(15,162)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus JPY 1-Year ATM Realized Volatility	12.025%	Maturity	06/20/2023		$291	$0	$0	$0	$0

Total Swap Agreements								$(3,348)	$3,709	$18,777	$(18,416)

(n)

Securities with an aggregate market value of $25,239 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,737	$0	$2,737
Bahamas
Sovereign Issues	0	3,181	0	3,181
Brazil
Corporate Bonds & Notes	0	21,280	2,133	23,413
Sovereign Issues	0	90,582	0	90,582
Cayman Islands
Asset-Backed Securities	0	11,052	0	11,052
Corporate Bonds & Notes	0	6,870	0	6,870
Chile
Sovereign Issues	0	39,680	0	39,680
China
Sovereign Issues	0	80,752	0	80,752
Colombia
Corporate Bonds & Notes	0	6,715	0	6,715
Sovereign Issues	0	45,666	0	45,666
Czech Republic
Sovereign Issues	0	47,344	0	47,344
Denmark
Corporate Bonds & Notes	0	28,825	0	28,825
Dominican Republic
Sovereign Issues	0	13,274	0	13,274
France
Corporate Bonds & Notes	0	0	1,327	1,327
Indonesia
Sovereign Issues	0	97,719	0	97,719
Ireland
Asset-Backed Securities	0	830	0	830
Israel
Sovereign Issues	0	19,897	0	19,897
Ivory Coast
Loan Participations and Assignments	0	0	3,588	3,588
Jersey, Channel Islands
Corporate Bonds & Notes	0	9,767	0	9,767
Kazakhstan
Corporate Bonds & Notes	0	704	0	704
Luxembourg
Corporate Bonds & Notes	0	530	339	869
Malaysia
Sovereign Issues	0	163,519	0	163,519
Mexico
Sovereign Issues	0	156,482	0	156,482
Netherlands
Corporate Bonds & Notes	0	4,824	0	4,824
Loan Participations and Assignments	0	579	0	579
Nigeria
Corporate Bonds & Notes	0	4,322	0	4,322
Peru
Corporate Bonds & Notes	0	4,748	0	4,748
Sovereign Issues	0	40,551	0	40,551
Philippines
Sovereign Issues	0	885	0	885
Poland
Sovereign Issues	0	87,662	0	87,662
Qatar
Corporate Bonds & Notes	0	0	6	6
Loan Participations and Assignments	0	0	9,464	9,464
Romania
Sovereign Issues	0	67,956	0	67,956
Russia
Sovereign Issues	0	4,226	0	4,226
Serbia
Sovereign Issues	0	2,600	0	2,600
South Africa
Corporate Bonds & Notes	0	9,173	11,399	20,572
Sovereign Issues	0	197,395	0	197,395
Supranational
Corporate Bonds & Notes	0	53,439	0	53,439
Tanzania
Loan Participations and Assignments	0	4,647	0	4,647
Thailand
Sovereign Issues	0	74,720	0	74,720
Turkey
Loan Participations and Assignments	0	7,463	0	7,463
United Arab Emirates
Loan Participations and Assignments	0	0	8,857	8,857
United Kingdom
Corporate Bonds & Notes	0	2,419	0	2,419
Non-Agency Mortgage-Backed Securities	0	8,765	0	8,765
United States
Asset-Backed Securities	0	77,356	0	77,356
Common Stocks	0	0	89	89
Corporate Bonds & Notes	0	20,193	0	20,193
Non-Agency Mortgage-Backed Securities	0	31,871	0	31,871

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Government Agencies	0	25	0	25
Virgin Islands (British)
Corporate Bonds & Notes	0	7,343	0	7,343
Zambia
Sovereign Issues	0	1,539	0	1,539
Short-Term Instruments
Certificates of Deposit	0	2,711	3,683	6,394
Commercial Paper	0	4,638	0	4,638
Repurchase Agreements	0	19,315	0	19,315
Hungary Treasury Bills	0	53,016	0	53,016
Israel Treasury Bills	0	69,205	0	69,205
U.S. Treasury Bills	0	25,642	0	25,642

$0	$1,736,634	$40,885	$1,777,519
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,400	$0	$0	$64,400

Total Investments	$64,400	$1,736,634	$40,885	$1,841,919

Short Sales, at Value - Liabilities
Mexico
Sovereign Issues	$0	$(3,562)	$0	$(3,562)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	76	5,256	0	5,332
Over the counter	0	109,757	0	109,757

$76	$115,013	$0	$115,089
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(6,316)	0	(6,350)
Over the counter	0	(86,798)	(6)	(86,804)

$(34)	$(93,114)	$(6)	$(93,154)

Total Financial Derivative Instruments	$42	$21,899	$(6)	$21,935

Totals	$64,442	$1,754,971	$40,879	$1,860,292

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$10,189	$4,323	$0	$(5)	$0	$(4,088)	$0	$(8,286)	$2,133	$(160)
France
Corporate Bonds & Notes	1,466	0	0	14	0	(153)	0	0	1,327	(153)
Germany
Corporate Bonds & Notes	15,899	0	(15,406)	(1)	(1,624)	1,132	0	0	0	0
Ivory Coast
Loan Participations and Assignments	4,321	0	(391)	1	(70)	(273)	0	0	3,588	(302)
Jersey, Channel Islands
Corporate Bonds & Notes	9,646	0	0	15	0	106	0	(9,767)	0	0
Luxembourg
Corporate Bonds & Notes	0	328	0	2	0	9	0	0	339	9
Qatar
Corporate Bonds & Notes	143	0	(123)	0	(1)	(13)	0	0	6	(1)
Loan Participations and Assignments	0	9,434	0	10	0	20	0	0	9,464	20
South Africa
Corporate Bonds & Notes	13,408	0	0	0	0	(2,009)	0	0	11,399	(2,009)
Loan Participations and Assignments	5,718	0	(5,836)	(229)	408	(61)	0	0	0	0
United Arab Emirates

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Loan Participations and Assignments	0	9,127	0	(16)	0	(254)	0	0	8,857	(254)
United States
Common Stocks	0	89	0	0	0	0	0	0	89	0
Non-Agency Mortgage-Backed Securities	300	0	(300)	0	0	0	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	3,738	0	4	0	(59)	0	0	3,683	(59)

	$61,090	$27,039	$(22,056)	$(205)	$(1,287)	$(5,643)	$0	$(18,053)	$40,885	$(2,909)
Financial Derivative Instruments - Assets
Over the counter	$125	$0	$0	$0	$0	$(125)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(5,454)	$0	$5	$0	$0	$5,443	$0	$0	$(6)	$0

Totals	$55,761	$27,039	$(22,051)	$(205)	$(1,287)	$(325)	$0	$(18,053)	$40,879	$(2,909)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$2,133	Discounted Cash Flow			Discount Spread			0.000	—
France
Corporate Bonds & Notes		1,327	Other Valuation Techniques(3)			-			—	—
Ivory Coast
Loan Participations and Assignments		3,588	Indicative Market Quotation			Price			95.500	—
Luxembourg
Corporate Bonds & Notes		339	Discounted Cash Flow			Discount Rate			14.500	—
Qatar
Corporate Bonds & Notes		6	Other Valuation Techniques(3)			-			—	—
Loan Participations and Assignments		9,464	Third Party Vendor			Broker Quote			99.625	—
South Africa
Corporate Bonds & Notes		11,399	Discounted Cash Flow			Discount Rate			9.760	—
United Arab Emirates
Loan Participations and Assignments		8,857	Third Party Vendor			Broker Quote			99.000	—
United States
Common Stocks		89	Market Comparable Valuation			EBITDA Multiple		X	4.400	—
Short-Term Instruments
Certificates of Deposit		3,683	Proxy Pricing			Base Price			95.898 - 99.562	97.800
Financial Derivative Instruments - Liabilities
Over the counter		(6)	Indicative Market Quotation			Broker Quote			(1.355) —

Total		$40,879

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Market Bidco Ltd. 6.552% (EUR003M + 4.750%) due 07/31/2028 ~	EUR	1,000	$944
TerraForm Power Operating LLC 7.430% due 05/21/2029		$498	495

Total Loan Participations and Assignments (Cost $1,385)			1,439

CORPORATE BONDS & NOTES 38.0%
BANKING & FINANCE 25.7%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		500	405
Acef Holding SCA 0.750% due 06/14/2028	EUR	500	396
AIB Group PLC 2.875% due 05/30/2031 •		400	385
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$400	307
Ally Financial, Inc.
2.200% due 11/02/2028		800	625
8.000% due 11/01/2031		450	466
American Tower Corp.
2.100% due 06/15/2030		500	397
3.100% due 06/15/2050		300	190
Asian Development Bank
4.700% due 03/12/2024	MXN	5,600	264
6.550% due 01/26/2025	ZAR	40,000	2,294
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(c)(d)	EUR	200	206
Banco BTG Pactual SA 2.750% due 01/11/2026		$1,000	910
Banco General SA 4.875% due 01/11/2029		400	373
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(c)(d)		200	166
Bancolombia SA 3.000% due 01/29/2025		600	569
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,082
6.204% due 11/10/2028 •		500	517
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		500	496
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	708
Barclays PLC
5.501% due 08/09/2028 •		$1,000	970
7.385% due 11/02/2028 •		800	835
7.750% due 09/15/2023 •(c)(d)		200	196
BNP Paribas SA
4.625% due 02/25/2031 •(c)(d)		400	310
7.750% due 08/16/2029 •(c)(d)		1,000	990
Boston Properties LP
2.550% due 04/01/2032		150	114
3.400% due 06/21/2029		100	86
BPCE SA 2.045% due 10/19/2027 •		500	432
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	282
Citycon Treasury BV 1.625% due 03/12/2028	EUR	300	235
CNP Assurances 1.250% due 01/27/2029		500	433
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(c)		400	382
CPI Property Group SA
1.500% due 01/27/2031		100	62
2.750% due 01/22/2028	GBP	200	162
Credit Agricole Assurances SA 1.500% due 10/06/2031	EUR	500	394
Crown Castle, Inc.
2.500% due 07/15/2031		$500	404
3.100% due 11/15/2029		400	350

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

CTP NV
1.250% due 06/21/2029	EUR	200	143
1.500% due 09/27/2031		500	322
Deutsche Bank AG
1.875% due 02/23/2028 •		200	188
6.119% due 07/14/2026 •		$600	597
Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	864
1.000% due 01/15/2032		300	226
1.250% due 02/01/2031		200	157
EQT AB
0.875% due 05/14/2031		800	595
2.375% due 04/06/2028		800	754
Equinix, Inc. 3.900% due 04/15/2032		$400	357
First American Financial Corp. 2.400% due 08/15/2031		600	440
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		200	193
FS KKR Capital Corp.
1.650% due 10/12/2024		200	181
3.125% due 10/12/2028		400	323
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	400	341
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	311
2.615% due 04/22/2032 •		500	400
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		1,000	914
Grainger PLC 3.000% due 07/03/2030	GBP	100	91
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		$300	249
HAT Holdings LLC
3.375% due 06/15/2026		535	466
3.750% due 09/15/2030		300	221
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	192
3.375% due 12/15/2029		600	503
3.500% due 09/15/2030		200	166
Howard Hughes Corp. 4.375% due 02/01/2031		600	486
HSBC Holdings PLC 2.871% due 11/22/2032 •		700	537
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	196
5.950% due 02/15/2028		400	374
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		950	817
ING Groep NV
2.727% due 04/01/2032 •		200	160
3.875% due 05/16/2027 •(c)(d)		200	147
4.250% due 05/16/2031 •(c)(d)		200	138
4.252% due 03/28/2033 •		500	442
4.875% due 05/16/2029 •(c)(d)		200	155
International Bank for Reconstruction & Development 3.000% due 09/27/2023		10,400	10,255
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	192
6.250% due 05/16/2024 •(c)(d)	EUR	200	207
JPMorgan Chase & Co. 2.545% due 11/08/2032 •		$1,400	1,110
Kilroy Realty LP
2.500% due 11/15/2032		200	142
2.650% due 11/15/2033		900	627
Legal & General Group PLC 5.625% due 03/24/2031 •(c)	GBP	200	209
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	360
3.750% due 03/18/2028 •		500	462
Logicor Financing SARL 3.250% due 11/13/2028	EUR	700	632
Mitsubishi UFJ Financial Group, Inc. 2.494% due 10/13/2032 •		$500	391
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	200	159
Munich Re 5.875% due 05/23/2042 •		$400	400
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		300	234
NatWest Group PLC 5.125% due 05/12/2027 •(c)	GBP	200	204
NE Property BV 3.375% due 07/14/2027	EUR	300	279
Nexi SpA 1.625% due 04/30/2026		550	538

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Nomura Holdings, Inc. 2.172% due 07/14/2028		$700	579
Nordea Bank Abp 3.750% due 03/01/2029 •(c)(d)		500	387
OneMain Finance Corp. 3.500% due 01/15/2027		781	648
Owl Rock Capital Corp. 2.875% due 06/11/2028		200	157
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	159
Regency Centers LP 3.700% due 06/15/2030		100	87
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		1,400	1,253
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029		200	178
4.375% due 04/13/2032		500	447
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	251
1.750% due 11/24/2028		200	147
SLM Corp. 3.125% due 11/02/2026		$900	767
Societe Generale SA
4.750% due 05/26/2026 •(c)		200	170
7.875% due 12/18/2023 •(c)(d)		200	198
Standard Chartered PLC
2.678% due 06/29/2032 •		200	151
3.603% due 01/12/2033 •		200	151
7.750% due 04/02/2023 •(c)		200	199
7.767% due 11/16/2028 •		500	531
Starwood Property Trust, Inc.
3.625% due 07/15/2026		620	543
4.375% due 01/15/2027		320	280
Sun Communities Operating LP 4.200% due 04/15/2032		300	265
SVB Financial Group 4.570% due 04/29/2033 •		550	488
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(c)		400	329
UBS Group AG 4.375% due 02/10/2031 •(c)		200	152
UDR, Inc. 3.100% due 11/01/2034		100	76
UniCredit SpA 5.459% due 06/30/2035 •		400	326
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	405
Vonovia SE 1.875% due 06/28/2028		600	548
Weyerhaeuser Co.
4.000% due 11/15/2029		$100	92
7.375% due 03/15/2032		15	17
Workspace Group PLC 2.250% due 03/11/2028	GBP	600	541
ZF Finance GmbH 2.000% due 05/06/2027	EUR	700	615

			57,577

INDUSTRIALS 8.6%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	400	458
Accor SA 2.375% due 11/29/2028	EUR	900	826
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027		$200	181
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029	EUR	500	393
Ball Corp. 3.125% due 09/15/2031		$580	467
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	90
Boise Cascade Co. 4.875% due 07/01/2030		$500	438
CDW LLC 3.569% due 12/01/2031		500	413
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	137
Coty, Inc. 3.875% due 04/15/2026	EUR	500	500
DaVita, Inc. 3.750% due 02/15/2031		$300	225
Fair Isaac Corp. 4.000% due 06/15/2028		570	518
Faurecia SE 2.375% due 06/15/2027	EUR	500	449

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Fortune Brands Innovations, Inc. 3.250% due 09/15/2029		$150	130
Gap, Inc.
3.625% due 10/01/2029		250	177
3.875% due 10/01/2031		250	175
GN Store Nord AS 0.875% due 11/25/2024	EUR	500	482
Graphic Packaging International LLC 2.625% due 02/01/2029		400	376
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	201
4.000% due 05/01/2031		200	168
Illumina, Inc. 2.550% due 03/23/2031		300	241
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	314
JDE Peet's NV 2.250% due 09/24/2031		$800	607
John Lewis PLC 6.125% due 01/21/2025	GBP	200	232
Lendlease Europe Finance PLC 3.500% due 12/02/2033		400	311
Lenovo Group Ltd. 3.421% due 11/02/2030		$400	318
Level 3 Financing, Inc. 3.750% due 07/15/2029		80	58
Lindblad Expeditions LLC 6.750% due 02/15/2027		300	272
Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	106
4.500% due 07/10/2027		300	312
Metalsa SA de CV 3.750% due 05/04/2031		$150	118
Micron Technology, Inc. 2.703% due 04/15/2032		200	150
MSCI, Inc. 3.625% due 09/01/2030		600	500
Natura Cosmeticos SA 4.125% due 05/03/2028		600	490
Nemak SAB de CV 2.250% due 07/20/2028	EUR	300	256
Newell Brands, Inc. 4.875% due 06/01/2025		$200	195
NextEra Energy Operating Partners LP 3.875% due 10/15/2026		350	321
NXP BV
2.500% due 05/11/2031		300	240
5.000% due 01/15/2033		1,300	1,232
Owens Corning 3.950% due 08/15/2029		400	364
Prosus NV
3.061% due 07/13/2031		600	464
3.257% due 01/19/2027		300	269
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	192
Rexel SA 2.125% due 12/15/2028	EUR	200	186
Standard Industries, Inc. 2.250% due 11/21/2026		600	552
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		$600	473
Travis Perkins PLC 3.750% due 02/17/2026	GBP	400	430
Verallia SA
1.625% due 05/14/2028	EUR	400	370
1.875% due 11/10/2031		500	419
VeriSign, Inc. 2.700% due 06/15/2031		$400	327
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	317
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		$600	489
Vmed O2 UK Financing PLC 4.500% due 07/15/2031	GBP	200	186
VMware, Inc. 1.800% due 08/15/2028		$200	164
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	433
5.050% due 03/15/2042		200	154
Weir Group PLC 2.200% due 05/13/2026		400	355

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Zenith Finco PLC 6.500% due 06/30/2027	GBP	200	190

			19,411

UTILITIES 3.7%
AES Corp. 2.450% due 01/15/2031		$720	575
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	178
British Telecommunications PLC 9.625% due 12/15/2030		500	600
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		191	166
Clearway Energy Operating LLC 3.750% due 02/15/2031		650	541
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	302
Edison International 6.950% due 11/15/2029		500	523
Enel Finance America LLC 7.100% due 10/14/2027		1,000	1,036
Enel Finance International NV 1.875% due 07/12/2028		800	637
Greenko Dutch BV 3.850% due 03/29/2026		382	332
Greenko Power Ltd. 4.300% due 12/13/2028		191	161
Iberdrola International BV 6.750% due 09/15/2033		250	264
India Green Energy Holdings 5.375% due 04/29/2024		250	241
India Green Power Holdings 4.000% due 02/22/2027		250	214
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029		650	556
Pattern Energy Operations LP 4.500% due 08/15/2028		500	449
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	238
Solar Star Funding LLC 5.375% due 06/30/2035		157	153
Southwestern Public Service Co. 3.150% due 05/01/2050		100	70
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		324	307
TDC Net AS 5.056% due 05/31/2028	EUR	400	422
TerraForm Power Operating LLC 5.000% due 01/31/2028		$200	180
Vodafone Group PLC 5.125% due 06/04/2081 •		110	80

			8,225

Total Corporate Bonds & Notes (Cost $96,466)			85,213

U.S. GOVERNMENT AGENCIES 32.4%
Fannie Mae
3.000% due 01/01/2059		1,526	1,345
3.500% due 05/01/2056 - 08/01/2059		1,873	1,720
Freddie Mac 0.851% due 11/25/2030 ~(a)		2,795	141
Uniform Mortgage-Backed Security
3.000% due 07/01/2052		497	437
4.000% due 09/01/2049		173	165
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2053		16,800	15,274
4.000% due 01/01/2053		6,800	6,378
4.000% due 02/01/2053		6,800	6,380
4.500% due 02/01/2053		3,800	3,658
5.000% due 01/01/2053 - 02/01/2053		26,900	26,508
5.500% due 02/01/2053		6,900	6,916
6.000% due 02/01/2053		3,700	3,752

Total U.S. Government Agencies (Cost $73,557)			72,674

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Bonds
3.875% due 09/30/2029 (h)		3,000	2,979
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2024		50	49
0.125% due 10/15/2024		139	134
0.125% due 01/15/2031		2,061	1,831
0.125% due 01/15/2032		9,030	7,916
0.625% due 01/15/2024		255	250

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

0.875% due 02/15/2047 (b)	988	811
U.S. Treasury Notes
2.750% due 08/15/2032	2,200	2,004

Total U.S. Treasury Obligations (Cost $15,940)		15,974

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.9%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 ~	2,300	1,965
225 Liberty Street Trust 4.501% due 02/10/2036	1,550	1,367
280 Park Avenue Mortgage Trust 5.317% due 09/15/2034 •	2,400	2,283
Adjustable Rate Mortgage Trust
4.629% due 08/25/2036 •	688	260
4.949% due 08/25/2036 ~	276	110
American Home Mortgage Assets Trust
4.579% due 12/25/2046 ^~	34	27
4.809% due 06/25/2037 ~	146	133
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)	261,000	0
7.068% due 09/15/2038 •	1,000	886
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~	2,453	1,691
4.957% due 08/10/2035 ~	900	764
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~	2,660	2,291
Bear Stearns ALT-A Trust 4.709% due 06/25/2046 ^•	319	265
Beast Mortgage Trust
6.268% due 03/15/2036 •	500	451
6.818% due 03/15/2036 •	500	423
Beneria Cowen & Pritzer Collateral Funding Corp. 6.810% due 06/15/2038 ~	900	776
BSST Mortgage Trust
0.399% due 02/15/2037 ~(a)	63,800	33
7.186% due 02/15/2037 ~	1,200	1,075
Chase Mortgage Finance Trust 3.393% due 03/25/2037 ^~	126	115
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	279	238
Commercial Mortgage Trust
3.832% due 02/10/2036 ~	2,100	1,872
5.618% due 06/15/2034 •	607	522
5.868% due 06/15/2034 •	734	620
7.468% due 12/15/2038 •	1,000	865
Countrywide Alternative Loan Trust
4.769% due 10/25/2046 ~	73	64
4.993% due 11/20/2035 ~	144	116
Countrywide Home Loan Mortgage Pass-Through Trust 3.255% due 02/25/2047 ^~	45	39
Countrywide Home Loan Reperforming REMIC Trust 4.310% due 01/25/2034 ^~	83	67
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.818% due 04/25/2047 •	76	64
DOLP Trust 3.704% due 05/10/2041 ~	1,600	1,041
DROP Mortgage Trust
6.570% due 10/15/2043 •	1,000	908
7.070% due 10/15/2043 ~	996	886
Extended Stay America Trust
6.018% due 07/15/2038 •	317	305
6.568% due 07/15/2038 •	561	539
GCT Commercial Mortgage Trust 6.018% due 02/15/2038 •	200	176
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	200	167
HarborView Mortgage Loan Trust 3.764% due 06/19/2036 ^~	133	62
Independence Plaza Trust
3.911% due 07/10/2035	1,500	1,402
4.158% due 07/10/2035	200	185
4.356% due 07/10/2035	350	319
IndyMac INDX Mortgage Loan Trust
4.729% due 01/25/2037 ^•	73	61
4.909% due 07/25/2035 ~	378	261
JP Morgan Chase Commercial Mortgage Securities Corp.
5.418% due 05/15/2034 •	730	719
6.428% due 05/15/2034 •	1,020	999
6.818% due 05/15/2034 •	900	874
JP Morgan Chase Commercial Mortgage Securities Trust
5.618% due 04/15/2038 •	365	351
6.018% due 04/15/2038 •	900	857
6.068% due 03/15/2036 ~	100	95
6.158% due 06/15/2038 •	1,000	950
6.618% due 03/15/2036 ~	1,600	1,500

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

7.418% due 03/15/2036 •	300	273
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	2,000	1,261
MAD Mortgage Trust
3.366% due 08/15/2034 ~	1,580	1,454
3.976% due 08/15/2034 ~	1,057	948
Merrill Lynch Alternative Note Asset Trust 4.789% due 03/25/2037 ~	821	274
MFT Trust
3.283% due 08/10/2040 ~	1,180	842
3.358% due 02/10/2042	100	77
Morgan Stanley Capital Trust
5.618% due 12/15/2036 ~	1,480	1,361
6.118% due 12/15/2036 •	1,097	867
7.395% due 12/15/2023 ~	1,500	1,355
Morgan Stanley Mortgage Loan Trust 4.709% due 06/25/2036 ~	261	61
Natixis Commercial Mortgage Securities Trust 0.514% due 02/15/2039 ~(a)	23,885	657
NYO Commercial Mortgage Trust 6.863% due 11/15/2038 •	1,500	1,286
One New York Plaza Trust
5.268% due 01/15/2036 •	200	189
5.568% due 01/15/2036 ~	1,000	936
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	262	206
6.000% due 06/25/2036 ^	151	122
6.000% due 06/25/2037	225	172
Residential Asset Securitization Trust
2.301% due 04/25/2037 ~(a)	510	94
4.699% due 04/25/2037 ~	510	87
SFO Commercial Mortgage Trust
6.118% due 05/15/2038 •	450	396
6.718% due 05/15/2038 •	450	389
Starwood Mortgage Trust
6.568% due 04/15/2034 •	1,000	951
6.623% due 11/15/2036 ~	1,100	1,027
VASA Trust
6.068% due 07/15/2039 ~	400	365
6.418% due 07/15/2039 •	400	364
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037 ^	152	124
Worldwide Plaza Trust
3.526% due 11/10/2036	100	86
3.596% due 11/10/2036 ~	1,250	954

Total Non-Agency Mortgage-Backed Securities (Cost $55,061)		49,217

ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust 4.559% due 11/25/2036 •	505	222
Argent Securities Trust 4.689% due 07/25/2036 •	170	147
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.189% due 11/25/2034 ~	300	280
Asset-Backed Securities Corp. Home Equity Loan Trust
3.646% due 01/25/2036 •	2,084	1,793
6.234% due 05/25/2035 ~	403	370
Bear Stearns Asset-Backed Securities Trust
4.529% due 11/25/2036 ~	54	52
5.119% due 12/25/2034 •	277	266
Centex Home Equity Loan Trust
4.839% due 06/25/2036 ~	11	11
5.319% due 09/25/2034 •	73	70
5.349% due 03/25/2035 ~	204	191
Countrywide Asset-Backed Certificates Trust
4.824% due 01/25/2045 ^~	277	246
4.869% due 03/25/2047 ^•	226	199
EquiFirst Mortgage Loan Trust 6.189% due 04/25/2035 ~	210	178
FHF Trust 2.290% due 03/15/2027	800	742
First Franklin Mortgage Loan Trust 4.129% due 03/25/2036 ~	1,688	1,484
First Help Financial LLC 4.430% due 01/18/2028	771	753
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049	954	778
4.950% due 07/20/2049	976	906
GSAA Home Equity Trust
4.529% due 03/25/2036 •	54	20
6.000% due 10/25/2037 ^	65	57
6.948% due 06/25/2036 þ	227	61
Lehman XS Trust 4.729% due 10/25/2036 ~	138	124

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		153	112
Long Beach Mortgage Loan Trust 4.709% due 10/25/2036 •		773	247
MASTR Asset-Backed Securities Trust 5.289% due 10/25/2035 •		225	196
Merrill Lynch Mortgage Investors Trust 4.989% due 12/25/2036 •		1,607	1,510
Mosaic Solar Loan Trust 2.640% due 01/20/2053		681	568
New Century Home Equity Loan Trust 5.124% due 10/25/2035 ~		1,800	1,484
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,428	1,257
4.320% due 09/25/2030		876	846
Residential Asset Mortgage Products Trust
4.462% due 10/25/2033 ~		320	309
5.589% due 01/25/2035 ^~		926	839
Residential Asset Securities Corp. Trust 4.466% due 08/25/2034 ~		125	120
Service Experts Issuer 2.670% due 02/02/2032		755	687
Specialty Underwriting & Residential Finance Trust 5.559% due 12/25/2035 ~		200	193
Starwood Commercial Mortgage Trust 6.426% due 04/18/2038 ~		400	376
Structured Asset Investment Loan Trust
5.089% due 04/25/2033 •		33	33
5.364% due 05/25/2035 ~		1,639	1,384
Structured Asset Securities Corp. Mortgage Loan Trust
4.679% due 07/25/2036 ^~		1,532	1,470
4.809% due 02/25/2037 •		118	114
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		1,557	1,337
Sunrun Demeter Issuer 2.270% due 01/30/2057		714	558
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		767	713

Total Asset-Backed Securities (Cost $25,266)			23,303

SOVEREIGN ISSUES 1.4%
Chile Government International Bond
2.750% due 01/31/2027		300	276
3.500% due 01/31/2034		300	256
Fondo MIVIVIENDA SA 4.625% due 04/12/2027		400	379
Korea Development Bank 4.800% due 06/10/2023	IDR	13,450,000	858
Mexico Government International Bond 2.250% due 08/12/2036	EUR	610	465
Romania Government International Bond 2.000% due 04/14/2033		200	138
Serbia Government International Bond 1.000% due 09/23/2028		300	232
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	8,000	498
Uruguay Government International Bond 4.975% due 04/20/2055		$100	96

Total Sovereign Issues (Cost $3,904)			3,198

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CaixaBank SA
5.875% due 10/09/2027 •(c)(d)		200,000	197
6.750% due 06/13/2024 •(c)(d)		200,000	209
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(c)		100,000	81

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Total Preferred Securities (Cost $611)	487

SHORT-TERM INSTRUMENTS 24.4%
REPURCHASE AGREEMENTS (e) 24.4%	54,700

Total Short-Term Instruments (Cost $54,700)	54,700

Total Investments in Securities (Cost $326,915)	306,205

Total Investments 136.4% (Cost $326,890)	$306,205
Financial Derivative Instruments (f)(g) (0.2)%(Cost or Premiums, net $(1,622))	(406)
Other Assets and Liabilities, net (36.2)%	(81,305)

Net Assets 100.0%	$224,494

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal amount of security is adjusted for inflation.
(c)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)								Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

MBC	4.320%	12/30/2022	01/03/2023	$54,700	U.S. Treasury Notes 2.875% due 05/15/2028			$(56,365)	$54,700	$54,726

Total Repurchase Agreements								$(56,365)	$54,700	$54,726

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BRC				1.000%	05/26/2022		TBD(3)	GBP	(191)	$(229)

Total Reverse Repurchase Agreements										$(229)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA						2.000%	01/01/2053	$750	$(607)	$(611)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2053	750	(627)	(635)
Uniform Mortgage-Backed Security, TBA						3.000	02/01/2053	500	(442)	(439)
Uniform Mortgage-Backed Security, TBA						3.500	01/01/2053	200	(182)	(182)
Uniform Mortgage-Backed Security, TBA						4.000	01/01/2053	6,500	(6,109)	(6,097)

Total Short Sales (3.5)%									$(7,967)	$(7,964)

(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,106) at a weighted average interest rate of 2.504%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)								Open maturity reverse repurchase agreement.
(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures					$96.500	12/15/2023	3	$8	$(3)	$(9)
Call - CME 3-Month SOFR Active Contract December 2023 Futures					98.000	12/15/2023	3	8	(2)	0

Total Written Options									$(5)	$(9)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10	$(2,387)	$46	$1	$0
3-Month SOFR Active Contract December Futures	03/2025	4	(967)	11	0	0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,210)	13	0	(1)
3-Month SOFR Active Contract June Futures	09/2024	6	(1,443)	20	0	0
3-Month SOFR Active Contract June Futures	09/2025	4	(968)	10	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	7	(1,678)	28	1	0
3-Month SOFR Active Contract March Futures	06/2025	4	(967)	11	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	4	(968)	10	0	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,448)	18	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(968)	10	0	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	3	0	2	0	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	3	(18)	(15)	1	(3)
U.S. Treasury 5-Year Note March Futures	03/2023	156	(16,837)	7	13	0
U.S. Treasury 10-Year Note March Futures	03/2023	181	(20,326)	55	26	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	7	(940)	(5)	4	0
U.S. Ultra Treasury Note March Futures	03/2023	6	(710)	4	0	0

Total Futures Contracts	$225	$46	$(6)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.674%	EUR	200	$(1)	$(6)	$(7)	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.792	700	(10)	(21)	(31)	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	1.445	500	1	(12)	(11)	0	(1)

$(10)	$(39)	$(49)	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	1,700	$326	$(36)	$290	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	72	88	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028	1,600,000	90	323	413	24	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,100,000	203	128	331	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	340,000	4	103	107	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	133,000	38	88	126	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$8,800	(1)	132	131	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024	2,300	(115)	6	(109)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	4,400	0	65	65	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	3,500	45	83	128	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,500	1	59	60	2	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	400	(1)	(35)	(36)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	400	(1)	(29)	(30)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	400	(1)	(36)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	500	(2)	(40)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	500	(2)	(40)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	800	(3)	(46)	(49)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(36)	(40)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	1,000	(5)	(36)	(41)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	43	43	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	2,000	(15)	(66)	(81)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	40	40	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,900	(14)	(61)	(75)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	700	(5)	(21)	(26)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	13,880	(882)	(219)	(1,101)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	200	0	(23)	(23)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	500	(3)	(15)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	500	(3)	(13)	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,800	174	6	180	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	250	(1)	(36)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	250	(1)	(34)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	200	(1)	(28)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	350	(2)	(48)	(50)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	250	(1)	(34)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(26)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	400	(3)	(14)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	12,130	(1,753)	166	(1,587)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	100	(30)	2	(28)	0	(1)
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	8,800	(64)	(262)	(326)	0	(5)
Pay(6)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024	500	(1)	(16)	(17)	0	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	250	0	27	27	0	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027	200	0	(19)	(19)	0	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027	100	0	(10)	(10)	0	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027	500	(1)	(50)	(51)	0	(1)
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027	500	(1)	(50)	(51)	0	(1)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027	100	0	11	11	0	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027	250	0	(26)	(26)	0	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027	600	(2)	(56)	(58)	0	(1)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027	550	0	58	58	1	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027	2,200	(8)	(201)	(209)	0	(3)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027	300	(1)	(28)	(29)	0	(1)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027	500	0	51	51	1	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027	2,000	(8)	(174)	(182)	0	(3)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027	400	0	41	41	1	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027	1,300	(5)	(115)	(120)	0	(2)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2027	500	(14)	82	68	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029	110	0	15	15	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029	400	(2)	(46)	(48)	0	(1)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029	150	0	(20)	(20)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029	150	0	(19)	(19)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	1,900	(19)	395	376	4	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031	800	9	132	141	2	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	700	62	96	158	2	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031	250	(1)	45	44	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031	200	0	(36)	(36)	0	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032	150	0	(24)	(24)	0	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032	150	(1)	(24)	(25)	0	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032	100	0	(16)	(16)	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032	200	(1)	(27)	(28)	0	(1)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	100	(1)	29	28	0	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051	250	(3)	82	79	1	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052	50	0	(16)	(16)	0	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052	50	0	(15)	(15)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(62)	(65)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	450	(2)	(40)	(42)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	3,800	146	183	329	12	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	3,700	385	109	494	19	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	300	55	11	66	3	0

$(1,436)	$362	$(1,074)	$135	$(110)

Total Swap Agreements	$(1,446)	$323	$(1,123)	$135	$(111)

Cash of $2,663 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2023	EUR	179	$189	$0	$(4)
02/2023	GBP	3,003	3,546	1	(89)
02/2023	$456	AUD	673	3	0
02/2023	2,014	CAD	2,674	0	(39)
02/2023	2,025	EUR	1,939	57	0
02/2023	283	JPY	37,200	2	0
02/2023	406	NOK	4,035	6	0
03/2023	206	MXN	4,095	1	0
03/2023	ZAR	4,936	$280	0	(9)
BPS	02/2023	EUR	16,517	17,127	0	(604)
02/2023	IDR	2,035,649	129	0	(2)
03/2023	$187	MXN	3,766	4	0
CBK	01/2023	CLP	211,463	$238	0	(11)
01/2023	$6	BRL	32	0	0
01/2023	222	CLP	211,392	27	0
02/2023	EUR	546	$584	0	(2)
02/2023	$2,948	AUD	4,403	55	0
02/2023	238	CLP	212,628	12	0
02/2023	128	EUR	120	0	0
02/2023	1,084	NZD	1,694	0	(8)
03/2023	97	IDR	1,511,978	1	0
GLM	01/2023	BRL	32	$6	0	0
01/2023	$2,173	KRW	2,831,948	76	0
02/2023	6	BRL	32	0	0
03/2023	1,361	MXN	27,983	55	0
JPM	02/2023	EUR	2,112	$2,252	0	(15)
02/2023	IDR	3,516,033	223	0	(4)
02/2023	$4,132	JPY	569,439	231	0
MYI	02/2023	EUR	102	$107	0	(2)
02/2023	$1,381	AUD	2,036	8	0
RBC	02/2023	617	NOK	6,152	13	0
03/2023	MXN	19	$1	0	0
04/2023	$214	MXN	4,428	9	0
SCX	01/2023	243	KRW	314,794	7	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

	02/2023	IDR	3,699,638		$235		0	(4)
	04/2023	ZAR	3,914		213		0	(16)
UAG	02/2023	IDR	5,490,863		346		0	(9)
	03/2023		$181	MXN	3,600		1	0

Total Forward Foreign Currency Contracts							$569	$(818)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	07/26/2032	200	$32	$26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	300	49	62
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	3,200	19	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	3,200	19	47
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	3,200	24	11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	3,200	24	36
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	300	40	29
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	300	40	55

Total Purchased Options							$247	$267

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	200	(1)	(2)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	200	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	600	(1)	(9)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	400	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	200	(1)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	200	(1)	(2)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	400	(1)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	1,400	(9)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	1,400	(9)	(25)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	500	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	500	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	500	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	500	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(6)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(2)	(3)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	600	(1)	(9)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,000	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,000	(2)	(16)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	600	(1)	(9)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	600	(1)	(10)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	600	(2)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	600	(1)	(4)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	300	(7)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	300	(7)	(16)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	500	(11)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	500	(11)	(32)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	600	(7)	(2)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	600	(8)	(20)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	300	(1)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	1,400	(9)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	1,400	(9)	(21)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(4)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	300	(7)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	300	(7)	(13)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	100	(7)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	100	(7)	(14)

$(203)	$(283)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	3.018%	1-Day USD-SOFR Compounded-OIS	07/24/2024	3,200	$(24)	$(50)
Put - OTC 1-Year Interest Rate Floor	3.018	1-Day USD-SOFR Compounded-OIS	07/24/2024	3,200	(24)	(4)
Call - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	(40)
Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	(15)

$(104)	$(109)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.891	01/05/2023	300	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	100	(1)	0
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	100	(1)	(2)
Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	100	(1)	(2)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	100	(1)	0
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	100	(1)	0
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	100	(1)	(1)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	100	(1)	0
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053	97.578	03/06/2023	100	(1)	(1)
Call - OTC Fannie Mae 5.000% due 03/01/2053	99.578	03/06/2023	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	400	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	400	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	100	(1)	0

$(16)	$(12)

Total Written Options	$(323)	$(404)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.103%	$1,000	$(44)	$5	$0	$(39)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$2,100	$(51)	$15	$0	$(36)

Total Swap Agreements	$(95)	$20	$0	$(75)

(h)

Securities with an aggregate market value of $646 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,439	$0	$1,439
Corporate Bonds & Notes
Banking & Finance	0	57,577	0	57,577
Industrials	0	19,411	0	19,411
Utilities	0	8,225	0	8,225
U.S. Government Agencies	0	72,674	0	72,674
U.S. Treasury Obligations	0	15,974	0	15,974
Non-Agency Mortgage-Backed Securities	0	49,217	0	49,217
Asset-Backed Securities	0	23,303	0	23,303
Sovereign Issues	0	3,198	0	3,198
Preferred Securities
Banking & Finance	0	487	0	487
Short-Term Instruments
Repurchase Agreements	0	54,700	0	54,700

Total Investments	$0	$306,205	$0	$306,205

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,964)	$0	$(7,964)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	180	0	181
Over the counter	0	836	0	836

$1	$1,016	$0	$1,017
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(123)	0	(126)
Over the counter	0	(1,297)	0	(1,297)

$(3)	$(1,420)	$0	$(1,423)

Total Financial Derivative Instruments	$(2)	$(404)	$0	$(406)

Totals	$(2)	$297,837	$0	$297,835

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Extended Duration Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 195.5% ¤
U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
0.000% due 11/15/2030 (e)	$400	$287
2.241% due 01/25/2031 ~(a)	2,260	216
3.000% due 07/25/2043	534	439
3.790% due 01/01/2029	2,000	1,919
5.000% due 08/25/2033	25	25
5.500% due 04/25/2033 - 08/25/2035	59	58
6.000% due 12/25/2034	295	313
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031 (a)	10,500	8,398
0.000% due 03/15/2031 - 07/15/2032 (e)	9,300	6,426
0.000% due 01/15/2041 (b)(e)	3,154	2,519
3.000% due 04/15/2053	1,658	1,336
4.000% due 09/15/2054	831	745
4.441% due 11/25/2052 ~	4,772	4,710
5.500% due 02/15/2024	5	5
6.000% due 06/15/2035	476	512
Ginnie Mae 5.500% due 10/20/2037	230	239
Ginnie Mae, TBA
4.000% due 01/01/2053	11,100	10,505
4.500% due 01/01/2053	2,100	2,037
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	627
0.000% due 04/15/2030 (e)	4,100	2,978
Tennessee Valley Authority STRIPS 4.625% due 09/15/2060	1,000	936
U.S. Small Business Administration 5.290% due 12/01/2027	26	26
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	42	40
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2053	20,000	18,759
4.500% due 02/01/2053	1,900	1,829

Total U.S. Government Agencies (Cost $67,932)		65,884

U.S. TREASURY OBLIGATIONS 163.4%
U.S. Treasury Bonds
2.250% due 02/15/2052 (h)	5,500	3,827
2.375% due 02/15/2042 (h)	7,000	5,348
2.500% due 02/15/2045 (h	5,410	4,078
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (h)	5,280	4,362
3.000% due 05/15/2045 (h)	5,150	4,248
3.000% due 08/15/2052 (h)	209,500	172,674
3.125% due 11/15/2041 (h)	23,350	20,193
3.125% due 08/15/2044 (h)	5,260	4,450
3.375% due 08/15/2042 (h)	48,100	43,004
4.000% due 11/15/2042 (c)(h)	24,200	23,701
4.000% due 11/15/2052 (h)	12,200	12,221
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032 (h)	7,385	6,770
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	19,939
0.000% due 08/15/2034 (a)(h)	76,520	47,432
0.000% due 11/15/2034 (a)(j)	34,600	21,227
0.000% due 08/15/2035 (a)(j)	6,870	4,077
0.000% due 05/15/2036 (a)	52,000	29,902
0.000% due 11/15/2036 (a)	76,900	43,250
0.000% due 05/15/2037 (a)	54,350	29,928
0.000% due 08/15/2037 (a)	9,100	4,950
0.000% due 08/15/2041 (e)	14,800	6,954
0.000% due 02/15/2042 (e)(j)	9,500	4,330
0.000% due 05/15/2042 (e)(j)	9,700	4,346
0.000% due 05/15/2043 (e)	16,610	7,098
0.000% due 08/15/2043 (e)	92,900	39,512
0.000% due 02/15/2044 (e)	51,400	21,341
0.000% due 05/15/2044 (e)	88,500	36,400
0.000% due 08/15/2044 (e)(j)	1,500	610
0.000% due 11/15/2044 (e)(j)	4,800	1,924
0.000% due 02/15/2045 (e)(j)	5,200	2,062
0.000% due 05/15/2045 (e)(j)	7,750	3,064

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2022 (Unaudited)

0.000% due 08/15/2046 (e)(j)		3,500	1,313
0.000% due 05/15/2048 (e)		77,000	27,677
0.000% due 08/15/2048 (e)(h)		153,800	54,939
0.000% due 11/15/2048 (e)(h)		172,400	61,621
0.000% due 02/15/2049 (e)(h)		120,600	42,793
0.000% due 08/15/2049 (e)		72,300	25,138
0.000% due 11/15/2049 (e)(h)		155,500	53,879
0.000% due 08/15/2050 (e)(h)		130,900	43,780

Total U.S. Treasury Obligations (Cost $1,281,651)			944,363

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		3,000	2,547
BAMLL Commercial Mortgage Securities Trust
5.368% due 04/15/2036 ~		3,200	3,129
5.518% due 03/15/2034 •		1,500	1,459
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		800	746
4.957% due 08/10/2035 ~		600	509
Bear Stearns ALT-A Trust 3.729% due 09/25/2035 ^~		117	73
BWAY Mortgage Trust 3.454% due 03/10/2033		3,000	2,805
ChaseFlex Trust 4.949% due 05/25/2037 •		1,431	1,381
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~		2,800	2,697
Commercial Mortgage Trust 3.815% due 04/10/2033 ~		2,500	2,122
Countrywide Home Loan Mortgage Pass-Through Trust 3.632% due 09/25/2047 ^~		87	76
DROP Mortgage Trust 5.470% due 10/15/2043 •		600	573
Extended Stay America Trust 5.398% due 07/15/2038 ~		1,171	1,139
GS Mortgage Securities Corp. Trust 5.203% due 11/15/2036 ~		1,750	1,693
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		1,800	1,530
3.805% due 10/10/2035 ~		800	713
Hilton USA Trust 4.194% due 11/05/2038 ~		1,000	903
JP Morgan Chase Commercial Mortgage Securities Trust 5.768% due 12/15/2031 •		1,273	1,212
JP Morgan Mortgage Trust
3.453% due 07/25/2035 ~		22	21
4.944% due 12/25/2049 •		104	96
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		1,972	1,806
Structured Adjustable Rate Mortgage Loan Trust 4.709% due 10/25/2035 •		262	239
Towd Point Mortgage Funding 4.471% due 02/20/2054 •	GBP	1,252	1,508
VNDO Mortgage Trust 3.805% due 01/10/2035		$3,600	3,269
WaMu Mortgage Pass-Through Certificates Trust
2.778% due 01/25/2047 •		77	70
3.096% due 08/25/2046 •		2,502	1,910
3.548% due 10/25/2046 ~		3	2

Total Non-Agency Mortgage-Backed Securities (Cost $37,947)			34,228

ASSET-BACKED SECURITIES 10.0%
ACE Securities Corp. Home Equity Loan Trust 5.184% due 01/25/2035 •		4,324	3,922
ACREC Ltd. 5.476% due 10/16/2036 ~		1,700	1,639
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		2,300	2,269
5.465% due 07/22/2032 ~		4,700	4,599
Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		1,950	1,900
Atlas Senior Loan Fund Ltd. 5.229% due 01/16/2030 •		1,429	1,413
BDS Ltd. 5.689% due 12/16/2036 ~		700	679
Black Diamond CLO DAC 2.778% due 05/15/2032 •	EUR	2,200	2,283
Carlyle Global Market Strategies CLO Ltd. 5.405% due 04/22/2032 ~		$1,600	1,569
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		2,230	2,124
Countrywide Asset-Backed Certificates 4.889% due 01/25/2046 ^~		4,164	3,895

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Crestline Denali CLO Ltd. 5.465% due 10/23/2031 ~		1,750	1,717
ECMC Group Student Loan Trust 5.139% due 02/27/2068 •		482	458
Elevation CLO Ltd. 5.308% due 10/25/2030 •		2,600	2,554
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		2,400	2,312
Fremont Home Loan Trust 5.454% due 06/25/2035 •		1,558	1,484
JP Morgan Mortgage Acquisition Corp. 5.109% due 12/25/2035 ~		844	836
LCM LP 5.283% due 10/20/2027 •		227	226
Lument Finance Trust, Inc. 5.488% due 06/15/2039 ~		2,400	2,344
MASTR Asset-Backed Securities Trust 5.214% due 10/25/2034 ~		1,385	1,308
MF1 Ltd. 6.471% due 06/19/2037 •		500	493
Mountain View CLO LLC 5.119% due 01/16/2031 •		1,500	1,477
OZLM Ltd. 5.343% due 10/20/2031 ~		1,000	980
Romark CLO Ltd. 5.355% due 10/23/2030 ~		2,500	2,456
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		1,800	1,744
SLM Student Loan Trust 4.958% due 10/25/2029 ~		368	365
Sound Point CLO Ltd.
5.225% due 01/23/2029 ~		1,120	1,106
5.453% due 07/20/2032 ~		1,000	966
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		533	525
Venture CLO Ltd.
5.233% due 07/20/2030 •		1,600	1,572
5.373% due 04/20/2032 ~		2,200	2,145
Vibrant CLO Ltd.
5.283% due 09/15/2030 •		1,793	1,764
5.363% due 07/20/2032 •		300	295
Voya CLO Ltd. 5.079% due 10/15/2030 •		2,700	2,652

Total Asset-Backed Securities (Cost $59,551)			58,071

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	392

Total Sovereign Issues (Cost $655)			392

SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (g) 3.2%			18,337

		PRINCIPAL AMOUNT (000s)
HUNGARY TREASURY BILLS 0.5%
18.250% due 01/03/2023 (d)(e)	HUF	1,136,000	3,046

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 0.2%
0.025% due 01/04/2023 (d)(e)	ILS	4,700	1,336

U.S. TREASURY BILLS 0.8%
4.264% due 03/02/2023 - 03/23/2023 (d)(e)(h)(l)		$4,646	4,606

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $27,362)		27,325

Total Investments in Securities (Cost $1,475,098)		1,130,263

	SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short Asset Portfolio	2,377,819	22,794
PIMCO Short-Term Floating NAV Portfolio III	62,246	605

Total Short-Term Instruments (Cost $24,385)		23,399

Total Investments in Affiliates (Cost $24,385)		23,399

Total Investments 199.6% (Cost $1,499,483)		$1,153,662
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $(977))		1,245
Other Assets and Liabilities, net (99.8)%		(576,848)

Net Assets 100.0%		$578,059

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	4.150%	11/21/2022	01/04/2023	$15,353	U.S. Treasury Bonds 2.250% due 02/15/2052	$(15,283)	$15,353	$15,429
FICC	1.900	12/30/2022	01/03/2023	2,984	U.S. Treasury Bills 0.000% due 06/01/2023	(3,044)	2,984	2,984

Total Repurchase Agreements	$(18,327)	$18,337	$18,413

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	4.360%	12/30/2022	01/03/2023	$(227,591)	$(227,701)
BSN	4.150	11/03/2022	01/04/2023	(38,421)	(38,691)
4.160	12/08/2022	01/04/2023	(2,784)	(2,792)
DEU	4.350	12/07/2022	01/05/2023	(3,501)	(3,513)
4.440	12/12/2022	01/12/2023	(7,119)	(7,138)
4.450	12/14/2022	01/11/2023	(3,382)	(3,390)
4.450	12/20/2022	01/03/2023	(3,506)	(3,512)
4.460	12/20/2022	01/03/2023	(1,788)	(1,791)
GRE	4.430	12/12/2022	01/05/2023	(3,638)	(3,648)
4.470	12/15/2022	01/05/2023	(5,996)	(6,010)
JPS	4.140	11/09/2022	01/09/2023	(88,941)	(89,504)
4.370	12/20/2022	01/03/2023	(9,600)	(9,617)
STR	4.330	01/03/2023	01/04/2023	(35,623)	(35,623)
4.370	12/30/2022	01/03/2023	(35,672)	(35,689)

Total Reverse Repurchase Agreements	$(468,619)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BPG	(1.500)%	12/30/2022	01/03/2023	$(23,987)	$(23,984)
GSC	4.320	12/20/2022	01/03/2023	(82,050)	(82,188)
UBS	4.180	11/22/2022	01/19/2023	(18,735)	(18,826)

Total Sale-Buyback Transactions	$(124,998)

(h)	Securities with an aggregate market value of $122,643 and cash of $328 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(536,808) at a weighted average interest rate of 2.177%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(35) of deferred price drop.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2022 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	52	$(10,664)	$(10)	$12	$0
U.S. Treasury 5-Year Note March Futures	03/2023	471	(50,835)	148	90	0
U.S. Treasury 10-Year Note March Futures	03/2023	740	(83,100)	353	226	0
U.S. Treasury Long-Term Bond March Futures	03/2023	1,310	(164,200)	858	1,085	0
U.S. Ultra Treasury Note March Futures	03/2023	2,168	(256,434)	1,732	982	0

Total Futures Contracts	$3,081	$2,395	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$55,800	$121	$(4,690)	$(4,569)	$0	$(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,100	(10)	2	(8)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(386)	2,884	2,498	45	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	11,600	(195)	3,106	2,911	54	0
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027	BRL	29,200	0	61	61	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	2,400	0	(133)	(133)	0	(4)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	(28)	(28)	0	(1)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	10	(615)	(605)	0	(17)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	$153,100	(168)	(311)	(479)	39	0
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	6,500	(16)	1,134	1,118	15	0
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	10,500	(39)	1,899	1,860	17	0

Total Swap Agreements	$(683)	$3,309	$2,626	$177	$(88)

(j)

Securities with an aggregate market value of $13,902 and cash of $5,325 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	HUF	244,904	$625	$0	$(31)
02/2023	GBP	1,030	1,226	0	(21)
BPS	01/2023	HUF	238,311	623	0	(16)
BRC	01/2023	492,119	1,283	0	(36)
CBK	01/2023	BRL	108	21	0	0
01/2023	ILS	4,699	1,488	152	0
01/2023	$1,280	BRL	6,818	12	0
CLY	01/2023	HUF	109,788	$285	0	(10)
GLM	01/2023	BRL	6,710	1,259	0	(12)
01/2023	HUF	45,899	117	0	(5)
03/2023	MXN	1,827	89	0	(4)
04/2023	$1,237	BRL	6,710	12	0
05/2023	ZAR	182	$11	0	0
MBC	01/2023	EUR	2,227	2,332	0	(53)
01/2023	$408	DKK	2,915	12	0

Total Forward Foreign Currency Contracts	$188	$(188)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2022 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	10,300	$626	$2,145

Total Purchased Options							$626	$2,145

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	4,200	$(8)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270%	01/23/2023	7,500	$(19)	$(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	7,500	(19)	(38)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	49,900	(619)	(3,165)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	5,900	(14)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	5,900	(15)	(35)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	1,200	(12)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,200	(17)	(39)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	16,100	(50)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	16,100	(50)	(54)

							$(815)	$(3,344)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053		$101.891	01/05/2023		2,000	$(6)	$0
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053		97.000	03/06/2023		2,200	(19)	(34)
	Call - OTC Fannie Mae 4.500% due 03/01/2053		99.000	03/06/2023		2,200	(16)	(5)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053		101.859	01/05/2023		8,900	(26)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053		102.250	01/05/2023		10,000	(30)	0

							$(97)	$(39)

Total Written Options							$(920)	$(3,384)

(l)

Securities with an aggregate market value of $788 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)		Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
U.S. Government Agencies	$0	$65,884	$0	$65,884
U.S. Treasury Obligations	0	944,363	0	944,363
Non-Agency Mortgage-Backed Securities	0	34,228	0	34,228
Asset-Backed Securities	0	58,071	0	58,071
Sovereign Issues	0	392	0	392
Short-Term Instruments
Repurchase Agreements	0	18,337	0	18,337
Hungary Treasury Bills	0	3,046	0	3,046
Israel Treasury Bills	0	1,336	0	1,336
U.S. Treasury Bills	0	4,606	0	4,606

	$0	$1,130,263	$0	$1,130,263
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,399	$0	$0	$23,399

Total Investments	$23,399	$1,130,263	$0	$1,153,662

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,572	0	2,572
Over the counter	0	2,333	0	2,333

	$0	$4,905	$0	$4,905
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(88)	0	(88)
Over the counter	0	(3,572)	0	(3,572)

	$0	$(3,660)	$0	$(3,660)

Total Financial Derivative Instruments	$0	$1,245	$0	$1,245

Totals	$23,399	$1,131,508	$0	$1,154,907

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$43	$10
1.500% due 07/09/2035 þ		29	7
Provincia de Buenos Aires 72.913% due 04/12/2025	ARS	1,170	3

Total Argentina (Cost $41)			20

AUSTRALIA 1.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust
5.022% due 12/05/2059 ~		$17	18
5.102% due 09/05/2057 •		70	70

			88

SOVEREIGN ISSUES 1.4%
Australia Government International Bond
0.500% due 09/21/2026	AUD	3,400	2,068
0.750% due 11/21/2027		1,848	1,232
1.000% due 11/21/2031		600	317
1.250% due 05/21/2032		100	53
1.750% due 06/21/2051		50	20
4.500% due 04/21/2033		500	353

			4,043

Total Australia (Cost $4,739)			4,131

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	200	209

Total Austria (Cost $247)			209

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (e)(g)		$653	1
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	10,113	1,691

Total Brazil (Cost $2,809)			1,692

CANADA 1.0%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$159	136
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	469

			605

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	251	184

SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 3.000% due 12/01/2036 (f)		2,091	1,869

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total Canada (Cost $2,876)		2,658

CAYMAN ISLANDS 9.6%
ASSET-BACKED SECURITIES 8.4%
American Money Management Corp. CLO Ltd.
5.542% due 11/10/2030 •	$800	788
5.710% due 11/02/2030 •	800	790
Anchorage Capital CLO Ltd. 5.219% due 07/15/2032 •	800	780
Apidos CLO 5.094% due 07/18/2029 •	800	791
Ares CLO Ltd.
5.129% due 01/15/2032 ~	800	783
5.244% due 04/18/2031 •	800	786
5.375% due 04/22/2031 •	800	787
Atlas Senior Loan Fund Ltd. 5.169% due 01/15/2031 ~	786	771
BDS Ltd. 5.689% due 12/16/2036 ~	900	873
Benefit Street Partners CLO Ltd. 5.109% due 01/17/2032 ~	900	881
Carlyle Global Market Strategies CLO Ltd. 5.405% due 04/22/2032 ~	800	785
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •	800	787
CIFC Funding Ltd.
5.194% due 04/18/2031 ~	800	786
5.275% due 10/24/2030 ~	800	792
Elevation CLO Ltd. 5.308% due 10/25/2030 •	900	884
GPMT Ltd. 5.711% due 12/15/2036 •	900	871
Halseypoint CLO Ltd. 5.865% due 11/30/2032 ~	800	790
LCM LP 5.097% due 07/19/2027 ~	774	765
LCM Ltd. 5.323% due 04/20/2031 ~	800	782
Madison Park Funding Ltd. 4.829% due 04/15/2029 ~	766	758
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~	188	184
MidOcean Credit CLO
5.445% due 01/29/2030 •	641	634
5.725% due 02/20/2031 ~	800	786
Sculptor CLO Ltd. 5.349% due 01/15/2031 •	800	785
Sound Point CLO Ltd. 5.338% due 07/25/2030 •	900	886
Starwood Commercial Mortgage Trust 5.526% due 04/18/2038 ~	800	776
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~	800	779
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~	800	781
Venture CLO Ltd.
4.959% due 04/15/2027 ~	137	136
5.575% due 07/30/2032 •	900	872
Wind River CLO Ltd. 5.244% due 07/18/2031 •	797	779

		23,428

CORPORATE BONDS & NOTES 1.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	471	377
KSA Sukuk Ltd. 5.268% due 10/25/2028	300	312
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	4,936	1,320
SA Global Sukuk Ltd. 2.694% due 06/17/2031	400	343
Sands China Ltd.
5.625% due 08/08/2025	200	192
5.900% due 08/08/2028	300	281

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Tencent Holdings Ltd. 2.390% due 06/03/2030		700	571

			3,396

Total Cayman Islands (Cost $29,901)			26,824

CHILE 0.7%
CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,045

SOVEREIGN ISSUES 0.3%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	734

Total Chile (Cost $2,086)			1,779

COLOMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Colombia Government International Bond 4.500% due 03/15/2029		$200	173

Total Colombia (Cost $196)			173

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	186
2.500% due 08/25/2028		900	35

Total Czech Republic (Cost $261)			221

DENMARK 2.9%
CORPORATE BONDS & NOTES 2.9%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	15,991	1,679
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		33,110	3,429
1.500% due 10/01/2053		3,142	340
Nykredit Realkredit AS
1.000% due 10/01/2050		14,565	1,513
1.500% due 10/01/2053		682	76
Realkredit Danmark AS
1.000% due 10/01/2050		4,447	472
1.500% due 10/01/2053		4,874	541

Total Denmark (Cost $11,411)			8,050

DOMINICAN REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Dominican Republic International Bond 6.500% due 02/15/2048		$500	414

Total Dominican Republic (Cost $571)			414

FRANCE 2.1%
CORPORATE BONDS & NOTES 1.0%
BNP Paribas SA
2.219% due 06/09/2026 •		$800	735
3.800% due 01/10/2024		1,000	983
Societe Generale SA
1.488% due 12/14/2026 •		600	522
2.797% due 01/19/2028 •		200	176
3.337% due 01/21/2033 •		400	316

			2,732

SOVEREIGN ISSUES 1.1%
France Government International Bond
0.100% due 07/25/2031 (f)	EUR	805	826
0.500% due 05/25/2072		100	40
0.750% due 05/25/2052		2,600	1,470
1.500% due 05/25/2050		700	506

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

2.000% due 05/25/2048		300	248

			3,090

Total France (Cost $8,567)			5,822

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	800	756
2.129% due 11/24/2026 •(i)		$500	442
2.625% due 12/16/2024	GBP	100	112
2.625% due 02/12/2026	EUR	600	607
3.035% due 05/28/2032 •(i)		$1,100	836
3.547% due 09/18/2031 •		200	161
3.729% due 01/14/2032 •(i)		900	662
3.961% due 11/26/2025 •		1,300	1,243
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		200	169

Total Germany (Cost $6,056)			4,988

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	197

Total Guatemala (Cost $234)			197

INDONESIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Pertamina Persero PT 6.450% due 05/30/2044		$700	701

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,312

Total Indonesia (Cost $2,051)			2,013

IRELAND 1.7%
ASSET-BACKED SECURITIES 1.5%
Accunia European CLO DAC 2.328% due 07/15/2030 •	EUR	357	374
Aurium CLO DAC 2.108% due 01/16/2031 ~		800	837
BlueMountain Fuji EUR CLO II DAC 2.028% due 07/15/2030 ~		548	573
Cairn CLO DAC 2.158% due 10/15/2031 ~		400	419
CVC Cordatus Loan Fund DAC 2.028% due 10/15/2031 ~		400	416
Dryden Euro CLO DAC 2.038% due 04/15/2033 •		250	260
Jubilee CLO DAC
1.988% due 04/15/2030 •		700	733
2.028% due 04/15/2031 •		300	306
Man GLG Euro CLO DAC 2.736% due 12/15/2031 ~		400	415

			4,333

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	263
3.000% due 10/29/2028		300	252

			515

Total Ireland (Cost $5,557)			4,848

ISRAEL 0.6%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		$400	352

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SOVEREIGN ISSUES 0.5%
Israel Government International Bond
1.500% due 11/30/2023	ILS	3,000	838
2.000% due 03/31/2027		2,100	558

			1,396

Total Israel (Cost $1,907)			1,748

ITALY 7.9%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	571
2.625% due 04/28/2025		300	292
UniCredit SpA
2.569% due 09/22/2026 •		$500	443
7.830% due 12/04/2023		500	505

			1,811

SOVEREIGN ISSUES 7.3%
Italy Buoni Poliennali Del Tesoro 2.350% due 09/15/2024 (f)	EUR	18,536	20,448

Total Italy (Cost $23,339)			22,259

IVORY COAST 0.3%
SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond 5.250% due 03/22/2030	EUR	1,000	908

Total Ivory Coast (Cost $956)			908

JAPAN 3.6%
CORPORATE BONDS & NOTES 0.5%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$400	394
5.735% (US0003M + 1.000%) due 09/11/2024 ~		700	698
Olympus Corp. 2.143% due 12/08/2026		200	177

			1,269

SOVEREIGN ISSUES 3.1%
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	146,749	1,157
0.100% due 03/10/2029 (f)		655,811	5,187
0.500% due 03/20/2049		199,000	1,187
0.700% due 12/20/2048		6,000	38
0.700% due 06/20/2051		168,000	1,029

			8,598

Total Japan (Cost $12,247)			9,867

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
CPI Property Group SA 1.500% due 01/27/2031	EUR	200	125
Gazprom PJSC Via Gaz Capital SA 4.950% due 03/23/2027		$800	560
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(c)(h)		1,800	242

Total Luxembourg (Cost $2,910)			927

MALAYSIA 0.9%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	166
4.550% due 04/21/2050		200	179

			345

SOVEREIGN ISSUES 0.8%
Malaysia Government International Bond 3.480% due 03/15/2023	MYR	9,100	2,068

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Malaysia Government Investment Issue 3.151% due 05/15/2023		300	68

			2,136

Total Malaysia (Cost $2,393)			2,481

MEXICO 0.4%
CORPORATE BONDS & NOTES 0.3%
Petroleos Mexicanos 6.750% due 09/21/2047		$1,190	762

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.750% due 10/12/2110		200	169

Total Mexico (Cost $1,255)			931

MOROCCO 0.4%
SOVEREIGN ISSUES 0.4%
Morocco Government International Bond
2.000% due 09/30/2030	EUR	1,100	934
4.000% due 12/15/2050		$200	138

Total Morocco (Cost $1,147)			1,072

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$300	282

Total Multinational (Cost $317)			282

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 0.9%
Enel Finance International NV 1.875% due 07/12/2028		$600	478
Prosus NV
1.207% due 01/19/2026	EUR	400	387
3.257% due 01/19/2027		$900	806
Syngenta Finance NV 4.441% due 04/24/2023		700	697
Volkswagen Financial Services NV 0.875% due 02/20/2025	GBP	200	218

			2,586

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 2.178% due 04/17/2041 •	EUR	151	155
Eurosail PLC 2.878% due 10/17/2040 •		39	42

			197

Total Netherlands (Cost $3,104)			2,783

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	500	253

Total New Zealand (Cost $350)			253

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	246

Total Norway (Cost $291)			246

PERU 1.0%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,200	295

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SOVEREIGN ISSUES 0.9%
Peru Government International Bond
5.350% due 08/12/2040		1,400	276
5.940% due 02/12/2029		4,000	967
6.150% due 08/12/2032		900	209
6.350% due 08/12/2028		4,400	1,103

			2,555

Total Peru (Cost $3,593)			2,850

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	328

Total Philippines (Cost $491)			328

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$200	166

Total Qatar (Cost $198)			166

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
1.375% due 12/02/2029	EUR	360	281
1.750% due 07/13/2030		200	150
2.000% due 01/28/2032		400	287
2.000% due 04/14/2033		900	620
2.625% due 12/02/2040		100	60
2.750% due 04/14/2041		100	60
2.875% due 04/13/2042		300	181

Total Romania (Cost $2,498)			1,639

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.250% due 05/10/2034 ^(c)	RUB	38,500	162

Total Russia (Cost $637)			162

SAUDI ARABIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co. 3.500% due 04/16/2029		$900	828

Total Saudi Arabia (Cost $929)			828

SERBIA 0.6%
SOVEREIGN ISSUES 0.6%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	400	261
3.125% due 05/15/2027		1,400	1,293

Total Serbia (Cost $2,027)			1,554

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 5.375% due 07/24/2044		$200	151

Total South Africa (Cost $197)			151

SOUTH KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Korea Government International Bond
2.375% due 12/10/2028	KRW	1,620,000	1,188
5.500% due 03/10/2028		360,000	307

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Total South Korea (Cost $1,836)			1,495

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.2%
Banco Santander SA
1.849% due 03/25/2026		$200	177
3.496% due 03/24/2025		400	385

			562

SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	208
Spain Government International Bond
1.450% due 10/31/2071		300	147
3.450% due 07/30/2066		1,300	1,231

			1,586

Total Spain (Cost $3,489)			2,148

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Asian Development Bank 6.150% due 02/25/2030	INR	173,700	2,014

Total Supranational (Cost $2,316)			2,014

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group AG
3.869% due 01/12/2029 •		$500	401
6.375% due 08/21/2026 •(g)		400	288
6.537% due 08/12/2033 •		250	220

Total Switzerland (Cost $1,223)			909

THAILAND 0.3%
SOVEREIGN ISSUES 0.3%
Thailand Government International Bond
3.390% due 06/17/2037	THB	9,071	273
3.450% due 06/17/2043		15,400	451

Total Thailand (Cost $686)			724

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$200	212

Total United Arab Emirates (Cost $197)			212

UNITED KINGDOM 8.3%
CORPORATE BONDS & NOTES 2.8%
Antofagasta PLC 2.375% due 10/14/2030		$400	322
Barclays PLC 4.338% due 05/16/2024 •		500	497
HSBC Holdings PLC
2.804% due 05/24/2032 •		1,000	776
4.041% due 03/13/2028 •		700	646
4.292% due 09/12/2026 •		600	575
5.674% (US0003M + 1.000%) due 05/18/2024 ~		400	399
John Lewis PLC 6.125% due 01/21/2025	GBP	100	116
Marks & Spencer PLC 4.250% due 12/08/2023		100	119
Nationwide Building Society 3.766% due 03/08/2024 •		$1,400	1,393
NatWest Group PLC
5.076% due 01/27/2030 •		300	283
6.274% (US0003M + 1.550%) due 06/25/2024 ~		1,000	1,000
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	100	104

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Santander U.K. Group Holdings PLC 4.750% due 09/15/2025		$900	858
Standard Chartered PLC
1.822% due 11/23/2025 •		600	548
2.678% due 06/29/2032 •		200	151

			7,787

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Alba PLC 3.607% due 11/25/2042 ~	GBP	377	434
Avon Finance PLC 4.331% due 09/20/2048 •		464	550
Eurosail PLC 2.165% due 03/13/2045 •	EUR	69	73
Great Hall Mortgages PLC
2.192% due 06/18/2039 •		253	263
3.675% due 03/18/2039 •	GBP	306	365
3.685% due 06/18/2039 •		111	131
3.695% due 06/18/2038 ~		93	110
Newgate Funding PLC 2.646% due 12/15/2050 •	EUR	268	268
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	395	475
Ripon Mortgages PLC 4.011% due 08/28/2056 •		2,067	2,452
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •		948	1,136
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~		1,008	1,205
3.826% due 07/20/2045 •		537	643
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		545	656

			8,761

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		560	85

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.4%
United Kingdom Gilt
0.125% due 03/22/2024 (f)		$4,997	6,141
1.250% due 07/31/2051		800	523

			6,664

Total United Kingdom (Cost $26,605)			23,297

UNITED STATES 51.6%
ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp. Home Equity Loan Trust 5.289% due 12/25/2034 ~		$109	97
Argent Securities Trust
4.689% due 07/25/2036 •		659	181
4.869% due 07/25/2036 •		824	226
Asset-Backed Funding Certificates Trust 4.549% due 01/25/2037 •		427	254
Bear Stearns Asset-Backed Securities Trust
4.629% due 06/25/2047 •		222	221
5.124% due 09/25/2035 ~		548	546
5.189% due 09/25/2046 ~		71	66
Countrywide Asset-Backed Certificates Trust
4.486% due 07/25/2036 ~		16	15
4.609% due 09/25/2037 ^•		58	60
5.109% due 07/25/2034 •		81	79
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •		9	9
Credit-Based Asset Servicing & Securitization LLC 4.264% due 07/25/2037 •		187	125
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.241% due 03/25/2037 ^þ		897	344
Fieldstone Mortgage Investment Trust 4.336% due 11/25/2036 ~		935	551
First Franklin Mortgage Loan Trust 5.664% due 07/25/2034 •		114	111

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		800	770
GSAA Home Equity Trust 5.289% due 08/25/2037 ~		42	41
GSAMP Trust
4.479% due 01/25/2037 •		143	87
4.539% due 12/25/2046 ~		614	308
4.929% due 04/25/2036 •		622	401
HSI Asset Securitization Corp. Trust 4.829% due 12/25/2036 •		504	137
JP Morgan Mortgage Acquisition Trust 4.549% due 08/25/2036 •		3	1
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		23	23
MASTR Asset-Backed Securities Trust 4.869% due 03/25/2036 ~		536	379
Merrill Lynch Mortgage Investors Trust
4.536% due 04/25/2037 ~		627	317
4.609% due 08/25/2037 •		461	245
Morgan Stanley ABS Capital, Inc. Trust
4.479% due 01/25/2037 ~		498	247
4.529% due 10/25/2036 •		549	263
4.529% due 11/25/2036 •		195	97
4.609% due 11/25/2036 ~		195	97
4.619% due 10/25/2036 •		725	360
5.034% due 09/25/2035 ~		30	30
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ		478	194
Residential Asset Securities Corp. Trust 5.069% due 11/25/2035 ~		3	3
SMB Private Education Loan Trust 4.668% due 02/16/2055 •		635	616
Specialty Underwriting & Residential Finance Trust 3.595% due 02/25/2037 ^þ		498	199
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,100	1,061

			8,761

CORPORATE BONDS & NOTES 6.7%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024		400	385
American Airlines Pass-Through Trust 3.600% due 03/22/2029		623	560
Bank of America Corp.
2.551% due 02/04/2028 •		200	178
2.972% due 02/04/2033 •		300	242
3.384% due 04/02/2026 •		200	191
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	188
5.779% (US0003M + 1.010%) due 12/15/2023 ~		600	599
Boeing Co. 5.040% due 05/01/2027		200	198
Broadcom, Inc.
2.450% due 02/15/2031		400	316
2.600% due 02/15/2033		200	151
3.469% due 04/15/2034		200	160
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	994
3.950% due 06/30/2062		600	356
Citigroup, Inc.
3.070% due 02/24/2028 •		500	451
3.785% due 03/17/2033 •(i)		400	343
Corebridge Financial, Inc. 3.650% due 04/05/2027		300	280
CVS Pass-Through Trust 7.507% due 01/10/2032		1,070	1,114
Dell International LLC 6.020% due 06/15/2026		200	204
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		100	81
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	300	319
Ford Motor Credit Co. LLC
2.492% due 11/15/2023 •		100	105
2.748% due 06/14/2024	GBP	200	229
3.370% due 11/17/2023		$300	293
3.375% due 11/13/2025		400	362
GA Global Funding Trust 2.250% due 01/06/2027		200	176
GLP Capital LP 5.250% due 06/01/2025		200	197
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	500	500
1.757% due 01/24/2025 •		$700	670
3.615% due 03/15/2028 •		800	746

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.223% due 05/01/2029 •		200	187
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2029		500	451
Helmerich & Payne, Inc. 2.900% due 09/29/2031		200	163
Hyatt Hotels Corp. 1.300% due 10/01/2023		200	194
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		800	725
4.080% due 04/26/2026 •		900	875
4.912% due 07/25/2033 •		200	191
Kilroy Realty LP 3.450% due 12/15/2024		100	96
Las Vegas Sands Corp. 2.900% due 06/25/2025		300	276
Mileage Plus Holdings LLC 6.500% due 06/20/2027		360	359
Morgan Stanley 2.630% due 02/18/2026 •		500	470
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		300	234
Oracle Corp.
2.875% due 03/25/2031 (i)		1,100	915
3.950% due 03/25/2051 (i)		200	143
Organon & Co.
2.875% due 04/30/2028	EUR	100	94
5.125% due 04/30/2031		$200	174
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	86
3.150% due 01/01/2026		100	93
3.500% due 06/15/2025		100	94
4.000% due 12/01/2046		100	67
4.550% due 07/01/2030		100	91
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,157
Rio Oil Finance Trust 9.250% due 07/06/2024		450	457
Southern California Edison Co.
4.963% (SOFRRATE + 0.640%) due 04/03/2023 ~		200	200
5.153% (SOFRRATE + 0.830%) due 04/01/2024 ~		200	199

			18,579

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~		299	285

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		300	277
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 4.131% due 06/15/2042		100	81

			358

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust 3.778% due 01/25/2035 ~		6	6
Banc of America Funding Trust
3.418% due 05/25/2035 ~		55	52
4.773% due 04/20/2047 ^~		58	45
4.809% due 04/25/2037 ^~		51	45
6.000% due 07/25/2037 ^		148	116
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^		54	44
Barclays Commercial Mortgage Securities Trust 5.318% due 07/15/2037 •		800	779
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		799	672
BCAP LLC Trust 4.809% due 05/25/2047 ~		180	162
Bear Stearns Adjustable Rate Mortgage Trust
3.086% due 04/25/2034 ~		71	66
4.089% due 02/25/2034 ~		4	4
4.393% due 08/25/2035 ~		3	3
6.800% due 02/25/2036 •		15	14
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~		64	60
3.587% due 09/25/2035 ^~		195	82
BWAY Mortgage Trust 5.568% due 09/15/2036 •		800	764
BX Commercial Mortgage Trust 5.048% due 10/15/2036 •		671	645
Chase Mortgage Finance Trust
3.718% due 07/25/2037 ~		24	20

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

3.824% due 03/25/2037 ^~	133	122
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	347	280
2.910% due 05/25/2035 ~	20	19
3.993% due 04/25/2037 ^~	133	111
Countrywide Alternative Loan Trust
3.045% due 06/25/2037 ~	143	106
4.563% due 07/20/2046 ^~	73	54
5.500% due 10/25/2035 ^	15	11
5.500% due 02/25/2036 ^	33	21
6.000% due 01/25/2037 ^	260	211
6.000% due 02/25/2037 ^	497	192
6.000% due 05/25/2037 ^	420	205
6.250% due 12/25/2036 ^•	380	176
6.500% due 08/25/2037 ^	309	136
8.000% due 10/25/2036 ^	21	15
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^	110	56
6.250% due 09/25/2036 ^	194	76
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 06/25/2035 ~	101	96
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	171	138
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ	202	182
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.726% due 10/25/2033 ~	5	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	177	143
2.500% due 01/25/2052 ~	805	650
2.500% due 02/25/2052 ~	350	283
3.000% due 08/26/2052 ~	943	787
3.000% due 09/25/2052 ~	1,443	1,206
GSR Mortgage Loan Trust 3.707% due 05/25/2037 ^~	11	7
HarborView Mortgage Loan Trust
3.720% due 02/25/2036 ^~	23	7
Impac Secured Assets Trust 3.846% due 07/25/2035 ~	48	42
IndyMac INDX Mortgage Loan Trust
3.215% due 06/25/2036 ~	157	142
3.837% due 12/25/2034 ~	3	3
4.869% due 07/25/2035 •	5	5
JP Morgan Alternative Loan Trust
3.741% due 12/25/2036 ~	17	16
3.854% due 05/25/2037 ^~	197	164
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	711	574
2.675% due 02/25/2035 ~	2	2
3.000% due 12/25/2051 ~	700	587
3.000% due 01/25/2052 ~	1,406	1,178
3.000% due 03/25/2052 ~	1,476	1,237
3.000% due 04/25/2052 ~	1,373	1,150
3.000% due 05/25/2052 ~	2,057	1,724
3.615% due 10/25/2035 ^~	179	145
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	94	86
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	684
Merrill Lynch Mortgage Investors Trust
2.736% due 03/25/2036 ^~	75	41
4.809% due 02/25/2036 ~	17	16
Morgan Stanley Mortgage Loan Trust
3.684% due 05/25/2036 ^~	148	87
3.711% due 09/25/2035 ^~	105	39
5.289% due 02/25/2036 ^•	21	20
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	558	521
2.750% due 11/25/2059 ~	519	475
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~	900	818
OBX Trust 2.500% due 10/25/2051 ~	802	648
PMT Loan Trust 2.500% due 07/25/2051 ~	793	640
Prime Mortgage Trust
4.889% due 02/25/2035 •	65	64
6.000% due 06/25/2036 ^	3	3
Residential Accredit Loans, Inc. Trust
4.589% due 05/25/2037 ~	279	239
4.649% due 02/25/2037 ~	7	17
4.669% due 01/25/2037 •	130	132
4.729% due 12/25/2036 •	166	154
4.769% due 07/25/2036 ~	222	195
4.789% due 11/25/2036 ^~	149	110
5.000% due 09/25/2036 ^	44	33

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	14	11
Starwood Mortgage Trust 5.368% due 04/15/2034 ~	800	775
Structured Adjustable Rate Mortgage Loan Trust
3.330% due 04/25/2036 ^~	107	66
4.709% due 10/25/2035 •	63	58
Structured Asset Mortgage Investments Trust
4.789% due 05/25/2036 •	229	176
4.809% due 05/25/2036 •	17	13
Structured Asset Securities Corp. 4.669% due 01/25/2036 ~	141	135
Structured Asset Securities Corp. Mortgage Loan Trust 4.679% due 10/25/2036 •	316	277
SunTrust Adjustable Rate Mortgage Loan Trust 3.128% due 02/25/2037 ^~	77	67
Thornburg Mortgage Securities Trust 5.129% due 09/25/2034 ~	15	14
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	459	405
2.710% due 01/25/2060 ~	423	390
2.900% due 10/25/2059 ~	1,691	1,578
UWM Mortgage Trust 2.500% due 11/25/2051 ~	1,005	811
WaMu Mortgage Pass-Through Certificates Trust
3.448% due 08/25/2042 •	3	3
3.600% due 12/25/2036 ^~	179	153
3.672% due 10/25/2036 ^~	314	271
4.949% due 11/25/2045 •	57	49
5.169% due 10/25/2044 •	49	44
Washington Mutual Mortgage Pass-Through Certificates Trust
4.709% due 02/25/2037 ^•	340	279
5.500% due 11/25/2035 ^	61	55
6.500% due 08/25/2035 ^	59	51

		26,545

U.S. GOVERNMENT AGENCIES 21.1%
Export-Import Bank of the United States 1.581% due 11/16/2024	1,286	1,242
Fannie Mae
3.000% due 03/01/2060	324	286
3.500% due 01/01/2059	719	661
4.789% due 06/25/2036 •	21	21
Freddie Mac
0.096% due 01/15/2038 ~(a)	332	12
3.358% due 01/15/2038 •	332	332
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047	10	9
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,742	1,421
2.500% due 02/01/2051 - 01/01/2052	1,183	1,006
3.000% due 02/01/2027 - 09/01/2042	28	26
3.500% due 01/01/2026 - 07/01/2050	607	565
4.000% due 01/01/2037 - 06/01/2050	340	323
4.500% due 05/01/2023 - 08/01/2041	138	136
5.000% due 08/01/2033 - 10/01/2041	69	69
5.500% due 07/01/2035 - 02/01/2041	72	76
6.000% due 06/01/2026 - 09/01/2039	171	174
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051	4,800	4,066
3.000% due 02/01/2053	12,900	11,334
3.500% due 02/01/2053	5,200	4,728
4.000% due 01/01/2053	10,265	9,629
4.500% due 02/01/2053	21,500	20,698
6.000% due 02/01/2053	2,100	2,130

		58,944

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bonds
1.625% due 11/15/2050	1,600	953
1.875% due 02/15/2041 (k)	6,300	4,456
2.875% due 05/15/2052	200	160
4.000% due 11/15/2052	600	601
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (m)	581	521
0.125% due 07/15/2031	3,113	2,753
0.125% due 01/15/2032	1,398	1,225
0.500% due 01/15/2028	4,832	4,546
0.625% due 07/15/2032	205	188
2.500% due 01/15/2029 (m)	5,344	5,575
3.875% due 04/15/2029 (m)	725	815
U.S. Treasury Notes
2.750% due 07/31/2027 (o)	4,000	3,785
2.875% due 04/30/2025 (m)(o)	5,200	5,033

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

			30,611

Total United States (Cost $156,013)			144,083

SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS (j) 0.6%			1,675

HUNGARY TREASURY BILLS 0.8%
18.250% due 01/03/2023 (d)(e)	HUF	817,000	2,190

ISRAEL TREASURY BILLS 2.5%
0.673% due 02/08/2023 - 05/03/2023 (d)(e)	ILS	25,089	7,088

JAPAN TREASURY BILLS 2.8%
(0.185)% due 01/11/2023 - 01/30/2023 (d)(e)	JPY	1,010,000	7,696

U.S. TREASURY BILLS 0.3%
4.172% due 02/16/2023 - 03/02/2023 (d)(e)(o)		$810	805

Total Short-Term Instruments (Cost $18,869)			19,454

Total Investments in Securities (Cost $349,623)			309,810

		SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio		22,745	218
PIMCO Short-Term Floating NAV Portfolio III		1,070,570	10,402

Total Short-Term Instruments (Cost $10,628)			10,620

Total Investments in Affiliates (Cost $10,628)			10,620

Total Investments 115.0% (Cost $360,251)			$320,430
Financial Derivative Instruments (l)(n) (0.6)%(Cost or Premiums, net $(6,665))			(1,544)
Other Assets and Liabilities, net (14.4)%			(40,214)

Net Assets 100.0%			$278,672

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$400	$343	0.12%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	500	442	0.16
Deutsche Bank AG	3.035	05/28/2032	05/28/2021 – 10/21/2021	1,105	836	0.30
Deutsche Bank AG	3.729	01/14/2032	01/20/2021 – 01/28/2021	902	662	0.24
Oracle Corp.	2.875	03/25/2031	03/22/2021	1,099	915	0.33
Oracle Corp.	3.950	03/25/2051	03/22/2021	200	143	0.05

$4,206	$3,341	1.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	3.550%	12/16/2022	TBD(2)	GBP	137	United Kingdom Gilt 1.750% due 01/22/2049	$(156)	$165	$165
FICC	1.900	12/30/2022	01/03/2023	$1,510	U.S. Treasury Bills 0.000% due 06/29/2023	(1,540)	1,510	1,510

Total Repurchase Agreements	$(1,696)	$1,675	$1,675

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

MEI	0.500%	11/24/2022	01/06/2023	EUR	(861)	$(922)

Total Reverse Repurchase Agreements	$(922)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions

UBS	4.120%	11/15/2022	01/12/2023	$(210)	$(211)

Total Sale-Buyback Transactions	$(211)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (7.7)%
U.S. Government Agencies (7.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2038	$4,300	$(3,890)	$(3,825)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2053	21,500	(17,396)	(17,500)

Total Short Sales (7.7)%	$(21,286)	$(21,325)

(k)	Securities with an aggregate market value of $212 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(13,298) at a weighted average interest rate of 0.588%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	6	$15	$(5)	$(18)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	6	15	(5)	(1)

$(10)	$(19)

Total Written Options	$(10)	$(19)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	159	$37,778	$(170)	$0	$(14)
3-Month SOFR Active Contract June Futures	09/2024	134	32,237	(43)	0	(3)
Australia Government 10-Year Bond March Futures	03/2023	42	3,308	(188)	2	(7)
Euro-Bund March Futures	03/2023	23	3,273	(211)	12	(26)
U.S. Treasury 5-Year Note March Futures	03/2023	149	16,082	(7)	0	(13)

$(619)	$14	$(63)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	268	$(63,965)	$108	$30	$0
Australia Government 10-Year Bond March Futures	03/2023	20	(1,454)	19	0	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	3	0	2	0	0
Canada Government 10-Year Bond March Futures	03/2023	18	(1,629)	29	4	0
Euro-Bobl March Futures	03/2023	151	(18,710)	569	70	(42)
Euro-BTP Italy Government Bond March Futures	03/2023	71	(7,989)	126	10	(9)
Euro-BTP March Futures	03/2023	85	(9,910)	732	102	(81)
Euro-Oat March Futures	03/2023	134	(18,260)	1,294	166	(93)
Euro-Schatz March Futures	03/2023	29	(3,273)	42	4	(2)
Japan Government 10-Year Bond March Futures	03/2023	11	(12,192)	227	17	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	3	(18)	(15)	2	(3)
U.S. Treasury 2-Year Note March Futures	03/2023	34	(6,973)	(9)	5	0
U.S. Treasury 10-Year Note March Futures	03/2023	8	(898)	4	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	6	(806)	(5)	3	0
U.S. Ultra Treasury Note March Futures	03/2023	179	(21,172)	57	11	0
United Kingdom Long Gilt March Futures	03/2023	53	(6,401)	418	18	(7)

$3,598	$443	$(237)

Total Futures Contracts	$2,979	$457	$(300)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2028	1.792%	EUR	700	$(9)	$(21)	$(30)	$0	$0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519		400	92	(37)	55	0	0

							$83	$(58)	$25	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 10-Year Index		(1.000)%	Quarterly	12/20/2030		$4,800	$(30)	$29	$(1)	$0	$0
CDX.IG-37 10-Year Index		(1.000)	Quarterly	12/20/2031		8,600	(40)	94	54	1	0
CDX.IG-38 10-Year Index		(1.000)	Quarterly	06/20/2032		1,200	30	(19)	11	0	0
CDX.IG-39 10-Year Index		(1.000)	Quarterly	12/20/2032		22,700	558	(255)	303	1	0
iTraxx Europe Main 38 10-Year Index		(1.000)	Quarterly	12/20/2032	EUR	4,100	149	(71)	78	0	(8)

							$667	$(222)	$445	$2	$(8)

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		$14,800	$0	$10	$10	$0	$(5)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		2,800	0	2	2	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		8,800	1	7	8	0	(1)

							$1	$19	$20	$0	$(6)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	12,000	$(15)	$(243)	$(258)	$0	$(8)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025		2,700	89	34	123	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028		1,400	(87)	(49)	(136)	0	(2)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		10,000	(1,815)	112	(1,703)	0	(6)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		900	(277)	(8)	(285)	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024	INR	206,340	(3)	(6)	(9)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024		489,400	(18)	24	6	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024		258,800	(1)	19	18	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026		450,300	(267)	97	(170)	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		350,040	155	(50)	105	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027		103,000	(7)	(25)	(32)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		45,300	28	(17)	11	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	JPY	540,000	(14)	(148)	(162)	0	(10)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2029		24,000	(1)	(7)	(8)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		2,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		230,000	(51)	(71)	(122)	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		270,000	46	217	263	24	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	3,400	(2)	(41)	(43)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		1,200	(1)	(5)	(6)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		100	(1)	(1)	(2)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		6,138	(27)	(56)	(83)	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		100	1	(1)	0	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(1)	11	10	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(7)	(3)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$7,200	(345)	0	(345)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		7,400	0	(199)	(199)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,000	14	938	952	48	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,400	54	119	173	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		22,000	1,225	739	1,964	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		700	(2)	93	91	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		900	(2)	(100)	(102)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		1,600	(4)	(155)	(159)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		1,900	(5)	(179)	(184)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		1,500	(4)	(122)	(126)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		2,000	0	106	106	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		2,800	0	137	137	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		900	0	44	44	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		1,500	0	73	73	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		8,400	(571)	(780)	(1,351)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		2,200	154	97	251	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		2,000	0	(22)	(22)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		2,000	0	29	29	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		900	(6)	(24)	(30)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		8,100	(14)	(1,156)	(1,170)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		1,800	(28)	314	286	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		2,100	42	(158)	(116)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		680	99	3	102	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		200	12	(67)	(55)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		1,500	388	31	419	6	0
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025	BRL	3,500	34	(86)	(52)	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	2,100	45	(150)	(105)	0	(4)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		600	(7)	(37)	(44)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,200	18	(359)	(341)	0	(7)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	26	(51)	(25)	0	(1)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	10	(25)	(15)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(209)	(228)	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(92)	(95)	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(73)	(73)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(66)	(66)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	(52)	(52)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027	CNY	17,900	9	26	35	6	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	6,050,300	(16)	(113)	(129)	0	(2)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		999,200	0	(33)	(33)	0	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		456,400	1	(8)	(7)	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	8,500	3	(117)	(114)	3	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,200	(2)	(121)	(123)	1	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		250	0	(9)	(9)	0	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		16,600	(48)	(113)	(161)	1	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		2,400	(21)	(50)	(71)	3	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	196	(271)	(75)	2	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	74	(235)	(161)	0	(1)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	(107)	331	224	5	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,550	(118)	382	264	5	0
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		6,900	(738)	999	261	9	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		16,700	(183)	1,966	1,783	28	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		4,100	2	(541)	(539)	0	(9)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(26)	(26)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		1,400	(3)	(173)	(176)	0	(3)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		2,200	148	(763)	(615)	0	(11)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	13,300	64	(65)	(1)	0	0
Receive(7)	6-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	34,200	39	33	72	2	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027		1,700	(5)	(110)	(115)	0	(1)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		3,800	(29)	560	531	2	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		700	(1)	(10)	(11)	0	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		21,900	7	(221)	(214)	4	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		2,600	(22)	(26)	(48)	0	(1)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	300	(1)	(13)	(14)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		6,500	(212)	(70)	(282)	0	(5)
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		5,000	136	69	205	9	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		4,520	(2)	(6)	(8)	0	(5)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(40)	(42)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(93)	(98)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(5)	(61)	(66)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(88)	(92)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(44)	(46)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		28,700	(1,567)	(914)	(2,481)	0	(90)
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		35,600	(3,969)	(736)	(4,705)	0	(140)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		2,030	7	6	13	6	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035	300	(19)	112	93	2	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	1,140	(62)	(63)	(125)	0	(8)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	150	13	53	66	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	100	7	46	53	1	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	3,700	629	185	814	38	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	24	10	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025	5,300	(16)	35	19	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	3,500	0	(161)	(161)	0	(1)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(357)	(326)	0	(6)
Receive	UKRPI	3.740	Maturity	03/15/2031	600	0	(120)	(120)	0	(4)
Receive	UKRPI	3.700	Maturity	04/15/2031	300	3	(65)	(62)	0	(2)
Pay	UKRPI	4.333	Maturity	09/15/2032	900	0	(12)	(12)	6	0

$(6,970)	$(2,682)	$(9,652)	$295	$(452)

Total Swap Agreements	$(6,219)	$(2,943)	$(9,162)	$297	$(466)

(m)

Securities with an aggregate market value of $3,142 and cash of $7,708 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	HUF	53,320	$136	$0	$(7)
01/2023	JPY	310,000	2,168	0	(196)
01/2023	PEN	662	172	0	(2)
01/2023	$131	CHF	124	3	0
01/2023	286	HUF	129,523	60	0
01/2023	54	RON	275	5	0
01/2023	45	ZAR	788	2	0
02/2023	172	PEN	664	2	0
02/2023	58	ZAR	1,043	3	0
03/2023	MYR	773	$171	0	(6)
03/2023	$269	ZAR	4,752	9	0
05/2023	CNH	4,806	$743	41	0
BPS	01/2023	BRL	3,817	705	1	(18)
01/2023	TWD	15,168	496	1	0
01/2023	$311	ILS	1,066	0	(8)
01/2023	124	PLN	596	12	0
01/2023	3	THB	116	0	0
02/2023	ILS	1,792	$543	32	0
02/2023	$113	IDR	1,773,745	2	0
03/2023	CNH	1,756	$272	17	0
03/2023	MXN	25,266	1,253	0	(26)
03/2023	MYR	39	8	0	(1)
03/2023	TWD	2,872	95	1	0
03/2023	$416	COP	2,037,121	0	(2)
03/2023	7,627	INR	632,688	0	(13)
03/2023	51	MYR	226	1	0
03/2023	22	TWD	651	0	0
05/2023	MYR	305	$65	0	(5)
BRC	01/2023	CHF	51	55	0	0
01/2023	HUF	363,070	947	0	(27)
01/2023	PEN	533	134	0	(6)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023		$2,525	CNH	17,607	22	0
	01/2023		763	MYR	3,557	50	0
	01/2023		2,502	NOK	24,898	40	0
	01/2023		606	PHP	33,854	2	0
	01/2023		1,282	SGD	1,726	7	0
	01/2023		32	THB	1,089	0	0
	02/2023	TWD	31,496		$1,025	0	(5)
CBK	01/2023	AUD	213		143	0	(2)
	01/2023	CAD	186		138	0	0
	01/2023	CLP	128,941		135	0	(17)
	01/2023	EUR	195		207	0	(2)
	01/2023	PEN	5,347		1,331	0	(74)
	01/2023	THB	14,934		432	0	0
	01/2023		$3,842	AUD	5,692	35	0
	01/2023		3,383	BRL	17,758	0	(20)
	01/2023		1,189	CHF	1,123	26	0
	01/2023		448	CLP	389,055	10	0
	01/2023		174	EUR	164	2	0
	01/2023		266	NOK	2,639	3	0
	01/2023		1,056	NZD	1,652	0	(7)
	01/2023		9	PLN	47	1	0
	01/2023		112	THB	3,874	0	0
	02/2023	CLP	129,695		$145	0	(7)
	02/2023	ILS	5,471		1,659	100	0
	02/2023	PEN	2,698		677	0	(32)
	02/2023		$690	BRL	3,725	11	0
	03/2023	MXN	519		$26	0	0
	04/2023	CLP	263,705		303	0	(3)
	04/2023	ILS	4,370		1,332	82	0
	04/2023	PEN	14,388		3,609	0	(147)
	05/2023	CNH	530		82	5	0
	05/2023	ILS	5,652		1,694	74	0
	05/2023		$0	MXN	5	0	0
	11/2023	ILS	2,953		$883	25	0
CLY	01/2023	CNH	1,167		168	0	(1)
	01/2023	HUF	69,291		180	0	(5)
	05/2023	CNH	7,651		1,183	66	0
DUB	01/2023	DKK	30,006		4,229	0	(92)
	01/2023	TWD	6,119		200	0	0
GLM	01/2023	BRL	14,519		2,727	2	(25)
	01/2023	CLP	1,884		2	0	0
	01/2023	MYR	226		51	0	0
	01/2023	PEN	325		81	0	(4)
	01/2023		$111	BRL	578	0	(1)
	01/2023		2,768	CNH	19,251	18	0
	01/2023		189	HKD	1,474	0	0
	01/2023		114	MYR	498	0	0
	01/2023		1,229	PLN	6,232	192	0
	01/2023		1,532	THB	53,402	12	0
	01/2023		60	ZAR	1,066	3	0
	02/2023		111	BRL	578	0	(2)
	03/2023	CNH	4,599		$712	44	0
	03/2023	COP	2,037,121		422	8	0
	03/2023	MXN	1,314		65	0	(1)
	03/2023		$490	CLP	446,051	31	0
	03/2023		422	COP	2,037,121	0	(8)
	03/2023		292	KZT	141,755	7	0
	03/2023		307	MXN	6,301	12	0
	03/2023		83	PEN	319	1	0
	04/2023		2,570	BRL	13,941	25	0
	05/2023		2,198	PEN	8,745	81	0
	05/2023		29	ZAR	480	0	(1)
	06/2023		699	VND	18,011,432	51	0
JPM	01/2023	GBP	16,085		$19,423	0	(26)
	01/2023	HUF	97,936		250	0	(13)
	01/2023		$9,894	CNY	68,862	77	0
	01/2023		161	THB	5,581	0	0
	02/2023		194	IDR	3,063,665	3	0
	02/2023		61	TWD	1,860	0	0
	03/2023		17,769	CNY	122,926	92	0
	03/2023		139	IDR	2,179,372	1	0
	04/2023	ILS	2,284		$689	36	0
MBC	01/2023	AUD	232		155	0	(3)
	01/2023	CAD	2,910		2,167	19	0
	01/2023	CHF	52		56	0	0
	01/2023	DKK	28,219		3,987	0	(77)
	01/2023	EUR	42,873		44,941	0	(972)
	01/2023	GBP	143		174	1	0
	01/2023	JPY	444,642		3,264	0	(126)
	01/2023	PEN	3,116		812	0	(7)
	01/2023		$147	CHF	137	1	0
	01/2023		588	CNH	4,092	4	0
	01/2023		148	EUR	139	1	0
	01/2023		786	HKD	6,119	0	(2)
	01/2023		280	THB	9,700	1	0
	02/2023		811	PEN	3,116	7	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

03/2023	84	IDR	1,322,768	1	0
05/2023	4,409	CNH	29,587	0	(92)
MYI	01/2023	AUD	7,344	$4,932	0	(70)
01/2023	JPY	398,290	2,907	0	(129)
01/2023	MYR	437	99	0	(1)
01/2023	THB	176	5	0	0
02/2023	$113	TWD	3,439	0	0
02/2023	105	ZAR	1,911	8	0
03/2023	119	IDR	1,863,752	1	0
03/2023	112	INR	9,301	0	0
RBC	01/2023	AUD	85	$57	0	(1)
01/2023	$91	PEN	354	2	0
03/2023	MXN	2,520	$126	0	(2)
04/2023	$3,818	MXN	79,140	164	0
RYL	01/2023	44	HUF	16,553	0	0
SCX	01/2023	AUD	492	$332	0	(4)
01/2023	CHF	198	214	0	0
01/2023	CLP	255,713	257	0	(44)
01/2023	NZD	5,020	3,127	0	(61)
01/2023	TWD	40,928	1,301	0	(33)
01/2023	$167	CNH	1,159	1	0
01/2023	167	DKK	1,170	1	0
01/2023	2,895	KRW	3,825,201	144	0
01/2023	99	MYR	438	1	0
01/2023	1,032	PEN	3,965	10	0
01/2023	170	THB	5,890	1	0
02/2023	205	IDR	3,223,663	3	0
02/2023	1,733	TWD	53,336	11	0
03/2023	INR	1,598	$19	0	0
03/2023	MYR	9,131	1,952	0	(143)
03/2023	$918	CNH	6,355	6	0
05/2023	CNH	19,344	$2,798	0	(24)
05/2023	$1,880	CNH	12,988	17	0
SOG	01/2023	548	RON	2,782	55	0
TOR	01/2023	JPY	700,000	$4,793	0	(554)
UAG	01/2023	HUF	216,829	552	0	(29)
01/2023	$666	CZK	16,950	83	0
02/2023	ILS	5,360	$1,564	37	0
02/2023	TWD	321	10	0	0
02/2023	$301	IDR	4,784,402	8	0
03/2023	57	ZAR	1,012	3	0
05/2023	CNH	3,673	$530	0	(6)
09/2023	$299	ZAR	5,235	3	0

Total Forward Foreign Currency Contracts	$2,043	$(3,192)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	1,200	$34	$127

$34	$127

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	600	$46	$246

Total Purchased Options	$80	$373

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	600	$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(5)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	10,200	(33)	(169)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	200	(1)	(2)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,300	(4)	(20)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	800	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	800	(1)	(11)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	200	(1)	(1)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(230)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	100	0	(1)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	1,000	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	1,000	(4)	(6)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(2)	(6)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	400	(3)	(5)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(3)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	300	(2)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	400	(3)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	400	(3)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	400	(3)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	600	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	600	(2)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	700	(2)	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	700	(2)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	900	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	900	(7)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	400	(3)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	2,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	2,700	(5)	(42)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	900	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	900	(3)	(13)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	800	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	800	(1)	(11)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	300	(1)	(5)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	700	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	700	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	700	(10)	(23)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(4)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	400	(1)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(4)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	500	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	500	(3)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	500	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	500	(3)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	500	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	500	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	2,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	2,700	(5)	(42)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	1,400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	1,400	(3)	(22)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,400	(3)	(22)

							$(303)	$(762)

Total Written Options							$(304)	$(762)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$1,500	$(37)	$32	$0	$(5)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	700	(13)	10	0	(3)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	1,800	(45)	38	0	(7)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	1,300	(25)	20	0	(5)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	700	(18)	15	0	(3)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	900	(22)	19	0	(3)

$(160)	$134	$0	$(26)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.806%	$400	$(10)	$12	$2	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	100	(9)	2	0	(7)
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	200	(5)	6	1	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	400	(10)	12	2	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.366	300	9	(2)	7	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	300	(11)	(7)	0	(18)

$(36)	$23	$12	$(25)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	2,700	$2,034	$13	$(8)	$5	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800	1,932	0	4	4	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	4	0	(6)

$3	$0	$9	$(6)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	7,000	$3	$15	$18	$0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	39,400	(2)	0	0	(2)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027	46,800	(7)	5	0	(2)
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	5,560	(2)	5	3	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		100	0	0	0	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032		16,500	0	12	12	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		9,300	2	15	17	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	4,500	5	35	40	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	(31)	0	(31)
GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	3,300	1	8	9	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032		2,700	(2)	15	13	0
	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	2,100	0	4	4	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		179,600	(19)	10	0	(9)
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
NGF	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	20,000	(1)	0	0	(1)
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	2,500	2	4	6	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	221,176	14	(26)	0	(12)
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027		1,858	0	1	1	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		70,900	(13)	8	0	(5)

								$(19)	$80	$123	$(62)

Total Swap Agreements								$(212)	$237	$144	$(119)

(o)

Securities with an aggregate market value of $1,633 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$20	$0	$20
Australia
Non-Agency Mortgage-Backed Securities	0	88	0	88
Sovereign Issues	0	4,043	0	4,043
Austria
Corporate Bonds & Notes	0	209	0	209
Brazil
Corporate Bonds & Notes	0	1,692	0	1,692
Canada
Corporate Bonds & Notes	0	605	0	605
Non-Agency Mortgage-Backed Securities	0	184	0	184
Sovereign Issues	0	1,869	0	1,869
Cayman Islands
Asset-Backed Securities	0	23,428	0	23,428
Corporate Bonds & Notes	0	3,396	0	3,396
Chile
Corporate Bonds & Notes	0	1,045	0	1,045
Sovereign Issues	0	734	0	734
Colombia
Sovereign Issues	0	173	0	173
Czech Republic
Sovereign Issues	0	221	0	221
Denmark
Corporate Bonds & Notes	0	8,050	0	8,050
Dominican Republic
Sovereign Issues	0	414	0	414
France
Corporate Bonds & Notes	0	2,732	0	2,732
Sovereign Issues	0	3,090	0	3,090
Germany
Corporate Bonds & Notes	0	4,988	0	4,988
Guatemala
Sovereign Issues	0	197	0	197
Indonesia
Corporate Bonds & Notes	0	701	0	701
Sovereign Issues	0	1,312	0	1,312
Ireland
Asset-Backed Securities	0	4,333	0	4,333
Corporate Bonds & Notes	0	515	0	515
Israel
Corporate Bonds & Notes	0	352	0	352
Sovereign Issues	0	1,396	0	1,396
Italy
Corporate Bonds & Notes	0	1,811	0	1,811
Sovereign Issues	0	20,448	0	20,448
Ivory Coast
Sovereign Issues	0	908	0	908
Japan
Corporate Bonds & Notes	0	1,269	0	1,269
Sovereign Issues	0	8,598	0	8,598
Luxembourg
Corporate Bonds & Notes	0	927	0	927
Malaysia
Corporate Bonds & Notes	0	345	0	345
Sovereign Issues	0	2,136	0	2,136
Mexico
Corporate Bonds & Notes	0	762	0	762
Sovereign Issues	0	169	0	169
Morocco
Sovereign Issues	0	1,072	0	1,072
Multinational
Corporate Bonds & Notes	0	282	0	282
Netherlands
Corporate Bonds & Notes	0	2,586	0	2,586
Non-Agency Mortgage-Backed Securities	0	197	0	197
New Zealand
Sovereign Issues	0	253	0	253
Norway
Sovereign Issues	0	246	0	246
Peru
Corporate Bonds & Notes	0	295	0	295
Sovereign Issues	0	2,555	0	2,555
Philippines
Sovereign Issues	0	328	0	328
Qatar
Corporate Bonds & Notes	0	166	0	166
Romania
Sovereign Issues	0	1,639	0	1,639
Russia
Sovereign Issues	0	162	0	162
Saudi Arabia
Corporate Bonds & Notes	0	828	0	828
Serbia
Sovereign Issues	0	1,554	0	1,554

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2022 (Unaudited)

South Africa
Sovereign Issues	0	151	0	151
South Korea
Sovereign Issues	0	1,495	0	1,495
Spain
Corporate Bonds & Notes	0	562	0	562
Sovereign Issues	0	1,586	0	1,586
Supranational
Corporate Bonds & Notes	0	2,014	0	2,014
Switzerland
Corporate Bonds & Notes	0	909	0	909
Thailand
Sovereign Issues	0	724	0	724
United Arab Emirates
Corporate Bonds & Notes	0	212	0	212
United Kingdom
Corporate Bonds & Notes	0	7,787	0	7,787
Non-Agency Mortgage-Backed Securities	0	8,761	0	8,761
Preferred Securities	0	85	0	85
Sovereign Issues	0	6,664	0	6,664
United States
Asset-Backed Securities	0	8,761	0	8,761
Corporate Bonds & Notes	0	18,579	0	18,579
Loan Participations and Assignments	0	285	0	285
Municipal Bonds & Notes	0	358	0	358
Non-Agency Mortgage-Backed Securities	0	26,545	0	26,545
U.S. Government Agencies	0	58,944	0	58,944
U.S. Treasury Obligations	0	30,611	0	30,611
Short-Term Instruments
Repurchase Agreements	0	1,675	0	1,675
Hungary Treasury Bills	0	2,190	0	2,190
Israel Treasury Bills	0	7,088	0	7,088
Japan Treasury Bills	0	7,696	0	7,696
U.S. Treasury Bills	0	805	0	805

	$0	$309,810	$0	$309,810
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,620	$0	$0	$10,620

Total Investments	$10,620	$309,810	$0	$320,430

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(21,325)	$0	$(21,325)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	407	347	0	754
Over the counter	0	2,560	0	2,560

	$407	$2,907	$0	$3,314
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(270)	(515)	0	(785)
Over the counter	0	(4,073)	0	(4,073)

	$(270)	$(4,588)	$0	$(4,858)

Total Financial Derivative Instruments	$137	$(1,681)	$0	$(1,544)

Totals	$10,757	$286,804	$0	$297,561

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.8% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$184	$42
1.500% due 07/09/2035 þ		122	28

Total Argentina (Cost $140)			70

AUSTRALIA 1.5%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 5.102% due 09/05/2057 •		$239	239

SOVEREIGN ISSUES 1.5%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,700	10,159
1.000% due 11/21/2031		1,500	792
1.250% due 05/21/2032		200	107
1.750% due 06/21/2051		250	99
2.500% due 05/21/2030		2,300	1,424
4.500% due 04/21/2033		600	424

			13,005

Total Australia (Cost $15,743)			13,244

CANADA 0.5%
CORPORATE BONDS & NOTES 0.4%
Canadian Imperial Bank of Commerce 3.520% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,135
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,030

			3,165

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	451	331

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)		532	409

Total Canada (Cost $4,345)			3,905

CAYMAN ISLANDS 7.4%
ASSET-BACKED SECURITIES 6.7%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		$2,100	2,063
American Money Management Corp. CLO Ltd.
4.949% due 04/17/2029 ~		995	990
4.991% due 04/14/2029 •		727	723
Apidos CLO
5.009% due 07/17/2030 ~		2,200	2,177
5.094% due 07/18/2029 •		2,200	2,174
Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		2,300	2,241
Ares CLO Ltd. 5.244% due 04/18/2031 •		2,200	2,162
Bain Capital Credit CLO Ltd. 5.213% due 07/20/2030 ~		1,968	1,947
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		2,100	2,067
CIFC Funding Ltd. 5.275% due 10/24/2030 ~		2,100	2,079
Dryden CLO Ltd. 5.686% due 05/15/2032 ~		2,300	2,268

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Elevation CLO Ltd. 5.308% due 10/25/2030 •		2,200	2,161
Gallatin CLO Ltd.
5.169% due 07/15/2031 ~		1,500	1,474
5.328% due 01/21/2028 •		602	597
GPMT Ltd.
5.589% due 07/16/2035 •		1,385	1,359
5.711% due 12/15/2036 •		2,400	2,322
Halseypoint CLO Ltd. 5.865% due 11/30/2032 ~		2,200	2,172
KKR CLO Ltd. 5.134% due 07/18/2030 ~		943	934
LCM LP 5.097% due 07/19/2027 ~		1,899	1,879
MF1 Ltd. 5.419% due 10/16/2036 •		2,200	2,111
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~		471	459
MidOcean Credit CLO 5.445% due 01/29/2030 •		1,684	1,664
Newark BSL CLO Ltd. 5.328% due 07/25/2030 ~		744	736
OZLM Ltd. 5.343% due 10/20/2031 ~		2,100	2,059
Palmer Square Loan Funding Ltd. 5.043% due 07/20/2029 ~		1,594	1,576
Sound Point CLO Ltd.
5.223% due 10/20/2030 •		2,300	2,269
5.338% due 07/25/2030 •		2,200	2,167
Stratus CLO Ltd. 5.193% due 12/29/2029 •		4,254	4,184
Symphony CLO Ltd. 4.961% due 07/14/2026 ~		102	102
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		2,200	2,149
Venture CLO Ltd.
4.959% due 04/15/2027 ~		273	273
5.343% due 01/20/2029 •		1,739	1,719
5.596% due 09/07/2030 •		2,200	2,160
Vibrant CLO Ltd.
5.283% due 09/15/2030 •		2,092	2,058
5.696% due 06/20/2029 •		808	797

			60,272

CORPORATE BONDS & NOTES 0.7%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,726	1,382
KSA Sukuk Ltd. 5.268% due 10/25/2028		900	937
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		500	499
SA Global Sukuk Ltd. 2.694% due 06/17/2031		500	428
Sands China Ltd.
5.625% due 08/08/2025		400	383
5.900% due 08/08/2028		800	750
Tencent Holdings Ltd.
2.390% due 06/03/2030		2,200	1,794
3.595% due 01/19/2028		300	275

			6,448

Total Cayman Islands (Cost $68,633)			66,720

DENMARK 2.4%
CORPORATE BONDS & NOTES 2.4%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	37,861	3,829
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		36,242	3,630
1.500% due 10/01/2053		2,962	313
Nykredit Realkredit AS
1.000% due 10/01/2050		86,977	9,132
1.000% due 10/01/2053		3,679	387
1.500% due 10/01/2053		9,055	1,005
Realkredit Danmark AS
1.000% due 10/01/2050		23,784	2,526
1.500% due 10/01/2053		1,657	184

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total Denmark (Cost $29,818)			21,006

FRANCE 2.1%
CORPORATE BONDS & NOTES 0.5%
BNP Paribas SA 2.159% due 09/15/2029 •		$1,800	1,471
Societe Generale SA
2.226% due 01/21/2026 •		1,700	1,565
2.797% due 01/19/2028 •		1,200	1,051

			4,087

SOVEREIGN ISSUES 1.6%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,420
1.500% due 05/25/2050		4,500	3,256
2.000% due 05/25/2048		6,800	5,627
3.250% due 05/25/2045		2,100	2,217

			14,520

Total France (Cost $28,523)			18,607

GERMANY 1.2%
CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,080
2.129% due 11/24/2026 •(h)		$400	353
2.625% due 02/12/2026	EUR	1,600	1,618
3.547% due 09/18/2031 •		$1,400	1,125
3.700% due 05/30/2024		1,100	1,070
3.729% due 01/14/2032 •(h)		1,000	735
3.961% due 11/26/2025 •		1,700	1,626
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	300	273
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,100	968
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	204
5.375% due 04/23/2024	NZD	1,400	886

Total Germany (Cost $13,029)			10,938

IRELAND 1.3%
ASSET-BACKED SECURITIES 0.9%
Accunia European CLO DAC 2.328% due 07/15/2030 •	EUR	713	748
Cairn CLO DAC 2.275% due 01/31/2030 •		1,227	1,288
CVC Cordatus Loan Fund DAC 2.028% due 10/15/2031 ~		700	728
Dryden Euro CLO DAC 2.038% due 04/15/2033 •		800	831
Jubilee CLO DAC 2.846% due 12/15/2029 •		1,495	1,570
Man GLG Euro CLO DAC 2.248% due 01/15/2030 •		800	838
Marlay Park CLO DAC 2.118% due 10/15/2030 •		2,000	2,093

			8,096

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$450	433
1.750% due 10/29/2024		500	460
3.000% due 10/29/2028		550	462

			1,355

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 2.744% due 01/24/2061 ~	EUR	1,889	1,975

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total Ireland (Cost $12,469)			11,426

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
0.150% due 07/31/2023	ILS	11,300	3,151
2.000% due 03/31/2027		2,700	718

Total Israel (Cost $3,942)			3,869

ITALY 0.5%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,142
2.625% due 04/28/2025		800	777
UniCredit SpA 7.830% due 12/04/2023		$1,900	1,920

			3,839

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	733

Total Italy (Cost $5,171)			4,572

JAPAN 3.0%
CORPORATE BONDS & NOTES 0.3%
Mizuho Financial Group, Inc. 5.387% (US0003M + 0.630%) due 05/25/2024 ~		$2,500	2,487
Nomura Holdings, Inc. 2.329% due 01/22/2027		600	526

			3,013

SOVEREIGN ISSUES 2.7%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		2,200	2,083
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	3,853
Japan Government International Bond
0.100% due 03/01/2023	JPY	342,000	2,607
0.100% due 03/10/2028 (e)		828,086	6,527
0.500% due 03/20/2049		977,000	5,830
0.700% due 12/20/2048		247,000	1,560
0.700% due 06/20/2051		30,000	184
Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,081

			23,725

Total Japan (Cost $32,365)			26,738

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		$2,200	2,132

Total Jersey, Channel Islands (Cost $2,200)			2,132

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	269
4.800% due 04/21/2060		300	276

			545

SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond 3.480% due 03/15/2023	MYR	16,100	3,659

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total Malaysia (Cost $4,015)			4,204

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$500	408

Total Mexico (Cost $464)			408

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 5.069% (US0003M + 0.300%) due 09/22/2037 ~		$750	681

Total Multinational (Cost $571)			681

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Enel Finance International NV
1.875% due 07/12/2028		$500	398
2.650% due 09/10/2024		1,300	1,245
ING Groep NV
4.100% due 10/02/2023		800	794
5.754% (US0003M + 1.000%) due 10/02/2023 ~		800	802

Total Netherlands (Cost $3,398)			3,239

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,356

Total Norway (Cost $1,600)			1,356

PERU 0.9%
SOVEREIGN ISSUES 0.9%
Peru Government International Bond
5.350% due 08/12/2040	PEN	1,600	315
5.940% due 02/12/2029		13,300	3,216
6.350% due 08/12/2028		18,200	4,561

Total Peru (Cost $9,996)			8,092

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$300	249

Total Qatar (Cost $297)			249

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	598
2.000% due 04/14/2033		800	551
2.125% due 03/07/2028		600	538
2.750% due 04/14/2041		400	241
2.875% due 04/13/2042		1,000	602
6.625% due 09/27/2029		1,500	1,617

Total Romania (Cost $5,596)			4,147

SAUDI ARABIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$200	165

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total Saudi Arabia (Cost $173)			165

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	541
2.050% due 09/23/2036		600	364

Total Serbia (Cost $1,497)			905

SPAIN 0.7%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)	EUR	2,200	2,269
Banco Santander SA 1.849% due 03/25/2026		$200	177

			2,446

SOVEREIGN ISSUES 0.4%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	312
Spain Government International Bond 3.450% due 07/30/2066		3,600	3,408

			3,720

Total Spain (Cost $9,386)			6,166

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,135

Total Supranational (Cost $1,332)			1,135

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$4,200	4,077
Credit Suisse Group AG
6.375% due 08/21/2026 •(f)(g)		1,300	935
6.537% due 08/12/2033 •		3,350	2,948
7.500% due 12/11/2023 •(f)(g)		400	350
UBS Group AG
4.703% due 08/05/2027 •		500	484
4.751% due 05/12/2028 •		400	383

Total Switzerland (Cost $10,174)			9,177

THAILAND 0.1%
SOVEREIGN ISSUES 0.1%
Thailand Government International Bond 3.390% due 06/17/2037	THB	42,120	1,267

Total Thailand (Cost $1,209)			1,267

UNITED KINGDOM 4.8%
CORPORATE BONDS & NOTES 2.5%
Barclays PLC
4.338% due 05/16/2024 •		$1,500	1,490
4.375% due 01/12/2026		300	291
6.375% due 12/15/2025 •(f)(g)	GBP	600	667
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		$800	761
HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,667
4.041% due 03/13/2028 •		900	831
4.292% due 09/12/2026 •		2,200	2,106
6.115% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,167
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	1,200	1,383
Nationwide Building Society
1.700% due 02/13/2023		$2,500	2,492
3.766% due 03/08/2024 •		800	796

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

NatWest Group PLC 5.076% due 01/27/2030 •		1,700	1,605
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		2,100	2,065
Standard Chartered PLC
1.822% due 11/23/2025 •		1,800	1,645
2.608% due 01/12/2028 •		900	782
2.678% due 06/29/2032 •		2,100	1,588

			22,336

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	644	743
Eurosail PLC 4.461% due 06/13/2045 ~		506	604
Newgate Funding PLC
4.796% due 12/15/2050 •		327	369
5.046% due 12/15/2050 ~		164	177
Resloc UK PLC 3.682% due 12/15/2043 ~		952	1,099
Ripon Mortgages PLC 4.011% due 08/28/2056 •		5,942	7,050
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •		3,464	4,153
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~		2,955	3,535
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		1,217	1,462

			19,192

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		50	8

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 1.250% due 07/31/2051		$3,300	2,157

Total United Kingdom (Cost $48,728)			43,693

UNITED STATES 45.4%
ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust 5.289% due 08/25/2035 •		$1,513	1,447
Amortizing Residential Collateral Trust 5.089% due 10/25/2031 ~		2	2
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.329% due 06/25/2029 ~		8	7
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.149% due 02/25/2036 •		903	689
Citigroup Mortgage Loan Trust
4.549% due 12/25/2036 ~		413	233
4.569% due 01/25/2037 •		1,792	1,336
4.909% due 03/25/2036 ~		870	774
5.379% due 07/25/2035 •		2,400	2,244
Countrywide Asset-Backed Certificates 4.889% due 02/25/2036 •		406	396
Countrywide Asset-Backed Certificates Trust
4.529% due 06/25/2037 •		462	423
4.529% due 06/25/2047 ^~		477	423
4.589% due 06/25/2037 ^~		1,409	1,370
4.649% due 12/25/2036 ^•		612	561
5.129% due 08/25/2047 •		278	268
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •		2	1
First Franklin Mortgage Loan Trust
4.504% due 07/25/2036 •		976	901
5.334% due 03/25/2035 ~		847	824
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		2,200	2,119
GSAMP Trust
3.312% due 11/25/2034 ~		286	273
4.869% due 09/25/2036 •		3,377	1,250
4.889% due 05/25/2046 •		2,147	2,014

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

4.909% due 02/25/2046 ~		54	49
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		112	105
LCCM Trust 5.768% due 11/15/2038 ~		2,300	2,210
MASTR Asset-Backed Securities Trust
4.869% due 06/25/2036 •		3,128	1,253
5.139% due 10/25/2035 ^~		801	740
MASTR Specialized Loan Trust 4.759% due 01/25/2037 •		944	379
Merrill Lynch Mortgage Investors Trust
5.049% due 07/25/2036 •		3,806	3,500
5.109% due 05/25/2036 •		15	15
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 01/25/2037 ~		1,762	873
4.529% due 05/25/2037 ~		1,455	1,025
4.639% due 07/25/2036 ~		155	131
4.869% due 06/25/2036 •		1,375	729
5.319% due 02/25/2035 •		2,866	2,564
5.349% due 09/25/2034 •		1,277	1,215
Morgan Stanley Home Equity Loan Trust 4.619% due 04/25/2037 ~		1,281	712
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ		1,686	406
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.824% due 03/25/2036 ~		894	873
NovaStar Mortgage Funding Trust
4.519% due 03/25/2037 •		1,077	718
4.929% due 05/25/2036 ~		2,800	2,609
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		545	178
5.731% due 11/25/2036 þ		1,934	742
Residential Asset Securities Corp. Trust 4.187% due 11/25/2036 ^•		4,654	4,049
Saxon Asset Securities Trust 4.699% due 09/25/2037 •		1,037	976
SMB Private Education Loan Trust
1.290% due 07/15/2053		883	779
4.668% due 02/16/2055 •		1,723	1,672
5.418% due 07/15/2053 ~		245	238
Soundview Home Loan Trust
4.889% due 11/25/2036 •		1,893	1,755
4.949% due 05/25/2036 ~		569	544
5.339% due 10/25/2037 •		1,351	999
Specialty Underwriting & Residential Finance Trust 4.689% due 06/25/2037 •		345	205
Structured Asset Investment Loan Trust
4.561% due 07/25/2036 ~		992	589
5.069% due 01/25/2033 •		667	648
5.289% due 09/25/2034 •		52	51
Structured Asset Securities Corp. 4.132% due 02/25/2035 •		3,135	3,027
Terwin Mortgage Trust 5.329% due 11/25/2033 •		28	25
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,314

			56,452

CORPORATE BONDS & NOTES 3.4%
AbbVie, Inc. 1.500% due 11/15/2023	EUR	100	106
Bank of America Corp. 4.376% due 04/27/2028 •		$1,400	1,341
Bayer U.S. Finance LLC
4.250% due 12/15/2025		400	388
4.375% due 12/15/2028		400	376
5.779% (US0003M + 1.010%) due 12/15/2023 ~		800	798
Boeing Co. 1.433% due 02/04/2024		1,200	1,150
British Airways Pass-Through Trust 3.350% due 12/15/2030		1,965	1,700
Broadcom, Inc.
2.450% due 02/15/2031		600	474
2.600% due 02/15/2033		200	151
4.300% due 11/15/2032		300	265
Campbell Soup Co. 3.650% due 03/15/2023		172	172
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,716
5.125% due 07/01/2049		400	304
6.384% due 10/23/2035		500	489
Citigroup, Inc. 3.290% due 03/17/2026 •(h)		1,300	1,237
Corebridge Financial, Inc. 3.650% due 04/05/2027		600	560

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	161
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	600	638
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$1,100	1,006
2.748% due 06/14/2024	GBP	500	573
3.021% due 03/06/2024	EUR	300	316
3.375% due 11/13/2025		$1,000	906
3.815% due 11/02/2027		400	352
4.535% due 03/06/2025	GBP	600	691
4.687% due 06/09/2025		$600	572
5.125% due 06/16/2025		600	578
GA Global Funding Trust 2.250% due 01/06/2027		600	529
GLP Capital LP 5.300% due 01/15/2029		700	664
Goldman Sachs Group, Inc. 4.598% (SOFRRATE + 0.700%) due 01/24/2025 ~		3,200	3,153
Hyatt Hotels Corp. 1.300% due 10/01/2023		400	389
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		2,500	2,430
4.912% due 07/25/2033 •		900	860
Kilroy Realty LP 3.450% due 12/15/2024		700	671
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	1,726
ONEOK, Inc. 4.550% due 07/15/2028		$200	189
Organon & Co. 5.125% due 04/30/2031		500	434
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	86
3.500% due 06/15/2025		300	283
4.000% due 12/01/2046		100	67
4.250% due 03/15/2046		100	70
4.300% due 03/15/2045		100	71
4.550% due 07/01/2030		500	454
Principal Life Global Funding 1.375% due 01/10/2025		500	463
Southern California Edison Co.
0.700% due 04/03/2023		600	594
4.963% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
5.153% (SOFRRATE + 0.830%) due 04/01/2024 ~		400	397
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	98

			30,748

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~		673	641
Charter Communications Operating LLC TBD% - 6.140% (LIBOR01M + 1.750%) due 02/01/2027 ~		1,217	1,190
Hilton Worldwide Finance LLC 6.173% (LIBOR01M + 1.750%) due 06/22/2026 ~		571	570

			2,401

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028		800	853
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		900	832
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057		384	416

			2,101

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Assets Trust 4.579% due 05/25/2046 ^~		92	75
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		986	735
Banc of America Mortgage Trust 3.313% due 06/25/2035 ~		30	25
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		1,954	1,643
BCAP LLC Trust 2.427% due 01/26/2047 •		10	9
Bear Stearns Adjustable Rate Mortgage Trust
2.634% due 05/25/2034 ~		3	2
3.236% due 08/25/2033 ~		2	2
3.255% due 05/25/2047 ^~		60	53

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

3.559% due 05/25/2034 ~	4	4
3.575% due 09/25/2034 ~	27	25
3.789% due 10/25/2033 ~	2	2
4.111% due 11/25/2034 ~	1	1
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	4	4
3.697% due 08/25/2036 ^~	90	48
3.763% due 11/25/2035 ^~	176	141
4.709% due 02/25/2034 •	20	17
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~	37	29
Chase Mortgage Finance Trust 3.718% due 07/25/2037 ~	40	33
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.539% due 01/25/2036 •	588	516
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	2,490	2,011
3.871% due 09/25/2037 ^~	65	56
4.156% due 08/25/2036 •	5,355	2,236
4.575% due 08/25/2035 ^~	481	441
Countrywide Alternative Loan Trust
3.298% due 11/25/2047 ^•	370	298
3.435% due 02/25/2037 ^~	19	16
3.548% due 11/25/2035 •	18	15
3.803% due 11/25/2035 ^~	81	69
4.088% due 11/25/2035 •	6	5
4.563% due 07/20/2046 ^~	91	67
4.739% due 05/25/2037 ^•	78	29
4.809% due 07/25/2046 ^•	847	706
4.949% due 02/25/2037 ~	127	103
5.049% due 09/25/2035 •	389	294
5.250% due 06/25/2035 ^	8	6
6.250% due 12/25/2036	2,332	1,065
6.250% due 08/25/2037 ^	18	10
6.500% due 06/25/2036 ^	39	19
Countrywide Home Loan Mortgage Pass-Through Trust
4.789% due 04/25/2046 •	166	152
4.929% due 04/25/2046 ~	3,245	944
5.149% due 09/25/2034 ~	9	9
6.000% due 07/25/2036	745	425
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 06/25/2035 ~	41	39
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	134	39
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	342	277
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.529% due 07/25/2047 •	279	245
Extended Stay America Trust 5.398% due 07/15/2038 ~	2,050	1,994
GreenPoint Mortgage Funding Trust 4.929% due 11/25/2045 •	5	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	442	357
2.500% due 01/25/2052 ~	1,969	1,590
2.500% due 02/25/2052 ~	876	707
2.500% due 08/25/2052 ~	2,086	1,685
3.000% due 08/26/2052 ~	2,546	2,124
3.000% due 09/25/2052 ~	4,136	3,457
GSC Capital Corp. Mortgage Trust 4.749% due 05/25/2036 ^•	1,003	911
GSMPS Mortgage Loan Trust 4.739% due 01/25/2036 ~	1,669	1,387
GSR Mortgage Loan Trust
2.880% due 03/25/2033 •	1	1
3.028% due 06/25/2034 ~	6	5
4.367% due 01/25/2035 ~	6	6
HarborView Mortgage Loan Trust
2.898% due 12/19/2036 ^•	48	39
5.033% due 06/20/2035 ~	12	11
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	34	34
Impac CMB Trust
5.109% due 10/25/2034 ~	177	161
5.389% due 07/25/2033 ~	1	1
IndyMac INDX Mortgage Loan Trust 3.227% due 09/25/2035 ^~	36	30
JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~	1,926	1,615
3.000% due 01/25/2052 ~	3,866	3,240
3.000% due 03/25/2052 ~	3,689	3,092
3.000% due 04/25/2052 ~	3,775	3,164
3.000% due 05/25/2052 ~	5,724	4,798
3.062% due 11/25/2033 ~	2	2
4.006% due 10/25/2035 ~	5	5
6.000% due 06/25/2037	1,444	749

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Lehman XS Trust 4.799% due 08/25/2046 •	1,207	1,061
Luminent Mortgage Trust 4.769% due 05/25/2046 •	1,164	948
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~	761	729
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,711
MASTR Alternative Loan Trust
4.789% due 03/25/2036 ^•	44	5
6.000% due 02/25/2036	532	269
Merrill Lynch Mortgage Investors Trust
2.847% due 02/25/2036 ~	6	6
2.969% due 05/25/2033 ~	6	5
3.165% due 02/25/2036 ~	48	45
3.418% due 02/25/2033 ~	3	3
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	158	62
Natixis Commercial Mortgage Securities Trust 6.159% due 03/15/2035 •	2,400	2,337
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,623	1,516
2.750% due 11/25/2059 ~	1,245	1,141
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~	2,300	2,092
OBX Trust
2.500% due 10/25/2051 ~	1,961	1,584
3.000% due 01/25/2052 ~	559	469
5.039% due 06/25/2057 ~	339	321
PMT Loan Trust 2.500% due 07/25/2051 ~	1,938	1,565
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~	304	265
3.548% due 08/25/2035 ~	121	99
4.749% due 06/25/2046 •	272	63
6.250% due 02/25/2037	1,336	1,039
Residential Asset Securitization Trust
4.789% due 01/25/2046 ^~	47	15
5.750% due 02/25/2036	781	600
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
4.753% due 07/20/2036 •	86	74
5.053% due 07/20/2033 ~	17	16
Structured Adjustable Rate Mortgage Loan Trust
3.678% due 08/25/2035 ~	62	53
3.780% due 02/25/2034 ~	3	2
3.838% due 09/25/2035 ~	55	49
3.957% due 04/25/2034 ~	3	3
Structured Asset Mortgage Investments Trust
4.509% due 08/25/2036 •	713	599
4.609% due 09/25/2047 •	131	106
4.809% due 05/25/2036 •	26	20
4.829% due 05/25/2036 •	81	62
4.919% due 07/19/2034 ~	3	3
Structured Asset Securities Corp. 4.669% due 01/25/2036 ~	1,130	1,082
Structured Asset Securities Corp. Mortgage Loan Trust 4.679% due 10/25/2036 •	613	538
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 ^þ	155	50
Thornburg Mortgage Securities Trust
5.639% due 06/25/2037 ^•	53	46
6.616% due 06/25/2037 •	104	86
6.666% due 06/25/2047 ^•	44	38
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,225	1,079
2.710% due 01/25/2060 ~	1,016	936
2.900% due 10/25/2059 ~	4,844	4,520
UWM Mortgage Trust 2.500% due 11/25/2051 ~	2,649	2,139
WaMu Mortgage Pass-Through Certificates Trust
2.835% due 02/27/2034 •	6	6
3.206% due 06/25/2033 ~	2	2
3.510% due 12/25/2036 ^~	308	266
3.565% due 09/25/2036 ~	126	107
3.836% due 12/25/2035 ~	123	111
4.969% due 07/25/2045 ~	329	301
5.009% due 01/25/2045 ~	8	7
5.109% due 10/25/2045 ~	473	435
Washington Mutual Mortgage Pass-Through Certificates Trust
2.988% due 07/25/2046 ^•	32	20
6.500% due 03/25/2036	1,456	1,003
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	50	40
6.000% due 06/25/2037 ^	90	79

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Wells Fargo-RBS Commercial Mortgage Trust 0.937% due 03/15/2045 ~(a)		454	0

			75,938

U.S. GOVERNMENT AGENCIES 23.4%
Fannie Mae
3.000% due 03/01/2060		777	685
3.500% due 01/01/2059		1,918	1,762
3.632% due 12/01/2034 •		9	9
4.027% due 11/01/2034 •		15	16
4.789% due 06/25/2036 •		16	16
6.000% due 04/25/2043 - 07/25/2044		57	58
6.500% due 11/25/2042		70	73
Freddie Mac
0.096% due 01/15/2038 ~(a)		245	9
3.248% due 10/25/2044 •		41	41
3.358% due 01/15/2038 •		245	245
4.918% due 12/15/2037 ~		6	6
Ginnie Mae
1.750% due 11/20/2026 - 12/20/2026 •		2	2
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~		1	1
2.625% due 01/20/2030 •		2	2
2.875% due 05/20/2028 - 06/20/2030 •		4	4
3.000% due 04/20/2030 - 05/20/2030 •		5	5
3.000% due 07/20/2046 - 05/20/2047		25	24
4.640% due 07/20/2066 •		1,007	998
4.692% due 11/20/2066 ~		1,737	1,718
6.000% due 08/20/2034		191	196
U.S. Small Business Administration 5.600% due 09/01/2028		52	51
Uniform Mortgage-Backed Security
2.500% due 02/01/2051		635	540
3.000% due 10/01/2049 - 05/01/2051		1,948	1,726
3.500% due 10/01/2034 - 07/01/2050		2,245	2,084
4.000% due 06/01/2048 - 06/01/2050		1,024	971
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2053		21,700	18,399
3.000% due 02/01/2053		41,850	36,770
3.500% due 02/01/2053		55,700	50,643
4.000% due 03/01/2053		40,750	38,241
4.500% due 02/01/2053		49,200	47,364
6.000% due 02/01/2053		6,700	6,795

			209,454

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)		1,400	911
1.875% due 02/15/2041 (k)(m)		10,400	7,357
2.000% due 08/15/2051 (m)		200	131
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (k)(m)		3,558	3,146
0.125% due 01/15/2032 (m)		1,828	1,602
0.375% due 07/15/2027 (k)(m)		4,507	4,250
0.500% due 01/15/2028 (k)		4,953	4,660
0.625% due 07/15/2032		513	470
2.500% due 01/15/2029 (k)(m)		3,331	3,475
3.875% due 04/15/2029 (k)(m)		2,719	3,057

			29,059

Total United States (Cost $432,718)			406,153

SHORT-TERM INSTRUMENTS 35.5%
COMMERCIAL PAPER 1.4%
Bank of Nova Scotia
4.302% due 01/27/2023	CAD	5,400	3,974
4.310% due 01/31/2023		3,500	2,575
Canadian Imperial Bank of Commerce 4.291% due 02/01/2023		2,400	1,765
Royal Bank of Canada 4.291% due 01/31/2023		5,200	3,825

			12,139

REPURCHASE AGREEMENTS (i) 7.4%			66,649

HUNGARY TREASURY BILLS 0.8%
18.250% due 01/03/2023 (c)(d)	HUF	2,591,000	6,946

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

ISRAEL TREASURY BILLS 2.1%
0.847% due 01/04/2023 - 07/05/2023 (c)(d)	ILS	66,777	18,836

JAPAN TREASURY BILLS 22.4%
(0.179)% due 01/11/2023 - 03/27/2023 (c)(d)	JPY	26,238,000	199,963

U.S. TREASURY BILLS 1.4%
3.988% due 01/05/2023 - 03/23/2023 (c)(d)(m)		$12,838	12,780

Total Short-Term Instruments (Cost $302,490)			317,313

Total Investments in Securities (Cost $1,050,022)			991,577

		SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short Asset Portfolio		57,954	556
PIMCO Short-Term Floating NAV Portfolio III		10,138,222	98,503

Total Short-Term Instruments (Cost $99,012)			99,059

Total Investments in Affiliates (Cost $99,012)			99,059

Total Investments 121.9% (Cost $1,149,034)			$1,090,636
Financial Derivative Instruments (j)(l) (1.9)%(Cost or Premiums, net $(13,790))			(16,947)
Other Assets and Liabilities, net (20.0)%			(178,987)

Net Assets 100.0%			$894,702

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$1,300	$1,237	0.14%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	400	353	0.04
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	1,002	735	0.08

$2,702	$2,325	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	3.550%	12/16/2022	TBD(2)	GBP	137	United Kingdom Gilt 1.750% due 01/22/2049	$(156)	$165	$165
BSN	4.250	12/30/2022	01/03/2023	$64,600	U.S. Treasury Notes 2.375% due 03/31/2029	(65,865)	64,600	64,631
FICC	1.900	12/30/2022	01/03/2023	1,884	U.S. Treasury Bills 0.000% due 06/29/2023	(1,922)	1,884	1,884

Total Repurchase Agreements	$(67,943)	$66,649	$66,680

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.9)%
U.S. Government Agencies (10.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2038	$12,100	$(10,946)	$(10,763)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2053	107,100	(86,700)	(87,172)

Total Short Sales (10.9)%	$(97,646)	$(97,935)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(143) at a weighted average interest rate of 1.500%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	15	$38	$(14)	$(46)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	15	38	(12)	(1)

Total Written Options	$(26)	$(47)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	920	$218,592	$(468)	$0	$(81)
3-Month SOFR Active Contract June Futures	09/2024	849	204,248	(116)	0	(21)
Australia Government 10-Year Bond March Futures	03/2023	71	5,592	(318)	4	(11)
U.S. Treasury 5-Year Note March Futures	03/2023	504	54,397	(65)	0	(43)
U.S. Treasury 10-Year Note March Futures	03/2023	42	4,716	(11)	0	(6)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	4	537	3	0	(2)

$(975)	$4	$(164)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	1,698	$(405,270)	$400	$191	$0
Australia Government 10-Year Bond March Futures	03/2023	51	(3,708)	47	1	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	9	0	7	0	0
Euro-Bobl March Futures	03/2023	116	(14,373)	438	54	(32)
Euro-BTP Italy Government Bond March Futures	03/2023	1,115	(125,454)	1,763	155	(143)
Euro-BTP March Futures	03/2023	175	(20,404)	1,469	210	(163)
Euro-Bund March Futures	03/2023	172	(24,475)	1,502	195	(87)
Euro-Buxl 30-Year Bond March Futures	03/2023	13	(1,882)	356	49	(8)
Euro-Oat March Futures	03/2023	672	(91,572)	6,511	835	(464)
Japan Government 10-Year Bond March Futures	03/2023	37	(41,009)	755	56	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	9	(55)	(46)	4	(10)
U.S. Treasury 2-Year Note March Futures	03/2023	166	(34,043)	(46)	26	0
U.S. Treasury Long-Term Bond March Futures	03/2023	8	(1,003)	(1)	1	0
U.S. Ultra Treasury Note March Futures	03/2023	488	(57,721)	442	31	0
United Kingdom Long Gilt March Futures	03/2023	249	(30,073)	1,886	84	(33)

$15,483	$1,892	$(940)

Total Futures Contracts	$14,508	$1,896	$(1,104)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.674%	EUR	1,000	$(5)	$(30)	$(35)	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	2.457	$100	6	(1)	5	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	2.648	600	24	10	34	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	2.775	200	8	4	12	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	2.923	300	13	6	19	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	9.564	EUR	700	47	(136)	(89)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	1,000	3	(15)	(12)	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2025	0.884	1,000	(33)	36	3	0	(1)

$63	$(126)	$(63)	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 10-Year Index	(1.000)%	Quarterly	12/20/2030	$12,600	$(78)	$77	$(1)	$0	$0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	10,000	(78)	140	62	2	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	1,700	25	(10)	15	0	0
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	71,500	1,941	(988)	953	2	0
iTraxx Europe Main 38 10-Year Index	(1.000)	Quarterly	12/20/2032	EUR	12,800	493	(249)	244	0	(24)

$2,303	$(1,030)	$1,273	$4	$(24)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$32,200	$0	$22	$22	$0	$(11)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	7,300	0	6	6	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	53,800	12	42	54	0	1
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	22,600	0	8	8	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	17,200	0	3	3	0	0

$12	$81	$93	$0	$(11)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	30,200	$(39)	$(614)	$(653)	$0	$(20)
Pay	1-Day GBP-SONIO Compounded-OIS	1.250	Annual	10/28/2023	33,300	(44)	(1,095)	(1,139)	0	(4)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025	22,500	(742)	(279)	(1,021)	0	(17)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028	2,400	(148)	(86)	(234)	0	(4)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	18,900	(2,973)	(247)	(3,220)	0	(11)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	600	(221)	31	(190)	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	2,648,000	(8)	(108)	(116)	0	(4)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024	982,690	(6)	(38)	(44)	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024	719,001	(26)	35	9	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024	695,000	(4)	52	48	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	1,173,980	521	(170)	351	2	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	336,900	25	(41)	(16)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027	301,200	(20)	(72)	(92)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	118,900	75	(47)	28	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,560,000	6	20	26	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,090,000	(28)	(300)	(328)	0	(20)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		3,710,000	(395)	1,415	1,020	76	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		860,000	(203)	(253)	(456)	0	(25)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		130,000	24	34	58	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,697	1,730	104	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	74	148	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		450,000	142	297	439	40	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	2,900	(5)	(32)	(37)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		6,900	(4)	(29)	(33)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		12,400	(50)	(225)	(275)	0	(2)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		8,699	(9)	(109)	(118)	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		970	8	(4)	4	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		900	(60)	(35)	(95)	1	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		900	(7)	102	95	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2032		800	(2)	29	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$84,929	1,700	1,262	2,962	51	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		200	2	8	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		19,000	0	669	669	13	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		13,300	(217)	(745)	(962)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		37,300	1,783	5	1,788	33	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		15,900	0	(428)	(428)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		63,000	25	2,117	2,142	108	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		64,400	2,785	5,187	7,972	101	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		35,600	3,016	162	3,178	73	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		2,800	(7)	(310)	(317)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		4,400	(12)	(426)	(438)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		5,300	(15)	(498)	(513)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		4,100	(11)	(333)	(344)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029		14,300	0	775	775	35	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		3,300	0	175	175	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		12,000	0	589	589	30	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		6,200	0	304	304	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		4,700	0	230	230	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		8,300	572	375	947	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		6,300	0	(70)	(70)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		5,700	0	82	82	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		600	(4)	(18)	(22)	0	(2)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		2,400	(15)	(64)	(79)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		5,900	0	(945)	(945)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(4,410)	(4,462)	0	(109)
Pay	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		59,700	533	(3,839)	(3,306)	0	(211)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		15,000	(599)	(2,288)	(2,887)	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		32,400	(5,111)	252	(4,859)	0	(113)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032		16,600	(46)	(1,090)	(1,136)	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,500	(65)	(753)	(818)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,500	(232)	(587)	(819)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		2,700	799	(44)	755	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		1,100	0	(67)	(67)	0	(5)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	5,700	0	(321)	(321)	0	(9)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(43)	(226)	(269)	0	(9)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(110)	(110)	0	(3)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		1,400	(161)	12	(149)	0	(3)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,800	(392)	(516)	(908)	0	(14)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,600	0	(243)	(243)	0	(8)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	77,300	1	115	116	22	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		77,200	52	84	136	25	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		483,000	243	725	968	188	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	13,543,400	(51)	(238)	(289)	0	(4)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		100	0	0	0	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	145,700	(47)	(1,907)	(1,954)	51	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		64,100	(112)	(511)	(623)	4	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		10,200	(18)	(282)	(300)	14	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		$4,900	3	(57)	(54)	0	(2)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		16,900	0	971	971	20	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		19,550	0	1,135	1,135	24	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		200	(2)	(13)	(15)	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,300	423	(607)	(184)	0	(6)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		27,300	(287)	(4,368)	(4,655)	0	(43)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		21,900	278	(3,155)	(2,877)	0	(46)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		1,400	(3)	(182)	(185)	0	(3)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		4,100	(9)	(505)	(514)	0	(7)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		900	(2)	(111)	(113)	0	(2)
Receive(7)	6-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	109,300	128	102	230	6	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027		8,900	(26)	(574)	(600)	0	(8)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,951)	(1,790)	0	(9)
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,300	(3)	(34)	(37)	0	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		159,000	(1,464)	(91)	(1,555)	32	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		2,200	(18)	(22)	(40)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	6,846	(28)	(158)	(186)	0	(13)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		800	(3)	(34)	(37)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		101,800	(3,314)	(1,107)	(4,421)	0	(72)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		28,500	(477)	(690)	(1,167)	0	(52)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		14,690	(7)	(18)	(25)	0	(18)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(131)	(137)	0	(3)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(236)	(249)	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(164)	(176)	0	(4)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	2,800	(10)	(249)	(259)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	1,300	(5)	(115)	(120)	0	(3)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	120,500	(5,934)	(4,485)	(10,419)	0	(380)
Pay(7)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032	54,500	(1,483)	86	(1,397)	0	(126)
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	67,800	(6,739)	(2,312)	(9,051)	0	(363)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033	6,610	23	20	43	20	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035	100	(9)	40	31	1	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	7,000	333	(1,101)	(768)	0	(51)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	400	0	175	175	2	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	300	0	160	160	2	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	23,100	3,156	1,925	5,081	238	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	33	28	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025	13,300	0	48	48	1	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	8,600	0	(395)	(395)	0	(1)

$(15,139)	$(26,309)	$(41,448)	$1,397	$(2,088)

Total Swap Agreements	$(12,761)	$(27,384)	$(40,145)	$1,402	$(2,126)

(k)

Securities with an aggregate market value of $20,449 and cash of $19,054 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	02/2023	$908	NZD	1,453	$15	$0
BOA	01/2023	CAD	5,345	$3,929	0	(19)
01/2023	GBP	474	582	9	0
01/2023	HUF	151,739	387	0	(19)
01/2023	JPY	3,450,000	24,130	0	(2,179)
01/2023	PEN	2,364	615	0	(7)
01/2023	$269	BRL	1,402	0	(3)
01/2023	15	THB	528	0	0
02/2023	JPY	321,000	$2,334	0	(126)
02/2023	$4,236	CHF	4,012	123	0
02/2023	615	PEN	2,371	7	0
03/2023	MYR	22,150	$4,787	0	(293)
03/2023	$1,009	ZAR	17,820	33	0
05/2023	CNH	22,383	$3,460	192	0
BPS	01/2023	HUF	766,365	2,000	0	(55)
01/2023	ILS	3,147	918	22	0
01/2023	THB	109	3	0	0
01/2023	TWD	72,562	2,370	3	0
01/2023	$776	EUR	728	4	0
03/2023	CNH	14,713	$2,279	142	0
03/2023	MXN	34,124	1,693	0	(34)
03/2023	MYR	123	26	0	(2)
03/2023	TWD	21,702	720	9	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

	03/2023		$355	CLP	343,079	45	0
	03/2023		260	MYR	1,150	3	0
	03/2023		860	TWD	25,909	0	(11)
	03/2023	ZAR	15,624		$859	0	(55)
	07/2023	ILS	2,932		920	76	0
BRC	01/2023	CNH	1,427		205	0	(2)
	01/2023	HUF	577,509		1,506	0	(42)
	01/2023	SGD	687		511	0	(3)
	01/2023		$3,558	MYR	16,672	254	0
	01/2023		11,836	NOK	117,775	189	0
	01/2023		1	THB	35	0	0
	02/2023	TWD	144,886		$4,713	0	(25)
	02/2023		$2,198	CHF	2,062	42	0
	03/2023	JPY	1,980,000		$14,741	0	(498)
CBK	01/2023	CLP	17,983		19	0	(2)
	01/2023	EUR	690		729	0	(10)
	01/2023	ILS	5,299		1,680	172	0
	01/2023	PEN	19,226		4,795	0	(257)
	01/2023		$4,349	BRL	22,825	0	(26)
	01/2023		2,474	CLP	2,137,723	42	0
	01/2023		2,556	EUR	2,409	24	0
	01/2023		1,809	NOK	17,958	25	0
	01/2023		1,016	THB	35,253	4	0
	02/2023	AUD	12,133		$8,127	0	(147)
	02/2023	ILS	2,281		664	14	0
	02/2023	NZD	19,984		12,150	4	(549)
	02/2023	PEN	4,777		1,198	0	(57)
	02/2023		$2,345	AUD	3,445	4	0
	02/2023		1,724	BRL	9,303	29	0
	03/2023	JPY	2,800		$21	0	(1)
	03/2023	PEN	16,275		4,149	0	(109)
	04/2023	CLP	2,168,704		2,474	0	(42)
	05/2023	CNH	2,458		380	21	0
	05/2023	ILS	15,467		4,609	177	0
	05/2023	PEN	6,555		1,652	0	(55)
	05/2023		$8,744	CNH	61,668	259	0
	07/2023	ILS	10,561		$3,304	265	0
	07/2023	PEN	18,423		4,538	0	(243)
CLY	01/2023	HUF	102,220		266	0	(8)
	05/2023	CNH	35,599		5,504	307	0
DUB	01/2023	DKK	77,456		10,917	0	(238)
	01/2023	TWD	29,271		956	1	0
	07/2023	ILS	11,085		3,166	0	(29)
GLM	01/2023	BRL	24,227		4,553	4	(40)
	01/2023	CAD	3,464		2,529	0	(29)
	01/2023	CLP	971,244		986	0	(158)
	01/2023	CNH	1,481		213	0	(1)
	01/2023	HKD	697		90	0	0
	01/2023	HUF	23		0	0	0
	01/2023	MYR	1,150		262	0	(1)
	01/2023	PLN	928		183	0	(29)
	01/2023	THB	49,871		1,431	0	(11)
	01/2023		$756	MYR	3,322	4	(1)
	02/2023		268	BRL	1,402	0	(4)
	03/2023	CNH	7,620		$1,180	73	0
	03/2023		$2,189	CLP	1,994,342	141	0
	03/2023		1,614	MXN	33,181	65	0
	04/2023		4,208	BRL	22,825	41	0
	05/2023		5,890	PEN	23,437	216	0
JPM	01/2023	GBP	35,640		$43,036	0	(58)
	01/2023	HUF	265,990		678	0	(35)
	01/2023		$784	THB	27,181	2	0
	02/2023	TWD	16,302		$537	4	0
	02/2023		$72	MXN	1,469	3	0
	03/2023	JPY	1,486,800		$10,961	0	(494)
	03/2023		$3,144	CNH	22,345	103	0
	03/2023		14	IDR	221,027	0	0
	05/2023		4	CNH	26	0	0
MBC	01/2023	DKK	73,978		$10,444	0	(210)
	01/2023	EUR	68,463		71,786	0	(1,532)
	01/2023	GBP	1,411		1,721	15	0
	01/2023	HKD	2,894		372	1	0
	01/2023	NOK	7,750		776	0	(15)
	01/2023	PEN	3,008		786	0	(5)
	01/2023		$3,366	EUR	3,197	58	0
	01/2023		1,810	GBP	1,485	0	(14)
	01/2023		540	NOK	5,370	9	0
	01/2023		1,468	THB	50,873	3	0
	02/2023	CAD	1,711		$1,291	27	0
	02/2023	ILS	6,769		1,962	34	0
	02/2023	JPY	2,337,200		16,249	0	(1,636)
	02/2023		$785	PEN	3,008	5	0
	03/2023	ILS	5,465		$1,671	112	0
	03/2023	TWD	16,424		545	7	0
	05/2023	CNH	1,238		185	4	0
MYI	01/2023	MYR	2,272		515	0	(5)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

01/2023	PEN	1,604	419	0	(2)
01/2023	$221	MYR	1,045	18	0
02/2023	NZD	812	$494	0	(22)
02/2023	TWD	30,140	989	3	0
02/2023	$1,263	JPY	166,100	9	0
02/2023	419	PEN	1,604	2	0
03/2023	JPY	3,210,400	$23,684	0	(1,050)
03/2023	TWD	16,197	537	6	0
03/2023	$12	IDR	189,027	0	0
RYL	01/2023	JPY	81,000	$592	0	(27)
01/2023	$133	HUF	49,955	1	0
SCX	01/2023	CAD	5,146	$3,781	0	(20)
01/2023	CLP	1,150,311	1,156	0	(198)
01/2023	TWD	188,967	6,008	0	(154)
01/2023	$535	DKK	3,740	3	0
01/2023	515	MYR	2,272	5	0
01/2023	1,815	PEN	6,970	17	0
01/2023	246	THB	8,547	1	0
02/2023	CAD	2,375	$1,734	0	(20)
02/2023	NZD	4,103	2,507	0	(99)
02/2023	$1,142	AUD	1,691	11	0
02/2023	5,257	NZD	8,224	0	(33)
03/2023	MYR	16,100	$3,444	0	(249)
TOR	01/2023	JPY	9,140,000	63,520	0	(6,252)
01/2023	$253	PEN	1,013	13	0
UAG	01/2023	HUF	677,199	$1,724	0	(92)
01/2023	$261	PEN	1,027	9	0
02/2023	ILS	17,484	$5,101	119	0
02/2023	JPY	1,960,000	13,946	0	(1,082)
02/2023	TWD	1,481	48	0	0
03/2023	JPY	3,149,171	23,023	0	(1,164)

Total Forward Foreign Currency Contracts	$3,664	$(19,888)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	3,300	$94	$350

$94	$350

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,400	$106	$573

Total Purchased Options	$200	$923

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	2,100	$(4)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	2,400	$(7)	$(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,400	(7)	(18)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	29,600	(95)	(489)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	600	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	600	(3)	(7)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	3,600	(4)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	3,600	(11)	(56)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	2,400	(4)	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	2,400	(4)	(34)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	600	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	600	(1)	(3)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(537)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	1,200	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	1,200	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	500	(2)	(6)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	2,700	(9)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	2,700	(10)	(16)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,300	(8)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,300	(8)	(18)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	900	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	900	(7)	(11)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	900	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	900	(6)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,000	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,000	(6)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,000	(7)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,000	(7)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,000	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,000	(7)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,000	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,000	(7)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,000	(7)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,000	(7)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,000	(7)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,000	(7)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	900	(7)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	900	(7)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,500	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,500	(5)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,800	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,800	(6)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,700	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,700	(5)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,700	(21)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,700	(21)	(34)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,000	(8)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,000	(8)	(12)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	7,600	(15)	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	7,600	(15)	(119)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	2,600	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	2,600	(7)	(37)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	2,500	(4)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	2,500	(4)	(36)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	900	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	900	(2)	(14)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	2,100	(5)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	2,100	(5)	(13)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	2,300	(27)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	2,300	(32)	(76)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(12)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	1,300	(4)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	1,300	(4)	(4)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(10)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,500	(10)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,500	(10)	(19)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,400	(9)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,400	(9)	(19)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,500	(12)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,500	(12)	(18)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,500	(11)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,500	(11)	(17)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	7,600	(15)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	7,600	(15)	(117)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	3,800	(7)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	3,800	(7)	(59)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	3,900	(5)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	3,900	(9)	(62)

$(851)	$(2,072)

Total Written Options	$(855)	$(2,072)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$2,700	$(67)	$57	$0	$(10)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	1,500	(29)	23	0	(6)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	3,200	(80)	68	0	(12)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	2,700	(52)	42	0	(10)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	1,500	(37)	32	0	(5)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	2,000	(48)	41	0	(7)

$(313)	$263	$0	$(50)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.806%	$1,300	$(32)	$38	$6	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	900	(22)	27	5	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.366	600	18	(4)	14	0

$(36)	$61	$25	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	4,700	$3,541	$23	$(14)	$9	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	7,900	5,451	1	11	12	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700	5,313	(28)	11	0	(17)

$(4)	$8	$21	$(17)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	23,500	$8	$52	$60	$0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	118,400	(5)	(1)	0	(6)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	56,000	8	93	101	0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032	47,700	(1)	38	37	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	3,200	1	5	6	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	13,300	15	104	119	0
GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	9,900	3	22	25	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	12,700	(11)	73	62	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	32,900	6	54	60	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	523,100	(55)	27	0	(28)
Pay	6-Month THB-THBFIX	2.500	Semi-Annual	09/21/2032	55,450	(9)	16	7	0
JPM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	4,900	4	9	13	0
NGF	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	59,300	(3)	0	0	(3)
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	8,400	6	15	21	0
Receive	3-Month THB-THBFIX Compounded-OIS	1.750	Quarterly	09/21/2024	THB	140,000	6	4	10	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	934,289	62	(112)	0	(50)
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	9,322	0	2	2	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	163,200	(30)	20	0	(10)

$5	$421	$523	$(97)

Total Swap Agreements	$(348)	$753	$569	$(164)

(m)

Securities with an aggregate market value of $12,706 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$70	$0	$70
Australia
Non-Agency Mortgage-Backed Securities	0	239	0	239
Sovereign Issues	0	13,005	0	13,005
Canada
Corporate Bonds & Notes	0	3,165	0	3,165
Non-Agency Mortgage-Backed Securities	0	331	0	331
Sovereign Issues	0	409	0	409
Cayman Islands
Asset-Backed Securities	0	60,272	0	60,272
Corporate Bonds & Notes	0	6,448	0	6,448
Denmark
Corporate Bonds & Notes	0	21,006	0	21,006
France
Corporate Bonds & Notes	0	4,087	0	4,087
Sovereign Issues	0	14,520	0	14,520
Germany
Corporate Bonds & Notes	0	10,938	0	10,938
Ireland
Asset-Backed Securities	0	8,096	0	8,096
Corporate Bonds & Notes	0	1,355	0	1,355
Non-Agency Mortgage-Backed Securities	0	1,975	0	1,975
Israel
Sovereign Issues	0	3,869	0	3,869
Italy
Corporate Bonds & Notes	0	3,839	0	3,839
Sovereign Issues	0	733	0	733
Japan
Corporate Bonds & Notes	0	3,013	0	3,013
Sovereign Issues	0	23,725	0	23,725
Jersey, Channel Islands
Asset-Backed Securities	0	2,132	0	2,132
Malaysia
Corporate Bonds & Notes	0	545	0	545
Sovereign Issues	0	3,659	0	3,659
Mexico
Sovereign Issues	0	408	0	408
Multinational
Corporate Bonds & Notes	0	681	0	681
Netherlands
Corporate Bonds & Notes	0	3,239	0	3,239
Norway
Sovereign Issues	0	1,356	0	1,356
Peru
Sovereign Issues	0	8,092	0	8,092
Qatar
Corporate Bonds & Notes	0	249	0	249
Romania
Sovereign Issues	0	4,147	0	4,147
Saudi Arabia
Corporate Bonds & Notes	0	165	0	165
Serbia
Sovereign Issues	0	905	0	905
Spain

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Corporate Bonds & Notes	0	2,446	0	2,446
Sovereign Issues	0	3,720	0	3,720
Supranational
Corporate Bonds & Notes	0	1,135	0	1,135
Switzerland
Corporate Bonds & Notes	0	9,177	0	9,177
Thailand
Sovereign Issues	0	1,267	0	1,267
United Kingdom
Corporate Bonds & Notes	0	22,336	0	22,336
Non-Agency Mortgage-Backed Securities	0	19,192	0	19,192
Preferred Securities	0	8	0	8
Sovereign Issues	0	2,157	0	2,157
United States
Asset-Backed Securities	0	56,452	0	56,452
Corporate Bonds & Notes	0	30,748	0	30,748
Loan Participations and Assignments	0	2,401	0	2,401
Municipal Bonds & Notes	0	2,101	0	2,101
Non-Agency Mortgage-Backed Securities	0	75,938	0	75,938
U.S. Government Agencies	0	209,454	0	209,454
U.S. Treasury Obligations	0	29,059	0	29,059
Short-Term Instruments
Commercial Paper	0	12,139	0	12,139
Repurchase Agreements	0	66,649	0	66,649
Hungary Treasury Bills	0	6,946	0	6,946
Israel Treasury Bills	0	18,836	0	18,836
Japan Treasury Bills	0	199,963	0	199,963
U.S. Treasury Bills	0	12,780	0	12,780

	$0	$991,577	$0	$991,577
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99,059	$0	$0	$99,059

Total Investments	$99,059	$991,577	$0	$1,090,636

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(97,935)	$0	$(97,935)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,647	1,651	0	3,298
Over the counter	0	5,156	0	5,156

	$1,647	$6,807	$0	$8,454
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(951)	(2,326)	0	(3,277)
Over the counter	0	(22,124)	0	(22,124)

	$(951)	$(24,450)	$0	$(25,401)

Total Financial Derivative Instruments	$696	$(17,643)	$0	$(16,947)

Totals	$99,755	$875,999	$0	$975,754

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.6% ¤
CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 1.0%
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026	$100	$91
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	400	380
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(d)	700	98
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	200	167
Sunac China Holdings Ltd. 8.350% due 04/19/2023 ^(d)	400	88
UniCredit SpA 7.830% due 12/04/2023	800	809
Ursa Re II Ltd. 8.277% (T-BILL 3MO + 3.750%) due 12/07/2027 ~	600	590
VICI Properties LP 3.875% due 02/15/2029	400	351
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(d)	700	26

		2,600

INDUSTRIALS 1.5%
American Airlines Pass-Through Trust 3.575% due 07/15/2029	286	255
Berry Global, Inc. 4.875% due 07/15/2026	1,600	1,544
Broadcom, Inc. 3.137% due 11/15/2035	521	385
DAE Funding LLC 1.625% due 02/15/2024	200	190
Energy Transfer LP 3.750% due 05/15/2030	900	795
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	100	91
4.810% due 09/17/2030	800	681

		3,941

UTILITIES 0.7%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,500	1,453
Pacific Gas & Electric Co. 2.500% due 02/01/2031	600	467

		1,920

Total Corporate Bonds & Notes (Cost $10,957)		8,461

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)	800	514

Total Convertible Bonds & Notes (Cost $786)		514

U.S. GOVERNMENT AGENCIES 4.9%
Freddie Mac 4.868% due 07/15/2041 ~	462	455
Ginnie Mae
3.600% due 09/20/2071 •	2,455	2,423
3.858% due 08/20/2068 ~	392	381
Uniform Mortgage-Backed Security 4.000% due 10/01/2040	2	2
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2053	4,700	3,825
2.500% due 12/01/2051	2,600	2,202
3.000% due 02/01/2053	1,800	1,582

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

3.500% due 02/01/2053		1,800	1,637

Total U.S. Government Agencies (Cost $12,601)			12,507

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (m)(o)		2,700	1,757
4.000% due 11/15/2042 (b)		2,050	2,008
4.000% due 11/15/2052		1,550	1,552
U.S. Treasury Inflation Protected Securities (h)
0.625% due 07/15/2032		3,282	3,009

Total U.S. Treasury Obligations (Cost $9,617)			8,326

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Alliance Bancorp Trust 4.869% due 07/25/2037 •		203	167
Bear Stearns Adjustable Rate Mortgage Trust
3.399% due 08/25/2033 ~		33	31
3.474% due 07/25/2036 ^~		53	46
3.845% due 02/25/2036 ^~		33	29
Countrywide Alternative Loan Trust
3.048% due 02/25/2036 •		95	85
4.689% due 07/25/2035 •		340	271
4.709% due 09/25/2047 •		83	71
Countrywide Home Loan Mortgage Pass-Through Trust
3.501% due 09/20/2036 ^~		55	48
5.029% due 03/25/2035 ~		42	38
6.000% due 04/25/2036		159	88
Impac CMB Trust
5.009% due 04/25/2035 ~		78	72
5.034% due 04/25/2035 •		102	93
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036		43	34
Structured Adjustable Rate Mortgage Loan Trust 3.565% due 01/25/2035 ~		3	3
Structured Asset Mortgage Investments Trust
4.839% due 07/19/2035 •		3	3
4.839% due 07/19/2035 ~		14	12
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	755	908
WaMu Mortgage Pass-Through Certificates Trust 5.049% due 01/25/2045 ~		$1,144	1,039

Total Non-Agency Mortgage-Backed Securities (Cost $3,293)			3,038

ASSET-BACKED SECURITIES 11.7%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		600	589
Aames Mortgage Investment Trust 4.869% due 04/25/2036 •		87	78
ACE Securities Corp. Home Equity Loan Trust
4.869% due 06/25/2036 •		122	89
5.289% due 08/25/2035 •		142	136
6.189% due 06/25/2034 ~		7	8
Anchorage Capital CLO Ltd. 5.129% due 07/15/2030 ~		1,000	986
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		576	567
Apidos CLO 5.094% due 07/18/2029 •		700	692
Ares CLO Ltd. 4.949% due 01/15/2029 ~		969	957
Argent Securities Trust
4.689% due 07/25/2036 •		260	225
4.869% due 05/25/2035 •		349	313
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		250	247
5.109% due 01/17/2032 ~		100	98
Carlyle Global Market Strategies CLO Ltd. 5.600% due 08/14/2030 ~		1,186	1,174
Catamaran CLO Ltd. 5.425% due 04/22/2030 •		597	588
CIFC Funding Ltd. 5.275% due 10/24/2030 ~		400	396
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •		272	271
Citigroup Mortgage Loan Trust 4.824% due 11/25/2036 •		58	57
Countrywide Asset-Backed Certificates 4.889% due 03/25/2037 •		572	533
Countrywide Asset-Backed Certificates Trust 4.529% due 05/25/2035 •		28	27
Crestline Denali CLO Ltd. 5.465% due 10/23/2031 ~		400	392

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

Dryden CLO Ltd. 5.114% due 01/17/2033 •		300	294
Elevation CLO Ltd. 5.308% due 10/25/2030 •		850	835
First Franklin Mortgage Loan Trust 5.094% due 11/25/2036 •		1,108	1,056
Fremont Home Loan Trust 4.524% due 10/25/2036 ~		492	434
Gallatin CLO Ltd. 5.169% due 07/15/2031 ~		300	295
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		850	840
KKR CLO Ltd. 5.134% due 07/18/2030 ~		236	234
LCM LP 5.097% due 07/19/2027 ~		774	765
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		403	284
Long Beach Mortgage Loan Trust 4.989% due 01/25/2036 •		1,177	1,054
Madison Park Funding Ltd. 5.233% due 04/20/2032 ~		250	246
Magnetite Ltd. 5.486% due 11/15/2028 ~		820	811
Man GLG Euro CLO DAC 2.248% due 01/15/2030 •	EUR	143	150
Oaktree CLO Ltd.
5.363% due 10/20/2032 ~		$250	242
5.435% due 04/22/2030 •		250	244
OCP Euro CLO DAC 2.382% due 09/22/2034 •	EUR	500	520
Octagon Investment Partners Ltd. 5.650% due 02/14/2031 •		$300	295
OSD CLO Ltd. 4.949% due 04/17/2031 ~		498	490
OZLM Ltd.
5.059% due 10/17/2029 •		359	353
5.343% due 10/20/2031 ~		250	245
5.403% due 07/20/2032 ~		400	390
5.665% due 10/30/2030 ~		297	293
Palmer Square CLO Ltd. 5.227% due 10/17/2031 ~		100	98
Palmer Square European Loan Funding DAC 2.158% due 04/15/2031 •	EUR	341	355
Palmer Square Loan Funding Ltd.
4.879% due 10/15/2029 ~		$1,855	1,828
5.043% due 07/20/2029 ~		1,139	1,125
Popular ABS Mortgage Pass-Through Trust 4.884% due 07/25/2036 •		103	96
Rad CLO Ltd. 5.445% due 07/24/2032 ~		600	586
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		400	388
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	300	311
Sound Point CLO Ltd.
5.223% due 10/20/2030 •		$900	888
5.338% due 07/25/2030 •		388	382
5.453% due 07/20/2032 ~		500	483
Stratus CLO Ltd. 5.193% due 12/29/2029 •		362	356
Structured Asset Securities Corp. Mortgage Loan Trust
4.959% due 10/25/2036 ~		64	63
5.184% due 02/25/2036 •		100	92
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		222	219
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		500	489
TCW CLO Ltd. 5.328% due 04/25/2031 ~		500	492
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		600	584
TICP CLO Ltd. 5.083% due 04/20/2028 •		77	77
Venture CLO Ltd.
4.959% due 07/15/2027 •		26	27
5.233% due 07/20/2030 •		500	491
5.575% due 07/30/2032 •		1,000	969
Vibrant CLO Ltd.
5.363% due 07/20/2032 •		300	292
5.696% due 06/20/2029 •		139	137
Voya CLO Ltd. 5.079% due 10/15/2030 •		250	246

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

Wellfleet CLO Ltd. 5.133% due 07/20/2029 •		291	287

Total Asset-Backed Securities (Cost $30,509)			30,154

SOVEREIGN ISSUES 9.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		368	85
1.400% due 03/25/2023	ARS	770	2
1.500% due 07/09/2035 þ		$242	55
15.500% due 10/17/2026	ARS	1,490	1
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	1,800,000	2,048
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (g)	BRL	14,500	2,660
China Government International Bond 2.850% due 06/04/2027	CNY	48,410	7,029
Colombian TES
7.000% due 03/26/2031	COP	1,948,400	283
7.750% due 09/18/2030		14,600,000	2,271
Japan Government International Bond
0.100% due 03/01/2023	JPY	78,000	595
1.700% due 09/20/2044		310,000	2,518
Peru Government International Bond 1.862% due 12/01/2032		$900	659
Provincia de Buenos Aires 72.913% due 04/12/2025 (a)	ARS	1,150	3
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	996
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	53,000	3,298
Spain Government International Bond 0.700% due 04/30/2032	EUR	1,800	1,498
United Kingdom Gilt 0.625% due 10/22/2050	GBP	1,000	540

Total Sovereign Issues (Cost $25,835)			24,541

		SHARES
COMMON STOCKS 7.2%
COMMUNICATION SERVICES 0.5%
Activision Blizzard, Inc.		1,668	127
TEGNA, Inc.		58,130	1,232

			1,359

ENERGY 0.1%
Devon Energy Corp.		1,400	86
Exxon Mobil Corp.		1,300	144

			230

FINANCIALS 0.5%
First Horizon Corp.		55,729	1,365

HEALTH CARE 3.7%
AbbVie, Inc.		1,900	307
Elevance Health, Inc.		1,647	845
Exact Sciences Corp. (e)		2,337	116
Exelixis, Inc. (e)		20,306	326
Halozyme Therapeutics, Inc. (e)		9,559	544
Hologic, Inc. (e)		6,222	465
Horizon Therapeutics PLC (e)		9,200	1,047
Humana, Inc.		1,545	791
Incyte Corp. (e)		6,043	485
LHC Group, Inc. (e)		8,007	1,295
Merck & Co., Inc.		1,331	148
Molina Healthcare, Inc. (e)		626	207
Neurocrine Biosciences, Inc. (e)		1,220	146
Pfizer, Inc.		6,300	323
Regeneron Pharmaceuticals, Inc. (e)		1,217	878
Seagen, Inc. (e)		1,608	206
United Therapeutics Corp. (e)		1,774	493
Vertex Pharmaceuticals, Inc. (e)		2,813	812

			9,434

INDUSTRIALS 1.4%
ABB Ltd.		9,686	294
Accelleron Industries AG (e)		484	10
AMETEK, Inc.		6,151	859

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

Eaton Corp. PLC		3,562	559
Emerson Electric Co.		5,670	545
FANUC Corp.		1,131	171
MasTec, Inc. (e)		6,218	531
Mueller Water Products, Inc. 'A'		51,870	558

			3,527

INFORMATION TECHNOLOGY 0.4%
Flex Ltd. (e)		18,314	393
NetApp, Inc.		9,435	567
Zebra Technologies Corp. 'A' (e)		300	77

			1,037

MATERIALS 0.1%
CF Industries Holdings, Inc.		1,800	153
Mosaic Co.		2,300	101
Nutrien Ltd.		1,300	95

			349

UTILITIES 0.5%
PNM Resources, Inc.		25,926	1,265

Total Common Stocks (Cost $18,714)			18,566

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Bank of America Corp. 5.875% due 03/15/2028 •(i)		290,000	257
Nationwide Building Society 10.250% ~		3,636	551

Total Preferred Securities (Cost $998)			808

REAL ESTATE INVESTMENT TRUSTS 6.0%
REAL ESTATE 6.0%
Agree Realty Corp.		14,473	1,027
American Tower Corp.		3,455	732
Apartment Income REIT Corp.		21,788	748
Equinix, Inc.		1,025	671
Equity LifeStyle Properties, Inc.		10,659	689
Equity Residential		13,954	823
First Industrial Realty Trust, Inc.		21,867	1,055
Gaming & Leisure Properties, Inc.		16,967	884
Host Hotels & Resorts, Inc.		47,599	764
Invitation Homes, Inc.		36,761	1,090
Life Storage, Inc.		3,658	360
National Storage Affiliates Trust		9,107	329
Prologis, Inc.		14,809	1,669
Public Storage		1,600	448
RLJ Lodging Trust		48,491	514
SBA Communications Corp.		3,178	891
Simon Property Group, Inc.		7,993	939
Sun Communities, Inc.		4,891	699
Sunstone Hotel Investors, Inc.		20,000	193
VICI Properties, Inc.		28,382	920

Total Real Estate Investment Trusts (Cost $13,844)			15,445

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.2%
REPURCHASE AGREEMENTS (k) 8.2%			21,020

HUNGARY TREASURY BILLS 0.9%
18.250% due 01/03/2023 (f)(g)	HUF	875,000	2,346

ISRAEL TREASURY BILLS 0.2%
1.762% due 05/03/2023 - 07/05/2023 (f)(g)	ILS	1,700	476

JAPAN TREASURY BILLS 12.0%
(0.123)% due 01/11/2023 - 03/06/2023 (f)(g)	JPY	4,057,000	30,921

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. TREASURY BILLS 0.9%
3.804% due 01/31/2023 - 03/02/2023 (f)(g)(o)	$2,204	2,195

Total Short-Term Instruments (Cost $54,656)		56,958

Total Investments in Securities (Cost $181,810)		179,318

	SHARES
INVESTMENTS IN AFFILIATES 28.8%
MUTUAL FUNDS 2.3% (j)
PIMCO Investment Grade Credit Bond Fund	696,922	6,014

Total Mutual Funds (Cost $7,243)		6,014

SHORT-TERM INSTRUMENTS 26.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short Asset Portfolio	3,686,172	35,336
PIMCO Short-Term Floating NAV Portfolio III	3,395,058	32,986

Total Short-Term Instruments (Cost $69,821)		68,322

Total Investments in Affiliates (Cost $77,064)		74,336

Total Investments 98.4% (Cost $258,874)		$253,654
Financial Derivative Instruments (l)(n) (0.9)%(Cost or Premiums, net $(2,462))		(2,375)
Other Assets and Liabilities, net 2.5%		6,336

Net Assets 100.0%		$257,615

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.310%	12/30/2022	01/03/2023	$20,000	U.S. Treasury Notes 0.625% due 05/15/2030	$(20,444)	$20,000	$20,010
FICC	1.900	12/30/2022	01/03/2023	766	U.S. Treasury Notes 0.125% due 05/15/2023	(781)	766	766
SSB	1.900	12/30/2022	01/03/2023	254	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(259)	254	254

Total Repurchase Agreements	$(21,484)	$21,020	$21,030

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(194) at a weighted average interest rate of 2.627%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2023	39	$2,866	$(55)	$0	$(1)
CAC 40 Index January Futures	01/2023	11	762	(21)	7	(12)
Canada Government 10-Year Bond March Futures	03/2023	13	1,177	(20)	0	(2)
DAX Index March Futures	03/2023	1	374	(11)	4	(4)
E-Mini S&P 500 Index March Futures	03/2023	465	89,768	(3,449)	0	(247)
Euro STOXX 600 March Futures	03/2023	1,072	24,333	(935)	158	(345)
Euro-Bobl March Futures	03/2023	47	5,824	(215)	13	(22)
Euro-BTP March Futures	03/2023	24	2,798	(208)	23	(29)
Euro-Buxl 30-Year Bond March Futures	03/2023	3	434	(82)	2	(11)
Euro-Schatz March Futures	03/2023	55	6,207	(82)	3	(8)
FTSE 100 Index March Futures	03/2023	5	451	1	0	(2)
FTSE/MIB TOP 40 Index March Futures	03/2023	1	127	(3)	2	(2)
IBEX 35 Index January Futures	01/2023	1	88	0	1	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

Japan Government 10-Year Bond March Futures	03/2023	7	7,758	(147)	0	(11)
Mini MSCI Emerging Markets Index March Futures	03/2023	103	4,941	(93)	0	(77)
Nikkei 225 Yen-denominated March Futures	03/2023	2	196	(15)	2	(4)
S&P/Toronto Stock Exchange 60 March Futures	03/2023	29	5,011	(167)	0	(37)
SPI 200 Index March Futures	03/2023	42	4,999	(95)	22	(50)
Topix Index March Futures	03/2023	48	6,918	(199)	15	(57)
U.S. Treasury 2-Year Note March Futures	03/2023	62	12,715	(1)	0	(10)
U.S. Treasury 10-Year Note March Futures	03/2023	78	8,759	(61)	0	(11)
U.S. Treasury Long-Term Bond March Futures	03/2023	14	1,755	(23)	0	(2)
United Kingdom Long Gilt March Futures	03/2023	6	725	(1)	1	(11)

$(5,882)	$253	$(956)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro STOXX 50 March Futures	03/2023	98	$(3,971)	$180	$71	$(43)
Euro-Bund March Futures	03/2023	84	(11,953)	0	7	0
Euro-Oat March Futures	03/2023	10	(1,363)	95	13	(7)
Gold 100 oz. February Futures	02/2023	11	(2,009)	(59)	0	0
OMX Stockholm 30 Index January Futures	01/2023	1	(20)	1	0	0
U.S. Treasury 5-Year Note March Futures	03/2023	73	(7,879)	3	6	0

$220	$97	$(50)

Total Futures Contracts	$(5,662)	$350	$(1,006)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	2.648%	$500	$20	$8	$28	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	500	94	(40)	54	0	0

$114	$(32)	$82	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 37 5-Year Index	(5.000)%	Quarterly	06/20/2027	EUR	100	$(6)	$4	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$1,300	$0	$11	$11	$0	$0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	200	3	(2)	1	0	0

$3	$9	$12	$0	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.250%	Annual	03/15/2028	GBP	500	$(31)	$(18)	$(49)	$0	$(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	1,600	(306)	33	(273)	0	(1)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	600	222	(32)	190	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	308,200	157	(29)	128	1	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	308,200	30	(158)	(128)	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		96,250	9	(4)	5	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	1,501,000	(77)	(147)	(224)	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,450,000	375	394	769	42	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/15/2053		110,000	(61)	(12)	(73)	0	(10)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	3,290	212	(34)	178	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$9,500	488	165	653	8	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/03/2025		34,500	(30)	239	209	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		14,300	(1,028)	(605)	(1,633)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,200	23	187	210	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	108	390	9	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	11/03/2033		7,900	16	(199)	(183)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	59	196	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	(71)	(13)	(84)	0	(2)
Pay	1-Year BRL-CDI	11.670	Maturity	01/02/2025	BRL	9,100	(10)	(28)	(38)	0	0
Receive	1-Year BRL-CDI	11.750	Maturity	01/02/2025		12,205	0	35	35	0	0
Pay	1-Year BRL-CDI	12.120	Maturity	01/02/2025		24,400	0	(52)	(52)	0	0
Pay	1-Year BRL-CDI	12.330	Maturity	01/02/2025		30,300	0	(50)	(50)	0	0
Receive	1-Year BRL-CDI	12.460	Maturity	01/02/2025		5,900	0	7	7	0	0
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027		13,900	(62)	(3)	(65)	0	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	09/21/2052	CAD	900	(101)	(73)	(174)	0	(5)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	21,490	(26)	6	(20)	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		19,700	71	0	71	6	0
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	3,912,200	0	(5)	(5)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		7,565,800	0	84	84	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		8,099,800	0	90	90	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		8,399,000	0	62	62	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		26,449,500	0	21	21	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		9,600,000	0	334	334	0	0
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		9,400,000	0	(267)	(267)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		13,596,460	276	18	294	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		5,849,900	0	7	7	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		11,500,000	0	110	110	1	0
Pay	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	3,530	(92)	6	(86)	0	(1)
Receive	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	3,002,800	176	12	188	1	0
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	3,002,800	(32)	(156)	(188)	0	(1)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		170,200	(6)	0	(6)	0	0
Pay	3-Month KRW-KORIBOR	1.268	Quarterly	03/17/2031		1,951,100	(25)	(228)	(253)	0	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	52,300	(19)	(113)	(132)	0	(3)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		55,200	(277)	48	(229)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	CLP	1,487,930	44	13	57	0	(2)
Receive	6-Month CLP-CHILIBOR	6.045	Semi-Annual	02/11/2027		1,075,200	0	25	25	0	(2)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	22,120	(1)	14	13	5	0
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028	EUR	2,600	(99)	(126)	(225)	0	(8)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(1,177)	(2,068)	0	(31)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	8,300	(841)	(267)	(1,108)	0	(44)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	1,900	(245)	(173)	(418)	0	(20)
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	1,089,400	568	192	760	24	0
Pay	6-Month HUF-BBR	11.070	Annual	09/02/2027	158,800	0	(6)	(6)	0	(4)
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	2,360	(49)	(15)	(64)	0	0
Pay	28-Day MXN-TIIE	9.400	Lunar	12/11/2024	85,000	0	(41)	(41)	0	(3)
Pay	28-Day MXN-TIIE	9.455	Lunar	12/12/2024	83,500	0	(36)	(36)	0	(3)
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	26,070	48	6	54	3	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027	22,300	0	(7)	(7)	0	(3)
Receive	28-Day MXN-TIIE	8.250	Lunar	12/01/2032	23,000	0	38	38	5	0
Receive	28-Day MXN-TIIE	8.240	Lunar	12/02/2032	22,500	0	38	38	5	0

$(1,246)	$(1,723)	$(2,969)	$150	$(220)

Total Swap Agreements	$(1,135)	$(1,742)	$(2,877)	$150	$(220)

(m)

Securities with an aggregate market value of $1,380 and cash of $11,500 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(85) for closed futures is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	GBP	33	$40	$0	$0
01/2023	HUF	87,314	223	0	(11)
01/2023	JPY	2,000	15	0	(1)
01/2023	PEN	2,716	682	0	(32)
01/2023	$50	CHF	48	1	0
01/2023	2,464	HUF	1,115,070	517	0
01/2023	318	SEK	3,245	0	(7)
02/2023	JPY	1,160,000	$7,938	0	(947)
02/2023	ZAR	5,521	303	0	(21)
03/2023	MXN	246	12	0	0
03/2023	$648	TWD	19,661	0	(4)
03/2023	770	ZAR	13,559	23	0
BPS	01/2023	BRL	1,822	$350	5	0
01/2023	GBP	418	505	0	0
01/2023	HUF	245,053	638	0	(19)
01/2023	ILS	523	152	4	0
01/2023	$0	THB	1	0	0
01/2023	389	ZAR	6,749	7	0
02/2023	5,358	COP	25,963,612	0	(52)
03/2023	COP	41,270,881	$8,462	60	0
03/2023	INR	55,737	672	1	0
03/2023	MXN	28,608	1,419	0	(28)
03/2023	PEN	15,357	3,950	0	(68)
03/2023	TWD	547	18	0	0
05/2023	ILS	198	61	5	0
BRC	01/2023	CNH	36,607	5,250	0	(46)
01/2023	HUF	334,425	872	0	(24)
01/2023	MYR	747	170	0	(1)
01/2023	$221	MYR	1,041	17	0
01/2023	2,643	NOK	26,297	42	0
01/2023	94	SEK	981	0	0
01/2023	543	SGD	731	3	0
BSH	03/2023	CLP	619,553	$720	0	(4)
04/2023	BRL	14,500	2,705	6	0
CBK	01/2023	CLP	1,098,612	1,153	0	(141)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023	EUR	1,541		1,638	0	(12)
	01/2023	HUF	444,956		1,115	0	(74)
	01/2023	PEN	7,971		2,019	0	(76)
	01/2023	PLN	147		30	0	(4)
	01/2023		$3,174	BRL	16,673	0	(17)
	01/2023		808	CAD	1,093	0	(1)
	01/2023		456	CHF	431	10	0
	01/2023		1,235	CLP	1,098,983	59	0
	01/2023		983	EUR	929	12	0
	01/2023		473	JPY	65,200	24	0
	01/2023		281	NOK	2,787	3	0
	01/2023		2,491	PEN	10,004	138	0
	01/2023		900	ZAR	15,766	26	0
	01/2023	ZAR	6,898		$397	0	(8)
	02/2023	BRL	1,585		294	0	(5)
	02/2023	CLP	1,105,036		1,235	0	(60)
	02/2023		$4,055	PEN	16,170	192	0
	02/2023	ZAR	15,699		$902	0	(19)
	03/2023	COP	727,382		153	5	0
	03/2023	PEN	2,453		610	0	(32)
	03/2023		$583	MXN	11,437	0	(4)
	03/2023		81	TWD	2,459	0	0
	04/2023		419	PEN	1,676	19	0
	05/2023	ILS	691		$216	18	0
	05/2023	MXN	121		6	0	0
	07/2023	ILS	788		246	19	0
CLY	01/2023	HUF	55,182		144	0	(4)
DUB	03/2023		$800	MXN	15,892	5	0
GLM	01/2023	BRL	17,190		$3,216	3	(43)
	01/2023	CNH	37,997		5,462	0	(35)
	01/2023	COP	2,764,478		571	2	0
	01/2023	HUF	22,484		58	0	(2)
	01/2023	THB	2,571		74	0	0
	01/2023		$321	BRL	1,677	0	(3)
	01/2023		90	CAD	122	0	0
	01/2023		570	COP	2,764,478	0	(1)
	01/2023		120	HKD	932	0	0
	01/2023		15	THB	536	0	0
	01/2023		8	ZAR	149	0	0
	02/2023	COP	20,823,486		$4,572	316	0
	03/2023		23,089,021		4,774	75	0
	03/2023	MXN	82,453		4,011	0	(162)
	03/2023		$1,588	CLP	1,446,483	102	0
	03/2023		4,215	COP	20,324,542	0	(77)
	03/2023		2,054	MXN	41,227	32	0
	04/2023	MXN	9,025		$449	0	(5)
	04/2023		$1,905	BRL	10,333	19	0
JPM	01/2023	CNY	147		$21	0	0
	01/2023	HUF	654,717		1,648	0	(104)
	01/2023		$128	BRL	662	0	(2)
	01/2023		400	MXN	7,969	8	0
	01/2023	ZAR	8,244		$453	0	(32)
	02/2023	BRL	662		127	2	0
	02/2023	TWD	16,170		533	4	0
	02/2023		$437	ZAR	7,620	10	0
	03/2023	CNY	262		$38	0	0
	03/2023	IDR	455,561		29	0	0
	03/2023		$90	INR	7,510	0	0
	03/2023		1,551	MXN	30,584	4	(8)
MBC	01/2023	AUD	318		$213	0	(4)
	01/2023	CAD	279		204	0	(2)
	01/2023	CHF	112		120	0	(1)
	01/2023	CNH	2,040		294	0	(1)
	01/2023	EUR	1,142		1,213	0	(10)
	01/2023	GBP	1,371		1,671	13	0
	01/2023	JPY	125,700		923	0	(36)
	01/2023	NZD	1,046		670	6	0
	01/2023	PEN	224		57	0	(2)
	01/2023		$428	AUD	632	2	0
	01/2023		2,040	CAD	2,736	0	(19)
	01/2023		3,350	CNH	23,345	28	0
	01/2023		885	DKK	6,330	27	0
	01/2023		20,399	EUR	19,460	442	0
	01/2023		497	HKD	3,870	0	(1)
	01/2023		4,166	JPY	566,635	155	0
	01/2023		384	SEK	3,930	0	(7)
	01/2023		709	THB	24,462	0	(2)
	01/2023	ZAR	4,875		$272	0	(15)
	02/2023	JPY	1,475,000		10,663	0	(656)
	03/2023	IDR	276,490		18	0	0
	03/2023		$4,130	COP	18,918,393	1	(279)
	05/2023		1,275	CNH	8,555	0	(27)
MYI	01/2023	CZK	1,375		$56	0	(5)
	01/2023	GBP	509		620	5	0
	01/2023	HUF	162,014		366	0	(67)
	01/2023		$4,827	AUD	7,188	68	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

01/2023	2,868	JPY	392,919	128	0
01/2023	ZAR	2,647	$146	0	(9)
02/2023	TWD	29,894	981	3	0
02/2023	$828	ZAR	15,125	60	0
02/2023	ZAR	4,359	$246	0	(9)
03/2023	COP	1,195,895	244	1	0
03/2023	IDR	389,581	25	0	0
03/2023	ZAR	13,559	765	0	(28)
RBC	01/2023	HKD	593	76	0	0
01/2023	$55	AUD	83	1	0
01/2023	562	CAD	765	3	0
02/2023	MXN	12,931	$652	0	(7)
03/2023	COP	248,829	54	3	0
03/2023	MXN	15,892	788	0	(19)
03/2023	$2,984	MXN	59,681	40	0
09/2023	ZAR	9,831	$546	0	(20)
RYL	01/2023	JPY	19,000	139	0	(6)
01/2023	$41	HUF	15,567	0	0
SCX	01/2023	KRW	203,842	$154	0	(8)
01/2023	$325	AUD	482	4	0
01/2023	785	CAD	1,054	0	(6)
01/2023	110	NZD	176	2	0
01/2023	77	PEN	304	3	0
02/2023	TWD	14,816	$482	0	(3)
03/2023	CLP	1,875,281	2,147	0	(44)
03/2023	PEN	327	85	0	0
03/2023	$355	COP	1,727,520	0	(4)
TOR	01/2023	CZK	1,523	$64	0	(3)
02/2023	ZAR	27,624	1,600	0	(20)
UAG	01/2023	CZK	3,204	126	0	(16)
01/2023	GBP	541	665	11	0
01/2023	HUF	1	0	0	0
01/2023	$220	CZK	5,320	16	0
02/2023	JPY	760,000	$5,407	0	(420)
02/2023	$1,635	ZAR	30,458	151	0
03/2023	JPY	719,039	$5,257	0	(266)
03/2023	MXN	216	11	0	0
05/2023	CNH	8,557	1,235	0	(14)

Total Forward Foreign Currency Contracts	$2,971	$(4,232)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(327)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	01/19/2023	700	$(3)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	700	(3)	(9)
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.140	01/05/2023	8,400	(11)	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.640	01/05/2023	8,400	(11)	(2)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	700	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	700	(3)	(8)

$(34)	$(19)

Total Written Options	$(342)	$(346)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(47)	$44	$0	$(3)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,346	(531)	528	0	(3)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	219	0	(16)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	75	0	(6)

$(894)	$866	$0	$(28)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	3,000	$(7)	$(18)	$0	$(25)
Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	10,730	(53)	(20)	0	(73)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027	THB	43,400	(30)	4	0	(26)
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/21/2027	8,700	4	0	4	0
MYC	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	5,500	(3)	3	0	0

$(89)	$(31)	$4	$(124)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DWRTFT Index	93	4.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	$1,082	$0	$61	$61	$0
Pay	DWRTFT Index	790	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	8,707	0	36	36	0
BPS	Pay	DWRTFT Index	275	4.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	3,031	0	13	13	0
Pay	Industrial Select Sector Index	836	4.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	2,951	0	12	12	0
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.058%	Maturity	12/20/2023	100	(1)	(2)	0	(3)
BRC	Receive	NDUEACWF Index	11,417	4.195% (1-Month USD-LIBOR less a specified spread)	Monthly	09/06/2023	3,626	0	(23)	0	(23)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.058%	Maturity	06/20/2023	100	(1)	(1)	0	(2)
JPM	Pay	JPPMGSHP Index	67,755	3.350% (1-Month USD-LIBOR less a specified spread)	Monthly	06/07/2023	5,477	0	15	15	0
Pay	NDUEACWF Index	30,281	4.190% (1-Month USD-LIBOR less a specified spread)	Monthly	09/06/2023	9,617	0	61	61	0
MBC	Receive	NDUEEGF Index	8,718	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	4,238	0	(13)	0	(13)
MEI	Pay	SX4T Index	1,120	1.534% (1-Month USD-LIBOR less a specified spread)	Monthly	01/11/2023	EUR	3,313	0	3	3	0
MYI	Receive	NDUEEGF Index	8,718	4.240% (1-Month USD-LIBOR less a specified spread)	Monthly	03/01/2023	$4,237	0	(15)	0	(15)
Receive	NDUEEGF Index	8,718	4.280% (1-Month USD-LIBOR less a specified spread)	Monthly	03/08/2023	4,237	0	(16)	0	(16)
Receive	NDUEEGF Index	8,718	4.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	4,237	0	(16)	0	(16)
SOG	Pay	DWRTFT Index	199	4.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	2,207	0	23	23	0

$(2)	$138	$224	$(88)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3M Co.	6,600	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	$796	$0	$7	$7	$0
	Pay	Fastenal Co.	12,000	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	571	0	5	5	0
	Pay	Illinois Tool Works, Inc.	3,900	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	865	0	4	4	0
	Pay	JB Hunt Transport Services, Inc.	1,900	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	336	0	6	6	0
	Pay	Knight-Swift Transportation Holdings, Inc.	6,700	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	352	0	2	2	0
	Pay	Old Dominion Freight Line, Inc.	1,200	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	344	0	5	5	0
	Pay	Watsco, Inc.	3,100	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	783	0	13	13	0
	Pay	WW Grainger, Inc.	1,600	4.230% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	899	0	13	13	0

								$0	$55	$55	$0

Total Swap Agreements								$(985)	$1,028	$283	$(240)

(o)

Securities with an aggregate market value of $832 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,600	$0	$2,600
Industrials	0	3,941	0	3,941
Utilities	0	1,920	0	1,920
Convertible Bonds & Notes
Industrials	0	514	0	514
U.S. Government Agencies	0	12,507	0	12,507
U.S. Treasury Obligations	0	8,326	0	8,326
Non-Agency Mortgage-Backed Securities	0	3,038	0	3,038
Asset-Backed Securities	0	30,154	0	30,154
Sovereign Issues	0	24,541	0	24,541
Common Stocks
Communication Services	1,359	0	0	1,359
Energy	230	0	0	230
Financials	1,365	0	0	1,365
Health Care	9,434	0	0	9,434
Industrials	3,527	0	0	3,527
Information Technology	1,037	0	0	1,037
Materials	349	0	0	349
Utilities	1,265	0	0	1,265
Preferred Securities
Banking & Finance	0	808	0	808
Real Estate Investment Trusts
Real Estate	15,445	0	0	15,445
Short-Term Instruments
Repurchase Agreements	0	21,020	0	21,020
Hungary Treasury Bills	0	2,346	0	2,346
Israel Treasury Bills	0	476	0	476
Japan Treasury Bills	0	30,921	0	30,921
U.S. Treasury Bills	0	2,195	0	2,195

	$34,011	$145,307	$0	$179,318
Investments in Affiliates, at Value
Mutual Funds	6,014	0	0	6,014
Short-Term Instruments
Central Funds Used for Cash Management Purposes	68,322	0	0	68,322

	$74,336	$0	$0	$74,336

Total Investments	$108,347	$145,307	$0	$253,654

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	344	156	0	500
Over the counter	0	3,254	0	3,254

	$344	$3,410	$0	$3,754
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(983)	(243)	0	(1,226)
Over the counter	0	(4,818)	0	(4,818)

	$(983)	$(5,061)	$0	$(6,044)

Total Financial Derivative Instruments	$(639)	$(1,651)	$0	$(2,290)

Totals	$107,708	$143,656	$0	$251,364

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 233.8% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 5.613% (US0003M + 0.860%) due 07/03/2033 ~	$144	$135

Total Corporate Bonds & Notes (Cost $118)		135

U.S. GOVERNMENT AGENCIES 220.9%
Fannie Mae
0.009% due 10/25/2042 ~	96	59
0.012% due 07/25/2044 ~(a)	285	9
0.023% due 10/25/2046 ~(a)	86	3
0.036% due 09/25/2045 ~(a)	265	11
0.060% due 08/25/2044 ~(a)	190	7
0.078% due 04/25/2046 ~(a)	211	11
0.091% due 03/25/2045 ~(a)	524	23
0.101% due 08/25/2055 ~(a)	262	8
0.118% due 01/25/2045 ~(a)	240	11
0.126% due 07/25/2045 ~(a)	1,072	48
0.200% due 02/25/2043 ~(a)	419	3
0.308% due 06/25/2043 •(a)	1,037	90
0.310% due 04/25/2055 ~(a)	440	16
0.340% due 07/25/2044 ~(a)	359	16
0.396% due 08/25/2054 ~(a)	391	15
0.453% due 07/25/2052 ~(a)	270	9
0.542% due 10/25/2045 •	283	163
0.880% due 11/25/2040 ~(a)	3,136	195
1.611% due 11/25/2049 •(a)	351	47
1.661% due 08/25/2049 •(a)(f)	3,344	341
1.761% due 08/25/2042 ~(a)	614	36
1.811% due 11/25/2044 ~(a)	1,953	226
1.811% due 06/25/2048 ~(a)(f)	3,288	320
2.241% due 01/25/2031 ~(a)	590	56
2.273% due 02/01/2042 •	138	137
2.640% due 09/01/2041 •	260	261
3.000% due 09/25/2039 - 12/25/2048 (a)	1,230	154
3.000% due 03/25/2043 - 09/25/2048 (f)	1,269	1,063
3.000% due 05/25/2048 - 05/01/2058	2,686	2,371
3.122% due 01/01/2048 •	5,113	4,861
3.193% due 05/01/2035 •	125	126
3.409% due 10/25/2040 ~	491	483
3.421% due 04/25/2042 ~	373	347
3.462% due 05/01/2038 •	935	950
3.500% due 08/01/2032 - 01/01/2059	8,757	8,046
3.500% due 08/25/2043 - 04/25/2046 (a)	211	27
3.500% due 06/01/2056 (f)	3,838	3,511
3.506% due 01/01/2036 •	268	273
3.519% due 08/01/2049 •	1,103	1,077
3.575% due 02/01/2026	1,000	965
3.690% due 05/25/2042 ~	1,147	1,101
3.750% due 02/01/2029	3,776	3,637
3.820% due 01/01/2029	774	751
3.830% due 10/01/2037 •	1,595	1,630
3.897% due 05/25/2042 ~	579	571
3.980% due 11/25/2031 ~	2,374	2,387
4.000% due 06/01/2033 - 07/01/2034	892	846
4.000% due 06/25/2044 (a)	49	5
4.013% due 01/25/2042 ~	1,470	1,380
4.163% due 03/25/2042 ~	795	784
4.500% due 09/01/2028 - 09/01/2048	753	720
4.839% due 02/25/2049 •	245	238
5.000% due 12/01/2035 - 10/01/2036	16	16
5.089% due 10/25/2037 •	869	862
5.320% due 10/01/2043	201	202
5.445% due 08/25/2024 ~	7	7
5.500% due 12/01/2032 - 10/01/2038	139	137
6.000% due 04/01/2032 - 10/01/2048	133	131
6.500% due 09/01/2036	6	6
6.500% due 04/25/2038 (a)	58	17
Freddie Mac
0.000% due 05/15/2033 (b)(d)	149	124
0.000% due 08/15/2056 - 10/15/2058 (b)(d)(f)	5,625	4,004

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

0.029% due 10/15/2041 ~(a)	137	5
0.073% due 11/15/2038 ~(a)	229	9
0.121% due 08/15/2041 ~(a)	71	3
0.180% due 06/15/2038 ~(a)	173	9
0.188% due 10/15/2037 ~(a)	35	1
0.197% due 02/15/2038 ~(a)	155	6
0.200% due 11/15/2036 ~(a)	227	13
0.439% due 08/15/2036 ~(a)	111	3
0.486% due 10/15/2035 •(f)	390	309
0.487% due 10/15/2037 ~(a)	79	3
0.573% due 05/15/2037 ~(a)	59	2
0.575% due 03/15/2037 ~(a)	82	4
0.929% due 05/15/2041 ~(f)	3,527	3,045
1.250% due 12/15/2044 (f)	9,312	7,523
1.280% due 05/15/2035 •(f)	546	479
2.500% due 08/15/2027 - 01/15/2040 (a)	727	21
2.700% due 08/01/2023	2,440	2,397
2.700% due 05/01/2031 •	5	5
3.000% due 11/15/2027 - 09/15/2048 (a)	2,147	143
3.000% due 04/15/2033 - 06/25/2050 (a)(f)	29,047	5,027
3.000% due 07/01/2043 - 12/25/2046	5,122	4,664
3.098% due 10/01/2039 •	927	934
3.432% due 02/15/2027 •(a)	302	11
3.500% due 01/15/2043 - 08/15/2045 (a)	1,097	178
3.500% due 12/25/2046 - 03/01/2049	3,417	3,176
3.571% due 01/01/2050 •	1,188	1,144
3.604% due 10/15/2037 ~	368	362
3.745% due 07/25/2033 ~	669	623
3.773% due 04/15/2038 •(f)	1,439	1,447
4.000% due 07/15/2034 - 11/15/2042 (a)	1,356	200
4.000% due 04/01/2041 - 01/01/2049	11,266	10,832
4.009% due 11/01/2036 •	353	359
4.050% due 11/01/2041 •	926	940
4.266% due 09/01/2034 •	520	531
4.500% due 04/01/2025 - 11/01/2048	1,016	996
4.818% due 06/15/2042 ~(f)	715	698
4.939% due 01/25/2050 •	179	175
5.000% due 07/01/2033 - 03/01/2049	1,709	1,723
5.500% due 09/01/2034 - 03/01/2041	137	138
6.000% due 08/01/2023	1	1
7.500% due 08/15/2029 (a)	1	0
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	2,784	2,444
0.000% due 10/16/2042 - 01/16/2052 ~(a)	2,904	0
0.002% due 11/16/2051 ~(a)	3,156	0
0.011% due 06/20/2042 ~(a)	272	6
0.015% due 08/16/2052 ~(a)	2,733	0
0.059% due 06/20/2043 ~(a)	267	7
0.061% due 05/20/2043 •	421	322
0.088% due 12/20/2045 ~(a)	156	4
0.152% due 06/20/2042 ~(a)	295	8
0.184% due 11/16/2043 ~(a)	179	0
0.196% due 11/20/2045 ~(a)	297	6
0.447% due 09/20/2045 ~(a)	426	7
0.463% due 08/20/2045 ~(a)	154	2
0.542% due 09/20/2045 •	519	314
1.697% due 09/20/2049 •(a)	2,122	209
2.000% due 02/20/2051 (a)	12,382	1,431
2.410% due 06/20/2036 •	9,342	9,003
2.500% due 09/20/2027 - 08/20/2051 (a)	19,780	2,659
2.500% due 06/15/2043 - 11/20/2050	493	427
2.500% due 11/20/2050 - 03/20/2051 (f)	74,094	62,996
2.515% due 11/20/2036 ~	13,247	12,800
2.625% due 02/20/2030 - 08/20/2045 •	303	296
2.875% due 06/20/2038 •	40	40
3.000% due 11/20/2026 - 08/20/2051	24,156	19,552
3.000% due 01/20/2029 - 09/20/2051 (a)	7,455	1,030
3.000% due 06/15/2042 - 01/20/2052 (f)	70,519	63,798
3.150% due 11/20/2042 - 12/20/2042	423	383
3.250% due 05/15/2042	657	611
3.306% due 07/20/2070 ~	3,014	2,986
3.388% due 10/20/2070 ~	8,219	8,195
3.500% due 11/20/2034 - 10/20/2051 (f)	79,042	73,092
3.500% due 09/15/2040 - 01/20/2052	43,722	40,477
3.500% due 08/20/2042 - 09/20/2046 (a)	937	130
3.522% due 01/20/2071 ~	11,591	11,586
3.750% due 06/20/2045	921	873
3.750% due 12/20/2045 (f)	2,002	1,897
3.956% due 12/20/2070 ~	17,611	17,642
4.000% due 04/15/2025 - 07/20/2051	18,287	17,518
4.000% due 10/20/2043 (a)	60	8
4.000% due 11/20/2045 - 08/20/2049 (f)	12,766	12,268
4.050% due 04/15/2040 - 11/15/2040	936	909
4.086% due 05/20/2061 •	855	854
4.224% due 01/20/2031 ~	1,185	1,169
4.364% due 07/20/2070 ~	67,177	65,480

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

4.366% due 10/20/2070 •	7,779	7,793
4.387% due 08/20/2070 •	23,001	22,927
4.389% due 09/20/2070 •	1,883	1,890
4.422% due 09/20/2062 •	3	3
4.500% due 04/15/2030 - 08/20/2062	27,164	26,476
4.500% due 04/15/2040 - 07/20/2049 (f)	26,275	25,922
4.522% due 08/20/2061 ~	7	7
4.542% due 10/20/2065 •	5	5
4.585% due 06/20/2066 •	576	571
4.653% due 09/20/2070 ~	20,714	20,800
4.790% due 02/20/2040	110	109
4.846% due 04/20/2061 •	1,597	1,608
4.875% due 08/15/2039 - 10/15/2040	250	250
4.971% due 03/20/2058 •	1,717	1,716
5.000% due 12/20/2032 - 10/20/2062	13,354	13,292
5.000% due 08/20/2048 (f)	1,383	1,382
5.142% due 09/20/2063 ~	642	644
5.161% due 05/20/2061 •	1,164	1,164
5.164% due 12/20/2070 •	9,164	9,406
5.250% due 05/15/2033 - 10/15/2033	194	197
5.270% due 06/15/2034	55	56
5.380% due 08/15/2034	60	61
5.475% due 06/15/2035	127	131
5.500% due 05/15/2023 - 05/20/2049	4,839	4,921
5.500% due 08/20/2047 (f)	1,616	1,627
5.520% due 06/15/2034 - 02/15/2035	141	143
5.530% due 05/15/2035	96	98
5.570% due 03/15/2035	72	73
5.680% due 12/15/2034	134	138
5.720% due 12/15/2034	55	56
5.750% due 09/15/2033	8	8
5.820% due 04/15/2034 - 12/15/2034	147	151
5.870% due 10/15/2034	60	61
5.875% due 10/15/2033	122	125
5.930% due 10/15/2034	92	95
5.970% due 08/15/2034	56	58
6.000% due 05/15/2023 - 04/20/2048	3,843	4,022
6.000% due 02/20/2039 (f)	2,142	2,262
6.020% due 01/15/2034	66	68
6.075% due 01/15/2034	136	140
6.250% due 01/15/2029 - 03/15/2029	25	26
6.500% due 09/15/2023 - 08/20/2048	1,339	1,369
6.700% due 07/20/2026	11	11
7.000% due 03/15/2023 - 12/20/2038	749	751
7.250% due 12/15/2025 - 11/15/2027	3	2
7.500% due 03/15/2023 - 10/15/2035	219	219
7.750% due 09/15/2026 - 10/15/2026	2	2
8.000% due 08/20/2023 - 07/15/2031	184	189
Ginnie Mae, TBA
2.000% due 01/01/2053 - 02/01/2053	188,500	158,107
2.500% due 01/01/2053 - 02/01/2053	180,700	156,721
3.000% due 01/01/2053 - 02/01/2053	131,150	116,876
3.500% due 01/01/2053	118,359	108,763
3.500% due 02/01/2053 (f)	1,491	1,371
4.000% due 01/01/2053	66,350	62,800
4.500% due 01/01/2053	23,120	22,432
5.000% due 01/01/2053	29,000	28,805
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	502	389
2.000% due 07/01/2028 - 04/01/2036	6,428	5,779
2.500% due 01/01/2028 - 04/01/2052	66,177	56,753
3.000% due 04/01/2031 - 12/01/2050	106,329	94,906
3.000% due 12/01/2046 (f)	2,274	2,037
3.500% due 05/01/2024 - 03/01/2052	92,422	86,238
4.000% due 05/01/2033 - 06/01/2049	38,941	37,349
4.500% due 01/01/2026 - 01/01/2049	8,366	8,253
5.000% due 04/01/2027 - 03/01/2049	165	165
5.500% due 11/01/2039	101	104
6.000% due 07/01/2036 - 11/01/2040	919	949
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2052 (f)	117,245	102,922
3.500% due 01/01/2038	8,300	7,941
3.500% due 02/01/2049 (f)	89,000	80,867
4.000% due 01/01/2053 (f)	1,657	1,554
4.500% due 01/01/2038 - 02/01/2053	23,400	22,974
5.000% due 01/01/2053 - 02/01/2053	35,700	35,181
5.500% due 01/01/2053	33,700	33,794
6.000% due 01/01/2053 - 02/01/2053	37,500	38,033
6.500% due 01/01/2053	9,400	9,628

Total U.S. Government Agencies (Cost $2,084,997)		1,962,225

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~	880	707

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 3.792% due 03/25/2032 ~	5	5
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,284	1,037
4.860% due 05/27/2053 ~	1,489	1,233
GCAT LLC 2.981% due 09/25/2025 þ	896	868
Ginnie Mae
1.947% due 10/20/2050 •(a)	2,452	288
2.000% due 10/20/2050 (a)	31,094	3,137
2.000% due 01/20/2051 (a)	22,761	2,394
2.500% due 01/20/2051 (a)	26,426	4,140
2.500% due 09/20/2051 (a)	9,163	1,440
3.500% due 01/20/2052	1,603	1,358
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,944	1,570
2.500% due 02/25/2052 ~	4,202	3,394
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	5,621	5,276
JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	22,182	18,592
4.944% due 12/25/2049 •	1,047	971
La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «~	5,365	5,332
3.358% due 01/15/2046 «	1,997	1,907
3.498% due 10/25/2041 «	1,525	1,503
3.508% due 11/24/2042 «~	2,947	2,848
4.250% due 09/29/2046 «	3,970	3,918
MFA Trust 1.381% due 04/25/2065 ~	3,871	3,489
Mortgage Equity Conversion Asset Trust
5.130% due 02/25/2042 ~	4,136	3,845
5.140% due 05/25/2042 ~	12,578	10,979
Structured Asset Mortgage Investments Trust 4.999% due 09/19/2032 ~	7	7
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	2,552	2,248
2.710% due 01/25/2060 ~	2,116	1,949
UBS-Barclays Commercial Mortgage Trust 1.035% due 04/10/2046 ~(a)	12,031	0

Total Non-Agency Mortgage-Backed Securities (Cost $92,870)		84,435

ASSET-BACKED SECURITIES 2.0%
Atlas Senior Loan Fund Ltd. 5.480% due 11/17/2027 ~	969	960
Centex Home Equity Loan Trust 4.689% due 01/25/2032 ~	7	7
Home Equity Asset Trust 4.989% due 11/25/2032 ~	3	2
Marathon CLO Ltd. 5.229% due 04/15/2029 •	2,049	2,036
Marble Point CLO Ltd. 5.119% due 10/15/2030 •	5,800	5,688
MKS CLO Ltd. 5.243% due 07/20/2030 •	2,392	2,351
Tralee CLO Ltd. 5.563% due 07/20/2029 •	2,060	2,040
Venture CLO Ltd. 5.143% due 10/20/2028 •	3,104	3,066
Wellfleet CLO Ltd. 5.133% due 04/20/2029 •	1,882	1,860

Total Asset-Backed Securities (Cost $18,265)		18,010

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (e) 0.3%		2,376

U.S. TREASURY BILLS 1.1%
4.261% due 03/02/2023 - 03/23/2023 (c)(d)(i)	9,425	9,359

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $11,736)		11,735

Total Investments in Securities (Cost $2,207,986)		2,076,540

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short-Term Floating NAV Portfolio III	6,694,263	65,041

Total Short-Term Instruments (Cost $65,041)		65,041

Total Investments in Affiliates (Cost $65,041)		65,041

Total Investments 241.1% (Cost $2,273,027)		$2,141,581
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $34,574)		198
Other Assets and Liabilities, net (141.1)%		(1,253,615)

Net Assets 100.0%		$888,164

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$2,376	U.S. Treasury Bills 0.000% due 06/29/2023		$(2,424)	$2,376	$2,376

Total Repurchase Agreements							$(2,424)	$2,376	$2,376

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				4.470%	12/13/2022	01/12/2023	$(3,536)		$(3,546)
FAR				4.200	11/14/2022	01/12/2023	(98,522)		(99,097)
				4.460	12/13/2022	01/12/2023	(138,496)		(138,856)
RCY				3.800	10/06/2022	01/06/2023	(14,991)		(15,132)
				4.230	10/06/2022	01/06/2023	(7,810)		(7,891)

Total Reverse Repurchase Agreements									$(264,522)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (81.7)%
Fannie Mae, TBA					1.500%	01/17/2038	$1,000	$(880)	$(866)
Fannie Mae, TBA					4.000	01/17/2038	4,300	(4,215)	(4,192)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2038	24,400	(21,879)	(21,705)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2053	98,554	(80,792)	(80,216)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2038	1,625	(1,507)	(1,487)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2053	10,000	(8,482)	(8,470)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2053	62,250	(53,010)	(52,781)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2038	11,100	(10,496)	(10,397)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2053	122,245	(109,920)	(107,312)
Uniform Mortgage-Backed Security, TBA					3.000	02/01/2053	140,350	(125,138)	(123,314)
Uniform Mortgage-Backed Security, TBA					3.500	01/01/2053	127,500	(116,044)	(115,848)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2053	151,850	(140,137)	(138,062)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2053	41,400	(39,603)	(38,832)
Uniform Mortgage-Backed Security, TBA					4.500	01/01/2053	3,000	(2,948)	(2,888)
Uniform Mortgage-Backed Security, TBA					5.500	01/01/2053	14,300	(14,521)	(14,340)
Uniform Mortgage-Backed Security, TBA					5.500	02/01/2053	5,100	(5,162)	(5,112)

Total Short Sales (81.7)%								$(734,734)	$(725,822)

(f)							Securities with an aggregate market value of $275,049 and cash of $1,430 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)							Includes accrued interest.

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(308,929) at a weighted average interest rate of 2.207%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2023	299	$71,076	$(348)	$0	$(19)
U.S. Treasury 10-Year Note March Futures	03/2023	1,882	211,343	(1,778)	0	(264)

$(2,126)	$0	$(283)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2023	299	$(71,151)	$451	$34	$0

Total Futures Contracts	$(1,675)	$34	$(283)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$71,300	$3	$2,146	$2,149	$39	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024	69,800	2,990	309	3,299	64	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2025	194,300	10,040	1,338	11,378	169	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	23,700	2,217	(102)	2,115	36	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	11,200	785	104	889	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	52,900	4,702	597	5,299	104	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	113,400	13,519	925	14,444	0	(62)

Total Swap Agreements	$34,256	$5,317	$39,573	$428	$(62)

Cash of $7,064 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	53,400	$120	$55
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.228	02/06/2023	4,300	46	11
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.530	02/06/2023	6,500	55	82
BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	4,100	31	66
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	2,800	57	46
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	8,400	170	222
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	2,800	58	46
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	8,400	170	222

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	2,700	57	79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	2,700	64	101
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	02/06/2023	500	5	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.518	02/06/2023	22,100	191	289
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.533	02/06/2023	6,200	53	78
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	4,600	34	74
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.720	03/06/2023	7,600	87	90
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	51,400	113	53
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.123	02/06/2023	3,900	44	6
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.635	03/06/2023	1,900	15	24
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.203	02/06/2023	4,400	47	10
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.515	02/06/2023	5,400	46	71
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	27,900	561	445
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	27,900	561	758
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	01/06/2023	4,300	43	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	2,700	54	88
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	2,500	61	108
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	2,500	56	98
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	2,800	82	128

Total Purchased Options							$2,881	$3,251

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	26,700	$(47)	$(19)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	26,700	(40)	(13)
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	14,800	(56)	(178)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	14,500	(62)	(173)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	25,700	(45)	(18)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	25,700	(37)	(12)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	14,500	(52)	(174)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	28,000	(118)	(240)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	15,500	(83)	(133)

							$(540)	$(960)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2053		$92.719	01/05/2023		7,500	$(29)	$(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053		94.031	01/05/2023		3,000	(17)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053		94.906	01/05/2023		10,000	(41)	(110)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053		96.906	01/05/2023		10,000	(37)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2053		94.906	02/06/2023		10,000	(52)	(69)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		99.813	02/06/2023		3,700	(25)	(23)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.977	02/06/2023	9,500	(62)	(65)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	2,800	(19)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	3,700	(23)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	2,800	(17)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.438	02/06/2023	8,500	(48)	(9)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	11,100	(95)	(171)
	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	11,100	(95)	(180)
	Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	11,100	(81)	(28)
	Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	11,100	(81)	(25)
	Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	1,900	(16)	(26)
	Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	1,900	(14)	(6)
	Put - OTC Fannie Mae 5.500% due 03/01/2053	99.766	03/06/2023	4,500	(31)	(45)
	Put - OTC Fannie Mae 5.500% due 03/01/2053	99.781	03/06/2023	5,000	(34)	(50)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.266	01/05/2023	2,000	(5)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	95.563	01/05/2023	16,200	(56)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 03/01/2053	95.250	03/06/2023	15,000	(169)	(336)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2053	90.594	01/05/2023	13,900	(115)	(379)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2053	92.719	01/05/2023	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.031	01/05/2023	4,500	(25)	(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.703	01/05/2023	3,000	(7)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	95.266	01/05/2023	9,000	(32)	(4)
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053	97.578	03/06/2023	5,700	(45)	(53)
	Call - OTC Fannie Mae 5.000% due 03/01/2053	99.578	03/06/2023	5,700	(41)	(42)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	96.031	01/05/2023	15,500	(82)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2053	98.563	02/06/2023	6,000	(45)	(55)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	12,500	(88)	(76)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.938	02/06/2023	6,500	(42)	(44)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	16,500	(111)	(115)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.063	02/06/2023	19,000	(125)	(138)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	12,500	(72)	(29)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	25,000	(145)	(44)

					$(2,023)	$(2,210)

Total Written Options					$(2,563)	$(3,170)

(i)

Securities with an aggregate market value of $1,650 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$0		$135	$0	$135
U.S. Government Agencies		0		1,962,225	0	1,962,225
Non-Agency Mortgage-Backed Securities		0		68,927	15,508	84,435
Asset-Backed Securities		0		18,010	0	18,010
Short-Term Instruments
Repurchase Agreements		0		2,376	0	2,376
U.S. Treasury Bills		0		9,359	0	9,359

		$0		$2,061,032	$15,508	$2,076,540
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$65,041		$0	$0	$65,041

Total Investments		$65,041		$2,061,032	$15,508	$2,141,581

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Government Agencies	$0	$(725,822)	$0	$(725,822)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	462	0	462
Over the counter	0	3,251	0	3,251

$0	$3,713	$0	$3,713
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(345)	0	(345)
Over the counter	0	(3,170)	0	(3,170)

$0	$(3,515)	$0	$(3,515)

Total Financial Derivative Instruments	$0	$198	$0	$198

Totals	$65,041	$1,335,408	$15,508	$1,415,957

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022(1)

Investments in Securities, at Value
U.S. Government Agencies	$1,791	$0	$(914)	$0	$14	$(153)	$0	$(738)	$0	$0
Non-Agency Mortgage-Backed Securities	17,829	0	(2,056)	1	15	(281)	0	0	15,508	(281)

Totals	$19,620	$0	$(2,970)	$1	$29	$(434)	$0	$(738)	$15,508	$(281)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$15,508	Discounted Cash Flow	Discount Rate	4.460 - 7.680	5.677

Total	$15,508

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
AP Core Holdings LLC 9.884% (LIBOR01M + 5.500%) due 09/01/2027 ~	$14,850	$13,468
Caesars Resort Collection LLC 7.134% (LIBOR01M + 2.750%) due 12/23/2024 ~	5,911	5,905
Diamond Sports Group LLC 7.567% due 08/24/2026	7,258	931
DirecTV Financing LLC 9.384% (LIBOR01M + 5.000%) due 08/02/2027 ~	3,999	3,902
Dun & Bradstreet Corp. 7.639% (LIBOR01M + 3.250%) due 02/06/2026 ~	8,621	8,557
LBM Acquisition LLC 7.121% (LIBOR06M + 3.750%) due 12/17/2027 ~	12,369	10,779
McAfee LLC 7.974% due 03/01/2029	9,975	9,312
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~	16,679	15,764
Sotera Health Holdings LLC 7.165% (LIBOR03M + 2.750%) due 12/11/2026 ~	40,000	37,100
Surgery Center Holdings, Inc. 8.050% (LIBOR03M + 3.750%) due 08/31/2026 ~	13,092	12,960
Team Health Holdings, Inc. 7.134% (LIBOR01M + 2.750%) due 02/06/2024 ~	34,209	29,420
U.S. Renal Care, Inc. 9.438% (LIBOR01M + 5.000%) due 06/26/2026 ~	22,641	12,778

Total Loan Participations and Assignments (Cost $186,989)		160,876

CORPORATE BONDS & NOTES 83.4%
BANKING & FINANCE 8.2%
Acrisure LLC 4.250% due 02/15/2029	8,000	6,614
Allied Universal Holdco LLC
4.625% due 06/01/2028	15,750	12,959
6.000% due 06/01/2029	5,000	3,635
6.625% due 07/15/2026	7,000	6,419
Ally Financial, Inc. 8.000% due 11/01/2031	20,000	20,738
AmWINS Group, Inc. 4.875% due 06/30/2029	10,000	8,495
Coinbase Global, Inc.
3.375% due 10/01/2028	5,750	3,047
3.625% due 10/01/2031	3,000	1,449
CTR Partnership LP 3.875% due 06/30/2028	10,000	8,491
Curo Group Holdings Corp. 7.500% due 08/01/2028	13,350	6,245
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	5,000	4,781
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	15,000	13,045
2.900% due 02/16/2028	7,600	6,286
2.900% due 02/10/2029	15,000	12,001
3.375% due 11/13/2025	11,500	10,417
3.664% due 09/08/2024	10,000	9,543
4.000% due 11/13/2030	25,000	20,570
4.125% due 08/17/2027	19,500	17,497
4.134% due 08/04/2025	17,500	16,418
4.271% due 01/09/2027	8,000	7,250
4.389% due 01/08/2026	3,975	3,712
4.542% due 08/01/2026	5,000	4,616
5.113% due 05/03/2029	10,000	9,078
5.125% due 06/16/2025	17,250	16,621
5.584% due 03/18/2024	20,000	19,781
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	12,000	10,253
6.500% due 10/01/2025	12,656	11,921
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	15,271	14,950
HAT Holdings LLC
3.375% due 06/15/2026	7,000	6,091
3.750% due 09/15/2030	7,000	5,156

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

Howard Hughes Corp.
4.125% due 02/01/2029		15,000	12,584
4.375% due 02/01/2031		10,000	8,105
5.375% due 08/01/2028		6,000	5,415
Intesa Sanpaolo SpA
5.017% due 06/26/2024		5,000	4,809
5.710% due 01/15/2026		10,000	9,621
7.700% due 09/17/2025 •(e)(f)		5,000	4,549
LFS Topco LLC 5.875% due 10/15/2026		7,000	5,658
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(e)(f)		25,000	24,288
Midcap Financial Issuer Trust
5.625% due 01/15/2030		5,000	4,056
6.500% due 05/01/2028		10,000	8,615
MPT Operating Partnership LP
3.500% due 03/15/2031		14,000	9,626
4.625% due 08/01/2029		7,000	5,351
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	3,868
5.500% due 08/15/2028		8,000	6,536
5.750% due 11/15/2031		5,000	3,894
NCL Finance Ltd. 6.125% due 03/15/2028		5,000	3,697
Nexi SpA
1.625% due 04/30/2026	EUR	5,000	4,892
2.125% due 04/30/2029		5,000	4,357
OneMain Finance Corp.
3.500% due 01/15/2027		$8,500	7,048
4.000% due 09/15/2030		8,500	6,353
5.375% due 11/15/2029		7,000	5,737
5.625% due 03/15/2023		8,000	7,983
6.125% due 03/15/2024		4,000	3,878
6.625% due 01/15/2028		5,000	4,613
6.875% due 03/15/2025		10,000	9,629
7.125% due 03/15/2026		10,000	9,531
Oxford Finance LLC 6.375% due 02/01/2027		10,000	9,321
Park Intermediate Holdings LLC
4.875% due 05/15/2029		2,000	1,696
5.875% due 10/01/2028		2,750	2,497
7.500% due 06/01/2025		7,000	7,007
Paysafe Finance PLC 4.000% due 06/15/2029		18,000	13,928
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		12,000	9,377
5.750% due 09/15/2031		7,000	5,561
Provident Funding Associates LP 6.375% due 06/15/2025		7,000	6,125
RHP Hotel Properties LP
4.500% due 02/15/2029		12,000	10,366
4.750% due 10/15/2027		10,000	9,066
RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,230
4.000% due 09/15/2029		15,700	12,750
Rocket Mortgage LLC
3.625% due 03/01/2029		2,500	1,985
3.875% due 03/01/2031		7,000	5,360
4.000% due 10/15/2033		10,000	7,483
SBA Communications Corp.
3.125% due 02/01/2029		20,000	16,665
3.875% due 02/15/2027		20,750	18,783

			622,972

INDUSTRIALS 70.3%
180 Medical, Inc. 3.875% due 10/15/2029		10,000	8,611
Academy Ltd. 6.000% due 11/15/2027		10,000	9,588
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		15,000	14,251
AdaptHealth LLC
4.625% due 08/01/2029		6,000	5,031
5.125% due 03/01/2030		7,000	5,968
6.125% due 08/01/2028		7,000	6,445
Adient Global Holdings Ltd. 4.875% due 08/15/2026		15,000	13,987
ADT Security Corp.
4.125% due 08/01/2029		4,000	3,407
4.875% due 07/15/2032		11,000	9,368
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		20,000	15,280
Air Canada
3.875% due 08/15/2026		10,000	8,874
4.625% due 08/15/2029	CAD	7,150	4,628

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

Albertsons Cos., Inc.
3.250% due 03/15/2026		$2,125	1,941
3.500% due 03/15/2029		20,000	16,824
4.625% due 01/15/2027		12,000	11,173
4.875% due 02/15/2030		10,000	8,942
7.500% due 03/15/2026		5,000	5,114
Albion Financing 1 SARL 6.125% due 10/15/2026		12,675	11,322
Allison Transmission, Inc.
3.750% due 01/30/2031		7,500	6,178
4.750% due 10/01/2027		5,000	4,645
5.875% due 06/01/2029		7,000	6,586
Altice Financing SA
3.000% due 01/15/2028	EUR	4,000	3,394
4.250% due 08/15/2029		5,000	4,344
5.750% due 08/15/2029		$15,000	11,827
Altice France Holding SA 6.000% due 02/15/2028		10,000	5,924
Altice France SA
5.125% due 01/15/2029		16,000	12,057
5.125% due 07/15/2029		14,000	10,521
5.500% due 01/15/2028		20,000	15,705
5.500% due 10/15/2029		11,250	8,599
AMC Networks, Inc.
4.250% due 02/15/2029		12,500	7,807
4.750% due 08/01/2025		3,500	2,666
5.000% due 04/01/2024		1,563	1,464
American Airlines Pass-Through Trust 3.375% due 11/01/2028		3,254	2,720
American Airlines, Inc.
5.500% due 04/20/2026		30,000	28,902
5.750% due 04/20/2029		27,750	25,412
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		15,500	12,690
4.000% due 01/15/2028		20,000	17,878
Amsted Industries, Inc. 4.625% due 05/15/2030		10,125	8,681
ANGI Group LLC 3.875% due 08/15/2028		5,000	3,719
Antero Resources Corp. 5.375% due 03/01/2030		10,000	9,285
Apache Corp. 4.875% due 11/15/2027		12,500	11,411
APi Group DE, Inc. 4.125% due 07/15/2029		20,750	17,222
Aramark Services, Inc.
5.000% due 02/01/2028		9,000	8,415
6.375% due 05/01/2025		5,500	5,444
Arches Buyer, Inc.
4.250% due 06/01/2028		20,000	15,669
6.125% due 12/01/2028		7,500	6,029
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		7,000	5,955
4.000% due 09/01/2029		10,000	7,944
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		7,000	6,251
7.000% due 11/01/2026		5,000	4,858
8.250% due 12/31/2028		4,000	3,926
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		10,000	8,060
7.500% due 09/30/2029		4,000	2,544
At Home Group, Inc. 4.875% due 07/15/2028		3,000	2,119
ATS Corp. 4.125% due 12/15/2028		10,000	8,639
Avantor Funding, Inc.
3.875% due 11/01/2029		5,500	4,626
4.625% due 07/15/2028		17,500	15,938
Avient Corp.
5.750% due 05/15/2025		6,250	6,105
7.125% due 08/01/2030		11,000	10,768
Axalta Coating Systems Dutch Holding B BV 3.750% due 01/15/2025	EUR	250	257
Axalta Coating Systems LLC
3.375% due 02/15/2029		$16,000	13,222
4.750% due 06/15/2027		8,000	7,408
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		9,500	8,161
3.875% due 01/15/2028		10,000	8,968
4.000% due 10/15/2030		25,000	20,297
4.375% due 01/15/2028		4,000	3,587
5.750% due 04/15/2025		5,000	4,970
Ball Corp.
2.875% due 08/15/2030		17,000	13,603
3.125% due 09/15/2031		6,500	5,229
4.000% due 11/15/2023		2,000	1,963

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

5.250% due 07/01/2025		7,500	7,415
Bath & Body Works, Inc.
6.625% due 10/01/2030		12,000	11,281
6.875% due 11/01/2035		20,000	17,814
Bausch Health Cos., Inc.
4.875% due 06/01/2028		10,000	6,379
5.500% due 11/01/2025		16,000	13,625
5.750% due 08/15/2027		8,000	5,458
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		21,000	18,859
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		10,000	8,323
4.500% due 11/15/2026		5,000	4,679
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	12,000	11,858
BellRing Brands, Inc. 7.000% due 03/15/2030		$5,000	4,818
Black Knight InfoServ LLC 3.625% due 09/01/2028		12,750	11,092
Block, Inc.
2.750% due 06/01/2026		2,500	2,237
3.500% due 06/01/2031		12,000	9,590
Boise Cascade Co. 4.875% due 07/01/2030		7,500	6,574
Bombardier, Inc.
7.125% due 06/15/2026		12,000	11,664
7.500% due 03/15/2025		10,566	10,485
7.875% due 04/15/2027		10,000	9,720
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		15,000	13,316
4.000% due 07/01/2029		5,250	4,628
Boyd Gaming Corp.
4.750% due 12/01/2027		7,000	6,530
4.750% due 06/15/2031		10,000	8,712
Buckeye Partners LP
4.125% due 03/01/2025		7,000	6,678
4.500% due 03/01/2028		5,000	4,403
5.850% due 11/15/2043		2,625	1,973
Builders FirstSource, Inc.
4.250% due 02/01/2032		7,000	5,687
5.000% due 03/01/2030		12,000	10,653
Cable One, Inc. 4.000% due 11/15/2030		7,000	5,502
Cablevision Lightpath LLC
3.875% due 09/15/2027		6,000	4,974
5.625% due 09/15/2028		7,000	5,213
Caesars Entertainment, Inc.
4.625% due 10/15/2029		20,000	16,312
6.250% due 07/01/2025		14,250	13,875
Caesars Resort Collection LLC 5.750% due 07/01/2025		5,000	4,902
Callon Petroleum Co. 7.500% due 06/15/2030		9,000	8,247
Camelot Finance SA 4.500% due 11/01/2026		12,500	11,735
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		10,000	9,092
Carnival Corp.
4.000% due 08/01/2028		25,500	20,843
5.750% due 03/01/2027		20,000	14,315
6.000% due 05/01/2029		8,500	5,680
7.625% due 03/01/2026		16,000	12,710
10.500% due 02/01/2026		5,000	5,032
Cascades, Inc.
5.125% due 01/15/2026		7,000	6,385
5.375% due 01/15/2028		7,500	6,584
Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	5,000	4,385
3.125% due 02/15/2029		$15,750	12,561
3.500% due 04/01/2030		10,500	8,304
5.000% due 07/15/2027		7,000	6,524
CCO Holdings LLC
4.250% due 02/01/2031		30,000	24,132
4.250% due 01/15/2034		15,000	11,100
4.500% due 08/15/2030		27,750	22,988
4.500% due 05/01/2032		25,000	19,948
4.500% due 06/01/2033		25,000	19,231
4.750% due 03/01/2030		27,000	23,347
5.000% due 02/01/2028		17,500	15,928
5.125% due 05/01/2027		10,000	9,343
5.375% due 06/01/2029		12,500	11,332
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		9,000	7,768
CDI Escrow Issuer, Inc. 5.750% due 04/01/2030		15,000	13,473

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

Cedar Fair LP 5.250% due 07/15/2029		7,500	6,747
Central Garden & Pet Co.
4.125% due 10/15/2030		5,000	4,115
5.125% due 02/01/2028		1,500	1,398
Cheniere Energy, Inc. 4.625% due 10/15/2028		20,000	18,116
Chesapeake Energy Corp.
5.500% due 02/01/2026		6,000	5,798
5.875% due 02/01/2029		4,650	4,413
6.750% due 04/15/2029		30,000	29,248
Churchill Downs, Inc.
4.750% due 01/15/2028		15,000	13,446
5.500% due 04/01/2027		5,000	4,746
Clarios Global LP
4.375% due 05/15/2026	EUR	4,000	3,970
6.250% due 05/15/2026		$12,600	12,335
6.750% due 05/15/2025		5,000	5,019
8.500% due 05/15/2027		5,000	4,893
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		20,000	17,352
4.875% due 07/01/2029		9,825	8,367
Clean Harbors, Inc. 4.875% due 07/15/2027		5,000	4,746
Clearwater Paper Corp.
4.750% due 08/15/2028		5,000	4,416
5.375% due 02/01/2025		3,000	2,930
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		20,000	16,881
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		10,000	9,520
8.750% due 04/15/2030		16,250	13,940
CNX Midstream Partners LP 4.750% due 04/15/2030		5,000	4,110
Coherent Corp. 5.000% due 12/15/2029		17,000	14,683
Colgate Energy Partners LLC 5.875% due 07/01/2029		10,000	8,602
CommScope Technologies LLC
5.000% due 03/15/2027		12,000	8,169
6.000% due 06/15/2025		10,000	9,121
CommScope, Inc.
4.750% due 09/01/2029		14,700	11,879
6.000% due 03/01/2026		5,000	4,625
7.125% due 07/01/2028		10,000	7,165
8.250% due 03/01/2027		11,000	8,542
Community Health Systems, Inc.
4.750% due 02/15/2031		17,000	12,374
5.250% due 05/15/2030		10,000	7,558
5.625% due 03/15/2027		18,750	16,111
6.000% due 01/15/2029		5,075	4,252
6.125% due 04/01/2030		5,000	2,485
6.875% due 04/15/2029		10,000	5,158
8.000% due 03/15/2026		10,000	9,125
Comstock Resources, Inc.
5.875% due 01/15/2030		7,000	6,027
6.750% due 03/01/2029		10,000	9,043
Condor Merger Sub, Inc. 7.375% due 02/15/2030		5,750	4,633
Connect Finco SARL 6.750% due 10/01/2026		10,000	9,288
Consolidated Communications, Inc. 5.000% due 10/01/2028		4,000	2,955
CoreLogic, Inc. 4.500% due 05/01/2028		20,000	15,370
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		3,000	2,118
Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	10,498
5.000% due 04/15/2026		$9,000	8,547
6.500% due 04/15/2026		13,500	12,981
Covanta Holding Corp.
4.875% due 12/01/2029		8,000	6,565
5.000% due 09/01/2030		5,000	4,049
Crocs, Inc. 4.125% due 08/15/2031		14,000	11,427
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		15,000	12,676
Crown Americas LLC
4.250% due 09/30/2026		10,000	9,553
4.750% due 02/01/2026		5,000	4,862
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		500	516
CSC Holdings LLC
3.375% due 02/15/2031		15,250	9,970
4.125% due 12/01/2030		10,000	7,080

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

4.625% due 12/01/2030	10,000	5,548
5.375% due 02/01/2028	5,000	4,039
5.500% due 04/15/2027	12,000	10,092
5.750% due 01/15/2030	18,000	10,192
6.500% due 02/01/2029	10,000	8,196
DaVita, Inc.
3.750% due 02/15/2031	27,000	20,211
4.625% due 06/01/2030	25,000	20,164
Diamond BC BV 4.625% due 10/01/2029	7,500	6,028
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (a)	167	159
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «	88	86
Diamond Sports Group LLC 5.375% due 08/15/2026	10,000	1,188
DirecTV Financing LLC 5.875% due 08/15/2027	21,500	19,276
DISH DBS Corp.
5.250% due 12/01/2026	16,000	13,507
5.750% due 12/01/2028	16,850	13,480
5.875% due 11/15/2024	13,500	12,572
7.750% due 07/01/2026	12,250	9,904
DISH Network Corp. 11.750% due 11/15/2027	9,250	9,538
DKT Finance ApS 9.375% due 06/17/2023	5,000	4,956
DT Midstream, Inc.
4.125% due 06/15/2029	9,525	8,201
4.375% due 06/15/2031	13,250	11,133
Dun & Bradstreet Corp. 5.000% due 12/15/2029	9,000	7,714
Edgewell Personal Care Co.
4.125% due 04/01/2029	10,000	8,539
5.500% due 06/01/2028	7,500	7,027
Elanco Animal Health, Inc. 6.400% due 08/28/2028	10,000	9,565
Element Solutions, Inc. 3.875% due 09/01/2028	15,000	12,774
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	10,000	9,153
Endo Dac 6.000% due 06/30/2028 ^(b)	5,000	275
Energizer Holdings, Inc.
4.375% due 03/31/2029	12,500	10,621
4.750% due 06/15/2028	10,000	8,682
EnLink Midstream LLC
5.375% due 06/01/2029	2,500	2,317
5.625% due 01/15/2028	2,200	2,099
6.500% due 09/01/2030	12,000	11,893
EnLink Midstream Partners LP
4.150% due 06/01/2025	4,768	4,514
4.850% due 07/15/2026	5,000	4,709
5.450% due 06/01/2047	6,375	5,132
EQM Midstream Partners LP
4.000% due 08/01/2024	5,612	5,403
4.125% due 12/01/2026	4,000	3,566
4.500% due 01/15/2029	8,000	6,731
4.750% due 01/15/2031	10,000	8,195
5.500% due 07/15/2028	5,000	4,480
6.000% due 07/01/2025	918	887
6.500% due 07/01/2027	6,000	5,745
6.500% due 07/15/2048	8,600	6,462
7.500% due 06/01/2030	5,750	5,548
FAGE International SA 5.625% due 08/15/2026	3,705	3,443
Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	8,475
6.750% due 01/15/2030	10,000	8,085
First Student Bidco, Inc. 4.000% due 07/31/2029	22,250	18,436
Ford Motor Co.
3.250% due 02/12/2032	13,750	10,336
6.100% due 08/19/2032	17,500	16,192
Frontier Communications Holdings LLC
5.000% due 05/01/2028	8,500	7,429
5.875% due 10/15/2027	10,000	9,308
6.750% due 05/01/2029	10,000	8,286
8.750% due 05/15/2030	5,000	5,093
Gap, Inc.
3.625% due 10/01/2029	10,000	7,067
3.875% due 10/01/2031	15,000	10,486
Garda World Security Corp.
4.625% due 02/15/2027	12,000	10,616
6.000% due 06/01/2029	5,000	4,069

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

Gartner, Inc.
3.625% due 06/15/2029		10,000	8,799
3.750% due 10/01/2030		5,000	4,318
4.500% due 07/01/2028		5,000	4,671
GFL Environmental, Inc.
3.500% due 09/01/2028		10,000	8,805
4.000% due 08/01/2028		10,000	8,563
4.250% due 06/01/2025		4,000	3,828
5.125% due 12/15/2026		2,500	2,395
Global Medical Response, Inc. 6.500% due 10/01/2025		20,000	14,346
goeasy Ltd.
4.375% due 05/01/2026		5,000	4,432
5.375% due 12/01/2024		8,500	8,169
GoTo Group, Inc. 5.500% due 09/01/2027		5,000	2,697
Graphic Packaging International LLC
3.500% due 03/15/2028		5,000	4,359
3.500% due 03/01/2029		5,000	4,280
3.750% due 02/01/2030		10,000	8,513
4.125% due 08/15/2024		5,000	4,920
Grifols Escrow Issuer SA 4.750% due 10/15/2028		7,600	6,571
H-Food Holdings LLC 8.500% due 06/01/2026		12,000	6,979
Harsco Corp. 5.750% due 07/31/2027		4,000	3,165
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		8,000	7,255
HCA, Inc. 8.360% due 04/15/2024		3,000	3,088
HealthEquity, Inc. 4.500% due 10/01/2029		5,000	4,376
Hertz Corp.
4.625% due 12/01/2026		5,000	4,194
5.000% due 12/01/2029		3,000	2,280
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		20,000	16,052
3.750% due 05/01/2029		8,000	6,931
4.000% due 05/01/2031		8,000	6,710
4.875% due 01/15/2030		10,000	9,079
5.375% due 05/01/2025		5,000	4,962
5.750% due 05/01/2028		5,250	5,102
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		14,000	11,444
5.000% due 06/01/2029		10,000	8,613
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		5,000	4,768
Hologic, Inc. 3.250% due 02/15/2029		10,500	9,033
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		7,175	6,887
Howmet Aerospace, Inc.
5.125% due 10/01/2024		5,000	4,955
5.950% due 02/01/2037		7,500	7,293
iHeartCommunications, Inc.
4.750% due 01/15/2028		10,000	8,159
5.250% due 08/15/2027		15,000	12,730
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		10,000	8,669
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		5,000	4,398
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		5,500	4,658
Imola Merger Corp. 4.750% due 05/15/2029		20,500	17,827
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	3,250	2,967
3.375% due 01/15/2026		$7,000	6,440
Ingevity Corp. 3.875% due 11/01/2028		9,000	7,755
Innophos Holdings, Inc. 9.375% due 02/15/2028		10,000	9,829
Installed Building Products, Inc. 5.750% due 02/01/2028		10,000	9,007
International Game Technology PLC
5.250% due 01/15/2029		5,000	4,668
6.250% due 01/15/2027		3,000	2,982
6.500% due 02/15/2025		3,170	3,194
IQVIA, Inc.
5.000% due 10/15/2026		20,000	19,141
5.000% due 05/15/2027		5,000	4,777
IRB Holding Corp. 7.000% due 06/15/2025		20,000	19,981
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (a)		12,760	10,974

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

JELD-WEN, Inc.
4.625% due 12/15/2025		7,000	5,872
4.875% due 12/15/2027		10,000	7,542
6.250% due 05/15/2025		5,500	5,183
Kaiser Aluminum Corp.
4.500% due 06/01/2031		4,500	3,623
4.625% due 03/01/2028		11,250	9,834
KFC Holding Co. 4.750% due 06/01/2027		7,000	6,732
Kinetik Holdings LP 5.875% due 06/15/2030		12,000	11,270
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026		8,000	6,930
7.000% due 12/31/2027		3,000	2,471
LABL, Inc.
5.875% due 11/01/2028		4,000	3,493
6.750% due 07/15/2026		14,000	13,218
Lamar Media Corp.
3.625% due 01/15/2031		5,000	4,140
3.750% due 02/15/2028		5,565	4,990
4.875% due 01/15/2029		5,000	4,609
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030		5,000	4,423
4.375% due 01/31/2032		3,000	2,625
4.875% due 05/15/2028		8,000	7,594
LBM Acquisition LLC 6.250% due 01/15/2029		20,000	12,753
Legacy LifePoint Health LLC
4.375% due 02/15/2027		10,000	8,474
6.750% due 04/15/2025		2,000	1,885
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		5,500	4,902
Level 3 Financing, Inc.
3.625% due 01/15/2029		5,000	3,670
3.750% due 07/15/2029		15,000	10,811
4.250% due 07/01/2028		7,000	5,530
Levi Strauss & Co. 3.500% due 03/01/2031		5,000	3,975
LifePoint Health, Inc. 5.375% due 01/15/2029		7,500	4,248
Lindblad Expeditions LLC 6.750% due 02/15/2027		10,000	9,084
Live Nation Entertainment, Inc.
4.750% due 10/15/2027		4,000	3,568
4.875% due 11/01/2024		7,000	6,789
6.500% due 05/15/2027		10,750	10,541
Madison IAQ LLC
4.125% due 06/30/2028		15,000	12,562
5.875% due 06/30/2029		14,000	9,622
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		8,000	6,647
4.750% due 01/15/2028		9,000	7,851
6.125% due 09/15/2025		1,226	1,264
Masonite International Corp. 5.375% due 02/01/2028		7,000	6,484
Mattel, Inc.
3.375% due 04/01/2026		7,000	6,445
3.750% due 04/01/2029		6,000	5,279
5.875% due 12/15/2027		5,000	4,913
6.200% due 10/01/2040		750	649
Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	10,000	10,338
5.500% due 04/15/2024		$16,000	15,591
Medline Borrower LP
3.875% due 04/01/2029		30,000	24,232
5.250% due 10/01/2029		25,000	19,901
MEG Energy Corp.
5.875% due 02/01/2029		5,000	4,722
7.125% due 02/01/2027		10,000	10,214
Merlin Entertainments Ltd. 5.750% due 06/15/2026		5,000	4,689
MGM Resorts International
4.625% due 09/01/2026		10,000	9,183
5.750% due 06/15/2025		5,727	5,574
6.000% due 03/15/2023		6,000	5,991
Michaels Cos., Inc. 5.250% due 05/01/2028		10,000	8,057
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		15,000	12,782
Moog, Inc. 4.250% due 12/15/2027		20,000	18,534
Motion Bondco DAC 6.625% due 11/15/2027		9,000	7,762
MPH Acquisition Holdings LLC
5.500% due 09/01/2028		12,975	10,148
5.750% due 11/01/2028		20,000	13,344

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

MSCI, Inc.
3.250% due 08/15/2033		10,000	7,737
3.625% due 09/01/2030		4,000	3,332
3.875% due 02/15/2031		10,000	8,332
4.000% due 11/15/2029		10,000	8,728
Nabors Industries, Inc.
7.375% due 05/15/2027		6,750	6,546
9.000% due 02/01/2025		4,725	4,791
NCL Corp. Ltd.
3.625% due 12/15/2024		5,250	4,494
5.875% due 03/15/2026		7,000	5,510
5.875% due 02/15/2027		3,500	3,036
NCR Corp.
5.000% due 10/01/2028		7,000	5,979
5.125% due 04/15/2029		5,000	4,191
5.250% due 10/01/2030		8,500	7,026
5.750% due 09/01/2027		6,000	5,751
NESCO Holdings, Inc. 5.500% due 04/15/2029		6,250	5,477
Nexstar Media, Inc.
4.750% due 11/01/2028		10,000	8,665
5.625% due 07/15/2027		10,000	9,194
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,250	4,129
4.250% due 09/15/2024		91	85
4.500% due 09/15/2027		11,500	10,568
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		2,342	2,606
Northriver Midstream Finance LP 5.625% due 02/15/2026		15,300	14,517
Novelis Corp.
3.250% due 11/15/2026		15,000	13,466
3.875% due 08/15/2031		17,000	13,902
4.750% due 01/30/2030		25,000	22,220
NuStar Logistics LP
5.750% due 10/01/2025		7,000	6,741
6.375% due 10/01/2030		7,500	6,948
Occidental Petroleum Corp.
5.550% due 03/15/2026		5,000	4,989
6.200% due 03/15/2040		10,000	9,804
6.375% due 09/01/2028		6,500	6,572
6.450% due 09/15/2036		15,000	15,334
6.600% due 03/15/2046		17,500	18,047
6.625% due 09/01/2030		14,000	14,499
7.500% due 05/01/2031		5,000	5,351
8.875% due 07/15/2030		10,000	11,307
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	6,000	5,234
4.250% due 10/01/2028		$28,000	22,768
5.375% due 10/01/2029	EUR	8,650	6,753
6.250% due 10/01/2029		$16,000	12,168
ON Semiconductor Corp. 3.875% due 09/01/2028		10,000	8,742
Open Text Corp. 3.875% due 12/01/2029		7,250	5,841
Open Text Holdings, Inc. 4.125% due 12/01/2031		7,500	5,841
Option Care Health, Inc. 4.375% due 10/31/2029		12,000	10,512
Organon & Co.
4.125% due 04/30/2028		25,000	22,179
5.125% due 04/30/2031		22,000	19,088
Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	4,155
4.625% due 03/15/2030		5,500	4,559
5.000% due 08/15/2027		15,000	13,527
6.250% due 06/15/2025		7,500	7,442
Owens & Minor, Inc. 6.625% due 04/01/2030		10,000	8,607
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		12,000	10,736
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		25,000	22,216
Pactiv LLC 7.950% due 12/15/2025		10,972	10,614
Papa John's International, Inc. 3.875% due 09/15/2029		5,000	4,181
Park River Holdings, Inc.
5.625% due 02/01/2029		11,000	7,339
6.750% due 08/01/2029		7,000	4,814
PDC Energy, Inc. 5.750% due 05/15/2026		10,000	9,562
Performance Food Group, Inc.
4.250% due 08/01/2029		8,000	6,942
5.500% due 10/15/2027		8,500	8,035
6.875% due 05/01/2025		3,500	3,513

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

Permian Resources Operating LLC
5.375% due 01/15/2026		9,500	8,663
6.875% due 04/01/2027		8,000	7,559
PetSmart, Inc.
4.750% due 02/15/2028		25,000	22,680
7.750% due 02/15/2029		22,000	20,703
PGT Innovations, Inc. 4.375% due 10/01/2029		13,500	11,320
Post Holdings, Inc.
4.500% due 09/15/2031		2,000	1,685
4.625% due 04/15/2030		20,475	17,707
5.500% due 12/15/2029		12,000	10,884
5.625% due 01/15/2028		7,500	7,071
5.750% due 03/01/2027		6,871	6,655
PRA Health Sciences, Inc. 2.875% due 07/15/2026		5,000	4,531
Premier Entertainment Sub LLC 5.625% due 09/01/2029		12,000	8,864
Presidio Holdings, Inc. 4.875% due 02/01/2027		12,000	10,962
Prime Security Services Borrower LLC
3.375% due 08/31/2027		14,000	12,107
5.250% due 04/15/2024		8,000	7,872
5.750% due 04/15/2026		8,000	7,718
6.250% due 01/15/2028		14,000	12,771
Radiate Holdco LLC
4.500% due 09/15/2026		15,000	11,044
6.500% due 09/15/2028		11,000	4,627
Range Resources Corp.
4.750% due 02/15/2030		5,000	4,413
4.875% due 05/15/2025		5,000	4,758
8.250% due 01/15/2029		5,000	5,159
ROBLOX Corp. 3.875% due 05/01/2030		10,000	7,895
Rockcliff Energy LLC 5.500% due 10/15/2029		20,000	18,324
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	3,027
4.800% due 05/15/2030		6,000	5,290
4.950% due 07/15/2029		11,750	10,580
6.875% due 04/15/2040		5,000	4,213
Rolls-Royce PLC
3.625% due 10/14/2025		3,000	2,775
4.625% due 02/16/2026	EUR	1,750	1,822
5.750% due 10/15/2027		$8,500	8,110
5.750% due 10/15/2027	GBP	1,750	1,947
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$14,000	11,334
5.375% due 07/15/2027		5,000	4,055
5.500% due 08/31/2026		30,000	25,275
5.500% due 04/01/2028		13,750	10,998
9.250% due 01/15/2029		10,000	10,288
11.500% due 06/01/2025		5,588	6,005
RP Escrow Issuer LLC 5.250% due 12/15/2025		5,000	3,825
Sabre Global, Inc.
7.375% due 09/01/2025		7,250	6,980
9.250% due 04/15/2025		5,000	4,989
11.250% due 12/15/2027		7,000	7,212
Scientific Games Holdings LP 6.625% due 03/01/2030		10,000	8,460
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		18,000	15,479
6.625% due 05/01/2029		7,000	5,647
Scotts Miracle-Gro Co.
4.000% due 04/01/2031		3,000	2,296
4.375% due 02/01/2032		3,000	2,266
Scripps Escrow, Inc.
3.875% due 01/15/2029		7,000	5,628
5.375% due 01/15/2031		2,750	2,208
5.875% due 07/15/2027		7,500	6,706
Seagate HDD Cayman 9.625% due 12/01/2032		12,546	13,777
Sealed Air Corp.
5.000% due 04/15/2029		5,000	4,707
5.125% due 12/01/2024		5,000	4,921
6.875% due 07/15/2033		8,710	8,647
Select Medical Corp. 6.250% due 08/15/2026		10,000	9,529
Sensata Technologies BV 5.000% due 10/01/2025		7,000	6,848
Sensata Technologies, Inc.
3.750% due 02/15/2031		15,000	12,363
4.375% due 02/15/2030		5,000	4,361
Sigma Holdco BV 7.875% due 05/15/2026		20,000	14,339

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

Simmons Foods, Inc. 4.625% due 03/01/2029		15,000	12,229
Sinclair Television Group, Inc.
4.125% due 12/01/2030		10,000	7,510
5.125% due 02/15/2027		1,000	817
5.500% due 03/01/2030		4,000	2,803
Sirius XM Radio, Inc.
3.125% due 09/01/2026		5,000	4,446
3.875% due 09/01/2031		5,000	3,910
4.000% due 07/15/2028		16,000	13,956
4.125% due 07/01/2030		15,000	12,412
5.000% due 08/01/2027		5,000	4,633
SM Energy Co. 6.500% due 07/15/2028		10,000	9,600
Southwestern Energy Co.
4.750% due 02/01/2032		10,000	8,565
5.375% due 02/01/2029		15,000	13,928
5.375% due 03/15/2030		12,500	11,424
7.750% due 10/01/2027		4,000	4,083
Spectrum Brands, Inc.
3.875% due 03/15/2031		10,000	7,790
5.000% due 10/01/2029		10,000	8,671
5.750% due 07/15/2025		660	654
Speedway Motorsports LLC 4.875% due 11/01/2027		12,500	11,112
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		250	202
7.500% due 04/15/2025		8,000	7,922
9.375% due 11/30/2029		10,000	10,539
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		12,000	12,077
SRS Distribution, Inc.
4.625% due 07/01/2028		15,000	13,316
6.000% due 12/01/2029		15,000	11,957
6.125% due 07/01/2029		10,000	8,098
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	4,000	3,680
3.375% due 01/15/2031		$27,000	20,374
4.375% due 07/15/2030		17,750	14,502
4.750% due 01/15/2028		12,500	11,267
5.000% due 02/15/2027		12,500	11,553
Staples, Inc. 7.500% due 04/15/2026		16,000	13,804
Station Casinos LLC
4.500% due 02/15/2028		8,000	6,967
4.625% due 12/01/2031		5,000	4,017
Stevens Holding Co., Inc. 6.125% due 10/01/2026		15,000	15,063
Strathcona Resources Ltd. 6.875% due 08/01/2026		12,000	8,773
Suburban Propane Partners LP 5.000% due 06/01/2031		11,000	9,364
Summer BC Bidco B LLC 5.500% due 10/31/2026		10,000	8,127
Syneos Health, Inc. 3.625% due 01/15/2029		10,000	7,977
T-Mobile USA, Inc. 4.750% due 02/01/2028		8,250	8,040
Team Health Holdings, Inc. 6.375% due 02/01/2025		20,000	11,556
TEGNA, Inc.
4.625% due 03/15/2028		8,500	8,084
4.750% due 03/15/2026		2,500	2,428
5.000% due 09/15/2029		14,000	13,315
Teleflex, Inc. 4.250% due 06/01/2028		15,000	13,719
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		7,000	6,370
Tempo Acquisition LLC 5.750% due 06/01/2025		12,500	12,543
Tenet Healthcare Corp.
4.375% due 01/15/2030		11,000	9,541
4.625% due 09/01/2024		7,000	6,809
4.625% due 06/15/2028		10,000	8,963
4.875% due 01/01/2026		5,500	5,212
5.125% due 11/01/2027		7,000	6,526
6.125% due 10/01/2028		30,000	26,923
6.125% due 06/15/2030		26,000	24,818
6.250% due 02/01/2027		7,000	6,738
6.875% due 11/15/2031		1,000	902
Thor Industries, Inc. 4.000% due 10/15/2029		7,625	5,997
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	4,500	4,299
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027		$12,550	11,164

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

TopBuild Corp.
3.625% due 03/15/2029		500	411
4.125% due 02/15/2032		12,500	10,176
TransDigm, Inc.
4.625% due 01/15/2029		23,250	20,484
5.500% due 11/15/2027		25,000	23,527
6.250% due 03/15/2026		17,500	17,297
6.375% due 06/15/2026		11,000	10,719
8.000% due 12/15/2025		6,000	6,102
Transocean Pontus Ltd. 6.125% due 08/01/2025		1,820	1,787
Travel & Leisure Co.
4.500% due 12/01/2029		15,000	12,245
4.625% due 03/01/2030		12,500	10,388
6.625% due 07/31/2026		10,000	9,800
TripAdvisor, Inc. 7.000% due 07/15/2025		7,000	6,927
Triumph Group, Inc.
6.250% due 09/15/2024		7,000	6,647
7.750% due 08/15/2025		5,000	4,261
8.875% due 06/01/2024		8,586	8,750
Twilio, Inc.
3.625% due 03/15/2029		7,000	5,696
3.875% due 03/15/2031		7,000	5,564
U.S. Foods, Inc.
4.625% due 06/01/2030		8,000	7,055
4.750% due 02/15/2029		20,000	17,782
6.250% due 04/15/2025		11,000	10,903
Uber Technologies, Inc. 4.500% due 08/15/2029		21,000	18,336
United Airlines, Inc.
4.375% due 04/15/2026		12,000	11,144
4.625% due 04/15/2029		27,500	23,992
United Rentals North America, Inc. 4.000% due 07/15/2030		10,000	8,566
Univar Solutions USA, Inc. 5.125% due 12/01/2027		16,250	15,439
Univision Communications, Inc.
4.500% due 05/01/2029		20,000	16,763
5.125% due 02/15/2025		15,000	14,316
6.625% due 06/01/2027		10,000	9,669
7.375% due 06/30/2030		7,500	7,177
UPC Holding BV 5.500% due 01/15/2028		20,000	17,782
USA Compression Partners LP
6.875% due 04/01/2026		5,000	4,804
6.875% due 09/01/2027		2,500	2,342
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		5,000	4,384
3.875% due 11/01/2033		4,600	3,766
4.125% due 08/15/2031		11,500	9,818
Veritas U.S., Inc. 7.500% due 09/01/2025		5,000	3,454
Vertiv Group Corp. 4.125% due 11/15/2028		21,600	18,385
Viasat, Inc.
5.625% due 09/15/2025		10,000	9,294
5.625% due 04/15/2027		1,500	1,365
6.500% due 07/15/2028		7,000	5,263
Viavi Solutions, Inc. 3.750% due 10/01/2029		6,000	5,053
Victoria's Secret & Co. 4.625% due 07/15/2029		7,250	5,701
Viking Cruises Ltd.
7.000% due 02/15/2029		7,000	5,802
13.000% due 05/15/2025		5,000	5,283
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		7,000	5,644
Virgin Media Finance PLC 5.000% due 07/15/2030		10,000	8,037
Virgin Media Secured Finance PLC
4.500% due 08/15/2030		13,000	10,884
5.500% due 05/15/2029		12,000	10,777
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,750	1,496
4.250% due 01/31/2031		$16,000	12,988
4.750% due 07/15/2031		15,000	12,215
VOC Escrow Ltd. 5.000% due 02/15/2028		2,750	2,370
WESCO Distribution, Inc.
7.125% due 06/15/2025		17,500	17,757
7.250% due 06/15/2028		18,000	18,274
Western Midstream Operating LP
4.300% due 02/01/2030		8,500	7,439
5.450% due 04/01/2044		12,500	10,406
5.500% due 02/01/2050		20,000	16,511

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

White Cap Buyer LLC 6.875% due 10/15/2028	29,000	25,133
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)	8,500	7,359
Williams Scotsman International, Inc.
4.625% due 08/15/2028	8,875	8,024
6.125% due 06/15/2025	4,050	4,016
WMG Acquisition Corp.
3.000% due 02/15/2031	18,000	14,413
3.750% due 12/01/2029	10,000	8,613
3.875% due 07/15/2030	15,000	12,947
WR Grace Holdings LLC
4.875% due 06/15/2027	10,000	8,874
5.625% due 10/01/2024	5,795	5,716
5.625% due 08/15/2029	12,000	9,717
WW International, Inc. 4.500% due 04/15/2029	7,000	3,506
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	10,000	8,988
Wynn Las Vegas LLC
5.250% due 05/15/2027	15,000	13,561
5.500% due 03/01/2025	14,000	13,320
Wynn Macau Ltd.
5.125% due 12/15/2029	5,000	4,054
5.500% due 01/15/2026	400	368
5.625% due 08/26/2028	2,000	1,713
Wynn Resorts Finance LLC 5.125% due 10/01/2029	8,000	6,870
Yum! Brands, Inc.
3.625% due 03/15/2031	12,500	10,508
4.625% due 01/31/2032	12,500	11,073
4.750% due 01/15/2030	7,000	6,434
6.875% due 11/15/2037	5,250	5,340
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	20,000	14,814
6.125% due 03/01/2028	10,500	5,977
Ziff Davis, Inc. 4.625% due 10/15/2030	6,561	5,563
Ziggo Bond Co. BV
5.125% due 02/28/2030	7,950	6,433
6.000% due 01/15/2027	10,000	9,320
Ziggo BV 4.875% due 01/15/2030	15,000	12,576
ZoomInfo Technologies LLC 3.875% due 02/01/2029	10,500	8,837

		5,337,916

UTILITIES 4.9%
Antero Midstream Partners LP
5.375% due 06/15/2029	10,000	9,156
5.750% due 03/01/2027	5,000	4,735
Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	7,756
7.625% due 12/15/2025	5,500	5,466
Calpine Corp.
3.750% due 03/01/2031	12,000	9,677
4.500% due 02/15/2028	7,750	6,930
5.000% due 02/01/2031	12,000	10,086
5.125% due 03/15/2028	10,000	8,943
5.250% due 06/01/2026	7,011	6,690
Clearway Energy Operating LLC
3.750% due 01/15/2032	7,000	5,637
4.750% due 03/15/2028	14,500	13,405
Crestwood Midstream Partners LP
5.625% due 05/01/2027	11,000	10,249
6.000% due 02/01/2029	9,000	8,271
CrownRock LP
5.000% due 05/01/2029	1,250	1,130
5.625% due 10/15/2025	20,000	19,341
Endeavor Energy Resources LP 5.750% due 01/30/2028	26,150	25,082
FirstEnergy Corp.
2.250% due 09/01/2030	10,000	7,955
3.400% due 03/01/2050	1,275	844
Genesis Energy LP
6.250% due 05/15/2026	5,000	4,583
6.500% due 10/01/2025	3,000	2,872
7.750% due 02/01/2028	2,000	1,844
8.000% due 01/15/2027	10,500	9,931
Lumen Technologies, Inc.
4.000% due 02/15/2027	6,325	5,374
4.500% due 01/15/2029	4,750	3,285
NRG Energy, Inc.
3.375% due 02/15/2029	8,750	7,070
3.625% due 02/15/2031	11,000	8,382

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

3.875% due 02/15/2032	12,750	9,600
5.250% due 06/15/2029	5,500	4,864
6.625% due 01/15/2027	4,460	4,430
NSG Holdings LLC 7.750% due 12/15/2025	6,242	6,074
Pacific Gas & Electric Co. 2.500% due 02/01/2031	3,000	2,334
PG&E Corp.
5.000% due 07/01/2028	5,000	4,572
5.250% due 07/01/2030	4,000	3,646
Sprint Capital Corp.
6.875% due 11/15/2028	14,000	14,563
8.750% due 03/15/2032	25,000	29,809
Sprint LLC
7.125% due 06/15/2024	10,000	10,217
7.625% due 02/15/2025	25,000	25,863
Tallgrass Energy Partners LP
5.500% due 01/15/2028	10,000	8,884
6.000% due 12/31/2030	5,875	5,088
7.500% due 10/01/2025	2,000	2,021
Telecom Italia Capital SA
6.375% due 11/15/2033	10,000	8,196
7.200% due 07/18/2036	5,000	4,068
TerraForm Power Operating LLC
4.750% due 01/15/2030	7,500	6,538
5.000% due 01/31/2028	15,000	13,526
Transocean Proteus Ltd. 6.250% due 12/01/2024	3,400	3,355

		372,342

Total Corporate Bonds & Notes (Cost $7,256,830)		6,333,230

U.S. TREASURY OBLIGATIONS 10.8%
U.S. Treasury Notes
2.750% due 04/30/2027 (i)	100,700	95,449
3.250% due 06/30/2027	190,000	183,780
3.875% due 11/30/2027	95,600	95,092
4.125% due 10/31/2027 (i)	103,000	103,386
4.250% due 10/15/2025	255,000	254,841
4.500% due 11/15/2025 (i)	86,000	86,531

Total U.S. Treasury Obligations (Cost $829,818)		819,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 3.377% due 10/25/2035 ^~	7	6
Countrywide Home Loan Mortgage Pass-Through Trust 3.914% due 02/20/2036 ^~	23	17
First Horizon Alternative Mortgage Securities Trust 4.010% due 10/25/2034 ~	6	5
GreenPoint Mortgage Funding Trust
4.789% due 10/25/2046 ^•	244	213
4.789% due 12/25/2046 ^~	239	214
GSR Mortgage Loan Trust 4.124% due 04/25/2035 ~	5	5
HarborView Mortgage Loan Trust 3.321% due 08/19/2036 ^~	11	10
Lehman XS Trust 4.869% due 09/25/2046 ^•	11	12
Structured Asset Mortgage Investments Trust
4.809% due 05/25/2036 •	386	292
4.839% due 07/19/2035 ~	10	9
TBW Mortgage-Backed Trust 6.515% due 07/25/2037 þ	147	58
WaMu Mortgage Pass-Through Certificates Trust 5.209% due 12/25/2045 •	96	85

Total Non-Agency Mortgage-Backed Securities (Cost $868)		926

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 5.109% due 04/25/2037 •	241	72

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

NovaStar Mortgage Funding Trust 4.489% due 03/25/2037 ~	56	20

Total Asset-Backed Securities (Cost $238)		92

SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS (g) 0.0%		268

SHORT-TERM NOTES 2.5%
Federal Home Loan Bank 4.345% due 03/06/2023 •	191,000	191,013

U.S. TREASURY BILLS 0.4%
4.388% due 01/26/2023 - 03/23/2023 (c)(d)(k)	32,379	32,084

Total Short-Term Instruments (Cost $223,348)		223,365

Total Investments in Securities (Cost $8,498,091)		7,537,568

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	19,204	187

Total Short-Term Instruments (Cost $186)		187

Total Investments in Affiliates (Cost $186)		187

Total Investments 99.2% (Cost $8,498,277)		$7,537,755
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $(903))		(586)
Other Assets and Liabilities, net 0.8%		59,888

Net Assets 100.0%		$7,597,057

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)							Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$268		U.S. Treasury Bills 0.000% due 06/29/2023	$(273)	$268	$268

Total Repurchase Agreements							$(273)	$268	$268

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(19,805) at a weighted average interest rate of (0.442%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$470,250	$439	$10,196	$10,635	$0	$(9)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	240,000	(1,309)	3,174	1,865	0	(36)

Total Swap Agreements					$(870)	$13,370	$12,500	$0	$(45)

(i)

Securities with an aggregate market value of $19,846 and cash of $45,129 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	$1,008	GBP	820	$0	$(16)
02/2023	CAD	6,826	$5,142	99	0
CBK	01/2023	EUR	316	335	0	(4)
JPM	01/2023	GBP	13,836	16,707	0	(22)
MBC	01/2023	EUR	68,528	71,822	0	(1,565)
01/2023	$2,024	GBP	1,654	0	(24)

Total Forward Foreign Currency Contracts	$99	$(1,631)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.059%	Maturity	03/20/2023	$26,100	$(33)	$1,024	$991	$0

Total Swap Agreements	$(33)	$1,024	$991	$0

(k)

Securities with an aggregate market value of $1,174 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$160,876	$0	$160,876
Corporate Bonds & Notes
Banking & Finance	0	622,972	0	622,972
Industrials	0	5,337,830	86	5,337,916
Utilities	0	372,342	0	372,342
U.S. Treasury Obligations	0	819,079	0	819,079
Non-Agency Mortgage-Backed Securities	0	926	0	926
Asset-Backed Securities	0	92	0	92
Short-Term Instruments
Repurchase Agreements	0	268	0	268
Short-Term Notes	0	191,013	0	191,013
U.S. Treasury Bills	0	32,084	0	32,084

$0	$7,537,482	$86	$7,537,568
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$187	$0	$0	$187

Total Investments	$187	$7,537,482	$86	$7,537,755

Financial Derivative Instruments - Assets
Over the counter	$0	$1,090	$0	$1,090

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(45)	0	(45)
Over the counter	0	(1,631)	0	(1,631)

$0	$(1,676)	$0	$(1,676)

Total Financial Derivative Instruments	$0	$(586)	$0	$(586)

Totals	$187	$7,536,896	$86	$7,537,169

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.1% ¤
CORPORATE BONDS & NOTES 3.5%
BANKING & FINANCE 1.6%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$18,000	$17,434
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,166
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	39,367	10,030
VM Fund LLC 8.625% due 02/28/2031 «	5,501	5,317

		40,947

INDUSTRIALS 1.8%
Adventist Health System 5.430% due 03/01/2032	5,000	4,940
CommonSpirit Health 4.187% due 10/01/2049	9,624	7,531
Cottage Health Obligated Group 3.304% due 11/01/2049	9,000	6,354
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	4,000	2,909
Toledo Hospital
4.982% due 11/15/2045	1,000	626
5.325% due 11/15/2028	7,018	5,508
Tower Health 4.451% due 02/01/2050	21,939	10,653
Wild Rivers Water Park 8.500% due 11/01/2051 «	7,500	6,357

		44,878

UTILITIES 0.1%
Pacific Gas & Electric Co.
3.250% due 06/15/2023	50	49
3.300% due 03/15/2027	200	178
3.300% due 12/01/2027	100	88
3.450% due 07/01/2025	100	95
3.750% due 07/01/2028	100	89
3.850% due 11/15/2023	150	148
4.250% due 08/01/2023	100	99
4.550% due 07/01/2030	550	500
4.950% due 07/01/2050	550	429

		1,675

Total Corporate Bonds & Notes (Cost $98,365)		87,500

MUNICIPAL BONDS & NOTES 91.5%
ALABAMA 3.6%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	702
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	5,785	5,642
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 12/01/2052	3,985	3,860
5.000% due 05/01/2053	8,250	8,670
5.250% due 02/01/2053	20,000	20,859
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,994
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	8,750	9,347
7.900% due 10/01/2050 (d)	9,675	9,884
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,001
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
3.610% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	1,968
3.660% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	2,956
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	6,015	5,806

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	9,032	8,177
5.250% due 05/01/2044	11,775	10,359

		91,225

ALASKA 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	4
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	8,795	9,246

		9,250

ARIZONA 1.6%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	572
4.500% due 01/01/2049	2,400	1,389
4.750% due 01/01/2039	1,000	558
5.000% due 01/01/2040	1,045	598
5.000% due 01/01/2043	1,000	547
5.000% due 01/01/2049	4,265	2,278
5.000% due 01/01/2054	11,800	7,291
5.125% due 01/01/2054	2,365	1,301
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	4,030	2,821
Arizona Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2051	700	522
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2023	455	405
5.000% due 01/01/2024	480	432
5.000% due 01/01/2025	500	437
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	11,800	12,319
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	1,839
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,070
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,086

		40,465

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	8,500	7,734
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	3,000	2,914

		10,648

CALIFORNIA 9.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (d)	3,000	1,434
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	3,145	3,182
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	8,000	7,877
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 12/01/2053 (a)	9,650	10,062
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	14,750	12,917
5.000% due 08/01/2049	1,000	906
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,230	1,824
4.000% due 02/01/2056	7,250	5,353
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,384
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,150	1,151
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 5.000% due 06/01/2049	785	788
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,114
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	23,750	24,939
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,325	512
4.125% due 01/01/2035	485	427
5.000% due 01/01/2055	960	717
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	12,920	584
4.000% due 05/01/2051	5,000	4,567
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	3,500	3,691

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	500
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	948
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,394
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	935
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (f)	4,110	3,542
5.000% due 12/01/2036	175	177
5.000% due 12/01/2054	1,000	940
California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,475	2,893
5.000% due 12/01/2030	105	110
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	971
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,517
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	6,000	300
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028	4,215	3,011
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	3,000	3,187
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	716
5.000% due 06/01/2046	2,590	2,309
5.000% due 08/01/2046	130	138
5.000% due 06/01/2051	1,000	872
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.250% due 08/15/2052	2,250	2,369
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,741
5.250% due 12/01/2056	7,100	7,039
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	6,661
5.500% due 12/01/2058	5,000	5,036
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	6,000	6,093
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	1,500	1,123
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,250	4,937
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	4,485	3,353
3.100% due 07/01/2045	2,250	1,693
3.400% due 10/01/2046	2,000	1,486
4.000% due 08/01/2056	6,250	4,767
4.000% due 10/01/2056	7,500	5,475
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	23,500	11,198
5.000% due 09/01/2037	3,915	3,708
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	984
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,029
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	124,115	14,456
3.850% due 06/01/2050	7,000	6,203
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	3,000	3,082
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (c)	4,295	1,574
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	6,000	4,645
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,797
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	5,250	5,172
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	4,500	1,349
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,022
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	5,900	5,749
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	994
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	5,000	2,377
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,538
6.250% due 10/01/2040	1,000	1,025
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	25,325	3,949

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,223
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	1,903
University of California Revenue Notes, Series 2020 1.366% due 05/15/2027	6,975	6,034

		248,673

COLORADO 3.7%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,272
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,103
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	5,960	5,006
5.000% due 08/01/2044	7,000	7,016
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	873
4.000% due 09/01/2050	2,800	2,288
Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.250% due 11/01/2052	5,000	5,141
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	4,955	2,559
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	6,695
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2029	16,080	17,177
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2053	3,000	3,060
5.250% due 11/15/2053	6,750	7,349
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	12,000	11,582
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,735
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	2,472
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	812
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,379
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,300	3,589
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,560
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,093

		92,761

CONNECTICUT 0.4%
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2041	7,785	8,589
Steel Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2021 4.000% due 04/01/2051	1,000	741

		9,330

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	34,425	30,504
7.120% due 10/01/2038	6,075	5,824

		36,328

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	824
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	20	20
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,312

		5,156

FLORIDA 3.6%
Babcock Ranch Community Independent Special, Florida Assessment Bonds, Series2022 5.000% due 05/01/2053	2,000	1,839
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	1,004
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	585
5.000% due 07/01/2043 ^(b)	950	171
5.250% due 07/01/2048 ^(b)	900	162
7.500% due 07/01/2053 ^(b)	1,000	35

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,048
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	4,676
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 3.650% due 10/01/2042	26,000	26,000
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	7,900	7,964
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	3,600	3,858
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(b)	500	175
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	1,950
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	2,894
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2021 4.000% due 10/01/2051	8,000	7,152
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2050	10,000	8,864
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2031 (c)	1,330	873
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	1,000	830
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,500	9,475
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	7,485
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,060
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	439
0.000% due 09/01/2041 (c)	1,000	414
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,430	1,436

		92,389

GEORGIA 2.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	1,600	848
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,931
4.125% due 11/01/2045	2,000	1,712
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.000% due 03/01/2047	1,500	1,095
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	14,200	14,090
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	16,000	16,527
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,753
5.000% due 01/01/2049	11,000	10,816
5.000% due 01/01/2059	2,000	1,956
5.000% due 01/01/2063	3,300	3,247
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,012
5.000% due 01/01/2050	1,250	1,248
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,721

		68,956

GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,470

IDAHO 0.1%
Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022 5.000% due 03/01/2052	2,750	2,812

ILLINOIS 7.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,503
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	5,719
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,128
5.000% due 12/01/2032	4,000	4,076
5.000% due 12/01/2046	7,000	6,666
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021 5.000% due 12/01/2035	1,500	1,512
Chicago Board of Education, Illinois General Obligation Bonds, Series 2022 4.000% due 12/01/2047	8,000	6,479

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,049
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2053	9,000	9,166
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	20,152
5.250% due 01/01/2056	1,000	1,037
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
4.000% due 12/01/2050	2,250	1,959
5.000% due 12/01/2055	2,500	2,518
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,387
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2033	4,250	4,263
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,122
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	10,000	10,487
5.750% due 01/01/2034	3,120	3,255
6.000% due 01/01/2038	13,000	13,720
Exceptional Children Have Opportunities, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2036	680	684
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,741
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,515
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	1,224
5.125% due 02/15/2045 ^(b)	3,000	1,350
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053 ^(b)	583	0
5.800% due 12/01/2053 ^(b)	970	0
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	1,783
5.000% due 11/01/2049	4,900	4,020
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	999
4.000% due 08/15/2041	3,375	3,172
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,338
4.000% due 05/01/2040	2,830	2,551
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,509
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2026	2,000	2,020
5.250% due 02/01/2029	845	853
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	1,901
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	3,895
5.000% due 12/01/2038	1,000	996
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	3,867
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	1,844
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2036	2,250	2,269
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	2,813
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,485	2,548
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	4,443
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	2,817
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,115	3,134
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,195
3.000% due 06/15/2033	2,785	2,466
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	3,330
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (c)	5,000	2,442
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047 (d)	2,500	1,352
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	19,500	16,028
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	837

		196,134

INDIANA 1.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,000	2,901

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,500	4,874
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	29,725	22,319
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	15,000	14,992
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2022 5.250% due 01/01/2048	2,150	2,279
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,002

		48,367

IOWA 1.1%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 5.563% due 08/15/2032	7,400	7,363
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 6.738% due 08/15/2029	8,820	8,809
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	1,810	1,879
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	9,500	8,946

		26,997

KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,421	650
Wichita, Kansas Revenue Bonds, Series 2016 5.250% due 12/01/2036	500	200
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018 4.500% due 06/01/2040	980	874

		1,724

KENTUCKY 0.7%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	2,038
6.250% due 11/15/2046	1,150	934
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,067
5.125% due 07/01/2055	3,410	2,684
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2037	1,250	1,258
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	910
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	3,000	3,271
Trimble County, Kentucky Revenue Bonds, Series 2016 1.300% due 09/01/2044	4,250	3,587

		17,749

LOUISIANA 0.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,541
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	2,900	3,092
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	4,608
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	1,540	1,492
2.125% due 06/01/2037	1,310	1,270

		17,003

MAINE 0.2%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033 ^(b)	2,000	18
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	5,363

		5,381

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	3,705	2,930
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	2,000	1,702

		4,632

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	3,516

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Commonwealth of Massachusetts General Obligation Bonds, Series 2020 2.514% due 07/01/2041	10,000	7,218
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	12,000	13,339
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	10,500	10,675

		34,748

MICHIGAN 2.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	17,000	12,239
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021
5.000% due 01/01/2046	2,000	2,111
5.000% due 01/01/2051	2,500	2,622
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,409
5.000% due 07/01/2033	2,000	2,047
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	3,250	2,935
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	3,250
0.000% due 06/01/2065 (c)	55,000	4,788
4.800% due 09/01/2040	235	194
5.000% due 09/01/2050	380	299
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	2,992
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	120	108
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,022
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	43,000	4,883
0.000% due 06/01/2058 (c)	145,250	5,701

		53,600

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	763
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,788
5.000% due 01/01/2037	2,100	2,223
St Paul Park, Minnesota Revenue Bonds, Series 2018 4.375% due 05/01/2048	600	614

		5,388

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	451
4.000% due 10/01/2035	300	268

		719

MISSOURI 0.5%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	333
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	246
5.550% due 10/01/2036	45	44
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,210
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	7,000	7,772
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,330	2,349

		11,954

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	150
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,234

		1,384

NEBRASKA 0.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021 4.000% due 02/01/2051	8,000	7,491

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NEVADA 0.5%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020 4.000% due 06/15/2039	1,415	1,414
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,305	1,743
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	3,666
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	49,500	5,563

		12,386

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2041	2,250	1,890

NEW JERSEY 2.6%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,040	1,070
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,527
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,563
New Jersey Economic Development Authority Revenue Bonds, Series 2018 5.000% due 06/15/2038	2,245	2,327
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	20,000	20,240
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 04/01/2027 (f)	4,195	4,505
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	4,974
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,289
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,515
5.250% due 06/15/2041	1,000	1,014
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	1,852
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,597
5.000% due 06/15/2038	3,500	3,697
5.500% due 06/15/2050	3,500	3,746
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,467
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	1,000	956
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	4,829

		65,168

NEW YORK 9.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	9,165	8,630
Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,250
5.750% due 06/01/2062	3,250	3,200
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022 2.875% due 07/25/2036 (f)	2,495	2,149
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,436
Huntington Local Development Corp., New York Revenue Notes, Series 2021 4.000% due 07/01/2027	5,000	4,739
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,000
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	3,000	2,944
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,603
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	3,400	3,055
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2042	5,000	4,766
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 11/01/2038	6,410	6,263
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 3.400% due 06/15/2049	15,300	15,300
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	4,000	3,893
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	133,600	9,230
0.000% due 06/01/2060 (c)	210,000	7,147

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	18,675	17,008
5.375% due 11/15/2040	4,000	3,894
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2050	8,760	8,067
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	9,358
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2047	15,000	14,041
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	8,730	8,490
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	5,000	4,110
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,665	2,502
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2046	10,000	10,714
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	4,080	4,156
5.000% due 01/01/2033	6,750	6,833
5.000% due 01/01/2034	1,000	1,008
5.000% due 01/01/2036	1,500	1,492
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,000	7,181
5.250% due 08/01/2031	8,280	8,321
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,037
5.000% due 01/01/2028	1,000	1,021
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	2,600	2,403
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,029
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	67,080	6,955
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	11,480	10,993
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,092
TSASC Inc, New York Revenue Bonds, Series 2017 5.000% due 06/01/2031	7,960	8,214
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,046
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2034	1,500	1,536
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	758
5.250% due 09/15/2053	2,500	1,826

		232,690

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	1,500	1,057
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	261
4.000% due 03/01/2031	290	262

		1,580

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	7,940	4,367

OHIO 3.7%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,405	7,489
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2010 3.280% due 06/01/2034	15,600	15,600
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	98,880	11,354
5.000% due 06/01/2055	5,190	4,512
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,224
5.000% due 12/01/2035	1,200	1,237
5.000% due 12/01/2037	650	664
5.000% due 12/01/2039	1,425	1,443
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	2,080	1,890
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	275
6.750% due 12/01/2052 ^(b)	650	162
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,985	1,045
6.250% due 04/01/2049 ^(b)	6,520	2,282

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Northeast Ohio Medical University Revenue Bonds, Series 2021 4.000% due 12/01/2035	300	290
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	11,750	11,731
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	6,495	6,243
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,104
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 2.875% due 02/01/2026	5,000	4,772
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	4,500	4,010
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,179
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (e)	5,000	5,204
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,500	1,723
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	8,500	6,400

		93,833

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	7,500	5,865
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	1
6.875% due 11/01/2046 ^(b)	1,081	3
7.000% due 11/01/2051 ^(b)	2,163	5

		5,874

OREGON 0.3%
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	5,000	4,233
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	26,000	1,898
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,230	601
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	2,545	186

		6,918

PENNSYLVANIA 3.9%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	4,345	4,186
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,045	8,238
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2035	4,000	4,280
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,309
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	6,000	6,116
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,331
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	1,330	1,350
5.000% due 11/01/2051	4,670	4,716
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	9,500	9,379
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,945	2,242
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	1,913
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 3.924% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	16,000	18,157
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 12/31/2032	3,070	3,311
6.000% due 06/30/2061	14,000	14,808
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,000	3,227
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,099
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,549

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	726

		98,937

PUERTO RICO 9.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	194,500	11,874
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (c)	42,189	18,510
0.000% due 11/01/2051 (c)	94,028	35,643
0.000% due 11/01/2051	7,114	934
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	19,400	15,245
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	1,748	1,621
5.625% due 07/01/2027	5,770	5,886
5.625% due 07/01/2029	3,760	3,853
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	22,868	19,152
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.027% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,327
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2026 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008 5.375% due 07/01/2024 ^(b)	55	41
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.875% due 07/01/2023 ^(b)	75	53
4.500% due 07/01/2023 ^(b)	15	11
4.600% due 07/01/2024 ^(b)	50	36
4.625% due 07/01/2025 ^(b)	35	25
4.750% due 07/01/2026 ^(b)	245	179
4.750% due 07/01/2027 ^(b)	50	36
5.000% due 07/01/2024 ^(b)	50	37
5.000% due 07/01/2025 ^(b)	25	18
5.000% due 07/01/2026 ^(b)	65	48
5.250% due 07/01/2025 ^(b)	25	18
5.250% due 07/01/2026 ^(b)	670	493
5.250% due 07/01/2027 ^(b)	140	103
5.250% due 07/01/2031 ^(b)	30	22
5.250% due 07/01/2040 ^(b)	5,000	3,675
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	15
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2032 (c)	3,181	1,893
5.000% due 07/01/2053 (d)	25,233	14,004
5.000% due 07/01/2062	4,895	4,522
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	48,403	11,987
0.000% due 07/01/2051 (c)	119,020	21,574
4.750% due 07/01/2053	22,825	20,233
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	18,800	17,295
4.784% due 07/01/2058	11,099	9,657

		227,034

RHODE ISLAND 0.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	2,035
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	2,500	2,475

		4,510

SOUTH CAROLINA 0.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2046	4,000	4,184

TENNESSEE 2.1%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,814
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047 ^(b)	4,600	1,242
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	538
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,533
5.500% due 07/01/2052	4,500	4,758
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 3.630% due 06/01/2042	6,775	6,775
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	9,750	8,326

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	11,055	11,702
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,566
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	8,750	9,063

		52,317

TEXAS 5.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
3.200% due 12/01/2045	5,750	5,724
7.500% due 12/01/2045	5,560	3,656
12.000% due 12/01/2045	9,525	8,234
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,711
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	461
9.000% due 03/01/2039	15,760	16,613
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	5,000	4,899
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 6.500% due 07/01/2026	12,750	11,907
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,115	2,612
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,046
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	2,969
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	1,993
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031	1,030	567
4.250% due 07/01/2036	1,700	935
5.000% due 07/01/2031 ^(b)	265	186
5.000% due 07/01/2046	1,200	660
5.000% due 07/01/2046 ^(b)	2,120	1,484
5.000% due 07/01/2051 ^(b)	4,505	3,153
5.250% due 07/01/2036	400	200
5.750% due 07/01/2051	1,000	500
7.000% due 07/01/2051	1,450	653
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,909
5.000% due 01/01/2042	500	461
5.000% due 01/01/2047	1,500	1,351
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	214
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	9,800	7,505
New Hope Cultural Education Finance Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	80	36
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	5,925	6,161
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	4,942
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,348
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	97
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	4,763
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,010
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	9,000	9,357
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.645% (US0003M) due 12/15/2026 ~	5,530	5,391
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2025	2,500	2,565
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	2,500	2,396
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	6,442
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	2,500	1,825

		134,936

U.S. VIRGIN ISLANDS 0.8%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2032	13,930	14,451

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2027	5,660	5,845

		20,296

UTAH 1.0%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	4,200	3,005
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	3,500	2,569
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	10,000	10,119
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,000	1,662
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	4,779
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	2,750	2,724

		24,858

VIRGINIA 1.3%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	5,000	4,671
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	3,000	2,782
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	3,860	3,542
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	2,332	2,357
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	272	212
6.050% due 03/01/2044	166	140
6.050% due 03/01/2054 ^(b)	584	292
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,020
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,810
7.500% due 07/01/2052	4,674	4,406

		32,232

WASHINGTON 1.1%
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021 4.000% due 09/01/2051	2,000	1,877
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	6,390	6,355
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,730	2,357
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	6,115	5,605
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	3,822
5.000% due 10/01/2032 (e)	3,000	3,254
5.000% due 10/01/2033 (e)	3,500	3,767
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	870

		27,907

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	117,010	8,713
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,267
4.875% due 06/01/2049	12,500	10,694

		21,674

WISCONSIN 3.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	645
6.750% due 08/01/2031	17,500	10,550
7.000% due 11/01/2046 ^(b)	3,500	2,100
7.000% due 01/01/2050	4,750	5,169
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,484
6.375% due 01/01/2048	8,930	5,492
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	4,363
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	4,095	1,564
0.000% due 01/01/2060 (c)	13,000	617
5.000% due 01/01/2055	3,500	2,579
5.250% due 03/01/2055	2,500	2,161

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.500% due 06/01/2056	8,000	5,816
5.625% due 06/01/2050	6,500	5,081
6.500% due 09/01/2036	2,967	2,660
6.500% due 06/01/2045	1,400	1,069
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,650
5.000% due 10/01/2052	3,620	3,743
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,006
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 5.625% due 08/01/2024	3,000	2,522
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	12,000	3,873
0.000% due 12/15/2055 (c)	14,520	2,698
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,130	3,795
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	2,928
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2041	4,000	3,771
Wisconsin State Revenue Notes, Series 2021
1.251% due 05/01/2028	10,000	8,325
1.486% due 05/01/2029	5,000	4,079

		96,740

Total Municipal Bonds & Notes (Cost $2,474,080)		2,313,065

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac 3.125% due 09/25/2036	999	871

Total U.S. Government Agencies (Cost $874)		871

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (g) 6.1%		153,400

Total Short-Term Instruments (Cost $153,400)		153,400

Total Investments in Securities (Cost $2,726,719)		2,554,836

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,452	121

Total Short-Term Instruments (Cost $121)		121

Total Investments in Affiliates (Cost $121)		121

Total Investments 101.1% (Cost $2,726,840)		$2,554,957
Financial Derivative Instruments (h)(k) 0.0%(Cost or Premiums, net $0)		109
Other Assets and Liabilities, net (1.1)%		(26,706)

Net Assets 100.0%		$2,528,360

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	$3,559	$3,542	0.14%
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022	2.875	07/25/2036	2,163	2,149	0.08
New Jersey Economic Development Authority Revenue Notes, Series 2019	5.250	04/01/2027	4,384	4,505	0.18

$10,106	$10,196	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	4.280%	12/30/2022	01/03/2023	$153,400	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	$(156,468)	$153,400	$153,473

Total Repurchase Agreements	$(156,468)	$153,400	$153,473

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	107	$(12,016)	$133	$15	$0
U.S. Treasury Long-Term Bond March Futures	03/2023	57	(7,145)	380	9	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	171	(22,967)	470	85	0

Total Futures Contracts	$983	$109	$0

Cash of $4,156 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,030	$30,917	$40,947
Industrials	0	38,521	6,357	44,878
Utilities	0	1,675	0	1,675
Municipal Bonds & Notes
Alabama	0	91,225	0	91,225
Alaska	0	9,250	0	9,250
Arizona	0	40,465	0	40,465
Arkansas	0	10,648	0	10,648
California	0	248,673	0	248,673
Colorado	0	92,761	0	92,761
Connecticut	0	9,330	0	9,330
Delaware	0	36,328	0	36,328
District of Columbia	0	5,156	0	5,156
Florida	0	92,389	0	92,389
Georgia	0	68,956	0	68,956
Guam	0	1,470	0	1,470
Idaho	0	2,812	0	2,812
Illinois	0	196,134	0	196,134
Indiana	0	48,367	0	48,367
Iowa	0	26,997	0	26,997
Kansas	0	1,724	0	1,724
Kentucky	0	17,749	0	17,749
Louisiana	0	17,003	0	17,003
Maine	0	5,381	0	5,381
Maryland	0	4,632	0	4,632
Massachusetts	0	34,748	0	34,748
Michigan	0	53,600	0	53,600
Minnesota	0	5,388	0	5,388
Mississippi	0	719	0	719
Missouri	0	11,954	0	11,954
Montana	0	1,384	0	1,384
Nebraska	0	7,491	0	7,491
Nevada	0	12,386	0	12,386
New Hampshire	0	1,890	0	1,890
New Jersey	0	65,168	0	65,168
New York	0	232,690	0	232,690
North Carolina	0	1,580	0	1,580
North Dakota	0	4,367	0	4,367
Ohio	0	93,833	0	93,833
Oklahoma	0	5,874	0	5,874
Oregon	0	6,918	0	6,918
Pennsylvania	0	98,937	0	98,937
Puerto Rico	0	227,034	0	227,034
Rhode Island	0	4,510	0	4,510
South Carolina	0	4,184	0	4,184
Tennessee	0	52,317	0	52,317
Texas	0	134,936	0	134,936
U.S. Virgin Islands	0	20,296	0	20,296
Utah	0	24,858	0	24,858
Virginia	0	32,232	0	32,232
Washington	0	27,907	0	27,907
West Virginia	0	21,674	0	21,674
Wisconsin	0	96,740	0	96,740
U.S. Government Agencies	0	871	0	871
Short-Term Instruments
Repurchase Agreements	0	153,400	0	153,400

$0	$2,517,562	$37,274	$2,554,836
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121	$0	$0	$121

Total Investments	$121	$2,517,562	$37,274	$2,554,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$109	$0	$109

Total Financial Derivative Instruments	$0	$109	$0	$109

Totals	$121	$2,517,671	$37,274	$2,555,066

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (1)

Investments in Securities, at Value
Corporate Bonds & Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Banking & Finance	$23,287	$8,500	$(517)	$10	$12	$(375)	$0	$0	$30,917	$(388)
Industrials	0	0	0	0	0	0	6,357	0	6,357	0
Municipal Bonds & Notes
Puerto Rico	156	0	(155)	0	155	(156)	0	0	0	0

Totals	$23,443	$8,500	$(672)	$10	$167	$(531)	$6,357	$0	$37,274	$(388)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$30,917	Discounted Cash Flow			Discount Rate			10.210 - 12.600	11.772
Industrials		6,357	Proxy Pricing			Base Price			86.000	—

Total		$37,274

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Spectrum Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		$400	$399
AmSurg LLC TBD% due 04/29/2027 µ		15	15
Diamond Sports Group LLC 12.317% due 05/25/2026		222	211
Envision Healthcare Corp.
12.119% due 04/29/2027		85	83
15.744% due 04/28/2028		120	98
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		549	531
SBA Senior Finance LLC 6.140% (LIBOR01M + 1.750%) due 04/11/2025 ~		1,351	1,348
Softbank Vision Fund 5.000% due 12/21/2025 «		1,218	1,171

Total Loan Participations and Assignments (Cost $4,036)			3,856

CORPORATE BONDS & NOTES 85.8%
BANKING & FINANCE 14.1%
ADLER Group SA 1.875% due 01/14/2026	EUR	600	263
12.500% due 07/31/2025 «(h)		435	461
Allied Universal Holdco LLC
3.625% due 06/01/2028		1,000	853
6.000% due 06/01/2029		$600	436
Armor Holdco, Inc. 8.500% due 11/15/2029		600	451
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	950	822
8.000% due 01/22/2030 •		450	423
10.500% due 07/23/2029		200	199
Bank of Ireland Group PLC 2.375% due 10/14/2029 •		300	298
Barclays PLC 8.000% due 03/15/2029 •(f)(g)		$700	656
BroadStreet Partners, Inc. 5.875% due 04/15/2029		300	256
Burford Capital Global Finance LLC 6.875% due 04/15/2030		850	760
Coinbase Global, Inc. 3.625% due 10/01/2031		375	181
CTR Partnership LP 3.875% due 06/30/2028		200	170
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,000	468
Ford Motor Credit Co. LLC
2.684% due 12/01/2024 •	EUR	2,250	2,329
2.900% due 02/16/2028		$500	414
4.000% due 11/13/2030		650	535
4.125% due 08/17/2027		1,100	987
4.271% due 01/09/2027		1,800	1,631
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		1,350	1,153
Freedom Mortgage Corp. 6.625% due 01/15/2027		600	468
Getty Images, Inc. 9.750% due 03/01/2027		1,000	989
Howard Hughes Corp.
4.125% due 02/01/2029		500	419
5.375% due 08/01/2028		225	203
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(f)(g)	EUR	1,000	1,034
7.700% due 09/17/2025 •(f)(g)		$400	364
Intrum AB
3.500% due 07/15/2026	EUR	500	452
4.875% due 08/15/2025		1,000	978
Jefferies Finance LLC 5.000% due 08/15/2028		$600	490
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	485

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

LeasePlan Corp. NV 7.375% due 05/29/2024 •(f)(g)	EUR	600	638
LFS Topco LLC 5.875% due 10/15/2026		$500	404
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(f)(g)		1,500	1,457
Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	406
6.500% due 05/01/2028		450	388
MPT Operating Partnership LP 0.993% due 10/15/2026	EUR	1,100	902
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		$400	309
Nexi SpA 2.125% due 04/30/2029	EUR	300	261
OneMain Finance Corp.
4.000% due 09/15/2030		$500	374
5.375% due 11/15/2029		750	615
6.875% due 03/15/2025		500	481
7.125% due 03/15/2026		500	477
Park Intermediate Holdings LLC 4.875% due 05/15/2029		500	424
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	333
PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	903
5.750% due 09/15/2031		300	238
PRA Group, Inc. 5.000% due 10/01/2029		1,000	826
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	864
RLJ Lodging Trust LP 4.000% due 09/15/2029		600	487
Rocket Mortgage LLC 4.000% due 10/15/2033		1,000	748
SBA Communications Corp. 3.125% due 02/01/2029		600	500
SLM Corp. 3.125% due 11/02/2026		1,000	852
UniCredit SpA 5.459% due 06/30/2035 •		1,000	814
UPC Broadband Finco BV 4.875% due 07/15/2031		400	334
USI, Inc. 6.875% due 05/01/2025		550	531
ZF Finance GmbH 2.750% due 05/25/2027	EUR	1,100	995

			35,189

INDUSTRIALS 67.0%
Accor SA 2.375% due 11/29/2028		400	367
AdaptHealth LLC 5.125% due 03/01/2030		$400	341
Adient Global Holdings Ltd. 3.500% due 08/15/2024	EUR	500	515
ADT Security Corp. 4.875% due 07/15/2032		$400	341
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		700	535
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	604
Air Canada 3.875% due 08/15/2026		800	710
Albion Financing 1 SARL 6.125% due 10/15/2026		450	402
Allegiant Travel Co. 7.250% due 08/15/2027		1,000	953
Allison Transmission, Inc. 3.750% due 01/30/2031		200	165
Altice Financing SA
3.000% due 01/15/2028	EUR	500	424
5.750% due 08/15/2029		$750	591
Altice France Holding SA
6.000% due 02/15/2028		1,000	592
8.000% due 05/15/2027	EUR	500	397
Altice France SA
4.000% due 07/15/2029		350	285
5.125% due 01/15/2029		$500	377
5.500% due 01/15/2028		800	628
8.125% due 02/01/2027		350	320
AMC Networks, Inc. 4.250% due 02/15/2029		500	312
American Airlines, Inc.
5.500% due 04/20/2026		1,700	1,638

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

5.750% due 04/20/2029		1,200	1,099
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		300	268
Apache Corp. 4.875% due 11/15/2027		1,000	913
Arches Buyer, Inc. 6.125% due 12/01/2028		550	442
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029	EUR	500	393
Ardagh Packaging Finance PLC 2.125% due 08/15/2026		500	449
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		$400	357
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	917
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		$550	443
7.500% due 09/30/2029		200	127
At Home Group, Inc. 7.125% due 07/15/2029		700	407
AthenaHealth Group, Inc. 6.500% due 02/15/2030		400	296
Atlantia SpA
1.625% due 02/03/2025	EUR	500	501
1.875% due 07/13/2027		1,000	912
1.875% due 02/12/2028		200	179
Avantor Funding, Inc.
3.875% due 07/15/2028		500	496
3.875% due 11/01/2029		$500	421
Axalta Coating Systems Dutch Holding B BV 3.750% due 01/15/2025	EUR	750	771
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		$1,000	897
4.000% due 10/15/2030		1,950	1,583
Ball Corp. 2.875% due 08/15/2030		500	400
Bath & Body Works, Inc. 6.875% due 11/01/2035		350	312
Bausch Health Cos., Inc.
5.500% due 11/01/2025		1,000	852
11.000% due 09/30/2028		289	227
14.000% due 10/15/2030		57	34
BC Ltd. 9.000% due 01/30/2028		163	160
BCP Modular Services Finance PLC 6.750% due 11/30/2029	EUR	800	637
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,025	920
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (a)		450	279
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		500	468
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,050	1,038
Block, Inc. 3.500% due 06/01/2031		$425	340
Boise Cascade Co. 4.875% due 07/01/2030		850	745
Boxer Parent Co., Inc. 6.500% due 10/02/2025	EUR	250	256
Buckeye Partners LP
4.125% due 03/01/2025		$375	358
4.500% due 03/01/2028		250	220
Builders FirstSource, Inc.
5.000% due 03/01/2030		500	444
6.375% due 06/15/2032		500	470
CAB SELAS 3.375% due 02/01/2028	EUR	250	216
Cable One, Inc. 4.000% due 11/15/2030		$450	354
Cablevision Lightpath LLC 5.625% due 09/15/2028		750	559
Camelot Finance SA 4.500% due 11/01/2026		550	516
Carnival Corp.
4.000% due 08/01/2028		200	163
7.625% due 03/01/2026		650	516
10.500% due 02/01/2026		1,400	1,409
Carnival PLC 1.000% due 10/28/2029	EUR	600	268
Carvana Co.
4.875% due 09/01/2029		$500	193
5.500% due 04/15/2027		250	99
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	2,000	1,754

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

CB High Ridge 8.875% due 03/15/2025 «		$1,750	29
CCO Holdings LLC
4.500% due 08/15/2030		1,500	1,243
4.500% due 05/01/2032		1,500	1,197
4.500% due 06/01/2033		1,000	769
5.000% due 02/01/2028		300	273
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	216
CDI Escrow Issuer, Inc. 5.750% due 04/01/2030		600	539
Cellnex Finance Co. SA
0.750% due 11/15/2026	EUR	500	459
2.000% due 02/15/2033		1,400	1,106
3.875% due 07/07/2041		$100	69
Charles River Laboratories International, Inc. 3.750% due 03/15/2029		500	443
Chemours Co. 4.000% due 05/15/2026	EUR	535	516
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028		900	850
Chesapeake Energy Corp.
5.500% due 02/01/2026		$500	483
6.750% due 04/15/2029		600	585
Chobani LLC 7.500% due 04/15/2025		100	98
Chrome Bidco SASU 3.500% due 05/31/2028	EUR	500	451
Cinemark USA, Inc. 5.250% due 07/15/2028		$200	149
Cirsa Finance International SARL
4.750% due 05/22/2025	EUR	500	508
6.250% due 12/20/2023		121	129
Clarios Global LP 4.375% due 05/15/2026		1,500	1,489
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		$500	434
4.875% due 07/01/2029		500	426
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	219
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		950	802
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030		500	429
CommScope, Inc.
4.750% due 09/01/2029		650	525
7.125% due 07/01/2028		850	609
8.250% due 03/01/2027		375	291
Community Health Systems, Inc.
4.750% due 02/15/2031		800	582
5.625% due 03/15/2027		400	344
6.875% due 04/01/2028		750	364
6.875% due 04/15/2029		450	232
8.000% due 03/15/2026		500	456
Comstock Resources, Inc. 6.750% due 03/01/2029		500	452
Condor Merger Sub, Inc. 7.375% due 02/15/2030		500	403
Consolidated Communications, Inc. 5.000% due 10/01/2028		275	203
Coty, Inc.
3.875% due 04/15/2026	EUR	500	500
4.750% due 01/15/2029		$300	272
5.000% due 04/15/2026		1,000	950
CQP Holdco LP 5.500% due 06/15/2031		700	613
CSC Holdings LLC 6.500% due 02/01/2029		1,000	820
Ctec GmbH 5.250% due 02/15/2030	EUR	200	179
DaVita, Inc. 4.625% due 06/01/2030		$1,100	887
Diamond BC BV 4.625% due 10/01/2029		200	161
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (a)		21	20
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «		11	11
Diamond Sports Group LLC
5.375% due 08/15/2026		1,250	148
6.625% due 08/15/2027		500	6
DirecTV Financing LLC 5.875% due 08/15/2027		1,700	1,524
DISH DBS Corp.
5.250% due 12/01/2026		1,400	1,182
5.750% due 12/01/2028		400	320

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

DT Midstream, Inc.
4.125% due 06/15/2029		800	689
4.375% due 06/15/2031		500	420
Dufry One BV
2.000% due 02/15/2027	EUR	200	176
3.375% due 04/15/2028		800	713
Elanco Animal Health, Inc. 6.400% due 08/28/2028		$600	574
Embecta Corp. 5.000% due 02/15/2030		500	424
Endo Dac 6.000% due 06/30/2028 ^(b)		982	54
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029		750	517
Energizer Holdings, Inc. 4.750% due 06/15/2028		300	260
EnLink Midstream LLC
5.625% due 01/15/2028		500	477
6.500% due 09/01/2030		350	347
EnLink Midstream Partners LP 4.850% due 07/15/2026		500	471
EQM Midstream Partners LP
4.000% due 08/01/2024		1,000	963
4.750% due 01/15/2031		500	410
7.500% due 06/01/2030		300	289
Fertitta Entertainment LLC 6.750% due 01/15/2030		750	606
First Student Bidco, Inc. 4.000% due 07/31/2029		700	580
Foundation Building Materials, Inc. 6.000% due 03/01/2029		400	301
Frontier Communications Holdings LLC
5.875% due 10/15/2027		375	349
6.000% due 01/15/2030		900	708
6.750% due 05/01/2029		250	207
Full House Resorts, Inc. 8.250% due 02/15/2028		650	576
Gap, Inc. 3.625% due 10/01/2029		500	353
Garda World Security Corp. 6.000% due 06/01/2029		400	326
Global Medical Response, Inc. 6.500% due 10/01/2025		400	287
GoTo Group, Inc. 5.500% due 09/01/2027		325	175
Graham Packaging Co., Inc. 7.125% due 08/15/2028		500	418
Graphic Packaging International LLC 3.500% due 03/15/2028		700	610
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	1,200	1,087
Grifols SA 2.250% due 11/15/2027		300	281
H-Food Holdings LLC 8.500% due 06/01/2026		$900	523
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		450	398
Heathrow Finance PLC 4.125% due 09/01/2029 þ	GBP	200	182
Hess Midstream Operations LP 5.500% due 10/15/2030		$300	275
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	482
3.750% due 05/01/2029		375	325
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		625	538
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		500	480
Howmet Aerospace, Inc. 6.750% due 01/15/2028		750	761
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	816
6.375% due 05/01/2026		250	231
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		250	217
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		500	423
Illuminate Buyer LLC 9.000% due 07/01/2028		400	336
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	266
Imola Merger Corp. 4.750% due 05/15/2029		$400	348
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	375	342

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

INEOS Styrolution Group GmbH 2.250% due 01/16/2027		300	262
Innophos Holdings, Inc. 9.375% due 02/15/2028		$700	688
Installed Building Products, Inc. 5.750% due 02/01/2028		800	721
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,109	1,891
IQVIA, Inc. 2.250% due 01/15/2028	EUR	1,500	1,417
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028 (j)		550	449
JELD-WEN, Inc. 4.875% due 12/15/2027		$400	302
LABL, Inc.
6.750% due 07/15/2026		1,000	944
10.500% due 07/15/2027		300	280
Laboratoire Eimer Selas 5.000% due 02/01/2029	EUR	200	164
Lamar Media Corp. 4.000% due 02/15/2030		$250	219
Las Vegas Sands Corp. 3.900% due 08/08/2029		300	253
LBM Acquisition LLC 6.250% due 01/15/2029		250	159
Legacy LifePoint Health LLC 4.375% due 02/15/2027		400	339
Level 3 Financing, Inc. 3.750% due 07/15/2029		800	577
LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK) 7.250% due 10/02/2025 (a)	EUR	100	93
LifePoint Health, Inc. 5.375% due 01/15/2029		$500	283
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		600	513
Loxam SAS 4.500% due 02/15/2027	EUR	700	688
Madison IAQ LLC 5.875% due 06/30/2029		$400	275
Manitowoc Co., Inc. 9.000% due 04/01/2026		450	424
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	500	432
Marks & Spencer PLC 3.750% due 05/19/2026	GBP	500	528
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$400	332
Masonite International Corp. 5.375% due 02/01/2028		500	463
Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	500	517
7.250% due 04/15/2025		$400	371
Medline Borrower LP
3.875% due 04/01/2029		700	565
5.250% due 10/01/2029		500	398
Merlin Entertainments Ltd. 5.750% due 06/15/2026		500	469
MGM China Holdings Ltd. 4.750% due 02/01/2027		1,000	886
MGM Resorts International
4.625% due 09/01/2026		500	459
6.000% due 03/15/2023		500	499
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	426
MPH Acquisition Holdings LLC 5.750% due 11/01/2028		650	434
MSCI, Inc. 3.625% due 11/01/2031		1,000	828
NCL Corp. Ltd. 5.875% due 03/15/2026		875	689
NCR Corp.
5.250% due 10/01/2030		200	165
5.750% due 09/01/2027		500	479
NESCO Holdings, Inc. 5.500% due 04/15/2029		250	219
Newell Brands, Inc.
5.625% due 04/01/2036		300	258
5.750% due 04/01/2046		100	80
Nidda BondCo GmbH 5.000% due 09/30/2025 (j)	EUR	350	325
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,500	1,569
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		$146	163
Nokia OYJ 6.625% due 05/15/2039		100	95

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

Norican AS 4.500% due 05/15/2023 (j)	EUR	400	405
Northriver Midstream Finance LP 5.625% due 02/15/2026		$500	474
Novelis Corp. 3.250% due 11/15/2026		450	404
NuStar Logistics LP
5.750% due 10/01/2025		250	241
6.375% due 10/01/2030		500	463
Occidental Petroleum Corp.
6.200% due 03/15/2040		500	490
7.875% due 09/15/2031		1,500	1,659
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		725	590
5.375% due 10/01/2029	EUR	500	390
Open Text Holdings, Inc. 4.125% due 12/01/2031		$550	428
Organon & Co. 2.875% due 04/30/2028	EUR	2,000	1,881
Owens & Minor, Inc. 4.500% due 03/31/2029		$500	399
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		875	778
Pactiv LLC 7.950% due 12/15/2025		600	580
Park River Holdings, Inc. 5.625% due 02/01/2029		800	534
Parkland Corp. 4.625% due 05/01/2030		500	414
PDC Energy, Inc. 5.750% due 05/15/2026		500	478
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030		400	348
Performance Food Group, Inc. 4.250% due 08/01/2029		600	521
Permian Resources Operating LLC 5.375% due 01/15/2026		1,000	912
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		1,000	946
4.900% due 12/15/2044		400	271
PetSmart, Inc. 7.750% due 02/15/2029		600	565
Post Holdings, Inc. 4.625% due 04/15/2030		500	432
Presidio Holdings, Inc. 8.250% due 02/01/2028		750	697
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		825	698
Prime Security Services Borrower LLC 6.250% due 01/15/2028		750	684
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	898
Quatrim SASU 5.875% due 01/15/2024		500	525
Radiate Holdco LLC 6.500% due 09/15/2028		$750	315
Radiology Partners, Inc. 9.250% due 02/01/2028		150	84
Revlon Consumer Products Corp. 6.250% due 08/01/2024 ^(b)		200	11
Rockcliff Energy LLC 5.500% due 10/15/2029		750	687
Rockies Express Pipeline LLC 4.800% due 05/15/2030		600	529
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	505
4.625% due 02/16/2026		450	468
5.750% due 10/15/2027		$1,000	954
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		500	405
5.375% due 07/15/2027		500	405
7.500% due 10/15/2027		750	639
Sabre Global, Inc. 11.250% due 12/15/2027		200	206
Scientific Games Holdings LP 6.625% due 03/01/2030		400	338
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028		500	430
Scripps Escrow, Inc. 3.875% due 01/15/2029		600	482
Seagate HDD Cayman
4.125% due 01/15/2031		253	198
5.750% due 12/01/2034		200	170
9.625% due 12/01/2032		358	393
Sensata Technologies BV 4.000% due 04/15/2029		1,000	864

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

Sensata Technologies, Inc. 3.750% due 02/15/2031		400	330
Sigma Holdco BV 7.875% due 05/15/2026		800	574
Simmons Foods, Inc. 4.625% due 03/01/2029		200	163
Sirius XM Radio, Inc. 3.875% due 09/01/2031		700	547
SM Energy Co. 6.750% due 09/15/2026		250	243
Spectrum Brands, Inc. 4.000% due 10/01/2026	EUR	500	505
Spirit AeroSystems, Inc.
7.500% due 04/15/2025		$1,000	990
9.375% due 11/30/2029		400	422
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		400	403
SRS Distribution, Inc.
4.625% due 07/01/2028		400	355
6.000% due 12/01/2029		550	438
Stagwell Global LLC 5.625% due 08/15/2029		800	661
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	755
5.000% due 02/15/2027		1,000	924
Station Casinos LLC 4.625% due 12/01/2031		350	281
Strathcona Resources Ltd. 6.875% due 08/01/2026		800	585
Studio City Finance Ltd. 5.000% due 01/15/2029		200	148
Suburban Propane Partners LP 5.000% due 06/01/2031		400	341
Summer BC Holdco A SARL 9.250% due 10/31/2027	EUR	721	589
Summer BC Holdco B SARL 5.750% due 10/31/2026		150	137
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$587	598
Syneos Health, Inc. 3.625% due 01/15/2029		500	399
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,150	664
TEGNA, Inc. 5.000% due 09/15/2029		1,000	951
Tenet Healthcare Corp.
4.250% due 06/01/2029		1,000	868
6.875% due 11/15/2031		700	632
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	1,200	1,146
TMNL Holding BV 3.750% due 01/15/2029		200	188
TopBuild Corp. 3.625% due 03/15/2029		$500	411
TransDigm, Inc.
4.625% due 01/15/2029		300	264
5.500% due 11/15/2027		2,000	1,882
Travel & Leisure Co. 6.625% due 07/31/2026		750	735
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		650	622
Triumph Group, Inc. 7.750% due 08/15/2025		500	426
Twilio, Inc. 3.875% due 03/15/2031		250	199
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		800	711
U.S. Renal Care, Inc. 10.625% due 07/15/2027		600	132
Uber Technologies, Inc. 4.500% due 08/15/2029		375	327
United Airlines, Inc.
4.375% due 04/15/2026		800	743
4.625% due 04/15/2029		900	785
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)		399	402
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		1,250	1,023
Verisure Holding AB 3.250% due 02/15/2027	EUR	500	466
Veritas U.S., Inc. 7.500% due 09/01/2025		$450	311
Vertiv Group Corp. 4.125% due 11/15/2028		800	681
Viavi Solutions, Inc. 3.750% due 10/01/2029		750	632

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

Viking Cruises Ltd.
5.875% due 09/15/2027		400	327
13.000% due 05/15/2025		250	264
Virgin Media Finance PLC 3.750% due 07/15/2030	EUR	1,250	1,034
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	500	490
Vmed O2 U.K. Financing PLC 3.250% due 01/31/2031	EUR	1,000	855
VOC Escrow Ltd. 5.000% due 02/15/2028		$500	431
Waste Pro USA, Inc. 5.500% due 02/15/2026		450	398
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (a)		658	607
Western Midstream Operating LP 5.450% due 04/01/2044		500	416
White Cap Buyer LLC 6.875% due 10/15/2028		400	347
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)		750	649
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	1,250	1,052
Wp/ap Telecom Holdings BV 5.500% due 01/15/2030		300	264
WR Grace Holdings LLC 5.625% due 08/15/2029		$350	283
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	904
5.500% due 03/01/2025		100	95
Wynn Resorts Finance LLC 5.125% due 10/01/2029		500	429
Yum! Brands, Inc. 6.875% due 11/15/2037		350	356
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	185
6.125% due 03/01/2028		400	228
ZipRecruiter, Inc. 5.000% due 01/15/2030		500	413

			167,525

UTILITIES 4.7%
Antero Midstream Partners LP 5.375% due 06/15/2029		700	641
Calpine Corp. 5.125% due 03/15/2028		750	671
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,350	1,123
Electricite de France SA
2.625% due 12/01/2027 •(f)	EUR	1,000	838
5.625% due 01/22/2024 •(f)		$800	757
Endeavor Energy Resources LP 5.750% due 01/30/2028		500	480
Genesis Energy LP 7.750% due 02/01/2028		400	369
Kaixo Bondco Telecom SA 5.125% due 09/30/2029	EUR	200	183
Lorca Telecom Bondco SA 4.000% due 09/18/2027		750	722
NRG Energy, Inc. 3.625% due 02/15/2031		$500	381
Sprint Capital Corp. 8.750% due 03/15/2032		1,500	1,788
Sprint LLC 7.875% due 09/15/2023		1,000	1,016
Tallgrass Energy Partners LP 6.000% due 12/31/2030		500	433
Telecom Italia Capital SA 6.375% due 11/15/2033		1,000	820
TerraForm Power Operating LLC 5.000% due 01/31/2028		300	270
TransAlta Corp. 6.500% due 03/15/2040		100	92
Vodafone Group PLC
5.125% due 06/04/2081 •		400	292
7.000% due 04/04/2079 •		950	956

			11,832

Total Corporate Bonds & Notes (Cost $252,699)			214,546

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Notes
1.750% due 03/15/2025 (l)		6,600	6,237

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $6,234)			6,237

SOVEREIGN ISSUES 1.4%
Republic of Germany Government International Bond 1.300% due 10/15/2027	EUR	2,200	2,225
United Kingdom Gilt 0.250% due 07/31/2031	GBP	1,400	1,270

Total Sovereign Issues (Cost $4,040)			3,495

		SHARES
COMMON STOCKS 1.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		51,501	54
iHeartMedia, Inc. 'A' (c)		11,879	73
iHeartMedia, Inc. 'B' «(c)		9,227	51

			178

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)		294,527	0

ENERGY 0.0%
CHC Group LLC (c)		3,887	0

FINANCIALS 0.3%
DB Investors, Inc. «(c)(h)		13	0
Intelsat SA «(c)(h)		28,358	681

			681

INDUSTRIALS 0.7%
Healogics, Inc. «(c)		44,931	1,909

Total Common Stocks (Cost $8,173)			2,768

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		2,968	20

Total Rights (Cost $0)			20

WARRANTS 0.0%
FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(h)		50	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		2,968	22

Total Warrants (Cost $0)			22

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS (i) 0.6%			1,409

SHORT-TERM NOTES 5.8%
Federal Home Loan Bank 4.180% due 02/03/2011		$14,600	14,544

U.S. TREASURY BILLS 0.3%
4.187% due 01/26/2023 - 03/09/2023 (d)(e)(n)		798	794

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $16,751)		16,747

Total Investments in Securities (Cost $291,933)		247,691

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	13,163	128

Total Short-Term Instruments (Cost $128)		128

Total Investments in Affiliates (Cost $128)		128

Total Investments 99.1% (Cost $292,061)		$247,819
Financial Derivative Instruments (k)(m) (0.4)%(Cost or Premiums, net $(247))		(1,071)
Other Assets and Liabilities, net 1.3%		3,199

Net Assets 100.0%		$249,947

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

ADLER Group SA 12.500% due 07/31/2025	12/22/2022	$461	$461	0.18%
DB Investors, Inc.	06/28/2019	0	0	0.00%
DB Investors, Inc. - Exp. 01/18/2024	01/18/2024 - 06/28/2019	0	0	0.00
Intelsat SA	09/11/2013 - 10/29/2021	2,215	681	0.28

$2,676	$1,142	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$1,409	U.S. Treasury Bills 0.000% due 06/29/2023	$(1,075)	$1,409	$1,409
U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028	(362)

Total Repurchase Agreements	$(1,437)	$1,409	$1,409

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	0.000%	10/03/2022	TBD(3)	EUR	(316)	$(339)
FBF	(1.500)	09/23/2022	TBD(3)	(380)	(403)
JML	(1.500)	11/16/2022	TBD(3)	(431)	(460)

Total Reverse Repurchase Agreements	$(1,202)

(j)	Securities with an aggregate market value of $1,178 have been pledged as collateral under the terms of the above master agreements as of December 31,2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,343) at a weighted average interest rate of (0.756%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	2.780%	$300	$6	$7	$13	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	4.429	800	(6)	25	19	0	0

$0	$32	$32	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$22,600	$(247)	$423	$176	$0	$(4)

Total Swap Agreements	$(247)	$455	$208	$0	$(4)

(l)	Securities with an aggregate market value of $687 and cash of $2,732 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	GBP	426	$524	$9	$0
BRC	01/2023	$457	GBP	377	0	(1)
CBK	01/2023	613	EUR	577	4	0
JPM	01/2023	GBP	2,885	$3,484	0	(5)
MBC	01/2023	EUR	48,396	50,748	0	(1,079)
01/2023	GBP	88	107	1	0
01/2023	$613	EUR	576	4	0

Total Forward Foreign Currency Contracts	$18	$(1,085)

(n)

Securities with an aggregate market value of $794 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,685	$1,171	$3,856
Corporate Bonds & Notes
Banking & Finance	0	34,728	461	35,189
Industrials	0	167,485	40	167,525
Utilities	0	11,832	0	11,832
U.S. Treasury Obligations	0	6,237	0	6,237
Sovereign Issues	0	3,495	0	3,495
Common Stocks
Communication Services	127	0	51	178
Financials	0	0	681	681
Industrials	0	0	1,909	1,909
Rights

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

Financials	0	0	20	20
Warrants
Financials	0	0	22	22
Short-Term Instruments
Repurchase Agreements	0	1,409	0	1,409
Short-Term Notes	0	14,544	0	14,544
U.S. Treasury Bills	0	794	0	794

$127	$243,209	$4,355	$247,691
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128	$0	$0	$128

Total Investments	$255	$243,209	$4,355	$247,819

Financial Derivative Instruments - Assets
Over the counter	$0	$18	$0	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(1,085)	0	(1,085)

$0	$(1,089)	$0	$(1,089)

Total Financial Derivative Instruments	$0	$(1,071)	$0	$(1,071)

Totals	$255	$242,138	$4,355	$246,748

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,274	$0	$(56)	$0	$0	$(47)	$0	$0	$1,171	$(46)
Corporate Bonds & Notes
Banking & Finance	0	461	0	0	0	0	0	0	461	0
Industrials	719	12	(4)	0	0	(80)	0	(607)	40	4
Common Stocks
Communication Services	157	0	0	0	0	(106)	0	0	51	(106)
Financials	865	0	0	0	0	(184)	0	0	681	(184)
Industrials	803	0	0	0	0	1,106	0	0	1,909	1,105
Materials	0	0	(84)	0	84	0	0	0	0	0
Rights(2)
Financials	13	0	0	0	0	7	0	0	20	7
Warrants(2)
Financials	15	0	0	0	0	7	0	0	22	7
Preferred Securities
Industrials	4,995	0	(5,793)	0	3,215	(2,418)	0	0	0	0

Totals	$8,841	$473	$(5,937)	$0	$3,300	$(1,715)	$0	$(607)	$4,355	$787

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,171	Discounted Cash Flow	Discount Rate	9.500	—
Corporate Bonds & Notes
Banking & Finance	461	Proxy Pricing	Base Price	100.000	—
Industrials	11	Discounted Cash Flow	Discount Rate	9.800	—
29	Expected Recovery	Price	0.000	—
Common Stocks
Communication Services	51	Reference Instrument	Stock Price W/Liquidity Discount	10.000	—
Financials	681	Indicative Market Quotation	Price	$0.250 - 24.000	24.00
Industrials	1,909	Market Comparable Valuation	Multiple	X	9.539	—
Rights
Financials	20	Other Valuation Techniques(3)	—	—	—
Warrants
Financials	22	Other Valuation Techniques(3)	—	—	—

Total	$4,355

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2022 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Rights to Warrants since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Income Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.1%
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		$128,500	$128,159
AmSurg LLC TBD% due 04/29/2027 µ		15,082	14,762
Aramark Services, Inc. 6.134% (LIBOR01M + 1.750%) due 03/11/2025 ~		9,978	9,946
Avolon TLB Borrower 1 (U.S.) LLC
5.853% (LIBOR01M + 1.500%) due 02/12/2027 ~		15,467	15,286
6.103% (LIBOR01M + 1.750%) due 01/15/2025 ~		33,008	32,953
6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~		20,448	20,439
Axalta Coating Systems U.S. Holdings, Inc. 7.506% due 12/20/2029		3,562	3,570
Caesars Resort Collection LLC
7.134% (LIBOR01M + 2.750%) due 12/23/2024 ~		189,066	188,885
7.884% (LIBOR01M + 3.500%) due 07/21/2025 ~		20,830	20,805
Carnival Corp.
5.648% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	104,459	107,783
7.384% (LIBOR01M + 3.000%) due 06/30/2025 ~		$244,819	235,419
7.634% (LIBOR01M + 3.250%) due 10/18/2028 ~		111,804	104,984
Cengage Learning, Inc. 7.814% (LIBOR06M + 4.750%) due 07/14/2026 ~		89,106	80,349
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~		7,348	6,991
Charter Communications Operating LLC TBD% - 6.140% (LIBOR01M + 1.750%) due 02/01/2027 ~		6,872	6,721
Clear Channel Outdoor Holdings, Inc. 7.915% (LIBOR03M + 3.500%) due 08/21/2026 ~		733	669
CommScope, Inc. 7.634% (LIBOR01M + 3.250%) due 04/06/2026 ~		31,541	29,814
Delos Finance SARL 6.480% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	19,846
DirecTV Financing LLC 9.384% (LIBOR01M + 5.000%) due 08/02/2027 ~		77,994	76,101
Emerald TopCo, Inc. 7.884% (LIBOR01M + 3.500%) due 07/24/2026 ~		6,099	5,605
Encina Private Credit LLC TBD% - 8.684% (LIBOR01M + 4.366%) due 11/30/2025 «~µ		209,754	205,255
Envision Healthcare Corp.
12.119% due 04/29/2027		133,637	130,798
15.744% due 04/28/2028		203,533	166,557
Fidere Gestion De Vivienda 4.262% (EUR003M + 2.500%) due 08/15/2023 «~(k)	EUR	72,368	75,371
GHH Holdings Ltd. 4.036% due 12/04/2024 «(k)	GBP	75,000	88,211
GVC Holdings PLC 4.398% (EUR001M + 2.500%) due 03/29/2024 ~	EUR	19,717	20,940
Hilton Worldwide Finance LLC 6.173% (LIBOR01M + 1.750%) due 06/22/2026 ~		$126,904	126,658
Hotel Ltd. 4.206% due 02/07/2023 «(k)	GBP	54,000	65,217
iHeartCommunications, Inc. 7.384% (LIBOR01M + 3.000%) due 05/01/2026 ~		$2,695	2,479
II-VI, Inc. 7.134% (LIBOR03M + 2.750%) due 07/02/2029~		35,218	34,936
Ineos Finance PLC 3.898% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	105,868	113,124
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		$151,179	146,266
IQVIA, Inc. 4.202% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	10,310	11,047
Lealand Finance Co. BV 7.384% (LIBOR01M + 3.000%) due 06/28/2024 ~		$2,410	1,566
Lealand Finance Co. BV (5.384% Cash and 3.000% PIK) 8.384% (LIBOR01M + 1.000%) due 06/30/2025 ~(c)		5,647	3,031
Market Bidco Ltd. 6.552% (EUR003M + 4.750%) due 07/31/2028 ~	EUR	217,197	205,179
Marriott Ownership Resorts, Inc. 6.134% (LIBOR01M + 1.750%) due 08/29/2025 ~		$3,524	3,496
MH Sub LLC 8.134% (LIBOR01M + 3.750%) due 09/13/2024 ~		9,846	9,586
Petco Health and Wellness Company, Inc. 7.976% (LIBOR03M + 3.250%) due 03/03/2028		49,520	48,143

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

PetSmart, Inc. 8.130% (LIBOR01M + 3.750%) due 02/11/2028 ~		13,035	12,795
Poseidon Bidco SASU 7.452% (EUR003M + 5.250%) due 07/14/2028 «	EUR	575,500	530,786
Project Bull 6.333% due 03/11/2023 «		$34,585	34,572
Project Quasar Pledgco SLU 4.936% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	124,745	130,680
PUG LLC 7.884% (LIBOR01M + 3.500%) due 02/12/2027 ~		$7,118	5,926
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		9,260	8,752
Serta Simmons Bedding LLC 7.743% - 7.827% (LIBOR03M + 3.500%) due 11/08/2023 ~		4,901	348
Sierra Hamilton LLC 15.000% due 09/12/2023 «		4	4
Sigma Bidco BV 3.738% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	42,800	39,917
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~		$124,975	127,623
Softbank Vision Fund 5.000% due 12/21/2025 «		605,676	582,651
Sotera Health Holdings LLC 7.165% (LIBOR03M + 2.750%) due 12/11/2026 ~		29,413	27,280
SS&C European Holdings SARL 6.134% (LIBOR01M + 1.750%) due 04/16/2025 ~		14,087	13,876
SS&C Technologies, Inc. 6.134% (LIBOR01M + 1.750%) due 04/16/2025 ~		17,236	16,977
Sunshine Luxembourg SARL 8.480% (LIBOR03M + 3.750%) due 10/01/2026 ~		52,556	50,461
Syniverse Holdings, Inc. 11.580% due 05/13/2027		53,803	47,212
TransDigm, Inc.
6.980% (LIBOR03M + 2.250%) due 05/30/2025 ~		23,245	23,036
6.980% (LIBOR03M + 2.250%) due 12/09/2025 ~		68,175	67,476
7.830% due 02/22/2027		20,251	20,207
U.S. Renal Care, Inc.
9.438% (LIBOR01M + 5.000%) due 06/26/2026 ~		28,334	15,991
9.938% (LIBOR01M + 5.500%) due 06/26/2026		743	419
Uber Technologies, Inc.
8.235% (LIBOR03M + 3.500%) due 04/04/2025 ~		48,949	48,975
8.235% (LIBOR03M + 3.500%) due 02/25/2027 ~		17,632	17,623
United Airlines, Inc. 8.108% (LIBOR03M + 3.750%) due 04/21/2028 ~		53,292	52,771
Univision Communications, Inc. 7.134% (LIBOR01M + 2.750%) due 03/15/2024 ~		16,480	16,484
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		13,646	10,610
Windstream Services LLC
8.423% due 02/28/2027 «		56,290	53,701
10.673% (LIBOR01M + 6.250%) due 09/21/2027 ~		36,112	32,844
Zayo Group Holdings, Inc. 7.384% (LIBOR01M + 3.000%) due 03/09/2027 ~		77,289	62,953
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		12,324	10,541

Total Loan Participations and Assignments (Cost $4,848,585)			4,630,438

CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 5.7%
ADLER Group SA
2.250% due 04/27/2027	EUR	2,300	872
2.750% due 11/13/2026		400	173
12.500% due 07/31/2025 «(k)		1,960	2,077
AIB Group PLC 4.263% due 04/10/2025 •		$69,645	67,228
Ally Financial, Inc. 8.000% due 11/01/2031		605	631
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		352	493
American Assets Trust LP 3.375% due 02/01/2031		44,700	35,557
Asian Development Bank 4.700% due 03/12/2024	MXN	189,200	8,933
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$127,356	101,983
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	48,500	44,655
2.625% due 04/28/2025		10,922	10,609
3.625% due 09/24/2024		9,350	9,525
5.375% due 01/18/2028		2,000	1,731
Banco Bradesco SA 2.850% due 01/27/2023		$19,400	19,376

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Banco de Credito del Peru SA 4.650% due 09/17/2024 •	PEN	166,500	40,959
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(i)	EUR	4,000	4,172
Bank of Nova Scotia 4.900% due 06/04/2025 •(i)		$2,702	2,597
Barclays PLC
4.972% due 05/16/2029 •		54,550	51,328
5.875% due 09/15/2024 •(i)	GBP	3,033	3,369
6.125% due 12/15/2025 •(i)		$46,766	42,732
6.375% due 12/15/2025 •(i)(j)	GBP	4,600	5,113
7.125% due 06/15/2025 •(i)(j)		74,120	84,937
7.250% due 03/15/2023 •(i)(j)		174,700	209,299
7.750% due 09/15/2023 •(i)(j)		$163,600	160,132
8.000% due 06/15/2024 •(i)(j)		61,700	60,102
BGC Partners, Inc.
3.750% due 10/01/2024		14,944	14,305
4.375% due 12/15/2025		9,000	8,443
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		3,700	983
4.450% due 08/17/2026 ^(d)		3,500	925
4.800% due 05/17/2028 ^(d)		1,300	352
5.250% due 05/13/2026 ^(d)		2,200	581
5.950% due 10/20/2025 ^(d)		2,600	687
6.000% due 07/16/2025 ^(d)		4,300	1,130
6.450% due 11/07/2024 ^(d)		6,600	1,767
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	137,900	146,508
5.823% due 01/28/2029 •		59,600	63,161
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$17,940	10,271
3.125% due 10/22/2025		26,950	16,537
3.875% due 10/22/2030		18,050	9,592
4.800% due 08/06/2030		2,100	1,122
5.125% due 01/17/2025		6,100	4,132
5.400% due 05/27/2025		3,400	2,267
5.625% due 01/14/2030		1,300	694
6.150% due 09/17/2025		1,900	1,248
6.500% due 04/08/2024		1,000	758
8.000% due 01/27/2024		5,515	4,275
Credit Agricole SA 7.875% due 01/23/2024 •(i)(j)		300	298
Credit Suisse AG
2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	6,800	7,157
6.500% due 08/08/2023 (j)		$53,492	51,925
Credit Suisse Group AG
0.625% due 01/18/2033	EUR	12,700	7,574
0.650% due 09/10/2029		3,900	2,805
2.875% due 04/02/2032 •		11,000	8,544
3.091% due 05/14/2032 •		$110,535	76,594
3.869% due 01/12/2029 •		2,400	1,927
4.194% due 04/01/2031 •		20,069	15,618
5.250% due 02/11/2027 •(i)(j)		17,510	11,437
6.250% due 12/18/2024 •(i)(j)		1,550	1,222
6.373% due 07/15/2026 •		65,500	61,553
6.375% due 08/21/2026 •(i)(j)		25,350	18,231
6.442% due 08/11/2028 •		149,385	136,264
6.537% due 08/12/2033 •		205,550	180,862
7.250% due 09/12/2025 •(i)(j)		21,940	15,775
7.500% due 07/17/2023 •(i)(j)		75,089	60,193
7.500% due 12/11/2023 •(i)(j)		101,657	89,052
9.016% due 11/15/2033 •		22,200	22,792
Dalian Wanda Commercial Management Group Co. Ltd. 4.890% due 04/17/2023	CNY	10,000	1,416
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	5,400	4,553
3.035% due 05/28/2032 •(k)		$89,774	68,244
3.547% due 09/18/2031 •		134,828	108,382
3.950% due 02/27/2023		20,700	20,630
3.961% due 11/26/2025 •		80,833	77,299
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		1,393	1,382
EPR Properties
4.750% due 12/15/2026		2,445	2,200
4.950% due 04/15/2028		3,980	3,402
Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	6,400	5,449
6.500% due 04/15/2024 •(i)(j)		5,200	5,446
Essential Properties LP 2.950% due 07/15/2031		$7,800	5,690
Fairfax Financial Holdings Ltd.
3.950% due 03/03/2031	CAD	16,010	10,364
4.625% due 04/29/2030		$16,335	14,857
4.850% due 04/17/2028		7,571	7,170
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		48,225	46,695

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

First-Citizens Bank & Trust Co. 2.969% due 09/27/2025 •		9,500	8,988
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	33,619	34,456
2.330% due 11/25/2025		18,541	18,317
2.684% due 12/01/2024 •		7,566	7,831
2.700% due 08/10/2026		$65,025	56,549
2.748% due 06/14/2024	GBP	22,243	25,483
3.250% due 09/15/2025	EUR	20,123	20,516
3.375% due 11/13/2025		$63,995	57,966
4.389% due 01/08/2026		27,773	25,933
4.535% due 03/06/2025	GBP	42,779	49,279
5.125% due 06/16/2025		$40,740	39,255
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		23,071	21,732
GLP Capital LP
3.250% due 01/15/2032		5,900	4,725
4.000% due 01/15/2031		5,500	4,728
5.250% due 06/01/2025		6,166	6,071
5.300% due 01/15/2029		29,811	28,264
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	23,748
HSBC Holdings PLC
2.804% due 05/24/2032 •		50,100	38,877
2.848% due 06/04/2031 •		2,000	1,601
3.973% due 05/22/2030 •		73,500	64,480
4.041% due 03/13/2028 •		11,280	10,411
4.292% due 09/12/2026 •		9,600	9,192
4.583% due 06/19/2029 •		73,000	67,338
6.000% due 09/29/2023 •(i)(j)	EUR	19,040	20,181
Huarong Finance Co. Ltd.
2.500% due 02/24/2023		$10,800	10,719
3.375% due 02/24/2030		10,257	7,828
3.625% due 09/30/2030		14,270	10,951
3.875% due 11/13/2029		16,912	13,381
4.250% due 11/07/2027		5,400	4,621
4.500% due 05/29/2029		31,559	26,223
4.625% due 06/03/2026		12,865	11,369
4.750% due 04/27/2027		28,400	24,814
4.950% due 11/07/2047		8,975	6,170
International Finance Corp. 8.000% due 10/09/2023	IDR	248,200,000	16,223
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(i)(j)	EUR	28,300	29,302
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		2,800	2,357
Koala PPN 7.000% due 09/20/2032 «(k)	GBP	3,000	114,988
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(i)(j)	EUR	11,831	12,159
7.500% due 06/27/2024 •(i)(j)		$12,288	11,938
7.500% due 09/27/2025 •(i)(j)		87,268	84,406
7.875% due 06/27/2029 •(i)(j)	GBP	131,109	151,832
MMcapS Funding Ltd.
5.014% (US0003M + 0.290%) due 12/26/2039 ~		$16,729	15,851
5.224% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,433
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	11,500	9,426
2.500% due 03/24/2026	GBP	13,200	12,712
3.375% due 04/24/2030		18,565	14,714
3.500% due 03/15/2031		$28,700	19,733
3.692% due 06/05/2028	GBP	2,965	2,631
National Health Investors, Inc. 3.000% due 02/01/2031		$18,500	13,379
Nationwide Building Society
3.960% due 07/18/2030 •		57,892	50,240
4.302% due 03/08/2029 •		79,100	71,503
NatWest Group PLC
4.445% due 05/08/2030 •		163,400	148,293
4.600% due 06/28/2031 •(i)(j)		45,790	32,897
4.892% due 05/18/2029 •		13,000	12,324
5.076% due 01/27/2030 •		177,653	167,712
New Metro Global Ltd.
4.500% due 05/02/2026		9,400	6,391
4.625% due 10/15/2025		1,400	983
4.800% due 12/15/2024		15,700	12,179
6.800% due 08/05/2023		6,580	6,086
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	38,728
2.750% due 03/09/2028		40,800	33,111
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	42,861
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		24,548	17,809
3.625% due 10/01/2029		17,120	14,080

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

OneMain Finance Corp.
5.625% due 03/15/2023		256,251	255,710
6.125% due 03/15/2024		5,699	5,525
Owl Rock Capital Corp. 2.875% due 06/11/2028		20,100	15,814
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		28,041	27,974
5.500% due 02/15/2024		3,113	3,074
Preferred Term Securities Ltd.
0.000% due 09/26/2034 ~		6,000	2,393
5.069% (US0003M + 0.300%) due 03/22/2037 ~		54,455	49,962
5.069% (US0003M + 0.300%) due 09/22/2037 ~		94	85
5.069% (US0003M + 0.300%) due 12/22/2037 ~		10,855	9,770
5.079% (US0003M + 0.310%) due 12/22/2036 ~		66,149	61,519
5.109% (US0003M + 0.340%) due 09/22/2036 ~		11,434	10,462
5.119% (US0003M + 0.350%) due 06/22/2037 ~		49,791	42,760
5.138% (US0003M + 0.400%) due 06/23/2035 ~		17,274	16,394
5.139% (US0003M + 0.370%) due 09/22/2037 ~		42,865	37,292
5.149% (US0003M + 0.380%) due 09/23/2035 ~		82	82
5.149% (US0003M + 0.380%) due 12/22/2036 ~		1,352	1,075
5.149% (US0003M + 0.380%) due 03/22/2037 ~		46,862	39,833
5.159% (US0003M + 0.390%) due 12/22/2036 ~		2,996	2,516
5.169% (US0003M + 0.400%) due 09/22/2036 ~		29,969	26,523
5.169% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,811
5.169% (US0003M + 0.400%) due 03/22/2038 ~		84,174	77,114
5.199% (US0003M + 0.430%) due 12/22/2035 ~		29,517	26,123
5.219% (US0003M + 0.450%) due 03/22/2038 ~		7,166	6,378
5.238% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,636
5.249% (US0003M + 0.480%) due 09/23/2035 ~		15,092	13,718
5.326% (US0003M + 0.580%) due 09/26/2034 ~		7,500	6,825
5.349% (US0003M + 0.580%) due 03/23/2035 ~		14,250	13,074
5.369% (US0003M + 0.600%) due 03/22/2038 ~		17,357	14,579
5.389% (US0003M + 0.620%) due 12/22/2036 ~		31,853	25,323
5.519% (US0003M + 0.750%) due 09/23/2035 ~		20,740	15,762
5.613% (US0003M + 0.860%) due 07/03/2033 ~		2,886	2,699
5.626% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,775
5.653% (US0003M + 0.900%) due 01/03/2033 ~		5,289	4,971
5.669% (US0003M + 0.900%) due 03/22/2038 ~		21,794	20,650
Sabra Health Care LP 3.200% due 12/01/2031		15,801	11,793
Santander Holdings USA, Inc. 4.500% due 07/17/2025		87,482	85,608
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	9,494
3.823% due 11/03/2028 •		31,580	28,271
6.750% due 06/24/2024 •(i)(j)	GBP	48,676	56,703
Seazen Group Ltd.
4.450% due 07/13/2025		$4,000	2,819
6.000% due 08/12/2024		10,100	7,938
6.150% due 04/15/2023		480	455
SLM Student Loan Trust 2.596% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	709	725
Societe Generale SA
2.889% due 06/09/2032 •		$29,900	23,072
7.375% due 10/04/2023 •(i)(j)		49,484	47,471
Standard Chartered PLC 2.678% due 06/29/2032 •		4,900	3,707
Sunac China Holdings Ltd.
6.500% due 01/10/2025 ^(d)		3,300	723
6.500% due 01/26/2026 ^(d)		1,300	270
6.650% due 08/03/2024 ^(d)		1,300	282
7.500% due 02/01/2024 ^(d)		1,700	377
8.350% due 04/19/2023 ^(d)		9,800	2,162
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	2,386	2,603
5.801% due 10/13/2040		24,110	27,489
6.052% due 10/13/2039		15,817	18,611
Trafford Centre Finance Ltd. 3.888% (SONIO/N + 0.844%) due 07/28/2038 ~		6,550	6,921
U.S. Capital Funding Ltd.
4.189% due 07/10/2043 •		$50,930	40,489
5.320% (US0003M + 0.880%) due 05/01/2034 ~		3,333	3,258
UBS AG 5.125% due 05/15/2024 (j)		62,650	61,970
UniCredit SpA
2.569% due 09/22/2026 •		11,513	10,206
7.830% due 12/04/2023		603,540	609,928
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,357	2,815
Uniti Group LP
4.750% due 04/15/2028		$22,123	17,731
7.875% due 02/15/2025		38,790	37,631
VICI Properties LP
3.875% due 02/15/2029		5,805	5,096
4.500% due 09/01/2026		16,083	15,158
4.500% due 01/15/2028		3,495	3,226

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.625% due 06/15/2025		4,435	4,258
5.625% due 05/01/2024		8,500	8,433
5.750% due 02/01/2027		12,316	12,021
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		39,868	31,645

			6,402,161

INDUSTRIALS 6.7%
AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	3,270	3,747
5.500% due 07/31/2050		1,096	1,149
Aeroporti di Roma SpA 5.441% due 02/20/2023		4,300	5,191
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$35,438	33,792
Altice Financing SA
3.000% due 01/15/2028	EUR	8,800	7,468
4.250% due 08/15/2029		18,910	16,429
5.750% due 08/15/2029		$133,089	104,932
Altice France SA 8.125% due 02/01/2027		45,663	41,688
Amdocs Ltd. 2.538% due 06/15/2030		32,600	26,462
American Airlines Pass-Through Trust
2.875% due 01/11/2036		43,199	34,892
3.000% due 04/15/2030		18,415	15,996
3.150% due 08/15/2033		2,075	1,723
3.200% due 12/15/2029		10,013	8,706
3.350% due 04/15/2031		22,119	19,148
3.375% due 11/01/2028		39,076	32,663
3.575% due 07/15/2029		9,300	8,320
3.600% due 03/22/2029		3,404	3,060
3.650% due 12/15/2029		3,598	2,815
3.650% due 08/15/2030		11,860	10,580
3.700% due 04/01/2028		16,581	14,343
4.000% due 01/15/2027		1,440	1,251
American Airlines, Inc. 5.500% due 04/20/2026		115,997	111,752
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		24,100	17,410
BAT Capital Corp. 3.557% due 08/15/2027		24,000	21,964
Boeing Co.
3.250% due 02/01/2035		1,500	1,145
3.600% due 05/01/2034		8,400	6,742
5.150% due 05/01/2030		6,002	5,871
5.705% due 05/01/2040		212,372	203,421
5.805% due 05/01/2050		175,547	163,657
5.930% due 05/01/2060		226,356	207,415
Bombardier, Inc. 7.500% due 03/15/2025		11,095	11,010
British Airways Pass-Through Trust
2.900% due 09/15/2036		13,600	11,109
3.300% due 06/15/2034		2,583	2,198
3.800% due 03/20/2033		5,072	4,581
4.250% due 05/15/2034		12,738	11,431
Broadcom, Inc.
2.450% due 02/15/2031		93,400	73,782
2.600% due 02/15/2033		55,815	42,043
3.137% due 11/15/2035		25,795	19,045
3.187% due 11/15/2036		26,500	19,118
3.419% due 04/15/2033		42,551	34,232
3.469% due 04/15/2034		135,123	108,193
3.500% due 02/15/2041		28,758	20,523
4.150% due 11/15/2030		4,571	4,107
4.300% due 11/15/2032		40,685	35,974
4.926% due 05/15/2037		51,850	45,418
Caesars Entertainment, Inc. 6.250% due 07/01/2025		3,000	2,921
Cameron LNG LLC 3.402% due 01/15/2038		1,633	1,332
Carnival Corp.
4.000% due 08/01/2028		42,951	35,106
10.500% due 02/01/2026		5,513	5,548
Carvana Co.
5.500% due 04/15/2027		65,113	25,878
10.250% due 05/01/2030 (l)		419,940	198,108
CDW LLC
2.670% due 12/01/2026		64,300	57,207
3.276% due 12/01/2028		16,500	14,158
3.569% due 12/01/2031		51,800	42,782
Cellnex Finance Co. SA 3.875% due 07/07/2041		22,644	15,521
Centene Corp. 2.450% due 07/15/2028		30,400	25,717

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Charter Communications Operating LLC
3.850% due 04/01/2061		29,300	17,049
3.900% due 06/01/2052		149,000	94,098
3.950% due 06/30/2062		92,400	54,838
4.400% due 12/01/2061		95,900	61,706
Community Health Systems, Inc.
4.750% due 02/15/2031		99,900	72,717
5.625% due 03/15/2027		314,631	270,356
8.000% due 03/15/2026		100,854	92,029
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		909	904
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		2,184	1,293
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		2,296	2,193
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	24,213
Coty, Inc. 3.875% due 04/15/2026	EUR	1,095	1,095
CVS Pass-Through Trust
4.163% due 08/11/2036		$5,351	4,635
5.773% due 01/10/2033		4,286	4,191
5.880% due 01/10/2028		795	787
7.507% due 01/10/2032		3,804	3,961
DirecTV Financing LLC 5.875% due 08/15/2027		35,700	32,007
DISH DBS Corp.
5.250% due 12/01/2026		143,110	120,815
5.750% due 12/01/2028		160,000	128,000
Dufry One BV 3.625% due 04/15/2026	CHF	3,009	2,865
Energy Transfer LP
4.400% due 03/15/2027		$4,145	3,944
4.950% due 05/15/2028		4,355	4,185
Exela Intermediate LLC 11.500% due 07/15/2026		12,225	2,139
Expedia Group, Inc.
2.950% due 03/15/2031		7,709	6,217
3.250% due 02/15/2030		10,344	8,797
6.250% due 05/01/2025		59,826	60,382
Ford Foundation 2.815% due 06/01/2070		14,800	8,704
Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	880	711
4.250% due 04/06/2024	GBP	4,500	3,810
4.950% due 03/23/2027		$24,600	17,228
4.950% due 02/06/2028		15,900	12,208
7.288% due 08/16/2037		30,730	26,140
8.625% due 04/28/2034		141,090	82,670
Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,295	1,380
5.322% (SONIO/N + 1.919%) due 12/15/2034 ~		427	399
Hyatt Hotels Corp. 4.850% due 03/15/2026		$6,500	6,396
iHeartCommunications, Inc. 6.375% due 05/01/2026		70,203	64,698
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	10,800	9,811
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$20,019	17,607
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,003	849
Imperial Brands Finance PLC 3.500% due 07/26/2026		5,425	4,982
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		19,600	14,253
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		579,839	519,820
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,576	2,120
4.000% due 05/15/2034		61,708	55,030
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	213,300	184,231
Marriott International, Inc.
2.750% due 10/15/2033		$10,500	8,040
2.850% due 04/15/2031		13,700	11,127
4.625% due 06/15/2030		15,666	14,656
Massachusetts Institute of Technology
4.678% due 07/01/2114		718	616
5.600% due 07/01/2111		1,144	1,192
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	184
5.375% due 12/04/2029		48,255	38,801
5.625% due 07/17/2027		2,700	2,320
5.750% due 07/21/2028		2,200	1,843

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

MGM China Holdings Ltd.
4.750% due 02/01/2027		15,129	13,403
5.250% due 06/18/2025		36,819	34,684
Mitchells & Butlers Finance PLC
5.219% (US0003M + 0.450%) due 12/15/2030 ~		42	39
6.013% due 12/15/2030	GBP	5,266	5,949
Netflix, Inc.
3.625% due 06/15/2030	EUR	43,809	43,259
3.875% due 11/15/2029		90,629	90,934
4.625% due 05/15/2029		75,300	79,394
6.375% due 05/15/2029		$11,528	11,885
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		6,710	6,239
4.345% due 09/17/2027		74,963	68,090
4.810% due 09/17/2030		212,402	180,725
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		11,159	12,415
Norfolk Southern Corp. 4.100% due 05/15/2121		9,800	6,826
NPC Ukrenergo
6.875% due 11/09/2028 ^(d)		3,480	619
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (g)(i)		5,635	14
Oracle Corp.
3.850% due 04/01/2060		16,110	10,775
3.950% due 03/25/2051 (k)		37,933	27,191
4.000% due 07/15/2046		8,154	5,976
4.100% due 03/25/2061 (k)		45,000	31,443
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		8,843	7,854
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		105,630	5,149
5.500% due 04/12/2037 ^(d)		117,045	5,710
6.000% due 05/16/2024 ^(d)		87,600	4,490
6.000% due 11/15/2026 ^(d)		54,167	2,641
9.750% due 05/17/2035 ^(d)		43,640	2,237
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	17,100	14,368
5.950% due 01/28/2031		$176,125	133,702
6.700% due 02/16/2032		412,739	324,909
6.750% due 09/21/2047		71,382	45,705
6.950% due 01/28/2060		57,150	36,256
7.690% due 01/23/2050		16,197	11,244
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		70,556	59,732
Prosus NV
1.207% due 01/19/2026	EUR	14,200	13,729
1.288% due 07/13/2029		19,700	16,075
1.985% due 07/13/2033		26,300	19,119
2.085% due 01/19/2030		27,600	23,083
2.778% due 01/19/2034		20,944	16,198
3.061% due 07/13/2031		$47,100	36,427
3.257% due 01/19/2027		17,400	15,579
4.193% due 01/19/2032		28,000	23,250
4.987% due 01/19/2052		23,900	16,959
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	1,200	1,318
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		$5,100	4,115
Rockefeller Foundation 2.492% due 10/01/2050		17,500	11,169
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	19,753	16,833
3.375% due 06/18/2026	GBP	68,798	71,949
3.625% due 10/14/2025		$52,078	48,172
4.625% due 02/16/2026 (l)	EUR	171,876	178,925
5.750% due 10/15/2027	GBP	109,771	122,157
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		$113,405	121,876
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	60,389	39,447
Sands China Ltd.
2.800% due 03/08/2027		$30,400	26,077
3.350% due 03/08/2029		22,500	18,412
3.750% due 08/08/2031		19,500	15,371
4.300% due 01/08/2026		50,882	47,023
4.875% due 06/18/2030		36,391	32,029
5.625% due 08/08/2025		50,168	48,030
5.900% due 08/08/2028		52,477	49,206
Santos Finance Ltd. 3.649% due 04/29/2031		13,200	10,505
Seagate HDD Cayman
4.091% due 06/01/2029		2,900	2,408
4.125% due 01/15/2031		1,209	945
9.625% due 12/01/2032		1,713	1,881

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Sprint Spectrum Co. LLC
4.738% due 09/20/2029		41,873	41,399
5.152% due 09/20/2029		31,065	30,648
Studio City Co. Ltd. 7.000% due 02/15/2027		18,200	17,047
Studio City Finance Ltd.
5.000% due 01/15/2029		24,034	17,779
6.000% due 07/15/2025		200	174
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		1,902	1,938
Sutter Health
3.161% due 08/15/2040		12,800	9,615
3.361% due 08/15/2050		31,200	21,284
Syngenta Finance NV
3.375% due 04/16/2026	EUR	5,400	5,465
4.441% due 04/24/2023		$7,700	7,666
4.892% due 04/24/2025		7,934	7,691
Times Square Hotel Trust 8.528% due 08/01/2026		790	781
Topaz Solar Farms LLC
4.875% due 09/30/2039		9,477	8,434
5.750% due 09/30/2039		69,455	66,020
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,420	1,292
7.125% due 04/22/2025		481	484
U.S. Renal Care, Inc. 10.625% due 07/15/2027		14,592	3,210
Uber Technologies, Inc.
7.500% due 05/15/2025		30,125	30,147
8.000% due 11/01/2026		7,900	7,943
United Airlines Pass-Through Trust
2.700% due 11/01/2033		9,345	7,566
4.000% due 10/11/2027		3,002	2,794
4.150% due 10/11/2025		1,397	1,354
4.150% due 02/25/2033		3,807	3,378
5.875% due 04/15/2029		181,781	179,478
United Group BV 4.875% due 07/01/2024	EUR	4,329	4,330
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		$3,221	3,244
Viasat, Inc.
5.625% due 09/15/2025		11,613	10,793
6.500% due 07/15/2028		17,700	13,308
Viking Cruises Ltd. 13.000% due 05/15/2025		68,161	72,021
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		8,400	6,773
VOC Escrow Ltd. 5.000% due 02/15/2028		20,271	17,467
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	24,454	22,258
Wesleyan University 4.781% due 07/01/2116		$7,745	6,075
Western Midstream Operating LP 5.041% (US0003M + 1.850%) due 01/13/2023 ~		9,357	9,343
Windstream Escrow LLC 7.750% due 08/15/2028		85,720	70,050
Wynn Las Vegas LLC
5.250% due 05/15/2027 (l)		17,363	15,697
5.500% due 03/01/2025		9,671	9,201
Wynn Macau Ltd.
4.875% due 10/01/2024		3,456	3,268
5.125% due 12/15/2029		16,500	13,377
5.500% due 01/15/2026		48,950	44,981
5.500% due 10/01/2027		24,828	21,741
5.625% due 08/26/2028		76,920	65,867
Wynn Resorts Finance LLC 7.750% due 04/15/2025		10,816	10,773
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,022	3,035

			7,417,329

UTILITIES 3.6%
Enel Finance America LLC 7.100% due 10/14/2027		39,000	40,395
Enel Finance International NV
7.500% due 10/14/2032		30,300	32,112
7.750% due 10/14/2052		19,700	21,151
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	100,388
2.950% due 01/27/2029		$93,400	64,913
3.000% due 06/29/2027		12,000	8,580
Greenko Dutch BV 3.850% due 03/29/2026		27,122	23,595

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		12,660	6,994
Pacific Gas & Electric Co.
1.700% due 11/15/2023		99,400	96,235
2.100% due 08/01/2027		44,031	37,671
2.500% due 02/01/2031		45,059	35,063
2.950% due 03/01/2026		70,387	64,589
3.000% due 06/15/2028		85,600	74,166
3.150% due 01/01/2026		218,783	203,532
3.250% due 06/15/2023		106,599	105,433
3.250% due 02/16/2024		133,900	130,752
3.250% due 06/01/2031		86,160	70,243
3.300% due 03/15/2027		83,737	74,610
3.300% due 12/01/2027		164,659	145,585
3.300% due 08/01/2040		17,093	11,631
3.400% due 08/15/2024		87,360	83,884
3.450% due 07/01/2025		157,836	149,562
3.500% due 06/15/2025		104,124	98,335
3.500% due 08/01/2050		62,977	39,355
3.750% due 02/15/2024		78,151	76,571
3.750% due 07/01/2028		176,652	157,006
3.750% due 08/15/2042		9,252	6,239
3.850% due 11/15/2023		38,144	37,612
3.950% due 12/01/2047		51,169	34,890
4.000% due 12/01/2046		45,023	30,308
4.200% due 03/01/2029		65,400	58,530
4.200% due 06/01/2041		9,800	7,292
4.250% due 08/01/2023		59,475	59,183
4.250% due 03/15/2046		65,103	45,533
4.300% due 03/15/2045		50,981	36,334
4.400% due 03/01/2032		67,000	58,657
4.450% due 04/15/2042		51,362	38,415
4.500% due 07/01/2040		163,823	128,636
4.500% due 12/15/2041		21,614	15,336
4.550% due 07/01/2030		346,519	314,895
4.600% due 06/15/2043		52,798	40,083
4.650% due 08/01/2028		19,885	18,320
4.750% due 02/15/2044		48,018	36,922
4.950% due 06/08/2025		31,400	30,945
4.950% due 07/01/2050		313,203	244,025
5.250% due 03/01/2052		66,800	54,838
5.450% due 06/15/2027		26,500	26,174
5.900% due 06/15/2032		20,000	19,574
Peru LNG SRL 5.375% due 03/22/2030		1,400	1,171
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	4,910	5,766
6.625% due 01/16/2034		9,000	9,462
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038		$32,700	30,404
4.377% due 06/03/2041		36,350	32,526
4.451% due 12/01/2049		186,920	162,929
4.674% due 12/01/2053		33,000	29,396
Rio Oil Finance Trust
8.200% due 04/06/2028		22,557	22,890
9.250% due 07/06/2024		7,568	7,682
9.750% due 01/06/2027		16,561	17,229
Sprint Capital Corp. 8.750% due 03/15/2032		25,100	29,928
Sprint LLC
7.125% due 06/15/2024		53,975	55,148
7.625% due 02/15/2025		41,586	43,022
7.625% due 03/01/2026		30,127	31,769
7.875% due 09/15/2023		190,133	193,211
System Energy Resources, Inc. 2.140% due 12/09/2025		26,100	23,897

			3,991,522

Total Corporate Bonds & Notes (Cost $20,771,911)			17,811,012

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)		56,500	36,301

Total Convertible Bonds & Notes (Cost $55,473)			36,301

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		6,500	6,023
3.850% due 06/01/2050		5,100	4,519

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.214% due 06/01/2050	26,895	21,058
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	400	394

		31,994

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,742	4,822
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	7,270	7,371
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	26,740	27,133
6.725% due 04/01/2035	7,300	7,444
7.350% due 07/01/2035	19,909	20,966

		67,736

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043 (g)	18,412	8,078

Total Municipal Bonds & Notes (Cost $120,447)		107,808

U.S. GOVERNMENT AGENCIES 39.1%
Fannie Mae
0.107% due 11/25/2042 •	19	13
0.217% due 09/25/2042 •	819	422
1.461% due 03/25/2041 • (a)	2,534	179
1.611% due 11/25/2049 (•a)	21,978	2,970
1.641% due 06/25/2037 • (a)	424	35
1.661% due 03/25/2037 ~(a)	717	53
1.661% due 03/25/2049 •(a)	7,027	735
1.681% due 12/25/2036 •(a)	960	61
1.681% due 02/25/2037 (a)	423	29
1.711% due 04/25/2037 • (a)	702	55
1.721% due 04/25/2037 ~(a)	994	67
1.761% due 08/25/2035 ~(a)	1,040	57
1.761% due 11/25/2039 - 02/25/2043 •(a)	3,071	279
1.840% due 12/01/2035 •	14	13
1.911% due 01/25/2038 ~(a)	1,712	124
1.945% due 02/01/2032 •	2	2
1.961% due 01/25/2040 •(a)	1,887	113
1.991% due 03/25/2037 ~(a)	2,101	159
2.011% due 05/25/2037 •(a)	587	43
2.021% due 06/25/2037 • (a)	2,484	222
2.051% due 04/25/2037 (a)	1,637	146
2.061% due 12/25/2037 - 10/25/2039 •(a)	2,099	125
2.139% due 03/01/2033 •	6	5
2.161% due 10/25/2036 •(a)	1,025	84
2.161% due 06/25/2040 (a)	601	47
2.206% due 02/01/2034 •	338	332
2.211% due 11/25/2035 •(a)	237	8
2.261% due 11/25/2036 ~(a)	423	22
2.295% due 10/01/2025 •	4	4
2.311% due 03/25/2036 •(a)	1,020	72
2.401% due 04/25/2037 •(a)	1,126	113
2.500% due 04/25/2042 - 08/25/2042 •	17,499	16,286
2.611% due 02/25/2038 • (a)	4,579	478
2.811% due 02/25/2037 • (a)	398	43
2.854% due 04/01/2032 •	9	9
2.862% due 09/01/2030 •	6	5
2.889% due 10/01/2044 •	2	2
3.000% due 06/25/2027 - 06/25/2042 (a)	22,369	1,184
3.006% due 04/01/2033 •	1	1
3.089% due 10/01/2040 •	11	11
3.190% due 05/01/2024 •	6	6
3.200% due 05/01/2024 •	2	2
3.395% due 09/01/2031 •	37	35
3.484% due 04/01/2028 •	3	3
3.564% due 04/01/2027 •	25	25
3.644% due 12/25/2036 ~	23	22
3.690% due 08/01/2033 •	11	12
3.705% due 12/01/2033 •	8	8
3.875% due 09/01/2024 •	8	8
3.877% due 10/01/2032 •	5	5
3.910% due 10/01/2034 •	75	74
3.995% due 12/01/2027 •	2	2
4.000% due 08/01/2032 •	3	3
4.000% due 07/01/2041 - 01/01/2059 •	5,782	5,432
4.000% due 12/25/2042 - 12/25/2047 (a)	1,513	189
4.125% due 10/01/2036 •	2	2
4.135% due 07/01/2032 •	5	4
4.189% due 03/01/2033 •	79	78
4.283% due 09/01/2035 •	3	3

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.499% due 09/25/2031 ~	1,149	1,135
4.500% due 12/25/2039 - 07/25/2040 •	3,610	3,392
4.500% due 12/25/2042 (a)	1,034	184
4.509% due 03/25/2034 ~	3	3
4.539% due 08/25/2034	2	2
4.723% due 10/01/2025 •	1	1
4.730% due 11/01/2033 •	7	7
4.739% due 04/18/2028 - 03/25/2044 ~	5	4
4.789% due 06/25/2029 - 08/25/2036 ~	9	10
4.839% due 06/25/2049 ~	4,729	4,586
5.000% due 08/25/2033 - 06/25/2043	20,326	20,359
5.256% due 03/25/2038	397	371
5.500% due 11/25/2032 - 06/01/2048	6,262	6,365
5.555% due 03/01/2036 •	1	1
6.000% due 06/25/2029 - 09/25/2031	923	938
6.500% due 06/25/2028 - 02/25/2033 •	45	47
6.850% due 12/18/2027•	2	2
7.000% due 02/25/2023 - 01/25/2048	114	116
7.500% due 11/25/2030 - 06/25/2042 •	15	16
7.500% due 06/25/2042 ~	12	12
8.500% due 06/25/2030•	63	69
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(g)	151,836	108,355
0.096% due 01/15/2038 (a)	18,011	673
0.319% due 12/15/2042 ~	1,370	937
0.902% due 03/15/2036 ~(a)	261	1
1.154% due 09/25/2030 ~(a)	202,708	13,396
1.264% due 01/15/2041 •	1,014	872
1.379% due 06/25/2030 ~(a)	88,440	6,820
1.434% due 05/25/2030 ~(a)	308,415	25,121
1.632% due 11/15/2037 ~(a)	5,324	359
1.732% due 08/15/2037 •(a)	665	45
1.882% due 06/15/2038 - 01/15/2042 (a)	3,475	271
2.122% due 03/15/2037 ~(a)	3,486	283
2.132% due 03/15/2037 - 06/15/2039 ~(a)	1,582	137
2.224% due 02/15/2040 •	558	466
2.232% due 09/15/2036 (a)	1,210	95
2.252% due 09/15/2036 •(a)	837	64
2.332% due 04/15/2036 - 05/15/2036 ~(a)	5,235	499
2.382% due 04/15/2026 •(a)	228	6
2.432% due 01/15/2037 •(a)	535	44
2.611% due 11/15/2043 •	11,468	11,007
2.665% due 02/01/2037 •	2	2
2.668% due 04/01/2033 •	1	1
2.771% due 08/15/2044 ~	6,079	5,558
2.832% due 08/15/2036 (a)	1,378	140
2.882% due 07/15/2034 (a)	577	8
3.000% due 03/15/2027 - 10/15/2047 • (a)	42,212	8,828
3.000% due 08/01/2032 - 03/01/2049	199,378	178,598
3.099% due 01/01/2035 •	14	14
3.100% due 06/01/2033 •	3	3
3.102% due 05/01/2035 •	10	10
3.134% due 12/01/2034 •	5	4
3.153% due 05/01/2029 •	7	7
3.162% due 03/01/2031 •	5	5
3.273% due 05/01/2037 •	1	1
3.289% due 05/01/2033 •	10	10
3.442% due 09/01/2023 •	1	1
3.448% due 07/25/2044 •	4	4
3.500% due 08/15/2042 - 05/01/2049 •	364,467	337,973
3.500% due 12/15/2042 (a)	4,157	671
3.576% due 07/01/2033 •	3	3
3.700% due 09/01/2037 •	1	1
3.799% due 11/01/2035 •	45	45
3.928% due 11/01/2029 •	25	25
3.955% due 09/01/2033 •	1	1
3.967% due 12/01/2033 •	31	30
3.971% due 07/01/2033 •	2	2
3.987% due 01/01/2035 •	30	30
3.995% due 08/01/2034 •	1	1
4.000% due 08/01/2040 - 08/01/2048 •	86,993	83,258
4.000% due 09/15/2048 (a)	5,024	745
4.008% due 09/01/2037 •	1	1
4.069% due 03/01/2032 •	58	57
4.092% due 07/01/2034 •	24	25
4.115% due 04/01/2036 •	3	3
4.120% due 09/25/2035 ~(a)	75,097	14,542
4.120% due 09/01/2037 - 12/01/2037 •	2	3
4.176% due 09/01/2033 •	26	26
4.250% due 09/01/2032 •	22	22
4.253% due 09/01/2024 •	1	1
4.339% due 11/01/2031 •	7	7
4.349% due 10/01/2032 •	7	7
4.350% due 01/01/2033 •	4	4
4.355% due 09/01/2031 •	104	102
4.363% due 09/01/2034 •	27	26

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.500% due 06/01/2048 •	2,385	2,343
4.649% due 08/25/2031 ~	7	6
4.718% due 12/15/2046 •	19,764	19,103
4.768% due 06/15/2049	11,187	10,883
5.000% due 02/15/2024 - 05/15/2038 •	2,818	2,830
5.500% due 08/15/2036 - 06/15/2041	17,266	17,639
5.908% due 10/15/2023 •	8	8
6.000% due 02/15/2031 - 02/15/2032	820	840
6.500% due 11/25/2023 - 11/25/2049 •	5,125	5,477
7.000% due 08/15/2023 - 03/15/2032	74	78
7.250% due 09/15/2030	9	9
7.464% due 12/15/2031 - 02/15/2032 •	421	427
7.500% due 01/15/2023 - 09/15/2030	58	63
8.500% due 06/15/2031	32	35
9.184% due 11/15/2023	2	2
9.704% due 10/15/2031 •	18	16
10.412% due 02/15/2024 ~	1	1
Ginnie Mae
0.025% due 08/16/2048 ~(a)	3,205	2
0.102% due 10/16/2053 ~(a)	1,092	1
0.184% due 11/16/2043 ~(a)	477	0
1.092% due 03/16/2051 ~(a)	677	2
1.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
1.750% due 12/20/2026 - 12/20/2033 •	28	27
1.847% due 10/20/2047 ~(a)	9,308	962
1.968% due 04/20/2067	25,994	25,729
2.500% due 04/20/2052	39,739	34,471
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	1	0
2.625% due 01/20/2027 - 01/20/2035 •	63	62
2.857% due 04/20/2068 ~	20,676	20,267
2.872% due 01/20/2066	2,343	2,304
2.875% due 06/20/2027 - 06/20/2032 •	70	68
2.991% due 03/20/2066 •	21,945	21,649
3.000% due 01/20/2042 - 11/20/2048 •	538	487
3.125% due 08/20/2033 •	3	3
3.430% due 03/20/2066 ~	6,081	6,012
3.500% due 03/20/2043 (a)	348	73
3.500% due 01/20/2045 - 03/15/2048 •	129,558	123,288
3.507% due 04/20/2066 •	10,035	9,907
3.672% due 01/20/2067	4,253	4,211
4.000% due 06/20/2039 - 08/20/2048 •	65,482	62,644
4.000% due 03/20/2043 (a)	993	128
4.242% (US0001M + 0.400%) due 10/20/2062 ~	2,364	2,343
4.312% due 03/20/2063	450	447
4.480% due 11/20/2065 ~	16,814	16,533
4.500% due 07/20/2032 - 11/20/2052•	156,576	152,402
4.592% due 08/20/2066 ~	10,765	10,645
4.612% due 10/20/2066 ~	10,144	10,021
4.622% due 09/20/2066 •	6,039	5,977
4.642% due 05/20/2066 •	50,333	49,710
4.642% due 07/20/2066 - 09/20/2066 ~	22,018	21,816
4.672% due 08/20/2066 ~	9,159	9,063
4.692% due 11/20/2066 ~	13,834	13,682
5.000% due 07/20/2033 •	129	128
5.500% due 04/20/2037 •	118	120
6.100% due 06/15/2028 - 01/15/2029 •	210	216
6.490% due 01/15/2028 - 01/15/2029 •	268	276
Ginnie Mae, TBA
2.000% due 01/01/2053	85,000	71,256
2.500% due 01/01/2053 - 02/01/2053	121,000	104,931
3.500% due 01/01/2053	62,302	57,251
3.500% due 02/01/2053	453,098	416,683
4.000% due 01/01/2053	1,020,875	966,166
4.500% due 01/01/2053	694,500	673,821
U.S. Small Business Administration 5.370% due 04/01/2028	91	90
Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,866	1,519
2.000% due 02/01/2023 - 11/01/2051	15,233	12,643
2.500% due 08/01/2027 - 04/01/2052	2,481,827	2,121,590
3.000% due 01/01/2023 - 06/01/2052	3,659,998	3,289,450
3.500% due 10/01/2025 - 10/01/2052	866,884	802,099
4.000% due 09/01/2023 - 09/01/2051	1,261,780	1,207,906
4.500% due 08/01/2023 - 08/01/2052	62,602	61,441
5.000% due 06/01/2024 - 06/01/2049	6,507	6,509
6.000% due 10/01/2025 - 01/01/2053	476,264	484,239
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2037	2,950	2,700
3.000% due 01/01/2038	467,675	438,071
3.000% due 02/01/2052 - 02/01/2053	4,853,900	4,264,707
3.500% due 02/01/2049	788,714	716,638
3.500% due 02/01/2053	6,360,959	5,783,391
4.000% due 01/01/2053	4,162,241	3,904,068
4.000% due 02/01/2053 - 03/01/2053	4,828,214	4,529,964
4.500% due 02/01/2053	2,756,700	2,653,836
5.000% due 01/01/2053 - 02/01/2053	1,847,700	1,820,771

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.500% due 01/01/2053 - 02/01/2053	1,420,400	1,423,790
6.000% due 12/01/2052 - 02/01/2053	6,173,400	6,263,510
6.500% due 01/01/2053	22,700	23,251
Vendee Mortgage Trust 6.500% due 09/15/2024	9	9

Total U.S. Government Agencies (Cost $45,175,400)		43,636,134

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds
2.250% due 08/15/2046 (p)	$4,400	3,118
2.500% due 02/15/2045 (p)	77,400	58,345
2.500% due 02/15/2046	2,319	1,737
2.500% due 05/15/2046	4,955	3,701
2.750% due 11/15/2047	100	78
2.875% due 05/15/2043	118,245	96,624
2.875% due 08/15/2045 (p)	858,035	691,657
2.875% due 11/15/2046 (p)	542,700	435,389
2.875% due 05/15/2049	3,300	2,657
3.000% due 11/15/2044	615,851	508,847
3.000% due 08/15/2048	2,585	2,124
3.000% due 02/15/2049 (p)	125,029	103,032
3.125% due 02/15/2043 (p)	276,604	236,237
3.125% due 08/15/2044 (p)	478,709	404,958
3.375% due 05/15/2044	712,349	628,815
3.625% due 08/15/2043 (l)(n)	680,378	626,107
3.625% due 02/15/2044	494,809	454,316
3.750% due 11/15/2043 (p)	355,213	333,262
6.250% due 05/15/2030 (p)	845	964
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024	1,166,701	1,129,228
0.125% due 10/15/2024	791,360	762,213
0.125% due 07/15/2030 (n)	1,395,899	1,250,732
0.125% due 01/15/2031 (n)	22,437	19,942
0.125% due 07/15/2031 (n)	81,266	71,864
0.250% due 01/15/2025 (n)	868	833
0.250% due 07/15/2029 (n)	1,459,324	1,336,795
0.250% due 02/15/2050 (n)	190,349	128,545
0.375% due 07/15/2023	1,117,851	1,104,635
0.375% due 01/15/2027 (n)	21,604	20,380
0.500% due 04/15/2024 (n)	1,054,504	1,025,564
0.500% due 01/15/2028 (n)	5,661	5,326
0.625% due 01/15/2024 (n)	1,418,334	1,388,342
0.625% due 07/15/2032	1,030,368	944,598
0.625% due 02/15/2043	31,004	25,042
0.750% due 07/15/2028 (n)	321,968	306,853
0.750% due 02/15/2042 (n)	246,158	206,250
0.750% due 02/15/2045	164,426	133,128
0.875% due 02/15/2047	199,250	163,539
1.000% due 02/15/2046 (n)	157,023	133,511
1.000% due 02/15/2048 (n)	229,245	193,180
1.000% due 02/15/2049 (n)	575,408	481,544
1.375% due 02/15/2044 (n)	124,846	116,061
2.125% due 02/15/2040	69,903	74,055
2.125% due 02/15/2041	17,554	18,612
2.500% due 01/15/2029 (n)	24,883	25,957
U.S. Treasury Notes
1.500% due 08/15/2026 (n)(p)	1,100	1,003
1.625% due 02/15/2026 (p)	420	388
2.000% due 11/15/2026	200	185
2.250% due 11/15/2024 (n)	965	927
2.375% due 03/31/2029 (n)(p)	1,607,400	1,461,823
2.625% due 02/15/2029 (p)	560	518
2.750% due 02/28/2025 (p)	400	387
2.750% due 08/15/2032	1,743,600	1,588,038
2.875% due 05/15/2032	407,480	375,646
4.000% due 10/31/2029 (p)	1,231,900	1,232,574

Total U.S. Treasury Obligations (Cost $23,231,095)		20,3320,186

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.7%
20 Times Square Trust 3.100% due 05/15/2035	138,309	126,260
Adjustable Rate Mortgage Trust
3.208% due 01/25/2036 ^~	48	43
3.253% due 08/25/2036 ~	3,207	514
3.361% due 09/25/2035 ^~	428	362
3.476% due 07/25/2035 ~	969	870
3.611% due 11/25/2035 ^~	309	238
3.706% due 05/25/2035	2,472	2,300
3.765% due 01/25/2036 ^~	3,944	3,072
3.769% due 02/25/2036 ^	1,387	982
3.795% due 03/25/2036 ~	10,307	3,664
3.845% due 01/25/2036 ^	636	551
3.939% due 11/25/2035 ^	46	38
4.749% due 08/25/2036	120	56

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.809% due 06/25/2037 •		273	323
4.889% due 03/25/2036 ~		736	215
4.929% due 11/25/2035 •		2,618	2,373
4.929% due 01/25/2036 ~		423	383
5.539% due 01/25/2035 •		1,779	1,544
5.539% due 01/25/2035 ^~		3,042	2,446
American General Mortgage Loan Trust 0.000% due 09/25/2048 (g)		157,640	133,515
American Home Mortgage Assets Trust
2.748% due 02/25/2047 ~		25,293	10,468
2.968% due 11/25/2046		138,390	44,060
4.579% due 05/25/2046 ^		6,254	5,081
4.579% due 12/25/2046 ^~		25,134	20,407
4.599% due 10/25/2046		173	93
4.769% due 09/25/2046 ^~		10,370	8,797
4.769% due 06/25/2047 ^		78	67
6.750% due 06/25/2037 ^þ		12,188	10,185
American Home Mortgage Investment Trust
3.868% due 10/25/2034		1,327	1,285
4.669% due 03/25/2046		7,705	6,510
4.709% due 06/25/2046 ~		11,161	2,637
4.789% due 03/25/2046		6,078	5,069
4.989% due 11/25/2045		165	117
5.908% due 09/25/2035 þ		21,373	11,815
6.787% due 09/25/2035		31,165	13,912
6.959% due 12/25/2035 ~		258	92
6.959% due 11/25/2045 ^~		20,882	9,898
Angel Oak Mortgage Trust 2.387% due 07/25/2066 ~		3,345	1,954
Atlas Funding PLC 3.894% due 07/25/2058 ~	GBP	4,904	5,884
Avon Finance PLC
0.000% due 11/28/2049 (b)(g)		27,160	29,545
0.000% due 11/28/2049 (g)		1,900	64,348
4.331% due 09/20/2048 •		70,862	84,049
4.711% due 11/28/2049 ~		435,092	518,241
4.931% due 09/20/2048 ~		11,604	13,751
5.411% due 11/28/2049 ~		66,994	79,773
5.431% due 09/20/2048		11,605	13,748
5.931% due 09/20/2048 ~		8,778	10,396
5.961% due 11/28/2049 •		28,517	33,953
6.811% due 11/28/2049 ~		17,653	21,063
7.311% due 11/28/2049 •		22,179	26,371
7.811% due 11/28/2049		23,990	28,458
BAMLL Commercial Mortgage Securities Trust
0.957% due 07/07/2043 ~(a)		$2,721	74
3.418% due 07/07/2043		1,483	1,438
Banc of America Alternative Loan Trust
4.789% due 06/25/2046 ^		27	22
4.789% due 06/25/2046		1,798	1,463
5.500% due 10/25/2033		2,822	2,682
5.500% due 12/25/2035 ^		57	51
6.000% due 07/25/2034		10,802	10,193
6.000% due 03/25/2036 ^		1,768	1,551
6.000% due 06/25/2046 ^		115	100
6.000% due 07/25/2046 ^		212	170
Banc of America Funding Trust
2.606% due 03/20/2036 ~		35	29
2.673% due 03/20/2036 ~		253	209
2.974% due 04/20/2035 ~		135	116
2.995% due 12/20/2034 ~		215	152
3.022% due 05/20/2034 ~		388	350
3.208% due 05/26/2037 ~		35,153	25,383
3.309% due 07/20/2036 ~		2,290	2,107
3.418% due 05/25/2035		12	10
3.473% due 05/20/2036 ^		82	78
3.478% due 06/20/2035 ^~		367	273
3.571% due 09/20/2046 ^~		682	589
3.766% due 09/20/2035 ^~		146	118
3.842% due 06/20/2047		1,620	1,375
3.851% due 11/20/2035 ~		1,323	1,101
3.860% due 10/20/2046 ^		195	162
4.053% due 09/20/2035 ~		6	5
4.062% due 11/20/2035		1,995	1,657
4.092% due 09/25/2048		13,307	12,207
4.273% due 01/20/2047 ^~		67	61
4.669% due 07/25/2037		10,078	9,272
4.673% due 02/20/2047		2,923	2,604
4.679% due 07/25/2037		8,604	7,923
4.685% due 10/20/2035 ~		2,313	2,077
4.733% due 07/20/2036		13,143	12,617
4.889% due 07/25/2036 ^		21	16
4.913% due 05/20/2036 ~		69,520	22,205
4.973% due 09/20/2035 ^~		3,383	2,400
5.189% due 05/25/2037 ^		995	861
5.403% due 04/20/2035		9,437	8,170

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.500% due 09/25/2034	13	12
5.500% due 03/25/2036 ^	44	38
6.000% due 09/25/2036 ^	1,156	958
6.000% due 08/25/2037 ^	2,713	2,097
6.000% due 10/26/2037 ~	5,169	4,504
6.388% due 04/25/2037 ^þ	225	198
Banc of America Mortgage Trust
2.437% due 02/25/2035 ~	104	95
2.543% due 02/25/2035	105	101
2.667% due 04/25/2033 ~	43	40
2.843% due 02/25/2036 ^~	1,160	1,036
3.001% due 04/25/2035 ^	138	131
3.043% due 05/25/2033 ~	1	1
3.047% due 05/25/2034	123	115
3.142% due 01/25/2036 ^	66	58
3.200% due 05/25/2035 ^~	1,815	1,588
3.313% due 06/25/2035	84	70
3.348% due 01/25/2035 ~	5,616	5,317
3.679% due 07/25/2034 ~	9	8
3.848% due 10/25/2035 ^~	11	10
3.854% due 11/25/2035 ^	86	75
3.873% due 11/20/2046 ^~	14	12
3.942% due 07/25/2035 ~	411	372
3.942% due 07/25/2035 ^	232	210
3.943% due 09/25/2035 ^~	268	229
4.045% due 09/25/2033 ~	1,082	995
4.045% due 08/25/2035 ^	1,347	1,273
4.071% due 01/25/2034	85	82
4.086% due 03/25/2033	69	63
4.122% due 12/25/2033 ~	57	54
4.131% due 12/25/2033 ~	25	23
4.330% due 09/25/2035 ~	4	4
4.765% due 11/25/2035 ^~	145	128
5.500% due 09/25/2035	434	369
5.500% due 09/25/2035 ^	87	74
5.750% due 07/20/2032 ~	3	3
6.000% due 09/25/2037 ^	94	81
6.000% due 07/25/2046	2,072	1,789
BANK 0.315% due 02/15/2061 ~(a)	215,517	3,343
Bayview Commercial Asset Trust 4.809% due 01/25/2037	39	35
BCAP LLC Trust
1.204% due 11/26/2036 ~	5,282	1,766
2.114% due 03/29/2023	82	49
3.061% due 11/26/2035 ~	185	180
3.142% due 01/26/2036 ~	990	750
3.150% due 02/26/2036 ~	1,634	1,395
3.176% due 11/27/2047	25,852	19,666
3.184% due 10/26/2035 ~	1,963	1,378
3.210% due 05/26/2037 ~	3,157	2,937
3.239% due 06/26/2037 ~	6,370	5,562
3.239% due 06/27/2037 ~	5,396	4,487
3.240% due 06/26/2037	961	814
3.255% due 05/26/2047 ~	4,065	3,345
3.285% due 08/26/2036 ~	10,795	9,043
3.692% due 12/20/2035 ~	11,397	6,041
3.859% due 10/26/2035 ~	3,416	3,401
3.958% due 02/26/2036 ~	15	13
4.029% due 09/27/2037	5,222	4,794
4.227% due 07/26/2036 ~	298	251
4.376% due 03/26/2035	793	751
4.671% due 04/26/2037 ~	4,576	2,476
4.684% due 05/26/2037 ~	8,932	6,204
4.729% due 01/25/2037 ^~	300	253
4.829% due 05/25/2047 ^•	3,162	2,965
5.250% due 02/26/2036 ~	676	300
5.250% due 04/26/2037	1,200	719
5.750% due 04/25/2037	5,195	2,620
6.000% due 07/26/2036	8,089	5,102
6.000% due 08/26/2037 ~	6,974	6,488
6.250% due 12/26/2036	6,330	5,397
Bear Stearns Adjustable Rate Mortgage Trust
3.086% due 04/25/2034 ~	285	264
3.134% due 08/25/2035	1,815	1,781
3.213% due 04/25/2034 ~	524	480
3.232% due 05/25/2037	1,652	1,518
3.255% due 05/25/2047 ^	2,306	2,046
3.280% due 07/25/2036 ^~	1,799	1,517
3.316% due 07/25/2034	108	100
3.354% due 08/25/2047 ^~	1,192	980
3.372% due 03/25/2035	513	466
3.444% due 02/25/2035	645	606
3.559% due 05/25/2034 ~	17	16
3.575% due 09/25/2034	1,037	957
3.689% due 08/25/2047 ^~	1,696	1,495

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

3.696% due 06/25/2047 ^	5,086	4,564
3.728% due 11/25/2034 ~	3	3
3.810% due 01/25/2035	93	84
3.843% due 02/25/2036 ^~	66	61
3.845% due 02/25/2036 ^	322	286
3.874% due 01/25/2035 ~	332	306
3.953% due 02/25/2036 ^	14	11
3.981% due 08/25/2035 ^~	1,018	830
3.992% due 08/25/2035 ^	251	231
4.081% due 02/25/2036 ^~	1,561	1,305
4.191% due 11/25/2034	310	277
4.237% due 10/25/2033 ~	123	112
4.250% due 07/25/2034	20	18
4.340% due 02/25/2033	1	1
4.363% due 01/25/2035	21	19
4.393% due 08/25/2035	137	122
4.669% due 11/25/2034 ~	10	9
6.687% due 12/25/2046 •	1,653	1,388
6.800% due 02/25/2036	34	32
7.303% due 08/25/2035 ^•	5,159	3,840
Bear Stearns ALT-A Trust
1.625% due 01/25/2034	38	29
3.042% due 04/25/2035 ~	392	385
3.115% due 05/25/2035	158	147
3.125% due 09/25/2034 ~	84	80
3.137% due 04/25/2035 ~	315	260
3.234% due 01/25/2047 ~	1,658	787
3.245% due 05/25/2035 ~	785	752
3.337% due 04/25/2035	467	420
3.341% due 05/25/2036 ^~	6,775	3,919
3.354% due 10/25/2035 ^~	13,799	11,659
3.359% due 05/25/2036 ~	12,352	9,656
3.392% due 04/25/2035 ~	170	164
3.408% due 05/25/2036 ^~	17	13
3.491% due 05/25/2036	11,836	7,035
3.546% due 09/25/2035 ^~	838	364
3.553% due 02/25/2036 ^~	1,226	857
3.563% due 02/25/2034	47	42
3.578% due 11/25/2035 ^~	6,607	4,434
3.580% due 09/25/2047 ^~	19,730	10,369
3.602% due 11/25/2036 ~	4,613	2,629
3.605% due 01/25/2036 ^~	4,142	3,831
3.609% due 08/25/2036 ^	244	171
3.668% due 06/25/2034	305	276
3.678% due 02/25/2036 ^	6,032	4,777
3.680% due 01/25/2035	261	205
3.697% due 08/25/2036 ^~	2,949	1,569
3.720% due 08/25/2034	744	709
3.729% due 09/25/2035 ^	3,931	2,443
3.734% due 03/25/2036 ^~	7,883	6,089
3.763% due 11/25/2035 ^	9,925	7,959
3.764% due 07/25/2035	21,179	15,008
3.787% due 01/25/2036 ~	18,676	17,402
3.835% due 02/25/2036 ^~	697	603
3.908% due 09/25/2035 ^	4,891	2,909
4.044% due 01/25/2035 ~	48	43
4.533% due 07/25/2035 ^~	8,628	6,301
4.709% due 02/25/2034 ~	33	29
4.709% due 08/25/2036 ~	10,720	9,058
4.709% due 11/25/2036 ^	4,628	3,687
4.709% due 06/25/2046 ^~	7,622	6,351
4.817% due 09/25/2034 ~	26	25
4.829% due 04/25/2036 ^	3,592	4,967
4.869% due 02/25/2036 •	2,073	2,021
5.029% due 04/25/2034 ~	86	81
5.064% due 04/25/2035 ~	6,035	5,931
5.244% due 06/25/2034	1,747	1,721
5.319% due 11/25/2034 •	7,203	5,971
6.039% due 09/25/2034	6,446	5,900
6.114% due 07/25/2034 ~	4,507	4,412
Bear Stearns Asset-Backed Securities Trust
4.689% due 02/25/2037 ~	10,673	8,205
4.849% due 04/25/2036 ~	3,452	3,475
5.125% due 03/25/2034 þ	1,824	1,840
5.489% due 10/25/2033 •	42	42
5.500% due 01/25/2034 þ	4,165	3,487
5.500% due 06/25/2034 þ	173	164
5.500% due 08/25/2035 ~	3,580	2,397
5.569% due 01/25/2034 •	2,572	2,151
5.750% due 10/25/2033 þ	94	95
5.750% due 01/25/2034 þ	3,617	3,028
6.000% due 10/25/2035 þ	4,872	3,284
6.750% due 12/25/2036 þ	3,376	3,303
Bear Stearns Mortgage Funding Trust
4.559% due 03/25/2037	39,121	35,534
4.569% due 06/25/2037 ~	8,216	7,211

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.589% due 09/25/2046 ~		17,092	14,295
4.599% (US0001M + 0.210%) due 12/25/2036		5,058	4,508
4.599% due 06/25/2037 ~		41,553	37,513
4.789% due 11/25/2036 ^~		14,485	12,486
4.829% due 08/25/2036 •		8,332	7,160
Bear Stearns Structured Products, Inc. Trust
3.523% due 01/26/2036 ^~		5,857	4,710
5.219% due 12/26/2046 ^~		127	92
7.000% due 07/25/2037 ~		29,892	10,645
BellaVista Mortgage Trust 4.839% due 05/20/2045 •		120	76
Benchmark Mortgage Trust
0.603% due 07/15/2053 ~(a)		68,256	2,346
1.452% due 12/17/2053 ~(a)		218,276	16,675
1.789% due 07/15/2053 ~(a)		103,938	8,170
BXP Trust 3.379% due 06/13/2039		28,700	25,592
CFCRE Commercial Mortgage Trust 1.093% due 11/10/2049 ~(a)		149,502	4,759
Chase Mortgage Finance Trust
2.448% due 02/25/2037 ~		21	21
3.162% due 03/25/2037 ^~		2,778	2,498
3.364% due 06/25/2035 ~		26	25
3.499% due 01/25/2036 ^~		320	272
3.707% due 09/25/2036 ^~		10	8
3.824% due 12/25/2035 ^~		119	108
3.915% due 12/25/2037 ^~		310	263
4.142% due 06/25/2035 ~		2	2
5.500% due 11/25/2035		670	499
6.000% due 10/25/2036 ^		469	200
6.000% due 11/25/2036		1,712	779
6.000% due 12/25/2036		106	52
6.000% due 02/25/2037 ^		1,305	538
6.000% due 03/25/2037 ^		724	393
6.000% due 05/25/2037 ^		11,682	6,109
6.250% due 10/25/2036 ^		4,373	1,931
ChaseFlex Trust
4.450% due 09/25/2036 ~		4,282	3,741
4.689% due 07/25/2037 ~		9,295	8,916
4.949% due 05/25/2037		12,999	12,540
6.300% due 06/25/2036 ^~		10,342	8,620
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.112% due 08/25/2037 ^þ		683	573
4.112% due 08/25/2037		6,478	5,543
5.069% due 08/25/2037 ~		4,567	4,065
Chester A PLC
0.000% due 03/17/2046 (g)	GBP	116,570	117,529
0.000% due 05/20/2046		9	58,614
4.225% due 03/17/2046 •		517,930	621,331
4.675% due 03/17/2046 ~		125,536	150,314
5.175% due 03/17/2046		116,569	137,704
5.675% due 03/17/2046 ~		71,735	83,699
6.425% due 03/17/2046 ~		35,868	40,899
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.569% due 05/25/2036 ~		$138	118
4.619% due 05/25/2036 •		269	229
4.669% due 01/25/2035 •		159	147
4.689% due 08/25/2035 ~		287	260
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036		89	77
6.000% due 08/25/2036		2,450	2,161
Citigroup Commercial Mortgage Trust
1.380% due 10/10/2049 ~(a)		277,918	10,919
3.349% due 02/10/2049		40,000	37,651
Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ^~		827	104
0.000% due 09/25/2060 ~		109,608	78,754
0.000% due 09/25/2060 ~(a)		776,874	22,410
0.000% due 10/25/2060 ~		60,562	32,729
0.000% due 10/25/2060 ~(a)		1,003,843	21,201
0.000% due 05/01/2061 ~		37,449	20,065
0.000% due 05/01/2061 ~(a)		1,083,364	26,344
0.000% due 08/01/2061 ~		23,382	13,621
0.000% due 08/01/2061 ~(a)		1,236,228	56,367
0.000% due 12/25/2061		442,335	357,163
0.000% due 02/01/2062 ~		853,168	707,363
0.000% due 03/01/2062 ~		914,295	743,837
0.000% due 09/25/2064 ~		55	55
0.000% due 03/01/2065 ~		28,111	12,592
0.000% due 03/01/2065 ~(a)		2,008,657	25,271
0.000% due 03/01/2070 ~		19,310	12,304
0.000% due 03/01/2070 ~(a)		312,299	9,180
0.000% due 09/25/2076		304,575	253,997
0.000% due 01/25/2082 (a)		562	558
0.110% due 10/25/2060 ~(a)		897,218	3,500
0.150% due 09/25/2060 ~(a)		712,296	4,809

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

0.150% due 05/01/2061 ~(a)	980,892	7,118
0.150% due 03/01/2070 ~(a)	292,374	1,688
0.151% due 03/01/2065 ~(a)	1,557,847	8,895
0.170% due 08/01/2061 ~(a)	1,135,861	5,153
1.500% due 10/25/2060 ~	656,646	565,201
1.500% due 03/01/2065 ~	1,513,298	1,242,750
1.500% due 03/01/2070 ~	188,974	170,681
1.750% due 09/25/2060 ~	402,813	359,433
2.000% due 09/25/2060 ~	65,780	52,776
2.000% due 08/01/2061 ~	931,762	819,173
2.125% due 05/01/2061 ~	811,009	686,313
2.250% due 03/01/2065 ~	135,165	91,674
2.358% due 03/25/2034 ~	255	238
2.500% due 10/25/2060 ~	69,657	53,296
2.500% due 05/01/2061 ~	68,073	48,314
2.625% due 08/01/2061 ~	84,146	64,973
2.648% due 10/25/2035 ^~	1,572	778
2.750% due 09/25/2060	57,244	45,935
2.750% due 03/01/2065 ~	101,375	69,561
2.750% due 03/01/2070 ~	23,221	19,618
2.875% due 05/01/2061 ~	55,309	38,570
2.875% due 08/01/2061 ~	58,828	43,482
2.960% due 10/25/2046 ^~	1,498	1,322
2.968% due 03/25/2036 ^~	1,144	1,064
2.994% due 09/25/2037 ~	626	609
3.000% due 10/25/2060 ~	68,367	52,585
3.000% due 03/01/2065 ~	80,097	54,157
3.000% due 03/01/2070 ~	26,154	21,251
3.125% due 05/01/2061 ~	44,369	29,424
3.223% due 03/25/2037 ^~	873	730
3.250% due 09/25/2060	50,716	40,948
3.250% due 08/01/2061 ~	48,403	34,995
3.281% due 03/01/2065 ~	103,877	57,343
3.325% due 12/25/2035 ~	6,047	5,019
3.375% due 03/25/2052 ~	426,321	358,754
3.410% due 12/25/2035 ^~	211	126
3.418% due 06/25/2036 ^~	1,705	1,563
3.500% due 10/25/2060 ~	52,242	40,495
3.500% due 05/01/2061 ~	30,998	19,512
3.500% due 03/01/2070 ~	20,531	16,366
3.506% due 03/25/2037 ~	2,926	2,180
3.525% due 03/25/2035 ~	8,164	7,784
3.551% due 06/25/2036 ~	639	585
3.566% due 04/25/2035 ~	1,071	991
3.637% due 07/25/2036 ^~	1,091	990
3.750% due 08/01/2061 ~	35,744	24,771
3.790% due 05/01/2061 ~	23,096	13,434
3.798% due 11/25/2036 ^~	9	9
3.820% due 10/25/2035 ^~	16	13
3.840% due 11/25/2036 ^~	1,571	1,402
3.871% due 09/25/2037 ~	4,725	4,132
3.885% due 08/25/2035 ~	224	215
3.893% due 10/25/2060 ~	66,433	44,180
3.950% due 05/25/2035 •	16	15
3.960% due 07/25/2036 ~	194	181
3.991% due 11/25/2036 ~	3,844	2,793
4.012% due 05/25/2035 ~	163	153
4.024% due 09/25/2060 ~	66,282	51,450
4.070% due 11/25/2036 ^~	3,193	2,695
4.132% due 03/01/2070 ~	21,753	16,333
4.145% due 01/25/2082 ~	257,337	225,180
4.156% due 08/25/2036 ~	30,238	12,626
4.233% due 08/01/2061 ~	28,297	17,579
4.359% due 05/20/2047 ~	8,266	6,923
4.363% due 09/25/2064 ~	100,396	77,932
4.459% due 01/25/2037 ~	166	151
4.870% due 08/25/2035 ~	4,471	4,268
4.889% due 09/25/2036 •	536	501
5.183% due 08/25/2035 ~	84	76
5.250% due 03/25/2037 ^	2,089	1,554
5.339% due 09/25/2037 ~	1,988	1,630
5.750% due 04/25/2047 ^	3,918	2,118
6.000% due 05/25/2035	1,931	1,890
6.000% due 05/25/2037	2,644	2,086
6.000% due 08/25/2037 ~	11,527	6,459
6.250% due 11/25/2037 ~	1,941	915
6.380% due 03/25/2036 ^•	154	140
6.500% due 10/25/2036 ~	5,649	3,234
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.747% due 09/25/2035 ^~	265	194
CitiMortgage Alternative Loan Trust
1.061% due 02/25/2037 ^~(a)	1,555	91
4.939% due 01/25/2037 ~	8,359	6,925
5.750% due 12/25/2036 ^	280	239
5.750% due 03/25/2037 ^	447	388
5.750% due 04/25/2037	3,629	3,241

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.000% due 07/25/2036 ^	259	228
6.000% due 09/25/2036	2,640	2,332
6.000% due 11/25/2036	6,285	5,374
6.000% due 05/25/2037	8,704	7,841
6.000% due 06/25/2037 ^	3,149	2,691
6.000% due 10/25/2037 ^	1,697	1,479
CNL Commercial Mortgage Loan Trust 4.818% due 05/15/2031 ~	221	211
Colony Mortgage Capital Ltd. 5.994% due 11/15/2038 ~	15,102	14,106
Commercial Mortgage Trust
0.177% due 04/10/2047 ~(a)	58,814	110
1.087% due 08/10/2047 ~(a)	192,938	2,154
1.308% due 10/10/2049 ~(a)	195,230	7,055
3.140% due 10/10/2036	13,000	11,368
3.546% due 06/10/2047	8,212	7,975
3.550% due 02/10/2049	13,312	12,891
3.955% due 02/10/2047	3,400	3,348
4.228% due 05/10/2051	1,400	1,321
Countrywide Alternative Loan Resecuritization Trust
4.205% due 08/25/2037 ^~	821	430
6.000% due 05/25/2036 ^	55	34
6.000% due 08/25/2037 ^~	1,137	592
Countrywide Alternative Loan Trust
0.561% due 11/25/2035 •(a)	2,576	121
0.711% due 11/25/2035 ^ (a)	2,628	175
0.861% due 08/25/2036 ^ (a)	8,084	647
2.812% due 03/25/2047 ^	2,970	2,423
2.890% due 05/25/2035 ^~	1,985	1,443
3.045% due 06/25/2037 ~	67	50
3.048% due 12/25/2035 ~	7,788	6,487
3.152% due 03/25/2047 ~	3,132	2,670
3.220% due 11/25/2035	56	57
3.358% due 07/20/2035 ^	2,110	1,770
3.435% due 02/25/2037 ^~	602	512
3.448% due 08/25/2035 ~	126	113
3.566% due 08/25/2036 ~	379	323
3.594% due 06/25/2037 ^~	2,491	2,131
3.608% due 08/25/2035 ~	3,568	3,087
3.618% due 08/25/2034 ^~	2,436	2,250
3.662% due 12/25/2035 ~	77	68
3.667% due 12/25/2034 ~	5,258	5,300
3.693% due 06/25/2035	225	195
3.803% due 11/25/2035 ^~	223	190
3.939% due 12/25/2035 ^~	52	45
4.098% due 10/20/2035 ~	15,324	10,563
4.118% due 10/20/2035 •	6,482	4,726
4.179% due 10/25/2034 •	5,224	5,202
4.470% due 09/25/2034 •	168	157
4.533% due 02/20/2047 ^•	14,429	10,945
4.543% due 03/20/2047 ~	17,734	14,081
4.548% due 12/20/2046 ^•	33,666	27,107
4.553% due 07/20/2046 ^	5,469	4,063
4.563% due 09/20/2046	2,649	2,020
4.563% due 02/20/2047	2,763	2,121
4.599% due 04/25/2047 •	9,917	7,892
4.629% due 06/25/2036	847	759
4.659% due 04/25/2047	10,506	7,041
4.669% due 06/25/2037 ~	12,403	10,835
4.679% due 06/25/2047 ~	11,332	8,676
4.709% due 06/25/2036	11,063	8,672
4.709% due 11/25/2036 ~	10,076	9,255
4.709% due 01/25/2037	21,572	17,971
4.709% due 07/25/2046 •	5,911	5,364
4.709% due 09/25/2047	15,861	13,709
4.749% due 11/25/2036 ~	4,056	4,441
4.749% due 05/25/2047 ~	5,563	4,683
4.759% due 02/25/2037 ^•	311	97
4.769% due 09/25/2046 ^~	2,449	2,104
4.769% due 09/25/2046 ^•	16,408	15,164
4.769% due 10/25/2046 ~	2,322	2,037
4.773% due 03/20/2046	4,164	3,251
4.773% due 05/20/2046 ^	20,319	16,772
4.789% due 02/25/2036	1,419	1,183
4.789% due 06/25/2036 ^	66	30
4.809% due 05/25/2035	3,745	3,354
4.809% due 07/25/2046 •	5,000	4,359
4.829% due 05/25/2035 ~	1,786	1,621
4.829% due 09/25/2047 ~	13,126	11,082
4.869% due 01/25/2037 •	30,829	24,933
4.889% due 12/25/2035 ~	27,707	17,863
4.889% due 12/25/2035 ^~	1,566	763
4.889% due 04/25/2036 •	6,046	2,379
4.909% due 07/25/2035 ~	1,559	1,325
4.909% due 08/25/2035	6,623	4,679
4.929% due 02/25/2036 •	895	702

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.929% due 07/25/2036	535	460
4.939% due 11/25/2035 •	2,576	1,243
4.949% due 08/25/2035 •	1,482	1,266
4.949% due 12/25/2035 ~	318	279
4.949% due 02/25/2037 ~	11,602	9,426
4.949% due 08/25/2047 ^~	1,926	1,550
4.969% due 02/25/2036 ^~	6,000	5,260
4.969% due 05/25/2036 •	3,978	3,293
4.993% due 11/20/2035	5,367	4,552
5.000% due 08/25/2035 ^	2,852	2,033
5.009% due 08/25/2035 ^•	634	540
5.009% due 10/25/2035 •	4	4
5.009% due 11/25/2035	2,924	2,538
5.013% due 11/20/2035 •	19,798	17,374
5.049% due 09/25/2035	1,480	1,120
5.049% due 10/25/2035 •	1,331	940
5.089% due 09/25/2035	6,287	5,556
5.089% due 12/25/2035 ^•	13,577	11,296
5.189% due 08/25/2035 ~	1,139	629
5.189% due 01/25/2036 ^~	1,524	1,433
5.389% due 08/25/2035 ^•	4,030	2,193
5.500% due 01/25/2035	17,600	16,976
5.500% due 03/25/2035	2,292	1,965
5.500% due 05/25/2035	12,291	9,697
5.500% due 06/25/2035 ^	130	102
5.500% due 07/25/2035 ^	43	33
5.500% due 08/25/2035	3,321	2,891
5.500% due 09/25/2035 ^	24,238	18,074
5.500% due 11/25/2035 ^	6,761	5,126
5.500% due 12/25/2035 ^	2,628	1,410
5.500% due 01/25/2036 ^	5,078	3,897
5.500% due 01/25/2036	146	90
5.500% due 02/25/2036	29,828	19,050
5.500% due 02/25/2036 ^	588	377
5.750% due 05/25/2036	254	114
5.750% due 08/25/2036 ^	3,748	2,134
5.750% due 03/25/2037	3,739	2,154
5.750% due 06/25/2037	3,013	1,442
5.750% due 07/25/2037 ^	853	536
5.750% due 04/25/2047 ^	2,101	1,209
5.929% due 11/25/2035	3,240	2,570
5.964% due 02/25/2035	2,089	2,064
6.000% due 11/25/2034	6,796	6,632
6.000% due 02/25/2035	19,289	15,328
6.000% due 02/25/2036 ^	29	18
6.000% due 02/25/2036	31,075	19,227
6.000% due 03/25/2036 ^	9,277	4,386
6.000% due 04/25/2036	1,908	1,045
6.000% due 04/25/2036 ^	10,760	5,233
6.000% due 05/25/2036 ^	7,156	3,842
6.000% due 05/25/2036	3,260	1,914
6.000% due 06/25/2036	7,773	4,399
6.000% due 07/25/2036	8,089	5,053
6.000% due 08/25/2036 ^	3,954	2,429
6.000% due 01/25/2037 ^	968	786
6.000% due 02/25/2037 ^	3,318	1,285
6.000% due 03/25/2037 ^	2,355	941
6.000% due 04/25/2037 ^	7,732	3,905
6.000% due 05/25/2037 ^	11,439	5,661
6.000% due 06/25/2037 ^	505	251
6.000% due 08/25/2037 ^•	5,268	2,772
6.039% due 08/25/2034 •	3,991	3,948
6.039% due 10/25/2034 ~	3,712	3,689
6.250% due 11/25/2036	4,318	2,154
6.250% due 12/25/2036 ^	3,125	1,426
6.250% due 11/25/2046 ^	1,983	981
6.500% due 05/25/2036 ^	2,596	1,386
6.500% due 06/25/2036 ^	849	426
6.500% due 08/25/2036 ^	2,450	880
6.500% due 09/25/2036 ^	4,064	2,336
6.500% due 09/25/2036	1,311	755
6.500% due 12/25/2036 ^	2,519	1,190
6.500% due 08/25/2037 ^	9,651	4,257
6.500% due 09/25/2037 ^	18,374	7,790
6.500% due 11/25/2037 ^	7,850	3,958
7.000% due 08/25/2034 ^	169	153
7.000% due 09/25/2036	26,568	6,789
7.250% due 08/25/2032	77	75
7.500% due 12/25/2034 ^	104	16
Countrywide Asset-Backed Certificates 4.889% due 03/25/2036 •	3,731	3,711
Countrywide Asset-Backed Certificates Trust 4.869% due 04/25/2036 ^	8,286	6,937
Countrywide Home Loan Mortgage Pass-Through Trust
2.168% due 02/25/2034 ~	8	8
2.514% due 02/25/2035 ~	4,718	3,719

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

2.659% due 03/25/2035 ~	385	351
2.761% due 05/25/2047	1,317	1,102
2.785% due 09/25/2034 ^~	17	14
2.871% due 04/25/2037 ^~	1,749	1,549
2.942% due 03/25/2035 ^~	191	155
2.980% due 04/25/2035 ~	437	338
2.984% due 01/25/2036 ~	1,878	1,685
2.984% due 01/25/2036 ^~	588	528
3.001% due 05/20/2036 ~	5,599	5,130
3.031% due 09/25/2037 ^~	986	901
3.041% due 07/19/2033 ~	343	320
3.065% due 05/25/2034 ~	54	49
3.138% due 04/25/2035 ^~	20	16
3.193% due 04/25/2047 ~	4,305	3,943
3.229% due 05/20/2036 ^~	14,611	13,257
3.233% due 05/19/2033 ~	102	89
3.255% due 02/25/2047 ^~	8,255	7,053
3.324% due 03/20/2036 ~	4,114	3,430
3.340% due 06/20/2036 ~	4,933	4,268
3.366% due 05/20/2036 ^~	1,308	1,148
3.373% due 11/25/2037 ~	13,072	11,153
3.391% due 04/20/2036 ^~	225	188
3.399% due 05/20/2035 ~	575	536
3.401% due 05/20/2036 ^~	2,359	1,876
3.402% due 07/25/2034 ~	66	62
3.424% due 08/20/2035 ^~	5,045	4,643
3.471% due 09/20/2035 ~	4,915	4,328
3.501% due 09/20/2036 ^~	726	629
3.537% due 03/25/2037 ^~	114	99
3.581% due 10/20/2035 ~	1,195	1,120
3.581% due 10/20/2035 ^~	285	267
3.632% due 11/20/2035 ~	549	485
3.632% due 09/25/2047 ^~	840	731
3.639% due 11/20/2035 ~	16,797	13,715
3.643% due 06/25/2047 ^~	3,067	2,976
3.645% due 11/25/2037 ~	17,708	16,213
3.671% due 02/20/2035 ~	157	156
3.680% due 08/25/2034 ~	4	4
3.680% due 08/25/2034 ^~	1	1
3.716% due 09/20/2035 ~	7,533	6,671
3.726% due 11/25/2037 ~	15,779	14,219
3.757% due 05/20/2034 ~	38	35
3.777% due 10/25/2033 ~	32	29
3.792% due 02/20/2036 ~	2,792	2,412
3.866% due 11/20/2034 ~	138	128
3.894% due 09/20/2034 ~	94	82
3.952% due 10/20/2034 ~	2,469	2,271
3.981% due 12/19/2033 ~	6	6
4.081% due 11/20/2035 ^~	1,173	949
4.116% due 02/25/2034 ~	97	87
4.305% due 12/25/2033 ~	32	30
4.659% due 04/25/2035	1,355	1,208
4.789% due 04/25/2046	309	283
4.831% due 09/25/2034 ~	163	156
4.849% due 05/25/2035 ~	239	193
4.889% due 05/25/2036 ^•	2,016	709
4.929% due 03/25/2035 ~	306	268
4.969% due 04/25/2035	3,639	3,142
4.989% due 03/25/2035	1,129	782
4.989% due 05/25/2035 ~	6,515	5,028
5.029% due 03/25/2035 ~	11,852	9,937
5.049% due 02/25/2035 •	326	270
5.069% due 02/25/2035 ~	670	558
5.069% due 03/25/2036 ~	6	3
5.089% due 02/25/2036 ^•	1	0
5.129% due 02/25/2035 •	5,803	4,823
5.149% due 09/25/2034 ~	76	70
5.250% due 12/25/2027 ^	417	268
5.250% due 07/25/2034	144	135
5.500% due 04/25/2035	20	15
5.500% due 08/25/2035	214	122
5.500% due 08/25/2035 ^	1,722	1,033
5.500% due 09/25/2035 ^	1,241	803
5.500% due 10/25/2035 ^	180	117
5.500% due 10/25/2035	77	47
5.500% due 11/25/2035 ^	234	134
5.500% due 01/25/2036	715	457
5.512% due 02/20/2036 ^	458	391
5.750% due 08/25/2034	163	148
5.750% due 02/25/2036 ^	458	228
5.750% due 02/25/2037 ^	198	98
5.750% due 03/25/2037 ^	2,028	998
5.750% due 05/25/2037 ^	326	174
5.750% due 07/25/2037 ^	1,885	955
5.850% due 05/25/2036 ^	2,288	1,094
5.910% due 02/20/2036 ^~	966	802

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.000% due 12/25/2035 ^	14	9
6.000% due 02/25/2037 ^	5,968	2,791
6.000% due 03/25/2037 ^	3,564	1,795
6.000% due 04/25/2037 ^	265	144
6.000% due 05/25/2037 ^	2,961	1,423
6.000% due 07/25/2037	4,457	2,107
6.000% due 07/25/2037 ^	2,014	992
6.000% due 08/25/2037 ^	731	391
6.000% due 09/25/2037	2,067	1,150
6.000% due 10/25/2037 ^	83	63
6.000% due 01/25/2038 ^	8,052	3,888
6.250% due 09/25/2036 ^	2,049	832
6.250% due 10/25/2036 ^	102	54
6.500% due 11/25/2036 ^	8,263	3,268
6.500% due 05/25/2037 ^	204	104
6.500% due 10/25/2037 ^	15,291	7,080
6.500% due 11/25/2037 ^	3,307	1,273
6.500% due 12/25/2037	21,402	9,926
6.500% due 11/25/2047	12,624	6,730
6.537% due 02/20/2036 ^•	596	540
7.119% due 02/20/2036 ^•	4,374	3,612
Countrywide Home Loan Reperforming REMIC Trust
4.789% due 11/25/2034 ~	5,332	5,032
4.789% due 09/25/2035 •	737	647
5.709% due 01/25/2034	16,050	14,005
Credit Suisse First Boston Mortgage Securities Corp.
3.452% due 04/25/2034 ~	2	2
3.456% due 06/25/2046 ~	260,958	237,697
4.584% due 11/25/2031 ~	197	118
5.039% due 11/25/2031 •	462	306
5.039% due 09/25/2035 ^~	2,463	1,668
5.250% due 09/25/2035 ^	556	454
5.539% due 11/25/2034	4,020	3,302
5.750% due 04/22/2033	10	9
6.000% due 01/25/2036 ^	2,541	1,572
6.500% due 01/25/2036	354	91
7.000% due 01/25/2036 ^	4,851	786
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.139% due 07/25/2033 ~	16	15
4.053% due 10/25/2033 ~	12	12
5.500% due 10/25/2035	2,794	1,522
5.500% due 10/25/2035 ^	143	85
6.000% due 11/25/2035 ^	228	68
Credit Suisse Mortgage Capital Certificates
2.746% due 04/26/2038 ~	1,186	1,146
3.034% due 04/26/2047 ~	9,704	5,919
3.903% due 08/27/2037 ~	10,503	9,027
3.991% due 11/26/2036 ~	3,372	2,424
4.000% due 08/27/2037 ~	9,814	9,265
4.020% due 07/27/2037 ~	827	711
4.296% due 10/27/2036	1,641	1,206
4.369% due 04/27/2037 ~	9,548	5,111
4.437% due 09/26/2036 ~	491	443
4.456% due 05/27/2037 •	8,817	7,440
5.022% due 02/27/2047 ~	91,710	39,692
5.561% due 04/25/2036 ~	5,683	4,464
6.000% due 04/26/2037 ~	2,562	2,477
7.000% due 08/26/2036	1,875	757
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.889% due 07/25/2036	13,811	5,694
5.000% due 04/25/2037	256	210
5.500% due 03/25/2037 ^	335	188
6.000% due 08/25/2036 ^	3,732	1,993
6.000% due 02/25/2037 ^	1,632	994
6.000% due 06/25/2037	2,109	330
6.250% due 08/25/2036 ^	668	288
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	37,980	31,941
0.000% due 12/25/2054 (g)	25	25
0.000% due 02/25/2056 (g)	237	235
0.000% due 07/25/2057 (a)(g)	245	243
0.000% due 01/25/2058 (a)(g)	195	194
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (g)	670	645
0.000% due 01/27/2059 (a)	781,560	0
0.000% due 01/27/2059 (g)	423	418
0.000% due 04/25/2059 ~(a)	382,843	23
0.000% due 09/25/2059 ~	30,816	27,020
0.000% due 10/25/2060 (g)	642	637
0.000% due 10/27/2060 ~	8,880	7,253
0.000% due 02/25/2061 ~(a)	319,405	1,878
0.000% due 05/25/2061 (a)	274	272
0.000% due 11/25/2076 (a)	899,741	0
0.000% due 11/25/2076 (g)	1,432	1,348
0.388% due 02/25/2061 ~(a)	266,426	4,058
0.393% due 05/25/2061 ~(a)	491,751	7,548

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

1.000% due 02/25/2061 ~(a)		162,965	3,275
1.250% due 02/25/2061 ~		162,965	144,003
1.257% due 08/15/2037 ~(a)		142,323	3,924
1.469% due 05/25/2061 ~(a)		544,316	16,123
1.650% due 05/25/2061 ~		365,396	307,277
1.815% due 07/25/2057 ~		21,055	16,088
2.100% due 05/25/2061 ~		40,232	25,972
2.436% due 09/25/2057 ~		25,199	21,941
2.450% due 05/25/2061 ~		33,691	22,608
2.500% due 07/25/2057 ~		391,035	341,149
2.500% due 02/25/2061 ~		27,143	22,331
2.800% due 05/25/2061 ~		28,457	17,982
2.823% due 09/25/2048 ~		113,510	96,955
3.000% due 02/25/2061 ~		20,262	16,394
3.075% due 02/25/2056 ~		1,121,649	900,092
3.078% due 07/25/2057 ~		333,138	196,389
3.139% due 02/25/2061		13,482	11,348
3.250% due 01/27/2059 ~		420,422	392,675
3.250% due 04/25/2059 ~		197,294	186,737
3.266% due 07/25/2058 ~		2,681,227	2,084,110
3.276% due 02/25/2061 ~		108,000	62,769
3.334% due 10/25/2060 ~		1,461,429	1,191,108
3.431% due 10/27/2060 ~(a)		61,860	52,212
3.451% due 06/25/2048 ~		707,518	586,756
3.500% due 05/25/2061		23,817	20,637
3.500% due 11/25/2076 ~		464,353	439,985
3.523% due 05/25/2061 ~		76,540	36,645
3.591% due 04/25/2059 ~		182,996	133,668
3.592% due 01/25/2058 ~		172,542	141,418
3.657% due 07/25/2049		33,752	34,072
3.657% due 07/25/2050 ~		30,201	30,403
3.693% due 07/25/2049 ~		794,530	797,724
3.726% due 10/25/2058 ~		10,608	9,004
3.840% due 11/25/2076 ~		430,959	318,479
3.849% due 01/27/2059 ~		356,200	259,858
3.977% due 12/25/2054 ~		141,426	102,693
3.999% due 04/25/2058 ~		276,738	235,749
4.006% due 06/01/2050 ~		819,947	824,936
4.283% due 09/25/2057 ~		594,213	513,905
4.390% due 12/25/2048 ~		251,567	215,502
4.860% due 05/27/2053 ~		82,725	68,506
5.056% due 09/25/2059 ~		332,661	304,529
CRSNT Commercial Mortgage Trust 0.000% due 04/15/2036 ~(a)		175,301	0
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		406	396
3.617% due 11/15/2048		10,029	9,740
Cupressus Mortgages Holdco Sarl 1.000% due 10/24/2050 «	GBP	2,000	2,183
DBJPM Mortgage Trust 1.709% due 09/15/2053 ~(a)		$63,221	4,397
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.818% due 04/25/2047 •		15,593	13,225
3.296% due 10/25/2035 ~		188	163
4.529% due 07/25/2047 •		7,568	6,658
4.539% due 02/25/2047 ~		1,322	783
4.649% due 08/25/2047 •		33,943	29,348
4.689% due 12/25/2036 •		2,984	2,764
4.689% due 03/25/2037 ^~		16,055	14,956
4.709% due 03/25/2037 ~		16,985	9,375
4.719% due 08/25/2037 ^~		7,069	5,987
4.769% due 08/25/2036 •		2,624	2,377
4.769% due 10/25/2036 ^~		14,404	4,900
4.769% due 08/25/2047		10,716	9,215
4.789% due 02/25/2047		8,839	7,764
4.949% due 08/25/2036		7,940	7,166
5.089% due 06/25/2037 ^		45,149	39,853
5.139% due 10/25/2047 •		28,624	22,800
5.250% due 09/25/2035 ~		3,113	2,687
5.500% due 11/25/2035 ^~		36	52
5.500% due 12/25/2035 ^		1,505	1,278
5.739% due 11/25/2035 ~		2,152	2,901
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.689% due 04/25/2037 ~		13,269	9,336
4.839% due 06/25/2036 ~		7,130	5,924
5.431% due 02/25/2036 ~		2,052	1,854
5.530% due 02/25/2036 ~		3,526	3,186
5.650% due 10/25/2036 ~		9,947	8,700
5.900% due 10/25/2036 ~		4,279	3,736
6.369% due 10/25/2036 ^þ		687	599
6.386% due 10/25/2036 ^þ		108	95
6.420% due 07/25/2036 ^~		3,477	2,857
6.600% due 10/25/2036 þ		2,964	2,591
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.709% due 06/25/2034 ~		5	4

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Downey Savings & Loan Association Mortgage Loan Trust
2.988% due 04/19/2046		3,909	3,396
3.728% due 07/19/2044 ~		268	240
3.761% due 07/19/2044 ~		8	7
4.479% due 03/19/2037 ~		24,324	19,579
4.519% due 04/19/2047 ^~		73	76
4.759% due 03/19/2045 ~		294	281
4.839% due 02/19/2045 •		670	646
4.999% due 09/19/2045 ~		1,305	823
5.119% due 11/19/2044 •		1,375	1,299
5.139% due 11/19/2044 •		42	39
5.159% due 09/19/2044 •		2,430	2,150
Durham Mortgages
0.000% due 03/31/2054 «~	GBP	10	12,855
0.000% due 11/28/2054 «~		27,883	27,072
0.000% due 11/28/2054 «(g)		9,973	9,831
3.961% due 11/28/2054 ~		1,131,787	1,349,364
4.311% due 11/28/2054 •		66,488	78,287
4.661% due 11/28/2054 •		55,683	65,092
5.011% due 11/28/2054 ~		49,866	57,563
5.711% due 11/28/2054 ~		36,568	41,977
5.811% due 11/28/2054 ~		12,261	14,789
5.961% due 11/28/2054 ~		22,439	25,396
Durham Mortgages PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 (g)		17,086	17,072
0.000% due 05/28/2054 ~		31,919	31,938
4.111% due 05/28/2054 ~		61,512	73,716
4.411% due 05/28/2054 ~		75,940	89,965
4.811% due 05/28/2054 ~		63,600	74,739
5.311% due 05/28/2054 ~		48,412	56,499
5.811% due 05/28/2054 ~		36,071	41,667
6.061% due 05/28/2054 •		19,933	22,672
E-MAC NL BV 3.803% due 07/25/2036 ~	EUR	255	269
EMF-UK PLC 4.491% due 03/13/2046 •	GBP	17,322	20,496
Eucalyptus Mortgages Ltd. 1.000% due 10/24/2050 «		227,300	258,559
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 ~		1,110	1,281
Eurosail PLC
2.165% due 03/13/2045	EUR	146	154
3.671% due 03/13/2045	GBP	428	513
3.751% due 03/13/2045 ~		18,500	21,631
3.911% due 09/13/2045 ~		24,796	28,386
4.281% due 09/13/2045		26,570	29,804
4.461% due 06/13/2045 ~		2,191	2,619
4.461% due 06/13/2045 •		999	1,192
First Horizon Alternative Mortgage Securities Trust
1.161% due 04/25/2037 ^•(a)		$2,355	251
3.592% due 08/25/2035 ^~		635	547
3.662% due 08/25/2034 ~		71	72
3.740% due 09/25/2035 ^~		741	641
3.742% due 09/25/2036 ~		2,731	2,045
3.790% due 02/25/2035 ~		441	408
3.865% due 02/25/2036 ~		67	51
3.921% due 03/25/2035 ~		221	203
3.935% due 08/25/2035 ~		4	3
3.938% due 04/25/2036 ^~		792	672
3.939% due 04/25/2035 ~		1,375	1,336
4.088% due 01/25/2036 ^~		2,744	1,532
4.186% due 12/25/2035 ~		1,349	1,089
4.759% due 02/25/2037 •		163	49
5.139% due 04/25/2036 ^~		1,356	517
5.750% due 02/25/2036 ^		2,465	1,246
6.000% due 11/25/2036		955	347
6.250% due 11/25/2036		1,841	686
6.250% due 08/25/2037 ^		85	37
First Horizon Mortgage Pass-Through Trust
2.848% due 05/25/2037 ^~		1,413	619
3.803% due 01/25/2037 ^~		389	246
3.870% due 11/25/2037 ^~		29	16
3.875% due 08/25/2035 ~		38	26
3.930% due 10/25/2035 ^~		508	474
4.625% due 10/25/2035 ~		100	52
5.750% due 05/25/2037 ^		149	68
Fremont Home Loan Trust 5.214% due 01/25/2034 ~		1,508	1,399
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,016	7,601
GMAC Mortgage Corp. Loan Trust
0.000% due 03/18/2035 ~		531	487
3.600% due 11/19/2035 ~		73	61
3.610% due 11/19/2035 ~		102	93
3.673% due 11/19/2035 ^~		95	81

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Grace Trust 0.301% due 12/10/2040 ~(a)		174,400	3,490
Great Hall Mortgages PLC
2.192% due 03/18/2039	EUR	1,292	1,363
2.212% due 06/18/2038		74	78
3.695% due 06/18/2038 ~	GBP	65	78
3.845% (SONIO/N + 0.419%) due 06/18/2039		25,290	28,311
4.868% due 06/18/2039 ~		$576	565
GreenPoint Mortgage Funding Trust
4.749% due 01/25/2037		6,080	5,138
4.789% due 03/25/2047 ~		10,227	9,026
4.809% due 04/25/2036 ~		7,103	5,911
4.869% due 08/25/2045 •		150	114
4.909% due 10/25/2045		345	334
4.929% due 11/25/2045		44	40
5.009% due 10/25/2045 ~		2,874	2,539
5.029% due 09/25/2046 ^~		4,467	3,463
Grifonas Finance PLC 1.264% due 08/28/2039 ~	EUR	19,010	18,496
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)		$179,000	1,013
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		47,500	44,377
GS Mortgage Securities Trust
0.000% due 03/10/2044 ~(a)		492	0
0.000% due 08/10/2044 ~(a)		1,784	0
0.461% due 08/10/2043 ~(a)		17,148	151
0.508% due 08/10/2046 ~(a)		89,452	143
0.567% due 11/10/2049 ~(a)		117,830	2,065
3.120% due 05/10/2050		1,152	1,124
3.278% due 10/10/2048		3,545	3,419
3.365% due 11/10/2047		2,850	2,786
3.801% due 01/10/2047		6,237	6,136
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		424	407
0.000% due 06/25/2061 ~(a)		708,162	17,163
0.000% due 01/25/2062		1,099	1,076
0.000% due 12/27/2067 ~(a)		2,903	2,622
0.655% due 03/25/2052 ~(a)		277,511	8,356
1.625% due 06/25/2061 ~		234,715	206,212
2.250% due 06/25/2061 ~		24,938	19,336
2.500% due 03/25/2052 ~		276,265	221,842
2.500% due 06/25/2061 ~		24,253	18,206
2.750% due 06/25/2061 ~		19,676	13,994
2.933% due 03/25/2052 ~		3,866	1,144
3.080% due 12/27/2067 ~		646,402	554,150
3.155% due 03/25/2052 ~		20,684	15,020
3.669% due 01/25/2062		1,021,160	898,142
3.918% due 06/25/2061 ~		55,798	35,566
GSC Capital Corp. Mortgage Trust 4.789% due 02/25/2036 ^~		4,795	4,307
GSMPS Mortgage Loan Trust
4.739% due 01/25/2035 •		17,019	15,340
4.739% due 03/25/2035 ~		2,539	2,396
4.789% due 06/25/2034 ~		27,338	23,618
7.058% due 10/20/2032 ~		10,211	8,812
GSMSC Pass-Through Trust
3.768% due 09/25/2036 ^~		722	264
7.500% due 10/25/2036 ~		1,023	245
GSMSC Resecuritization Trust
4.151% due 02/26/2037 •		25,838	22,976
4.184% due 04/26/2037 ~		50,286	23,760
4.529% due 10/26/2036 ~		13,006	11,881
GSR Mortgage Loan Trust
2.954% due 04/25/2035 ~		27	24
2.994% due 05/25/2037 ~		982	560
3.014% due 05/25/2035 ~		2,626	2,138
3.029% due 04/25/2035 ~		80	75
3.061% due 11/25/2035 ~		8	8
3.097% due 05/25/2035 ~		463	344
3.110% due 07/25/2035 ~		993	717
3.161% due 04/25/2036 ~		828	574
3.171% due 05/25/2035 ~		615	514
3.193% due 01/25/2035 ~		9	8
3.223% due 03/25/2037 ^~		458	400
3.375% due 07/25/2035 ~		172	162
3.395% due 10/25/2035 ^~		308	279
3.487% due 08/25/2034 ~		413	387
3.502% due 08/25/2034 ~		209	196
3.507% due 07/25/2035 ~		965	551
3.520% due 01/25/2036 ^~		16	15
3.719% due 11/25/2035 ~		12	10
3.760% due 04/25/2032 •		9	7
3.796% due 01/25/2036 ^~		1,879	1,807
3.814% due 08/25/2034 ~		22	19
3.904% due 05/25/2037 ~		2,122	1,943

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

3.936% due 09/25/2034 ~		6	5
4.111% due 12/25/2034 ~		366	102
4.113% due 11/25/2035 ~		164	95
4.142% due 09/25/2035 ~		273	250
4.367% due 01/25/2035 ~		233	212
4.839% due 07/25/2037 ^~		139	27
4.909% due 08/25/2046		25,776	7,167
5.000% due 07/25/2036		64	47
5.500% due 03/25/2036		337	347
5.500% due 03/25/2036 ^		701	802
5.500% due 01/25/2037 ^		614	1,173
5.750% due 02/25/2036 ^		304	267
6.000% due 11/25/2035		245	107
6.000% due 02/25/2036 ^		360	189
6.000% due 03/25/2036		10,497	4,242
6.000% due 06/25/2036 ^		485	767
6.000% due 07/25/2036		1,671	1,011
6.000% due 09/25/2036 ^		1,313	616
6.000% due 01/25/2037 ^		40	27
6.250% due 10/25/2036 ^		11,197	9,960
6.500% due 09/25/2036 ^		1,226	610
6.500% due 10/25/2036 ^		566	269
HarborView Mortgage Loan Trust
2.898% due 12/19/2036 ^~		6,057	4,966
3.275% due 07/19/2035 ^~		1,084	795
3.329% due 06/19/2036 ^~		103	55
3.435% due 06/19/2045 ^~		3,848	1,923
3.508% due 08/19/2036 ^~		411	354
3.756% due 12/19/2035 ^~		1,607	873
3.764% due 06/19/2036 ^~		279	130
3.832% due 08/19/2034 ~		566	553
3.838% due 12/19/2035 ~		125	87
3.928% due 12/19/2035 ^~		4	4
4.519% due 11/19/2036 •		4,378	3,843
4.529% due 09/19/2037 ~		8,239	7,077
4.549% due 05/25/2038		12,073	9,510
4.599% due 03/19/2037		22,982	20,297
4.606% due 11/19/2034 ~		17	16
4.639% due 01/25/2047		10,452	8,961
4.679% due 12/19/2036 ^		44	38
4.719% due 02/19/2046 ~		1,610	1,299
4.749% due 12/19/2036		32,686	26,954
4.759% due 11/19/2036		3,449	2,839
4.819% due 01/19/2036 ^•		115	105
4.819% due 12/19/2036 ^~		2,366	2,142
4.839% due 01/19/2036 ~		383	234
4.879% due 07/19/2045 ~		7,146	6,277
4.899% due 02/19/2036		4,056	2,152
4.913% due 10/20/2045		6,667	4,066
4.919% due 07/19/2045 •		37	31
4.959% due 11/19/2035 ~		831	637
4.959% due 08/19/2045 ~		290	261
4.979% due 01/19/2035 •		159	132
4.999% due 09/19/2035		1,067	772
5.039% due 01/19/2035 ~		885	773
5.099% due 01/19/2035 ^~		165	146
5.119% due 12/19/2034 ^~		3,154	2,746
5.139% due 11/19/2034 ~		121	107
5.139% due 12/19/2034 ^~		34	30
5.159% due 12/19/2034 ^•		12,517	10,264
5.199% due 11/19/2034 ~		13,239	9,635
5.245% due 06/19/2034 ~		18	16
5.389% due 10/25/2037 •		12,282	10,910
Harbour PLC 4.544% due 01/28/2054 ~	GBP	21,701	24,148
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		$118,960	1,889
2.828% due 11/05/2035		71,800	68,295
HomeBanc Mortgage Trust 5.364% due 12/25/2034 ~		222	205
HPLY Trust 6.668% due 11/15/2036 ~		17,999	16,997
HSI Asset Loan Obligation Trust
3.481% due 09/25/2037 ^~		9,677	8,141
3.769% due 09/25/2037 ^~		1,062	947
3.812% due 01/25/2037 ^~		877	621
3.977% due 01/25/2037 ~		2,636	1,968
HSI Asset Securitization Corp. Trust
5.349% due 07/25/2035 ~		900	871
5.379% due 07/25/2035 ~		1,535	1,342
IM Pastor Fondo de Titluzacion Hipotecaria 2.221% due 03/22/2044 •	EUR	14,442	14,087
Impac CMB Trust
4.669% due 10/25/2035		$5,060	4,364
4.909% due 04/25/2035		1,489	1,363
5.029% due 09/25/2034 •		34	33

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.029% due 03/25/2035 ~	4,406	3,999
Impac Secured Assets Trust
4.789% due 05/25/2036 ~	21	16
4.869% due 03/25/2037 ~	34,572	29,624
4.869% due 09/25/2037 ^~	6,476	5,282
5.089% due 05/25/2036 •	344	292
5.109% due 09/25/2037	9,556	7,671
5.450% due 03/25/2033 ~	2,073	1,976
6.489% due 05/25/2036 ~	517	501
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 ~	5	4
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	1,836	863
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037	10,661	7,226
6.500% due 09/25/2037 ^	93	58
IndyMac INDA Mortgage Loan Trust
3.014% due 03/25/2037 ^~	826	680
3.102% due 11/25/2035 ^~	244	179
3.141% due 11/25/2037 ~	8,084	6,590
3.155% due 09/25/2036 ~	2,942	2,157
3.388% due 01/25/2036 ~	1,616	1,254
3.580% due 09/25/2037 ~	10,208	5,174
4.125% due 01/25/2036 ~	75	69
IndyMac INDX Mortgage Loan Trust
2.586% due 04/25/2035 ~	9	9
2.756% due 05/25/2036 ~	14,485	9,201
2.824% due 06/25/2037 ^~	9,875	7,979
2.891% due 06/25/2035 ^~	54	41
2.895% due 01/25/2036 ^~	43	39
2.950% due 06/25/2037 ~	4,270	2,363
3.025% due 05/25/2037 ^~	3,674	2,936
3.038% due 10/25/2035 ~	159	126
3.064% due 07/25/2037 ~	18,243	11,814
3.097% due 05/25/2037 ~	42,450	35,954
3.115% due 06/25/2036 ~	21,557	14,098
3.122% due 06/25/2036 ~	202	134
3.129% due 06/25/2036 ~	513	402
3.152% due 05/25/2036 ^~	9,464	8,079
3.175% due 01/25/2035 ~	357	341
3.187% due 11/25/2035 ^~	7,141	5,066
3.196% due 11/25/2035 ^~	2,381	2,049
3.197% due 05/25/2037 ^~	17,777	11,839
3.207% due 03/25/2035 ~	119	115
3.227% due 09/25/2035 ^~	1,566	1,293
3.229% due 08/25/2035 ~	3,471	2,755
3.229% due 08/25/2035 ^~	1,680	1,346
3.259% due 08/25/2037 ^~	60	46
3.331% due 12/25/2035 ^~	1,070	684
3.337% due 07/25/2036 ~	6,226	4,676
3.338% due 08/25/2035 ~	1,991	1,728
3.373% due 02/25/2036 ~	2,556	1,812
3.426% due 03/25/2035 ~	18	17
3.489% due 09/25/2036 ~	62	42
3.530% due 12/25/2035 ~	5,447	4,183
3.560% due 07/25/2035 ~	4,470	2,545
3.990% due 01/25/2037 ~	3,963	3,176
4.629% due 07/25/2036 ~	5,840	5,193
4.649% due 10/25/2036 ~	58	51
4.689% due 06/25/2037 ^~	8,544	3,418
4.769% due 09/25/2046 ~	1,303	1,130
4.789% due 10/25/2036 •	2,291	2,005
4.789% due 06/25/2046 ~	13,402	10,422
4.789% due 11/25/2046 ~	23,255	20,274
4.809% due 04/25/2046 •	4,698	3,867
4.809% due 05/25/2046 ~	30,875	26,944
4.829% due 04/25/2046 ~	5,141	4,233
4.849% due 04/25/2035 ~	334	299
4.849% due 07/25/2046	1,047	1,121
4.849% due 09/25/2046	5,301	5,025
4.869% due 04/25/2035 •	4,468	3,699
4.869% due 06/25/2037 ~	13,101	11,415
4.889% due 02/25/2037	14,960	9,449
4.909% due 07/25/2035 ~	11,742	8,103
4.949% due 03/25/2035 ~	252	245
4.949% due 07/25/2035 ~	1,850	1,320
5.029% due 02/25/2035 ~	127	109
5.029% due 07/25/2045 ~	154	128
5.069% due 02/25/2035 ~	834	699
5.189% due 08/25/2034 ~	56	46
5.189% due 11/25/2034 •	5	4
5.269% due 09/25/2034 ~	60	51
5.949% due 10/25/2036 ~	7,078	3,902
JP Morgan Alternative Loan Trust
3.133% due 05/25/2036 ^~	640	366
5.843% due 05/26/2037 ~	23,505	2,338

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.500% due 12/25/2036 þ		39,007	30,147
6.810% due 08/25/2036 ^þ		16,778	15,614
JP Morgan Chase Commercial Mortgage Securities Trust
0.236% due 03/05/2042 ~(a)		158,100	1,808
1.220% due 04/15/2046 ~(a)		76,301	34
1.329% due 08/15/2049 ~(a)		139,666	5,441
JP Morgan Mortgage Trust
2.675% due 02/25/2035 ~		6	6
2.783% due 04/25/2036 ^~		711	601
2.843% due 06/25/2035 ~		43	34
2.885% due 05/25/2036 ^~		7	6
2.918% due 10/25/2033 ~		24	21
2.980% due 02/25/2034 ~		2	2
3.051% due 04/25/2036 ~		345	298
3.051% due 04/25/2036 ^~		4,938	4,224
3.169% due 06/25/2037 ^~		2,736	2,054
3.184% due 10/25/2036 ^~		757	628
3.185% due 04/25/2035 ~		39	36
3.231% due 04/25/2037 ^~		3,957	3,228
3.238% due 10/25/2035 ~		6	5
3.323% due 08/25/2036 ~		6,008	4,973
3.337% due 08/25/2035 ~		2	2
3.340% due 06/25/2036 ^~		134	96
3.346% due 07/25/2035 ~		115	105
3.349% due 05/25/2036 ^~		298	242
3.349% due 05/25/2036 ~		1,850	1,502
3.375% due 05/25/2036 ~		579	487
3.381% due 02/25/2036 ^~		1,733	1,355
3.453% due 07/25/2035 ~		227	213
3.463% due 07/25/2035 ~		6	6
3.469% due 06/25/2035 ~		48	47
3.480% due 04/25/2037 ^~		431	319
3.503% due 06/25/2036 ^~		1,016	745
3.527% due 04/25/2035 ~		105	100
3.546% due 08/25/2036 ^~		2,229	1,833
3.569% due 07/25/2035 ~		697	649
3.590% due 10/25/2036 ~		287	214
3.614% due 10/25/2036 ^~		726	550
3.615% due 10/25/2035 ^~		198	160
3.732% due 08/25/2036 ^~		471	397
3.763% due 11/25/2035 ^~		3,681	3,010
3.767% due 06/25/2037 ^~		242	192
3.848% due 01/25/2037 ^~		322	250
3.879% due 11/25/2035 ~		125	109
3.919% due 12/26/2037 ~		5,032	4,007
3.939% due 07/25/2035 ~		57	56
3.960% due 08/25/2035 ^~		719	594
3.984% due 08/25/2035 ~		561	527
3.986% due 11/25/2035 ~		12	10
4.031% due 09/25/2035 ~		162	141
4.042% due 10/25/2037 ~		6,285	5,145
4.098% due 10/25/2035 ~		215	205
5.500% due 09/25/2035		2,150	1,759
5.500% due 01/25/2036 ^		609	317
5.500% due 08/25/2037 ^		2,103	1,117
5.750% due 03/25/2037 ^		345	151
6.000% due 10/25/2034		2,351	1,903
6.000% due 07/25/2036 ^		2,458	1,450
6.000% due 06/25/2037 ^		11,200	5,860
6.000% due 08/25/2037 ^		81	45
6.000% due 08/25/2037		1,176	661
6.500% due 09/25/2035		130	94
7.000% due 08/25/2037 ^		795	439
JP Morgan Resecuritization Trust 3.400% due 11/26/2036 ~		8,945	8,164
JPMBB Commercial Mortgage Securities Trust 0.363% due 08/15/2046 ~(a)		38,862	31
JPMDB Commercial Mortgage Securities Trust 0.750% due 12/15/2049 ~(a)		180,786	4,209
Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	15,322
0.000% due 10/28/2051 (g)		10,711	10,175
3.844% due 10/28/2051 •		291,923	338,121
4.444% due 10/28/2051 ~		21,423	24,364
4.794% due 10/28/2051		21,423	24,306
5.244% due 10/28/2051		12,854	14,539
6.044% due 10/28/2051 ~		7,141	8,085
8.044% due 10/28/2051 •		12,139	13,221
Kinbane DAC
2.744% due 09/25/2062 ~	EUR	52,374	53,526
3.294% due 09/25/2062 ~		28,699	28,389
3.794% due 09/25/2062 ~		19,800	19,349
4.294% due 09/25/2062 ~		11,900	11,447
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	19,617
2.250% due 02/22/2045		26,742	7,260

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.197% due 02/22/2045 •		196,676	227,782
5.397% due 02/22/2045 •		82,543	90,910
Landmark Mortgage Securities PLC
1.263% due 06/17/2039 ~	EUR	936	948
3.066% due 06/17/2039 •	GBP	4,726	5,373
3.668% due 04/17/2044 ~		17,240	19,554
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		$811,107	5,782
0.000% due 07/25/2057 (g)		889	879
0.000% due 07/25/2057 ~		264,926	238,070
0.000% due 04/25/2058 ~		53,499	31,945
0.000% due 08/26/2058 (g)		748	703
0.000% due 01/28/2070 ~		5,185	2,398
0.125% due 12/26/2057 ~(a)		406,300	1,956
0.400% due 12/26/2057 ~(a)		128,609	1,706
1.650% due 11/25/2060		18,780	16,881
3.011% due 12/25/2056 ~		806,415	659,088
3.066% due 06/25/2057 ~		115,571	104,665
3.250% due 06/25/2060		15,757	15,525
3.369% due 08/26/2058 ~		178,636	132,597
3.650% due 12/26/2057 ~		273,732	217,155
3.750% due 04/25/2058 ~		146,496	140,385
3.758% due 01/25/2058 ~		187,691	165,789
4.000% due 02/25/2058 ~		211,216	206,927
4.000% due 04/25/2058 ~		106,604	92,732
4.000% due 08/26/2058 ~		145,887	144,652
4.028% due 02/25/2058 ~		132,995	91,919
4.250% due 02/25/2058 ~		132,996	126,251
4.250% due 08/26/2058 ~		357,273	339,871
4.500% due 02/25/2058 ~		132,996	121,191
5.254% due 01/28/2070 ~		363,091	340,506
6.139% due 01/28/2070 •		167,901	167,713
Lehman Mortgage Trust
2.311% due 03/25/2037 ^~(a)		12,530	1,677
4.663% due 12/25/2035 ~		2,882	607
4.809% due 12/25/2036 ~		5,820	1,320
4.922% due 07/25/2037 ~		2,852	1,592
4.989% due 07/25/2036 ~		4,850	1,767
5.071% due 01/25/2036 ^~		911	815
5.289% due 12/25/2035 ^~		616	380
5.500% due 12/25/2035 ^		30	17
5.909% due 04/25/2036 ^~		3,308	2,190
6.000% due 08/25/2037		1,681	1,531
6.500% due 09/25/2037 ^		4,650	1,684
Lehman XS Trust
4.769% due 12/25/2036		2,284	1,735
4.769% due 11/25/2046 ~		155	131
4.789% due 08/25/2046 ^~		8,441	8,029
4.789% due 11/25/2046 ^•		11,011	9,799
4.789% due 03/25/2047 ~		1,278	1,049
4.789% due 07/25/2047 ^•		8,438	7,931
4.809% due 09/25/2046 ~		89	82
4.869% due 03/25/2047 •		15,164	13,440
4.989% due 12/25/2035 ^~		7	5
5.610% due 07/25/2035 ^þ		636	555
Ludgate Funding PLC
3.490% due 01/01/2061 •	GBP	4,149	4,699
3.869% due 12/01/2060 •		3,483	3,958
3.930% due 01/01/2061 ~		5,412	6,188
Luminent Mortgage Trust
4.729% due 12/25/2036 ~		$10,601	9,107
4.789% due 02/25/2046 ~		79	59
4.949% due 05/25/2037 •		3,884	3,670
LUXE Commercial Mortgage Trust
6.568% due 10/15/2038 •		28,799	26,699
7.068% due 10/15/2038 ~		38,383	35,278
Manhattan West Mortgage Trust 0.205% due 09/10/2039 ~(a)		807,900	7,098
Mansard Mortgages PLC 4.172% due 12/15/2049 •	GBP	7,326	8,517
MASTR Adjustable Rate Mortgages Trust
2.500% due 01/25/2034 ~		$118	105
2.642% due 07/25/2035 ^~		674	576
2.836% due 10/25/2032 ~		37	35
2.871% due 07/25/2035 ^~		151	130
3.018% due 09/25/2035 ^~		731	453
3.215% due 05/25/2034 ~		91	83
3.264% due 09/25/2033 ~		368	334
3.365% due 10/25/2034 ~		150	134
3.524% due 12/25/2033 ~		33	32
3.565% due 01/25/2036 ~		2,952	2,684
3.646% due 09/25/2034 ~		64	57
3.718% due 06/25/2035 ~		47	42
3.784% due 11/25/2036 ~		41	24
3.874% due 11/21/2034 ~		163	151
3.994% due 12/21/2034 ~		54	50

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.021% due 04/21/2034 ~	14	13
4.125% due 12/25/2033 ~	18	18
4.125% due 07/25/2034 ~	336	311
4.724% due 05/25/2047 ^~	5,903	4,778
4.869% due 05/25/2037 ~	809	358
5.009% due 09/25/2037 ~	58	57
5.489% due 09/25/2037 ~	14,481	6,423
MASTR Alternative Loan Trust
5.500% due 07/25/2034	1,015	975
5.500% due 08/25/2034	1,830	1,713
7.000% due 06/25/2034	13	13
MASTR Asset Securitization Trust
5.500% due 06/26/2034	8	8
6.000% due 06/25/2036 ^	139	93
6.000% due 06/25/2036 ^~	1,104	736
MASTR Reperforming Loan Trust
4.061% due 05/25/2036 ~	152	122
4.739% due 05/25/2035 ~	1,621	871
4.749% due 07/25/2035 ^~	17,660	8,920
MASTR Seasoned Securitization Trust
3.280% due 05/25/2032 ~	169	161
4.220% due 10/25/2032 ~	11	10
4.321% due 10/25/2032 ~	77	72
4.337% due 10/25/2032 ~	133	130
6.500% due 08/25/2032 ~	25	24
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.018% due 11/15/2031 •	100	95
5.058% due 09/15/2030 ~	187	184
Merrill Lynch Alternative Note Asset Trust
3.173% due 06/25/2037 ^~	24,738	14,453
4.789% due 03/25/2037 ~	7,996	2,444
4.989% due 03/25/2037 ~	224	65
Merrill Lynch Mortgage Investors Trust
2.736% due 03/25/2036 ^~	1,928	1,059
2.847% due 02/25/2036 ~	1	1
2.848% due 04/25/2035 ~	35	31
2.906% due 05/25/2036 ^~	165	134
3.046% due 02/25/2035 ~	810	758
3.065% due 05/25/2036 ~	6	5
3.153% due 07/25/2035 ^~	446	386
3.186% due 02/25/2034 ~	43	39
3.329% due 05/25/2034 ~	61	54
3.418% due 02/25/2033 ~	15	13
3.437% due 06/25/2037 ~	118	108
3.540% due 07/25/2035 ^~	312	169
3.674% due 05/25/2036 ~	115	112
3.687% due 12/25/2034 ~	145	136
3.820% due 09/25/2035 ^~	31	25
4.037% due 12/25/2035 ^~	41	26
4.038% due 09/25/2033 ~	5	5
4.180% due 12/25/2034 ~	8	7
4.327% due 09/25/2029 ~	100	95
4.486% due 05/25/2029 ~	51	47
4.676% due 11/25/2029 ~	810	715
4.683% due 03/25/2030 ~	129	111
4.849% due 04/25/2029 ~	356	324
4.849% due 03/25/2030 ~	56	51
4.863% due 10/25/2028 •	17	17
4.883% due 11/25/2029 ~	25	23
4.924% due 08/25/2036 ~	1,180	1,174
5.049% due 06/25/2028	754	687
5.069% due 04/25/2028 ~	6	5
5.208% due 01/25/2029 ~	2,467	2,348
5.685% due 07/25/2030	283	274
5.749% due 01/25/2030	6	5
5.829% due 01/25/2029 ~	149	136
5.923% due 01/25/2029 ~	2	2
6.250% due 10/25/2036	1,820	880
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)	4,068	0
Merrill Lynch Mortgage-Backed Securities Trust
3.457% due 06/25/2037 ^~	6	4
7.180% due 08/25/2036 ^~	3,897	3,417
Morgan Stanley Bank of America Merrill Lynch Trust
0.911% due 02/15/2047 ~(a)	27,998	153
3.040% due 04/15/2048	2,848	2,768
Morgan Stanley Capital Trust
0.087% due 11/12/2049 ~(a)	620	0
0.877% due 07/15/2053 ~(a)	54,413	2,940
1.839% due 07/15/2053 ~(a)	108,774	10,944
2.428% due 04/05/2042 ~	2,000	1,529
3.340% due 03/15/2049	7,206	6,928
Morgan Stanley Mortgage Loan Trust
2.038% due 06/25/2037 ~	11,842	6,277
2.915% due 07/25/2035 ~	148	129
2.916% due 01/25/2035 ~	297	268

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

3.273% due 07/25/2034 ~		124	122
3.318% due 11/25/2037 ^~		1,850	1,565
3.392% due 08/25/2034 ~		606	560
3.432% due 07/25/2034 ~		77	70
3.459% due 09/25/2034 ~		567	523
3.630% due 09/25/2035 ^~		41	30
3.684% due 05/25/2036 ^~		8,532	5,021
3.736% due 06/25/2036 ~		309	299
3.759% due 11/25/2035 ~		70	37
3.787% due 10/25/2034 ~		31	30
3.888% due 08/25/2034 ~		2	2
4.284% due 07/25/2035 ^~		51	45
4.669% due 01/25/2036 ~		1,096	584
5.500% due 11/25/2035 ^		46	39
6.000% due 08/25/2037 ^		279	122
6.297% due 09/25/2034 ~		385	382
7.013% due 08/25/2036 ^þ		6,075	1,481
Morgan Stanley Re-REMIC Trust
2.332% due 06/26/2047 ~		501	390
2.384% due 06/26/2047		41,438	34,175
2.458% due 04/26/2047 •		32,435	21,796
3.830% due 04/26/2047 ~		3,596	2,128
5.250% due 05/26/2037 ~		7,276	4,130
6.250% due 08/26/2047 ~		11,163	6,835
Mortgage Equity Conversion Asset Trust 5.140% due 05/25/2042 ~		65,822	57,454
MortgageIT Mortgage Loan Trust
4.809% (US0001M + 0.420%) due 04/25/2036		10,849	8,933
4.849% due 06/25/2047 •		11,773	9,505
4.889% due 11/25/2035 •		4,420	3,595
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	899
0.887% due 09/05/2047 ~(a)		53,100	2,074
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		462	390
6.500% due 02/25/2035 ^		1,437	1,270
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		29,500	26,090
New Residential Mortgage Loan Trust 3.750% due 11/25/2058		25,078	23,299
New Rochelle Public Library Trust
0.000% due 05/01/2058 (g)		589	580
3.493% due 05/01/2058 ~		272,895	236,196
Newgate Funding PLC
2.646% due 12/15/2050	EUR	392	391
3.296% due 12/15/2050		2,128	2,026
3.379% due 12/01/2050 ~	GBP	1,564	1,784
3.546% due 12/15/2050	EUR	3,561	3,124
4.796% due 12/15/2050 •	GBP	11,297	12,720
5.046% due 12/15/2050 ~		3,193	3,452
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.189% due 10/25/2035 ~		$340	207
3.748% due 02/25/2036 ~		634	487
4.163% due 02/25/2036 ^~		340	235
4.299% due 08/25/2034 ~		1,397	1,372
4.949% due 04/25/2037 ~		103	69
5.500% due 05/25/2033		1	1
5.659% due 03/25/2035 þ		1	1
6.000% due 05/25/2033		3	2
6.215% due 08/25/2036 ^~		6,551	1,316
6.431% due 08/25/2036 ^~		2,795	561
7.000% due 04/25/2033		6	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		113,395	88,479
2.731% due 10/26/2036 ~		4,232	3,600
3.206% due 10/25/2036 ~		7,048	5,157
5.289% due 07/25/2036 ~		3,025	2,887
6.000% due 07/26/2037		14,300	5,331
NovaStar Mortgage Funding Trust
0.412% due 09/25/2046 ~		63,795	22,327
0.412% due 09/25/2046 •		3,839	3,641
PHH Alternative Mortgage Trust 6.000% due 02/25/2037		2,829	2,297
Prime Mortgage Trust 7.000% due 07/25/2034		113	97
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	2,643
0.000% due 10/29/2054 (b)(g)		85,302	89,619
2.055% due 10/29/2054 •		357,447	382,449
2.505% due 10/29/2054 •		52,929	56,631
2.705% due 10/29/2054 ~		38,495	41,184
3.355% due 10/29/2054 •		28,871	30,881
4.605% due 10/29/2054 ~		24,059	25,722
RBSSP Resecuritization Trust
3.235% due 08/26/2045 •		$113	108
3.330% due 03/26/2037 ~		31,403	25,531

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

3.372% due 12/26/2036 ~		11,516	10,761
3.463% due 09/28/2047 ~		95,004	66,211
3.554% due 03/26/2036 ~		6,388	4,405
3.737% due 12/26/2036 ^~		2,414	1,936
3.801% due 10/26/2036 ~		7,623	7,055
4.133% due 02/28/2047 ~		13,032	9,266
5.766% due 12/26/2037 •		20,683	18,135
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	9,977	7,156
Regal Trust 2.605% due 09/29/2031 ~		$28	27
Residential Accredit Loans, Inc. Trust
3.048% due 01/25/2046 ^~		10,550	8,544
3.408% due 09/25/2045 ~		348	304
3.483% due 11/25/2037 ~		7,206	5,861
3.548% due 08/25/2035 ~		162	133
3.732% due 08/25/2035 ^~		540	209
3.787% due 04/25/2035 ~		8,397	6,100
3.839% due 07/25/2035 ~		1,034	937
4.228% due 12/26/2034 ^~		140	70
4.247% due 07/25/2035 ~		5,237	3,676
4.261% due 07/25/2035 ~		2,847	1,636
4.506% due 12/25/2035 ^~		7,486	5,982
4.539% due 02/25/2047 ~		11,258	4,143
4.639% due 02/25/2036 ^~		7,033	4,430
4.689% due 08/25/2035 ~		2,514	1,900
4.689% due 04/25/2037 ~		2,754	2,020
4.719% due 03/25/2037 ~		160	35
4.729% due 01/25/2037		2,646	2,155
4.749% due 05/25/2036		6,271	5,360
4.749% due 07/25/2036 ~		22,036	9,364
4.749% due 09/25/2036 ~		6,996	6,219
4.749% due 11/25/2036 ~		2,066	1,276
4.749% due 01/25/2037 ^~		588	395
4.749% due 06/25/2046 •		27,271	6,351
4.769% due 09/25/2036 ^		3,243	2,962
4.789% due 06/25/2036		143	104
4.789% due 05/25/2047		1,939	1,687
4.799% due 09/25/2046 ~		2,311	2,127
4.819% due 05/25/2046 ~		12,182	10,189
4.909% due 12/25/2045 ~		10,819	8,296
4.929% due 05/25/2046 ^•		672	524
4.949% due 12/25/2045 ~		291	232
4.989% due 08/25/2036 •		3,934	3,031
5.089% due 11/25/2035		2,535	2,040
5.500% due 08/25/2035 ^		20	17
5.500% due 06/25/2037		3,590	2,658
5.750% due 01/25/2037		2,250	1,651
6.000% due 08/25/2035 ^		404	337
6.000% due 10/25/2035 ^		5,919	2,392
6.000% due 12/25/2035 ^		1,857	1,564
6.000% due 08/25/2036 ^		11,540	9,060
6.000% due 09/25/2036		2,106	1,625
6.000% due 01/25/2037		1,620	1,213
6.000% due 02/25/2037 ^		8,595	6,582
6.000% due 03/25/2037 ^		7,333	6,056
6.000% due 05/25/2037 ^		922	736
6.000% due 05/25/2037		6,449	5,145
6.000% due 06/25/2037 ^		13,644	10,452
6.500% due 08/25/2036		16,684	13,225
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		49	42
7.500% due 07/25/2032		360	158
Residential Asset Securitization Trust
2.301% due 04/25/2037 ~(a)		9,698	1,795
4.699% due 04/25/2037 ~		9,698	1,655
4.739% due 06/25/2036 ~		5,858	1,420
4.744% due 07/25/2036 ~		4,720	3,522
5.500% due 07/25/2035		984	604
5.500% due 09/25/2035 ^		19,393	9,942
6.000% due 11/25/2036 ^		6,339	2,417
6.000% due 01/25/2037 ^		3,387	1,259
6.000% due 03/25/2037 ^		6,761	2,326
6.000% due 04/25/2037		533	308
6.000% due 08/25/2037		641	385
6.250% due 11/25/2036 ^		11,653	4,623
6.500% due 09/25/2036		3,253	1,258
6.500% due 04/25/2037 ^		19,084	5,162
Residential Funding Mortgage Securities, Inc. Trust
3.491% due 08/25/2035 ^~		1,800	893
3.873% due 04/25/2037 ~		482	411
4.500% due 03/27/2023		96	40
4.667% due 09/25/2036 ^~		21	18
4.849% due 10/25/2037 ^~		5,191	3,785
4.938% due 07/27/2037 ^~		113	86
5.130% due 10/25/2037 ^~		3,159	2,639

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.500% due 03/25/2037 ^		2,197	1,507
6.000% due 04/25/2037 ^~		68	52
6.000% due 04/25/2037 ^		1,300	991
6.000% due 10/25/2037 ^		428	254
6.500% due 03/25/2032		25	24
Resloc UK PLC 2.206% due 12/15/2043 ~	EUR	4,285	4,379
Ripon Mortgages PLC
0.000% due 08/28/2056 (g)	GBP	94,120	79,842
0.010% due 08/20/2056 «		24,190	28,175
0.070% due 08/28/2056 ~		2,143	4
4.211% due 08/28/2056 ~		123,878	144,777
4.461% due 08/28/2056 ~		78,831	91,081
4.811% due 08/28/2056 •		45,046	51,193
5.611% due 08/28/2056 ~		11,260	12,804
6.311% due 08/28/2056 ~		33,877	40,108
6.561% due 08/28/2056 ~		15,766	18,021
7.611% due 08/28/2056 ~		9,008	10,309
RMAC Securities PLC
2.140% due 06/12/2044 •	EUR	1,126	1,125
3.656% due 06/12/2044 ~	GBP	6,573	7,335
3.656% due 06/12/2044 •		3,705	4,081
3.676% due 06/12/2044 ~		5,317	5,894
4.885% due 06/12/2044 ~		$1,892	1,797
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	70,859
1.000% due 09/28/2055 ~		18,400	16,770
2.725% due 09/28/2055 •		610,617	649,064
2.875% due 09/28/2055 ~		72,544	76,703
3.125% due 09/28/2055 ~		49,462	52,170
3.625% due 09/28/2055 ~		29,677	31,170
4.375% due 09/28/2055 ~		49,461	51,555
Sequoia Mortgage Trust
2.966% due 08/20/2047 ~		$3,637	2,601
3.051% due 07/20/2037 ^~		3,476	2,869
3.182% due 09/20/2046 ^~		250	173
3.227% due 02/20/2047 ~		1,596	1,327
3.273% due 09/20/2046 ^~		1,489	879
3.314% due 07/20/2037 ~		534	401
4.308% due 04/20/2033 ~		258	237
4.973% due 08/20/2034 ~		241	219
5.013% due 06/20/2033 ~		113	108
5.053% due 07/20/2033 ~		54	50
5.103% due 05/20/2034 ~		34	32
5.113% due 10/20/2027 ~		1	1
5.113% due 04/20/2033 ~		33	30
5.118% due 10/20/2034 ~		197	157
5.153% due 10/20/2027 ~		13	13
5.375% due 11/20/2034 ~		85	74
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •	GBP	76,467	91,659
Structured Adjustable Rate Mortgage Loan Trust
2.758% due 02/25/2036 ^~		$594	537
3.414% due 05/25/2036 ^~		3,344	2,511
3.490% due 03/25/2036 ^~		714	527
3.513% due 03/25/2035 ~		6,160	4,906
3.530% due 11/25/2035 ^~		43	38
3.538% due 08/25/2036 ~		11,929	9,644
3.637% due 09/25/2036 ^~		7,098	4,787
3.670% due 03/25/2035 ~		286	257
3.675% due 11/25/2035 ^~		167	151
3.678% due 08/25/2035 ~		646	551
3.688% due 07/25/2035 ^~		1,688	1,436
3.694% due 01/25/2036 ^~		2,886	1,817
3.720% due 02/25/2036 ^~		4,552	2,827
3.743% due 05/25/2036 ^~		4,153	2,847
3.791% due 11/25/2035 ~		212	160
3.808% due 07/25/2037 ^~		27	18
3.836% due 09/25/2036 ^~		7,093	6,533
3.838% due 09/25/2035 ~		1,026	908
3.839% due 09/25/2034 ~		64	58
3.845% due 05/25/2035 ~		15	12
3.854% due 04/25/2035 ~		40	37
3.887% due 04/25/2034 ~		5	4
3.911% due 09/25/2036 ^~		2,141	1,513
4.015% due 10/25/2034 ~		44	41
4.099% due 12/25/2034 ~		19	17
4.113% due 10/25/2035 ^~		1,454	1,273
4.132% due 12/25/2035 ~		115	86
4.152% due 01/25/2037 ^~		3,059	2,358
4.172% due 12/25/2035 ~		141	82
4.249% due 05/25/2035 ~		3,160	2,451
4.527% due 12/25/2034 ~		430	415
4.689% due 09/25/2034		170	147
4.889% due 10/25/2034		300	254
5.034% due 04/25/2035 ~		1,118	1,059

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.689% due 12/25/2037 ^~		4,372	3,715
6.709% due 10/25/2037 ^~		3,541	3,117
Structured Asset Mortgage Investments Trust
2.886% due 05/25/2036 ~		169	50
3.072% due 02/19/2035 ~		1	1
3.278% due 05/25/2047 ^~		24,926	19,859
3.506% due 05/25/2045 ^~		76	57
4.509% due 08/25/2036 •		4,544	3,821
4.569% due 01/25/2037 ~		1,603	1,380
4.609% due 09/25/2047 •		9,044	7,322
4.749% due 07/25/2046 ~		6,981	5,722
4.769% due 06/25/2036 ~		1,770	1,694
4.769% due 07/25/2046 ^~		5,265	3,856
4.789% due 05/25/2036 ~		6,882	5,266
4.789% due 10/25/2036 ~		2,157	1,820
4.809% due 04/25/2036 •		8,673	7,453
4.809% due 05/25/2036 •		113	85
4.809% due 08/25/2036 ^•		11,642	9,173
4.809% due 05/25/2046 •		98	63
4.809% due 09/25/2047 ^~		12,791	10,217
4.839% due 07/19/2035 •		934	824
4.849% due 02/25/2036 ^•		17,558	15,231
4.849% due 02/25/2036 •		4,488	3,703
4.849% due 07/25/2036 ^~		10	4
4.849% due 05/25/2045 ~		623	545
4.939% due 09/25/2047 ^•		15,454	12,279
4.949% due 02/25/2036 ^		11,204	8,670
4.989% due 08/25/2036 ^•		3,036	1,904
5.019% due 05/19/2035		631	555
5.239% due 05/25/2047 ~		2,668	2,106
Structured Asset Securities Corp Mortgage Pass-Through Certificates 4.734% due 12/25/2033 ~		291	279
Structured Asset Securities Corp.
4.739% due 03/25/2035 •		2,504	2,356
4.739% due 04/25/2035 ~		247	218
Structured Asset Securities Corp. Mortgage Loan Trust 5.109% due 11/25/2035 ~		1,262	1,067
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.783% due 07/25/2033 ~		122	115
3.805% due 09/25/2033 ~		78	75
3.857% due 03/25/2033 ~		47	44
3.988% due 11/25/2033 ~		20	19
4.111% due 11/25/2033 ~		86	79
4.138% due 01/25/2034 ~		45	43
4.462% due 11/25/2032 ~		51	50
7.389% due 07/25/2032 ~		857	752
Structured Asset Securities Corp. Trust 5.500% due 04/25/2035		31	28
SunTrust Adjustable Rate Mortgage Loan Trust
2.594% due 04/25/2037 ^~		1,072	646
3.232% due 02/25/2037 ^~		2,081	1,808
TDA Mixto Fondo de Titulizacion de Activos 5.581% due 03/22/2036 •	EUR	1,200	1,246
Terwin Mortgage Trust 4.047% due 10/25/2037 ~		$32,256	12,371
Thornburg Mortgage Securities Trust
1.528% due 03/25/2044 ~		773	750
2.080% due 03/25/2044 ~		3,905	3,691
3.410% due 12/25/2044 ~		21	19
3.454% due 10/25/2043 ~		153	139
4.929% due 03/25/2044 •		73	66
6.666% due 06/25/2047		755	718
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	4,870	5,824
4.471% due 02/20/2054 ~		8,767	10,558
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$3,688	3,441
3.750% due 09/25/2062		116,565	109,549
UBS-Barclays Commercial Mortgage Trust 1.035% due 04/10/2046 ~(a)		36,135	1
Uropa Securities PLC
1.488% due 10/10/2040	EUR	6,004	6,107
3.116% due 10/10/2040 •	GBP	17,897	20,620
3.166% due 10/10/2040 ~		2,223	2,499
Wachovia Mortgage Loan Trust LLC
1.464% (US0001M + 0.300%) due 08/25/2036		$20,875	8,029
3.237% due 03/20/2037 ^~		24	21
3.539% due 08/20/2035 ^~		341	320
4.103% due 10/20/2035 ~		16	16
4.174% due 10/20/2035 ^~		116	108
4.182% due 10/20/2035 ~		204	189
WaMu Mortgage Pass-Through Certificates Trust
2.509% due 12/25/2046 ^~		7,219	6,093
2.629% due 05/25/2046 ~		4,588	3,962
2.710% due 01/25/2037 ^~		5,991	5,143
2.748% due 02/25/2047 ^~		14,727	12,263

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

2.778% due 01/25/2047 ~		731	663
2.788% due 01/25/2047 ^~		3,210	2,800
2.798% due 06/25/2047 ~		8,095	6,270
2.808% due 04/25/2047 ~		2,120	1,832
2.810% due 08/25/2035 ~		7	6
2.826% due 01/25/2037 ^~		2,178	1,791
2.852% due 03/25/2037 ^~		14,379	11,808
2.868% due 03/25/2035 ~		563	544
2.888% due 11/25/2046 ~		6,470	5,525
2.928% due 10/25/2046 ^~		27,789	23,234
3.008% due 09/25/2046 ~		4,364	3,540
3.028% due 06/25/2046 ~		478	441
3.028% due 07/25/2046 •		6,897	5,457
3.038% due 06/25/2046 •		1,192	1,068
3.048% due 02/25/2046 ~		1,993	1,735
3.093% due 02/25/2037 ^~		7,423	6,629
3.096% due 07/25/2046 ~		6,844	5,570
3.104% due 09/25/2036 ^~		4,053	3,518
3.122% due 03/25/2036 ~		1,388	1,248
3.127% due 04/25/2037 ^~		9,085	8,269
3.187% due 01/25/2036 ~		748	660
3.191% due 10/25/2036 ^~		607	542
3.211% due 02/25/2037 ^~		1,847	1,659
3.217% due 01/25/2037 ^~		3,020	2,615
3.227% due 06/25/2037 ^~		1,357	1,177
3.240% due 06/25/2037 ^~		3,602	3,147
3.248% due 11/25/2042 ~		106	96
3.266% due 02/25/2037 ^~		8,261	7,314
3.290% due 02/25/2037 ^~		15,375	13,884
3.292% due 03/25/2037 ^~		7,361	6,643
3.313% due 11/25/2036 ^~		463	411
3.316% due 10/25/2036 ^~		145	130
3.329% due 11/25/2036 ^~		1,821	1,540
3.342% due 05/25/2037 ^~		682	594
3.347% due 05/25/2037 ^~		6,394	5,016
3.372% due 12/25/2036 ^~		2,643	2,342
3.401% due 01/25/2036 ^~		214	205
3.406% due 12/25/2036 ^~		38	33
3.448% due 08/25/2042 ~		46	43
3.452% due 02/25/2033 ~		171	164
3.476% due 01/25/2036 ~		581	541
3.524% due 07/25/2037 ^~		8,256	7,507
3.560% due 08/25/2036 ^~		9,141	7,675
3.682% due 08/25/2046 ^~		48	42
3.813% due 10/25/2035 ~		1,559	1,431
3.833% due 09/25/2035 ~		197	175
3.864% due 07/25/2037 ^~		1,537	1,411
3.889% due 12/25/2035 ~		9,332	8,671
3.897% due 08/25/2034 ~		344	323
3.952% due 01/25/2035 ~		984	892
4.849% due 04/25/2045 •		2,985	2,839
4.909% due 11/25/2045 ~		164	147
4.929% due 12/25/2045 •		1,521	1,331
4.969% due 07/25/2045 ~		1,258	1,151
4.969% due 12/25/2045 ~		2,840	2,472
5.049% due 01/25/2045 •		2,262	2,173
5.069% due 01/25/2045 •		1,933	1,779
5.089% due 01/25/2045 ~		38	36
5.129% due 11/25/2034 •		1,156	1,043
5.169% due 10/25/2044 ~		782	705
5.189% due 10/25/2044 ~		1,014	883
5.269% due 11/25/2034 •		23	21
5.269% due 07/25/2044 •		3,132	2,860
5.949% due 10/25/2045 •		705	665
WaMu Mortgage-Backed Pass-Through Certificates 2.653% due 12/19/2039 ~		36	34
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	7	36,167
4.387% (SONIO/N + 0.950%) due 12/21/2049 •		239,281	289,275
5.087% due 12/21/2049 ~		46,014	55,627
5.587% (SONIO/N + 2.150%) due 12/21/2049 •		23,010	27,817
6.087% due 12/21/2049 •		13,146	15,892
6.587% due 12/21/2049 •		13,146	15,892
Washington Mutual Mortgage Pass-Through Certificates Trust
2.748% due 01/25/2047 •		$15,344	12,165
2.748% due 04/25/2047		3,734	2,892
2.768% due 12/25/2046 •		5,220	4,159
2.818% due 04/25/2047		5,259	4,088
2.898% due 10/25/2046 ^•		11,242	9,168
2.968% due 09/25/2046 ^•		16,239	12,699
2.988% due 04/25/2046 ~		26,285	21,642
3.018% due 05/25/2046 ^~		2,336	1,850
3.725% due 06/25/2033 ~		131	117
4.051% due 09/25/2036 ^þ		28,990	8,487
4.174% due 10/25/2036 ^þ		58	21
4.283% due 10/25/2036 ^þ		6,584	1,896

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.466% due 05/25/2035 ^~	129	110
4.769% due 07/25/2046 •	273	202
4.789% due 07/25/2035 ~	759	678
4.849% due 12/25/2036 ~	3,099	2,710
4.909% due 12/25/2035 ~	288	245
4.989% due 03/25/2036 ^~	1,036	946
5.500% due 06/25/2035	1,313	1,102
5.500% due 08/25/2035	30	25
5.500% due 11/25/2035 ^	366	270
5.750% due 11/25/2035 ^	469	433
5.750% due 01/25/2036 ^	3,122	2,544
5.839% due 09/25/2035 ^~	316	287
6.000% due 11/25/2035 ^	1,370	1,273
6.000% due 04/25/2036 ^	2,094	1,769
6.000% due 04/25/2037	5,728	4,896
6.500% due 11/25/2035 ^	571	306
6.500% due 03/25/2036	11,386	8,124
6.500% due 05/25/2036 ^þ	3,151	2,729
6.500% due 07/25/2036 þ	1,432	365
6.500% due 08/25/2036 ^	16,621	13,277
6.721% due 07/25/2036 ^þ	21,916	5,584
6.949% due 07/25/2036 ^þ	1,993	508
7.500% due 04/25/2033	7	7
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037	387	325
Wells Fargo Commercial Mortgage Trust
0.884% due 01/15/2052 ~(a)	124,652	5,260
1.606% due 10/15/2049 ~(a)	260,442	11,866
3.324% due 01/15/2059	9,226	8,936
3.487% due 11/15/2048	2,908	2,818
Wells Fargo Mortgage Loan Trust
3.849% due 12/27/2046 ~	12,743	6,846
4.224% due 09/27/2047 ~	17,257	14,765
Wells Fargo Mortgage-Backed Securities Trust
2.879% due 04/25/2036 ~	2,012	1,879
2.892% due 04/25/2037 ^~	114	97
4.017% due 10/25/2034 ~	17	16
4.046% due 08/25/2036 ^~	279	256
4.076% due 08/25/2035 ~	95	90
4.414% due 11/25/2037 ^~	21	18
4.488% due 10/25/2036 ~	1,240	1,131
5.500% due 03/27/2023	2	2
6.000% due 06/25/2036 ^	289	243
6.000% due 06/25/2037 ^	459	387
6.000% due 11/25/2037 ^	1,080	885
Wells Fargo-RBS Commercial Mortgage Trust
0.451% due 03/15/2047 ~(a)	83,202	414
1.239% due 03/15/2047 ~(a)	62,085	527

Total Non-Agency Mortgage-Backed Securities (Cost $43,669,348)		38,756,055

ASSET-BACKED SECURITIES 11.4%
Aames Mortgage Investment Trust
5.216% due 06/25/2035	1,357	1,342
6.041% due 01/25/2035	3,922	3,666
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030	7,471	6,985
Academic Loan Funding Trust 5.189% due 12/26/2044 ~	1,943	1,877
Accredited Mortgage Loan Trust
4.609% due 02/25/2037 ~	25,211	23,881
4.659% due 09/25/2036 ~	1,486	1,352
4.989% due 07/25/2034	2,266	2,174
5.109% due 09/25/2035 ~	2,811	2,767
ACE Securities Corp. Home Equity Loan Trust
4.459% due 11/25/2036 •	4,040	1,765
4.509% due 10/25/2036 ~	157	62
4.509% due 11/25/2036 •	7,301	3,201
4.519% due 12/25/2036 ~	66,062	35,556
4.519% due 12/25/2036 •	36,776	21,062
4.529% due 12/25/2036 ~	16,043	8,784
4.559% due 11/25/2036 •	6,505	2,862
4.569% due 07/25/2036 ^ •	36,933	10,040
4.609% due 11/25/2036 •	4,368	1,928
4.629% due 12/25/2036	8,146	2,950
4.629% due 01/25/2037 •	1,226	718
4.669% due 07/25/2036 •	13,877	13,099
4.669% due 07/25/2036 •	38,355	28,831
4.689% due 04/25/2036 •	7,501	7,225
4.689% due 07/25/2036 ^~	9,698	2,636
4.689% due 07/25/2036 ~	26,570	8,079
4.729% due 01/25/2037	1,308	766
4.769% due 02/25/2036 ~	16,881	16,505
4.869% due 07/25/2036 ~	18,677	5,729
4.889% due 07/25/2036 •	24,587	6,684
4.889% due 01/25/2037	1,226	718

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.929% due 08/25/2036	9,760	8,369
4.989% due 02/25/2036	1,310	1,284
5.049% due 11/25/2035 ~	926	926
5.289% due 09/25/2033 ~	1,130	1,071
5.319% due 02/25/2036 ^•	1,398	1,322
5.364% due 06/25/2034	7,339	6,647
5.364% due 07/25/2035	2,541	2,530
5.394% due 07/25/2035	17,500	16,795
5.424% due 06/25/2035 •	2,572	2,446
5.439% due 12/25/2033 •	929	892
5.439% due 08/25/2045	1,101	1,095
5.514% due 04/25/2035 •	3,371	2,839
7.584% due 06/25/2034 •	847	652
Aegis Asset-Backed Securities Trust
4.629% due 01/25/2037 ~	6,340	4,829
4.766% due 03/25/2035 •	5,325	4,265
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.094% due 10/25/2035 •	6,396	5,971
5.439% due 01/25/2034 ~	588	566
6.219% due 12/25/2034 ~	7,937	7,037
6.489% due 12/25/2034 •	111	40
AFC Home Equity Loan Trust
4.989% due 09/27/2027 ~	19	18
5.039% due 09/22/2028	51	49
5.269% due 02/25/2029 ~	164	156
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034	5,127	4,719
4.204% due 03/23/2035	5,000	4,638
4.399% due 07/15/2037	10,070	9,657
4.479% due 07/15/2037	27,000	23,593
4.829% due 05/01/2034 •	2,676	2,631
5.009% due 12/23/2037 ~	8,057	7,428
5.049% due 09/23/2037	11,491	10,601
5.059% due 12/23/2036	11,589	10,888
5.069% due 09/23/2036 •	19,041	17,337
5.089% due 06/23/2036	11,907	11,523
5.115% due 07/30/2034 ~	7,000	6,432
5.129% due 09/23/2037 •	2,255	1,925
5.179% due 06/23/2036	27,500	25,231
5.179% due 12/23/2036 ~	7,500	6,441
5.199% due 12/23/2035 •	20,821	19,339
5.229% due 09/23/2036 •	12,000	10,606
5.379% due 12/23/2034 ~	4,750	4,572
5.479% due 09/23/2038	44,346	42,089
5.679% due 09/23/2038 ~	10,000	8,850
Ameriquest Mortgage Securities Trust
4.489% due 10/25/2036 ~	7,623	2,540
4.629% due 10/25/2036 ~	19,034	6,343
4.944% due 04/25/2036 •	13,000	12,237
5.049% due 03/25/2036 •	11,988	9,078
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.245% due 11/25/2034 •	1,055	976
3.245% due 11/25/2034 •	2,221	2,207
3.399% due 04/25/2034 •	981	860
4.478% due 11/25/2032 ^~	3	0
4.478% due 11/25/2032 ^•	1,555	1,503
4.713% due 12/25/2033 ~	105	104
5.094% due 01/25/2036 ~	57	56
5.184% due 03/25/2035 ~	516	515
5.259% due 07/25/2034 ~	43	42
5.259% due 01/25/2036 ~	14,093	13,253
5.304% due 01/25/2035 ~	751	721
5.349% due 10/25/2035 ~	1,918	1,724
5.364% due 05/25/2035 ~	3,800	3,584
5.364% due 07/25/2035	5,050	4,777
5.364% due 08/25/2035 ~	1,235	1,230
5.409% due 10/25/2034 •	1,551	1,525
5.409% due 01/25/2035	1,184	1,073
5.439% due 05/25/2035 ~	588	526
5.559% due 03/25/2035 •	6,952	6,408
5.664% due 08/25/2035 ~	2,782	2,652
6.114% due 05/25/2034 ~	11,176	10,655
6.114% due 08/25/2035 ~	14,800	13,293
6.144% due 10/25/2034 ~	1,813	1,700
7.164% due 03/25/2033 •	55	35
9.639% due 02/25/2033 •	1,263	1,147
Amortizing Residential Collateral Trust
5.089% due 10/25/2031 ~	11	11
5.214% due 08/25/2031 •	204	223
5.424% due 07/25/2032 •	11	11
5.789% due 01/25/2033 ~	47	46
6.189% due 07/25/2032 •	41	39
Apidos CLO 5.299% due 04/15/2033	3,000	2,951
Argent Securities Trust
4.499% due 09/25/2036 •	7,023	2,346

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.569% due 07/25/2036 ~	5,163	1,418
4.629% due 09/25/2036 ~	4,388	1,466
4.689% due 06/25/2036 ~	33,100	9,331
4.689% due 07/25/2036 •	40,553	11,137
4.689% due 07/25/2036 ~	58,703	50,774
4.739% due 04/25/2036 •	20,398	11,989
4.749% due 04/25/2036 •	6,938	2,310
4.769% due 03/25/2036 ~	2,889	2,500
4.869% due 06/25/2036 •	5,665	1,597
4.869% due 07/25/2036 •	5,494	1,509
4.929% due 05/25/2036 •	16,195	4,097
4.949% due 04/25/2036 •	6,898	2,299
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.769% due 10/25/2034 ~	1,478	1,431
5.079% due 11/25/2035 •	2,774	2,231
5.124% due 10/25/2035 •	3,462	3,362
5.149% due 02/25/2036 •	3,064	2,338
6.189% due 11/25/2034 ~	3,311	3,083
6.264% due 11/25/2034 •	283	244
6.489% due 11/25/2034 ~	73	86
Asset-Backed Funding Certificates Trust
4.499% due 01/25/2037 ~	10,536	6,245
4.519% due 01/25/2037 ~	44,595	30,969
4.529% due 10/25/2036 ~	37,683	30,503
4.539% due 10/25/2036 •	3,535	3,450
4.549% due 01/25/2037 •	59,136	35,126
4.609% due 01/25/2037 ~	35,333	21,025
4.669% due 11/25/2036 ~	6,807	4,057
4.689% due 09/25/2036 ~	5,976	5,879
4.709% due 11/25/2036 •	13,260	6,019
4.809% due 09/25/2036 ^~	31,450	28,595
4.889% due 11/25/2036 •	2,677	1,215
5.049% due 03/25/2035 •	3,766	3,606
5.169% due 09/25/2033 ~	930	857
5.289% due 02/25/2034 ~	3,348	3,252
5.364% due 06/25/2035 •	14,736	13,201
5.389% due 06/25/2037 •	2,542	2,027
5.394% due 03/25/2035 •	1,539	1,312
5.514% due 12/25/2032 •	37	37
5.514% due 12/25/2032 ~	213	230
6.159% due 12/25/2033 •	2,097	1,954
6.564% due 01/25/2034 ~	312	196
7.089% due 07/25/2033 •	276	257
Asset-Backed Securities Corp. Home Equity Loan Trust
2.801% due 07/25/2036 •	407	401
3.199% due 03/25/2036 •	10,132	8,566
3.444% due 12/25/2036 •	2,961	2,803
3.646% due 01/25/2036 •	9,457	8,135
3.658% due 12/25/2036 •	3,700	3,225
5.289% due 06/25/2035	7,267	7,039
5.484% due 02/25/2035 ~	89	88
5.499% due 07/25/2035 ~	3,794	3,218
5.968% due 03/15/2032 ~	135	133
BankAmerica Manufactured Housing Contract Trust 7.333% due 12/10/2025	5,000	1,263
Basic Asset-Backed Securities Trust 4.959% due 04/25/2036	8,921	8,396
Bayview Financial Acquisition Trust 4.914% due 05/28/2037 ~	3,756	3,328
Bayview Financial Asset Trust
4.839% due 03/25/2037 •	4,271	4,202
5.189% due 03/25/2037 •	2,219	2,126
5.289% due 03/25/2037 •	2,322	2,242
5.539% due 03/25/2037 ~	1,262	1,230
5.889% due 03/25/2037 •	1,168	1,161
Bayview Financial Mortgage Pass-Through Trust 4.914% due 04/28/2036 ~	5,774	5,602
Bayview Financial Revolving Asset Trust 5.319% due 12/28/2040 ~	1,425	1,400
Bear Stearns Asset-Backed Securities Trust
2.906% due 09/25/2034 ~	44	43
3.098% due 07/25/2036 ~	789	697
3.235% due 10/25/2036 •	54	42
4.421% due 11/25/2035 ^~	22,072	19,818
4.488% due 02/25/2036 ~	9,785	9,276
4.529% due 04/25/2037 •	5,263	7,391
4.539% due 11/25/2036 •	1,139	1,091
4.559% due 10/25/2036 •	2,620	2,595
4.559% due 12/25/2036 ^•	5,642	6,847
4.609% due 06/25/2047 ~	431	430
4.629% due 06/25/2047 •	2,968	2,960
4.662% due 12/25/2035 ^•	3,400	3,377
4.689% due 06/25/2047 ~	750	713
4.709% due 08/25/2036 ~	1,507	1,450
4.739% due 05/25/2037 ^~	14,775	11,343
4.839% due 06/25/2036 ~	8,700	8,597

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.839% due 01/25/2047 ~	13,181	12,639
4.869% due 02/25/2037 •	26,379	23,658
4.929% due 05/25/2036 •	26,779	23,626
4.959% due 04/25/2036 •	6,607	9,063
4.991% due 02/25/2034 •	1,013	959
5.019% due 12/25/2035 •	878	875
5.032% due 08/25/2034 •	92	91
5.034% due 12/25/2035 ~	2,324	2,315
5.049% due 10/25/2032 •	6	6
5.064% due 12/25/2035 ~	10,821	10,423
5.064% due 08/25/2036 ~	1,931	1,915
5.094% due 01/25/2035 •	961	927
5.149% due 01/25/2037 •	3,280	3,183
5.169% due 12/25/2035 ~	10,004	9,650
5.189% due 10/27/2032 ~	39	38
5.189% due 09/25/2046 ~	2,813	2,631
5.339% due 10/25/2037 ~	7,917	7,396
5.366% due 01/25/2036 •	1,002	995
5.389% due 10/25/2037 •	98	98
5.389% due 10/25/2037 •	9,903	9,512
5.389% due 11/25/2042 •	710	692
5.394% due 06/25/2035 •	11,071	10,570
5.409% due 10/25/2035 •	7,255	7,006
5.469% due 06/25/2035 ~	6,824	6,522
5.500% due 08/25/2036	250	248
5.514% due 02/25/2035 •	868	863
6.000% due 08/25/2036	2,838	2,489
6.500% due 08/25/2036 ^	3,113	1,427
6.639% due 04/25/2036 ~	8,942	8,893
7.014% due 09/25/2035	7,088	6,989
Bear Stearns Second Lien Trust
4.579% due 01/25/2037 •	1,194	1,137
4.829% due 08/25/2037 ~	5,529	5,096
Bear Stearns Structured Products, Inc. Trust 6.389% due 03/25/2037 •	5,004	4,938
Benefit Street Partners CLO Ltd. 5.249% due 07/15/2034	2,500	2,404
BNC Mortgage Loan Trust
3.797% due 10/25/2036 ~	8,181	6,027
4.599% due 07/25/2037 •	6,303	5,659
4.709% due 11/25/2036 •	314	304
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 •	57	57
6.530% due 10/15/2028 •	567	552
6.975% due 12/15/2029 •	8,918	1,272
7.180% due 12/15/2029 •	22,628	3,323
7.575% due 06/15/2030 •	16,139	2,344
7.935% due 12/15/2030 •	4,268	4,148
BPCRE Holder LLC 6.725% due 01/16/2037 •	51,700	51,018
Buckingham CDO Ltd.
4.097% due 09/05/2051 •	990,065	30,785
4.352% due 04/05/2041 ~	643,393	49,559
Camber PLC 1.571% due 11/09/2053 •	183,696	1,620
Carrington Mortgage Loan Trust
4.539% due 04/25/2036 ^~	31,710	30,597
4.539% due 08/25/2036 •	7,104	6,676
4.609% due 01/25/2037 •	17,797	12,857
4.639% due 10/25/2036 •	5,179	4,225
4.649% due 02/25/2037 ~	10,391	9,337
4.809% due 12/26/2036 •	8,317	6,420
4.929% due 02/25/2036 •	10,000	8,802
5.094% due 12/25/2035 •	568	567
CDC Mortgage Capital Trust
5.304% due 11/25/2034 •	42	43
6.189% due 06/25/2034 •	543	542
Centex Home Equity Loan Trust
4.118% due 06/25/2034 •	41	39
4.118% due 06/25/2034 ~	225	210
4.689% due 01/25/2032 ~	30	29
4.839% due 06/25/2036 ~	165	165
4.849% due 07/25/2032 ~	55	49
4.869% due 06/25/2036 ~	31,200	29,950
5.034% due 03/25/2035 •	727	716
5.039% due 09/25/2032 ~	454	441
5.079% due 03/25/2035	1,173	1,118
5.109% due 01/25/2035 ~	341	336
5.214% due 01/25/2035 •	475	449
5.304% due 10/25/2035 ~	425	424
5.319% due 09/25/2034 ~	3,373	3,209
5.334% due 03/25/2034 ~	93	90
5.349% due 10/25/2035 ~	4,093	3,982
5.589% due 01/25/2035 •	825	771
6.119% due 03/25/2033 •	61	56
6.139% due 01/25/2034 •	20	19

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.189% due 10/25/2035 ~		12,568	11,394
6.260% due 09/25/2034 þ		768	697
Chase Funding Loan Acquisition Trust 5.244% due 06/25/2034		7,311	6,944
Chase Funding Trust
4.725% due 05/25/2033		399	361
4.889% due 05/25/2032 ~		57	55
4.989% due 07/25/2033 •		9	8
CHEC Loan Trust 5.349% due 06/25/2034 ~		146	142
CIT Group Home Equity Loan Trust 5.364% due 12/25/2031 ~		93	92
CIT Mortgage Loan Trust
5.739% due 10/25/2037 •		12,261	12,203
5.889% due 10/25/2037 ~		30,000	28,568
Citicorp Residential Mortgage Trust
4.710% due 11/25/2036 þ		1,328	1,173
4.950% due 09/25/2036 þ		27,294	25,689
Citigroup Mortgage Loan Trust
4.249% due 10/25/2037 þ		15,602	14,427
4.449% due 07/25/2045 •		1,381	986
4.469% due 01/25/2037 •		11,867	8,841
4.559% due 05/25/2037 ~		37,537	28,451
4.569% due 01/25/2037 •		70,892	52,850
4.579% due 05/25/2037 •		33,676	22,493
4.589% due 12/25/2036 ~		3,344	2,186
4.639% due 01/25/2037 •		23,079	17,206
4.649% due 03/25/2037 •		31,952	27,152
4.659% due 05/25/2037 •		25,635	23,246
4.669% due 12/25/2036		7,037	6,647
4.709% due 09/25/2036 ~		4,846	4,278
4.709% due 12/25/2036 ~		6,785	4,454
4.764% due 12/25/2036 ^~		14,644	13,546
4.809% due 12/25/2036 •		7,496	7,338
4.809% (US0001M + 0.420%) due 06/25/2037		6,302	4,884
4.839% due 08/25/2036 ~		7,800	7,453
4.839% due 10/25/2036 •		5,266	5,211
4.839% due 01/25/2037		2,500	2,265
4.889% due 08/25/2036 ~		5,262	5,087
4.909% due 03/25/2036 ~		4,146	3,688
4.989% due 12/25/2035 ^~		15,178	14,448
5.064% due 10/25/2035 ^•		564	547
5.064% due 03/25/2037 •		32,427	31,620
5.094% due 01/25/2036 ~		4,979	4,892
5.439% due 02/25/2035 ~		549	541
5.749% due 08/25/2035 þ		18	16
6.485% due 05/25/2036 þ		12,129	4,503
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.964% due 10/25/2034 ~		499	425
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	13,769
Commonbond Student Loan Trust 1.980% due 08/25/2050		$1,030	878
Conseco Finance Corp.
6.280% due 09/01/2030		1,377	1,377
6.440% due 12/01/2030		4,447	4,424
7.220% due 03/15/2028 •		1,736	1,732
7.860% due 03/01/2030 •		11,969	5,172
Conseco Finance Securitizations Corp.
6.170% due 12/01/2033 •		1,094	1,093
7.360% due 06/01/2030 •		53,916	20,722
7.410% due 05/01/2033 þ		8,963	8,906
7.424% due 03/01/2033 •		2,537	2,534
7.490% due 07/01/2031 þ		15,436	15,675
7.770% due 09/01/2031 þ		6,922	6,811
7.954% due 12/01/2033 •		488	489
7.960% due 05/01/2031		21,241	6,854
7.970% due 05/01/2032		7,164	1,532
8.060% due 09/01/2029 •		7,260	1,663
8.200% due 05/01/2031		29,572	9,822
8.260% due 12/01/2030 •		74,286	20,940
8.310% due 05/01/2032 •		40,754	9,081
8.850% due 12/01/2030 •		1,831	381
Countrywide Asset-Backed Certificates
4.669% due 03/25/2037 ~		10,909	10,573
4.679% due 05/25/2047 ~		1,154	1,098
4.789% due 02/25/2037 ~		1,864	1,694
4.824% due 11/25/2036 ~		15,200	13,916
4.869% due 11/25/2036 •		2,693	2,660
4.869% due 03/25/2037 ~		21,690	18,196
4.869% due 04/25/2037 •		6,378	5,215
4.889% due 01/25/2046 ^~		36,460	34,100
4.989% due 06/25/2033 ~		16	15
5.069% due 12/25/2036 ^•		8,131	6,029
5.089% due 12/25/2033 •		585	565
5.094% due 09/25/2035 ~		9,347	8,677

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.139% due 05/25/2034 •	128	126
5.289% due 03/25/2047 ^•	6,232	5,127
5.439% due 07/25/2033 ~	519	508
5.589% due 10/25/2035 ~	4,300	4,203
5.964% due 08/25/2034 ~	6,708	5,669
Countrywide Asset-Backed Certificates Trust
3.856% due 01/25/2037 ~	17,168	16,668
4.083% due 05/25/2036 •	22,800	20,325
4.332% due 10/25/2046 ^•	241	240
4.529% due 05/25/2035 •	17,893	17,250
4.529% due 06/25/2035	14,328	12,946
4.529% due 05/25/2037 ~	37,659	34,527
4.529% due 06/25/2037 ~	17,329	15,876
4.529% due 07/25/2037 ~	51,319	46,336
4.529% due 07/25/2037 ^•	9,275	9,090
4.529% due 08/25/2037 ~	2,839	2,784
4.529% due 08/25/2037 ^~	62,249	53,847
4.529% due 04/25/2047 ~	15,402	14,708
4.529% due 06/25/2047 •	33,814	30,997
4.529% due 06/25/2047 ^~	7,104	6,296
4.539% due 04/25/2047 ^~	568	566
4.539% due 06/25/2047 ^~	280	279
4.549% due 09/25/2046 ~	605	602
4.569% due 06/25/2047 ~	6,221	5,777
4.569% due 11/25/2047 ^•	22,485	21,666
4.579% due 11/25/2037 ~	14,246	13,016
4.589% due 09/25/2037 ~	30,860	26,685
4.589% due 06/25/2047 ^•	19,601	16,776
4.589% due 09/25/2047 ^•	26,616	24,934
4.609% due 05/25/2037 ~	3,286	3,110
4.609% due 06/25/2037 •	5,105	4,899
4.609% due 09/25/2037 ^•	6,559	6,733
4.609% due 06/25/2047 ^•	40,896	35,556
4.609% due 06/25/2047 •	17,176	16,377
4.609% due 09/25/2047 ^•	7,930	7,558
4.619% due 05/25/2037 •	13,363	12,579
4.619% due 07/25/2037 ^•	46,686	38,782
4.619% due 10/25/2047 •	4,413	4,338
4.639% due 02/25/2036 ~	7,677	6,901
4.639% due 06/25/2047	23,753	22,755
4.639% due 11/25/2047 ^~	18,462	16,263
4.649% due 11/25/2037 ~	54,024	47,681
4.649% due 04/25/2046 •	22,491	20,520
4.649% due 09/25/2046 ~	10,880	10,312
4.669% due 02/25/2037 •	29,687	27,913
4.669% due 03/25/2037 ~	27,736	26,588
4.669% due 06/25/2047 •	4,471	4,149
4.679% due 06/25/2037 ~	10,920	10,407
4.689% due 03/25/2047 ^•	8,610	8,405
4.709% due 05/25/2047 ^~	8,671	6,103
4.839% due 02/25/2037 ~	12,053	11,750
4.869% due 09/25/2036 •	19,498	17,939
4.869% due 02/25/2037 •	10,086	9,672
4.869% due 02/25/2037 ^~	6,000	5,172
4.869% due 12/25/2046	16,202	15,515
4.889% due 03/25/2036 ^~	10	11
4.889% due 04/25/2046 ^•	2,073	1,973
4.944% due 04/25/2036 ~	8,222	8,046
5.049% due 08/25/2035	8,995	8,753
5.049% due 07/25/2036 •	243	237
5.050% due 02/25/2036 ~	16	16
5.079% due 05/25/2036	4,814	4,753
5.089% due 03/25/2036 ^~	5,764	5,212
5.094% due 04/25/2036	759	758
5.124% due 04/25/2036 ~	43,050	42,183
5.154% due 02/25/2036 ~	17,708	17,318
5.169% due 11/25/2034 •	247	233
5.189% due 08/25/2047 ~	5,144	5,117
5.229% due 10/25/2047 ~	13,083	12,624
5.244% due 08/25/2034 ~	1,409	1,386
5.289% due 11/25/2034 ~	224	213
5.289% due 05/25/2036 •	761	741
5.379% due 02/25/2036 ~	6,000	5,285
5.394% due 07/25/2034 ~	776	771
5.394% due 10/25/2035 •	52	51
5.439% due 11/25/2034 ~	2,046	2,015
5.454% due 08/25/2035 •	4,315	4,292
5.484% due 07/25/2035 ~	74	73
5.514% due 11/25/2035	2,730	2,629
5.529% due 01/25/2036 ~	2,675	2,529
5.989% due 10/25/2046 ^~	10	9
6.114% due 05/25/2035 ~	893	877
6.219% due 12/25/2035 •	8,267	7,078
6.264% due 12/25/2034 ~	2,532	2,462
6.264% due 07/25/2035 •	7,400	7,099
6.339% due 08/25/2035	3,250	3,108

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.389% due 08/25/2047 ~	78	77
Credit Suisse First Boston Mortgage Securities Corp.
4.301% due 08/25/2032 •	96	88
4.598% due 01/25/2032 ~	5	5
Credit-Based Asset Servicing & Securitization LLC
2.905% due 08/25/2035 ~	4,410	3,823
3.020% due 12/25/2035 ~	19,631	17,056
3.221% due 12/25/2035 þ	10,076	9,228
3.320% due 10/25/2034 ~	1,954	1,776
3.399% due 12/25/2035 ~	1,709	1,597
4.164% due 07/25/2037 ~	4,955	3,310
4.264% due 07/25/2037	4,580	3,060
4.384% due 07/25/2037 ~	4,849	3,240
6.780% due 05/25/2035 þ	2,169	1,919
Credit-Based Asset Servicing & Securitization Trust
2.909% due 01/25/2037 ^•	496	159
3.039% due 07/25/2036 •	19,983	18,594
3.103% due 01/25/2037 ^þ	210	67
4.509% due 11/25/2036 ~	63	30
4.669% due 10/25/2036 ~	12,793	9,086
4.849% due 11/25/2036 •	5,625	2,683
4.869% due 10/25/2036 ~	2,167	1,444
Credit-Based Asset-Backed Certificates 3.058% due 11/25/2035 ~	4,066	3,682
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	14,897	3,874
6.589% due 12/25/2036 þ	16,617	3,484
Davis Square Funding Ltd.
4.481% due 10/08/2040 •	591,186	254,929
4.621% (US0001M + 0.400%) due 10/08/2040	44,806	9,850
4.801% (US0001M + 0.580%) due 10/08/2040	52,400	10,442
DFC HEL Trust 6.264% due 12/25/2031 ~	1,744	1,622
Duke Funding High Grade Ltd.
4.282% due 08/02/2049	776,047	8,495
4.372% due 08/02/2049 ~	285,269	3,196
4.910% due 08/02/2049	102,000	10
Education Funding Trust
3.557% due 02/01/2050	47,054	39,294
3.947% due 02/01/2050	30,125	29,919
4.108% due 02/01/2050	33,266	32,407
4.714% due 02/01/2050	33,266	31,877
EFS Volunteer LLC 5.208% due 10/25/2035 •	604	601
Ellington Loan Acquisition Trust
5.439% due 05/25/2037 ~	38,032	36,114
5.889% due 05/25/2037 •	717	688
5.889% due 05/25/2037 ~	1,174	1,099
5.989% due 05/25/2037 •	11,088	9,319
EMC Mortgage Loan Trust
5.129% due 05/25/2040 •	46	43
5.489% due 08/25/2040	210	199
5.489% due 11/25/2041 ~	28	25
Encore Credit Receivables Trust
5.079% due 07/25/2035 ~	7,865	7,644
5.289% due 10/25/2035	6,792	6,589
Equifirst Loan Securitization Trust 4.559% due 04/25/2037 ~	32,565	27,675
EquiFirst Mortgage Loan Trust
5.319% due 04/25/2035 ~	317	312
5.364% due 12/25/2034	15	15
5.394% due 04/25/2035 •	55	52
5.454% due 04/25/2035 •	1,904	1,742
5.889% due 12/25/2034	238	230
6.114% due 12/25/2034	756	715
6.189% due 04/25/2035 ~	1,990	1,686
6.864% due 12/25/2034	501	462
8.289% due 12/25/2034	982	954
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ	34	34
Fieldstone Mortgage Investment Trust
4.256% due 11/25/2036 ~	1,719	1,012
4.661% due 02/25/2036 ~	2,856	2,513
4.769% due 05/25/2036 ~	26,253	18,014
Finance America Mortgage Loan Trust 5.439% due 09/25/2033 ~	118	112
First Franklin Mortgage Loan Asset-Backed Certificates
5.214% due 05/25/2034 ~	2,072	2,010
6.099% due 05/25/2034 ~	80	73
First Franklin Mortgage Loan Trust
3.924% due 04/25/2035 ~	3,645	3,480
4.129% due 03/25/2036 ~	17,500	15,386
4.494% due 09/25/2036 ~	1,751	1,572
4.504% due 07/25/2036 ~	321	296
4.509% due 11/25/2036 ~	10,712	9,805
4.539% due 12/25/2036 ~	9,008	8,197

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.549% due 11/25/2036 ~		484	473
4.549% due 12/25/2037 •		15,965	14,207
4.599% due 12/25/2037		13,211	11,787
4.609% due 01/25/2038 •		299	160
4.669% due 12/25/2036 •		5,303	2,306
4.689% due 05/25/2036 •		1,907	1,796
4.689% due 08/25/2036 ~		12,800	11,882
4.699% due 09/25/2036 •		29,713	27,142
4.699% due 11/25/2036 ~		3,900	3,185
4.769% due 02/25/2036		13,375	12,167
4.959% due 02/25/2036		22,712	20,767
4.969% due 02/25/2036 •		6,982	6,906
5.094% due 11/25/2036		8,678	8,275
5.109% due 11/25/2035		20,808	19,091
5.169% due 09/25/2035 •		5,146	5,086
5.169% due 06/25/2036		12,069	11,656
5.214% due 06/25/2034 ~		2,129	2,105
5.259% due 09/25/2034 ~		371	371
5.289% due 07/25/2035 ~		6,655	6,515
5.339% due 07/25/2033 ~		3,638	3,497
5.364% due 05/25/2035 ~		27,735	26,569
5.394% due 09/25/2035 ~		12,600	11,604
5.514% due 12/25/2034		990	1,000
5.574% due 12/25/2034 ~		2,042	1,957
5.664% due 07/25/2034 ~		7,186	6,961
5.814% due 10/25/2034 ~		1,154	1,135
5.889% due 03/25/2034		211	192
6.189% due 09/25/2034		581	572
6.264% due 07/25/2034 •		241	236
6.864% due 03/25/2034		556	514
First Help Financial LLC 4.430% due 01/18/2028		23,115	22,575
Flagship Credit Auto Trust 4.760% due 05/17/2027		19,540	18,877
Fremont Home Loan Trust
4.519% due 11/25/2036		22,140	8,261
4.524% due 10/25/2036 ~		10,480	9,251
4.589% due 08/25/2036 ~		4,956	1,719
4.609% due 01/25/2037		24,147	11,031
4.709% due 08/25/2036		32,862	11,395
4.729% due 02/25/2036 ~		10,354	9,814
4.729% due 02/25/2037 ~		15,912	5,691
4.869% due 08/25/2036 ~		6,027	2,090
4.889% due 05/25/2036 ~		6,454	3,769
4.929% due 04/25/2036 •		31,349	27,134
5.064% due 01/25/2036 ~		44,985	32,290
5.319% due 06/25/2035 ^~		1,137	1,013
5.439% due 11/25/2034 •		4,262	3,972
5.544% due 06/25/2035 ~		17,148	13,430
Galaxy CLO Ltd. 5.049% due 10/15/2030 ~		4,000	3,912
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	80,969	52,809
GE-WMC Mortgage Securities Trust
4.469% due 08/25/2036 •		$3	1
4.649% due 08/25/2036 ~		3,085	2,827
Goal Structured Solutions Trust 5.039% due 09/25/2041		9,258	9,041
Greenpoint Manufactured Housing 7.834% due 06/08/2031 •		6,908	6,543
GSAA Home Equity Trust
4.509% due 05/25/2036 ~		5,987	1,488
4.529% due 03/25/2036		21	8
4.629% due 06/25/2036 ~		45,583	10,368
4.729% due 10/25/2036		38,621	10,709
4.729% due 02/25/2037 •		8,526	2,826
4.749% due 03/25/2036 •		20,891	7,850
4.749% due 05/25/2036 ~		17,415	4,442
4.829% due 05/25/2047		1,426	935
4.869% due 06/25/2036 ~		2,860	920
4.929% due 03/25/2036		15,816	8,437
5.029% due 04/25/2047 ~		11,652	5,626
5.089% due 08/25/2037 ~		2,535	2,448
5.124% due 06/25/2035 •		2,948	2,777
5.129% due 10/25/2035 ~		2,034	1,999
5.184% due 08/25/2035 ~		4,304	3,973
5.344% due 09/25/2035		173	118
5.364% due 06/25/2034		288	266
5.772% due 11/25/2036 ^		7,315	2,240
6.000% due 11/25/2037 ^		684	423
6.423% due 11/25/2036 þ		21,232	6,491
6.948% due 06/25/2036 þ		19,462	5,181
GSAMP Trust
3.312% due 11/25/2034 ~		2,002	1,913
3.354% due 10/25/2036 ^~		1,500	16
4.459% due 12/25/2036 ~		637	318

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.469% due 11/25/2036	1,007	488
4.479% due 01/25/2037	6,414	3,898
4.519% due 12/25/2046	5,372	2,897
4.529% due 11/25/2036 •	24,508	11,885
4.529% due 11/25/2036	19,259	9,287
4.559% due 12/25/2036	5,388	2,696
4.559% due 01/25/2037 •	1,852	1,773
4.569% due 11/25/2035	186	21
4.589% due 11/25/2036	13,753	6,669
4.659% due 03/25/2047	12,222	11,206
4.669% due 06/25/2036 •	7,715	7,367
4.669% due 08/25/2036	11,927	11,310
4.689% due 05/25/2046 ~	4,819	4,747
4.759% due 03/25/2047	2,000	1,490
4.839% due 06/25/2036 •	7,028	5,672
4.869% due 12/25/2035	479	478
4.869% due 06/25/2036 •	3,700	1,986
4.929% due 02/25/2036 •	13,757	12,737
5.034% due 11/25/2035 ^~	10,420	9,042
5.064% due 11/25/2035	125	117
5.169% due 07/25/2045 •	10,678	10,411
5.289% due 11/25/2035	3,179	2,957
5.334% due 11/25/2035 ~	4,016	3,384
5.364% due 03/25/2035 ^	3,401	3,085
5.439% due 06/25/2035	1,558	1,549
6.114% due 12/25/2034	8,191	7,873
Harley Marine Financing LLC 6.682% due 05/15/2043 «	45,248	41,515
Hildene TruPS Securitization Ltd. 6.425% due 05/22/2039 ~	2,506	2,455
Home Equity Asset Trust
4.217% due 10/25/2035	3,300	3,150
4.549% due 08/25/2036 •	366	363
4.859% due 01/25/2036	4,366	4,113
5.004% due 04/25/2036 ~	9	9
5.049% due 04/25/2036	7,052	6,159
5.094% due 04/25/2036 •	18,000	17,162
5.149% due 11/25/2032	128	107
5.216% due 06/25/2032 ^	901	878
5.289% due 11/25/2034 ~	18	18
5.334% due 11/25/2035 ~	7,552	7,042
6.939% due 03/25/2033 ~	1,902	1,777
Home Equity Mortgage Loan Asset-Backed Trust
4.549% due 11/25/2036 ~	10,826	9,269
4.549% due 07/25/2037	384	208
4.559% due 04/25/2037	3,655	2,548
4.579% due 07/25/2037 •	24,368	9,998
4.579% due 07/25/2037 ~	24,368	9,998
4.589% due 07/25/2037	16,439	8,904
4.609% due 04/25/2037	43,787	33,969
4.629% due 11/25/2036 ~	7,998	6,410
4.709% due 04/25/2037 •	9,896	8,385
4.769% due 06/25/2036	1,149	1,125
4.869% due 08/25/2036 ~	6,315	5,361
4.949% due 06/25/2036 ~	8,000	6,941
4.989% due 03/25/2036	22,021	19,792
5.049% due 03/25/2036	14,859	13,632
5.169% due 10/25/2035 ~	13,050	11,727
Hout Bay Corp.
4.422% due 07/05/2041	434,530	73,696
4.622% due 07/05/2041 ~	34,165	3,658
4.752% due 07/05/2041 ~	4,046	0
HSI Asset Loan Obligation Trust 4.486% due 12/25/2036 þ	8,534	2,879
HSI Asset Securitization Corp. Trust
4.489% due 10/25/2036	2,335	951
4.529% due 12/25/2036	13,615	11,450
4.529% due 01/25/2037 ~	50,586	39,805
4.579% due 04/25/2037	15,155	8,025
4.609% due 10/25/2036 •	15,909	6,510
4.649% due 04/25/2037 ~	6,105	3,245
4.709% due 10/25/2036 ~	8,236	3,381
4.709% due 05/25/2037	4,154	4,130
4.729% due 12/25/2036 ~	27,414	7,435
4.764% due 05/25/2037	2,200	2,101
4.869% due 10/25/2036	1,835	756
4.884% due 02/25/2036	6,723	6,310
4.914% due 02/25/2036	16,250	13,788
5.004% due 01/25/2036	4,530	4,262
IMC Home Equity Loan Trust 7.520% due 08/20/2028	9	9
IndyMac INDB Mortgage Loan Trust 4.709% due 07/25/2036	27,925	8,838
IXIS Real Estate Capital Trust
4.449% due 05/25/2037	5,487	1,425
4.549% due 05/25/2037 ~	33,031	8,578

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.689% due 01/25/2037	75,467	29,855
4.709% due 08/25/2036	62,088	17,630
4.789% due 03/25/2036 ^	10,691	5,554
4.909% due 08/25/2036	31,523	8,951
5.019% due 02/25/2036	221	232
5.334% due 02/25/2035 ~	728	713
JP Morgan Mortgage Acquisition Corp.
4.899% due 02/25/2036 ^~	5,223	5,076
4.929% due 03/25/2036 ~	39,867	36,359
4.974% due 01/25/2036 ~	14,000	13,201
5.034% due 05/25/2035	16,317	12,735
5.094% due 09/25/2035 ~	6,511	6,378
5.319% due 06/25/2035	16,467	14,918
5.364% due 12/25/2035	8,091	7,239
JP Morgan Mortgage Acquisition Trust
3.773% due 07/25/2036 ~	6,438	6,275
3.893% due 11/25/2036 ~	11,460	10,170
3.919% due 03/25/2047 •	111	71
4.072% due 11/25/2036 ~	1,791	1,694
4.442% due 10/25/2030 ^þ	1,195	664
4.442% due 01/25/2037 ^þ	12	7
4.609% due 08/25/2036 •	2,228	1,565
4.629% due 05/25/2037 ~	21,497	19,276
4.649% due 08/25/2036	8,408	8,111
4.659% due 07/25/2036 ~	24,285	20,167
4.794% due 07/25/2036 ~	19,865	19,228
4.824% due 05/25/2036 •	19,000	16,354
4.869% due 04/25/2036 ~	23,021	21,370
4.869% due 08/25/2036	18,743	13,261
6.330% due 07/25/2036 ^þ	5,209	1,577
6.910% due 07/25/2036 ^þ	7,428	2,245
Jupiter High-Grade CDO Ltd.
4.735% due 06/08/2042 •	34,500	4,875
5.005% due 06/08/2042 •	421,863	151,511
5.185% due 06/08/2042 •	44,531	6,729
5.335% due 06/08/2042 •	60,401	8,245
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	19,371	14,916
KGS-Alpha SBA COOF Trust 1.096% due 04/25/2038 « (a)	11,168	232
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,294	1,026
Lehman XS Trust
4.325% due 05/25/2037 þ	386	376
4.559% due 02/25/2037 ^	19,117	15,881
4.569% due 02/25/2037 •	13,221	11,736
4.709% due 05/25/2036 •	15,277	12,905
4.849% due 02/25/2037 ~	7,143	5,393
4.949% due 05/25/2036 •	1,854	1,856
5.139% due 10/25/2035	502	514
6.640% due 04/25/2036 þ	11,115	10,586
LendingClub Receivables Trust
3.500% due 02/15/2046	3,930	3,903
3.600% due 02/15/2046	3,746	3,710
3.750% due 10/15/2025	5,897	5,857
Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029	24,539	24,265
4.770% due 10/15/2029	20,654	20,179
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	23,064	22,655
Long Beach Mortgage Loan Trust
4.489% due 12/25/2036 •	14,584	5,542
4.499% due 11/25/2036 ~	7,119	2,213
4.549% due 12/25/2036 ~	2,858	1,964
4.559% due 12/25/2036 ~	35,013	13,342
4.569% due 09/25/2036	10,501	3,005
4.609% due 11/25/2036	10,352	3,231
4.619% due 12/25/2036	24,043	9,179
4.679% due 07/25/2036 ~	14,114	10,206
4.689% due 05/25/2036 ~	45,054	26,218
4.689% due 06/25/2036 ~	56,702	28,237
4.689% due 09/25/2036 ~	40,743	26,017
4.699% due 08/25/2036 ~	20,194	10,922
4.699% due 10/25/2036 •	45,531	25,681
4.709% due 08/25/2036	26,190	11,197
4.709% due 10/25/2036	22,337	7,143
4.709% due 05/25/2046	7,716	6,967
4.769% due 03/25/2046	27,223	10,037
4.789% due 01/25/2036 •	17,065	16,311
4.829% due 02/25/2036 •	12,713	12,273
4.869% due 08/25/2036	6,256	2,683
4.909% due 05/25/2036 •	15,322	4,879
4.989% due 01/25/2036 •	34,482	31,227
5.019% due 01/25/2046	49,945	45,991
5.034% due 11/25/2035 •	6,166	6,118
5.169% due 08/25/2035	505	493

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.184% due 06/25/2034	1,640	1,564
5.244% due 07/25/2034	1,628	1,547
5.514% due 07/25/2033	1,969	1,898
5.589% due 11/25/2034	4,283	3,808
5.619% due 06/25/2033 ~	2,900	2,809
Madison Avenue Manufactured Housing Contract Trust 7.639% due 03/25/2032 •	1,988	1,991
Madison Park Funding Ltd. 5.245% due 01/22/2028	22,946	22,728
Marble Point CLO Ltd. 5.523% due 01/20/2032 ~	4,200	4,094
Marlette Funding Trust 0.000% due 04/16/2029 «(g)	7	413
MASTR Asset-Backed Securities Trust
4.439% due 10/25/2036 •	39,169	12,760
4.439% due 01/25/2037 ~	35,035	10,139
4.489% due 08/25/2036 •	4,979	1,763
4.489% due 11/25/2036	318	104
4.489% due 01/25/2037 ~	33,283	9,632
4.509% due 10/25/2036 •	32,298	10,578
4.534% due 10/25/2036	55,813	21,130
4.534% due 01/25/2037 •	27,140	8,030
4.549% due 01/25/2037 ~	36,753	10,636
4.589% due 08/25/2036	10,496	3,263
4.589% due 10/25/2036 ~	7,918	4,177
4.589% due 11/25/2036 ~	13,964	8,517
4.599% due 05/25/2037	1,301	1,226
4.634% due 10/25/2036 ~	6,201	2,368
4.649% due 10/25/2036 ~	30,879	15,412
4.689% due 04/25/2036	26,080	6,954
4.689% due 08/25/2036 ~	21,765	7,959
4.689% due 05/25/2037 •	6,946	6,017
4.709% due 10/25/2036	3,158	1,666
4.789% due 04/25/2036	64,742	12,646
4.809% due 10/25/2036	4,099	2,162
4.809% due 11/25/2036 ~	19,311	6,342
4.869% due 06/25/2036	4,096	1,641
4.869% due 08/25/2036 ~	5,641	2,290
4.869% due 08/25/2036 •	42,778	14,260
4.909% due 06/25/2036 ~	1,829	1,649
4.959% due 01/25/2036 ~	198	193
4.969% due 01/25/2036	3,746	3,675
5.139% (US0001M + 0.750%) due 03/25/2035	11,081	10,446
5.139% due 10/25/2035 ^~	11,873	10,967
5.539% due 08/25/2037	19,841	16,456
9.039% due 05/25/2033 ~	3,721	3,506
MASTR Specialized Loan Trust
4.759% due 01/25/2037 ~	10,800	4,332
4.909% due 02/25/2036 •	2,173	2,067
Mercury CDO Ltd. 4.018% due 12/08/2040 ~	6,000	1,637
Merrill Lynch First Franklin Mortgage Loan Trust
4.729% due 04/25/2037 ~	2,885	1,147
4.729% due 05/25/2037	27,390	20,703
4.869% due 05/25/2037	48,370	36,677
4.889% due 04/25/2037 •	23,164	9,299
5.029% due 05/25/2037 ~	30,224	22,997
Merrill Lynch Mortgage Investors Trust
4.336% due 04/25/2037 ~	10,999	5,509
4.509% due 11/25/2037 •	3,912	1,384
4.534% due 08/25/2037 •	8,563	7,492
4.539% due 08/25/2037	373	347
4.589% due 07/25/2037 ~	3,833	979
4.629% due 08/25/2037	371	268
4.629% due 10/25/2037	20,969	3,569
4.689% due 08/25/2037 ~	3,050	2,914
4.689% due 11/25/2037	23,869	8,527
4.709% due 03/25/2037 ~	5,437	1,745
4.709% due 07/25/2037 •	3,279	1,962
4.719% due 03/25/2037	21,288	8,142
4.839% due 02/25/2047	25,519	15,434
4.989% due 12/25/2036	11,452	10,757
4.989% due 01/25/2037	2,284	2,067
5.079% due 08/25/2036 ~	125	126
5.109% due 05/25/2036	252	248
5.259% due 05/25/2036 ~	4,037	3,235
5.319% due 07/25/2035 ~	8,206	7,939
5.364% due 04/25/2036 ~	932	904
5.514% due 08/25/2036 ~	1,642	1,814
7.951% due 04/25/2035 ~	259	201
MESA Trust 7.241% due 11/25/2031 ^•	927	769
MF1 LLC 6.956% due 09/17/2037 ~	128,500	128,013
Mid-State Trust 4.864% due 07/15/2038	385	372

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

MMcapS Funding Ltd. 5.211% due 12/01/2035 ~	9,100	8,372
Morgan Stanley ABS Capital, Inc. Trust
4.449% due 05/25/2037 ~	382	334
4.489% due 10/25/2036 •	4,267	2,047
4.489% due 11/25/2036	1,638	988
4.499% due 03/25/2037 •	2,902	1,311
4.519% due 10/25/2036	15,439	13,599
4.519% due 12/25/2036 ~	45,098	28,577
4.519% due 01/25/2037 ~	22,371	11,083
4.529% due 10/25/2036 •	37,300	17,904
4.529% due 11/25/2036 •	2,782	1,389
4.529% due 05/25/2037 ~	8,983	7,342
4.539% due 10/25/2036	15,482	7,662
4.539% due 12/25/2036 ~	948	496
4.549% due 09/25/2036 •	233	105
4.569% due 02/25/2037 •	25,332	8,577
4.569% due 03/25/2037 ~	25,844	11,681
4.569% due 05/25/2037 •	12,235	10,732
4.589% due 02/25/2037 ~	9,259	4,515
4.589% due 05/25/2037	3,856	2,060
4.609% due 10/25/2036	1,316	632
4.609% due 11/25/2036 ~	11,274	5,632
4.619% due 10/25/2036	8,843	4,392
4.619% due 02/25/2037 ~	30,776	10,426
4.639% due 03/25/2037	42,979	19,435
4.639% due 05/25/2037 ~	10,599	9,308
4.649% due 09/25/2036	44,582	21,178
4.649% due 05/25/2037	8,150	5,742
4.669% due 08/25/2036	28,674	15,182
4.689% due 06/25/2036 ~	2,218	1,165
4.689% due 09/25/2036	14,049	5,390
4.709% due 03/25/2036 ~	5,879	5,800
4.709% due 09/25/2036	24,559	11,106
4.719% due 02/25/2037	7,666	3,739
4.849% due 09/25/2036 •	3,735	1,691
4.889% due 04/25/2036	14,453	13,525
4.889% due 08/25/2036	11,524	6,005
4.929% due 03/25/2036 •	5,578	5,340
4.989% due 12/25/2035 ~	12,427	11,371
5.009% due 12/25/2035 •	9,280	8,981
5.129% due 01/25/2034	3,946	3,779
5.199% due 04/25/2034 •	1,379	1,322
5.289% due 05/25/2034 •	3,535	3,380
5.319% due 07/25/2035 ~	5,309	5,102
5.379% due 06/25/2035	7,959	7,777
5.409% due 10/25/2033 •	347	340
5.449% due 09/25/2034 •	323	294
5.469% due 03/25/2033 ~	38	37
5.639% due 07/25/2037	14,010	11,663
6.289% due 02/25/2047 •	31,248	27,224
Morgan Stanley Capital, Inc. Trust
4.929% due 03/25/2036	86,288	69,920
4.944% due 01/25/2036 •	700	523
4.969% due 01/25/2036 ~	10,572	10,118
4.969% due 02/25/2036 ~	6,081	5,998
Morgan Stanley Dean Witter Capital, Inc. Trust
5.739% due 02/25/2033	377	370
5.964% due 11/25/2032 ~	151	150
Morgan Stanley Home Equity Loan Trust
4.489% due 12/25/2036 •	3,513	1,781
4.489% due 04/25/2037 ~	5,480	3,039
4.529% due 12/25/2036 ~	43,172	21,926
4.559% due 04/25/2037	9,288	5,087
4.709% due 04/25/2036	7,558	5,402
4.739% due 04/25/2037	19,556	10,883
4.899% due 02/25/2036	657	591
4.909% due 04/25/2036	11,523	8,271
5.379% due 05/25/2035 •	8,916	8,623
Morgan Stanley IXIS Real Estate Capital Trust
4.459% due 11/25/2036 •	8,216	2,871
4.499% due 11/25/2036	18,971	6,630
4.539% due 11/25/2036 ~	1,561	546
4.609% due 11/25/2036	20,841	7,287
4.689% due 07/25/2036 •	6,699	2,893
4.849% due 07/25/2036 ~	26,071	11,288
Morgan Stanley Mortgage Loan Trust
4.729% due 10/25/2036	2,293	710
4.849% due 02/25/2037 ~	2,969	810
5.109% due 04/25/2037	7,776	2,323
5.750% due 04/25/2037 ^	319	162
6.000% due 02/25/2037 ^	152	132
6.122% due 01/25/2047 þ	130	121
6.254% due 01/25/2047 þ	6,103	2,822
6.419% due 09/25/2046 ^ þ	14,025	3,378
6.465% due 09/25/2046 ^þ	3,807	1,459

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

6.604% due 09/25/2046 þ	9,782	2,358
Morgan Stanley Structured Trust
4.619% due 06/25/2037 ~	100	100
4.689% due 06/25/2037 •	39,975	36,036
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,573
Nationstar Home Equity Loan Trust
4.564% due 06/25/2037	343	334
4.619% due 03/25/2037 ~	63	62
4.639% due 06/25/2037 •	2,727	2,292
4.659% due 03/25/2037	3,067	2,933
4.669% due 03/25/2037 ~	5,542	5,012
4.749% due 09/25/2036	13,337	12,620
4.759% due 09/25/2036 ~	1,338	1,198
4.799% due 04/25/2037 ~	11,803	10,662
Navient Private Education Loan Trust 5.768% due 07/16/2040 •	25,871	25,515
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	391	352
3.238% due 11/15/2045 «	155,077	157,056
Navient Student Loan Trust 5.439% due 12/27/2066	1,801	1,772
New Century Home Equity Loan Trust
4.749% due 05/25/2036 •	658	640
4.833% due 11/25/2033 þ	111	89
5.124% due 10/25/2035 ~	35,480	29,260
5.129% due 08/25/2034 ~	114	109
5.154% due 02/25/2035	2,852	2,729
5.214% due 09/25/2035 ~	1,639	1,637
5.334% due 09/25/2035 •	1,650	1,600
5.454% due 11/25/2034 ~	32	32
Newcastle Investment Trust 0.000% due 05/01/2033 ~	48,598	51,020
Newcastle Mortgage Securities Trust
4.579% due 04/25/2037 ~	16,751	16,055
4.619% due 04/25/2037 •	1,566	1,533
4.729% due 04/25/2037 ~	14,485	13,244
4.889% due 04/25/2037 ~	7,785	6,263
5.109% due 03/25/2036	5,500	5,139
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.539% due 07/25/2036	29,447	26,484
4.809% due 11/25/2035 ~	2,011	1,982
4.824% due 03/25/2036 ~	368	359
4.869% due 03/25/2036 ~	4,024	3,716
5.019% due 02/25/2036 ~	2,125	1,921
5.049% due 11/25/2035 ~	9,479	8,930
NovaStar Mortgage Funding Trust
4.519% due 03/25/2037 •	99,960	66,686
4.569% due 09/25/2037	26,455	23,973
4.689% due 06/25/2036	1,319	1,014
5.079% due 01/25/2036 ~	2,300	2,059
5.304% due 10/25/2035 •	8,491	7,817
5.559% due 06/25/2035 ~	5,000	4,779
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032	325	322
5.410% due 11/15/2032	89	89
6.190% due 03/15/2023	23	22
7.945% due 03/15/2023	2,939	784
Option One Mortgage Loan Trust
4.509% due 03/25/2037	662	624
4.529% due 01/25/2037 •	19,975	13,392
4.529% due 01/25/2037	7,547	4,499
4.529% due 02/25/2037	30,120	17,425
4.529% due 03/25/2037	62,205	38,311
4.569% due 04/25/2037 ~	20,330	11,994
4.569% due 07/25/2037	4,969	2,816
4.579% due 07/25/2037	1,041	838
4.609% due 04/25/2037 ~	117,056	83,329
4.609% due 05/25/2037 ~	107,078	65,307
4.639% due 03/25/2037 •	5,076	2,501
4.689% due 05/25/2037 ~	5,358	2,950
4.699% due 04/25/2037	3,189	1,882
4.959% due 01/25/2036	54,206	37,388
4.989% due 01/25/2036	6,976	6,774
5.259% due 05/25/2035	2,941	2,381
5.289% due 01/25/2034 ~	1,473	1,385
5.814% due 11/25/2034	16	15
Option One Mortgage Loan Trust Asset-Backed Certificates
5.019% due 12/25/2035 •	4,065	3,849
5.049% due 12/25/2035 ~	8,709	6,850
5.079% due 11/25/2035 •	12,928	12,289
5.124% due 11/25/2035 •	5,889	4,925
5.244% due 10/25/2032	1,922	1,876
Ownit Mortgage Loan Trust
3.116% due 10/25/2035 þ	6,938	4,034
4.689% due 07/25/2037 ~	5,132	4,496

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.909% due 07/25/2037 ~	4,358	3,833
5.289% due 10/25/2036 ^~	3,143	2,879
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	51,142	49,122
4.970% due 01/15/2030	35,596	35,076
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.109% due 05/25/2035 •	10,142	9,808
5.124% due 08/25/2035 ~	96	92
5.124% due 09/25/2035 ~	3,227	3,090
5.214% due 07/25/2035 ~	12,000	11,005
5.319% due 05/25/2035	18,645	16,474
5.364% due 07/25/2035	5,000	3,810
5.394% due 06/25/2035 ~	6,274	5,874
5.424% due 05/25/2035	4,784	3,538
5.439% due 10/25/2034 •	5,605	5,488
5.439% due 06/25/2035 ~	4,641	3,788
5.559% due 03/25/2035	7,552	6,504
5.964% due 02/25/2035 ~	7,050	6,760
6.114% due 02/25/2035 ~	3,247	2,808
6.264% due 10/25/2034 ~	1,408	1,306
6.489% due 09/25/2034 ~	3,062	2,528
People's Financial Realty Mortgage Securities Trust 4.529% due 09/25/2036 ~	26,052	7,519
Popular ABS Mortgage Pass-Through Trust
4.884% due 07/25/2036	2,458	2,294
4.929% due 05/25/2036 ^~	3,682	3,289
5.259% due 02/25/2036 ~	1,312	1,180
5.917% due 04/25/2035 þ	66	61
RAAC Trust
4.739% due 11/25/2046 •	414	370
4.889% due 02/25/2037	3,096	2,869
4.969% due 05/25/2046	488	487
4.989% due 09/25/2045 ~	3,247	3,119
5.089% due 02/25/2046 ~	669	662
5.149% due 10/25/2046 ~	6,976	6,592
5.364% due 02/25/2046 ~	19,679	17,879
5.889% due 09/25/2047 ~	7,317	7,013
6.039% due 05/25/2039 •	1,886	1,864
Regatta Funding Ltd. 5.329% due 10/17/2030 ~	6,100	6,033
Renaissance Home Equity Loan Trust
3.894% due 08/25/2033 •	684	632
5.512% due 04/25/2037 þ	6,555	1,948
5.580% due 11/25/2036 þ	12,329	4,612
5.675% due 06/25/2037 ^ þ	3,891	1,201
5.744% due 06/25/2037 ^þ	137,503	42,936
5.906% due 06/25/2037 þ	23,928	7,679
6.115% due 08/25/2036 þ	12,997	5,553
6.203% due 06/25/2037 þ	23,512	8,021
7.750% due 09/25/2037 ^þ	30,573	14,334
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030	37,691	36,434
Residential Asset Mortgage Products Trust
4.233% due 12/25/2034 ~	566	457
4.462% due 10/25/2033 ~	2,499	2,413
4.493% due 08/25/2034 ~	597	570
4.536% due 04/25/2034 •	4,858	4,057
4.536% due 04/25/2034 ~	21	20
4.619% due 12/25/2036 ~	15,000	13,802
4.739% due 08/25/2036 •	464	447
4.739% due 10/25/2036 •	2,551	2,371
4.779% due 02/25/2037	8,613	7,771
4.829% due 12/25/2035 •	19,540	17,627
4.889% due 04/25/2034	4,122	4,017
4.914% due 07/25/2036 ~	1,328	1,226
4.929% due 02/25/2036	1,500	1,409
4.969% due 04/25/2034 •	2,991	2,918
4.989% due 02/25/2036 ~	3,392	3,342
5.089% due 12/25/2035 ~	24,629	22,333
5.199% due 07/25/2035 ~	6,500	6,216
5.259% due 02/25/2034 ~	820	805
5.259% due 10/25/2035 •	11,246	10,403
5.274% due 11/25/2035 ~	7,000	6,106
5.334% due 09/25/2035 •	10,000	9,625
5.334% due 10/25/2035	700	565
5.409% due 03/25/2035 •	7,416	7,295
5.439% due 04/25/2034 ^~	1,688	1,535
5.454% due 07/25/2035	9,791	9,579
5.484% (US0001M + 0.730%) due 05/25/2035	2,750	2,505
5.492% due 01/25/2035 þ	433	313
5.544% due 02/25/2035	5,704	5,499
5.548% due 12/25/2034 þ	215	191
5.589% due 01/25/2035 ^~	3,090	2,799
5.670% due 10/25/2034 þ	428	416
5.709% due 04/25/2034 ^•	2,821	2,539
6.294% due 02/25/2034 ~	370	325

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Residential Asset Securities Corp. Trust
4.083% due 01/25/2037		5,682	5,438
4.187% due 11/25/2036 ^~		72,494	63,068
4.336% due 04/25/2034 ~		1,194	1,135
4.599% due 04/25/2037 •		9,789	9,476
4.609% due 02/25/2037		7,023	6,670
4.629% due 10/25/2036 ~		24,189	23,162
4.649% due 07/25/2036 ~		272	271
4.669% due 07/25/2036 •		18,300	17,136
4.729% due 11/25/2036		9,305	8,642
4.729% due 04/25/2037 ~		43,479	40,739
4.899% due 04/25/2036 •		12,082	10,362
4.909% due 07/25/2036 ^		11,654	10,442
4.929% due 07/25/2036		11,402	9,871
4.949% due 04/25/2036 •		6,033	5,934
4.989% due 02/25/2036		5,306	5,189
5.004% due 11/25/2035 ~		17,900	16,890
5.019% due 12/25/2035 ~		159	158
5.049% due 10/25/2035		11,326	10,828
5.049% due 11/25/2035 ~		689	686
5.079% due 01/25/2036 •		2,011	1,999
5.094% due 09/25/2035		8,814	8,209
5.109% due 01/25/2036		2,200	2,120
5.127% due 01/25/2034 ~		1,415	1,383
5.229% due 09/25/2034 •		573	522
5.229% due 12/25/2034		1,156	1,143
5.259% due 11/25/2035		10,475	8,129
5.274% due 08/25/2035 ~		145	144
5.274% due 12/25/2035 ~		1,516	1,296
5.424% due 08/25/2035 •		4,230	3,931
5.439% due 07/25/2035 ~		1,660	1,655
5.980% due 09/25/2034		895	739
6.114% due 11/25/2034 ~		353	345
6.339% due 11/25/2034 •		802	751
6.864% due 11/25/2034 •		443	394
Residential Funding Mortgage Securities, Inc. Trust 4.519% due 05/25/2036 ~		91	90
Salomon Mortgage Loan Trust 4.798% due 11/25/2033 ~		53	52
Saxon Asset Securities Trust
1.624% due 11/25/2035		6,244	3,845
3.521% due 12/25/2033 ~		2,241	2,155
4.569% due 05/25/2037 •		25,312	18,047
4.629% due 10/25/2046		2,734	2,321
4.699% due 09/25/2037 •		12,033	11,319
5.064% due 11/25/2037 ~		13,698	12,960
5.109% due 11/25/2037		4,873	3,859
5.184% due 03/25/2031		148	126
5.364% due 12/26/2034 •		186	160
9.264% due 12/26/2034 ~		532	103
Securitized Asset-Backed Receivables LLC Trust
4.509% due 12/25/2036 ^~		470	108
4.549% due 11/25/2036 ^•		145	43
4.589% due 07/25/2036 ~		21,242	8,903
4.649% due 12/25/2036		7,909	7,167
4.669% due 07/25/2036 ~		12,165	10,017
4.669% due 08/25/2036		24,816	10,991
4.689% due 07/25/2036 •		21,190	8,881
4.689% due 09/25/2036 •		4,195	1,564
4.709% due 07/25/2036 ~		5,391	1,922
4.709% due 10/25/2036 •		66,810	23,800
4.709% due 11/25/2036		7,555	2,268
4.729% due 08/25/2036 ^~		11,431	3,734
4.789% due 12/25/2036 ~		71,657	27,443
4.869% due 07/25/2036		3,877	1,625
4.889% due 05/25/2036 ~		7,133	3,883
4.889% due 06/25/2036		18,743	11,965
4.969% due 12/25/2035 •		2,442	2,347
4.989% due 11/25/2035 ~		30,417	24,736
4.989% due 12/25/2035		13,341	8,295
5.034% due 10/25/2035 •		3,915	3,375
5.064% due 01/25/2035 ~		911	836
5.109% due 10/25/2035		963	839
5.349% due 01/25/2036 ^•		673	638
SG Mortgage Securities Trust
4.529% due 10/25/2036 •		18,565	15,738
4.849% due 07/25/2036 ~		8,207	1,918
5.094% due 10/25/2035 •		2,000	1,820
Sierra Madre Funding Ltd. 4.617% due 09/07/2039 ~		24,631	18,271
SLM Private Credit Student Loan Trust 5.039% due 12/15/2039 ~		407	385
SLM Student Loan Trust
1.943% due 10/25/2039	EUR	5,936	6,027
5.858% due 04/25/2023 ~		$9,289	9,270

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)	34	50,134
0.000% due 10/15/2058 «(g)	43	21,192
3.940% due 02/16/2055	344,189	318,459
4.436% due 09/15/2054 ~	3,381	3,249
4.550% due 02/16/2055	96,891	88,858
4.668% due 02/16/2055 ~	339,654	329,652
4.950% due 02/16/2055	24,146	21,884
5.370% due 10/15/2058	164,713	164,443
5.607% (SOFR30A + 1.800%) due 10/15/2058	252,561	250,768
5.950% due 02/16/2055	41,493	38,683
6.150% due 10/15/2058	53,459	53,283
6.580% due 10/15/2058	12,778	12,677
7.230% due 10/15/2058	35,988	35,353
SoFi Alternative Trust
0.000% due 02/15/2046 «(g)	950	33,467
1.170% due 02/15/2046	261,468	238,244
2.550% due 02/15/2046	51,395	44,543
5.059% due 05/16/2050 ~	100,591	96,918
5.297% due 06/15/2050 ~	171,974	164,386
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	3,767	3,595
5.339% due 01/25/2039 ~	268	267
Soundview Home Loan Trust
4.499% due 01/25/2037	680	493
4.499% due 02/25/2037	192	55
4.539% due 03/25/2037 ~	12,437	11,575
4.539% due 06/25/2037 ~	3,078	2,205
4.549% due 01/25/2037	34,361	24,898
4.559% due 07/25/2037 ~	1,680	1,416
4.559% due 08/25/2037 •	2,567	2,206
4.589% due 01/25/2037	66	66
4.589% due 06/25/2037	138,340	99,922
4.599% due 06/25/2037 •	6,809	4,878
4.629% due 01/25/2037 ~	14,954	10,836
4.669% due 06/25/2037	2,712	1,943
4.689% due 07/25/2036	8,660	8,562
4.689% due 01/25/2037 ~	11,976	10,963
4.729% due 11/25/2036	63,018	18,210
4.759% due 02/25/2037 ~	20,504	6,087
4.794% due 12/25/2036	13,050	12,611
4.849% due 06/25/2036	6,709	6,408
4.854% due 02/25/2036	14,131	12,854
4.869% due 07/25/2036 ~	9,800	8,644
4.889% due 10/25/2036 ~	27,183	25,781
4.889% due 11/25/2036 •	276	256
4.906% due 03/25/2036 ~	1,000	814
4.944% due 03/25/2036	14,893	14,158
5.079% due 12/25/2035	8,000	7,093
5.089% due 12/25/2035 ~	6,018	5,922
5.139% due 06/25/2035	17,750	15,687
5.154% due 08/25/2035 •	834	851
5.244% due 01/25/2035 ~	115	108
5.289% due 10/25/2037	2,058	1,607
5.364% (US0001M + 0.975%) due 08/25/2035	8,802	6,232
5.364% due 11/25/2035 •	3,946	3,761
5.689% due 11/25/2033 •	127	125
Specialty Underwriting & Residential Finance Trust
3.546% due 09/25/2037 •	16,049	5,669
3.663% due 06/25/2037 ~	3,711	1,840
3.837% due 09/25/2037 ~	22,826	19,913
4.629% due 03/25/2037	30,274	15,621
4.659% due 04/25/2037	2,631	1,904
4.669% due 11/25/2037	6,362	5,090
4.689% due 06/25/2037 ~	1,726	1,025
4.809% due 11/25/2037 •	6,532	3,787
5.559% due 12/25/2035 ~	3,021	2,920
Starwood Commercial Mortgage Trust
5.520% due 07/15/2038 ~	31,076	30,458
5.840% due 07/15/2038	25,170	24,393
6.040% due 07/15/2038 ~	10,070	9,806
6.390% due 07/15/2038 ~	13,000	12,448
6.790% due 07/15/2038 ~	12,125	11,491
7.140% due 07/15/2038 ~	2,500	2,322
Streeterville ABS CDO Ltd. 4.810% due 11/03/2040 •	27,343	13,972
Structured Asset Investment Loan Trust
4.519% due 07/25/2036 •	32,885	23,556
4.529% due 06/25/2036 ~	12,679	12,157
4.539% due 07/25/2036 ~	1,691	1,629
4.561% due 07/25/2036	35,104	20,824
4.989% due 01/25/2036 •	314	305
5.009% due 01/25/2036 ~	34,965	31,365
5.019% due 11/25/2035	3,704	3,578
5.066% due 09/25/2034 ~	180	172
5.089% due 04/25/2033 •	91	91

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.109% due 04/25/2033	265	257
5.109% due 04/25/2035 ~	1,033	1,007
5.109% due 07/25/2035 ~	11,947	11,344
5.109% due 10/25/2035	27,719	26,718
5.124% due 03/25/2035	825	820
5.124% due 09/25/2035 •	5,685	4,592
5.139% due 07/25/2035 •	1,662	1,592
5.154% due 08/25/2035	18,300	17,338
5.169% due 02/25/2035 ~	5,191	5,004
5.256% due 09/25/2034	21	21
5.289% due 04/25/2035 •	12,640	11,307
5.339% due 07/25/2033 •	986	938
5.339% due 07/25/2033	1	1
5.339% due 08/25/2033 ~	2,807	2,722
5.364% due 09/25/2034 ~	1	1
5.364% due 01/25/2035 ~	1,000	901
5.364% due 05/25/2035 ~	25,492	21,523
5.514% due 07/25/2033 ~	15	15
5.664% due 11/25/2034	5,203	4,918
5.889% due 11/25/2034 ~	3,511	3,448
6.114% due 10/25/2034 ~	185	178
6.114% due 11/25/2034	1,948	1,875
6.714% due 11/25/2034 ~	96	95
7.014% due 08/25/2033 ~	1	1
7.164% due 10/25/2033	132	133
7.389% due 06/25/2033 ~	83	80
7.389% due 11/25/2034	2,222	2,197
7.539% due 08/25/2033	1,046	963
Structured Asset Securities Corp.
4.132% due 02/25/2035 •	9,186	8,868
5.094% due 02/25/2035	3,778	3,573
5.139% due 02/25/2035 •	442	372
6.693% due 05/25/2031	3,145	2,534
Structured Asset Securities Corp. Mortgage Loan Trust
4.519% due 05/25/2036 ~	11,077	10,681
4.524% due 07/25/2036 •	7,482	7,377
4.529% due 08/25/2046	21,048	19,509
4.539% due 09/25/2036 ~	6,422	6,073
4.549% due 03/25/2036 ~	12,403	11,590
4.549% due 04/25/2036	9,683	9,451
4.549% due 01/25/2037 ~	19,585	18,651
4.609% due 10/25/2037	39,272	26,385
4.619% due 01/25/2037 ~	37,948	23,005
4.619% due 05/25/2047 •	2,057	1,979
4.629% due 01/25/2037 ~	2,062	1,922
4.639% due 09/25/2036	820	820
4.659% due 04/25/2036 ~	6,951	6,641
4.679% due 07/25/2036 •	32,865	30,934
4.679% due 07/25/2036 ^~	11,954	11,471
4.679% due 09/25/2036	62,675	58,116
4.699% due 05/25/2036 ~	22,505	21,337
4.749% due 03/25/2037 ~	3,857	1,601
4.809% due 02/25/2037	3,318	3,199
4.889% due 03/25/2037	16,769	6,992
4.889% due 11/25/2037 •	5,100	4,481
4.914% due 07/25/2036	2,757	2,576
4.989% due 12/25/2035 •	12,795	10,733
4.989% due 01/25/2037 ~	13,630	10,720
4.989% due 03/25/2037 •	5,774	2,415
5.009% due 12/25/2036 ~	35,465	21,492
5.009% due 02/25/2037	2,178	2,018
5.019% due 05/25/2035 ~	18	17
5.034% due 02/25/2036 •	314	310
5.064% due 04/25/2035	920	842
5.064% due 06/25/2035	3,806	3,545
5.094% due 02/25/2036 ~	12,034	11,660
5.184% due 02/25/2036	297	274
5.289% due 05/25/2035 ~	447	425
5.334% due 05/25/2035 •	115	108
5.364% due 05/25/2035 ~	3,853	3,740
5.379% due 05/25/2035 ~	87	81
5.389% due 08/25/2037 ~	3,304	3,261
5.394% due 11/25/2035 •	1,457	1,428
5.439% due 05/25/2035	677	619
5.439% due 08/25/2037	7,000	6,693
5.489% due 10/25/2037 ~	57,250	29,505
6.039% due 05/25/2035 •	35	33
6.489% due 11/25/2035 ~	3,000	2,868
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032	84	48
5.214% due 01/25/2035 ~	1,717	1,672
Structured Asset Securities Corp. Trust 5.079% due 09/25/2035 ~	10,191	9,641
Taberna Preferred Funding Ltd.
4.218% due 07/05/2035 ~	10,273	9,361
4.218% (US0003M + 0.470%) due 07/05/2035 ~	155	141

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Terwin Mortgage Trust
4.729% due 07/25/2037 •		2,197	2,099
5.009% due 04/25/2037 ~		15,805	14,760
5.189% due 09/25/2036 ~		10,395	4,613
6.639% due 10/25/2038		1,308	1,276
Theorem Funding Trust
1.850% due 02/15/2028		28,068	27,381
6.060% due 12/15/2028		57,812	56,868
Tikehau CLO DAC 2.478% (EUR003M + 1.100%) due 04/15/2032	EUR	1,300	1,360
Trapeza CDO Ltd.
4.031% due 04/06/2042 ~		$14,075	13,153
4.091% due 04/06/2042 ~		8,300	7,200
4.688% due 01/27/2040 ~		22,119	21,218
4.837% due 11/09/2042 ~		13,643	12,852
4.887% due 11/09/2042 •		14,000	12,023
Triaxx Prime CDO Ltd. 4.402% due 10/02/2039 ~		5,843	149
Tropic CDO Ltd.
4.369% due 07/15/2036 ~		18,566	17,832
4.399% due 07/15/2036 ~		29,273	27,824
Truman Capital Mortgage Loan Trust 4.649% due 03/25/2036 •		32	32
TruPS Financials Note Securitization Ltd. 5.900% due 03/30/2039 •		166,667	160,251
TSTAT Ltd. 4.854% due 07/20/2031		5,700	5,686
U.S. Capital Funding Ltd. 4.189% due 10/10/2040		35,369	32,727
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		11,704	11,227
Upstart Securitization Trust 1.310% due 11/20/2031		10,107	9,678
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		15,066	14,432
Wachovia Mortgage Loan Trust LLC 5.079% due 10/25/2035 ~		2,552	2,248
WaMu Asset-Backed Certificates WaMu Trust
4.499% due 04/25/2037 ~		44	17
4.539% due 01/25/2037 ~		33,714	28,897
4.559% due 07/25/2047		12,509	7,658
4.614% due 05/25/2037 •		34,230	31,182
4.629% due 05/25/2037 •		19,848	16,312
4.639% due 05/25/2037 ~		13,555	11,146
Washington Mutual Asset-Backed Certificates Trust
3.816% due 10/25/2036		127	48
3.816% due 10/25/2036 •		12,818	4,883
4.689% due 05/25/2036 ~		10,498	8,079
4.869% due 08/25/2036 •		8,475	4,998
Wells Fargo Home Equity Asset-Backed Securities Trust
4.619% due 04/25/2037 ~		10,223	9,880
4.679% due 07/25/2036 ~		5,396	5,277
4.709% due 07/25/2036 ~		6,795	6,383
4.809% due 03/25/2037 •		840	816
4.899% due 05/25/2036 ~		4,000	3,862
5.364% due 10/25/2034 •		207	207
6.939% due 11/25/2035 ~		12,883	11,690
Wells Fargo Mortgage-Backed Securities Trust 4.511% due 10/25/2036 ^		1,304	1,128

Total Asset-Backed Securities (Cost $14,003,206)			12,707,026

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		567,294	145,908
1.000% due 07/09/2029		36,438	9,747
1.400% due 03/25/2023	ARS	9,264,204	28,136
1.450% due 08/13/2023		25,000,794	74,535
1.500% due 07/09/2035 þ		$550,755	133,455
1.500% due 07/09/2046 þ		15,639	4,040
3.500% due 07/09/2041 þ		326,079	93,503
3.875% due 01/09/2038 þ		113,563	36,157
15.500% due 10/17/2026	ARS	2,847,058	2,201
16.000% due 10/17/2023		123,865	241
Autonomous City of Buenos Aires
72.479% (BADLARPP + 3.250%) due 03/29/2024 (a)		3,417,764	10,666
72.986% (BADLARPP + 3.750%) due 02/22/2028 (a)		1,089,226	3,108
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$3,500	2,978
Israel Government International Bond
3.800% due 05/13/2060		115,235	90,639
4.500% due 04/03/2120		48,000	42,349
Korea Development Bank 4.800% due 06/10/2023	IDR	780,100,000	49,761
Peru Government International Bond
5.350% due 08/12/2040	PEN	11,328	2,233

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

5.400% due 08/12/2034		13,380	2,830
5.940% due 02/12/2029		219,906	53,172
6.150% due 08/12/2032		11,424	2,652
6.350% due 08/12/2028		581,891	145,832
6.900% due 08/12/2037		8,414	1,994
6.950% due 08/12/2031		7,995	1,989
8.200% due 08/12/2026		585,476	161,501
Provincia de Buenos Aires 72.913% due 04/12/2025 (a)	ARS	941,356	2,597
Republic of Greece Government International Bond
2.000% due 04/22/2027 (l)	EUR	29,093	29,179
3.900% due 01/30/2033 (l)		46,724	47,826
4.000% due 01/30/2037 (l)		78,168	78,522
4.200% due 01/30/2042 (l)		33,323	35,553
Romania Government International Bond
1.750% due 07/13/2030		141,200	105,614
2.000% due 04/14/2033		56,994	39,242
2.125% due 03/07/2028		51,300	45,969
2.750% due 04/14/2041		66,000	39,840
2.875% due 04/13/2042		132,000	79,468
3.750% due 02/07/2034		59,420	47,626
Russia Government International Bond
4.250% due 06/23/2027 ^(d)		$188,400	65,940
4.375% due 03/21/2029 ^(d)		200	60
4.750% due 05/27/2026 ^		162,600	56,910
4.750% due 05/27/2026 ^(d)		1,600	560
4.875% due 09/16/2023 ^(d)		25,800	21,285
5.100% due 03/28/2035 ^(d)		5,600	1,848
5.250% due 06/23/2047 ^(d)		560,200	207,274
5.625% due 04/04/2042 ^(d)		405,400	257,429
5.875% due 09/16/2043 ^(d)		124,400	74,282
5.930% due 04/24/2024 (d)	RUB	30,965,796	130,161
7.150% due 11/12/2025 (d)		34,182,840	143,684
7.500% due 03/31/2030 ^(d)		$2,541	1,648
7.950% due 10/07/2026 (d)	RUB	13,227,572	55,601
12.750% due 06/24/2028 ^(d)		$7,900	6,177
Serbia Government International Bond
1.650% due 03/03/2033	EUR	78,100	51,000
3.125% due 05/15/2027		51,212	47,294
South Africa Government International Bond
7.750% due 02/28/2023	ZAR	720,000	42,398
10.500% due 12/21/2026		16,966,700	1,055,663
State Agency of Roads of Ukraine
6.250% due 06/24/2030 ^(d)		$255	46
6.250% due 06/24/2030		8,663	1,534
Turkey Government International Bond
4.250% due 03/13/2025		292,100	273,815
5.250% due 03/13/2030		258,921	209,079
6.125% due 10/24/2028		76,500	68,544
7.625% due 04/26/2029		253,315	239,658
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		25,400	25,794
Ukraine Government International Bond 4.375% due 01/27/2032 ^	EUR	27,571	5,497
United Kingdom Gilt
1.250% due 07/31/2051	GBP	38,360	25,079
1.500% due 07/22/2047		17,710	13,084
1.750% due 01/22/2049		35,420	27,433
3.250% due 01/22/2044		31,800	34,182
3.500% due 01/22/2045		30,370	33,838
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		$8,428	758
7.650% due 04/21/2025 ^(d)		40,703	3,562
8.250% due 10/13/2024 ^(d)		53,077	4,644
9.000% due 05/07/2023 ^(d)		23,441	2,051
9.250% due 09/15/2027 ^(d)		60,703	5,767
9.250% due 05/07/2028 ^(d)		75,546	6,799
11.750% due 10/21/2026 ^(d)		6,260	579
11.950% due 08/05/2031 ^(d)		64,700	6,147

Total Sovereign Issues (Cost $6,866,474)			4,858,167

		SHARES
COMMON STOCKS 0.3%
ENERGY 0.1%
Constellation Oil 'B' «(e)(k)		2,442,967	265
Noble Corp. PLC (e)		2,847,687	107,386

			107,651

FINANCIALS 0.2%
Credit Suisse Group AG		5,526,012	16,519

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Intelsat SA «(e)(k)	7,963,794	191,131

		207,650

HEALTH CARE 0.0%
NVHL SA 'A' «(e)(k)	8,220	5
NVHL SA 'D' «(e)(k)	8,220	6
NVHL SA 'E' «(e)(k)	8,220	6
NVHL SA 'F' «(e)(k)	8,220	6
NVHL SA 'G' «(e)(k)	8,220	6
NVHL SA 'H' «(e)(k)	8,220	6
NVHL SA 'I' «(e)(k)	8,220	6
NVHL SA 'J' «(e)(k)	8,220	6
NVHL SA. 'B' «(e)(k)	8,220	6
NVHL SA. 'C' «(e)(k)	8,220	6

		59

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC «(e)	5,549	0
Westmoreland Mining Holdings «(e)(k)	144,947	1,087

		1,087

Total Common Stocks (Cost $697,391)		316,447

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(e)	900,294	6,077

Total Rights (Cost $0)		6,077

WARRANTS 0.1%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(k)	3	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	588
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	827,738	6,208

		6,796

INFORMATION TECHNOLOGY 0.1%
Windstream Holdings LLC - Exp. 9/21/2055 «	5,118,377	103,616

Total Warrants (Cost $82,482)		110,412

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.7%
AGFC Capital Trust 5.829% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	59,289
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)	5,245,000	4,694
Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	92,300,000	80,127
4.000% due 12/01/2030 •(i)	10,500,000	8,369
5.000% due 12/01/2027 •(i)	9,000,000	7,528
5.375% due 06/01/2025 •(i)	19,434,000	19,074
Encina Private Credit LLC «	24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 «~(i)	87,500	8,812
Nationwide Building Society 10.250% ~	1,233,257	186,741
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	381,436,200	392,669
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)	60,004,000	52,692

		819,995

INDUSTRIALS 0.2%
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(i)	198,020,000	196,406

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Voyager Aviation Holdings LLC «		33,294	8,935

			205,341

Total Preferred Securities (Cost $1,244,753)			1,025,336

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
CBL & Associates Properties, Inc.		71,693	1,655
Uniti Group, Inc.		1,524,129	8,428
VICI Properties, Inc.		11,625,222	376,657

Total Real Estate Investment Trusts (Cost $161,465)			386,740

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
SHORT-TERM NOTES 0.0%
Russia Government International Bond 4.875% due 09/16/2023 ^(d)		$400	330

ARGENTINA TREASURY BILLS 0.2%
(10.057)% due 02/17/2023 - 09/18/2023 (f)(g)	ARS	55,138,200	231,551

ISRAEL TREASURY BILLS 0.1%
0.029% due 01/04/2023 (f)(g)	ILS	429,200	122,046

U.S. TREASURY BILLS 0.2%
3.763% due 01/31/2023 - 03/02/2023 (f)(g)(p)		$219,638	218,836

Total Short-Term Instruments (Cost $617,453)			572,763

Total Investments in Securities (Cost $161,545,483)			145,280,902

		SHARES
INVESTMENTS IN AFFILIATES 0.7%
COMMON STOCKS 0.3%
AFFILIATED INVESTMENTS 0.3%
Clear Channel Outdoor Holdings, Inc. (e)		50,862,666	53,406
iHeartMedia, Inc. 'A' (e)		9,028,024	55,341
iHeartMedia, Inc. 'B' «		12,214,441	67,387
Neiman Marcus Group Ltd. LLC «(k)		919,864	161,946
Sierra Hamilton Holder LLC «(k)		15,369,768	2

			338,082

Total Common Stocks (Cost $704,869)			338,082

SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		46,433,162	451,145

Total Short-Term Instruments (Cost $450,867)			451,145

Total Investments in Affiliates (Cost $1,155,736)			789,227

Total Investments 130.8% (Cost $162,701,219)			$146,070,129
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $(126,192))			(85,144)
Other Assets and Liabilities, net (30.7)%			(34,301,759)

Net Assets 100.0%			$111,683,226

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

ADLER Group SA 12.500% due 07/31/2025	12/22/2022	$2,077	$2,077	0.00%
Constellation Oil 'B'	06/10/2022	265	265	0.00
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 09/29/2021	90,106	68,244	0.06
Fidere Gestion De Vivienda 4.262% due 08/15/2023	10/31/2018	81,967	75,371	0.07
GHH Holdings Ltd.4.036% due 12/04/2024	10/10/2018	98,753	88,211	0.08
Hotel Ltd.4.206% due 02/07/2023	07/09/2018	71,550	65,217	0.06
Intelsat SA	06/19/2017 - 02/23/2022	612,233	191,131	0.17
Koala PPN 7.000% due 09/20/2032	06/24/2022	128,998	114,988	0.10
NVHL SA 'A'	03/09/2012	26	5	0.00
NVHL SA 'D'	03/09/2012	26	6	0.00
NVHL SA 'E'	03/09/2012	26	6	0.00
NVHL SA 'F'	03/09/2012	27	6	0.00
NVHL SA 'G'	03/09/2012	27	6	0.00
NVHL SA 'H'	03/09/2012	27	6	0.00
NVHL SA 'I'	03/09/2012	27	6	0.00
NVHL SA 'J'	03/09/2012	27	6	0.00
NVHL SA. 'B'	03/09/2012	27	6	0.00
NVHL SA. 'C'	03/09/2012	27	6	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	161,946	0.15
Oracle Corp.3.950% due 03/25/2051	03/22/2021	37,869	27,191	0.02
Oracle Corp.4.100% due 03/25/2061	03/22/2021 - 10/05/2021	47,545	31,443	0.03
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,070	1,087	0.00

$1,209,220	$827,232	0.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(0.750)%	09/21/2022	09/19/2024	EUR	(42,531)	$(45,373)
(0.500)	11/30/2022	09/19/2024	(19,167)	(20,500)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

DBL	(2.000)	11/02/2022	10/31/2024	(3,554)	(3,792)
(0.500)	12/01/2022	11/29/2024	(23,831)	(25,503)

Total Reverse Repurchase Agreements	$(95,168)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.6)%
Fannie Mae, TBA	4.000%	01/17/2038	$102,300	$(100,105)	$(99,738)
Ginnie Mae, TBA	3.000	02/01/2053	44,550	(39,869)	(39,708)
Uniform Mortgage-Backed Security, TBA	1.500	01/01/2053	32,175	(25,505)	(24,781)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2038	300	(271)	(267)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2053	21,400	(17,316)	(17,418)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2053	56,103	(48,514)	(47,518)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2053	1,787,547	(1,530,738)	(1,515,628)

Total Short Sales (1.6)%	$(1,762,318)	$(1,745,058)

(l)	Securities with an aggregate market value of $91,495 and cash of $300 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(188,137) at a weighted average interest rate of (1.232%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	2,515	$6,288	$(2,352)	$(7,629)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2,515	6,288	(2,042)	(216)

Total Written Options	$(4,394)	$(7,845)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	1,343	$275,420	$157	$0	$(210)
U.S. Ultra Treasury Note March Futures	03/2023	2,098	248,154	(2,223)	0	(131)

$(2,066)	$0	$(341)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	4,739	$(1,131,081)	$21,907	$533	$0
3-Month SOFR Active Contract December Futures	03/2025	2,457	(593,734)	6,742	0	(215)
3-Month SOFR Active Contract December Futures	03/2026	2,667	(645,547)	6,835	0	(267)
3-Month SOFR Active Contract June Futures	09/2024	3,094	(744,339)	10,538	78	0
3-Month SOFR Active Contract June Futures	09/2025	2,494	(603,486)	6,499	0	(249)
3-Month SOFR Active Contract March Futures	06/2024	4,111	(985,201)	16,405	308	0
3-Month SOFR Active Contract March Futures	06/2025	2,245	(542,981)	5,988	0	(224)
3-Month SOFR Active Contract March Futures	06/2026	2,497	(604,336)	6,309	0	(250)
3-Month SOFR Active Contract September Futures	12/2024	2,869	(692,146)	8,514	0	(108)
3-Month SOFR Active Contract September Futures	12/2025	2,038	(493,272)	5,217	0	(204)
Australia Government 10-Year Bond March Futures	03/2023	11,965	(942,384)	52,710	1,815	(726)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	1,385	(15)	1,111	0	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	1,385	(8,465)	(7,103)	667	(1,453)
U.S. Treasury 5-Year Note March Futures	03/2023	317	(34,214)	(5)	27	0
U.S. Treasury 10-Year Note March Futures	03/2023	92,968	(10,440,016)	83,671	13,073	0
U.S. Treasury Long-Term Bond March Futures	03/2023	21,145	(2,650,394)	16,361	3,304	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	15,493	(2,080,904)	7,095	7,747	0

$248,794	$27,552	$(3,696)

Total Futures Contracts	$246,728	$27,552	$(4,037)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Motors Co.	(5.000)%	Quarterly	12/20/2026	1.964%		$5,400	$(580)	$(6)	$(586)	$0	$0
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	0.659		2,200	(304)	164	(140)	0	(1)

							$(884)	$158	$(726)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	1.128%	EUR	25,700	$567	$(729)	$(162)	$0	$(29)
AT&T, Inc.	1.000	Quarterly	06/20/2023	0.674		$25,600	32	17	49	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.867		21,900	278	(242)	36	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.967		2,400	31	(28)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998		14,600	241	(235)	6	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.022		2,300	26	(27)	(1)	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	1.069		6,900	(69)	53	(16)	0	(2)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.746	EUR	51,400	62	94	156	8	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709		$115,300	418	(216)	202	9	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847		27,600	17	34	51	1	0
Boeing Co.	1.000	Quarterly	12/20/2024	1.077		27,630	(424)	395	(29)	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2026	1.265		7,750	(47)	(15)	(62)	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		56,900	(257)	(321)	(578)	24	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.357		30,200	(1,551)	1,137	(414)	2	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	2.622		8,400	(68)	363	295	0	(19)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.780		2,400	(120)	222	102	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2025	3.222		300	(22)	34	12	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.109		12,900	(79)	34	(45)	6	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	1.232		7,200	53	(110)	(57)	0	(8)
Ford Motor Co.	5.000	Quarterly	12/20/2024	2.646		24,300	2,324	(1,230)	1,094	14	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	3.212		6,700	744	(370)	374	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	3.379		8,800	1,089	(592)	497	7	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	3.542		16,700	1,581	(648)	933	12	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	1.579		6,600	516	(398)	118	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	2.338		20,100	1,011	(223)	788	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	2.457		31,300	2,065	(544)	1,521	11	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	2.648		59,800	4,767	(1,488)	3,279	0	(12)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	2.775		20,000	758	459	1,217	7	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	2.923		21,300	2,034	(654)	1,380	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	3.033		13,400	1,508	(589)	919	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	3.169		47,500	4,548	(1,213)	3,335	8	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

General Electric Co.	1.000	Quarterly	12/20/2023	0.438	72,800	1,061	(642)	419	11	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801	60,700	537	(127)	410	0	(31)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	31,200	370	(212)	158	3	0
General Motors Co.	(5.000)	Quarterly	12/20/2026	1.964	33,000	6,281	(2,700)	3,581	5	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	1.119	11,700	(116)	70	(46)	6	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473	EUR	9,500	(684)	342	(342)	0	(13)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.767	36,900	(3,945)	2,059	(1,886)	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.993	77,200	(2,940)	(2,154)	(5,094)	0	(31)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	3.161	261,700	(12,603)	(8,379)	(20,982)	0	(14)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	3.357	45,500	(4,035)	(347)	(4,382)	0	(40)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.979	$13,300	302	(288)	14	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009	62,700	1,471	(1,467)	4	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.073	36,800	(45)	(47)	(92)	0	(14)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123	33,800	(401)	232	(169)	2	0

$7,286	$(20,690)	$(13,404)	$156	$(231)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$(691)	$(2,668)	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$15,895	$(553)	$571	$18	$3	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	55,420	108	(131)	(23)	0	(7)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	187,179	(466)	209	(257)	11	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	73,015	(348)	47	(301)	9	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	217,028	(25,440)	15,131	(10,309)	139	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	1	(47)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,574,120	(63,048)	2,129	(60,919)	0	(76)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	587	(900)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	579,850	(48,140)	14,466	(33,674)	0	(31)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	8,190	755	(549)	206	0	(1)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	13,108	1,255	(868)	387	2	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	736,164	7,708	15,178	22,886	80	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	302,148	21,900	(12,538)	9,362	0	(49)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	1,769,209	19,719	20,292	40,011	15	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	9,294,420	(254,570)	326,812	72,242	0	(1,397)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(30)	32	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	927,730	(1,085)	11,180	10,095	15	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	2,517,800	3,273	17,779	21,052	99	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	282,500	(10,141)	6,231	(3,910)	168	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	329,600	(13,108)	17,316	4,208	842	0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	611,100	1,009	3,473	4,482	666	0

$(362,645)	$437,286	$74,641	$2,049	$(1,561)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	556,500	$53,879	$110,809	$164,688	$418	$0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		285,900	31,835	16,867	48,702	164	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		126,300	3,484	62,204	65,688	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		126,300	(69,171)	3,483	(65,688)	236	(236)
Pay	1-Day GBP-SONIO Compounded-OIS	1.096	Annual	02/14/2052		62,400	(736)	(31,559)	(32,295)	0	(104)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		29,900	(366)	(15,362)	(15,728)	0	(49)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		29,900	(367)	(15,083)	(15,450)	0	(50)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		59,900	(784)	(29,182)	(29,966)	0	(100)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		657,550	993	393,167	394,160	1,022	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		4,400	922	471	1,393	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	38,597	23,514	1,595	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	0	(4,801)	(4,801)	0	(289)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	1,870	85,031	86,901	4,655	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/15/2029		1,037,000,000	10,945	350,865	361,810	20,295	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		154,460,000	1,850	46,598	48,448	4,569	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		82,420,000	24,036	53,871	77,907	5,503	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		12,000,000	0	7,982	7,982	810	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$4,973,600	(348)	74,386	74,038	2,551	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		2,485,600	266	36,567	36,833	902	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,948,100	24,790	46,482	71,272	1,843	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,401,600	301	33,110	33,411	1,349	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		192,700	(350)	(16,961)	(17,311)	0	(372)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		324,900	(668)	(23,837)	(24,505)	0	(630)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027		306,100	(972)	(27,047)	(28,019)	0	(608)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		228,000	(788)	(18,426)	(19,214)	0	(451)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		230,500	(798)	(18,765)	(19,563)	0	(459)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,065,410	101,423	154,283	255,706	3,646	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		716,600	18,002	45,946	63,948	1,082	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		424,700	13,619	24,290	37,909	867	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027		475,000	(1,894)	(29,615)	(31,509)	0	(954)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		326,200	(1,337)	(18,556)	(19,893)	0	(654)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		323,400	(1,618)	(14,707)	(16,325)	0	(643)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		284,000	(1,420)	(10,315)	(11,735)	0	(578)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		143,650	(738)	(3,912)	(4,650)	0	(292)
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		468,710	0	28,604	28,604	979	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027		1,339,200	(10,095)	(44,162)	(54,257)	0	(2,760)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		451,470	0	27,143	27,143	943	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		1,290,000	(9,384)	(41,723)	(51,107)	0	(2,659)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		288,500	(2,020)	(8,687)	(10,707)	0	(594)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		289,400	(682)	813	131	596	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		386,810	27,867	2,828	30,695	569	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		53,800	(128)	(5,972)	(6,100)	0	(132)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		240,700	(644)	(23,347)	(23,991)	0	(597)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029		196,100	(512)	(15,826)	(16,338)	0	(489)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		316,880	18,379	32,645	51,024	611	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		614,570	28,911	69,970	98,881	1,586	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		4,866,020	304,944	250,161	555,105	12,451	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		454,990	26,121	25,839	51,960	857	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		143,100	(902)	(4,259)	(5,161)	0	(374)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		142,900	(897)	(3,817)	(4,714)	0	(373)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		1,486,995	138,396	10,561	148,957	2,942	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		182,700	(685)	(26,627)	(27,312)	0	(645)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		161,950	(577)	(22,051)	(22,628)	0	(572)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		172,450	(638)	(24,173)	(24,811)	0	(609)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		60,600	(285)	(8,352)	(8,637)	0	(214)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		651,050	(3,216)	(87,642)	(90,858)	0	(2,286)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		324,550	(1,671)	(42,120)	(43,791)	0	(1,140)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		54,500	578	4,629	5,207	191	0
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032		185,100	1,758	14,888	16,646	649	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		44,875	3,167	5,469	8,637	154	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,031,480	(91,322)	(107,649)	(198,972)	0	(2,690)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		413,273	36,937	25,219	62,155	1,075	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,301,120	(61,025)	(134,121)	(195,145)	0	(4,509)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032		56,000	(773)	(3,271)	(4,044)	0	(195)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032		56,000	(784)	(3,212)	(3,996)	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		215,300	(1,798)	(7,414)	(9,212)	0	(746)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		115,900	(545)	97	(448)	396	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032		57,400	(250)	1,274	1,024	195	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		2,224,810	270,913	20,074	290,987	6,402	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,400	13,430	1,796	15,226	267	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	178,604	21,144	199,748	3,574	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	1,691,200	36	(5,738)	(5,702)	0	(4)
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	(4,384)	(4,384)	0	(3)
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	(1,413)	(1,413)	0	(1)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		14,497,400	(44,891)	(93,269)	(138,160)	0	(88)
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		703,100	0	425	425	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		467,500	0	271	271	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		1,210,800	0	606	606	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		580,800	0	287	287	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		1,208,400	0	573	573	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		2,472,800	0	642	642	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		306,300	0	75	75	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		1,236,300	0	258	258	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		3,104,500	0	645	645	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		2,472,800	0	446	446	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		4,063,700	0	752	752	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		232,000	0	(1,438)	(1,438)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		154,200	0	(944)	(944)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		190,800	0	(1,026)	(1,026)	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		521,200	0	(1,493)	(1,493)	2	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		866,500	0	(2,212)	(2,212)	3	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		435,900	0	(1,012)	(1,012)	2	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		427,100	0	(985)	(985)	2	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		872,100	0	(1,959)	(1,959)	3	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		280,100	0	(2,065)	(2,065)	2	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		141,400	0	(1,023)	(1,023)	1	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		141,500	0	(1,012)	(1,012)	1	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		72,600	0	(344)	(344)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		314,300	0	(1,462)	(1,462)	2	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		750,900	0	(2,863)	(2,863)	4	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(15,870)	(6,638)	0	(290)
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(49,451)	(10,135)	0	(629)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(12,721)	(4,509)	0	(225)
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(4,417)	(446)	0	(80)
Receive	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	3,806	4,726	55	0
Receive	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	88,464	102,677	1,168	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		202,500	676	1,543	2,219	103	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		15,705,300	(117,750)	(463,479)	(581,229)	0	(9,015)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	01/26/2024		306,100	(344)	(13,765)	(14,109)	0	(198)
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		463,700	(748)	(20,274)	(21,022)	0	(285)
Pay(7)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		682,700	(847)	(21,727)	(22,574)	0	(326)
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	11/05/2024		820,000	17,093	52,191	69,284	1,040	0
Receive	3-Month USD-LIBOR	0.600	Semi-Annual	12/14/2024		3,976,455	60,613	255,073	315,686	5,573	0
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/14/2024		10,241,100	3,768	789,752	793,520	14,274	0
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	12/14/2024		10,221,000	(17,191)	789,682	772,491	14,167	0
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	12/18/2024		1,460,000	13,856	108,145	122,001	2,207	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		290,050	(399)	31,822	31,423	438	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		5,706,900	(105,954)	(585,220)	(691,174)	0	(10,041)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		670,750	(10,308)	81,902	71,594	1,135	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		415,700	(935)	(42,118)	(43,053)	0	(608)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		246,000	(526)	(23,011)	(23,537)	0	(346)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027		152,500	(313)	(14,275)	(14,588)	0	(213)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		287,000	(32,664)	3,346	(29,318)	0	(390)
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		309,600	(813)	(30,600)	(31,413)	0	(454)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		215,100	0	22,643	22,643	294	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		146,200	(238)	(14,743)	(14,981)	0	(199)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		956,100	(104,274)	11,556	(92,718)	0	(1,297)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		761,430	0	79,890	79,890	1,158	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		3,045,800	(10,480)	(278,849)	(289,329)	0	(4,587)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		301,850	(32,849)	3,940	(28,909)	0	(456)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		709,700	0	71,756	71,756	1,081	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		2,839,700	(10,680)	(247,090)	(257,770)	0	(4,283)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		528,800	0	54,040	54,040	826	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		1,763,000	(44,914)	(118,503)	(163,417)	0	(2,731)
Receive	3-Month USD-LIBOR	0.450	Semi-Annual	03/30/2027		250,200	12,359	22,761	35,120	440	0
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	12/18/2027		467,500	(353)	73,750	73,397	845	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		147,600	(301)	20,503	20,202	259	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		4,543,974	(253,413)	(527,746)	(781,159)	0	(8,995)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		114,500	0	14,953	14,953	218	0
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		473,000	0	61,008	61,008	898	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		144,696	0	18,991	18,991	278	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		226,300	(450)	(30,163)	(30,613)	0	(457)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		1,382,211	(2,820)	(178,782)	(181,602)	0	(2,909)
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		224,400	(530)	31,360	30,830	471	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		168,023	0	22,233	22,233	311	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		611,000	(1,791)	(71,975)	(73,766)	0	(1,125)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		86,750	(197)	(11,241)	(11,438)	0	(158)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		120,300	(277)	(14,803)	(15,080)	0	(218)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		144,450	(372)	(17,723)	(18,095)	0	(265)
Receive	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2030		1,390,000	7,209	292,628	299,837	2,747	0
Receive	3-Month USD-LIBOR	0.711	Semi-Annual	07/28/2030		129,300	(944)	28,347	27,403	261	0
Receive	3-Month USD-LIBOR	0.678	Semi-Annual	07/29/2030		122,100	(881)	27,007	26,126	247	0
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2030		119,100	(893)	26,416	25,523	247	0
Receive	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2030		150,000	0	31,690	31,690	339	0
Receive	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2030		150,000	0	31,281	31,281	338	0
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2030		150,000	12,469	21,379	33,848	321	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		219,500	709	42,719	43,428	500	0
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/18/2030		757,500	32,293	132,863	165,156	1,641	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		177,700	0	35,029	35,029	366	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	04/12/2031		888,400	(5,418)	(155,479)	(160,897)	0	(1,827)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	05/10/2031		249,975	0	47,719	47,719	538	0
Pay	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031		999,900	(78)	(176,286)	(176,364)	0	(2,151)
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	05/11/2031		156,000	0	29,185	29,185	341	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/11/2031		1,000,000	4,671	(177,258)	(172,587)	0	(2,182)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/12/2031		1,000,000	4,663	(177,245)	(172,582)	0	(2,181)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		7,602,290	(721,581)	(994,200)	(1,715,781)	0	(18,013)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		243,400	13,920	40,936	54,856	455	0
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		235,600	(1,048)	42,217	41,169	488	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		118,500	(270)	21,956	21,686	247	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		178,300	190	32,569	32,759	372	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		288,000	(1,411)	53,106	51,695	684	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		172,500	(5,262)	(25,822)	(31,084)	0	(391)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		172,200	(4,734)	(25,854)	(30,588)	0	(370)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		115,100	(328)	(20,159)	(20,487)	0	(251)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		116,200	(3,109)	(17,491)	(20,600)	0	(254)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		115,350	(1,188)	(17,445)	(18,633)	0	(263)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		144,550	(2,581)	(21,797)	(24,378)	0	(329)
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		109,000	(395)	(16,940)	(17,335)	0	(203)
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		43,400	271	5,863	6,134	84	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032		72,300	329	9,802	10,131	172	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		262,800	(31,341)	(5,634)	(36,975)	0	(650)
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		5,207,200	(42,978)	856,591	813,613	12,135	0
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	03/12/2050		1,085,000	8,587	498,094	506,681	4,971	0
Receive	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		1,343,300	6,009	619,042	625,051	6,103	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		3,900	845	816	1,661	21	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		66,100	9,691	15,441	25,132	361	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,516,800	628,180	825,638	1,453,818	19,667	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		148,100	(3,068)	49,791	46,723	704	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		28,900	(897)	(8,119)	(9,016)	0	(134)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		28,900	(550)	(8,180)	(8,730)	0	(135)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/15/2052		75,000	7,800	27,079	34,879	339	0
Receive	3-Month USD-LIBOR	0.975	Semi-Annual	06/17/2052		97,800	10,595	35,288	45,883	439	0
Receive	3-Month USD-LIBOR	1.025	Semi-Annual	06/22/2052		75,000	8,238	26,240	34,478	338	0
Receive	3-Month USD-LIBOR	1.035	Semi-Annual	06/28/2052		48,500	5,327	16,846	22,173	218	0
Receive	3-Month ZAR-JIBAR	7.710	Quarterly	11/23/2025	ZAR	2,022,100	(16)	337	321	102	0
Pay	3-Month ZAR-JIBAR	5.065	Quarterly	02/09/2026		5,206,400	(301)	(24,157)	(24,458)	0	(390)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	(187,151)	8,179	182	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(27,311)	1,366	30	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(34,687)	875	0	(98)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	(48,792)	(14,740)	0	(452)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	(40,491)	(8,445)	0	(82)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	(706)	(832)	8	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	(59,044)	(49,308)	0	(1,164)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	38,900	0	1,521	1,521	20	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		38,100	0	2,359	2,359	27	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		143,000	(496)	(6,180)	(6,676)	0	(91)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	0	1,298	1,298	14	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	419,682	420,631	9,311	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	77,670	77,724	1,189	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	0	3,095	3,095	37	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	34,841	34,841	365	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	56,223	56,223	627	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	28,778	28,778	338	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	0	2,267	2,267	27	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		9,900	0	1,259	1,259	15	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(1,113)	(22,841)	(23,954)	0	(563)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(525)	(9,947)	(10,472)	0	(240)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(3,232)	(43,951)	(47,183)	0	(984)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(1,792)	(43,592)	(45,384)	0	(1,107)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(883)	(20,912)	(21,795)	0	(523)
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(1,194)	(47,931)	(49,125)	0	(2,068)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	27,896	(153,149)	(125,253)	0	(34,095)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	65,190	65,501	1,064	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	5,259	(38,684)	(33,425)	0	(9,300)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	116,483	96,654	1,441	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	27,233	27,233	355	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	27,237	27,237	357	0
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	27,362	27,362	366	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030	120,000	0	27,535	27,535	372	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030	120,000	0	27,535	27,535	375	0
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030	120,000	0	27,099	27,099	378	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030	120,000	0	27,614	27,614	396	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	1,288,400	119,066	223,951	343,017	6,245	0
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	1,196,100	(132,133)	(27,538)	(159,671)	0	(6,303)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050	62,400	(343)	(1,062)	(1,405)	0	(703)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050	626,000	(58,467)	358,015	299,548	4,660	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	2,557,071	10,675	1,079,256	1,089,931	19,907	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	400	(129)	(47)	(176)	0	(3)
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	1,739,200	4,194	51,682	55,876	2,382	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023	1,673,100	(345)	(44)	(389)	0	(23)
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023	44,600,000	78,517	(87,563)	(9,046)	0	(542)
Receive	28-Day MXN-TIIE	6.475	Lunar	02/20/2023	2,060,000	0	755	755	51	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023	2,040,000	0	(1,568)	(1,568)	0	(70)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023	4,080,000	0	(3,111)	(3,111)	0	(140)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	14,288,800	14	(10,854)	(10,840)	0	(486)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023	2,002,100	0	(1,516)	(1,516)	0	(68)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023	2,040,000	0	(1,544)	(1,544)	0	(69)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	7,393,200	(12)	(5,648)	(5,660)	0	(247)
Receive	28-Day MXN-TIIE	4.430	Lunar	03/09/2023	940,000	0	730	730	32	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/09/2023	4,065,000	0	(3,120)	(3,120)	0	(136)
Pay	28-Day MXN-TIIE	4.600	Lunar	03/09/2023	547,000	0	(413)	(413)	0	(18)
Receive	28-Day MXN-TIIE	6.413	Lunar	03/09/2023	1,670,000	0	886	886	38	0
Receive	28-Day MXN-TIIE	6.420	Lunar	03/15/2023	5,235,000	0	2,866	2,866	130	0
Receive	28-Day MXN-TIIE	6.441	Lunar	03/15/2023	4,830,000	0	2,631	2,631	119	0
Receive	28-Day MXN-TIIE	6.498	Lunar	03/15/2023	2,000,000	0	1,076	1,076	49	0
Receive	28-Day MXN-TIIE	6.520	Lunar	03/15/2023	1,400,000	0	749	749	34	0
Receive	28-Day MXN-TIIE	6.543	Lunar	03/15/2023	3,400,000	0	1,810	1,810	82	0
Receive	28-Day MXN-TIIE	6.562	Lunar	03/15/2023	4,485,000	0	2,376	2,376	107	0
Receive	28-Day MXN-TIIE	6.590	Lunar	03/15/2023	2,060,000	0	1,084	1,084	49	0
Receive	28-Day MXN-TIIE	6.595	Lunar	03/15/2023	3,010,000	0	1,583	1,583	72	0
Pay	28-Day MXN-TIIE	6.960	Lunar	03/17/2023	4,350,000	0	(2,096)	(2,096)	0	(95)
Pay	28-Day MXN-TIIE	6.270	Lunar	03/21/2023	1,000,000	0	(568)	(568)	0	(26)
Pay	28-Day MXN-TIIE	6.360	Lunar	03/22/2023	100,000	0	(56)	(56)	0	(3)
Pay	28-Day MXN-TIIE	6.280	Lunar	03/23/2023	3,335,000	0	(1,896)	(1,896)	0	(86)
Pay	28-Day MXN-TIIE	6.022	Lunar	03/24/2023	5,800,000	9,697	(13,179)	(3,482)	0	(158)
Pay	28-Day MXN-TIIE	5.930	Lunar	03/27/2023	1,915,000	0	(1,504)	(1,504)	0	(49)
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023	950,000	0	(757)	(757)	0	(24)
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023	13,785,730	0	5,462	5,462	154	0
Pay	28-Day MXN-TIIE	5.730	Lunar	04/03/2023	1,320,000	0	(1,074)	(1,074)	0	(34)
Pay	28-Day MXN-TIIE	5.790	Lunar	04/04/2023	1,350,000	0	(1,094)	(1,094)	0	(34)
Pay	28-Day MXN-TIIE	4.660	Lunar	10/11/2023	755,000	0	(2,025)	(2,025)	0	(16)
Receive	28-Day MXN-TIIE	4.565	Lunar	12/07/2023	355,000	0	1,119	1,119	12	0
Receive	28-Day MXN-TIIE	4.570	Lunar	12/07/2023	350,000	0	1,102	1,102	12	0
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024	1,320,000	0	3,299	3,299	56	0
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024	2,640,000	(6,398)	12,953	6,555	111	0
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024	2,100,000	0	5,208	5,208	89	0
Receive	28-Day MXN-TIIE	7.170	Lunar	03/15/2024	7,700,000	11,073	5,320	16,393	302	0
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024	1,450,000	0	(3,551)	(3,551)	0	(62)
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024	225,000	0	(544)	(544)	0	(10)
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024	1,350,000	0	(3,971)	(3,971)	0	(58)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	3,812,100	0	4,755	4,755	108	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024	1,598,100	0	2,006	2,006	45	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024	1,031,100	0	1,233	1,233	29	0
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024	2,460,000	0	10,558	10,558	106	0
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024	590,000	0	(2,542)	(2,542)	0	(25)
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024	1,180,000	0	3,595	3,595	40	0
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024	700,000	0	(1,974)	(1,974)	0	(23)
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024	495,000	0	(1,368)	(1,368)	0	(16)
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024	580,000	0	(2,644)	(2,644)	0	(24)
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024	1,140,000	0	(5,187)	(5,187)	0	(48)
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024	555,000	0	2,723	2,723	31	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025	6,500,000	20,410	(30,535)	(10,125)	0	(426)
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025	1,070,000	0	3,642	3,642	82	0
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025	1,070,000	0	3,637	3,637	82	0
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025	1,075,000	0	3,651	3,651	82	0
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025	1,530,000	0	5,178	5,178	117	0
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025	1,750,000	0	5,611	5,611	145	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025	1,604,600	(5,315)	(2,606)	(7,921)	0	(164)
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025	470,000	0	(2,575)	(2,575)	0	(50)
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026	8,240,000	41,729	(50,432)	(8,703)	0	(913)
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027	2,700,000	23,698	(26,279)	(2,581)	0	(359)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027	456,500	0	405	405	61	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027	317,600	0	95	95	43	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027	3,177,000	897	(20,626)	(19,729)	0	(474)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027	1,364,100	(13)	2,417	2,404	209	0
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027	8,700,000	(34,161)	75,873	41,712	1,402	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027	25,700	0	44	44	4	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027	622,900	0	1,365	1,365	96	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027	31,300	0	61	61	5	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	799,900	6	1,351	1,357	123	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	606,400	154	849	1,003	93	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	175,600	721	(32)	689	35	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	726,600	2,984	(142)	2,842	146	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	158,800	0	2	2	32	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	422,600	0	46	46	86	0
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034	1,750,000	0	63	63	0	(427)
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	64,600	255	136	391	16	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	1,486,300	(13,284)	17,881	4,597	388	0
Receive	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(89)	(15,092)	(15,181)	0	(660)
Receive	UKRPI	4.055	Maturity	09/15/2031	97,100	400	(13,757)	(13,357)	0	(610)
Receive	UKRPI	4.066	Maturity	09/15/2031	188,200	(2,313)	(23,316)	(25,629)	0	(1,183)
Receive	UKRPI	4.020	Maturity	10/15/2031	136,900	(605)	(18,704)	(19,309)	0	(848)
Receive	UKRPI	4.140	Maturity	10/15/2031	263,700	(984)	(32,243)	(33,227)	0	(1,636)
Receive	UKRPI	4.400	Maturity	10/15/2031	119,600	939	(12,047)	(11,108)	0	(743)
Receive	UKRPI	4.250	Maturity	11/15/2031	267,100	(2,878)	(25,846)	(28,724)	0	(1,430)

$779,958	$4,738,073	$5,518,031	$244,594	$(179,138)

Total Swap Agreements	$421,738	$5,154,136	$5,575,874	$246,799	$(180,937)

(n)

Securities with an aggregate market value of $3,502,289 and cash of $45,559 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2023	$6,195	AUD	9,197	$68	$0
BOA	01/2023	CHF	4,749	$5,019	0	(121)
01/2023	GBP	2,272,297	2,737,329	2,018	(12,219)
01/2023	PEN	27,772	7,221	0	(82)
01/2023	$1,432,839	AUD	2,115,582	7,911	0
01/2023	2,029	CAD	2,763	12	0
01/2023	31,481	GBP	25,822	0	(258)
01/2023	33,013	JPY	4,353,500	182	0
01/2023	48,642	KRW	63,497,267	1,794	0
01/2023	ZAR	68,600	$3,860	0	(176)
02/2023	$39,862	IDR	626,711,592	610	0
02/2023	227,189	NOK	2,254,897	3,380	0
02/2023	7,221	PEN	27,854	80	0
02/2023	ZAR	852,775	$46,966	0	(3,052)
03/2023	MXN	892,379	44,905	0	(309)
03/2023	TWD	2,580,826	87,656	3,065	0
03/2023	$25,816	CLP	22,550,276	529	0
03/2023	5,748	IDR	89,932,520	57	0
05/2023	PEN	175,000	$44,314	0	(1,297)
BOM	01/2023	$344,982	CAD	463,240	0	(2,843)
BPS	01/2023	BRL	587,585	$111,054	0	(237)
01/2023	EUR	408,987	425,933	0	(12,054)
01/2023	$170,873	BRL	928,666	5,020	0
01/2023	49,352	CLP	48,000,000	7,191	0
01/2023	8,858	EUR	8,310	41	0
01/2023	1,986	GBP	1,644	2	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023		59,679	ILS	192,522	0	(4,909)
	01/2023		6,604	JPY	912,141	351	0
	01/2023		1,056,873	KRW	1,378,024,052	37,700	0
	01/2023		472,201	NZD	738,043	0	(3,586)
	01/2023		81,161	ZAR	1,410,311	1,733	0
	02/2023		110,411	BRL	587,585	273	0
	02/2023		26,302	CLP	25,329,021	3,484	0
	02/2023		81,855	IDR	1,287,167,613	1,258	0
	02/2023		585	ZAR	10,251	16	0
	02/2023	ZAR	512,596		$28,556	0	(1,508)
	03/2023	MXN	3,442,104		170,789	0	(3,411)
	03/2023	PEN	101,856		26,197	0	(451)
	03/2023	TWD	65,402		2,169	26	0
	03/2023		$39,525	CLP	36,402,632	2,970	0
	03/2023		3,821	INR	316,981	0	(7)
	03/2023		14,139	MXN	278,065	0	(66)
	03/2023		3,783	PEN	14,584	36	0
	04/2023		242,418	MXN	5,000,000	9,523	0
	09/2023		370	ZAR	6,530	7	0
BRC	01/2023	CNH	11,506		$1,650	0	(14)
	01/2023	PEN	64,267		16,671	0	(254)
	01/2023		$39,791	EUR	37,197	43	0
	01/2023		94,852	GBP	77,968	18	(595)
	02/2023		150,292	NOK	1,499,686	3,055	0
	02/2023		16,624	PEN	64,267	245	0
BSH	01/2023		1,505	CAD	2,051	9	0
CBK	01/2023	BRL	4,000,000		$772,448	14,836	0
	01/2023	CHF	42,927		45,447	0	(1,008)
	01/2023	CLP	33,648,960		38,473	0	(1,145)
	01/2023	EUR	3,832,997		3,973,830	0	(130,948)
	01/2023	ILS	722,132		228,746	23,309	0
	01/2023	PEN	46,495		12,107	0	(134)
	01/2023		$177,780	AUD	262,391	913	0
	01/2023		757,593	BRL	4,000,000	1,355	(1,336)
	01/2023		1,740	CAD	2,373	13	0
	01/2023		84,684	EUR	80,007	996	0
	01/2023		19,378	JPY	2,577,100	272	0
	01/2023		43,898	NZD	68,659	0	(303)
	01/2023		28,200	PEN	110,669	907	0
	01/2023		9,291	ZAR	162,789	272	0
	02/2023	MXN	495,238		$25,000	0	(195)
	02/2023	PEN	5,703		1,446	0	(50)
	02/2023		$447,214	BRL	2,377,531	5,256	(4,612)
	02/2023		21,684	CLP	19,544,700	1,235	0
	02/2023		114,092	PEN	455,000	5,397	0
	02/2023	ZAR	46,460		$2,667	0	(57)
	03/2023	MXN	3,725,554		189,866	1,347	(27)
	03/2023	PEN	150,000		38,767	0	(481)
	03/2023		$245,794	CLP	213,016,006	3,069	0
	03/2023		8,376	IDR	131,037,588	82	0
	03/2023		342,546	MXN	6,958,631	9,852	0
	03/2023		4,874	PEN	19,184	149	0
	04/2023		568,108	BRL	3,000,000	0	(9,641)
	04/2023		24,786	CLP	21,789,145	494	0
	05/2023	MXN	1,554		$77	0	(1)
	05/2023	PEN	22,000		5,660	0	(75)
	05/2023		$20,685	PEN	82,078	692	0
CLY	02/2023		1,656	ZAR	28,384	9	0
DUB	01/2023	EUR	104,075		$108,126	0	(3,328)
	01/2023		$15,918	DKK	112,940	347	0
	02/2023	MXN	494,829		$25,000	0	(174)
	02/2023	ZAR	80,946		4,847	99	0
	03/2023	MXN	995,276		50,000	0	(427)
	03/2023		$57,677	MXN	1,146,165	329	0
GLM	01/2023	BRL	2,000,000		$386,235	7,429	0
	01/2023	CNH	11,943		1,717	0	(11)
	01/2023	MXN	651,317		33,469	45	0
	01/2023		$167,681	BRL	905,000	3,729	0
	01/2023		14,665	CLP	14,448,929	2,346	0
	01/2023		30,989	ILS	99,640	0	(2,642)
	01/2023		9,969	PEN	38,362	128	0
	01/2023	ZAR	326,727		$18,277	0	(926)
	02/2023	MXN	3,001,050		150,000	0	(3,073)
	03/2023		$3,798	CLP	3,301,981	60	0
	03/2023		694	MXN	13,729	1	0
	04/2023		379,435	BRL	2,000,000	0	(7,123)
	04/2023		175,003	MXN	3,520,456	2,150	0
	05/2023		10,878	PEN	44,024	598	0
	05/2023	ZAR	142,265		$8,513	229	0
JPM	01/2023	BRL	2,024,459		390,253	6,814	0
	01/2023	EUR	562,594		585,018	0	(17,467)
	01/2023		$522,133	BRL	2,773,090	3,652	(554)
	02/2023	TWD	3,270,093		$107,711	828	0
	02/2023		$568,268	BRL	2,996,035	2,518	(6,420)
	02/2023		157,740	IDR	2,485,505,650	2,749	0
	02/2023		39,641	MXN	812,216	1,682	(1)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	02/2023		1,180	NOK	11,680	14	0
	02/2023		6,027	ZAR	105,949	188	0
	03/2023	MXN	1,108,142		$55,712	0	(426)
	03/2023		$190,316	IDR	2,978,833,306	1,955	0
	03/2023		199,932	MXN	4,046,929	4,877	0
	04/2023		5,379	BRL	28,424	0	(88)
	04/2023		100,000	MXN	2,001,050	887	0
MBC	01/2023	CLP	35,827,658		$37,240	0	(4,965)
	01/2023	EUR	224,623		238,407	0	(2,143)
	01/2023	GBP	1,811,006		2,169,277	0	(20,486)
	01/2023	PEN	145,830		37,377	0	(987)
	01/2023		$147,322	AUD	215,528	515	(1,059)
	01/2023		3,427	CAD	4,662	16	0
	01/2023		37,157	CLP	35,827,658	4,999	0
	01/2023		14,427	DKK	102,130	282	0
	01/2023		57,277	EUR	53,823	362	0
	01/2023		108,417	GBP	88,996	0	(809)
	01/2023		554,999	JPY	75,746,327	22,552	0
	01/2023		50,000	KRW	65,095,000	1,705	0
	01/2023		2,083	NZD	3,276	0	(3)
	01/2023	ZAR	4,619,268		$266,507	0	(4,980)
	02/2023	PEN	96,633		24,233	0	(1,116)
	02/2023		$199,704	IDR	3,153,329,018	3,943	0
	02/2023		142,075	MXN	2,923,245	7,029	0
	02/2023		22,022	PEN	84,771	228	0
	02/2023		6,729	ZAR	117,100	141	0
	03/2023	TWD	4,099,623		$139,315	4,942	0
	03/2023		$114,833	IDR	1,797,597,407	1,195	0
	03/2023		953	MXN	19,267	22	0
	05/2023	CNH	7,382		$1,100	23	0
	09/2023		$2,825	ZAR	49,988	56	0
	09/2023	ZAR	5,420,881		$299,667	0	(12,939)
MYI	01/2023	PEN	20,276		5,298	0	(31)
	01/2023		$515,560	AUD	767,719	7,270	0
	01/2023		4,097	GBP	3,328	0	(73)
	01/2023		2,001,295	JPY	274,372,481	90,744	0
	01/2023		19,469	ZAR	338,561	429	0
	02/2023	TWD	5,964,420		$195,638	692	0
	02/2023		$179	IDR	2,812,152	3	0
	02/2023		5,293	PEN	20,276	32	0
	02/2023		2,871	ZAR	49,892	56	0
	02/2023	ZAR	3,364,092		$183,877	0	(13,482)
	03/2023	TWD	3,727,987		126,587	4,395	0
	03/2023		$169,491	IDR	2,658,127,180	2,080	0
	03/2023		2,353	MXN	47,120	32	(1)
	04/2023	MXN	2,010,988		$97,000	0	(4,195)
RBC	01/2023	AUD	7,595		5,079	0	(93)
	01/2023	CAD	1,559,865		1,141,963	27	(10,146)
	01/2023	GBP	164,945		197,974	0	(1,468)
	01/2023		$5,929	AUD	8,843	93	0
	01/2023		6,628	ZAR	115,066	141	0
	02/2023	MXN	1,419,982		$71,623	0	(805)
	02/2023		$100,000	MXN	2,002,000	2,115	0
	02/2023		190,631	NOK	1,902,037	3,858	0
	03/2023		211,978	MXN	4,269,370	4,637	0
	04/2023		211,509		4,384,329	9,114	0
RYL	01/2023		10,919	JPY	1,459,900	213	0
	02/2023	SEK	29,790		$2,893	31	0
SCX	01/2023	GBP	113,979		136,013	0	(1,804)
	01/2023	PEN	40,722		10,676	0	(43)
	01/2023		$974	BRL	5,287	27	0
	01/2023		302,937	CAD	407,006	4	(2,336)
	01/2023		18,368	CLP	17,992,239	2,802	0
	01/2023		9,334	GBP	7,700	15	(39)
	01/2023		3,214	JPY	435,500	106	0
	01/2023		95,288	PEN	366,483	1,146	0
	02/2023		166,136	IDR	2,615,308,740	2,735	0
	03/2023		69,623	CLP	61,572,028	2,310	0
	03/2023		18,112	PEN	69,596	103	0
	06/2023		45,081	CLP	41,894,089	3,293	0
	09/2023	ZAR	5,503,483		$313,678	0	(3,519)
SOG	01/2023	GBP	948,515		1,140,381	0	(6,508)
	01/2023	ZAR	32,569		1,836	0	(80)
TOR	01/2023		$28,536	AUD	42,279	257	0
	01/2023		418,692	CAD	562,844	0	(2,987)
	01/2023		58,297	NZD	90,375	0	(914)
	02/2023		675	ZAR	11,655	9	0
	03/2023		18,078	CLP	16,290,361	953	0
	03/2023		200,000	MXN	4,021,060	3,731	0
	04/2023		100,000		2,000,400	797	0
UAG	01/2023	GBP	1,627,149		$1,954,841	0	(12,614)
	01/2023		$33,441	GBP	27,057	0	(726)
	01/2023	ZAR	513,659		$28,677	0	(1,518)
	02/2023	MXN	987,874		50,000	0	(388)
	02/2023		$9,555	IDR	151,657,411	240	0
	02/2023		1,089	ZAR	19,086	31	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	03/2023	MXN	784,381		$39,474		0	(268)
	03/2023	ZAR	129,379		7,239		0	(323)

Total Forward Foreign Currency Contracts							$399,347	$(353,970)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	174,900	$28,054	$23,148
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	285,300	45,762	56,968
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	605,500	8,174	3,437
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	605,500	8,174	15,039
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	122,300	19,813	15,755
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	177,300	28,722	36,518
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	1,798,800	10,793	716
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	1,798,800	10,793	26,623
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	1,798,800	13,491	6,353
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	1,798,800	13,491	20,118
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	1,277,500	17,566	9,367
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	1,277,500	17,566	26,241
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	140,900	18,592	13,629
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	158,900	20,967	29,013
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	141,400	22,426	18,550
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	159,400	25,281	31,881
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	1,955,700	27,966	15,028
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	1,955,700	27,966	38,895

Total Purchased Options							$365,597	$387,279

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	159,800	$(283)	$(30)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	326,000	$(1,011)	$(232)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	326,000	(1,011)	(2,467)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.748	07/21/2023	253,100	(5,986)	(1,594)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.748	07/21/2023	253,100	(5,986)	(10,649)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	99,600	(431)	(38)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	99,600	(431)	(1,206)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	148,500	(149)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	148,500	(453)	(2,315)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	379,600	(658)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	379,600	(658)	(5,402)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	203,600	(718)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	203,600	(718)	(1,226)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	94,300	(237)	(59)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	94,300	(237)	(481)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	146,800	(451)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	146,800	(451)	(493)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	99,700	(426)	(38)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	99,700	(426)	(1,207)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	84,500	(663)	(251)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	84,500	(663)	(1,061)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	209,500	(738)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	209,500	(738)	(1,261)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	294,600	(1,779)	(299)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	294,600	(1,779)	(4,044)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	201,500	(1,551)	(659)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	201,500	(1,551)	(2,373)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.508	07/21/2023	64,400	(4,817)	(1,392)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.508	07/21/2023	64,400	(4,817)	(8,996)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	260,300	(2,037)	(773)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	260,300	(2,037)	(3,273)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	287,400	(2,220)	(930)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	287,400	(2,220)	(3,405)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	07/21/2023	1,196,400	(7,507)	(659)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/21/2023	1,196,400	(7,507)	(18,332)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	779,100	(4,869)	(346)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	779,100	(4,869)	(13,654)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	197,300	(1,213)	(200)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	197,300	(1,213)	(2,709)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	159,700	(1,034)	(196)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	159,700	(1,034)	(2,041)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	159,400	(1,120)	(228)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	159,400	(1,120)	(1,881)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	159,400	(1,108)	(242)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	159,400	(1,108)	(1,820)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	159,400	(1,106)	(252)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	159,400	(1,106)	(1,778)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	159,500	(1,096)	(194)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	159,500	(1,097)	(2,089)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	159,100	(1,090)	(171)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	159,100	(1,090)	(2,232)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	158,500	(1,149)	(241)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	158,500	(1,149)	(1,890)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	163,400	(1,085)	(218)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	163,400	(1,085)	(2,149)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	323,000	(1,171)	(223)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	323,000	(1,171)	(2,309)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	323,000	(1,126)	(203)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	323,000	(1,126)	(2,503)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	325,000	(1,016)	(273)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	325,000	(1,016)	(2,246)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	246,400	(1,933)	(737)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	246,400	(1,933)	(3,082)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	165,700	(1,251)	(513)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	165,700	(1,251)	(2,028)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	406,600	(754)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	406,600	(754)	(6,296)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	689,200	(1,324)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	689,200	(1,324)	(10,744)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	411,000	(444)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	411,000	(1,162)	(5,814)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	380,000	(669)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	380,000	(669)	(5,399)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	381,000	(670)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	381,000	(670)	(6,068)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	277,800	(687)	(138)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	277,800	(687)	(1,649)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	164,800	(3,939)	(713)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	164,800	(3,939)	(8,631)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	252,900	(5,562)	(570)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	252,900	(5,562)	(15,973)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	331,900	(3,893)	(851)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	331,900	(4,589)	(10,890)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	148,300	(460)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	148,300	(460)	(498)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	07/19/2023	781,600	(4,690)	(426)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	07/19/2023	781,600	(4,690)	(11,795)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	779,600	(4,794)	(439)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	779,600	(4,794)	(11,671)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	170,100	(1,149)	(227)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	170,100	(1,149)	(2,303)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	07/19/2023	165,400	(3,854)	(950)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	07/19/2023	165,400	(3,854)	(7,246)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	168,000	(3,906)	(943)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	168,000	(3,906)	(7,501)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	07/19/2023	42,100	(3,035)	(963)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550	07/19/2023	42,100	(3,035)	(5,620)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	41,900	(3,050)	(946)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	41,900	(3,050)	(5,672)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	242,700	(1,577)	(346)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	242,700	(1,577)	(3,016)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	239,800	(1,517)	(301)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	239,800	(1,517)	(3,273)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	201,000	(1,548)	(655)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	201,000	(1,548)	(2,374)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	201,000	(1,533)	(679)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	201,000	(1,533)	(2,305)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	1,212,200	(2,404)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	1,212,200	(2,404)	(18,682)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	609,900	(1,188)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	609,900	(1,188)	(9,457)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	565,900	(704)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	565,900	(1,268)	(9,007)

							$(214,477)	$(304,837)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	3.018%		1-Day USD-SOFR Compounded-OIS	07/24/2024	1,798,800	$(13,461)	$(28,110)
	Put - OTC 1-Year Interest Rate Floor (2)	3.018		1-Day USD-SOFR Compounded-OIS	07/24/2024	1,798,800	(13,461)	(2,454)
	Call - OTC 1-Year Interest Rate Floor(2)	2.596		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(22,292)
	Put - OTC 1-Year Interest Rate Floor (2)	2.596		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(8,666)
FAR	Call - OTC 2-Year Interest Rate Floor (2)	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(17,211)
	Put - OTC 2-Year Interest Rate Floor (2)	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(5,690)
MYC	Call - OTC 2-Year Interest Rate Floor (2)	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(31,510)
	Put - OTC 2-Year Interest Rate Floor (2)	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(14,436)
NGF	Call - OTC 2-Year Interest Rate Floor (2)	2.618		1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(46,882)
	Put - OTC 2-Year Interest Rate Floor (2)	2.618		1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(23,172)

							$(196,280)	$(200,423)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053		$101.891	01/05/2023		76,400	$(227)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		99.813	02/06/2023		23,600	(159)	(148)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		100.000	02/06/2023		17,500	(118)	(122)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		101.813	02/06/2023		23,600	(144)	(51)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		102.000	02/06/2023		17,500	(107)	(31)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053		97.000	03/06/2023		59,500	(511)	(915)
	Put - OTC Fannie Mae 4.500% due 03/01/2053		97.156	03/06/2023		59,500	(511)	(963)
	Call - OTC Fannie Mae 4.500% due 03/01/2053		99.000	03/06/2023		59,500	(437)	(151)
	Call - OTC Fannie Mae 4.500% due 03/01/2053		99.156	03/06/2023		59,500	(432)	(133)
	Put - OTC Fannie Mae 5.000% due 03/01/2053		98.766	03/06/2023		57,900	(489)	(791)
	Call - OTC Fannie Mae 5.000% due 03/01/2053		100.766	03/06/2023		57,900	(416)	(190)
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053		97.578	03/06/2023		30,500	(243)	(285)
	Call - OTC Fannie Mae 5.000% due 03/01/2053		99.578	03/06/2023		30,500	(219)	(224)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053		101.859	01/05/2023		95,900	(285)	(1)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			102.250	01/05/2023			105,200	(312)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			99.750	02/06/2023			257,700	(1,847)		(1,562)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			100.000	02/06/2023			53,600	(368)		(375)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			101.750	02/06/2023			257,700	(1,476)		(589)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			102.000	02/06/2023			53,600	(318)		(95)

									$(8,619)		$(6,627)

Total Written Options									$(419,659)		$(511,917)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)
										Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.705%	EUR	5,300	$72	$(98)	$0	$(26)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.705		20,000	169	(269)	0	(100)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.705		10,000	90	(140)	0	(50)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.705		40,000	371	(571)	0	(200)

								$702	$(1,078)	$0	$(376)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
										Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.103%		$10,600	$(464)	$54	$0	$(410)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	3.559		101,800	(7,407)	5,003	0	(2,404)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.072		7,900	(724)	391	0	(333)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322		39,800	(4,386)	2,009	0	(2,377)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538		47,700	(2,287)	(551)	0	(2,838)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715		3,100	(276)	51	0	(225)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	3.559		15,600	(1,157)	789	0	(368)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322		4,400	(316)	53	0	(263)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	4.516		2,600	(445)	244	0	(201)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315		140,500	(6,441)	(13)	0	(6,454)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	3.559		90,800	(6,096)	3,952	0	(2,144)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.072		82,100	(7,269)	3,807	0	(3,462)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322		171,490	(21,145)	10,904	0	(10,241)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.573		7,600	(385)	403	18	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173		89,500	(1,546)	1,291	0	(255)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397		14,900	(152)	74	0	(78)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.517		49,600	195	(655)	0	(460)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538		6,100	(219)	(144)	0	(363)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588		40,400	(653)	907	254	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.072		11,000	(985)	521	0	(464)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322		8,500	(886)	378	0	(508)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103		17,500	(769)	92	0	(677)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322		13,100	(1,509)	727	0	(782)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051		6,900	(222)	220	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173		87,700	(1,365)	1,115	0	(250)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	59,800	(896)	832	0	(64)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	59,100	(2,190)	(1,326)	0	(3,516)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	25,400	(2,264)	423	0	(1,841)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.569	18,800	2,628	(34)	2,594	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.336	4,300	(33)	48	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	43,000	(358)	667	309	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	42,300	(1,774)	1,221	0	(553)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	15,800	(816)	845	29	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	8,900	(400)	56	0	(344)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.072	22,500	(2,118)	1,169	0	(949)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	67,500	(7,534)	3,503	0	(4,031)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.802	14,500	(459)	492	33	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	127,400	(3,727)	3,685	0	(42)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	12,600	(36)	(30)	0	(66)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	113,500	(1,698)	2,305	607	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	8,800	(339)	(184)	0	(523)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	141,000	(2,841)	3,596	755	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	21,600	(169)	204	35	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	91,000	(5,032)	5,197	165	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	3.559	2,200	(151)	99	0	(52)
MBC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	10,500	(1,145)	518	0	(627)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	61,200	(2,202)	(1,439)	0	(3,641)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	70,400	(6,276)	1,172	0	(5,104)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	35,400	(184)	438	254	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.846	3,700	(51)	68	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	48,100	74	(138)	0	(64)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	40,060	(136)	(156)	0	(292)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	87,200	(3,026)	1,885	0	(1,141)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	229,100	(10,035)	1,176	0	(8,859)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	3.559	9,500	(688)	464	0	(224)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.072	19,700	(1,909)	1,078	0	(831)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	28,000	(3,159)	1,487	0	(1,672)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	23,400	(1,213)	1,255	42	0

							$(127,066)	$62,198	$5,127	$(69,995)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index		0.090%	Monthly	08/25/2037	$34,105	$(20,705)	$18,833	$0	$(1,872)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038	3,628	(2,259)	1,790	0	(469)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	685	(19)	19	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	926	(2)	2	0	0
BRC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	3,886	(990)	952	0	(38)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	10,725	(6,548)	5,959	0	(589)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	45	(2)	2	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	2,131	(66)	66	0	0
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037	1,285	42	(27)	15	0
CBK	ABX.HE.AA.6-1 Index		0.320	Monthly	07/25/2045	6,348	(3,095)	2,600	0	(495)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	82,366	(50,098)	45,576	0	(4,522)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	181	(9)	9	0	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	50,000	(1,820)	1,865	45	0
DUB	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	15,015	(9,133)	8,309	0	(824)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

	ABX.HE.AAA.7-2 Index			0.760	Monthly	01/25/2038	12,107	(7,540)	5,976	0	(1,564)
	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	62,000	(1,006)	870	0	(136)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	577	(15)	15	0	0
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	183,599	(8,425)	8,602	177	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	9,935	(998)	995	0	(3)
	CMBX.NA.AS.6 Index			1.000	Monthly	05/11/2063	1,158	(24)	24	0	0
FBF	ABX.HE.AA.6-2 Index			0.170	Monthly	05/25/2046	23,091	(20,552)	15,111	0	(5,441)
	ABX.HE.AA.7-1 Index			0.150	Monthly	08/25/2037	188	(148)	113	0	(35)
	ABX.HE.AAA.7-1 Index			0.090	Monthly	08/25/2037	100,920	(61,350)	55,809	0	(5,541)
	ABX.HE.AAA.7-2 Index			0.760	Monthly	01/25/2038	70,740	(43,098)	33,960	0	(9,138)
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	27,200	(190)	(26)	0	(216)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	1,019	(22)	22	0	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	168,800	(8,696)	8,847	151	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	61,898	(1,429)	1,409	0	(20)
	CMBX.NA.AS.6 Index			1.000	Monthly	05/11/2063	2,316	(48)	48	0	0
GST	ABX.HE.AAA.6-2 Index			0.110	Monthly	05/25/2046	6,975	(1,777)	1,708	0	(69)
	ABX.HE.AAA.7-1 Index			0.090	Monthly	08/25/2037	52,015	(21,813)	18,957	0	(2,856)
	ABX.HE.AAA.7-2 Index			0.760	Monthly	01/25/2038	3,628	(1,517)	1,048	0	(469)
	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	403,950	(4,819)	3,930	0	(889)
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	5,000	(8)	(32)	0	(40)
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	70,800	109	(998)	0	(889)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	200	(4)	4	0	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	661,300	2,375	(1,784)	591	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	195,431	(8,314)	8,251	0	(63)
	CMBX.NA.AS.9 Index			1.000	Monthly	09/17/2058	20,000	(1,505)	1,432	0	(73)
JPM	ABX.HE.AA.6-2 Index			0.170	Monthly	05/25/2046	775	(327)	144	0	(183)
	ABX.HE.AA.7-1 Index			0.150	Monthly	08/25/2037	51	(31)	21	0	(10)
	ABX.HE.AA.7-2 Index			1.920	Monthly	01/25/2038	150	(84)	13	0	(71)
JPS	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	319,300	(5,507)	4,804	0	(703)
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	96,048	(4,325)	4,418	93	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	588,800	(35,350)	35,876	526	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	298,064	(2,666)	2,570	0	(96)
MEI	ABX.HE.AAA.6-2 Index			0.110	Monthly	05/25/2046	5,503	(1,351)	1,297	0	(54)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	30	(1)	1	0	0
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	46,592	(2,447)	2,492	45	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	145,500	(9,443)	9,573	130	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	157,378	(12,323)	12,272	0	(51)
MYC	ABX.HE.AAA.6-2 Index			0.110	Monthly	05/25/2046	54,056	(8,843)	8,309	0	(534)
	ABX.HE.AAA.7-1 Index			0.090	Monthly	08/25/2037	17,160	(10,418)	9,476	0	(942)
	ABX.HE.AAA.7-2 Index			0.760	Monthly	01/25/2038	9,069	(5,650)	4,478	0	(1,172)
	CDX.HY-33 5-Year Index 35-100%			5.000	Quarterly	12/20/2024	218,893	36,475	(16,649)	19,826	0
	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	81,300	(1,373)	1,194	0	(179)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	143	(4)	4	0	0
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	18,145	(618)	635	17	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	64,900	(4,510)	4,568	58	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	8,942	(889)	886	0	(3)
	CMBX.NA.AS.6 Index			1.000	Monthly	05/11/2063	2,166	(89)	89	0	0
SAL	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	454,800	(1,564)	563	0	(1,001)
	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	82,900	392	(782)	0	(390)
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	98,300	(134)	(648)	0	(782)
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	41,200	(2,256)	2,293	37	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	7,650	98	(101)	0	(3)
UAG	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	209	(7)	7	0	0
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	17,568	(783)	800	17	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	52,000	(3,102)	3,148	46	0

								$(362,648)	$341,997	$21,774	$(42,425)

TOTAL RETURN SWAPS ON AND INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.059%	Maturity	03/20/2023	$15,800	$(20)	$620	$600	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.058%	Maturity	06/20/2023	57,200	(442)	(622)	0	(1,064)

								$(462)	$(2)	$600	$(1,064)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	2,763,120	4.130% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	$203,449	$0	$(726)	$0	$(726)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

BPS	Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,334	3.680% (1-Month USD-LIBOR less a specified spread)	Monthly	11/29/2023	72,476	0	(209)	0	(209)
GST	Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,333	3.930% (1-Month USD-LIBOR less a specified spread)	Monthly	12/13/2023	72,476	0	(121)	0	(121)

								$0	$(1,056)	$0	$(1,056)

Total Swap Agreements								$(489,474)	$402,059	$27,501	$(114,916)

(p)

Securities with an aggregate market value of $385,599 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)								Notional Amount represents the number of contracts.
(2)								The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments						$0	$2,863,990	$1,766,448		$4,630,438
Corporate Bonds & Notes
Banking & Finance						0	6,238,401	163,760		6,402,161
Industrials						0	7,413,390	3,939		7,417,329
Utilities						0	3,991,522	0		3,991,522
Convertible Bonds & Notes
Industrials						0	36,301	0		36,301
Municipal Bonds & Notes
California						0	31,994	0		31,994
Illinois						0	67,736	0		67,736
Puerto Rico						0	8,078	0		8,078
U.S. Government Agencies						0	43,636,134	0		43,636,134
U.S. Treasury Obligations						0	20,320,186	0		20,320,186
Non-Agency Mortgage-Backed Securities						0	38,417,380	338,675		38,756,055
Asset-Backed Securities						0	12,350,208	356,818		12,707,026
Sovereign Issues						0	4,858,167	0		4,858,167
Common Stocks
Energy						107,386	0	265		107,651
Financials						16,519	0	191,131		207,650
Health Care						0	0	59		59
Industrials						0	0	1,087		1,087
Rights
Financials						0	0	6,077		6,077
Warrants
Financials						0	0	6,796		6,796
Information Technology						0	0	103,616		103,616
Preferred Securities
Banking & Finance						0	811,183	8,812		819,995
Industrials						0	196,406	8,935		205,341
Real Estate Investment Trusts
Real Estate						386,740	0	0		386,740
Short-Term Instruments
Short-Term Notes						0	330	0		330
Argentina Treasury Bills						0	231,551	0		231,551
Israel Treasury Bills						0	122,046	0		122,046

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Treasury Bills					0		218,836	0	218,836

					$510,645		$141,813,839	$2,956,418	$145,280,902
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments					108,747		0	229,335	338,082
Short-Term Instruments
Central Funds Used for Cash Management Purposes					451,145		0	0	451,145

					$559,892		$0	$229,335	$789,227

Total Investments					$1,070,537		$141,813,839	$3,185,753	$146,070,129

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0		$(1,745,058)	$0	$(1,745,058)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					2,482		271,869	0	274,351
Over the counter					0		814,112	15	814,127

					$2,482		$1,085,981	$15	$1,088,478
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(2,179)		(190,640)	0	(192,819)
Over the counter					0		(980,803)	0	(980,803)

					$(2,179)		$(1,171,443)	$0	$(1,173,622)

Total Financial Derivative Instruments					$303		$(85,462)	$15	$(85,144)

Totals					$1,070,840		$139,983,319	$3,185,768	$144,239,927

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,405,592	$652,612	$(279,635)	$1,854	$(12,494)	$85	$0	$(1,566)	$1,766,448	$(6,619)
Corporate Bonds & Notes
Banking & Finance	256,755	131,075	(342)	334	0	(14,393)	0	(209,669)	163,760	(16,659)
Industrials	3,414	874	(136)	5	0	(218)	0	0	3,939	(207)
Non-Agency Mortgage-Backed Securities	2,166,447	298,212	(1,685,225)	145	(1,379)	(65,982)	0	(373,543)	338,675	(25,255)
Asset-Backed Securities	148,510	80,733	(2,381)	(90)	(15)	(26,995)	157,056	0	356,818	(27,112)
Common Stocks
Energy	0	265	0	0	0	0	0	0	265	0
Financials	242,895	0	0	0	0	(51,764)	0	0	191,131	(51,765)
Health Care	2,141	0	(386)	0	381	(2,077)	0	0	59	(1,666)
Industrials	0	0	0	0	0	1,087	0	0	1,087	1,087
Rights
Financials	4,051	0	0	0	0	2,026	0	0	6,077	2,026
Warrants
Financials(3)	5,035	0	0	0	0	1,761	0	0	6,796	1,761
Industrials	374	0	(83)	0	83	(374)	0	0	0	0
Information Technology	124,570	0	0	0	0	(20,954)	0	0	103,616	(20,954)
Preferred Securities
Banking & Finance	0	0	0	0	0	0	8,812	0	8,812	0
Industrials	36,456	0	(30,596)	0	16,980	(13,905)	0	0	8,935	(1,141)
Utilities	1,073,342	0	(1,035,456)	0	(78,970)	41,084	0	0	0	0

	$5,469,582	$1,163,771	$(3,04,240)	$2,248	$(75,414)	$(150,619)	$165,868	$(584,778)	$2,956,418	$(146,504)
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	350,726	0	0	0	0	(121,391)	0	0	229,335	(121,391)
Financial Derivative Instruments - Assets
Over the counter	$249,803	$16	$(14)	$0	$(8)	$(249,782)	$0	$0	$15	$(2)

Financial Derivative Instruments - Liabilities
Over the counter	$(195,279)	$0	$0	$0	$0	$195,279	$0	$0	$0	$0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2022 (Unaudited)

Totals	$5,874,832	$1,163,787	$(3,034,254)	$2,248	$(75,422)	$(326,513)	$165,868	$(584,778)	$3,185,768	$(267,897)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,051,277	Discounted Cash Flow	Discount Rate	6.180 - 9.610	8.488
661,466	Discounted Cash Flow	Discount Spread	7.212 - 9.080	8.711
4	Expected Recovery	Price	100.000	—
53,701	Proxy Pricing	Base Price	95.286	—
Corporate Bonds & Notes
Banking & Finance	46,695	Discounted Cash Flow	Discount Rate	5.460	—
114,988	Discounted Cash Flow	Discount Rate	$0.100	—
2,077	Proxy Pricing	Base Price	100.000	—
Industrials	3,939	Discounted Cash Flow	Discount Rate	5.638 - 14.500	7.672
Non-Agency Mortgage-Backed Securities	310,500	Discounted Cash Flow	Discount Rate	0.100 - 16.200	2.072
28,175	Expected Recovery	Recovery Rate	15.000	—
Asset-Backed Securities	199,762	Discounted Cash Flow	Discount Rate	6.950 - 17.500	11.772
157,056	Other Valuation Techniques(4)	-	-	—
Common Stocks
Energy	265	Market Comparable Valuation	EBITDA Multiple	X	4.400	—
Financials	191,131	Indicative Market Quotation	Price	$24.000	—
Health Care	59	Market Comparable Valuation	EBITDA Multiple	X	10.500	—
Industrials	1,087	Indicative Market Quotation	Price	$7.500	—
Rights
Financials	6,077	Other Valuation Techniques(4)	-	-	—
Warrants
Financials	588	Indicative Market Quotation	Price	$2.000 - 3.500	3.322
6,208	Other Valuation Techniques(4)	-	-	—
Information Technology	103,616	Market Comparable Valuation	EBITDA Multiple	X	4.500	—
Preferred Securities
Banking & Finance	8,812	Proxy Pricing	Base Price	$100.250	—
Industrials	8,935	Market Comparable Valuation / Discounted Cash Flow	TBV Multiple/Discount Rate	X/%	0.370/24.820	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	67,387	Reference Instrument	Stock Price W/Liquidity Discount	10.000	—
161,946	Market Comparable Valuation / Discounted Cash Flow	Revenue | EBITDA Multiple / Discount Rate	X/%	0.620|6.160/10.000	—
2	Expected Recovery	Price	$0.001	—
Financial Derivative Instruments - Assets
Over the counter	15	Other Valuation Techniques(4)	-	-	—

Total	$3,185,768

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Rights to Warrants since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.7% ¤
CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 6.2%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)		$28	$39
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(h)	EUR	200	206
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	90,730	9,624
1.500% due 10/01/2050		76,367	8,282
1.500% due 10/01/2053		43,421	4,664
2.000% due 10/01/2053		796	91
2.500% due 10/01/2047		1	0
NatWest Group PLC
4.519% due 06/25/2024 •		$700	694
6.274% (US0003M + 1.550%) due 06/25/2024 ~		1,100	1,100
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	31,886	3,391
1.000% due 10/01/2053		3,488	367
1.500% due 10/01/2053		49,222	5,216
2.000% due 10/01/2053		2,999	344
Nykredit Realkredit AS
1.000% due 10/01/2050		133,353	14,149
1.000% due 10/01/2053		19,936	2,096
1.500% due 10/01/2053		331,210	35,157
2.000% due 10/01/2053		33,222	3,677
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		29,715	3,801
Realkredit Danmark AS
1.000% due 10/01/2050		97,556	10,360
1.000% due 10/01/2053		14,335	1,479
1.500% due 10/01/2050		13,750	1,490
1.500% due 10/01/2053		187,595	19,866
2.000% due 10/01/2053		2,007	221
2.500% due 04/01/2047		9	1
3.000% due 10/01/2053		40,387	5,173
UniCredit SpA 7.830% due 12/04/2023		$5,050	5,104

			136,592

INDUSTRIALS 0.0%
eBay, Inc. 2.750% due 01/30/2023		700	699
ERAC USA Finance LLC 2.700% due 11/01/2023		100	98
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		40	39
VMware, Inc. 3.900% due 08/21/2027		200	187

			1,023

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	410

Total Corporate Bonds & Notes (Cost $192,667)			138,025

U.S. GOVERNMENT AGENCIES 8.8%
Ginnie Mae 3.858% due 08/20/2068 ~		979	952
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053		27,800	24,426
4.000% due 03/01/2053		60,890	57,142
4.500% due 02/01/2053		75,400	72,586
5.000% due 02/01/2053		39,200	38,627

Total U.S. Government Agencies (Cost $195,264)			193,733

U.S. TREASURY OBLIGATIONS 50.7%
U.S. Treasury Bonds
3.000% due 05/15/2045 (j)		320	264

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024		26,564	25,585
0.125% due 04/15/2025 (l)		18,575	17,705
0.125% due 10/15/2025		25,956	24,674
0.125% due 04/15/2026		11,591	10,900
0.125% due 07/15/2026		19,606	18,480
0.125% due 07/15/2026 (l)		8,404	7,922
0.125% due 10/15/2026 (j)		109,927	103,075
0.125% due 04/15/2027 (j)		13,193	12,300
0.125% due 01/15/2030		6,950	6,247
0.125% due 07/15/2030		24,885	22,297
0.125% due 01/15/2031		13,554	12,046
0.125% due 07/15/2031		183,735	162,478
0.125% due 01/15/2032 (j)		42,249	37,037
0.125% due 02/15/2051		8,562	5,522
0.125% due 02/15/2052 (n)		8,136	5,277
0.250% due 07/15/2029		55,092	50,466
0.250% due 02/15/2050 (n)		7,071	4,775
0.375% due 07/15/2025 (l)		11,435	10,985
0.375% due 01/15/2027		11,695	11,033
0.375% due 07/15/2027		28,360	26,740
0.500% due 04/15/2024		32,009	31,130
0.500% due 01/15/2028		48,687	45,805
0.625% due 04/15/2023 (l)		52,308	51,775
0.625% due 01/15/2024 (l)(n)		6,436	6,300
0.625% due 01/15/2026 (l)(n)		7,400	7,105
0.625% due 01/15/2026 (l)		47,896	45,989
0.625% due 07/15/2032		70,667	64,785
0.625% due 02/15/2043 (n)		9,047	7,307
0.750% due 07/15/2028 (j)		35,568	33,898
0.750% due 02/15/2042		12,212	10,232
0.750% due 02/15/2045		49,051	39,714
0.875% due 01/15/2029		21,910	20,885
0.875% due 02/15/2047		27,085	22,231
1.000% due 02/15/2046		34,159	29,044
1.000% due 02/15/2048		13,416	11,306
1.375% due 02/15/2044		24,103	22,407
1.625% due 10/15/2027 (l)(n)		6,338	6,333
2.000% due 01/15/2026 (l)(n)		5,521	5,515
2.125% due 02/15/2040 (n)		4,922	5,215
2.125% due 02/15/2041		16,466	17,458
2.375% due 01/15/2025		49,197	49,246
2.500% due 01/15/2029 (n)		7,828	8,166
2.500% due 01/15/2029		4,511	4,706
3.375% due 04/15/2032 (n)		50	58

Total U.S. Treasury Obligations (Cost $1,272,171)			1,122,418

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Alliance Bancorp Trust 4.869% due 07/25/2037 •		498	410
Banc of America Alternative Loan Trust
5.039% due 12/25/2035 ^~		380	316
6.000% due 06/25/2046		295	256
Banc of America Mortgage Trust
3.313% due 06/25/2035 ~		45	37
3.854% due 11/25/2035 ^~		54	48
4.045% due 08/25/2035 ^~		50	47
BCAP LLC Trust 1.572% due 04/26/2036 ~		247	208
Bear Stearns Adjustable Rate Mortgage Trust 3.474% due 07/25/2036 ^~		102	90
Citigroup Mortgage Loan Trust 5.500% due 08/25/2034		903	832
Countrywide Alternative Loan Trust
3.377% due 10/25/2035 ^~		8	7
4.548% due 12/20/2046 ^•		144	116
5.500% due 11/25/2035 ^		27	22
5.500% due 01/25/2036		154	95
6.000% due 08/25/2036 ^•		79	49
6.000% due 04/25/2037 ^		262	154
6.000% due 04/25/2037		610	518
6.250% due 11/25/2036 ^		69	51
Countrywide Home Loan Mortgage Pass-Through Trust
4.969% due 04/25/2035 •		182	157
6.000% due 03/25/2037 ^		479	243
6.000% due 05/25/2037 ^		332	160
6.000% due 07/25/2037 ^		952	469
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.689% due 04/25/2037 ~		388	273
6.800% due 07/25/2036 ^þ		178	146
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		52	22
Grifonas Finance PLC 1.264% due 08/28/2039 ~	EUR	238	232

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		$2,700	2,725
GSR Mortgage Loan Trust
3.767% due 09/25/2035 ~		8	7
6.000% due 11/25/2035 ^		315	137
IndyMac IMSC Mortgage Loan Trust 4.749% due 07/25/2047 •		359	247
JP Morgan Mortgage Trust 2.861% due 06/25/2035 ~		1	1
Lehman Mortgage Trust 5.071% due 01/25/2036 ^~		133	119
MASTR Alternative Loan Trust 4.789% due 03/25/2036 ^•		415	47
Morgan Stanley Mortgage Loan Trust 3.736% due 06/25/2036 ~		61	59
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		2,185	2,053
New York Mortgage Trust 3.133% due 05/25/2036 ^~		55	47
One Market Plaza Trust 3.614% due 02/10/2032		1,518	1,461
Residential Asset Securitization Trust
4.789% due 05/25/2035 •		352	241
4.789% due 01/25/2046 ^~		894	281
5.750% due 02/25/2036 ^		173	67
6.250% due 11/25/2036 ^		166	66
6.500% due 06/25/2037		11,462	2,890
Sequoia Mortgage Trust 4.753% due 07/20/2036 •		801	685
Structured Asset Mortgage Investments Trust
4.809% due 05/25/2036 •		191	144
4.829% due 05/25/2036 •		297	227
4.949% due 02/25/2036 ^•		250	194
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	1,720	2,067
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~		$2,135	2,045
WaMu Mortgage Pass-Through Certificates Trust
3.211% due 02/25/2037 ^~		40	36
3.329% due 11/25/2036 ^~		250	212
3.813% due 10/25/2035 ~		541	497
4.180% due 09/25/2033 ~		3	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		283	194

Total Non-Agency Mortgage-Backed Securities (Cost $26,607)			21,709

ASSET-BACKED SECURITIES 11.1%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		500	491
Allegro CLO Ltd. 5.244% due 10/16/2031 •		2,100	2,060
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.169% due 05/25/2034 •		618	611
Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		5,000	4,872
Ares CLO Ltd. 4.949% due 01/15/2029 ~		323	319
Ares European CLO DAC 1.988% due 04/15/2030 •	EUR	890	926
Argent Securities Trust 4.709% due 05/25/2036 ~		$1,496	379
Atlas Senior Loan Fund Ltd. 5.169% due 01/15/2031 ~		786	771
Babson CLO Ltd. 5.233% due 01/20/2031 •		2,100	2,067
Bain Capital Euro DAC 2.602% due 01/24/2033 ~	EUR	600	628
Barings CLO Ltd. 5.313% due 01/20/2032 ~		$4,600	4,539
BDS Ltd. 6.121% due 03/19/2039 ~		7,300	7,106
Bear Stearns Asset-Backed Securities Trust 5.019% due 02/25/2036 •		1,932	1,927
Benefit Street Partners CLO Ltd.
4.949% due 07/15/2029 •		374	371
5.029% due 10/15/2030 •		3,700	3,653
5.109% due 01/17/2032 ~		1,300	1,273
5.159% due 07/15/2032 •		1,000	978
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		1,200	1,197
Carlyle Euro CLO DAC 2.428% due 08/15/2030 •	EUR	8,071	8,433
Carlyle Global Market Strategies CLO Ltd. 5.408% due 07/27/2031 ~		$496	489

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~	EUR	1,200	1,245
Carlyle U.S. CLO Ltd.
5.243% due 04/20/2031 •		$300	295
5.259% due 01/15/2030 •		600	593
Carrington Mortgage Loan Trust
5.099% due 04/17/2031 ~		800	786
5.363% due 04/20/2032 ~		2,400	2,349
5.493% due 07/20/2030 •		1,296	1,283
Cedar Funding CLO Ltd. 5.179% due 07/17/2031 •		900	885
CIFC Funding Ltd.
5.194% due 04/18/2031 ~		3,100	3,045
5.275% due 10/24/2030 ~		300	297
5.279% due 10/17/2031 ~		600	593
5.288% due 04/23/2029 •		562	557
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •		76	75
Citigroup Mortgage Loan Trust
4.469% due 01/25/2037 •		234	174
4.884% due 10/25/2036 ~		2,300	2,191
Contego CLO DAC 2.142% due 01/23/2030 ~	EUR	1,198	1,250
Countrywide Asset-Backed Certificates
4.889% due 03/25/2037 •		$2,096	1,954
5.589% due 10/25/2035 ~		1,634	1,597
Countrywide Asset-Backed Certificates Trust
4.529% due 07/25/2037 ~		286	258
4.589% due 09/25/2037 ~		73	63
4.619% due 05/25/2037 ~		948	893
5.805% due 04/25/2036 ^~		51	44
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 •		1,600	1,596
Crestline Denali CLO Ltd. 5.465% due 10/23/2031 ~		1,800	1,766
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ		394	118
CVC Cordatus Loan Fund DAC 2.578% due 08/15/2032 •	EUR	500	522
Denali Capital CLO Ltd. 5.129% due 04/15/2031 •		$499	491
Dryden CLO Ltd.
5.164% due 04/18/2031 •		500	490
5.616% due 05/15/2031 ~		900	887
Dryden Euro CLO DAC 2.358% due 01/17/2033 •	EUR	1,000	1,035
Elevation CLO Ltd. 5.308% due 10/25/2030 •		$5,600	5,500
First Franklin Mortgage Loan Trust 5.094% due 11/25/2036 •		2,400	2,289
Fremont Home Loan Trust
4.524% due 10/25/2036 ~		200	176
4.539% due 10/25/2036 ~		4,314	1,824
4.629% due 10/25/2036 ~		2,371	1,003
GoldenTree Loan Management EUR CLO DAC 2.356% due 01/20/2032 •	EUR	3,000	3,106
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		$600	593
GSAMP Trust 4.709% due 05/25/2046 •		1	1
Halseypoint CLO Ltd.
5.343% due 07/20/2031 ~		597	588
5.865% due 11/30/2032 ~		600	592
Harvest CLO DAC 2.673% due 11/18/2030 •	EUR	1,250	1,313
Home Equity Asset Trust 3.826% due 02/25/2036 ~		$3,606	3,469
Home Equity Mortgage Loan Asset-Backed Trust 4.609% due 04/25/2037 •		311	241
HSI Asset Securitization Corp. Trust 4.689% due 07/25/2036 ~		5,123	2,362
ICG U.S. CLO Ltd. 5.405% due 07/22/2031 •		1,100	1,077
IndyMac INDB Mortgage Loan Trust 4.529% due 07/25/2036 •		767	240
JP Morgan Mortgage Acquisition Trust 4.599% due 10/25/2036 ~		56	55
KKR CLO Ltd. 5.259% due 01/15/2031 ~		1,600	1,575
LCM LP
5.097% due 07/19/2027 ~		422	417
5.283% due 07/20/2031 ~		1,900	1,872
LCM Ltd. 5.063% due 07/20/2030 •		1,286	1,271
Lehman XS Trust
4.292% due 06/25/2036 þ		672	662

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

4.709% due 05/25/2036 •		650	549
LoanCore Issuer Ltd.
5.358% due 01/17/2037 ~		2,200	2,134
5.618% due 07/15/2036 •		800	771
Long Beach Mortgage Loan Trust 4.989% due 01/25/2036 •		1,257	1,125
Madison Park Euro Funding DAC 2.178% due 07/15/2032 ~	EUR	5,600	5,809
Madison Park Funding Ltd.
0.000% due 07/29/2030 ~		$300	296
4.829% due 04/15/2029 ~		1,627	1,610
5.245% due 01/22/2028 •		367	364
Magnetite Ltd. 5.486% due 11/15/2028 ~		5,692	5,630
Man GLG Euro CLO DAC 2.248% due 01/15/2030 •	EUR	286	299
MASTR Asset-Backed Securities Trust
4.869% due 06/25/2036 •		$217	87
4.959% due 01/25/2036 ~		2,503	2,445
MF1 Ltd. 6.471% due 06/19/2037 •		2,500	2,465
MidOcean Credit CLO 5.347% due 07/19/2028 ~		117	116
Morgan Stanley ABS Capital, Inc. Trust
4.459% due 10/25/2036 ~		1,557	746
4.499% due 10/25/2036 •		18	9
4.519% due 10/25/2036 ~		867	764
4.609% due 10/25/2036 •		1,920	922
4.689% due 06/25/2036 ~		1,236	649
Morgan Stanley Mortgage Loan Trust
4.849% due 02/25/2037 ~		156	43
6.226% due 10/25/2036 ^þ		191	59
Mountain View CLO Ltd. 5.199% due 07/15/2031 •		900	883
Neuberger Berman CLO Ltd. 5.124% due 10/18/2029 ~		1,200	1,182
NovaStar Mortgage Funding Trust 4.729% due 11/25/2036 ~		156	54
Oaktree CLO Ltd. 5.435% due 04/22/2030 •		450	440
OCP Euro CLO DAC 2.198% due 01/15/2032 ~	EUR	12,054	12,665
Octagon Investment Partners Ltd.
5.039% due 04/16/2031 •		$1,600	1,578
5.650% due 02/14/2031 •		6,100	6,000
OSD CLO Ltd. 4.949% due 04/17/2031 ~		6,476	6,371
OZLM Ltd.
5.159% due 04/17/2031 •		985	963
5.665% due 10/30/2030 ~		297	293
5.674% due 05/16/2030 ~		774	762
Palmer Square CLO Ltd.
5.179% due 07/16/2031 •		800	790
5.227% due 10/17/2031 ~		3,400	3,347
Palmer Square European Loan Funding 3.993% due 04/12/2032 •	EUR	1,900	2,027
Palmer Square European Loan Funding DAC 2.428% due 10/15/2031 ~		1,262	1,320
Palmer Square Loan Funding Ltd.
4.879% due 10/15/2029 ~		$2,782	2,742
5.475% due 05/20/2029 ~		3,169	3,130
RAAC Trust 5.089% due 02/25/2046 ~		145	143
Rad CLO Ltd. 5.445% due 07/24/2032 ~		6,400	6,246
Regatta Funding Ltd. 5.329% due 10/17/2030 ~		3,700	3,660
Renaissance Home Equity Loan Trust 5.489% due 09/25/2037 •		5,297	2,516
Residential Asset Securities Corp. Trust
4.187% due 11/25/2036 ^•		3,568	3,104
4.869% due 08/25/2036 •		561	498
Securitized Asset-Backed Receivables LLC Trust
4.709% due 07/25/2036 ~		2,015	718
4.829% due 10/25/2036 •		10,707	3,814
4.889% due 05/25/2036 •		776	423
Signal Peak CLO Ltd. 5.468% due 04/25/2031 •		500	492
Sound Point CLO Ltd.
5.225% due 01/23/2029 ~		2,688	2,655
5.344% due 04/18/2031 •		1,600	1,566
Soundview Home Loan Trust
4.509% due 11/25/2036 •		122	35
4.794% due 12/25/2036 ~		1,500	1,449
4.949% due 05/25/2036 ~		285	272

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

Specialty Underwriting & Residential Finance Trust 4.709% due 09/25/2037 •		9,300	5,347
Starwood Commercial Mortgage Trust 5.520% due 07/15/2038 •		790	774
Stratus CLO Ltd. 5.143% due 12/28/2029 •		4,450	4,398
Structured Asset Investment Loan Trust 5.109% due 10/25/2035 •		1,868	1,801
Structured Asset Securities Corp. Mortgage Loan Trust 5.620% due 04/25/2035 •		11	11
Symphony CLO Ltd. 4.959% due 04/15/2028 •		135	134
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		800	788
TCW CLO Ltd. 5.328% due 04/25/2031 ~		1,500	1,477
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		800	779
TIAA CLO Ltd. 5.443% due 07/20/2031 •		600	590
TICP CLO Ltd.
5.083% due 04/20/2028 •		248	247
5.083% due 04/20/2028 ~		500	498
Toro European CLO DAC
2.118% due 10/15/2030 •	EUR	800	838
2.239% due 01/12/2032 •		3,800	3,919
2.572% due 02/15/2034 ~		5,600	5,782
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		$1,700	1,661
Venture CLO Ltd.
4.959% due 04/15/2027 ~		499	498
4.959% due 07/15/2027 •		53	53
5.143% due 10/20/2028 •		503	497
5.766% due 08/28/2029 •		2,122	2,100
Vibrant CLO Ltd. 5.363% due 07/20/2032 •		4,500	4,427
Voya CLO Ltd.
5.059% due 06/07/2030 ~		1,730	1,699
5.111% due 07/14/2031 ~		694	684
5.139% due 04/15/2031 •		900	887
5.289% due 10/15/2030 ~		2,291	2,266
Wellfleet CLO Ltd.
5.133% due 07/20/2029 •		583	575
5.413% due 07/20/2032 •		2,200	2,120

Total Asset-Backed Securities (Cost $252,321)			244,528

SOVEREIGN ISSUES 11.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		869	207
1.500% due 07/09/2035 þ		570	129
15.500% due 10/17/2026	ARS	2,720	2
Australia Government International Bond 3.000% due 09/20/2025	AUD	8,709	6,258
France Government International Bond
0.100% due 03/01/2026 (e)	EUR	19,187	20,330
0.100% due 07/25/2031 (e)		13,118	13,447
0.100% due 07/25/2038 (e)		9,378	8,999
0.250% due 07/25/2024 (e)		48,251	52,027
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		5,367	5,030
1.400% due 05/26/2025 (e)		43,397	45,861
Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	563,792	4,453
0.100% due 03/10/2028 (e)		3,253,644	25,647
0.100% due 03/10/2029 (e)		6,981,786	55,220
Peru Government International Bond
5.940% due 02/12/2029	PEN	900	218
6.150% due 08/12/2032		2,300	534
Qatar Government International Bond 3.875% due 04/23/2023		$700	697
Russia Government International Bond
4.250% due 06/23/2027 ^(a)		200	70
4.750% due 05/27/2026 ^(a)		200	70
5.250% due 06/23/2047 ^(a)		600	222
Saudi Government International Bond 4.000% due 04/17/2025		2,710	2,677
United Kingdom Gilt
0.125% due 08/10/2028 (e)	GBP	1,927	2,335

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

0.125% due 08/10/2041 (e)	7,633	8,697

Total Sovereign Issues (Cost $277,385)		253,130

	SHARES
COMMON STOCKS 0.6%
COMMUNICATION SERVICES 0.2%
Activision Blizzard, Inc.	26,753	2,048
TEGNA, Inc.	101,727	2,156

		4,204

CONSUMER DISCRETIONARY 0.0%
Hilton Worldwide Holdings, Inc.	1,851	234
Marriott International, Inc. 'A'	1,851	275

		509

FINANCIALS 0.1%
First Horizon Corp.	99,056	2,427

HEALTH CARE 0.2%
Horizon Therapeutics PLC (b)	20,000	2,276
LHC Group, Inc. (b)	15,575	2,518

		4,794

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (b)	6,164	474
Howard Hughes Corp. (b)	10,335	790

		1,264

UTILITIES 0.1%
PNM Resources, Inc.	23,899	1,166

Total Common Stocks (Cost $14,965)		14,364

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Banco Santander SA 5.250% due 09/29/2023 •(f)(h)	400,000	411
Bank of America Corp. 5.875% due 03/15/2028 •(f)	670,000	594

Total Preferred Securities (Cost $1,086)		1,005

REAL ESTATE INVESTMENT TRUSTS 4.1%
REAL ESTATE 4.1%
Alexandria Real Estate Equities, Inc.	19,673	2,866
American Assets Trust, Inc.	21,977	582
American Homes 4 Rent 'A'	75,312	2,270
American Tower Corp.	12,158	2,576
Americold Realty Trust, Inc.	26,904	762
Apartment Income REIT Corp.	33,750	1,158
AvalonBay Communities, Inc.	19,800	3,198
Boston Properties, Inc.	12,523	846
Camden Property Trust	7,903	884
Crown Castle, Inc.	4,589	622
CubeSmart	23,767	957
Digital Realty Trust, Inc.	21,290	2,135
Equinix, Inc.	1,783	1,168
Equity LifeStyle Properties, Inc.	49,272	3,183
Equity Residential	49,036	2,893
Essex Property Trust, Inc.	6,283	1,331
Extra Space Storage, Inc.	4,813	708
First Industrial Realty Trust, Inc.	32,985	1,592
Gaming & Leisure Properties, Inc.	46,529	2,424
Healthpeak Properties, Inc.	92,328	2,315
Host Hotels & Resorts, Inc.	77,690	1,247
Invitation Homes, Inc.	163,998	4,861
Kilroy Realty Corp.	15,854	613
Life Storage, Inc.	7,782	767
Mid-America Apartment Communities, Inc.	9,035	1,418
National Storage Affiliates Trust	41,800	1,510
Prologis, Inc.	79,755	8,991
Public Storage	19,053	5,338

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

Realty Income Corp.	9,965	632
Regency Centers Corp.	6,328	395
Retail Opportunity Investments Corp.	30,972	466
Rexford Industrial Realty, Inc.	18,955	1,036
RLJ Lodging Trust	135,613	1,436
Ryman Hospitality Properties, Inc.	12,900	1,055
Safehold, Inc.	7,334	210
SBA Communications Corp.	8,679	2,433
Simon Property Group, Inc.	36,497	4,288
SITE Centers Corp.	34,410	470
Sun Communities, Inc.	23,058	3,297
Sunstone Hotel Investors, Inc.	63,863	617
UDR, Inc.	36,744	1,423
Ventas, Inc.	42,247	1,903
VICI Properties, Inc.	260,803	8,450
WP Carey, Inc.	29,674	2,319

Total Real Estate Investment Trusts (Cost $81,137)		89,645

	OUNCES

COMMODITIES 11.1%
Gold Warehouse Receipts	229,043	245,468

Total Commodities (Cost $229,043)		245,468

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.6%
COMMERCIAL PAPER 1.1%
American Electric Power Co., Inc. 4.800% due 01/19/2023	$250	249
American Electric Power, Inc. 4.720% due 01/04/2023	250	250
AT&T, Inc. 4.650% due 01/03/2023	750	750
Consolidated Edison Co. of New York, Inc.
4.800% due 01/17/2023	1,250	1,247
4.800% due 01/18/2023	250	249
4.800% due 01/19/2023	500	499
4.800% due 01/20/2023	500	499
Constellation Brands, Inc. 5.000% due 01/09/2023	750	749
Crown Castle, Inc.
5.000% due 01/04/2023	500	500
5.100% due 01/09/2023	3,010	3,006
Dominion Energy, Inc. 4.750% due 01/31/2023	500	498
Electricite de France SA 5.000% due 01/20/2023	1,500	1,496
Enbridge (US), Inc.
4.700% due 01/04/2023	250	250
4.780% due 01/20/2023	500	499
4.830% due 01/26/2023	250	249
Enel Finance America LLC 6.000% due 01/12/2023	900	898
Energy Transfer LP 5.080% due 01/05/2023	1,750	1,749
Fiserv, Inc.
4.780% due 01/23/2023	500	498
4.820% due 02/01/2023	250	249
Hitachi America Capital Ltd. 4.700% due 01/04/2023	250	250
McCormick & Co., Inc. 4.750% due 01/27/2023	750	747
Medtronic Global Holdings SCA 4.750% due 01/27/2023	750	747
Mercedes-Benz Finance North America LLC 4.800% due 01/30/2023	250	249
ORACLE Corp. 4.760% due 01/27/2023	500	498
Penske Truck Leasing Co. LP 4.700% due 01/11/2023	250	250
Republic Services, Inc. 4.650% due 01/12/2023	500	499
Tampa Electric Co. 4.800% due 01/12/2023	500	499

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

Targa Resources Corp. 5.250% due 01/13/2023	750	749
Thomson Reuters Corp. 4.770% due 01/25/2023	2,000	1,993
Vodafone Group PLC 4.600% due 01/05/2023	500	500
VW Credit, Inc.
4.700% due 01/27/2023	500	498
4.800% due 01/26/2023	1,750	1,744
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023	1,000	998
4.950% due 01/18/2023	750	748

		25,353

REPURCHASE AGREEMENTS (i) 2.6%		57,112

U.S. TREASURY BILLS 0.9%
4.195% due 02/02/2023 - 03/23/2023 (c)(d)(n)	19,654	19,521

Total Short-Term Instruments (Cost $102,001)		101,986

Total Investments in Securities (Cost $2,644,647)		2,426,011

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
MUTUAL FUNDS (g) 4.6%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	13,707,826	101,027

Total Mutual Funds (Cost $123,342)		101,027

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,316	139

Total Short-Term Instruments (Cost $122)		139

Total Investments in Affiliates (Cost $123,464)		101,166

Total Investments 114.2% (Cost $2,768,111)		$2,527,177
Financial Derivative Instruments (k)(m) 0.3%(Cost or Premiums, net $7,248)		7,414
Other Assets and Liabilities, net (14.5)%		(322,389)

Net Assets 100.0%		$2,212,202

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$2,512	U.S. Treasury Bills 0.000% due 06/29/2023	$(1,861)	$2,512	$2,512
U.S. Treasury Notes 0.125% due 05/15/2023	(702)
MBC	4.310	12/28/2022	01/04/2023	54,600	U.S. Treasury Bonds 3.125% due 05/15/2048	(55,738)	54,600	54,639

Total Repurchase Agreements	$(58,301)	$57,112	$57,151

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.200%	11/14/2022	01/09/2023	$(13,630)	$(13,710)
4.210	11/14/2022	01/10/2023	(12,266)	(12,337)
4.260	12/30/2022	01/03/2023	(19,884)	(19,894)
4.340	12/08/2022	01/05/2023	(42,901)	(43,035)
4.430	12/27/2022	01/03/2023	(10,147)	(10,156)
DEU	4.340	12/30/2022	01/05/2023	(3,174)	(3,175)
4.350	12/07/2022	01/05/2023	(5,266)	(5,283)
GRE	4.380	12/09/2022	01/05/2023	(5,789)	(5,807)
JPS	4.200	11/16/2022	01/10/2023	(9,922)	(9,978)
RCY	4.340	12/08/2022	01/05/2023	(6,099)	(6,118)
4.350	12/09/2022	01/05/2023	(3,201)	(3,210)

Total Reverse Repurchase Agreements	$(132,703)

(j)	Securities with an aggregate market value of $132,421 and cash of $61 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(30,915) at a weighted average interest rate of 1.979%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude February 2023 Futures		$88.000	01/17/2023	7	7	$(10)	$(4)
Call - NYMEX Crude February 2023 Futures		90.000	01/17/2023	6	6	(9)	(2)
Put - NYMEX Natural Gas March 2023 Futures		4.000	02/23/2023	17	170	(56)	(78)
Put - NYMEX Natural Gas March 2023 Futures		4.500	02/23/2023	34	340	(194)	(260)

Total Written Options						$(269)	$(344)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month Euribor March Futures	03/2023	1,446	$375,320	$(6,636)		$116	$(77)
Australia Government 10-Year Bond March Futures	03/2023	15	1,181	(67)		1	(2)
Brent Crude March Futures	01/2023	479	41,151	3,259		1,174	0
California Carbon Allowance December Futures	12/2023	1,908	57,908	2,313		95	0
Euro-Bund March Futures	03/2023	423	60,191	(910)		607	(480)
Euro-Mill Wheat March Futures	03/2023	221	3,658	(366)		15	(77)
European Climate Exchange March Futures	03/2023	36	3,140	131		0	(79)
Iron Ore March Futures	03/2023	418	4,819	1,073		83	0
Natural Gas February Futures	01/2023	119	5,325	(1,572)		0	(100)
Natural Gas March Futures	02/2023	517	21,218	(4,380)		0	(57)
Put Options Strike @ USD 65.000 on Brent Crude March 2023 Futures (2)	01/2023	104	11	(87)		0	(5)
U.S. Treasury 2-Year Note March Futures	03/2023	279	57,217	35		0	(44)
U.S. Treasury 5-Year Note March Futures	03/2023	2,653	286,337	(2,902)		0	(228)
U.S. Treasury 10-Year Note March Futures	03/2023	836	93,880	(557)		0	(118)
United Kingdom Long Gilt March Futures	03/2023	87	10,507	(17)		12	(108)

				$(10,683)		$2,103	$(1,375)

SHORT FUTURES CONTRACTS
						Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Australia Government 10-Year Bond March Futures	03/2023	226	$(16,433)	$218		$5	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	44	0	35		0	0
Call Options Strike @ USD 90.000 on Brent Crude March 2023 Futures (2)	01/2023	146	(295)	(65)		0	(101)
Call Options Strike @ USD 95.000 on Brent Crude March 2023 Futures (2)	01/2023	38	(33)	3		0	(12)
Euro-Bobl March Futures	03/2023	384	(47,579)	1,516		177	(107)
Euro-BTP Italy Government Bond March Futures	03/2023	249	(28,016)	392		35	(32)
Euro-BTP March Futures	03/2023	540	(62,960)	4,665		647	(515)
Euro-Buxl 30-Year Bond March Futures	03/2023	556	(80,491)	12,017		2,083	(357)
Euro-Oat March Futures	03/2023	232	(31,614)	2,239		288	(161)
Euro-Schatz March Futures	03/2023	5,392	(608,470)	7,339		750	(317)
Gold 100 oz. February Futures	02/2023	405	(73,961)	(1,240)		0	(23)
Japan Government 10-Year Bond March Futures	03/2023	210	(232,754)	4,310		320	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	44	(269)	(225)		21	(46)
Put Options Strike @ USD 25.000 on Brent Crude December 2023 Futures (2)	12/2023	41	(41)	63		0	0
U.S. Treasury Long-Term Bond March Futures	03/2023	849	(106,417)	366		133	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	487	(65,410)	3,283		243	0
U.S. Ultra Treasury Note March Futures	03/2023	1,121	(132,593)	1,457		70	0

				$36,373		$4,772	$(1,671)

Total Futures Contracts				$25,690		$6,875	$(3,046)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%		Quarterly	06/20/2024		$4,988	$(125)	$118	$(7)	$0	$0
CDX.EM-32 5-Year Index	1.000		Quarterly	12/20/2024		1,870	(59)	51	(8)	0	0
CDX.EM-34 5-Year Index	1.000		Quarterly	12/20/2025		5,612	(185)	(81)	(266)	4	0
CDX.EM-36 5-Year Index	1.000		Quarterly	12/20/2026		5,520	(200)	(14)	(214)	0	0
CDX.EM-38 5-Year Index	1.000		Quarterly	12/20/2027		2,100	(174)	52	(122)	0	0

							$(743)	$126	$(617)	$4	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2042	GBP	12,800	$6,438	$219	$6,657	$24	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	6	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	197	50	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$2,800	131	116	247	5	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	19	13	32	1	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		27,500	0	2,269	2,269	39	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		14,700	0	1,209	1,209	21	0
Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		5,700	0	(1,474)	(1,474)	0	(33)
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		3,000	0	(822)	(822)	0	(17)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	1,400	(5)	(60)	(65)	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		3,000	(15)	(302)	(317)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(525)	(553)	0	(13)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(430)	(462)	0	(10)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(595)	(619)	0	(15)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(266)	(277)	0	(7)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032		21,800	(220)	(6,121)	(6,341)	0	(98)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032		21,100	(429)	(5,716)	(6,145)	0	(94)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,604	1,827	28	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	1,872	1,874	29	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,107	3,543	55	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		23,400	53	699	752	32	0
Pay	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	407	407	29	0
Pay	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	337	342	25	0
Pay	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	112	112	10	0
Pay	CPTFEMU	2.359	Maturity	08/15/2030		9,900	53	356	409	34	0
Receive	CPTFEMU	1.380	Maturity	03/15/2031		23,900	(174)	(4,917)	(5,091)	0	(63)
Pay	CPTFEMU	2.600	Maturity	05/15/2032		10,200	52	370	422	34	0
Pay	CPTFEMU	2.570	Maturity	06/15/2032		12,000	0	348	348	38	0
Pay	CPTFEMU	2.720	Maturity	06/15/2032		8,100	(60)	170	110	26	0
Pay	CPTFEMU	2.470	Maturity	07/15/2032		5,300	0	203	203	16	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037		6,550	8	(391)	(383)	0	(17)
Receive	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	(135)	(134)	3	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	(125)	(185)	4	0
Receive	CPTFEMU	2.550	Maturity	04/15/2052		900	1	(73)	(72)	1	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(111)	(111)	1	0
Receive	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	(33)	(33)	3	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		10,870	(453)	1,435	982	0	(6)
Pay	CPURNSA	2.263	Maturity	05/09/2023		1,820	(89)	241	152	2	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		5,590	(278)	739	461	7	0
Pay	CPURNSA	2.314	Maturity	02/26/2026		13,700	0	1,319	1,319	0	(7)
Pay	CPURNSA	2.419	Maturity	03/05/2026		15,300	0	1,396	1,396	0	(3)
Pay	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	818	818	2	0
Pay	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	378	378	1	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	749	749	3	0
Pay	CPURNSA	2.690	Maturity	06/01/2026		600	0	44	44	0	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(824)	(419)	2	0
Receive	CPURNSA	2.352	Maturity	05/09/2028		1,820	166	(322)	(156)	0	(1)
Receive	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(486)	(233)	0	(1)
Receive	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(992)	(473)	0	(2)
Pay	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	72	72	0	0
Receive	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,235)	(780)	0	(1)
Receive	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(224)	(169)	0	0
Receive	CPURNSA	1.280	Maturity	05/19/2030		4,500	(154)	(719)	(873)	0	(2)
Pay	UKRPI	6.290	Maturity	03/15/2024	GBP	39,100	(21)	2,942	2,921	8	0
Pay	UKRPI	6.440	Maturity	05/15/2024		6,300	0	365	365	1	0
Pay	UKRPI	6.600	Maturity	05/15/2024		29,100	41	1,532	1,573	7	0
Pay	UKRPI	5.200	Maturity	06/15/2024		7,600	0	387	387	0	(2)
Pay	UKRPI	5.330	Maturity	06/15/2024		33,000	0	1,579	1,579	0	(10)
Receive	UKRPI	3.850	Maturity	09/15/2024		6,500	477	(1,475)	(998)	0	(5)
Receive	UKRPI	3.330	Maturity	01/15/2025		65,400	1,648	(14,211)	(12,563)	0	(44)
Pay	UKRPI	4.615	Maturity	02/15/2027		8,700	0	788	788	22	0
Pay	UKRPI	4.626	Maturity	02/15/2027		10,200	7	911	918	26	0
Receive	UKRPI	3.513	Maturity	09/15/2028		3,900	225	(940)	(715)	0	(20)
Receive	UKRPI	3.593	Maturity	11/15/2028		2,670	194	(649)	(455)	0	(11)
Receive	UKRPI	3.595	Maturity	11/15/2028		1,400	102	(340)	(238)	0	(6)
Receive	UKRPI	3.633	Maturity	12/15/2028		2,800	224	(687)	(463)	0	(13)
Receive	UKRPI	3.475	Maturity	08/15/2030		20,700	255	(4,998)	(4,743)	0	(127)
Receive	UKRPI	3.750	Maturity	04/15/2031		11,720	3	(2,362)	(2,359)	0	(70)
Receive	UKRPI	4.140	Maturity	10/15/2031		11,600	(137)	(1,325)	(1,462)	0	(72)
Pay	UKRPI	4.300	Maturity	01/15/2032		7,600	17	583	600	44	0
Pay	UKRPI	4.125	Maturity	09/15/2032		3,060	0	38	38	19	0
Pay	UKRPI	4.130	Maturity	09/15/2032		13,740	1	161	162	84	0
Pay	UKRPI	4.000	Maturity	10/15/2032		7,100	0	197	197	45	0
Pay	UKRPI	4.143	Maturity	10/15/2032		11,000	0	115	115	70	0
Receive	UKRPI	3.566	Maturity	03/15/2036		14,270	(93)	(2,818)	(2,911)	0	(118)
Pay	UKRPI	3.720	Maturity	09/15/2037		5,700	0	204	204	47	0

							$10,035	$(26,096)	$(16,061)	$855	$(896)

Total Swap Agreements							$9,292	$(25,970)	$(16,678)	$859	$(896)

(l)

Securities with an aggregate market value of $43,910 and cash of $13,217 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin liability of $(1,645) for closed futures is outstanding at period end.
(2)	Future styled option.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2023			$1,046		GBP	862	$0		$(4)
		01/2023			6,842		HUF	3,096,531	1,435		0
		01/2023			471		RON	2,382	45		0
		01/2023			708		ZAR	12,587	32		0
		02/2023			370		6,633		19		0
		03/2023			646		11,411		21		0
BPS		01/2023			5,004		EUR	4,692	21		0
		01/2023			4,024		ILS	13,793	0		(98)
		01/2023			31		THB	1,067	0		0
		02/2023			504		IDR	7,932,707	8		0
		02/2023			518		ZAR	9,298	27		0
		03/2023		TWD	54,696		$1,814		21		0
		03/2023			$2,497		COP	12,221,839	0		(9)
		03/2023			20,002		INR	1,659,308	0		(35)
		03/2023			6,814		MXN	137,341	136		0
		03/2023			430		PEN	1,672	7		0
		03/2023			121		TWD	3,646	0		(1)
BRC		01/2023		CZK	35,975		$1,527		0		(64)
		01/2023		EUR	205		219		0		0
		01/2023			$1,884		EUR	1,771	13		0
		01/2023			3,774		MYR	17,857	308		0
		01/2023			5,357		PHP	299,018	20		0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023		20,195	SGD	27,194	115	0
CBK	01/2023	BRL	68,647		$13,108	106	0
	01/2023	CLP	2,021,233		2,272	0	(109)
	01/2023	DKK	15,570		2,194	0	(49)
	01/2023	JPY	972,900		7,138	0	(280)
	01/2023	KRW	6,174,700		4,899	0	(6)
	01/2023	PEN	6,974		1,739	0	(94)
	01/2023	PLN	6,659		1,450	0	(69)
	01/2023		$14,362	BRL	75,378	0	(85)
	01/2023		2,121	CLP	2,020,551	260	0
	01/2023		1,394	DKK	9,705	4	0
	01/2023		8,296	EUR	7,812	70	0
	01/2023		1,772	PEN	6,994	66	0
	02/2023	BRL	10,025		$1,858	0	(31)
	02/2023		$13,027	BRL	68,647	0	(96)
	02/2023		2,272	CLP	2,032,366	111	0
	03/2023	IDR	29,969,716		$1,926	0	(8)
	03/2023		$133	PEN	533	7	0
DUB	01/2023	DKK	502,876		$70,877	0	(1,547)
	01/2023		$5,511	TRY	112,764	474	0
	03/2023	MXN	27,937		$1,406	0	(8)
GLM	01/2023		$1,743	MYR	7,707	19	0
	01/2023		17,055	PLN	86,478	2,671	0
	01/2023		14,044	THB	489,496	110	0
	01/2023		379	ZAR	6,776	19	0
	02/2023		1,430	COP	6,512,852	0	(99)
	03/2023	COP	6,524,068		$1,353	25	0
	03/2023		$2,043	CLP	1,861,335	131	0
	03/2023		1,352	COP	6,524,068	0	(24)
	03/2023		14,674	MXN	301,662	593	0
	05/2023		560	PEN	2,267	31	0
	05/2023		105	ZAR	1,759	0	(3)
JPM	01/2023	GBP	12,795		$15,450	0	(21)
	01/2023	THB	87,407		2,535	8	0
	01/2023		$8,629	CNY	60,060	67	0
	01/2023		2,168	DKK	15,480	61	0
	01/2023	ZAR	11,150		$636	0	(20)
	02/2023		$870	IDR	13,701,578	15	0
	02/2023		3,528	TWD	107,117	0	(27)
	03/2023	MXN	26,607		$1,361	14	0
	03/2023		$15,498	CNY	107,214	80	0
	03/2023		2,528	IDR	39,572,631	26	0
MBC	01/2023	AUD	285		$191	0	(3)
	01/2023	DKK	454,745		64,237	0	(1,255)
	01/2023	EUR	200,908		210,613	0	(4,541)
	01/2023	GBP	314		383	3	0
	01/2023	JPY	1,860,808		13,514	0	(674)
	01/2023	TRY	26,615		1,366	0	(34)
	01/2023		$3,538	DKK	25,300	106	0
	01/2023		17,595	EUR	16,664	251	0
	01/2023		3,407	JPY	447,900	8	0
	02/2023	MXN	134,480		$6,561	0	(298)
	03/2023	COP	5,697,771		1,249	89	0
	03/2023		$1,534	IDR	24,018,547	16	0
MYI	01/2023	AUD	9,031		$6,065	0	(86)
	01/2023	JPY	8,881,054		64,780	0	(2,937)
	01/2023	MYR	11,569		2,601	0	(44)
	01/2023		$967	MYR	4,576	79	0
	02/2023		6,496	TWD	198,037	0	(23)
	03/2023		2,158	IDR	33,841,718	27	0
RBC	01/2023	AUD	104		$70	0	(1)
	03/2023	MXN	985		49	0	(1)
	04/2023		$11,216	MXN	232,485	483	0
SCX	01/2023	AUD	606		$408	0	(4)
	01/2023		$26,986	KRW	35,659,237	1,339	0
	01/2023		427	PEN	1,642	5	0
	02/2023		916	IDR	14,417,122	15	0
	02/2023		9,712	TWD	298,832	61	0
	03/2023	INR	4,188		$51	0	0
	04/2023		$491	ZAR	9,039	36	0
SOG	01/2023		4,751	RON	24,136	475	0
	01/2023		337	ZAR	5,976	15	0
SSB	01/2023		6,932	MYR	32,585	518	0
UAG	01/2023	BRL	6,731		$1,274	0	(1)
	01/2023	HUF	602,038		1,434	0	(175)
	01/2023		$11,198	CZK	284,790	1,397	0
	01/2023		8,832	TRY	180,800	762	0
	01/2023		520	ZAR	9,317	28	0
	02/2023		1,348	IDR	21,397,248	34	0
	03/2023		1,328	ZAR	23,738	59	0

Total Forward Foreign Currency Contracts						$13,002	$(12,864)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410%	02/02/2023	88,300	$442	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	46,500	256	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	11,000	683	2,446
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	56,800	606	35
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	49,500	302	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	87,700	448	0
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	161,900	1,943	193
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	22,600	1,419	4,854

Total Purchased Options							$6,099	$7,528

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	6,400	$(11)	$(1)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,900	$(86)	$(97)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	700	(5)	0

							$(91)	$(97)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558%	02/02/2023	19,300	$(442)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	10,500	(260)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	54,000	(680)	(3,500)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	31,500	(622)	(53)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	8,700	(191)	(20)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	8,700	(191)	(550)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	11,100	(130)	(29)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	11,100	(154)	(364)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	11,100	(307)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	19,200	(449)	0
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	110,100	(1,453)	(7,319)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	89,200	(1,945)	(264)

							$(6,824)	$(12,099)

Total Written Options							$(6,926)	$(12,197)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index			0.500%	Monthly	11/17/2059	$3,200	$(95)	$88	$0	$(7)
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	2,600	(121)	123	2	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	2,285	(141)	140	0	(1)
MYC	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	13,300	(440)	411	0	(29)
UAG	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	5,200	(151)	140	0	(11)

								$(948)	$902	$2	$(48)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA		0.000%	Maturity	07/20/2026	$1,900	$0	$(273)	$0	$(273)
	Receive	CPURNSA		0.000	Maturity	09/20/2026	900	0	(128)	0	(128)

								$0	$(401)	$0	$(401)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	DWRTFT Index	1,047	4.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	$11,540	$0	$(66)	$0	$(66)
CIB	Receive	PIMCODB Index	787,480	0.000%	Monthly	02/15/2023	149,867	0	4,016	4,016	0
JPM	Receive	JMABNIC5 Index	587,835	0.000%	Monthly	02/15/2023	104,448	0	3,791	3,791	0
	Receive	DWRTFT Index	6,240	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	68,775	0	(282)	0	(282)
MAC	Receive	PIMCODB Index	956,625	0.000%	Monthly	02/15/2023	176,112	0	4,312	4,312	0
MYI	Receive	DWRTFT Index	1,650	4.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	19,191	0	(1,060)	0	(1,060)
	Receive	DWRTFT Index	392	4.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	4,320	0	(18)	0	(18)
	Receive	DWRTFT Index	88	4.500% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	970	0	(4)	0	(4)
RBC	Receive	DWRTFT Index	2,165	4.690% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/03/2023	23,862	0	(100)	0	(100)

								$0	$10,589	$12,119	$(1,530)

Total Swap Agreements								$(948)	$11,090	$12,121	$(1,979)

(n)

Securities with an aggregate market value of $18,562 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$136,592	$0	$136,592
Industrials	0	1,023	0	1,023
Utilities	0	410	0	410
U.S. Government Agencies	0	193,733	0	193,733
U.S. Treasury Obligations	0	1,122,418	0	1,122,418
Non-Agency Mortgage-Backed Securities	0	21,709	0	21,709
Asset-Backed Securities	0	244,528	0	244,528
Sovereign Issues	0	253,130	0	253,130
Common Stocks
Communication Services	4,204	0	0	4,204
Consumer Discretionary	509	0	0	509
Financials	2,427	0	0	2,427
Health Care	4,794	0	0	4,794
Real Estate	1,264	0	0	1,264
Utilities	1,166	0	0	1,166
Preferred Securities
Banking & Finance	0	1,005	0	1,005
Real Estate Investment Trusts
Real Estate	89,645	0	0	89,645
Commodities	0	245,468	0	245,468
Short-Term Instruments
Commercial Paper	0	25,353	0	25,353
Repurchase Agreements	0	57,112	0	57,112
U.S. Treasury Bills	0	19,521	0	19,521

	$104,009	$2,322,002	$0	$2,426,011
Investments in Affiliates, at Value
Mutual Funds	101,027	0	0	101,027
Short-Term Instruments
Central Funds Used for Cash Management Purposes	139	0	0	139

	$101,166	$0	$0	$101,166

Total Investments	$205,175	$2,322,002	$0	$2,527,177

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,429	1,305	0	7,734
Over the counter	0	32,651	0	32,651

	$6,429	$33,956	$0	$40,385
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,000)	(1,286)	0	(4,286)
Over the counter	0	(27,040)	0	(27,040)

	$(3,000)	$(28,326)	$0	$(31,326)

Total Financial Derivative Instruments	$3,429	$5,630	$0	$9,059

Totals	$208,604	$2,327,632	$0	$2,536,236

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$4,830	$1,318
1.000% due 07/09/2029		126	34
3.500% due 07/09/2041 þ		920	264

Total Argentina (Cost $3,368)			1,616

AUSTRALIA 1.3%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust
5.022% due 12/05/2059 ~		$111	111
5.102% due 09/05/2057 •		2,446	2,445
RESIMAC Premier 5.267% due 02/07/2052 •		1,928	1,923

			4,479

SOVEREIGN ISSUES 1.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	145,600	88,572
1.000% due 11/21/2031		23,500	12,414
1.250% due 05/21/2032		7,800	4,165
1.750% due 06/21/2051		8,800	3,472
2.500% due 05/21/2030		15,800	9,786
4.500% due 04/21/2033		40,700	28,753

			147,162

Total Australia (Cost $178,091)			151,641

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG
4.250% due 10/15/2027 •(f)(g)	EUR	1,000	851
6.500% due 04/15/2024 •(f)(g)		1,400	1,466

Total Austria (Cost $2,968)			2,317

CANADA 1.0%
CORPORATE BONDS & NOTES 0.1%
CGI, Inc. 1.450% due 09/14/2026		$2,200	1,948
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	8,619

			10,567

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	8,346	5,647
2.867% due 02/12/2055 ~		16,700	10,647
3.072% due 08/12/2053		1,604	1,175
3.650% due 08/12/2053		6,200	4,368

			21,837

SOVEREIGN ISSUES 0.7%
Canada Government International Bond 2.000% due 12/01/2051		94,850	53,263
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)		11,975	9,209
Province of Ontario 2.500% due 04/27/2026		$4,000	3,754

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Province of Quebec 3.000% due 09/01/2023	CAD	19,200	14,033

			80,259

Total Canada (Cost $142,971)			112,663

CAYMAN ISLANDS 6.5%
ASSET-BACKED SECURITIES 6.2%
ACAS CLO Ltd. 5.084% due 10/18/2028 •		$22,081	21,805
ACREC Ltd. 5.476% due 10/16/2036 ~		14,500	13,978
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		21,299	21,010
5.465% due 07/22/2032 ~		8,250	8,072
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		12,836	12,629
Arbor Realty Commercial Real Estate Notes Ltd.
5.257% due 01/15/2037 •		31,200	30,405
5.668% due 11/15/2036 •		30,600	29,590
Ares CLO Ltd. 4.949% due 01/15/2029 ~		22,177	21,890
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		9,800	9,676
5.109% due 01/17/2032 ~		5,700	5,581
5.159% due 07/15/2032 •		6,500	6,355
5.243% due 07/20/2029 ~		3,663	3,644
Carlyle Global Market Strategies CLO Ltd. 5.600% due 08/14/2030 ~		28,277	27,970
Crestline Denali CLO Ltd. 5.465% due 10/23/2031 ~		9,850	9,666
Dryden Senior Loan Fund 5.099% due 04/15/2029 ~		13,694	13,548
Galaxy CLO Ltd. 5.049% due 10/15/2030 •		22,950	22,446
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		13,000	12,841
GPMT Ltd. 5.589% due 07/16/2035 •		10,023	9,836
KKR CLO Ltd. 5.029% due 07/15/2030 •		10,999	10,799
LCM Ltd. 5.063% due 07/20/2030 •		18,945	18,730
LoanCore Issuer Ltd.
5.358% due 01/17/2037 ~		11,600	11,251
5.618% due 11/15/2038 ~		29,800	28,497
Madison Park Funding Ltd. 5.478% due 04/25/2032 •		7,200	7,087
Magnetite Ltd. 5.486% due 11/15/2028 ~		10,226	10,115
Marble Point CLO Ltd. 5.119% due 10/15/2030 •		11,050	10,837
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~		7,907	7,718
MidOcean Credit CLO 5.725% due 02/20/2031 ~		11,500	11,305
MKS CLO Ltd. 5.243% due 07/20/2030 •		7,277	7,150
OSD CLO Ltd. 4.949% due 04/17/2031 ~		10,959	10,781
OZLM Ltd.
5.059% due 10/17/2029 •		22,728	22,400
5.403% due 07/20/2032 ~		15,500	15,125
Palmer Square Loan Funding Ltd. 4.879% due 10/15/2029 ~		8,431	8,309
Romark CLO Ltd. 5.355% due 10/23/2030 ~		17,900	17,582
Sound Point CLO Ltd.
5.225% due 01/23/2029 ~		16,129	15,929
5.293% due 10/20/2028 •		11,824	11,730
5.453% due 07/20/2032 ~		15,350	14,831
Starwood Mortgage Trust 5.157% due 11/15/2038 •		21,900	21,217
Stratus CLO Ltd. 5.143% due 12/28/2029 •		9,745	9,633
Symphony CLO Ltd.
4.959% due 04/15/2028 •		2,091	2,077
4.961% due 07/14/2026 ~		373	374
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		12,309	12,123
TCW CLO Ltd. 5.328% due 04/25/2031 ~		25,400	25,013
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		9,550	9,294

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

TICP CLO Ltd.
5.083% due 04/20/2028 ~		8,033	8,009
5.083% due 04/20/2028 •		5,760	5,743
Venture CLO Ltd.
4.959% due 04/15/2027 ~		3,075	3,071
5.143% due 10/20/2028 •		9,982	9,860
5.233% due 07/20/2030 •		20,200	19,778
5.766% due 08/28/2029 •		19,273	19,076
Vibrant CLO Ltd.
5.283% due 09/15/2030 •		10,259	10,096
5.363% due 07/20/2032 •		8,800	8,568
Voya CLO Ltd. 5.079% due 10/15/2030 •		10,300	10,117
Wellfleet CLO Ltd. 5.133% due 07/20/2029 •		7,208	7,115

			702,282

CORPORATE BONDS & NOTES 0.3%
KSA Sukuk Ltd. 5.268% due 10/25/2028		13,000	13,529
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,400	3,012
SA Global Sukuk Ltd. 2.694% due 06/17/2031		6,700	5,739
Sands China Ltd.
5.625% due 08/08/2025		4,100	3,925
5.900% due 08/08/2028		9,200	8,627
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,194

			36,026

Total Cayman Islands (Cost $753,424)			738,308

CHINA 2.3%
SOVEREIGN ISSUES 2.3%
China Government International Bond
2.370% due 01/20/2027	CNY	13,600	1,940
2.680% due 05/21/2030		224,100	31,908
3.010% due 05/13/2028		79,300	11,580
3.280% due 12/03/2027		500	74
3.530% due 10/18/2051		707,500	106,991
3.720% due 04/12/2051		242,400	37,793
3.810% due 09/14/2050		454,200	71,759

Total China (Cost $278,204)			262,045

DENMARK 2.7%
CORPORATE BONDS & NOTES 2.7%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	935,662	95,968
1.500% due 10/01/2053		83,251	8,920
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		540,361	54,264
1.500% due 10/01/2053		46,847	5,204
Nykredit Realkredit AS
1.000% due 10/01/2050		768,413	80,461
1.000% due 10/01/2053		29,434	3,096
1.500% due 10/01/2053		257,947	28,051
Realkredit Danmark AS
1.000% due 10/01/2050		258,726	27,474
1.000% due 10/01/2053		12,496	1,313
1.500% due 10/01/2053		66,108	7,163

Total Denmark (Cost $444,769)			311,914

FRANCE 2.5%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas SA
1.675% due 06/30/2027 •		$16,500	14,379
2.591% due 01/20/2028 •		15,100	13,301
Dexia Credit Local SA 3.250% due 09/26/2023		6,800	6,721
Societe Generale SA
1.488% due 12/14/2026 •		49,200	42,813
2.797% due 01/19/2028 •		7,400	6,484

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

3.337% due 01/21/2033 •		7,800	6,162

			89,860

SOVEREIGN ISSUES 1.7%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	7,744
0.750% due 05/25/2052		89,850	50,793
2.000% due 05/25/2048		117,900	97,560
3.250% due 05/25/2045		38,900	41,079

			197,176

Total France (Cost $416,097)			287,036

GERMANY 1.9%
CORPORATE BONDS & NOTES 1.9%
Deutsche Bank AG
0.898% due 05/28/2024 (h)		$8,700	8,139
1.000% due 11/19/2025 •	EUR	200	200
1.625% due 01/20/2027		42,200	39,898
1.750% due 11/19/2030 •		4,400	3,709
2.129% due 11/24/2026 •(h)		$10,600	9,362
2.222% due 09/18/2024 •		32,000	30,915
2.552% due 01/07/2028 •		22,600	19,241
2.625% due 12/16/2024	GBP	5,100	5,733
2.625% due 02/12/2026	EUR	18,800	19,013
3.035% due 05/28/2032 •(h)		$9,900	7,526
3.547% due 09/18/2031 •		9,700	7,797
3.729% due 01/14/2032 •(h)		4,200	3,088
3.961% due 11/26/2025 •		29,550	28,258
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	9,400	9,207
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		1,400	1,272
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$2,900	2,551
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	9,496
Schaeffler AG 3.375% due 10/12/2028	EUR	5,000	4,675
ZF Finance GmbH 2.000% due 05/06/2027		1,100	967

Total Germany (Cost $249,318)			211,047

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bond 7.625% due 03/29/2041		$600	658

Total Hungary (Cost $639)			658

IRELAND 1.6%
ASSET-BACKED SECURITIES 1.4%
Accunia European CLO DAC 2.328% due 07/15/2030 •	EUR	5,529	5,801
Armada Euro CLO DAC 2.098% due 07/15/2031 •		15,000	15,598
Aurium CLO DAC 2.048% due 04/16/2030 ~		7,471	7,840
Blackrock European CLO DAC 1.998% due 10/15/2031 ~		7,000	7,266
BNPP AM Euro CLO DAC 2.028% due 10/15/2031 •		1,874	1,967
Cairn CLO DAC
2.178% due 04/30/2031 ~		11,841	12,364
2.275% due 01/31/2030 •		3,550	3,725
Carlyle Euro CLO DAC 2.078% due 01/15/2031 ~		18,991	19,838
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~		15,650	16,269
2.112% due 07/21/2030 ~		7,255	7,613
2.676% due 09/15/2031 ~		6,400	6,667
Harvest CLO DAC 2.018% due 10/15/2031 •		10,000	10,405
Jubilee CLO DAC
1.988% due 04/15/2030 •		11,000	11,511
2.028% due 04/15/2031 •		8,700	9,051
Man GLG Euro CLO DAC
2.058% due 10/15/2030 •		4,787	5,006

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

2.248% due 01/15/2030 •		5,030	5,265
2.736% due 12/15/2031 ~		15,850	16,460

			162,646

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$6,900	6,641
1.650% due 10/29/2024		5,500	5,077
1.750% due 10/29/2024		5,000	4,601
2.450% due 10/29/2026		3,600	3,153

			19,472

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit DAC 2.803% due 02/17/2030 •	EUR	2,640	2,704
Shamrock Residential DAC 2.744% due 01/24/2061 ~		2,269	2,373

			5,077

Total Ireland (Cost $211,719)			187,195

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	29,559
4.125% due 01/17/2048		$300	264

Total Israel (Cost $34,698)			29,823

ITALY 0.6%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	14,118
2.625% due 04/28/2025		8,000	7,771
3.625% due 09/24/2024		1,500	1,528
UniCredit SpA
2.200% due 07/22/2027 •		3,550	3,448
7.500% due 06/03/2026 •(f)(g)		4,800	5,010
7.830% due 12/04/2023		$22,190	22,425

			54,300

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	7,205

Total Italy (Cost $70,923)			61,505

JAPAN 5.5%
CORPORATE BONDS & NOTES 0.8%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$9,600	9,448
5.387% (US0003M + 0.630%) due 05/25/2024 ~		18,500	18,401
5.735% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,770
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		9,800	9,113
4.345% due 09/17/2027		13,200	11,990
4.810% due 09/17/2030		12,600	10,721
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	9,031
Olympus Corp. 2.143% due 12/08/2026		8,700	7,699
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	4,495

			92,668

SOVEREIGN ISSUES 4.7%
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$43,400	38,892
3.375% due 09/27/2023		12,600	12,443
Japan Government International Bond
0.100% due 03/01/2023	JPY	2,628,000	20,030
0.100% due 03/10/2028 (e)		10,586,921	83,452
0.500% due 09/20/2046		10,110,000	62,792
0.500% due 03/20/2049		11,846,000	70,690
0.700% due 12/20/2048		11,590,000	73,196
0.700% due 06/20/2051		9,715,000	59,485

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

0.700% due 12/20/2051		590,000	3,602
1.000% due 03/20/2052		2,860,000	18,907
1.100% due 09/20/2042		4,160,000	30,703
1.300% due 06/20/2052		1,760,000	12,618
Tokyo Metropolitan Government 0.750% due 07/16/2025		$45,200	40,720

			527,530

Total Japan (Cost $774,307)			620,198

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Aroundtown SA 1.625% due 01/31/2028	EUR	2,200	1,559
Logicor Financing SARL 1.625% due 07/15/2027		1,300	1,133

Total Luxembourg (Cost $4,032)			2,692

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,125
4.550% due 04/21/2050		3,300	2,959
4.800% due 04/21/2060		4,200	3,868

			9,952

SOVEREIGN ISSUES 0.7%
Malaysia Government International Bond
3.480% due 03/15/2023	MYR	223,200	50,720
3.757% due 04/20/2023		50,500	11,486
Malaysia Government Investment Issue 3.151% due 05/15/2023		52,500	11,922

			74,128

Total Malaysia (Cost $81,161)			84,080

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	4,972

Total Mexico (Cost $5,665)			4,972

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.2%
Enel Finance International NV 2.650% due 09/10/2024		$26,100	24,989
ING Groep NV 3.875% due 05/16/2027 •(f)(g)		1,800	1,321

			26,310

SOVEREIGN ISSUES 0.1%
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	7,515

Total Netherlands (Cost $35,861)			33,825

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	14,200	7,179

Total New Zealand (Cost $10,017)			7,179

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	12,756

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total Norway (Cost $15,058)			12,756

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,757
3.230% due 07/28/2121		3,300	1,928
5.350% due 08/12/2040	PEN	32,500	6,407
5.400% due 08/12/2034		18,300	3,871
5.940% due 02/12/2029		79,830	19,302
6.350% due 08/12/2028		286,000	71,677
6.950% due 08/12/2031		600	149
8.200% due 08/12/2026		45,200	12,468

Total Peru (Cost $154,652)			118,559

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy Trading LLC
2.250% due 07/12/2031		$10,200	8,468
3.125% due 07/12/2041		1,600	1,235
3.300% due 07/12/2051		4,600	3,408

			13,111

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		11,800	11,756

Total Qatar (Cost $28,029)			24,867

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	7,105
1.750% due 07/13/2030		12,500	9,350
2.000% due 01/28/2032		1,400	1,005
2.000% due 04/14/2033		1,700	1,171
2.124% due 07/16/2031		800	593
2.125% due 03/07/2028		14,800	13,262
2.625% due 12/02/2040		7,700	4,618
2.750% due 04/14/2041		4,445	2,683
2.875% due 04/13/2042		17,900	10,776
3.750% due 02/07/2034		12,500	10,019

Total Romania (Cost $95,569)			60,582

SAUDI ARABIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$1,200	991

Total Saudi Arabia (Cost $1,038)			991

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	8,300	6,408
2.050% due 09/23/2036		6,900	4,187

Total Serbia (Cost $17,503)			10,595

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	18,677
2.375% due 12/10/2027		25,830,000	19,131
2.375% due 12/10/2028		115,240,000	84,515
2.625% due 06/10/2028		80,130,000	59,820
5.500% due 03/10/2028		25,830,000	22,059

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total South Korea (Cost $248,990)			204,202

SPAIN 0.9%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)	EUR	3,400	3,507
Banco Santander SA 1.849% due 03/25/2026		$4,400	3,888
Merlin Properties Socimi SA 2.225% due 04/25/2023	EUR	5,200	5,550

			12,945

SOVEREIGN ISSUES 0.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035		3,500	3,640
Spain Government International Bond
0.850% due 07/30/2037		21,900	15,535
1.450% due 10/31/2071		26,890	13,207
1.900% due 10/31/2052		6,450	4,399
3.450% due 07/30/2066		58,320	55,214
5.250% due 04/06/2029	GBP	900	1,120

			93,115

Total Spain (Cost $184,302)			106,060

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Bank for Reconstruction & Development
0.500% due 09/01/2023	AUD	1,700	1,131
0.500% due 12/21/2023		500	329
European Investment Bank
0.500% due 06/21/2023		13,600	9,121
0.500% due 08/10/2023		20,700	13,812
Inter-American Development Bank 2.500% due 04/14/2027		15,000	9,457

Total Supranational (Cost $41,936)			33,850

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$29,614	28,747
Credit Suisse Group AG
3.800% due 06/09/2023		11,200	10,908
3.869% due 01/12/2029 •		7,680	6,167
4.194% due 04/01/2031 •		17,800	13,852
4.282% due 01/09/2028		900	747
6.250% due 12/18/2024 •(f)(g)		1,600	1,261
6.373% due 07/15/2026 •		13,100	12,311
6.375% due 08/21/2026 •(f)(g)		5,400	3,883
6.537% due 08/12/2033 •		23,600	20,765
7.250% due 09/12/2025 •(f)(g)		1,400	1,007
7.500% due 07/17/2023 •(f)(g)		2,800	2,245
7.500% due 12/11/2023 •(f)(g)		5,625	4,927
UBS AG 5.125% due 05/15/2024 (g)		18,733	18,530
UBS Group AG
4.703% due 08/05/2027 •		4,600	4,452
4.751% due 05/12/2028 •		4,100	3,930

Total Switzerland (Cost $148,720)			133,732

THAILAND 0.5%
SOVEREIGN ISSUES 0.5%
Thailand Government International Bond
3.390% due 06/17/2037	THB	401,804	12,086
3.450% due 06/17/2043		1,601,800	46,952

Total Thailand (Cost $55,826)			59,038

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$6,600	6,987

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total United Arab Emirates (Cost $6,508)			6,987

UNITED KINGDOM 7.0%
CORPORATE BONDS & NOTES 2.3%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	16,457
Barclays PLC
4.338% due 05/16/2024 •		$800	795
4.375% due 01/12/2026		550	533
6.024% (US0003M + 1.380%) due 05/16/2024 ~		5,200	5,200
6.375% due 12/15/2025 •(f)(g)	GBP	1,600	1,778
7.750% due 09/15/2023 •(f)(g)		$2,600	2,545
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		7,100	6,758
HSBC Holdings PLC
2.251% due 11/22/2027 •		16,000	13,878
3.973% due 05/22/2030 •		5,000	4,386
4.041% due 03/13/2028 •		4,100	3,784
4.150% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	8,885	6,044
4.292% due 09/12/2026 •		$11,000	10,533
4.583% due 06/19/2029 •		7,400	6,826
6.115% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,356
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	4,379
Marks & Spencer PLC 3.750% due 05/19/2026		2,321	2,453
Nationwide Building Society
2.972% due 02/16/2028 •		$13,800	12,149
3.766% due 03/08/2024 •		16,700	16,610
NatWest Group PLC
4.500% due 03/31/2028 •(f)(g)	GBP	3,300	3,072
4.892% due 05/18/2029 •		$300	284
5.076% due 01/27/2030 •		5,732	5,411
5.516% due 09/30/2028 •		10,500	10,389
Rolls-Royce PLC 3.625% due 10/14/2025		1,500	1,388
Santander U.K. Group Holdings PLC
3.373% due 01/05/2024 •		5,000	5,000
4.750% due 09/15/2025		450	429
4.796% due 11/15/2024 •		900	885
Santander U.K. PLC 3.782% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	36,600	44,186
Standard Chartered PLC
0.991% due 01/12/2025 •		$14,000	13,232
1.822% due 11/23/2025 •		11,900	10,877
2.608% due 01/12/2028 •		11,100	9,642
3.785% due 05/21/2025 •		23,100	22,304
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	6,089	6,643

			258,206

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Avon Finance PLC 4.331% due 09/20/2048 •		15,806	18,748
Business Mortgage Finance PLC 4.359% due 02/15/2041 •		653	786
EuroMASTR PLC 3.996% due 06/15/2040 ~		95	106
Eurosail PLC
2.165% due 03/13/2045 •	EUR	28	30
2.286% due 12/15/2044 ~		7,361	7,562
3.671% due 03/13/2045 •	GBP	5	6
4.211% due 09/13/2045 •		916	1,067
4.461% due 06/13/2045 •		374	447
Finsbury Square PLC
4.209% (SONIO/N + 0.800%) due 03/16/2070 ~		5,488	6,619
4.419% due 12/16/2069 •		2,106	2,545
4.709% due 06/16/2070 ~		4,503	5,433
Great Hall Mortgages PLC
2.192% due 03/18/2039 •	EUR	387	408
2.212% due 06/18/2038 •		5	5
3.685% due 06/18/2039 •	GBP	10	12
3.695% due 06/18/2038 ~		181	215
4.868% due 06/18/2039 •		$380	373
Landmark Mortgage Securities PLC 3.764% due 06/17/2038 •	GBP	3	3
Ludgate Funding PLC 1.320% due 01/01/2061 ~	EUR	124	124
Mansard Mortgages PLC 4.172% due 12/15/2049 •	GBP	3,788	4,404
Newgate Funding PLC
1.400% due 12/01/2050 ~	EUR	2,656	2,541

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

2.646% due 12/15/2050 •		4,928	4,919
3.296% due 12/15/2050 •		1,023	974
3.379% due 12/01/2050 ~	GBP	45	51
3.546% due 12/15/2050 •	EUR	1,678	1,472
3.996% due 12/15/2050 ~	GBP	2,282	2,465
4.796% due 12/15/2050 •		2,251	2,535
5.046% due 12/15/2050 ~		1,269	1,372
Resloc UK PLC
3.682% due 12/15/2043 ~		420	485
3.742% due 12/15/2043 •		723	794
Ripon Mortgages PLC 4.011% due 08/28/2056 •		92,573	109,840
RMAC Securities PLC
2.230% due 06/12/2044 •	EUR	80	78
3.656% due 06/12/2044 •	GBP	1,344	1,501
3.676% due 06/12/2044 •		3,666	4,063
4.885% due 06/12/2044 •		$188	178
Silverstone Master Issuer PLC 3.701% due 01/21/2070 •	GBP	9,408	11,394
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •		37,814	45,327
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~		34,054	40,730
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		13,593	16,336
4.171% due 05/20/2045 •		13,433	15,997
4.190% (BP0003M + 0.800%) due 02/20/2045 ~		5,185	6,184
4.471% due 02/20/2054 •		3,194	3,846
Trinity Square PLC 3.729% due 07/15/2059 ~		16,777	20,048
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	4,902
4.387% (SONIO/N + 0.950%) due 12/21/2049 ~		32,397	39,165
5.087% due 12/21/2049 ~		6,230	7,532
5.587% (SONIO/N + 2.150%) due 12/21/2049 ~		3,115	3,766
6.087% due 12/21/2049 •		1,780	2,152
6.587% due 12/21/2049 •		1,780	2,152

			401,692

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		10,490	1,588

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.2%
United Kingdom Gilt
0.625% due 10/22/2050	GBP	38,900	21,020
1.250% due 07/31/2051		47,100	30,792
1.500% due 07/31/2053		22,630	15,702
1.750% due 01/22/2049		28,000	21,686
4.250% due 12/07/2040		40,600	50,313

			139,513

Total United Kingdom (Cost $967,430)			800,999

UNITED STATES 35.6%
ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp. Home Equity Loan Trust
4.459% due 11/25/2036 •		$4,040	1,765
4.974% due 02/25/2036 •		15,474	13,022
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.329% due 06/25/2029 ~		193	182
AREIT Trust 6.567% due 06/17/2039 ~		9,700	9,629
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.336% due 02/25/2034 ~		208	196
Asset-Backed Funding Certificates Trust 4.519% due 01/25/2037 ~		4,091	2,841
Asset-Backed Securities Corp. Home Equity Loan Trust
5.484% due 02/25/2035 ~		4,178	4,111
5.668% due 04/15/2033 ~		480	467
BDS Ltd. 6.121% due 03/19/2039 ~		21,300	20,733
Bear Stearns Asset-Backed Securities Trust
4.609% due 03/25/2037 •		1,931	1,917

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

5.049% due 10/25/2032 •	4	4
5.189% due 10/27/2032 ~	21	20
5.389% due 10/25/2037 ~	2	2
Citigroup Mortgage Loan Trust
4.249% due 10/25/2037 þ	1,014	938
4.449% due 07/25/2045 •	210	150
4.539% due 12/25/2036 ~	6,537	2,734
4.549% due 12/25/2036 ~	2,420	1,364
4.569% due 01/25/2037 •	4,686	3,493
4.649% due 03/25/2037 •	1,766	1,500
4.779% due 06/25/2037 •	2,408	2,370
4.839% due 08/25/2036 ~	16,899	16,147
4.909% due 03/25/2036 ~	4,744	4,221
Countrywide Asset-Backed Certificates 5.069% due 12/25/2036 ^•	232	172
Countrywide Asset-Backed Certificates Trust
3.779% due 12/25/2034 ~	9,884	8,993
4.483% due 08/25/2035 ^~	394	355
4.529% due 05/25/2035 •	1,957	1,886
4.529% due 06/25/2035 •	6,170	5,575
4.529% due 08/25/2037 ^~	3,781	3,270
4.589% due 06/25/2047 ^•	5,395	4,617
4.619% due 04/25/2047 •	12,300	11,093
4.649% due 12/25/2036 ^•	1,002	919
4.709% due 05/25/2036 ~	317	385
4.869% due 03/25/2036 ~	988	940
5.364% due 01/25/2036 ~	16,930	16,336
5.394% due 10/25/2035 •	6,370	6,261
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •	17	16
Credit-Based Asset Servicing & Securitization Trust 4.509% due 11/25/2036 •	3	2
First Franklin Mortgage Loan Trust 5.289% due 03/25/2034 •	5,399	5,213
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~	22,000	21,189
Fremont Home Loan Trust
4.539% due 10/25/2036 ~	6,576	2,781
4.929% due 02/25/2036 ~	7,522	6,312
GSAA Home Equity Trust
4.749% due 03/25/2036 •	6,455	2,426
5.995% due 03/25/2046 ^~	870	366
GSAMP Trust
4.519% due 12/25/2046 •	8,140	4,390
4.659% due 03/25/2047 •	1,263	1,158
Home Equity Asset Trust 4.989% due 11/25/2032 ~	2	2
Home Equity Mortgage Loan Asset-Backed Trust
4.559% due 04/25/2037 •	3,839	2,676
4.629% due 04/25/2037 ~	8,153	5,393
HSI Asset Securitization Corp. Trust
4.649% due 04/25/2037 ~	6,852	3,641
5.004% due 01/25/2036 •	4,500	4,234
JP Morgan Mortgage Acquisition Trust
4.609% due 08/25/2036 •	44	31
4.659% due 07/25/2036 ~	2,662	2,211
LCCM Trust 5.518% due 12/13/2038 ~	10,300	9,994
LMREC LLC 5.436% due 04/22/2037 ~	4,119	4,080
Long Beach Mortgage Loan Trust
4.909% due 08/25/2045 •	2,623	2,503
4.949% due 10/25/2034 •	12	11
MASTR Asset-Backed Securities Trust
4.539% due 10/25/2036 •	11,575	3,798
4.589% due 08/25/2036 ~	6,445	2,293
4.609% due 10/25/2036 ~	3,444	1,134
4.689% due 03/25/2036 •	657	460
5.124% due 10/25/2035 ~	10,803	10,424
Merrill Lynch Mortgage Investors Trust
4.549% due 09/25/2037 •	22	5
4.629% due 02/25/2037 •	45	14
5.109% due 05/25/2036 •	223	219
MESA Trust 4.816% due 12/25/2031 ~	11	11
MF1 Ltd. 6.471% due 06/19/2037 •	14,200	13,999
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 10/25/2036 ~	672	592
4.529% due 05/25/2037 ~	3,000	2,112
4.539% due 11/25/2036 •	9,269	5,598
4.589% due 05/25/2037 ~	31,688	16,927
4.869% due 06/25/2036 •	3,805	2,017
Morgan Stanley Home Equity Loan Trust
4.559% due 04/25/2037 •	10,078	5,520
4.619% due 04/25/2037 ~	7,420	4,125

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

4.739% due 04/25/2037 ~		1,068	594
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ		1,367	329
Morgan Stanley Structured Trust 4.689% due 06/25/2037 •		8,800	7,933
New Century Home Equity Loan Trust 5.514% due 10/25/2033 ~		6,635	6,435
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.824% due 03/25/2036 ~		3,115	3,041
5.019% due 02/25/2036 ~		11,515	10,411
Nomura Resecuritization Trust 3.586% due 12/26/2037 ~		9,522	8,437
NovaStar Mortgage Funding Trust 4.519% due 03/25/2037 •		16,134	10,763
Option One Mortgage Loan Trust
4.529% due 02/25/2037 •		12,864	6,661
4.609% due 05/25/2037 •		1,997	1,218
5.169% due 02/25/2035 •		3,927	3,712
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029		3,470	3,381
PRET LLC 1.843% due 09/25/2051 þ		23,810	21,339
RAAC Trust 4.889% due 02/25/2037 ~		4,954	4,590
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		14,365	4,686
5.675% due 06/25/2037 ^þ		16,477	5,084
5.731% due 11/25/2036 þ		26,069	10,001
Residential Asset Mortgage Products Trust
4.829% due 12/25/2035 •		1,692	1,526
4.989% due 03/25/2036 •		1,191	1,146
Residential Asset Securities Corp. Trust 5.229% due 09/25/2034 •		541	493
Saxon Asset Securities Trust 6.139% due 12/25/2037 ~		4,524	3,765
Securitized Asset-Backed Receivables LLC Trust
4.519% due 05/25/2037 ^•		190	143
4.729% due 08/25/2036 ^~		1,203	393
SMB Private Education Loan Trust
3.940% due 02/16/2055		20,770	19,218
4.668% due 02/16/2055 •		2,267	2,201
Soundview Home Loan Trust
4.509% due 11/25/2036 •		34	10
4.794% due 12/25/2036 ~		8,457	8,172
4.889% due 11/25/2036 •		8,820	8,179
Structured Asset Investment Loan Trust 5.339% due 07/25/2033 •		4,217	4,010
Structured Asset Securities Corp. Mortgage Loan Trust
4.549% due 03/25/2036 ~		1,304	1,219
4.619% due 05/25/2047 •		3,498	3,365
4.829% due 12/25/2036 •		19,167	17,325
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	23,527
WaMu Asset-Backed Certificates WaMu Trust 4.679% due 05/25/2037 •		4,377	3,606
Wells Fargo Home Equity Asset-Backed Securities Trust 4.734% due 01/25/2037 •		18,971	18,163

			521,561

CORPORATE BONDS & NOTES 4.9%
7-Eleven, Inc. 0.800% due 02/10/2024		1,100	1,047
AbbVie, Inc. 1.500% due 11/15/2023	EUR	700	740
American Tower Corp. 3.000% due 06/15/2023		$900	891
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,308
Bank of America Corp.
2.299% due 07/21/2032 •		13,800	10,661
2.551% due 02/04/2028 •		10,400	9,252
2.972% due 02/04/2033 •		10,400	8,405
4.376% due 04/27/2028 •		17,600	16,859
Bayer U.S. Finance LLC
4.250% due 12/15/2025		10,300	9,991
4.375% due 12/15/2028		4,100	3,857
5.779% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,283
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	11,100
Boeing Co.
1.167% due 02/04/2023		$600	598
1.433% due 02/04/2024		10,600	10,163
1.950% due 02/01/2024		13,100	12,625
2.750% due 02/01/2026		10,300	9,557
3.250% due 02/01/2028		20,800	18,925

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Broadcom, Inc.
2.450% due 02/15/2031		6,400	5,056
2.600% due 02/15/2033		2,900	2,184
3.137% due 11/15/2035		3,948	2,915
3.419% due 04/15/2033		1,100	885
Campbell Soup Co. 3.650% due 03/15/2023		1,972	1,967
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	17,255
3.950% due 06/30/2062		8,700	5,163
5.125% due 07/01/2049		5,200	3,953
6.090% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,120
Citigroup, Inc.
3.070% due 02/24/2028 •		14,500	13,093
3.290% due 03/17/2026 •(h)		8,500	8,087
3.785% due 03/17/2033 •(h)		6,300	5,405
Corebridge Financial, Inc. 3.650% due 04/05/2027		9,000	8,403
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,062
Energy Transfer LP 3.900% due 05/15/2024		900	877
Ford Motor Credit Co. LLC
1.514% due 02/17/2023	EUR	200	213
2.300% due 02/10/2025		$7,600	6,951
2.330% due 11/25/2025	EUR	1,600	1,581
2.492% due 11/15/2023 •		500	527
2.684% due 12/01/2024 •		5,250	5,434
2.700% due 08/10/2026		$1,900	1,652
2.748% due 06/14/2024	GBP	1,600	1,833
2.900% due 02/16/2028		$900	744
2.900% due 02/10/2029		7,500	6,000
3.021% due 03/06/2024	EUR	2,500	2,629
3.375% due 11/13/2025		$21,100	19,112
3.664% due 09/08/2024		4,200	4,008
3.810% due 01/09/2024		400	390
4.063% due 11/01/2024		1,200	1,155
4.535% due 03/06/2025	GBP	7,400	8,524
5.584% due 03/18/2024		$7,500	7,418
GA Global Funding Trust 2.250% due 01/06/2027		7,400	6,524
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		20,700	19,822
2.000% due 07/27/2023	EUR	8,200	8,751
2.640% due 02/24/2028 •		$20,400	18,193
3.615% due 03/15/2028 •		29,600	27,615
5.315% (SOFRRATE + 1.120%) due 02/24/2028 ~		5,000	4,810
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		9,400	8,499
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		6,800	6,161
4.080% due 04/26/2026 •		26,700	25,947
4.565% due 06/14/2030 •		6,400	6,035
4.912% due 07/25/2033 •		15,600	14,900
Kilroy Realty LP 3.450% due 12/15/2024		1,800	1,724
Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	5,660
2.450% due 04/15/2028		1,100	933
2.950% due 04/15/2031		3,600	2,904
Morgan Stanley
2.630% due 02/18/2026 •		11,500	10,808
4.889% due 07/20/2033 •		11,200	10,556
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	11,100	12,775
ONEOK, Inc. 4.550% due 07/15/2028		$2,400	2,270
Oracle Corp.
1.650% due 03/25/2026 (h)		20,600	18,465
2.300% due 03/25/2028 (h)		7,000	6,075
2.875% due 03/25/2031 (h)		4,000	3,326
3.650% due 03/25/2041 (h)		13,500	10,016
3.950% due 03/25/2051 (h)		5,200	3,727
Organon & Co. 4.125% due 04/30/2028		3,700	3,282
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	171
2.950% due 03/01/2026		700	642
3.150% due 01/01/2026		1,400	1,302
3.500% due 08/01/2050		500	312
3.950% due 12/01/2047		900	614
4.000% due 12/01/2046		800	539
4.250% due 03/15/2046		500	350
4.300% due 03/15/2045		600	428
4.400% due 03/01/2032		2,500	2,189
4.500% due 07/01/2040		300	236

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

4.550% due 07/01/2030	600	545
4.600% due 06/15/2043	1,100	835
4.750% due 02/15/2044	1,207	928
4.950% due 07/01/2050	100	78
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	5,000	4,831
Principal Life Global Funding 1.375% due 01/10/2025	5,100	4,723
RELX Capital, Inc. 3.500% due 03/16/2023	600	598
Southern California Edison Co.
0.700% due 04/03/2023	6,200	6,138
4.963% (SOFRRATE + 0.640%) due 04/03/2023 ~	4,300	4,294
5.153% (SOFRRATE + 0.830%) due 04/01/2024 ~	6,500	6,455

		561,844

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~	7,481	7,118
Charter Communications Operating LLC TBD% - 6.140% (LIBOR01M + 1.750%) due 02/01/2027 ~	12,921	12,637
Hilton Worldwide Finance LLC 6.173% (LIBOR01M + 1.750%) due 06/22/2026 ~	286	285
Organon & Co. 7.750% (LIBOR03M + 3.000%) due 06/02/2028 ~	5,213	5,175
United Airlines, Inc. 8.108% (LIBOR03M + 3.750%) due 04/21/2028 ~	11,102	10,994

		36,209

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	100	123
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,175	1,191
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	7,700	6,155
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	5,000	4,379
2.532% due 06/01/2028	3,300	2,819

		14,667

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust 3.361% due 09/25/2035 ^~	45	38
American Home Mortgage Assets Trust 4.579% due 05/25/2046 ^~	145	118
BAMLL Commercial Mortgage Securities Trust 5.368% due 09/15/2038 •	15,200	14,284
Banc of America Funding Trust
2.470% due 03/20/2036 ~	42	38
3.860% due 10/20/2046 ^~	34	28
3.958% due 02/20/2036 ~	383	357
4.081% due 11/20/2034 ~	150	143
4.273% due 01/20/2047 ^~	57	52
5.500% due 01/25/2036	36	36
6.000% due 03/25/2037 ^	135	109
Banc of America Mortgage Trust
3.313% due 06/25/2035 ~	68	57
3.590% due 04/25/2035 ~	93	79
3.943% due 09/25/2035 ^~	13	11
BCAP LLC Trust
2.427% due 01/26/2047 •	155	145
5.250% due 02/26/2036 ~	419	186
5.250% due 04/26/2037	759	454
Bear Stearns Adjustable Rate Mortgage Trust
2.634% due 05/25/2034 ~	53	45
3.559% due 05/25/2034 ~	59	54
3.789% due 10/25/2033 ~	26	24
3.883% due 07/25/2034 ~	18	17
4.089% due 02/25/2034 ~	6	5
4.111% due 11/25/2034 ~	1	1
4.282% due 01/25/2035 ~	82	82
Bear Stearns ALT-A Trust
3.383% due 08/25/2036 ^~	126	84
3.605% due 01/25/2036 ^~	105	97
3.609% due 08/25/2036 ^~	652	457
3.668% due 11/25/2036 ^~	248	115
3.697% due 08/25/2036 ^~	937	499
3.729% due 09/25/2035 ^~	1,708	1,061
3.763% due 11/25/2035 ^~	42	34
Bear Stearns Structured Products, Inc. Trust 5.219% due 12/26/2046 ^~	28	20

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Chase Mortgage Finance Trust
3.492% due 02/25/2037 ~	100	96
3.718% due 07/25/2037 ~	406	339
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.619% due 05/25/2036 •	459	390
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	34	28
Citigroup Mortgage Loan Trust
2.414% due 03/25/2037 ^~	229	195
2.500% due 05/25/2051 ~	15,687	12,667
3.000% due 11/27/2051 ~	37,806	31,736
3.693% due 07/25/2046 ^~	385	344
3.871% due 09/25/2037 ^~	324	278
3.885% due 08/25/2035 ~	9	9
3.950% due 05/25/2035 •	13	12
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.994% due 09/25/2035 ^~	864	735
COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	11,548	10,353
Commercial Mortgage Trust 0.593% due 03/10/2046 ~(a)	13,000	0
Countrywide Alternative Loan Trust
3.298% due 11/25/2047 ^•	1,437	1,159
3.428% due 11/25/2047 ^~	3,340	2,695
3.435% due 02/25/2037 ^~	64	54
3.448% due 08/25/2035 ~	161	145
3.548% due 11/25/2035 •	156	133
4.088% due 11/25/2035 •	151	131
4.543% due 09/20/2046 ~	1,454	1,381
4.563% due 07/20/2046 ^~	301	224
4.669% due 04/25/2047 ~	528	460
4.739% due 05/25/2037 ^•	317	119
4.769% due 09/25/2046 ^•	301	278
4.773% due 03/20/2046 •	43	33
4.773% due 05/20/2046 ^•	374	309
4.789% due 09/25/2035 ^~	115	73
4.809% due 07/25/2046 ^•	28	23
4.839% due 09/25/2035 ^~	946	585
4.949% due 02/25/2037 ~	165	134
5.000% due 11/25/2035	3,118	1,803
5.250% due 06/25/2035 ^	75	59
6.250% due 08/25/2037 ^	306	167
6.500% due 08/25/2032	2	2
Countrywide Home Loan Mortgage Pass-Through Trust
3.255% due 02/25/2047 ^~	121	103
3.302% due 04/20/2036 ~	2,699	2,394
3.366% due 05/20/2036 ~	179	159
3.501% due 09/20/2036 ^~	79	68
3.537% due 03/25/2037 ^~	91	79
3.680% due 08/25/2034 ^~	3	3
3.792% due 11/25/2034 ~	258	233
4.929% due 03/25/2035 ~	286	251
4.969% due 04/25/2035 •	279	241
5.029% due 03/25/2035 •	217	175
5.029% due 03/25/2035 ~	26	24
5.049% due 02/25/2035 ~	6	5
5.512% due 02/20/2036 ^~	215	190
6.000% due 08/25/2037	1,002	537
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.139% due 07/25/2033 ~	4	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,395	862
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	3,082	2,489
5.718% due 07/15/2038 ~	4,800	4,518
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.529% due 07/25/2047 •	266	234
4.769% due 08/25/2047 •	6,374	4,959
5.139% due 10/25/2047 •	3,161	2,518
Downey Savings & Loan Association Mortgage Loan Trust 4.979% due 07/19/2045 ^•	4	1
Extended Stay America Trust 5.398% due 07/15/2038 ~	25,088	24,403
First Horizon Mortgage Pass-Through Trust
3.875% due 08/25/2035 ~	47	32
4.396% due 10/25/2035 ~	4	4
GCAT Trust 3.000% due 04/25/2052 ~	16,534	13,858
GreenPoint Mortgage Funding Trust
4.749% due 01/25/2037 •	305	258
4.809% due 04/25/2036 ~	197	164
4.929% due 11/25/2045 •	68	62
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.726% due 10/25/2033 ~	5	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	6,302	5,089

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

2.500% due 02/25/2052 ~	13,833	11,170
2.500% due 04/25/2052 ~	8,092	6,534
2.500% due 07/25/2052 ~	22,334	18,035
3.000% due 08/26/2052 ~	35,213	29,383
3.000% due 09/25/2052 ~	36,933	30,868
GSR Mortgage Loan Trust
2.880% due 03/25/2033 •	16	15
2.954% due 04/25/2035 ~	11	10
3.171% due 05/25/2035 ~	57	47
3.719% due 11/25/2035 ~	111	99
3.767% due 09/25/2035 ~	88	83
4.367% due 01/25/2035 ~	91	83
4.619% due 05/25/2037 •	2,817	1,572
HarborView Mortgage Loan Trust
3.275% due 07/19/2035 ^~	67	49
4.529% due 09/19/2037 ~	452	388
4.819% due 03/19/2036 ^•	66	58
HomeBanc Mortgage Trust 2.839% due 04/25/2037 ^~	468	420
Impac CMB Trust
5.109% due 10/25/2034 ~	255	233
5.169% due 10/25/2034 ~	86	83
5.389% due 07/25/2033 ~	5	5
IndyMac IMSC Mortgage Loan Trust 4.749% due 07/25/2047 •	1,551	1,069
IndyMac INDA Mortgage Loan Trust
3.380% due 08/25/2036 ~	306	242
3.701% due 11/25/2035 ^~	51	48
IndyMac INDB Mortgage Loan Trust 4.989% due 11/25/2035 ^~	130	77
IndyMac INDX Mortgage Loan Trust
3.014% due 03/25/2036 ~	3,315	2,261
3.227% due 09/25/2035 ^~	3,800	3,136
3.837% due 12/25/2034 ~	30	28
4.689% due 06/25/2037 ^•	291	116
4.769% due 09/25/2046 •	1,689	1,465
4.869% due 06/25/2037 ~	286	250
4.889% due 02/25/2037 •	507	320
JP Morgan Alternative Loan Trust
4.141% due 12/25/2035 ^~	3,895	2,840
4.869% due 10/25/2036 ~	8,052	7,069
5.500% due 11/25/2036 ^~	6	3
JP Morgan Chase Commercial Mortgage Securities Trust 0.944% due 12/15/2047 ~(a)	13,315	0
JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~	13,746	11,522
3.000% due 01/25/2052 ~	60,972	51,106
3.000% due 03/25/2052 ~	58,847	49,324
3.000% due 04/25/2052 ~	57,390	48,103
3.000% due 05/25/2052 ~	92,127	77,219
3.062% due 11/25/2033 ~	34	32
3.478% due 02/25/2036 ^~	209	155
3.500% due 09/25/2052 ~	8,862	7,864
3.569% due 07/25/2035 ~	46	43
4.006% due 10/25/2035 ~	4	4
4.031% due 09/25/2035 ~	44	38
4.471% due 05/25/2052 ~	12,620	11,531
JPMBB Commercial Mortgage Securities Trust 0.620% due 04/15/2047 ~(a)	22,439	118
Luminent Mortgage Trust 4.729% due 12/25/2036 ~	1,033	887
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~	11,525	11,041
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	19,845
MASTR Adjustable Rate Mortgages Trust
4.599% due 04/25/2046 ~	733	631
4.644% due 05/25/2047 ^~	10	10
MASTR Alternative Loan Trust
4.789% due 03/25/2036 ^•	371	42
6.000% due 03/25/2036 ^	824	721
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.392% due 10/20/2029 ~	5	5
4.798% due 06/15/2030 •	7	7
Merrill Lynch Mortgage Investors Trust
3.418% due 02/25/2033 ~	29	27
3.484% due 06/25/2035 ~	84	78
4.385% due 11/25/2035 •	316	296
4.809% due 02/25/2036 ~	236	220
MFA Trust
1.381% due 04/25/2065 ~	11,452	10,324
1.947% due 04/25/2065 ~	4,733	4,280
Morgan Stanley Bank of America Merrill Lynch Trust
0.866% due 02/15/2046 ~(a)	2,975	0
0.941% due 05/15/2046 ~(a)	33,791	1

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Morgan Stanley Capital Trust 5.487% due 12/15/2023 •	22,800	21,865
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	18,461	17,239
2.750% due 11/25/2059 ~	16,656	15,259
OBX Trust 3.000% due 01/25/2052 ~	35,498	29,754
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.949% due 12/25/2035 •	600	549
PMT Loan Trust 2.500% due 07/25/2051 ~	11,494	9,281
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~	3,032	2,641
4.539% due 02/25/2047 ~	1,169	430
4.749% due 07/25/2036 ^•	11,218	4,767
4.789% due 12/25/2046 ^•	502	431
4.809% due 04/25/2046 ~	39	12
4.929% due 05/25/2046 ^•	161	126
6.000% due 06/25/2036	385	311
6.250% due 02/25/2037	6,970	5,421
Residential Asset Securitization Trust
4.789% due 01/25/2046 ^~	91	29
5.750% due 02/25/2036	3,847	2,956
6.500% due 08/25/2036 ^	574	193
Residential Funding Mortgage Securities, Inc. Trust
3.910% due 09/25/2035 ^~	140	87
6.500% due 03/25/2032	19	18
Sequoia Mortgage Trust
3.273% due 09/20/2046 ^~	1,210	714
4.272% due 04/20/2035 ~	21	21
Structured Adjustable Rate Mortgage Loan Trust
3.637% due 09/25/2036 ^~	352	238
3.678% due 08/25/2035 ~	187	159
3.780% due 02/25/2034 ~	40	37
3.957% due 04/25/2034 ~	28	28
4.024% due 02/25/2036 ^~	13	12
Structured Asset Mortgage Investments Trust
3.548% due 08/25/2047 ^•	836	734
4.609% due 09/25/2047 •	1,654	1,339
4.769% due 06/25/2036 ~	18	18
4.809% due 05/25/2036 •	217	164
4.829% due 05/25/2036 •	1,633	1,250
4.909% due 05/25/2046 ^•	50	28
4.919% due 07/19/2034 ~	3	3
4.989% due 08/25/2036 ^•	886	556
5.009% due 12/25/2035 ^~	3	3
Structured Asset Securities Corp. 4.669% due 01/25/2036 ~	866	829
Structured Asset Securities Corp. Mortgage Loan Trust 4.679% due 10/25/2036 •	6,287	5,514
Thornburg Mortgage Securities Trust
3.454% due 10/25/2043 ~	25	23
5.639% due 06/25/2037 ^•	285	247
6.616% due 06/25/2037 •	1,481	1,235
6.666% due 06/25/2037 •	5,137	4,604
6.666% due 06/25/2047 ^•	783	670
6.666% due 06/25/2047 •	3	3
6.716% due 03/25/2037 ^•	367	306
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	17,357	15,285
2.710% due 01/25/2060 ~	14,813	13,646
2.900% due 10/25/2059 ~	56,434	52,667
5.389% due 05/25/2058 ~	6,064	6,014
UWM Mortgage Trust
2.500% due 11/25/2051 ~	41,199	33,269
2.500% due 12/25/2051 ~	25,577	20,526
3.000% due 01/25/2052 ~	7,371	6,179
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~	60	53
2.835% due 02/27/2034 •	72	67
2.839% due 02/25/2037 ^~	2,611	2,237
2.987% due 04/25/2035 ~	122	112
3.028% due 06/25/2046 •	334	308
3.048% due 02/25/2046 ~	832	732
3.206% due 06/25/2033 ~	16	14
3.548% due 10/25/2046 ~	509	451
3.565% due 09/25/2036 ~	1,242	1,061
3.784% due 08/25/2046 ^~	725	634
3.813% due 10/25/2035 ~	126	116
3.836% due 12/25/2035 ~	137	123
4.949% due 11/25/2045 •	1,719	1,491
5.009% due 01/25/2045 ~	86	83
5.129% due 11/25/2034 •	288	260
Washington Mutual Mortgage Pass-Through Certificates Trust
2.818% due 04/25/2047 •	5,474	4,255
2.888% due 05/25/2047 ^•	29	4

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

2.988% due 07/25/2046 ^•	303	187
4.769% due 07/25/2046 •	2,724	2,021
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	16,720
Wells Fargo-RBS Commercial Mortgage Trust
0.393% due 03/15/2048 ~(a)	40,000	1
0.910% due 03/15/2048 ~(a)	6,186	0
0.937% due 03/15/2045 ~(a)	4,574	0

		881,952

	SHARES
PREFERRED SECURITIES 0.1%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)	10,000,000	9,300

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
2.560% due 08/01/2036 •	$12	11
2.585% due 04/01/2032 •	5	5
2.888% due 06/01/2043 •	16	15
3.000% due 03/01/2060	12,047	10,621
3.250% due 06/01/2035 •	72	71
3.500% due 01/01/2059	21,095	19,379
3.632% due 12/01/2034 •	46	46
4.027% due 11/01/2034 •	270	276
4.509% due 03/25/2034 ~	6	6
4.633% due 12/01/2030 •	3	3
4.789% due 06/25/2036 •	187	184
4.889% due 10/25/2040 •	91	90
6.000% due 04/25/2043 - 07/25/2044	467	472
Freddie Mac
0.096% due 01/15/2038 ~(a)	2,990	112
2.889% due 02/25/2045 •	53	53
3.248% due 10/25/2044 •	721	718
3.358% due 01/15/2038 •	2,990	2,992
4.021% due 09/01/2035 •	12	12
4.798% due 10/15/2040 •	1,002	981
4.918% due 12/15/2037 ~	109	108
6.000% due 12/01/2033	138	139
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2023 - 12/20/2025 ~	4	4
1.750% due 11/20/2030 •	1	1
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 09/20/2026 ~	17	16
2.875% (H15T1Y + 1.500%) due 05/20/2023 - 05/20/2026 ~	8	8
2.875% due 04/20/2027 - 05/20/2030 •	45	45
3.000% due 08/20/2027 - 05/20/2030 •	24	24
3.000% due 07/20/2046 - 05/20/2047	307	292
6.000% due 08/20/2034	2,836	2,904
U.S. Small Business Administration 5.110% due 04/01/2025	3	3
Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	10,052	8,546
3.000% due 10/01/2049 - 06/01/2051	24,327	21,553
3.500% due 04/01/2027 - 07/01/2050	31,038	28,824
4.000% due 06/01/2038 - 06/01/2050	11,108	10,521
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	355,600	312,437
3.500% due 02/01/2053	157,100	142,836
4.000% due 01/01/2053 - 03/01/2053	341,552	320,454
4.500% due 02/01/2053	680,200	654,819
6.000% due 02/01/2053	79,800	80,934

		1,620,515

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
1.625% due 11/15/2050 (k)(m)	1,600	953
1.875% due 02/15/2041 (k)(m)	26,400	18,674
4.000% due 11/15/2052	300	300
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (k)(m)	51,146	45,228
0.125% due 01/15/2032 (k)(m)	48,484	42,504
0.500% due 01/15/2028 (k)(m)	84,448	79,448
0.625% due 07/15/2032	18,975	17,395
2.375% due 01/15/2027 (k)(m)	6,206	6,333
2.500% due 01/15/2029 (k)(m)	34,908	36,415

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

3.875% due 04/15/2029 (k)		13,596	15,284
U.S. Treasury Notes
0.125% due 12/15/2023 (k)(m)		10,700	10,250
2.875% due 04/30/2025 (k)(m)		131,200	126,993

			399,777

Total United States (Cost $4,324,994)			4,045,825

SHORT-TERM INSTRUMENTS 27.7%
REPURCHASE AGREEMENTS (i) 0.4%			46,134

HUNGARY TREASURY BILLS 0.8%
18.250% due 01/03/2023 (c)(d)	HUF	34,116,000	91,464

ISRAEL TREASURY BILLS 2.7%
0.945% due 02/08/2023 - 07/05/2023 (c)(d)	ILS	1,100,587	310,679

JAPAN TREASURY BILLS 21.7%
(0.170)% due 01/11/2023 - 03/13/2023 (c)(d)	JPY	323,892,000	2,468,331

U.S. TREASURY BILLS 2.1%
4.079% due 01/31/2023 - 03/23/2023 (c)(d)(m)		$234,349	233,106

Total Short-Term Instruments (Cost $2,954,588)			3,149,714

Total Investments in Securities (Cost $12,943,375)			11,879,471

		SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short Asset Portfolio		66,407,763	636,585
PIMCO Short-Term Floating NAV Portfolio III		51,071,107	496,207

Total Short-Term Instruments (Cost $1,158,097)			1,132,792

Total Investments in Affiliates (Cost $1,158,097)			1,132,792

Total Investments 114.4% (Cost $14,101,472)			$13,012,263
Financial Derivative Instruments (j)(l) (2.5)%(Cost or Premiums, net $(164,514))			(281,212)
Other Assets and Liabilities, net (11.9)%			(1,357,482)

Net Assets 100.0%			$11,373,569

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Payment in-kind security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)								Contingent convertible security.
(h)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.290%	03/17/2026	03/10/2022		$8,500	$8,087	0.07%
Citigroup, Inc.				3.785	03/17/2033	03/10/2022		6,300	5,405	0.05
Deutsche Bank AG				0.898	05/28/2024	05/25/2021		8,700	8,139	0.07
Deutsche Bank AG				2.129	11/24/2026	11/17/2020		10,600	9,362	0.08
Deutsche Bank AG				3.035	05/28/2032	06/01/2021 - 06/21/2021		9,909	7,526	0.07
Deutsche Bank AG				3.729	01/14/2032	01/20/2021 - 01/28/2021		4,217	3,088	0.03
Oracle Corp.				1.650	03/25/2026	03/22/2021		20,594	18,465	0.16
Oracle Corp.				2.300	03/25/2028	03/22/2021		6,986	6,075	0.05
Oracle Corp.				2.875	03/25/2031	03/22/2021		3,995	3,326	0.03
Oracle Corp.				3.650	03/25/2041	03/22/2021		13,415	10,016	0.09
Oracle Corp.				3.950	03/25/2051	03/22/2021		5,191	3,727	0.03

								$98,407	$83,216	0.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.100%	12/30/2022	01/03/2023	$5,900	U.S. Treasury Notes 1.625% due 05/15/2031			$(6,029)	$5,900	$5,903
FICC	1.900	12/30/2022	01/03/2023	40,234	U.S. Treasury Bills 0.000% due 06/29/2023			(41,039)	40,234	40,238

Total Repurchase Agreements								$(47,068)	$46,134	$46,141

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (9.6)%
U.S. Government Agencies (9.6)%
Uniform Mortgage-Backed Security, TBA						2.000%	01/01/2038	$82,700	$(74,537)	$(73,565)
Uniform Mortgage-Backed Security, TBA						2.000	02/16/2038	99,000	(88,717)	(88,188)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2053	632,350	(514,963)	(514,688)
Uniform Mortgage-Backed Security, TBA						2.000	02/01/2053	500,000	(408,377)	(407,394)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2053	2,230	(1,865)	(1,889)
Uniform Mortgage-Backed Security, TBA						4.000	01/01/2053	11,676	(11,168)	(10,952)

Total Short Sales (9.6)%									$(1,099,627)	$(1,096,676)

(1)								Includes accrued interest.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(164,848) at a weighted average interest rate of 0.044%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	193	$483	$(181)	$(585)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	193	483	(156)	(17)

Total Written Options	$(337)	$(602)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	6,514	$1,547,726	$(6,838)	$0	$(570)
3-Month SOFR Active Contract June Futures	09/2024	5,511	1,325,809	(1,752)	0	(138)
Australia Government 10-Year Bond March Futures	03/2023	2,800	220,533	(12,470)	170	(425)
Euro-BTP March Futures	03/2023	1,401	163,347	(12,216)	1,335	(1,680)
Euro-Buxl 30-Year Bond March Futures	03/2023	220	31,849	(6,020)	141	(824)
Euro-Schatz March Futures	03/2023	15,272	1,723,396	(19,407)	899	(2,125)
Japan Government 10-Year Bond March Futures	03/2023	691	765,871	(14,511)	0	(1,053)
U.S. Treasury 5-Year Note March Futures	03/2023	8,730	942,226	(1,395)	0	(750)
U.S. Treasury 10-Year Note March Futures	03/2023	1,141	128,131	(990)	0	(160)

$(75,599)	$2,545	$(7,725)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	11,022	$(2,630,676)	$4,420	$1,240	$0
Australia Government 10-Year Bond March Futures	03/2023	751	(54,607)	723	15	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	130	(1)	104	0	0
Canada Government 10-Year Bond March Futures	03/2023	2,343	(212,064)	4,139	450	0
Euro-Bobl March Futures	03/2023	9,137	(1,132,116)	30,500	3,637	(2,195)
Euro-BTP Italy Government Bond March Futures	03/2023	3,051	(343,283)	4,830	425	(392)
Euro-Bund March Futures	03/2023	250	(35,574)	1,951	284	(126)
Euro-Oat March Futures	03/2023	3,106	(423,249)	30,678	3,857	(2,161)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	130	(795)	(667)	63	(136)
U.S. Treasury 2-Year Note March Futures	03/2023	3,400	(697,266)	(291)	531	0
U.S. Treasury Long-Term Bond March Futures	03/2023	109	(13,662)	(4)	17	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	9	(1,209)	(7)	5	0
U.S. Ultra Treasury Note March Futures	03/2023	7,191	(850,560)	4,765	449	0
United Kingdom Long Gilt March Futures	03/2023	1,177	(142,151)	7,824	398	(157)

$88,965	$11,371	$(5,167)

Total Futures Contracts	$13,366	$13,916	$(12,892)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2027	1.531%	EUR	3,300	$(17)	$(65)	$(82)	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	2.457	$1,700	92	(9)	83	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	2.775	2,100	84	44	128	1	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	2.923	3,100	139	62	201	0	(1)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	9.564	EUR	36,100	2,388	(6,991)	(4,603)	16	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	4,800	11	(71)	(60)	0	(7)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.027	2,500	(14)	(37)	(51)	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	9,300	2,112	(829)	1,283	6	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.884	5,700	(188)	207	19	0	(5)

$4,607	$(7,689)	$(3,082)	$25	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-36 10-Year Index	(1.000)%	Quarterly	06/20/2031	$700	$(4)	$6	$2	$0	$0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	102,500	(737)	1,378	641	19	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	21,500	355	(163)	192	2	0
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	745,700	19,611	(9,670)	9,941	18	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	2,100	(13)	16	3	0	(3)
iTraxx Europe Main 38 10-Year Index	(1.000)	Quarterly	12/20/2032	251,400	7,104	(2,317)	4,787	0	(472)

$26,316	$(10,750)	$15,566	$39	$(475)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$285,300	$0	$191	$191	$0	$(99)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	91,200	0	78	78	0	(8)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	302,200	43	258	301	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	269,400	0	94	94	3	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	229,600	0	38	38	2	0

$43	$659	$702	$5	$(107)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	457,400	$(586)	$(9,138)	$(9,724)	$0	$(300)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025	96,800	(3,194)	(1,201)	(4,395)	0	(75)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028	119,700	(7,371)	(4,296)	(11,667)	0	(187)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	386,950	(64,412)	(1,503)	(65,915)	0	(222)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	83,900	(22,659)	(3,909)	(26,568)	0	(139)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	43,148,450	(135)	(1,739)	(1,874)	0	(74)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024	14,206,140	(98)	(536)	(634)	0	(11)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024	9,210,193	(337)	452	115	0	(4)
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024	9,939,750	(59)	750	691	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	16,819,980	7,471	(2,437)	5,034	25	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	4,379,600	320	(529)	(209)	11	0
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027	4,632,200	(308)	(1,110)	(1,418)	11	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	1,725,300	1,085	(681)	404	0	(1)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	34,030,000	421	(634)	(213)	74	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	11/02/2025		11,910,000	9	(971)	(962)	19	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		17,090,000	1,313	1,232	2,545	73	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		40,000	0	(12)	(12)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2031		1,700,000	267	573	840	47	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		37,520,000	(5,385)	(14,576)	(19,961)	0	(1,046)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		5,350,000	883	1,955	2,838	156	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	201	10,378	10,579	639	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		1,390,000	(1,855)	(432)	(2,287)	0	(119)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		11,350,000	(2,589)	(8,475)	(11,064)	0	(1,005)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	65,900	(66)	(766)	(832)	0	(5)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		88,000	(52)	(375)	(427)	0	(5)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		61,000	(259)	(1,096)	(1,355)	0	(8)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		265,318	(2,524)	(1,094)	(3,618)	0	(29)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		33,200	283	(147)	136	0	(7)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		800	(6)	90	84	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		800	(53)	(31)	(84)	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2032		6,900	254	(18)	236	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2032		6,900	20	(256)	(236)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		$86,429	51	3,127	3,178	59	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		211,100	4,576	10,637	15,213	213	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		474,546	20,055	2,692	22,747	415	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		181,800	0	(4,905)	(4,905)	0	(134)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		334,900	0	(9,017)	(9,017)	0	(247)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		1,061,800	535	35,566	36,101	1,824	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		241,600	9,058	20,856	29,914	505	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		1,218,474	68,465	40,298	108,763	2,486	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		118,200	312	(15,689)	(15,377)	0	(287)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		42,800	(102)	(4,750)	(4,852)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		64,400	(172)	(6,247)	(6,419)	0	(160)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		78,000	(223)	(7,334)	(7,557)	0	(193)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		59,700	(158)	(4,853)	(5,011)	0	(149)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		40,200	0	2,132	2,132	100	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		67,500	0	3,314	3,314	167	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		79,700	0	3,909	3,909	198	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		62,200	0	3,049	3,049	154	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		246,600	(15,894)	(23,783)	(39,677)	0	(636)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		100,900	6,959	4,551	11,510	258	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		78,700	0	(869)	(869)	0	(198)
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		84,000	0	1,210	1,210	0	(210)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		6,700	(42)	(200)	(242)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		28,300	(178)	(756)	(934)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		175,200	(292)	(25,004)	(25,296)	0	(619)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	0	(1,278)	(1,278)	218	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		821,983	116,441	6,838	123,279	2,848	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		611,820	(80,311)	(11,447)	(91,758)	0	(2,119)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		101,570	26,070	2,318	28,388	399	0
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		38,200	0	(2,313)	(2,313)	0	(176)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	CAD	34,800	0	(1,924)	(1,924)	0	(55)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	(1,338)	(1,338)	0	(39)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		67,500	(544)	(2,814)	(3,358)	0	(119)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		42,300	(520)	(2,547)	(3,067)	0	(66)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	4,343	(9,847)	(5,504)	0	(245)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	(6,067)	(6,054)	0	(155)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		199,200	2,205	(18,557)	(16,352)	0	(474)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(2,491)	(23,128)	(25,619)	0	(538)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		166,400	(14,649)	(7,572)	(22,221)	0	(332)
Pay	3-Month CAD-Bank Bill	1.585	Semi-Annual	07/19/2031		22,500	(656)	(2,122)	(2,778)	0	(45)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		36,900	(1,574)	(3,058)	(4,632)	0	(196)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(257)	(7,332)	(7,589)	0	(128)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	0	(2,013)	(2,013)	0	(34)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	0	(1,952)	(1,952)	0	(38)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	657,100	270	(1,030)	(760)	0	(101)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		688,000	(401)	(927)	(1,328)	0	(217)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	326,260,250	(654)	(6,313)	(6,967)	0	(100)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		85,270,800	288	(3,080)	(2,792)	0	(22)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		14,211,100	40	(272)	(232)	0	(4)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	327,700	118	(4,514)	(4,396)	115	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		380,700	(62)	(5,628)	(5,690)	40	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		8,000	0	(294)	(294)	0	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		693,700	(2,182)	(4,564)	(6,746)	44	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		110,000	(250)	(2,983)	(3,233)	149	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(841)	(529)	0	(4)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	(2,678)	(2,043)	0	(25)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		$130,050	0	7,472	7,472	155	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	8,349	8,349	173	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	5,491	5,491	129	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		1,200	(9)	(83)	(92)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		1,006,600	(11,185)	118,633	107,448	1,698	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		319,750	(2,932)	(51,585)	(54,517)	0	(506)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		199,300	1,626	(27,811)	(26,185)	0	(420)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		21,200	(48)	(2,747)	(2,795)	0	(39)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		64,200	(148)	(7,900)	(8,048)	0	(116)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		14,800	(38)	(1,816)	(1,854)	0	(27)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	01/15/2031		330,100	4,668	72,668	77,336	653	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	(68)	(11)	0	(1)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	(88)	96	0	(7)
Receive(7)	6-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	1,307,000	1,494	1,261	2,755	72	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027		77,200	(222)	(4,979)	(5,201)	0	(68)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		42,200	(923)	6,822	5,899	25	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		41,300	(54)	(611)	(665)	8	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		931,300	84	(9,189)	(9,105)	186	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		43,700	(204)	(597)	(801)	0	(14)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	(2,066)	(2,066)	0	(75)
Receive(7)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	558,044	6,496	8,644	15,140	1,029	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		12,400	(43)	(536)	(579)	0	(8)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		279,400	(9,100)	(3,033)	(12,133)	0	(197)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		273,100	(5,890)	(5,291)	(11,181)	0	(497)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	(18)	(25)	0	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		186,460	(92)	(226)	(318)	0	(225)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(95)	(1,954)	(2,049)	0	(48)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(179)	(3,388)	(3,567)	0	(82)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(191)	(2,595)	(2,786)	0	(58)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(144)	(3,516)	(3,660)	0	(89)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(70)	(1,668)	(1,738)	0	(42)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		2,273,400	(118,143)	(78,417)	(196,560)	0	(7,164)
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,167,680	(106,357)	(49,520)	(155,877)	0	(6,153)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		92,370	315	281	596	279	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	2,193	(17,781)	(15,588)	0	(1,038)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	2,156	(5,117)	(2,961)	0	(249)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	2,608	2,608	35	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		76,200	13,992	2,768	16,760	787	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	(1,513)	(1,655)	0	(25)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	111	(7,373)	(7,262)	0	(144)

							$(183,127)	$(198,364)	$(381,491)	$16,479	$(28,796)

Total Swap Agreements							$(152,161)	$(216,144)	$(368,305)	$16,548	$(29,391)

(k)

Securities with an aggregate market value of $322,188 and cash of $105,071 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2023	NZD	225,596		$140,757	$0	$(2,484)
BOA	01/2023	GBP	5,931		7,196	24	0
	01/2023	HUF	189		0	0	0
	01/2023	JPY	75,749,000		529,772	0	(47,879)
	01/2023	PEN	22,300		5,764	0	(98)
	01/2023	RON	110		22	0	(2)
	01/2023		$1,094	AUD	1,615	6	0
	01/2023		5,996	CHF	5,674	144	0
	01/2023		5,867	DKK	40,935	29	0
	01/2023		7,177	EUR	7,149	475	0
	01/2023		8,705	GBP	7,177	18	(45)
	01/2023		2,007	JPY	265,200	15	0
	01/2023		24	THB	840	0	0
	02/2023	PEN	28,455		$7,247	0	(222)
	02/2023		$2,459	PEN	9,485	27	0
	03/2023	MYR	647,912		$143,550	0	(5,045)
	03/2023		$9,769	ZAR	172,483	324	0
	05/2023	CNH	195,545		$30,228	1,681	0
BPS	01/2023	CZK	7,483		299	0	(32)
	01/2023	EUR	30,699		32,724	0	(152)
	01/2023	GBP	6,700		7,693	0	(407)
	01/2023	HUF	5,005,760		13,110	0	(310)
	01/2023	ILS	115,027		33,557	815	0
	01/2023	KRW	6,138,846		4,696	0	(180)
	01/2023	SGD	5,225		3,875	0	(27)
	01/2023	THB	1,050		30	0	0
	01/2023	TWD	511,974		16,725	18	0
	01/2023		$4,430	BRL	24,077	131	0
	01/2023		8,452	NZD	13,253	0	(37)
	03/2023	ILS	108,622		$32,085	1,094	0
	03/2023	MXN	313,639		15,562	0	(311)
	03/2023	MYR	1,521		325	0	(24)
	03/2023	PEN	135,514		34,854	0	(601)
	03/2023	TWD	334,953		11,110	131	0
	03/2023		$3,487	CLP	3,367,020	441	0
	03/2023		50,878	MYR	224,744	666	0
	03/2023	ZAR	156,089		$8,579	0	(554)
	04/2023	MYR	50,807		10,877	0	(801)
	05/2023		53,352		11,438	0	(847)
	07/2023	ILS	78,998		24,787	2,054	0
BRC	01/2023	CNH	53,045		7,608	0	(66)
	01/2023	GBP	9,054		10,904	0	(44)
	01/2023	HUF	7,240,194		18,882	0	(529)
	01/2023	SEK	33,252		3,175	0	(13)
	01/2023		$646	CZK	15,289	30	0
	01/2023		1,046	EUR	983	7	0
	01/2023		65,426	MYR	308,430	5,087	0
	01/2023		105,840	NOK	1,053,165	1,689	0
	01/2023		456	SGD	614	3	0
	01/2023		2,534	THB	87,562	2	(4)
	02/2023	TWD	1,243,057		$40,439	0	(216)
	03/2023		$4,619	TWD	140,048	0	(29)
CBK	01/2023	AUD	44,615		$30,247	23	(160)
	01/2023	CLP	4,772,632		5,009	0	(613)
	01/2023	DKK	48,820		6,923	0	(108)
	01/2023	EUR	22,781		24,220	0	(176)
	01/2023	PEN	185		46	0	(3)
	01/2023	THB	1,553,368		44,921	6	0
	01/2023		$43,066	AUD	63,654	283	0
	01/2023		46,209	BRL	247,801	725	0
	01/2023		55,386	CHF	52,299	1,211	0
	01/2023		24,363	CLP	21,165,794	552	0
	01/2023		3,226	DKK	22,465	9	0
	01/2023		37,161	EUR	35,119	448	0
	01/2023		92,612	JPY	12,318,400	1,314	0
	01/2023		4,751	KRW	6,145,875	130	0
	01/2023		11,262	NOK	111,624	135	0
	01/2023		41,919	NZD	65,585	0	(276)
	01/2023		4,536	PEN	18,267	265	0
	01/2023		8,907	THB	309,156	32	0
	02/2023	CLP	4,800,539		$5,367	0	(263)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

	02/2023	ILS	204,020		59,319	1,193	0
	02/2023	PEN	26,186		6,566	0	(311)
	03/2023	ILS	64,758		19,097	621	0
	03/2023	MXN	34,168		1,722	7	(15)
	03/2023	PEN	69,011		17,220	0	(816)
	03/2023	TWD	113,422		3,763	46	0
	03/2023		$16,878	MXN	348,968	783	0
	04/2023	CLP	16,627,101		$18,996	0	(295)
	04/2023	PEN	7,650		1,898	0	(99)
	05/2023	CNH	15,787		2,441	136	0
	05/2023	ILS	242,932		73,091	3,479	0
	05/2023		$69,908	CNH	493,006	2,065	0
	07/2023	ILS	43,240		$13,599	1,156	0
	08/2023	PEN	101,557		25,643	0	(636)
CLY	01/2023	HUF	4,618,184		11,817	0	(564)
	05/2023	CNH	310,959		48,078	2,682	0
DUB	01/2023	HUF	763,120		1,688	0	(352)
	01/2023	TWD	411,806		13,447	9	0
	03/2023	ILS	133,602		39,391	1,272	0
	05/2023	CNH	5,690		880	49	0
GLM	01/2023	BRL	271,878		51,346	0	(148)
	01/2023	CLP	5,717,982		5,803	0	(929)
	01/2023	CNH	55,059		7,915	0	(50)
	01/2023	HUF	2,766,975		7,087	0	(332)
	01/2023	MYR	60,774		13,945	51	0
	01/2023	PEN	28,040		7,050	0	(319)
	01/2023	THB	481,644		13,819	0	(108)
	01/2023		$28,567	MYR	126,323	313	0
	01/2023		1,105	PLN	5,602	173	0
	02/2023		51,026	BRL	271,878	188	0
	03/2023	CNH	108,764		$16,841	1,040	0
	03/2023	MXN	10,869		529	0	(21)
	05/2023	PEN	10,068		2,530	0	(93)
JPM	01/2023	CAD	6,825		5,017	0	(23)
	01/2023	HUF	178,364		455	0	(23)
	01/2023	THB	157,711		4,574	14	0
	01/2023		$37	CNY	255	0	0
	01/2023		1,414	NZD	2,208	0	(12)
	01/2023		3,852	PEN	15,498	221	0
	01/2023		6,262	THB	217,118	17	0
	02/2023	TWD	155,528		$5,123	39	0
	03/2023		$66	CNY	456	0	0
	03/2023		993	IDR	15,540,592	10	0
	03/2023		845	MXN	16,781	5	0
	05/2023		29	CNH	207	1	0
MBC	01/2023	AUD	19,128		$12,795	0	(231)
	01/2023	CAD	24,877		18,468	116	(22)
	01/2023	CHF	8,394		9,092	8	(1)
	01/2023	DKK	1,053,848		148,865	0	(2,909)
	01/2023	EUR	222,045		233,981	0	(3,808)
	01/2023	GBP	50,684		61,788	504	0
	01/2023	JPY	21,541,322		156,867	0	(7,381)
	01/2023	SEK	1,890		181	0	0
	01/2023		$8,743	AUD	12,981	97	0
	01/2023		6,707	CAD	9,059	20	(36)
	01/2023		34,499	EUR	32,499	305	0
	01/2023		4,465	GBP	3,652	0	(49)
	01/2023		241,002	JPY	32,030,300	3,223	0
	01/2023		1,392	NZD	2,189	0	(2)
	01/2023		11,488	THB	398,075	22	0
	02/2023	ILS	107,270		$31,094	533	0
	02/2023	JPY	58,450,000		419,278	0	(29,012)
	02/2023		$512	MXN	10,538	25	0
	03/2023		603	IDR	9,432,341	6	0
	05/2023	CNH	1,432,777		$213,497	4,467	0
MYI	01/2023	AUD	155,636		104,517	0	(1,474)
	01/2023	JPY	86,987,594		634,500	0	(28,764)
	01/2023	MYR	67,414		15,274	0	(138)
	01/2023	THB	18,546		536	0	0
	01/2023		$14,443	GBP	11,774	0	(207)
	01/2023		15,847	MYR	75,006	1,300	0
	02/2023	TWD	287,537		$9,431	33	0
	02/2023		$291	ZAR	5,000	3	0
	03/2023		847	IDR	13,290,009	10	0
	03/2023		117	MXN	2,390	4	0
RBC	01/2023	AUD	1,793		$1,202	0	(19)
	01/2023		$1,291	CAD	1,732	0	(12)
	01/2023		2,373	SGD	3,215	28	0
RYL	01/2023	JPY	615,000		$4,493	0	(204)
	01/2023		$1,744	HUF	656,951	13	0
SCX	01/2023	AUD	606		$408	0	(4)
	01/2023	CAD	36,337		27,048	210	0
	01/2023	CHF	1,229		1,326	0	(4)
	01/2023	CLP	10,542,057		10,593	0	(1,811)
	01/2023	EUR	820,958		854,494	0	(24,675)
	01/2023	KRW	261,956,793		198,241	0	(9,833)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

01/2023	TWD	1,506,775	47,903	0	(1,228)
01/2023	$8,464	EUR	8,000	103	0
01/2023	15,263	MYR	67,414	149	0
01/2023	3,991	PEN	15,376	52	0
01/2023	3,283	THB	114,073	15	0
02/2023	21,627	CLP	19,396,012	1,141	0
02/2023	201	TWD	6,198	1	0
03/2023	CLP	441,429	$494	0	(21)
03/2023	CNH	145,044	22,469	1,397	0
03/2023	MYR	394,388	85,660	0	(4,790)
03/2023	PEN	85,179	22,136	0	(166)
SOG	01/2023	RON	1,116	220	0	(22)
01/2023	SGD	4,799	3,537	0	(47)
SSB	01/2023	$30,006	MYR	141,054	2,242	0
TOR	01/2023	AUD	8,571	$5,785	0	(52)
01/2023	CAD	92,372	68,714	490	0
01/2023	GBP	615,003	739,411	0	(4,215)
01/2023	JPY	102,280,000	701,188	0	(80,096)
01/2023	NZD	3,055	1,971	31	0
01/2023	$133,328	JPY	17,578,500	705	0
UAG	01/2023	CZK	69,971	$2,751	0	(343)
01/2023	DKK	1,170,425	163,828	0	(4,735)
01/2023	GBP	7,846	9,647	160	0
01/2023	HUF	14,152,145	36,282	0	(1,656)
01/2023	TWD	5,405	177	0	0
01/2023	$3,299	CZK	77,089	110	0
01/2023	5,787	DKK	40,475	42	0
02/2023	ILS	108,344	$31,608	741	0
02/2023	JPY	54,720,000	389,340	0	(30,219)
02/2023	TWD	11,807	384	0	(2)
03/2023	JPY	34,707,314	255,711	0	(10,949)

Total Forward Foreign Currency Contracts	$53,920	$(316,841)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	50,880	$1,454	$5,392

$1,454	$5,392

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	21,400	$1,620	$8,767

Total Purchased Options	$3,074	$14,159

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	26,000	$(46)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	31,900	$(99)	$(23)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(241)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	450,600	(1,454)	(7,448)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	7,800	(34)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	7,800	(34)	(94)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	50,100	(50)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	50,100	(153)	(781)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	30,000	(52)	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	30,000	(52)	(427)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	31,800	(112)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	31,800	(112)	(191)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	4,400	(11)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	4,400	(11)	(22)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(8,200)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	8,900	(27)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	8,900	(27)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	7,000	(30)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	7,000	(30)	(85)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	800	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	800	(6)	(10)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	18,200	(110)	(18)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	18,200	(110)	(250)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	7,600	(59)	(25)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	7,600	(59)	(90)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	38,100	(298)	(113)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	38,100	(298)	(479)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	12,800	(79)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	12,800	(79)	(176)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	14,700	(95)	(18)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	14,700	(95)	(188)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	13,800	(97)	(20)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	13,800	(97)	(163)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	13,400	(93)	(20)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	13,400	(93)	(153)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	13,800	(96)	(22)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	13,800	(96)	(154)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	15,400	(106)	(19)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	15,400	(106)	(202)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	14,500	(99)	(16)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	14,500	(99)	(203)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	10,700	(78)	(16)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	10,700	(78)	(128)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	6,400	(42)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	6,400	(42)	(84)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	20,100	(73)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	20,100	(73)	(144)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	23,900	(83)	(15)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	23,900	(83)	(185)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	15,800	(49)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	15,800	(49)	(109)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	13,700	(107)	(41)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	13,700	(107)	(171)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	14,600	(110)	(45)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	14,600	(110)	(179)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	107,600	(212)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	107,600	(212)	(1,677)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	35,700	(39)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	35,700	(101)	(505)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	35,900	(63)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	35,900	(63)	(510)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	14,300	(25)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	14,300	(25)	(228)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	27,200	(67)	(14)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	27,200	(67)	(162)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	29,600	(347)	(76)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	29,600	(409)	(971)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	126,000	(890)	(192)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	17,600	(55)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	17,600	(55)	(59)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	10,000	(68)	(13)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	10,000	(68)	(135)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	21,800	(142)	(31)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	21,800	(142)	(271)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	25,300	(160)	(32)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	25,300	(160)	(345)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	14,900	(115)	(49)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	14,900	(115)	(176)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	16,100	(123)	(54)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	16,100	(123)	(185)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	108,100	(214)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	108,100	(214)	(1,666)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	50,900	(99)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	50,900	(99)	(789)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	58,300	(73)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	58,300	(131)	(928)

$(12,043)	$(30,129)

Total Written Options	$(12,089)	$(30,134)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$14,700	$(363)	$310	$0	$(53)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	29,700	(566)	453	0	(113)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	47,500	(1,188)	1,018	0	(170)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	11,800	(228)	183	0	(45)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	27,200	(679)	582	0	(97)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	13,100	(314)	267	0	(47)

$(3,338)	$2,813	$0	$(525)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.806%	$7,820	$(188)	$226	$38	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	20,100	(487)	586	99	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	4,380	(106)	128	22	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.366	4,200	123	(24)	99	0

$(658)	$916	$258	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200	$76,244	$485	$(293)	$192	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	87,700	60,513	13	118	131	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	123	0	(196)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	32,300	23,204	173	(88)	85	0

$352	$(140)	$408	$(196)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	53,600	$20	$117	$137	$0
Receive	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2027	144,799	167	(549)	0	(382)
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	21,431	40	254	294	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	100	0	1	1	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	688,100	(29)	(7)	0	(36)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027	3,494,400	(506)	324	0	(182)
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	574,300	86	(744)	0	(658)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	485,300	73	814	887	0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032	634,400	(17)	509	492	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	220,000	35	367	402	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	19,100	(9)	180	171	0
GLM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	89,349	(74)	508	434	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	327,000	58	534	592	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	8,298,050	(874)	435	0	(439)
Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032	211,100	(9)	262	253	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month THB-THBFIX	2.500	Semi-Annual	09/21/2032	347,450	(58)	99	41	0
JPM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	36,900	28	66	94	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	70,500	(124)	754	630	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	1,721,600	(93)	2	0	(91)
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	42,500	32	77	109	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	30,800	(95)	370	275	0
Receive	3-Month THB-THBFIX Compounded-OIS	1.750	Quarterly	09/21/2024	THB	1,432,000	68	37	105	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	5,995,223	191	(508)	0	(317)
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	40,763	2	9	11	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	2,152,900	(388)	251	0	(137)

$(1,476)	$4,162	$4,928	$(2,242)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.058%	Maturity	09/20/2023	$75,000	$590	$1,946	$2,536	$0
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.059%	Maturity	06/20/2023	208,600	878	1,714	2,592	0
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.058%	Maturity	09/20/2023	64,240	497	1,398	1,895	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.059%	Maturity	06/20/2023	36,700	154	297	451	0

$2,119	$5,355	$7,474	$0

Total Swap Agreements	$(3,001)	$13,106	$13,068	$(2,963)

(m)

Securities with an aggregate market value of $237,649 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,616	$0	$1,616
Australia
Non-Agency Mortgage-Backed Securities	0	4,479	0	4,479
Sovereign Issues	0	147,162	0	147,162
Austria
Corporate Bonds & Notes	0	2,317	0	2,317
Canada
Corporate Bonds & Notes	0	10,567	0	10,567
Non-Agency Mortgage-Backed Securities	0	21,837	0	21,837
Sovereign Issues	0	80,259	0	80,259
Cayman Islands
Asset-Backed Securities	0	702,282	0	702,282
Corporate Bonds & Notes	0	36,026	0	36,026
China
Sovereign Issues	0	262,045	0	262,045
Denmark
Corporate Bonds & Notes	0	311,914	0	311,914
France
Corporate Bonds & Notes	0	89,860	0	89,860
Sovereign Issues	0	197,176	0	197,176
Germany
Corporate Bonds & Notes	0	211,047	0	211,047
Hungary
Sovereign Issues	0	658	0	658
Ireland
Asset-Backed Securities	0	162,646	0	162,646
Corporate Bonds & Notes	0	19,472	0	19,472
Non-Agency Mortgage-Backed Securities	0	5,077	0	5,077
Israel
Sovereign Issues	0	29,823	0	29,823
Italy
Corporate Bonds & Notes	0	54,300	0	54,300
Sovereign Issues	0	7,205	0	7,205
Japan
Corporate Bonds & Notes	0	92,668	0	92,668
Sovereign Issues	0	527,530	0	527,530
Luxembourg
Corporate Bonds & Notes	0	2,692	0	2,692
Malaysia
Corporate Bonds & Notes	0	9,952	0	9,952
Sovereign Issues	0	74,128	0	74,128
Mexico
Sovereign Issues	0	4,972	0	4,972
Netherlands
Corporate Bonds & Notes	0	26,310	0	26,310
Sovereign Issues	0	7,515	0	7,515
New Zealand
Sovereign Issues	0	7,179	0	7,179
Norway
Sovereign Issues	0	12,756	0	12,756
Peru
Sovereign Issues	0	118,559	0	118,559
Qatar
Corporate Bonds & Notes	0	13,111	0	13,111
Loan Participations and Assignments	0	0	11,756	11,756
Romania
Sovereign Issues	0	60,582	0	60,582
Saudi Arabia
Corporate Bonds & Notes	0	991	0	991
Serbia
Sovereign Issues	0	10,595	0	10,595
South Korea
Sovereign Issues	0	204,202	0	204,202
Spain
Corporate Bonds & Notes	0	12,945	0	12,945
Sovereign Issues	0	93,115	0	93,115
Supranational
Corporate Bonds & Notes	0	33,850	0	33,850
Switzerland
Corporate Bonds & Notes	0	133,732	0	133,732
Thailand
Sovereign Issues	0	59,038	0	59,038
United Arab Emirates
Corporate Bonds & Notes	0	6,987	0	6,987
United Kingdom
Corporate Bonds & Notes	0	258,206	0	258,206
Non-Agency Mortgage-Backed Securities	0	401,692	0	401,692
Preferred Securities	0	1,588	0	1,588
Sovereign Issues	0	139,513	0	139,513
United States
Asset-Backed Securities	0	521,561	0	521,561
Corporate Bonds & Notes	0	561,844	0	561,844
Loan Participations and Assignments	0	36,209	0	36,209
Municipal Bonds & Notes	0	14,667	0	14,667

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	881,952	0	881,952
Preferred Securities	0	9,300	0	9,300
U.S. Government Agencies	0	1,620,515	0	1,620,515
U.S. Treasury Obligations	0	399,777	0	399,777
Short-Term Instruments
Repurchase Agreements	0	46,134	0	46,134
Hungary Treasury Bills	0	91,464	0	91,464
Israel Treasury Bills	0	310,679	0	310,679
Japan Treasury Bills	0	2,468,331	0	2,468,331
U.S. Treasury Bills	0	233,106	0	233,106

	$0	$11,867,715	$11,756	$11,879,471
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,132,792	$0	$0	$1,132,792

Total Investments	$1,132,792	$11,867,715	$11,756	$13,012,263

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,096,676)	$0	$(1,096,676)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,674	18,790	0	30,464
Over the counter	0	81,147	0	81,147

	$11,674	$99,937	$0	$111,611
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,274)	(31,611)	0	(42,885)
Over the counter	0	(349,938)	0	(349,938)

	$(11,274)	$(381,549)	$0	$(392,823)

Total Financial Derivative Instruments	$400	$(281,612)	$0	$(281,212)

Totals	$1,133,192	$10,489,427	$11,756	$11,634,375

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.3% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$590	$161
1.000% due 07/09/2029		15	4
3.500% due 07/09/2041 þ		100	29

Total Argentina (Cost $406)			194

AUSTRALIA 1.8%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Pepper Residential Securities Trust 5.204% due 03/12/2061 •		$325	324
RESIMAC Bastille Trust 5.102% due 09/05/2057 •		436	436

			760

SOVEREIGN ISSUES 1.7%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,900	10,281
1.000% due 11/21/2031		2,800	1,479
1.250% due 05/21/2032		800	427
1.750% due 06/21/2051		1,000	395
2.500% due 05/21/2030		1,100	681
4.500% due 04/21/2033		3,300	2,331

			15,594

Total Australia (Cost $19,229)			16,354

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Bradesco SA 2.850% due 01/27/2023		$2,000	1,998

Total Brazil (Cost $2,000)			1,998

CANADA 0.8%
CORPORATE BONDS & NOTES 0.1%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,312

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	960	650
2.867% due 02/12/2055 ~		2,400	1,530
3.072% due 08/12/2053		652	477

			2,657

SOVEREIGN ISSUES 0.4%
Canada Government International Bond 2.000% due 12/01/2051		4,400	2,471
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)		1,464	1,125

			3,596

Total Canada (Cost $9,595)			7,565

CAYMAN ISLANDS 8.8%
ASSET-BACKED SECURITIES 8.3%
American Money Management Corp. CLO Ltd.
4.991% due 04/14/2029 •		$941	936
5.542% due 11/10/2030 •		3,500	3,449

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		3,800	3,703
AREIT Trust 5.419% due 11/17/2038 ~		2,639	2,527
Ares CLO Ltd. 5.129% due 01/15/2032 ~		3,700	3,620
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		3,700	3,641
Crestline Denali CLO Ltd. 5.465% due 10/23/2031 ~		3,900	3,827
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		2,300	2,272
KKR CLO Ltd. 5.029% due 07/15/2030 •		3,341	3,281
LoanCore Issuer Ltd. 5.358% due 01/17/2037 ~		3,700	3,589
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~		847	827
Mountain View CLO Ltd. 4.761% due 10/13/2027 •		615	615
Sound Point CLO Ltd.
5.223% due 10/20/2030 •		3,700	3,650
5.225% due 01/23/2029 ~		2,165	2,139
Starwood Commercial Mortgage Trust 5.526% due 04/18/2038 ~		3,700	3,587
Starwood Mortgage Trust 5.157% due 11/15/2038 •		3,600	3,488
Stratus CLO Ltd. 5.193% due 12/29/2029 •		3,168	3,116
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		3,700	3,619
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		4,000	3,893
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		3,900	3,810
Venture CLO Ltd.
4.959% due 04/15/2027 ~		478	478
5.263% due 04/20/2029 ~		1,709	1,692
5.343% due 01/20/2029 •		3,092	3,056
5.373% due 04/20/2032 ~		2,900	2,827
5.575% due 07/30/2032 •		3,700	3,586
5.596% due 09/07/2030 •		3,900	3,829
Vibrant CLO Ltd. 5.696% due 06/20/2029 •		1,385	1,367
Voya CLO Ltd. 5.029% due 04/17/2030 •		1,229	1,213

			77,637

CORPORATE BONDS & NOTES 0.5%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,144	916
KSA Sukuk Ltd. 5.268% due 10/25/2028		1,000	1,041
SA Global Sukuk Ltd. 2.694% due 06/17/2031		200	171
Sands China Ltd.
5.625% due 08/08/2025		600	574
5.900% due 08/08/2028		1,500	1,407
Tencent Holdings Ltd. 3.595% due 01/19/2028		300	275

			4,384

Total Cayman Islands (Cost $84,049)			82,021

CHINA 2.6%
SOVEREIGN ISSUES 2.6%
China Government International Bond
2.680% due 05/21/2030	CNY	30,300	4,314
3.530% due 10/18/2051		51,800	7,834
3.720% due 04/12/2051		22,800	3,555
3.810% due 09/14/2050		55,100	8,705

Total China (Cost $26,125)			24,408

DENMARK 2.7%
CORPORATE BONDS & NOTES 2.7%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	76,120	7,934
1.500% due 10/01/2053		1,690	177
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		51,476	5,284

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

1.500% due 10/01/2053		4,840	510
Nykredit Realkredit AS
1.000% due 10/01/2050		30,652	3,252
1.500% due 10/01/2053		56,786	6,193
Realkredit Danmark AS
1.000% due 10/01/2050		16,050	1,704
1.500% due 10/01/2053		5,980	654

Total Denmark (Cost $36,343)			25,708

FRANCE 3.4%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas SA
1.323% due 01/13/2027 •		$3,400	2,975
3.800% due 01/10/2024		500	491
5.198% due 01/10/2030 •		1,500	1,428
Societe Generale SA
1.488% due 12/14/2026 •		4,000	3,481
2.226% due 01/21/2026 •		1,200	1,105
2.797% due 01/19/2028 •		900	789
3.337% due 01/21/2033 •		1,300	1,027

			11,296

SOVEREIGN ISSUES 2.2%
France Government International Bond
0.500% due 05/25/2072	EUR	2,200	878
0.750% due 05/25/2052		10,950	6,190
2.000% due 05/25/2048		10,900	9,020
3.250% due 05/25/2045		4,600	4,858

			20,946

Total France (Cost $46,941)			32,242

GERMANY 2.1%
CORPORATE BONDS & NOTES 2.1%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	3,100	2,931
1.750% due 11/19/2030 •		1,200	1,012
2.129% due 11/24/2026 •(h)		$1,900	1,678
2.222% due 09/18/2024 •		1,600	1,546
2.625% due 12/16/2024	GBP	1,100	1,237
2.625% due 02/12/2026	EUR	2,600	2,629
3.035% due 05/28/2032 •(h)		$2,000	1,520
3.547% due 09/18/2031 •		400	322
3.729% due 01/14/2032 •(h)		2,400	1,764
3.961% due 11/26/2025 •		3,500	3,347
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	300	273
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,800	1,583

Total Germany (Cost $23,713)			19,842

IRELAND 2.1%
ASSET-BACKED SECURITIES 1.5%
Accunia European CLO DAC 2.328% due 07/15/2030 •	EUR	1,516	1,591
Black Diamond CLO DAC 2.834% due 10/03/2029 •		66	70
Cairn CLO DAC
2.158% due 10/15/2031 ~		1,500	1,572
2.178% due 04/30/2031 ~		1,283	1,339
CVC Cordatus Loan Fund DAC 2.028% due 10/15/2031 ~		1,600	1,663
Dryden Euro CLO DAC 2.038% due 04/15/2033 •		1,700	1,766
Harvest CLO DAC 2.018% due 10/15/2031 •		1,300	1,353
Jubilee CLO DAC
1.988% due 04/15/2030 •		1,900	1,988
2.028% due 04/15/2031 •		1,300	1,326
Man GLG Euro CLO DAC 2.058% due 10/15/2030 •		1,220	1,276

			13,944

CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	738

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

1.750% due 10/29/2024		700	644
5.003% (SOFRRATE + 0.680%) due 09/29/2023 ~		1,000	982

			2,364

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Shamrock Residential DAC 2.744% due 01/24/2061 ~	EUR	2,788	2,916

Total Ireland (Cost $21,600)			19,224

ISRAEL 1.5%
SOVEREIGN ISSUES 1.5%
Israel Government International Bond
0.150% due 07/31/2023	ILS	10,400	2,900
1.500% due 11/30/2023		31,500	8,793
2.000% due 03/31/2027		9,700	2,579

Total Israel (Cost $14,960)			14,272

ITALY 0.7%
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,713
2.625% due 04/28/2025		1,000	971
UniCredit SpA
7.500% due 06/03/2026 •(f)(g)		900	939
7.830% due 12/04/2023		$2,900	2,931

Total Italy (Cost $7,323)			6,554

JAPAN 5.0%
CORPORATE BONDS & NOTES 0.7%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$1,300	1,279
5.735% (US0003M + 1.000%) due 09/11/2024 ~		800	798
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,100	1,023
4.345% due 09/17/2027		1,400	1,272
4.810% due 09/17/2030		1,500	1,276
Nomura Holdings, Inc. 2.329% due 01/22/2027		1,000	877

			6,525

SOVEREIGN ISSUES 4.3%
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		500	494
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,142,549	9,006
0.500% due 09/20/2046		74,000	460
0.500% due 03/20/2049		2,260,000	13,486
0.700% due 12/20/2048		1,450,000	9,157
0.700% due 06/20/2051		200,000	1,225
1.000% due 03/20/2052		440,000	2,909
Tokyo Metropolitan Government 0.750% due 07/16/2025		$4,500	4,054

			40,791

Total Japan (Cost $61,421)			47,316

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	556
4.550% due 04/21/2050		400	359
4.800% due 04/21/2060		400	368

			1,283

SOVEREIGN ISSUES 0.7%
Malaysia Government International Bond 3.480% due 03/15/2023	MYR	27,300	6,204

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Malaysia Government Investment Issue 3.151% due 05/15/2023		700	159

			6,363

Total Malaysia (Cost $7,536)			7,646

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$600	489

Total Mexico (Cost $557)			489

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Enel Finance International NV 2.650% due 09/10/2024		$2,700	2,585
ING Groep NV 3.875% due 05/16/2027 •(f)(g)		900	660

Total Netherlands (Cost $3,531)			3,245

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,700	859

Total New Zealand (Cost $1,190)			859

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,356

Total Norway (Cost $1,600)			1,356

PERU 1.4%
SOVEREIGN ISSUES 1.4%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	587
5.350% due 08/12/2040	PEN	3,300	651
5.940% due 02/12/2029		5,100	1,233
6.350% due 08/12/2028		30,900	7,744
6.950% due 08/12/2031		4,700	1,169
8.200% due 08/12/2026		5,600	1,545

Total Peru (Cost $16,837)			12,929

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$600	498

Total Qatar (Cost $594)			498

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	938
1.750% due 07/13/2030		1,400	1,047
2.000% due 01/28/2032		600	431
2.000% due 04/14/2033		100	69
2.124% due 07/16/2031		200	148
2.625% due 12/02/2040		800	480
2.750% due 04/14/2041		500	302
2.875% due 04/13/2042		1,800	1,083
3.750% due 02/07/2034		1,200	962

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Total Romania (Cost $9,005)			5,460

SAUDI ARABIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$800	661

Total Saudi Arabia (Cost $692)			661

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	849
2.050% due 09/23/2036		900	546

Total Serbia (Cost $2,303)			1,395

SOUTH KOREA 2.3%
SOVEREIGN ISSUES 2.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,223
2.375% due 12/10/2027		3,370,000	2,496
2.375% due 12/10/2028		12,640,000	9,270
2.625% due 06/10/2028		6,030,000	4,502
5.500% due 03/10/2028		3,370,000	2,878

Total South Korea (Cost $26,073)			21,369

SPAIN 1.3%
CORPORATE BONDS & NOTES 0.2%
Banco Santander SA
1.849% due 03/25/2026		$400	354
3.848% due 04/12/2023		600	597
CaixaBank SA 3.625% due 09/14/2028 •(f)(g)	EUR	400	302
Merlin Properties Socimi SA 2.225% due 04/25/2023		600	640

			1,893

		SHARES
PREFERRED SECURITIES 0.0%
CaixaBank SA 5.875% due 10/09/2027 •(f)(g)		200,000	197

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.1%
Autonomous Community of Catalonia 4.220% due 04/26/2035		$500	520
Spain Government International Bond
0.850% due 07/30/2037		4,500	3,192
1.450% due 10/31/2071		2,300	1,130
3.450% due 07/30/2066		6,200	5,870

			10,712

Total Spain (Cost $21,727)			12,802

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,135

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Total Supranational (Cost $1,333)			1,135

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$4,800	4,659
Credit Suisse Group AG
2.193% due 06/05/2026 •		2,500	2,137
3.869% due 01/12/2029 •		400	321
6.250% due 12/18/2024 •(f)(g)		200	158
6.537% due 08/12/2033 •		2,400	2,112
7.500% due 12/11/2023 •(f)(g)		500	438

Total Switzerland (Cost $10,741)			9,825

THAILAND 0.5%
SOVEREIGN ISSUES 0.5%
Thailand Government International Bond
3.390% due 06/17/2037	THB	35,136	1,057
3.450% due 06/17/2043		125,900	3,690

Total Thailand (Cost $4,490)			4,747

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$600	635

Total United Arab Emirates (Cost $592)			635

UNITED KINGDOM 8.3%
CORPORATE BONDS & NOTES 2.9%
Annington Funding PLC 1.650% due 07/12/2024	EUR	2,000	2,042
Barclays PLC 4.375% due 01/12/2026		$480	465
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		1,900	1,808
HSBC Holdings PLC
2.804% due 05/24/2032 •		2,200	1,707
4.041% due 03/13/2028 •		2,300	2,123
4.300% due 03/08/2026		1,340	1,298
5.674% (US0003M + 1.000%) due 05/18/2024 ~		900	897
Nationwide Building Society
2.972% due 02/16/2028 •		700	616
3.766% due 03/08/2024 •		3,000	2,984
NatWest Group PLC 5.076% due 01/27/2030 •		1,600	1,510
Rolls-Royce PLC 3.625% due 10/14/2025		1,200	1,110
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		6,000	5,901
Santander U.K. PLC 3.782% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	3,018
Standard Chartered PLC 0.991% due 01/12/2025 •		$2,300	2,174

			27,653

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Avon Finance PLC 4.331% due 09/20/2048 •	GBP	1,574	1,867
Business Mortgage Finance PLC 4.359% due 02/15/2041 •		235	283
EuroMASTR PLC 3.996% due 06/15/2040 ~		190	212
Eurosail PLC 4.461% due 06/13/2045 ~		824	985
Finsbury Square PLC 4.209% (SONIO/N + 0.800%) due 03/16/2070 ~		623	751
Precise Mortgage Funding PLC
4.186% due 03/12/2055 •		654	789
4.587% due 12/12/2055 •		3,177	3,812
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~		1,644	1,980
Ripon Mortgages PLC 4.011% due 08/28/2056 •		9,731	11,546

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

RMAC PLC 4.206% due 06/12/2046 ~		2,455	2,953
RMAC Securities PLC 4.885% due 06/12/2044 •		$156	149
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •	GBP	3,537	4,240
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~		3,761	4,499
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		1,762	2,118
Trinity Square PLC 3.729% due 07/15/2059 ~		1,944	2,323

			38,507

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,891
1.125% due 01/31/2039		100	80
1.250% due 07/31/2051		5,700	3,726
1.500% due 07/31/2053		2,400	1,665
1.750% due 01/22/2049		1,900	1,472
4.250% due 12/07/2040		3,000	3,718

			12,552

Total United Kingdom (Cost $93,995)			78,712

UNITED STATES 40.4%
ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp. Home Equity Loan Trust 4.689% due 07/25/2036 •		$2,270	852
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.259% due 07/25/2034 ~		188	185
Amortizing Residential Collateral Trust 5.089% due 10/25/2031 ~		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.336% due 02/25/2034 ~		148	140
Bear Stearns Asset-Backed Securities Trust 5.189% due 09/25/2046 ~		401	375
Citigroup Mortgage Loan Trust
4.449% due 07/25/2045 •		603	430
4.459% due 05/25/2037 ~		70	48
Countrywide Asset-Backed Certificates 5.069% due 12/25/2036 ^•		40	30
Credit Suisse First Boston Mortgage Securities Corp.
4.598% due 01/25/2032 •		1	1
5.739% due 05/25/2044 ~		472	460
Credit-Based Asset Servicing & Securitization LLC 4.164% due 07/25/2037 ~		109	73
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		3,700	3,564
GSAMP Trust
4.519% due 12/25/2046 •		1,106	596
4.869% due 09/25/2036 •		1,728	640
Home Equity Asset Trust 4.989% due 11/25/2032 ~		1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		374	350
Merrill Lynch Mortgage Investors Trust
4.549% due 09/25/2037 •		107	24
4.629% due 02/25/2037 •		36	11
Morgan Stanley ABS Capital, Inc. Trust 4.489% due 07/25/2036 •		51	20
Morgan Stanley Home Equity Loan Trust 4.739% due 04/25/2037 ~		1,068	594
Morgan Stanley Mortgage Loan Trust
5.109% due 04/25/2037 •		331	99
6.419% due 09/25/2046 ^þ		1,367	329
Option One Mortgage Loan Trust
4.609% due 04/25/2037 ~		1,203	879
5.259% due 05/25/2035 •		1,743	1,411
People's Choice Home Loan Securities Trust 5.366% due 01/25/2035 •		541	512
Popular ABS Mortgage Pass-Through Trust 4.699% due 06/25/2047 ^~		1,673	1,537
Securitized Asset-Backed Receivables LLC Trust
4.489% due 12/25/2036 ~		26	16
4.509% due 12/25/2036 ^•		28	6
4.519% due 05/25/2037 ^•		289	218
SMB Private Education Loan Trust
1.290% due 07/15/2053		1,275	1,126
4.668% due 02/16/2055 •		2,630	2,553
5.418% due 07/15/2053 ~		392	380
Soundview Home Loan Trust 4.509% due 11/25/2036 •		27	8

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 5.620% due 04/25/2035 •		56	55
Terwin Mortgage Trust 5.329% due 11/25/2033 •		45	39
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		3,500	3,375
Washington Mutual Asset-Backed Certificates Trust 3.816% due 10/25/2036 •		39	15

			20,953

CORPORATE BONDS & NOTES 6.8%
7-Eleven, Inc. 0.800% due 02/10/2024		1,700	1,618
AbbVie, Inc. 1.500% due 11/15/2023	EUR	300	317
American Airlines Pass-Through Trust 3.600% due 04/15/2031		$681	533
Bank of America Corp.
2.551% due 02/04/2028 •		1,100	979
2.972% due 02/04/2033 •		1,100	889
4.376% due 04/27/2028 •		1,700	1,628
Bayer U.S. Finance LLC
4.375% due 12/15/2028		800	753
5.779% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,198
Boeing Co.
1.433% due 02/04/2024		1,500	1,438
1.950% due 02/01/2024		100	96
2.750% due 02/01/2026		1,600	1,485
3.250% due 02/01/2028		800	728
Broadcom, Inc.
2.450% due 02/15/2031		700	553
2.600% due 02/15/2033		700	527
3.137% due 11/15/2035		504	372
Charter Communications Operating LLC
3.500% due 03/01/2042		2,000	1,288
3.700% due 04/01/2051		1,200	734
3.850% due 04/01/2061		400	233
3.950% due 06/30/2062		700	415
5.125% due 07/01/2049		800	608
6.090% (US0003M + 1.650%) due 02/01/2024 ~		800	804
Citigroup, Inc.
3.070% due 02/24/2028 •		2,200	1,986
3.785% due 03/17/2033 •(h)		1,800	1,544
Corebridge Financial, Inc. 3.650% due 04/05/2027		1,000	934
Dell International LLC 6.200% due 07/15/2030		200	204
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	322
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	400	410
2.492% due 11/15/2023 •		200	211
2.748% due 06/14/2024	GBP	800	917
2.900% due 02/16/2028		$300	248
3.021% due 03/06/2024	EUR	2,700	2,840
3.370% due 11/17/2023		$900	879
3.375% due 11/13/2025		400	362
4.125% due 08/17/2027		1,300	1,166
4.134% due 08/04/2025		200	188
4.542% due 08/01/2026		600	554
5.125% due 06/16/2025		800	771
GA Global Funding Trust 2.250% due 01/06/2027		900	793
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •(j)		6,500	5,797
3.615% due 03/15/2028 •		3,500	3,265
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		2,900	2,627
4.080% due 04/26/2026 •		2,000	1,944
Kilroy Realty LP 3.450% due 12/15/2024		200	192
Morgan Stanley 2.630% due 02/18/2026 •		2,200	2,067
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		4,500	3,762
ONEOK, Inc. 4.550% due 07/15/2028		400	378
Oracle Corp.
2.300% due 03/25/2028 (h)		3,500	3,038
2.875% due 03/25/2031 (h)		600	499
3.950% due 03/25/2051 (h)		1,600	1,147
Organon & Co. 5.125% due 04/30/2031		1,000	868
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	86

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

3.150% due 01/01/2026	100	93
3.500% due 06/15/2025	400	378
4.000% due 12/01/2046	200	135
4.200% due 03/01/2029	1,200	1,074
4.250% due 03/15/2046	100	70
4.550% due 07/01/2030	400	363
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	3,600	3,471
Southern California Edison Co.
4.963% (SOFRRATE + 0.640%) due 04/03/2023 ~	100	100
5.153% (SOFRRATE + 0.830%) due 04/01/2024 ~	700	695

		63,574

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~	1,568	1,567
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~	1,122	1,068

		2,635

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	1,300	1,169

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.0%
Adjustable Rate Mortgage Trust
3.361% due 09/25/2035 ^~	37	31
3.949% due 07/25/2035 ~	26	25
American Home Mortgage Assets Trust 4.769% due 09/25/2046 ^~	522	443
Banc of America Funding Trust
3.860% due 10/20/2046 ^~	484	401
4.081% due 11/20/2034 ~	204	195
4.273% due 01/20/2047 ^~	57	52
5.500% due 09/25/2035	370	354
5.750% due 11/25/2035	211	197
6.000% due 08/25/2036 ^	61	54
Banc of America Mortgage Trust
3.943% due 09/25/2035 ^~	60	51
3.990% due 07/25/2035 ~	45	37
BCAP LLC Trust
2.427% due 01/26/2047 •	184	172
5.250% due 02/26/2036 ~	514	228
Bear Stearns Adjustable Rate Mortgage Trust
2.634% due 05/25/2034 ~	37	31
3.333% due 05/25/2033 ~	24	23
3.559% due 05/25/2034 ~	79	72
3.588% due 11/25/2034 ~	409	369
3.789% due 10/25/2033 ~	23	22
3.845% due 02/25/2036 ^~	87	78
4.089% due 02/25/2034 ~	4	4
4.340% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust
3.383% due 08/25/2036 ^~	42	28
3.586% due 11/25/2036 ^~	948	508
3.668% due 11/25/2036 ^~	282	131
3.697% due 08/25/2036 ^~	862	459
3.763% due 11/25/2035 ^~	28	23
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~	54	43
BellaVista Mortgage Trust 4.839% due 05/20/2045 •	11	7
BIG Commercial Mortgage Trust 5.678% due 02/15/2039 •	3,500	3,366
Chase Mortgage Finance Trust
3.492% due 02/25/2037 ~	97	94
3.718% due 07/25/2037 ~	62	51
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	36	30
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	8,058	6,507
3.000% due 11/27/2051 ~	4,191	3,518
3.885% due 08/25/2035 ~	46	45
6.080% due 09/25/2035 •	97	94
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.994% due 09/25/2035 ^~	510	435
Commercial Mortgage Trust 0.593% due 03/10/2046 ~(a)	12,000	0
Countrywide Alternative Loan Trust
3.448% due 08/25/2035 ~	140	126
3.548% due 11/25/2035 •	230	195
4.088% due 11/25/2035 •	163	142
4.633% due 09/20/2046 ~	1,104	713

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

4.709% due 02/25/2047 •	188	160
4.729% due 05/25/2047 •	180	152
4.739% due 05/25/2037 ^•	333	125
4.773% due 03/20/2046 •	32	25
4.789% due 06/25/2036 ^•	205	95
4.789% due 06/25/2037 •	565	495
4.809% due 05/25/2035 •	536	480
4.809% due 07/25/2046 ^•	28	23
4.809% due 07/25/2046 •	463	404
4.909% due 07/25/2046 ^~	736	480
4.949% due 12/25/2035 ~	22	19
5.250% due 06/25/2035 ^	87	68
6.250% due 08/25/2037 ^	324	177
6.500% due 08/25/2032	11	11
Countrywide Home Loan Mortgage Pass-Through Trust
2.900% due 04/20/2036 ^~	19	16
3.632% due 09/25/2047 ^~	236	205
3.680% due 08/25/2034 ^~	4	4
3.792% due 11/25/2034 ~	15	14
4.969% due 04/25/2035 •	20	18
5.029% due 03/25/2035 •	421	339
5.029% due 03/25/2035 ~	45	40
5.049% due 02/25/2035 ~	86	77
5.069% due 02/25/2035 ~	34	28
5.069% due 03/25/2036 ~	74	40
5.910% due 02/20/2036 ^~	98	81
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	125	97
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.139% due 07/25/2033 ~	4	4
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	685	553
6.500% due 07/26/2036 ^	584	148
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	235	199
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.489% due 10/25/2036 ^•	28	24
6.800% due 07/25/2036 ^þ	190	156
Extended Stay America Trust 5.398% due 07/15/2038 ~	3,612	3,513
First Horizon Alternative Mortgage Securities Trust 3.592% due 08/25/2035 ^~	244	210
GreenPoint Mortgage Funding Trust
4.749% due 01/25/2037 •	458	387
4.789% due 12/25/2046 ^~	597	535
4.809% due 04/25/2036 ~	197	164
4.829% due 06/25/2045 ~	109	100
4.929% due 11/25/2045 •	34	31
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.726% due 10/25/2033 ~	11	11
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)	65,000	368
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	795	642
2.500% due 02/25/2052 ~	1,576	1,273
2.500% due 04/25/2052 ~	989	799
2.500% due 07/25/2052 ~	3,768	3,043
3.000% due 08/26/2052 ~	3,865	3,225
GSR Mortgage Loan Trust
2.880% due 03/25/2033 •	14	14
3.171% due 05/25/2035 ~	72	60
3.767% due 09/25/2035 ~	45	42
4.909% due 08/25/2046 •	461	128
HarborView Mortgage Loan Trust
3.275% due 07/19/2035 ^~	40	29
4.529% due 09/19/2037 ~	430	369
4.819% due 03/19/2036 ^•	62	54
4.899% due 02/19/2036 •	226	120
4.959% due 11/19/2035 •	345	265
5.039% due 01/19/2035 ~	16	14
HomeBanc Mortgage Trust 4.749% due 12/25/2036 ~	2	2
Impac CMB Trust
5.049% due 03/25/2035 •	11	11
5.169% due 10/25/2034 ~	79	75
IndyMac INDA Mortgage Loan Trust 3.102% due 11/25/2035 ^~	167	122
IndyMac INDX Mortgage Loan Trust
3.229% due 08/25/2035 ~	117	92
3.837% due 12/25/2034 ~	41	39
4.809% due 05/25/2046 ~	615	537
4.869% due 06/25/2037 ~	220	192
4.889% due 02/25/2037 •	738	466
4.969% due 11/25/2036 ^•	193	167
JP Morgan Alternative Loan Trust
4.141% due 12/25/2035 ^~	1,153	841

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

4.869% due 10/25/2036 ~	1,331	1,169
5.500% due 11/25/2036 ^~	8	3
JP Morgan Chase Commercial Mortgage Securities Trust 0.944% due 12/15/2047 ~(a)	13,315	0
JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	2,813	2,271
3.000% due 12/25/2051 ~	3,240	2,715
3.000% due 01/25/2052 ~	6,853	5,744
3.000% due 03/25/2052 ~	5,995	5,025
3.000% due 04/25/2052 ~	6,691	5,608
3.000% due 05/25/2052 ~	10,286	8,621
3.062% due 11/25/2033 ~	32	30
3.196% due 07/27/2037 ~	371	338
3.346% due 07/25/2035 ~	57	53
3.381% due 02/25/2036 ^~	219	171
3.407% due 08/25/2035 ~	84	79
4.098% due 10/25/2035 ~	53	51
4.689% due 10/25/2035 ~	1,292	938
Lehman XS Trust 5.029% due 11/25/2046 ^~	765	564
MASTR Adjustable Rate Mortgages Trust
4.599% due 04/25/2046 ~	103	89
4.724% due 05/25/2047 ^~	1,500	1,214
MASTR Alternative Loan Trust 4.789% due 03/25/2036 ^•	415	47
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.758% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
3.418% due 02/25/2033 ~	28	26
3.437% due 06/25/2037 ~	77	70
3.484% due 06/25/2035 ~	84	78
Merrill Lynch Mortgage-Backed Securities Trust 2.861% due 04/25/2037 ^~	16	14
MF1 Ltd. 5.406% due 12/15/2034 ~	3,100	2,931
MFA Trust
1.381% due 04/25/2065 ~	1,255	1,131
1.947% due 04/25/2065 ~	481	435
Morgan Stanley Bank of America Merrill Lynch Trust
0.866% due 02/15/2046 ~(a)	1,160	0
0.941% due 05/15/2046 ~(a)	32,790	1
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,079	1,942
2.750% due 11/25/2059 ~	1,764	1,616
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.189% due 10/25/2035 ~	155	95
4.038% due 08/25/2035 ~	35	35
5.077% due 02/25/2036 ^~	60	51
5.820% due 03/25/2047 þ	217	202
6.138% due 03/25/2047 þ	186	173
OBX Trust 3.000% due 01/25/2052 ~	4,006	3,358
One New York Plaza Trust 5.268% due 01/15/2036 •	3,700	3,498
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~	399	347
3.732% due 08/25/2035 ^~	92	36
4.539% due 02/25/2047 ~	790	291
4.809% due 04/25/2046 ~	58	17
6.000% due 06/25/2036	385	311
6.000% due 06/25/2037 ^	228	175
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	663	223
Residential Funding Mortgage Securities, Inc. Trust 3.910% due 09/25/2035 ^~	140	87
Sequoia Mortgage Trust
4.272% due 04/20/2035 ~	21	21
5.053% due 07/20/2033 ~	77	70
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•	15	12
3.780% due 02/25/2034 ~	39	36
3.854% due 04/25/2035 ~	448	416
3.957% due 04/25/2034 ~	47	47
4.829% due 05/25/2037 •	27	24
6.709% due 10/25/2037 ^~	166	146
Structured Asset Mortgage Investments Trust
3.548% due 08/25/2047 ^•	796	699
4.609% due 09/25/2047 •	53	42
4.769% due 07/25/2046 ^~	454	315
4.809% due 04/25/2036 •	87	75
4.839% due 07/19/2035 ~	50	47
4.849% due 05/25/2045 ~	142	125
4.919% due 07/19/2034 ~	2	2
5.009% due 12/25/2035 ^~	10	8
Structured Asset Securities Corp. Mortgage Loan Trust 4.679% due 10/25/2036 •	890	780

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	6
Thornburg Mortgage Securities Trust 6.666% due 06/25/2047 ^•	713	610
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,787	1,573
2.710% due 01/25/2060 ~	1,524	1,404
2.900% due 10/25/2059 ~	6,260	5,842
5.389% due 05/25/2058 ~	903	896
UWM Mortgage Trust
2.500% due 12/25/2051 ~	646	519
3.000% due 01/25/2052 ~	653	547
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~	141	123
2.585% due 03/25/2034 ~	102	99
2.629% due 05/25/2046 ~	417	360
2.766% due 04/25/2037 ^~	495	431
2.839% due 02/25/2037 ^~	207	177
2.868% due 03/25/2035 ~	113	109
3.030% due 12/25/2046 •	268	249
3.206% due 06/25/2033 ~	16	14
3.211% due 02/25/2037 ^~	143	129
3.222% due 03/25/2036 ^~	564	493
3.448% due 06/25/2042 ~	16	14
3.448% due 08/25/2042 •	19	17
3.510% due 12/25/2036 ^~	17	15
3.548% due 11/25/2046 •	83	72
3.770% due 12/25/2035 ~	245	222
3.897% due 08/25/2034 ~	111	104
4.949% due 11/25/2045 •	126	109
4.969% due 07/25/2045 ~	229	210
4.969% due 10/25/2045 ~	40	37
5.009% due 01/25/2045 ~	35	33
5.029% due 01/25/2045 ~	33	30
5.129% due 11/25/2034 •	288	260
5.369% due 11/25/2034 •	195	177
Washington Mutual Mortgage Pass-Through Certificates Trust
2.988% due 07/25/2046 ^•	287	177
3.018% due 05/25/2046 ^•	788	624
6.000% due 10/25/2035 ^	292	201
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	56	45
0.393% due 03/15/2048 ~(a)	26,228	0
0.937% due 03/15/2045 ~(a)	4,341	0

		112,719

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
2.139% due 03/01/2033 •	17	17
2.888% due 06/01/2043 •	23	22
2.889% due 10/01/2044 •	24	23
3.000% due 03/01/2060	1,231	1,085
3.248% due 06/01/2035 •	2	2
3.500% due 01/01/2059	2,493	2,290
3.632% due 12/01/2034 •	7	6
3.821% due 07/25/2037 •	99	97
3.956% due 09/01/2035 •	9	9
3.975% due 12/01/2036 •	7	7
4.027% due 11/01/2034 •	162	166
4.509% due 03/25/2034 ~	1	1
4.539% due 08/25/2034 •	1	1
4.789% due 06/25/2029 - 06/25/2036 •	33	32
6.000% due 04/25/2043 - 07/25/2044	264	267
6.500% due 06/25/2044	4	4
Freddie Mac
0.096% due 01/15/2038 ~(a)	490	18
3.248% due 10/25/2044 •	215	215
3.358% due 01/15/2038 •	490	490
3.729% due 08/01/2035 •	4	4
4.021% due 09/01/2035 •	5	5
4.051% due 11/01/2035 •	26	25
4.649% due 08/25/2031 ~	8	8
4.768% due 12/15/2031 •	9	8
4.918% due 12/15/2037 ~	102	102
Ginnie Mae
1.750% due 10/20/2029 •	3	3
3.000% due 07/20/2046 - 05/20/2047	30	29
6.000% due 08/20/2034	1,339	1,371
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	5,036	4,280
3.000% due 10/01/2049 - 06/01/2051	2,535	2,247
3.500% due 10/01/2034 - 07/01/2050	2,086	1,940
4.000% due 01/01/2048 - 06/01/2050	1,001	948
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	25,800	22,668

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

3.500% due 02/01/2053		14,500	13,183
4.000% due 03/01/2053		28,180	26,445
4.500% due 02/01/2053		59,000	56,798
6.000% due 02/01/2053		7,400	7,505

			142,321

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
1.625% due 11/15/2050 (n)		500	298
1.875% due 02/15/2041 (n)		1,900	1,344
4.000% due 11/15/2052		200	200
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (n)		3,002	2,655
0.125% due 01/15/2032 (n)		753	660
0.500% due 01/15/2028 (l)		13,289	12,503
0.625% due 07/15/2032		513	470
2.500% due 01/15/2029 (l)(n)		6,385	6,660
3.875% due 04/15/2029 (l)(n)		2,175	2,445
U.S. Treasury Notes
0.125% due 12/15/2023 (l)(n)		7,100	6,802
2.875% due 04/30/2025 (l)(n)		3,100	3,000

			37,037

Total United States (Cost $412,783)			380,408

SHORT-TERM INSTRUMENTS 13.7%
REPURCHASE AGREEMENTS (i) 0.1%			806

HUNGARY TREASURY BILLS 0.8%
18.250% due 01/03/2023 (c)(d)	HUF	2,824,000	7,571

ISRAEL TREASURY BILLS 1.4%
0.463% due 01/04/2023 - 04/05/2023 (c)(d)	ILS	45,751	12,967

JAPAN TREASURY BILLS 11.3%
(0.144)% due 01/16/2023 - 03/13/2023 (c)(d)	JPY	13,890,000	105,858

U.S. TREASURY BILLS 0.1%
4.221% due 02/16/2023 - 03/02/2023 (c)(d)(n)		$1,193	1,187

Total Short-Term Instruments (Cost $121,042)			128,389

Total Investments in Securities (Cost $1,090,326)			970,258

		SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short Asset Portfolio		64,157	615
PIMCO Short-Term Floating NAV Portfolio III		7,812,624	75,907

Total Short-Term Instruments (Cost $76,550)			76,522

Total Investments in Affiliates (Cost $76,550)			76,522

Total Investments 111.4% (Cost $1,166,876)			$1,046,780
Financial Derivative Instruments (k)(m) 0.7%(Cost or Premiums, net $(9,384))			6,489
Other Assets and Liabilities, net (12.1)%			(113,422)

Net Assets 100.0%			$939,847

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Payment in-kind security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)								Contingent convertible security.
(h)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.785%	03/17/2033	03/10/2022		$1,800	$1,544	0.17%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020		1,900	1,678	0.18
Deutsche Bank AG				3.035	05/28/2032	05/25/2021 – 05/27/2021		1,999	1,520	0.16
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		2,400	1,764	0.19
Oracle Corp.				2.300	03/25/2028	03/22/2021		3,493	3,038	0.32
Oracle Corp.				2.875	03/25/2031	03/22/2021		599	499	0.05
Oracle Corp.				3.950	03/25/2051	03/22/2021		1,597	1,147	0.12

								$13,788	$11,190	1.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$806	U.S. Treasury Bills 0.000% due 06/29/2023			$(822)	$806	$806

Total Repurchase Agreements								$(822)	$806	$806

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

TDM				4.490%	12/16/2022		TBD(3)	$(5,627)		$(5,640)

Total Reverse Repurchase Agreements										$(5,640)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.2)%
U.S. Government Agencies (10.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	01/01/2038	$21,000	$(18,830)	$(18,681)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2053	89,550	(72,789)	(72,887)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2053	5,000	(4,183)	(4,235)

Total Short Sales (10.2)%									$(95,802)	$(95,803)

(j)								Securities with an aggregate market value of $5,797 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)								Includes accrued interest.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(42,925) at a weighted average interest rate of 0.593%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	22	$55	$(21)	$(67)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	22	55	(17)	(2)

Total Written Options	$(38)	$(69)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	577	$137,095	$(737)	$0	$(50)
3-Month SOFR Active Contract June Futures	09/2024	465	111,867	(148)	0	(12)
Australia Government 10-Year Bond March Futures	03/2023	192	15,122	(867)	11	(29)
Euro-BTP March Futures	03/2023	153	17,839	(1,324)	146	(183)
Euro-Buxl 30-Year Bond March Futures	03/2023	17	2,461	(465)	11	(64)
Euro-Schatz March Futures	03/2023	1,203	135,755	(1,833)	71	(167)
Japan Government 10-Year Bond March Futures	03/2023	66	73,151	(1,390)	0	(101)
U.S. Treasury 5-Year Note March Futures	03/2023	694	74,903	(186)	0	(60)
U.S. Treasury 10-Year Note March Futures	03/2023	75	8,422	(44)	0	(10)

$(6,994)	$239	$(676)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	930	$(221,968)	$373	$105	$0
Australia Government 10-Year Bond March Futures	03/2023	74	(5,381)	68	1	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	9	0	7	0	0
Canada Government 10-Year Bond March Futures	03/2023	158	(14,301)	252	30	0
Euro-Bobl March Futures	03/2023	589	(72,980)	2,287	271	(164)
Euro-BTP Italy Government Bond March Futures	03/2023	244	(27,454)	384	34	(31)
Euro-Bund March Futures	03/2023	52	(7,399)	437	59	(26)
Euro-Oat March Futures	03/2023	256	(34,885)	2,472	318	(178)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	9	(55)	(46)	4	(10)
U.S. Treasury 2-Year Note March Futures	03/2023	279	(57,217)	(77)	44	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	6	(806)	(5)	3	0
U.S. Ultra Treasury Note March Futures	03/2023	623	(73,689)	502	39	0
United Kingdom Long Gilt March Futures	03/2023	67	(8,092)	529	23	(9)

$7,183	$931	$(418)

Total Futures Contracts	$189	$1,170	$(1,094)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	12/20/2024	2.027%	EUR	400	$(2)	$(6)	$(8)	$0	$0
Tesco PLC	1.000	Quarterly	06/20/2025	0.884	2,500	(83)	91	8	0	(2)

$(85)	$85	$0	$0	$(2)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 10-Year Index	(1.000)%	Quarterly	12/20/2030	$10,300	$(64)	$63	$(1)	$0	$0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	11,300	(39)	110	71	2	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	2,800	32	(7)	25	0	0
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	123,300	3,048	(1,404)	1,644	3	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	300	(2)	2	0	0	(1)
iTraxx Europe Main 38 10-Year Index	(1.000)	Quarterly	12/20/2032	30,000	783	(212)	571	0	(56)

$3,758	$(1,448)	$2,310	$5	$(57)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$35,300	$0	$24	$24	$0	$(12)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	10,400	0	9	9	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	28,300	3	26	29	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	32,600	0	11	11	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	21,900	0	4	4	0	0

$3	$74	$77	$1	$(13)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	53,050	$(68)	$(1,078)	$(1,146)	$0	$(35)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.500	Annual	03/15/2025	3,100	(102)	(39)	(141)	0	(2)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028	21,100	(1,305)	(752)	(2,057)	0	(33)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	22,100	(3,594)	(171)	(3,765)	0	(13)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	5,400	(1,683)	(27)	(1,710)	0	(9)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Annual	09/21/2023	INR	3,349,400	(11)	(136)	(147)	0	(6)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2024	2,127,750	(13)	(82)	(95)	0	(2)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2024	866,130	(32)	43	11	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2024	1,338,600	3	90	93	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	1,900,450	844	(275)	569	3	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	410,700	30	(50)	(20)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027	396,500	(26)	(95)	(121)	1	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	192,400	121	(76)	45	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	4,030,000	50	(75)	(25)	9	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031	1,260,000	(126)	(544)	(670)	0	(35)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031	310,000	(74)	(90)	(164)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039	1,050,000	19	974	993	60	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	281	114	395	20	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		430,000	(39)	(380)	(419)	0	(38)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	18,000	(7)	(220)	(227)	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		1,700	(2)	(6)	(8)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/21/2027		7,900	(33)	(142)	(175)	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		13,711	(187)	1	(186)	0	(2)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		540	5	(3)	2	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		1,500	99	58	157	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		1,500	(40)	(117)	(157)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		$8,885	0	327	327	6	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		39,500	382	2,474	2,856	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		31,350	1,122	381	1,503	27	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		20,700	0	(559)	(559)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		21,300	0	(574)	(574)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		89,600	38	3,008	3,046	154	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		17,100	653	1,464	2,117	36	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		106,800	6,708	2,824	9,532	219	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		10,000	35	(1,336)	(1,301)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		4,200	(10)	(466)	(476)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		7,300	(20)	(708)	(728)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		8,700	(25)	(818)	(843)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		6,600	(17)	(537)	(554)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	04/30/2029		7,100	0	377	377	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		6,500	0	319	319	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		2,500	0	123	123	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		5,400	0	265	265	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		43,900	(2,806)	(4,256)	(7,062)	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		10,200	700	464	1,164	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		6,600	0	(73)	(73)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		7,300	0	105	105	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		900	(6)	(27)	(33)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		3,300	(21)	(88)	(109)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		4,900	0	88	88	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		5,300	0	(111)	(111)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		22,010	3,676	(375)	3,301	76	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,100	3,056	326	3,382	47	0
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		3,700	0	(224)	(224)	0	(17)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	18,400	0	(1,018)	(1,018)	0	(29)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	(321)	(383)	0	(14)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		19,300	181	(1,765)	(1,584)	0	(46)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		19,300	(366)	(1,693)	(2,059)	0	(43)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		14,600	(1,009)	(941)	(1,950)	0	(29)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/15/2032		2,000	(114)	(34)	(148)	0	(4)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,100	118	(633)	(515)	0	(22)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	(395)	(395)	0	(14)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(8)	(218)	(226)	0	(4)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	0	(308)	(308)	0	(5)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	0	(220)	(220)	0	(4)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	91,900	36	(142)	(106)	0	(19)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	16,454,000	(43)	(308)	(351)	0	(5)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		8,794,100	32	(320)	(288)	0	(2)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	34,500	12	(475)	(463)	12	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		31,700	(8)	(466)	(474)	3	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		950	0	(35)	(35)	0	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		73,000	(186)	(524)	(710)	5	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		13,400	(60)	(334)	(394)	18	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(139)	(87)	0	(1)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		$15,500	0	891	891	19	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	1,042	1,042	22	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		83,900	(955)	9,911	8,956	142	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		6,000	127	757	884	14	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	(10)	(2)	0	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	27	16	0	(1)
Receive(7)	6-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	112,700	129	109	238	6	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027		8,900	(26)	(574)	(600)	0	(8)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		5,900	(129)	954	825	3	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,500	(3)	(37)	(40)	0	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		75,100	27	(761)	(734)	15	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		3,700	(8)	(60)	(68)	0	(1)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	(258)	(258)	0	(9)
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	67,947	(251)	(1,592)	(1,843)	0	(125)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		1,400	(5)	(60)	(65)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		22,400	(729)	(244)	(973)	0	(16)
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2025		49,600	1,145	886	2,031	90	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		15,350	(8)	(18)	(26)	0	(19)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,100	(10)	(212)	(222)	0	(5)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,100	(8)	(186)	(194)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		187,500	(9,922)	(6,026)	(15,948)	0	(327)
Pay(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		98,100	(9,832)	(3,264)	(13,096)	0	(517)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		6,850	23	21	44	21	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	261	(1,330)	(1,069)	0	(71)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	76	(180)	(104)	0	(9)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	0	285	285	4	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	481	481	7	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		14,500	2,262	927	3,189	150	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	(188)	(206)	0	(3)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	(438)	(435)	0	(9)

$(11,704)	$(10,121)	$(21,825)	$1,344	$(1,852)

Total Swap Agreements	$(8,028)	$(11,410)	$(19,438)	$1,350	$(1,924)

(l)

Securities with an aggregate market value of $10,881 and cash of $21,610 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	AUD	1,925	$1,301	$0	$(10)
01/2023	HUF	101,126	258	0	(13)
01/2023	SEK	3,350	325	4	0
01/2023	$1,217	CAD	1,662	10	0
01/2023	1,310	CHF	1,239	32	0
01/2023	3,327	GBP	2,717	0	(42)
01/2023	911	HUF	412,070	191	0
01/2023	11,133	JPY	1,526,200	504	0
01/2023	111	RON	559	11	0
03/2023	MYR	47,466	$10,516	0	(370)
03/2023	$4,348	CNH	30,185	37	0
03/2023	39	CNY	268	0	0
03/2023	726	ZAR	12,815	24	0
05/2023	CNH	23,165	$3,581	199	0
05/2023	PEN	2,569	649	0	(20)
BPS	01/2023	GBP	408	492	0	(1)
01/2023	HUF	652,858	1,678	0	(72)
01/2023	ILS	2,317	676	16	0
01/2023	PLN	1,398	290	0	(28)
01/2023	TWD	52,997	1,731	2	0
01/2023	$1,078	NZD	1,690	0	(5)
01/2023	9	THB	296	0	0
02/2023	786	IDR	12,357,022	12	0
03/2023	CLP	316,896	$328	0	(42)
03/2023	CNH	19,897	3,082	191	0
03/2023	MXN	44,001	2,183	0	(44)
03/2023	MYR	133	28	0	(2)
03/2023	PEN	1,885	485	0	(8)
03/2023	TWD	9,994	332	4	0
03/2023	$1,929	COP	9,439,945	0	(7)
03/2023	349	MXN	7,063	8	0
03/2023	8,651	MYR	38,215	113	0
03/2023	ZAR	11,662	$641	0	(41)
05/2023	MYR	711	153	0	(11)
BRC	01/2023	HUF	1,265,534	3,300	0	(92)
01/2023	PEN	1,435	361	0	(16)
01/2023	RON	1,394	280	0	(22)
01/2023	$290	BRL	1,527	0	(1)
01/2023	23,661	CNH	164,980	206	0
01/2023	9,949	MYR	46,991	794	0
01/2023	9,858	NOK	98,097	157	0
01/2023	6,425	SEK	67,294	26	0
01/2023	2,830	SGD	3,811	16	0
01/2023	188	THB	6,500	0	0
02/2023	TWD	104,701	$3,406	0	(18)
03/2023	CNY	4,542	657	0	(3)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

	03/2023		$286	IDR	4,455,909	2	0
CBK	01/2023	AUD	866		$582	0	(8)
	01/2023	CAD	613		453	0	0
	01/2023	CLP	677,748		762	0	(36)
	01/2023	EUR	14,137		14,983	0	(156)
	01/2023	ILS	12,898		4,084	415	0
	01/2023	KRW	593,648		471	0	(1)
	01/2023	PEN	10,703		2,665	0	(148)
	01/2023	THB	122,093		3,531	0	0
	01/2023		$3,315	AUD	4,900	22	0
	01/2023		2,681	BRL	14,072	0	(16)
	01/2023		11,858	CHF	11,201	263	0
	01/2023		1,500	CLP	1,356,067	97	0
	01/2023		1,952	EUR	1,847	26	0
	01/2023		11,862	JPY	1,577,600	167	0
	01/2023		1,049	NOK	10,397	13	0
	01/2023		3,416	NZD	5,345	0	(23)
	01/2023		637	THB	22,105	2	0
	02/2023	ILS	12,527		$3,814	245	0
	02/2023	PEN	7,519		1,885	0	(89)
	02/2023		$1,073	BRL	5,790	18	0
	02/2023		762	CLP	681,481	37	0
	03/2023	PEN	8,702		$2,165	0	(115)
	03/2023		$134	MXN	2,635	0	(1)
	04/2023	CLP	688,123		$788	0	(10)
	04/2023	ILS	6,054		1,855	123	0
	04/2023		$194	PEN	766	6	0
	05/2023	CNH	2,542		$393	22	0
	05/2023	PEN	15,679		3,919	0	(166)
	07/2023	ILS	10,200		2,975	35	0
	11/2023		31,012		9,267	262	0
CLY	01/2023	CAD	400		295	0	0
	01/2023	CNH	16,426		2,361	0	(16)
	01/2023	HUF	4,773		12	0	(1)
	01/2023		$738	EUR	700	11	0
	05/2023	CNH	36,841		$5,696	318	0
DUB	01/2023	DKK	82,861		11,679	0	(255)
	01/2023	TWD	21,378		698	1	0
GLM	01/2023	BRL	15,599		2,927	0	(28)
	01/2023	CLP	85,052		86	0	(14)
	01/2023	HUF	23		0	0	0
	01/2023	MYR	25,710		5,896	20	(2)
	01/2023	PEN	1,997		505	0	(20)
	01/2023		$24,617	CNH	171,243	156	0
	01/2023		484	KRW	637,805	23	0
	01/2023		3,770	MYR	16,672	42	0
	01/2023		315	PEN	1,236	10	0
	01/2023		2,600	PLN	13,182	407	0
	01/2023		3,890	THB	135,587	30	0
	02/2023	COP	2,700,617		$593	41	0
	03/2023	CNH	10,293		1,594	99	0
	03/2023	COP	9,439,945		1,958	36	0
	03/2023		$1,243	CLP	1,132,562	80	0
	03/2023		1,956	COP	9,439,945	0	(35)
	04/2023	MXN	154,767		$7,693	0	(94)
	04/2023		$2,876	BRL	15,599	28	0
JPM	01/2023	CAD	765		$564	0	(1)
	01/2023	CNH	31		4	0	0
	01/2023	THB	12,964		376	1	0
	01/2023		$26,080	CNY	181,520	204	0
	01/2023		501	THB	17,371	1	0
	02/2023	TWD	13,218		$435	3	0
	02/2023		$1,355	IDR	21,343,376	24	0
	03/2023		709		11,101,450	7	0
	04/2023	ILS	1,786		$547	36	0
MBC	01/2023	AUD	543		368	0	(2)
	01/2023	CNH	12,497		1,798	0	(10)
	01/2023	DKK	75,175		10,619	0	(208)
	01/2023	EUR	9,104		9,588	0	(162)
	01/2023	GBP	1,505		1,836	16	0
	01/2023	JPY	1,034,600		7,661	0	(228)
	01/2023	KRW	860,647		660	0	(24)
	01/2023		$1,359	AUD	2,020	17	0
	01/2023		4,320	CNH	30,101	35	0
	01/2023		288,348	EUR	275,005	6,155	0
	01/2023		1,315	GBP	1,079	0	(10)
	01/2023		42,238	JPY	5,727,756	1,436	0
	01/2023		428	PEN	1,677	13	0
	01/2023		1,028	THB	35,607	2	0
	02/2023	IDR	186,275		$12	0	0
	02/2023	JPY	5,400,000		39,038	0	(2,400)
	03/2023		$430	IDR	6,738,004	5	0
	05/2023	CNH	175		$25	0	0
	05/2023		$11,307	CNH	75,878	0	(237)
MYI	01/2023	CHF	114		$122	0	(1)
	01/2023	DKK	4,085		582	0	(7)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

01/2023	MYR	5,515	1,249	0	(11)
01/2023	THB	1,456	42	0	0
01/2023	$11,495	AUD	17,118	162	0
01/2023	120,201	JPY	16,476,795	5,432	0
01/2023	1,876	MYR	8,881	154	0
02/2023	MXN	601	$31	0	0
02/2023	TWD	24,438	802	3	0
03/2023	$605	IDR	9,493,735	7	0
RBC	01/2023	CAD	1,577	$1,156	0	(9)
01/2023	$132	AUD	197	2	0
01/2023	303	MYR	1,434	25	0
03/2023	MXN	2,006	$100	0	(1)
04/2023	$14,316	MXN	296,746	617	0
RYL	01/2023	211	EUR	200	3	0
01/2023	138	HUF	52,154	1	0
SCX	01/2023	CLP	587,391	$590	0	(101)
01/2023	GBP	733	898	12	0
01/2023	KRW	2,247,621	1,701	0	(84)
01/2023	NZD	13,681	8,521	0	(165)
01/2023	TWD	135,695	4,314	0	(111)
01/2023	$773	AUD	1,148	8	0
01/2023	11,695	CAD	15,712	0	(91)
01/2023	663	CNH	4,607	3	0
01/2023	669	DKK	4,675	4	0
01/2023	1,249	MYR	5,515	12	0
01/2023	245	PEN	943	3	0
01/2023	322	THB	11,157	1	0
02/2023	1,427	IDR	22,457,994	24	0
03/2023	MYR	39,906	$8,628	0	(524)
03/2023	$1	CNH	5	0	0
03/2023	47,006	CNY	323,714	29	0
05/2023	CNH	57,490	$8,317	0	(70)
05/2023	$9,050	CNH	62,548	81	0
SOG	01/2023	1,116	RON	5,667	112	0
TOR	01/2023	JPY	5,060,000	$35,059	0	(3,572)
01/2023	$29,712	CAD	39,942	0	(212)
01/2023	766	CNH	5,333	5	0
01/2023	12,952	JPY	1,707,700	68	0
UAG	01/2023	GBP	832	$1,023	17	0
01/2023	HUF	786,803	2,002	0	(107)
01/2023	$2,067	CZK	52,577	258	0
01/2023	410	SEK	4,293	1	0
02/2023	ILS	12,286	$3,584	84	0
02/2023	JPY	4,590,000	32,658	0	(2,535)
02/2023	TWD	1,063	35	0	0
02/2023	$2,100	IDR	33,331,150	53	0
03/2023	JPY	380,000	$2,849	0	(73)

Total Forward Foreign Currency Contracts	$20,750	$(13,058)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	5,500	$157	$583

$157	$583

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$182	$983

Total Purchased Options	$339	$1,566

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	2,100	$(4)	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	3,100	$(10)	$(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	3,100	(10)	(23)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	49,000	(158)	(810)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	700	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	700	(3)	(9)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	5,500	(6)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	5,500	(17)	(86)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	3,100	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	3,100	(5)	(44)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	700	(2)	(4)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(920)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	900	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	900	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	600	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	600	(3)	(7)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	2,800	(10)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	2,800	(10)	(17)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,900	(11)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,900	(11)	(26)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	1,400	(11)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	1,400	(11)	(18)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,400	(9)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,400	(9)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,200	(8)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,200	(8)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,500	(11)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,500	(11)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,400	(10)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,400	(10)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,500	(10)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,500	(10)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,800	(12)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,800	(12)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,300	(9)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,300	(9)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,400	(9)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,400	(9)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	3,700	(13)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	3,700	(13)	(29)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	2,000	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	2,000	(6)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	4,200	(33)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	4,200	(33)	(53)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,500	(11)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,500	(11)	(18)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	11,500	(23)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	11,500	(23)	(179)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	2,900	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	2,900	(8)	(41)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	3,300	(6)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	3,300	(6)	(47)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	1,400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	1,400	(2)	(22)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	2,000	(5)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	2,000	(5)	(12)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	2,500	(29)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	2,500	(34)	(82)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(19)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	1,100	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	1,100	(3)	(4)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	1,100	(7)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	1,100	(7)	(15)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,000	(19)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,000	(20)	(37)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,200	(14)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,200	(14)	(30)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	2,300	(18)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	2,300	(18)	(27)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	2,200	(17)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	2,200	(17)	(25)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	11,800	(23)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	11,800	(23)	(182)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	5,900	(11)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	5,900	(11)	(92)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	4,500	(6)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	4,500	(10)	(72)

							$(1,236)	$(3,185)

Total Written Options							$(1,240)	$(3,185)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$3,900	$(96)	$82	$0	$(14)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	2,200	(42)	34	0	(8)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	5,800	(146)	125	0	(21)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.272	3,700	(71)	57	0	(14)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	2,200	(55)	47	0	(8)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	2,700	(65)	55	0	(10)

$(475)	$400	$0	$(75)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.806%	$1,900	$(46)	$55	$9	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	1,300	(32)	39	7	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.366	900	27	(6)	21	0

$(51)	$88	$37	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$10,698	$68	$(41)	$27	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	10,400	7,176	2	13	15	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	16	0	(24)

$30	$(12)	$42	$(24)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	3,200	$1	$7	$8	$0
Receive	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2027	22,155	26	(84)	0	(58)
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	1,554	3	18	21	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	500	0	4	4	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	144,000	(6)	(2)	0	(8)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027	275,600	(40)	26	0	(14)
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	54,200	8	(70)	0	(62)
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	22,460	(8)	20	12	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	63,800	10	105	115	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	09/21/2032		63,000	(2)	51	49	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		5,600	1	9	10	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	7,700	8	61	69	0
GLM	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	37,900	7	62	69	0
GST	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024		662,600	(70)	35	0	(35)
	Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032		46,100	(2)	57	55	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	5,100	(9)	55	46	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	72,600	(4)	0	0	(4)
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	3,200	(10)	39	29	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2024	THB	671,337	19	(55)	0	(36)
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027		4,463	0	1	1	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		259,800	(48)	31	0	(17)

								$(116)	$370	$488	$(234)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.058%	Maturity	09/20/2023	$8,500	$67	$220	$287	$0
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.059%	Maturity	06/20/2023	14,400	61	153	214	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.058%	Maturity	09/20/2023	7,270	56	159	215	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.059%	Maturity	06/20/2023	2,700	11	22	33	0

								$195	$554	$749	$0

Total Swap Agreements								$(417)	$1,400	$1,316	$(333)

(n)

Securities with an aggregate market value of $6,987 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$194	$0	$194
Australia
Non-Agency Mortgage-Backed Securities	0	760	0	760
Sovereign Issues	0	15,594	0	15,594
Brazil
Corporate Bonds & Notes	0	1,998	0	1,998
Canada
Corporate Bonds & Notes	0	1,312	0	1,312
Non-Agency Mortgage-Backed Securities	0	2,657	0	2,657
Sovereign Issues	0	3,596	0	3,596
Cayman Islands
Asset-Backed Securities	0	77,637	0	77,637
Corporate Bonds & Notes	0	4,384	0	4,384
China
Sovereign Issues	0	24,408	0	24,408
Denmark
Corporate Bonds & Notes	0	25,708	0	25,708
France
Corporate Bonds & Notes	0	11,296	0	11,296
Sovereign Issues	0	20,946	0	20,946
Germany
Corporate Bonds & Notes	0	19,842	0	19,842
Ireland
Asset-Backed Securities	0	13,944	0	13,944
Corporate Bonds & Notes	0	2,364	0	2,364
Non-Agency Mortgage-Backed Securities	0	2,916	0	2,916
Israel
Sovereign Issues	0	14,272	0	14,272
Italy
Corporate Bonds & Notes	0	6,554	0	6,554
Japan
Corporate Bonds & Notes	0	6,525	0	6,525
Sovereign Issues	0	40,791	0	40,791
Malaysia
Corporate Bonds & Notes	0	1,283	0	1,283
Sovereign Issues	0	6,363	0	6,363
Mexico
Sovereign Issues	0	489	0	489
Netherlands
Corporate Bonds & Notes	0	3,245	0	3,245
New Zealand
Sovereign Issues	0	859	0	859
Norway
Sovereign Issues	0	1,356	0	1,356
Peru
Sovereign Issues	0	12,929	0	12,929
Qatar
Corporate Bonds & Notes	0	498	0	498
Romania
Sovereign Issues	0	5,460	0	5,460
Saudi Arabia
Corporate Bonds & Notes	0	661	0	661
Serbia
Sovereign Issues	0	1,395	0	1,395
South Korea
Sovereign Issues	0	21,369	0	21,369
Spain
Corporate Bonds & Notes	0	1,893	0	1,893
Preferred Securities	0	197	0	197
Sovereign Issues	0	10,712	0	10,712
Supranational
Corporate Bonds & Notes	0	1,135	0	1,135
Switzerland
Corporate Bonds & Notes	0	9,825	0	9,825
Thailand
Sovereign Issues	0	4,747	0	4,747
United Arab Emirates
Corporate Bonds & Notes	0	635	0	635
United Kingdom
Corporate Bonds & Notes	0	27,653	0	27,653
Non-Agency Mortgage-Backed Securities	0	38,507	0	38,507
Sovereign Issues	0	12,552	0	12,552
United States
Asset-Backed Securities	0	20,953	0	20,953
Corporate Bonds & Notes	0	63,574	0	63,574
Loan Participations and Assignments	0	2,635	0	2,635
Municipal Bonds & Notes	0	1,169	0	1,169
Non-Agency Mortgage-Backed Securities	0	112,719	0	112,719
U.S. Government Agencies	0	142,321	0	142,321
U.S. Treasury Obligations	0	37,037	0	37,037
Short-Term Instruments
Repurchase Agreements	0	806	0	806
Hungary Treasury Bills	0	7,571	0	7,571
Israel Treasury Bills	0	12,967	0	12,967

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Japan Treasury Bills	0	105,858	0	105,858
U.S. Treasury Bills	0	1,187	0	1,187

	$0	$970,258	$0	$970,258
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$76,522	$0	$0	$76,522

Total Investments	$76,522	$970,258	$0	$1,046,780

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(95,803)	$0	$(95,803)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	979	1,541	0	2,520
Over the counter	0	23,632	0	23,632

	$979	$25,173	$0	$26,152
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(962)	(2,125)	0	(3,087)
Over the counter	0	(16,576)	0	(16,576)

	$(962)	$(18,701)	$0	$(19,663)

Total Financial Derivative Instruments	$17	$6,472	$0	$6,489

Totals	$76,539	$880,927	$0	$957,466

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
Advantage Sales & Marketing, Inc. 8.284% (LIBOR03M + 4.500%) due 10/28/2027 ~		$9,506	$7,897
Air Canada 8.130% (LIBOR03M + 3.500%) due 08/11/2028 ~		1,692	1,677
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		2,200	2,194
Arches Buyer, Inc. 7.634% (LIBOR01M + 3.250%) due 12/06/2027 ~		8,089	7,511
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~		12,789	12,783
Carnival Corp.
5.648% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	7,031	7,254
7.634% (LIBOR01M + 3.250%) due 10/18/2028 ~		$3,663	3,440
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		26,997	24,433
Catalent Pharma Solutions, Inc. 6.375% (LIBOR01M + 2.000%) due 02/22/2028 ~		987	974
CenturyLink, Inc. 6.634% (LIBOR01M + 2.250%) due 03/15/2027 ~		288	274
Charter Communications Operating LLC TBD% - 6.140% (LIBOR01M + 1.750%) due 02/01/2027 ~		7,818	7,646
Chobani LLC 7.884% (LIBOR01M + 3.500%) due 10/25/2027 ~		489	481
Citadel Securities LP 6.823% due 02/02/2028		10,392	10,220
CommScope, Inc. 7.634% (LIBOR01M + 3.250%) due 04/06/2026 ~		5,147	4,866
Delos Finance SARL 6.480% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	30,444
Diamond Sports Group LLC 12.317% due 05/25/2026		3,044	2,892
DT Midstream, Inc. 6.438% (LIBOR01M + 2.000%) due 06/26/2028 ~		599	601
Encina Private Credit LLC TBD% - 8.684% (LIBOR01M + 4.366%) due 11/30/2025 «~µ		30,617	29,960
Foundation Building Materials Holding Co. LLC 7.665% (LIBOR03M + 3.250%) due 01/31/2028 ~		3,484	3,307
GIP Blue Holding LP 9.230% (LIBOR03M + 4.500%) due 09/29/2028 ~		6,299	6,255
IQVIA, Inc. 4.202% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,200	1,286
Ivanti Software, Inc. 9.011% (LIBOR03M + 4.250%) due 12/01/2027 ~		$14,616	11,639
Level 3 Financing, Inc. 6.134% (LIBOR01M + 1.750%) due 03/01/2027 ~		8,255	7,931
Marriott Ownership Resorts, Inc. 6.134% (LIBOR01M + 1.750%) due 08/29/2025 ~		532	527
Numericable Group SA 4.605% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	962	983
Parexel International Corp. 7.634% (LIBOR01M + 3.250%) due 11/15/2028 ~		$4,080	3,938
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		4,400	4,384
Reynolds Group Holdings, Inc. 7.634% (LIBOR01M + 3.250%) due 09/24/2028 ~		889	878
Setanta Aircraft Leasing Designated Activity Co. 6.730% (LIBOR03M + 2.000%) due 11/05/2028 ~		10,000	9,970
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,600	2,655
Standard Industries, Inc. 6.425% (LIBOR06M + 2.250%) due 09/22/2028 ~		2,975	2,942
Tibco Software, Inc. 9.180% due 03/30/2029		7,000	6,269
USI, Inc. 7.980% (LIBOR03M + 3.250%) due 12/02/2026 ~		3,007	2,993

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)	4,531	3,523

Total Loan Participations and Assignments (Cost $237,300)		225,027

CORPORATE BONDS & NOTES 67.0%
BANKING & FINANCE 31.7%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	14,000	12,923
2.875% due 08/14/2024	9,900	9,379
3.650% due 07/21/2027	2,770	2,508
3.875% due 01/23/2028	1,425	1,284
4.125% due 07/03/2023	14,090	13,993
4.450% due 04/03/2026	2,320	2,217
5.003% (SOFRRATE + 0.680%) due 09/29/2023 ~	7,850	7,707
Agree LP 4.800% due 10/01/2032	500	464
AIA Group Ltd. 3.200% due 09/16/2040	800	572
AIB Group PLC 4.263% due 04/10/2025 •	5,900	5,695
Aircastle Ltd.
2.850% due 01/26/2028	4,000	3,278
4.250% due 06/15/2026	7,100	6,686
4.400% due 09/25/2023	18,000	17,826
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051	5,300	3,374
3.450% due 04/30/2025	4,600	4,453
3.550% due 03/15/2052	5,500	3,945
4.300% due 01/15/2026	8,435	8,227
4.900% due 12/15/2030	2,800	2,735
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(b)	3,100	195
Ally Financial, Inc.
3.050% due 06/05/2023	24,900	24,622
4.625% due 03/30/2025	3,600	3,522
8.000% due 11/01/2031	14,400	14,905
American Assets Trust LP 3.375% due 02/01/2031	17,000	13,523
American Homes 4 Rent LP
2.375% due 07/15/2031	2,000	1,548
3.375% due 07/15/2051	500	313
3.625% due 04/15/2032	8,600	7,257
4.250% due 02/15/2028	13,667	12,661
American International Group, Inc. 4.250% due 03/15/2029	250	234
American Tower Corp.
1.875% due 10/15/2030	8,700	6,733
2.100% due 06/15/2030	4,100	3,254
2.300% due 09/15/2031	2,600	2,028
2.750% due 01/15/2027	23,000	20,882
2.950% due 01/15/2025	29,200	27,872
2.950% due 01/15/2051	34,500	21,504
3.375% due 10/15/2026	2,100	1,966
3.650% due 03/15/2027	5,000	4,677
3.700% due 10/15/2049	4,200	2,998
3.800% due 08/15/2029	11,030	10,030
3.950% due 03/15/2029	4,970	4,592
4.000% due 06/01/2025	12,700	12,386
4.400% due 02/15/2026	7,481	7,298
Antares Holdings LP
2.750% due 01/15/2027	7,000	5,616
3.750% due 07/15/2027	6,250	5,061
3.950% due 07/15/2026	13,950	12,082
Ares Capital Corp. 2.875% due 06/15/2027	14,100	11,970
Ares Finance Co. LLC
3.250% due 06/15/2030	13,900	11,501
4.125% due 06/30/2051 •	4,900	3,705
Aroundtown SA 5.375% due 03/21/2029	1,200	910
Assurant, Inc. 4.200% due 09/27/2023	1,500	1,484
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	7,150	6,036
3.600% due 09/15/2051	4,800	3,144
AvalonBay Communities, Inc.
2.950% due 05/11/2026	300	279
3.200% due 01/15/2028	127	116
Aviation Capital Group LLC
3.500% due 11/01/2027	16,454	14,397
3.875% due 05/01/2023	500	496
4.375% due 01/30/2024	1,700	1,658
4.875% due 10/01/2025	10,591	9,992

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	5,429
2.528% due 11/18/2027		11,959	9,576
3.250% due 02/15/2027		8,600	7,371
3.950% due 07/01/2024		1,235	1,183
4.250% due 04/15/2026		15,228	13,822
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	15,953
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	8,257
3.625% due 09/24/2024		8,825	8,990
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)		800	825
Banco Bradesco SA 2.850% due 01/27/2023		$400	400
Banco BTG Pactual SA
2.750% due 01/11/2026		5,900	5,369
4.500% due 01/10/2025		10,500	10,135
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	9,000	2,214
Banco General SA
3.250% due 09/30/2026		$5,300	4,885
4.125% due 08/07/2027		3,900	3,713
4.625% due 01/15/2025		4,000	3,914
4.750% due 03/20/2024		4,900	4,835
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		6,750	6,373
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		8,800	8,727
Banco Santander SA
3.125% due 02/23/2023		600	598
5.039% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,401
Bank of America Corp.
1.319% due 06/19/2026 •		15,400	13,881
1.898% due 07/23/2031 •		19,100	14,701
2.299% due 07/21/2032 •		26,300	20,317
2.551% due 02/04/2028 •		52,400	46,615
2.687% due 04/22/2032 •		17,500	14,049
2.972% due 02/04/2033 •		27,000	21,821
3.093% due 10/01/2025 •		10,000	9,587
3.300% due 01/11/2023		1,000	1,000
3.593% due 07/21/2028 •		8,000	7,377
3.970% due 03/05/2029 •		18,700	17,288
4.100% due 07/24/2023		600	598
4.571% due 04/27/2033 •		16,600	15,231
5.015% due 07/22/2033 •		17,200	16,380
8.050% due 06/15/2027		12,000	12,940
Bank of America NA 6.000% due 10/15/2036		4,600	4,718
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		15,000	14,890
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(f)		775	663
Bank of Nova Scotia 6.567% (US0003M + 2.648%) due 04/12/2023 ~(f)		368	344
Bank One Michigan 8.250% due 11/01/2024		150	157
Barclays PLC
1.007% due 12/10/2024 •		15,000	14,284
4.338% due 05/16/2024 •		2,200	2,185
4.375% due 01/12/2026		32,965	31,937
5.501% due 08/09/2028 •		2,200	2,134
6.024% (US0003M + 1.380%) due 05/16/2024 ~		23,285	23,286
7.250% due 03/15/2023 •(f)(g)	GBP	8,765	10,501
8.000% due 03/15/2029 •(f)(g)		$5,800	5,438
BBVA Bancomer SA
1.875% due 09/18/2025		1,000	908
4.375% due 04/10/2024		3,100	3,062
Berkshire Hathaway, Inc. 2.750% due 03/15/2023		1,285	1,280
BGC Partners, Inc.
3.750% due 10/01/2024		10,000	9,572
4.375% due 12/15/2025		10,000	9,381
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	10,668
2.000% due 01/30/2032		$5,600	4,128
2.800% due 09/30/2050		5,300	3,097
4.450% due 07/15/2045		2,300	1,867
5.000% due 06/15/2044		3,900	3,435
Blackstone Private Credit Fund
2.350% due 11/22/2024		9,000	8,243
4.700% due 03/24/2025		15,000	14,391
Block Financial LLC 3.875% due 08/15/2030		18,800	16,492
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	3,490

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.375% due 02/15/2032		11,700	9,381
BNP Paribas SA
1.323% due 01/13/2027 •		4,200	3,675
1.904% due 09/30/2028 •		4,800	4,004
2.591% due 01/20/2028 •		12,100	10,659
3.132% due 01/20/2033 •		13,100	10,376
4.400% due 08/14/2028		4,900	4,642
7.000% due 08/16/2028 •(f)(g)		1,000	946
BPCE SA 2.700% due 10/01/2029		250	209
Brixmor Operating Partnership LP
3.650% due 06/15/2024		2,200	2,134
3.850% due 02/01/2025		5,475	5,258
3.900% due 03/15/2027		300	275
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,180
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,088
3.900% due 01/25/2028		12,700	11,667
4.000% due 04/01/2024		1,600	1,576
4.850% due 03/29/2029		6,725	6,428
Brown & Brown, Inc.
4.200% due 09/15/2024		1,000	982
4.950% due 03/17/2052		400	327
Camden Property Trust
3.500% due 09/15/2024		800	772
4.100% due 10/15/2028		25	24
Cantor Fitzgerald LP 4.500% due 04/14/2027		300	278
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,544
Caterpillar Financial Services Corp.
1.450% due 05/15/2025		405	376
3.650% due 12/07/2023		180	178
Chubb INA Holdings, Inc.
3.350% due 05/15/2024		150	147
3.350% due 05/03/2026		350	335
CI Financial Corp.
3.200% due 12/17/2030		7,600	5,781
4.100% due 06/15/2051		3,600	2,133
Citigroup, Inc.
2.561% due 05/01/2032 •(h)		4,500	3,563
3.200% due 10/21/2026		22,290	20,652
3.400% due 05/01/2026		2,200	2,088
3.785% due 03/17/2033 •(h)		5,900	5,062
4.075% due 04/23/2029 •		5,260	4,850
5.784% (US0003M + 1.023%) due 06/01/2024 ~		16,000	16,024
Commonwealth Bank of Australia 3.784% due 03/14/2032 (g)		6,200	5,126
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		20,100	17,776
3.750% due 07/21/2026		510	480
4.655% due 08/22/2028 •		8,200	7,884
Corebridge Financial, Inc.
3.650% due 04/05/2027		10,300	9,617
3.850% due 04/05/2029		8,400	7,668
6.875% due 12/15/2052 •		5,500	5,108
Corestate Capital Holding SA 3.500% due 04/15/2023 ^(b)	EUR	1,100	184
Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	8,604
2.750% due 04/15/2031		5,300	3,978
Credit Agricole SA
1.247% due 01/26/2027 •		3,800	3,327
4.125% due 01/10/2027		275	261
7.500% due 06/23/2026 •(f)(g)	GBP	300	353
Credit Suisse AG
1.250% due 08/07/2026		$2,700	2,188
6.500% due 08/08/2023 (g)		36,905	35,824
Credit Suisse Group AG
2.593% due 09/11/2025 •		13,400	11,854
3.750% due 03/26/2025		7,700	6,936
3.800% due 06/09/2023		18,000	17,531
4.207% due 06/12/2024 •		44,300	43,200
4.282% due 01/09/2028		500	415
4.550% due 04/17/2026		770	680
5.975% (US0003M + 1.240%) due 06/12/2024 ~		11,600	10,988
Crown Castle, Inc.
2.100% due 04/01/2031		3,900	3,083
2.250% due 01/15/2031		7,345	5,910
3.200% due 09/01/2024		6,200	5,991
3.250% due 01/15/2051		16,871	11,041
3.650% due 09/01/2027		2,443	2,273
3.700% due 06/15/2026		4,230	4,027
3.800% due 02/15/2028		15,524	14,455
4.000% due 03/01/2027		3,100	2,962

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.000% due 11/15/2049		4,435	3,374
4.300% due 02/15/2029		8,680	8,215
4.450% due 02/15/2026		15,300	14,970
CubeSmart LP
2.250% due 12/15/2028		7,600	6,278
4.375% due 02/15/2029		4,600	4,252
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		25,000	23,778
Deutsche Bank AG
1.447% due 04/01/2025 •(h)		4,500	4,181
2.129% due 11/24/2026 •(h)		30,800	27,203
2.222% due 09/18/2024 •		14,000	13,525
2.625% due 12/16/2024	GBP	14,300	16,076
3.035% due 05/28/2032 •(h)		$7,650	5,815
3.547% due 09/18/2031 •		26,600	21,382
3.742% due 01/07/2033 •		1,000	712
5.625% due 05/19/2031 •	EUR	5,500	5,757
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,115
Discover Bank 4.200% due 08/08/2023		$15,000	14,906
Discover Financial Services 4.500% due 01/30/2026		6,900	6,677
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	6,367
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		121	120
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,119
Enact Holdings, Inc. 6.500% due 08/15/2025		1,700	1,671
EPR Properties
4.500% due 04/01/2025		7,200	6,836
4.500% due 06/01/2027		9,400	8,241
4.750% due 12/15/2026		8,000	7,199
ERP Operating LP 4.500% due 06/01/2045		400	338
Erste Group Bank AG 4.250% due 10/15/2027 •(f)(g)	EUR	200	170
Essex Portfolio LP
1.700% due 03/01/2028		$9,500	7,925
3.250% due 05/01/2023		1,250	1,241
3.375% due 04/15/2026		4,100	3,860
3.500% due 04/01/2025		1,875	1,810
3.625% due 05/01/2027		202	189
Everest Reinsurance Holdings, Inc. 3.125% due 10/15/2052		2,900	1,822
Extra Space Storage LP 3.900% due 04/01/2029		2,000	1,796
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	15,364
4.625% due 04/29/2030		$10,400	9,459
Federal Realty Investment Trust 1.250% due 02/15/2026		10,100	8,906
Fidelity National Financial, Inc. 3.200% due 09/17/2051		4,500	2,630
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,391
4.600% due 11/15/2024		5,115	5,034
First-Citizens Bank & Trust Co. 6.125% due 03/09/2028		1,200	1,222
Flourish Century 6.600% due 02/04/2049 ^«(b)(h)		4,500	499
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	2,865
2.386% due 02/17/2026		200	196
2.492% due 11/15/2023 •		1,200	1,265
2.684% due 12/01/2024 •		400	414
3.021% due 03/06/2024		300	316
3.250% due 09/15/2025		2,100	2,141
3.664% due 09/08/2024		$600	573
4.535% due 03/06/2025	GBP	3,400	3,917
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		$11,701	11,022
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	2,426
Freedom Mortgage Corp.
6.625% due 01/15/2027		4,300	3,352
8.125% due 11/15/2024		10,180	9,382
8.250% due 04/15/2025		3,072	2,768
FS KKR Capital Corp.
1.650% due 10/12/2024		9,300	8,401
3.125% due 10/12/2028		3,800	3,070
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	13,257

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Globe Life, Inc. 2.150% due 08/15/2030		23,200	18,430
GLP Capital LP
3.350% due 09/01/2024		2,900	2,784
4.000% due 01/15/2030		3,200	2,808
4.000% due 01/15/2031		600	516
5.250% due 06/01/2025		17,955	17,679
5.300% due 01/15/2029		13,737	13,024
5.750% due 06/01/2028		6,300	6,205
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,269
2.615% due 04/22/2032 •		19,000	15,198
3.272% due 09/29/2025 •		110	106
3.625% due 01/22/2023		500	500
3.691% due 06/05/2028 •		24,100	22,429
3.850% due 01/26/2027		1,625	1,550
4.223% due 05/01/2029 •		22,300	20,816
Golub Capital BDC, Inc. 2.050% due 02/15/2027		12,900	10,506
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,423
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,449
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	19,077
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,520	3,507
Guardian Life Global Funding 1.100% due 06/23/2025		4,000	3,627
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	3,700
Healthcare Realty Holdings LP 3.750% due 07/01/2027		150	140
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,261
Highwoods Realty LP
3.050% due 02/15/2030		5,600	4,473
4.125% due 03/15/2028		2,200	1,991
4.200% due 04/15/2029		4,000	3,494
Host Hotels & Resorts LP
3.375% due 12/15/2029		5,300	4,442
3.500% due 09/15/2030		4,900	4,055
3.875% due 04/01/2024		4,306	4,193
4.000% due 06/15/2025		10,277	9,885
HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	14,003
2.013% due 09/22/2028 •		1,000	837
2.099% due 06/04/2026 •		24,400	22,225
2.357% due 08/18/2031 •		18,093	13,863
2.633% due 11/07/2025 •		19,500	18,327
2.848% due 06/04/2031 •		15,000	12,004
3.973% due 05/22/2030 •		15,800	13,861
4.250% due 03/14/2024		300	295
4.250% due 08/18/2025		825	794
4.292% due 09/12/2026 •		9,300	8,905
4.300% due 03/08/2026		35,700	34,573
4.375% due 11/23/2026		300	289
4.583% due 06/19/2029 •		8,476	7,819
4.750% due 07/04/2029 •(f)(g)	EUR	4,300	3,965
4.950% due 03/31/2030		$2,300	2,199
5.875% due 09/28/2026 •(f)(g)	GBP	14,400	15,573
6.000% due 09/29/2023 •(f)(g)	EUR	4,535	4,807
6.115% (US0003M + 1.380%) due 09/12/2026 ~		$3,400	3,349
6.500% due 03/23/2028 •(f)(g)		8,300	7,660
Hudson Pacific Properties LP
3.250% due 01/15/2030		15,300	11,627
4.650% due 04/01/2029		4,600	3,939
Huntington Bancshares, Inc. 4.350% due 02/04/2023		815	814
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	2,598
ING Groep NV
2.727% due 04/01/2032 •		5,700	4,555
4.250% due 05/16/2031 •(f)(g)		2,900	1,997
4.625% due 01/06/2026		600	587
5.750% due 11/16/2026 •(f)(g)		1,800	1,599
5.754% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,330
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	12,815
2.650% due 09/15/2040		8,000	5,566
4.000% due 09/15/2027		13,000	12,573
4.350% due 06/15/2029		6,500	6,293
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	4,864
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	475

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

3.375% due 01/12/2023		4,500	4,498
4.198% due 06/01/2032 •		3,200	2,358
5.017% due 06/26/2024		14,290	13,745
5.710% due 01/15/2026		10,000	9,621
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		2,000	1,483
JAB Holdings BV 2.200% due 11/23/2030		21,400	16,095
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		11,200	9,711
2.182% due 06/01/2028 •		6,900	6,044
2.301% due 10/15/2025 •		21,000	19,804
2.545% due 11/08/2032 •		10,000	7,930
2.580% due 04/22/2032 •		9,600	7,713
2.739% due 10/15/2030 •		6,900	5,801
3.375% due 05/01/2023		850	846
3.540% due 05/01/2028 •		10,100	9,309
3.702% due 05/06/2030 •		16,000	14,384
3.782% due 02/01/2028 •		10,000	9,357
3.875% due 02/01/2024		500	494
4.005% due 04/23/2029 •		21,000	19,466
4.912% due 07/25/2033 •		20,000	19,102
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		9,000	1,264
9.750% due 09/28/2023 ^(b)		10,100	1,422
10.875% due 07/23/2023 ^(b)		300	42
11.500% due 01/30/2023 ^(b)		2,800	394
11.950% due 11/12/2023 ^(b)		10,000	1,408
KBC Group NV 4.250% due 10/24/2025 •(f)	EUR	600	559
Kilroy Realty LP
2.500% due 11/15/2032		$7,800	5,557
2.650% due 11/15/2033		7,500	5,223
3.050% due 02/15/2030		6,796	5,451
3.450% due 12/15/2024		200	192
4.375% due 10/01/2025		5,050	4,900
4.750% due 12/15/2028		60	55
Kimco Realty Corp. 4.600% due 02/01/2033		5,700	5,230
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	9,340
KKR Group Finance Co. LLC
3.500% due 08/25/2050		9,190	6,183
4.850% due 05/17/2032		2,550	2,388
KWG Group Holdings Ltd.
5.875% due 11/10/2024		3,200	1,394
7.400% due 03/05/2024		2,100	1,016
Lazard Group LLC
3.750% due 02/13/2025		5,083	4,914
4.375% due 03/11/2029		3,046	2,819
4.500% due 09/19/2028		3,500	3,254
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	16,456
Liberty Mutual Group, Inc. 4.250% due 06/15/2023		9	9
Life Storage LP 3.875% due 12/15/2027		7,080	6,563
Lloyds Bank PLC 0.000% due 04/02/2032 þ		18,200	11,137
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		6,900	6,216
3.750% due 01/11/2027		10,500	9,782
4.375% due 03/22/2028		3,400	3,233
4.450% due 05/08/2025		6,400	6,283
4.947% due 06/27/2025 •(f)(g)	EUR	900	925
Logicor Financing SARL 1.625% due 07/15/2027		4,000	3,486
LXP Industrial Trust 2.700% due 09/15/2030		$1,800	1,438
Manufacturers & Traders Trust Co. 2.900% due 02/06/2025		830	795
Manulife Financial Corp. 4.150% due 03/04/2026		1,970	1,921
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,528
Mercury General Corp. 4.400% due 03/15/2027		800	749
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,324
Metropolitan Life Global Funding 0.450% due 09/01/2023		4,100	3,979
Mid-America Apartments LP
1.100% due 09/15/2026		3,200	2,772
2.875% due 09/15/2051		2,000	1,285
4.300% due 10/15/2023		22,235	22,112

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		9,000	8,181
1.538% due 07/20/2027 •		8,300	7,206
2.309% due 07/20/2032 •		10,500	8,106
2.801% due 07/18/2024		32,000	30,772
3.195% due 07/18/2029		8,475	7,418
5.133% due 07/20/2033 •		31,000	29,691
5.354% due 09/13/2028 •		5,200	5,167
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		700	683
1.979% due 09/08/2031 •		19,500	14,955
2.839% due 09/13/2026		2,800	2,552
2.869% due 09/13/2030 •		12,100	10,147
Morgan Stanley
0.000% due 04/02/2032 þ(h)		15,800	9,024
1.593% due 05/04/2027 •		15,200	13,352
1.794% due 02/13/2032 •		36,100	27,214
2.239% due 07/21/2032 •		30,000	23,088
2.475% due 01/21/2028 •		8,200	7,298
2.802% due 01/25/2052 •		7,000	4,340
3.622% due 04/01/2031 •		3,600	3,151
3.625% due 01/20/2027		75	71
5.770% (US0003M + 1.220%) due 05/08/2024 ~		16,700	16,731
6.250% due 08/09/2026		700	732
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		8,000	7,399
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028		11,145	10,859
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	10,819
4.625% due 08/01/2029		$14,000	10,701
Muthoot Finance Ltd. 4.400% due 09/02/2023		5,500	5,418
Nasdaq, Inc.
2.500% due 12/21/2040		4,000	2,607
3.850% due 06/30/2026		600	580
National Health Investors, Inc. 3.000% due 02/01/2031		1,500	1,085
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		6,700	5,184
Nationwide Building Society 4.363% due 08/01/2024 •		1,600	1,579
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	3,717
NatWest Group PLC
4.269% due 03/22/2025 •		35,000	34,242
4.800% due 04/05/2026		9,750	9,547
4.892% due 05/18/2029 •		19,700	18,675
6.274% (US0003M + 1.550%) due 06/25/2024 ~		27,878	27,889
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	7,426
New York Life Insurance Co.
3.750% due 05/15/2050		1,385	1,066
4.450% due 05/15/2069		3,500	2,901
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		6,000	5,016
2.450% due 09/15/2028		6,800	5,296
2.750% due 03/09/2028		15,000	12,173
3.875% due 09/21/2023		700	687
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,014
2.172% due 07/14/2028		9,000	7,447
2.329% due 01/22/2027		3,900	3,420
2.608% due 07/14/2031		14,400	11,171
2.648% due 01/16/2025		1,500	1,417
2.679% due 07/16/2030		4,700	3,769
2.710% due 01/22/2029		10,000	8,351
3.103% due 01/16/2030		10,000	8,362
Nordea Bank Abp 3.750% due 03/01/2029 •(f)(g)		5,700	4,415
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	65,822	6,984
1.000% due 10/01/2053		1,891	186
1.500% due 10/01/2053		109,495	11,982
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		$4,000	3,798
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		21,300	19,618
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	3,826
3.625% due 10/01/2029		4,600	3,783
4.375% due 08/01/2023		1,581	1,572
4.500% due 04/01/2027		2,600	2,439
4.750% due 01/15/2028		700	646
5.250% due 01/15/2026		600	588

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

OneMain Finance Corp. 5.375% due 11/15/2029		9,600	7,868
Owl Rock Capital Corp. 2.875% due 06/11/2028		5,800	4,563
Pacific Life Global Funding II 1.200% due 06/24/2025		3,300	2,995
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		11,402	11,375
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	2,622
PennyMac Financial Services, Inc. 4.250% due 02/15/2029		2,000	1,563
Physicians Realty LP
3.950% due 01/15/2028		5,400	4,942
4.300% due 03/15/2027		12,200	11,522
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		6,000	6,695
Piper Sandler Cos. 5.200% due 10/15/2023		12,200	12,093
PNC Bank N.A. 3.800% due 07/25/2023		1,025	1,018
PNC Financial Services Group, Inc.
6.000% due 05/15/2027 •(f)		14,500	13,695
6.200% due 09/15/2027 •(f)		10,700	10,502
Pricoa Global Funding 0.800% due 09/01/2025		3,300	2,956
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,672
Prologis LP
3.050% due 03/01/2050		2,000	1,341
3.250% due 06/30/2026		168	160
Protective Life Corp.
3.400% due 01/15/2030		14,600	12,729
4.300% due 09/30/2028		10,900	10,205
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	1,838
Prudential Financial, Inc. 6.625% due 12/01/2037		175	191
Public Storage 0.500% due 09/09/2030	EUR	2,200	1,780
QNB Finance Ltd. 3.500% due 03/28/2024		$10,000	9,797
Realty Income Corp.
3.100% due 12/15/2029		100	87
3.950% due 08/15/2027		2,200	2,101
4.625% due 11/01/2025		11,400	11,282
4.875% due 06/01/2026		6,299	6,272
Regency Centers LP
3.600% due 02/01/2027		2,200	2,062
3.700% due 06/15/2030		6,800	5,947
Reinsurance Group of America, Inc.
3.150% due 06/15/2030		4,000	3,407
4.700% due 09/15/2023		215	214
Reliance Standard Life Global Funding
2.150% due 01/21/2023		1,800	1,797
2.750% due 01/21/2027		160	144
3.850% due 09/19/2023		5,500	5,430
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	5,010
RGA Global Funding 2.700% due 01/18/2029		4,300	3,652
Sabra Health Care LP
3.200% due 12/01/2031		9,850	7,352
3.900% due 10/15/2029		4,700	3,941
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		8,700	7,476
3.244% due 10/05/2026		22,600	21,005
4.500% due 07/17/2025		3,650	3,572
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		16,000	14,109
3.373% due 01/05/2024 •		9,600	9,600
4.750% due 09/15/2025		34,261	32,678
4.796% due 11/15/2024 •		15,000	14,753
Santander U.K. PLC 1.625% due 02/12/2023		2,000	1,995
SBA Communications Corp. 3.125% due 02/01/2029		8,100	6,749
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,233
1.884% due 07/15/2050		21,000	18,497
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(b)(g)		7,000	942
SBL Holdings, Inc. 5.125% due 11/13/2026		1,000	877
SLM Corp. 4.200% due 10/29/2025		5,400	4,950

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		1,950	1,886
4.125% due 07/15/2023		6,000	5,938
Societe Generale SA
1.488% due 12/14/2026 •		17,700	15,402
4.750% due 05/26/2026 •(f)		3,000	2,554
Spirit Realty LP
3.200% due 01/15/2027		5,100	4,529
3.200% due 02/15/2031		600	480
4.000% due 07/15/2029		9,354	8,139
4.450% due 09/15/2026		4,100	3,921
Standard Chartered PLC
1.456% due 01/14/2027 •		14,500	12,590
2.819% due 01/30/2026 •		9,200	8,562
3.265% due 02/18/2036 •		10,100	7,489
3.603% due 01/12/2033 •		8,100	6,112
3.785% due 05/21/2025 •		5,100	4,924
State Street Corp. 3.776% due 12/03/2024 •		40	40
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		5,700	4,899
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	8,522
STORE Capital Corp.
2.700% due 12/01/2031		3,800	2,799
2.750% due 11/18/2030		5,100	3,926
4.500% due 03/15/2028		3,400	3,073
4.625% due 03/15/2029		2,800	2,514
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	1,823
2.696% due 07/16/2024		34,000	32,626
2.750% due 01/15/2030		4,700	3,954
3.202% due 09/17/2029 (g)		6,000	5,164
Sun Communities Operating LP
2.700% due 07/15/2031		4,800	3,800
4.200% due 04/15/2032		3,100	2,739
Sunac China Holdings Ltd.
6.500% due 07/09/2023 ^(b)		16,400	3,640
6.650% due 08/03/2024 ^(b)		6,500	1,412
7.000% due 07/09/2025 ^(b)		6,800	1,486
SVB Financial Group
3.500% due 01/29/2025		500	480
4.345% due 04/29/2028 •		10,700	10,135
Synchrony Bank 5.625% due 08/23/2027		8,000	7,809
Synchrony Financial
3.700% due 08/04/2026		4,100	3,777
3.950% due 12/01/2027		5,600	5,003
4.375% due 03/19/2024		2,700	2,653
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	41,540
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,669	6,184
5.661% due 10/13/2041		3,258	3,647
5.801% due 10/13/2040		5,980	6,818
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$1,500	1,333
Trust Fibra Uno
4.869% due 01/15/2030		2,250	1,936
5.250% due 01/30/2026		5,660	5,472
6.390% due 01/15/2050		1,700	1,375
6.950% due 01/30/2044		1,983	1,725
UBS AG
0.450% due 02/09/2024		4,800	4,550
4.475% (SOFRRATE + 0.360%) due 02/09/2024 ~		7,200	7,167
5.125% due 05/15/2024 (g)		19,130	18,922
UBS Group AG
1.494% due 08/10/2027 •		14,800	12,751
2.095% due 02/11/2032 •		7,600	5,739
2.746% due 02/11/2033 •		11,300	8,761
4.125% due 09/24/2025		10,850	10,561
4.125% due 04/15/2026		600	576
4.375% due 02/10/2031 •(f)		2,500	1,906
UDR, Inc.
1.900% due 03/15/2033		700	500
2.950% due 09/01/2026		1,400	1,287
3.000% due 08/15/2031		3,100	2,593
3.200% due 01/15/2030		3,100	2,697
3.500% due 01/15/2028		7,425	6,760
UniCredit SpA
7.296% due 04/02/2034 •		7,000	6,428
7.500% due 06/03/2026 •(f)(g)	EUR	9,200	9,602
7.830% due 12/04/2023		$43,100	43,556
Ventas Realty LP
3.500% due 02/01/2025		100	96
4.400% due 01/15/2029		125	117

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

VICI Properties LP
3.875% due 02/15/2029		15,400	13,519
5.125% due 05/15/2032		7,800	7,237
5.750% due 02/01/2027		1,650	1,611
Virgin Money U.K. PLC 4.000% due 09/25/2026 •	GBP	6,800	7,638
Visa, Inc. 3.150% due 12/14/2025		$945	912
Vonovia Finance BV 5.000% due 10/02/2023		1,100	1,085
Vornado Realty LP 3.500% due 01/15/2025		6,200	5,789
W R Berkley Corp. 4.000% due 05/12/2050		1,080	823
WEA Finance LLC 3.750% due 09/17/2024		2,605	2,464
Wells Fargo & Co.
2.164% due 02/11/2026 •		14,500	13,529
2.393% due 06/02/2028 •		41,450	36,646
2.406% due 10/30/2025 •		18,200	17,224
3.000% due 04/22/2026		28,751	26,926
3.196% due 06/17/2027 •		14,670	13,626
3.526% due 03/24/2028 •		16,300	15,123
3.584% due 05/22/2028 •		38,906	36,184
4.150% due 01/24/2029		300	283
4.611% due 04/25/2053 •		10,000	8,520
Weyerhaeuser Co.
4.000% due 11/15/2029		6,991	6,398
4.000% due 04/15/2030		8,363	7,634
7.350% due 07/01/2026		2,000	2,102
7.375% due 03/15/2032		5,657	6,271
WP Carey, Inc.
4.000% due 02/01/2025		7,000	6,827
4.250% due 10/01/2026		9,100	8,778
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)		2,200	80
8.250% due 11/25/2023 ^(b)		4,900	179
9.250% due 04/15/2023 ^(b)		5,950	217

			4,015,236

INDUSTRIALS 27.0%
3M Co. 2.250% due 03/15/2023		190	189
7-Eleven, Inc.
0.800% due 02/10/2024		14,200	13,519
0.950% due 02/10/2026		10,210	8,953
1.300% due 02/10/2028		12,600	10,464
1.800% due 02/10/2031		28,950	22,176
2.800% due 02/10/2051		8,000	4,932
AbbVie, Inc.
2.850% due 05/14/2023		6,185	6,141
3.750% due 11/14/2023		150	149
3.800% due 03/15/2025		100	98
3.850% due 06/15/2024		1,854	1,826
Activision Blizzard, Inc. 3.400% due 09/15/2026		255	243
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	2,746
Adobe, Inc. 2.150% due 02/01/2027		190	173
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		500	382
Adventist Health System 2.952% due 03/01/2029		3,000	2,575
AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	3,067
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	2,398
Aetna, Inc. 2.800% due 06/15/2023		$6,703	6,634
Air Canada 4.625% due 08/15/2029	CAD	4,900	3,172
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$4,294	3,676
3.600% due 09/15/2028		3,142	2,841
4.125% due 11/15/2026		5,779	5,293
5.250% due 10/01/2030		3,144	2,975
Aker BP ASA
3.100% due 07/15/2031		13,698	11,268
3.750% due 01/15/2030		9,000	7,937
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		9,444	9,005
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,278

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Alibaba Group Holding Ltd.
2.700% due 02/09/2041		3,900	2,500
3.150% due 02/09/2051		10,200	6,373
3.250% due 02/09/2061		5,800	3,494
4.200% due 12/06/2047		4,800	3,685
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		10,460	10,066
3.550% due 10/01/2027		400	362
ALROSA Finance SA 4.650% due 04/09/2024 ^(b)		8,300	1,152
Altice France SA 3.375% due 01/15/2028	EUR	2,500	2,026
Amazon.com, Inc.
3.250% due 05/12/2061		$8,500	5,864
5.200% due 12/03/2025		700	713
Amdocs Ltd. 2.538% due 06/15/2030		17,550	14,246
American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,229	2,805
3.150% due 08/15/2033		22,107	18,355
3.200% due 12/15/2029		7,165	6,229
3.350% due 04/15/2031		14,297	12,377
3.375% due 11/01/2028		6,070	5,074
3.575% due 07/15/2029		2,622	2,346
3.600% due 03/22/2029		2,769	2,489
3.600% due 04/15/2031		2,799	2,191
3.650% due 08/15/2030		3,742	3,338
3.700% due 04/01/2028		5,556	4,806
4.000% due 01/15/2027		1,821	1,582
Amgen, Inc.
2.800% due 08/15/2041		150	105
3.625% due 05/22/2024		100	98
4.663% due 06/15/2051		7,254	6,280
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		8,300	7,206
Anheuser-Busch InBev Worldwide, Inc. 5.450% due 01/23/2039		9,360	9,381
AP Moller - Maersk AS
3.875% due 09/28/2025		12,900	12,453
4.500% due 06/20/2029		8,000	7,614
Apple, Inc.
1.650% due 05/11/2030		1,450	1,188
2.400% due 01/13/2023		1,525	1,524
2.500% due 02/09/2025		950	909
2.550% due 08/20/2060		11,700	7,138
2.850% due 02/23/2023		315	314
3.450% due 05/06/2024		300	295
Applied Materials, Inc. 3.900% due 10/01/2025		35	34
Aptiv PLC 3.250% due 03/01/2032		6,000	4,923
Arrow Electronics, Inc. 2.950% due 02/15/2032		3,900	3,085
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	8,628
4.250% due 11/01/2029		3,300	2,965
Automatic Data Processing, Inc. 3.375% due 09/15/2025		160	155
Bacardi Ltd.
4.450% due 05/15/2025		4,500	4,370
4.700% due 05/15/2028		19,600	18,750
5.150% due 05/15/2038		10,500	9,533
BAE Systems PLC 3.400% due 04/15/2030		4,000	3,539
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	2,312
BAT Capital Corp. 2.726% due 03/25/2031		13,800	10,799
BAT International Finance PLC 3.950% due 06/15/2025		3,200	3,076
Bayer U.S. Finance LLC
3.375% due 07/15/2024		190	184
4.375% due 12/15/2028		39,300	36,971
Berry Global, Inc.
1.570% due 01/15/2026		8,000	7,135
4.875% due 07/15/2026		3,700	3,571
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		10,000	8,592
Boardwalk Pipelines LP
3.400% due 02/15/2031		18,000	15,099
3.600% due 09/01/2032		17,000	14,114
Boeing Co.
1.433% due 02/04/2024		25,000	23,968
2.196% due 02/04/2026		12,100	11,007
2.950% due 02/01/2030		375	318
3.200% due 03/01/2029		185	163

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

3.550% due 03/01/2038	175	130
3.625% due 02/01/2031	3,500	3,075
5.705% due 05/01/2040	21,000	20,115
5.805% due 05/01/2050	19,700	18,366
5.930% due 05/01/2060	30,000	27,490
7.950% due 08/15/2024	375	387
Bombardier, Inc. 7.125% due 06/15/2026	7,500	7,290
Boston Scientific Corp. 2.650% due 06/01/2030	15,700	13,447
BP Capital Markets America, Inc.
3.410% due 02/11/2026	355	341
3.588% due 04/14/2027	360	343
4.234% due 11/06/2028	415	403
British Airways Pass-Through Trust
3.300% due 06/15/2034	9,173	7,807
4.250% due 05/15/2034	1,450	1,302
4.625% due 12/20/2025	560	544
Broadcom, Inc.
1.950% due 02/15/2028	200	169
2.450% due 02/15/2031	21,400	16,905
2.600% due 02/15/2033	3,800	2,862
3.137% due 11/15/2035	22,839	16,863
3.187% due 11/15/2036	24,922	17,979
3.419% due 04/15/2033	632	508
3.469% due 04/15/2034	5,532	4,429
4.926% due 05/15/2037	44,703	39,158
Cameron LNG LLC
3.302% due 01/15/2035	4,300	3,477
3.402% due 01/15/2038	10,600	8,645
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	10,103
Carlisle Cos., Inc. 3.750% due 12/01/2027	100	93
CDW LLC 2.670% due 12/01/2026	10,100	8,986
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	2,096	1,797
Centene Corp.
2.450% due 07/15/2028	3,500	2,961
2.625% due 08/01/2031	3,000	2,363
4.625% due 12/15/2029	4,300	3,939
CenterPoint Energy Resources Corp. 4.000% due 04/01/2028	195	186
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	7,685
3.700% due 04/01/2051	5,000	3,058
3.750% due 02/15/2028	24,300	21,953
3.850% due 04/01/2061	25,100	14,605
3.900% due 06/01/2052	15,200	9,599
3.950% due 06/30/2062	15,600	9,258
4.200% due 03/15/2028	1,600	1,473
4.800% due 03/01/2050	5,400	3,941
4.908% due 07/23/2025	4,835	4,743
5.125% due 07/01/2049	17,200	13,074
5.375% due 05/01/2047	6,985	5,507
5.750% due 04/01/2048	15,890	13,074
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,036
3.700% due 11/15/2029	47,274	42,838
5.125% due 06/30/2027	24,335	24,081
Cheniere Energy Partners LP 4.000% due 03/01/2031	4,500	3,837
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	3,600	3,060
Cigna Corp. 4.969% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,903
Cisco Systems, Inc. 2.200% due 09/20/2023	150	147
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029	6,200	5,233
Comcast Corp.
2.800% due 01/15/2051	22,300	14,172
3.250% due 11/01/2039	3,500	2,741
3.750% due 04/01/2040	5,500	4,559
3.950% due 10/15/2025	675	662
Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	3,567
5.625% due 03/15/2027	4,200	3,609
6.000% due 01/15/2029	1,200	1,005
8.000% due 03/15/2026	3,100	2,829
Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	19,538
ConocoPhillips Co. 2.400% due 03/07/2025	1,700	1,617

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Constellation Brands, Inc. 3.700% due 12/06/2026	2,122	2,021
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «	795	791
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)	1,808	1,070
Continental Resources, Inc.
4.375% due 01/15/2028	7,050	6,471
5.750% due 01/15/2031	12,125	11,311
Corning, Inc. 4.700% due 03/15/2037	130	119
CoStar Group, Inc. 2.800% due 07/15/2030	12,400	10,155
Costco Wholesale Corp. 2.750% due 05/18/2024	480	468
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	10,838
CSL Finanace PLC Co. 4.050% due 04/27/2029	4,500	4,251
CSN Resources SA
4.625% due 06/10/2031	7,900	6,267
5.875% due 04/08/2032	8,900	7,460
CVS Health Corp. 3.000% due 08/15/2026	375	351
CVS Pass-Through Trust
4.163% due 08/11/2036	307	266
4.704% due 01/10/2036	7,272	6,541
5.789% due 01/10/2026	32	32
5.926% due 01/10/2034	329	322
6.036% due 12/10/2028	3,604	3,551
8.353% due 07/10/2031	303	331
DAE Funding LLC
1.550% due 08/01/2024	9,200	8,555
1.625% due 02/15/2024	11,850	11,254
2.625% due 03/20/2025	8,400	7,870
3.375% due 03/20/2028	6,300	5,601
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	6,600	6,343
4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~	5,500	5,494
4.918% (SOFRRATE + 0.600%) due 12/14/2023 ~	8,600	8,550
5.062% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,100	5,032
DaVita, Inc. 4.625% due 06/01/2030	26,775	21,595
DCP Midstream Operating LP 5.625% due 07/15/2027	6,200	6,161
Dell International LLC
4.000% due 07/15/2024	17,665	17,371
4.900% due 10/01/2026	16,350	16,116
5.300% due 10/01/2029	9,700	9,509
5.450% due 06/15/2023	10,886	10,894
5.850% due 07/15/2025	9,740	9,853
6.020% due 06/15/2026	19,825	20,249
6.100% due 07/15/2027	2,718	2,797
6.200% due 07/15/2030	8,617	8,782
Delta Air Lines, Inc.
2.900% due 10/28/2024	10,476	9,942
3.750% due 10/28/2029	4,200	3,499
3.800% due 04/19/2023	720	714
4.375% due 04/19/2028	1,100	982
7.375% due 01/15/2026	35,122	35,943
Devon Energy Corp. 5.250% due 09/15/2024	7,493	7,504
Diamond Sports Group LLC 6.625% due 08/15/2027	400	4
DirecTV Financing LLC 5.875% due 08/15/2027	2,700	2,421
Discovery Communications LLC
3.800% due 03/13/2024	256	250
3.900% due 11/15/2024	100	97
3.950% due 06/15/2025	276	263
3.950% due 03/20/2028	100	89
4.900% due 03/11/2026	295	286
DISH DBS Corp. 5.250% due 12/01/2026	750	633
DT Midstream, Inc. 4.125% due 06/15/2029	4,000	3,444
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	2,813
3.900% due 11/15/2049	3,700	2,630
Eaton Corp. 3.103% due 09/15/2027	175	163
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	6,418
Elevance Health, Inc. 3.650% due 12/01/2027	10,275	9,706

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Enbridge, Inc.
2.500% due 08/01/2033		14,800	11,426
4.250% due 12/01/2026		10,000	9,628
6.250% due 03/01/2078 •		8,700	7,929
Energy Transfer LP
3.450% due 01/15/2023		523	523
3.900% due 05/15/2024		167	163
3.900% due 07/15/2026		5,861	5,545
4.250% due 03/15/2023		884	882
4.400% due 03/15/2027		4,062	3,865
4.750% due 01/15/2026		7,050	6,875
5.150% due 03/15/2045		1,250	1,040
5.350% due 05/15/2045		2,600	2,216
5.800% due 06/15/2038		6,230	5,727
5.950% due 10/01/2043		1,000	923
6.125% due 12/15/2045		1,500	1,395
6.500% due 02/01/2042		3,600	3,574
6.625% due 10/15/2036		206	207
7.500% due 07/01/2038		4,302	4,588
Entergy Louisiana LLC 3.120% due 09/01/2027		4,300	3,967
Enterprise Products Operating LLC
3.350% due 03/15/2023		200	199
4.150% due 10/16/2028		400	380
4.250% due 02/15/2048		2,485	2,006
4.450% due 02/15/2043		6,890	5,836
5.375% due 02/15/2078 •		10,400	7,944
5.700% due 02/15/2042		2,002	1,949
7.630% (US0003M + 2.986%) due 08/16/2077 ~		7,651	6,935
EQM Midstream Partners LP 4.000% due 08/01/2024		2,746	2,644
EQT Corp. 3.900% due 10/01/2027		3,500	3,239
Essential Utilities, Inc. 3.566% due 05/01/2029		1,800	1,618
Expedia Group, Inc.
2.950% due 03/15/2031		2,494	2,011
3.250% due 02/15/2030		10,900	9,270
6.250% due 05/01/2025		8,034	8,109
Exxon Mobil Corp.
2.709% due 03/06/2025		450	431
2.726% due 03/01/2023		200	199
FactSet Research Systems, Inc. 2.900% due 03/01/2027		11,300	10,274
Ferguson Finance PLC 3.250% due 06/02/2030		4,900	4,166
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		300	263
Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,709
3.800% due 10/01/2023		320	317
4.200% due 10/01/2028		4,905	4,650
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	28,888
Flex Ltd. 4.875% due 06/15/2029		18,100	17,070
Ford Foundation 2.815% due 06/01/2070		7,500	4,411
Fortune Brands Innovations, Inc. 3.250% due 09/15/2029		8,500	7,375
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	1,900	1,757
Freeport Minerals Corp. 9.500% due 06/01/2031		$200	239
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		9,900	7,282
Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		3,400	2,381
5.150% due 02/11/2026		5,900	4,572
Georgia-Pacific LLC 8.000% due 01/15/2024		800	824
Global Payments, Inc.
3.200% due 08/15/2029		13,572	11,565
5.400% due 08/15/2032		5,000	4,776
5.950% due 08/15/2052		1,100	1,000
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		2,600	2,634
GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/2027		4,802	4,478
3.375% due 03/24/2029		1,700	1,532
Guara Norte SARL 5.198% due 06/15/2034		3,187	2,701
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	2,808
Halliburton Co. 3.800% due 11/15/2025		7	7

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

HCA, Inc.
3.500% due 07/15/2051		4,500	2,905
3.625% due 03/15/2032		2,700	2,292
4.125% due 06/15/2029		6,800	6,222
4.625% due 03/15/2052		2,400	1,879
5.000% due 03/15/2024		12,404	12,339
5.125% due 06/15/2039		1,000	899
5.250% due 06/15/2026		30	30
Hess Corp. 7.875% due 10/01/2029		3,600	3,999
HF Sinclair Corp. 5.875% due 04/01/2026		14,906	14,937
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		13,550	11,670
Home Depot, Inc. 3.750% due 02/15/2024		375	371
Humana, Inc.
1.350% due 02/03/2027		7,100	6,149
2.150% due 02/03/2032		7,800	6,107
3.700% due 03/23/2029		3,300	3,028
Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		900	870
4.200% due 05/01/2030		3,200	2,912
Huntsman International LLC 4.500% due 05/01/2029		20,200	18,182
Hyatt Hotels Corp.
1.800% due 10/01/2024		5,400	5,063
4.375% due 09/15/2028		150	138
5.625% due 04/23/2025		2,600	2,582
6.000% due 04/23/2030		3,900	3,824
Hyundai Capital America
0.875% due 06/14/2024		5,400	5,040
1.500% due 06/15/2026		14,200	12,320
2.000% due 06/15/2028		16,700	13,631
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	1,700	1,665
Illinois Tool Works, Inc. 3.500% due 03/01/2024		$550	542
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	9,470
3.500% due 07/26/2026		12,600	11,572
3.875% due 07/26/2029		18,600	15,946
6.125% due 07/27/2027		10,000	9,968
Infor, Inc. 1.750% due 07/15/2025		8,900	8,049
Innophos Holdings, Inc. 9.375% due 02/15/2028		5,200	5,111
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	4,727
International Business Machines Corp.
3.375% due 08/01/2023		297	294
3.625% due 02/12/2024		100	99
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		9,000	7,161
3.268% due 11/15/2040		1,400	1,004
Interpublic Group of Cos., Inc. 4.200% due 04/15/2024		41	40
JetBlue Pass-Through Trust 2.750% due 11/15/2033		6,635	5,461
Johns Hopkins Health System 2.767% due 05/15/2023		400	397
Johnson & Johnson 2.625% due 01/15/2025		225	217
Kansas City Southern 4.950% due 08/15/2045		1,631	1,473
Kellogg Co. 3.400% due 11/15/2027		150	140
Kimberly-Clark Corp.
3.100% due 03/26/2030		225	203
3.950% due 11/01/2028		115	111
Kinder Morgan Energy Partners LP
3.450% due 02/15/2023		1,609	1,606
7.300% due 08/15/2033		5,726	6,200
7.400% due 03/15/2031		500	542
7.500% due 11/15/2040		5,500	6,026
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	939
5.625% due 11/15/2023		2,620	2,622
7.750% due 01/15/2032		16,050	18,097
Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,182
6.500% due 02/09/2040		1,258	1,336
6.875% due 01/26/2039		13,500	14,707
7.125% due 08/01/2039		7,120	7,858
L3Harris Technologies, Inc.
3.850% due 06/15/2023		185	184

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.400% due 06/15/2028		345	331
Las Vegas Sands Corp.
2.900% due 06/25/2025		8,300	7,635
3.200% due 08/08/2024		114,110	107,924
3.500% due 08/18/2026		13,600	12,295
Leidos, Inc.
2.300% due 02/15/2031		16,750	12,870
4.375% due 05/15/2030		4,100	3,707
Lennar Corp. 4.750% due 11/29/2027		1,120	1,082
Lenovo Group Ltd. 5.875% due 04/24/2025		8,600	8,381
Level 3 Financing, Inc. 3.875% due 11/15/2029		12,050	9,531
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		7,000	5,274
Linde, Inc.
2.650% due 02/05/2025		350	335
2.700% due 02/21/2023		150	150
Lockheed Martin Corp.
3.550% due 01/15/2026		162	158
4.300% due 06/15/2062		17,000	14,386
Marriott International, Inc.
3.125% due 02/15/2023		220	219
3.500% due 10/15/2032		9,700	8,096
3.600% due 04/15/2024		700	686
4.150% due 12/01/2023		4,700	4,652
4.500% due 10/01/2034		6,099	5,185
4.625% due 06/15/2030		6,100	5,707
5.000% due 10/15/2027		8,300	8,204
5.750% due 05/01/2025		116	117
Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	8,115
4.875% due 06/22/2028		10,800	10,314
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	129
McDonald's Corp.
2.625% due 09/01/2029		4,100	3,605
3.300% due 07/01/2025		355	344
3.800% due 04/01/2028		225	216
MDC Holdings, Inc. 3.966% due 08/06/2061		4,200	2,361
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		17,575	16,171
5.250% due 04/26/2026		18,800	16,574
5.375% due 12/04/2029		8,300	6,674
5.625% due 07/17/2027		2,200	1,890
5.750% due 07/21/2028		19,850	16,629
Merck & Co., Inc. 3.400% due 03/07/2029		975	910
MGM China Holdings Ltd.
5.250% due 06/18/2025		8,445	7,955
5.375% due 05/15/2024		15,200	14,694
5.875% due 05/15/2026		10,902	10,198
Micron Technology, Inc.
4.185% due 02/15/2027		190	180
4.975% due 02/06/2026		210	207
5.327% due 02/06/2029		6,400	6,157
Microsoft Corp.
2.000% due 08/08/2023		585	576
2.375% due 05/01/2023		375	372
2.400% due 08/08/2026		675	630
2.875% due 02/06/2024		400	393
3.125% due 11/03/2025		730	706
4.200% due 11/03/2035		250	243
Mileage Plus Holdings LLC 6.500% due 06/20/2027		4,230	4,215
Mitchells & Butlers Finance PLC 3.972% (SONIO/N + 0.569%) due 12/15/2030 ~	GBP	629	687
Moody's Corp.
3.250% due 05/20/2050		$11,450	7,966
4.875% due 02/15/2024		1,500	1,496
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		5,000	3,911
MPLX LP
4.500% due 04/15/2038		9,900	8,376
4.800% due 02/15/2029		100	96
4.875% due 12/01/2024		450	447
4.900% due 04/15/2058		2,600	2,049
4.950% due 03/14/2052		4,100	3,369
6.875% due 02/15/2023 •(f)		7,800	7,722
Mylan, Inc.
3.125% due 01/15/2023		10,460	10,452
4.200% due 11/29/2023		9,500	9,406
National Fuel Gas Co. 2.950% due 03/01/2031		9,100	7,152

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	11,840
4.875% due 04/15/2028		$1,700	1,645
4.875% due 06/15/2030		900	841
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,100	1,812
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		2,500	1,778
5.750% due 11/15/2041		2,500	2,289
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	3,581
3.043% due 09/15/2023		$16,000	15,681
3.201% due 09/17/2028	EUR	2,600	2,446
3.522% due 09/17/2025		$8,400	7,811
4.345% due 09/17/2027		17,100	15,532
4.810% due 09/17/2030		800	681
Norfolk Southern Corp. 4.100% due 05/15/2121		4,200	2,925
Northrop Grumman Corp.
2.930% due 01/15/2025		125	120
7.750% due 03/15/2026		102	109
7.750% due 02/15/2031		285	325
NVIDIA Corp. 3.200% due 09/16/2026		300	285
NVR, Inc. 3.000% due 05/15/2030		38,014	31,998
NXP BV
3.875% due 06/18/2026		6,700	6,373
4.300% due 06/18/2029		7,685	7,181
4.875% due 03/01/2024		2,600	2,581
5.000% due 01/15/2033		600	568
5.350% due 03/01/2026		4,800	4,778
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (e)(f)		3,579	9
ONEOK Partners LP
5.000% due 09/15/2023		7,200	7,194
6.125% due 02/01/2041		1,700	1,611
6.200% due 09/15/2043		3,450	3,291
Oracle Corp.
2.625% due 02/15/2023		200	199
2.875% due 03/25/2031 (h)		6,900	5,738
4.000% due 07/15/2046		11,000	8,062
4.000% due 11/15/2047		3,700	2,720
4.100% due 03/25/2061 (h)		16,600	11,599
Organon & Co. 2.875% due 04/30/2028	EUR	12,500	11,758
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023		$8,600	8,597
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,700	1,521
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		18,400	17,357
3.900% due 02/01/2024		3,100	3,036
4.125% due 08/01/2023		3,000	2,984
PepsiCo, Inc.
2.250% due 03/19/2025		180	171
2.625% due 07/29/2029		440	389
3.000% due 10/15/2027		260	244
PerkinElmer, Inc. 3.300% due 09/15/2029		300	262
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026		2,200	2,044
Petroleos Mexicanos 6.700% due 02/16/2032		16,351	12,872
PetSmart, Inc. 4.750% due 02/15/2028		3,100	2,812
Pfizer, Inc. 3.400% due 05/15/2024		150	147
PGT Innovations, Inc. 4.375% due 10/01/2029		200	168
Philip Morris International, Inc.
5.625% due 11/17/2029		3,100	3,152
5.750% due 11/17/2032		11,500	11,759
Phillips 66
0.900% due 02/15/2024		13,900	13,290
3.550% due 10/01/2026		436	410
3.605% due 02/15/2025		65	63
Pioneer Natural Resources Co. 7.200% due 01/15/2028		4,497	4,770
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,000	2,540
Procter & Gamble Co. 2.700% due 02/02/2026		450	427
Prosus NV
3.832% due 02/08/2051		2,300	1,398
4.027% due 08/03/2050		1,200	753

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

QatarEnergy Trading LLC 3.125% due 07/12/2041		3,700	2,857
Qorvo, Inc. 1.750% due 12/15/2024		775	715
QUALCOMM, Inc.
3.250% due 05/20/2027		20	19
4.650% due 05/20/2035		285	278
Quanta Services, Inc.
2.350% due 01/15/2032		4,600	3,504
2.900% due 10/01/2030		3,100	2,556
QVC, Inc. 5.450% due 08/15/2034		1,700	891
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		651	656
Raytheon Technologies Corp.
3.150% due 12/15/2024		325	313
3.950% due 08/16/2025		355	347
4.125% due 11/16/2028		600	575
7.200% due 08/15/2027		125	138
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		15,900	12,316
Renesas Electronics Corp.
1.543% due 11/26/2024		4,000	3,670
2.170% due 11/25/2026		3,200	2,747
Republic Services, Inc. 2.500% due 08/15/2024		260	249
Rockies Express Pipeline LLC
3.600% due 05/15/2025		8,800	8,324
4.800% due 05/15/2030		3,100	2,733
Rolls-Royce PLC
3.625% due 10/14/2025		2,964	2,742
4.625% due 02/16/2026	EUR	1,000	1,041
Royalty Pharma PLC 1.750% due 09/02/2027		$13,750	11,659
S&P Global, Inc.
4.250% due 05/01/2029		12,542	11,999
4.750% due 08/01/2028		1,000	990
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		6,411	6,296
5.625% due 03/01/2025		6,175	6,188
5.750% due 05/15/2024		8,410	8,417
5.875% due 06/30/2026		10,705	10,844
Salesforce, Inc. 3.250% due 04/11/2023		250	249
Sands China Ltd.
2.800% due 03/08/2027		2,400	2,059
3.350% due 03/08/2029		2,500	2,046
3.750% due 08/08/2031		2,400	1,892
4.300% due 01/08/2026		15,600	14,417
5.625% due 08/08/2025		17,700	16,946
5.900% due 08/08/2028		4,400	4,126
Santos Finance Ltd. 3.649% due 04/29/2031		20,000	15,916
Sasol Financing USA LLC 5.875% due 03/27/2024		250	245
Saudi Arabian Oil Co. 2.250% due 11/24/2030		1,000	826
SF Holding Investment Ltd.
2.875% due 02/20/2030		10,900	9,208
3.125% due 11/17/2031		1,500	1,256
Sherwin-Williams Co.
3.300% due 02/01/2025		500	482
3.450% due 08/01/2025		200	192
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		26	26
SK Hynix, Inc.
1.000% due 01/19/2024		7,100	6,748
2.375% due 01/19/2031		5,000	3,671
Smith & Nephew PLC 2.032% due 10/14/2030		6,900	5,410
Southern Co. 2.950% due 07/01/2023		210	208
Southwest Airlines Co.
3.000% due 11/15/2026		175	161
3.450% due 11/16/2027		100	92
Spectra Energy Partners LP
3.500% due 03/15/2025		275	265
4.750% due 03/15/2024		650	646
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,445
4.600% due 06/15/2028		16,831	13,617
7.500% due 04/15/2025		9,600	9,507
9.375% due 11/30/2029		4,450	4,690
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		980	796
4.100% due 10/01/2029		1,957	1,746

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Sprint Spectrum Co. LLC 4.738% due 09/20/2029		10,744	10,622
Standard Industries, Inc. 4.375% due 07/15/2030		2,350	1,920
Stryker Corp. 1.950% due 06/15/2030		12,550	10,247
Studio City Finance Ltd.
5.000% due 01/15/2029		16,000	11,836
6.500% due 01/15/2028		13,100	10,193
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023		12,700	12,688
Syngenta Finance NV
3.375% due 04/16/2026	EUR	1,400	1,417
4.441% due 04/24/2023		$10,900	10,853
4.892% due 04/24/2025		4,390	4,256
T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	9,036
2.550% due 02/15/2031		16,800	13,765
3.000% due 02/15/2041		32,700	23,198
3.300% due 02/15/2051		40,000	26,869
3.400% due 10/15/2052		4,600	3,112
3.500% due 04/15/2025		8,543	8,223
3.600% due 11/15/2060		5,700	3,790
3.875% due 04/15/2030		21,750	19,752
5.800% due 09/15/2062		2,400	2,337
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027		7,600	7,163
Targa Resources Corp. 4.950% due 04/15/2052		8,000	6,365
Target Corp. 2.250% due 04/15/2025		250	237
TCI Communications, Inc. 7.875% due 02/15/2026		600	650
TD SYNNEX Corp.
1.250% due 08/09/2024		6,300	5,855
1.750% due 08/09/2026		9,940	8,461
2.375% due 08/09/2028		14,300	11,564
2.650% due 08/09/2031		8,700	6,614
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,500	1,377
Time Warner Cable LLC 4.500% due 09/15/2042		4,000	2,943
Times Square Hotel Trust 8.528% due 08/01/2026		304	300
TransCanada PipeLines Ltd.
4.250% due 05/15/2028		40	38
5.600% due 03/31/2034		5,258	5,169
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,523
7.850% due 02/01/2026		12,066	12,891
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	5,799
Travel & Leisure Co. 4.625% due 03/01/2030		5,700	4,737
Trimble, Inc. 4.900% due 06/15/2028		2,100	2,017
Trinity Acquisition PLC 4.400% due 03/15/2026		35	34
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,493	2,184
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		146	133
4.625% due 12/03/2026		172	157
7.125% due 04/22/2025		539	542
Unigel Luxembourg SA 8.750% due 10/01/2026		3,900	3,885
Union Pacific Corp.
2.950% due 01/15/2023		500	500
3.500% due 06/08/2023		100	99
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,076	5,729
2.875% due 04/07/2030		16,067	13,698
3.100% due 01/07/2030		1,071	968
3.100% due 04/07/2030		3,752	3,039
3.450% due 01/07/2030		8,245	6,957
3.500% due 09/01/2031		1,367	1,184
3.700% due 09/01/2031		2,994	2,502
4.150% due 10/11/2025		1,171	1,135
4.150% due 02/25/2033		9,278	8,233
5.875% due 04/15/2029		25,371	25,050
UnitedHealth Group, Inc. 2.900% due 05/15/2050		5,500	3,747
Univision Communications, Inc. 5.125% due 02/15/2025		2,200	2,100
Vale Overseas Ltd.
3.750% due 07/08/2030		3,500	3,070

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

6.875% due 11/21/2036		4,996	5,283
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,394
Viking Cruises Ltd. 13.000% due 05/15/2025		7,400	7,819
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		500	403
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		2,638	15
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	5,471
5.250% due 05/15/2029		1,000	1,041
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$6,200	5,033
VMware, Inc.
2.200% due 08/15/2031		3,300	2,512
3.900% due 08/21/2027		16,435	15,365
4.500% due 05/15/2025		12,042	11,819
4.650% due 05/15/2027		13,038	12,640
4.700% due 05/15/2030		24,482	22,831
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		16,100	15,390
Walmart, Inc. 2.550% due 04/11/2023		475	472
Walt Disney Co.
2.650% due 01/13/2031		23,580	20,186
3.500% due 05/13/2040		13,400	10,843
3.700% due 09/15/2024		400	392
7.700% due 10/30/2025		153	164
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		2,700	2,075
5.141% due 03/15/2052		13,800	10,085
Weir Group PLC 2.200% due 05/13/2026		19,600	17,405
Western Digital Corp. 4.750% due 02/15/2026		3,600	3,398
Western Midstream Operating LP 3.950% due 06/01/2025		150	142
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		18,633	17,925
Weyerhaeuser Co. 7.700% due 02/15/2026		7,658	8,154
Williams Cos., Inc. 4.850% due 03/01/2048		6,000	5,099
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,319
3.700% due 09/15/2026		11,375	10,652
3.700% due 03/15/2028		6,100	5,523
4.500% due 03/04/2029		5,000	4,697
Wyeth LLC 6.450% due 02/01/2024		100	102
Wynn Macau Ltd.
4.875% due 10/01/2024		6,050	5,722
5.500% due 01/15/2026		3,000	2,757
5.500% due 10/01/2027		51,304	44,925
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031		6,000	4,357
Yara International ASA 4.750% due 06/01/2028		12,500	11,517
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,325	2,334
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		500	370
6.125% due 03/01/2028		5,100	2,903

			3,427,837

UTILITIES 8.3%
AEP Texas, Inc. 2.100% due 07/01/2030		5,300	4,309
AES Corp.
3.300% due 07/15/2025		10,200	9,635
3.950% due 07/15/2030		5,200	4,610
Alliant Energy Finance LLC 3.600% due 03/01/2032		1,500	1,297
American Electric Power Co., Inc. 3.875% due 02/15/2062 •		6,200	4,838
Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,204
3.350% due 05/15/2050		3,750	2,478
AT&T, Inc.
1.650% due 02/01/2028		220	186
2.750% due 06/01/2031		18,700	15,544
3.500% due 06/01/2041		49,000	36,732
3.550% due 09/15/2055		23,160	15,558
3.650% due 06/01/2051		25,700	18,217

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

3.650% due 09/15/2059		30,575	20,606
3.850% due 06/01/2060		25,750	17,986
4.350% due 03/01/2029		600	572
5.540% (US0003M + 0.890%) due 02/15/2023 ~		3,925	3,926
9.150% due 02/01/2023		746	748
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049		1,850	1,598
Bharti Airtel Ltd. 4.375% due 06/10/2025		5,000	4,862
Black Hills Corp.
2.500% due 06/15/2030		10,400	8,373
3.875% due 10/15/2049		5,500	3,905
BP Capital Markets PLC 3.279% due 09/19/2027		545	513
CenterPoint Energy, Inc. 4.250% due 11/01/2028		360	338
Clearway Energy Operating LLC 3.750% due 02/15/2031		3,500	2,910
Cleco Corporate Holdings LLC 3.743% due 05/01/2026		12,005	11,349
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028		4,200	3,834
Constellation Energy Generation LLC
5.750% due 10/01/2041		2,579	2,516
6.250% due 10/01/2039		990	1,014
Dominion Energy, Inc. 2.250% due 08/15/2031		10,600	8,461
DTE Energy Co.
2.950% due 03/01/2030		2,441	2,080
3.400% due 06/15/2029		2,387	2,126
Duke Energy Carolinas LLC
2.450% due 08/15/2029		16,100	13,839
2.950% due 12/01/2026		160	151
3.200% due 08/15/2049		500	353
6.050% due 04/15/2038		1,227	1,299
Duke Energy Corp. 3.400% due 06/15/2029		765	688
Duke Energy Florida LLC 3.200% due 01/15/2027		1,100	1,040
Duke Energy Ohio, Inc. 6.900% due 06/01/2025		6,800	7,094
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027		15,400	13,877
Edison International 5.750% due 06/15/2027		11,400	11,453
Electricite de France SA
4.500% due 09/21/2028		1,000	948
4.875% due 01/22/2044		500	404
Emera U.S. Finance LP 4.750% due 06/15/2046		15,000	11,635
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		1,526	1,414
Enel Finance America LLC
2.875% due 07/12/2041		4,100	2,475
7.100% due 10/14/2027		5,200	5,386
Enel Finance International NV
1.875% due 07/12/2028		9,100	7,244
2.250% due 07/12/2031		10,100	7,372
Entergy Corp.
1.900% due 06/15/2028		5,900	4,998
3.750% due 06/15/2050		1,000	741
Entergy Texas, Inc. 1.750% due 03/15/2031		4,129	3,229
Evergy Metro, Inc. 2.250% due 06/01/2030		400	330
Exelon Corp. 4.050% due 04/15/2030		7,100	6,609
Fells Point Funding Trust 3.046% due 01/31/2027		11,500	10,482
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	18,800	13,691
2.950% due 01/27/2029		$18,600	12,927
3.000% due 06/29/2027		5,100	3,647
3.250% due 02/25/2030		13,000	9,267
Georgia Power Co.
2.650% due 09/15/2029		9,800	8,389
3.250% due 03/15/2051		16,500	11,431
3.700% due 01/30/2050		4,200	3,147
Greenko Investment Co. 4.875% due 08/16/2023		4,000	3,925
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		19,300	17,683
India Green Power Holdings 4.000% due 02/22/2027		3,100	2,656
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		2,650	2,570

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

ITC Holdings Corp. 2.950% due 05/14/2030	1,800	1,522
Jersey Central Power & Light Co. 4.300% due 01/15/2026	9,450	9,138
Metropolitan Edison Co. 3.500% due 03/15/2023	1,500	1,495
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,500	2,357
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	39,000	37,780
4.625% due 04/01/2029	3,155	2,857
Mississippi Power Co. 3.950% due 03/30/2028	14,645	13,760
Monongahela Power Co. 4.100% due 04/15/2024	450	443
Narragansett Electric Co. 3.395% due 04/09/2030	3,100	2,777
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	3,519
5.650% due 05/01/2079 •	5,000	4,551
NGPL PipeCo LLC 4.875% due 08/15/2027	8,570	8,154
NiSource, Inc. 3.490% due 05/15/2027	225	212
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2023	1,900	1,900
4.422% due 12/31/2023	14,582	14,582
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)	3,209	1,773
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	18,766	5,020
Oi SA 10.000% due 07/27/2025	7,500	1,296
ONEOK, Inc.
2.750% due 09/01/2024	6,300	6,036
4.550% due 07/15/2028	24,203	22,891
4.950% due 07/13/2047	9,972	8,077
5.200% due 07/15/2048	3,985	3,337
6.000% due 06/15/2035	700	675
6.350% due 01/15/2031	8,600	8,760
Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	5,836
2.950% due 03/01/2026	3,900	3,579
3.000% due 06/15/2028	8,100	7,018
3.150% due 01/01/2026	14,901	13,862
3.250% due 06/01/2031	6,600	5,381
3.300% due 03/15/2027	5,300	4,722
3.300% due 12/01/2027	27,516	24,329
3.300% due 08/01/2040	2,700	1,837
3.400% due 08/15/2024	200	192
3.450% due 07/01/2025	19,655	18,624
3.500% due 06/15/2025	5,800	5,478
3.500% due 08/01/2050	13,050	8,155
3.750% due 07/01/2028	15,079	13,402
3.750% due 08/15/2042	2,600	1,753
3.850% due 11/15/2023	745	735
4.200% due 03/01/2029	1,000	895
4.250% due 08/01/2023	1,600	1,592
4.250% due 03/15/2046	2,100	1,469
4.300% due 03/15/2045	1,932	1,377
4.500% due 07/01/2040	2,900	2,277
4.500% due 12/15/2041	4,300	3,051
4.550% due 07/01/2030	2,800	2,544
4.600% due 06/15/2043	4,900	3,720
4.650% due 08/01/2028	17,000	15,662
4.750% due 02/15/2044	5,700	4,383
4.950% due 07/01/2050	5,465	4,258
5.250% due 03/01/2052	13,600	11,165
PacifiCorp 2.900% due 06/15/2052	13,300	8,744
Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	918
4.150% due 04/15/2025	2,600	2,500
6.150% due 10/01/2038	1,600	1,601
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,896
3.640% due 11/01/2046	1,500	1,078
Plains All American Pipeline LP 2.850% due 01/31/2023	5,402	5,394
Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,119
3.150% due 08/15/2051	1,500	1,001
Puget Energy, Inc. 4.100% due 06/15/2030	5,500	4,924
Rio Oil Finance Trust
8.200% due 04/06/2028	15,109	15,332

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

9.750% due 01/06/2027	7,622	7,929
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	9,834
4.100% due 06/15/2049	9,500	7,785
Sempra Energy
3.400% due 02/01/2028	2,840	2,641
4.125% due 04/01/2052 •	4,100	3,195
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	896
Southern California Edison Co.
0.975% due 08/01/2024	16,475	15,416
1.200% due 02/01/2026	7,200	6,393
2.500% due 06/01/2031	2,600	2,149
2.750% due 02/01/2032	10,500	8,822
2.950% due 02/01/2051	12,000	7,740
3.450% due 02/01/2052	8,200	5,873
3.650% due 02/01/2050	2,000	1,470
3.700% due 08/01/2025	8,800	8,522
3.900% due 12/01/2041	1,100	830
3.900% due 03/15/2043	6,100	4,725
4.000% due 04/01/2047	14,900	11,713
4.650% due 10/01/2043	600	521
4.700% due 06/01/2027	600	589
4.875% due 03/01/2049	8,468	7,490
6.650% due 04/01/2029	8,039	8,311
Southern California Gas Co. 2.550% due 02/01/2030	2,200	1,877
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	9,226
3.250% due 06/15/2026	5,475	5,104
3.875% due 11/15/2025	2,300	2,221
4.400% due 05/30/2047	5,154	4,108
Southwest Gas Corp. 4.050% due 03/15/2032	5,775	5,087
Southwestern Electric Power Co. 3.250% due 11/01/2051	7,193	4,760
Sprint LLC
7.125% due 06/15/2024	600	613
7.875% due 09/15/2023	3,700	3,760
System Energy Resources, Inc. 2.140% due 12/09/2025	13,800	12,635
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	4,901
Toledo Edison Co. 2.650% due 05/01/2028	11,334	9,923
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	200	193
Transcanada Trust 5.300% due 03/15/2077 •	22,550	19,055
Verizon Communications, Inc.
2.100% due 03/22/2028	2,100	1,826
2.850% due 09/03/2041	4,150	2,872
3.000% due 03/22/2027	875	814
3.875% due 03/01/2052	12,100	9,236
5.113% (SOFRRATE + 0.790%) due 03/20/2026 ~	17,100	16,680
5.706% (US0003M + 1.100%) due 05/15/2025 ~	4,000	4,034
Vodafone Group PLC 5.125% due 06/04/2081 •	11,100	8,101
WEC Energy Group, Inc.
1.800% due 10/15/2030	2,700	2,112
2.200% due 12/15/2028	1,000	848
Xcel Energy, Inc. 3.400% due 06/01/2030	240	215

		1,047,479

Total Corporate Bonds & Notes (Cost $9,851,991)		8,490,552

MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	1,700	1,481
2.154% due 07/01/2030	6,200	5,084

Total Municipal Bonds & Notes (Cost $7,900)		6,565

U.S. GOVERNMENT AGENCIES 6.4%
Freddie Mac
5.992% due 11/25/2055 «~	3,299	2,028
13.389% due 03/25/2029 •	496	493
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	149	135
3.500% due 07/01/2046	2,076	1,929
4.000% due 08/01/2049	190	181

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2053	153,900	130,489
3.000% due 02/01/2053	83,000	72,925
3.500% due 02/01/2053	50,492	45,907
4.000% due 01/01/2053 - 03/01/2053	526,106	493,565
4.500% due 02/01/2053	67,500	64,981

Total U.S. Government Agencies (Cost $820,342)		812,633

U.S. TREASURY OBLIGATIONS 30.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	312,980	203,645
1.875% due 02/15/2041 (j)	333,300	235,758
1.875% due 11/15/2051 (j)	414,438	262,634
2.000% due 11/15/2041 (j)	397,800	284,233
2.250% due 05/15/2041 (j)	163,533	123,027
2.250% due 02/15/2052 (j)	109,000	75,840
2.500% due 02/15/2046 (j)	89,225	66,842
2.500% due 05/15/2046 (j)	91,308	68,203
2.875% due 05/15/2052 (j)	166,700	133,621
3.125% due 02/15/2042 (j)	74,170	63,980
3.125% due 08/15/2044 (j)	106,675	90,240
3.250% due 05/15/2042 (j)	108,400	95,087
3.375% due 05/15/2044 (j)	93,084	82,168
3.875% due 09/30/2029 (j)(n)	251,500	249,751
U.S. Treasury Notes
0.125% due 05/31/2023 (l)(n)	100,000	98,217
0.125% due 08/31/2023 (l)	250,000	242,459
0.500% due 11/30/2023 (l)(n)	100,000	96,215
1.000% due 12/15/2024 (j)(l)(n)	235,000	219,982
1.375% due 10/31/2028 (j)(l)(n)	270,107	233,178
1.875% due 02/28/2027 (j)(l)(n)	88,300	80,884
1.875% due 02/15/2032 (j)	429,541	364,523
2.750% due 07/31/2023	200,000	197,834
2.750% due 08/15/2032 (j)	87,293	79,505
2.875% due 05/15/2032	125,155	115,377
3.125% due 11/15/2028 (l)(n)	29,000	27,664
4.125% due 11/15/2032 (j)	100,000	102,070

Total U.S. Treasury Obligations (Cost $4,528,768)		3,892,937

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Assets Trust 2.988% due 10/25/2046 ~	1,590	1,108
American Home Mortgage Investment Trust 6.959% due 11/25/2045 ^~	529	251
AOA Mortgage Trust 5.192% due 10/15/2038 •	10,675	9,912
Atrium Hotel Portfolio Trust 5.268% due 06/15/2035 ~	21,571	20,843
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	9,000	7,729
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	185	147
Banc of America Funding Trust
3.175% due 06/20/2037 ~	3,073	2,565
4.519% due 01/25/2037 •	5,603	4,796
4.733% due 10/20/2036 ~	1,149	855
4.913% due 06/20/2047 ~	850	699
5.189% due 05/25/2037 ^•	311	269
5.750% due 01/25/2037	2,261	1,808
6.000% due 03/25/2037	1,116	905
19.369% due 07/25/2047 ^~	772	951
Banc of America Mortgage Trust 3.756% due 10/25/2035 ~	423	370
BCAP LLC Trust
3.280% due 07/26/2036 ~	117	101
4.829% due 05/25/2047 ^•	529	496
6.000% due 07/26/2037 ~	237	202
Bear Stearns Adjustable Rate Mortgage Trust 3.696% due 06/25/2047 ^~	1,617	1,451
Bear Stearns ALT-A Trust
3.690% due 04/25/2035 ~	9,603	8,578
3.697% due 08/25/2036 ^~	899	478
3.734% due 03/25/2036 ^~	185	143
4.709% due 08/25/2036 ~	465	393
Bear Stearns Asset-Backed Securities Trust
4.739% due 12/25/2035 ^~	249	128
5.389% due 08/25/2035 •	111	78
BSST Mortgage Trust 5.636% due 02/15/2037 •	2,100	1,959
BX Trust
5.085% (TSFR1M + 0.749%) due 04/15/2039 ~	18,200	16,807
5.217% due 10/15/2036 ~	7,000	6,671
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,833	1,447

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 5.069% due 08/25/2037 •	318	283
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.669% due 01/25/2035 •	324	299
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,250	1,172
Citigroup Mortgage Loan Trust 3.223% due 03/25/2037 ^~	245	205
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	814	487
Countrywide Alternative Loan Trust
3.398% due 08/25/2035 ^~	1,657	1,366
4.543% due 09/20/2046 ~	1,015	964
4.563% due 09/20/2046 •	1,563	1,192
4.599% due 04/25/2047 •	1,175	935
4.739% due 05/25/2037 ^•	630	236
4.769% due 09/25/2046 ^•	1,351	1,249
5.500% due 07/25/2035	962	745
5.500% due 01/25/2036	858	593
6.000% due 03/25/2036 ^	803	380
6.000% due 05/25/2036 ^	87	45
6.000% due 06/25/2037	1,466	729
6.500% due 12/25/2036 ^	373	176
Credit Suisse Commercial Mortgage Trust 5.285% due 06/15/2034 •	4,788	4,561
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	6,622	5,415
Credit Suisse Mortgage Capital Certificates
3.240% due 06/26/2037 ~	1,870	1,766
3.323% due 04/28/2037 ~	984	905
Credit Suisse Mortgage Capital Trust
2.963% due 12/26/2059 ~	1,551	1,532
3.197% due 05/27/2037 ~	3,150	2,081
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	6,500	6,192
Extended Stay America Trust 5.398% due 07/15/2038 ~	55,155	53,648
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	18,000	18,164
GSR Mortgage Loan Trust 4.829% due 08/25/2046 •	19,296	4,671
HarborView Mortgage Loan Trust
3.764% due 06/19/2036 ^~	649	303
4.749% due 12/19/2036 •	2,376	1,959
4.839% due 01/19/2036 ~	1,746	1,065
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	110	87
IndyMac INDX Mortgage Loan Trust 4.869% due 07/25/2035 •	6,406	5,910
InTown Mortgage Trust 6.825% due 08/15/2039 ~	10,700	10,657
JP Morgan Alternative Loan Trust
3.854% due 05/25/2037 ^~	709	591
6.810% due 08/25/2036 ^þ	900	837
JP Morgan Chase Commercial Mortgage Securities Trust 5.618% due 03/15/2036 •	12,792	12,264
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	117	104
Merrill Lynch Mortgage Investors Trust 2.969% due 05/25/2033 ~	3	3
Morgan Stanley Capital Trust 5.268% due 12/15/2036 ~	2,341	2,246
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	381	117
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	8	8
MortgageIT Mortgage Loan Trust 4.789% due 04/25/2036 •	3,712	2,685
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 ^þ	891	211
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	31,799	29,695
2.750% due 11/25/2059 ~	20,755	19,015
4.500% due 05/25/2058 ~	7,490	7,038
One New York Plaza Trust 5.268% due 01/15/2036 •	2,400	2,269
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~	3,859	3,361
3.839% due 07/25/2035 ~	142	126
4.642% due 01/25/2036 ^~	1,081	844
4.749% due 05/25/2036 •	829	709
4.769% due 08/25/2036 ^~	568	543
4.809% due 04/25/2046 ~	6,124	1,816
Starwood Mortgage Trust 5.368% due 04/15/2034 ~	3,400	3,293

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.743% due 05/25/2036 ^~	988	677
4.024% due 02/25/2036 ^~	13	12
4.689% due 08/25/2036 ^•	590	415
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,705	1,021
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	4,307	4,105
5.389% due 05/25/2058 ~	1,084	1,075
Wachovia Mortgage Loan Trust LLC 3.937% due 05/20/2036 ^~	70	66
WaMu Mortgage Pass-Through Certificates Trust 3.864% due 07/25/2037 ^~	300	275
Washington Mutual Mortgage Pass-Through Certificates Trust
2.888% due 11/25/2046 ^~	935	743
6.000% due 07/25/2036	197	135
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	112	89

Total Non-Agency Mortgage-Backed Securities (Cost $336,725)		318,500

ASSET-BACKED SECURITIES 4.9%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •	8,200	8,056
Aames Mortgage Investment Trust 5.216% due 06/25/2035 •	502	497
AASET Trust 3.967% due 05/16/2042	1,698	1,319
Accredited Mortgage Loan Trust 4.649% due 09/25/2036 ~	1,198	1,176
ACE Securities Corp. Home Equity Loan Trust
4.549% due 08/25/2036 ^•	1,576	422
4.589% due 12/25/2036 •	5,106	1,492
5.334% due 05/25/2035 •	5,500	4,821
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	3,034	2,073
Anchorage Capital CLO Ltd.
5.219% due 07/15/2032 •	7,300	7,119
5.465% due 07/22/2032 ~	12,900	12,622
Apidos CLO 5.094% due 07/18/2029 •	13,400	13,242
Ares CLO Ltd. 5.375% due 04/22/2031 •	9,600	9,439
Argent Securities Trust
4.499% due 09/25/2036 •	1,679	561
4.929% due 05/25/2036 •	1,324	335
4.949% due 04/25/2036 •	6,547	2,182
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.149% due 02/25/2036 •	2,212	1,688
Asset-Backed Funding Certificates Trust 4.519% due 01/25/2037 ~	3,702	2,571
Atlas Static Senior Loan Fund Ltd. 5.100% due 07/15/2030 ~	1,800	1,795
Barings CLO Ltd. 5.029% due 04/15/2031 •	11,900	11,671
BDS Ltd. 6.461% due 08/19/2038 ~	13,700	13,504
Bear Stearns Asset-Backed Securities Trust 4.619% due 11/25/2036 •	6,743	6,126
Benefit Street Partners CLO Ltd. 5.159% due 07/15/2032 •	8,700	8,506
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	3,856	3,163
BPCRE Holder LLC 6.725% due 01/16/2037 •	4,000	3,947
Brightspire Capital Ltd. 5.489% due 08/19/2038 ~	7,500	7,245
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~	12,000	11,975
Carlyle Global Market Strategies CLO Ltd. 5.600% due 08/14/2030 ~	22,246	22,005
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •	13,500	13,285
Carrington Mortgage Loan Trust 4.639% due 10/25/2036 •	2,252	1,837
Catamaran CLO Ltd. 5.425% due 04/22/2030 •	24,375	24,027
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~	3,500	3,333
Citigroup Mortgage Loan Trust
4.589% due 01/25/2037 •	9,405	4,422
4.909% due 03/25/2036 ~	1,175	1,045
Countrywide Asset-Backed Certificates Trust
4.529% due 07/25/2037 ^•	566	554
4.609% due 09/25/2047 ^•	318	303
4.619% due 05/25/2037 ~	2,500	2,354

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.869% due 03/25/2036 ~	1,135	1,080
5.129% due 08/25/2047 •	2,302	2,218
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 •	28,200	28,125
Credit-Based Asset Servicing & Securitization Trust 4.689% due 11/25/2036 ~	1,141	544
Crestline Denali CLO Ltd. 5.273% due 04/20/2030 •	13,999	13,824
ECAF Ltd.
3.473% due 06/15/2040	238	149
4.947% due 06/15/2040	5,203	3,278
Ellington Loan Acquisition Trust 5.489% due 05/25/2037 •	3,729	3,583
Fremont Home Loan Trust
4.539% due 01/25/2037 ~	1,462	668
4.729% due 02/25/2037 ~	1,817	650
GSAA Home Equity Trust
3.285% due 03/25/2036 ~	1,220	545
4.689% due 07/25/2036 •	49,479	11,678
4.709% due 05/25/2036 •	32,807	8,511
4.899% due 01/25/2036 •	9,288	7,872
GSAMP Trust
4.549% due 01/25/2037 •	2,899	1,762
4.559% due 01/25/2037 •	7,518	7,198
4.669% due 09/25/2036 •	72,383	26,422
Home Equity Loan Trust 4.729% due 04/25/2037 ~	3,100	2,722
Home Equity Mortgage Loan Asset-Backed Trust 5.139% due 10/25/2035 ~	3,108	3,017
JP Morgan Mortgage Acquisition Trust
3.773% due 07/25/2036 ~	8,826	7,962
6.080% due 08/25/2036 þ	1,338	807
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	3,208	2,470
KKR CLO Ltd. 5.369% due 04/15/2029 ~	12,588	12,486
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	9,060	7,180
LCCM Trust 5.518% due 12/13/2038 ~	8,600	8,345
Lehman XS Trust 3.795% due 06/25/2036 ~	124	123
Long Beach Mortgage Loan Trust
4.709% due 09/25/2036 ~	13,565	3,895
4.749% due 03/25/2046 ~	4,863	3,993
4.869% due 09/25/2036 •	4,291	1,236
MAPS Ltd. 4.212% due 05/15/2043	3,848	3,440
MASTR Asset-Backed Securities Trust
4.869% due 03/25/2036 ~	2,414	1,705
5.109% due 12/25/2034 •	8,073	7,403
5.139% due 10/25/2035 ^~	1,101	1,017
Merrill Lynch Mortgage Investors Trust
3.788% due 02/25/2037 ^þ	10,682	1,520
4.649% due 03/25/2037 ~	6,831	6,100
4.839% due 02/25/2047 •	4,962	3,001
5.139% due 09/25/2035 ~	809	756
METAL LLC 4.581% due 10/15/2042	7,792	4,095
MF1 LLC 6.956% due 09/17/2037 ~	10,500	10,460
MF1 Ltd. 5.176% due 02/19/2037 ~	13,000	12,524
Morgan Stanley ABS Capital, Inc. Trust
4.529% due 10/25/2036 •	1,004	482
4.539% due 11/25/2036 •	1,453	878
4.539% due 12/25/2036 ~	711	372
4.539% due 02/25/2037 •	3,841	1,872
4.569% due 02/25/2037 •	11,489	3,890
4.589% due 02/25/2037 ~	504	246
4.609% due 10/25/2036 •	1,097	527
4.619% due 02/25/2037 •	4,378	1,483
4.889% due 08/25/2036 •	6,003	3,128
5.009% due 12/25/2035 •	369	357
5.639% due 07/25/2037 •	2,100	1,748
Morgan Stanley Home Equity Loan Trust
4.489% due 04/25/2037 ~	224	124
4.739% due 04/25/2037 ~	1,068	594
New Century Home Equity Loan Trust
4.549% due 08/25/2036 •	6,686	6,454
5.094% due 02/25/2036 •	6,100	5,057
NovaStar Mortgage Funding Trust
4.539% due 03/25/2037 •	1,108	397
4.599% due 01/25/2037 •	4,411	1,572
4.889% due 10/25/2036 ~	1,122	641

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Option One Mortgage Loan Trust 4.529% due 01/25/2037 •		4,008	2,389
OZLM Ltd. 5.293% due 04/20/2031 ~		6,600	6,460
Palmer Square European Loan Funding DAC 2.158% due 04/15/2031 •	EUR	1,792	1,865
Palmer Square Loan Funding Ltd. 5.043% due 07/20/2029 ~		$23,909	23,634
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.124% due 08/25/2035 ~		4,666	4,456
PFP Ltd. 6.600% due 08/19/2035 ~		20,100	19,745
RBSSP Resecuritization Trust 4.176% due 11/26/2036 ~		286	279
Ready Capital Mortgage Financing LLC
5.339% due 07/25/2036 •		4,369	4,142
6.875% due 10/25/2039 •		18,973	18,944
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		10,781	5,059
Residential Asset Mortgage Products Trust 4.849% due 12/25/2035 •		7,494	6,369
S-Jets Ltd. 3.967% due 08/15/2042		7,824	6,082
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		5,560	4,321
Securitized Asset-Backed Receivables LLC Trust 4.889% due 03/25/2036 ~		1,256	781
Specialty Underwriting & Residential Finance Trust
3.595% due 02/25/2037 ^þ		1,493	596
4.659% due 04/25/2037 •		856	619
4.689% due 06/25/2037 •		517	307
Start Ltd. 4.089% due 03/15/2044		2,110	1,803
Structured Asset Investment Loan Trust
4.539% due 09/25/2036 •		214	205
4.709% due 05/25/2036 •		31	31
Structured Asset Securities Corp. Mortgage Loan Trust 4.889% due 11/25/2037 •		8,000	7,029
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		4,671	4,011
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		1,857	1,598
Venture CLO Ltd. 5.373% due 04/20/2032 ~		4,000	3,900
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	15,722
Vibrant CLO Ltd. 5.363% due 07/20/2032 •		3,100	3,050
Voya CLO Ltd. 5.079% due 10/15/2030 •		3,700	3,634
Wellfleet CLO Ltd.
5.279% due 07/15/2034 ~		8,000	7,796
5.413% due 07/20/2032 •		2,900	2,794

Total Asset-Backed Securities (Cost $690,212)			622,519

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
1.000% due 07/09/2029		233	62
1.500% due 07/09/2046 þ		1,610	416
3.500% due 07/09/2041 þ		9,535	2,734
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	23,059
Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	41,766
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	11,720
Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,214
Italy Government International Bond 6.875% due 09/27/2023		8,500	8,561
Kuwait International Government Bond 3.500% due 03/20/2027		14,500	14,100
Mexico Government International Bond 3.771% due 05/24/2061		3,350	2,128
Peru Government International Bond
6.350% due 08/12/2028	PEN	141,200	35,388
8.200% due 08/12/2026		344,800	95,112
Qatar Government International Bond
3.750% due 04/16/2030		$15,000	14,559
4.400% due 04/16/2050		5,300	4,864
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	4,263
2.125% due 03/07/2028		5,000	4,480
2.875% due 04/13/2042		2,300	1,385
3.750% due 02/07/2034		500	401

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$2,800	980
4.750% due 05/27/2026 ^(b)		2,600	910
4.875% due 09/16/2023 ^(b)		600	495
5.250% due 06/23/2047 ^(b)		5,000	1,850
5.625% due 04/04/2042 ^(b)		9,800	6,223
5.875% due 09/16/2043 ^(b)		1,400	836
7.500% due 03/31/2030 ^(b)		99	64
Saudi Government International Bond 2.250% due 02/02/2033		14,100	11,481
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,327,000	82,566
Ukraine Government International Bond 7.750% due 09/01/2024 ^(b)		$6,300	1,584

Total Sovereign Issues (Cost $460,012)			377,201

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)		441,790	1
Urbi Desarrollos Urbanos SAB de CV (c)		7,056	2

			3

ENERGY 0.0%
Constellation Oil 'B' «(c)(h)		2,022,200	219

INDUSTRIALS 0.0%
Westmoreland Mining Holdings «(c)(h)		48,126	361

MATERIALS 0.0%
Petra Diamonds Ltd. (c)		1,042,150	1,197

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)		889,838	0

Total Common Stocks (Cost $14,395)			1,780

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(h)		3	0

FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		4,263	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		11,865	3

Total Warrants (Cost $591)			3

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		7,750	9,184

Total Convertible Preferred Securities (Cost $5,523)			9,184

PREFERRED SECURITIES 5.6%
BANKING & FINANCE 4.8%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)		30,000	2,996
American AgCredit Corp. 5.250% due 06/15/2026 •(f)		14,000,000	11,836
Bank of America Corp.
4.375% due 01/27/2027 •(f)		10,500,000	8,952
5.125% due 06/20/2024 •(f)		14,100,000	13,166
5.875% due 03/15/2028 •(f)		61,384,000	54,434
6.250% due 09/05/2024 •(f)		5,200,000	5,043
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)		8,000,000	7,160
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)		35,500,000	30,803

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	44,000,000	35,072
5.000% due 12/01/2027 •(f)	7,950,000	6,650
5.375% due 06/01/2025 •(f)	9,300,000	9,128
Citigroup, Inc.
3.875% due 02/18/2026 •(f)	33,200,000	28,423
4.000% due 12/10/2025 •(f)	4,450,000	3,890
4.150% due 11/15/2026 •(f)	6,700,000	5,519
4.700% due 01/30/2025 •(f)	14,000,000	11,690
5.000% due 09/12/2024 •(f)	49,800,000	44,550
6.300% due 05/15/2024 •(f)	11,800,000	11,208
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(f)	16,000,000	13,000
5.650% due 10/06/2025 •(f)	18,950,000	18,352
CoBank ACB
4.250% due 01/01/2027 •(f)	7,900,000	6,749
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	106,000	10,203
6.250% due 10/01/2026 •(f)	9,300,000	9,050
6.450% due 10/01/2027 •(f)	5,000,000	4,936
Discover Financial Services 6.125% due 06/23/2025 •(f)	17,000,000	16,556
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(f)	3,000,000	2,666
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(f)	9,000,000	7,299
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	16,000,000	13,640
4.000% due 04/01/2025 •(f)	35,600,000	30,472
4.600% due 02/01/2025 •(f)	10,000,000	8,911
4.625% due 06/01/2026 (f)	327,000	6,161
5.000% due 08/01/2024 •(f)	52,120,000	48,038
5.150% due 05/01/2023 •(f)	9,506,000	9,280
6.100% due 10/01/2024 •(f)	1,100,000	1,072
6.125% due 04/30/2024 •(f)	935,000	916
6.750% due 02/01/2024 •(f)	790,000	786
M&T Bank Corp. 5.125% due 11/01/2026 •(f)	100,000	86
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,165
Morgan Stanley
5.300% due 12/15/2025 •(f)	10,280,000	10,003
5.875% due 09/15/2026 •(f)	3,000,000	2,959
6.500% due 10/15/2027 (f)	389,400	9,832
Nationwide Building Society 10.250% ~	156,400	23,682
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	7,900,000	6,265
SBL Holdings, Inc. 7.000% due 05/13/2025 •(f)	3,550,000	2,899
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)	12,627,500	12,999
SVB Financial Group 4.250% due 11/15/2026 •(f)	10,000,000	6,643
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	6,900,000	6,423
U.S. Bancorp 5.300% due 04/15/2027 •(f)	6,245,000	5,449
Wells Fargo & Co.
3.900% due 03/15/2026 •(f)	8,400,000	7,376
4.250% due 09/15/2026 (f)	678,800	11,180
5.875% due 06/15/2025 •(f)	475,000	462

		607,030

INDUSTRIALS 0.7%
Energy Transfer LP
6.500% due 11/15/2026 •(f)	12,500,000	10,883
6.750% due 05/15/2025 •(f)	16,500,000	14,330
7.600% (US0003M + 5.161%) due 05/15/2024 ~(f)	1,367,000	29,924
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(f)	26,865,000	26,646
Land O' Lakes, Inc. 7.000% due 09/18/2028 (f)	4,600,000	4,063

		85,846

UTILITIES 0.1%
Dominion Energy, Inc. 4.650% due 12/15/2024 •(f)	5,100,000	4,490
Edison International 5.000% due 12/15/2026 •(f)	4,500,000	3,807

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(f)	7,300,000	6,781

		15,078

Total Preferred Securities (Cost $807,757)		707,954

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Welltower, Inc.	74,398	4,877

Total Real Estate Investment Trusts (Cost $4,200)		4,877

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.5%
COMMERCIAL PAPER 2.4%
American Electric Power Co., Inc. 4.800% due 01/04/2023	$21,800	21,786
American Electric Power, Inc. 4.720% due 01/04/2023	15,400	15,390
AT&T, Inc. 4.650% due 01/03/2023	5,400	5,397
BP Capital Markets PLC 4.750% due 02/10/2023	45,950	45,707
Consolidated Edison Co. of New York, Inc.
4.800% due 01/18/2023	3,000	2,993
4.800% due 01/20/2023	6,900	6,881
Constellation Brands, Inc.
5.000% due 01/11/2023	500	499
5.000% due 01/12/2023	500	499
Crown Castle, Inc. 5.250% due 01/31/2023	600	597
Dominion Energy, Inc.
4.700% due 02/01/2023	9,300	9,260
4.750% due 01/31/2023	2,000	1,992
Duke Energy Corp.
4.620% due 01/11/2023	9,200	9,186
4.620% due 01/17/2023	2,000	1,995
Electricite de France SA 5.000% due 01/20/2023	10,150	10,123
Enbridge (US), Inc.
4.700% due 01/04/2023	850	849
4.750% due 01/09/2023	4,000	3,995
4.780% due 01/20/2023	1,000	997
4.830% due 01/25/2023	3,000	2,990
Enel Finance America LLC 6.000% due 01/12/2023	24,500	24,458
Entergy Corp. 4.700% due 01/12/2023	2,400	2,396
Fiserv, Inc. 4.600% due 01/05/2023	1,450	1,449
Hitachi America Capital Ltd. 4.700% due 01/04/2023	7,400	7,395
Humana, Inc.
4.850% due 01/05/2023	4,200	4,197
4.850% due 01/10/2023	2,100	2,097
McCormick & Co., Inc. 4.750% due 01/27/2023	12,900	12,853
Mercedes-Benz Finance North America LLC 4.800% due 01/30/2023	4,250	4,233
Mondelez International, Inc. 4.570% due 01/10/2023	900	899
National Grid North America, Inc.
4.780% due 01/23/2023	2,400	2,393
4.810% due 01/24/2023	3,200	3,190
ORACLE Corp.
4.760% due 01/27/2023	16,000	15,943
4.800% due 01/26/2023	4,600	4,584
Quanta Services, Inc.
5.100% due 01/11/2023	4,250	4,243
5.100% due 01/13/2023	2,400	2,395
Republic Services, Inc. 4.650% due 01/12/2023	1,000	998
Thomson Reuters Corp. 4.770% due 01/25/2023	19,700	19,636
TransCanada PipeLines Ltd. 4.750% due 01/19/2023	1,300	1,297
Vodafone Group PLC 4.600% due 01/05/2023	9,400	9,393

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

VW Credit, Inc.
4.700% due 01/27/2023	1,600	1,594
4.750% due 01/24/2023	1,700	1,695
4.750% due 01/25/2023	6,500	6,478
4.800% due 01/26/2023	13,900	13,851
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023	3,900	3,894
4.950% due 01/18/2023	11,000	10,973

		303,670

REPURCHASE AGREEMENTS (i) 0.1%		18,040

U.S. TREASURY BILLS 0.0%
4.201% due 02/02/2023 - 03/23/2023 (d)(e)(n)	4,332	4,302

Total Short-Term Instruments (Cost $326,137)		326,012

Total Investments in Securities (Cost $18,091,853)		15,795,744

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	29,430	286

Total Short-Term Instruments (Cost $286)		286

Total Investments in Affiliates (Cost $286)		286

Total Investments 124.7% (Cost $18,092,139)		$15,796,030
Financial Derivative Instruments (k)(m) (0.3)%(Cost or Premiums, net $56,237)		(31,702)
Other Assets and Liabilities, net (24.4)%		(3,092,509)

Net Assets 100.0%		$12,671,819

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 2.561% due 05/01/2032	04/27/2021	$4,500	$3,563	0.03%
Citigroup, Inc. 3.785% due 03/17/2033	03/10/2022	5,900	5,062	0.04
Constellation Oil 'B'	06/10/2022	219	219	0.00
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 1.447% due 04/01/2025	03/30/2021	4,500	4,181	0.03
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	27,203	0.22
Deutsche Bank AG 3.035% due 05/28/2032	06/21/2021	7,741	5,815	0.05
Flourish Century 6.600% due 02/04/2049	08/25/2021	4,432	499	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	13,757	9,024	0.07
Oracle Corp. 2.875% due 03/25/2031	03/22/2021	6,891	5,738	0.05
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 - 07/08/2021	18,069	11,599	0.09
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,695	0.05
Westmoreland Mining Holdings	12/08/2014	1,406	361	0.00

$104,215	$79,959	0.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$18,040	U.S. Treasury Notes 0.125% due 05/15/2023	$(18,401)	$18,040	$18,042

Total Repurchase Agreements	$(18,401)	$18,040	$18,042

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.210%	12/29/2022	01/10/2023	$(46,956)	$(46,984)
4.430	12/29/2022	01/03/2023	(4,696)	(4,698)
BRC	3.500	08/08/2022	TBD(3)	(4,908)	(4,938)
BSN	4.150	11/21/2022	01/04/2023	(15,367)	(15,444)

Total Reverse Repurchase Agreements	$(72,064)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

BCY	4.150%	12/19/2022	01/05/2023	$(6,615)	$(6,627)
4.390	12/29/2022	01/05/2023	(102,501)	(102,564)
BPG	4.200	12/19/2022	01/11/2023	(3,881)	(3,888)
4.470	01/03/2023	01/04/2023	(428)	(428)
CSN	4.330	12/30/2022	01/03/2023	(32,816)	(32,832)
GSC	4.410	12/29/2022	01/05/2023	(35,198)	(35,219)
MSC	4.160	11/09/2022	01/12/2023	(585)	(589)
4.160	12/15/2022	01/12/2023	(396)	(397)
4.220	12/23/2022	01/09/2023	(8,266)	(8,276)
4.400	12/22/2022	01/03/2023	(6,776)	(6,786)
4.490	12/29/2022	01/03/2023	(10,603)	(10,609)
TDM	4.240	11/18/2022	01/10/2023	(300)	(302)
4.240	12/15/2022	01/10/2023	(176)	(177)
4.240	12/23/2022	01/10/2023	(11,572)	(11,587)
4.390	12/15/2022	01/05/2023	(353)	(353)
4.390	12/23/2022	01/05/2023	(6,526)	(6,534)
4.390	12/28/2022	01/05/2023	(429)	(430)
4.450	12/23/2022	01/03/2023	(522)	(523)
4.450	12/29/2022	01/11/2023	(855)	(856)
UBS	4.110	11/10/2022	01/10/2023	(784,890)	(789,768)
4.110	11/15/2022	01/10/2023	(7,570)	(7,613)
4.110	11/25/2022	01/10/2023	(1,813)	(1,821)
4.110	12/19/2022	01/10/2023	(35,269)	(35,330)
4.110	12/22/2022	01/10/2023	(869)	(870)
4.110	12/23/2022	01/10/2023	(9,571)	(9,583)
4.110	12/28/2022	01/10/2023	(344)	(344)
4.110	12/29/2022	01/10/2023	(3,077)	(3,079)
4.120	11/15/2022	01/12/2023	(30,208)	(30,377)
4.120	12/23/2022	01/12/2023	(522)	(523)
4.180	11/22/2022	01/19/2023	(470,390)	(472,683)
4.180	11/25/2022	01/19/2023	(604)	(607)
4.180	11/29/2022	01/06/2023	(849,079)	(852,530)
4.180	12/02/2022	01/19/2023	(5,067)	(5,086)
4.180	12/05/2022	01/19/2023	(17,671)	(17,730)
4.180	12/08/2022	01/19/2023	(3,384)	(3,394)
4.180	12/19/2022	01/19/2023	(14,990)	(15,015)
4.180	12/22/2022	01/06/2023	(9,302)	(9,315)
4.180	12/22/2022	01/19/2023	(2,608)	(2,612)
4.180	12/23/2022	01/06/2023	(2,001)	(2,004)
4.180	12/23/2022	01/19/2023	(783)	(784)
4.180	12/28/2022	01/19/2023	(945)	(945)
4.180	12/29/2022	01/19/2023	(5,299)	(5,302)
4.180	01/03/2023	01/19/2023	(856)	(856)

Total Sale-Buyback Transactions	$(2,497,148)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2053	$87,000	$(70,877)	$(70,812)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2053	196,856	(187,891)	(184,645)

Total Short Sales (2.0)%	$(258,768)	$(255,457)

(j)	Securities with an aggregate market value of $2,567,726 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(2,931,135) at a weighted average interest rate of 2.044%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(2,040) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	168	$(2)	$135	$0	$0
Euro-Bund March Futures	03/2023	28	(3,984)	256	32	(14)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	168	(1,027)	(862)	81	(177)

Total Futures Contracts	$(471)	$113	$(191)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.225%	$4,400	$(154)	$72	$(82)	$1	$0
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	0.563	10,100	(116)	91	(25)	0	(2)
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	1.006	17,700	(80)	75	(5)	11	0

$(350)	$238	$(112)	$12	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.891%	$6,100	$1,207	$(502)	$705	$2	$0
AES Corp.	5.000	Quarterly	06/20/2026	1.034	2,100	430	(161)	269	0	(1)
Airbus Finance BV	1.000	Quarterly	12/20/2025	0.798	EUR	2,800	64	(46)	18	0	(1)
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.791	$3,900	83	(52)	31	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.956	10,500	(63)	88	25	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.918	4,300	71	(63)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	40,700	686	(668)	18	0	(8)
Atlantia SPA	1.000	Quarterly	12/20/2025	1.872	EUR	5,800	(262)	115	(147)	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.746	6,800	8	13	21	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.070	$19,400	413	(321)	92	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.107	10,000	264	(153)	111	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	1,000	5	(3)	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847	16,600	(25)	56	31	1	0
Boeing Co.	1.000	Quarterly	12/20/2025	1.224	2,400	(39)	25	(14)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	3,100	(16)	(15)	(31)	1	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.729	EUR	10,800	256	(163)	93	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.689	16,400	309	(198)	111	5	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.953	700	9	(8)	1	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.531	1,000	(10)	(15)	(25)	1	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.674	15,500	(48)	(487)	(535)	0	(4)
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.109	$2,800	(12)	2	(10)	1	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

DISH DBS Corp.	5.000	Quarterly	06/20/2023	4.955		400	27	(26)	1	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.391		7,400	64	24	88	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	1.232		2,200	18	(35)	(17)	0	(3)
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.600		3,200	255	(198)	57	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.257		2,000	181	(125)	56	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	2.646		7,400	854	(521)	333	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	2.093		2,400	231	(160)	71	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.438		9,100	109	(57)	52	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.522		7,200	77	(25)	52	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	0.564		23,900	190	16	206	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801		8,500	58	(1)	57	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		900	10	(5)	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964		13,700	2,619	(1,133)	1,486	2	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.028		6,900	(53)	50	(3)	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.119		4,800	(49)	30	(19)	2	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.122		4,200	561	(357)	204	2	0
Lennar Corp.	5.000	Quarterly	12/20/2026	1.196		2,900	598	(197)	401	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.256		2,800	61	(40)	21	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.369		5,500	138	(70)	68	1	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.282		2,200	60	(1)	59	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.572		9,800	223	(84)	139	4	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.377		19,500	487	(250)	237	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	EUR	34,500	(1,657)	1,226	(431)	0	(51)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.027		29,700	(1,794)	1,192	(602)	5	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.767		4,400	(419)	194	(225)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.993		11,000	(1,113)	387	(726)	0	(4)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.969		$1,500	(5)	7	2	1	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	EUR	4,100	959	(393)	566	3	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.311		7,000	85	(196)	(111)	0	(6)
Tesco PLC	1.000	Quarterly	12/20/2024	0.732		13,800	304	(222)	82	0	(2)
Tesco PLC	1.000	Quarterly	12/20/2027	1.363		12,700	30	(245)	(215)	0	(6)
Tesco PLC	1.000	Quarterly	06/20/2028	1.445		9,800	21	(244)	(223)	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.979		$2,500	57	(54)	3	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009		6,200	149	(149)	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.073		4,000	(12)	2	(10)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123		4,100	(63)	43	(20)	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.266	EUR	11,200	248	(202)	46	1	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.415		3,600	96	(62)	34	0	(2)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.527		8,900	61	(300)	(239)	0	0

							$6,996	$(4,737)	$2,259	$48	$(108)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$1,032	$2	$(3)	$(1)	$0	$0
iTraxx Crossover 38 5-Year Index		5.000	Quarterly	12/20/2027	EUR	38,100	(1,462)	1,948	486	97	0
iTraxx Europe Main 37 5-Year Index		1.000	Quarterly	06/20/2027		637,900	2,657	2,022	4,679	696	0
iTraxx Europe Main 38 5-Year Index		1.000	Quarterly	12/20/2027		117,200	(1,242)	1,829	587	135	0

							$(45)	$5,796	$5,751	$928	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	7,700	$1,544	$(232)	$1,312	$5	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		25,000	7,584	332	7,916	41	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,028)	1,688	660	61	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,450)	1,984	534	79	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$693,000	18,248	14,932	33,180	575	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		1,218,600	(254)	18,394	18,140	625	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025	BRL	336,000	0	(1,808)	(1,808)	1	0
Pay	1-Year BRL-CDI	10.990	Maturity	01/04/2027		21,500	0	(186)	(186)	0	0
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027		222,800	38	(1,676)	(1,638)	1	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		58,500	0	(423)	(423)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		36,600	0	(264)	(264)	0	0
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027		654,000	0	1,353	1,353	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	93,300	(704)	(9,570)	(10,274)	0	(214)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(6,144)	(6,396)	0	(156)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(2,785)	(2,903)	0	(70)
Receive(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		293,100	27,409	11,718	39,127	1,545	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		8,600	1,210	682	1,892	89	0
Pay	28-Day MXN-TIIE	5.125	Lunar	03/24/2023		2,569,900	0	(1,827)	(1,827)	0	(83)
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		725,600	0	(980)	(980)	0	(20)
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		1,036,800	17	(5,567)	(5,550)	0	(135)

							$52,244	$19,621	$71,865	$3,025	$(678)

Total Swap Agreements							$58,845	$20,918	$79,763	$4,013	$(788)

(l)

Securities with an aggregate market value of $160,485 and cash of $17,475 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

(7)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2023	PEN	10,185		$2,681	$0	$0
	01/2023		$5,362	GBP	4,381	0	(65)
	01/2023		1,143	JPY	150,700	6	0
	01/2023		216	ZAR	3,834	10	0
	02/2023	CAD	65,770		$49,541	953	0
	02/2023		$19,384	CHF	18,358	562	0
	02/2023		13,748	NOK	136,448	204	0
	02/2023		1,013	ZAR	18,165	52	0
	03/2023	ZAR	130,439		$7,387	0	(245)
BPS	01/2023		$4,307	EUR	4,039	18	0
	02/2023		1,369	IDR	21,525,209	21	0
	02/2023	ZAR	267,190		$14,885	0	(786)
	03/2023	MXN	50,679		2,515	0	(50)
	03/2023	PEN	138,635		35,657	0	(614)
	03/2023		$24,905	CLP	24,049,701	3,152	0
	03/2023		12,497	COP	61,159,443	0	(45)
	03/2023		155	INR	12,837	0	0
BRC	02/2023		9,821	CHF	9,211	187	0
	03/2023		1,832	COP	9,000,000	0	0
CBK	01/2023	BRL	145,393		$27,763	225	0
	01/2023	PEN	200,781		50,228	0	(2,548)
	01/2023		$13,851	BRL	72,696	0	(82)
	01/2023		7,380	EUR	6,929	41	0
	01/2023		8,161	PEN	31,410	106	0
	01/2023		2,004	ZAR	35,106	59	0
	02/2023	NOK	14,270		$1,460	1	0
	02/2023	PEN	192,763		48,318	0	(2,299)
	02/2023		$13,796	BRL	72,696	0	(102)
	03/2023		40,182	MXN	788,558	6	(281)
	04/2023	PEN	89,719		$22,718	0	(679)
	05/2023		36,277		9,093	0	(364)
DUB	01/2023	DKK	70,551		9,944	0	(217)
	02/2023		$1,117	ZAR	18,655	0	(23)
GLM	01/2023	CNH	3,009		$432	0	(3)
	01/2023	PLN	1,260		248	0	(39)
	01/2023		$262	PLN	1,260	25	0
	01/2023		1,038	ZAR	18,556	53	0
	03/2023	COP	61,159,443		$12,683	231	0
	03/2023	MXN	791,497		38,502	0	(1,555)
	03/2023		$12,672	COP	61,159,443	0	(225)
	03/2023		472	MXN	9,335	0	0
	04/2023	MXN	18,442		$917	0	(11)
	05/2023		$17,013	PEN	67,835	662	0
	05/2023		1,962	ZAR	32,787	0	(53)
JPM	01/2023	GBP	110,497		$133,428	0	(179)
	01/2023		$210	CNY	1,463	2	0
	02/2023	NOK	1,125		$114	0	(1)
	02/2023		$2,359	IDR	37,178,878	41	0
	02/2023		461	MXN	9,455	20	0
	02/2023	ZAR	768		$43	0	(2)
	03/2023		$377	CNY	2,611	2	0
	03/2023		2,537	IDR	39,707,431	26	0
MBC	01/2023	DKK	63,798		$9,012	0	(176)
	01/2023	EUR	191,943		201,170	0	(4,383)
	01/2023	JPY	84,400		623	0	(21)
	01/2023	PEN	32,819		8,533	0	(98)
	01/2023		$4,822	EUR	4,590	93	0
	01/2023		3,009	GBP	2,471	0	(21)
	02/2023	IDR	324,469		$21	0	0
	02/2023		$8,517	PEN	32,819	97	0
	03/2023		1,539	IDR	24,100,368	16	0
	05/2023	CNH	1,135		$169	3	0
MYI	01/2023		$9,772	AUD	14,551	138	0
	03/2023		2,165	IDR	33,956,973	27	0
RBC	02/2023		20,852	NOK	208,052	422	0
SCX	01/2023		1,079	AUD	1,602	12	0
	01/2023		14,056	PEN	54,044	165	0
	02/2023		2,485	IDR	39,120,507	41	0
	04/2023	ZAR	657,266		$35,729	0	(2,632)
SOG	01/2023		$103	ZAR	1,820	4	0
UAG	01/2023		1,562	GBP	1,262	0	(37)
	01/2023		4,018	ZAR	69,908	91	0
	01/2023	ZAR	267,744		$14,948	0	(791)
	02/2023		$3,658	IDR	58,060,889	92	0
	03/2023		405	ZAR	7,232	18	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	09/2023	ZAR	143,713		$8,197		0	(90)

Total Forward Foreign Currency Contracts							$7,884	$(18,717)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	39,720	$4,524	$21,583
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	26,290	2,903	14,286

							$7,427	$35,869

Total Purchased Options							$7,427	$35,869

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	22,600	$(40)	$(4)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870%	01/23/2023	7,100	$(53)	$(21)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	7,100	(53)	(89)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/17/2023	12,800	(52)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	01/17/2023	12,800	(52)	(215)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	119,170	(4,422)	(36,735)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.610	01/17/2023	6,500	(60)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	01/17/2023	6,500	(60)	(187)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/12/2023	16,500	(92)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	01/12/2023	16,500	(92)	(138)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	30,500	(671)	(69)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	30,500	(671)	(1,926)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	40,000	(469)	(103)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	40,000	(553)	(1,312)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.740	01/19/2023	6,200	(54)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.180	01/19/2023	6,200	(54)	(138)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	78,870	(2,853)	(24,312)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	01/23/2023	13,300	(65)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	01/23/2023	13,300	(65)	(158)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	01/17/2023	6,600	(50)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	01/17/2023	6,600	(50)	(241)

							$(10,491)	$(65,665)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053		$101.891	01/05/2023		10,400	$(31)	$0
JPM	Call - OTC Fannie Mae 4.500% due 03/01/2053		99.156	03/06/2023		28,900	(210)	(65)
	Put - OTC Fannie Mae 5.000% due 03/01/2053		98.766	03/06/2023		7,400	(62)	(101)
	Call - OTC Fannie Mae 5.000% due 03/01/2053		100.766	03/06/2023		7,400	(53)	(24)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			101.859	01/05/2023		12,700	(38)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			99.750	02/06/2023		13,600	(96)		(83)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			101.750	02/06/2023		13,600	(78)		(31)

								$(568)		$(304)

Total Written Options								$(11,099)		$(65,973)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.239%	$10,000	$(209)	$322	$113	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	10,600	(295)	347	52	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	5,500	(66)	60	0	(6)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	23,650	(467)	594	127	0
BRC	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.588	8,800	(264)	12	0	(252)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.251	500	(7)	9	2	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.239	9,800	(214)	324	110	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	36,900	(896)	1,077	181	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.500	6,000	130	(44)	86	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.462	11,600	(87)	209	122	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.304	1,000	(38)	33	0	(5)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	4,900	(85)	71	0	(14)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.855	800	(32)	11	0	(21)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	1,100	(11)	5	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.517	3,100	12	(41)	0	(29)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	8,200	(200)	240	40	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.423	4,200	(4)	62	58	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.329	5,500	(49)	138	89	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	4,100	(100)	120	20	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.329	33,500	(375)	916	541	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	400	(13)	13	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	4,800	(75)	61	0	(14)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.569	5,800	811	(11)	800	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.251	1,200	(16)	21	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.336	4,200	(39)	54	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	3,600	(69)	88	19	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	7,000	(58)	108	50	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	2,600	(11)	(8)	0	(19)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.837	6,000	(642)	649	7	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.423	4,200	(5)	63	58	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.304	9,600	(385)	334	0	(51)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.802	700	(24)	26	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	6,500	(190)	188	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.251	700	(9)	12	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	17,900	(285)	381	96	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	6,650	(89)	131	42	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	45,050	(819)	1,060	241	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	3,800	(30)	36	6	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.352	11,300	155	(46)	109	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.387	5,800	80	(11)	69	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.423	5,600	(1)	79	78	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.306	12,100	(749)	133	0	(616)
	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.616	6,000	0	(83)	0	(83)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.189	11,800	230	(44)	186	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	5,800	(51)	93	42	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.846	600	(8)	11	3	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	9,700	27	(40)	0	(13)
Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.468	6,600	(320)	405	85	0
Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	2.560	10,000	0	256	256	0

$(5,842)	$8,424	$3,713	$(1,131)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$3,800	$443	$(277)	$166	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	(335)	245	0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	16,300	1,935	(1,223)	712	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(36)	33	0	(3)
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	(2,356)	1,298	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	(375)	219	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	115	0	(9)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	74	0	(6)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(44)	0	(52)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	48	0	(4)

$6,906	$(4,340)	$2,640	$(74)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	0.000%	Maturity	08/26/2025	$5,500	$0	$743	$743	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	542,784	3.930% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	$57,226	$0	$197	$197	$0

Total Swap Agreements	$1,064	$5,024	$7,293	$(1,205)

(n)

Securities with an aggregate market value of $35,575 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$166,250	$58,777	$225,027
Corporate Bonds & Notes
Banking & Finance	0	4,008,042	7,194	4,015,236
Industrials	0	3,424,712	3,125	3,427,837
Utilities	0	1,047,479	0	1,030,997
Municipal Bonds & Notes
Florida	0	6,565	0	6,565
U.S. Government Agencies	0	810,605	2,028	812,633
U.S. Treasury Obligations	0	3,892,937	0	3,892,937
Non-Agency Mortgage-Backed Securities	0	318,500	0	318,500
Asset-Backed Securities	0	622,519	0	622,519
Sovereign Issues	0	377,201	0	377,201
Common Stocks
Consumer Discretionary	3	0	0	3
Energy	0	0	219	219
Industrials	0	0	361	361
Materials	1,197	0	0	1,197
Warrants
Utilities	3	0	0	3
Convertible Preferred Securities
Banking & Finance	9,184	0	0	9,184
Preferred Securities
Banking & Finance	27,173	579,857	0	607,030
Industrials	29,924	55,922	0	85,846
Utilities	0	15,078	0	15,078
Real Estate Investment Trusts
Real Estate	4,877	0	0	4,877
Short-Term Instruments
Commercial Paper	0	303,670	0	303,670
Repurchase Agreements	0	18,040	0	18,040
U.S. Treasury Bills	0	4,302	0	4,302

	$72,361	$15,651,679	$71,704	$15,795,744
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$286	$0	$0	$286

Total Investments	$72,647	$15,651,679	$71,704	$15,796,030

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(255,457)	$0	$(255,457)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	113	4,013	0	4,126
Over the counter	0	50,790	256	51,046

	$113	$54,803	$256	$55,172
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(191)	(788)	0	(979)
Over the counter	0	(85,895)	0	(85,895)

	$(191)	$(86,683)	$0	$(86,874)

Total Financial Derivative Instruments	$(78)	$(31,880)	$256	$(31,702)

Totals	$72,569	$15,364,342	$71,960	$15,508,871

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Long Duration Total Return Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
AHP Health Partners, Inc. 7.884% (LIBOR01M + 3.500%) due 08/24/2028 ~	$1,383	$1,361
Air Canada 8.130% (LIBOR03M + 3.500%) due 08/11/2028 ~	1,796	1,780
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~	3,920	3,918
Castlelake Aviation Ltd. 7.519% (LIBOR03M + 2.750%) due 10/22/2026 ~	3,753	3,726
DT Midstream, Inc. 6.438% (LIBOR01M + 2.000%) due 06/26/2028 ~	879	881
Hub International Ltd. 7.528% (LIBOR03M + 3.250%) due 04/25/2025 ~	2,074	2,058
IRB Holding Corp. 7.317% due 12/15/2027	2,250	2,187
Polaris Newco LLC 8.730% (LIBOR03M + 4.000%) due 06/02/2028 ~	3,861	3,533
RE/MAX International, Inc. 6.938% (LIBOR01M + 2.500%) due 07/21/2028 ~	1,182	1,109
Scientific Games Holdings LP 7.097% due 04/04/2029	2,200	2,103
Setanta Aircraft Leasing Designated Activity Co. 6.730% (LIBOR03M + 2.000%) due 11/05/2028 ~	7,000	6,979
Spirit AeroSystems, Inc. 8.823% due 01/15/2027	6,983	6,937

Total Loan Participations and Assignments (Cost $36,928)		36,572

CORPORATE BONDS & NOTES 43.1%
BANKING & FINANCE 16.4%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032	2,000	2,054
AerCap Ireland Capital DAC
3.300% due 01/30/2032	1,000	784
3.875% due 01/23/2028	2,000	1,802
4.450% due 04/03/2026	600	573
AIB Group PLC 4.263% due 04/10/2025 •	6,200	5,985
Aircastle Ltd.
2.850% due 01/26/2028	3,200	2,622
4.250% due 06/15/2026	800	753
Alexandria Real Estate Equities, Inc. 3.550% due 03/15/2052	1,780	1,277
Alleghany Corp. 4.900% due 09/15/2044	2,500	2,304
Ally Financial, Inc. 8.000% due 11/01/2031	8,380	8,683
American Assets Trust LP 3.375% due 02/01/2031	6,500	5,170
American Financial Group, Inc. 4.500% due 06/15/2047	7,400	5,891
American Homes 4 Rent LP
2.375% due 07/15/2031	360	279
4.250% due 02/15/2028	600	556
American International Group, Inc. 4.750% due 04/01/2048	4,300	3,857
American Tower Corp.
1.875% due 10/15/2030	1,740	1,347
2.100% due 06/15/2030	1,550	1,230
2.900% due 01/15/2030	300	255
2.950% due 01/15/2051	2,800	1,745
Antares Holdings LP
2.750% due 01/15/2027	1,800	1,444
3.750% due 07/15/2027	3,900	3,158
Aon Corp. 3.900% due 02/28/2052	1,400	1,087
Arch Capital Group Ltd. 3.635% due 06/30/2050	4,900	3,402
Ares Finance Co. LLC 3.650% due 02/01/2052	3,100	1,898
Asian Development Bank 5.820% due 06/16/2028	500	536

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		3,000	2,532
Aviation Capital Group LLC 4.125% due 08/01/2025		1,200	1,121
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	462
3.950% due 07/01/2024		400	383
4.250% due 04/15/2026		2,600	2,360
Banco BTG Pactual SA 4.500% due 01/10/2025		3,800	3,668
Banco de Chile 2.990% due 12/09/2031		2,000	1,704
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,000	246
Banco Santander SA 4.175% due 03/24/2028 •		$400	372
Bank of America Corp.
2.299% due 07/21/2032 •		7,350	5,678
2.651% due 03/11/2032 •		2,470	1,983
2.687% due 04/22/2032 •		6,900	5,539
2.972% due 02/04/2033 •		7,500	6,061
5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,381
Barclays PLC
2.894% due 11/24/2032 •		4,700	3,591
4.972% due 05/16/2029 •		700	659
6.125% due 12/15/2025 •(g)		700	640
7.125% due 06/15/2025 •(g)(h)	GBP	200	229
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		$2,300	1,695
2.850% due 08/05/2051		2,800	1,637
Blackstone Secured Lending Fund 2.850% due 09/30/2028		230	179
Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	5,363
4.125% due 10/07/2051		4,810	2,846
4.375% due 02/15/2032		200	160
BNP Paribas SA
1.323% due 01/13/2027 •		1,300	1,138
2.159% due 09/15/2029 •		1,600	1,307
2.591% due 01/20/2028 •		3,250	2,863
3.132% due 01/20/2033 •		2,500	1,980
4.625% due 02/25/2031 •(g)(h)		250	194
Brookfield Finance LLC 3.450% due 04/15/2050		50	32
Brookfield Finance UK PLC 2.340% due 01/30/2032		5,190	3,964
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	3,896
3.625% due 02/15/2052		800	523
4.700% due 09/20/2047		5,600	4,526
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	5,367
CI Financial Corp.
3.200% due 12/17/2030		10	8
4.100% due 06/15/2051		7,500	4,444
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,675
Cooperatieve Rabobank UA 3.758% due 04/06/2033 •		250	214
Corporate Office Properties LP
2.000% due 01/15/2029		800	615
2.750% due 04/15/2031		700	525
2.900% due 12/01/2033		400	285
Credit Suisse Group AG
1.305% due 02/02/2027 •		3,700	2,964
2.593% due 09/11/2025 •		2,400	2,123
3.091% due 05/14/2032 •		7,500	5,197
Crown Castle, Inc. 2.900% due 03/15/2027		1,900	1,731
CTR Partnership LP 3.875% due 06/30/2028		100	85
CubeSmart LP 2.500% due 02/15/2032		200	153
Danske Bank AS 4.375% due 06/12/2028		7,400	6,799
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	84
2.129% due 11/24/2026 •(i)		$3,300	2,915
3.035% due 05/28/2032 •(i)		4,050	3,079
3.729% due 01/14/2032 •(i)		270	198
5.882% due 07/08/2031 •		1,520	1,315
Digital Realty Trust LP 5.550% due 01/15/2028		5,000	5,042
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		5,000	4,030

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

EPR Properties 3.750% due 08/15/2029		600	471
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,303
Equitable Financial Life Global Funding 5.500% due 12/02/2025		1,500	1,498
Equitable Holdings, Inc. 5.000% due 04/20/2048		5,000	4,403
Extra Space Storage LP 2.350% due 03/15/2032		400	304
Farmers Insurance Exchange 4.747% due 11/01/2057 •		3,300	2,658
First American Financial Corp. 4.300% due 02/01/2023		4,500	4,496
FMR LLC 5.150% due 02/01/2043		11,300	9,973
FS KKR Capital Corp.
1.650% due 10/12/2024		2,400	2,168
3.125% due 10/12/2028		1,800	1,454
3.250% due 07/15/2027		2,200	1,854
GA Global Funding Trust
1.950% due 09/15/2028		1,400	1,163
2.250% due 01/06/2027		1,600	1,411
2.900% due 01/06/2032		1,600	1,271
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,500	1,104
GLP Capital LP 5.300% due 01/15/2029		2,100	1,991
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		6,000	4,799
2.650% due 10/21/2032 •		8,400	6,653
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		7,400	6,225
Guardian Life Global Funding 1.625% due 09/16/2028		5,500	4,597
Highwoods Realty LP 2.600% due 02/01/2031		700	525
HSBC Holdings PLC
1.589% due 05/24/2027 •		2,300	1,986
1.750% due 07/24/2027 •	GBP	5,600	5,828
2.871% due 11/22/2032 •		$4,400	3,373
4.583% due 06/19/2029 •		700	646
7.390% due 11/03/2028 •		2,200	2,316
Hudson Pacific Properties LP 3.950% due 11/01/2027		900	767
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		2,200	1,893
Intercontinental Exchange, Inc. 3.000% due 09/15/2060		4,000	2,524
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		210	155
4.950% due 06/01/2042 •		360	232
8.248% due 11/21/2033 •		4,800	4,883
JAB Holdings BV 3.750% due 05/28/2051		2,200	1,300
Jane Street Group 4.500% due 11/15/2029		4,400	3,790
JPMorgan Chase & Co.
2.963% due 01/25/2033 •		250	204
3.509% due 01/23/2029 •		2,900	2,637
3.540% due 05/01/2028 •		8,500	7,835
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		220	175
KKR Group Finance Co. LLC 3.250% due 12/15/2051		2,500	1,593
Lazard Group LLC 4.375% due 03/11/2029		1,800	1,666
Legg Mason, Inc. 5.625% due 01/15/2044		2,000	1,959
Lehman Brothers Holdings, Inc. 1.000% due 09/27/2027 ^(c)		1,200	4
Lloyds Banking Group PLC
4.375% due 03/22/2028		700	666
4.550% due 08/16/2028		200	189
Mitsubishi UFJ Financial Group, Inc.
2.341% due 01/19/2028 •		600	529
2.494% due 10/13/2032 •		5,500	4,299
2.559% due 02/25/2030		2,200	1,825
2.852% due 01/19/2033 •		800	639
Mizuho Financial Group, Inc.
2.172% due 05/22/2032 •		1,300	991
2.201% due 07/10/2031 •		4,300	3,366
Morgan Stanley
0.000% due 04/02/2032 þ(i)		3,700	2,113
6.342% due 10/18/2033 •		6,800	7,147

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		800	740
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	2,200	2,119
Nasdaq, Inc. 3.950% due 03/07/2052		$120	92
National Health Investors, Inc. 3.000% due 02/01/2031		460	333
National Securities Clearing Corp. 5.100% due 11/21/2027		4,600	4,635
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		5,700	4,439
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	2,805
NatWest Group PLC 4.892% due 05/18/2029 •		7,300	6,920
New York Life Global Funding 1.850% due 08/01/2031		1,350	1,062
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		8,100	6,772
2.000% due 03/09/2026		450	387
2.450% due 09/15/2028		170	132
Nomura Holdings, Inc.
1.653% due 07/14/2026		3,400	2,963
2.172% due 07/14/2028		2,800	2,317
2.608% due 07/14/2031		1,200	931
2.710% due 01/22/2029		1,000	835
2.999% due 01/22/2032		1,700	1,338
3.103% due 01/16/2030		1,200	1,003
Omega Healthcare Investors, Inc. 3.250% due 04/15/2033		2,000	1,451
OneMain Finance Corp. 3.500% due 01/15/2027		1,990	1,650
Owl Rock Capital Corp. 2.875% due 06/11/2028		3,800	2,990
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		7,260	6,556
Perusahaan Penerbit SBSN Indonesia 4.400% due 06/06/2027		3,200	3,170
Primerica, Inc. 2.800% due 11/19/2031		1,100	898
Prologis LP 3.050% due 03/01/2050		50	34
Protective Life Corp. 4.300% due 09/30/2028		3,800	3,558
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,600	2,224
2.896% due 03/15/2032 •		200	155
Santander UK Group Holdings PLC 6.833% due 11/21/2026 •		6,000	6,084
Standard Chartered PLC 4.750% due 01/14/2031 •(g)		1,200	920
Starwood Property Trust, Inc. 4.375% due 01/15/2027		1,600	1,402
STORE Capital Corp. 2.700% due 12/01/2031		1,100	810
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		900	713
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		300	273
Synchrony Financial 2.875% due 10/28/2031		430	322
Temasek Financial Ltd. 2.375% due 08/02/2041		1,400	992
Truist Financial Corp. 6.123% due 10/28/2033 •		50	53
Trust Fibra Uno 4.869% due 01/15/2030		600	516
UBS Group AG
1.494% due 08/10/2027 •		6,600	5,686
2.095% due 02/11/2032 •		2,000	1,510
4.375% due 02/10/2031 •(g)		700	534
4.703% due 08/05/2027 •		2,200	2,129
4.751% due 05/12/2028 •		800	767
UDR, Inc. 3.000% due 08/15/2031		2,470	2,066
UniCredit SpA
2.569% due 09/22/2026 •		1,500	1,330
3.127% due 06/03/2032 •		5,700	4,297
VICI Properties LP 3.875% due 02/15/2029		2,900	2,546
Vonovia Finance BV 5.000% due 10/02/2023		3,100	3,059
Wells Fargo & Co.
2.572% due 02/11/2031 •		5,400	4,483
3.196% due 06/17/2027 •		7,800	7,245

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.350% due 03/02/2033 •	9,400	7,944
Welltower, Inc. 5.125% due 03/15/2043	10,600	8,965
WP Carey, Inc. 2.450% due 02/01/2032	1,000	784

		435,242

INDUSTRIALS 18.0%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036	1,183	912
AEP Transmission Co. LLC
2.750% due 08/15/2051	700	447
3.650% due 04/01/2050	50	38
3.750% due 12/01/2047	1,000	780
Air Canada Pass-Through Trust
3.300% due 07/15/2031	636	545
3.750% due 06/15/2029	275	240
Aker BP ASA 3.100% due 07/15/2031	1,600	1,316
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	1,939	1,849
Alibaba Group Holding Ltd. 3.250% due 02/09/2061	4,800	2,891
American Airlines Pass-Through Trust
2.875% due 01/11/2036	100	81
3.000% due 04/15/2030	3,611	3,136
3.250% due 04/15/2030	2,453	1,910
3.700% due 04/01/2028	1,439	1,245
Amgen, Inc.
4.400% due 05/01/2045	6,500	5,476
4.400% due 02/22/2062	1,100	876
4.663% due 06/15/2051	3,779	3,271
ArcelorMittal SA
6.550% due 11/29/2027	5,080	5,113
6.800% due 11/29/2032	2,300	2,294
Arrow Electronics, Inc. 2.950% due 02/15/2032	400	316
Ashtead Capital, Inc. 4.000% due 05/01/2028	1,200	1,096
AstraZeneca PLC 2.125% due 08/06/2050	20	12
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	413
Baptist Health South Florida Obligated Group 3.115% due 11/15/2071	3,300	1,893
Bayer U.S. Finance LLC 4.700% due 07/15/2064	600	476
Becton Dickinson & Co. 3.794% due 05/20/2050	20	15
Berry Global, Inc. 1.570% due 01/15/2026	1,200	1,070
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	1,490	925
Boardwalk Pipelines LP
3.400% due 02/15/2031	2,800	2,349
3.600% due 09/01/2032	2,700	2,242
Boeing Co.
3.250% due 02/01/2035	200	153
3.600% due 05/01/2034	440	353
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	280	188
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	1,080	959
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	14,864
Bristol-Myers Squibb Co. 3.900% due 03/15/2062	700	542
British Airways Pass-Through Trust
3.300% due 06/15/2034	178	152
3.350% due 12/15/2030	73	63
4.250% due 05/15/2034	322	289
Broadcom, Inc.
2.600% due 02/15/2033	1,300	979
3.187% due 11/15/2036	4,270	3,080
3.419% due 04/15/2033	2,800	2,253
3.469% due 04/15/2034	6,550	5,245
3.500% due 02/15/2041	300	214
3.750% due 02/15/2051	1,300	903
4.000% due 04/15/2029	1,200	1,093
4.150% due 04/15/2032	2,000	1,761
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	1,658
Cameron LNG LLC
2.902% due 07/15/2031	900	762
3.402% due 01/15/2038	2,000	1,631

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.701% due 01/15/2039	1,400	1,115
Canadian Pacific Railway Co. 3.100% due 12/02/2051	270	183
CDW LLC
2.670% due 12/01/2026	3,200	2,847
3.276% due 12/01/2028	500	429
3.569% due 12/01/2031	2,900	2,395
Cellnex Finance Co. SA 3.875% due 07/07/2041	700	480
CGI, Inc. 2.300% due 09/14/2031	1,600	1,219
Charter Communications Operating LLC
2.300% due 02/01/2032	860	635
3.500% due 06/01/2041	4,000	2,619
3.850% due 04/01/2061	4,120	2,397
3.900% due 06/01/2052	1,770	1,118
3.950% due 06/30/2062	4,500	2,671
4.200% due 03/15/2028	2,200	2,026
4.400% due 04/01/2033	2,400	2,060
4.400% due 12/01/2061	4,000	2,574
4.800% due 03/01/2050	3,400	2,482
5.125% due 07/01/2049	10,900	8,286
5.250% due 04/01/2053	5,300	4,113
5.375% due 04/01/2038	600	502
5.375% due 05/01/2047	2,200	1,734
5.500% due 04/01/2063	2,100	1,610
5.750% due 04/01/2048	1,100	905
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	600	544
Children's Hospital 2.928% due 07/15/2050	3,900	2,480
City of Hope 4.378% due 08/15/2048	1,010	827
Claremont Mckenna College 3.775% due 01/01/2122	4,100	2,614
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,314
CommonSpirit Health 6.073% due 11/01/2027	1,300	1,332
CommScope, Inc. 4.750% due 09/01/2029	2,130	1,721
Conagra Brands, Inc. 5.300% due 11/01/2038	4,100	3,878
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	5,609
Continental Resources, Inc. 5.750% due 01/15/2031	700	653
Continental Wind LLC 6.000% due 02/28/2033	1,285	1,290
Corning, Inc. 5.450% due 11/15/2079	600	521
CSN Resources SA 4.625% due 06/10/2031	4,800	3,808
CVS Pass-Through Trust 7.507% due 01/10/2032	12,839	13,367
DAE Funding LLC
1.550% due 08/01/2024	1,300	1,209
1.625% due 02/15/2024	6,600	6,268
2.625% due 03/20/2025	2,400	2,249
3.375% due 03/20/2028	2,700	2,401
Daimler Trucks Finance North America LLC 2.500% due 12/14/2031	900	700
DaVita, Inc. 4.625% due 06/01/2030	590	476
DCP Midstream Operating LP 3.250% due 02/15/2032	1,900	1,574
Dell International LLC
3.375% due 12/15/2041	1,340	902
3.450% due 12/15/2051	2,300	1,416
Discovery Communications LLC
4.000% due 09/15/2055	998	603
5.200% due 09/20/2047	2,400	1,792
5.300% due 05/15/2049	100	76
Elevance Health, Inc. 5.500% due 10/15/2032	950	976
Energy Transfer LP
5.300% due 04/15/2047	7,400	6,193
6.050% due 06/01/2041	3,200	3,021
6.250% due 04/15/2049	100	93
6.625% due 10/15/2036	5,200	5,235
7.500% due 07/01/2038	4,135	4,409
Entergy Louisiana LLC
1.600% due 12/15/2030	600	462
2.900% due 03/15/2051	2,100	1,353
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	847

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

6.450% due 09/01/2040	200	210
6.875% due 03/01/2033	5,540	6,073
Expedia Group, Inc. 2.950% due 03/15/2031	459	370
FactSet Research Systems, Inc. 3.450% due 03/01/2032	2,100	1,766
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	3,914
4.317% due 12/30/2039	1,750	1,263
FMG Resources Pty. Ltd. 4.375% due 04/01/2031	240	200
Ford Motor Co. 3.250% due 02/12/2032	120	90
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031 (k)	3,700	2,789
Global Payments, Inc. 2.900% due 11/15/2031	4,200	3,322
Graphic Packaging International LLC 3.750% due 02/01/2030	1,000	851
Hackensack Meridian Health, Inc.
2.875% due 09/01/2050	1,120	729
4.500% due 07/01/2057	1,340	1,146
HCA, Inc.
3.625% due 03/15/2032	4,000	3,395
4.625% due 03/15/2052	1,000	783
5.125% due 06/15/2039	2,900	2,606
5.250% due 06/15/2049	600	514
5.500% due 06/15/2047	450	402
Helmerich & Payne, Inc. 2.900% due 09/29/2031	4,400	3,582
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031	270	221
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	600	470
Humana, Inc.
3.950% due 08/15/2049	600	474
5.750% due 03/01/2028	2,480	2,537
5.875% due 03/01/2033	3,100	3,210
Hyundai Capital America
1.650% due 09/17/2026	4,000	3,521
2.100% due 09/15/2028	1,660	1,365
Imperial Brands Finance PLC 3.500% due 07/26/2026	2,200	2,020
Johns Hopkins University 2.813% due 01/01/2060	1,000	629
JT International Financial Services BV 6.875% due 10/24/2032	1,600	1,702
Kaiser Aluminum Corp. 4.500% due 06/01/2031	2,200	1,771
Kansas City Southern 4.200% due 11/15/2069	1,900	1,413
Kinder Morgan Energy Partners LP 6.500% due 09/01/2039	400	405
KLA Corp. 3.300% due 03/01/2050	1,200	875
Kraft Heinz Foods Co.
6.500% due 02/09/2040	310	329
7.125% due 08/01/2039	4,250	4,691
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,748
3.500% due 08/18/2026	800	723
3.900% due 08/08/2029	1,600	1,351
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,000	891
Leidos, Inc. 2.300% due 02/15/2031	700	538
Level 3 Financing, Inc.
3.400% due 03/01/2027	1,910	1,617
3.875% due 11/15/2029	260	206
Marvell Technology, Inc.
2.450% due 04/15/2028	200	170
2.950% due 04/15/2031	30	24
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	2,350
McDonald's Corp. 3.625% due 09/01/2049	150	114
MDC Holdings, Inc. 3.966% due 08/06/2061	680	382
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	800	643
Merck & Co., Inc. 2.900% due 12/10/2061	580	372
MGM China Holdings Ltd. 5.875% due 05/15/2026	1,100	1,029
Micron Technology, Inc. 3.366% due 11/01/2041	300	201

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Moody's Corp. 5.250% due 07/15/2044	8,000	7,741
Motorola Solutions, Inc. 2.300% due 11/15/2030	40	31
Mount Nittany Medical Center Obligated Group 3.799% due 11/15/2052	4,800	3,652
MPLX LP
4.700% due 04/15/2048	1,500	1,190
4.900% due 04/15/2058	75	59
4.950% due 03/14/2052	1,400	1,150
5.500% due 02/15/2049	1,060	937
National Fuel Gas Co. 2.950% due 03/01/2031	2,800	2,201
New York & Presbyterian Hospital
2.256% due 08/01/2040	3,000	1,988
4.763% due 08/01/2116	3,500	2,900
Newcrest Finance Pty. Ltd. 4.200% due 05/13/2050	20	14
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	5,230	4,750
Norfolk Southern Corp. 3.155% due 05/15/2055	4,495	2,996
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	4,880
Northwell Healthcare, Inc. 4.260% due 11/01/2047	1,800	1,438
Novant Health, Inc. 3.168% due 11/01/2051	2,000	1,391
Oracle Corp.
2.875% due 03/25/2031 (i)	6,430	5,347
3.600% due 04/01/2040	100	74
3.600% due 04/01/2050	1,120	759
3.650% due 03/25/2041 (i)	1,900	1,410
3.800% due 11/15/2037	2,800	2,227
3.850% due 04/01/2060	7,000	4,682
3.950% due 03/25/2051 (i)	5,100	3,656
4.000% due 11/15/2047	1,100	809
4.100% due 03/25/2061 (i)	3,800	2,655
4.500% due 07/08/2044	900	728
PeaceHealth Obligated Group 3.218% due 11/15/2050	1,260	823
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	2,800	1,898
Petroleos Mexicanos 6.700% due 02/16/2032	900	708
Philip Morris International, Inc.
5.125% due 11/17/2027	1,200	1,211
5.625% due 11/17/2029	1,500	1,525
5.750% due 11/17/2032	1,200	1,227
Piedmont Healthcare, Inc.
2.719% due 01/01/2042	500	343
2.864% due 01/01/2052	500	314
Prosus NV
3.257% due 01/19/2027	600	537
4.193% due 01/19/2032	3,000	2,491
4.987% due 01/19/2052	1,100	781
Quanta Services, Inc.
2.350% due 01/15/2032	600	457
3.050% due 10/01/2041	400	264
Renesas Electronics Corp. 2.170% due 11/25/2026	4,900	4,206
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,960	3,492
6.875% due 04/15/2040	4,700	3,960
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,260
5.000% due 03/15/2027	2,700	2,652
Sands China Ltd.
2.800% due 03/08/2027	2,100	1,801
3.350% due 03/08/2029	1,200	982
3.750% due 08/08/2031	1,300	1,025
4.300% due 01/08/2026	600	554
4.875% due 06/18/2030	600	528
5.625% due 08/08/2025	4,700	4,500
5.900% due 08/08/2028	1,500	1,406
Santos Finance Ltd. 3.649% due 04/29/2031	3,670	2,921
Sealed Air Corp. 1.573% due 10/15/2026	1,921	1,661
Skyworks Solutions, Inc. 3.000% due 06/01/2031	600	472
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,179
4.600% due 06/15/2028	3,500	2,832
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	377	306

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Studio City Finance Ltd. 5.000% due 01/15/2029	400	296
Sysco Corp. 3.150% due 12/14/2051	320	212
T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,216
3.300% due 02/15/2051	1,900	1,276
3.400% due 10/15/2052	3,500	2,368
3.600% due 11/15/2060	5,401	3,591
5.200% due 01/15/2033	2,100	2,088
TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,575
2.375% due 08/09/2028	3,400	2,749
2.650% due 08/09/2031	2,340	1,779
Telefonica Emisiones SA
5.213% due 03/08/2047	3,200	2,583
7.045% due 06/20/2036	7,200	7,409
Tempur Sealy International, Inc. 3.875% due 10/15/2031	460	362
Tencent Holdings Ltd. 3.940% due 04/22/2061	1,200	828
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,074
7.625% due 04/01/2037	4,720	5,156
8.375% due 06/15/2032	3,600	4,113
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	3,559
Thor Industries, Inc. 4.000% due 10/15/2029	3,900	3,067
Time Warner Cable LLC
5.875% due 11/15/2040	500	437
6.750% due 06/15/2039	1,300	1,236
7.300% due 07/01/2038	1,225	1,220
Topaz Solar Farms LLC 4.875% due 09/30/2039	3,945	3,511
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	2,000	1,672
Travel & Leisure Co. 4.625% due 03/01/2030	800	665
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	2,796	2,544
4.625% due 12/03/2026	2,625	2,395
5.900% due 04/01/2026	1,584	1,533
United Airlines Pass-Through Trust
2.700% due 11/01/2033	531	430
2.875% due 04/07/2030	515	439
3.100% due 04/07/2030	441	358
3.450% due 01/07/2030	294	248
4.300% due 02/15/2027	8,745	8,147
4.550% due 02/25/2033	2,013	1,697
5.875% due 04/15/2029	4,129	4,077
Valley Children's Hospital 4.399% due 03/15/2048	2,000	1,685
VeriSign, Inc. 2.700% due 06/15/2031	1,700	1,389
VMware, Inc.
1.800% due 08/15/2028	600	491
2.200% due 08/15/2031	350	266
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	4,300	3,305
5.141% due 03/15/2052	1,200	877
5.391% due 03/15/2062	800	587
Williams Cos., Inc. 3.500% due 10/15/2051	450	308

		476,778

UTILITIES 8.7%
AEP Texas, Inc.
4.150% due 05/01/2049	1,100	864
6.650% due 02/15/2033	1,800	1,870
Alabama Power Co.
4.300% due 01/02/2046	700	584
4.300% due 07/15/2048	2,000	1,674
Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	869
3.600% due 03/01/2032	1,700	1,470
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	183
American Water Capital Corp.
3.750% due 09/01/2047	1,600	1,253
4.150% due 06/01/2049	5,000	4,145
Arizona Public Service Co. 2.650% due 09/15/2050	20	12
AT&T, Inc.
3.500% due 09/15/2053	1,883	1,279

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.550% due 09/15/2055	493	331
3.650% due 09/15/2059	6,731	4,536
Atmos Energy Corp. 2.850% due 02/15/2052	4,900	3,193
Bell Telephone Co. of Canada 4.300% due 07/29/2049	2,100	1,715
BG Energy Capital PLC 5.125% due 10/15/2041	4,300	4,037
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	3,284
Commonwealth Edison Co. 3.850% due 03/15/2052	100	80
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	439
4.300% due 12/01/2056	100	81
4.500% due 05/15/2058	2,500	2,087
Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	211
4.000% due 09/30/2042	400	333
Duke Energy Florida LLC
3.000% due 12/15/2051	2,600	1,755
3.850% due 11/15/2042	4,600	3,717
6.350% due 09/15/2037	200	215
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	106
Duke Energy Progress LLC 2.500% due 08/15/2050	3,990	2,412
East Ohio Gas Co. 3.000% due 06/15/2050	1,600	1,019
Edison International 5.750% due 06/15/2027	330	332
Enel Finance International NV 7.500% due 10/14/2032	4,200	4,451
Entergy Arkansas LLC
2.650% due 06/15/2051	60	36
3.350% due 06/15/2052	270	189
Entergy Corp.
1.900% due 06/15/2028	900	762
2.400% due 06/15/2031	2,390	1,904
Entergy Texas, Inc. 1.750% due 03/15/2031	3,200	2,503
Florida Power & Light Co. 3.700% due 12/01/2047	1,100	887
Gazprom PJSC via Gaz Finance PLC
3.250% due 02/25/2030	7,100	5,061
3.500% due 07/14/2031	8,000	5,240
Georgia Power Co.
3.250% due 03/15/2051	5,300	3,672
3.700% due 01/30/2050	1,000	749
4.300% due 03/15/2042	3,752	3,238
5.125% due 05/15/2052	2,400	2,264
Greenko Power Ltd. 4.300% due 12/13/2028	391	329
Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,219
6.050% due 03/15/2037	800	828
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,400	2,109
Kentucky Utilities Co. 3.300% due 06/01/2050	70	50
KeySpan Gas East Corp. 3.586% due 01/18/2052	2,430	1,620
MidAmerican Energy Co. 2.700% due 08/01/2052	5,500	3,547
National Grid USA 5.803% due 04/01/2035	120	113
New England Power Co. 3.800% due 12/05/2047	2,300	1,757
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	373
2.150% due 10/01/2031	2,000	1,564
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,724
5.783% due 09/16/2052	2,400	2,406
Northern States Power Co. 3.600% due 09/15/2047	6,300	4,883
NRG Energy, Inc. 2.450% due 12/02/2027	1,010	838
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,148
5.050% due 10/01/2048	7,000	6,019
Ohio Power Co.
2.900% due 10/01/2051	2,800	1,835
5.850% due 10/01/2035	100	99
ONEOK, Inc. 7.150% due 01/15/2051	100	102

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,634
3.000% due 06/15/2028	3,200	2,773
3.150% due 01/01/2026	2,000	1,861
3.250% due 06/01/2031	1,700	1,386
3.450% due 07/01/2025	1,000	948
3.500% due 08/01/2050	7,250	4,531
3.750% due 08/15/2042	2,790	1,881
3.950% due 12/01/2047	1,000	682
4.200% due 03/01/2029	2,000	1,790
4.250% due 03/15/2046	300	210
4.300% due 03/15/2045	500	356
4.400% due 03/01/2032	2,000	1,751
4.500% due 07/01/2040	6,100	4,790
4.550% due 07/01/2030	750	682
4.600% due 06/15/2043	900	683
4.750% due 02/15/2044	100	77
4.950% due 07/01/2050	370	288
5.250% due 03/01/2052	300	246
PacifiCorp
4.125% due 01/15/2049	8,300	6,834
5.750% due 04/01/2037	60	61
6.000% due 01/15/2039	2,040	2,131
6.100% due 08/01/2036	60	62
PECO Energy Co. 2.850% due 09/15/2051	2,000	1,326
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	2,969
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	3,975
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	4,545
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,434
4.150% due 05/15/2048	9,400	7,891
Sempra Energy 6.000% due 10/15/2039	100	102
SES SA
3.600% due 04/04/2023	4,600	4,570
5.300% due 04/04/2043	3,800	2,912
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	3,917
Southern California Edison Co.
2.250% due 06/01/2030	800	661
2.500% due 06/01/2031	4,700	3,885
2.750% due 02/01/2032	2,400	2,016
2.950% due 02/01/2051	3,000	1,935
3.450% due 02/01/2052	2,300	1,647
3.650% due 03/01/2028	200	187
3.650% due 02/01/2050	1,100	808
3.650% due 06/01/2051	2,020	1,478
3.900% due 12/01/2041	500	377
3.900% due 03/15/2043	3,600	2,789
4.650% due 10/01/2043	1,850	1,607
6.000% due 01/15/2034	3,600	3,772
6.650% due 04/01/2029	900	930
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,249
4.125% due 06/01/2048	5,300	4,279
Southwestern Electric Power Co.
3.250% due 11/01/2051	800	529
6.200% due 03/15/2040	2,200	2,243
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,099
Tucson Electric Power Co. 3.250% due 05/15/2032	6,500	5,540
Verizon Communications, Inc.
3.700% due 03/22/2061	5,590	3,927
3.875% due 03/01/2052	4,800	3,664
Virginia Electric & Power Co. 2.950% due 11/15/2051	550	364
Vodafone Group PLC 4.875% due 06/19/2049	4,140	3,479
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,169

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	2,898

		231,435

Total Corporate Bonds & Notes (Cost $1,389,973)		1,143,455

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.4%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (e)	3,800	2,503
0.000% due 08/15/2032 (e)	100	59
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	241
3.000% due 06/01/2046	2,185	2,024
4.214% due 06/01/2050	2,600	2,036
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	3,376
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	997

		11,236

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,704	8,261

ILLINOIS 0.4%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	102
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	3,663
3.007% due 01/01/2033	5,030	4,055
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	1,800	1,371
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	966

		10,157

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	2,462

MICHIGAN 0.3%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	3,500	2,588
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	4,800	3,906

		6,494

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (e)	700	372

NEW JERSEY 0.1%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,133

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	838

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	979
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	4,076

		5,055

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	2,722

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	5,944

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (e)	2,900	1,668

		7,612

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,000	482
0.000% due 04/01/2037 (e)	800	363

		845

Total Municipal Bonds & Notes (Cost $68,395)		57,187

U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (e)	40,012	29,435
2.241% due 01/25/2031 ~(a)	16,118	1,543
2.312% due 12/01/2034 •	112	111
2.864% due 10/01/2035 •	90	88
2.871% due 04/01/2035 •	237	232
2.888% due 06/01/2043 •	41	39
3.000% due 12/25/2046	1,385	959
3.257% due 05/25/2035 ~	157	156
3.384% due 12/01/2033 •	11	11
3.503% due 06/01/2035 •	210	206
3.775% due 09/01/2035 •	6	6
3.790% due 01/01/2029	4,200	4,031
3.821% due 07/25/2037 •	5	5
3.887% due 03/25/2036 ~	1	1
3.971% due 08/01/2035 •	19	19
3.983% due 06/01/2035 •	327	324
4.027% due 11/01/2034 •	226	232
4.030% due 11/01/2035 •	2	2
4.789% due 09/25/2032 •	3	3
5.000% due 08/25/2033	25	25
5.039% due 08/25/2040 ~	264	261
5.500% due 04/25/2033 - 09/25/2035	5,757	5,853
5.900% due 07/25/2042	5	5
6.000% due 07/25/2031 - 03/25/2036	964	1,034
6.080% due 09/01/2028	1,800	1,980
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	500	523
5.750% due 12/07/2028	20	22
Freddie Mac
0.000% due 03/15/2031 (e)	11,600	8,203
2.575% due 04/01/2035 •	10	9
2.889% due 02/25/2045 •	43	43
3.248% due 10/25/2044 •	14	14
3.562% due 06/01/2035 •	8	8
3.875% due 10/01/2035 •	10	10
4.718% due 01/15/2033 •	1	1
4.818% due 09/15/2030 •	1	1
5.000% due 03/01/2038 - 12/01/2038	311	312
5.500% due 02/15/2024	6	6
6.000% due 06/15/2035 - 10/01/2037	515	552
6.500% due 10/25/2043	41	42
Ginnie Mae
2.875% due 05/20/2030 •	25	24
3.250% due 02/20/2049	2,491	2,134
Ginnie Mae, TBA
4.000% due 01/01/2053	51,600	48,835
4.500% due 01/01/2053	20,300	19,696
Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,291	998
0.000% due 01/15/2030 - 04/15/2030 (e)	108,567	79,018
U.S. Small Business Administration
5.290% due 12/01/2027	86	86
5.510% due 11/01/2027	19	19
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2053	3,000	2,728
4.000% due 02/01/2053 - 03/01/2053	93,200	87,456
4.500% due 02/01/2053	25,500	24,548
5.500% due 02/01/2053	29,300	29,366
6.000% due 02/01/2053	37,700	38,236

Total U.S. Government Agencies (Cost $394,488)		389,451

U.S. TREASURY OBLIGATIONS 70.1%
U.S. Treasury Bonds
1.125% due 05/15/2040 (k)	313,630	196,460
1.125% due 08/15/2040	135,490	84,215
1.375% due 11/15/2040	55,540	36,138
1.750% due 08/15/2041	99,000	67,798
1.875% due 02/15/2041 (k)	530,600	375,317
1.875% due 02/15/2051 (k)	171,175	108,853

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

1.875% due 11/15/2051 (k)	209,460	132,737
2.000% due 11/15/2041 (m)	17,600	12,575
2.000% due 02/15/2050 (m)	22,030	14,563
2.000% due 08/15/2051 (k)(m)(o)	115,900	75,928
2.250% due 08/15/2049 (m)	17,276	12,154
2.250% due 02/15/2052 (k)	7,800	5,427
2.375% due 11/15/2049 (m)(o)	875	633
2.500% due 02/15/2045 (m)	15,830	11,933
2.750% due 11/15/2042 (m)(o)	1,000	802
2.875% due 08/15/2045 (m)(o)	2,345	1,890
2.875% due 05/15/2049 (o)	405	326
2.875% due 05/15/2052 (k)	25,200	20,199
3.000% due 11/15/2044	14,350	11,857
3.000% due 05/15/2045 (k)	14,180	11,696
3.000% due 08/15/2048 (m)	7,990	6,566
3.000% due 08/15/2052 (k)	221,800	182,812
3.125% due 02/15/2043 (m)(o)	1,910	1,631
3.125% due 08/15/2044	14,310	12,105
3.375% due 08/15/2042 (k)	205,350	183,596
3.750% due 08/15/2041 (k)(m)(o)	1,700	1,613
3.750% due 11/15/2043 (k)(m)(o)	6,137	5,758
4.000% due 11/15/2042 (b)(k)	67,900	66,500
4.000% due 11/15/2052	54,100	54,193
4.750% due 02/15/2041 (m)(o)	2,480	2,699
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032	32,616	29,901
U.S. Treasury Notes
0.375% due 10/31/2023 (m)(o)	18,900	18,227
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(m)	71,900	45,082
0.000% due 08/15/2034 (a)	32,970	20,437
0.000% due 05/15/2035 (a)(m)	32,500	19,513
0.000% due 11/15/2036 (a)	37,600	21,147
0.000% due 08/15/2037 (a)(m)	8,900	4,841

Total U.S. Treasury Obligations (Cost $2,389,524)		1,858,122

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust 2.932% due 10/25/2035 ~	593	501
American Home Mortgage Assets Trust
2.968% due 11/25/2046 ~	1,491	475
4.509% due 10/25/2046 •	65	55
BAMLL Commercial Mortgage Securities Trust
5.368% due 04/15/2036 ~	7,000	6,845
5.518% due 03/15/2034 •	2,400	2,335
Banc of America Funding Trust 3.958% due 02/20/2036 ~	121	113
Banc of America Mortgage Trust 4.045% due 08/25/2035 ^~	348	329
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,330
4.957% due 08/10/2035 ~	8,700	7,381
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	29	27
3.255% due 05/25/2047 ^~	468	415
3.887% due 11/25/2034 ~	15	14
5.230% due 10/25/2035 ~	23	22
Bear Stearns ALT-A Trust
3.354% due 10/25/2035 ^~	203	172
3.602% due 11/25/2036 ~	110	63
3.729% due 09/25/2035 ^~	2,344	1,457
4.709% due 08/25/2036 ^•	2,720	2,373
Bear Stearns Mortgage Funding Trust 4.569% due 10/25/2036 •	1,788	1,480
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	6,806
Chase Mortgage Finance Trust
3.393% due 03/25/2037 ^~	175	160
5.500% due 11/25/2035	1,633	1,216
ChaseFlex Trust 4.949% due 05/25/2037 •	3,174	3,062
Citigroup Mortgage Loan Trust
4.459% due 01/25/2037 •	22	20
5.189% due 08/25/2035 ^•	72	69
5.410% due 10/25/2035 ~	16	15
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,760
3.815% due 04/10/2033 ~	7,300	6,196
Countrywide Alternative Loan Trust
4.548% due 12/20/2046 ^•	490	395
4.769% due 09/25/2046 ^•	490	453
4.773% due 03/20/2046 •	117	92
4.809% due 05/25/2036 •	3,008	2,488
4.949% due 02/25/2037 ~	51	41
4.993% due 11/20/2035 •	2,362	2,181

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.993% due 12/20/2035 ~	496	433
5.500% due 09/25/2035 ^	1,245	928
5.500% due 10/25/2035	2,542	1,545
5.500% due 11/25/2035	461	279
5.500% due 03/25/2036 ^	63	28
6.000% due 03/25/2036 ^	2,872	1,358
6.250% due 08/25/2037 ^	108	59
Countrywide Home Loan Mortgage Pass-Through Trust
3.671% due 02/20/2035 ~	3	3
3.726% due 11/25/2037 ~	364	328
3.792% due 11/25/2034 ~	43	38
3.866% due 11/20/2034 ~	8	8
4.849% due 05/25/2035 ~	51	41
5.029% due 03/25/2035 •	117	98
5.250% due 05/25/2035	84	58
5.910% due 02/20/2036 ^~	24	20
6.537% due 02/20/2036 ^•	89	81
Countrywide Home Loan Reperforming REMIC Trust 4.809% due 07/25/2036 •	1,770	1,689
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.139% due 07/25/2033 ~	5	5
Credit Suisse Mortgage Capital Trust
2.963% due 12/26/2059 ~	564	557
3.023% due 08/25/2060 ~	1,037	995
Downey Savings & Loan Association Mortgage Loan Trust 4.859% due 08/19/2045 •	54	45
First Horizon Mortgage Pass-Through Trust 4.244% due 12/25/2034 ~	1	1
GCAT LLC 2.981% due 09/25/2025 þ	1,158	1,121
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	3,600	3,633
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	5,225	4,368
GSMPS Mortgage Loan Trust 4.739% due 01/25/2036 •	402	332
GSR Mortgage Loan Trust 3.719% due 11/25/2035 ~	3	3
HarborView Mortgage Loan Trust
3.482% due 07/19/2035 ^~	2	2
4.719% due 01/19/2038 •	1,343	1,181
4.749% due 12/19/2036 •	2,667	2,199
IndyMac INDX Mortgage Loan Trust
3.036% due 04/25/2037 ^~	138	109
3.190% due 04/25/2037 ~	88	74
3.837% due 12/25/2034 ~	8	8
4.789% due 06/25/2046 •	350	272
4.909% due 07/25/2035 ~	2,269	1,566
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,464
JP Morgan Mortgage Trust
2.675% due 02/25/2035 ~	1	1
3.453% due 07/25/2035 ~	674	653
3.848% due 01/25/2037 ^~	16	13
4.944% due 11/25/2049 •	338	322
4.944% due 12/25/2049 •	177	164
Lehman XS Trust 4.749% due 12/25/2036 •	864	811
MASTR Adjustable Rate Mortgages Trust
3.874% due 11/21/2034 ~	36	33
4.599% due 04/25/2046 ~	291	251
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.018% due 11/15/2031 •	17	16
Merrill Lynch Mortgage Investors Trust
2.969% due 05/25/2033 ~	4	3
3.011% due 05/25/2033 ~	8	8
3.186% due 02/25/2034 ~	4	4
3.726% due 07/25/2034 ~	65	61
Morgan Stanley Mortgage Loan Trust 4.689% due 08/25/2036 •	2,891	880
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	4,047	3,708
4.500% due 05/25/2058 ~	1,974	1,855
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~	13,304	3,009
Prime Mortgage Trust 4.789% due 02/25/2034 •	1	1
Residential Accredit Loans, Inc. Trust
4.809% due 04/25/2046 ~	175	52
6.000% due 06/25/2036 ^	4,784	3,797
6.000% due 08/25/2036 ^	652	511
6.500% due 08/25/2036	1,205	1,023
Residential Asset Securitization Trust
4.789% due 01/25/2046 ^~	186	58
4.839% due 04/25/2035 ^•	45	26

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		42	35
4.527% due 12/25/2034 ~		52	51
4.709% due 10/25/2035 •		31	28
4.829% due 05/25/2037 •		99	86
Structured Asset Mortgage Investments Trust
4.809% due 04/25/2036 •		328	282
4.829% due 05/25/2036 •		121	93
4.999% due 10/19/2034 ~		9	8
5.009% due 12/25/2035 ^~		3	3
Structured Asset Securities Corp Mortgage Pass-Through Certificates 4.734% due 12/25/2033 ~		8	8
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,698	2,292
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	10,195	12,252
WaMu Mortgage Pass-Through Certificates Trust
2.737% due 05/25/2046 ~		$24	20
2.748% due 02/25/2047 ^•		328	273
2.748% due 03/25/2047 ^~		177	149
2.778% due 01/25/2047 •		1	1
2.808% due 04/25/2047 •		643	558
3.048% due 08/25/2046 ~		674	617
3.093% due 02/25/2037 ^~		181	162
3.096% due 08/25/2046 •		6,256	4,776
3.510% due 12/25/2036 ^~		168	145
3.548% due 10/25/2046 ~		3	2
3.548% due 11/25/2046 •		41	36
3.864% due 07/25/2037 ^~		17	16
4.759% due 05/25/2034 ~		345	324
4.929% due 12/25/2045 •		28	26
4.969% due 10/25/2045 ~		350	323
Washington Mutual Mortgage Pass-Through Certificates Trust 3.018% due 05/25/2046 ^•		290	229
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	2,839

Total Non-Agency Mortgage-Backed Securities (Cost $139,301)			123,164

ASSET-BACKED SECURITIES 6.3%
ACAS CLO Ltd. 5.084% due 10/18/2028 •		6,282	6,204
ACE Securities Corp. Home Equity Loan Trust 5.364% due 05/25/2034 ~		955	945
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.219% due 12/25/2034 ~		4,560	4,043
American Money Management Corp. CLO Ltd. 4.949% due 04/17/2029 ~		2,039	2,029
AREIT Trust 5.076% due 01/16/2037 ~		3,708	3,543
Argent Securities Trust 4.689% due 06/25/2036 •		5,814	3,862
Asset-Backed Securities Corp. Home Equity Loan Trust 6.234% due 05/25/2035 ~		4,818	4,427
Bear Stearns Asset-Backed Securities Trust
4.081% due 10/25/2036 ~		13	12
4.729% due 12/25/2036 ~		200	188
Benefit Street Partners CLO Ltd. 5.343% due 01/20/2031 •		2,950	2,911
Carlyle Global Market Strategies CLO Ltd.
5.408% due 07/27/2031 ~		992	978
5.583% due 07/20/2032 ~		3,500	3,444
Carrington Mortgage Loan Trust 5.099% due 04/17/2031 ~		4,000	3,929
CIFC Funding Ltd. 5.375% due 04/24/2030 ~		1,831	1,811
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		500	476
Citigroup Mortgage Loan Trust
4.449% due 07/25/2045 •		7	5
4.739% due 03/25/2037 ~		585	484
Countrywide Asset-Backed Certificates 4.869% due 04/25/2037 •		442	362
Countrywide Asset-Backed Certificates Trust
3.542% due 02/25/2036 •		63	62
4.649% due 12/25/2036 ^•		7,318	6,711
4.709% due 09/25/2047 •		6,978	5,341
4.869% due 03/25/2036 ~		1,074	1,022
6.264% due 07/25/2035 •		100	96
Credit-Based Asset Servicing & Securitization LLC
3.399% due 12/25/2035 ~		681	637
3.528% due 04/25/2037 þ		221	210
4.032% due 07/25/2035 •		367	352
4.164% due 07/25/2037 ~		16	11
Credit-Based Asset Servicing & Securitization Trust 2.909% due 01/25/2037 ^•		26	8

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

ECMC Group Student Loan Trust 5.139% due 02/27/2068 •		1,231	1,171
First Franklin Mortgage Loan Trust
4.499% due 12/25/2037 ~		1,435	1,335
4.689% due 08/25/2036 ~		6,718	6,237
5.439% due 09/25/2033 •		4,514	4,311
5.920% due 10/25/2033 ~		3,086	2,907
First NLC Trust 4.459% due 08/25/2037 ~		15	7
Fremont Home Loan Trust 5.454% due 06/25/2035 •		3,784	3,604
FS Rialto Issuer LLC 5.708% due 01/19/2039 •		4,350	4,246
Gallatin CLO Ltd. 5.328% due 01/21/2028 •		2,861	2,837
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,895	2,540
GSAMP Trust
4.459% due 12/25/2036 ~		$6	3
4.519% due 12/25/2046 •		1,344	725
4.529% due 12/25/2036 ~		1,673	907
4.589% due 11/25/2036 •		195	94
4.659% due 03/25/2047 •		723	663
4.689% due 08/25/2036 •		767	752
4.709% due 04/25/2036 •		219	140
4.789% due 01/25/2047 •		5,787	3,001
HGI CRE CLO Ltd. 5.508% due 04/20/2037 ~		1,950	1,920
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,055	1,687
JP Morgan Mortgage Acquisition Corp. 5.109% due 12/25/2035 ~		112	111
JP Morgan Mortgage Acquisition Trust 4.659% due 07/25/2036 ~		1,575	1,308
KREF Ltd. 5.771% due 02/17/2039 •		3,900	3,765
LCCM Trust 5.768% due 11/15/2038 ~		2,300	2,210
Lehman ABS Mortgage Loan Trust 4.479% due 06/25/2037 •		12	8
Long Beach Mortgage Loan Trust 4.689% due 06/25/2036 •		15,983	7,959
M360 Ltd. 5.861% due 11/22/2038 ~		2,500	2,463
Magnetite Ltd. 5.486% due 11/15/2028 ~		3,087	3,054
MASTR Asset-Backed Securities Trust
4.749% due 02/25/2036 ~		1,868	755
4.829% due 11/25/2036 ~		2,738	1,670
5.214% due 10/25/2034 ~		3,032	2,864
MASTR Specialized Loan Trust 4.909% due 02/25/2036 •		2,311	2,199
Merrill Lynch Mortgage Investors Trust
4.989% due 01/25/2037 •		7,696	6,966
5.319% due 07/25/2035 ~		780	754
MESA Trust 4.816% due 12/25/2031 ~		3	3
Morgan Stanley ABS Capital, Inc. Trust
4.589% due 02/25/2037 ~		2,177	1,062
4.609% due 10/25/2036 •		2,743	1,317
4.719% due 02/25/2037 •		4,476	2,183
4.849% due 09/25/2036 •		3,394	1,537
Mountain View CLO LLC 5.119% due 01/16/2031 •		1,000	984
New Century Home Equity Loan Trust
5.129% due 08/25/2034 ~		10	10
5.469% due 01/25/2034 •		125	121
NovaStar Mortgage Funding Trust 4.559% due 01/25/2037 •		6,457	2,302
Octagon Loan Funding Ltd. 5.854% due 11/18/2031 •		2,600	2,564
Option One Mortgage Loan Trust
4.629% due 04/25/2037 •		3,283	1,584
5.124% due 05/25/2035 •		1,000	926
Securitized Asset-Backed Receivables LLC Trust 4.969% due 12/25/2035 •		864	830
SLM Student Loan Trust 5.858% due 04/25/2023 ~		2,650	2,627
Sound Point CLO Ltd. 5.315% due 01/23/2029 •		442	439
Soundview Home Loan Trust
4.469% due 06/25/2037 ~		8	6
4.499% due 01/25/2037 •		3,568	2,586
4.559% due 07/25/2037 ~		324	273
Structured Asset Investment Loan Trust 6.114% due 11/25/2034 ~		2,253	2,168

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
4.709% due 10/25/2036 •		3,721	3,124
5.489% due 10/25/2037 ~		5,423	2,795
5.514% due 04/25/2035 ~		1,630	1,603
TCI-Symphony CLO Ltd. 5.009% due 07/15/2030 •		1,989	1,961
Venture CLO Ltd. 5.343% due 01/20/2029 •		1,546	1,528
Vibrant CLO Ltd. 5.363% due 07/20/2032 •		1,100	1,082
Voya CLO Ltd. 5.111% due 07/14/2031 ~		1,486	1,465
Wells Fargo Home Equity Asset-Backed Securities Trust 4.619% due 04/25/2037 ~		780	753

Total Asset-Backed Securities (Cost $182,828)			167,109

SOVEREIGN ISSUES 2.5%
Airport Authority
1.625% due 02/04/2031		5,000	3,934
2.625% due 02/04/2051		1,200	775
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,104	301
1.000% due 07/09/2029		386	103
1.500% due 07/09/2035 þ		7,625	1,941
3.500% due 07/09/2041 þ		540	155
Chile Government International Bond
3.250% due 09/21/2071		6,000	3,716
4.340% due 03/07/2042		3,800	3,225
Colombia Government International Bond 7.375% due 09/18/2037		720	677
Dominican Republic International Bond
4.875% due 09/23/2032		800	667
5.500% due 02/22/2029		2,000	1,848
Indonesia Government International Bond 1.400% due 10/30/2031	EUR	3,300	2,765
Mexico Government International Bond
3.771% due 05/24/2061		$10,469	6,651
5.750% due 10/12/2110		10,400	8,789
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,750	665
6.350% due 08/12/2028		2,200	551
6.950% due 08/12/2031		900	224
8.200% due 08/12/2026		25,700	7,089
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	5,834
2.000% due 04/14/2033		2,700	1,859
2.625% due 12/02/2040		1,290	774
2.750% due 04/14/2041		850	513
2.875% due 04/13/2042		1,690	1,018
Russia Government International Bond
4.750% due 05/27/2026 ^(c)		$200	70
5.250% due 06/23/2047 ^(c)		200	74
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	885
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	11,157

Total Sovereign Issues (Cost $92,410)			66,260

		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.5%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)		1,100,000	985
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)		2,700,000	2,343
Capital One Financial Corp. 3.950% due 09/01/2026 •(g)		4,740,000	3,744
Charles Schwab Corp. 5.000% due 06/01/2027 •(g)		1,600,000	1,479
Citigroup, Inc.
3.875% due 02/18/2026 •(g)		1,000,000	856
4.000% due 12/10/2025 •(g)		550,000	481
CoBank ACB 4.250% due 01/01/2027 •(g)		2,400,000	2,050

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

JPMorgan Chase & Co. 6.100% due 10/01/2024 •(g)		900,000	877

			12,815

INDUSTRIALS 0.1%
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(g)		1,700,000	1,686

Total Preferred Securities (Cost $16,548)			14,501

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (j) 2.6%			68,762

HUNGARY TREASURY BILLS 0.6%
18.250% due 01/03/2023 (d)(e)	HUF	5,732,000	15,367

ISRAEL TREASURY BILLS 0.2%
0.024% due 01/04/2023 (d)(e)	ILS	20,900	5,943

U.S. TREASURY BILLS 0.0%
4.191% due 03/02/2023 (d)(e)(o)		$629	625

Total Short-Term Instruments (Cost $90,762)			90,697

Total Investments in Securities (Cost $4,801,157)			3,946,518

		SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short Asset Portfolio		6,493,303	62,245
PIMCO Short-Term Floating NAV Portfolio III		8,591,839	83,478

Total Short-Term Instruments (Cost $148,397)			145,723

Total Investments in Affiliates (Cost $148,397)			145,723

Total Investments 154.4% (Cost $4,949,554)			$4,092,241
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $(5,250))			(2,218)
Other Assets and Liabilities, net (54.2)%			(1,439,578)

Net Assets 100.0%			$2,650,445

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$3,300	$2,915	0.11%
Deutsche Bank AG	3.035	05/28/2032	05/28/2021 - 06/11/2021	4,059	3,079	0.12
Deutsche Bank AG	3.729	01/14/2032	01/28/2021 - 02/01/2021	270	198	0.01
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,197	2,113	0.08
Oracle Corp.	2.875	03/25/2031	03/22/2021	6,422	5,347	0.20
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,888	1,410	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021	5,091	3,656	0.14
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	3,844	2,655	0.10

$28,071	$21,373	0.81%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.320%	12/30/2022	01/03/2023	$66,000	U.S. Treasury Bonds 2.500% - 3.000% due 02/15/2046 - 08/15/2048	$(66,993)	$66,000	$66,032
FICC	1.900	12/30/2022	01/03/2023	2,762	U.S. Treasury Bills 0.000% due 06/29/2023	(2,817)	2,762	2,762

Total Repurchase Agreements	$(69,810)	$68,762	$68,794

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.370%	12/30/2022	01/03/2023	$(3,735)	$(3,737)
BRC	4.070	12/29/2022	01/03/2023	(93,379)	(93,431)
BSN	4.150	11/03/2022	01/04/2023	(114,606)	(115,412)
JPS	4.140	11/09/2022	01/09/2023	(40,847)	(41,106)
4.140	12/28/2022	01/09/2023	(10,239)	(10,247)
4.300	12/16/2022	02/03/2023	(2,722)	(2,727)
STR	4.330	01/03/2023	01/04/2023	(883,899)	(883,899)
4.370	12/30/2022	01/03/2023	(855,326)	(855,741)

Total Reverse Repurchase Agreements	$(2,006,300)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.150%	11/22/2022	01/05/2023	$(1,900)	$(1,909)
4.150	12/28/2022	01/05/2023	(2,007)	(2,009)
4.200	12/15/2022	01/09/2023	(12,016)	(12,042)
4.320	12/28/2022	01/09/2023	(423)	(424)
4.350	12/30/2022	01/12/2023	(169)	(169)
BPG	(1.500)	12/30/2022	01/03/2023	(66,412)	(66,401)
TDM	4.380	12/30/2022	01/03/2023	(169)	(169)
UBS	4.180	11/22/2022	01/19/2023	(5,516)	(5,542)
4.180	12/30/2022	01/06/2023	(2,958)	(2,960)
4.180	12/30/2022	01/19/2023	(5,832)	(5,835)

Total Sale-Buyback Transactions	$(97,460)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2053	$26,100	$(23,243)	$(22,932)

Total Short Sales (0.9)%	$(23,243)	$(22,932)

(k)	Securities with an aggregate market value of $1,226,142 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,364,749) at a weighted average interest rate of 1.958%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(32) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	1,906	$390,879	$74	$0	$(454)
U.S. Treasury 10-Year Note March Futures	03/2023	2,066	232,005	(2,432)	0	(629)
U.S. Treasury Long-Term Bond March Futures	03/2023	646	80,972	(1,465)	0	(535)

$(3,823)	$0	$(1,618)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	9,214	$(994,464)	$3,057	$1,764	$0
U.S. Ultra Treasury Note March Futures	03/2023	5,568	(658,590)	6,515	2,523	0

$9,572	$4,287	$0

Total Futures Contracts	$5,749	$4,287	$(1,618)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(2)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$200,500	$445	$(16,863)	$(16,418)	$0	$(238)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	9,000	(42)	7	(35)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	28,100	(1,193)	8,906	7,713	137	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	39,500	(671)	10,583	9,912	183	0
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027	BRL	128,000	0	265	265	1	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	2,300	0	(129)	(129)	0	(4)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	1,700	0	(94)	(94)	0	(3)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025	600	0	(33)	(33)	0	(1)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	24,300	30	(1,392)	(1,362)	0	(39)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	1,200	51	(149)	(98)	0	(3)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	$250,700	(276)	(508)	(784)	63	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	38,600	(152)	3,128	2,976	61	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	71,800	3,595	10,611	14,206	163	0
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	13,300	(32)	2,320	2,288	31	0
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031	44,900	(199)	8,053	7,854	93	0
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	20,700	(89)	3,738	3,649	43	0
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	55,500	(208)	10,041	9,833	91	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051	53,720	(5,876)	(18,526)	(24,402)	0	(291)

Total Swap Agreements	$(4,617)	$19,958	$15,341	$897	$(579)

(m)

Securities with an aggregate market value of $36,947 and cash of $6,273 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin of assets $ 3,147 and of liability $(929) for closed futures is outstanding at period end
(2)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	HUF	1,071,949	$2,737	$0	$(137)
02/2023	GBP	16,188	19,102	0	(490)
02/2023	ZAR	773	43	0	(2)
BPS	01/2023	HUF	296,455	775	0	(20)
02/2023	ZAR	3,256	181	0	(10)
03/2023	MXN	7,907	392	0	(8)
BRC	01/2023	HUF	2,766,074	7,214	0	(202)
CBK	01/2023	BRL	362	69	0	0
01/2023	ILS	20,896	6,618	673	0
01/2023	$5,596	BRL	29,807	50	0
01/2023	1,064	EUR	1,001	8	0
01/2023	1,073	PEN	4,309	60	0
02/2023	PEN	12,054	$3,022	0	(143)
03/2023	$516	PEN	2,073	26	0
04/2023	PEN	67,213	$16,974	0	(558)
CLY	01/2023	HUF	1,079,508	2,776	0	(118)
GLM	01/2023	BRL	29,445	5,525	0	(52)
01/2023	HUF	550,043	1,408	0	(66)
01/2023	ZAR	790	44	0	(2)
03/2023	MXN	3,365	164	0	(7)
04/2023	$5,428	BRL	29,445	53	0
05/2023	4,362	PEN	17,399	172	0
05/2023	ZAR	839	$50	1	0
JPM	03/2023	IDR	250,955	16	0	0
MBC	01/2023	CAD	4,967	3,703	34	0
01/2023	EUR	37,514	39,317	0	(857)
MYI	03/2023	IDR	214,606	14	0	0
SCX	01/2023	$2,179	PEN	8,378	25	0
03/2023	308	1,184	2	0
UAG	01/2023	ZAR	3,263	$182	0	(10)
02/2023	IDR	480,569	30	0	(1)

Total Forward Foreign Currency Contracts	$1,104	$(2,683)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	50,700	$3,166	$10,560

Total Purchased Options	$3,166	$10,560

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067%	06/09/2023	10,800	$(110)	$(28)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	10,800	(154)	(354)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	29,300	(91)	(4)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	29,300	(91)	(98)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	247,500	(3,175)	(15,697)

$(3,621)	$(16,181)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	$97.156	03/06/2023	14,600	$(126)	$(236)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	14,600	(106)	(33)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	4,600	(39)	(63)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	4,600	(33)	(15)

$(304)	$(347)

Total Written Options	$(3,925)	$(16,528)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	1.569%	$900	$126	$(2)	$124	$0

Total Swap Agreements	$126	$(2)	$124	$0

(o)

Securities with an aggregate market value of $6,740 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$36,572	$0	$36,572
Corporate Bonds & Notes
Banking & Finance	0	435,242	0	435,242
Industrials	0	476,778	0	476,778
Utilities	0	231,435	0	231,435
Municipal Bonds & Notes
California	0	11,236	0	11,236
Georgia	0	8,261	0	8,261
Illinois	0	10,157	0	10,157
Kansas	0	2,462	0	2,462

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Michigan	0	6,494	0	6,494
Nevada	0	372	0	372
New Jersey	0	1,133	0	1,133
New Mexico	0	838	0	838
Ohio	0	5,055	0	5,055
Pennsylvania	0	2,722	0	2,722
Texas	0	7,612	0	7,612
Wisconsin	0	845	0	845
U.S. Government Agencies	0	389,451	0	389,451
U.S. Treasury Obligations	0	1,858,122	0	1,858,122
Non-Agency Mortgage-Backed Securities	0	123,164	0	123,164
Asset-Backed Securities	0	164,569	2,540	167,109
Sovereign Issues	0	66,260	0	66,260
Preferred Securities
Banking & Finance	0	12,815	0	12,815
Industrials	0	1,686	0	1,686
Short-Term Instruments
Repurchase Agreements	0	68,762	0	68,762
Hungary Treasury Bills	0	15,367	0	15,367
Israel Treasury Bills	0	5,943	0	5,943
U.S. Treasury Bills	0	625	0	625

	$0	$3,943,978	$2,540	$3,946,518
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$145,723	$0	$0	$145,723

Total Investments	$145,723	$3,943,978	$2,540	$4,092,241

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,932)	$0	$(22,932)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,184	0	5,184
Over the counter	0	11,788	0	11,788

	$0	$16,972	$0	$16,972
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,197)	0	(2,197)
Over the counter	0	(19,211)	0	(19,211)

	$0	$(21,408)	$0	$(21,408)

Total Financial Derivative Instruments	$0	$(4,436)	$0	$(4,436)

Totals	$145,723	$3,916,610	$2,540	$4,064,873

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.5%
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		$450	$449
Arches Buyer, Inc. 7.634% (LIBOR01M + 3.250%) due 12/06/2027 ~		4,189	3,889
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~		2,749	2,748
Carnival Corp. 7.634% (LIBOR01M + 3.250%) due 10/18/2028 ~		5,841	5,485
Catalent Pharma Solutions, Inc. 6.375% (LIBOR01M + 2.000%) due 02/22/2028 ~		592	584
Chobani LLC 7.884% (LIBOR01M + 3.500%) due 10/25/2027 ~		978	962
Citadel Securities LP 6.823% due 02/02/2028		2,364	2,325
Delos Finance SARL 6.480% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	6,299
Diamond Sports Group LLC 12.317% due 05/25/2026		870	826
Instant Brands Holdings, Inc. 9.735% (LIBOR03M + 5.000%) due 04/12/2028 ~		5,858	3,960
IQVIA, Inc. 4.202% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	1,072
MH Sub LLC 8.134% (LIBOR01M + 3.750%) due 09/13/2024 ~		$4,477	4,359
Numericable Group SA 4.605% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,534	1,567
Parexel International Corp. 7.634% (LIBOR01M + 3.250%) due 11/15/2028 ~		$896	864
Polaris Newco LLC 8.730% (LIBOR03M + 4.000%) due 06/02/2028 ~		4,853	4,440
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		3,700	3,686
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		3,533	3,339
Reynolds Group Holdings, Inc. 7.634% (LIBOR01M + 3.250%) due 09/24/2028 ~		1,580	1,562
Scientific Games Holdings LP 7.097% due 04/04/2029		3,800	3,633
Setanta Aircraft Leasing Designated Activity Co. 6.730% (LIBOR03M + 2.000%) due 11/05/2028 ~		4,500	4,486
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~		5,500	5,617
Spa Holdings 3 Oy 8.480% (LIBOR03M + 3.750%) due 02/04/2028 ~		3,439	3,302
Tibco Software, Inc. 9.180% due 03/30/2029		4,000	3,582
Trans Union LLC 6.634% (LIBOR01M + 2.250%) due 12/01/2028 ~		1,593	1,580
USI, Inc. 7.980% (LIBOR03M + 3.250%) due 12/02/2026 ~		873	869
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		3,051	2,372
Zayo Group Holdings, Inc. 7.384% (LIBOR01M + 3.000%) due 03/09/2027 ~		1,247	1,016

Total Loan Participations and Assignments (Cost $80,544)			74,873

CORPORATE BONDS & NOTES 66.1%
BANKING & FINANCE 22.4%
Agree LP 4.800% due 10/01/2032		700	650
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	955
3.375% due 08/15/2031		2,200	1,926
3.550% due 03/15/2052		2,500	1,793
4.000% due 02/01/2050		800	610
4.850% due 04/15/2049		700	596
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(c)		1,200	76
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,368

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Ally Financial, Inc. 8.000% due 11/01/2031		5,350	5,538
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,130
American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,253
4.250% due 02/15/2028		1,800	1,668
4.900% due 02/15/2029		300	284
American International Group, Inc. 4.750% due 04/01/2048		600	538
American Tower Corp.
1.875% due 10/15/2030		1,300	1,006
2.950% due 01/15/2051		8,300	5,173
3.100% due 06/15/2050		10,900	6,904
3.700% due 10/15/2049		10,000	7,137
Antares Holdings LP 3.750% due 07/15/2027		3,750	3,037
Aon Corp. 2.600% due 12/02/2031		1,200	983
Arch Capital Finance LLC 5.031% due 12/15/2046		500	433
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,712
Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	910
3.650% due 02/01/2052		1,900	1,163
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,646
3.600% due 09/15/2051		1,200	786
Aviation Capital Group LLC
3.875% due 05/01/2023		3,400	3,373
4.875% due 10/01/2025		4,500	4,246
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	1,849
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,562
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	1,952
2.625% due 04/28/2025		1,000	971
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)		600	619
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$200	189
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	4,714
2.676% due 06/19/2041 •		19,400	13,120
2.972% due 07/21/2052 •		800	503
3.311% due 04/22/2042 •		17,200	12,677
3.946% due 01/23/2049 •		265	206
4.244% due 04/24/2038 •		5,185	4,424
4.443% due 01/20/2048 •		100	85
7.750% due 05/14/2038		7,700	8,986
Bank of America NA 6.000% due 10/15/2036		1,200	1,231
Barclays PLC
5.501% due 08/09/2028 •		2,800	2,716
5.746% due 08/09/2033 •		4,200	3,980
7.250% due 03/15/2023 •(g)(h)	GBP	1,200	1,438
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		$70	63
BGC Partners, Inc.
4.375% due 12/15/2025		600	563
5.375% due 07/24/2023		3,300	3,285
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	204
3.200% due 01/30/2052		10,000	6,422
3.500% due 09/10/2049		2,500	1,702
Blackstone Private Credit Fund 4.700% due 03/24/2025		3,700	3,550
Blackstone Secured Lending Fund 2.850% due 09/30/2028		3,000	2,334
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	2,967
BNP Paribas SA 3.132% due 01/20/2033 •		4,200	3,327
Brighthouse Financial, Inc. 3.850% due 12/22/2051		2,800	1,778
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,075
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	1,271
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	5,557
3.625% due 02/15/2052		1,900	1,242
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		700	641

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

CaixaBank SA 3.625% due 09/14/2028 •(g)(h)	EUR	1,400	1,059
Carlyle Finance LLC 5.650% due 09/15/2048		$3,100	2,773
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	984
Chubb INA Holdings, Inc. 4.350% due 11/03/2045		85	74
CI Financial Corp. 4.100% due 06/15/2051		1,200	711
Citigroup, Inc.
3.057% due 01/25/2033 •(i)		2,500	2,024
8.125% due 07/15/2039		2,900	3,579
CME Group, Inc. 4.150% due 06/15/2048		1,825	1,622
Commonwealth Bank of Australia 3.784% due 03/14/2032 (h)		1,800	1,488
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	855
5.250% due 05/24/2041		75	75
Corporate Office Properties LP 2.900% due 12/01/2033		1,100	783
Credit Suisse Group AG
3.750% due 03/26/2025		500	450
4.194% due 04/01/2031 •		600	467
5.250% due 02/11/2027 •(g)(h)		1,593	1,041
6.250% due 12/18/2024 •(g)(h)		1,000	788
6.375% due 08/21/2026 •(g)(h)		4,873	3,504
6.442% due 08/11/2028 •		10,650	9,715
6.537% due 08/12/2033 •		8,700	7,655
7.500% due 12/11/2023 •(g)(h)		2,200	1,927
Crown Castle, Inc.
2.100% due 04/01/2031		1,000	791
3.250% due 01/15/2051		900	589
4.300% due 02/15/2029		605	573
4.750% due 05/15/2047		2,650	2,262
CubeSmart LP
2.500% due 02/15/2032		500	383
4.375% due 02/15/2029		1,900	1,756
Deutsche Bank AG
3.547% due 09/18/2031 •		5,400	4,341
3.729% due 01/14/2032 •(i)		5,900	4,338
3.742% due 01/07/2033 •		1,000	712
3.961% due 11/26/2025 •		5,800	5,546
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	3,707
EPR Properties
3.750% due 08/15/2029		2,450	1,923
4.500% due 06/01/2027		1,167	1,023
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,023
3.400% due 02/15/2052		2,500	1,714
Equitable Holdings, Inc. 4.350% due 04/20/2028		200	191
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	1,200	1,022
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		$2,000	1,364
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		2,500	2,367
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	5,638
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	4,734
First Republic Bank 4.625% due 02/13/2047		2,000	1,562
Flourish Century 6.600% due 02/04/2049 ^«(c)(i)		4,900	543
FMR LLC 6.450% due 11/15/2039		4,500	4,629
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		3,400	2,905
Franklin Resources, Inc. 2.950% due 08/12/2051		900	560
Freedom Mortgage Corp. 8.250% due 04/15/2025		3,540	3,190
FS KKR Capital Corp. 3.125% due 10/12/2028		2,700	2,181
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	4,600
GLP Capital LP
4.000% due 01/15/2030		5,000	4,388
5.300% due 01/15/2029		3,600	3,413
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	6,959
3.436% due 02/24/2043 •		2,100	1,551

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.017% due 10/31/2038 •		5,100	4,212
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,028
4.625% due 05/04/2032		2,000	1,829
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,345
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,215
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,077
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,823
HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,161
4.041% due 03/13/2028 •		2,100	1,938
5.875% due 09/28/2026 •(g)(h)	GBP	5,378	5,816
7.625% due 05/17/2032		$1,800	1,841
Intercontinental Exchange, Inc. 4.250% due 09/21/2048		1,185	994
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		3,100	1,999
7.750% due 01/11/2027 •(g)(h)	EUR	6,850	7,093
Invesco Finance PLC 5.375% due 11/30/2043		$55	51
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		4,000	2,965
JAB Holdings BV 2.200% due 11/23/2030		1,750	1,316
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		2,100	2,056
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,155
3.328% due 04/22/2052 •		18,400	12,517
3.964% due 11/15/2048 •		110	86
8.750% due 09/01/2030		275	321
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		6,400	899
9.750% due 09/28/2023 ^(c)		2,400	338
11.500% due 01/30/2023 ^(c)		400	56
Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,422
2.650% due 11/15/2033		1,000	696
Kimco Realty Corp.
3.700% due 10/01/2049		1,800	1,237
4.600% due 02/01/2033		3,000	2,753
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,200	807
4.850% due 05/17/2032		7,500	7,024
KWG Group Holdings Ltd. 5.875% due 11/10/2024		2,100	915
Lazard Group LLC 4.375% due 03/11/2029		209	193
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,371
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	632
Life Storage LP 4.000% due 06/15/2029		1,600	1,437
Lincoln National Corp. 4.350% due 03/01/2048		3,000	2,267
Lloyds Bank PLC 0.000% due 04/02/2032 þ		4,600	2,815
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,060	3,658
7.875% due 06/27/2029 •(g)	GBP	200	232
Loews Corp. 4.125% due 05/15/2043		$40	33
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	7,046
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	840
4.350% due 01/30/2047		200	169
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,233
5.672% due 12/01/2052		2,000	1,992
MetLife, Inc. 5.000% due 07/15/2052		500	479
Mid-America Apartments LP 2.875% due 09/15/2051		2,700	1,734
Midcap Financial Issuer Trust 6.500% due 05/01/2028		2,200	1,895
Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039		2,200	1,865
5.133% due 07/20/2033 •		5,200	4,980
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,505

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

2.869% due 09/13/2030 •		2,500	2,096
5.669% due 09/13/2033 •		700	697
Morgan Stanley
0.000% due 04/02/2032 þ(i)		11,300	6,454
2.943% due 01/21/2033 •		4,800	3,896
MPT Operating Partnership LP 3.500% due 03/15/2031		1,900	1,306
Nasdaq, Inc. 2.500% due 12/21/2040		2,000	1,304
Nationwide Building Society 3.960% due 07/18/2030 •		1,800	1,562
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	3,229
NatWest Group PLC
4.445% due 05/08/2030 •		4,100	3,721
4.600% due 06/28/2031 •(g)(h)		5,200	3,736
4.892% due 05/18/2029 •		5,200	4,930
5.076% due 01/27/2030 •		4,100	3,871
5.125% due 05/12/2027 •(g)	GBP	2,500	2,546
Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	381
4.875% due 04/15/2045		2,700	2,191
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		3,900	3,358
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,076
2.679% due 07/16/2030		6,200	4,972
2.999% due 01/22/2032		200	157
5.605% due 07/06/2029		6,500	6,398
Nordea Bank Abp 3.750% due 03/01/2029 •(g)(h)		1,400	1,084
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		3,000	2,763
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	474
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,155
Owl Rock Capital Corp. 2.875% due 06/11/2028		1,900	1,495
Pacific Life Insurance Co. 9.250% due 06/15/2039		8,800	11,655
Pacific LifeCorp 3.350% due 09/15/2050		700	478
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		5,530	5,517
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,150	975
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,083
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		6,600	5,244
Physicians Realty LP 3.950% due 01/15/2028		1,900	1,739
Pine Street Trust 5.568% due 02/15/2049		3,800	3,368
Piper Sandler Cos. 5.200% due 10/15/2023		6,000	5,947
PNC Financial Services Group, Inc. 6.000% due 05/15/2027 •(g)		4,800	4,534
Progressive Corp. 4.125% due 04/15/2047		500	421
Prologis LP 3.000% due 04/15/2050		2,223	1,497
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	22
Rayonier LP 2.750% due 05/17/2031		1,200	967
Realty Income Corp.
3.400% due 01/15/2028		3,300	3,044
3.950% due 08/15/2027		1,100	1,051
Regency Centers LP
4.400% due 02/01/2047		1,100	850
4.650% due 03/15/2049		500	400
Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,409
2.150% due 09/01/2031		1,500	1,153
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,317
4.750% due 09/15/2025		3,400	3,243
6.750% due 06/24/2024 •(g)(h)	GBP	700	815
SBA Tower Trust 2.328% due 07/15/2052		$200	168
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(c)(h)		2,300	309
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,464

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,562
Societe Generale SA
6.221% due 06/15/2033 •		6,400	6,003
7.875% due 12/18/2023 •(g)(h)		1,700	1,687
Spirit Realty LP
3.200% due 02/15/2031		4,300	3,443
4.450% due 09/15/2026		1,300	1,243
Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	964
3.603% due 01/12/2033 •		3,600	2,717
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,100	2,373
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	956
STORE Capital Corp. 2.750% due 11/18/2030		1,400	1,078
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		2,100	1,625
3.050% due 01/14/2042		10,000	7,032
Sunac China Holdings Ltd. 6.500% due 07/09/2023 ^(c)		4,200	932
SVB Financial Group 4.570% due 04/29/2033 •		3,200	2,840
Synchrony Financial 2.875% due 10/28/2031		3,800	2,846
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	329
6.850% due 12/16/2039		371	410
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	731	798
5.661% due 10/13/2041		48	54
5.744% due 04/13/2040		92	104
7.623% due 07/13/2039		2,970	3,869
Travelers Cos., Inc. 4.050% due 03/07/2048		$1,000	809
Trust Fibra Uno
6.390% due 01/15/2050		900	728
6.950% due 01/30/2044		5,300	4,609
UBS Group AG
3.179% due 02/11/2043 •		1,400	967
4.375% due 02/10/2031 •(g)		3,900	2,973
4.875% due 02/12/2027 •(g)		6,400	5,440
UDR, Inc. 4.400% due 01/26/2029		700	656
UniCredit SpA
5.459% due 06/30/2035 •		3,400	2,769
6.625% due 06/03/2023 •(g)(h)	EUR	2,200	2,283
7.296% due 04/02/2034 •		$1,400	1,286
7.830% due 12/04/2023		6,900	6,973
Unum Group 4.500% due 12/15/2049		3,100	2,210
Ventas Realty LP 4.875% due 04/15/2049		500	417
VICI Properties LP
3.875% due 02/15/2029		2,800	2,458
4.500% due 01/15/2028		400	369
5.625% due 05/15/2052		2,000	1,772
5.750% due 02/01/2027		1,900	1,855
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	388
5.700% due 07/15/2043		630	587
WEA Finance LLC 3.750% due 09/17/2024		900	851
Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,792
3.350% due 03/02/2033 •		6,600	5,578
4.611% due 04/25/2053 •		11,300	9,627
4.650% due 11/04/2044		70	59
Wells Fargo Bank NA 6.600% due 01/15/2038		3,700	4,014
Welltower, Inc.
4.950% due 09/01/2048		2,950	2,441
5.125% due 03/15/2043		800	677
6.500% due 03/15/2041		925	925
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,314
6.950% due 10/01/2027		16,922	18,148
7.375% due 03/15/2032		681	755
Willis North America, Inc. 3.875% due 09/15/2049		725	518
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		1,600	58
7.500% due 02/17/2025 ^(c)		300	11

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

9.250% due 04/15/2023 ^(c)		300	11

			667,225

INDUSTRIALS 30.0%
7-Eleven, Inc. 2.800% due 02/10/2051		3,000	1,849
AbbVie, Inc.
4.050% due 11/21/2039		2,900	2,494
4.250% due 11/21/2049		4,000	3,340
4.400% due 11/06/2042		2,970	2,590
4.450% due 05/14/2046		7,000	6,050
4.700% due 05/14/2045		900	804
4.750% due 03/15/2045		3,000	2,709
4.850% due 06/15/2044		3,300	3,039
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,292
Activision Blizzard, Inc. 2.500% due 09/15/2050		6,900	4,268
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,800	1,379
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		761	586
AEP Transmission Co. LLC 4.250% due 09/15/2048		300	252
Aetna, Inc. 4.125% due 11/15/2042		25	21
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,686	1,608
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	1,682
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		6,200	4,760
Altice France SA 3.375% due 01/15/2028	EUR	2,200	1,783
Altria Group, Inc.
3.875% due 09/16/2046		$3,200	2,152
5.800% due 02/14/2039		4,100	3,796
Amazon.com, Inc. 2.700% due 06/03/2060		6,400	3,886
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,087	1,814
3.375% due 11/01/2028		3,129	2,616
3.650% due 08/15/2030		2,969	2,648
4.000% due 01/15/2027		349	303
Amgen, Inc.
2.800% due 08/15/2041		100	70
3.375% due 02/21/2050		10,700	7,487
4.563% due 06/15/2048		2,610	2,242
4.663% due 06/15/2051		5,053	4,374
4.875% due 03/01/2053		5,400	4,819
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030 (k)		600	521
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	9,482
4.900% due 02/01/2046		3,400	3,108
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	3,523
4.950% due 01/15/2042		5,600	5,278
Aptiv PLC
3.100% due 12/01/2051		3,500	2,082
4.150% due 05/01/2052		1,500	1,086
ArcelorMittal SA 6.800% due 11/29/2032		3,100	3,092
Arrow Electronics, Inc. 2.950% due 02/15/2032		1,500	1,186
Bacardi Ltd. 5.300% due 05/15/2048		3,600	3,226
BAE Systems PLC 3.000% due 09/15/2050		1,800	1,173
Baker Hughes Holdings LLC 4.080% due 12/15/2047		500	392
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	217
Bayer U.S. Finance LLC
4.400% due 07/15/2044 (k)		6,000	4,757
4.625% due 06/25/2038		1,800	1,573
4.700% due 07/15/2064		75	60
4.875% due 06/25/2048		3,400	2,948
Berry Global, Inc. 1.570% due 01/15/2026		1,400	1,249
Biogen, Inc. 3.250% due 02/15/2051		1,122	756
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,100	1,762

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Boeing Co.
3.625% due 02/01/2031	7,900	6,941
3.650% due 03/01/2047	800	540
5.705% due 05/01/2040	6,400	6,130
5.805% due 05/01/2050	5,700	5,314
5.930% due 05/01/2060	7,760	7,111
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	1,500	1,007
Boston Scientific Corp.
4.700% due 03/01/2049	1,516	1,364
6.750% due 11/15/2035	1,500	1,653
BP Capital Markets America, Inc. 3.060% due 06/17/2041	800	595
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	940
4.250% due 10/26/2049	630	545
British Airways Pass-Through Trust
3.300% due 06/15/2034	3,206	2,729
4.125% due 03/20/2033	2,218	1,852
Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,507
3.137% due 11/15/2035	1,728	1,276
3.187% due 11/15/2036	1,611	1,162
3.419% due 04/15/2033	7,649	6,154
3.469% due 04/15/2034	5,300	4,244
3.500% due 02/15/2041	5,300	3,782
4.150% due 11/15/2030	1,650	1,483
4.300% due 11/15/2032	3,500	3,095
4.926% due 05/15/2037	8,188	7,172
Canadian Pacific Railway Co. 6.125% due 09/15/2115	6,470	6,537
CDW LLC 3.569% due 12/01/2031	1,900	1,569
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	476	408
Cellnex Finance Co. SA 3.875% due 07/07/2041	600	411
Celulosa Arauco y Constitucion SA 5.500% due 11/02/2047	1,500	1,341
Centene Corp. 4.625% due 12/15/2029	1,900	1,741
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,039
5.375% due 03/15/2044	2,800	2,528
Champion Path Holdings Ltd. 4.850% due 01/27/2028	2,100	1,772
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,637
3.700% due 04/01/2051	11,000	6,728
3.850% due 04/01/2061	9,600	5,586
3.900% due 06/01/2052	3,800	2,400
4.400% due 12/01/2061	3,100	1,995
4.800% due 03/01/2050	5,000	3,649
5.250% due 04/01/2053	1,800	1,397
5.375% due 05/01/2047	5,100	4,021
5.750% due 04/01/2048	3,025	2,489
6.484% due 10/23/2045	80	72
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,009
3.700% due 11/15/2029	6,500	5,890
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,100	1,672
Children's Hospital Corp. 4.115% due 01/01/2047	25	21
Cigna Corp.
3.875% due 10/15/2047	115	90
4.900% due 12/15/2048	40	36
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	39
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	48
Comcast Corp.
2.937% due 11/01/2056	12,149	7,569
3.999% due 11/01/2049	25	20
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	6,148
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,017
5.250% due 11/15/2048	3,500	3,300
Continental Resources, Inc. 5.750% due 01/15/2031	2,200	2,052
Corning, Inc. 5.450% due 11/15/2079	1,000	869
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	844
4.500% due 08/01/2047	3,000	2,556

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

CoStar Group, Inc. 2.800% due 07/15/2030	800	655
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	3,146
CRH America, Inc. 5.125% due 05/18/2045	30	27
CSL Finanace PLC Co. 4.625% due 04/27/2042	900	813
CSN Resources SA
4.625% due 06/10/2031	1,900	1,507
5.875% due 04/08/2032	3,900	3,269
7.625% due 04/17/2026	974	974
CSX Corp.
3.800% due 11/01/2046	75	59
4.250% due 11/01/2066	20	16
CVS Health Corp.
4.780% due 03/25/2038	705	645
5.300% due 12/05/2043	6,700	6,291
CVS Pass-Through Trust
4.704% due 01/10/2036	1,354	1,218
7.507% due 01/10/2032	11,077	11,533
8.353% due 07/10/2031	240	262
Daimler Trucks Finance North America LLC 2.500% due 12/14/2031	1,200	933
DaVita, Inc. 4.625% due 06/01/2030	3,500	2,823
Dell International LLC
3.450% due 12/15/2051	10,600	6,528
6.020% due 06/15/2026	1,500	1,532
8.100% due 07/15/2036	3,778	4,248
8.350% due 07/15/2046	737	843
Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,847
4.750% due 10/20/2028	2,600	2,448
7.375% due 01/15/2026	2,262	2,315
Devon Energy Corp. 4.750% due 05/15/2042	2,390	2,033
Discovery Communications LLC 4.000% due 09/15/2055	3,000	1,813
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,552
Eastern Gas Transmission & Storage, Inc. 4.600% due 12/15/2044	1,200	991
eBay, Inc. 3.650% due 05/10/2051	2,900	2,091
Ecopetrol SA 7.375% due 09/18/2043	3,750	3,201
Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,229
4.650% due 01/15/2043	1,435	1,307
4.850% due 08/15/2054	85	71
5.100% due 01/15/2044	500	474
Embotelladora Andina SA 3.950% due 01/21/2050	800	595
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	470
Enbridge, Inc. 4.500% due 06/10/2044	271	227
Energy Transfer LP
5.000% due 05/15/2044	4,857	3,983
5.150% due 03/15/2045	11,100	9,234
5.250% due 04/15/2029	2,900	2,810
5.300% due 04/01/2044	1,400	1,188
5.350% due 05/15/2045	2,465	2,101
5.950% due 10/01/2043	50	46
6.125% due 12/15/2045	2,819	2,621
6.250% due 04/15/2049	700	654
6.500% due 02/01/2042	6,400	6,354
7.500% due 07/01/2038	3,004	3,203
Entergy Louisiana LLC 4.200% due 04/01/2050	4,200	3,433
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	4,825
4.850% due 03/15/2044	6,579	5,831
4.950% due 10/15/2054	830	696
5.950% due 02/01/2041	2,400	2,416
7.630% (US0003M + 2.986%) due 08/16/2077 ~	1,450	1,314
Expedia Group, Inc. 3.250% due 02/15/2030	5,000	4,252
Exxon Mobil Corp. 4.114% due 03/01/2046	90	77
Ferguson Finance PLC 3.250% due 06/02/2030	700	595
Fidelity National Information Services, Inc.
5.100% due 07/15/2032	1,500	1,449
5.625% due 07/15/2052	500	461

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Fiserv, Inc. 4.400% due 07/01/2049		1,355	1,106
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		7,300	5,715
Flex Ltd. 4.875% due 06/15/2029		2,000	1,886
Ford Foundation 2.815% due 06/01/2070		1,600	941
Fortune Star BVI Ltd. 6.850% due 07/02/2024		2,300	1,990
Fox Corp. 5.576% due 01/25/2049		2,425	2,175
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		1,800	1,324
GATX Corp. 4.500% due 03/30/2045		1,038	807
Gazprom PJSC Via Gaz Capital SA 3.125% due 11/17/2023	EUR	2,600	1,991
GE Capital Funding LLC 4.550% due 05/15/2032		$3,992	3,801
Gilead Sciences, Inc. 4.150% due 03/01/2047		3,465	2,879
Global Payments, Inc.
3.200% due 08/15/2029		1,200	1,023
4.150% due 08/15/2049		1,700	1,217
5.950% due 08/15/2052		300	273
GSK Consumer Healthcare Capital U.S. LLC 4.000% due 03/24/2052		1,000	785
HCA, Inc.
3.500% due 07/15/2051		4,900	3,163
4.375% due 03/15/2042		2,040	1,633
4.625% due 03/15/2052		3,100	2,427
5.125% due 06/15/2039		2,400	2,157
5.250% due 06/15/2049		2,600	2,227
Helmerich & Payne, Inc. 2.900% due 09/29/2031		3,950	3,216
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		3,600	2,821
Holcim Finance U.S. LLC 4.750% due 09/22/2046		1,421	1,163
Humana, Inc.
4.625% due 12/01/2042		40	35
4.800% due 03/15/2047		1,600	1,413
Hyatt Hotels Corp.
4.375% due 09/15/2028		800	733
6.000% due 04/23/2030		900	882
Imperial Brands Finance PLC
3.875% due 07/26/2029		6,700	5,744
6.125% due 07/27/2027		2,600	2,592
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,700	1,236
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		2,000	1,591
4.375% due 06/01/2047		800	625
5.000% due 09/26/2048		5,800	4,952
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,212	998
Johnson Controls, Inc.
4.950% due 07/02/2064		20	17
5.700% due 03/01/2041		55	48
Kaiser Foundation Hospitals 4.150% due 05/01/2047		520	443
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		40	33
6.950% due 01/15/2038		270	287
7.400% due 03/15/2031		100	109
Kinder Morgan, Inc.
6.950% due 06/01/2028		3,795	3,744
7.420% due 02/15/2037		2,980	3,076
8.050% due 10/15/2030		3,825	4,159
Laboratory Corp. of America Holdings 4.700% due 02/01/2045		1,900	1,637
Las Vegas Sands Corp.
2.900% due 06/25/2025		2,400	2,208
3.200% due 08/08/2024		200	189
3.900% due 08/08/2029		4,400	3,716
Legacy LifePoint Health LLC 4.375% due 02/15/2027		100	85
Leidos, Inc. 4.375% due 05/15/2030		250	226
Lenovo Group Ltd. 3.421% due 11/02/2030		1,600	1,271
Lockheed Martin Corp. 4.300% due 06/15/2062		5,000	4,231
Lowe's Cos., Inc. 2.800% due 09/15/2041		2,700	1,848

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	1,857
Marriott International, Inc.
3.500% due 10/15/2032	200	167
4.625% due 06/15/2030	5,300	4,958
5.000% due 10/15/2027	8,800	8,698
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	3,227
Masco Corp. 4.500% due 05/15/2047	2,200	1,730
McDonald's Corp.
4.450% due 09/01/2048	25	22
4.875% due 12/09/2045	85	79
MDC Holdings, Inc. 3.966% due 08/06/2061	500	281
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	10,194
5.250% due 04/26/2026	2,100	1,851
5.375% due 12/04/2029	1,900	1,528
5.625% due 07/17/2027	800	687
5.750% due 07/21/2028	1,700	1,424
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	34
MGM China Holdings Ltd.
4.750% due 02/01/2027	4,808	4,260
5.250% due 06/18/2025	1,700	1,601
5.875% due 05/15/2026	1,538	1,439
Micron Technology, Inc. 3.477% due 11/01/2051	7,300	4,563
Moody's Corp.
3.100% due 11/29/2061	4,000	2,537
4.875% due 12/17/2048	35	32
MPLX LP
4.500% due 04/15/2038	25	21
4.900% due 04/15/2058	1,900	1,498
5.200% due 12/01/2047	60	51
Netflix, Inc.
4.875% due 04/15/2028	1,700	1,645
5.375% due 11/15/2029	700	680
New York & Presbyterian Hospital 4.063% due 08/01/2056	45	36
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	3,225	2,953
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	7,100	6,449
4.810% due 09/17/2030	700	596
Northern Natural Gas Co. 4.300% due 01/15/2049	5,000	4,000
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,795
4.260% due 11/01/2047	30	24
Novartis Capital Corp. 4.400% due 05/06/2044	35	33
NVR, Inc. 3.000% due 05/15/2030	3,600	3,030
NXP BV
3.400% due 05/01/2030	1,000	866
4.300% due 06/18/2029	4,000	3,738
5.550% due 12/01/2028	600	600
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (e)(g)	1,253	3
ONE Gas, Inc.
4.500% due 11/01/2048	20	16
4.658% due 02/01/2044	50	43
ONEOK Partners LP 6.125% due 02/01/2041	7,125	6,751
Oracle Corp.
3.600% due 04/01/2050	8,191	5,549
3.650% due 03/25/2041 (i)	5,700	4,229
3.850% due 04/01/2060	10,715	7,167
3.950% due 03/25/2051 (i)	8,600	6,165
4.100% due 03/25/2061 (i)	8,500	5,939
4.375% due 05/15/2055	1,100	837
Owens Corning
4.300% due 07/15/2047	3,018	2,335
4.400% due 01/30/2048	700	545
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	6,600	5,862
PayPal Holdings, Inc. 5.050% due 06/01/2052	2,500	2,277
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	1,984
5.750% due 11/17/2032	7,500	7,669
Pioneer Natural Resources Co. 7.200% due 01/15/2028	17,016	18,049

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Prosus NV
3.680% due 01/21/2030		1,000	834
3.832% due 02/08/2051		2,700	1,641
4.987% due 01/19/2052		400	284
Quanta Services, Inc. 3.050% due 10/01/2041		4,000	2,642
QVC, Inc. 5.950% due 03/15/2043		2,565	1,272
Raytheon Technologies Corp.
4.050% due 05/04/2047		4,705	3,882
4.350% due 04/15/2047		700	599
4.450% due 11/16/2038		800	730
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		900	697
Reliance Industries Ltd.
3.625% due 01/12/2052		500	329
3.750% due 01/12/2062		2,900	1,884
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		1,800	1,730
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,284
6.150% due 09/15/2043		500	448
7.250% due 06/15/2037		660	678
Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	1,940
4.950% due 07/15/2029		3,000	2,701
Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,675
4.500% due 03/15/2042		1,800	1,474
4.550% due 03/15/2052		1,800	1,404
Rolls-Royce PLC
3.625% due 10/14/2025		1,300	1,203
5.750% due 10/15/2027	GBP	100	111
Royalty Pharma PLC 3.550% due 09/02/2050		$4,300	2,765
S&P Global, Inc. 3.250% due 12/01/2049		5,300	3,815
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	753
4.500% due 05/15/2030		7,200	6,691
Sands China Ltd. 5.900% due 08/08/2028		400	375
Santos Finance Ltd. 3.649% due 04/29/2031		4,500	3,581
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	3,415
Southern Co.
3.750% due 09/15/2051 •		5,000	4,050
4.250% due 07/01/2036		3,640	3,199
4.400% due 07/01/2046		35	29
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	53
7.350% due 02/15/2031		1,400	1,472
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,390
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	7,119
7.500% due 04/15/2025		2,400	2,377
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		183	164
Starbucks Corp. 4.500% due 11/15/2048		40	35
Studio City Co. Ltd. 7.000% due 02/15/2027		4,800	4,496
Sutter Health
3.161% due 08/15/2040		350	263
3.361% due 08/15/2050		400	273
Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,396
7.000% due 03/16/2047		1,840	1,840
Syneos Health, Inc. 3.625% due 01/15/2029		900	718
T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	3,157
3.400% due 10/15/2052		10,900	7,373
3.500% due 04/15/2031		200	173
3.600% due 11/15/2060		11,300	7,513
3.875% due 04/15/2030		6,695	6,080
5.650% due 01/15/2053		4,200	4,089
Targa Resources Corp. 4.950% due 04/15/2052		500	398
Target Corp. 4.500% due 09/15/2032		550	536
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,140

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	2,704
Tencent Holdings Ltd.
2.390% due 06/03/2030		1,800	1,468
3.240% due 06/03/2050		2,700	1,712
3.290% due 06/03/2060		700	421
3.680% due 04/22/2041		2,600	1,916
3.840% due 04/22/2051		5,800	4,120
3.925% due 01/19/2038		400	319
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	2,939
8.375% due 06/15/2032		1,275	1,457
Time Warner Cable LLC
4.500% due 09/15/2042		820	603
5.250% due 07/15/2042	GBP	800	780
5.500% due 09/01/2041		$6,225	5,189
5.875% due 11/15/2040		4,520	3,955
6.550% due 05/01/2037		1,400	1,338
6.750% due 06/15/2039		4,984	4,739
7.300% due 07/01/2038		6,900	6,871
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,302
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	3,864
7.625% due 01/15/2039		1,925	2,210
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	3,711
Travel & Leisure Co. 4.625% due 03/01/2030		2,200	1,828
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	599
Unigel Luxembourg SA 8.750% due 10/01/2026		2,200	2,191
Union Pacific Corp. 3.875% due 02/01/2055		35	28
United Airlines Pass-Through Trust
2.700% due 11/01/2033		6,015	4,870
3.100% due 01/07/2030		442	399
3.450% due 01/07/2030		3,607	3,044
4.000% due 10/11/2027		471	438
4.150% due 02/25/2033		1,933	1,715
4.300% due 02/15/2027		42	39
4.550% due 02/25/2033		3,409	2,875
5.875% due 04/15/2029		2,845	2,809
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	135
3.875% due 08/15/2059		7,100	5,595
University of Southern California 5.250% due 10/01/2111		40	39
Vale Overseas Ltd. 6.875% due 11/10/2039		1,300	1,373
Verisk Analytics, Inc. 3.625% due 05/15/2050		2,000	1,389
Viking Cruises Ltd. 13.000% due 05/15/2025		1,200	1,268
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		754	4
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	1,981
VMware, Inc.
2.200% due 08/15/2031		$5,900	4,491
3.900% due 08/21/2027		400	374
4.700% due 05/15/2030		2,100	1,958
Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	3,873
5.391% due 03/15/2062		11,000	8,074
Waste Connections, Inc. 4.200% due 01/15/2033		4,200	3,914
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	516
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,397
5.100% due 09/15/2045		400	352
6.300% due 04/15/2040		1,900	1,949
Woodside Finance Ltd.
3.650% due 03/05/2025		100	96
3.700% due 09/15/2026		1,300	1,217
3.700% due 03/15/2028		1,126	1,020
Workday, Inc. 3.800% due 04/01/2032 (k)		4,500	3,985
Wynn Macau Ltd.
5.500% due 10/01/2027		5,100	4,466
5.625% due 08/26/2028		3,850	3,297
Yara International ASA
3.148% due 06/04/2030		100	80
4.750% due 06/01/2028		1,100	1,014

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Yellowstone Energy LP 5.750% due 12/31/2026 «	883	887
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	205	171
4.450% due 08/15/2045	2,397	1,895

		895,694

UTILITIES 13.7%
AEP Texas, Inc.
2.100% due 07/01/2030	700	569
4.150% due 05/01/2049	1,600	1,257
Alabama Power Co.
3.450% due 10/01/2049	2,100	1,523
4.150% due 08/15/2044	35	29
Ameren Illinois Co. 3.250% due 03/15/2050	1,000	721
Appalachian Power Co. 4.500% due 08/01/2032	3,100	2,900
Arizona Public Service Co.
3.350% due 05/15/2050	1,500	991
3.500% due 12/01/2049	1,400	956
4.500% due 04/01/2042	700	579
AT&T, Inc.
3.500% due 09/15/2053	6,630	4,505
3.550% due 09/15/2055	15,089	10,136
3.650% due 06/01/2051	8,300	5,883
3.650% due 09/15/2059	34,318	23,129
3.800% due 12/01/2057	30,117	20,918
Atmos Energy Corp. 4.125% due 10/15/2044	25	21
Baltimore Gas & Electric Co. 3.200% due 09/15/2049	4,000	2,833
Berkshire Hathaway Energy Co. 5.150% due 11/15/2043	85	81
Black Hills Corp. 3.875% due 10/15/2049	1,900	1,349
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	922
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	1,853
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	339
Comision Federal de Electricidad 5.750% due 02/14/2042	55	45
Commonwealth Edison Co.
3.650% due 06/15/2046	55	42
4.000% due 03/01/2048	700	579
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	7,093
3.700% due 11/15/2059	1,700	1,231
4.500% due 05/15/2058	4,600	3,840
4.625% due 12/01/2054	40	34
4.650% due 12/01/2048	1,900	1,664
Constellation Energy Generation LLC 5.600% due 06/15/2042	2,195	2,125
Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,075
4.200% due 09/01/2052	3,100	2,670
Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,155
5.950% due 06/15/2035	35	35
DTE Electric Co. 4.050% due 05/15/2048	1,600	1,338
Duke Energy Carolinas LLC 3.950% due 03/15/2048	6,000	4,829
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,390
3.500% due 06/15/2051	11,400	7,966
3.950% due 08/15/2047	2,300	1,747
4.800% due 12/15/2045	85	75
Duke Energy Florida LLC
3.400% due 10/01/2046	55	40
4.200% due 07/15/2048	25	21
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	725
3.600% due 09/15/2047	900	678
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	556
E.ON International Finance BV 6.650% due 04/30/2038	600	608
Edison International 5.750% due 06/15/2027	1,400	1,407
Electricite de France SA 4.950% due 10/13/2045	2,150	1,739

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,629
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	2,654	2,459
Enel Finance America LLC 2.875% due 07/12/2041	9,750	5,885
Enel Finance International NV
4.750% due 05/25/2047	3,000	2,366
5.000% due 06/15/2032	2,000	1,807
5.500% due 06/15/2052	3,300	2,720
Entergy Corp. 3.750% due 06/15/2050	4,000	2,964
Exelon Corp. 5.625% due 06/15/2035	200	203
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	5,922
Florida Power & Light Co. 4.125% due 06/01/2048	120	103
Georgia Power Co.
3.250% due 03/15/2051	3,000	2,078
4.300% due 03/15/2042	80	69
4.750% due 09/01/2040	1,000	907
Greenko Dutch BV 3.850% due 03/29/2026	3,820	3,323
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025	1,700	1,604
Gulf Power Co. 4.550% due 10/01/2044	4,000	3,528
Indiana Michigan Power Co.
4.250% due 08/15/2048	20	16
4.550% due 03/15/2046	400	336
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,425
Jersey Central Power & Light Co. 6.150% due 06/01/2037	250	245
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	1,957
KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	2,000
MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,823
4.250% due 05/01/2046	3,450	2,937
4.250% due 07/15/2049	14,325	12,226
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,386
Monongahela Power Co. 5.400% due 12/15/2043	4,224	4,090
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,608
New England Power Co. 3.800% due 12/05/2047	6,300	4,814
New York State Electric & Gas Corp. 3.300% due 09/15/2049	500	338
NGPL PipeCo LLC 7.768% due 12/15/2037	800	836
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,035
5.783% due 09/16/2052	1,950	1,955
NiSource, Inc.
3.950% due 03/30/2048	1,245	972
4.375% due 05/15/2047	1,800	1,514
5.800% due 02/01/2042	300	282
NSTAR Electric Co. 4.950% due 09/15/2052	1,300	1,264
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	1,188	657
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	6,322	1,691
Ohio Power Co.
2.900% due 10/01/2051	2,700	1,769
4.000% due 06/01/2049	85	67
Oi SA 10.000% due 07/27/2025	1,400	242
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049	110	89
ONEOK, Inc. 5.200% due 07/15/2048	9,862	8,259
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,868
3.250% due 06/01/2031	1,500	1,223
3.300% due 08/01/2040	2,700	1,837
3.500% due 08/01/2050	7,850	4,906
3.750% due 07/01/2028	2,400	2,133
3.950% due 12/01/2047	4,800	3,273
4.000% due 12/01/2046	100	67
4.300% due 03/15/2045	1,600	1,140

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.500% due 07/01/2040	4,200	3,298
4.500% due 12/15/2041	2,900	2,058
4.550% due 07/01/2030	5,700	5,180
4.650% due 08/01/2028	1,300	1,198
4.750% due 02/15/2044	1,200	923
4.950% due 07/01/2050	4,200	3,272
5.250% due 03/01/2052	2,700	2,217
PacifiCorp
5.350% due 12/01/2053	5,000	4,980
6.000% due 01/15/2039	90	94
PECO Energy Co. 4.375% due 08/15/2052	5,700	5,047
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	4,000	2,870
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,953
3.640% due 11/01/2046	1,000	718
Puget Energy, Inc. 4.100% due 06/15/2030	500	448
Puget Sound Energy, Inc. 4.223% due 06/15/2048	2,700	2,201
Rio Oil Finance Trust
8.200% due 04/06/2028	3,916	3,973
9.250% due 07/06/2024	1,300	1,320
San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,741
3.750% due 06/01/2047	1,895	1,481
4.100% due 06/15/2049	1,578	1,293
4.150% due 05/15/2048	2,795	2,346
4.500% due 08/15/2040	2,700	2,442
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	5,298
Sempra Energy
4.000% due 02/01/2048	925	725
6.000% due 10/15/2039	2,935	2,979
Southern California Edison Co.
2.950% due 02/01/2051	900	580
3.600% due 02/01/2045	1,400	1,010
3.900% due 12/01/2041	3,800	2,868
3.900% due 03/15/2043	8,500	6,584
4.000% due 04/01/2047	8,938	7,026
4.050% due 03/15/2042	2,000	1,600
4.125% due 03/01/2048	700	562
4.650% due 10/01/2043	2,300	1,998
4.875% due 03/01/2049	1,000	884
5.450% due 06/01/2052	3,100	2,978
5.625% due 02/01/2036	2,879	2,812
5.950% due 02/01/2038	1,500	1,520
6.050% due 03/15/2039	4,500	4,590
6.650% due 04/01/2029	1,000	1,034
Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,259
3.950% due 02/15/2050	3,500	2,733
5.125% due 11/15/2040	300	284
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	38
4.400% due 05/30/2047	3,400	2,710
Southern Power Co.
4.950% due 12/15/2046	85	73
5.150% due 09/15/2041	65	59
Southwest Gas Corp. 4.050% due 03/15/2032	1,580	1,392
Southwestern Electric Power Co.
3.250% due 11/01/2051	5,200	3,441
6.200% due 03/15/2040	8,200	8,362
Tampa Electric Co. 5.000% due 07/15/2052	3,900	3,580
Targa Resources Partners LP 4.000% due 01/15/2032	1,475	1,243
Verizon Communications, Inc.
2.850% due 09/03/2041	6,750	4,671
2.875% due 11/20/2050	3,000	1,894
2.987% due 10/30/2056	3,887	2,389
3.000% due 11/20/2060	21,700	13,017
4.862% due 08/21/2046	3,500	3,155
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,850	1,104
2.950% due 11/15/2051	9,900	6,551
3.800% due 09/15/2047	300	231
Vodafone Group PLC
4.375% due 02/19/2043	400	322
4.875% due 06/19/2049	1,980	1,664
5.125% due 06/04/2081 •	3,900	2,846
5.250% due 05/30/2048	9,650	8,546
Washington Gas Light Co. 3.650% due 09/15/2049	900	658

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Xcel Energy, Inc. 4.800% due 09/15/2041	40	35

		410,406

Total Corporate Bonds & Notes (Cost $2,472,646)		1,973,325

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.3%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	2,514
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,038
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	780
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	372
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	684

		7,388

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,789	10,593

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	460	455
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	68	69
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,175

		2,699

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	934

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	4,910	5,201
7.834% due 02/15/2041	4,990	6,110
8.084% due 02/15/2050	1,000	1,290

		12,601

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,226

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,363
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	35

		4,398

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,055	1,108

Total Municipal Bonds & Notes (Cost $51,423)		51,947

U.S. GOVERNMENT AGENCIES 8.3%
Ginnie Mae, TBA
2.000% due 02/01/2053	4,000	3,356
2.500% due 02/01/2053	8,900	7,722
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051	3,500	2,965
3.000% due 02/01/2053	14,200	12,476
3.500% due 02/01/2053	12,600	11,456
4.000% due 01/01/2053 - 03/01/2053	185,200	173,750
4.500% due 02/01/2053	14,500	13,959

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.000% due 01/01/2053 - 02/01/2053	21,900	21,582

Total U.S. Government Agencies (Cost $249,075)		247,266

U.S. TREASURY OBLIGATIONS 32.1%
U.S. Treasury Bonds
1.375% due 11/15/2040 (o)	1,270	826
1.750% due 08/15/2041 (m)	3,100	2,123
1.875% due 02/15/2041 (k)(m)	282,500	199,825
1.875% due 11/15/2051	152,359	96,552
2.000% due 11/15/2041 (k)(o)	142,400	101,746
2.250% due 05/15/2041 (o)	100,400	75,531
2.375% due 02/15/2042 (k)	37,400	28,574
2.375% due 05/15/2051 (m)(o)	20,604	14,789
2.500% due 02/15/2045 (o)	38,400	28,946
2.875% due 05/15/2052 (k)	102,961	82,530
3.000% due 08/15/2048 (k)(m)(o)	160,500	131,886
3.125% due 08/15/2044 (m)(o)	8,200	6,937
3.250% due 05/15/2042 (m)(o)	23,786	20,865
3.375% due 08/15/2042 (k)	55,600	49,710
4.000% due 11/15/2042 (a)	72,700	71,200
U.S. Treasury Notes
4.125% due 11/15/2032 (k)	43,900	44,809

Total U.S. Treasury Obligations (Cost $1,216,994)		956,849

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Funding Trust
5.500% due 01/25/2036	54	54
5.750% due 03/25/2036	86	71
Bear Stearns Adjustable Rate Mortgage Trust 3.887% due 11/25/2034 ~	463	442
Bear Stearns ALT-A Trust 3.243% due 11/25/2034 ~	19	17
BX Trust 5.217% due 10/15/2036 ~	5,000	4,765
Chase Mortgage Finance Trust 3.915% due 12/25/2037 ^~	147	125
Countrywide Alternative Loan Trust 5.049% due 09/25/2035 •	197	149
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.529% due 07/25/2047 •	133	117
GSMPS Mortgage Loan Trust 4.739% due 03/25/2035 •	632	596
IndyMac INDX Mortgage Loan Trust 4.989% due 07/25/2035 •	262	213
JP Morgan Mortgage Trust 3.062% due 11/25/2033 ~	6	6
Merrill Lynch Mortgage Investors Trust 3.011% due 05/25/2033 ~	5	5
NAAC Reperforming Loan REMIC Trust 4.839% due 02/25/2035 ^•	902	793
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	6,227	5,704
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.038% due 08/25/2035 ~	39	38
5.459% due 02/25/2035 ~	322	315
Residential Accredit Loans, Inc. Trust 3.430% due 02/25/2035 ^~	418	340
Residential Funding Mortgage Securities, Inc. Trust 4.307% due 02/25/2036 ^~	196	168
Sequoia Mortgage Trust 5.235% due 05/20/2034 ~	365	339
Structured Adjustable Rate Mortgage Loan Trust 3.887% due 03/25/2034 ~	7	7
Towd Point Mortgage Trust 5.389% due 05/25/2058 ~	335	333
WaMu Mortgage Pass-Through Certificates Trust
1.989% due 11/25/2041 ~	137	119
5.269% due 07/25/2044 •	137	125

Total Non-Agency Mortgage-Backed Securities (Cost $15,378)		14,841

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp. Home Equity Loan Trust 5.184% due 01/25/2035 •	752	682
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	2,063	1,410
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.259% due 07/25/2034 ~	141	138
Asset-Backed Securities Corp. Home Equity Loan Trust 5.349% due 07/25/2035 •	247	246
Bayview Financial Acquisition Trust 6.601% due 05/28/2037 þ	2	2

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Bear Stearns Asset-Backed Securities Trust
5.019% due 12/25/2035 •		240	239
5.129% due 01/25/2034 •		3	3
BPCRE Holder LLC 6.725% due 01/16/2037 •		3,000	2,960
ECAF Ltd. 4.947% due 06/15/2040		2,428	1,530
JP Morgan Mortgage Acquisition Corp. 5.109% due 12/25/2035 ~		1,040	1,031
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		864	665
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		2,265	1,795
MAPS Ltd. 4.212% due 05/15/2043		1,045	934
METAL LLC 4.581% due 10/15/2042		2,042	1,073
MF1 Ltd. 5.176% due 02/19/2037 ~		3,000	2,890
OZLM Ltd. 5.293% due 04/20/2031 ~		7,500	7,341
RAAC Trust 5.149% due 10/25/2046 ~		74	70
RBSSP Resecuritization Trust 4.176% due 11/26/2036 ~		286	279
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		1,512	1,175
Saxon Asset Securities Trust 2.047% due 03/25/2035 ^•		162	157
SLM Student Loan Trust 5.858% due 04/25/2023 ~		1,672	1,657
Start Ltd. 4.089% due 03/15/2044		638	545
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	2,859

Total Asset-Backed Securities (Cost $33,529)			29,681

SOVEREIGN ISSUES 2.8%
Argentina Government International Bond
1.000% due 07/09/2029		253	68
1.500% due 07/09/2046 þ		172	44
3.500% due 07/09/2041 þ		16,048	4,602
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	4,094
Chile Government International Bond
3.860% due 06/21/2047		$40	31
4.000% due 01/31/2052		600	465
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,815
3.875% due 04/16/2050		3,400	2,893
Mexico Government International Bond 3.771% due 05/24/2061		11,900	7,560
Panama Government International Bond 4.500% due 05/15/2047		35	27
Peru Government International Bond
5.940% due 02/12/2029	PEN	39,400	9,527
8.200% due 08/12/2026		64,680	17,842
Qatar Government International Bond
3.750% due 04/16/2030		$1,500	1,456
4.817% due 03/14/2049		1,000	975
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	823
2.875% due 04/13/2042		1,100	662
3.750% due 02/07/2034		400	321
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$400	140
4.750% due 05/27/2026 ^(c)		600	210
5.250% due 06/23/2047 ^(c)		1,000	370
5.625% due 04/04/2042 ^(c)		200	127
Saudi Government International Bond 3.450% due 02/02/2061		12,000	8,627
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	10,000	503
8.875% due 02/28/2035		80,000	3,972
10.500% due 12/21/2026		241,300	15,014

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Ukraine Government International Bond 7.375% due 09/25/2034 ^(c)	$1,000	192

Total Sovereign Issues (Cost $110,221)		82,360

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Westmoreland Mining Holdings «(d)(i)	32,402	243

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	182,295	0

Total Common Stocks (Cost $1,265)		243

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	874	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	8,823	2

Total Warrants (Cost $138)		2

PREFERRED SECURITIES 4.9%
BANKING & FINANCE 3.7%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	40,000	3,994
American AgCredit Corp. 5.250% due 06/15/2026 •(g)	11,000,000	9,300
American Express Co. 3.550% due 09/15/2026 •(g)	2,000,000	1,647
Bank of America Corp.
4.375% due 01/27/2027 •(g)	4,600,000	3,922
5.125% due 06/20/2024 •(g)	1,100,000	1,027
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)	6,400,000	5,553
Charles Schwab Corp.
4.000% due 12/01/2030 •(g)	9,000,000	7,174
5.000% due 06/01/2027 •(g)	1,900,000	1,757
5.000% due 12/01/2027 •(g)	2,500,000	2,091
Citigroup, Inc.
4.700% due 01/30/2025 •(g)	4,800,000	4,008
5.000% due 09/12/2024 •(g)	3,000,000	2,684
5.950% due 05/15/2025 •(g)	2,000,000	1,831
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(g)	3,200,000	2,600
5.650% due 10/06/2025 •(g)	150,000	145
CoBank ACB
4.250% due 01/01/2027 •(g)	3,500,000	2,990
6.250% due 10/01/2026 •(g)	3,700,000	3,600
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)	4,500,000	3,611
Discover Financial Services
5.500% due 10/30/2027 •(g)	1,500,000	1,203
6.125% due 06/23/2025 •(g)	5,200,000	5,064
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(g)	4,400,000	3,568
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(g)	400,000	495
HSBC Capital Funding LP 10.176% due 06/30/2030 •(g)	2,600,000	3,133
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)	5,200,000	4,433
4.000% due 04/01/2025 •(g)	5,800,000	4,965
4.200% due 09/01/2026 (g)	75,000	1,309
4.625% due 06/01/2026 (g)	111,000	2,091
5.000% due 08/01/2024 •(g)	277,000	255
6.125% due 04/30/2024 •(g)	6,877,000	6,735
Morgan Stanley 6.500% due 10/15/2027 (g)	99,100	2,502
Nationwide Building Society 10.250% ~	6,800	1,030
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(g)	3,400,000	2,696
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	22,800	549

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)	6,822,950	7,024
Truist Financial Corp. 5.100% due 03/01/2030 •(g)	1,200,000	1,117
U.S. Bancorp 5.300% due 04/15/2027 •(g)	3,600,000	3,141
Wells Fargo & Co. 4.750% due 03/15/2025 (g)	98,700	1,808

		111,052

INDUSTRIALS 1.0%
Energy Transfer LP
6.500% due 11/15/2026 •(g)	2,500,000	2,177
6.750% due 05/15/2025 •(g)	1,500,000	1,303
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(g)(k)	24,300,000	24,102

		27,582

UTILITIES 0.2%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	2,200,000	2,071
Edison International 5.000% due 12/15/2026 •(g)	1,900,000	1,608
Sempra Energy 4.875% due 10/15/2025 •(g)	3,000,000	2,786

		6,465

Total Preferred Securities (Cost $163,968)		145,099

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (j) 1.3%		40,166

U.S. TREASURY BILLS 0.0%
4.148% due 03/02/2023 (e)(f)(o)	$414	411

Total Short-Term Instruments (Cost $40,577)		40,577

Total Investments in Securities (Cost $4,435,758)		3,617,063

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	592,885	5,760

Total Short-Term Instruments (Cost $5,758)		5,760

Total Investments in Affiliates (Cost $5,758)		5,760

Total Investments 121.4% (Cost $4,441,516)		$3,622,823
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $14,008)		(6,741)
Other Assets and Liabilities, net (21.2)%		(631,366)

Net Assets 100.0%		$2,984,716

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 3.057% due 01/25/2033	01/18/2022	$2,500	$2,024	0.07%
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 02/01/2021	5,896	4,338	0.14
Flourish Century 6.600% due 02/04/2049	08/25/2021	4,826	543	0.02
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	9,839	6,454	0.21
Oracle Corp. 3.650% due 03/25/2041	03/22/2021	5,664	4,229	0.14
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	8,585	6,165	0.21
Oracle Corp. 4.100% due 03/25/2061	03/22/2021	8,484	5,939	0.20
Westmoreland Mining Holdings	12/08/2014	944	243	0.01

$46,738	$29,935	1.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$40,166	U.S. Treasury Bills 0.000% due 06/29/2023	$(40,969)	$40,166	$40,170

Total Repurchase Agreements	$(40,969)	$40,166	$40,170

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.520%	12/16/2022	TBD(3)	$(4,809)	$(4,820)
BSN	4.150	11/03/2022	01/04/2023	(129,893)	(130,806)
4.150	12/07/2022	01/04/2023	(21,719)	(21,787)
JPS	4.120	11/09/2022	01/09/2023	(21,563)	(21,698)
4.150	12/16/2022	02/03/2023	(2,629)	(2,635)
4.270	12/20/2022	01/03/2023	(31,425)	(31,477)
4.350	12/16/2022	02/03/2023	(14,522)	(14,553)
MEI	4.290	12/16/2022	01/06/2023	(383)	(384)
NXN	4.150	11/03/2022	01/04/2023	(114,605)	(115,411)
STR	4.330	01/03/2023	01/04/2023	(88,047)	(88,047)
4.370	12/30/2022	01/03/2023	(52,644)	(52,670)

Total Reverse Repurchase Agreements	$(484,288)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA	4.000%	01/01/2053	$73,800	$(70,328)	$(69,222)

Total Short Sales (2.3)%	$(70,328)	$(69,222)

(k)	Securities with an aggregate market value of $403,940 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(486,456) at a weighted average interest rate of 2.157%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2023	261	$62,043	$(3)	$0	$(16)
U.S. Treasury Long-Term Bond March Futures	03/2023	502	62,923	(104)	0	(78)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	98	13,163	(139)	0	(49)

$(246)	$0	$(143)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	195	$(46,542)	$51	$22	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	39	0	31	0	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	39	(238)	(200)	19	(41)
U.S. Treasury 5-Year Note March Futures	03/2023	1,126	(121,529)	350	97	0
U.S. Treasury 10-Year Note March Futures	03/2023	521	(58,507)	1,319	73	0
U.S. Ultra Treasury Note March Futures	03/2023	352	(41,635)	283	22	0

$1,834	$233	$(41)

Total Futures Contracts	$1,588	$233	$(184)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Toll Brothers Finance Corp.	(1.000)%	Quarterly	06/20/2024	1.006%	$3,800	$5	$(6)	$(1)	$2	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.891%	$1,100	$218	$(91)	$127	$0	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.956	2,000	(12)	17	5	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.967	1,600	21	(19)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	5,300	80	(78)	2	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.746	EUR	2,800	3	6	9	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	$200	2	(2)	0	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265	400	(3)	0	(3)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	1,000	(6)	(4)	(10)	1	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Boeing Co.	1.000	Quarterly	06/20/2027	1.357		1,100	(65)	50	(15)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.953	EUR	1,400	13	(10)	3	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.792		700	(8)	(23)	(31)	0	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.558		$4,500	119	(45)	74	0	(1)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	4.955		8,300	(43)	61	18	4	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.871		3,700	36	(17)	19	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.257		4,200	480	(363)	117	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	2.646		6,800	723	(417)	306	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	2.093		600	72	(54)	18	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.564		4,000	(63)	97	34	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801		1,900	22	(9)	13	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		300	3	(1)	2	0	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.156		3,600	611	(165)	446	0	(1)
Telefonica Emisiones SA	1.000	Quarterly	06/20/2026	0.891	EUR	3,200	57	(43)	14	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2028	1.445		2,800	27	(91)	(64)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009		$3,300	80	(80)	0	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.415	EUR	3,400	32	0	32	0	(2)

							$2,399	$(1,281)	$1,118	$13	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-29 5-Year Index		1.000%	Quarterly	06/20/2023		$765	$(15)	$16	$1	$0	$0
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		2,720	(126)	125	(1)	0	0
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		18,748	(852)	826	(26)	1	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		3,404	(123)	(39)	(162)	2	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		3,220	(116)	(8)	(124)	0	0
CDX.EM-38 5-Year Index		1.000	Quarterly	12/20/2027		1,200	(100)	30	(70)	0	0
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		379,200	1,289	2,838	4,127	6	0
CDX.IG-38 10-Year Index		1.000	Quarterly	06/20/2032		100	(1)	0	(1)	0	0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027		1,026,100	1,318	7,261	8,579	41	0
CDX.IG-39 10-Year Index		1.000	Quarterly	12/20/2032		15,600	(359)	151	(208)	0	(1)

							$915	$11,200	$12,115	$50	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	2,400	$734	$26	$760	$4	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,540,000	(32)	48	16	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		2,666,300	(18)	89	71	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		33,400	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$128,800	4,201	11,742	15,943	202	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	77,400	0	(480)	(480)	0	0
Pay	1-Year BRL-CDI	11.320	Maturity	01/02/2025		36,300	0	(200)	(200)	0	0
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027		44,000	0	(324)	(324)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		23,400	0	(169)	(169)	0	0
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027		152,000	0	315	315	1	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$33,300	(68)	(1,164)	(1,232)	0	(19)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	14,700	(54)	(1,305)	(1,359)	0	(33)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	6,700	(25)	(594)	(619)	0	(15)
Receive(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	50,000	5,100	1,575	6,675	264	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	3,500	602	168	770	36	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(3,267)	(3,207)	0	(62)
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023	132,900	0	(180)	(180)	0	(4)
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026	239,000	5	(1,284)	(1,279)	0	(31)
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026	159,800	(13)	(739)	(752)	0	(22)

$10,492	$4,262	$14,754	$508	$(201)

Total Swap Agreements	$13,811	$14,175	$27,986	$573	$(213)

(m)

Securities with an aggregate market value of $62,814 and cash of $5,107 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	$6,488	GBP	5,253	$0	$(137)
01/2023	ZAR	17,546	$987	0	(45)
02/2023	$4,029	CHF	3,815	117	0
02/2023	3,371	NOK	33,457	50	0
02/2023	ZAR	7,686	$429	0	(22)
03/2023	23,271	1,318	0	(44)
BPS	01/2023	$1,543	EUR	1,447	7	0
01/2023	736	ZAR	12,790	17	0
02/2023	411	IDR	6,464,492	6	0
02/2023	ZAR	12,891	$718	0	(38)
03/2023	$6,176	COP	30,224,118	0	(22)
03/2023	19	INR	1,569	0	0
03/2023	4,166	MXN	83,962	83	0
BRC	01/2023	1,083	EUR	1,019	8	0
01/2023	2,068	PEN	7,966	25	0
02/2023	2,090	CHF	1,961	40	0
CBK	01/2023	CLP	4,689,441	$5,271	0	(253)
01/2023	$3,385	BRL	17,763	0	(20)
01/2023	4,920	CLP	4,687,860	602	0
01/2023	ZAR	40,740	$2,325	0	(68)
02/2023	NOK	1,310	134	0	0
02/2023	$5,271	CLP	4,715,271	258	0
03/2023	2,099	MXN	41,169	0	(15)
03/2023	2,914	PEN	11,713	154	0
04/2023	2,611	10,443	116	0
05/2023	PEN	33,034	$8,195	0	(416)
08/2023	114,010	28,788	0	(713)
DUB	01/2023	HUF	1,452,164	3,212	0	(670)
GLM	01/2023	BRL	17,763	3,333	0	(31)
01/2023	CNH	985	142	0	(1)
01/2023	ZAR	7,852	439	0	(22)
03/2023	COP	30,224,118	6,268	114	0
03/2023	MXN	142,392	6,927	0	(280)
03/2023	$6,262	COP	30,224,118	0	(111)
04/2023	3,275	BRL	17,763	32	0
05/2023	6,430	PEN	25,662	257	0
05/2023	ZAR	1,806	$108	3	0
JPM	01/2023	GBP	21,039	25,405	0	(34)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

01/2023	$66	CNY	462	1	0
02/2023	709	IDR	11,165,647	12	0
02/2023	55	MXN	1,131	2	0
03/2023	119	CNY	826	1	0
03/2023	764	IDR	11,953,892	8	0
03/2023	430	MXN	8,540	2	0
MBC	01/2023	EUR	33,938	$35,570	0	(775)
01/2023	JPY	49,900	368	0	(12)
01/2023	PEN	5,730	1,497	0	(9)
01/2023	$114	AUD	170	2	0
02/2023	1,496	PEN	5,730	9	0
03/2023	464	IDR	7,255,397	5	0
05/2023	CNH	310	$46	1	0
MYI	01/2023	$3,615	AUD	5,384	51	0
03/2023	652	IDR	10,222,713	8	0
RBC	02/2023	5,113	NOK	51,015	103	0
03/2023	MXN	5,640	$282	0	(4)
SCX	01/2023	$2,006	PEN	7,711	21	0
02/2023	746	IDR	11,748,758	12	0
03/2023	PEN	22,370	$5,813	0	(44)
04/2023	ZAR	115,143	6,259	0	(461)
SOG	01/2023	8,330	470	0	(20)
UAG	01/2023	12,918	721	0	(38)
02/2023	$1,099	IDR	17,436,973	28	0
03/2023	ZAR	33,091	$1,851	0	(83)
09/2023	29,679	1,693	0	(19)

Total Forward Foreign Currency Contracts	$2,155	$(4,407)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	7,320	$834	$3,978
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	4,850	535	2,635

Total Purchased Options	$1,369	$6,613

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	5,600	$(10)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870%	01/23/2023	1,700	$(12)	$(5)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	1,700	(13)	(21)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/17/2023	3,100	(13)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	01/17/2023	3,100	(13)	(52)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	21,960	(815)	(6,769)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.610	01/17/2023	1,500	(14)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	01/17/2023	1,500	(14)	(43)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/12/2023	3,900	(22)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	01/12/2023	3,900	(22)	(33)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	7,100	(156)	(16)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	7,100	(156)	(448)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	9,200	(108)	(24)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	9,200	(127)	(302)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.740	01/19/2023	1,500	(13)	(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.180	01/19/2023	1,500	(13)		(34)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.175	03/15/2023	14,550	(526)		(4,485)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.070	01/23/2023	3,100	(15)		(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.520	01/23/2023	3,100	(15)		(37)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.600	01/17/2023	1,600	(12)		0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.050	01/17/2023	1,600	(12)		(58)

								$(2,091)		$(12,332)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			$101.891	01/05/2023		2,400	$(7)		$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			99.813	02/06/2023		3,200	(22)		(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053			101.813	02/06/2023		3,200	(20)		(7)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053			97.000	03/06/2023		6,800	(58)		(105)
	Put - OTC Fannie Mae 5.000% due 03/01/2053			98.766	03/06/2023		1,700	(14)		(23)
	Call - OTC Fannie Mae 5.000% due 03/01/2053			100.766	03/06/2023		1,700	(12)		(6)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053			101.859	01/05/2023		2,900	(9)		0

								$(142)		$(161)

Total Written Options								$(2,243)		$(12,494)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.806%	$3,400	$(91)	$108	$17	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	2,500	(30)	27	0	(3)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.891	1,700	19	(15)	4	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.773	5,800	70	(43)	27	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.692	2,600	(15)	31	16	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.588	1,600	(58)	12	0	(46)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.500	1,000	22	(8)	14	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.462	2,700	(27)	56	29	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.891	3,500	34	(25)	9	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	500	(5)	2	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.517	1,400	5	(18)	0	(13)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.806	400	(10)	12	2	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.336	700	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	2,400	(43)	56	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	2,800	(23)	43	20	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	3,000	(126)	87	0	(39)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.536	900	21	(5)	16	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	7,700	(122)	163	41	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	2,800	(37)	55	18	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	12,700	(237)	305	68	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	1,600	(13)	16	3	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.352	3,400	47	(14)	33	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.387	1,700	23	(3)	20	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.616	1,100	0	(15)	0	(15)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.189	3,400	66	(12)	54	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	2,400	(21)	38	17	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.846	300	(4)	5	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	4,000	11	(16)	0	(5)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	2,900	(10)	(11)	0	(21)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	5,900	(205)	128	0	(77)
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.692	1,800	0	11	11	0
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	7,550	(139)	179	40	0

$(904)	$1,157	$475	$(222)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$1,100	$128	$(80)	$48	$0
BRC	iTraxx Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	JPY	29,145	(1)	2	1	0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$1,600	166	(96)	70	0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	4,800	571	(361)	210	0
iTraxx Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	JPY	12,491	(1)	2	1	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$7,900	970	(625)	345	0
iTraxx Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	JPY	51,364	(1)	4	3	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$1,200	143	(91)	52	0

$1,975	$(1,245)	$730	$0

Total Swap Agreements	$1,071	$(88)	$1,205	$(222)

(o)

Securities with an aggregate market value of $6,433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$71,187	$3,686	$74,873
Corporate Bonds & Notes
Banking & Finance	0	666,682	543	667,225
Industrials	0	894,807	887	895,694
Utilities	0	410,406	0	410,406
Municipal Bonds & Notes
California	0	7,388	0	7,388
Georgia	0	10,593	0	10,593
Illinois	0	2,699	0	2,699
Indiana	0	934	0	934
Ohio	0	12,601	0	12,601
Pennsylvania	0	12,226	0	12,226
Texas	0	4,398	0	4,398
Washington	0	1,108	0	1,108
U.S. Government Agencies	0	247,266	0	247,266
U.S. Treasury Obligations	0	956,849	0	956,849
Non-Agency Mortgage-Backed Securities	0	14,841	0	14,841
Asset-Backed Securities	0	29,681	0	29,681
Sovereign Issues	0	82,360	0	82,360
Common Stocks
Industrials	0	0	243	243
Warrants
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	8,259	102,793	0	111,052
Industrials	0	27,582	0	27,582

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Utilities	0	6,465	0	6,465
Short-Term Instruments
Repurchase Agreements	0	40,166	0	40,166
U.S. Treasury Bills	0	411	0	411

	$8,261	$3,603,443	$5,359	$3,617,063
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,760	$0	$0	$5,760

Total Investments	$14,021	$3,603,443	$5,359	$3,622,823

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(69,222)	$0	$(69,222)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	787	0	806
Over the counter	0	9,973	0	9,973

	$19	$10,760	$0	$10,779
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(356)	0	(397)
Over the counter	0	(17,123)	0	(17,123)

	$(41)	$(17,479)	$0	$(17,520)

Total Financial Derivative Instruments	$(22)	$(6,719)	$0	$(6,741)

Totals	$13,999	$3,527,502	$5,359	$3,546,860

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Long-Term Real Return Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.3% ¤
CORPORATE BONDS & NOTES 1.9%
BANKING & FINANCE 1.9%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$10
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)	EUR	1,800	1,856
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	367	40
1.000% due 10/01/2050		27,430	2,891
1.000% due 10/01/2053		1,679	166
1.500% due 10/01/2053		4,627	498
NatWest Group PLC
4.519% due 06/25/2024 •		$200	198
6.274% (US0003M + 1.550%) due 06/25/2024 ~		300	300
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	91	10
1.500% due 10/01/2053		2,647	289
Nykredit Realkredit AS
0.500% due 10/01/2043		1,100	121
1.000% due 10/01/2050		17,937	1,903
1.000% due 10/01/2053		1,372	141
1.500% due 10/01/2053		10,204	1,109
Realkredit Danmark AS
1.000% due 10/01/2050		8,560	909
1.000% due 10/01/2053		2,441	251
1.500% due 10/01/2053		3,606	400
UniCredit SpA 7.830% due 12/04/2023		$1,300	1,314

			12,406

INDUSTRIALS 0.0%
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	199

Total Corporate Bonds & Notes (Cost $16,280)			12,605

U.S. GOVERNMENT AGENCIES 5.2%
Freddie Mac
1.280% due 05/15/2035 •		27	24
4.668% due 01/15/2047 •		1,049	1,012
4.669% due 09/25/2031 •		13	13
4.749% due 10/25/2029 ~		54	54
Ginnie Mae
3.858% due 08/20/2068 ~		1,469	1,429
4.986% (SOFR30A + 1.160%) due 11/20/2072 ~		1,000	1,011
Uniform Mortgage-Backed Security 4.000% due 07/01/2049		382	365
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053		2,900	2,548
4.000% due 01/01/2053		3,453	3,239
4.500% due 02/01/2053		11,700	11,263
5.000% due 02/01/2053		13,700	13,500

Total U.S. Government Agencies (Cost $34,609)			34,458

U.S. TREASURY OBLIGATIONS 103.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2030 (i)		347	312
0.125% due 02/15/2051		49,230	31,754
0.125% due 02/15/2052		54,703	35,482
0.250% due 07/15/2029 (i)(k)		910	834
0.250% due 02/15/2050		75,041	50,676
0.500% due 01/15/2028		4,228	3,978
0.625% due 07/15/2032 (g)(k)		5,641	5,172
0.625% due 02/15/2043 (g)		72,183	58,301
0.750% due 02/15/2042 (g)		88,664	74,290
0.750% due 02/15/2045 (g)		96,355	78,014
0.875% due 01/15/2029 (i)(k)		2,042	1,946
0.875% due 02/15/2047 (g)		73,441	60,278
1.000% due 02/15/2046		58,923	50,100
1.000% due 02/15/2048		40,771	34,357

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

1.000% due 02/15/2049		26,989	22,587
1.375% due 02/15/2044 (g)		98,572	91,636
2.125% due 02/15/2040		31,518	33,390
2.125% due 02/15/2041 (k)		53,515	56,739

Total U.S. Treasury Obligations (Cost $752,503)			689,846

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust 3.208% due 01/25/2036 ^~		19	17
Alliance Bancorp Trust 4.869% due 07/25/2037 •		129	106
Banc of America Funding Trust
2.470% due 03/20/2036 ~		50	45
3.775% due 01/20/2047 ~		1,690	1,432
4.679% due 07/25/2037 ~		715	658
Banc of America Mortgage Trust 3.854% due 11/25/2035 ^~		7	6
BCAP LLC Trust 4.829% due 05/25/2047 ^•		152	143
Bear Stearns Adjustable Rate Mortgage Trust
3.474% due 07/25/2036 ^~		13	12
3.845% due 02/25/2036 ^~		5	5
Bear Stearns ALT-A Trust
3.580% due 09/25/2047 ^~		1,799	945
3.729% due 09/25/2035 ^~		154	96
BX Trust 5.085% (TSFR1M + 0.749%) due 04/15/2039 ~		3,600	3,324
CIM Trust 5.016% due 02/25/2049 •		28	27
Citigroup Mortgage Loan Trust
3.410% due 12/25/2035 ^~		150	90
3.440% due 09/25/2035 •		3	3
3.463% due 03/25/2037 ^~		121	105
3.950% due 05/25/2035 •		5	5
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		103	84
3.435% due 02/25/2037 ^~		64	54
Countrywide Home Loan Mortgage Pass-Through Trust
5.512% due 02/20/2036 ^~		37	33
6.000% due 03/25/2037 ^		824	418
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		537	332
Downey Savings & Loan Association Mortgage Loan Trust 4.859% due 08/19/2045 •		47	39
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		26	11
GMAC Mortgage Corp. Loan Trust 3.600% due 11/19/2035 ~		43	35
Great Hall Mortgages PLC
3.675% due 03/18/2039 •	GBP	27	32
3.695% due 06/18/2038 ~		23	28
IndyMac INDA Mortgage Loan Trust 3.644% due 12/25/2036 ^~		$531	451
JP Morgan Chase Commercial Mortgage Securities Trust 5.768% due 12/15/2031 •		424	404
Merrill Lynch Mortgage Investors Trust 5.049% due 09/25/2029 •		53	49
MortgageIT Mortgage Loan Trust 4.889% due 09/25/2037 ~		323	285
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		195	183
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~		185	161
4.749% due 06/25/2046 •		149	35
Residential Asset Securitization Trust
4.789% due 05/25/2035 •		172	118
5.750% due 02/25/2036		862	663
5.750% due 03/25/2037 ^		106	35
6.500% due 06/25/2037		3,310	835
Structured Adjustable Rate Mortgage Loan Trust 3.688% due 07/25/2035 ^~		49	42
Structured Asset Mortgage Investments Trust 4.809% due 04/25/2036 •		4	4
Thornburg Mortgage Securities Trust 5.129% due 09/25/2034 ~		56	51
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	2,643	3,177
Towd Point Mortgage Trust 5.389% due 05/25/2058 ~		$77	77
Wachovia Mortgage Loan Trust LLC 4.182% due 10/20/2035 ~		20	18
WaMu Mortgage Pass-Through Certificates Trust
3.738% due 11/25/2036 ~		643	573
3.758% due 08/25/2036 ^~		31	28
4.124% due 09/25/2033 ~		22	20

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.929% due 12/25/2045 •		43	38
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		2,839	2,104
6.500% due 08/25/2035		10	8
Wells Fargo Mortgage-Backed Securities Trust
2.879% due 04/25/2036 ~		1,046	976
4.414% due 11/25/2037 ^~		45	38

Total Non-Agency Mortgage-Backed Securities (Cost $21,819)			18,458

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust 4.509% due 10/25/2036 ~		23	9
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.834% due 06/25/2033 ~		900	819
Barings CLO Ltd. 5.029% due 04/15/2031 •		2,900	2,844
BSPDF Issuer Ltd. 5.518% due 10/15/2036 •		3,500	3,350
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		2,800	2,666
Citigroup Mortgage Loan Trust
4.849% due 12/25/2036 ~		73	48
4.884% due 10/25/2036 ~		300	286
Countrywide Asset-Backed Certificates 4.889% due 03/25/2037 •		191	178
Countrywide Asset-Backed Certificates Trust
4.529% due 05/25/2035 •		14	14
4.529% due 07/25/2037 ~		14	13
4.579% due 11/25/2037 ~		979	894
4.639% due 02/25/2036 ~		1,804	1,622
5.129% due 08/25/2047 •		139	134
Credit-Based Asset Servicing & Securitization LLC 4.264% due 07/25/2037 •		485	324
Credit-Based Asset Servicing & Securitization Trust 4.509% due 11/25/2036 •		17	8
Ellington Loan Acquisition Trust 5.489% due 05/25/2037 •		754	725
Fremont Home Loan Trust 4.524% due 10/25/2036 ~		46	41
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •		2,579	2,540
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		207	124
GSAMP Trust 5.364% due 03/25/2035 ^~		220	200
Home Equity Asset Trust
3.826% due 02/25/2036 ~		1,840	1,770
5.244% due 08/25/2034 •		12	12
Home Equity Mortgage Loan Asset-Backed Trust 4.609% due 04/25/2037 •		83	64
IndyMac INDB Mortgage Loan Trust 4.529% due 07/25/2036 •		96	30
JP Morgan Mortgage Acquisition Corp. 4.899% due 02/25/2036 ^~		946	920
JP Morgan Mortgage Acquisition Trust 4.599% due 10/25/2036 ~		28	27
Lehman XS Trust
4.292% due 06/25/2036 þ		56	55
6.689% due 12/25/2037 ~		692	680
Long Beach Mortgage Loan Trust 4.629% due 08/25/2036 •		90	39
Man GLG Euro CLO DAC 2.248% due 01/15/2030 •	EUR	400	419
MASTR Specialized Loan Trust 6.189% due 07/25/2035 •		$1,417	1,390
MF1 Ltd.
5.419% due 10/16/2036 •		3,803	3,648
6.471% due 06/19/2037 •		2,900	2,859
Morgan Stanley ABS Capital, Inc. Trust 4.519% due 10/25/2036 ~		85	75
Morgan Stanley Mortgage Loan Trust 6.459% due 11/25/2036 ^~		653	252
Option One Mortgage Loan Trust 5.169% due 02/25/2035 •		357	338
OZLM Ltd. 5.665% due 10/30/2030 ~		3,264	3,218
Renaissance Home Equity Loan Trust 5.489% due 09/25/2037 •		400	190
Saxon Asset Securities Trust 4.679% due 09/25/2036 ~		3,000	2,742
Soundview Home Loan Trust
4.509% due 11/25/2036 •		271	78
4.569% due 07/25/2037 •		162	146
4.589% due 06/25/2037 •		345	249
4.949% due 05/25/2036 ~		114	109

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Starwood Commercial Mortgage Trust
5.520% due 07/15/2038 •		2,568	2,517
5.526% due 04/18/2038 ~		3,400	3,297
Symphony CLO Ltd. 4.961% due 07/14/2026 ~		42	42

Total Asset-Backed Securities (Cost $43,078)			42,005

SOVEREIGN ISSUES 7.2%
Australia Government International Bond 3.000% due 09/20/2025	AUD	2,522	1,812
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	876	714
France Government International Bond 0.100% due 07/25/2038 (c)	EUR	791	759
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		350	328
0.650% due 05/15/2026 (c)		4,600	4,766
1.300% due 05/15/2028 (c)		5,057	5,234
1.400% due 05/26/2025 (c)		13,742	14,523
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	443,393	3,495
0.100% due 03/10/2029 (c)		1,077,404	8,521
Mexico Government International Bond 4.500% due 11/22/2035 (c)	MXN	9,150	483
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	372	235
Peru Government International Bond 5.940% due 02/12/2029	PEN	200	48
Qatar Government International Bond 3.875% due 04/23/2023		$300	299
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	4,262	5,238
0.125% due 08/10/2041 (c)		890	1,015
1.250% due 11/22/2027 (c)		679	869

Total Sovereign Issues (Cost $52,890)			48,339

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		160,000	142

Total Preferred Securities (Cost $160)			142

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (f) 0.5%			3,149

U.S. TREASURY BILLS 0.1%
4.220% due 03/02/2023 (a)(b)(k)		$697	692

Total Short-Term Instruments (Cost $3,841)			3,841

Total Investments in Securities (Cost $925,180)			849,694

		SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III		4,553,218	44,239

Total Short-Term Instruments (Cost $44,241)			44,239

Total Investments in Affiliates (Cost $44,241)			44,239

Total Investments 133.9% (Cost $969,421)			$893,933
Financial Derivative Instruments (h)(j) (0.3)%(Cost or Premiums, net $605)			(2,047)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Other Assets and Liabilities, net (33.6)%	(224,388)

Net Assets 100.0%	$667,498

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	4.160%	12/08/2022	01/04/2023	$2,708	U.S. Treasury Inflation Protected Securities 1.375% due 02/15/2044	$(2,529)	$2,708	$2,716
FICC	1.900	12/30/2022	01/03/2023	441	U.S. Treasury Bills 0.000% due 06/29/2023	(450)	441	441

Total Repurchase Agreements	$(2,979)	$3,149	$3,157

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	4.160%	11/03/2022	01/04/2023	$(118,999)	$(119,838)
GRE	4.350	12/07/2022	01/05/2023	(15,594)	(15,645)
4.430	12/12/2022	01/05/2023	(10,500)	(10,529)
JPS	4.200	11/16/2022	01/10/2023	(5,123)	(5,152)
4.200	12/12/2022	01/10/2023	(43,214)	(43,324)
RCY	4.340	12/08/2022	01/05/2023	(7,133)	(7,155)

Total Reverse Repurchase Agreements	$(201,643)

(g)	Securities with an aggregate market value of $202,281 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(153,098) at a weighted average interest rate of 2.081%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	75	$19,467	$(662)	$6	$(4)
Euro-Bund March Futures	03/2023	128	18,214	(682)	36	(145)
U.S. Treasury 5-Year Note March Futures	03/2023	431	46,518	(385)	0	(37)
U.S. Treasury Long-Term Bond March Futures	03/2023	4	501	(3)	0	0

$(1,732)	$42	$(186)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2023	13	$(982)	$33	$1	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	7	0	6	0	0
Euro-Bobl March Futures	03/2023	78	(9,665)	313	36	(22)
Euro-BTP Italy Government Bond March Futures	03/2023	78	(8,776)	138	11	(10)
Euro-BTP March Futures	03/2023	170	(19,821)	871	204	(93)
Euro-Buxl 30-Year Bond March Futures	03/2023	33	(4,777)	867	124	(21)
Euro-Oat March Futures	03/2023	10	(1,363)	95	12	(7)
Euro-Schatz March Futures	03/2023	543	(61,276)	599	76	(32)
Gold 100 oz. February Futures	02/2023	16	(2,922)	(93)	0	0
Japan Government 10-Year Bond March Futures	03/2023	29	(32,142)	285	39	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	7	(43)	(36)	3	(7)
U.S. Treasury 2-Year Note March Futures	03/2023	122	(25,020)	40	19	0
U.S. Treasury 10-Year Note March Futures	03/2023	195	(21,898)	3	14	(14)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	44	(5,910)	53	22	0
U.S. Ultra Treasury Note March Futures	03/2023	250	(29,570)	45	16	0
United Kingdom Long Gilt March Futures	03/2023	5	(604)	39	2	(1)

$3,258	$579	$(207)

Total Futures Contracts	$1,526	$621	$(393)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.438%	$100	$(5)	$6	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,772	$(186)	$104	$(82)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,346	(510)	344	(166)	0	(1)

$(696)	$448	$(248)	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2042	GBP	1,400	$704	$24	$728	$3	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	8	7	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	9	8	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	51	36	5	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	46	50	0	(2)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	$1,000	0	83	83	1	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	2,500	0	206	206	4	0
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	200	0	(52)	(52)	0	(1)
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	500	0	(137)	(137)	0	(3)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032	EUR	13,000	(132)	(3,649)	(3,781)	0	(59)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032	13,400	(273)	(3,629)	(3,902)	0	(60)
Receive(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	15,200	1,639	390	2,029	80	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	2,100	130	936	1,066	16	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	2,200	1	1,113	1,114	17	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	4,500	281	1,996	2,277	35	0
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	3,600	8	108	116	5	0
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	3,900	(557)	(301)	(858)	0	(40)
Receive	CPTFEMU	3.520	Maturity	09/15/2024	7,400	(2)	(127)	(129)	0	(3)
Receive	CPTFEMU	3.850	Maturity	09/15/2024	2,500	0	(26)	(26)	0	(1)
Pay	CPTFEMU	2.975	Maturity	08/15/2027	2,100	8	17	25	6	0
Pay	CPTFEMU	2.359	Maturity	08/15/2030	2,000	13	70	83	7	0
Receive	CPTFEMU	1.380	Maturity	03/15/2031	8,700	(64)	(1,789)	(1,853)	0	(23)
Pay	CPTFEMU	2.600	Maturity	05/15/2032	1,600	8	58	66	5	0
Pay	CPTFEMU	2.720	Maturity	06/15/2032	1,400	(12)	31	19	4	0
Pay	CPTFEMU	2.470	Maturity	07/15/2032	1,000	0	38	38	3	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037	540	1	(33)	(32)	0	(1)
Receive	CPTFEMU	2.580	Maturity	03/15/2052	300	0	(25)	(25)	1	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052	900	(7)	(66)	(73)	2	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052	80	0	(9)	(9)	0	0
Receive	CPTFEMU	2.590	Maturity	12/15/2052	900	0	(10)	(10)	1	0
Receive	CPURNSA	5.185	Maturity	05/24/2023	2,000	0	7	7	0	(3)
Pay	CPURNSA	2.703	Maturity	05/25/2026	4,110	1	300	301	1	0
Receive	CPURNSA	1.998	Maturity	07/25/2029	2,300	2	(287)	(285)	0	0
Receive	CPURNSA	1.883	Maturity	11/20/2029	9,400	10	(1,302)	(1,292)	2	0
Pay	CPURNSA	2.311	Maturity	02/24/2031	3,700	4	383	387	0	0
Pay	CPURNSA	2.668	Maturity	05/14/2031	5,000	0	340	340	3	0
Pay	UKRPI	4.480	Maturity	09/15/2023	600	0	95	95	0	0
Receive	UKRPI	6.500	Maturity	03/15/2024	3,400	9	(246)	(237)	0	(1)
Receive	UKRPI	3.330	Maturity	01/15/2025	5,300	157	(1,175)	(1,018)	0	(4)
Pay	UKRPI	4.735	Maturity	12/15/2026	4,300	(38)	458	420	10	0
Receive	UKRPI	3.438	Maturity	01/15/2030	970	0	(204)	(204)	0	(4)
Receive	UKRPI	4.140	Maturity	10/15/2031	2,100	(25)	(240)	(265)	0	(13)
Pay	UKRPI	4.250	Maturity	11/15/2031	1,100	10	108	118	6	0
Pay	UKRPI	4.288	Maturity	02/15/2032	1,400	4	97	101	7	0
Pay	UKRPI	4.125	Maturity	09/15/2032	100	0	1	1	1	0
Pay	UKRPI	4.130	Maturity	09/15/2032	200	0	2	2	1	0
Pay	UKRPI	4.143	Maturity	10/15/2032	1,100	0	12	12	7	0
Receive	UKRPI	3.566	Maturity	03/15/2036	700	0	(143)	(143)	0	(6)
Receive	UKRPI	3.580	Maturity	03/15/2036	1,500	(8)	(294)	(302)	0	(12)

						$1,859	$(6,757)	$(4,898)	$235	$(236)

Total Swap Agreements						$1,158	$(6,303)	$(5,145)	$235	$(238)

(i)

Securities with an aggregate market value of $1,917 and cash of $3,718 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		01/2023		EUR	675	$712		$0		$(11)
BPS		01/2023			$523	EUR	491	2		0
		03/2023		MXN	5,835	$290		0		(6)
BRC		01/2023			$594	EUR	558	4		0
CBK		01/2023		BRL	536	$102		1		0
		01/2023		JPY	72,100	523		0		(27)
		01/2023		PEN	96	25		0		0
		01/2023			$1,155	EUR	1,087	9		0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

01/2023	25	PEN	96	0	0
GLM	01/2023	103	BRL	536	0	(2)
02/2023	BRL	536	$103	2	0
03/2023	MXN	3,316	161	0	(7)
JPM	01/2023	GBP	8,879	10,722	0	(14)
MBC	01/2023	AUD	75	50	0	(1)
01/2023	CAD	962	717	7	0
01/2023	DKK	60,435	8,492	0	(212)
01/2023	EUR	27,591	28,917	0	(630)
01/2023	JPY	869,892	6,390	0	(243)
01/2023	$1,228	EUR	1,160	14	0
MYI	01/2023	AUD	2,376	$1,596	0	(23)
01/2023	JPY	687,158	5,016	0	(223)
RBC	01/2023	AUD	27	18	0	0
SCX	01/2023	159	107	0	(1)
01/2023	NZD	370	230	0	(4)
01/2023	$99	PEN	382	1	0

Total Forward Foreign Currency Contracts	$40	$(1,404)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410%	02/02/2023	11,000	$55	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	17,900	98	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	1,800	112	400
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	3,400	36	2
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	19,100	117	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	10,800	55	0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	9,700	116	12
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	1,000	63	215

Total Purchased Options	$652	$629

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	200	$0	$0

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(410)	$(460)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0

$(442)	$(460)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558%	02/02/2023	2,400	$(55)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	3,900	(96)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	9,100	(115)	(590)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	1,900	(37)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	1,400	(31)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	1,400	(31)	(88)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	1,800	(21)	(5)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,800	(25)	(59)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	4,200	(116)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	2,400	(56)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	5,400	(118)	(16)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	4,700	(62)	(313)

$(763)	$(1,077)

Total Written Options	$(1,205)	$(1,537)

(k)

Securities with an aggregate market value of $957 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,406	$0	$12,406
Industrials	0	199	0	199
U.S. Government Agencies	0	34,458	0	34,458
U.S. Treasury Obligations	0	689,846	0	689,846
Non-Agency Mortgage-Backed Securities	0	18,458	0	18,458
Asset-Backed Securities	0	42,005	0	42,005
Sovereign Issues	0	48,339	0	48,339
Preferred Securities
Banking & Finance	0	142	0	142
Short-Term Instruments
Repurchase Agreements	0	3,149	0	3,149
U.S. Treasury Bills	0	692	0	692

$0	$849,694	$0	$849,694
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,239	$0	$0	$44,239

Total Investments	$44,239	$849,694	$0	$893,933

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	550	306	0	856
Over the counter	0	669	0	669

$550	$975	$0	$1,525
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(342)	(289)	0	(631)
Over the counter	0	(2,941)	0	(2,941)

$(342)	$(3,230)	$0	$(3,572)

Total Financial Derivative Instruments	$208	$(2,255)	$0	$(2,047)

Totals	$44,447	$847,439	$0	$891,886

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.1% ¤
CORPORATE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$3,846	$3,465

Total Corporate Bonds & Notes (Cost $3,846)		3,465

U.S. GOVERNMENT AGENCIES 16.0%
Fannie Mae
0.000% due 05/15/2030 (c)	13,282	9,764
2.888% due 06/01/2043 •	68	65
2.889% due 03/01/2044 •	66	63
3.031% due 12/01/2027 •	13	13
3.138% due 04/01/2028 •	5	5
3.500% due 06/25/2044	3,211	2,742
3.805% due 07/01/2035 •	7	7
3.821% due 07/25/2037 •	50	49
3.995% due 11/01/2034 •	19	19
4.000% due 09/25/2044 - 10/25/2044	7,676	7,261
4.250% due 04/25/2037	341	329
4.340% due 02/01/2028 •	1	1
4.440% due 05/01/2025 •	1	1
4.500% due 10/25/2023 - 06/25/2025	285	282
4.839% due 10/25/2030 •	1	1
5.289% due 04/25/2032 ~	6	6
5.625% due 04/17/2028	200	213
6.000% due 05/17/2027	49	50
6.500% due 11/25/2023 - 07/25/2031	272	281
6.750% due 06/25/2032	431	454
6.900% due 05/25/2023	1	1
7.000% due 05/25/2023 - 05/18/2027	197	198
9.000% due 06/01/2027	7	7
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	707
5.750% due 12/07/2028	500	540
Federal Housing Administration 7.430% due 01/01/2024 «	2	2
Freddie Mac
1.013% due 12/15/2042 ~	1,671	1,245
1.541% due 10/25/2023 ~	1	1
2.575% due 09/01/2027 •	4	4
3.131% due 10/01/2026 •	6	6
3.248% due 10/25/2044 •	911	908
3.448% due 07/25/2044 •	223	223
3.500% due 05/15/2042 - 01/15/2048	15,282	13,519
3.687% due 01/01/2028 •	9	9
4.000% due 07/15/2042	5,018	4,769
4.271% due 01/01/2028 •	6	6
4.317% due 10/25/2052 ~	6,558	6,196
4.500% due 02/15/2035 - 07/15/2035	672	642
4.508% (US0001M + 0.190%) due 10/15/2043 ~	1,533	1,482
4.718% due 01/15/2033 •	16	16
4.818% due 04/15/2029 - 12/15/2032 •	15	14
4.868% due 06/15/2031 ~	6	6
5.500% due 06/15/2035	7,250	7,557
6.000% due 05/15/2028 - 09/15/2029	9	9
6.250% due 09/15/2023	24	24
6.500% due 11/15/2023 - 10/25/2043	56	57
7.000% due 05/15/2023 - 01/15/2024	3	2
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 11/20/2025 - 10/20/2026 ~	1	1
1.750% due 10/20/2027 - 11/20/2027 •	15	15
2.000% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
2.000% due 10/20/2026 •	2	2
2.625% (H15T1Y + 1.500%) due 03/20/2023 - 09/20/2026 ~	17	16
2.625% due 01/20/2027 - 01/20/2028 •	20	20
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	6	5
2.875% due 04/20/2027 - 05/20/2030 •	41	41
3.000% (H15T1Y + 1.500%) due 08/20/2026 ~	1	1
4.000% due 08/20/2044 - 09/20/2044	7,611	7,275
6.000% due 08/20/2033	707	717
6.500% due 08/20/2034 - 09/20/2034	4	5

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2022 (Unaudited)

Ginnie Mae, TBA
4.000% due 01/01/2053	8,000	7,571
4.500% due 01/01/2053	2,500	2,426
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	4,992
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (c)	7,400	5,381
U.S. Small Business Administration 5.240% due 08/01/2023	44	44
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	124	107
6.500% due 06/01/2026 - 08/01/2037	31	30
7.000% due 02/01/2038 - 03/01/2038	9	9
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2053	14,500	13,601
4.500% due 01/01/2053	12,600	12,128

Total U.S. Government Agencies (Cost $117,409)		114,144

U.S. TREASURY OBLIGATIONS 103.1%
U.S. Treasury Bonds
1.125% due 05/15/2040	42,900	26,873
1.125% due 08/15/2040	142,100	88,324
1.250% due 05/15/2050	95,170	51,252
1.375% due 11/15/2040 (h)	9,060	5,895
1.750% due 08/15/2041	111,400	76,289
1.875% due 02/15/2051	57,750	36,724
1.875% due 11/15/2051	80,520	51,026
2.000% due 11/15/2041 (f)	109,700	78,382
2.000% due 02/15/2050	310	205
2.000% due 08/15/2051	33,400	21,881
2.250% due 02/15/2052	4,500	3,131
2.375% due 02/15/2042 (f)	36,000	27,504
2.375% due 05/15/2051 (j)	2,400	1,723
2.500% due 05/15/2046 (h)	2,028	1,515
2.875% due 05/15/2052 (f)	20,400	16,352
3.000% due 11/15/2045 (h)	680	560
3.000% due 08/15/2052 (f)	100,900	83,164
3.250% due 05/15/2042	22,800	20,000
3.375% due 08/15/2042 (f)	95,200	85,115
4.000% due 11/15/2042 (b)(f)	40,400	39,567
4.000% due 11/15/2052	11,500	11,520
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032	9,026	8,274

Total U.S. Treasury Obligations (Cost $972,293)		735,276

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Ashford Hospitality Trust
5.218% due 04/15/2035 •	303	293
5.318% due 06/15/2035 ~	400	386
Atrium Hotel Portfolio Trust
5.268% due 06/15/2035 ~	200	193
5.498% due 12/15/2036 •	700	682
BAMLL Commercial Mortgage Securities Trust
5.168% due 09/15/2034 •	300	295
5.368% due 04/15/2036 ~	2,200	2,151
BANK 4.046% due 03/15/2061 ~	800	757
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	2	1
3.818% due 04/25/2033 ~	5	5
Bear Stearns ALT-A Trust 3.729% due 09/25/2035 ^~	201	125
Beast Mortgage Trust 5.368% due 03/15/2036 ~	200	189
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,179
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,448
3.815% due 04/10/2033 ~	2,600	2,207
Countrywide Alternative Loan Trust 4.809% due 05/25/2035 •	213	191
Countrywide Home Loan Mortgage Pass-Through Trust
4.969% due 04/25/2035 •	30	27
5.029% due 03/25/2035 •	288	232
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	20	19
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.139% due 07/25/2033 ~	31	30
DBGS Mortgage Trust 5.113% due 06/15/2033 ~	300	287
DBWF Mortgage Trust 5.469% due 12/19/2030 •	200	194
Extended Stay America Trust 5.398% due 07/15/2038 ~	1,660	1,614

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2022 (Unaudited)

HarborView Mortgage Loan Trust
3.482% due 07/19/2035 ^~	4	4
4.779% due 05/19/2035 ~	143	128
Hilton USA Trust 3.719% due 11/05/2038	2,130	1,932
Impac CMB Trust 4.889% due 10/25/2035 •	843	723
JP Morgan Mortgage Trust 3.453% due 07/25/2035 ~	40	39
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~	69	66
Morgan Stanley Capital Trust
5.218% due 07/15/2035 •	200	196
5.487% due 12/15/2023 •	1,800	1,726
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	152	142
2.750% due 11/25/2059 ~	986	903
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.189% due 10/25/2035 ~	770	470
Residential Accredit Loans, Inc. Trust
4.689% due 08/25/2035 •	153	115
6.000% due 06/25/2036 ^	362	287
Sequoia Mortgage Trust
5.039% due 10/19/2026 ~	3	3
5.053% due 07/20/2033 ~	96	87
Structured Adjustable Rate Mortgage Loan Trust 4.829% due 05/25/2037 •	445	387
Structured Asset Mortgage Investments Trust
4.829% due 05/25/2036 •	67	52
4.999% due 09/19/2032 ~	2	2
5.179% due 10/19/2033 ~	43	40
Tharaldson Hotel Portfolio Trust 5.268% due 11/11/2034 ~	162	158
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	758
WaMu Mortgage Pass-Through Certificates Trust
3.048% due 02/25/2046 ~	334	294
3.096% due 08/25/2046 •	188	144
3.448% due 06/25/2042 ~	5	4
4.909% due 11/25/2045 ~	13	11
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,377

Total Non-Agency Mortgage-Backed Securities (Cost $28,702)		25,553

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust 5.389% due 11/25/2042 •	177	173
Credit-Based Asset Servicing & Securitization Trust 4.509% due 11/25/2036 •	10	5
ECMC Group Student Loan Trust 5.139% due 02/27/2068 •	589	560
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	735
2.330% due 06/26/2028	1,200	1,054
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •	81	81
MASTR Asset-Backed Securities Trust 5.214% due 10/25/2034 ~	852	805
Merrill Lynch Mortgage Investors Trust 5.319% due 07/25/2035 ~	574	556
New Century Home Equity Loan Trust 5.124% due 06/25/2035 •	55	55
RAAC Trust 5.079% due 11/25/2036 ~	212	210
Ready Capital Mortgage Financing LLC 5.594% due 01/25/2037 •	1,100	1,074
SLM Student Loan Trust 4.958% due 10/25/2029 ~	414	411
Soundview Home Loan Trust 4.509% due 11/25/2036 •	136	39

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2022 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 3.816% due 10/25/2036 •	77	29

Total Asset-Backed Securities (Cost $6,272)		5,787

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (e) 2.1%		14,802

Total Short-Term Instruments (Cost $14,802)		14,802

Total Investments in Securities (Cost $1,143,324)		899,027

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,823	163

Total Short-Term Instruments (Cost $166)		163

Total Investments in Affiliates (Cost $166)		163

Total Investments 126.1% (Cost $1,143,490)		$899,190
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $(149))		(450)
Other Assets and Liabilities, net (26.0)%		(185,718)

Net Assets 100.0%		$713,022

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.190%	12/30/2022	01/03/2023	$12,800	U.S. Treasury Bonds 2.875% due 05/15/2049	$(13,019)	$12,800	$12,806
FICC	1.900	12/30/2022	01/03/2023	2,002	U.S. Treasury Bills 0.000% due 06/29/2023	(2,042)	2,002	2,002

Total Repurchase Agreements	$(15,061)	$14,802	$14,808

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	4.150%	11/03/2022	01/04/2023	$(18,012)	$(18,139)
CIB	4.140	12/01/2022	01/04/2023	(6,192)	(6,215)
4.400	01/04/2023	01/19/2023	(6,030)	(6,030)
JPS	4.120	11/09/2022	01/09/2023	(18,975)	(19,094)
4.140	11/09/2022	01/09/2023	(19,827)	(19,952)

Total Reverse Repurchase Agreements	$(69,430)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BPG	(1.500)%	12/30/2022	01/03/2023	$(39,649)	$(39,642)
UBS	4.120	11/15/2022	01/12/2023	(52,359)	(52,653)

Total Sale-Buyback Transactions	$(92,295)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.5)%
Uniform Mortgage-Backed Security, TBA	4.500%	01/01/2053	$12,800	$(12,438)	$(12,321)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2053	27,900	(27,023)	(26,859)

Total Short Sales (5.5)%	$(39,461)	$(39,180)

(f)	Securities with an aggregate market value of $157,355 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(109,600) at a weighted average interest rate of 2.129%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(54) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2023	486	$99,668	$80		$7	$(96)
U.S. Treasury 10-Year Note March Futures				03/2023	496	55,699	(546)		0	(164)

							$(466)		$7	$(260)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2023	1,339	$(144,518)	$372		$256	$0
U.S. Treasury Long-Term Bond March Futures				03/2023	210	(26,322)	133		174	0
U.S. Ultra Treasury Note March Futures				03/2023	708	(83,743)	1,187		321	0

							$1,692		$751	$0

Total Futures Contracts							$1,226		$758	$(260)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$35,100	$79	$(2,953)	$(2,874)	$0	$(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	2	(10)	9	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	6,700	(115)	1,796	1,681	31	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026	17,040	58	1,917	1,975	17	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	21,690	222	4,492	4,714	40	0
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	6,800	(25)	1,230	1,205	11	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	1,200	(106)	(388)	(494)	0	(5)

Total Swap Agreements						$101	$6,096	$6,197	$108	$(47)

(h)

Securities with an aggregate market value of $3,725 and cash of $2,064 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin liability of $(33) for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.330%	10/23/2023	7,900	$480	$1,645

Total Purchased Options								$480		$1,645

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	3.270%	01/23/2023	2,800	$(7)	$(2)
	Put - OTC 5-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	3.770	01/23/2023	2,800	(7)	(14)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2022 (Unaudited)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	38,300	(475)	(2,429)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	2,400	(6)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	2,400	(6)	(14)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	14,600	(45)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	14,600	(45)	(49)

$(591)	$(2,511)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.891	01/05/2023	5,500	$(16)	$0
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	4,300	(37)	(66)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	4,300	(32)	(11)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	1,900	(16)	(26)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	1,900	(14)	(7)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	8,200	(24)	0

$(139)	$(110)

Total Written Options	$(730)	$(2,621)

(j)

Securities with an aggregate market value of $640 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,465	$0	$3,465
U.S. Government Agencies	0	114,142	2	114,144
U.S. Treasury Obligations	0	735,276	0	735,276
Non-Agency Mortgage-Backed Securities	0	25,553	0	25,553
Asset-Backed Securities	0	5,787	0	5,787
Short-Term Instruments
Repurchase Agreements	0	14,802	0	14,802

$0	$899,025	$2	$899,027
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$163	$0	$0	$163

Total Investments	$163	$899,025	$2	$899,190

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(39,180)	$0	$(39,180)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	866	0	866
Over the counter	0	1,645	0	1,645

$0	$2,511	$0	$2,511
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(307)	0	(307)
Over the counter	0	(2,621)	0	(2,621)

$0	$(2,928)	$0	$(2,928)

Total Financial Derivative Instruments	$0	$(417)	$0	$(417)

Totals	$163	$859,428	$2	$859,593

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Low Duration Credit Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 52.6%
ABG Intermediate Holdings 2 LLC 7.923% due 12/21/2028		$1,443	$1,400
Adevinta ASA 7.480% (LIBOR03M + 2.750%) due 06/26/2028 ~		594	589
Advantage Sales & Marketing, Inc. 8.284% (LIBOR03M + 4.500%) due 10/28/2027 ~		944	784
AHP Health Partners, Inc. 7.884% (LIBOR01M + 3.500%) due 08/24/2028 ~		737	726
Air Canada 8.130% (LIBOR03M + 3.500%) due 08/11/2028 ~		25	25
Altice France SA 8.650% (LIBOR03M + 4.000%) due 08/14/2026 ~		213	199
AmSurg LLC TBD% due 04/29/2027 µ		31	30
AppLovin Corp. 9.500% (PRIME + 2.000%) due 10/25/2028 ~		1,190	1,134
Arches Buyer, Inc. 7.634% (LIBOR01M + 3.250%) due 12/06/2027 ~		853	792
Armor Holding LLC 9.541% due 12/11/2028		569	566
AssuredPartners, Inc. 7.823% due 02/12/2027		993	966
Asurion LLC 7.634% (LIBOR01M + 3.250%) due 12/23/2026 ~		609	544
Avantor Funding, Inc. 6.634% (LIBOR01M + 2.250%) due 11/08/2027 ~		824	821
Axalta Coating Systems U.S. Holdings, Inc. 7.506% due 12/20/2029		968	970
Barracuda Networks, Inc. 8.594% due 08/15/2029		100	97
BCP V Modular Services HoldingsLtd. 6.702% (EUR003M + 4.500%) due 12/15/2028 ~	EUR	2,000	2,003
Bingo Industries Ltd. 8.230% (LIBOR03M + 3.500%) due 07/14/2028 ~		$563	513
Birkenstock GmbH & Co. KG 7.690% (LIBOR03M + 3.250%) due 04/28/2028 ~		591	578
Brookfield Retail Holdings 6.923% due 08/27/2025		1,035	1,021
Buckeye Partners LP 6.634% (LIBOR01M + 2.250%) due 11/01/2026 ~		693	690
Caesars Resort Collection LLC 7.134% (LIBOR01M + 2.750%) due 12/23/2024 ~		1,410	1,409
Carnival Corp. 7.384% (LIBOR01M + 3.000%) due 06/30/2025 ~		1,747	1,680
Castlelake Aviation Ltd. 7.519% (LIBOR03M + 2.750%) due 10/22/2026 ~		1,282	1,273
CDK Global, Inc. 9.080% due 07/06/2029		1,650	1,638
Clarios Global LP 7.634% (LIBOR01M + 3.250%) due 04/30/2026 ~		433	425
Clear Channel Outdoor Holdings, Inc. 7.915% (LIBOR03M + 3.500%) due 08/21/2026 ~		414	378
Clydesdale Acquisition Holdings, Inc. 8.598% due 04/13/2029		1,244	1,188
CommScope, Inc. 7.634% (LIBOR01M + 3.250%) due 04/06/2026 ~		412	389
Coty, Inc. 6.471% (LIBOR01M + 2.250%) due 04/07/2025 ~		1,571	1,549
Cowen, Inc. 8.399% (LIBOR06M + 3.250%) due 03/24/2028 ~		1,272	1,272
CQP Holdco LP 8.480% (LIBOR03M + 3.750%) due 06/05/2028 ~		1,429	1,425
Da Vinci Purchaser Corp. 8.384% (LIBOR01M + 4.000%) due 01/08/2027 ~		3	2
Delta 2 Lux Sarl TBD% due 01/15/2030		200	200
Diamond Sports Group LLC
7.567% due 08/24/2026		4,312	553
12.317% due 05/25/2026		882	838
DirecTV Financing LLC 9.384% (LIBOR01M + 5.000%) due 08/02/2027 ~		666	649
Dun & Bradstreet Corp. 7.573% due 01/18/2029		1,092	1,077

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2022 (Unaudited)

Endure Digital, Inc. 7.717% (LIBOR01M + 3.500%) due 02/10/2028 ~	2,077	1,875
Ensono LP 8.901% (LIBOR03M + 3.750%) due 05/26/2028 ~	1,703	1,535
Envision Healthcare Corp.
12.119% due 04/29/2027	169	166
15.744% due 04/28/2028	406	333
FinCo LLC 6.884% (LIBOR01M + 2.500%) due 06/27/2025 ~	893	891
First Student Bidco, Inc. 7.726% (LIBOR03M + 3.000%) due 07/21/2028 ~	2,586	2,345
Fleet U.S. Bidco, Inc. 7.928% (LIBOR06M + 3.000%) due 10/07/2026 «~	1,178	1,172
Forest City Enterprises LP 7.884% (LIBOR01M + 3.500%) due 12/08/2025 ~	1,860	1,795
Foundation Building Materials Holding Co. LLC 7.665% (LIBOR03M + 3.250%) due 01/31/2028 ~	887	841
Frontier Communications Corp. 8.500% (LIBOR03M + 3.750%) due 05/01/2028 ~	728	698
Gainwell Acquisition Corp. 8.730% (LIBOR03M + 4.000%) due 10/01/2027 ~	288	271
Garda World Security Corp.
8.534% due 02/01/2029	2,020	1,949
8.930% (LIBOR03M + 4.250%) due 10/30/2026 ~	850	829
Getty Images, Inc. 8.938% (LIBOR01M + 4.500%) due 02/19/2026 «~	319	319
Gibson Brands, Inc. 9.125% (LIBOR03M + 5.000%) due 08/11/2028 «~	990	733
Graham Packaging Co., Inc. 7.384% (LIBOR01M + 3.000%) due 08/04/2027 ~	29	28
Gray Television, Inc. 7.120% (LIBOR01M + 3.000%) due 12/01/2028 ~	792	771
Great Outdoors Group LLC 8.134% (LIBOR01M + 3.750%) due 03/06/2028 ~	99	95
Greeneden U.S. Holdings LLC 8.384% (LIBOR01M + 4.000%) due 12/01/2027 ~	418	402
GVC Holdings Ltd. 8.180% due 10/31/2029	150	149
Hilton Grand Vacations Borrower LLC 7.384% (LIBOR01M + 3.000%) due 08/02/2028 ~	593	589
Hub International Ltd. 7.232% - 7.528% (LIBOR03M + 3.250%) due 04/25/2025 ~	696	690
II-VI, Inc. 7.134% (LIBOR03M + 2.750%) due 07/02/2029 ~	1,323	1,312
Insulet Corp. 7.688% due 05/04/2028	1,084	1,071
Intelsat Jackson Holdings SA 7.445% due 02/01/2029	1,846	1,786
IRB Holding Corp. 7.317% due 12/15/2027	1,369	1,331
Ivanti Software, Inc.
9.011% (LIBOR03M + 4.250%) due 12/01/2027 ~	1,569	1,250
12.011% (LIBOR03M + 7.250%) due 12/01/2028 ~	1,000	585
KKR Apple Bidco LLC 10.134% (LIBOR01M + 5.750%) due 09/21/2029 ~	1,075	1,043
LABL, Inc. 9.384% (LIBOR01M + 5.000%) due 10/29/2028 ~	695	661
LifeMiles Ltd. 9.985% (LIBOR03M + 5.250%) due 08/30/2026 ~	1,344	1,255
Magenta Buyer LLC 9.170% (LIBOR03M + 4.750%) due 07/27/2028 ~	739	636
Mattress Firm, Inc. 8.976% (LIBOR03M + 4.250%) due 09/25/2028 ~	476	407
MH Sub LLC 8.134% (LIBOR01M + 3.750%) due 09/13/2024 ~	1,878	1,828
New Trojan Parent, Inc. 7.542% - 7.634% (LIBOR01M + 3.250%) due 01/06/2028 ~	99	69
Numericable Group SA 7.165% (LIBOR03M + 2.750%) due 07/31/2025 ~	1,488	1,417
Open Text Corp. TBD% due 11/16/2029	1,000	979
Option Care Health, Inc. 7.134% (LIBOR01M + 2.750%) due 10/27/2028 ~	567	564
Owens & Minor, Inc. 8.173% - 8.541% due 03/29/2029	871	874
Parexel International Corp. 7.634% (LIBOR01M + 3.250%) due 11/15/2028 ~	871	840
Pelican Products, Inc. 8.420% - 8.980% (LIBOR03M + 4.250%) due 12/29/2028 ~	493	446
Phoenix Guarantor, Inc. 7.634% (LIBOR01M + 3.250%) due 03/05/2026 ~	1,253	1,178
Polaris Newco LLC 8.730% (LIBOR03M + 4.000%) due 06/02/2028 ~	1,881	1,721
Presidio Holdings, Inc. 7.890% - 7.920% (LIBOR01M + 3.500%) due 01/22/2027 ~	1,180	1,163

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2022 (Unaudited)

Radiate Holdco LLC 7.634% (LIBOR01M + 3.250%) due 09/25/2026 ~		1,139	930
RealPage, Inc. 7.384% (LIBOR01M + 3.000%) due 04/24/2028 ~		2,839	2,706
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		952	900
Reynolds Group Holdings, Inc. 7.634% (LIBOR01M + 3.250%) due 09/24/2028 ~		990	978
Sabre Global, Inc. 7.884% (LIBOR01M + 3.500%) due 12/17/2027 ~		662	604
Scientific Games Holdings LP 7.097% due 04/04/2029		2,000	1,912
Signify Health LLC 7.730% (LIBOR03M + 3.000%) due 06/22/2028 ~		741	733
Spirit AeroSystems, Inc. 8.823% due 01/15/2027		399	396
Stars Group Holdings BV 8.092% due 07/22/2028		623	622
Surgery Center Holdings, Inc. 8.050% (LIBOR03M + 3.750%) due 08/31/2026 ~		2,706	2,679
Taboola.com Ltd. 8.387% (LIBOR01M + 4.000%) due 09/01/2028 «~		987	967
Team Health Holdings, Inc. 7.134% (LIBOR01M + 2.750%) due 02/06/2024 ~		898	772
Tempo Acquisition LLC 7.323% due 08/31/2028		469	468
Tibco Software, Inc. 9.180% due 03/30/2029		1,950	1,746
Trans Union LLC 6.634% (LIBOR01M + 2.250%) due 12/01/2028 ~		1,254	1,244
TransDigm, Inc.
6.980% (LIBOR03M + 2.250%) due 12/09/2025 ~		3,102	3,070
7.830% due 02/22/2027		592	591
U.S. Renal Care, Inc.
9.438% (LIBOR01M + 5.000%) due 06/26/2026 ~		1,139	643
9.938% (LIBOR01M + 5.500%) due 06/26/2026 ~		222	125
United Airlines, Inc. 8.108% (LIBOR03M + 3.750%) due 04/21/2028 ~		360	357
United Talent Agency LLC 8.438% (LIBOR01M + 4.000%) due 07/07/2028 ~		644	636
Univision Communications, Inc. 8.830% due 06/24/2029		696	689
USI, Inc.
7.980% (LIBOR03M + 3.250%) due 12/02/2026 ~		1,728	1,719
8.330% due 11/22/2029		1,391	1,381
Venga Finance SARL 9.485% (LIBOR03M + 4.750%) due 12/04/2028 ~		250	230
Verscend Holding Corp. 8.384% (LIBOR01M + 4.000%) due 08/27/2025 ~		1,563	1,556
Viad Corp. 9.384% (LIBOR01M + 5.000%) due 07/30/2028 ~		908	862
WOOF Holdings, Inc. 8.104% (LIBOR01M + 3.750%) due 12/21/2027 ~		1,081	1,023
Zayo Group Holdings, Inc. 7.384% (LIBOR01M + 3.000%) due 03/09/2027 ~		399	325

Total Loan Participations and Assignments (Cost $109,330)			102,149

CORPORATE BONDS & NOTES 27.4%
BANKING & FINANCE 5.5%
Allied Universal Holdco LLC
4.625% due 06/01/2028		700	575
6.625% due 07/15/2026		1,200	1,100
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	300	260
8.000% due 01/22/2030 •		400	376
8.500% due 09/10/2030 •		400	378
10.500% due 07/23/2029		400	398
Curo Group Holdings Corp. 7.500% due 08/01/2028		$1,325	620
Ford Motor Credit Co. LLC
2.684% due 12/01/2024 •	EUR	400	414
3.375% due 11/13/2025		$200	181
3.664% due 09/08/2024		1,900	1,813
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		224	211
Freedom Mortgage Corp.
6.625% due 01/15/2027		1,400	1,091
7.625% due 05/01/2026		350	292
Ladder Capital Finance Holdings LLLP 5.250% due 10/01/2025		1,000	941
LFS Topco LLC 5.875% due 10/15/2026		100	81

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2022 (Unaudited)

OneMain Finance Corp. 7.125% due 03/15/2026	900	858
Oxford Finance LLC 6.375% due 02/01/2027	200	186
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	1,000	903

		10,678

INDUSTRIALS 20.7%
Air Canada 3.875% due 08/15/2026	1,375	1,220
American Airlines Pass-Through Trust 3.375% due 11/01/2028	250	209
American Airlines, Inc.
5.500% due 04/20/2026	2,875	2,770
5.750% due 04/20/2029	1,300	1,191
ATP Tower Holdings LLC 4.050% due 04/27/2026	1,175	1,038
Caesars Entertainment, Inc. 6.250% due 07/01/2025	1,000	974
Chesapeake Energy Corp. 5.500% due 02/01/2026	850	821
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/2029	100	95
CommScope, Inc. 6.000% due 03/01/2026	1,800	1,665
Community Health Systems, Inc. 8.000% due 03/15/2026	1,500	1,369
Delta Air Lines, Inc. 7.375% due 01/15/2026	166	170
Diamond Sports Group LLC 5.375% due 08/15/2026	600	71
DISH DBS Corp. 5.250% due 12/01/2026	1,500	1,266
EQM Midstream Partners LP 6.000% due 07/01/2025	368	356
iHeartCommunications, Inc. 6.375% due 05/01/2026	1,000	922
LABL, Inc. 6.750% due 07/15/2026	1,900	1,794
Legacy LifePoint Health LLC 6.750% due 04/15/2025	300	283
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	1,725	1,349
Northriver Midstream Finance LP 5.625% due 02/15/2026	300	285
NuStar Logistics LP 6.000% due 06/01/2026	2,000	1,929
Olympus Water US Holding Corp. 7.125% due 10/01/2027	1,000	959
Radiate Holdco LLC 4.500% due 09/15/2026	1,800	1,325
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	500	403
Rockies Express Pipeline LLC 3.600% due 05/15/2025	600	568
Rolls-Royce PLC 3.625% due 10/14/2025	1,500	1,388
Royal Caribbean Cruises Ltd. 5.500% due 08/31/2026	2,150	1,811
Sabre Global, Inc.
7.375% due 09/01/2025	400	385
9.250% due 04/15/2025	1,900	1,896
Studio City Finance Ltd. 5.000% due 01/15/2029	1,000	740
Tenet Healthcare Corp. 4.875% due 01/01/2026	2,000	1,895
Travel & Leisure Co. 6.625% due 07/31/2026	2,600	2,548
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	2,000	1,777
United Airlines, Inc. 4.375% due 04/15/2026	1,550	1,439
Viking Cruises Ltd. 13.000% due 05/15/2025	1,450	1,532
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (a)	1,980	1,826

		40,269

UTILITIES 1.2%
Blue Racer Midstream LLC 7.625% due 12/15/2025	1,000	994

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2022 (Unaudited)

Genesis Energy LP 6.500% due 10/01/2025	1,300	1,245

		2,239

Total Corporate Bonds & Notes (Cost $59,991)		53,186

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes
4.500% due 11/15/2025	4,100	4,125

Total U.S. Treasury Obligations (Cost $4,120)		4,125

	SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(b)	52,605	0

Total Common Stocks (Cost $92)		0

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	252	0

Total Warrants (Cost $33)		0

SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS (e) 0.4%		849

U.S. TREASURY BILLS 4.2%
4.103% due 01/26/2023 - 03/23/2023 (c)(d)	8,200	8,134

Total Short-Term Instruments (Cost $8,984)		8,983

Total Investments in Securities (Cost $182,550)		168,443

INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	1,647,163	16,004

Total Short-Term Instruments (Cost $15,995)		16,004

Total Investments in Affiliates (Cost $15,995)		16,004

Total Investments 94.9% (Cost $198,545)		$184,447
Financial Derivative Instruments (f)(g) (0.1)%(Cost or Premiums, net $(178))		(122)
Other Assets and Liabilities, net 5.2%		10,123

Net Assets 100.0%		$194,448

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023		$849	U.S. Treasury Bills 0.000% due 06/29/2023		$(866)	$849	$849

Total Repurchase Agreements								$(866)	$849	$849

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(378) at a weighted average interest rate of 0.942%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2023	27	$5,537	$11		$0	$(4)
U.S. Treasury 5-Year Note March Futures				03/2023	109	11,764	(3)		0	(10)

Total Futures Contracts							$8		$0	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2027	4.429%	$1,000	$(55)	$79	$24	$0	$(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	2.457	500	21	3	24	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	2.648	400	18	4	22	0	0
OneMain Finance Corp.	5.000	Quarterly	12/20/2027	5.004	2,500	(137)	142	5	0	0
Pactiv LLC	5.000	Quarterly	12/20/2027	4.185	600	(51)	72	21	2	0

						$(204)	$300	$96	$2	$(1)

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$3,500	$26	$1	$27	$0	$(1)

Total Swap Agreements	$(178)	$301	$123	$2	$(1)

Cash of $2,538 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

MBC	01/2023	EUR	4,781	$5,010	$0	$(110)
01/2023	$107	EUR	101	1	0

Total Forward Foreign Currency Contracts	$1	$(110)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$98,958	$3,191	$102,149
Corporate Bonds & Notes
Banking & Finance	0	10,678	0	10,678
Industrials	0	40,269	0	40,269
Utilities	0	2,239	0	2,239
U.S. Treasury Obligations	0	4,125	0	4,125
Short-Term Instruments
Repurchase Agreements	0	849	0	849
U.S. Treasury Bills	0	8,134	0	8,134

$0	$165,252	$3,191	$168,443
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,004	$0	$0	$16,004

Total Investments	$16,004	$165,252	$3,191	$184,447

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	1	0	1

$0	$3	$0	$3
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15)	0	(15)
Over the counter	0	(110)	0	(110)

$0	$(125)	$0	$(125)

Total Financial Derivative Instruments	$0	$(122)	$0	$(122)

Totals	$16,004	$165,130	$3,191	$184,325

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$22,875	$485	$(15,110)	$18	$(392)	$(446)	$319	$(4,558)	$3,191	$(261)
Corporate Bonds & Notes
Industrials	2,045	37	0	0	0	(256)	0	(1,826)	0	0

Totals	$24,920	$522	$(15,110)	$18	$(392)	$(702)	$319	$(6,384)	$3,191	$(261)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$3,191	Third Party Vendor			Broker Quote			74.000 - 99.938	93.233

Total		$3,191

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.9% ¤
CORPORATE BONDS & NOTES 27.0%
BANKING & FINANCE 20.5%
Asian Development Bank
4.700% due 03/12/2024	MXN	41,000	$1,936
6.000% due 02/05/2026	BRL	11,000	1,801
6.550% due 01/26/2025	ZAR	32,000	1,835
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	400	427
Bank of America Corp.
0.981% due 09/25/2025 •		$1,700	1,566
1.486% due 05/19/2024 •		2,100	2,067
1.530% due 12/06/2025 •		1,200	1,108
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		3,000	2,978
Bank of Nova Scotia
0.650% due 07/31/2024		2,400	2,239
2.375% due 01/18/2023		2,700	2,697
Barclays PLC
2.852% due 05/07/2026 •		900	837
4.338% due 05/16/2024 •		200	199
7.325% due 11/02/2026 •		800	830
BNP Paribas SA 4.705% due 01/10/2025 •		1,000	990
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		1,300	1,170
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,122
1.106% due 02/24/2027 •		1,400	1,224
CPI Property Group SA 2.750% due 05/12/2026	EUR	1,600	1,349
Credit Agricole SA 5.345% (US0003M + 1.020%) due 04/24/2023 ~		$1,900	1,902
CTP NV 0.625% due 09/27/2026	EUR	1,100	908
Digital Dutch Finco BV 0.625% due 07/15/2025		2,000	1,919
Equinix, Inc. 1.000% due 09/15/2025		$3,000	2,686
Equitable Financial Life Global Funding 1.300% due 07/12/2026		1,700	1,473
Equitable Holdings, Inc. 3.900% due 04/20/2023		780	777
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,660
Federal Realty Investment Trust 1.250% due 02/15/2026		2,100	1,852
Five Corners Funding Trust 4.419% due 11/15/2023		1,200	1,190
HAT Holdings LLC 3.375% due 06/15/2026		1,700	1,479
ING Groep NV 1.400% due 07/01/2026 •		3,100	2,790
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	2,800	2,066
5.310% due 02/05/2026	ZAR	26,000	1,420
International Finance Corp. 8.000% due 10/09/2023	IDR	29,000,000	1,895
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,033
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$400	377
0.653% due 09/16/2024 •		2,800	2,701
0.768% due 08/09/2025 •		1,700	1,570
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,814
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		900	886
4.362% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	750
Morgan Stanley 6.138% due 10/16/2026 •		$1,600	1,636
Nationwide Building Society
3.766% due 03/08/2024 •		400	398

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

4.363% due 08/01/2024 •		400	395
NatWest Group PLC 2.359% due 05/22/2024 •		2,300	2,267
Norinchukin Bank 1.284% due 09/22/2026		2,200	1,920
OneMain Finance Corp. 3.500% due 01/15/2027		1,600	1,327
Pacific Life Global Funding II 1.375% due 04/14/2026		1,900	1,678
Santander UK Group Holdings PLC 6.833% due 11/21/2026 •		1,200	1,217
Shriram Finance Ltd. 4.400% due 03/13/2024		1,700	1,637
Societe Generale SA 2.625% due 01/22/2025		1,100	1,035
Standard Chartered PLC 1.214% due 03/23/2025 •		4,300	4,060
Svenska Handelsbanken AB 3.900% due 11/20/2023		900	891
UniCredit SpA 7.830% due 12/04/2023		1,200	1,213

			82,197

INDUSTRIALS 2.2%
Apple, Inc. 2.850% due 02/23/2023		1,200	1,197
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,000	994
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		974	813
RELX Capital, Inc. 3.500% due 03/16/2023		2,400	2,390
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,369
Weir Group PLC 2.200% due 05/13/2026		$2,500	2,220

			8,983

UTILITIES 4.3%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		2,300	2,247
AES Corp. 1.375% due 01/15/2026		1,300	1,156
Avangrid, Inc. 3.150% due 12/01/2024		2,200	2,104
Electricite de France SA 3.625% due 10/13/2025		500	483
Enel Finance International NV
1.375% due 07/12/2026		1,500	1,294
2.650% due 09/10/2024		2,100	2,011
4.250% due 06/15/2025		2,200	2,132
6.800% due 10/14/2025		1,000	1,028
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,600	1,510
India Green Energy Holdings 5.375% due 04/29/2024		500	481
ReNew Wind Energy AP2 4.500% due 07/14/2028		1,200	1,008
Southern Power Co. 0.900% due 01/15/2026		2,000	1,763

			17,217

Total Corporate Bonds & Notes (Cost $116,925)			108,397

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 1.4%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024		3,000	2,893
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	887
California Municipal Finance Authority Revenue Notes, Series 2020 1.605% due 11/01/2023		1,000	970
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020 1.982% due 11/01/2023		740	726

			5,476

NEW YORK 0.3%
New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024		100	92
0.823% due 05/01/2025		225	204

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

0.923% due 11/01/2025	250	224
1.023% due 05/01/2026	650	571
1.123% due 11/01/2026	250	217

		1,308

Total Municipal Bonds & Notes (Cost $7,215)		6,784

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
0.700% due 07/30/2025	8,200	7,415
1.000% due 01/25/2043	5	5
2.889% due 07/01/2042 •	6	6
2.939% due 09/01/2041 •	16	15
3.315% due 05/01/2035 •	1	1
3.481% due 11/01/2035 •	3	3
3.500% due 02/25/2043 (a)	296	23
3.551% due 08/01/2029 •	4	4
3.566% due 11/01/2034 •	2	2
3.875% due 11/01/2035 •	5	4
3.952% due 07/01/2035 •	1	1
3.971% due 08/01/2035 •	21	22
4.366% due 09/25/2042 •	29	28
4.847% due 12/25/2042 ~	3	3
5.000% due 01/25/2040 - 07/25/2040	104	103
5.750% due 10/25/2035	4	4
5.948% due 02/01/2031 •	2	2
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	8,200	7,342
0.680% due 08/06/2025	8,200	7,408
0.800% due 10/28/2026 (h)	1,700	1,482
0.826% due 02/25/2031	3,467	2,912
1.154% due 09/25/2030 ~(a)	13,956	922
2.000% due 11/15/2026	70	69
2.700% due 08/01/2023	3,514	3,451
2.771% due 08/15/2044 ~	123	120
2.875% due 04/25/2026	1,900	1,801
2.889% due 02/25/2045 •	13	13
2.939% due 04/25/2029	1,900	1,737
3.104% due 12/15/2042 ~	464	461
3.491% due 07/01/2035 •	2	2
3.508% due 06/01/2035 •	12	12
4.000% due 06/01/2048	409	392
4.107% due 08/01/2035 •	9	9
5.000% due 10/01/2033	3	3
5.028% due 10/15/2037 •	27	27
6.500% due 07/25/2043	37	39
Ginnie Mae
2.625% due 02/20/2032 •	4	4
2.673% due 10/20/2043 •	323	309
2.875% due 06/20/2027 •	3	3
2.890% due 03/20/2065 •	568	557
3.000% due 05/20/2030 •	6	6
3.085% due 04/20/2065 •	120	117
3.379% due 06/20/2067 ~	644	642
3.500% due 05/20/2049 - 08/20/2049	1,962	1,820
3.593% due 04/20/2065 •	81	80
3.603% due 06/20/2065 •	128	127
4.000% due 06/20/2048	682	648
4.302% due 02/20/2067 •	340	337
4.342% due 07/20/2067 ~	609	604
4.422% due 05/20/2066 •	71	71
4.492% due 11/20/2065 ~	209	208
4.562% due 02/20/2066 ~	201	201
4.612% due 10/20/2066 ~	485	479
4.986% (SOFR30A + 1.160%) due 11/20/2072 ~	3,701	3,742
4.996% (SOFR30A + 1.170%) due 11/20/2072 ~	4,177	4,227
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,880	1,608
3.000% due 01/01/2052 - 04/01/2052	14,009	12,314
4.000% due 08/01/2047 - 08/01/2048	635	608
5.500% due 01/01/2025	13	13
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2053 - 03/01/2053	21,700	20,357
4.500% due 02/01/2053	25,400	24,452
5.000% due 02/01/2053	2,100	2,069

Total U.S. Government Agencies (Cost $117,297)		111,446

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
2.875% due 05/15/2032	200	184
4.250% due 10/15/2025 (h)	6,700	6,696

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $6,882)			6,880

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%
Banc of America Funding Trust 3.418% due 05/25/2035 ~		65	61
Banc of America Mortgage Trust
3.961% due 08/25/2034 ~		21	21
4.086% due 03/25/2033 ~		62	56
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		2,200	2,036
Bear Stearns Adjustable Rate Mortgage Trust
3.830% due 01/25/2034 ~		3	3
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~		21	20
3.729% due 09/25/2035 ^~		7	4
Beast Mortgage Trust 5.368% due 03/15/2036 ~		1,500	1,415
Beneria Cowen & Pritzer Collateral Funding Corp. 5.117% due 06/15/2038 ~		2,200	2,059
BSREP Commercial Mortgage Trust 5.268% due 08/15/2038 ~		3,700	3,481
BX Trust 5.085% (TSFR1M + 0.749%) due 04/15/2039 ~		750	693
Citigroup Mortgage Loan Trust
3.950% due 05/25/2035 •		2	2
4.459% due 01/25/2037 •		25	23
5.410% due 10/25/2035 ~		2	2
Countrywide Home Loan Mortgage Pass-Through Trust
3.671% due 02/20/2035 ~		3	3
3.792% due 11/25/2034 ~		13	11
6.537% due 02/20/2036 ^•		30	27
DBWF Mortgage Trust 5.469% due 12/19/2030 •		200	194
DROP Mortgage Trust 5.470% due 10/15/2043 •		2,200	2,099
Eurosail PLC 4.461% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	685	814
Extended Stay America Trust
5.398% due 07/15/2038 ~		$2,245	2,184
5.398% due 07/15/2038 •		1,464	1,424
First Horizon Alternative Mortgage Securities Trust 4.754% due 01/25/2035 ~		64	62
FirstMac Mortgage Funding Trust
4.056% due 03/08/2049 •	AUD	97	66
4.306% due 03/08/2049 •		800	545
GCT Commercial Mortgage Trust 5.118% due 02/15/2038 •		$1,700	1,581
Gemgarto PLC 3.999% due 12/16/2067 •	GBP	1,212	1,441
GMAC Mortgage Corp. Loan Trust 3.610% due 11/19/2035 ~		$4	4
Great Hall Mortgages PLC 4.868% due 06/18/2039 ~		51	50
GS Mortgage-Backed Securities Trust 2.500% due 08/25/2052 ~		1,138	919
GSR Mortgage Loan Trust
3.028% due 06/25/2034 ~		6	6
3.719% due 11/25/2035 ~		19	17
3.767% due 09/25/2035 ~		18	17
JP Morgan Chase Commercial Mortgage Securities Trust
5.078% due 06/15/2038 ~		2,200	2,134
5.118% due 04/15/2038 •		2,268	2,211
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		21	10
Morgan Stanley Capital Trust
5.218% due 07/15/2035 •		2,800	2,747
5.487% due 12/15/2023 •		1,100	1,055
One New York Plaza Trust 5.268% due 01/15/2036 •		2,200	2,080
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.949% due 12/25/2035 •		25	23
Prime Mortgage Trust 4.789% due 02/25/2034 •		1	1
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	789	951
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~		$2,200	2,022
Starwood Mortgage Trust
5.176% due 11/15/2036 ~		1,840	1,776
5.368% due 04/15/2034 ~		2,300	2,227
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		27	22
3.780% due 02/25/2034 ~		14	13
Structured Asset Mortgage Investments Trust
4.649% due 03/25/2037 ~		43	15

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

4.839% due 07/19/2035 ~		6	6
4.949% due 02/25/2036 ^•		8	7
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,485
2.850% due 02/12/2041		300	234
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	1,612	1,928
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		420	504
VASA Trust 5.218% due 07/15/2039 •		$2,900	2,681
WaMu Mortgage Pass-Through Certificates Trust
3.448% due 06/25/2042 ~		4	3
4.929% due 12/25/2045 •		6	6
4.969% due 10/25/2045 ~		37	34
5.129% due 11/25/2034 •		23	21

Total Non-Agency Mortgage-Backed Securities (Cost $48,617)			45,536

ASSET-BACKED SECURITIES 5.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.499% due 03/25/2035 •		1,300	1,265
Bear Stearns Asset-Backed Securities Trust 5.389% due 10/25/2037 ~		4	4
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027		1,500	1,513
College Avenue Student Loans LLC 5.589% due 12/26/2047 ~		2,525	2,479
Countrywide Asset-Backed Certificates Trust
4.809% due 01/25/2045 ~		75	74
5.129% due 12/25/2034 •		1,001	949
Edsouth Indenture LLC 5.539% due 09/25/2040 •		8	8
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		800	804
FHF Trust 3.100% due 09/15/2025		805	798
First Help Financial LLC 4.430% due 01/18/2028		1,695	1,656
Ford Credit Auto Owner Trust 4.567% due 08/15/2025 •		1,500	1,504
GE-WMC Mortgage Securities Trust 4.469% due 08/25/2036 •		2	1
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		1,962	1,400
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		916	672
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		10	10
MMAF Equipment Finance LLC 5.570% due 09/09/2025		750	752
Morgan Stanley ABS Capital, Inc. Trust 4.489% due 07/25/2036 •		8	3
Mosaic Solar Loan Trust 2.640% due 01/20/2053		1,996	1,665
NovaStar Mortgage Funding Trust 4.709% due 05/25/2036 •		119	116
Santander Drive Auto Receivables Trust 5.810% due 01/15/2026		1,250	1,253
Securitized Asset-Backed Receivables LLC Trust 4.509% due 12/25/2036 ^•		41	10
Service Experts Issuer 2.670% due 02/02/2032		1,133	1,030
SLM Student Loan Trust
4.478% due 01/25/2027 •		17	17
4.508% due 10/25/2029 ~		114	114
Structured Asset Investment Loan Trust
5.094% due 03/25/2034 ~		57	54
5.364% due 10/25/2033 •		1	1
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		2,312	1,985
Sunrun Demeter Issuer 2.270% due 01/30/2057		2,950	2,308
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		996	985

Total Asset-Backed Securities (Cost $25,476)			23,430

SOVEREIGN ISSUES 2.5%
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	679
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,750
Korea Development Bank
0.500% due 10/27/2023		2,100	2,029
4.800% due 06/10/2023	IDR	35,000,000	2,232

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,153
Province of Quebec 2.450% due 03/01/2023	CAD	3,000	2,209

Total Sovereign Issues (Cost $10,740)			10,052

SHORT-TERM INSTRUMENTS 33.1%
COMMERCIAL PAPER 0.7%
Fiserv, Inc. 4.780% due 01/23/2023		$2,200	2,193
Mondelez International, Inc. 4.670% due 01/11/2023		500	499

			2,692

REPURCHASE AGREEMENTS (e) 22.1%			88,811

SHORT-TERM NOTES 3.3%
Federal Home Loan Bank
4.320% due 01/06/2023 - 01/10/2023 •		5,300	5,300
4.340% due 02/10/2023 •		4,100	4,100
4.345% due 02/23/2023 •		3,800	3,800

			13,200

ISRAEL TREASURY BILLS 0.8%
0.872% due 03/02/2023 - 04/05/2023 (b)(c)	ILS	11,300	3,188

JAPAN TREASURY BILLS 3.3%
(0.135)% due 02/20/2023 (c)(d)	JPY	1,750,000	13,338

U.S. TREASURY BILLS 0.1%
4.139% due 02/02/2023 - 03/02/2023 (b)(c)(h)		$397	395

AUSTRIA TREASURY BILLS 2.8%
Austria Treasury Bills 1.267% due 02/23/2023 (c)(d)	EUR	10,500	11,221

Total Short-Term Instruments (Cost $131,292)			132,845

Total Investments in Securities (Cost $464,444)			445,370

Total Investments 110.9% (Cost $464,444)			$445,370
Financial Derivative Instruments (f)(g) (0.7)%(Cost or Premiums, net $519)			(2,900)
Other Assets and Liabilities, net (10.2)%			(40,800)

Net Assets 100.0%			$401,670

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Coupon represents a weighted average yield to maturity.
(c)									Zero coupon security.
(d)									Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023		$1,254	U.S. Treasury Notes 0.125% due 05/15/2023			$(1,279)	$1,254	$1,254
	4.280	12/30/2022	01/03/2023		65,400	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029			(66,708)	65,400	65,431
TOR	4.080	12/21/2022	01/04/2023	CAD	30,000	Province of Ontario Canada 2.150% due 06/02/2031			(22,188)	22,157	22,189

Total Repurchase Agreements									$(90,175)	$88,811	$88,874

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA							2.500%	01/01/2053	$1,700	$(1,422)	$(1,440)
Uniform Mortgage-Backed Security, TBA							3.000	02/01/2053	14,200	(12,559)	(12,476)

Total Short Sales (3.5)%										$(13,981)	$(13,916)

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(27) at a weighted average interest rate of 4.368%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures						$96.500	12/18/2023	115	$288	$(168)	$(409)

Total Written Options										$(168)	$(409)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description					Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures					03/2023	917	$188,057		$124	$2	$(142)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	30	$(4,269)	$275	$34	$(15)
Japan Government 10-Year Bond March Futures	03/2023	3	(3,325)	61	5	0
U.S. Treasury 5-Year Note March Futures	03/2023	122	(13,167)	5	10	0
U.S. Treasury 10-Year Note March Futures	03/2023	313	(35,149)	95	44	0
U.S. Ultra Treasury Note March Futures	03/2023	29	(3,430)	5	2	0

$441	$95	$(15)

Total Futures Contracts	$565	$97	$(157)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Valeo SA	1.000%	Quarterly	06/20/2026	2.293%	EUR	1,000	$(18)	$(25)	$(43)	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	1,180,000	$17	$(29)	$(12)	$4	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	10,000	1	(2)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	99,000	1	42	43	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	160,000	91	125	216	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051	37,000	23	38	61	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052	19,000	0	24	24	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052	34,000	0	41	41	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	280,000	8	265	273	25	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	$1,900	0	2	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	1,200	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	7,100	(27)	(476)	(503)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	10,100	1,042	279	1,321	29	0
Pay(5)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	79,400	(185)	(587)	(772)	5	0
Pay(5)	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	33,900	(7)	(190)	(197)	1	0
Pay(5)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	41,100	3	(904)	(901)	0	(40)

$967	$(1,371)	$(404)	$89	$(54)

Total Swap Agreements	$949	$(1,396)	$(447)	$89	$(55)

Cash of $4,546 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	ZAR	2,828	$159	$0	$(7)
02/2023	EUR	66	69	0	(2)
03/2023	ZAR	19,209	1,088	0	(36)
BPS	01/2023	9,668	558	0	(11)
02/2023	EUR	8,548	8,864	0	(313)
02/2023	IDR	5,929,556	377	0	(6)
02/2023	ZAR	1,255	70	0	(4)
BRC	02/2023	EUR	10,454	10,324	0	(905)
02/2023	JPY	1,750,000	12,523	0	(895)
CBK	01/2023	BRL	10,702	2,039	12	0
01/2023	$4,087	BRL	21,405	0	(33)
02/2023	BRL	10,702	$2,031	15	0
02/2023	NZD	1,056	640	0	(30)
03/2023	ILS	3,681	1,116	66	0
03/2023	MXN	40,922	2,040	0	(31)
04/2023	ILS	7,542	2,311	154	0
GLM	01/2023	CAD	30,047	22,074	0	(118)
JPM	01/2023	CNH	44	6	0	0
01/2023	GBP	4,888	5,902	0	(8)
02/2023	IDR	10,241,656	650	0	(11)
03/2023	10,964,675	701	0	(7)
03/2023	$98	MXN	1,927	0	0
MBC	01/2023	AUD	70	$47	0	(1)
01/2023	CAD	4,182	3,118	29	0
03/2023	IDR	6,654,994	425	0	(4)
05/2023	CNH	6,136	914	19	0
MYI	01/2023	AUD	2,222	1,492	0	(21)
03/2023	IDR	9,376,772	598	0	(7)
RBC	01/2023	AUD	26	17	0	0
SCX	01/2023	149	100	0	(1)
01/2023	CAD	1,650	1,228	9	0
02/2023	IDR	10,776,517	685	0	(11)
02/2023	NZD	273	166	0	(8)
TOR	09/2023	ZAR	20,729	1,169	0	(27)
UAG	01/2023	1,258	70	0	(4)
02/2023	IDR	15,994,025	1,008	0	(25)
03/2023	ZAR	3,619	202	0	(9)
05/2023	$864	CNH	5,985	9	0

Total Forward Foreign Currency Contracts	$313	$(2,535)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	4,900	$39	$40
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	4,500	34	37
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	4,100	31	33

Total Purchased Options	$104	$110

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	4,900	$(24)	$(25)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	4,900	(15)	(14)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	7,900	(28)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	7,900	(28)	(48)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	4,500	(21)	(23)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	4,500	(13)	(13)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	3,800	(28)	(6)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	3,800	(28)	(45)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,600	(9)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,600	(9)	(19)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	7,700	(60)	(23)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	7,700	(60)	(96)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	4,100	(20)	(21)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	4,100	(11)	(12)

$(354)	$(347)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	$99.813	02/06/2023	500	$(3)	$(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	500	(3)	(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	600	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	200	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	200	(1)	0

$(12)	$(6)

Total Written Options	$(366)	$(353)

(h)

Securities with an aggregate market value of $2,039 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$82,197	$0	$82,197
Industrials	0	8,983	0	8,983
Utilities	0	17,217	0	17,217
Municipal Bonds & Notes
California	0	5,476	0	5,476
New York	0	1,308	0	1,308
U.S. Government Agencies	0	111,446	0	111,446
U.S. Treasury Obligations	0	6,880	0	6,880
Non-Agency Mortgage-Backed Securities	0	45,536	0	45,536
Asset-Backed Securities	0	23,430	0	23,430
Sovereign Issues	0	10,052	0	10,052
Short-Term Instruments
Commercial Paper	0	2,692	0	2,692
Repurchase Agreements	0	88,811	0	88,811
Short-Term Notes	0	13,200	0	13,200
Israel Treasury Bills	0	3,188	0	3,188
Japan Treasury Bills	0	13,338	0	13,338
U.S. Treasury Bills	0	395	0	395
Austria Treasury Bills	0	11,221	0	11,221

Total Investments	$0	$445,370	$0	$445,370

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,916)	$0	$(13,916)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	147	0	186
Over the counter	0	423	0	423

	$39	$570	$0	$609
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(606)	0	(621)
Over the counter	0	(2,888)	0	(2,888)

	$(15)	$(3,494)	$0	$(3,509)

Total Financial Derivative Instruments	$24	$(2,924)	$0	$(2,900)

Totals	$24	$428,530	$0	$428,554

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Low Duration Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		$16,900	$16,837

Total Loan Participations and Assignments (Cost $16,794)			16,837

CORPORATE BONDS & NOTES 27.4%
BANKING & FINANCE 18.2%
American Express Co. 2.250% due 03/04/2025		14,300	13,509
Asian Development Bank 6.550% due 01/26/2025	ZAR	262,000	15,027
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		$20,600	19,955
Banco Santander SA
3.496% due 03/24/2025		23,000	22,167
3.892% due 05/24/2024		22,400	21,940
Bank of America Corp.
1.843% due 02/04/2025 •		35,600	34,147
3.081% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	11,600	12,251
Bank of Nova Scotia
0.650% due 07/31/2024		$8,300	7,743
2.440% due 03/11/2024		23,000	22,216
Barclays PLC
4.338% due 05/16/2024 •		7,800	7,747
5.304% due 08/09/2026 •		8,000	7,948
7.325% due 11/02/2026 •		13,400	13,894
BNP Paribas SA 4.705% due 01/10/2025 •		17,100	16,936
Camden Property Trust 3.500% due 09/15/2024		200	193
Canadian Imperial Bank of Commerce 3.300% due 04/07/2025		10,500	10,085
Cape Lookout Re Ltd. 9.337% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		7,700	7,246
Capital One Financial Corp.
2.636% due 03/03/2026 •		24,200	22,686
4.166% due 05/09/2025 •		23,000	22,478
4.985% due 07/24/2026 •		19,800	19,412
Commonwealth Bank of Australia 2.296% due 03/14/2025		12,500	11,860
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		10,400	9,197
Credit Agricole SA 1.907% due 06/16/2026 •		17,200	15,694
Credit Suisse AG
3.700% due 02/21/2025		22,000	20,303
4.750% due 08/09/2024		19,300	18,440
6.500% due 08/08/2023 (g)		800	777
Credit Suisse Group AG
2.193% due 06/05/2026 •		4,900	4,189
4.550% due 04/17/2026		2,100	1,854
6.373% due 07/15/2026 •		6,200	5,826
Danske Bank AS
1.621% due 09/11/2026 •		500	441
3.773% due 03/28/2025 •		22,000	21,327
Deutsche Bank AG
2.222% due 09/18/2024 •		400	387
3.875% due 02/12/2024	GBP	5,100	6,019
3.961% due 11/26/2025 •		$29,700	28,402
4.603% due 11/08/2023 •		17,800	17,685
5.374% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	17,014
Equinix, Inc. 2.625% due 11/18/2024		9,246	8,812
Equitable Financial Life Global Funding 0.800% due 08/12/2024		400	371
Federal Realty Investment Trust 3.950% due 01/15/2024		18,600	18,366
Ford Motor Credit Co. LLC 1.744% due 07/19/2024	EUR	5,700	5,842
GA Global Funding Trust 1.250% due 12/08/2023		$28,000	26,876

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

General Motors Financial Co., Inc.
3.800% due 04/07/2025		15,000	14,492
5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	20,647
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		12,600	12,065
5.776% (US0003M + 1.170%) due 05/15/2026 ~		200	199
6.334% (US0003M + 1.600%) due 11/29/2023 ~		17,700	17,838
HAT Holdings LLC 6.000% due 04/15/2025		4,000	3,880
ING Groep NV
3.869% due 03/28/2026 •		12,700	12,232
5.754% (US0003M + 1.000%) due 10/02/2023 ~		13,200	13,235
JPMorgan Chase & Co.
0.653% due 09/16/2024 •		8,000	7,717
0.697% due 03/16/2024 •		3,600	3,563
2.595% due 02/24/2026 •		2,300	2,164
4.851% due 07/25/2028 •		22,000	21,481
5.088% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	18,503
Key Corp. 3.878% due 05/23/2025 •		16,700	16,349
Life Storage LP 3.500% due 07/01/2026		7,000	6,548
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	10,203
4.050% due 08/25/2025		18,000	17,617
Mitsubishi UFJ Financial Group, Inc. 5.519% (US0003M + 0.740%) due 03/02/2023 ~		100	100
Mizuho Financial Group, Inc.
4.362% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	19,632
5.414% due 09/13/2028 •		$19,000	19,036
Morgan Stanley 2.630% due 02/18/2026 •		46,400	43,606
Nationwide Building Society
3.766% due 03/08/2024 •		10,565	10,508
4.363% due 08/01/2024 •		3,825	3,776
NatWest Group PLC
2.359% due 05/22/2024 •		10,800	10,647
7.472% due 11/10/2026 •		5,600	5,834
NatWest Markets PLC 3.479% due 03/22/2025		19,000	18,185
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		15,600	14,619
1.125% due 09/16/2024		4,500	4,103
Norinchukin Bank 1.284% due 09/22/2026		11,900	10,384
NTT Finance Corp. 0.373% due 03/03/2023		21,300	21,181
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	2,881
3.450% due 06/02/2025		8,250	7,869
Santander UK Group Holdings PLC 6.833% due 11/21/2026 •		13,300	13,486
Societe Generale SA 2.625% due 01/22/2025		18,000	16,936
Standard Chartered PLC
0.991% due 01/12/2025 •		5,500	5,198
1.822% due 11/23/2025 •		5,000	4,570
5.123% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	23,327
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		22,700	20,704
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023		4,900	4,754
2.550% due 03/10/2025		10,100	9,527
Swedbank AB
3.356% due 04/04/2025		22,000	21,163
5.337% due 09/20/2027		20,000	19,869
Temasek Financial Ltd. 2.375% due 01/23/2023		4,500	4,495
Toronto-Dominion Bank 2.350% due 03/08/2024		27,600	26,787
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		4,400	4,407
U.S. Bancorp 1.450% due 05/12/2025		2,500	2,320
UBS AG 5.125% due 05/15/2024 (g)		6,500	6,430
UBS Group AG
4.125% due 09/24/2025		2,700	2,628
4.488% due 05/12/2026 •		10,000	9,783
4.703% due 08/05/2027 •		5,000	4,839
UniCredit SpA 7.830% due 12/04/2023		49,200	49,721
VICI Properties LP 4.375% due 05/15/2025		4,300	4,182
Volkswagen Financial Services NV 1.875% due 12/03/2024	GBP	1,800	2,033

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Volkswagen Leasing GmbH 1.000% due 02/16/2023	EUR	3,050	3,258
Wells Fargo & Co.
1.654% due 06/02/2024 •		$13,000	12,792
2.509% due 10/27/2023 (g)	CAD	12,300	8,873
3.908% due 04/25/2026 •		$15,100	14,689
Welltower, Inc. 4.250% due 04/01/2026		4,300	4,163

			1,229,290

INDUSTRIALS 7.0%
7-Eleven, Inc.
0.625% due 02/10/2023		13,200	13,133
0.800% due 02/10/2024		9,600	9,140
Barry Callebaut Services NV 5.500% due 06/15/2023		2,600	2,588
Bayer U.S. Finance LLC 5.779% (US0003M + 1.010%) due 12/15/2023 ~		5,900	5,888
Berry Global, Inc. 1.570% due 01/15/2026		1,900	1,695
Boeing Co.
1.167% due 02/04/2023		27,600	27,495
1.950% due 02/01/2024		22,500	21,685
CenterPoint Energy Resources Corp. 5.279% (US0003M + 0.500%) due 03/02/2023 ~		9,660	9,656
CommonSpirit Health 1.547% due 10/01/2025		15,500	13,953
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,041
CRH America, Inc. 3.875% due 05/18/2025		2,775	2,679
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023		20,500	19,702
4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~		28,000	27,967
4.918% (SOFRRATE + 0.600%) due 12/14/2023 ~		19,000	18,889
5.062% (SOFRRATE + 0.750%) due 12/13/2024 ~		23,000	22,693
Danone SA 2.947% due 11/02/2026		6,251	5,818
Dell International LLC 5.450% due 06/15/2023		133	133
Elevance Health, Inc. 3.350% due 12/01/2024		1,800	1,746
Energy Transfer LP 4.250% due 03/15/2023		300	299
Fidelity National Information Services, Inc.
0.375% due 03/01/2023		6,400	6,352
0.600% due 03/01/2024		12,000	11,360
Global Payments, Inc.
1.200% due 03/01/2026		3,300	2,880
2.650% due 02/15/2025		3,650	3,437
Hyundai Capital America
0.800% due 04/03/2023		16,700	16,507
0.800% due 01/08/2024		1,500	1,428
1.000% due 09/17/2024		22,000	20,340
Mercedes-Benz Finance North America LLC
0.750% due 03/01/2024		3,600	3,420
5.500% due 11/27/2024		8,800	8,856
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		24,300	23,815
NXP BV 4.875% due 03/01/2024		13,150	13,055
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		11,100	9,723
Philip Morris International, Inc. 5.125% due 11/15/2024		24,000	24,049
Qorvo, Inc. 1.750% due 12/15/2024		2,725	2,513
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025		2,200	1,990
Renesas Electronics Corp. 1.543% due 11/26/2024		24,200	22,204
Rogers Communications, Inc. 2.950% due 03/15/2025		26,400	25,176
SK Hynix, Inc. 1.000% due 01/19/2024		11,200	10,645
Skyworks Solutions, Inc. 0.900% due 06/01/2023		200	196
Southern Co.
3.250% due 07/01/2026		9,848	9,273
4.490% (SOFRINDX + 0.370%) due 05/10/2023 ~		17,100	17,054
TD SYNNEX Corp. 1.250% due 08/09/2024		9,900	9,200
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023		19,600	19,446

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,000	1,968
WRKCo, Inc. 3.750% due 03/15/2025		3,600	3,485

			474,572

UTILITIES 2.2%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		300	293
AES Corp. 1.375% due 01/15/2026		22,500	20,004
Atmos Energy Corp. 5.103% (US0003M + 0.380%) due 03/09/2023 ~		27,300	27,285
Constellation Energy Generation LLC 3.250% due 06/01/2025		6,300	6,033
Enel Finance International NV
1.375% due 07/12/2026		3,200	2,762
2.650% due 09/10/2024		11,700	11,202
4.250% due 06/15/2025		19,600	18,995
6.800% due 10/14/2025		3,100	3,187
Eversource Energy 0.800% due 08/15/2025		2,300	2,063
Jersey Central Power & Light Co. 4.700% due 04/01/2024		1,700	1,677
Pacific Gas & Electric Co.
3.250% due 06/15/2023		5,600	5,539
3.400% due 08/15/2024		4,100	3,937
3.750% due 02/15/2024		3,500	3,429
3.850% due 11/15/2023		7,600	7,494
4.250% due 08/01/2023		5,400	5,373
4.950% due 06/08/2025		14,200	13,994
Southern Power Co. 0.900% due 01/15/2026		4,290	3,781
SSE PLC 1.250% due 04/16/2025	EUR	2,400	2,432
Verizon Communications, Inc. 2.355% due 03/15/2032		$14,136	11,243

			150,723

Total Corporate Bonds & Notes (Cost $1,931,904)			1,854,585

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024		1,100	1,029

Total Municipal Bonds & Notes (Cost $1,100)			1,029

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
1.000% due 01/25/2043		384	323
1.661% due 10/25/2042 •(a)		10,904	1,133
1.707% due 01/01/2035 •		515	511
1.761% due 11/25/2042 •(a)		11,807	1,164
1.886% due 03/01/2035 •		64	62
2.197% due 04/01/2034 •		131	130
2.261% due 01/25/2042 •(a)		1,309	139
2.500% due 05/25/2028 (a)		3,923	162
2.550% due 03/01/2035 •		50	48
2.585% due 01/01/2024 •		2	2
2.709% due 03/01/2035 •		614	611
2.889% due 07/01/2042 - 07/01/2044 •		152	145
2.939% due 09/01/2041 •		18	17
2.978% due 06/01/2035 •		33	33
3.089% due 10/01/2030 - 11/01/2039 •		187	182
3.185% due 04/01/2024 •		3	3
3.315% due 05/01/2035 •		33	32
3.384% due 12/01/2033 •		40	39
3.435% due 09/01/2032 •		139	138
3.465% due 10/01/2034 •		29	29
3.508% due 06/01/2035 •		154	151
3.566% due 11/01/2034 •		82	80
3.784% due 03/01/2024 •		3	3
3.789% due 08/01/2035 •		568	571
3.817% due 07/01/2035 •		240	236
3.850% due 05/01/2035 •		36	36
3.890% due 09/01/2035 •		154	152
3.952% due 07/01/2035 •		73	72
3.955% due 09/01/2035 •		6	6
3.971% due 08/01/2035 •		141	144
3.975% due 12/01/2036 •		5	5
4.038% due 08/01/2029 •		64	64

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

4.076% due 12/25/2036 •	219	218
4.095% due 11/01/2027 •	4	4
4.161% due 10/01/2035 •	244	241
4.162% due 11/01/2035 •	7	7
4.250% due 05/25/2033	175	171
4.340% due 02/01/2028 •	13	13
4.481% due 01/01/2028 •	2	2
4.509% due 06/25/2034 •	76	74
4.639% due 01/25/2037 •	4	3
4.689% due 03/25/2037 ~	427	416
4.739% due 03/25/2037 •	201	196
4.739% due 07/25/2037 - 03/25/2044 ~	171	167
4.749% due 03/25/2037 •	20	20
4.769% due 07/25/2037 ~	471	462
4.789% due 06/25/2032 - 10/25/2040 ~	8	8
4.789% due 09/25/2035 •	65	64
4.838% due 09/01/2034 •	3	3
4.839% due 12/25/2040 ~	11	11
4.847% due 12/25/2042 ~	663	635
4.859% due 07/25/2037 ~	6	6
4.889% due 08/25/2037 •	20	20
5.059% due 03/25/2038 •	22	22
5.139% due 03/25/2038 ~	217	217
5.139% due 11/25/2039 - 01/25/2040 •	54	54
5.239% due 02/25/2040 ~	135	135
5.500% due 08/25/2034	483	485
6.500% due 07/25/2023 - 09/01/2033	654	678
7.000% due 04/01/2034	9	9
Freddie Mac
0.650% due 10/27/2025	62,200	55,670
0.680% due 08/06/2025	32,300	29,179
0.800% due 10/28/2026 (j)(l)	83,100	72,452
1.632% due 08/15/2043 •(a)	20,632	2,248
2.125% due 03/01/2035 •	69	67
2.152% due 07/15/2036 •(a)	928	77
2.228% due 04/01/2035 •	175	171
2.488% due 03/01/2035 •	83	81
2.497% due 01/01/2024 •	1	1
2.558% due 02/01/2037 •	3	3
2.771% due 08/15/2044 ~	5,288	5,182
2.832% due 08/15/2036 •(a)	2,480	252
3.000% due 03/15/2027 - 05/15/2027 (a)	5,838	246
3.100% due 04/01/2035 •	152	149
3.448% due 07/25/2044 •	1,174	1,177
3.491% due 07/01/2035 •	2	2
3.500% due 08/01/2035 •	203	202
3.500% due 02/01/2047 - 06/01/2047	7,832	7,283
3.704% due 05/01/2037 •	12	12
3.875% due 10/01/2035 •	326	329
3.926% due 07/01/2027 •	4	4
3.936% due 08/15/2032 ~	6	6
4.000% due 01/15/2024 (a)	14	0
4.152% due 10/01/2027 •	2	2
4.290% due 04/01/2035 •	158	155
4.365% due 10/01/2023 •	1	1
4.648% due 02/15/2037 ~	21	20
4.649% due 08/25/2031 ~	480	476
4.658% due 02/15/2037 ~	30	29
4.669% due 09/25/2031 •	736	733
4.718% due 05/15/2037 •	7	7
4.768% due 11/15/2030 - 12/15/2031 •	17	16
4.838% due 05/15/2036 ~	15	15
4.868% due 01/15/2042 ~	14	14
5.173% due 01/15/2038 •	1,737	1,732
5.500% due 07/15/2034	339	341
6.000% due 12/15/2028 - 07/15/2029	15	15
6.500% due 03/15/2029 - 07/25/2043	7,456	7,738
7.000% due 01/01/2030 - 04/01/2032	5	5
7.500% due 07/15/2030	28	30
8.000% due 12/01/2024	3	3
8.500% due 07/01/2024 - 11/01/2025	16	16
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	50	49
1.750% due 12/20/2026 •	1	1
2.000% due 12/20/2027 •	33	31
2.500% due 11/20/2026 •	2	2
2.625% (H15T1Y + 1.500%) due 02/20/2023 - 09/20/2026 ~	87	86
2.625% due 01/20/2027 - 07/20/2034 •	717	704
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2026 ~	19	20
2.875% due 04/20/2027 - 05/20/2030 •	44	44
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	20	20
3.000% due 07/20/2030 •	1	1
3.547% due 04/20/2066 ~	3,418	3,376
4.442% due 03/20/2065 ~	6,947	6,858
4.500% due 08/20/2048	940	924
4.564% due 08/20/2070 ~	17,227	17,304

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

4.642% due 05/20/2066 •	2,310	2,281
4.986% (SOFR30A + 1.160%) due 11/20/2072 ~	75,300	76,138
4.996% (SOFR30A + 1.170%) due 11/20/2072 ~	87,223	88,267
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	424,667	373,831
3.500% due 02/01/2047 - 12/01/2047	170,692	158,384
4.000% due 10/01/2047 - 08/01/2048	12,796	12,240
4.500% due 05/01/2023 - 09/01/2046	1,136	1,120
5.000% due 08/01/2025 - 08/01/2040	515	518
5.500% due 01/01/2023 - 01/01/2025	12	12
6.000% due 09/01/2023 - 01/01/2039	2,110	2,189
6.500% due 07/01/2034 - 03/01/2038	377	393
8.000% due 04/01/2030 - 11/01/2031	181	190
8.500% due 04/01/2025	8	8
9.500% due 07/01/2025 - 11/01/2025	8	8
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2053 - 03/01/2053	322,200	302,308
4.500% due 01/01/2038 - 02/01/2053	374,850	360,865
5.000% due 01/01/2053	39,300	38,732
5.500% due 02/01/2053	2,400	2,405
6.000% due 02/01/2053	100	101
Vendee Mortgage Trust 6.500% due 05/15/2029	3,397	3,446

Total U.S. Government Agencies (Cost $1,747,544)		1,649,761

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,950	6,463
280 Park Avenue Mortgage Trust 5.117% due 09/15/2034 •	10,200	9,953
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	36	35
American Home Mortgage Assets Trust 4.929% due 11/25/2035 •	370	343
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	9,707	8,063
Ashford Hospitality Trust 5.218% due 04/15/2035 •	1,266	1,224
Atrium Hotel Portfolio Trust
5.268% due 06/15/2035 ~	1,250	1,208
5.498% due 12/15/2036 •	9,945	9,687
Austin Fairmont Hotel Trust 5.368% due 09/15/2032 •	3,600	3,524
BAMLL Commercial Mortgage Securities Trust
5.368% due 04/15/2036 ~	10,500	10,268
5.368% due 09/15/2038 •	4,100	3,853
6.218% due 03/15/2037 ~	500	491
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	2,411	2,291
Banc of America Funding Trust
3.418% due 05/25/2035 ~	73	69
3.958% due 02/20/2036 ~	240	224
4.593% due 05/20/2035 ~	344	340
5.500% due 09/25/2035	252	242
Banc of America Mortgage Trust
2.543% due 02/25/2035 ~	58	55
3.943% due 09/25/2035 ^~	1,162	991
4.014% due 05/25/2033 ~	5	5
Barclays Commercial Mortgage Securities Trust
5.293% due 08/15/2036 •	1,500	1,475
5.318% due 10/15/2037 ~	167	161
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	8	7
3.239% due 04/25/2033 ~	144	142
3.250% due 02/25/2033 ~	31	25
3.810% due 01/25/2035 ~	208	188
3.830% due 01/25/2034 ~	5	5
3.898% due 08/25/2033 ~	45	45
3.981% due 08/25/2035 ^~	599	488
3.992% due 08/25/2035 ^~	4,676	4,299
4.045% due 08/25/2033 ~	190	178
4.130% due 10/25/2036 ^~	196	173
4.340% due 02/25/2033 ~	14	13
4.960% due 01/25/2035 ~	1	1
Bear Stearns ALT-A Trust
3.042% due 04/25/2035 ~	1,367	1,342
3.115% due 05/25/2035 ~	290	270
3.729% due 09/25/2035 ^~	1,051	653
4.817% due 09/25/2034 ~	103	100
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~	2,075	1,669
Beneria Cowen & Pritzer Collateral Funding Corp. 5.117% due 06/15/2038 ~	398	372
BFLD Trust 5.408% due 10/15/2034 •	3,395	3,334

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

BX Trust
5.118% due 05/15/2030 ~		3,600	3,496
5.405% due 10/15/2036 ~		10,100	9,893
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.669% due 01/25/2035 •		123	113
Citigroup Commercial Mortgage Trust 5.273% due 12/15/2036 •		2,950	2,892
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~		258	241
2.968% due 03/25/2036 ^~		1,005	934
6.080% due 09/25/2035 •		10	9
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~		10,400	9,927
Commercial Mortgage Trust
5.218% due 06/15/2034 •		3,400	3,240
5.618% due 12/15/2038 ~		23,573	21,796
Countrywide Alternative Loan Trust 4.789% due 06/25/2036 ^•		360	167
Countrywide Home Loan Mortgage Pass-Through Trust 6.537% due 02/20/2036 ^•		4,416	4,004
Credit Suisse First Boston Mortgage Securities Corp. 3.792% due 03/25/2032 ~		227	207
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.643% due 10/25/2033 ~		20	19
Credit Suisse Mortgage Capital Trust 3.657% due 07/25/2050 ~		20,498	20,635
CRSNT Commercial Mortgage Trust 5.140% due 04/15/2036 ~		25,400	23,920
DBGS Mortgage Trust 5.713% due 10/15/2036 •		1,220	1,149
DBWF Mortgage Trust 5.469% due 12/19/2030 •		14,558	14,146
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.789% due 06/25/2037 ~		7,646	6,713
DROP Mortgage Trust 5.470% due 10/15/2043 •		23,100	22,043
EMF-NL Prime BV 2.228% due 04/17/2041 •	EUR	3,000	2,674
Eurosail PLC
3.671% due 03/13/2045 •	GBP	164	197
4.461% (SONIO/N + 1.069%) due 06/13/2045 ~		4,213	5,007
Extended Stay America Trust 5.398% due 07/15/2038 ~		$1,562	1,519
First Horizon Alternative Mortgage Securities Trust
3.740% due 09/25/2035 ^~		151	130
3.858% due 09/25/2034 ~		35	32
Great Hall Mortgages PLC
2.192% due 03/18/2039 •	EUR	270	285
4.868% due 06/18/2039 ~		$3,082	3,023
GS Mortgage Securities Corp. Trust
5.268% due 12/15/2036 •		19,146	18,408
5.318% due 11/15/2032 ~		4,418	4,297
5.418% due 12/15/2036 •		280	273
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		22,762	18,380
3.000% due 09/25/2052 ~		24,430	20,418
GSR Mortgage Loan Trust
3.507% due 07/25/2035 ~		496	283
3.767% due 09/25/2035 ~		188	176
3.955% due 09/25/2035 ~		1,135	1,108
4.142% due 09/25/2035 ~		18	16
6.000% due 03/25/2032		19	18
HarborView Mortgage Loan Trust 3.275% due 07/19/2035 ^~		1,566	1,148
Hilton Orlando Trust 5.338% due 12/15/2034 •		150	146
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		260	258
Hops Hill No. 1 PLC 4.382% due 05/27/2054 •	GBP	2,202	2,636
IndyMac INDX Mortgage Loan Trust 4.809% due 05/25/2046 ~		$1,038	906
InTown Mortgage Trust 6.825% due 08/15/2039 ~		19,800	19,720
JP Morgan Chase Commercial Mortgage Securities Trust 5.418% due 12/15/2036 •		7,000	6,496
JP Morgan Mortgage Trust
3.461% due 04/25/2037 ^~		164	124
3.939% due 07/25/2035 ~		36	35
3.960% due 08/25/2035 ^~		1,079	891
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~		14,584	13,971
MASTR Adjustable Rate Mortgages Trust 3.874% due 11/21/2034 ~		49	44
MBRT 5.518% due 11/15/2036 •		200	196

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Morgan Stanley Capital Trust
5.268% due 12/15/2036 ~		100	96
5.293% due 11/15/2034 ~		6,485	6,285
Morgan Stanley Mortgage Loan Trust
3.196% due 08/25/2034 ~		49	45
4.649% due 04/25/2035 •		1,053	979
4.709% due 01/25/2035 •		254	226
5.500% due 11/25/2035		1,095	996
MortgageIT Mortgage Loan Trust 5.029% due 02/25/2035 •		162	155
Mortimer BTL PLC 4.507% due 06/21/2052 •	GBP	3,669	4,422
Natixis Commercial Mortgage Securities Trust
5.268% due 08/15/2038 •		$5,200	4,896
6.159% due 03/15/2035 •		2,300	2,240
New Orleans Hotel Trust 5.307% due 04/15/2032 •		1,400	1,333
Newgate Funding PLC 2.646% due 12/15/2050 •	EUR	1,031	1,029
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~		$4,700	4,274
OBX Trust
3.000% due 01/25/2052 ~		23,293	19,524
4.421% due 10/25/2051 ~		5,744	5,263
One Market Plaza Trust 3.614% due 02/10/2032		8,600	8,279
ONE Park Mortgage Trust 5.150% due 03/15/2036 •		2,450	2,337
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.949% due 12/25/2035 •		2,060	1,885
Prime Mortgage Trust 4.789% due 02/25/2034 •		178	175
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	15,521	18,696
RESIMAC Bastille Trust 4.822% due 02/03/2053 ~		$58,118	57,491
Ripon Mortgages PLC
0.000% due 08/28/2056 (d)	GBP	25,996	23,733
4.011% due 08/28/2056 •		41,938	49,760
4.211% due 08/28/2056 ~		15,435	18,039
4.811% due 08/28/2056 •		1,792	2,036
6.311% due 08/28/2056 •		2,461	2,914
RMAC PLC 4.206% due 06/12/2046 ~		4,074	4,900
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~		$3,500	3,217
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •	GBP	22,171	26,575
Structured Adjustable Rate Mortgage Loan Trust 3.780% due 02/25/2034 ~		$17	16
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		31	31
4.649% due 03/25/2037 ~		43	15
4.949% due 02/25/2036 ^•		875	677
4.999% due 09/19/2032 ~		308	294
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.041% due 06/25/2033 ~		14	13
SunTrust Adjustable Rate Mortgage Loan Trust 3.504% due 01/25/2037 ^~		614	461
Tharaldson Hotel Portfolio Trust 5.268% due 11/11/2034 ~		4,431	4,312
Thornburg Mortgage Securities Trust
3.256% due 12/25/2045 ^•		1,084	972
3.967% due 10/25/2045 ~		1,701	1,613
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	35,404	42,344
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		19,841	23,846
4.171% due 05/20/2045 •		36,606	43,593
4.190% (BP0003M + 0.800%) due 02/20/2045 ~		466	556
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,742	2,559
5.389% due 05/25/2058 ~		5,161	5,118
Trinity Square PLC 3.729% due 07/15/2059 ~	GBP	15,481	18,499
TTAN 5.168% due 03/15/2038 ~		$49	48
UWM Mortgage Trust 4.471% due 12/25/2051 •		20,591	19,100
VASA Trust 5.218% due 07/15/2039 •		5,000	4,622
Waikiki Beach Hotel Trust 5.368% due 12/15/2033 •		10,699	10,353
WaMu Mortgage Pass-Through Certificates Trust
3.048% due 08/25/2046 ~		25	22
3.448% due 06/25/2042 ~		184	165
3.476% due 01/25/2036 ~		88	81

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

4.969% due 10/25/2045 ~		28	26
5.129% due 11/25/2034 •		1,574	1,420
6.000% due 06/25/2034		490	471
Washington Mutual Mortgage Pass-Through Certificates Trust 2.975% due 02/25/2033 ~		3	3
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047		14,015	13,658

Total Non-Agency Mortgage-Backed Securities (Cost $853,303)			809,316

ASSET-BACKED SECURITIES 22.1%
ACAS CLO Ltd. 5.084% due 10/18/2028 •		2,402	2,372
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		10,996	10,919
American Money Management Corp. CLO Ltd. 4.949% due 04/17/2029 ~		5,968	5,939
Anchorage Capital CLO Ltd. 5.219% due 07/15/2032 •		22,000	21,454
Apidos CLO
5.094% due 07/18/2029 •		14,000	13,835
5.253% due 04/20/2031 •		4,500	4,436
Arbor Realty Commercial Real Estate Notes Ltd.
5.257% due 01/15/2037 •		5,500	5,360
5.418% due 05/15/2036 ~		7,600	7,349
AREIT Trust 5.076% due 01/16/2037 ~		22,816	21,803
Ares CLO Ltd. 5.244% due 04/18/2031 •		23,200	22,794
Asset-Backed Securities Corp. Home Equity Loan Trust 4.838% due 06/15/2031 ~		4	4
Atlas Static Senior Loan Fund Ltd. 5.100% due 07/15/2030 ~		13,100	13,060
Barings CLO Ltd. 5.313% due 01/20/2032 ~		702	693
BDS Ltd.
5.426% due 08/15/2036 •		227	225
5.689% due 12/16/2036 ~		23,000	22,315
Bear Stearns Asset-Backed Securities Trust
5.389% due 10/25/2037 ~		288	287
5.389% due 11/25/2042 •		234	228
6.189% due 03/25/2043 •		1,287	1,253
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		25,400	25,078
5.429% due 01/15/2033 ~		15,900	15,611
Black Diamond CLO DAC 2.316% due 01/20/2032 ~	EUR	4,743	4,964
BlueMountain CLO Ltd. 5.159% due 07/15/2031 •		$8,000	7,868
BNPP AM Euro CLO DAC 1.978% due 04/15/2031 ~	EUR	300	311
BSPDF Issuer Ltd. 5.518% due 10/15/2036 •		$10,000	9,573
BSPRT Issuer Ltd. 6.632% due 07/15/2039 •		22,000	21,526
Capital One Multi-Asset Execution Trust
4.898% due 07/15/2027 ~		19,300	19,276
4.950% due 10/15/2027		24,000	24,204
Carlyle Euro CLO DAC 2.688% due 08/15/2032 ~	EUR	8,900	9,255
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~		250	259
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		$19,700	19,386
Carmax Auto Owner Trust 4.578% due 09/15/2025 •		20,000	20,036
Carvana Auto Receivables Trust 2.570% due 05/12/2025		14,487	14,353
Catamaran CLO Ltd. 5.425% due 04/22/2030 •		6,268	6,178
Centex Home Equity Loan Trust 5.319% due 09/25/2034 •		1,097	1,044
CIFC Funding Ltd.
5.275% due 10/24/2030 ~		21,000	20,791
5.294% due 07/18/2031 •		4,400	4,331
Citibank Credit Card Issuance Trust
4.827% due 08/07/2027 •		12,900	12,900
4.981% due 04/22/2026 ~		12,600	12,609
Countrywide Asset-Backed Certificates Trust
4.809% due 01/25/2045 ~		1,944	1,927
5.109% due 07/25/2034 •		712	698
5.139% due 03/25/2034 ~		310	302
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 •		12,500	12,467
Dell Equipment Finance Trust 2.110% due 08/23/2027		10,429	10,292

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Discover Card Execution Note Trust 4.918% due 12/15/2026 ~		19,600	19,610
Dryden Senior Loan Fund 5.099% due 04/15/2029 ~		22,733	22,489
Edsouth Indenture LLC 5.539% due 09/25/2040 •		699	699
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		19,600	19,174
5.760% due 10/22/2029		13,100	13,169
EquiFirst Mortgage Loan Trust 4.869% due 01/25/2034 •		178	170
Exeter Automobile Receivables Trust 4.330% due 02/17/2026		1,100	1,090
First Franklin Mortgage Loan Asset-Backed Certificates 5.214% due 05/25/2034 •		1,091	1,058
Flagship Credit Auto Trust 3.280% due 08/15/2025		19,211	19,027
Fremont Home Loan Trust 4.449% due 01/25/2037 •		180	82
Gallatin CLO Ltd.
5.169% due 07/15/2031 ~		28,000	27,517
5.328% due 01/21/2028 •		10,790	10,702
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		10,665	10,519
3.550% due 01/15/2026		11,129	11,002
4.590% due 05/15/2026		8,000	7,953
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024		17,506	17,307
GPMT Ltd.
5.589% due 07/16/2035 •		14,507	14,237
5.711% due 12/15/2036 •		22,182	21,461
GSAMP Trust
3.312% due 11/25/2034 ~		1,316	1,257
4.459% due 12/25/2036 ~		1,422	712
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		22,500	21,947
3.730% due 09/25/2026		22,500	21,524
Home Equity Asset Trust 4.669% due 08/25/2036 ~		6,883	6,692
HPEFS Equipment Trust 3.150% due 09/20/2029		17,800	17,537
HSI Asset Securitization Corp. Trust 4.489% due 10/25/2036 •		30	12
LCM LP 5.097% due 07/19/2027 ~		17,302	17,115
LCM Ltd. 5.063% due 07/20/2030 •		24,732	24,452
LL ABS Trust 3.760% due 11/15/2029		13,594	13,316
LoanCore Issuer Ltd.
4.722% due 07/15/2035 ~		10,793	10,481
5.618% due 07/15/2036 •		13,800	13,296
Lument Finance Trust, Inc. 5.488% due 06/15/2039 ~		21,000	20,508
Madison Park Euro Funding DAC 2.178% due 07/15/2032 ~	EUR	5,000	5,186
Madison Park Funding Ltd. 5.328% due 07/27/2031 ~		$5,700	5,635
Magnetite Ltd.
4.879% due 01/15/2028 •		958	945
5.059% due 04/15/2031 ~		990	974
5.486% due 11/15/2028 ~		23,154	22,903
Marathon Static CLO Ltd. 5.070% due 07/20/2030 •		10,000	9,931
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		1,323	1,317
MF1 Ltd.
5.176% due 02/19/2037 ~		23,000	22,157
6.471% due 06/19/2037 •		22,500	22,182
Mid-State Trust 4.864% due 07/15/2038		103	99
MMAF Equipment Finance LLC 5.570% due 09/09/2025		7,250	7,264
Morgan Stanley ABS Capital, Inc. Trust
4.639% due 05/25/2037 ~		3,322	2,917
5.094% due 12/25/2034 •		403	379
Morgan Stanley IXIS Real Estate Capital Trust 4.439% due 11/25/2036 •		14	5
Mountain View CLO LLC 5.119% due 01/16/2031 •		2,200	2,166
Mountain View CLO Ltd. 4.761% due 10/13/2027 •		449	449
Nassau Ltd. 5.229% due 10/15/2029 •		2,201	2,173
New Century Home Equity Loan Trust
5.049% due 02/25/2036 ~		124	124

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

5.109% due 03/25/2035 •		2,002	1,915
NovaStar Mortgage Funding Trust 4.709% due 05/25/2036 •		1,846	1,800
Oaktree CLO Ltd. 5.363% due 10/20/2032 ~		20,100	19,499
OCP Euro CLO DAC 2.382% due 09/22/2034 •	EUR	3,200	3,329
Option One Mortgage Loan Trust 5.124% due 08/25/2035 •		$242	241
Oscar U.S. Funding LLC 2.820% due 04/10/2029		23,000	21,123
Palmer Square CLO Ltd. 5.227% due 10/17/2031 ~		12,200	12,010
PFP Ltd.
5.168% due 04/14/2038 •		4,425	4,308
5.326% due 08/09/2037 •		578	554
6.600% due 08/19/2035 ~		18,600	18,271
RAAC Trust 5.089% due 03/25/2034 •		76	74
Ready Capital Mortgage Financing LLC
5.389% due 04/25/2038 •		19,314	18,795
5.589% due 11/25/2036 •		2,456	2,352
5.594% due 01/25/2037 •		23,000	22,453
Renaissance Home Equity Loan Trust 5.089% due 08/25/2032 ~		40	35
RR 3 Ltd. 5.169% due 01/15/2030 ~		1,400	1,384
Santander Drive Auto Receivables Trust
2.760% due 03/17/2025		27,953	27,838
3.980% due 01/15/2025		38,600	38,409
4.370% due 05/15/2025		23,000	22,898
5.810% due 01/15/2026		2,250	2,255
Saranac CLO Ltd. 6.353% due 06/22/2030 ~		1,338	1,319
Saxon Asset Securities Trust 2.047% due 03/25/2035 ^•		446	432
Securitized Asset-Backed Receivables LLC Trust
4.509% due 12/25/2036 ^•		2,923	670
4.519% due 05/25/2037 ^•		396	299
SLM Student Loan Trust
2.596% due 12/15/2033 ~	EUR	639	653
4.478% due 01/25/2027 •		$375	375
4.508% due 10/25/2029 ~		5,824	5,787
SMB Private Education Loan Trust
3.940% due 02/16/2055		20,226	18,714
4.668% due 02/16/2055 •		20,226	19,630
Sound Point CLO Ltd.
5.223% due 10/20/2030 •		28,200	27,818
5.338% due 07/25/2030 •		30,600	30,141
5.453% due 07/20/2032 ~		23,000	22,223
Soundview Home Loan Trust 4.509% due 11/25/2036 •		1,145	331
Stratus CLO Ltd. 5.193% due 12/29/2029 •		3,168	3,116
Structured Asset Investment Loan Trust
5.094% due 03/25/2034 ~		2,479	2,333
5.289% due 09/25/2034 •		95	92
5.364% due 10/25/2033 •		123	121
Structured Asset Securities Corp. 5.049% due 02/25/2035 •		199	198
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		3,644	3,589
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		23,000	22,494
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		23,000	22,383
TICP CLO Ltd.
5.083% due 04/20/2028 ~		9,139	9,113
5.157% due 04/26/2028 ~		4,357	4,336
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	2,400	2,494
Towd Point HE Trust 0.918% due 02/25/2063 ~		$7,216	6,780
TPG Real Estate Finance Issuer Ltd.
5.458% due 02/15/2039 ~		23,000	22,468
5.526% due 03/15/2038 •		20,800	20,137
5.590% due 10/15/2034 •		2,405	2,375
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		8,551	8,460
TSTAT Ltd. 4.854% due 07/20/2031 •		7,600	7,581
Venture CLO Ltd.
4.959% due 04/15/2027 ~		1,025	1,024
4.959% due 07/15/2027 •		64	64
5.263% due 04/20/2029 ~		11,082	10,972
5.293% due 07/20/2030 ~		7,495	7,322

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

5.373% due 04/20/2032 ~		22,000	21,449
Vibrant CLO Ltd. 5.283% due 09/15/2030 •		847	833
VMC Finance LLC 5.439% due 06/16/2036 ~		12,680	11,900
Wellfleet CLO Ltd. 5.133% due 07/20/2029 •		17,922	17,690
Westlake Automobile Receivables Trust 4.937% due 08/15/2025 ~		17,524	17,437

Total Asset-Backed Securities (Cost $1,529,111)			1,497,182

SOVEREIGN ISSUES 0.0%
Provincia de Buenos Aires 72.913% due 04/12/2025	ARS	28,931	80

Total Sovereign Issues (Cost $761)			80

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (b)		572	0

Total Common Stocks (Cost $607)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.3%
COMMERCIAL PAPER 0.9%
American Electric Power Co., Inc. 4.730% due 01/05/2023		$2,600	2,598
Baxter International, Inc. 4.730% due 01/23/2023		6,300	6,280
Crown Castle, Inc.
5.100% due 01/05/2023		5,000	4,996
5.100% due 01/09/2023		10,000	9,986
Dominion Energy, Inc. 4.700% due 02/01/2023		4,000	3,983
Duke Energy Corp. 4.650% due 01/09/2023		4,700	4,694
Enel Finance America LLC 6.000% due 01/12/2023		5,750	5,740
Entergy Corp. 4.750% due 01/11/2023		4,650	4,643
Hitachi America Capital Ltd. 4.700% due 01/04/2023		4,950	4,947
Humana, Inc. 4.850% due 01/05/2023		2,950	2,948
Parker-Hannifin Corp.
4.700% due 01/18/2023		1,350	1,347
4.700% due 01/19/2023		1,350	1,347
Thomson Reuters Corp. 4.770% due 01/25/2023		5,000	4,984
Virginia Electric & Power Co. 4.720% due 02/06/2023		2,850	2,836
Walgreens Boots Alliance, Inc. 4.950% due 01/18/2023		1,400	1,397

			62,726

REPURCHASE AGREEMENTS (h) 18.9%			1,279,424

SHORT-TERM NOTES 5.2%
Federal Home Loan Bank
4.320% due 01/24/2023 •		73,100	73,100
4.325% due 02/06/2023 •		66,000	66,001
4.345% due 02/23/2023 •(j)		70,200	70,204
4.345% due 03/06/2023 •		139,000	139,010

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

HPEFS Equipment Trust 1.905% due 05/22/2023		3,816	3,807

			352,122

HUNGARY TREASURY BILLS 0.2%
18.250% due 01/03/2023 (d)(e)	HUF	4,834,000	12,960

ISRAEL TREASURY BILLS 0.6%
0.259% due 01/04/2023 - 05/03/2023 (c)(d)	ILS	135,780	38,491

JAPAN TREASURY BILLS 3.3%
(0.135)% due 02/20/2023 (d)(e)	JPY	29,140,000	222,090

U.S. TREASURY BILLS 0.2%
4.175% due 02/02/2023 - 03/02/2023 (c)(d)(l)		$14,762	14,679

Total Short-Term Instruments (Cost $1,973,156)			1,982,492

Total Investments in Securities (Cost $8,054,280)			7,811,282

		SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short Asset Portfolio		21,623,161	207,279
PIMCO Short-Term Floating NAV Portfolio III		15,218	148

Total Short-Term Instruments (Cost $210,805)			207,427

Total Investments in Affiliates (Cost $210,805)			207,427

Total Investments 118.4% (Cost $8,265,085)			$8,018,709
Financial Derivative Instruments (i)(k) (0.6)%(Cost or Premiums, net $(8,935))			(39,404)
Other Assets and Liabilities, net (17.8)%			(1,204,142)

Net Assets 100.0%			$6,775,163

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Security did not produce income within the last twelve months.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Coupon represents a yield to maturity.
(f)									Contingent convertible security.
(g)									RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Wells Fargo & Co.					2.509%	10/27/2023	10/20/2020		$9,465	$8,873	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

CIB	4.250%	01/03/2023	01/04/2023		$570,600	U.S. Treasury Inflation Protected Securities 0.125% - 1.375% due 04/15/2023 - 02/15/2044			$(372,312)	$570,600	$570,600
						U.S. Treasury Notes 0.500% due 04/30/2027			(210,198)
	4.260	12/30/2022	01/03/2023		588,400	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025 - 01/15/2032			(602,647)	588,400	588,679
FICC	1.900	12/30/2022	01/03/2023		189	U.S. Treasury Bills 0.000% due 06/29/2023			(193)	189	189
	4.280	12/30/2022	01/03/2023		87,000	U.S. Treasury Notes 2.625% due 07/31/2029			(88,740)	87,000	87,041
TOR	4.080	12/21/2022	01/04/2023	CAD	45,000	Province of Ontario Canada 2.150% due 06/02/2031			(33,281)	33,235	33,283

Total Repurchase Agreements									$(1,307,371)	$1,279,424	$1,279,792

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.8)%
Uniform Mortgage-Backed Security, TBA							3.000%	02/01/2053	$418,700	$(373,052)	$(367,878)
Uniform Mortgage-Backed Security, TBA							3.500	02/01/2053	176,500	(163,067)	(160,474)

Total Short Sales (7.8)%										$(536,119)	$(528,352)

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(148) at a weighted average interest rate of 1.105%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures						$96.500	12/15/2023	138	$345	$(129)	$(419)
Call - CME 3-Month SOFR Active Contract December 2023 Futures						98.000	12/15/2023	138	345	(112)	(12)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	2,372	5,930	(3,500)	(8,443)

Total Written Options	$(3,741)	$(8,874)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	587	$83,527	$(5,389)	$295	$(666)
U.S. Treasury 2-Year Note March Futures	03/2023	17,844	3,659,414	2,630	0	(2,788)
U.S. Treasury 5-Year Note March Futures	03/2023	660	71,234	(177)	0	(57)

$(2,936)	$295	$(3,511)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond March Futures	03/2023	65	$(72,043)	$1,320	$99	$0
U.S. Treasury 10-Year Note March Futures	03/2023	5,502	(617,857)	2,247	774	0
U.S. Ultra Treasury Note March Futures	03/2023	719	(85,044)	595	45	0

$4,162	$918	$0

Total Futures Contracts	$1,226	$1,213	$(3,511)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Enbridge, Inc.	1.000%	Quarterly	12/20/2024	0.683%	$25,000	$291	$(132)	$159	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	2.457	2,100	101	1	102	1	0

$392	$(131)	$261	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$146,421	$1,432	$(4,743)	$(3,311)	$0	$(1)
CDX.IG-39 5-Year Index	(1.000)	Quarterly	12/20/2027	719,000	(5,134)	(878)	(6,012)	0	(28)

$(3,702)	$(5,621)	$(9,323)	$0	$(29)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	24,850	$(669)	$(6,324)	$(6,993)	$0	$(23)
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/11/2032	24,850	0	(6,995)	(6,995)	0	(23)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052	9,200	687	4,492	5,179	15	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052	9,200	0	5,179	5,179	15	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	JPY	49,140,000	725	(1,224)	(499)	170	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	4,960,000	(127)	2,306	2,179	265	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	1,690,000	959	1,326	2,285	111	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	9,080,000	518	8,333	8,851	804	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	$30,600	0	41	41	17	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	19,700	0	10	10	11	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	150,400	(572)	(10,080)	(10,652)	0	(303)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	79,700	8,224	2,200	10,424	229	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,442,200	(3,369)	(10,656)	(14,025)	92	0
Pay(7)	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	566,600	(110)	(3,174)	(3,284)	19	0
Pay(7)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	776,400	49	(17,074)	(17,025)	0	(758)
Receive(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	125,500	1,388	15,365	16,753	661	0

$7,703	$(16,275)	$(8,572)	$2,409	$(1,107)

Total Swap Agreements	$4,393	$(22,027)	$(17,634)	$2,411	$(1,136)

(j)

Securities with an aggregate market value of $34,213 and cash of $65,012 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin liability of $(169) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	02/2023	$2,488	NZD	3,934	$21	$(11)
BOA	01/2023	7,960	AUD	11,752	44	0
01/2023	631	ZAR	11,220	29	0
02/2023	EUR	2,965	$3,164	0	(19)
02/2023	GBP	48,612	57,361	0	(1,473)
02/2023	$1,459	GBP	1,223	21	0
02/2023	5,718	JPY	772,900	204	0
03/2023	ZAR	686,190	$38,862	0	(1,289)
BPS	02/2023	EUR	56,502	58,589	0	(2,068)
03/2023	INR	15,815	191	0	0
03/2023	MXN	3,378	168	0	(3)
03/2023	PEN	38,662	9,944	0	(171)
BRC	01/2023	HUF	4,045,751	10,551	0	(296)
02/2023	JPY	29,140,000	208,528	0	(14,900)
02/2023	$1,012	GBP	839	3	0
CBK	01/2023	ILS	98,580	$31,223	3,178	0
01/2023	$32,407	BRL	173,783	509	0
01/2023	3,522	PEN	14,094	182	0
01/2023	2,155	ZAR	37,761	63	0
02/2023	NZD	18,048	$10,949	0	(515)
02/2023	PEN	15,326	3,843	0	(182)
02/2023	$7,916	GBP	6,545	27	(22)
02/2023	25,987	PEN	104,300	1,389	0
03/2023	1,635	6,414	43	0
04/2023	4,493	17,971	199	0
05/2023	ILS	36,864	$10,889	326	0
07/2023	PEN	123,325	30,379	0	(1,626)
CLY	01/2023	HUF	769,708	2,004	0	(60)
02/2023	$1,253	NZD	1,957	0	(10)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

GLM	01/2023	BRL	173,783	$32,820	0	(95)
01/2023	CAD	45,070	33,110	0	(177)
01/2023	CNH	884	127	0	(1)
02/2023	$32,616	BRL	173,783	120	0
MBC	01/2023	AUD	2,633	$1,780	0	(13)
02/2023	JPY	609,500	4,389	0	(281)
03/2023	$36,764	ZAR	686,190	3,387	0
05/2023	CNH	127,706	$19,029	398	0
MYI	01/2023	AUD	37,897	25,450	0	(359)
02/2023	$3,408	NZD	5,523	101	0
RBC	01/2023	AUD	437	$293	0	(4)
RYL	02/2023	NZD	4,152	2,656	19	0
02/2023	SEK	3,235	314	3	0
SCX	01/2023	CAD	3,528	2,626	20	0
01/2023	KRW	290,999	220	0	(11)
01/2023	$8,152	PEN	32,740	452	0
02/2023	NZD	11,483	$7,107	0	(187)
04/2023	ZAR	577,288	31,382	0	(2,311)
SOG	01/2023	$300	ZAR	5,327	13	0
02/2023	GBP	202,524	$238,808	0	(6,302)
TOR	01/2023	CAD	8,968	6,671	48	0
UAG	02/2023	NZD	3,801	2,401	0	(13)
02/2023	$9,731	ZAR	181,255	899	0
03/2023	1,184	21,160	53	0
05/2023	17,841	CNH	123,636	197	0

Total Forward Foreign Currency Contracts	$11,948	$(32,399)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	79,400	$635	$646
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	73,100	548	594
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	66,900	509	543

Total Purchased Options	$1,692	$1,783

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	79,400	$(397)	$(402)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	79,400	(238)	(226)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	131,700	(464)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	131,700	(464)	(793)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	9,900	(76)	(32)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	9,900	(76)	(117)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	73,100	(344)	(376)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	73,100	(205)	(217)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	94,100	(645)	(101)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	94,100	(645)	(1,320)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	42,400	(154)	(29)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	42,400	(154)	(303)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	86,100	(269)	(72)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	86,100	(269)	(595)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	66,900	(321)	(344)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	66,900	(187)	(199)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	15,100	(102)	(20)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	15,100	(102)	(205)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	45,300	(287)	(57)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	45,300	(287)	(618)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	9,900	(76)	(32)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	9,900	(76)	(117)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	9,900	(75)	(33)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	9,900	(75)	(114)

$(5,988)	$(6,324)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	$100.000	02/06/2023	1,500	$(10)	$(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	1,500	(9)	(3)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	9,800	(29)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	4,600	(14)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	6,600	(46)	(40)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	2,400	(17)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	6,600	(38)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	2,400	(14)	(4)

$(177)	$(90)

Total Written Options	$(6,165)	$(6,414)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.103%	$38,000	$(1,834)	$365	$0	$(1,469)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	3,000	(144)	(34)	0	(178)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	600	(53)	9	0	(44)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	1,800	(88)	5	0	(83)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	7,200	(352)	21	0	(331)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	1,800	(65)	(42)	0	(107)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	9,200	(444)	88	0	(356)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	1,100	(40)	(25)	0	(65)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	600	(53)	9	0	(44)
Equinix, Inc.	5.000	Quarterly	06/20/2027	1.569	11,400	1,594	(21)	1,573	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	9,400	(425)	(134)	0	(559)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	10,800	(963)	180	0	(783)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	46,800	(2,247)	437	0	(1,810)

Total Swap Agreements	$(5,114)	$858	$1,573	$(5,829)

(l)

Securities with an aggregate market value of $32,279 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2022 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$16,837	$16,837
Corporate Bonds & Notes
Banking & Finance	0	1,229,290	0	1,229,290
Industrials	0	474,572	0	474,572
Utilities	0	150,723	0	150,723
Municipal Bonds & Notes
Texas	0	1,029	0	1,029
U.S. Government Agencies	0	1,649,761	0	1,649,761
Non-Agency Mortgage-Backed Securities	0	809,316	0	809,316
Asset-Backed Securities	0	1,497,182	0	1,497,182
Sovereign Issues	0	80	0	80
Short-Term Instruments
Commercial Paper	0	62,726	0	62,726
Repurchase Agreements	0	1,279,424	0	1,279,424
Short-Term Notes	0	352,122	0	352,122
Hungary Treasury Bills	0	12,960	0	12,960
Israel Treasury Bills	0	38,491	0	38,491
Japan Treasury Bills	0	222,090	0	222,090
U.S. Treasury Bills	0	14,679	0	14,679

	$0	$7,794,445	$16,837	$7,811,282
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$207,427	$0	$0	$207,427

Total Investments	$207,427	$7,794,445	$16,837	$8,018,709

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(528,352)	$0	$(528,352)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	394	3,230	0	3,624
Over the counter	0	15,304	0	15,304

	$394	$18,534	$0	$18,928
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(666)	(12,855)	0	(13,521)
Over the counter	0	(44,642)	0	(44,642)

	$(666)	$(57,497)	$0	$(58,163)

Total Financial Derivative Instruments	$(272)	$(38,963)	$0	$(39,235)

Totals	$207,155	$7,227,130	$16,837	$7,451,122

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Low Duration Fund II	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.3% ¤
CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 6.1%
Bank of America Corp. 1.486% due 05/19/2024 •	$1,100	$1,083
Camden Property Trust 3.500% due 09/15/2024	1,100	1,061
Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,031
4.166% due 05/09/2025 •	900	880
4.250% due 04/30/2025	500	491
Citigroup, Inc. 4.615% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)	800	782
Equitable Financial Life Global Funding 0.800% due 08/12/2024	1,300	1,207
Federal Realty Investment Trust 3.950% due 01/15/2024	1,000	987
GA Global Funding Trust
0.800% due 09/13/2024	1,000	914
1.250% due 12/08/2023	900	864
3.850% due 04/11/2025	1,000	958
Goldman Sachs Group, Inc.
5.442% (US0003M + 0.750%) due 02/23/2023 ~	1,200	1,201
6.334% (US0003M + 1.600%) due 11/29/2023 ~	900	907
JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,100	1,089
5.088% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	969
Key Corp. 3.878% due 05/23/2025 •	900	881
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,179
Morgan Stanley 2.630% due 02/18/2026 •	2,900	2,725
Pricoa Global Funding 4.200% due 08/28/2025	900	883
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •	200	200

		20,292

INDUSTRIALS 3.4%
7-Eleven, Inc. 0.800% due 02/10/2024	1,300	1,238
American Airlines Pass-Through Trust 3.575% due 07/15/2029	1,072	959
CenterPoint Energy Resources Corp. 5.279% (US0003M + 0.500%) due 03/02/2023 ~	805	804
Comcast Corp. 5.250% due 11/07/2025	200	203
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	1,000	961
4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,100	1,099
4.918% (SOFRRATE + 0.600%) due 12/14/2023 ~	1,000	994
5.062% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	987
Elevance Health, Inc. 3.350% due 12/01/2024	800	776
Mercedes-Benz Finance North America LLC 5.500% due 11/27/2024	1,200	1,208
Philip Morris International, Inc. 5.125% due 11/15/2024	1,200	1,202
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023	900	893

		11,324

UTILITIES 1.5%
Atmos Energy Corp. 5.103% (US0003M + 0.380%) due 03/09/2023 ~	1,300	1,299
Entergy Arkansas LLC 3.050% due 06/01/2023	1,100	1,092
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,016

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,793

		5,200

Total Corporate Bonds & Notes (Cost $38,278)		36,816

MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.041% due 11/01/2023	700	679

Total Municipal Bonds & Notes (Cost $700)		679

U.S. GOVERNMENT AGENCIES 25.2%
Fannie Mae
1.707% due 01/01/2035 •	22	22
1.861% due 01/25/2040 •(a)	740	57
2.250% due 01/01/2024 •	5	5
2.889% due 07/01/2042 •	35	33
2.939% due 09/01/2041 •	88	85
2.978% due 06/01/2035 •	70	68
3.089% due 08/01/2030 •	30	29
3.462% due 05/01/2038 •	129	131
3.952% due 07/01/2035 •	3	3
4.000% due 01/25/2033	5	5
4.027% due 11/01/2034 •	85	87
4.410% due 09/01/2028 •	6	6
4.500% due 01/01/2036	143	141
4.839% due 10/25/2030 •	9	9
4.847% due 12/25/2042 ~	34	33
Freddie Mac
0.000% due 05/15/2037 (b)(c)	63	55
0.650% due 10/22/2025 - 10/27/2025	10,600	9,491
0.680% due 08/06/2025	8,300	7,498
0.800% due 10/28/2026 (i)	2,600	2,267
2.000% due 11/15/2026	172	168
2.132% due 04/15/2037 •(a)	659	58
2.771% due 08/15/2044 ~	260	255
2.889% due 02/25/2045 •	225	226
3.104% due 12/15/2042 ~	402	400
3.491% due 07/01/2035 •	11	10
4.000% due 08/01/2048	1,216	1,164
4.472% due 09/25/2024 •	305	304
4.868% due 07/15/2041 ~	344	338
5.038% due 05/15/2037 •	148	147
6.500% due 07/25/2043	303	314
8.500% due 06/01/2025	0	1
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2025 ~	25	24
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	10	10
2.625% due 07/20/2030 •	18	17
2.875% (H15T1Y + 1.500%) due 06/20/2025 ~	2	2
2.875% due 04/20/2027 - 05/20/2027 •	23	22
2.890% due 03/20/2065 •	1,005	986
3.507% due 04/20/2066 •	787	777
3.547% due 04/20/2066 ~	719	711
3.603% due 06/20/2065 •	256	254
4.342% due 07/20/2067 ~	1,290	1,278
4.442% due 03/20/2065 ~	1,076	1,062
4.500% due 08/20/2048	1,108	1,089
4.508% due 09/20/2067 •	1,350	1,344
4.564% due 08/20/2070 ~	1,187	1,193
4.612% due 10/20/2066 ~	631	623
4.642% due 05/20/2066 •	396	391
4.986% (SOFR30A + 1.160%) due 11/20/2072 ~	500	506
4.996% (SOFR30A + 1.170%) due 11/20/2072 ~	601	608
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	15,765	13,876
3.500% due 07/01/2047 - 11/01/2047	5,552	5,154
4.000% due 08/01/2048	407	392
4.500% due 04/01/2024 - 07/01/2025	144	143
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2053	9,000	8,442
4.500% due 02/01/2053	20,900	20,120
5.000% due 01/01/2053	1,700	1,675

Total U.S. Government Agencies (Cost $89,100)		84,109

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
280 Park Avenue Mortgage Trust 5.117% due 09/15/2034 •	900	878
Atrium Hotel Portfolio Trust 5.498% due 12/15/2036 •	900	877

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

Austin Fairmont Hotel Trust 5.368% due 09/15/2032 •	900	881
BAMLL Commercial Mortgage Securities Trust
5.368% due 04/15/2036 ~	900	880
5.368% due 09/15/2038 •	900	846
Banc of America Funding Trust 3.418% due 05/25/2035 ~	146	137
Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,524
5.318% due 07/15/2037 •	900	876
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	2	1
3.830% due 01/25/2034 ~	22	20
3.953% due 02/25/2036 ^~	4	3
4.340% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust 3.115% due 05/25/2035 ~	120	111
Beneria Cowen & Pritzer Collateral Funding Corp. 5.117% due 06/15/2038 ~	900	842
BX Trust
5.085% (TSFR1M + 0.749%) due 04/15/2039 ~	500	462
5.118% due 05/15/2030 ~	900	874
5.405% due 10/15/2036 ~	900	882
Citigroup Mortgage Loan Trust
3.790% due 09/25/2035 ~	11	11
6.080% due 09/25/2035 •	18	18
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~	900	859
Commercial Mortgage Trust
5.218% due 06/15/2034 •	900	857
5.618% due 12/15/2038 ~	900	832
Countrywide Home Loan Mortgage Pass-Through Trust
3.671% due 02/20/2035 ~	8	8
3.792% due 11/25/2034 ~	33	29
6.537% due 02/20/2036 ^•	187	170
Credit Suisse First Boston Mortgage Securities Corp. 3.792% due 03/25/2032 ~	13	12
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	466	442
5.718% due 07/15/2038 ~	100	94
CRSNT Commercial Mortgage Trust 5.140% due 04/15/2036 ~	1,300	1,224
DROP Mortgage Trust 5.470% due 10/15/2043 •	1,100	1,050
Extended Stay America Trust 5.398% due 07/15/2038 ~	879	855
Ginnie Mae 1.000% due 01/20/2073 «	500	500
GS Mortgage Securities Trust 3.206% due 02/10/2048	835	814
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	899	726
2.500% due 08/25/2052 ~	948	766
3.000% due 09/25/2052 ~	962	804
GSR Mortgage Loan Trust
3.028% due 06/25/2034 ~	179	171
3.767% due 09/25/2035 ~	117	110
Hawaii Hotel Trust 5.468% due 05/15/2038 •	1,300	1,265
Impac CMB Trust 5.089% due 02/25/2036 •	356	319
JP Morgan Chase Commercial Mortgage Securities Trust 5.418% due 12/15/2036 •	900	835
JP Morgan Mortgage Trust 4.157% due 04/25/2035 ~	29	29
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~	346	331
MASTR Adjustable Rate Mortgages Trust 3.874% due 11/21/2034 ~	188	170
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.178% due 08/15/2032 •	469	419
Merrill Lynch Mortgage Investors Trust 3.046% due 02/25/2035 ~	55	51
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,748	1,660
New Orleans Hotel Trust 5.307% due 04/15/2032 •	900	857
OBX Trust
3.000% due 01/25/2052 ~	839	703
4.421% due 10/25/2051 ~	891	817
One Market Plaza Trust 3.614% due 02/10/2032	1,800	1,733
Prime Mortgage Trust 4.789% due 02/25/2034 •	9	9
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~	1,900	1,747

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	19
4.649% due 03/25/2037 ~	119	40
4.839% due 07/19/2035 ~	36	32
4.999% due 09/19/2032 ~	17	16
5.912% due 05/19/2035 ~	368	343
Tharaldson Hotel Portfolio Trust 5.268% due 11/11/2034 ~	1,053	1,025
UWM Mortgage Trust 4.471% due 12/25/2051 •	923	856
Waikiki Beach Hotel Trust 5.368% due 12/15/2033 •	1,250	1,210
WaMu Mortgage Pass-Through Certificates Trust
3.118% due 01/25/2046 ~	143	130
3.448% due 06/25/2042 ~	7	7
4.929% due 07/25/2045 ~	29	27
4.929% due 12/25/2045 •	35	32
4.969% due 10/25/2045 ~	22	20
Wells Fargo Commercial Mortgage Trust 5.328% due 02/15/2037 •	900	867
Wells Fargo Mortgage-Backed Securities Trust 3.940% due 11/25/2048 ~	1,169	1,115
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047	900	877

Total Non-Agency Mortgage-Backed Securities (Cost $40,029)		38,008

ASSET-BACKED SECURITIES 12.3%
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026	434	431
Asset-Backed Securities Corp. Home Equity Loan Trust 5.968% due 03/15/2032 ~	65	64
BDS Ltd. 6.121% due 03/19/2039 ~	1,700	1,655
Bear Stearns Asset-Backed Securities Trust 5.389% due 10/25/2037 ~	9	9
Capital One Multi-Asset Execution Trust
4.898% due 07/15/2027 ~	900	899
4.950% due 10/15/2027	1,000	1,009
Carvana Auto Receivables Trust
2.570% due 05/12/2025	527	522
3.330% due 07/10/2025	662	657
Citibank Credit Card Issuance Trust
4.827% due 08/07/2027 •	900	900
4.981% due 04/22/2026 ~	900	901
Credit-Based Asset Servicing & Securitization Trust 4.509% due 11/25/2036 •	12	6
Dell Equipment Finance Trust 2.110% due 08/23/2027	446	440
Discover Card Execution Note Trust 4.918% due 12/15/2026 ~	900	900
Edsouth Indenture LLC 5.539% due 09/25/2040 •	28	28
Enterprise Fleet Financing LLC
4.380% due 07/20/2029	1,800	1,761
5.760% due 10/22/2029	600	603
Exeter Automobile Receivables Trust 4.330% due 02/17/2026	900	891
Flagship Credit Auto Trust 3.280% due 08/15/2025	768	761
Ford Credit Auto Owner Trust 4.567% due 08/15/2025 •	1,500	1,504
Fremont Home Loan Trust 4.449% due 01/25/2037 •	7	3
FS Rialto Issuer LLC 5.708% due 01/19/2039 •	1,100	1,074
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025	417	412
4.590% due 05/15/2026	1,000	994
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024	765	756
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	815	806
GSAMP Trust 4.459% due 12/25/2036 ~	45	22
Hertz Vehicle Financing LLC
3.370% due 03/25/2025	900	878
3.730% due 09/25/2026	900	861
HPEFS Equipment Trust 3.150% due 09/20/2029	900	887
HSI Asset Loan Obligation Trust 4.136% due 12/25/2036 •	74	25
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025	1,000	993
LL ABS Trust 3.760% due 11/15/2029	534	523

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

MF1 Ltd. 6.471% due 06/19/2037 •	900	887
MMAF Equipment Finance LLC 5.570% due 09/09/2025	750	751
Mosaic Solar Loan Trust 2.640% due 01/20/2053	817	681
Navient Private Education Loan Trust 5.768% due 07/16/2040 •	786	775
Ready Capital Mortgage Financing LLC
5.389% due 04/25/2038 •	951	926
5.589% due 11/25/2036 •	884	847
Santander Drive Auto Receivables Trust
2.760% due 03/17/2025	1,954	1,946
3.980% due 01/15/2025	1,800	1,791
4.050% due 07/15/2025	879	876
4.370% due 05/15/2025	1,700	1,692
5.810% due 01/15/2026	1,000	1,002
Securitized Asset-Backed Receivables LLC Trust 4.509% due 12/25/2036 ^•	83	19
SLM Student Loan Trust 4.478% due 01/25/2027 •	65	65
SMB Private Education Loan Trust
3.940% due 02/16/2055	816	755
4.668% due 02/16/2055 •	816	792
Stonepeak ABS 2.301% due 02/28/2033	843	751
Structured Asset Investment Loan Trust 5.364% due 10/25/2033 •	4	4
Towd Point HE Trust 0.918% due 02/25/2063 ~	378	355
Tricolor Auto Securitization Trust 3.300% due 02/18/2025	527	521
VMC Finance LLC 5.708% due 02/18/2039 •	1,800	1,759
Westlake Automobile Receivables Trust 4.937% due 08/15/2025 ~	1,792	1,783

Total Asset-Backed Securities (Cost $42,022)		41,153

SHORT-TERM INSTRUMENTS 45.2%
REPURCHASE AGREEMENTS (f) 42.1%		140,818

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 3.0%
Federal Home Loan Bank
4.320% due 01/06/2023 •	2,900	2,900
4.340% due 02/10/2023 •	3,500	3,500
4.345% due 02/23/2023 •	3,500	3,500
HPEFS Equipment Trust 1.905% due 05/22/2023	147	147

		10,047

U.S. TREASURY BILLS 0.1%
4.148% due 03/02/2023 (c)(d)	365	363

Total Short-Term Instruments (Cost $151,228)		151,228

Total Investments in Securities (Cost $361,357)		351,993

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short Asset Portfolio	1,108,330	10,624
PIMCO Short-Term Floating NAV Portfolio III	1,914	19

Total Short-Term Instruments (Cost $10,817)		10,643

Total Investments in Affiliates (Cost $10,817)		10,643

Total Investments 108.5% (Cost $372,174)		$362,636
Financial Derivative Instruments (g)(h) (0.2)%(Cost or Premiums, net $237)		(649)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

Other Assets and Liabilities, net (8.3)%	(27,790)

Net Assets 100.0%	$334,197

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				4.615%	01/25/2026	01/18/2022		$800	$782	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$418	U.S. Treasury Bills 0.000% due 06/29/2023			$(426)	$418	$418
	4.280	12/30/2022	01/03/2023	140,400	U.S. Treasury Notes 3.250% due 06/30/2029			(143,208)	140,400	140,467

Total Repurchase Agreements								$(143,634)	$140,818	$140,885

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.4)%
Uniform Mortgage-Backed Security, TBA						3.000%	02/01/2053	$15,100	$(13,355)	$(13,267)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2053	5,200	(4,757)	(4,728)

Total Short Sales (5.4)%									$(18,112)	$(17,995)

(1)								Includes accrued interest.
(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures					$96.500	12/18/2023	93	$233	$(138)	$(331)

Total Written Options									$(138)	$(331)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2023	860	$176,367		$113	$0	$(135)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

U.S. Treasury 5-Year Note March Futures	03/2023	93	10,037	(4)	0	(8)

$109	$0	$(143)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	125	$(14,037)	$38	$18	$0
U.S. Ultra Treasury Note March Futures	03/2023	46	(5,441)	7	3	0

$45	$21	$0

Total Futures Contracts	$154	$21	$(143)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	4.270%	Annual	09/13/2024	$1,700	$0	$2	$2	$1	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	1,000	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(126)	(306)	(432)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	6,900	712	190	902	19	0

Total Swap Agreements	$586	$(113)	$473	$21	$(12)

Cash of $3,024 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	4,100	$33	$33
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	3,900	29	32
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	3,500	27	28

Total Purchased Options	$89	$93

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	4,100	$(20)	$(21)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	4,100	(12)	(12)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2023	2,500	(8)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,500	(8)	(19)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	6,700	(24)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	6,700	(24)	(40)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	3,900	(18)	(20)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	3,900	(11)	(12)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,300	(31)	(7)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,300	(31)	(51)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	400	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	400	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	3,700	(11)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	3,700	(12)	(26)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,400	(27)	(10)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,400	(27)	(42)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	3,500	(17)	(18)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	3,500	(10)	(10)

$(293)	$(296)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	$99.813	02/06/2023	300	$(2)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	300	(2)	(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	400	(1)	0

$(7)	$(2)

Total Written Options	$(300)	$(298)

(i)

Securities with an aggregate market value of $169 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20,292	$0	$20,292
Industrials	0	11,324	0	11,324
Utilities	0	5,200	0	5,200
Municipal Bonds & Notes
Texas	0	679	0	679
U.S. Government Agencies	0	84,109	0	84,109
Non-Agency Mortgage-Backed Securities	0	37,508	500	38,008
Asset-Backed Securities	0	41,153	0	41,153
Short-Term Instruments
Repurchase Agreements	0	140,818	0	140,818
Short-Term Notes	0	10,047	0	10,047
U.S. Treasury Bills	0	363	0	363

$0	$351,493	$500	$351,993
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,643	$0	$0	$10,643

Total Investments	$10,643	$351,493	$500	$362,636

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(17,995)	$0	$(17,995)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	42	0	42
Over the counter	0	93	0	93

$0	$135	$0	$135
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(486)	0	(486)
Over the counter	0	(298)	0	(298)

$0	$(784)	$0	$(784)

Total Financial Derivative Instruments	$0	$(649)	$0	$(649)

Totals	$10,643	$332,849	$500	$343,992

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2022 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Low Duration Income Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.8%
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		$12,328	$12,295
AmSurg LLC TBD% due 04/29/2027 µ		1,154	1,129
Avolon TLB Borrower 1 (U.S.) LLC
5.853% (LIBOR01M + 1.500%) due 02/12/2027 ~		742	733
6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~		6,599	6,596
Axalta Coating Systems U.S. Holdings, Inc. 7.506% due 12/20/2029		399	400
Caesars Resort Collection LLC 7.134% (LIBOR01M + 2.750%) due 12/23/2024 ~		29,557	29,529
Carnival Corp.
5.648% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	7,919	8,171
7.384% (LIBOR01M + 3.000%) due 06/30/2025 ~		$17,075	16,420
7.634% (LIBOR01M + 3.250%) due 10/18/2028 ~		6,881	6,461
Cengage Learning, Inc. 7.814% (LIBOR06M + 4.750%) due 07/14/2026 ~		12,039	10,856
DirecTV Financing LLC 9.384% (LIBOR01M + 5.000%) due 08/02/2027 ~		4,615	4,503
Emerald TopCo, Inc. 7.884% (LIBOR01M + 3.500%) due 07/24/2026 ~		10,735	9,867
Envision Healthcare Corp.
12.119% due 04/29/2027		6,346	6,211
15.744% due 04/28/2028		11,107	9,089
GVC Holdings PLC 4.398% (EUR001M + 2.500%) due 03/29/2024 ~	EUR	45,800	48,641
Hilton Worldwide Finance LLC 6.173% (LIBOR01M + 1.750%) due 06/22/2026 ~		$4,007	3,999
iHeartCommunications, Inc. 7.384% (LIBOR01M + 3.000%) due 05/01/2026 ~		4,893	4,500
Ineos Finance PLC 3.898% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	92,531	98,873
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		$7,099	6,869
Lealand Finance Co. BV 7.384% (LIBOR01M + 3.000%) due 06/28/2024 ~		156	101
Lealand Finance Co. BV (5.384% Cash and 3.000% PIK) 8.384% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		590	317
Market Bidco Ltd. 6.552% (EUR003M + 4.750%) due 07/31/2028 ~	EUR	23,114	21,835
Marriott Ownership Resorts, Inc. 6.134% (LIBOR01M + 1.750%) due 08/29/2025 ~		$245	243
PetSmart, Inc. 8.130% (LIBOR01M + 3.750%) due 02/11/2028 ~		10,961	10,759
Poseidon Bidco SASU 7.452% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	39,800	36,708
PUG LLC 7.884% (LIBOR01M + 3.500%) due 02/12/2027 ~		$384	320
RegionalCare Hospital Partners Holdings, Inc. 8.165% (LIBOR03M + 3.750%) due 11/16/2025 ~		519	491
Sigma Bidco BV 3.738% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	690	644
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~		$9,800	10,008
Softbank Vision Fund 5.000% due 12/21/2025 «		30,537	29,376
Sotera Health Holdings LLC 7.165% (LIBOR03M + 2.750%) due 12/11/2026 ~		7,203	6,681
SS&C European Holdings SARL 6.134% (LIBOR01M + 1.750%) due 04/16/2025 ~		170	167
SS&C Technologies, Inc. 6.134% (LIBOR01M + 1.750%) due 04/16/2025 ~		274	269
Stars Group Holdings BV 4.702% (EUR003M + 2.500%) due 07/21/2026 ~	EUR	8,600	8,989
Sunshine Luxembourg SARL 8.480% (LIBOR03M + 3.750%) due 10/01/2026 ~		$18,039	17,320
Syniverse Holdings, Inc. 11.580% due 05/13/2027		6,793	5,961
TransDigm, Inc.
6.980% (LIBOR03M + 2.250%) due 05/30/2025 ~		35,767	35,446
6.980% (LIBOR03M + 2.250%) due 12/09/2025 ~		40,906	40,487
7.830% due 02/22/2027		38,050	37,967

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Uber Technologies, Inc.
8.235% (LIBOR03M + 3.500%) due 04/04/2025 ~		28,491	28,506
8.235% (LIBOR03M + 3.500%) due 02/25/2027 ~		53,227	53,198
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		276	215
Windstream Services LLC
8.423% due 02/28/2027 «		4,860	4,636
10.673% (LIBOR01M + 6.250%) due 09/21/2027 ~		9,840	8,950
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		2,454	2,099

Total Loan Participations and Assignments (Cost $672,617)			646,835

CORPORATE BONDS & NOTES 18.3%
BANKING & FINANCE 5.6%
AIB Group PLC 4.263% due 04/10/2025 •		2,600	2,510
Asian Development Bank 4.700% due 03/12/2024	MXN	10,200	481
Athora Netherlands NV 2.375% due 05/17/2024	EUR	300	311
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6,957	5,571
3.950% due 07/01/2024		2,630	2,519
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	31,841	29,317
2.625% due 04/28/2025		2,028	1,970
3.625% due 09/24/2024		6,000	6,112
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	7,100	1,747
Bank of Nova Scotia 4.900% due 06/04/2025 •(i)		$1,326	1,275
Barclays PLC
7.250% due 03/15/2023 •(i)(j)	GBP	15,925	19,079
7.750% due 09/15/2023 •(i)(j)		$3,250	3,181
BGC Partners, Inc.
3.750% due 10/01/2024		3,840	3,676
4.375% due 12/15/2025		9,100	8,537
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(c)		300	80
4.450% due 08/17/2026 ^(c)		200	53
5.950% due 10/20/2025 ^(c)		200	53
6.000% due 07/16/2025 ^(c)		200	52
6.450% due 11/07/2024 ^(c)		600	161
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	9,000	9,562
5.823% due 01/28/2029 •		4,100	4,345
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$1,400	801
3.125% due 10/22/2025		1,600	982
3.875% due 10/22/2030		700	372
8.000% due 01/27/2024		1,300	1,008
Credit Suisse AG 6.500% due 08/08/2023 (j)		2,700	2,621
Credit Suisse Group AG
5.250% due 02/11/2027 •(i)(j)		3,600	2,351
6.250% due 12/18/2024 •(i)(j)		1,000	788
6.373% due 07/15/2026 •		22,450	21,097
6.375% due 08/21/2026 •(i)(j)		3,200	2,301
6.442% due 08/11/2028 •		33,850	30,877
7.250% due 09/12/2025 •(i)(j)		5,200	3,739
7.500% due 07/17/2023 •(i)(j)		3,700	2,966
7.500% due 12/11/2023 •(i)(j)		11,300	9,899
CTP NV 1.250% due 06/21/2029	EUR	400	285
Deutsche Bank AG
3.547% due 09/18/2031 •		$800	643
3.961% due 11/26/2025 •		2,684	2,567
EPR Properties
4.750% due 12/15/2026		627	564
4.950% due 04/15/2028		316	270
Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	4,000	3,405
6.500% due 04/15/2024 •(i)(j)		2,400	2,513
Fairfax Financial Holdings Ltd.
3.950% due 03/03/2031	CAD	2,620	1,696
4.625% due 04/29/2030		$15,379	13,988
FCE Bank PLC 1.615% due 05/11/2023	EUR	300	318
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$23,000	20,002
3.375% due 11/13/2025		5,150	4,665
4.535% due 03/06/2025	GBP	1,800	2,073

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

GLP Capital LP
4.000% due 01/15/2031		$1,000	859
5.300% due 01/15/2029		902	855
HSBC Holdings PLC
2.357% due 08/18/2031 •		6,935	5,314
2.848% due 06/04/2031 •		7,565	6,054
3.973% due 05/22/2030 •		2,400	2,105
4.292% due 09/12/2026 •		1,300	1,245
4.583% due 06/19/2029 •		1,000	922
4.950% due 03/31/2030		11,964	11,438
6.000% due 09/29/2023 •(i)(j)	EUR	4,000	4,240
Huarong Finance Co. Ltd. 2.500% due 02/24/2023		$900	893
International Finance Corp. 8.000% due 10/09/2023	IDR	7,400,000	484
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(i)(j)	EUR	9,200	9,526
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «		8,781	696
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		3,500	2,946
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(i)(j)		400	411
7.875% due 06/27/2029 •(i)	GBP	2,508	2,904
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	6,400	5,246
2.500% due 03/24/2026	GBP	2,500	2,408
3.375% due 04/24/2030		1,500	1,189
3.692% due 06/05/2028		1,100	976
Nationwide Building Society
3.960% due 07/18/2030 •		$2,390	2,074
4.302% due 03/08/2029 •		5,600	5,062
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	6,716
4.892% due 05/18/2029 •		1,430	1,356
5.076% due 01/27/2030 •		6,400	6,042
New Metro Global Ltd.
4.500% due 05/02/2026		1,000	680
4.625% due 10/15/2025		200	140
4.800% due 12/15/2024		1,400	1,086
6.800% due 08/05/2023		600	555
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		900	701
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		728	599
OneMain Finance Corp. 5.625% due 03/15/2023		3,516	3,508
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,872	3,863
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,700	1,522
6.750% due 06/24/2024 •(i)(j)	GBP	35,308	41,131
Seazen Group Ltd. 6.000% due 08/12/2024		$700	550
UBS AG 5.125% due 05/15/2024 (j)		2,150	2,127
UniCredit SpA 7.830% due 12/04/2023		46,530	47,022
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,000	2,389
7.395% due 03/28/2024		1,310	1,583
Uniti Group LP
6.500% due 02/15/2029		$14,653	9,735
7.875% due 02/15/2025		39,171	38,001
VICI Properties LP
3.875% due 02/15/2029		3,700	3,248
4.500% due 09/01/2026		4,600	4,335
4.500% due 01/15/2028		3,219	2,972
4.625% due 06/15/2025		18,629	17,885
5.625% due 05/01/2024		22,052	21,878
5.750% due 02/01/2027		200	195
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		6,882	5,463

			526,512

INDUSTRIALS 7.9%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	5,750	6,589
Altice Financing SA
3.000% due 01/15/2028	EUR	2,600	2,206
5.750% due 08/15/2029		$6,626	5,224
Altice France SA 8.125% due 02/01/2027		20,558	18,768
Amdocs Ltd. 2.538% due 06/15/2030		5,400	4,383

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,300	1,050
3.000% due 04/15/2030		217	188
3.200% due 12/15/2029		791	688
3.350% due 04/15/2031		658	570
3.375% due 11/01/2028		18,154	15,175
3.575% due 07/15/2029		1,072	959
3.600% due 03/22/2029		900	809
3.650% due 08/15/2030		367	327
3.700% due 04/01/2028		633	548
Boeing Co. 5.150% due 05/01/2030		302	295
Bombardier, Inc. 7.500% due 03/15/2025		23,442	23,263
British Airways Pass-Through Trust
2.900% due 09/15/2036		7,479	6,109
3.300% due 06/15/2034		802	682
Broadcom, Inc. 3.187% due 11/15/2036		1,274	919
Carvana Co.
5.500% due 04/15/2027		860	342
10.250% due 05/01/2030		25,900	12,218
CDW LLC 2.670% due 12/01/2026		15,100	13,434
Community Health Systems, Inc.
4.750% due 02/15/2031		3,400	2,475
5.625% due 03/15/2027		23,817	20,465
8.000% due 03/15/2026		18,733	17,094
Coty, Inc. 3.875% due 04/15/2026	EUR	3,000	3,000
CVS Pass-Through Trust 7.507% due 01/10/2032		$64	67
DISH DBS Corp.
5.250% due 12/01/2026		17,540	14,807
5.750% due 12/01/2028		9,410	7,528
Dufry One BV 3.625% due 04/15/2026	CHF	7,256	6,909
Exela Intermediate LLC 11.500% due 07/15/2026		$91	16
Expedia Group, Inc. 6.250% due 05/01/2025		7,359	7,427
Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	631
2.500% due 03/21/2026		16,200	12,399
2.949% due 01/24/2024		8,260	6,676
3.125% due 11/17/2023		5,000	3,829
8.625% due 04/28/2034		$300	176
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,386	2,444
5.106% due 03/15/2034		4,493	4,788
Hyatt Hotels Corp. 4.850% due 03/15/2026		$2,700	2,657
Imperial Brands Finance PLC 3.500% due 07/26/2026		2,200	2,020
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		27,287	24,463
JetBlue Pass-Through Trust 4.000% due 05/15/2034		2,955	2,635
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	18,100	15,633
Marriott International, Inc. 4.625% due 06/15/2030		$236	221
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		2,970	2,388
5.625% due 07/17/2027		6,600	5,671
5.750% due 07/21/2028		900	754
MGM China Holdings Ltd. 4.750% due 02/01/2027		200	177
Mitchells & Butlers Finance PLC
5.219% (US0003M + 0.450%) due 12/15/2030 ~		4,866	4,510
6.013% due 12/15/2030	GBP	288	325
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,900	1,876
3.875% due 11/15/2029		4,709	4,725
4.625% due 05/15/2029		1,600	1,687
Nissan Motor Co. Ltd.
3.201% due 09/17/2028		4,500	4,234
3.522% due 09/17/2025		$9,500	8,834
4.345% due 09/17/2027		23,270	21,137
4.810% due 09/17/2030		5,600	4,765
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		957	1,065
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		800	142
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (f)(i)		920	3

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		3,300	161
5.500% due 04/12/2037 ^(c)		4,350	212
6.000% due 05/16/2024 ^(c)		1,810	93
6.000% due 11/15/2026 ^(c)		3,434	167
9.750% due 05/17/2035 ^(c)		840	43
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	1,000	840
6.700% due 02/16/2032		$25,103	19,761
6.950% due 01/28/2060		3,028	1,921
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		44,282	37,488
Prosus NV
1.207% due 01/19/2026	EUR	677	655
1.288% due 07/13/2029		5,000	4,080
3.257% due 01/19/2027		$5,000	4,477
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	4,802
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		$82,583	66,633
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	1,001	1,047
4.625% due 02/16/2026	EUR	8,873	9,237
5.750% due 10/15/2027	GBP	7,843	8,728
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		$40,686	43,725
Sands China Ltd.
2.800% due 03/08/2027		9,800	8,406
4.300% due 01/08/2026		2,900	2,680
4.875% due 06/18/2030		1,400	1,232
5.625% due 08/08/2025		26,853	25,709
5.900% due 08/08/2028		3,500	3,282
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		1,772	1,752
5.152% due 09/20/2029		3,186	3,143
Studio City Finance Ltd.
5.000% due 01/15/2029		1,600	1,184
6.000% due 07/15/2025		200	174
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (m)		10,675	10,879
Syngenta Finance NV
4.441% due 04/24/2023		6,400	6,372
4.892% due 04/24/2025		1,198	1,161
Times Square Hotel Trust 8.528% due 08/01/2026		126	125
Topaz Solar Farms LLC
4.875% due 09/30/2039		475	422
5.750% due 09/30/2039		3,739	3,554
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		621	565
4.625% due 12/03/2026		215	196
U.S. Renal Care, Inc. 10.625% due 07/15/2027		533	117
Uber Technologies, Inc. 7.500% due 05/15/2025		22,737	22,754
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,238	1,003
4.150% due 10/11/2025		160	155
5.875% due 04/15/2029		30,114	29,732
United Group BV 4.875% due 07/01/2024	EUR	7,040	7,042
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		$239	241
Viking Cruises Ltd. 13.000% due 05/15/2025		8,300	8,770
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		600	484
VOC Escrow Ltd. 5.000% due 02/15/2028		3,000	2,585
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	5,100	4,642
Weir Group PLC 2.200% due 05/13/2026		$8,300	7,371
Western Midstream Operating LP 5.041% (US0003M + 1.850%) due 01/13/2023 ~		1,280	1,278
Windstream Escrow LLC 7.750% due 08/15/2028		1,800	1,471
Wynn Las Vegas LLC 4.250% due 05/30/2023		800	790
Wynn Macau Ltd.
4.875% due 10/01/2024		10,250	9,694
5.125% due 12/15/2029		600	486
5.500% due 01/15/2026		25,600	23,524
5.500% due 10/01/2027		3,500	3,065
5.625% due 08/26/2028		9,800	8,391

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Yellowstone Energy LP 5.750% due 12/31/2026 «		1,395	1,401

			745,301

UTILITIES 4.8%
Gazprom PJSC via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	51,871
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		$2,000	1,937
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		2,067	1,141
Pacific Gas & Electric Co.
1.700% due 11/15/2023		35,000	33,886
2.100% due 08/01/2027		14,923	12,767
2.500% due 02/01/2031		200	156
2.950% due 03/01/2026		3,866	3,548
3.150% due 01/01/2026		28,529	26,540
3.250% due 06/15/2023		7,349	7,269
3.250% due 02/16/2024		41,700	40,720
3.250% due 06/01/2031		28,900	23,561
3.300% due 03/15/2027		1,510	1,345
3.300% due 12/01/2027		6,710	5,933
3.400% due 08/15/2024		5,892	5,658
3.450% due 07/01/2025		10,221	9,685
3.500% due 06/15/2025		11,026	10,413
3.750% due 02/15/2024		12,732	12,474
3.750% due 07/01/2028		5,599	4,976
3.750% due 08/15/2042		140	94
4.000% due 12/01/2046		32	22
4.250% due 08/01/2023		7,619	7,582
4.300% due 03/15/2045		479	341
4.450% due 04/15/2042		888	664
4.500% due 07/01/2040		2,303	1,808
4.500% due 12/15/2041		432	307
4.550% due 07/01/2030		11,197	10,175
4.600% due 06/15/2043		132	100
4.650% due 08/01/2028		800	737
4.750% due 02/15/2044		645	496
4.950% due 06/08/2025		12,700	12,516
4.950% due 07/01/2050		12,225	9,525
5.450% due 06/15/2027		10,700	10,569
5.900% due 06/15/2032		9,280	9,082
Rio Oil Finance Trust
8.200% due 04/06/2028		9,453	9,592
9.250% due 07/06/2024		399	405
9.750% due 01/06/2027		5,172	5,380
Sprint LLC
7.125% due 06/15/2024		38,535	39,373
7.625% due 02/15/2025		1,090	1,128
7.625% due 03/01/2026		122	129
7.875% due 09/15/2023		84,425	85,791

			459,696

Total Corporate Bonds & Notes (Cost $1,998,789)			1,731,509

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.375% due 10/15/2023		17,228	16,926

INDUSTRIALS 0.0%
DISH Network Corp. 2.375% due 03/15/2024		4,400	3,981

Total Convertible Bonds & Notes (Cost $21,905)			20,907

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		50	51
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		19	19

			70

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043 (f)		187	82

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $179)		152

U.S. GOVERNMENT AGENCIES 44.3%
Fannie Mae
4.366% due 09/25/2042 •	5	5
4.445% due 09/01/2037 •	1,876	1,911
6.000% due 04/25/2043	4	4
Freddie Mac
0.774% due 01/25/2031 ~(a)	237,568	5,208
2.972% due 10/25/2046 ~	601	576
3.500% due 11/01/2046	576	537
3.771% due 12/25/2047 ~	514	510
4.000% due 08/01/2047	1,079	1,032
Ginnie Mae
1.625% due 12/20/2045 •	666	646
2.625% due 07/20/2045 - 09/20/2045 •	1,450	1,416
5.000% due 01/20/2049	9	9
Ginnie Mae, TBA
2.500% due 02/01/2053	30,900	26,812
3.500% due 01/01/2053 - 02/01/2053	83,700	76,937
4.000% due 01/01/2053	32,900	31,137
4.500% due 01/01/2053	43,800	42,496
5.000% due 01/01/2053	55,500	55,003
Uniform Mortgage-Backed Security
2.000% due 11/01/2036 - 06/01/2051	128,801	114,962
2.500% due 09/01/2040 - 02/01/2051	481,373	412,090
3.000% due 03/01/2030 - 12/01/2052	545,857	484,184
3.500% due 08/01/2047 - 07/01/2052	142,702	130,351
4.000% due 06/01/2038 - 07/01/2051	59,845	57,014
4.500% due 07/01/2023 - 10/01/2048	794	778
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2053	29,500	24,011
3.000% due 02/01/2053	225,682	198,289
3.500% due 02/01/2049 - 02/01/2053	835,500	759,560
4.000% due 01/01/2053 - 03/01/2053	654,181	613,715
4.500% due 02/01/2053	336,000	323,462
5.000% due 01/01/2053 - 02/01/2053	97,000	95,595
5.500% due 02/01/2053	123,200	123,480
6.000% due 01/01/2053 - 02/01/2053	613,500	622,296
6.500% due 01/01/2053	1,900	1,946

Total U.S. Government Agencies (Cost $4,358,721)		4,205,972

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	781
3.000% due 08/15/2048	80	66
3.000% due 02/15/2049	10	8
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024	101,243	97,991
0.125% due 10/15/2024 (o)	67,321	64,842
0.125% due 07/15/2030 (q)	36,333	32,555
0.125% due 01/15/2031 (m)(q)	1,946	1,730
0.125% due 07/15/2031	69,980	61,884
0.250% due 07/15/2029 (o)	62,326	57,093
0.250% due 02/15/2050 (q)	5,819	3,930
0.375% due 07/15/2023	97,410	96,258
0.375% due 01/15/2027 (o)	3,404	3,211
0.375% due 07/15/2027 (o)(q)	926	873
0.500% due 04/15/2024	91,170	88,668
0.625% due 01/15/2024 (o)	121,701	119,128
0.625% due 07/15/2032 (m)	87,693	80,393
0.625% due 02/15/2043 (m)(q)	1,037	838
0.750% due 07/15/2028 (o)	11,225	10,698
0.750% due 02/15/2042 (m)	1,055	884
0.750% due 02/15/2045	5,442	4,406
0.875% due 01/15/2029 (o)	36,507	34,799
0.875% due 02/15/2047	6,049	4,965
1.000% due 02/15/2046	3,144	2,673
1.000% due 02/15/2048 (q)	7,009	5,906
1.000% due 02/15/2049	22,276	18,642
1.375% due 02/15/2044	1,023	951
2.125% due 02/15/2040 (m)	552	584
2.125% due 02/15/2041 (m)	544	577
U.S. Treasury Notes
2.375% due 03/31/2029 (m)(o)(q)	108,500	98,673
2.375% due 05/15/2029 (o)(q)	196,800	178,950
2.500% due 01/31/2025 (o)(q)	23,130	22,257
2.625% due 01/31/2026 (o)	7,800	7,455
2.875% due 05/15/2032 (m)	67,910	62,604

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,252,770)			1,165,273

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.4%
225 Liberty Street Trust
4.501% due 02/10/2036		12,990	11,454
4.649% due 02/10/2036 ~		30,350	25,183
Adjustable Rate Mortgage Trust
3.390% due 10/25/2035 ^~		95	90
3.611% due 11/25/2035 ^~		69	53
3.960% due 08/25/2035 ~		39	37
American Home Mortgage Assets Trust
2.988% due 10/25/2046 ~		3,481	2,427
4.514% due 03/25/2047 •		2,347	2,048
4.579% due 12/25/2046 ^~		4,397	3,570
American Home Mortgage Investment Trust
5.289% due 09/25/2035 •		912	858
6.700% due 06/25/2036 þ		7,003	1,208
6.959% due 12/25/2035 ~		8,627	1,931
7.100% due 06/25/2036 þ		3,816	657
Ashford Hospitality Trust
5.568% due 04/15/2035 •		10,000	9,440
5.768% due 06/15/2035 •		18,150	17,476
6.168% due 06/15/2035 •		15,900	15,134
6.418% due 04/15/2035 ~		22,753	20,987
7.068% due 06/15/2035 •		6,600	6,240
Atrium Hotel Portfolio Trust
6.218% due 12/15/2036 •		8,450	8,072
6.518% due 12/15/2036 •		7,242	6,625
6.618% due 06/15/2035 ~		3,805	3,557
Austin Fairmont Hotel Trust
5.568% due 09/15/2032 •		12,155	11,817
5.768% due 09/15/2032 •		4,000	3,874
6.568% due 09/15/2032 ~		3,000	2,847
Avon Finance PLC
4.331% due 09/20/2048 •	GBP	16,498	19,568
4.931% due 09/20/2048 ~		2,700	3,200
5.431% due 09/20/2048 •		2,700	3,199
5.931% due 09/20/2048 ~		2,000	2,369
BAMLL Commercial Mortgage Securities Trust
5.918% due 04/15/2036 •		$6,635	6,438
6.018% due 09/15/2034 •		3,370	3,190
6.318% due 09/15/2038 ~		6,000	5,485
6.468% due 03/15/2037 •		6,500	6,205
6.818% due 03/15/2034 •		21,269	20,324
7.068% due 09/15/2038 •		16,700	14,793
BAMLL Re-REMIC Trust 5.882% due 06/17/2050 ~		100	33
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		2,439	717
Banc of America Funding Trust
3.010% due 05/20/2036 ^~		51	44
3.635% due 09/20/2035 ^~		29	23
4.733% due 12/20/2046 ^~		5,443	4,456
6.388% due 04/25/2037 ^þ		98	87
Banc of America Mortgage Trust
3.696% due 01/25/2036 ^~		18	15
3.873% due 11/20/2046 ^~		173	153
Barclays Commercial Mortgage Securities Trust
5.568% due 10/15/2037 ~		3,400	3,219
6.709% due 07/15/2037 •		6,576	6,211
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~		8,800	7,578
BCAP LLC Trust
3.082% due 03/27/2036 ~		656	473
3.733% due 10/26/2037 ~		417	413
4.749% due 03/25/2037 ~		2,342	2,038
6.500% due 06/26/2037 ~		7,572	2,135
Bear Stearns Adjustable Rate Mortgage Trust 3.810% due 01/25/2035 ~		2	2
Bear Stearns ALT-A Trust
3.336% due 11/25/2035 ^~		397	350
3.929% due 09/25/2047 ~		13,229	7,960
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~		72	69
Bear Stearns Mortgage Funding Trust 4.549% due 01/25/2037 ~		5,354	4,523
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~		290	233
Benchmark Mortgage Trust
3.294% due 12/15/2062 ~		11,595	10,438
3.509% due 09/15/2048 ~		3,000	2,545
BHP Trust 5.641% due 08/15/2036 ~		4,340	4,203
Braemar Hotels & Resorts Trust 5.568% due 06/15/2035 •		3,344	3,162

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

BWAY Mortgage Trust
6.518% due 09/15/2036 •	7,124	6,699
7.168% due 09/15/2036 •	8,195	7,414
BX Trust
5.964% due 10/15/2036 •	13,200	12,335
6.213% due 10/15/2036 •	14,600	13,547
6.288% due 05/15/2035 •	6,285	6,029
6.738% due 05/15/2035 •	11,541	11,045
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	2,200	2,125
Chase Mortgage Finance Trust
3.757% due 02/25/2037 ~	529	496
6.000% due 05/25/2036	11,536	5,624
ChaseFlex Trust 6.000% due 02/25/2035	2,499	2,058
CIM Trust 4.500% due 03/25/2062 ~	65,720	63,035
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	975	844
Citigroup Commercial Mortgage Trust
3.518% due 05/10/2035 ~	6,556	5,980
6.218% due 10/15/2036 ~	15,070	14,393
6.618% due 10/15/2036 •	19,910	19,004
7.218% due 10/15/2036 •	13,270	12,673
Citigroup Mortgage Loan Trust 0.000% due 05/01/2060 ~	363,052	316,650
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	5,367	4,843
6.500% due 06/25/2037 ^	45	39
Colony Mortgage Capital Ltd.
5.796% due 11/15/2038 •	7,850	7,360
7.039% due 11/15/2038 •	8,000	7,380
Commercial Mortgage Trust
5.618% due 06/15/2034 •	1,800	1,549
5.868% due 06/15/2034 •	9,358	7,900
Countrywide Alternative Loan Trust
3.008% due 08/25/2046 ~	1,883	1,644
3.428% due 11/25/2047 ^~	821	663
4.553% due 07/20/2046 ^•	86	64
4.633% due 09/20/2046 ~	974	629
4.749% due 04/25/2046 ~	1,178	1,043
4.789% due 02/25/2036 ~	124	79
5.000% due 08/25/2035	2,651	1,756
5.373% due 11/20/2035 ^•	23	12
5.500% due 04/25/2035	971	687
5.500% due 12/25/2035	203	178
5.500% due 03/25/2036 ^	40	18
6.000% due 12/25/2034	830	738
6.000% due 03/25/2036 ^	389	184
6.000% due 08/25/2036 •	489	456
6.000% due 03/25/2037 ^	977	398
6.000% due 05/25/2037 ^	2,733	1,334
Countrywide Asset-Backed Certificates Trust 5.109% due 11/25/2035 •	429	411
Countrywide Home Loan Mortgage Pass-Through Trust
2.980% due 04/25/2035 ~	104	80
3.501% due 09/20/2036 ^~	746	646
3.678% due 11/25/2037 ~	16,836	15,140
3.914% due 02/20/2036 ^~	23	17
3.952% due 10/20/2034 ~	144	132
4.659% due 04/25/2035 •	128	114
5.029% due 03/25/2035 •	67	56
5.500% due 11/25/2035 ^	29	17
6.000% due 02/25/2037 ^	6,218	2,561
Countrywide Home Loan Reperforming REMIC Trust 4.749% due 03/25/2035 ^~	2,407	2,282
Credit Suisse Commercial Mortgage Trust 5.620% due 01/15/2049 ~	15,000	16,500
Credit Suisse First Boston Mortgage Securities Corp.
3.792% due 03/25/2032 ~	23	21
6.000% due 01/25/2036 ^	189	117
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	31,883	19,696
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	30,456	27,645
2.215% due 11/25/2061 ~	3,160	2,999
3.657% due 07/25/2050 ~	5,918	5,957
6.118% due 07/15/2038 •	4,460	4,085
6.218% due 07/15/2032 •	2,798	2,561
6.618% due 07/15/2038 ~	7,000	6,262
CRSNT Commercial Mortgage Trust
5.520% due 04/15/2036 •	16,000	15,048
5.870% due 04/15/2036 ~	9,000	8,358
DBGS Mortgage Trust 6.968% due 10/15/2036 ~	19,393	16,686

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

DBWF Mortgage Trust 6.839% due 12/19/2030 •		30,811	29,516
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.689% due 03/25/2037 ^~		208	194
4.809% due 08/25/2047 ~		15,796	14,080
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		60	53
6.386% due 10/25/2036 ^þ		60	53
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 3.464% due 06/27/2037 ~		10,184	8,799
Downey Savings & Loan Association Mortgage Loan Trust 4.649% due 10/19/2036 ^~		283	168
Dragon Finance BV 4.221% due 07/13/2023 •	GBP	629	741
DROP Mortgage Trust 6.570% due 10/15/2043 •		$15,648	14,211
Eurosail PLC 4.211% due 09/13/2045 •	GBP	1,705	1,987
Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
5.398% due 07/15/2038 ~		61,012	59,345
6.568% due 07/15/2038 •		8,299	7,966
First Horizon Mortgage Pass-Through Trust
3.748% due 02/25/2036 ~		14	12
5.750% due 05/25/2037 ^		75	34
FWD Securitization Trust 2.810% due 06/25/2049 ~		316	292
GS Mortgage Securities Corp. Trust
5.968% due 12/15/2036 •		3,182	3,059
6.018% due 08/15/2032 ~		3,125	2,996
6.118% due 07/15/2025 ~		7,135	6,889
6.218% due 12/15/2036 ~		3,614	3,419
6.268% due 08/15/2032 ~		6,813	6,446
6.418% due 07/15/2025 ~		52,938	51,052
6.818% due 12/15/2036 ~		1,000	937
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~(a)		234,787	9,518
0.000% due 01/25/2061 ~		1,179	1,142
0.000% due 12/25/2061 ~(a)		606	598
0.140% due 01/25/2061 ~(a)		229,737	1,102
2.750% due 01/25/2061 ~		190,898	172,433
3.093% due 12/25/2061 ~		262,171	224,593
3.250% due 01/25/2061 ~		12,636	10,389
3.500% due 01/25/2061 ~		8,832	7,167
3.875% due 01/25/2061 ~		7,473	5,962
4.250% due 01/25/2061 ~		4,076	3,150
4.750% due 01/25/2061 ~		3,533	2,544
5.409% due 01/25/2061 ~		3,303	2,584
GSMPS Mortgage Loan Trust 3.599% due 06/25/2034 ~		1,774	1,615
GSR Mortgage Loan Trust 3.061% due 11/25/2035 ~		4	4
HarborView Mortgage Loan Trust
2.898% due 12/19/2036 ^•		5,423	4,446
3.435% due 06/19/2045 ^~		759	379
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		2,903	2,794
Hawaii Hotel Trust
6.318% due 05/15/2038 ~		7,810	7,496
6.478% due 05/15/2038 ~		58,016	55,546
Hilton USA Trust 4.194% due 11/05/2038 ~		15,000	12,965
HSI Asset Securitization Corp. Trust 5.379% due 07/25/2035 ~		3,069	2,685
Impac CMB Trust 5.216% due 12/25/2032 þ		182	173
Impac Secured Assets Trust 5.029% due 03/25/2036 •		1,413	1,112
Independence Plaza Trust 4.356% due 07/10/2035		1,600	1,457
IndyMac INDA Mortgage Loan Trust 3.956% due 08/25/2037 ~		100	90
IndyMac INDX Mortgage Loan Trust
3.025% due 05/25/2037 ^~		1,252	1,001
3.197% due 05/25/2037 ^~		1,429	952
3.227% due 09/25/2035 ^~		53	44
4.749% due 01/25/2037 •		8,498	6,954
InTown Mortgage Trust 8.021% due 08/15/2039 •		9,800	9,640
J.P. Morgan Mortgage Trust 4.750% due 01/25/2063 ~		18,290	17,400
JP Morgan Alternative Loan Trust
3.133% due 05/25/2036 ^~		102	58
3.326% due 10/25/2036 ~		6,902	5,813
3.741% due 12/25/2036 ~		36	34
4.141% due 12/25/2035 ^~		463	338

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Corp.
6.428% due 05/15/2034 •		5,900	5,781
6.818% due 05/15/2034 •		1,086	1,054
JP Morgan Chase Commercial Mortgage Securities Trust
3.756% due 01/05/2031 ~		5,000	4,990
6.039% due 02/12/2051 ~		248	2,055
6.068% due 12/15/2036 ~		3,810	3,243
6.168% due 09/15/2029 ~		7,700	7,258
6.418% due 09/15/2029 ~		8,698	7,965
JP Morgan Mortgage Trust
3.169% due 06/25/2037 ^~		236	177
3.349% due 05/25/2036 ~		241	196
3.546% due 08/25/2036 ^~		647	532
3.708% due 07/25/2035 ~		9	9
6.500% due 09/25/2035		97	70
Lavender Trust 6.250% due 10/26/2036		1,078	576
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		13,720	12,350
1.892% due 10/25/2066 þ		5,762	5,293
1.991% due 09/25/2060 ~		2,940	2,885
6.139% due 01/28/2070 •		4,205	4,200
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		383	310
6.000% due 09/25/2037 ^		115	105
Lehman XS Trust
4.749% due 12/25/2036 •		7,147	6,709
4.769% due 09/25/2046 •		185	154
LUXE Commercial Mortgage Trust 6.068% due 10/15/2038 •		18,339	17,127
MASTR Adjustable Rate Mortgages Trust 4.599% due 04/25/2046 ~		224	193
MASTR Alternative Loan Trust 6.750% due 07/25/2036		395	146
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		1,735	1,461
MBRT 6.868% due 11/15/2036 •		33,511	32,061
Merrill Lynch Alternative Note Asset Trust 4.989% due 03/25/2037 •		608	177
Merrill Lynch Mortgage Investors Trust
4.138% due 11/25/2035 ~		34	33
5.109% due 08/25/2035 •		1,900	1,743
MFA Trust 5.570% due 09/25/2067 þ		21,265	20,895
MFT Trust
3.358% due 02/10/2042		5,000	3,869
3.477% due 02/10/2042 ~		6,815	5,068
Morgan Stanley Bank of America Merrill Lynch Trust 4.750% due 12/15/2046 ~		4,080	3,661
Morgan Stanley Capital Trust
5.184% due 10/12/2052 ~		302	302
5.843% due 11/15/2034 ~		5,400	5,093
6.562% due 12/15/2036 •		9,000	6,788
6.643% due 11/15/2034 ~		20,993	19,404
7.395% due 12/15/2023 ~		2,500	2,258
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~		1,957	1,546
Mortgage Equity Conversion Asset Trust 5.130% due 01/25/2042 •		8,129	8,007
MRCD Mortgage Trust 2.718% due 12/15/2036		19,430	17,384
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~		21,999	18,003
4.773% due 06/17/2038 ~		11,706	9,790
5.518% due 11/15/2034 ~		4,000	3,904
5.718% due 11/15/2034 •		4,000	3,884
New Orleans Hotel Trust
5.307% due 04/15/2032 •		3,300	3,141
5.907% due 04/15/2032 •		12,440	11,622
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		2,249	2,081
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.544% due 04/25/2036 ^~		2,031	1,726
4.579% due 06/25/2037 •		3,807	3,280
Nomura Resecuritization Trust 5.289% due 01/25/2037 ~		22,986	21,572
Pepper Residential Securities Trust 5.239% due 11/18/2060 •		649	647
PRET LLC 6.559% due 08/25/2052 þ		4,177	4,128
RBSSP Resecuritization Trust 3.176% due 01/26/2036 ~		3,141	2,769
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	2,315	1,673

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Residential Accredit Loans, Inc. Trust
2.898% due 09/25/2046 •		$5,594	4,711
3.408% due 09/25/2045 •		194	169
4.709% due 01/25/2037 ~		11,734	9,826
4.769% due 07/25/2036 ~		152	134
6.000% due 09/25/2036 ^		360	159
Residential Funding Mortgage Securities, Inc. Trust 4.875% due 08/25/2036 ^~		8	7
RESIMAC Bastille Trust 5.102% due 09/05/2057 •		647	646
RMAC PLC 4.206% due 06/12/2046 ~	GBP	261	314
Sequoia Mortgage Trust 5.133% due 09/20/2034 •		$142	125
SFO Commercial Mortgage Trust
6.718% due 05/15/2038 •		23,560	20,379
7.218% due 05/15/2038 ~		5,000	4,178
Starwood Mortgage Trust
6.018% due 04/15/2034 ~		7,734	7,418
6.568% due 04/15/2034 •		10,000	9,508
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •	GBP	14,404	17,265
Structured Adjustable Rate Mortgage Loan Trust
3.838% due 09/25/2035 ~		$145	128
4.689% due 02/25/2037 ~		2,445	2,290
Structured Asset Mortgage Investments Trust
4.649% due 03/25/2037 ~		1,052	354
4.929% due 08/25/2035 •		287	247
Structured Asset Securities Corp.
4.639% due 07/25/2035 •		14,681	13,546
4.649% due 05/25/2043 •		8,276	7,805
Structured Asset Securities Corp. Mortgage Loan Trust 4.639% due 05/25/2036 •		15,001	12,298
TBW Mortgage-Backed Trust
4.749% due 01/25/2037 ~		15,096	3,988
6.470% due 09/25/2036 ^þ		473	16
6.620% due 03/25/2037 þ		9,386	2,271
Tharaldson Hotel Portfolio Trust 6.518% due 11/11/2034 •		2,391	2,252
Towd Point Mortgage Trust
3.750% due 07/25/2062 ~		9,366	8,624
3.750% due 09/25/2062		101,384	95,282
Trinity Square PLC
4.279% due 07/15/2059 •	GBP	9,700	11,509
4.579% due 07/15/2059 ~		2,800	3,288
4.879% due 07/15/2059 ~		1,900	2,201
5.629% due 07/15/2059 ~		900	1,042
Uropa Securities PLC 3.266% due 10/10/2040 •		2,849	3,127
VASA Trust
5.568% due 07/15/2039 ~		$10,800	9,927
6.068% due 07/15/2039 ~		10,000	9,135
Waikiki Beach Hotel Trust
5.798% due 12/15/2033 ~		5,000	4,766
6.348% due 12/15/2033 •		8,650	8,167
WaMu Commercial Mortgage Securities Trust
2.862% due 11/23/2043 ~		1,320	1,302
3.276% due 03/23/2045 ~		12,845	12,722
WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~		121	106
2.839% due 02/25/2037 ^~		195	167
3.248% due 11/25/2042 ~		45	41
4.180% due 09/25/2033 ~		19	17
4.949% due 11/25/2045 •		346	300
5.369% due 11/25/2034 •		239	217
Warwick Finance Residential Mortgages PLC 4.387% (SONIO/N + 0.950%) due 12/21/2049 ~	GBP	11,757	14,214
Wells Fargo Commercial Mortgage Trust
5.370% due 12/13/2031 •		$5,100	5,033
5.620% due 12/13/2031 ~		4,200	4,132
6.365% due 12/13/2031 ~		100	97
6.408% due 02/15/2037 ~		2,200	2,068
Wells Fargo Mortgage-Backed Securities Trust
2.755% due 04/25/2036 ^~		619	575
4.073% due 09/25/2033 ~		25	24
4.414% due 10/25/2037 ~		12,088	10,105
4.414% due 11/25/2037 ^~		162	138

Total Non-Agency Mortgage-Backed Securities (Cost $2,647,527)			2,403,870

ASSET-BACKED SECURITIES 15.0%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,797	1,650
Aames Mortgage Trust
6.950% due 11/25/2031 þ		816	677
7.150% due 01/25/2032 þ		341	322

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

AccessLex Institute 4.934% due 09/26/2033 •		1,910	1,841
Accredited Mortgage Loan Trust 4.649% due 09/25/2036 ~		1,749	1,716
Ameriquest Mortgage Securities Trust 4.899% due 04/25/2036 ~		1,622	1,606
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.834% due 06/25/2033 ^~		1,191	1,070
5.139% due 01/25/2036 •		200	194
5.739% due 03/25/2033 •		168	160
Ares European CLO DAC 2.582% due 10/21/2033 ~	EUR	24,950	26,168
Argent Securities Trust
4.689% due 06/25/2036 •		$2,211	1,469
4.689% due 06/25/2036 ~		1,190	335
4.769% due 03/25/2036 ~		5,412	4,683
4.869% due 07/25/2036 •		1,099	302
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.339% due 05/25/2034 ~		793	591
Asset-Backed Securities Corp. Home Equity Loan Trust
3.646% due 01/25/2036 •		6,033	5,190
5.364% due 06/25/2035 ~		2,000	1,694
Ayresome CDO Ltd. 3.498% due 12/08/2045 •		2,515	637
Bastille Euro CLO DAC 2.528% due 01/15/2034 ~	EUR	50,000	51,658
Bayview Financial Mortgage Pass-Through Trust 4.914% due 04/28/2036 ~		$400	388
Bear Stearns Asset-Backed Securities Trust
4.629% due 06/25/2047 •		222	221
4.739% due 06/25/2047 •		25,753	20,838
5.989% due 10/25/2037 •		37,194	35,480
6.339% due 08/25/2035 •		16,015	15,564
Bear Stearns Structured Products, Inc. Trust 6.389% due 03/25/2037 ~		7,000	6,348
Black Diamond CLO DAC 2.834% due 10/03/2029 •	EUR	97	104
BlueMountain CLO Ltd. 5.159% due 07/15/2031 •		$12,200	11,999
BlueMountain Fuji Eur CLO V DAC 2.288% due 01/15/2033 ~	EUR	10,200	10,516
Bosphorus CLO DAC 2.866% due 12/15/2030 •		2,799	2,922
Capitalsource Real Estate Loan Trust
4.559% due 01/20/2037 ~		$1,369	1,278
4.659% due 01/20/2037 •		650	565
4.759% due 01/20/2037 ~		400	289
Carlyle Global Market Strategies CLO Ltd. 5.583% due 07/20/2032 ~		7,500	7,380
Carrington Mortgage Loan Trust
4.579% due 06/25/2037 ~		259	252
4.914% (US0001M + 0.525%) due 02/25/2036 ~		754	733
5.379% due 06/25/2035 •		24,951	24,059
6.189% due 05/25/2035 •		15,328	12,317
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		2,703	2,373
Cavendish Square Funding PLC 3.652% due 02/11/2055 ~	EUR	796	851
Centex Home Equity Loan Trust 5.039% due 03/25/2033 •		$1,647	1,615
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		16,373	15,591
Citigroup Mortgage Loan Trust
4.824% due 11/25/2036 •		691	678
5.049% due 02/25/2035 •		390	375
5.079% due 10/25/2035 ^•		800	723
College Avenue Student Loans LLC
4.130% due 12/26/2047		1,705	1,589
5.589% due 12/26/2047 ~		1,262	1,240
6.039% due 11/26/2046 •		542	531
Conseco Finance Corp.
6.280% due 09/01/2030		462	462
7.500% due 03/01/2030 ~		2,924	1,216
Conseco Finance Securitizations Corp.
5.870% due 09/01/2033 ~		2,571	2,527
7.954% due 12/01/2033 ~		785	787
Countrywide Asset-Backed Certificates
4.869% due 04/25/2037 •		43	35
4.889% due 01/25/2046 ^~		6,245	5,841
Countrywide Asset-Backed Certificates Trust
3.779% due 12/25/2034 ~		1,183	1,076
4.529% due 06/25/2047 ^~		8,232	7,296
4.589% due 10/25/2047 ~		6,504	6,126
4.609% due 05/25/2037 •		23,348	22,096
4.609% due 05/25/2047 •		4,487	4,225
4.639% due 06/25/2047 ~		222	212

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

4.649% due 04/25/2046 •		1,832	1,672
4.659% due 09/25/2046 ~		1,652	1,344
4.689% due 03/25/2047 ^~		4,448	4,342
4.869% due 03/25/2047 ^•		10,109	8,885
5.079% due 05/25/2036 ~		92	91
5.089% due 03/25/2036 ^~		5,609	5,072
5.129% due 08/25/2047 •		26,415	25,460
5.499% due 02/25/2035 ~		4,460	3,807
5.739% due 04/25/2035 ~		341	340
Credit-Based Asset Servicing & Securitization CBO Ltd.
3.633% due 12/15/2034 ~		10,528	797
4.914% due 02/16/2041 ~		128,899	2,562
Credit-Based Asset Servicing & Securitization LLC 3.207% due 03/25/2034 •		143	140
CVC Cordatus Loan Fund DAC 2.578% due 08/15/2032 •	EUR	1,900	1,983
CWHEQ Revolving Home Equity Loan Resuritization Trust 4.558% due 12/15/2035 •		$98	98
ECMC Group Student Loan Trust 5.439% due 05/25/2067 ~		2,079	2,005
EFS Volunteer LLC 5.208% due 10/25/2035 •		657	655
Ellington Loan Acquisition Trust 5.489% due 05/25/2037 •		12,307	11,825
EMC Mortgage Loan Trust 7.389% due 11/25/2030 •		4,425	4,296
First Franklin Mortgage Loan Trust
4.509% due 11/25/2036 ~		1,926	1,742
4.689% due 05/25/2036 •		2,308	2,174
4.699% due 07/25/2036 •		263	247
4.869% due 04/25/2036 •		7,600	6,876
First NLC Trust 1.286% due 05/25/2035 •		10,263	8,594
Fremont Home Loan Trust 4.529% due 11/25/2036 •		4,004	2,397
Gallatin CLO Ltd. 5.328% due 01/21/2028 •		10,439	10,354
GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027		11,500	11,269
5.340% due 06/15/2028		11,500	11,194
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		7,000	6,914
Greywolf CLO Ltd. 5.518% due 01/27/2031 •		12,900	12,731
GSAA Home Equity Trust
4.629% due 05/25/2047 •		916	592
4.829% due 03/25/2047 •		5,584	2,243
5.289% due 08/25/2037 ~		80	78
6.741% due 03/25/2036 þ		3,938	1,197
GSAMP Trust
4.529% due 03/25/2047 ~		10,861	9,742
4.559% due 01/25/2037 •		944	904
4.869% due 09/25/2036 •		9,045	3,348
5.139% due 01/25/2034 •		1,654	1,580
5.364% due 06/25/2034 ~		738	710
Harley Marine Financing LLC 6.682% due 05/15/2043 «þ		771	708
Harvest SBA Loan Trust 6.266% due 08/25/2044 ~		3,009	3,010
Hildene TruPS Securitization Ltd. 6.425% due 05/22/2039 ~		36,672	35,920
Home Equity Asset Trust 4.989% due 07/25/2036 ~		1,000	889
Home Equity Loan Trust
4.579% due 04/25/2037 ~		12,197	11,436
4.619% due 04/25/2037 •		577	556
Home Equity Mortgage Loan Asset-Backed Trust
4.579% due 04/25/2037 •		7,248	4,792
4.769% due 06/25/2036 •		768	752
5.634% due 03/25/2035 •		2,900	2,796
HSI Asset Loan Obligation Trust 4.136% due 12/25/2036 •		58	20
JP Morgan Mortgage Acquisition Corp.
4.974% due 01/25/2036 ~		9,226	8,699
5.289% (US0001M + 0.900%) due 09/25/2035 ~		3,400	2,756
5.349% due 06/25/2035 ~		7,474	6,253
JP Morgan Mortgage Acquisition Trust
4.599% due 10/25/2036 ~		492	484
4.839% due 07/25/2036 •		5,000	4,113
Jubilee CLO DAC 2.128% due 07/12/2028 ~	EUR	101	107
Laurelin DAC 2.176% due 10/20/2031 •		40,500	42,031
LCCM Trust 5.768% due 11/15/2038 ~		$7,400	7,109

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Lehman XS Trust
4.629% due 02/25/2037 ~		3,967	3,787
4.709% due 02/25/2037 ~		1,617	1,542
LendingClub Receivables Trust 4.000% due 07/17/2045		1,898	1,893
Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029		6,376	6,305
4.770% due 10/15/2029		5,550	5,422
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		6,225	6,115
Long Beach Mortgage Loan Trust
4.689% due 06/25/2036 •		8,469	4,218
4.689% due 09/25/2036 ~		11,055	7,059
4.849% (US0001M + 0.460%) due 10/25/2036 ~		32,211	10,325
4.989% due 02/25/2036 ~		7,068	5,814
5.019% due 01/25/2046 •		3,483	3,207
Mackay Shields EURO CLO DAC 2.386% due 10/20/2032 •	EUR	2,700	2,787
Marlay Park CLO DAC 2.118% due 10/15/2030 •		4,100	4,291
MASTR Asset-Backed Securities Trust
4.439% due 01/25/2037 •		$283	82
4.599% due 05/25/2037 •		110	104
6.114% due 06/25/2035 •		470	460
Merrill Lynch Mortgage Investors Trust
4.534% due 08/25/2037 •		452	396
4.536% due 04/25/2037 ~		627	317
4.609% due 08/25/2037 •		1,153	611
4.649% due 03/25/2037 ~		1,051	939
5.189% due 08/25/2035 ~		1,139	1,078
METAL LLC 4.581% due 10/15/2042		3,051	1,603
MF1 LLC 6.956% due 09/17/2037 ~		9,600	9,564
MF1 Ltd. 6.471% due 06/19/2037 •		22,100	21,788
Morgan Stanley ABS Capital, Inc. Trust
4.639% due 07/25/2036 ~		62	52
4.869% due 09/25/2036 ~		6,937	2,671
4.929% due 03/25/2036 •		3,137	3,004
5.094% due 12/25/2034 •		86	81
5.319% due 02/25/2035 •		1,075	962
National Collegiate Student Loan Trust
2.824% due 10/25/2033 •		1,961	1,892
4.709% due 10/27/2031 ~		3,452	3,382
Navient Private Education Refi Loan Trust 1.170% due 09/16/2069		3,403	3,020
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.539% due 07/25/2036 •		6,086	5,474
4.539% due 07/25/2036 ~		10,998	10,353
4.719% due 10/25/2036 ^•		2,113	479
5.049% due 11/25/2035 ~		2,500	2,355
NovaStar Mortgage Funding Trust
4.709% due 05/25/2036 •		1,266	1,235
5.304% due 10/25/2035 •		6,654	6,126
6.489% due 12/25/2034 ~		74	69
Octagon Investment Partners Ltd. 5.039% due 04/16/2031 •		15,300	15,090
OneMain Financial Issuance Trust 4.890% due 10/14/2034		36,800	35,967
Option One Mortgage Loan Trust Asset-Backed Certificates 5.079% due 11/25/2035 •		2,110	2,006
Ownit Mortgage Loan Trust
4.709% (US0001M + 0.320%) due 10/25/2037 ~		11,188	10,708
4.809% due 01/25/2037 •		1,308	1,227
4.849% due 10/25/2037 •		6,098	5,856
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		24,015	23,167
2.030% due 10/15/2029		13,332	12,806
4.970% due 01/15/2030		9,226	9,091
Palisades CDO Ltd. 4.975% due 07/22/2039 •		3,152	3,143
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.124% due 09/25/2035 ~		7,713	7,383
5.424% due 05/25/2035 •		7,804	5,772
People's Choice Home Loan Securities Trust 4.961% due 05/25/2035 ^~		1,007	899
Popular ABS Mortgage Pass-Through Trust 4.699% due 11/25/2036 •		7,430	5,995
PRET LLC
1.843% due 09/25/2051 þ		32,261	28,913
1.868% due 07/25/2051 þ		13,668	12,131
1.992% due 02/25/2061 þ		2,086	1,891
2.487% due 07/25/2051 þ		20,546	19,079
2.487% due 10/25/2051 ~		3,964	3,487
2.487% due 10/25/2051 þ		25,485	23,137

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

3.721% due 07/25/2051 þ		26,687	25,033
5.240% due 04/25/2052 þ		34,387	33,204
5.927% due 06/25/2052 þ		61,880	59,844
Purple Finance CLO DAC 2.343% due 01/25/2031 •	EUR	2,033	2,131
Quest Trust 4.969% due 08/25/2036 •		$7,631	6,635
RAAC Trust 4.989% due 06/25/2044 ~		1,503	1,236
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		3,327	3,216
Residential Asset Mortgage Products Trust
4.974% due 03/25/2036 •		18,400	15,131
5.069% due 12/25/2035 •		883	768
Residential Asset Securities Corp. Trust
4.929% due 07/25/2036 ~		1,306	1,130
5.019% due 02/25/2036 •		1,500	1,390
5.349% due 01/25/2036 •		2,608	2,320
5.364% due 09/25/2035 ~		3,976	3,864
Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		16,000	15,603
4.960% due 11/15/2028		14,000	13,552
Saranac CLO Ltd. 6.353% due 06/22/2030 ~		5,885	5,803
Saxon Asset Securities Trust
4.629% due 10/25/2046 •		9,050	7,684
4.699% due 09/25/2037 •		4,692	4,413
6.139% due 12/25/2037 •		2,709	2,501
Securitized Asset-Backed Receivables LLC Trust
4.609% due 01/25/2037 •		4,020	2,869
4.969% due 12/25/2035 •		144	138
5.004% due 01/25/2035 •		2,596	2,388
5.439% due 03/25/2035 ~		237	226
Segovia European CLO DAC
2.173% due 01/18/2031 ~	EUR	1,371	1,440
2.173% due 01/18/2031 •		1,080	1,135
SLM Student Loan Trust 5.858% due 04/25/2023 ~		$2,038	2,028
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(f)		3	4,665
2.340% due 09/15/2034		3,060	2,915
3.940% due 02/16/2055		23,451	21,698
4.550% due 02/16/2055		8,110	7,438
4.668% due 02/16/2055 •		23,451	22,761
4.950% due 02/16/2055		2,107	1,910
5.950% due 02/16/2055		3,767	3,512
SoFi Professional Loan Program LLC 2.630% due 07/25/2040		1,633	1,603
Soundview Home Loan Trust
4.499% due 01/25/2037 •		8,129	5,890
4.539% due 03/25/2037 •		2,576	2,397
4.559% due 07/25/2037 ~		5,248	4,423
4.589% due 06/25/2037 •		41,708	30,125
4.629% due 11/25/2036 •		6,004	1,735
4.729% due 11/25/2036 ~		3,470	1,003
5.339% due 09/25/2037 •		848	695
5.364% due 03/25/2036 •		1,000	842
Structured Asset Investment Loan Trust
4.956% due 09/25/2034 •		3,390	3,244
5.109% due 07/25/2035 ~		1,660	1,577
Structured Asset Securities Corp. 5.589% due 02/25/2035 •		542	512
Structured Asset Securities Corp. Mortgage Loan Trust
4.544% due 09/25/2036 ~		787	497
4.769% due 12/25/2035 •		2,744	2,656
Theorem Funding Trust
1.850% due 02/15/2028		3,976	3,879
6.060% due 12/15/2028		7,880	7,751
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,482
4.000% due 11/25/2058 ~		5,000	4,472
Trainer Wortham First Republic CBO Ltd. 4.509% due 04/10/2037 •		289	288
TruPS Financials Note Securitization Ltd. 6.316% due 09/20/2039 •		3,777	3,589
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		2,986	2,865
Upstart Securitization Trust
3.120% due 03/20/2032		13,576	13,087
4.370% due 05/20/2032		29,026	28,387
5.500% due 06/20/2032		11,068	10,802

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

WAVE Trust 3.844% due 11/15/2042		5,284	4,016

Total Asset-Backed Securities (Cost $1,516,649)			1,423,380

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		11,578	3,052
1.000% due 07/09/2029		1,115	298
1.400% due 03/25/2023	ARS	5,148,153	15,635
1.500% due 07/09/2035 þ		$40,783	10,296
1.500% due 07/09/2046 þ		115	30
3.500% due 07/09/2041 þ		8,520	2,443
3.875% due 01/09/2038 þ		10,711	3,410
15.500% due 10/17/2026	ARS	129,155	100
Autonomous City of Buenos Aires 72.479% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	34
Japan Government International Bond 0.100% due 03/01/2023	JPY	4,845,000	36,928
Peru Government International Bond
5.350% due 08/12/2040	PEN	351	69
5.400% due 08/12/2034		674	143
5.940% due 02/12/2029		9,683	2,341
6.350% due 08/12/2028		22,761	5,704
6.900% due 08/12/2037		10	2
6.950% due 08/12/2031		430	107
8.200% due 08/12/2026		31,028	8,559
Provincia de Buenos Aires 72.913% due 04/12/2025	ARS	21,052	58
Romania Government International Bond
1.750% due 07/13/2030	EUR	300	224
2.000% due 04/14/2033		11,514	7,928
3.750% due 02/07/2034		13,830	11,085
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$5,200	1,820
4.750% due 05/27/2026 ^(c)		6,000	2,100
5.250% due 06/23/2047 ^(c)		12,400	4,588
5.625% due 04/04/2042 ^(c)		3,400	2,159
5.875% due 09/16/2043 ^(c)		1,800	1,075
5.930% due 04/24/2024 (c)	RUB	2,210,301	9,291
7.150% due 11/12/2025 (c)		1,955,413	8,219
7.950% due 10/07/2026 (c)		766,427	3,222
12.750% due 06/24/2028 ^(c)		$100	78
Serbia Government International Bond
1.650% due 03/03/2033	EUR	2,700	1,763
3.125% due 05/15/2027		1,998	1,845
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,373,500	85,459
State Agency of Roads of Ukraine 6.250% due 06/24/2030		$1,800	319
Turkey Government International Bond
4.250% due 03/13/2025		23,900	22,404
5.250% due 03/13/2030		15,400	12,435
6.125% due 10/24/2028		2,500	2,240
7.625% due 04/26/2029		7,700	7,285
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		1,000	1,015
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		124	11
7.650% due 04/21/2025 ^(c)		3,123	274
8.250% due 10/13/2024 ^(c)		2,021	177
9.000% due 05/07/2023 ^(c)		268	23
9.250% due 09/15/2027 ^(c)		729	69
9.250% due 05/07/2028 ^(c)		2,886	260
11.750% due 10/21/2026 ^(c)		130	12
11.950% due 08/05/2031 ^(c)		6,600	627

Total Sovereign Issues (Cost $401,589)			277,216

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		2,065,869	2,169
iHeartMedia, Inc. 'A' (d)		487,321	2,987
iHeartMedia, Inc. 'B' «(d)		378,169	2,087

			7,243

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (d)		4,107	1

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

ENERGY 0.1%
Noble Corp. PLC (d)	216,304	8,157

FINANCIALS 0.1%
Credit Suisse Group AG	393,064	1,175
Hipotecaria Su Casita SA de CV «(d)	345,787	0
Intelsat SA «(d)(k)	371,776	8,923

		10,098

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(d)(k)	110,888	19,522
Voyager Aviation Holdings LLC «(d)	958	0
Westmoreland Mining Holdings «(d)(k)	2,935	22

		19,544

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	224,335	0

Total Common Stocks (Cost $66,189)		45,043

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	40,565	274

Total Rights (Cost $0)		274

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	1,075	0
Intelsat Emergence SA - Exp. 02/17/2027 «	4,542	15
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	38,779	291

		306

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «	5,491	111

Total Warrants (Cost $6,447)		417

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	14,700,000	12,761
4.000% due 12/01/2030 •(i)	2,000,000	1,594
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	500,000	465
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	4,581,775	4,717

		19,537

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC «	5,748	1,543

Total Preferred Securities (Cost $25,184)		21,080

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.	2,443	56
Uniti Group, Inc.	4,324	24

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Total Real Estate Investment Trusts (Cost $61)			80

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.3%
REPURCHASE AGREEMENTS (l) 0.6%			61,562

ARGENTINA TREASURY BILLS 0.1%
(25.083)% due 05/19/2023 (f)(g)	ARS	1,413,751	4,295

ISRAEL TREASURY BILLS 0.5%
0.029% due 01/04/2023 (e)(f)	ILS	172,800	49,137

JAPAN TREASURY BILLS 5.1%
(0.151)% due 01/06/2023 - 03/20/2023 (e)(f)	JPY	63,335,000	482,710

Total Short-Term Instruments (Cost $575,369)			597,704

Total Investments in Securities (Cost $13,543,996)			12,539,712

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		534	5

Total Short-Term Instruments (Cost $5)			5

Total Investments in Affiliates (Cost $5)			5

Total Investments 132.2% (Cost $13,544,001)			$12,539,717
Financial Derivative Instruments (n)(p) (0.8)%(Cost or Premiums, net $(34,436))			(71,807)
Other Assets and Liabilities, net (31.4)%			(2,981,169)

Net Assets 100.0%			$9,486,741

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat SA	06/19/2017 - 02/23/2022	$25,427	$8,923	0.09%
Neiman Marcus Group Ltd. LLC	09/25/2020	3,571	19,522	0.21
Westmoreland Mining Holdings	03/26/2019	9	22	0.00

$29,007	$28,467	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.100%	12/30/2022	01/03/2023	$13,300	U.S. Treasury Notes 1.625% due 05/15/2031	$(13,592)	$13,300	$13,306
DEU	4.230	12/30/2022	01/03/2023	44,500	U.S. Treasury Bonds 2.750% due 11/15/2047	(45,020)	44,500	44,521
FICC	1.900	12/30/2022	01/03/2023	3,762	U.S. Treasury Bills 0.000% due 06/29/2023	(3,837)	3,762	3,762

Total Repurchase Agreements	$(62,449)	$61,562	$61,589

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	4.350%	12/07/2022	01/05/2023	$(24,988)	$(25,070)
GRE	4.450	12/15/2022	01/12/2023	(33,572)	(33,651)
4.470	12/15/2022	01/05/2023	(1,157)	(1,159)
IND	4.450	12/16/2022	01/13/2023	(26,915)	(26,975)
RCY	4.340	12/08/2022	01/05/2023	(7,488)	(7,511)
RDR	4.150	12/30/2022	TBD(3)	(8,650)	(8,652)

Total Reverse Repurchase Agreements	$(103,018)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.8)%
Uniform Mortgage-Backed Security, TBA	1.500%	01/01/2053	$3,650	$(2,893)	$(2,811)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2038	144,400	(129,583)	(128,450)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2053	31,500	(26,347)	(25,639)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2053	14,000	(11,884)	(11,858)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2053	315,900	(270,259)	(267,846)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2053	44,700	(41,213)	(40,615)
Uniform Mortgage-Backed Security, TBA	6.000	01/01/2053	75,800	(77,245)	(76,942)

Total Short Sales (5.8)%	$(559,424)	$(554,161)

(m)	Securities with an aggregate market value of $109,215 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(28,813) at a weighted average interest rate of 2.117%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	420	$1,050	$(393)	$(1,274)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	420	1,050	(341)	(36)

Total Written Options	$(734)	$(1,310)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2023	126	$9,924	$(567)	$8	$(19)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	407	$(97,141)	$1,882	$46	$0
3-Month SOFR Active Contract December Futures	03/2025	212	(51,230)	581	0	(19)
3-Month SOFR Active Contract December Futures	03/2026	227	(54,945)	582	0	(23)
3-Month SOFR Active Contract June Futures	09/2024	266	(63,993)	906	7	0
3-Month SOFR Active Contract June Futures	09/2025	214	(51,783)	557	0	(21)
3-Month SOFR Active Contract March Futures	06/2024	352	(84,357)	1,405	26	0
3-Month SOFR Active Contract March Futures	06/2025	192	(46,438)	512	0	(19)
3-Month SOFR Active Contract March Futures	06/2026	214	(51,793)	541	0	(21)
3-Month SOFR Active Contract September Futures	12/2024	246	(59,348)	730	0	(9)
3-Month SOFR Active Contract September Futures	12/2025	174	(42,115)	445	0	(17)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	243	(3)	195	0	0
Euro-Bund March Futures	03/2023	338	(48,096)	3,047	383	(170)
Euro-Buxl 30-Year Bond March Futures	03/2023	4	(579)	109	15	(3)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	243	(1,485)	(1,246)	117	(255)
U.S. Treasury 2-Year Note March Futures	03/2023	1,449	(297,158)	(200)	226	0
U.S. Treasury 5-Year Note March Futures	03/2023	1,182	(127,573)	18	102	0
U.S. Treasury 10-Year Note March Futures	03/2023	9,394	(1,054,917)	9,760	1,321	0
U.S. Treasury Long-Term Bond March Futures	03/2023	186	(23,314)	(8)	29	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	288	(38,682)	(51)	144	0
U.S. Ultra Treasury Note March Futures	03/2023	611	(72,270)	491	38	0

$20,256	$2,454	$(557)

Total Futures Contracts	$19,689	$2,462	$(576)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.659%		$800	$(110)	$59	$(51)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.798%	EUR	40,500	$(488)	$752	$264	$0	$(14)
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.873		43,900	1,199	(986)	213	0	(34)
AT&T, Inc.	1.000	Quarterly	06/20/2023	0.674		$4,400	6	3	9	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.867		8,300	105	(91)	14	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.918		5,600	53	(42)	11	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.967		300	4	(4)	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998		11,600	202	(197)	5	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.022		2,400	34	(35)	(1)	0	0
Atlantia SpA	1.000	Quarterly	06/20/2026	2.054	EUR	3,600	(117)	(10)	(127)	0	(3)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.746		7,000	8	13	21	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709		$32,300	119	(62)	57	3	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847		10,500	7	12	19	1	0
Boeing Co.	1.000	Quarterly	12/20/2024	1.077		4,600	(111)	106	(5)	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265		2,800	(17)	(5)	(22)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		13,700	(58)	(81)	(139)	6	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.357		4,100	(170)	114	(56)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	2.622		2,600	(89)	180	91	0	(6)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.780		100	(5)	9	4	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2025	3.222		800	(60)	93	33	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.109		3,400	(16)	4	(12)	1	0
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	0.840		700	(14)	18	4	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	1.232		2,700	20	(41)	(21)	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	1.579		21,900	656	(264)	392	11	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	2.338		900	34	1	35	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	2.457		1,900	121	(29)	92	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	2.648		1,400	65	12	77	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	2.775		4,100	155	95	250	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	2.923		2,700	119	56	175	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	3.169		7,200	306	200	506	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.438		1,750	(83)	93	10	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.564		3,500	(61)	91	30	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801		21,800	151	(4)	147	0	(11)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		11,600	138	(79)	59	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473	EUR	24,300	(1,843)	967	(876)	0	(33)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.767	6,200	(625)	308	(317)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.993	6,300	(616)	200	(416)	0	(3)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	3.161	13,400	(631)	(443)	(1,074)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	3.357	5,200	(401)	(100)	(501)	0	(5)
Tesco PLC	1.000	Quarterly	06/20/2028	1.445	400	1	(10)	(9)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.979	$2,100	48	(46)	2	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009	20,900	493	(492)	1	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.073	4,800	(16)	4	(12)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123	4,300	(51)	30	(21)	0	0

$(1,428)	$340	$(1,088)	$30	$(119)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$2,040	$(94)	$93	$(1)	$0	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	7,654	(240)	230	(10)	1	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,975	(117)	105	(12)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	9,200	(295)	(142)	(437)	6	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	0	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	110,676	(4,323)	40	(4,283)	0	(5)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	32	(49)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	41,300	(3,430)	1,032	(2,398)	0	(2)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	396	32	(20)	12	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	37,818	3,301	(2,125)	1,176	4	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,673	152	(69)	83	0	(1)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	40,293	(13)	924	911	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	215,600	(5,900)	7,576	1,676	0	(33)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(4)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	79,300	(92)	955	863	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	214,500	275	1,517	1,792	8	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	42,700	(1,507)	916	(591)	26	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	8,800	(306)	418	112	23	0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	141,000	278	756	1,034	154	0

$(12,356)	$12,234	$(122)	$223	$(41)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	3,100	$594	$(66)	$528	$2	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052	2,400	(29)	(1,233)	(1,262)	0	(4)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052	2,400	(29)	(1,211)	(1,240)	0	(4)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	4,800	(63)	(2,338)	(2,401)	0	(8)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	16,500	3,764	1,461	5,225	27	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(393)	(393)	0	(24)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	19,770,000	361	5,879	6,240	334	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/15/2029	52,610,000	5,323	13,032	18,355	1,029	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	10,170,000	15	3,176	3,191	301	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		5,430,000	1,654	3,479	5,133	363	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		980,000	0	652	652	66	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$426,700	(29)	6,381	6,352	219	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		212,300	23	3,123	3,146	77	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		258,700	7,230	9,323	16,553	323	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		168,200	2,140	4,014	6,154	159	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		120,800	26	2,854	2,880	116	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		19,300	(67)	(1,571)	(1,638)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		65,090	2,178	5,881	8,059	136	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		24,500	(123)	(889)	(1,012)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		12,600	(65)	(343)	(408)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		24,100	(169)	(725)	(894)	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		25,300	(60)	71	11	52	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		33,150	2,389	242	2,631	49	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		26,380	1,530	2,718	4,248	51	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		80,100	3,577	9,310	12,887	207	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		33,998	1,916	1,966	3,882	64	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		12,600	(79)	(375)	(454)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		12,500	(78)	(334)	(412)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		127,740	11,914	882	12,796	253	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		16,300	(60)	(2,285)	(2,345)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		9,600	102	815	917	34	0
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032		21,900	211	1,786	1,997	77	0
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032		32,300	307	2,597	2,904	113	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		177,290	(15,348)	(18,844)	(34,192)	0	(474)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		210,923	(7,247)	(17,075)	(24,322)	63	(647)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032		22,000	(304)	(1,284)	(1,588)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032		22,000	(308)	(1,261)	(1,569)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		18,900	(158)	(651)	(809)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		10,100	(47)	8	(39)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032		5,000	(22)	111	89	17	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		191,350	23,309	1,718	25,027	551	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	50,057	81,501	1,211	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	78,100	2	(265)	(263)	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	(203)	(203)	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	(65)	(65)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		258,700	(48)	(2,417)	(2,465)	0	(2)
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		16,400	0	10	10	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		10,900	0	6	6	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		28,200	0	14	14	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		13,500	0	7	7	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		28,200	0	13	13	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		57,600	0	15	15	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		7,100	0	2	2	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		28,800	0	6	6	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		72,300	0	15	15	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		57,600	0	10	10	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		94,600	0	18	18	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		5,400	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		3,600	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		4,400	0	(24)	(24)	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		12,100	0	(35)	(35)	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		20,200	0	(52)	(52)	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		10,200	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		10,000	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		20,300	0	(46)	(46)	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		6,500	0	(48)	(48)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		3,300	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		3,300	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		1,700	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		7,300	0	(34)	(34)	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		17,500	0	(67)	(67)	0	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$2,398,100	(17,483)	(71,267)	(88,750)	0	(1,376)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2023		55,600	(194)	2,807	2,613	42	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		34,400	(55)	(1,505)	(1,560)	0	(21)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		2,800	(60)	359	299	5	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		29,100	(66)	(2,948)	(3,014)	0	(43)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		20,500	(52)	(2,042)	(2,094)	0	(28)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		70,200	0	7,390	7,390	96	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		11,000	(18)	(1,109)	(1,127)	0	(15)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		41,000	(142)	(3,834)	(3,976)	0	(56)
Receive	3-Month USD-LIBOR	0.850	Semi-Annual	02/01/2027		40,100	(138)	5,192	5,054	58	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		56,300	0	5,906	5,906	85	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		225,200	(775)	(20,614)	(21,389)	0	(338)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		53,300	0	5,389	5,389	81	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		213,100	(801)	(18,543)	(19,344)	0	(321)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		39,800	0	4,067	4,067	62	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		132,800	(479)	(11,831)	(12,310)	0	(206)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	05/18/2027		1,198,200	(3,226)	138,685	135,459	2,183	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		8,200	(17)	1,139	1,122	14	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		164,248	(9,153)	(19,083)	(28,236)	0	(325)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		6,600	0	862	862	13	0
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		27,000	0	3,482	3,482	51	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		8,303	0	1,090	1,090	16	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		14,100	(28)	(1,879)	(1,907)	0	(28)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		42,271	816	(6,370)	(5,554)	0	(89)
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		16,900	(40)	2,362	2,322	35	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		6,600	(15)	(855)	(870)	0	(12)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		9,100	(21)	(1,120)	(1,141)	0	(17)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		11,000	(28)	(1,350)	(1,378)	0	(20)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	02/01/2029		76,600	(376)	12,325	11,949	145	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		93,822	(8,380)	(12,795)	(21,175)	0	(222)
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		13,400	(60)	2,401	2,341	28	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		6,800	(16)	1,260	1,244	14	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		10,200	(23)	1,897	1,874	21	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		16,700	(82)	3,080	2,998	40	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		10,800	(31)	(1,915)	(1,946)	0	(24)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		10,900	(26)	(1,910)	(1,936)	0	(23)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		8,000	(23)	(1,401)	(1,424)	0	(17)
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		8,000	(22)	(1,396)	(1,418)	0	(17)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		8,900	(28)	(1,410)	(1,438)	0	(20)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		11,000	(37)	(1,818)	(1,855)	0	(25)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/01/2032		18,800	(118)	3,749	3,631	44	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		14,500	91	1,959	2,050	28	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032		24,400	111	3,308	3,419	58	0
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		636,600	(16,692)	116,159	99,467	1,484	0
Pay	3-Month USD-LIBOR	1.317	Semi-Annual	12/16/2050		2,900	(57)	(1,100)	(1,157)	0	(16)
Pay	3-Month USD-LIBOR	1.485	Semi-Annual	01/13/2051		6,800	(51)	(2,462)	(2,513)	0	(31)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051		61,800	(309)	(21,455)	(21,764)	0	(282)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		7,300	(82)	(2,609)	(2,691)	0	(33)
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	01/22/2051		17,700	(204)	(6,492)	(6,696)	0	(79)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		45,400	0	17,261	17,261	248	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		8,400	(114)	2,764	2,650	40	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		2,200	(19)	(667)	(686)	0	(10)
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		2,200	(20)	(645)	(665)	0	(10)
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		190,500	(1,674)	65,144	63,470	878	0
Receive	3-Month ZAR-JIBAR	7.710	Quarterly	11/23/2025	ZAR	34,200	0	5	5	2	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		87,600	(22)	(419)	(441)	0	(7)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(481)	(395)	4	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(4,239)	(2,615)	48	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	2,400	0	94	94	1	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		2,300	0	142	142	2	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		19,700	(68)	(852)	(920)	0	(13)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	78	78	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	978	1,089	22	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	184	184	2	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	133	133	2	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	76	76	1	0
Pay(7)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2028		242,500	(16,668)	(4,299)	(20,967)	0	(764)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	475	515	8	0
Receive(7)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		23,400	1,918	1,206	3,124	123	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	7,385	8,351	142	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,834	1,705	31	0
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		145,100	354	4,308	4,662	199	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	3	(4)	0	(1)
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	0	(1)	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		306,500	0	(236)	(236)	0	(11)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		612,800	0	(467)	(467)	0	(21)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		2,081,400	47	(1,626)	(1,579)	0	(71)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		370,100	0	(280)	(280)	0	(13)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		306,500	0	(232)	(232)	0	(10)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		1,433,400	(12)	(1,085)	(1,097)	0	(48)
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		1,050,890	0	416	416	12	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		361,400	0	451	451	10	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		179,700	0	226	226	5	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		153,800	0	184	184	4	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	(24)	(24)	0	(1)
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	1	(12)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	1	(29)	0	(1)
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(24)	(13)	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(11)	(5)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(16)	(9)	0	(1)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		43,300	0	38	38	6	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		64,100	0	19	19	9	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	(60)	(60)	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(32)	(49)	0	(2)
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(84)	(94)	0	(5)
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	41	31	3	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	(8)	(13)	0	(1)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	3	3	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	(9)	(9)	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		31,400	129	(6)	123	6	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		130,100	534	(25)	509	26	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		32,100	0	0	0	7	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		75,700	0	8	8	15	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(7)	(13)	0	(1)
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	2	5	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(85)	(129)	0	(5)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	54	76	6	0
Receive	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,048)	(1,054)	0	(46)
Receive	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(963)	(935)	0	(43)
Receive	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,636)	(1,798)	0	(83)
Receive	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,311)	(1,354)	0	(59)
Receive	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,261)	(2,331)	0	(115)

							$4,022	$261,490	$265,512	$12,395	$(6,699)

Total Swap Agreements							$(9,872)	$274,123	$264,251	$12,648	$(6,859)

(o)

Securities with an aggregate market value of $204,237 and cash of $82,268 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)					This instrument has a forward starting effective date.
(p)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2023	JPY	146,000		$1,064	$0	$(50)
	01/2023		$57,751	AUD	85,268	318	0
	01/2023		1,719	EUR	1,624	20	0
	01/2023		2,491	GBP	2,034	0	(32)
	01/2023		1,409	JPY	185,800	8	0
	01/2023		1,525	KRW	1,990,735	56	0
	01/2023		250	PEN	960	2	0
	01/2023	ZAR	26,373		$1,484	0	(68)
	02/2023	CHF	6,426		6,785	0	(197)
	02/2023	JPY	21,270,000		151,866	0	(11,220)
	02/2023		$31,883	CAD	42,328	0	(613)
	02/2023		6,904	NOK	68,525	103	0
	02/2023	ZAR	85,464		$4,768	0	(243)
	03/2023	TWD	216,344		7,348	257	0
	03/2023		$14,229	IDR	221,972,400	98	0
	03/2023	ZAR	78,192		$4,428	0	(147)
	05/2023	PEN	45,416		11,560	0	(268)
BPS	01/2023	BRL	148,525		28,220	89	0
	01/2023		$1,513	GBP	1,255	5	0
	01/2023		24,026	ILS	77,508	0	(1,976)
	01/2023		46,896	KRW	61,144,538	1,672	0
	01/2023		2,237	ZAR	38,894	51	0
	02/2023		3,245	IDR	51,034,847	50	0
	02/2023	ZAR	210,530		$11,729	0	(619)
	03/2023	MXN	331,771		16,462	0	(329)
	03/2023	TWD	9,145		303	4	0
	03/2023		$329	CLP	286,758	6	0
	03/2023		438	INR	36,346	0	(1)
BRC	01/2023	CNH	21,617		$3,100	0	(27)
	01/2023	JPY	1,810,000		12,830	0	(963)
	02/2023	CHF	3,302		3,521	0	(67)
	03/2023	JPY	6,706,000		49,926	0	(1,687)
CBK	01/2023	AUD	1,088		731	0	(10)
	01/2023	CLP	11,038,420		12,408	0	(595)
	01/2023	ILS	290,738		92,074	9,363	0
	01/2023	PEN	1,839		478	0	(6)
	01/2023		$6,652	AUD	9,812	31	0
	01/2023		11,581	CLP	11,034,697	1,418	0
	01/2023		2,170	EUR	2,033	7	0
	01/2023		1,229	JPY	163,500	17	0
	01/2023		1,657	PEN	6,575	71	0
	01/2023		2,087	ZAR	36,563	61	0
	02/2023	CAD	47,066		$34,457	0	(313)
	02/2023	PEN	30,192		7,508	0	(407)
	02/2023		$16,557	BRL	89,681	336	0
	02/2023		12,408	CLP	11,099,220	607	0
	02/2023		22,321	NZD	34,846	0	(185)
	02/2023		3,124	PEN	12,460	148	0
	03/2023	MXN	12,958		$645	0	(12)
	03/2023		$1,867	CLP	1,617,965	23	0
	03/2023		23,014	MXN	475,828	1,068	0
	03/2023		228	PEN	915	12	0
	04/2023		7,510		29,886	289	0
	05/2023	PEN	6,262		$1,578	0	(53)
DUB	01/2023	JPY	7,340,000		52,089	0	(3,895)
	02/2023	ZAR	28,558		1,710	35	0
GLM	01/2023	BRL	22,689		4,370	72	0
	01/2023	CNH	22,437		3,226	0	(20)
	01/2023		$40,593	BRL	218,849	857	0
	01/2023		12,476	ILS	40,115	0	(1,064)
	01/2023	ZAR	87,307		$4,884	0	(247)
	02/2023		$4,343	BRL	22,689	0	(69)
	02/2023		24,324	MXN	497,316	1,043	0
	03/2023	MXN	261,839		$12,737	0	(514)
	05/2023		$1,381	PEN	5,590	76	0
	05/2023	ZAR	50,191		$3,003	81	0
JPM	01/2023	BRL	308,249		59,097	714	0
	01/2023	GBP	161,613		195,152	0	(261)
	01/2023		$49,579	BRL	260,615	0	(217)
	01/2023		2,848	CNY	19,819	22	0
	02/2023	TWD	270,304		$8,903	68	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

02/2023	$5,594	IDR	88,148,645	98	0
03/2023	5,114	CNY	35,380	27	0
03/2023	6,013	IDR	94,108,529	62	0
04/2023	58,055	BRL	308,249	0	(673)
MBC	01/2023	EUR	16,836	$17,755	0	(275)
01/2023	GBP	477	582	5	0
01/2023	$5,479	AUD	7,998	11	(43)
01/2023	17,836	EUR	16,773	126	0
01/2023	24,417	JPY	3,327,578	955	0
02/2023	IDR	768,262	$49	0	(1)
02/2023	$33,946	MXN	695,789	1,544	0
03/2023	TWD	355,684	$12,087	429	0
03/2023	$3,649	IDR	57,119,017	38	0
05/2023	CNH	13,898	$2,071	43	0
MYI	01/2023	$22,403	AUD	33,360	316	0
01/2023	83,165	JPY	11,401,857	3,772	0
02/2023	TWD	499,735	$16,392	58	0
02/2023	ZAR	479,955	26,234	0	(1,923)
03/2023	TWD	323,479	10,984	381	0
03/2023	$5,132	IDR	80,479,683	63	0
RBC	01/2023	258	AUD	384	4	0
02/2023	10,472	NOK	104,485	212	0
03/2023	533	MXN	10,663	7	0
04/2023	MXN	13,788	$665	0	(29)
RYL	01/2023	JPY	1,134,000	8,284	0	(377)
01/2023	$1,585	JPY	211,900	31	0
02/2023	1,844	NZD	2,882	0	(13)
SCX	01/2023	EUR	587,931	$611,948	0	(17,671)
01/2023	$1,507	AUD	2,237	16	0
01/2023	1,331	GBP	1,104	4	0
01/2023	4,120	PEN	15,852	51	0
02/2023	5,892	IDR	92,752,132	97	0
03/2023	116	PEN	446	1	0
04/2023	ZAR	65,776	$3,576	0	(263)
SOG	01/2023	12,521	706	0	(31)
SSB	01/2023	PEN	1,972	511	0	(8)
01/2023	$511	PEN	1,972	8	0
03/2023	9,331	CLP	8,170,224	214	0
TOR	01/2023	9,547	EUR	8,971	60	0
UAG	01/2023	1,098	GBP	887	0	(26)
01/2023	1,917	ZAR	33,348	43	0
01/2023	ZAR	210,967	$11,778	0	(623)
02/2023	$8,661	IDR	137,473,626	217	0
03/2023	JPY	29,776,423	$219,094	0	(9,654)
03/2023	ZAR	49,739	2,783	0	(124)
09/2023	48,371	2,759	0	(30)

Total Forward Foreign Currency Contracts	$28,051	$(58,139)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,998
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	24,700	3,962	4,932
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	51,400	694	292
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	51,400	694	1,277
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	10,500	1,701	1,353
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	15,300	2,479	3,151
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	155,900	935	62
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	155,900	935	2,307
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	155,900	1,169	550
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	155,900	1,169	1,744
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	110,700	1,522	812
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	110,700	1,522	2,274
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	12,200	1,610	1,180
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	13,800	1,821	2,520
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	12,200	1,935	1,600

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	13,800	2,189	2,760
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	169,300	2,421	1,301
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	169,300	2,421	3,367

Total Purchased Options							$31,601	$33,480

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	28,000	$(50)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	56,000	$(174)	$(40)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	56,000	(174)	(424)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.748	07/21/2023	21,900	(518)	(138)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.748	07/21/2023	21,900	(518)	(922)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	17,500	(76)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	17,500	(76)	(212)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	12,000	(12)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	12,000	(37)	(187)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	67,400	(117)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	67,400	(117)	(959)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	38,000	(134)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	38,000	(134)	(229)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	01/23/2023	17,500	(44)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	17,500	(44)	(89)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	25,400	(78)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	25,400	(78)	(85)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/19/2023	17,500	(75)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	01/19/2023	17,500	(75)	(212)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	14,300	(112)	(43)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	14,300	(112)	(180)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150	01/09/2023	34,900	(123)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	01/09/2023	34,900	(123)	(210)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(196)	(33)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(196)	(446)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	22,000	(169)	(72)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	22,000	(169)	(259)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.508	07/21/2023	5,600	(419)	(121)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.508	07/21/2023	5,600	(419)	(782)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	28,600	(224)	(85)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	28,600	(224)	(360)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	36,900	(285)	(119)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	36,900	(285)	(437)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	07/21/2023	103,600	(650)	(57)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/21/2023	103,600	(650)	(1,587)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	67,100	(419)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	67,100	(419)	(1,176)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(200)	(33)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(200)	(446)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	26,400	(171)	(32)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	26,400	(171)	(337)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	26,600	(187)	(38)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	26,600	(187)	(314)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	26,600	(185)	(40)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	26,600	(185)	(304)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	26,600	(185)	(42)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	26,600	(185)	(297)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	26,500	(182)	(32)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	26,500	(182)	(347)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	26,500	(181)	(29)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	26,500	(181)	(372)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	27,200	(197)	(41)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	27,200	(197)	(324)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	27,600	(183)	(37)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	27,600	(183)	(363)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	54,400	(197)	(38)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	54,400	(197)	(389)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	54,500	(190)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	54,500	(190)	(422)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	56,000	(175)	(47)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	56,000	(175)	(387)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	57,200	(449)	(171)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	57,200	(449)	(716)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	27,500	(208)	(85)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	27,500	(208)	(337)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	68,100	(126)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	68,100	(126)	(1,054)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	89,500	(170)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	89,500	(170)	(1,395)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	67,300	(73)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	67,300	(190)	(952)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	63,200	(111)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	63,200	(111)	(898)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	63,500	(112)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	63,500	(112)	(1,011)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	49,200	(122)	(24)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	49,200	(122)	(292)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	14,200	(339)	(61)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	14,200	(339)	(744)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	44,600	(981)	(101)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	44,600	(981)	(2,817)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	39,900	(497)	(102)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	39,900	(543)	(1,309)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	28,100	(87)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	28,100	(87)	(94)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	07/19/2023	67,700	(406)	(37)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	07/19/2023	67,700	(406)	(1,022)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	67,500	(415)	(38)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	67,500	(415)	(1,011)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	29,800	(201)	(40)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	29,800	(201)	(404)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	07/19/2023	14,300	(333)	(82)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	07/19/2023	14,300	(333)	(627)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	14,500	(337)	(81)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	14,500	(337)	(647)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	07/19/2023	3,600	(260)	(82)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550	07/19/2023	3,600	(260)	(481)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	3,600	(262)	(81)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	3,600	(262)	(487)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	63,600	(413)	(91)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	63,600	(413)	(790)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	62,900	(398)	(79)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	62,900	(398)	(858)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	52,800	(407)	(172)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	52,800	(407)	(624)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	52,800	(403)	(178)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	52,800	(403)	(606)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	325,400	(645)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	325,400	(645)	(5,015)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	160,600	(313)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	160,600	(313)	(2,490)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	146,700	(183)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	146,700	(329)	(2,335)

							$(28,952)	$(44,793)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	3.018%		1-Day USD-SOFR Compounded-OIS	07/24/2024	155,900	$(1,167)	$(2,436)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Floor	3.018	1-Day USD-SOFR Compounded-OIS	07/24/2024	155,900	(1,167)	(213)
Call - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(1,932)
Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(751)
FAR	Call - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(1,461)
Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(483)
MYC	Call - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(2,730)
Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(1,251)
NGF	Call - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(4,059)
Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(2,006)

$(16,966)	$(17,322)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.891	01/05/2023	9,500	$(28)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.813	02/06/2023	4,200	(28)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	3,100	(21)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	4,200	(26)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	3,100	(19)	(5)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	11,000	(95)	(169)
Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	11,000	(95)	(178)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	11,000	(81)	(28)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	11,000	(80)	(25)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	10,600	(89)	(145)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	10,600	(76)	(35)
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053	97.578	03/06/2023	5,700	(45)	(53)
Call - OTC Fannie Mae 5.000% due 03/01/2053	99.578	03/06/2023	5,700	(41)	(42)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	20,000	(59)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	19,700	(59)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	35,300	(252)	(214)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	10,000	(69)	(70)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	35,300	(202)	(81)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	10,000	(59)	(18)

$(1,424)	$(1,120)

Total Written Options	$(47,392)	$(63,240)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.705%	EUR	100	$2	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.103%	$3,100	$(136)	$16	$0	$(120)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	1,300	(140)	62	0	(78)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	1,000	(48)	(11)	0	(59)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	200	(18)	4	0	(14)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	400	(29)	5	0	(24)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	4.516	100	(17)	9	0	(8)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.573	400	(19)	20	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	2,300	(105)	(1)	0	(106)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	5,780	(700)	355	0	(345)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	1,600	(28)	23	0	(5)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	200	(2)	1	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.517	600	2	(8)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	600	(22)	(14)	0	(36)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.336	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	2,000	(32)	45	13	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	400	(42)	18	0	(24)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	400	(18)	3	0	(15)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	200	(6)	6	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	1,900	(30)	25	0	(5)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.855	4,300	(145)	31	0	(114)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	600	(9)	8	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	1,100	(40)	(25)	0	(65)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	500	(45)	9	0	(36)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.569	3,700	517	(7)	510	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	2,200	(18)	34	16	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	2,000	(84)	58	0	(26)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.155	3,500	(149)	143	0	(6)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.322	400	(43)	19	0	(24)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.802	500	(16)	17	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	4,800	(140)	138	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	6,900	(101)	138	37	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	100	(5)	0	0	(5)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	200	(8)	(4)	0	(12)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.480	2,900	(66)	82	16	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	900	(7)	8	1	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.306	38,300	(2,372)	422	0	(1,950)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	2,800	(123)	(44)	0	(167)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	3,100	(276)	51	0	(225)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	1,700	(9)	21	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.846	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	2,900	8	(12)	0	(4)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	1,300	(4)	(5)	0	(9)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	4,000	(139)	87	0	(52)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	28,400	(1,243)	145	0	(1,098)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.072	100	(16)	12	0	(4)

							$(5,927)	$1,889	$608	$(4,646)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.MCDX-30 5-Year Index		1.000%	Quarterly	06/20/2023	$3,600	$89	$(75)	$14	$0
DUB	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	5,400	(127)	115	0	(12)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

FBF	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	1,300	(9)	(1)	0	(10)
GST	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	42,500	(338)	244	0	(94)
	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	17,200	91	(172)	0	(81)
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	414,500	731	(5,935)	0	(5,204)
	CMBX.NA.AAA.15 Index			0.500	Monthly	11/18/2064	106,200	(1,021)	(1,486)	0	(2,507)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	10	0	0	0	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	12,121	(455)	451	0	(4)
MEI	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	3,400	(25)	(2)	0	(27)
MYC	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	3,500	(79)	71	0	(8)
	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	4,500	(27)	6	0	(21)
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	72,100	(253)	(321)	0	(574)
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	187,700	205	(2,561)	0	(2,356)
	CMBX.NA.AAA.15 Index			0.500	Monthly	11/18/2064	12,400	(105)	(188)	0	(293)
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	5,166	(202)	200	0	(2)
SAL	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	12,100	7	(34)	0	(27)
	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	84,400	(83)	(314)	0	(397)
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	155,100	(502)	(732)	0	(1,234)
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	100,000	94	(1,349)	0	(1,255)

								$(2,009)	$(12,083)	$14	$(14,106)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.059%	Maturity	03/20/2023	$2,700	$(3)	$106	$103	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.058%	Maturity	06/20/2023	13,200	(102)	(144)	0	(246)

								$(105)	$(38)	$103	$(246)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	193,575	4.130% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	$14,253	$0	$(51)	$0	$(51)

Total Swap Agreements								$(8,039)	$(10,285)	$725	$(19,049)

(q)

Securities with an aggregate market value of $93,305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$576,115	$70,720	$646,835
Corporate Bonds & Notes
Banking & Finance	0	525,816	696	526,512
Industrials	0	743,900	1,401	745,301
Utilities	0	459,696	0	459,696
Convertible Bonds & Notes
Banking & Finance	0	16,926	0	16,926
Industrials	0	3,981	0	3,981
Municipal Bonds & Notes
Illinois	0	70	0	70
Puerto Rico	0	82	0	82
U.S. Government Agencies	0	4,205,972	0	4,205,972
U.S. Treasury Obligations	0	1,165,273	0	1,165,273
Non-Agency Mortgage-Backed Securities	0	2,403,870	0	2,403,870
Asset-Backed Securities	0	1,418,007	5,373	1,423,380
Sovereign Issues	0	277,216	0	277,216
Common Stocks
Communication Services	5,156	0	2,087	7,243
Consumer Discretionary	1	0	0	1
Energy	8,157	0	0	8,157
Financials	1,175	0	8,923	10,098
Industrials	0	0	19,544	19,544
Rights
Financials	0	0	274	274
Warrants
Financials	0	0	306	306
Information Technology	0	0	111	111
Preferred Securities
Banking & Finance	0	19,537	0	19,537
Industrials	0	0	1,543	1,543
Real Estate Investment Trusts
Real Estate	80	0	0	80
Short-Term Instruments
Repurchase Agreements	0	61,562	0	61,562
Argentina Treasury Bills	0	4,295	0	4,295
Israel Treasury Bills	0	49,137	0	49,137
Japan Treasury Bills	0	482,710	0	482,710

$14,569	$12,414,165	$110,978	$12,539,712
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5	$0	$0	$5

Total Investments	$14,574	$12,414,165	$110,978	$12,539,717

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(554,161)	$0	$(554,161)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	523	14,587	0	15,110
Over the counter	0	62,256	0	62,256

$523	$76,843	$0	$77,366
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(447)	(8,298)	0	(8,745)
Over the counter	0	(140,428)	0	(140,428)

$(447)	$(148,726)	$0	$(149,173)

Total Financial Derivative Instruments	$76	$(71,883)	$0	$(71,807)

Totals	$14,650	$11,788,121	$110,978	$11,913,749

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$32,040	$38,499	$(1,406)	$123	$0	$1,565	$0	$(101)	$70,720	$1,562
Corporate Bonds & Notes
Banking & Finance	14,467	0	0	23	0	113	0	(13,907)	696	(38)
Industrials	1,576	0	(63)	0	0	(112)	0	0	1,401	(107)
Non-Agency Mortgage-Backed Securities	402,169	1	(43,702)	77	(975)	(25,888)	0	(331,528)	0	(43,993)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2022 (Unaudited)

Asset-Backed Securities	771	5,578	(20)	0	0	(956)	0	0	5,373	(957)
Common Stocks
Communication Services	6,443	0	0	0	0	(4,356)	0	0	2,087	(4,357)
Financials	11,339	0	0	0	0	(2,416)	0	0	8,923	(2,417)
Industrials	17,193	0	0	0	0	2,351	0	0	19,544	2,351
Materials	0	0	(79)	0	79	0	0	0	0	0
Real Estate	22	0	0	0	0	(22)	0	0	0	(22)
Rights
Financials	182	0	0	0	0	92	0	0	274	91
Warrants
Financials(3)	216	0	0	0	0	90	0	0	306	89
Information Technology	134	0	0	0	0	(23)	0	0	111	(22)
Preferred Securities
Industrials	1,740	0	0	0	0	(197)	0	0	1,543	(197)
Utilities	48,665	0	(46,947)	0	(3,581)	1,863	0	0	0	0

	$536,957	$44,078	$(92,217)	$69	$(4,477)	$27,896	$0	$(345,536)	$110,978	$(48,017)
Financial Derivative Instruments - Assets
Over the counter	$10,454	$0	$0	$0	$0	$(10,454)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(9,333)	$0	$0	$0	$0	$9,333	$0	$0	$0	$0

Totals	$538,078	$44,078	$(92,217)	$69	$(4,477)	$(29,017)	$0	$(345,536)	$110,978	$(48,017)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$29,376	Discounted Cash Flow			Discount Rate			9.500	—
		36,708	Discounted Cash Flow			Discount Spread			9.080	—
		4,636	Proxy Pricing			Base Price			95.286	—
Corporate Bonds & Notes
Banking & Finance		696	Indicative Market Quotation			Price			7.400	—
Industrials		1,401	Discounted Cash Flow			Discount Rate			5.638	—
Asset-Backed Securities		5,373	Discounted Cash Flow			Discount Rate			9.700 -14.000	13.434
Common Stocks
Communication Services		2,087	Reference Instrument			Stock Price W/Liquidity Discount			10.000	—
Financials		8,923	Indicative Market Quotation			Price			$24.000	—
Industrials		19,522	Market Comparable Valuation / Discounted Cash Flow			Revenue | EBITDA Multiple / Disc		X/%	0.620|6.160/10.000	—
		22	Indicative Market Quotation			Price			$7.500	—
Rights
Financials		274	Other Valuation Techniques(4)			-			-	—
Warrants
Financials		15	Indicative Market Quotation			Price			$2.000 –3.500	3.316
		291	Other Valuation Techniques(4)			-			-	—
Information Technology		111	Market Comparable Valuation			EBITDA Multiple		X	4.500	—
Preferred Securities
Industrials		1,543	Market Comparable Valuation / Discounted Cash Flow			TBV Multiple/Discount Rate		X/%	0.370/24.820	—

Total		$110,978

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Security type updated from Rights to Warrants since prior fiscal year end.
(4)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Moderate Duration Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		$3,500	$3,487

Total Loan Participations and Assignments (Cost $3,479)			3,487

CORPORATE BONDS & NOTES 32.6%
BANKING & FINANCE 20.1%
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	3,082
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		956	766
Banco Santander SA 3.892% due 05/24/2024		3,600	3,526
Bank of America Corp.
0.981% due 09/25/2025 •		3,400	3,131
1.486% due 05/19/2024 •		4,300	4,233
2.551% due 02/04/2028 •		3,800	3,380
3.081% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	3,300	3,485
3.384% due 04/02/2026 •		$3,500	3,346
5.555% (US0003M + 0.790%) due 03/05/2024 ~		4,700	4,698
Bank of Nova Scotia 2.440% due 03/11/2024		4,000	3,864
Barclays PLC
3.125% due 01/17/2024	GBP	700	828
5.304% due 08/09/2026 •		$3,800	3,775
BGC Partners, Inc. 5.375% due 07/24/2023		2,000	1,991
BNP Paribas SA 3.500% due 03/01/2023		3,500	3,492
Boston Properties LP 3.250% due 01/30/2031		2,600	2,156
Canadian Imperial Bank of Commerce 3.450% due 04/07/2027		3,500	3,296
Cape Lookout Re Ltd. 9.337% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,200	1,129
Capital One Financial Corp. 4.985% due 07/24/2026 •		3,400	3,333
Citigroup, Inc. 4.615% (SOFRRATE + 0.694%) due 01/25/2026 ~(h)		3,800	3,716
Commonwealth Bank of Australia
2.296% due 03/14/2025		3,600	3,416
2.552% due 03/14/2027		3,600	3,278
Credit Agricole SA 1.907% due 06/16/2026 •		3,200	2,920
Credit Suisse AG 4.750% due 08/09/2024		3,500	3,344
Credit Suisse Group AG
3.869% due 01/12/2029 •		3,500	2,811
6.442% due 08/11/2028 •		3,600	3,284
Crown Castle, Inc. 2.900% due 03/15/2027		3,700	3,371
Danske Bank AS 3.773% due 03/28/2025 •		3,500	3,393
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	3,000	2,930
2.625% due 12/16/2024	GBP	2,700	3,035
3.961% due 11/26/2025 •		$8,300	7,937
4.603% due 11/08/2023 •		3,800	3,775
Equinix, Inc.
1.550% due 03/15/2028		3,700	3,064
2.625% due 11/18/2024		3,800	3,621
Federation des Caisses Desjardins du Quebec 4.400% due 08/23/2025		3,700	3,613
Ford Motor Credit Co. LLC 3.250% due 09/15/2025	EUR	3,600	3,670
Franklin Resources, Inc. 1.600% due 10/30/2030		$4,500	3,478
GA Global Funding Trust
1.250% due 12/08/2023		4,500	4,319
1.950% due 09/15/2028		3,800	3,158

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

General Motors Financial Co., Inc. 4.250% due 05/15/2023		3,500	3,486
GLP Capital LP 5.250% due 06/01/2025		2,600	2,560
Goldman Sachs Group, Inc.
1.217% due 12/06/2023		3,900	3,766
1.757% due 01/24/2025 •		1,800	1,724
5.442% (US0003M + 0.750%) due 02/23/2023 ~		4,000	4,002
5.776% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,689
HSBC Holdings PLC 7.390% due 11/03/2028 •		3,900	4,106
ING Groep NV 5.754% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,309
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		3,100	2,533
Invitation Homes Operating Partnership LP 2.300% due 11/15/2028		4,000	3,315
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		2,100	2,078
5.215% (US0003M + 0.890%) due 07/23/2024 ~		800	801
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	50	33
4.518% (BBSW3M + 1.400%) due 03/07/2025 ~		4,400	2,960
Manulife Financial Corp. 3.703% due 03/16/2032		$3,600	3,218
Metropolitan Life Global Funding 4.050% due 08/25/2025		3,500	3,426
Mitsubishi UFJ Financial Group, Inc. 1.640% due 10/13/2027 •		4,000	3,469
Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,700	3,209
4.899% (US0003M + 0.990%) due 07/10/2024 ~		2,800	2,794
Morgan Stanley 4.210% due 04/20/2028 •		3,600	3,430
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,177
5.375% (US0003M + 0.640%) due 03/08/2024 ~		4,300	4,232
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	3,741
NTT Finance Corp.
0.583% due 03/01/2024		4,300	4,078
4.239% due 07/25/2025		1,800	1,769
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		336	332
Physicians Realty LP 4.300% due 03/15/2027		500	472
Raymond James Financial, Inc. 4.650% due 04/01/2030		1,900	1,834
Regency Centers LP 3.700% due 06/15/2030		3,700	3,236
RGA Global Funding 2.000% due 11/30/2026		3,900	3,456
Sanders Re Ltd. 16.090% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		2,600	2,469
Santander Holdings USA, Inc. 3.244% due 10/05/2026		4,200	3,904
Societe Generale SA 1.792% due 06/09/2027 •		3,700	3,188
Standard Chartered PLC 1.822% due 11/23/2025 •		4,000	3,656
Starwood Property Trust, Inc. 4.375% due 01/15/2027		3,800	3,331
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		3,500	3,192
2.472% due 01/14/2029		4,000	3,377
Sun Communities Operating LP 2.300% due 11/01/2028		3,900	3,254
Synchrony Bank 5.400% due 08/22/2025		4,000	3,930
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,342	1,502
Toronto-Dominion Bank 2.800% due 03/10/2027		$3,600	3,307
UBS AG 5.125% due 05/15/2024 (g)		5,500	5,440
UBS Group AG 4.488% due 05/12/2026 •		3,800	3,717
UniCredit SpA 7.830% due 12/04/2023		7,800	7,883
Wells Fargo & Co.
3.000% due 02/19/2025		1,500	1,438
3.526% due 03/24/2028 •		3,500	3,247
3.550% due 09/29/2025		3,600	3,466

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

3.908% due 04/25/2026 •	2,400	2,335

		270,515

INDUSTRIALS 8.7%
American Airlines Pass-Through Trust 3.375% due 11/01/2028	250	209
Anheuser-Busch Cos. LLC 3.650% due 02/01/2026	4,100	3,951
Bayer U.S. Finance LLC 4.250% due 12/15/2025	4,100	3,977
Berry Global, Inc. 1.570% due 01/15/2026	3,600	3,211
Boeing Co.
1.433% due 02/04/2024	3,500	3,356
1.950% due 02/01/2024	3,500	3,373
2.196% due 02/04/2026	3,600	3,275
Broadcom, Inc.
3.137% due 11/15/2035	4,331	3,198
3.187% due 11/15/2036	175	126
3.419% due 04/15/2033	3,759	3,024
4.150% due 11/15/2030	1,368	1,229
4.926% due 05/15/2037	665	582
CenterPoint Energy Resources Corp. 5.279% (US0003M + 0.500%) due 03/02/2023 ~	2,070	2,069
CGI, Inc. 1.450% due 09/14/2026	3,800	3,366
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	883	844
Daimler Trucks Finance North America LLC
4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,800	1,798
4.918% (SOFRRATE + 0.600%) due 12/14/2023 ~	4,000	3,977
5.062% (SOFRRATE + 0.750%) due 12/13/2024 ~	4,000	3,947
Dell International LLC 5.450% due 06/15/2023	1,627	1,628
Discovery Communications LLC 3.625% due 05/15/2030	4,100	3,388
DR Horton, Inc. 4.750% due 02/15/2023	600	600
Equifax, Inc. 5.100% due 12/15/2027	3,500	3,461
Expedia Group, Inc. 6.250% due 05/01/2025	1,362	1,375
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	3,600	3,161
Global Payments, Inc. 2.900% due 05/15/2030	3,500	2,875
Hyatt Hotels Corp. 1.300% due 10/01/2023	3,100	3,014
Imperial Brands Finance PLC
3.125% due 07/26/2024	3,600	3,444
6.125% due 07/27/2027	3,500	3,489
NetApp, Inc. 1.875% due 06/22/2025	2,500	2,298
Penske Truck Leasing Co. LP 4.125% due 08/01/2023	2,000	1,989
Quanta Services, Inc. 0.950% due 10/01/2024	3,800	3,502
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	2,600	2,352
Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,670
2.170% due 11/25/2026	3,900	3,348
Sabine Pass Liquefaction LLC 4.200% due 03/15/2028	700	659
Southern Co. 1.750% due 03/15/2028	3,700	3,121
Suntory Holdings Ltd. 2.250% due 10/16/2024	4,300	4,034
T-Mobile USA, Inc. 1.500% due 02/15/2026	2,600	2,331
United Airlines, Inc. 4.375% due 04/15/2026	3,400	3,157
Utah Acquisition Sub, Inc. 3.950% due 06/15/2026	4,300	4,025
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023	2,200	2,183
Warnermedia Holdings, Inc. 3.528% due 03/15/2024	3,600	3,490
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	2,100	1,979

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Wipro IT Services LLC 1.500% due 06/23/2026	4,450	3,904

		117,989

UTILITIES 3.8%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	1,691
Ameren Corp. 2.500% due 09/15/2024	2,100	2,010
AT&T, Inc. 4.350% due 03/01/2029	3,700	3,526
Atmos Energy Corp. 0.625% due 03/09/2023	2,600	2,581
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,300	2,744
Dominion Energy, Inc. 2.250% due 08/15/2031	4,000	3,193
Duke Energy Florida LLC 2.400% due 12/15/2031	4,000	3,277
Enel Finance International NV
1.375% due 07/12/2026	4,000	3,452
4.625% due 06/15/2027	3,500	3,317
Entergy Corp. 1.900% due 06/15/2028	3,600	3,050
Exelon Corp. 2.750% due 03/15/2027 (b)	4,000	3,674
Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,900	2,861
Pacific Gas & Electric Co.
3.150% due 01/01/2026	1,400	1,303
3.250% due 02/16/2024	3,000	2,930
3.400% due 08/15/2024	1,300	1,248
3.500% due 06/15/2025	3,000	2,833
Rio Oil Finance Trust 9.250% due 07/06/2024	257	261
Southern California Gas Co. 2.950% due 04/15/2027	3,600	3,325
Verizon Communications, Inc. 2.355% due 03/15/2032	5,646	4,491

		51,767

Total Corporate Bonds & Notes (Cost $477,508)		440,271

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
1.950% due 02/01/2037 •	2	2
2.241% due 01/25/2031 ~(a)	20,535	1,966
2.462% due 02/01/2035 •	3	3
2.640% due 05/01/2037 •	5	5
2.758% due 03/01/2034 •	3	3
2.889% due 10/01/2044 •	10	10
3.433% due 06/01/2036 •	6	6
3.462% due 05/01/2038 •	596	605
3.764% due 06/01/2035 •	233	238
3.821% due 07/25/2037 •	86	84
3.855% due 10/01/2037 •	2	2
4.847% due 12/25/2042 ~	65	62
5.000% due 01/01/2027 •	1	1
6.500% due 03/01/2029 - 06/25/2044	10,534	10,835
7.000% due 09/01/2031	1	1
7.500% due 07/25/2041	3	3
Freddie Mac
0.800% due 10/28/2026	14,800	12,904
3.704% due 05/01/2037 •	6	6
4.000% due 10/01/2047	118	113
4.500% due 11/01/2029 - 07/01/2033	843	838
4.684% due 05/01/2035 •	12	12
4.818% due 10/15/2040 •	853	834
4.918% due 12/15/2037 ~	42	41
5.000% due 10/01/2033	23	24
5.500% due 12/01/2033 - 07/01/2038	138	142
6.000% due 02/01/2033 - 11/01/2037	57	58
6.500% due 10/01/2036 - 07/25/2043	13	14
7.000% due 01/01/2033	3	3
8.500% due 04/15/2025	11	11
Ginnie Mae
2.250% due 11/20/2034 •	1	1
2.625% due 03/20/2028 - 07/20/2034 •	33	32
2.875% due 06/20/2032 •	1	1
3.379% due 06/20/2067 •	1,413	1,404
3.500% due 10/15/2047	494	455
3.593% due 04/20/2065 •	1,182	1,171
4.000% due 06/20/2048	1,828	1,742
4.407% due 08/20/2065 ~	1,960	1,929

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

4.500% due 08/20/2048	991	975
5.000% due 11/20/2049	323	324
5.750% due 08/20/2037	16	16
6.500% due 01/20/2034 - 08/20/2034	7	7
7.000% due 07/15/2031 - 12/15/2032	6	7
Ginnie Mae, TBA
4.000% due 01/01/2053	39,000	36,910
4.500% due 01/01/2053	10,600	10,284
5.000% due 01/01/2053	4,300	4,261
U.S. Small Business Administration
4.340% due 03/01/2024	1	1
4.750% due 07/01/2025	415	409
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	885	816
4.000% due 03/01/2029 - 05/01/2048	1,865	1,797
4.500% due 05/01/2023 - 02/01/2038	138	137
5.000% due 07/01/2029 - 04/01/2039	466	473
5.500% due 09/01/2024 - 07/01/2041	2,989	3,083
6.000% due 12/01/2023 - 10/01/2040	175	182
7.500% due 01/01/2031 - 08/01/2032	2	2
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2053	30,000	27,276
4.000% due 02/01/2053 - 03/01/2053	70,400	66,065
4.500% due 01/01/2053	26,600	25,604
5.000% due 01/01/2053	4,400	4,336

Total U.S. Government Agencies (Cost $222,645)		218,527

U.S. TREASURY OBLIGATIONS 11.8%
U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	20,821
1.875% due 02/15/2041	4,000	2,829
3.000% due 08/15/2052	23,600	19,452
3.250% due 05/15/2042	24,800	21,754
3.375% due 08/15/2042	78,200	69,916
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (e)	4,408	3,864
0.625% due 07/15/2032 (e)	12,513	11,471
U.S. Treasury Notes
1.750% due 06/30/2024 (k)(m)	9,000	8,626

Total U.S. Treasury Obligations (Cost $171,798)		158,733

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Adjustable Rate Mortgage Trust 3.390% due 10/25/2035 ^~	10	9
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	3,131	2,601
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	4,000	3,435
Banc of America Funding Trust
3.418% due 05/25/2035 ~	979	923
3.958% due 02/20/2036 ~	51	47
4.593% due 05/20/2035 ~	413	408
Banc of America Mortgage Trust 2.641% due 02/25/2034 ~	14	14
BANK 3.071% due 08/15/2061	3,000	2,748
Bear Stearns Adjustable Rate Mortgage Trust
3.239% due 04/25/2033 ~	2	2
3.250% due 02/25/2033 ~	3	3
3.810% due 01/25/2035 ~	12	11
3.844% due 07/25/2034 ~	13	12
4.089% due 02/25/2034 ~	11	10
4.130% due 10/25/2036 ^~	182	161
4.340% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust
3.044% due 10/25/2033 ~	3	3
3.115% due 05/25/2035 ~	410	381
3.354% due 10/25/2035 ^~	880	744
3.729% due 09/25/2035 ^~	188	117
Chase Mortgage Finance Trust
3.393% due 03/25/2037 ^~	243	222
3.757% due 02/25/2037 ~	55	51
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~	13	12
6.080% due 09/25/2035 •	462	451
CitiMortgage Alternative Loan Trust 5.039% due 12/25/2036 •	1,063	856
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •	23	19
4.929% due 08/25/2035 ~	2,050	1,129
Countrywide Home Loan Mortgage Pass-Through Trust
2.241% due 03/25/2034 ~	294	274
3.671% due 02/20/2035 ~	43	42

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

3.792% due 11/25/2034 ~		175	158
4.969% due 04/25/2035 •		22	20
Credit Suisse First Boston Mortgage Securities Corp. 3.792% due 03/25/2032 ~		7	6
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.789% due 06/25/2037 ~		3,522	3,093
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	631	727
Eurosail PLC 3.661% due 03/13/2045 ~		1,171	1,391
Extended Stay America Trust 5.398% due 07/15/2038 ~		$3,905	3,798
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		3,500	3,532
GS Mortgage Securities Corp. Trust 5.203% due 11/15/2036 ~		3,000	2,903
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		3,426	2,766
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,847	3,215
GSR Mortgage Loan Trust
3.767% due 09/25/2035 ~		197	185
3.955% due 09/25/2035 ~		11	11
IndyMac Adjustable Rate Mortgage Trust 3.686% due 01/25/2032 ~		12	11
IndyMac INDX Mortgage Loan Trust 4.889% due 02/25/2037 •		5,025	3,174
InTown Mortgage Trust 6.825% due 08/15/2039 ~		3,400	3,386
JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		3,500	3,097
5.268% due 02/15/2035 ~		3,030	2,943
5.433% due 11/15/2038 •		4,000	3,840
5.768% due 12/15/2031 •		2,439	2,323
JP Morgan Mortgage Trust 2.980% due 02/25/2034 ~		8	7
Legacy Mortgage Asset Trust 2.882% due 10/25/2059 þ		2,743	2,725
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~		1,384	1,326
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		85	66
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.178% due 08/15/2032 •		31	28
Morgan Stanley Mortgage Loan Trust 4.386% due 06/25/2036 ~		39	38
MortgageIT Mortgage Loan Trust 4.949% due 10/25/2035 ~		140	130
Natixis Commercial Mortgage Securities Trust 6.159% due 03/15/2035 •		4,000	3,895
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~		4,000	3,638
OBX Trust 3.000% due 01/25/2052 ~		3,727	3,124
One New York Plaza Trust 5.268% due 01/15/2036 •		3,000	2,836
Prime Mortgage Trust 4.789% due 02/25/2034 •		18	18
Residential Funding Mortgage Securities, Inc. Trust
3.910% due 09/25/2035 ^~		140	87
4.709% due 09/25/2035 ~		221	146
Resloc UK PLC 3.682% due 12/15/2043 ~	GBP	784	905
Ripon Mortgages PLC 4.011% due 08/28/2056 •		7,320	8,685
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~		$4,200	3,861
Structured Adjustable Rate Mortgage Loan Trust
3.140% due 02/25/2037 ^~		1,120	782
4.297% due 07/25/2034 ~		55	52
Structured Asset Mortgage Investments Trust
4.839% due 07/19/2035 ~		195	181
5.179% due 10/19/2033 ~		11	10
5.239% due 05/25/2047 ~		4,228	3,338
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	4,500	5,383
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		3,566	4,286
4.171% due 05/20/2045 •		6,441	7,671
UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,654	2,951
3.000% due 01/25/2052 ~		3,732	3,128
WaMu Mortgage Pass-Through Certificates Trust
3.290% due 02/25/2037 ^~		711	642
3.406% due 12/25/2036 ^~		752	705
4.969% due 10/25/2045 ~		96	89

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037 ^		1,849	1,636
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~		3,500	3,001

Total Non-Agency Mortgage-Backed Securities (Cost $129,554)			120,636

ASSET-BACKED SECURITIES 17.4%
Anchorage Capital CLO Ltd. 5.465% due 07/22/2032 ~		4,000	3,914
Arbor Realty Commercial Real Estate Notes Ltd. 5.668% due 11/15/2036 •		4,500	4,352
Ares CLO Ltd. 4.949% due 01/15/2029 ~		3,232	3,190
BDS Ltd. 6.121% due 03/19/2039 ~		3,500	3,407
Benefit Street Partners CLO Ltd. 5.109% due 01/17/2032 ~		3,400	3,329
BPCRE Holder LLC 6.725% due 01/16/2037 •		3,600	3,552
BSPDF Issuer Ltd. 5.518% due 10/15/2036 •		4,000	3,829
Capital One Multi-Asset Execution Trust 4.898% due 07/15/2027 ~		3,500	3,496
Catamaran CLO Ltd. 5.425% due 04/22/2030 •		4,676	4,609
CIFC Funding Ltd. 5.294% due 07/18/2031 •		3,500	3,445
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •		350	349
Citibank Credit Card Issuance Trust
4.827% due 08/07/2027 •		1,800	1,800
4.981% due 04/22/2026 ~		1,700	1,701
Citigroup Mortgage Loan Trust 4.549% due 12/25/2036 ~		315	177
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.334% due 10/25/2034 ~		1,622	1,560
CLNC Ltd. 5.689% due 08/20/2035 •		1,408	1,383
Countrywide Asset-Backed Certificates Trust
4.529% due 06/25/2035 •		274	248
4.669% due 03/25/2037 •		125	120
4.909% due 12/25/2036 ^•		789	733
4.989% due 06/25/2036 •		2,105	2,084
Discover Card Execution Note Trust 4.918% due 12/15/2026 ~		3,500	3,502
Dryden CLO Ltd. 5.129% due 07/15/2031 •		3,500	3,440
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		3,500	3,424
First Franklin Mortgage Loan Trust 4.699% due 10/25/2036 ~		5,800	4,593
Flagship Credit Auto Trust 4.030% due 12/15/2026		3,500	3,402
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		3,700	3,564
Fremont Home Loan Trust
4.929% due 02/25/2036 ~		1,000	839
5.179% due 12/25/2029 ~		24	22
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		1,669	1,646
3.550% due 01/15/2026		3,116	3,081
4.590% due 05/15/2026		3,500	3,479
GPMT Ltd. 5.711% due 12/15/2036 •		3,900	3,773
GSAMP Trust
4.974% due 01/25/2036 ~		886	887
5.139% due 01/25/2034 •		1,851	1,768
6.039% due 10/25/2034 •		16	15
Halseypoint CLO Ltd. 5.343% due 07/20/2031 ~		3,684	3,628
Harvest CLO DAC
2.018% due 10/15/2031 •	EUR	4,500	4,682
2.136% due 10/20/2031 •		3,000	3,119
HERA Commercial Mortgage Ltd. 5.389% due 02/18/2038 ~		$4,400	4,261
HPEFS Equipment Trust 3.150% due 09/20/2029		3,500	3,448
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025		2,100	2,084
JP Morgan Mortgage Acquisition Trust 4.649% due 06/25/2037 ~		1,965	1,952
KKR CLO Ltd. 5.134% due 07/18/2030 ~		3,678	3,644
LCM LP 5.243% due 07/20/2030 •		3,467	3,416

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,231
LoanCore Issuer Ltd. 4.722% due 07/15/2035 ~		1,735	1,685
Magnetite Ltd. 5.059% due 04/15/2031 ~		3,762	3,700
Man GLG Euro CLO DAC 2.736% due 12/15/2031 ~	EUR	3,000	3,115
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,434
MASTR Specialized Loan Trust
4.649% due 06/25/2046 ~		301	285
4.759% due 01/25/2037 •		252	101
4.909% due 02/25/2036 •		242	230
MF1 Ltd.
5.419% due 10/16/2036 •		3,800	3,646
5.426% due 07/16/2036 •		3,500	3,360
6.471% due 06/19/2037 •		3,500	3,451
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~		1,694	1,654
Morgan Stanley ABS Capital, Inc. Trust 5.319% due 11/25/2034 •		525	517
Morgan Stanley Capital, Inc. Trust 4.749% due 03/25/2036 •		33	27
Mountain View CLO LLC 5.119% due 01/16/2031 •		4,200	4,135
Ownit Mortgage Loan Trust 5.289% due 10/25/2036 ^•		3,253	2,981
OZLM Ltd. 5.393% due 01/20/2031 ~		3,800	3,738
Palmer Square Loan Funding Ltd. 4.879% due 10/15/2029 ~		3,373	3,323
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.189% due 12/25/2034 ~		1,352	1,306
PFP Ltd.
5.168% due 04/14/2038 •		632	615
6.600% due 08/19/2035 ~		3,400	3,340
Ready Capital Mortgage Financing LLC 5.594% due 01/25/2037 •		3,700	3,612
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	280
Residential Asset Mortgage Products Trust
4.829% due 12/25/2035 •		350	316
4.929% due 02/25/2036 •		1,000	939
Residential Asset Securities Corp. Trust
4.629% due 10/25/2036 ~		1,294	1,239
5.004% due 03/25/2036 ~		3,900	3,602
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		3,500	3,483
4.050% due 07/15/2025		3,077	3,065
4.370% due 05/15/2025		4,200	4,181
Sound Point CLO Ltd.
5.223% due 10/20/2030 •		3,800	3,749
5.293% due 10/20/2028 •		2,234	2,216
5.338% due 07/25/2030 •		3,800	3,743
Soundview Home Loan Trust 5.064% due 06/25/2035 ~		406	395
Starwood Commercial Mortgage Trust 5.520% due 07/15/2038 •		1,976	1,936
Starwood Mortgage Trust 5.157% due 11/15/2038 •		3,800	3,681
Stonepeak ABS 2.301% due 02/28/2033		3,372	3,004
Structured Asset Investment Loan Trust 5.289% due 05/25/2035 •		1,890	1,839
Structured Asset Securities Corp. Mortgage Loan Trust
4.809% due 02/25/2037 •		1,055	1,017
5.394% due 11/25/2035 •		500	490
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,711	2,904
TIAA CLO Ltd. 5.229% due 01/16/2031 •		3,700	3,624
Towd Point HE Trust 0.918% due 02/25/2063 ~		1,512	1,421
Venture CLO Ltd.
4.959% due 04/15/2027 ~		2,324	2,320
5.139% due 07/15/2031 ~		4,400	4,338
5.233% due 07/20/2030 •		3,800	3,721
5.293% due 07/20/2030 ~		3,498	3,417
5.596% due 09/07/2030 •		3,600	3,534
Vibrant CLO Ltd. 5.696% due 06/20/2029 •		1,755	1,732

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Wellfleet CLO Ltd. 5.133% due 04/20/2029 •		2,703	2,670

Total Asset-Backed Securities (Cost $240,899)			235,289

SOVEREIGN ISSUES 2.6%
Israel Government International Bond 2.750% due 07/03/2030		4,100	3,734
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,234
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,200	290
8.200% due 08/12/2026		20,500	5,655
Provincia de Buenos Aires 72.913% due 04/12/2025	ARS	4,288	12
Romania Government International Bond
2.000% due 01/28/2032	EUR	4,000	2,872
3.624% due 05/26/2030		3,400	2,984
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	232,100	14,441

Total Sovereign Issues (Cost $39,450)			35,222

SHORT-TERM INSTRUMENTS 30.9%
REPURCHASE AGREEMENTS (i) 25.4%			342,199

SHORT-TERM NOTES 4.6%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/25/2023 •		$37,800	37,801
4.320% due 01/06/2023 •		13,500	13,500
4.340% due 02/10/2023 •		4,100	4,100
4.345% due 02/23/2023 •		6,500	6,500
HPEFS Equipment Trust 1.905% due 05/22/2023		573	572

			62,473

ISRAEL TREASURY BILLS 0.9%
0.745% due 01/04/2023 - 05/03/2023 (c)(d)	ILS	42,110	11,902

Total Short-Term Instruments (Cost $417,204)			416,574

Total Investments in Securities (Cost $1,702,537)			1,628,739

		SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio		2,188,145	20,975
PIMCO Short-Term Floating NAV Portfolio III		19,512	190

Total Short-Term Instruments (Cost $22,016)			21,165

Total Investments in Affiliates (Cost $22,016)			21,165

Total Investments 122.2% (Cost $1,724,553)			$1,649,904
Financial Derivative Instruments (j)(l) (0.3)%(Cost or Premiums, net $3,383)			(4,018)
Other Assets and Liabilities, net (21.9)%			(296,170)

Net Assets 100.0%			$1,349,716

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	4.615%	01/25/2026	1/18/2022	$3,800	$3,716	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	4.310%	01/03/2023	01/04/2023	$161,800	U.S. Treasury Bonds 2.875% - 4.750% due 02/15/2041 - 05/15/2052	$(164,247)	$161,800	$161,800
4.330	12/30/2022	01/03/2023	153,400	U.S. Treasury Bonds 2.250% due 05/15/2041	(155,230)	153,400	153,474
FICC	1.900	12/30/2022	01/03/2023	5,799	U.S. Treasury Bills 0.000% due 06/29/2023	(5,915)	5,799	5,800
NOM	4.320	12/30/2022	01/03/2023	8,800	U.S. Treasury Bonds 3.000% due 11/15/2044	(8,914)	8,800	8,804
SAL	4.320	12/30/2022	01/03/2023	12,400	U.S. Treasury Notes 0.125% due 10/15/2023	(12,638)	12,400	12,406

Total Repurchase Agreements	$(346,944)	$342,199	$342,284

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2053	$43,300	$(36,873)	$(36,713)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2053	26,900	(26,496)	(25,893)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2053	23,200	(22,470)	(22,335)

Total Short Sales (6.3)%	$(85,839)	$(84,941)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,047) at a weighted average interest rate of 3.294%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	371	$928	$(437)	$(1,321)

Total Written Options	$(437)	$(1,321)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	685	$140,479	$85	$0	$(107)
U.S. Treasury 5-Year Note March Futures	03/2023	1,902	205,282	(384)	0	(163)
U.S. Treasury 10-Year Note March Futures	03/2023	1,868	209,771	(1,891)	0	(263)

$(2,190)	$0	$(533)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond March Futures	03/2023	43	$(47,659)	$875	$66	$0
U.S. Treasury Long-Term Bond March Futures	03/2023	105	(13,161)	(4)	16	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	140	(18,804)	(43)	70	0
U.S. Ultra Treasury Note March Futures	03/2023	788	(93,206)	1,042	49	0

$1,870	$201	$0

Total Futures Contracts	$(320)	$201	$(533)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	1.357%	$3,500	$(149)	$101	$(48)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.438	1,900	(86)	97	11	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.522	1,200	(2)	11	9	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.564	600	(10)	15	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801	2,700	23	(5)	18	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	3,200	43	(27)	16	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	1,500	286	(123)	163	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473	EUR	3,500	(632)	506	(126)	0	(5)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123	$2,900	(52)	37	(15)	0	0

$(579)	$612	$33	$1	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$17,325	$488	$(880)	$(392)	$0	$0
CDX.IG-39 5-Year Index	(1.000)	Quarterly	12/20/2027	76,700	(548)	(93)	(641)	0	(3)

$(60)	$(973)	$(1,033)	$0	$(3)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	2,460,000	$107	$(420)	$(313)	$0	$(36)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	29	38	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	64	64	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	103	104	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	37	41	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		2,329,000	658	1,544	2,202	155	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		148,000	0	108	108	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,080,000	14	1,039	1,053	96	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		$12,100	(42)	(985)	(1,027)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(1,696)	(1,792)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(264)	(302)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		5,400	(25)	4	(21)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		19,200	0	2,342	2,342	104	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	2,213	7,580	136	0
Pay	1-Year BRL-CDI	12.200	Maturity	01/02/2025	BRL	62,900	0	(122)	(122)	0	0
Pay	1-Year BRL-CDI	12.225	Maturity	01/02/2025		120,000	0	(251)	(251)	0	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		64,000	0	(130)	(130)	0	0
Pay	1-Year BRL-CDI	12.395	Maturity	01/02/2025		56,800	0	(84)	(84)	0	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		48,200	0	(73)	(73)	0	0
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027		67,400	0	139	139	0	0

							$5,959	$3,597	$9,556	$551	$(126)

Total Swap Agreements							$5,320	$3,236	$8,556	$552	$(136)

(k)

Securities with an aggregate market value of $1,992 and cash of $31,237 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered				Currency to be Received	Asset		Liability

BOA		01/2023		$156			ZAR	2,773	$7		$0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

02/2023	EUR	2,040	$2,162	0	(28)
02/2023	GBP	30,683	36,205	0	(929)
02/2023	PEN	15,339	3,907	0	(120)
02/2023	$1,437	JPY	188,000	4	0
02/2023	ZAR	54,120	$3,020	0	(154)
BPS	01/2023	ILS	425	124	3	0
01/2023	$768	ZAR	13,358	17	0
02/2023	EUR	23,881	$24,763	0	(874)
03/2023	ILS	4,324	1,274	40	0
CBK	01/2023	11,998	3,797	384	0
01/2023	PEN	5,435	1,391	0	(39)
01/2023	$7,062	BRL	37,063	0	(42)
01/2023	37	CLP	35,129	5	0
01/2023	547	PEN	2,104	7	0
01/2023	361	ZAR	6,333	11	0
02/2023	AUD	5,433	$3,637	0	(68)
02/2023	BRL	4,221	782	0	(13)
02/2023	$1,449	GBP	1,205	9	0
03/2023	ILS	10,056	$2,965	96	0
03/2023	$291	PEN	1,142	8	0
04/2023	928	3,714	41	0
05/2023	ILS	15,477	$4,622	187	0
05/2023	PEN	8,730	2,200	0	(73)
07/2023	9,535	2,349	0	(126)
DUB	02/2023	ZAR	55,581	3,328	68	0
GLM	01/2023	BRL	37,063	6,954	0	(65)
01/2023	CNH	139	20	0	0
01/2023	ZAR	55,287	3,093	0	(157)
03/2023	MXN	426	21	0	(1)
04/2023	$6,833	BRL	37,063	67	0
05/2023	ZAR	97,685	$5,845	157	0
MBC	05/2023	CNH	20,246	3,017	63	0
SCX	01/2023	$2,095	PEN	8,062	26	0
02/2023	EUR	576	$609	0	(9)
02/2023	JPY	172,600	1,272	0	(51)
SSB	01/2023	PEN	2,001	518	0	(8)
01/2023	$518	PEN	2,001	8	0
UAG	03/2023	199	ZAR	3,549	9	0
05/2023	2,809	CNH	19,465	31	0

Total Forward Foreign Currency Contracts	$1,248	$(2,757)

PURCHASED OPTIONS: INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put – OTC - 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.900%	03/15/2022	4,200	$0	$0
Total Purchased Options	$0	$0

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270%	01/23/2023	4,700	$(12)	$(3)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.770	01/23/2023	4,700	(12)	(24)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	3,100	(22)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,100	(22)	(37)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	7,800	(54)	(12)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	7,800	(54)	(89)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	10,600	(83)	(27)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	10,600	(83)	(128)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	2,800	(7)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	2,800	(7)	(17)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	900	(9)	(2)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	900	(13)	(29)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	21,900	(68)	(3)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	21,900	(68)	(73)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	11,800	(76)	(17)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	11,800	(77)	(147)

$(667)	$(613)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	$97.000	03/06/2023	2,300	$(20)	$(36)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	2,300	(17)	(6)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	2,200	(18)	(30)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	2,200	(16)	(7)

$(71)	$(79)

Total Written Options	$(738)	$(692)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.155%	$2,700	$(113)	$108	$0	$(5)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	2,700	(153)	(8)	0	(161)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	3,000	(267)	50	0	(217)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	5,100	(229)	32	0	(197)

Total Swap Agreements	$(762)	$182	$0	$(580)

(m)

Securities with an aggregate market value of $2,461 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,487	$3,487
Corporate Bonds & Notes
Banking & Finance	0	270,515	0	270,515
Industrials	0	117,989	0	117,989
Utilities	0	51,767	0	51,767
U.S. Government Agencies	0	218,527	0	218,527
U.S. Treasury Obligations	0	158,733	0	158,733
Non-Agency Mortgage-Backed Securities	0	120,636	0	120,636

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Asset-Backed Securities	0	235,289	0	235,289
Sovereign Issues	0	35,222	0	35,222
Short-Term Instruments

Repurchase Agreements	0	342,199	0	342,199
Short-Term Notes	0	62,473	0	62,473
Israel Treasury Bills	0	11,902	0	11,902

	$0	$1,625,252	$3,487	$1,628,739
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,165	$0	$0	$21,165

Total Investments	$21,165	$1,625,252	$3,487	$1,649,904

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84,941)	$0	$(84,941)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	66	687	0	753
Over the counter	0	1,248	0	1,248

	$66	$1,935	$0	$2,001
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,990)	0	(1,990)
Over the counter	0	(4,029)	0	(4,029)

	$0	$(6,019)	$0	$(6,019)

Total Financial Derivative Instruments	$66	$(4,084)	$0	$(4,018)

Totals	$21,231	$1,536,227	$3,487	$1,560,945

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 211.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	$1,074	$919

Total Loan Participations and Assignments (Cost $1,061)		919

CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
5.069% (US0003M + 0.300%) due 03/22/2037 ~	245	225
5.069% (US0003M + 0.300%) due 09/22/2037 ~	2,460	2,236
5.119% (US0003M + 0.350%) due 03/22/2038 ~	1,319	1,232
5.149% (US0003M + 0.380%) due 09/23/2035 ~	85	84
5.349% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,670

		7,447

INDUSTRIALS 0.1%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025	1,600	1,564
Times Square Hotel Trust 8.528% due 08/01/2026	1,683	1,663

		3,227

UTILITIES 0.2%
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	600	558
4.451% due 12/01/2049	12,000	10,460

		11,018

Total Corporate Bonds & Notes (Cost $21,907)		21,692

U.S. GOVERNMENT AGENCIES 132.9%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	13,375	9,855
0.012% due 07/25/2044 ~(a)	996	31
0.023% due 10/25/2046 ~(a)	324	12
0.036% due 09/25/2045 ~(a)	1,001	40
0.060% due 08/25/2044 ~(a)	719	28
0.062% due 02/25/2062 ~(a)	27,478	2,078
0.078% due 04/25/2046 ~(a)	1,019	55
0.079% due 09/25/2061 ~(a)	11,208	918
0.091% due 03/25/2045 ~(a)	1,835	79
0.101% due 08/25/2055 ~(a)	918	28
0.118% due 01/25/2045 ~(a)	892	42
0.126% due 07/25/2045 ~(a)	20,419	913
0.134% due 02/25/2033 •	1,841	1,412
0.134% due 03/25/2043 ~	8,723	6,610
0.182% due 03/25/2060 ~(a)	18,873	707
0.200% due 02/25/2043 ~(a)	3,976	28
0.259% due 01/25/2044 ~(a)	1,256	11
0.269% due 02/25/2052 •(a)	573,767	7,581
0.269% due 02/25/2052 ~(a)	280,900	4,089
0.310% due 06/25/2043 •(a)	3,624	139
0.310% due 04/25/2055 ~(a)	1,539	55
0.340% due 07/25/2044 ~(a)	1,317	59
0.364% due 08/25/2047 ~(a)	27,393	765
0.367% due 05/25/2051 •	7,425	3,616
0.368% due 07/25/2044 ~(a)	20,681	339
0.369% due 05/25/2051 •(a)	8,270	129
0.396% due 08/25/2054 ~(a)	648	25
0.414% due 01/25/2033 •	3,525	2,640
0.434% due 03/25/2033 •	11,009	8,247
0.453% due 07/25/2052 ~(a)	944	32
0.542% due 11/25/2042 ~	1,678	1,339
0.542% due 10/25/2045 •	584	337
0.611% due 06/25/2050 •(a)	9,606	850
0.654% due 01/25/2043 •	46	31
0.665% due 12/25/2042 - 10/25/2043 •	2,644	1,968
0.872% due 01/25/2043 •	55	35

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

0.880% due 03/25/2047 •	256	188
1.161% due 01/25/2043 •	38	31
1.211% due 06/25/2044 •(a)	3,488	268
1.323% due 06/25/2043 ~	1,953	1,443
1.560% due 11/25/2041 •	751	503
1.561% due 10/25/2043 - 01/25/2050 ~(a)	14,466	1,839
1.571% due 12/25/2036 ~(a)	356	23
1.611% due 05/25/2046 - 11/25/2049 ~(a)	17,749	2,286
1.611% due 07/25/2046 - 11/25/2049 •(a)	70,800	7,717
1.631% due 09/25/2049 ~(a)	4,727	397
1.661% due 10/25/2042 - 10/25/2049 •(a)	31,769	3,545
1.661% due 11/25/2046 - 07/25/2059 ~(a)	39,920	4,546
1.711% due 06/25/2037 - 06/25/2050 •(a)	32,001	3,635
1.711% due 10/25/2042 - 07/25/2050 ~(a)	40,260	4,421
1.761% due 09/25/2041 - 09/25/2047 •(a)	25,019	2,702
1.761% due 08/25/2042 - 01/25/2049 ~(a)	15,290	1,666
1.811% due 11/25/2044 - 05/25/2048 ~(a)	13,642	1,606
1.811% due 11/25/2047 - 05/25/2048 •(a)	15,286	1,888
1.811% due 05/25/2048 •	6,777	5,412
1.861% due 08/25/2041 •(a)	6,385	300
1.861% due 02/25/2043 ~(a)	12,235	1,078
1.933% due 05/25/2043 •	499	371
1.973% due 08/25/2033 •	458	401
2.000% due 12/25/2042	89	52
2.000% due 11/25/2050 (a)	30,367	3,589
2.041% due 03/25/2042 ~(a)	946	126
2.061% due 09/25/2037 •(a)	2,073	75
2.073% due 10/25/2046 ~(a)	7,176	311
2.100% due 01/01/2047 •	109	101
2.184% due 06/25/2048 ~(a)	2,339	266
2.211% due 09/25/2040 - 09/25/2042 •(a)	5,214	576
2.241% due 01/25/2031 ~(a)	9,858	944
2.261% due 05/25/2036 •(a)	826	93
2.311% due 10/25/2026 - 08/25/2040 •(a)	1,014	22
2.361% due 09/25/2039 ~(a)	65	7
2.411% due 12/25/2032 ~(a)	1,169	105
2.411% due 11/25/2036 •(a)	878	87
2.488% due 01/01/2035 •	331	337
2.500% due 12/25/2027 - 09/25/2051 (a)	138,926	19,592
2.500% due 01/25/2041 •	3,229	2,981
2.511% due 04/25/2038 •(a)	418	37
2.540% due 08/01/2026 (h)	10,893	10,129
2.636% due 01/01/2035 •	125	126
2.711% due 10/25/2034 •(a)	793	48
2.760% due 12/01/2034 •	127	128
3.000% due 03/25/2023 - 11/25/2051 (a)	173,579	25,909
3.000% due 06/25/2033 - 07/01/2060	72,710	63,877
3.000% due 02/01/2057 - 05/01/2058 (h)	37,469	33,030
3.225% due 04/01/2048 •	200	189
3.287% due 05/01/2047 •	639	613
3.311% due 08/25/2034 •(a)	337	25
3.430% due 03/01/2033	1,000	912
3.500% due 10/25/2027 - 05/25/2051 (a)	182,580	34,145
3.500% due 05/25/2042 - 10/25/2042	892	801
3.508% due 08/01/2049 •	2,927	2,886
3.575% due 02/01/2026 (h)	12,198	11,776
3.650% due 06/01/2035 •	17	16
3.652% due 12/01/2048 •	1,193	1,192
3.690% due 05/25/2042 ~	21	20
3.725% due 06/01/2048 •	137	132
3.750% due 05/25/2033 - 01/25/2044	31	30
3.780% due 09/01/2043 •	1,539	1,545
3.796% due 08/25/2043 ~	22	22
3.883% due 03/25/2040 •	89	86
3.975% due 06/01/2048 •	115	111
4.000% due 01/25/2033 - 09/25/2051 (a)	133,409	27,265
4.000% due 06/01/2033 - 05/25/2050	9,335	8,429
4.500% due 02/01/2038 - 04/01/2059	7,270	7,092
4.500% due 11/25/2044 - 07/25/2050 (a)	8,835	1,588
4.989% due 02/25/2024 •	1	1
5.000% due 11/01/2033 - 07/25/2040	177	177
5.000% due 06/25/2050 (a)	2,649	568
5.239% due 07/25/2038 ~	94	94
5.500% due 02/25/2029 (a)	5	0
5.500% due 01/25/2032 ~(a)	103	12
5.500% due 12/25/2034 - 11/01/2036	1,829	1,861
5.806% due 09/25/2024 •	2	2
6.000% due 04/25/2032 - 02/25/2033 (a)	203	32
6.000% due 02/25/2034	91	93
6.300% due 06/25/2031 ~	15	15
6.500% due 04/25/2038 (a)	233	70
7.000% due 12/25/2023 - 03/25/2049	71	76
7.965% due 12/25/2036 •	46	43
Freddie Mac
0.000% due 01/01/2023 - 08/15/2057 (b)(e)	15,738	12,518
0.029% due 10/15/2041 ~(a)	481	19

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

0.032% due 08/15/2047 ~(a)	14,080	710
0.073% due 11/15/2038 ~(a)	868	35
0.074% due 02/15/2038 ~(a)	14,078	551
0.077% due 07/15/2047 •(a)	20,628	838
0.096% due 01/15/2038 ~(a)	2,789	104
0.108% due 12/15/2042 •	91	49
0.121% due 08/15/2041 ~(a)	270	11
0.144% due 07/15/2043 ~	12	8
0.159% due 10/15/2042 •	923	551
0.180% due 06/15/2038 ~(a)	655	34
0.182% due 08/15/2040 •(a)	1,798	52
0.188% due 10/15/2037 ~(a)	122	3
0.190% due 02/15/2033 - 05/15/2033 •	3,701	2,686
0.197% due 02/15/2038 ~(a)	586	22
0.200% due 11/15/2036 ~(a)	859	49
0.219% due 01/15/2043 •	1,889	1,035
0.250% due 10/15/2038 ~(a)	4,106	177
0.298% due 05/15/2043 ~	547	389
0.319% due 12/15/2042 ~	1,149	786
0.399% due 03/15/2045 •	202	128
0.436% due 04/15/2047 ~(a)	10,814	910
0.439% due 08/15/2036 ~(a)	389	10
0.443% due 11/15/2048 •(a)	141,427	4,373
0.445% due 04/15/2043 •	361	253
0.456% due 11/15/2042 ~	297	151
0.487% due 10/15/2037 ~(a)	300	11
0.492% due 01/15/2033 •	1,251	941
0.503% due 03/25/2052 ~(a)	20,653	667
0.542% due 07/15/2037 - 08/15/2045 •	5,307	3,560
0.547% due 10/15/2042 •	339	225
0.573% due 05/15/2037 ~(a)	207	8
0.575% due 03/15/2037 ~(a)	311	15
0.597% due 07/25/2024 ~(a)	113,896	766
0.682% due 04/15/2042 •(a)	1,611	80
0.800% due 12/15/2048 •	1,314	1,282
0.842% due 01/15/2033 ~	5,156	3,842
0.909% due 04/25/2034 ~(a)	133,977	8,899
0.929% due 05/15/2041 ~	842	727
1.264% due 01/15/2041 •	741	638
1.280% due 05/15/2035 •	254	222
1.460% due 09/15/2041 •	478	303
1.506% due 02/15/2041 ~	77	63
1.572% due 09/15/2043 •(a)	9,501	868
1.611% due 04/25/2048 - 11/25/2049 •(a)	22,617	2,818
1.661% due 04/25/2049 - 06/25/2050 •(a)	35,067	4,021
1.661% due 08/25/2049 - 06/25/2050 ~(a)	41,704	4,285
1.682% due 10/15/2036 - 08/15/2042 •(a)	9,319	1,009
1.682% due 06/15/2042 - 07/15/2042 ~(a)	12,578	1,354
1.711% due 06/25/2050 - 08/25/2050 •(a)	26,689	3,028
1.711% due 07/25/2050 - 08/25/2050 ~(a)	11,743	1,495
1.732% due 08/15/2041 - 11/15/2043 •(a)	5,047	481
1.732% due 09/15/2044 ~(a)	2,950	300
1.761% due 05/25/2050 - 06/25/2050 ~(a)	28,717	3,741
1.782% due 12/15/2042 - 02/15/2044 •(a)	9,919	1,447
1.811% due 07/25/2050 •(a)	27,694	4,139
1.832% due 08/15/2025 - 08/15/2048 •(a)	20,436	1,928
1.832% due 11/15/2042 - 10/15/2048 ~(a)	11,710	1,471
1.882% due 01/15/2033 - 06/15/2048 ~(a)	7,309	709
1.882% due 08/15/2042 - 03/15/2043 •(a)	13,068	990
2.000% due 04/25/2031 - 01/25/2051 (a)	65,251	7,771
2.112% due 02/15/2037 •(a)	442	38
2.282% due 01/15/2041 ~(a)	326	27
2.332% due 02/15/2032 - 03/15/2035 ~(a)	662	26
2.372% due 12/25/2050 ~(a)	7,912	1,189
2.382% due 09/15/2026 - 09/15/2035 •(a)	689	37
2.382% due 07/15/2042 ~(a)	1,061	153
2.432% due 03/15/2037 •(a)	483	42
2.500% due 09/15/2027 - 03/25/2051 (a)	106,258	13,315
2.577% due 04/15/2032 •(a)	1,414	68
2.700% due 08/01/2023 (h)	16,397	16,107
2.972% due 10/25/2046 ~	1,302	1,248
3.000% due 04/15/2027 - 06/25/2051 (a)	268,640	41,685
3.000% due 05/15/2034 ~(a)	530	38
3.000% due 09/25/2045 - 12/25/2046	2,930	2,681
3.314% due 12/15/2027 ~(a)	641	33
3.338% due 10/15/2038 ~	3,076	2,994
3.439% due 09/25/2024 ~	13,400	11,817
3.468% due 09/17/2032 •	8	8
3.500% due 01/15/2032 - 08/25/2051 (a)	153,412	26,137
3.500% due 01/01/2038 - 04/15/2054	18,003	15,820
3.500% due 10/15/2047 ~(a)	880	178
3.682% due 06/15/2031 •(a)	95	8
3.771% due 12/25/2047 ~	321	319
4.000% due 02/15/2031 - 06/01/2048	36,626	35,064
4.000% due 03/15/2042 - 06/25/2051 (a)	149,418	31,156
4.000% due 05/15/2049 ~(a)	537	85

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.364% due 05/15/2033 •	4	3
4.459% due 12/25/2036 •	21,854	17,492
4.500% due 08/01/2030 - 06/01/2048	2,901	2,859
4.500% due 07/15/2042 - 07/25/2051 (a)	72,559	13,897
5.000% due 09/15/2046 ~(a)	836	158
5.000% due 05/25/2048 (a)	5,576	956
5.000% due 03/01/2049 (h)	20,957	21,136
5.116% due 06/15/2042 •	564	533
5.300% due 05/15/2033 •	8	8
5.351% due 10/15/2033 •	157	147
5.500% due 02/15/2033 - 01/01/2038	818	836
5.500% due 05/15/2041 •	27	27
6.000% due 07/15/2035	567	593
6.000% due 03/15/2044 (a)	245	53
6.001% due 12/15/2023 •(a)	39	1
6.455% due 11/15/2034 ~	6	6
6.810% due 05/15/2024 ~(a)	31	1
7.000% due 03/01/2039	18	20
8.040% due 10/15/2023 ~	2	2
13.589% due 10/25/2027 ~	247	252
Ginnie Mae
0.000% due 06/20/2040 - 01/20/2044 (b)(e)	5,132	4,410
0.000% due 04/16/2053 ~(a)	225	0
0.008% due 06/20/2046 ~(a)	2,868	105
0.011% due 06/20/2042 ~(a)	1,141	23
0.011% due 10/20/2047 •(a)	6,983	112
0.025% due 08/16/2048 ~(a)	2,042	1
0.057% due 01/20/2047 ~(a)	5,020	141
0.059% due 06/20/2043 ~(a)	1,093	30
0.075% due 10/20/2046 ~(a)	4,379	147
0.088% due 12/20/2045 ~(a)	1,091	28
0.109% due 12/20/2042 ~	376	307
0.131% due 08/20/2047 ~(a)	4,301	126
0.132% due 07/20/2046 ~(a)	5,107	129
0.152% due 06/20/2042 - 05/16/2050 ~(a)	2,007	35
0.164% due 11/20/2046 ~(a)	383	17
0.174% due 05/20/2047 ~(a)	7,531	288
0.196% due 11/20/2045 ~(a)	1,203	23
0.266% due 06/20/2049 ~(a)	17,496	142
0.286% due 05/20/2040 ~(a)	4,694	130
0.286% due 03/20/2048 •(a)	12,381	190
0.301% due 02/20/2049 •(a)	24,396	683
0.382% due 04/20/2043 ~(a)	7,329	181
0.400% due 07/20/2041 ~(a)	1,408	37
0.402% due 11/20/2046 ~(a)	4,988	130
0.447% due 09/20/2045 ~(a)	1,605	26
0.463% due 08/20/2045 ~(a)	747	12
0.542% due 09/20/2045 •	323	195
0.894% due 12/20/2040 ~	1,072	894
1.161% due 06/20/2045 ~	981	730
1.187% due 05/20/2049 •(a)	4,017	226
1.197% due 09/20/2043 ~(a)	1,136	33
1.197% due 01/20/2044 ~	967	959
1.394% due 08/20/2045 ~	774	574
1.697% due 04/20/2046 - 04/20/2049 ~(a)	32,039	3,081
1.697% due 09/20/2049 •(a)	14,233	1,436
1.724% due 06/16/2039 •(a)	918	33
1.747% due 01/20/2035 - 12/20/2048 ~(a)	7,884	498
1.750% due 10/20/2044 •	731	714
1.760% due 11/20/2046 •	25	21
1.767% due 12/20/2035 •(a)	12,734	594
1.774% due 11/16/2034 ~(a)	360	11
1.805% due 05/16/2053 ~(a)	59	1
1.847% due 10/20/2047 - 09/20/2048 ~(a)	13,619	1,401
1.874% due 03/16/2035 •(a)	2,145	45
1.897% due 04/20/2048 •	5,967	5,413
2.074% due 01/16/2038 •(a)	1,152	14
2.124% due 02/16/2040 •(a)	1,788	119
2.227% due 10/20/2033 •(a)	534	2
2.347% due 05/20/2041 •(a)	1,494	93
2.500% due 09/20/2050 (a)	5,300	259
2.625% due 08/20/2045 •	558	545
3.000% due 02/20/2043 - 02/20/2052 (a)	24,532	2,288
3.000% due 09/20/2046 - 11/20/2067	39,627	34,574
3.500% due 03/20/2042 - 01/20/2052	27,440	25,001
3.500% due 11/20/2042 - 09/20/2046 (a)	6,623	1,178
3.500% due 01/20/2052 - 02/20/2052 (h)	24,493	22,547
4.000% due 07/20/2039 - 08/15/2048	9,961	9,551
4.000% due 10/16/2044 (a)	1,086	141
4.071% due 10/20/2045 •	430	373
4.292% due 11/20/2060 •	683	678
4.342% due 03/20/2061 •	235	234
4.362% due 08/20/2062 ~	354	352
4.500% due 07/20/2039 - 09/20/2048	8,639	8,465
4.500% due 12/16/2041 - 05/20/2043 (a)	1,245	207
4.603% due 03/20/2041 •	431	420

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.000% due 08/20/2034 - 01/20/2049		932	935
5.000% due 05/16/2043 (a)		838	148
5.500% due 02/20/2034 - 04/20/2040		107	109
6.000% due 07/20/2038 - 06/20/2041		263	279
6.500% due 03/15/2035		416	432
Ginnie Mae, TBA
3.000% due 02/01/2053		47,500	42,337
3.500% due 01/01/2053 - 02/01/2053		188,050	172,845
4.000% due 01/01/2053		8,100	7,666
4.500% due 01/01/2053		55,880	54,216
5.000% due 01/01/2053		202,000	200,190
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051		43,812	37,905
2.500% due 02/01/2051 - 01/01/2052 (h)		471,028	402,594
3.000% due 04/01/2031 - 07/01/2052		285,434	254,762
3.000% due 03/01/2050 - 06/01/2051 (h)		676,483	598,313
3.500% due 10/01/2034 - 01/01/2052		222,500	205,943
3.500% due 06/01/2052 (h)		18,016	16,391
4.000% due 12/01/2036 - 08/01/2049		174,090	167,043
4.000% due 03/01/2038 (h)		10,527	10,289
4.500% due 04/01/2031 - 09/01/2052		23,357	22,995
5.000% due 06/01/2048 - 03/01/2049		5,719	5,720
6.000% due 05/01/2049		1,106	1,143
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2053		236,500	192,494
2.500% due 01/01/2037		20,100	18,395
3.000% due 02/01/2052		1,174,420	1,030,951
3.500% due 01/01/2038 - 02/01/2053		511,199	469,148
4.000% due 01/01/2053 - 03/01/2053		1,081,400	1,014,497
4.500% due 01/01/2038 - 02/01/2053		1,122,350	1,086,138
5.000% due 01/01/2053 - 02/01/2053		402,100	396,229
6.000% due 01/01/2053 - 02/01/2053		822,000	833,951
6.500% due 01/01/2053 - 02/01/2053		276,000	282,659

Total U.S. Government Agencies (Cost $8,935,385)			8,373,735

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		1,130	1,093
0.125% due 10/15/2024 (h)(l)		3,531	3,401
0.500% due 04/15/2024 (h)(j)		8,176	7,952
0.625% due 01/15/2024 (h)(l)		24,637	24,116
U.S. Treasury Notes
1.750% due 01/31/2023 (j)(l)		20,299	20,263
2.250% due 08/15/2027 (h)(j)(l)		21,700	20,078
2.375% due 01/31/2023 (j)(l)		10,383	10,369
2.500% due 03/31/2023 (j)(l)		35,758	35,591
2.625% due 06/30/2023 (j)(l)		25,000	24,761
2.750% due 06/30/2025 (j)(l)		5,100	4,914

Total U.S. Treasury Obligations (Cost $156,345)			152,538

NON-AGENCY MORTGAGE-BACKED SECURITIES 43.5%
Adjustable Rate Mortgage Trust
5.339% due 09/25/2035 ~		3,026	2,646
5.539% due 02/25/2035 ~		6,806	5,839
American Home Mortgage Assets Trust
2.808% due 01/25/2036 ~		1,029	690
3.018% due 10/25/2046 •		8,560	7,149
4.596% due 08/25/2037 ^•		8,142	7,172
4.849% due 06/25/2037 •		5,225	4,551
American Home Mortgage Investment Trust
4.789% due 03/25/2046 •		4,549	3,794
4.871% due 06/25/2045 ~		5,230	4,506
7.162% due 06/25/2045 •		65	64
Angel Oak Mortgage Trust 3.290% due 11/25/2066 ~		15,681	10,052
Anthracite Ltd. 5.678% due 06/20/2041		6,051	113
Ashford Hospitality Trust
5.568% due 04/15/2035 •		8,335	7,868
5.718% due 04/15/2035 •		15,035	13,958
5.768% due 06/15/2035 •		11,950	11,506
6.168% due 06/15/2035 •		2,300	2,189
6.418% due 04/15/2035 ~		13,939	12,857
7.068% due 06/15/2035 •		5,700	5,389
Atrium Hotel Portfolio Trust 6.218% due 12/15/2036 •		8,800	8,407
Avon Finance PLC
4.931% due 09/20/2048 ~	GBP	17,700	20,975
5.431% due 09/20/2048 •		17,700	20,968
5.931% due 09/20/2048 ~		13,100	15,515
BAMLL Commercial Mortgage Securities Trust
5.918% due 04/15/2036 •		$3,000	2,911
6.318% due 03/15/2034 •		7,035	6,793
6.318% due 09/15/2038 ~		4,000	3,657

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

7.068% due 09/15/2038 •		5,000	4,429
Banc of America Alternative Loan Trust
2.251% due 06/25/2037 ^•(a)		331	30
4.749% due 06/25/2037 ~		308	229
6.000% due 06/25/2046 ^		1,383	991
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~		946	946
Banc of America Funding Trust
2.014% due 01/27/2035 ~		3,179	3,146
3.733% due 02/20/2036 ^~		646	581
4.273% due 01/20/2047 ^~		150	137
4.599% due 05/26/2037 •		29,803	25,542
6.000% due 09/25/2036		14	13
Banc of America Mortgage Trust
3.001% due 04/25/2035 ^~		1,596	1,513
3.047% due 05/25/2034 ~		22	21
3.337% due 06/25/2034 ~		38	36
3.873% due 11/20/2046 ^~		55	49
Barclays Commercial Mortgage Securities Trust
5.509% due 07/15/2037 ~		2,600	2,484
6.209% due 07/15/2037 •		7,000	6,675
6.709% due 07/15/2037 •		10,600	10,012
Bayview Opportunity Master Fund Trust 4.421% due 10/25/2051 •		1,292	1,183
BCAP LLC Trust
3.074% due 01/26/2037 ~		2,447	2,060
3.733% due 02/26/2036 ~		3,386	3,049
Bear Stearns Adjustable Rate Mortgage Trust
3.232% due 05/25/2037 ~		2,289	2,103
3.625% due 10/25/2036 ^~		174	154
6.662% due 12/25/2046 ^~		377	304
6.687% due 12/25/2046 •		1,781	1,496
Bear Stearns ALT-A Trust
3.392% due 04/25/2035 ~		22	21
3.609% due 08/25/2036 ^~		5,743	4,027
3.729% due 09/25/2035 ^~		469	291
3.763% due 11/25/2035 ^~		703	564
4.709% due 02/25/2034 •		26	23
4.709% due 08/25/2036 ^•		5,172	4,512
4.889% due 01/25/2036 ^•		725	936
Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036		5,688	3,478
6.689% due 09/25/2033 ~		121	61
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		46	44
5.657% due 10/12/2041 ~		192	180
Bear Stearns Mortgage Funding Trust 4.849% due 09/25/2046 ^•		87	74
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~		2,001	1,609
Beast Mortgage Trust
5.768% due 03/15/2036 •		3,000	2,782
6.268% due 03/15/2036 •		5,590	5,044
6.818% due 03/15/2036 •		32,020	27,083
Beneria Cowen & Pritzer Collateral Funding Corp.
5.914% due 06/15/2038 •		5,000	4,453
6.810% due 06/15/2038 ~		12,750	10,995
BHP Trust
6.089% due 08/15/2036 •		7,700	7,287
6.886% due 08/15/2036 ~		4,375	4,110
Braemar Hotels & Resorts Trust 5.568% due 06/15/2035 •		3,175	3,003
BWAY Mortgage Trust
6.518% due 09/15/2036 •		6,000	5,642
7.168% due 09/15/2036 •		7,000	6,333
BX Commercial Mortgage Trust
5.518% due 04/15/2034 •		2,500	2,343
5.968% due 04/15/2034 •		11,733	10,882
BX Trust
5.085% (TSFR1M + 0.749%) due 04/15/2039 ~		10,700	9,881
5.509% due 10/15/2026 •		1,500	1,418
5.538% due 05/15/2030 •		3,900	3,711
6.148% due 10/15/2026 ~		4,000	3,764
Cascade Funding Mortgage Trust
1.374% due 02/25/2031 ~		7,250	6,819
1.847% due 02/25/2031 ~		9,000	8,382
Chase Mortgage Finance Trust 3.788% due 02/25/2037 ~		25	24
ChaseFlex Trust
4.739% due 02/25/2037 ~		4,753	1,332
4.989% due 05/25/2037 •		8,700	7,325
5.069% due 05/25/2037 •		1,096	1,060
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.689% due 08/25/2037 •		2,454	2,156
Chester B1 Issuer PLC
4.185% (SONIO/N + 1.300%) due 01/17/2058 ~	GBP	1,000	1,207

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.485% (SONIO/N + 1.600%) due 01/17/2058 ~	1,100	1,323
Citigroup Commercial Mortgage Trust 6.243% due 12/15/2036 ~	$3,063	2,924
Citigroup Mortgage Loan Trust
0.250% due 09/25/2051 ~(a)	56,222	756
2.500% due 05/25/2051 ~	31,634	25,545
2.951% due 02/20/2036 ~	3,205	2,798
3.000% due 11/27/2051 ~	32,249	27,071
3.466% due 06/27/2037 ~	7,028	5,703
3.950% due 05/25/2035 •	3	3
4.575% due 08/25/2035 ^~	453	415
6.000% due 08/25/2037 ~	1,749	766
6.380% due 03/25/2036 ^•	19	17
Colony Mortgage Capital Ltd. 5.796% due 11/15/2038 •	5,000	4,688
COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	32,641	31,599
4.800% due 03/25/2067 ~	4,800	4,086
Commercial Mortgage Trust
1.092% due 12/10/2045 ~(a)	84	0
5.418% due 06/15/2034 •	6,500	5,733
Connecticut Avenue Securities Trust
5.928% due 03/25/2042 ~	8,012	7,987
6.389% due 01/25/2040 •	3,381	3,332
6.678% due 05/25/2042 •	1,724	1,746
7.028% due 03/25/2042 ~	3,750	3,741
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	40	24
Countrywide Alternative Loan Trust
1.211% due 06/25/2036 •(a)	1,470	147
2.561% due 10/25/2037 ^•(a)	6,153	1,216
2.812% due 03/25/2047 ^•	60	49
3.131% due 05/25/2036 ~	1,509	1,323
3.448% due 08/25/2035 ~	3,376	3,036
3.548% due 09/25/2035 •	618	553
4.098% due 10/20/2035 •	1,127	777
4.629% due 06/25/2036 •	2,020	1,810
4.669% due 04/25/2047 ~	277	241
4.749% due 11/25/2036 ~	1,926	2,109
4.769% due 09/25/2046 ^•	1,863	1,722
4.789% due 06/25/2036 ^•	1,485	688
4.949% due 08/25/2047 ^~	3,235	2,604
4.993% due 11/20/2035 •	189	174
4.993% due 12/20/2035 ~	1,451	1,267
5.089% due 05/25/2036 ~	180	86
5.500% due 07/25/2035	5,094	3,757
6.000% due 07/25/2036 ^	17,108	8,358
6.000% due 08/25/2036	1,390	1,296
6.000% due 08/25/2036 •	1,122	1,046
6.000% due 04/25/2037	4,168	1,986
6.000% due 04/25/2037 ^	2,511	1,411
6.000% due 07/25/2037	12,258	6,535
6.500% due 12/25/2036	8,069	3,855
Countrywide Asset-Backed Certificates Trust 4.869% due 04/25/2036 ^•	226	189
Countrywide Home Loan Mortgage Pass-Through Trust
2.842% due 01/25/2036 ~	43	37
2.984% due 01/25/2036 ^~	1,197	1,074
3.255% due 02/25/2047 ^~	476	407
3.537% due 03/25/2037 ^~	297	256
3.726% due 11/25/2037 ~	1,040	937
4.500% due 05/01/2034	207	181
5.049% due 02/25/2035 ~	363	323
5.500% due 01/25/2035	197	190
5.750% due 05/25/2037 ^	23	11
5.750% due 07/25/2037 ^	1,350	683
6.000% due 01/25/2038	258	125
6.250% due 09/25/2037 ^	68	43
6.500% due 10/25/2037 ^	10,122	3,600
6.500% due 11/25/2037 ^	4,055	1,561
Countrywide Home Loan Reperforming REMIC Trust
4.310% due 01/25/2034 ^~	3,022	2,429
4.729% due 01/25/2036 •	174	166
7.500% due 06/25/2035 ^	316	311
Credit Suisse Commercial Mortgage Trust 5.620% due 01/15/2049 ^~(c)	2,500	3,526
Credit Suisse Mortgage Capital Certificates
3.234% due 01/26/2047 ~	2,799	1,537
3.742% due 09/27/2047 ~	58	57
4.600% due 10/26/2036 ~	553	473
6.250% due 05/26/2048	6,148	4,587
Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~	1,312	1,019
1.796% due 12/27/2060 ~	25,874	23,764
1.926% due 07/27/2061 ~	29,508	26,784
2.500% due 07/25/2056 ~	2,226	1,798

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

2.691% due 03/25/2060 ~		8,015	7,675
2.963% due 12/26/2059 ~		1,904	1,880
3.000% due 11/25/2056 ~		7,034	5,896
3.023% due 08/25/2060 ~		2,593	2,488
3.657% due 07/25/2050 ~		2,732	2,751
4.860% due 05/27/2053 ~		2,068	1,713
6.118% due 07/15/2038 •		4,000	3,663
6.618% due 07/15/2038 ~		5,000	4,473
7.218% due 07/15/2038 •		10,000	8,638
CRSNT Commercial Mortgage Trust
5.520% due 04/15/2036 •		24,753	23,280
5.870% due 04/15/2036 ~		10,913	10,135
6.320% due 04/15/2036 ~		17,000	15,641
DBGS Mortgage Trust 5.818% due 06/15/2033 •		9,000	7,989
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.689% due 03/25/2037 ^~		1,001	932
4.689% due 09/25/2047 ^•		16,071	13,586
4.869% due 01/25/2047 •		1,764	1,460
DOLP Trust 3.704% due 05/10/2041 ~		46,540	30,148
DROP Mortgage Trust
6.020% due 10/15/2043 •		5,500	5,061
6.570% due 10/15/2043 •		7,200	6,539
Ellington Financial Mortgage Trust 2.296% due 06/25/2066 ~		2,200	1,216
Eurosail PLC 4.281% due 09/13/2045 •	GBP	995	1,116
Extended Stay America Trust
5.698% due 07/15/2038 •		$34,167	32,905
6.018% due 07/15/2038 •		34,362	33,058
6.568% due 07/15/2038 •		38,852	37,296
7.168% due 07/15/2038 ~		5,955	5,689
Fannie Mae
0.000% due 06/25/2052 ~(a)		19,750	860
1.500% due 11/25/2035 (a)		24,443	1,325
1.500% due 02/25/2036 (a)		25,855	1,444
1.661% due 07/25/2049 ~(a)		3,971	407
2.000% due 10/25/2050 (a)		9,927	1,162
2.500% due 11/25/2050 (a)		45,911	6,924
2.500% due 02/25/2051 (a)		7,051	1,104
First Horizon Alternative Mortgage Securities Trust 3.057% due 07/25/2036 ~		128	103
First Horizon Mortgage Pass-Through Trust
3.875% due 08/25/2035 ~		74	51
4.310% due 11/25/2035 ~		10	8
Freddie Mac
2.500% due 02/25/2051 (a)		30,531	4,225
2.500% due 03/25/2051 (a)		22,824	3,338
2.500% due 07/25/2051 (a)		8,044	1,099
2.500% due 11/25/2051 (a)		5,380	824
3.500% due 03/25/2052 (a)		25,451	3,891
4.000% due 11/25/2049 (a)		5,549	1,087
4.500% due 10/25/2051 (a)		13,284	2,152
5.578% due 01/25/2034 •		1,825	1,801
5.728% due 01/25/2051 •		2,503	2,445
6.028% due 10/25/2033 ~		8,412	8,255
6.128% due 05/25/2042 •		10,860	10,831
6.728% due 10/25/2050 ~		985	993
6.828% due 04/25/2042 •		10,900	10,786
GCAT LLC 2.981% due 09/25/2025 þ		1,830	1,773
GCAT Trust
2.565% due 05/25/2066		9,952	6,044
3.000% due 04/25/2052 ~		46,275	38,787
GCT Commercial Mortgage Trust
5.568% due 02/15/2038 •		10,000	9,012
6.018% due 02/15/2038 •		9,800	8,604
Ginnie Mae
3.500% due 01/20/2052		4,031	3,415
3.500% due 03/20/2052		20,995	15,915
Global Mortgage Securitization Ltd. 4.659% due 04/25/2032 •		915	896
GMAC Mortgage Corp. Loan Trust 0.000% due 05/25/2035 ~		9	8
Great Hall Mortgages PLC 4.868% due 06/18/2039 ~		232	228
GreenPoint Mortgage Funding Trust 4.849% due 02/25/2037 •		9,048	8,042
Grifonas Finance PLC 1.264% due 08/28/2039 ~	EUR	9,494	9,238
GS Mortgage Securities Corp. Trust
4.579% due 10/10/2032		$26,200	25,150
5.568% due 07/15/2025 •		1,582	1,532
5.768% due 07/15/2025 •		4,595	4,441
5.768% due 07/15/2031 ~		11,605	10,951

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.968% due 12/15/2036 •	4,115	3,956
6.018% due 07/15/2031 •	3,293	3,058
6.018% due 08/15/2032 ~	4,335	4,156
6.118% due 07/15/2025 ~	5,672	5,476
GS Mortgage Securities Trust
0.461% due 08/10/2043 ~(a)	7,634	67
3.805% due 10/10/2035 ~	11,300	9,527
GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~	17,128	11,073
3.207% due 07/25/2061 ~	5,664	3,618
4.211% due 07/25/2061 ~	2,039	1,291
GS Mortgage-Backed Securities Trust
0.500% due 01/25/2053 ~(a)	40,399	1,085
2.500% due 12/25/2051 ~	3,269	2,640
2.500% due 02/25/2052 ~	10,856	8,767
2.500% due 07/25/2052 ~	22,702	18,332
2.500% due 08/25/2052 ~	46,851	37,833
3.000% due 08/26/2052 ~	83,342	69,544
3.000% due 09/25/2052 ~	95,671	79,960
3.625% due 01/25/2059 ~	18,306	16,455
GSMPS Mortgage Loan Trust
3.529% due 03/25/2035 ~	3,314	3,222
3.540% due 01/25/2036 ~	2,635	2,368
4.739% due 01/25/2036 •	554	459
4.789% due 04/25/2036 ~	5,463	4,538
GSMSC Resecuritization Trust 3.240% due 06/26/2037 ~	4,264	3,742
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^	696	255
HarborView Mortgage Loan Trust
3.417% due 04/19/2034 ~	74	67
3.948% due 09/19/2035 •	3,593	3,104
4.048% due 10/19/2035 ~	18,594	10,622
4.719% due 01/19/2038 •	13,887	12,205
4.749% due 12/19/2036 •	4,187	3,452
4.759% due 11/19/2036 ~	4,266	3,512
4.959% due 08/19/2045 ~	29	26
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~	1,788	1,721
Hilton Orlando Trust
5.868% due 12/15/2034 •	5,000	4,819
6.268% due 12/15/2034 •	22,027	21,178
Homestar Mortgage Acceptance Corp. 5.184% due 03/25/2034 ~	2,668	2,599
HPLY Trust
5.918% due 11/15/2036 ~	3,319	3,183
6.318% due 11/15/2036 ~	18,352	17,418
6.668% due 11/15/2036 •	1,790	1,691
HSI Asset Loan Obligation Trust
2.241% due 12/25/2036 ~(a)	736	78
4.759% due 12/25/2036 ~	752	155
HSI Asset Securitization Corp. Trust 5.199% due 07/25/2035 ~	1,349	1,407
Hundred Acre Wood Trust 4.421% due 10/25/2051 ~	7,871	7,160
Impac Secured Assets Trust
4.949% due 08/25/2036 ~	1,642	1,464
5.089% due 05/25/2036 •	9	7
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	1,972	1,851
IndyMac IMSC Mortgage Loan Trust 3.324% due 06/25/2037 ^~	11,090	7,659
IndyMac INDX Mortgage Loan Trust
3.090% due 09/25/2036 ^~	137	108
3.244% due 09/25/2036 ^~	2,124	1,745
3.338% due 08/25/2035 ~	37	32
4.749% due 02/25/2037 ^•	1,999	1,758
4.789% due 10/25/2036 •	6	5
5.169% due 12/25/2034 •	283	216
J.P. Morgan Mortgage Trust
0.450% due 07/25/2052 ~(a)	26,990	691
0.500% due 06/25/2052 ~(a)	43,605	1,264
Jefferies Resecuritization Trust 7.423% due 06/25/2047 ~	549	442
JP Morgan Alternative Loan Trust
4.709% due 11/25/2036 ^~	1,460	1,270
4.949% due 04/25/2047 •	969	920
6.000% due 12/27/2036	2,725	1,457
JP Morgan Chase Commercial Mortgage Securities Corp. 6.428% due 05/15/2034 •	5,000	4,899
JP Morgan Chase Commercial Mortgage Securities Trust
5.337% due 05/15/2047	14,593	13,630
5.768% due 02/15/2035 ~	1,241	1,175
6.068% due 03/15/2036 ~	1,900	1,802
6.618% due 03/15/2036 ~	29,900	28,029
7.418% due 03/15/2036 •	4,000	3,644

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

JP Morgan Mortgage Trust
0.492% due 02/25/2052 ~(a)	53,819	1,461
0.500% due 12/25/2051 ~(a)	73,375	2,068
0.500% due 05/25/2052 ~(a)	87,709	2,651
2.500% due 12/25/2051 ~(a)	10,847	1,559
2.500% due 02/25/2052 ~	6,780	5,475
2.500% due 04/25/2052 ~(a)	8,767	1,392
2.943% due 06/25/2036 ~	3,492	2,472
3.000% due 01/25/2052 ~(h)	120,100	100,665
3.000% due 03/25/2052 ~	37,817	31,697
3.000% due 04/25/2052 ~(h)	112,378	94,193
3.000% due 05/25/2052 ~(h)	119,228	99,935
3.500% due 09/25/2052 ~	12,468	11,064
3.527% due 04/25/2035 ~	13	13
3.848% due 01/25/2037 ~	2,118	1,643
3.879% due 11/25/2035 ~	2,605	2,270
3.939% due 07/25/2035 ~	2	2
4.471% due 05/25/2052 ~	24,248	22,157
7.000% due 08/25/2037 ^	1,002	553
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,371	2,208
6.000% due 09/26/2036 ~	3,857	2,915
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	17,515	11,044
La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «~	3,751	3,728
3.358% due 01/15/2046 «	5,436	5,191
3.508% due 11/24/2042 «~	10,467	10,116
4.250% due 09/29/2046 «	29,323	28,937
LB-UBS Commercial Mortgage Trust 5.111% due 07/15/2040 ~	2,373	2,281
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	6,499	5,842
1.750% due 07/25/2061 þ	8,639	7,851
1.892% due 10/25/2066 þ	5,762	5,293
1.991% due 09/25/2060 ~	1,731	1,698
2.250% due 07/25/2067 þ	7,223	6,502
2.734% due 01/25/2060 þ	711	696
6.139% due 01/28/2070 •	7,210	7,202
6.250% due 11/25/2059 þ	195	194
Lehman Mortgage Trust
2.161% due 11/25/2036 ~(a)	16,658	1,879
4.709% due 08/25/2036 ^•	99	70
4.839% due 11/25/2036 •	25,663	6,039
5.750% due 02/25/2037 ^	3,903	2,700
Lehman XS Trust
4.629% due 08/25/2036 ^•	94	94
4.749% due 12/25/2036 •	2,102	1,973
4.849% due 04/25/2046 ^~	1,380	1,661
4.944% due 08/25/2047 ^~	2,100	1,804
Luminent Mortgage Trust 4.849% due 05/25/2037 ^•	26	23
LUXE Commercial Mortgage Trust
6.068% due 10/15/2038 •	13,069	12,205
6.568% due 10/15/2038 •	47,401	43,944
7.068% due 10/15/2038 •	16,074	14,774
MASTR Asset Securitization Trust 6.250% due 01/25/2038	465	261
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	896	600
7.000% due 07/25/2035	2,346	1,665
Merrill Lynch Mortgage Investors Trust 3.960% due 02/25/2036 ^~	415	287
MFA Trust 2.306% due 04/25/2065 ~	8,966	6,364
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,139	1,064
2.750% due 08/25/2059 ~	6,671	6,268
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~	10,000	7,644
5.184% due 10/12/2052 ~	94	94
5.310% due 11/14/2042 ~	1,552	1,524
5.693% due 11/15/2034 •	2,500	2,382
5.843% due 11/15/2034 ~	4,000	3,773
6.116% due 12/15/2023 •	8,896	8,342
6.695% due 12/15/2023 •	24,544	22,782
7.395% due 12/15/2023 ~	42,522	38,409
Morgan Stanley Mortgage Loan Trust
3.630% due 09/25/2035 ^~	52	37
3.817% due 12/25/2035 ~	3,736	3,394
5.289% due 02/25/2036 ^•	192	181
5.500% due 10/25/2037 ^	433	392
6.201% due 02/25/2047 þ	2,201	870
Morgan Stanley Re-REMIC Trust 2.962% due 02/26/2037 •	9,621	8,582

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Mortgage Equity Conversion Asset Trust
5.130% due 01/25/2042 •		17,520	17,257
5.130% due 02/25/2042 ~		3,672	3,414
5.140% due 05/25/2042 ~		9,808	8,561
MortgageIT Mortgage Loan Trust 4.849% due 06/25/2047 •		2,228	1,799
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		12,111	1,501
2.201% due 10/25/2058 ~		10,000	8,374
2.750% due 07/25/2059 ~		25,358	23,680
2.750% due 11/25/2059 ~		208	190
3.008% due 10/25/2058 ~		5,500	4,743
3.500% due 12/25/2058 ~		890	806
3.500% due 10/25/2059 ~		2,530	2,341
3.963% due 10/25/2058 ~		2,500	2,160
New York Mortgage Trust 4.719% due 08/25/2035 •		1,452	1,283
OBX Trust 3.000% due 01/25/2052 ~		5,451	4,569
One Bryant Park Trust 2.516% due 09/15/2054		40,000	32,838
Preferred Residential Securities PLC 4.522% due 12/15/2043 •	GBP	2,635	2,912
RBSGC Mortgage Loan Trust 4.689% due 01/25/2037 •		$20,244	5,334
RBSSP Resecuritization Trust
0.000% due 06/26/2037 ~		158	135
3.513% due 12/25/2035 ~		2,399	2,199
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	9,674	7,088
3.650% due 08/12/2053		8,300	5,847
Residential Accredit Loans, Inc. Trust
2.211% due 06/25/2037 ~(a)		$2,763	280
2.644% due 10/25/2037 ~		4,051	3,528
3.408% due 09/25/2045 •		1,932	1,688
4.263% due 05/25/2035 ^~		56	32
4.669% due 01/25/2037 •		969	985
4.689% due 08/25/2035 •		119	90
4.739% due 08/25/2035 ^•		646	523
4.769% due 05/25/2037 •		3,509	3,057
4.789% due 06/25/2037 ~		2,763	1,896
4.789% due 10/25/2046 •		871	818
5.189% due 10/25/2045 ~		96	78
8.000% due 04/25/2036 ^•		142	122
Residential Asset Securitization Trust 6.250% due 08/25/2036		454	308
Residential Funding Mortgage Securities, Inc. Trust 3.873% due 04/25/2037 ~		178	152
RESIMAC Bastille Trust 5.022% due 12/05/2059 ~		58	58
RiverView HECM Trust 4.659% due 05/25/2047 •		3,986	3,745
Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(g)		6,279	6,175
4.250% due 11/25/2059 ~		1,100	937
Sequoia Mortgage Trust 3.314% due 07/20/2037 ~		62	46
SFO Commercial Mortgage Trust
5.818% due 05/15/2038 •		8,750	7,799
6.118% due 05/15/2038 •		15,140	13,311
6.718% due 05/15/2038 •		5,500	4,757
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	5,081
3.386% due 11/25/2066 ~		9,324	6,092
Starwood Mortgage Trust
6.018% due 04/15/2034 ~		5,000	4,796
6.568% due 04/15/2034 •		9,200	8,747
Stratton Mortgage Funding PLC
4.426% due 07/20/2060 •	GBP	24,700	29,464
4.926% due 07/20/2060 •		6,500	7,726
5.426% due 07/20/2060 ~		7,600	9,043
5.926% due 07/20/2060 •		10,900	12,855
Structured Adjustable Rate Mortgage Loan Trust
3.678% due 08/25/2035 ~		$268	228
3.845% due 05/25/2035 ~		1,006	787
4.689% due 02/25/2037 ~		2,449	2,294
4.749% due 10/25/2035 ~		4,540	3,998
5.364% due 08/25/2035 ~		5,853	5,233
6.689% due 12/25/2037 ^•		2,517	2,139
Structured Asset Mortgage Investments Trust
4.749% due 07/25/2046 ~		49	40
4.769% due 07/25/2046 ^~		3,323	2,483
4.829% due 05/25/2036 •		364	279
Structured Asset Securities Corp.
0.082% due 11/25/2035 ~(a)		6,197	68
3.259% due 01/25/2036 ~		1,437	1,278

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.639% due 07/25/2035 •		661	610
4.649% due 11/25/2035 •		6,197	5,831
Structured Asset Securities Corp. Mortgage Loan Trust 4.679% due 10/25/2036 •		198	173
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.805% due 09/25/2033 ~		41	40
Tharaldson Hotel Portfolio Trust
5.618% due 11/11/2034 ~		8,652	8,229
5.868% due 11/11/2034 •		2,997	2,832
Thornburg Mortgage Securities Trust
5.289% due 03/25/2044 •		10	10
6.716% due 03/25/2037 ^•		4,147	3,454
Towd Point Mortgage Funding
4.190% (BP0003M + 0.800%) due 02/20/2045 ~	GBP	280	334
4.471% due 02/20/2054 •		689	830
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		$2,743	2,514
5.389% due 05/25/2058 ~		725	719
5.389% due 10/25/2059 ~		5,633	5,579
UBS-Barclays Commercial Mortgage Trust 0.169% due 08/10/2049 ~(a)		14,846	0
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		24,243	617
2.500% due 11/25/2051 ~(a)		7,109	965
4.471% due 12/25/2051 •		15,882	14,732
4.521% due 09/25/2051 •		8,560	7,849
VASA Trust
5.568% due 07/15/2039 ~		12,350	11,352
5.568% due 07/15/2039 •		2,500	2,298
6.068% due 07/15/2039 ~		16,314	14,902
6.418% due 07/15/2039 •		11,635	10,590
Verus Securitization Trust 4.722% due 04/25/2067 ~		3,550	2,887
WaMu Commercial Mortgage Securities Trust
2.862% due 11/23/2043 ~		1,290	1,272
3.328% due 12/27/2049 ~		7,369	7,376
WaMu Mortgage Pass-Through Certificates Trust
2.818% due 04/25/2047 ^~		645	537
2.858% due 07/25/2047 •		497	398
3.292% due 03/25/2037 ^~		4,065	3,668
3.298% due 01/25/2047 •		4,487	4,004
3.367% due 07/25/2037 ^~		63	53
3.600% due 12/25/2036 ^~		752	643
3.864% due 07/25/2037 ^~		34	31
3.952% due 01/25/2035 ~		3,281	2,974
3.971% due 12/25/2035 ^~		403	324
5.129% due 11/25/2034 •		553	499
5.169% due 10/25/2044 •		1,918	1,730
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,879
4.387% (SONIO/N + 0.950%) due 12/21/2049 ~		12,413	15,006
5.087% due 12/21/2049 ~		2,387	2,886
5.587% (SONIO/N + 2.150%) due 12/21/2049 ~		1,193	1,442
6.087% due 12/21/2049 •		682	824
6.587% due 12/21/2049 •		682	824
Washington Mutual Mortgage Pass-Through Certificates Trust
2.748% due 01/25/2047 •		$1,406	1,115
4.051% due 09/25/2036 ^þ		5,317	1,557
4.889% due 02/25/2036 •		208	169
5.750% due 11/25/2035 ^		684	631
6.500% due 03/25/2036 ^		6,534	4,478
Wells Fargo Alternative Loan Trust 4.929% due 03/25/2037 ^•		348	305
Wells Fargo Commercial Mortgage Trust
5.370% due 12/13/2031 •		11,140	10,994
5.620% due 12/13/2031 ~		9,273	9,123
6.058% due 02/15/2037 •		3,750	3,565
6.365% due 12/13/2031 ~		220	213
Wells Fargo Mortgage-Backed Securities Trust
4.414% due 11/25/2037 ^~		3,404	2,896
4.889% due 06/25/2037 ^•		29	23
4.889% due 06/25/2037 ^~		11	10

Total Non-Agency Mortgage-Backed Securities (Cost $3,098,583)			2,740,137

ASSET-BACKED SECURITIES 31.3%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		4,620	4,244
ACAS CLO Ltd. 5.084% due 10/18/2028 •		34,430	34,000
Accredited Mortgage Loan Trust
4.649% due 09/25/2036 ~		4,091	4,015
4.789% due 12/25/2035 ~		288	287
5.109% due 09/25/2035 ~		1,326	1,305
Accunia European CLO DAC 2.328% due 07/15/2030 •	EUR	1,873	1,965

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
4.509% due 02/25/2037 •		$3,451	1,468
4.649% due 10/25/2036 ~		5,569	1,969
4.689% due 12/25/2036 ~		3,799	2,080
4.829% due 01/25/2037 ~		4,954	1,246
4.989% due 02/25/2036 •		499	489
5.004% due 12/25/2035 ~		10,017	9,035
5.364% due 11/25/2033 ~		2,419	2,301
5.559% due 02/25/2035 •		9,816	9,414
Aegis Asset-Backed Securities Trust
4.716% due 03/25/2035 ~		4,164	3,964
5.334% due 06/25/2035 •		4,000	2,872
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.219% due 12/25/2034 ~		1,577	1,398
American Money Management Corp. CLO Ltd. 5.542% due 11/10/2030 •		25,400	25,033
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.130% due 06/25/2034 •		488	444
5.304% due 01/25/2035 ~		3,253	3,124
5.409% due 01/25/2036 ~		5,000	4,494
Apex Credit CLO Ltd. 6.346% due 09/20/2029 ~		11,875	11,563
Arbor Realty Commercial Real Estate Notes Ltd. 5.668% due 11/15/2036 •		3,700	3,578
AREIT Trust 6.159% due 11/17/2038 ~		10,000	9,496
Argent Securities Trust
4.689% due 07/25/2036 •		13,562	11,730
4.769% due 03/25/2036 ~		2,621	2,268
Asset-Backed Funding Certificates Trust 5.639% due 06/25/2034 •		1,056	1,016
Asset-Backed Securities Corp. Home Equity Loan Trust
3.199% due 03/25/2036 •		1,546	1,307
3.658% due 12/25/2036 •		9,200	8,020
4.469% due 05/25/2037 ~		334	232
5.349% due 11/25/2033 •		2,559	2,420
Ayresome CDO Ltd. 3.498% due 12/08/2045 •		2,267	574
Bayview Financial Asset Trust 4.839% due 03/25/2037 •		4,032	3,968
Bear Stearns Asset-Backed Securities Trust
4.539% due 11/25/2036 •		1,550	1,484
4.869% due 07/25/2036 ~		3,296	3,255
4.915% due 12/25/2035 •		5,091	4,273
5.244% due 07/25/2034 ~		3,570	3,416
5.589% due 06/25/2036 •		5,925	5,829
6.500% due 09/25/2046		16,186	4,601
Benefit Street Partners CLO Ltd. 5.579% due 10/15/2030 •		17,500	16,951
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		32,620	32,097
Black Diamond CLO DAC
2.316% due 01/20/2032 ~	EUR	2,700	2,826
2.834% due 10/03/2029 •		9	9
Blackrock European CLO DAC 1.998% due 10/15/2031 ~		6,900	7,162
BlueMountain Fuji EUR CLO III DAC
1.050% due 01/15/2031		500	482
2.098% due 01/15/2031 ~		5,697	5,933
BNC Mortgage Loan Trust
4.609% due 03/25/2037 •		$29,581	21,697
4.679% due 05/25/2037 ~		10,000	8,116
BNPP AM Euro CLO DAC 2.028% due 10/15/2031 •	EUR	247	259
Cairn CLO DAC 2.158% due 10/15/2031 ~		5,000	5,239
Carlyle Euro CLO DAC 2.078% due 01/15/2031 ~		6,697	6,995
Carrington Mortgage Loan Trust 4.609% due 10/25/2036 ~		$11,809	9,651
Centex Home Equity Loan Trust 5.349% due 03/25/2035 ~		1,653	1,548
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		4,200	3,999
Citicorp Residential Mortgage Trust 4.730% due 06/25/2037 þ		8,957	6,597
Citigroup Mortgage Loan Trust
4.539% due 12/25/2036 ~		3,041	1,272
4.569% due 01/25/2037 •		2,584	1,926
4.649% due 08/25/2036 •		2,301	2,283
4.649% due 07/25/2045 •		5,710	4,108
4.689% due 10/25/2036 •		6,185	4,043
4.709% due 09/25/2036 •		380	273
5.064% due 10/25/2035 ^•		2,384	2,314
College Avenue Student Loans LLC
4.130% due 12/26/2047		2,038	1,898

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.589% due 12/26/2047 ~		1,484	1,457
6.039% due 11/26/2046 •		2,967	2,907
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	20,248
Commonbond Student Loan Trust 1.980% due 08/25/2050		$6,287	5,360
Conseco Finance Corp. 6.280% due 09/01/2030		643	644
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	4,378
Countrywide Asset-Backed Certificates
5.089% due 07/25/2034 ~		7,338	6,989
5.334% due 02/25/2036 ~		2,735	2,652
5.409% due 10/25/2032 ~		3,357	3,157
Countrywide Asset-Backed Certificates Trust
3.996% due 01/25/2037 •		16,600	15,087
4.529% due 06/25/2037 •		5,516	5,053
4.529% due 07/25/2037 ^•		637	625
4.529% due 06/25/2047 •		1,873	1,717
4.529% due 06/25/2047 ^~		19,315	17,118
4.589% due 09/25/2047 ^•		702	657
4.609% due 09/25/2037 ^•		349	359
4.609% due 09/25/2047 ^•		1,292	1,231
4.639% due 02/25/2036 ~		1,205	1,083
4.649% due 12/25/2036 ^•		928	851
4.649% due 09/25/2046 •		3,100	2,938
4.869% due 03/25/2037 ~		18,719	17,465
4.869% due 10/25/2046 •		8,986	8,617
4.889% due 04/25/2046 ^•		2,267	2,158
4.944% due 07/25/2036 •		14,425	12,860
5.129% due 08/25/2047 •		1,136	1,095
5.189% due 08/25/2047 ~		32	31
5.289% due 10/25/2034 •		421	411
5.289% due 05/25/2036 •		1,465	1,427
5.334% due 11/25/2034 ~		1,573	1,524
5.469% due 01/25/2036 •		9,599	9,497
CPS Auto Receivables Trust 5.000% due 03/17/2025		1,000	997
Credit Suisse Mortgage Capital Trust 5.789% due 11/25/2035 •		2,397	2,411
Credit-Based Asset Servicing & Securitization CBO Ltd.
3.633% due 12/15/2034 ~		15,662	1,186
4.914% due 02/16/2041 ~		248,640	4,942
Credit-Based Asset Servicing & Securitization LLC
2.801% due 05/25/2036 •		6,805	4,477
4.164% due 07/25/2037 ~		106	71
Credit-Based Asset Servicing & Securitization Trust 4.509% due 11/25/2036 •		2,003	955
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 ^þ		61	11
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	7,500	7,797
2.112% due 07/21/2030 ~		660	692
CWHEQ Revolving Home Equity Loan Trust 4.498% due 05/15/2036 •		$1,544	1,499
Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	4,937
2.038% due 04/15/2033 •		6,500	6,751
DT Auto Owner Trust 3.850% due 08/17/2026		$2,470	2,427
ECMC Group Student Loan Trust 5.389% due 07/25/2069 •		5,902	5,777
Ellington Loan Acquisition Trust
5.439% due 05/25/2037 •		1,978	1,878
5.489% due 05/25/2037 •		4,497	4,321
5.889% due 05/25/2037 •		6,450	6,040
EMC Mortgage Loan Trust 5.489% due 08/25/2040 •		487	462
Encore Credit Receivables Trust 5.424% due 10/25/2035 ~		3,552	3,003
Equifirst Loan Securitization Trust 4.579% due 04/25/2037 •		9,561	8,153
Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,466
2.122% due 04/24/2034 ~		4,300	4,464
2.902% due 04/24/2034 •		2,200	2,175
Exeter Automobile Receivables Trust 4.680% due 05/15/2026		$8,180	8,005
First Franklin Mortgage Loan Trust
4.499% due 12/25/2037 ~		1,418	1,320
4.549% due 11/25/2036 ~		1,467	1,434
4.709% due 04/25/2036 •		3,016	2,914
4.959% due 02/25/2036 ~		5,500	5,029
5.139% due 12/25/2035 •		9,610	9,083
6.039% due 01/25/2035 •		5,671	5,302

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Flagship Credit Auto Trust
5.280% due 12/15/2025		5,500	5,387
5.510% due 11/17/2025		9,350	9,326
Foursight Capital Automobile Receivables Trust 4.620% due 06/15/2027		2,500	2,443
Fremont Home Loan Trust
4.529% due 01/25/2037 •		17,587	8,812
4.709% due 05/25/2036 •		16,179	9,448
4.709% due 08/25/2036 ~		21,911	7,598
5.319% due 04/25/2035 •		7,267	6,866
Galaxy CLO Ltd. 5.049% due 10/15/2030 •		15,100	14,768
Gallatin CLO Ltd. 5.328% due 01/21/2028 •		1,355	1,344
GE-WMC Mortgage Securities Trust 4.689% due 08/25/2036 •		13,293	5,975
Goodgreen Trust 3.930% due 10/15/2053 ~		5,806	5,350
GPMT Ltd.
5.939% due 07/16/2035 ~		15,000	14,571
6.289% due 07/16/2035 •		5,000	4,823
6.739% due 07/16/2035 ~		10,000	9,661
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •		9,479	9,335
GSAA Home Equity Trust
4.849% due 04/25/2047 •		6,124	3,115
4.989% due 05/25/2047 •		318	214
6.000% due 10/25/2037 ^		269	235
6.264% due 02/25/2035 ~		900	858
GSAMP Trust
4.509% due 12/25/2036 •		804	402
4.529% due 12/25/2036 ~		5,682	3,080
4.539% due 08/25/2036 •		11,097	8,903
5.274% due 07/25/2045 ~		4,400	4,064
Harley Marine Financing LLC 6.682% due 05/15/2043 «þ		12,683	11,637
Harvest CLO DAC 2.136% due 10/20/2031 •	EUR	7,500	7,797
Harvest SBA Loan Trust 6.266% due 08/25/2044 ~		$3,370	3,372
Hildene TruPS Securitization Ltd. 5.269% due 10/10/2038 •		17,296	17,201
Home Equity Asset Trust
4.859% due 01/25/2036 •		15,282	14,394
5.364% due 12/25/2034 ~		962	946
Home Equity Mortgage Loan Asset-Backed Trust
4.629% due 04/25/2037 ~		6,194	4,097
4.869% due 08/25/2036 ~		7,500	6,367
HSI Asset Securitization Corp. Trust
4.539% due 12/25/2036 •		4,680	4,159
4.579% due 01/25/2037 ~		2,396	1,719
4.589% due 07/25/2036 ~		7,043	3,234
5.169% due 11/25/2035 ~		883	787
IndyMac INDB Mortgage Loan Trust 4.529% due 07/25/2036 •		11,234	3,511
Invitation Homes Trust 5.439% due 01/17/2038 ~		39,368	39,122
JP Morgan Mortgage Acquisition Corp. 4.899% due 02/25/2036 ^~		4,564	4,435
JP Morgan Mortgage Acquisition Trust
4.072% due 11/25/2036 •		4,000	3,966
4.599% due 10/25/2036 ~		1,074	1,055
Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,518
1.978% due 04/15/2030 ~		1,900	1,990
1.988% due 04/15/2030 •		5,300	5,546
2.028% due 04/15/2031 •		4,600	4,786
KKR CLO Ltd.
5.479% due 04/15/2031 •		$11,700	11,182
5.794% due 07/18/2030 ~		19,500	18,944
Laurelin DAC 1.800% due 10/20/2031	EUR	10,500	9,417
LCCM Trust 5.768% due 11/15/2038 ~		$26,200	25,171
Lehman XS Trust
4.629% due 02/25/2037 ~		5,850	5,585
4.709% due 02/25/2037 ~		2,173	2,072
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		5,550	5,422
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		6,225	6,115
LoanCore Issuer Ltd. 5.172% due 07/15/2035 ~		8,900	8,568
Long Beach Mortgage Loan Trust
4.679% due 07/25/2036 ~		9,661	6,986
4.689% due 05/25/2036 ~		1,338	779

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.709% due 09/25/2036 ~		21,133	6,069
4.709% due 10/25/2036 •		19,333	6,182
5.094% due 11/25/2035 •		8,231	7,594
5.184% due 06/25/2034 •		48	46
5.664% due 02/25/2035 •		1,481	1,450
Man GLG Euro CLO DAC 2.248% due 01/15/2030 •	EUR	857	897
MAPS Ltd. 4.212% due 05/15/2043		$4,783	4,276
Marathon CLO Ltd. 5.229% due 04/15/2029 •		8,195	8,144
MASTR Asset-Backed Securities Trust
4.559% due 10/25/2036 •		63	63
4.619% due 01/25/2037 ~		10,675	3,089
4.629% due 10/25/2036 •		8,703	7,747
4.689% due 06/25/2036 •		9,888	3,932
4.709% due 10/25/2036 ~		2,214	1,168
4.749% due 02/25/2036 ~		5,050	2,042
4.969% due 12/25/2035 •		417	415
5.139% due 10/25/2035 ^~		4,839	4,470
5.169% due 02/25/2034 ~		151	143
Merrill Lynch Mortgage Investors Trust
4.534% due 08/25/2037 •		7,813	6,836
4.609% due 08/25/2037 •		461	245
4.669% due 04/25/2047 •		4,492	2,003
4.689% due 08/25/2037 •		24,925	13,259
4.769% due 04/25/2047 •		4,857	2,165
4.909% due 06/25/2035 ~		41	41
5.109% due 06/25/2035 ~		303	298
MF1 Ltd. 6.089% due 10/16/2036 •		10,000	9,547
MF1 Multifamily Housing Mortgage Loan Trust 5.650% due 07/15/2036 •		20,000	19,389
MFA Trust 2.363% due 03/25/2060 þ		4,405	4,155
Morgan Stanley ABS Capital, Inc. Trust
3.549% due 01/25/2035 ~		8,759	8,178
4.449% due 05/25/2037 •		4,170	2,933
4.489% due 10/25/2036 •		6,892	3,306
4.599% due 01/25/2037 ~		4,073	2,019
4.849% due 09/25/2036 •		5,177	2,344
5.274% due 11/25/2034 ~		1,953	1,821
5.319% due 07/25/2034 ~		85	80
5.439% due 04/25/2035 •		200	185
6.289% due 02/25/2047 •		2,665	2,321
Morgan Stanley IXIS Real Estate Capital Trust
4.459% due 11/25/2036 •		9,737	3,402
4.539% due 11/25/2036 ~		12,683	4,434
4.689% due 07/25/2036 •		16,846	7,275
Morgan Stanley Mortgage Loan Trust
4.869% due 04/25/2037 •		1,504	449
6.226% due 10/25/2036 ^þ		2,416	746
Mountain View CLO LLC 5.169% due 10/16/2029 •		12,611	12,477
Mountain View CLO Ltd. 4.761% due 10/13/2027 •		1,770	1,772
Nassau Ltd. 5.229% due 10/15/2029 •		15,079	14,888
Navient Private Education Refi Loan Trust 1.690% due 05/15/2069		7,828	7,042
Navient Student Loan Trust 5.189% due 07/26/2066 ~		11,430	11,146
New Century Home Equity Loan Trust 5.334% due 06/25/2035 •		4,946	4,845
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.004% due 02/25/2036 •		119	119
NovaStar Mortgage Funding Trust 6.489% due 12/25/2034 ~		120	111
Option One Mortgage Loan Trust
4.519% due 07/25/2037 •		2,404	1,362
4.569% due 04/25/2037 ~		171	101
5.124% due 05/25/2035 •		3,000	2,777
Option One Mortgage Loan Trust Asset-Backed Certificates 5.079% due 11/25/2035 •		8,497	8,077
Oxford Finance Funding LLC 3.602% due 02/15/2030		15,000	13,687
OZLM Ltd.
5.943% due 10/20/2031 ~		4,885	4,716
5.943% due 07/20/2032 ~		9,750	9,349
Palisades CDO Ltd. 4.975% due 07/22/2039 •		1,996	1,990
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.514% due 10/25/2034 •		17,065	16,538
6.264% due 09/25/2034 ~		245	239
6.489% due 09/25/2034 ~		9,136	7,541

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

People's Choice Home Loan Securities Trust 5.274% due 06/25/2034 •		3,804	3,629
Popular ABS Mortgage Pass-Through Trust 4.884% due 07/25/2036 •		5,576	5,203
PRET LLC
1.744% due 07/25/2051 þ		9,854	8,945
1.868% due 07/25/2051 þ		11,246	9,982
1.992% due 02/25/2061 þ		11,821	10,713
2.487% due 07/25/2051 þ		18,703	17,368
2.487% due 10/25/2051 ~		3,731	3,282
5.240% due 04/25/2052 þ		34,209	33,032
5.927% due 06/25/2052 þ		44,590	43,123
RAAC Trust
4.989% due 06/25/2044 ~		27	22
5.089% due 03/25/2034 •		57	55
5.889% due 09/25/2047 ~		4,751	4,553
Ready Capital Mortgage Financing LLC
5.689% due 04/25/2038 •		5,000	4,737
6.139% due 04/25/2038 •		10,000	9,718
6.639% due 04/25/2038 •		5,000	4,788
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,077	3,061
5.608% due 05/25/2036 þ		6,740	3,147
5.746% due 05/25/2036 þ		2,143	1,024
6.011% due 05/25/2036 þ		3,104	1,548
6.166% due 05/25/2036 þ		3,388	1,731
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		26,300	23,155
4.320% due 09/25/2030		10,244	9,902
Residential Asset Mortgage Products Trust
5.069% due 12/25/2035 •		7,439	6,465
5.639% due 10/25/2034 •		9,810	8,563
Residential Asset Securities Corp. Trust
4.849% due 06/25/2036 ~		9,043	8,623
5.394% due 05/25/2035 •		3,794	3,657
5.424% due 08/25/2035 •		11,600	10,779
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		13,706	10,650
Saranac CLO Ltd. 6.353% due 06/22/2030 ~		8,917	8,792
Saxon Asset Securities Trust
1.624% due 11/25/2035 •		4,740	4,490
4.699% due 09/25/2037 •		1,403	1,320
Sculptor CLO Ltd. 5.349% due 01/15/2031 •		16,200	15,902
Securitized Asset-Backed Receivables LLC Trust
4.509% due 09/25/2036 ~		2,753	1,913
4.569% due 07/25/2036 ~		3,225	1,148
4.709% due 09/25/2036 ~		24,049	16,716
4.869% due 09/25/2036 ~		4,399	3,057
5.004% due 01/25/2035 •		9,352	8,603
SLM Student Loan Trust
2.093% due 07/25/2039 ~	EUR	655	672
2.596% due 12/15/2033 ~		833	851
4.958% due 10/25/2029 •		$773	767
4.958% due 10/25/2029 ~		1,011	1,004
SMB Private Education Loan Trust
4.550% due 02/16/2055		27,320	25,054
4.950% due 02/16/2055		11,680	10,586
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		437	429
2.650% due 09/25/2040		249	238
Sound Point CLO Ltd.
5.338% due 07/25/2030 •		10,000	9,850
6.043% due 07/20/2032 ~		9,250	8,915
Soundview Home Loan Trust
4.499% due 01/25/2037 •		2,623	1,901
4.559% due 07/25/2037 ~		283	239
4.949% due 05/25/2036 ~		14,796	14,143
5.379% due 06/25/2035 ~		4,070	3,856
Specialty Underwriting & Residential Finance Trust
4.689% due 09/25/2037 •		1,000	698
4.739% due 03/25/2037 •		300	181
Start Ltd. 4.089% due 03/15/2044		3,533	3,019
Starwood Commercial Mortgage Trust
5.520% due 07/15/2038 •		16,727	16,394
6.126% due 04/18/2038 •		5,000	4,720
6.426% due 04/18/2038 ~		7,825	7,357
Store Master Funding LLC 4.290% due 10/20/2048		4,123	3,811
Structured Asset Investment Loan Trust
4.561% due 07/25/2036 ~		1,483	880
4.989% due 04/25/2036 •		37,263	20,375
5.189% due 04/25/2034 •		3,472	3,326

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
4.524% due 07/25/2036 •	215	212
4.524% due 02/25/2037 •	13,206	12,421
4.709% due 12/25/2036 ~	22,316	20,439
4.809% due 02/25/2037 •	6,095	5,877
Symphony CLO Ltd. 4.961% due 07/14/2026 ~	834	835
Taberna Preferred Funding Ltd.
4.872% due 05/05/2038 ~	1,989	1,895
4.892% due 12/05/2036 •	29,930	26,413
4.962% due 11/05/2035 •	1,822	1,676
TCI-Symphony CLO Ltd. 5.491% due 10/13/2032 •	18,530	17,721
Terwin Mortgage Trust 4.889% due 05/25/2038 ~	5,350	2,702
THL Credit Wind River CLO Ltd. 5.729% due 04/15/2031 ~	13,250	12,605
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ	16,350	12,423
Toro ABS CDO Ltd. 4.782% due 02/07/2042 ~	262,587	4,016
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	994	975
Tralee CLO Ltd. 6.208% due 10/25/2032 •	3,425	3,240
Tropic CDO Ltd.
4.399% due 07/15/2036 ~	9,123	8,671
4.829% due 04/15/2034 •	82	82
U.S. Capital Funding Ltd. 4.189% due 10/10/2040 •	685	634
Upstart Pass-Through Trust Series 4.300% due 05/20/2030	3,067	2,942
Upstart Securitization Trust 4.480% due 03/20/2032	15,000	13,501
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	3,965	3,798
Venture CLO Ltd.
4.959% due 04/15/2027 ~	3,608	3,603
5.139% due 07/15/2031 ~	5,700	5,620
5.596% due 09/07/2030 •	20,000	19,636
6.165% due 07/30/2032 ~	14,200	13,347
Vibrant CLO Ltd.
5.943% due 07/20/2032 •	12,125	11,552
5.993% due 07/20/2032 •	23,200	22,122
VMC Finance LLC
5.789% due 06/16/2036 •	6,000	5,628
6.139% due 06/16/2036 •	7,000	6,565
6.589% due 06/16/2036 ~	3,000	2,769
Voya CLO Ltd. 5.529% due 10/15/2030 •	4,000	3,821
Wells Fargo Home Equity Asset-Backed Securities Trust 6.489% due 11/25/2035 •	12,824	12,235
Westlake Automobile Receivables Trust 3.340% due 06/15/2026	5,000	4,795

Total Asset-Backed Securities (Cost $2,162,367)		1,972,256

SHORT-TERM INSTRUMENTS 0.6%
U.S. TREASURY BILLS 0.6%
4.104% due 01/31/2023 - 03/23/2023 (d)(e)(l)	38,302	38,075

Total Short-Term Instruments (Cost $38,082)		38,075

Total Investments in Securities (Cost $14,413,730)		13,299,352

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	10,855,374	105,471

Total Short-Term Instruments (Cost $105,461)		105,471

Total Investments in Affiliates (Cost $105,461)		105,471

Total Investments 212.8% (Cost $14,519,191)		$13,404,823
Financial Derivative Instruments (i)(k) 0.9%(Cost or Premiums, net $137,567)		57,755
Other Assets and Liabilities, net (113.7)%		(7,161,991)

Net Assets 100.0%		$6,300,587

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Security is not accruing income as of the date of this report.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Principal amount of security is adjusted for inflation.
(g)					RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Seasoned Credit Risk Transfer Trust	4.000%	07/25/2056	05/03/2022 - 05/10/2022	$6,245	$6,175	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BOS	4.540%	12/21/2022	01/12/2023	$(16,131)		$(16,158)
CIB	4.460	12/13/2022	01/12/2023	(568,043)		(569,521)
	4.470	12/20/2022	01/12/2023	(43,249)		(43,324)
DEU	4.450	12/21/2022	01/04/2023	(22,107)		(22,142)
FAR	4.200	11/14/2022	01/12/2023	(430,487)		(432,998)
IND	4.180	10/06/2022	01/06/2023	(199,898)		(201,964)

Total Reverse Repurchase Agreements						$(1,286,107)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions(2)

NOM	4.380%	12/30/2022	01/05/2023	$(3,140)		$(3,142)

Total Sale-Buyback Transactions						$(3,142)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (69.2)%
Fannie Mae, TBA		1.500%	01/17/2038	$9,500	$(8,359)	$(8,226)
Fannie Mae, TBA		4.000	01/17/2038	64,100	(62,722)	(62,495)
Ginnie Mae, TBA		2.000	01/01/2053	100,200	(85,594)	(83,998)
Ginnie Mae, TBA		2.000	02/01/2053	11,100	(9,438)	(9,314)
Ginnie Mae, TBA		2.500	01/01/2053	32,600	(28,592)	(28,259)
Ginnie Mae, TBA		2.500	02/01/2053	47,900	(41,493)	(41,562)
Ginnie Mae, TBA		4.000	01/01/2053	96,400	(91,931)	(91,234)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2038	140,950	(126,855)	(125,381)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2053	938,687	(764,264)	(764,025)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2053	692,263	(565,416)	(564,048)
Uniform Mortgage-Backed Security, TBA		2.500	01/01/2053	112,000	(95,005)	(94,862)
Uniform Mortgage-Backed Security, TBA		2.500	02/01/2053	68,835	(58,617)	(58,364)
Uniform Mortgage-Backed Security, TBA		3.000	01/01/2038	32,925	(31,133)	(30,841)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA	3.000	01/01/2053	1,109,120	(992,135)	(973,628)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2053	1,097,570	(978,397)	(964,346)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2053	137,812	(127,306)	(125,218)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2053	342,600	(327,795)	(321,349)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2053	10,250	(10,375)	(10,273)
Uniform Mortgage-Backed Security, TBA	6.000	01/01/2053	600	(611)	(609)

Total Short Sales (69.2)%	$(4,406,038)	$(4,358,032)

(h)	Securities with an aggregate market value of $1,352,034 and cash of $2,570 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,667,854) at a weighted average interest rate of 2.029%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	3,597	$8,993	$(3,282)	$(12,804)

Total Written Options	$(3,282)	$(12,804)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	6,440	$1,530,144	$(12,521)	$0	$(563)
3-Month SOFR Active Contract June Futures	09/2024	2,554	614,429	(1,440)	0	(64)
3-Month SOFR Active Contract March Futures	06/2023	10,753	2,556,123	(1,618)	0	(672)
30-Day Fed Fund April Futures April Futures	04/2023	394	156,201	230	0	(33)
U.S. Treasury 5-Year Note March Futures	03/2023	100	10,793	(5)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2023	5,414	607,975	(4,545)	0	(761)

$(19,899)	$0	$(2,102)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	3,578	$(853,979)	$1,662	$402	$0
3-Month SOFR Active Contract September Futures	12/2023	13,615	(3,239,859)	33,473	1,532	0
3-Month SOFR Active Contract September Futures	12/2024	2,554	(616,153)	1,305	0	(96)
30-Day Fed Fund June Futures June Futures	06/2023	394	(156,020)	(66)	57	0
90-Day Eurodollar March Futures	03/2023	1,578	(374,479)	18,389	99	0
U.S. Treasury 5-Year Note March Futures	03/2023	101	(10,901)	5	0	0
U.S. Treasury 10-Year Note March Futures	03/2023	640	(71,870)	194	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	101	(13,566)	(31)	50	0

$54,931	$2,140	$(96)

Total Futures Contracts	$35,032	$2,140	$(2,198)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,614,600	$188	$46,392	$46,580	$1,291	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200	Annual	04/29/2023	338,200	15	10,181	10,196	184	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	2.560	Annual	03/29/2024	709,700	0	15,810	15,810	357	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	522,200	(20,969)	(4,033)	(25,002)	0	(434)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.705	Annual	06/16/2024		3,080	13	77	90	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		2,757,400	(95,575)	(80,652)	(176,227)	0	(2,566)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		534,900	36,638	5,808	42,446	788	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		596,097	809	(78,402)	(77,593)	0	(1,055)
Pay	1-Day USD-SOFR Compounded-OIS	2.571	Annual	04/30/2029		455,500	0	(28,991)	(28,991)	0	(818)
Pay	1-Day USD-SOFR Compounded-OIS	2.574	Annual	04/30/2029		410,000	0	(26,008)	(26,008)	0	(736)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		108,300	3,862	13,576	17,438	209	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		149,300	(7,904)	(9,146)	(17,050)	0	(281)
Receive	1-Day USD-SOFR Compounded-OIS	3.205	Annual	11/09/2029		5,200	43	97	140	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.217	Annual	11/09/2029		5,600	46	101	147	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.218	Annual	11/09/2029		5,200	43	93	136	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		163,000	13,125	3,203	16,328	323	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,417,200	130,203	78,486	208,689	0	(771)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		745,900	81,614	15,943	97,557	2,144	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		1,756,900	(580)	80,007	79,427	1,452	0
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	03/30/2024		10,400	3	586	589	9	0
Receive	3-Month USD-LIBOR	1.990	Semi-Annual	11/30/2024		431,200	0	22,929	22,929	542	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		961,800	(786)	74,326	73,540	1,340	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025		905,300	883	59,785	60,668	1,328	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025		905,300	1,032	66,083	67,115	1,245	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025		905,300	1,068	64,586	65,654	1,221	0
Receive	3-Month USD-LIBOR	0.830	Semi-Annual	10/22/2026		68,600	0	8,443	8,443	98	0
Pay	3-Month USD-LIBOR	1.080	Semi-Annual	10/22/2026		342,900	(787)	(38,264)	(39,051)	0	(485)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		290,800	(3,276)	34,326	31,050	484	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,400	40	(552)	(512)	0	(13)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		351,240	(18,424)	(41,958)	(60,382)	0	(695)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		458,200	(6,869)	67,036	60,167	971	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		594,200	6,864	(84,933)	(78,069)	0	(1,251)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		3,550	(233)	(539)	(772)	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		125,500	(1,627)	21,740	20,113	240	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	1,057	1,147	19	0
Receive(2)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		18,300	1,866	577	2,443	96	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	849	960	16	0

Total Swap Agreements							$121,526	$298,619	$420,145	$14,402	$(9,112)

(j)

Securities with an aggregate market value of $66,218 and cash of $40,815 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin asset of $99 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		02/2023		CAD	45,507			$34,278	$659		$0
BPS		01/2023			$1,406		EUR	1,319	7		0
JPM		01/2023		GBP	122,700			$148,163	0		(198)
MBC		01/2023		EUR	98,420			103,155	0		(2,244)
		01/2023			$1,424		GBP	1,168	0		(12)

Total Forward Foreign Currency Contracts									$666		$(2,454)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	5.500%	09/18/2023	512,800	$1,149	$524
	Call - OTC 7-Year Interest Rate Swap			3-Month USD-LIBOR		Pay	3.228	02/06/2023	46,400	492	120

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.530	02/06/2023	75,000	637	951
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	06/08/2023	18,700	72	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280	06/29/2023	107,720	5,731	23,582
BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	47,800	361	768
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	39,300	795	645
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	117,000	2,366	3,091
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	267,500	1,792	9,978
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	39,400	813	647
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	119,000	2,404	3,143
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	2,213
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.034	02/28/2023	199,000	1,254	8,774
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	03/01/2023	63,700	395	2,988
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.933	03/01/2023	199,000	1,254	9,137
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	91,900	666	3,443
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/20/2024	211,000	1,834	7,958
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	25,300	534	743
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	25,100	597	939
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	02/06/2023	7,300	79	12
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.518	02/06/2023	246,500	2,132	3,227
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.533	02/06/2023	67,900	577	855
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	48,800	361	785
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.720	03/06/2023	4,900	56	58
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	264,500	1,891	9,893
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	122,500	992	4,651
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	122,500	894	4,665
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	494,800	1,089	506
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.123	02/06/2023	47,000	531	78
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.655	12/12/2023	210,600	4,591	2,832
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.405	12/12/2023	210,600	4,591	6,328
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/26/2023	15,700	469	310
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/12/2024	46,100	410	1,730
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.635	03/06/2023	24,500	192	303
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.998	03/07/2023	191,800	1,389	8,533
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.203	02/06/2023	58,600	627	136
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.515	02/06/2023	62,400	529	824
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	01/06/2023	46,300	461	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	24,300	486	790
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	27,700	677	1,198
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	27,700	615	1,091
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	25,700	754	1,173
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.260	03/10/2023	33,200	242	1,306

Total Purchased Options							$49,115	$130,940

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	256,400	$(451)	$(180)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	256,400	(384)	(121)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	527,820	(5,731)	(41,394)
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.534	02/28/2023	199,000	(1,154)	0
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.380	03/01/2023	63,700	(366)	0
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.433	03/01/2023	199,000	(1,164)	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	140,400	(534)	(1,690)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	139,000	(595)	(1,662)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	247,400	(435)	(174)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	247,400	(356)	(117)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	03/07/2023	191,800	(1,304)	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	134,400	(484)	(1,607)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	306,400	(1,287)	(2,628)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	143,300	(762)	(1,230)
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	03/10/2023	33,200	(229)	0

$(15,236)	$(50,803)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	$94.031	01/05/2023	35,000	$(200)	$(173)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.906	01/05/2023	100,000	(406)	(1,104)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	95.219	01/05/2023	125,500	(784)	(1,726)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	96.906	01/05/2023	100,000	(375)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2053	94.906	02/06/2023	104,000	(536)	(722)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.813	02/06/2023	2,500	(17)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.977	02/06/2023	111,000	(728)	(766)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	1,800	(12)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	2,500	(15)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	1,800	(11)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.438	02/06/2023	104,000	(585)	(115)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	7,000	(60)	(108)
Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	7,000	(60)	(113)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	7,000	(51)	(18)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	7,000	(51)	(16)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	24,600	(208)	(336)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	24,600	(177)	(81)
Put - OTC Fannie Mae 5.500% due 03/01/2053	99.766	03/06/2023	52,000	(358)	(519)
Put - OTC Fannie Mae 5.500% due 03/01/2053	99.781	03/06/2023	53,000	(364)	(532)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 03/01/2053	95.250	03/06/2023	74,250	(835)	(1,663)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2053	90.594	01/05/2023	11,100	(92)	(303)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	93.797	01/05/2023	88,100	(502)	(334)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.031	01/05/2023	80,000	(453)	(396)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	95.266	01/05/2023	80,000	(288)	(34)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053	97.578	03/06/2023	3,700	(29)	(35)
Call - OTC Fannie Mae 5.000% due 03/01/2053	99.578	03/06/2023	3,700	(27)	(27)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	96.031	01/05/2023	114,000	(606)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2053	98.563	02/06/2023	69,500	(516)	(633)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	10,500	(74)	(64)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.938	02/06/2023	75,000	(486)	(506)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	94,300	(621)	(659)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.063	02/06/2023	206,000	(1,352)	(1,492)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	10,500	(61)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	205,800	(1,175)	(365)

$(12,115)	$(12,909)

Total Written Options	$(27,351)	$(63,712)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$1,778	$(613)	$474	$0	$(139)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,347	(1,117)	1,074	0	(43)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	275	(75)	72	0	(3)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,752	(636)	609	0	(27)

Total Swap Agreements	$(2,441)	$2,229	$0	$(212)

(l)

Securities with an aggregate market value of $27,808 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$919	$0	$919
Corporate Bonds & Notes
Banking & Finance	0	7,447	0	7,447
Industrials	0	3,227	0	3,227
Utilities	0	11,018	0	11,018
U.S. Government Agencies	0	8,373,735	0	8,373,735
U.S. Treasury Obligations	0	152,538	0	152,538
Non-Agency Mortgage-Backed Securities	0	2,692,165	47,972	2,740,137
Asset-Backed Securities	0	1,960,619	11,637	1,972,256
Short-Term Instruments
U.S. Treasury Bills	0	38,075	0	38,075

$0	$13,239,743	$59,609	$13,299,352
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$105,471	$0	$0	$105,471

Total Investments	$105,471	$13,239,743	$59,609	$13,404,823

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,358,032)	$0	$(4,358,032)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16,542	0	16,542

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Over the counter	0	131,606	0	131,606

	$0	$148,148	$0	$148,148
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(24,114)	0	(24,114)
Over the counter	0	(66,378)	0	(66,378)

	$0	$(90,492)	$0	$(90,492)

Total Financial Derivative Instruments	$0	$57,656	$0	$57,656

Totals	$105,471	$8,939,367	$59,609	$9,104,447

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 197.7% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Preferred Term Securities Ltd. 5.613% (US0003M + 0.860%) due 07/03/2033 ~	$260	$243

Total Corporate Bonds & Notes (Cost $212)		243

U.S. GOVERNMENT AGENCIES 161.7%
Fannie Mae
0.012% due 07/25/2044 ~(a)	71	2
0.023% due 10/25/2046 ~(a)	19	1
0.036% due 09/25/2045 ~(a)	59	2
0.060% due 08/25/2044 ~(a)	41	2
0.091% due 03/25/2045 ~(a)	131	6
0.101% due 08/25/2055 ~(a)	66	2
0.118% due 01/25/2045 ~(a)	47	2
0.126% due 07/25/2045 ~(a)	232	10
0.200% due 02/25/2043 ~(a)	140	1
0.310% due 04/25/2055 ~(a)	110	4
0.318% due 07/25/2043 •	328	232
0.340% due 07/25/2044 ~(a)	60	3
0.348% due 04/25/2043 ~	111	91
0.348% due 06/25/2043 •	249	180
0.396% due 08/25/2054 ~(a)	95	4
0.453% due 07/25/2052 ~(a)	67	2
0.542% due 10/25/2045 •	73	42
1.175% due 02/01/2036 •	101	98
1.211% due 06/25/2044 •(a)	262	20
1.611% due 11/25/2049 •(a)	81	11
1.641% due 01/01/2035 •	10	10
1.795% due 12/01/2034 •	3	3
1.805% due 03/01/2035 •	3	3
1.927% due 02/01/2035 •	17	17
1.960% due 02/01/2035 •	10	10
2.000% due 08/25/2042	592	496
2.061% due 02/01/2035 •	7	7
2.078% due 03/01/2035 •	6	6
2.196% due 11/25/2035 ~(a)	532	37
2.221% due 02/01/2035 •	4	4
2.241% due 01/25/2031 ~(a)	1,719	165
2.273% due 02/01/2042 •	33	33
2.293% due 02/01/2035 •	6	6
2.425% due 04/01/2035 •	13	13
2.500% due 07/01/2046 - 12/01/2046	231	196
2.640% due 09/01/2041 •	60	60
2.743% due 07/01/2035 •	6	6
2.761% due 04/01/2033 •	14	14
2.835% due 03/01/2035 •	2	2
2.889% due 08/01/2042 - 10/01/2044 •	322	308
2.944% due 07/25/2039	148	132
3.000% due 07/25/2045 - 02/01/2057	1,316	1,058
3.000% due 04/25/2046 (a)	119	15
3.064% due 05/01/2035 •	22	22
3.145% due 08/25/2050 •	176	165
3.193% due 05/01/2035 •	29	29
3.257% due 05/25/2035 ~	36	36
3.265% due 03/01/2032 •	4	4
3.389% due 11/01/2035 •	11	11
3.425% due 11/01/2048 •	192	191
3.448% due 07/01/2035 •	13	14
3.462% due 05/01/2038 •	234	237
3.480% due 10/01/2035 •	3	3
3.500% due 03/25/2044 - 01/01/2057	1,926	1,740
3.500% due 04/25/2046 (a)	38	3
3.506% due 01/01/2036 •	79	80
3.529% due 01/01/2035 •	15	15
3.575% due 02/01/2026	500	483
3.644% due 12/25/2036 ~	380	373
3.647% due 01/01/2035 •	9	9
3.675% due 09/01/2034 •	23	22
3.682% due 11/01/2034 •	3	3
3.685% due 02/01/2035 •	4	4

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

3.712% due 01/01/2035 •	7	7
3.720% due 10/01/2035 •	13	13
3.755% due 10/01/2032 •	91	89
3.830% due 10/01/2037 •	325	333
3.928% due 07/01/2035 •	19	20
3.985% due 08/01/2027 •	17	17
3.987% due 09/01/2035 •	11	11
4.000% due 06/01/2033 - 11/25/2045	830	740
4.030% due 11/01/2035 •	8	7
4.108% due 01/01/2035 •	31	31
4.260% due 10/01/2028 •	2	2
4.456% due 05/01/2035 •	4	5
4.500% due 09/01/2033 - 04/01/2059	1,678	1,625
4.509% due 06/25/2033 •	10	10
4.509% due 03/25/2034 ~	39	38
4.513% due 05/01/2035 •	35	35
4.519% due 06/25/2032 •	47	46
4.539% due 08/25/2034 •	4	4
4.559% due 11/25/2032 ~	17	17
4.689% due 12/25/2048 ~	408	399
4.789% due 03/25/2049 ~	284	277
4.839% due 05/25/2023 •	2	2
4.839% due 07/25/2036 ~	223	221
4.889% due 03/25/2032 - 11/25/2059 •	1,233	1,200
5.039% due 02/25/2024 ~	6	6
5.049% due 04/25/2037 ~	300	303
5.389% due 04/25/2032 •	32	32
6.500% due 09/25/2023 - 01/25/2032	17	17
6.500% due 04/25/2038 (a)	14	4
8.000% due 07/25/2034	259	282
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	1,025	715
0.029% due 10/15/2041 ~(a)	34	1
0.073% due 11/15/2038 ~(a)	49	2
0.121% due 08/15/2041 ~(a)	15	1
0.180% due 06/15/2038 ~(a)	39	2
0.188% due 10/15/2037 ~(a)	9	0
0.197% due 02/15/2038 ~(a)	33	1
0.200% due 11/15/2036 ~(a)	51	3
0.439% due 08/15/2036 ~(a)	28	1
0.440% due 11/15/2040 •	121	86
0.487% due 10/15/2037 ~(a)	18	1
0.573% due 05/15/2037 ~(a)	15	1
0.575% due 03/15/2037 ~(a)	18	1
0.929% due 05/15/2041 ~	199	172
1.280% due 05/15/2035 •	117	103
1.882% due 01/15/2043 •(a)	1,020	99
1.991% due 02/01/2035 •	1	1
1.996% due 01/01/2035 •	6	6
2.439% due 03/01/2035 •	2	2
2.497% due 02/01/2035 •	1	1
2.500% due 01/15/2045 - 09/01/2046	369	321
2.592% due 02/01/2035 •	4	4
2.889% due 02/25/2045 •	83	83
3.000% due 06/15/2037 - 12/25/2046	3,127	2,510
3.000% due 03/01/2045 (f)	712	642
3.063% due 04/01/2035 •	8	8
3.098% due 10/01/2039 •	216	217
3.105% due 04/01/2035 •	14	14
3.106% due 08/15/2040 ~	1,010	982
3.230% due 02/01/2028 •	7	7
3.258% due 10/15/2040 ~	1,003	976
3.430% due 08/01/2036 •	9	9
3.500% due 01/15/2043 - 08/15/2045 (a)	420	68
3.500% due 10/15/2044 - 12/01/2048	1,168	1,010
3.504% due 06/01/2035 •	12	12
3.520% due 09/01/2035 •	58	57
3.552% due 05/01/2032 •	6	6
3.604% due 10/15/2037 ~	79	78
3.773% due 04/15/2038 •	320	321
3.848% due 01/01/2034 •	3	3
4.000% due 03/15/2042 - 05/15/2048	2,412	2,090
4.000% due 09/15/2045 - 04/15/2046 (a)	1,033	174
4.009% due 11/01/2036 •	83	84
4.266% due 09/01/2034 •	119	121
4.339% due 11/01/2031 •	6	5
4.500% due 04/01/2039 - 04/01/2044	327	324
4.568% due 05/15/2035 •	18	18
4.768% due 12/15/2031 •	25	25
4.818% due 09/15/2030 •	3	3
4.818% due 06/15/2042 ~	195	190
5.000% due 09/01/2033 - 03/01/2049	1,314	1,331
5.500% due 11/01/2030 - 09/01/2039	830	850
5.500% due 10/15/2035 (a)	80	13
6.000% due 02/01/2024 - 05/01/2040	518	539
6.500% due 12/15/2023 - 03/15/2029	173	179

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

7.000% due 05/15/2037	497	536
8.000% due 06/15/2026	1	1
Ginnie Mae
0.000% due 12/20/2036 (b)(d)	116	103
0.011% due 06/20/2042 ~(a)	68	1
0.059% due 06/20/2043 ~(a)	67	2
0.088% due 12/20/2045 ~(a)	78	2
0.152% due 06/20/2042 ~(a)	74	2
0.196% due 11/20/2045 ~(a)	85	2
0.447% due 09/20/2045 ~(a)	94	2
0.542% due 09/20/2045 •	138	84
1.394% due 08/20/2045 ~	85	63
2.000% due 03/20/2043	65	54
2.625% (H15T1Y + 1.500%) due 08/20/2026 ~	1	1
2.906% due 01/20/2065 ~	41	41
3.000% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2025 ~	1	1
3.000% due 02/15/2043 - 03/15/2050 (f)	2,169	1,969
3.000% due 02/20/2043 - 11/20/2067	1,074	955
3.388% due 10/20/2070 ~	783	781
3.500% due 02/15/2042 - 02/20/2048	3,183	2,951
3.500% due 08/20/2042 (a)	178	24
3.500% due 12/15/2045 - 02/20/2052 (f)	7,453	6,873
4.000% due 03/15/2045 - 04/20/2048 (f)	1,282	1,237
4.000% due 04/15/2045 - 04/20/2048	581	559
4.000% due 06/20/2045 (a)	372	58
4.070% due 01/15/2050 (f)	1,162	1,160
4.192% due 02/20/2068 •	30	30
4.238% due 07/20/2070 •	1,677	1,670
4.272% due 05/20/2065 ~	23	23
4.322% due 03/20/2061 ~	21	21
4.387% due 08/20/2070 •	765	762
4.500% due 07/15/2039 - 01/20/2049	335	329
4.500% due 06/15/2040 - 02/20/2049 (f)	752	736
4.511% due 09/20/2065 •	576	568
4.562% due 09/20/2063 •	317	316
4.842% due 04/20/2063 - 08/20/2063 ~	1,149	1,149
5.000% due 11/20/2034 - 08/20/2044	241	245
5.000% due 03/15/2039 - 12/20/2048 (f)	732	741
5.142% due 09/20/2063 ~	214	215
5.500% due 09/15/2033 - 12/15/2039	104	109
6.000% due 05/20/2042	30	32
6.500% due 07/15/2024 - 08/15/2038	128	132
6.500% due 10/15/2037 (f)	141	145
Ginnie Mae, TBA
2.000% due 02/01/2053	2,000	1,678
2.500% due 02/01/2053	10,450	9,067
3.000% due 01/01/2053	6,750	6,012
3.500% due 01/01/2053 - 02/01/2053	3,600	3,309
4.000% due 01/01/2053	2,850	2,701
4.500% due 01/01/2053	1,250	1,213
5.000% due 01/01/2053	3,000	2,973
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	2,527	2,264
2.500% due 06/01/2028 - 04/01/2052	12,131	10,392
2.500% due 12/01/2032 - 09/01/2051 (f)	2,659	2,302
3.000% due 06/01/2029 - 07/01/2052	21,772	19,346
3.000% due 02/01/2040 - 05/01/2051 (f)	8,011	7,113
3.500% due 12/01/2033 - 01/01/2052	6,275	5,851
3.500% due 05/01/2034 - 03/01/2050 (f)	9,114	8,498
4.000% due 07/01/2033 - 06/01/2049	8,603	8,299
4.000% due 03/01/2037 (f)	278	269
4.500% due 07/01/2039 - 01/01/2049	805	796
4.500% due 04/01/2049 (f)	509	499
5.500% due 08/01/2024 - 11/01/2039	277	286
6.000% due 03/01/2023 - 11/01/2040	528	546
6.500% due 11/01/2028 - 11/01/2037	266	275
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2053	900	693
2.000% due 01/01/2053	15,900	12,941
2.500% due 01/01/2037 - 02/01/2053	30,850	26,337
3.000% due 02/01/2052	1,000	878
3.500% due 01/01/2038	1,500	1,435
4.000% due 01/01/2053	2,500	2,345
4.500% due 01/01/2038 - 02/01/2053	35,100	33,881
5.000% due 01/01/2053 - 02/01/2053	5,000	4,927
5.500% due 01/01/2053	1,500	1,504
6.000% due 02/01/2053	7,000	7,099
6.500% due 01/01/2053	1,800	1,844

Total U.S. Government Agencies (Cost $253,680)		239,284

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.1%
BAMLL Commercial Mortgage Securities Trust 5.518% due 03/15/2034 •	1,000	973
Banc of America Funding Trust
4.273% due 01/20/2047 ^~	113	104

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

4.933% due 05/20/2035 ^•	23	19
Banc of America Mortgage Trust 5.750% due 07/20/2032 ~	1	1
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.669% due 01/25/2035 •	6	6
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,000	975
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	2,224	1,796
3.000% due 11/27/2051 ~	2,095	1,759
5.189% due 08/25/2035 ^•	152	146
Commercial Mortgage Trust 5.618% due 12/15/2038 ~	1,750	1,618
Countrywide Alternative Loan Trust
4.553% due 07/20/2046 ^•	41	30
4.633% due 09/20/2046 ~	292	189
4.809% due 05/25/2035 •	194	174
4.889% due 09/25/2046 ^~	412	298
4.889% due 10/25/2046 ^•	43	31
5.069% due 10/25/2046 ^•	329	242
Countrywide Home Loan Mortgage Pass-Through Trust
2.980% due 04/25/2035 ~	252	195
3.402% due 06/19/2031 ~	20	20
4.969% due 04/25/2035 •	50	46
5.069% due 03/25/2036 ~	13	7
5.089% due 02/25/2036 ^•	2	1
5.309% due 09/25/2034 •	60	49
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	171	138
GreenPoint Mortgage Funding Trust
4.789% due 10/25/2046 ^•	137	120
4.789% due 12/25/2046 ^~	179	160
4.929% due 04/25/2036 ^~	38	34
5.029% due 09/25/2046 ^~	353	273
5.069% due 10/25/2046 ^~	338	231
GS Mortgage Securities Corp. Trust 5.468% due 07/15/2031 •	1,100	1,050
GS Mortgage-Backed Securities Trust
2.500% due 11/25/2051 ~	3,186	2,565
2.500% due 12/25/2051 ~	265	214
2.500% due 02/25/2052 ~	525	424
GSR Mortgage Loan Trust 4.909% due 08/25/2046 •	173	48
HarborView Mortgage Loan Trust 4.819% due 03/19/2036 ^•	21	19
HomeBanc Mortgage Trust 4.749% due 12/25/2036 ~	8	8
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	986	926
IndyMac INDX Mortgage Loan Trust
3.521% due 08/25/2036 ~	1,448	1,249
4.789% due 06/25/2046 •	54	42
4.789% due 11/25/2046 ~	127	111
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	879	736
3.000% due 04/25/2052 ~	858	719
3.000% due 05/25/2052 ~	2,683	2,249
4.944% due 11/25/2049 •	69	65
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	499	477
3.508% due 11/24/2042 «~	591	571
4.250% due 09/29/2046 «	905	894
Lehman XS Trust 5.029% due 11/25/2046 ^~	344	254
MASTR Adjustable Rate Mortgages Trust
4.644% due 05/25/2047 ^~	3	3
4.724% due 05/25/2047 ^~	450	364
MASTR Alternative Loan Trust 4.789% due 03/25/2036 ^•	961	110
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.018% due 11/15/2031 •	21	20
MFA Trust 1.381% due 04/25/2065 ~	267	241
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	913	852
2.750% due 11/25/2059 ~	519	475
OBX Trust 3.000% due 01/25/2052 ~	391	328
Residential Accredit Loans, Inc. Trust
3.732% due 08/25/2035 ^~	147	57
4.789% due 12/25/2046 ^•	98	84
4.849% due 05/25/2037 ^•	18	15
4.929% due 05/25/2046 ^•	67	52
Sequoia Mortgage Trust
5.039% due 10/19/2026 ~	15	14
5.113% due 10/20/2027 ~	2	2

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Asset Mortgage Investments Trust 4.999% due 09/19/2032 ~	7	7
Thornburg Mortgage Securities Trust 3.433% due 10/25/2046 ~	43	40
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	766	674
2.710% due 01/25/2060 ~	635	585
5.389% due 05/25/2058 ~	235	233
UBS-Barclays Commercial Mortgage Trust 1.035% due 04/10/2046 ~(a)	1,452	0
WaMu Mortgage Pass-Through Certificates Trust
5.389% due 07/25/2044 •	37	34
5.439% due 12/25/2045 •	268	226
Washington Mutual Mortgage Pass-Through Certificates Trust 2.768% due 12/25/2046 •	118	94

Total Non-Agency Mortgage-Backed Securities (Cost $30,370)		26,766

ASSET-BACKED SECURITIES 17.0%
Aegis Asset-Backed Securities Trust 4.716% due 03/25/2035 ~	402	383
Amortizing Residential Collateral Trust 5.089% due 10/25/2031 ~	4	4
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.019% due 09/25/2028 •	2	3
Anchorage Capital CLO Ltd. 5.465% due 07/22/2032 ~	500	489
Arbor Realty Commercial Real Estate Notes Ltd. 5.668% due 11/15/2036 •	1,400	1,354
Ares CLO Ltd. 5.375% due 04/22/2031 •	500	492
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •	600	590
Centex Home Equity Loan Trust 4.689% due 01/25/2032 ~	7	7
CIFC Funding Ltd. 5.275% due 10/24/2030 ~	1,000	990
Citigroup Mortgage Loan Trust 4.549% due 12/25/2036 ~	590	333
Countrywide Asset-Backed Certificates 4.889% due 03/25/2037 •	95	89
Countrywide Asset-Backed Certificates Trust
4.529% due 04/25/2047 ~	102	98
4.639% due 02/25/2036 ~	522	469
Crestline Denali CLO Ltd. 5.273% due 04/20/2030 •	1,535	1,516
EMC Mortgage Loan Trust 5.889% due 08/25/2040 •	27	26
Fremont Home Loan Trust 4.524% due 10/25/2036 ~	461	407
GSAA Home Equity Trust 4.989% due 03/25/2037 •	187	78
GSAMP Trust
4.519% due 12/25/2046 •	420	227
4.529% due 12/25/2036 ~	837	453
Home Equity Asset Trust 4.989% due 11/25/2032 ~	3	2
HSI Asset Securitization Corp. Trust 4.529% due 01/25/2037 ~	299	235
LCM LP 5.243% due 07/20/2030 •	1,926	1,898
MKS CLO Ltd. 5.243% due 07/20/2030 •	199	196
Morgan Stanley ABS Capital, Inc. Trust
4.459% due 10/25/2036 •	420	207
4.519% due 01/25/2037 •	915	378
Morgan Stanley Mortgage Loan Trust 5.109% due 04/25/2037 •	511	153
Mountain View CLO LLC 5.169% due 10/16/2029 •	934	924
PRET LLC
1.744% due 07/25/2051 þ	2,615	2,374
3.721% due 07/25/2051 þ	975	915
Residential Asset Securities Corp. Trust 4.187% due 11/25/2036 ^•	620	540
Saxon Asset Securities Trust 6.139% due 12/25/2037 ~	175	146
Securitized Asset-Backed Receivables LLC Trust 5.034% due 01/25/2035 ~	147	145
Sound Point CLO Ltd. 5.225% due 01/23/2029 ~	4,032	3,982
Structured Asset Investment Loan Trust
5.009% due 01/25/2036 •	741	665
5.319% due 06/25/2035 •	2,000	1,910
United National Home Loan Owner Trust 6.910% due 03/25/2025 ^þ	13	13

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Venture CLO Ltd.
5.143% due 10/20/2028 •	336	331
5.373% due 04/20/2032 ~	600	585
5.766% due 08/28/2029 •	884	875
Vibrant CLO Ltd. 5.696% due 06/20/2029 •	647	638

Total Asset-Backed Securities (Cost $26,169)		25,120

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.3%		497

U.S. TREASURY BILLS 0.4%
3.874% due 01/10/2023 - 03/23/2023 (c)(d)(i)	563	560

Total Short-Term Instruments (Cost $1,057)		1,057

Total Investments in Securities (Cost $311,488)		292,470

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	521,955	5,071

Total Short-Term Instruments (Cost $5,071)		5,071

Total Investments in Affiliates (Cost $5,071)		5,071

Total Investments 201.1% (Cost $316,559)		$297,541
Financial Derivative Instruments (g)(h) 0.7%(Cost or Premiums, net $1,208)		1,016
Other Assets and Liabilities, net (101.8)%		(150,613)

Net Assets 100.0%		$147,944

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$497	U.S. Treasury Bills 0.000% due 06/29/2023		$(507)	$497	$497

Total Repurchase Agreements							$(507)	$497	$497

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				4.470%	12/13/2022	01/12/2023	$(31,337)		$(31,419)

Total Reverse Repurchase Agreements									$(31,419)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (39.5)%
Fannie Mae, TBA					1.500%	01/17/2038	$5,000	$(4,398)	$(4,330)
Fannie Mae, TBA					4.000	01/17/2038	700	(686)	(682)
Ginnie Mae, TBA					4.000	01/01/2053	2,500	(2,372)	(2,366)
U.S. Treasury Notes					1.375	12/31/2028	1,900	(1,670)	(1,639)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2053	15,000	(12,741)	(12,705)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2053	1,500	(1,317)	(1,317)
Uniform Mortgage-Backed Security, TBA					3.000	02/01/2053	18,005	(15,925)	(15,820)
Uniform Mortgage-Backed Security, TBA					3.500	01/01/2053	4,000	(3,644)	(3,634)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2053	1,200	(1,100)	(1,091)
Uniform Mortgage-Backed Security, TBA					4.500	01/01/2053	13,600	(13,283)	(13,091)
Uniform Mortgage-Backed Security, TBA					5.500	02/01/2053	1,700	(1,721)	(1,704)

Total Short Sales (39.5)%								$(58,857)	$(58,379)

(f)							Securities with an aggregate market value of $32,183 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(25,708) at a weighted average interest rate of 2.571%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures				06/2023	46	$10,935		$(53)	$0	$(3)
U.S. Treasury 5-Year Note March Futures				03/2023	50	5,396		(2)	0	(4)
U.S. Treasury 10-Year Note March Futures				03/2023	268	30,096		(162)	0	(38)
U.S. Ultra Treasury Note March Futures				03/2023	24	2,839		(4)	0	(1)

							$(221)		$0	$(46)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures				12/2023	46	$(10,946)		$69	$5	$0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2023	8	(1,075)		(6)	4	0

							$63		$9	$0

Total Futures Contracts							$(158)		$9	$(46)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$7,200	$1	$216	$217	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	3,700	346	(16)	330	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	2,100	147	20	167	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.205	Annual	11/09/2029	1,600	13	30	43	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.217	Annual	11/09/2029	1,700	14	31	45	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.218	Annual	11/09/2029	1,600	13	29	42	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	900	79	11	90	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.313	Annual	07/08/2032	500	2	50	52	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	1,400	13	53	66	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	3,300	0	81	81	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	11/09/2032	4,900	0	120	120	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,000	38	45	83	17	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	26,500	18	610	628	16	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	19,000	151	1,152	1,303	22	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025	11,600	13	847	860	16	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025	16,300	19	1,163	1,182	22	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	32,300	51	3,863	3,914	37	0
Receive	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2026	1,000	0	115	115	1	0

Total Swap Agreements						$918	$8,420	$9,338	$194	$0

Cash of $2,653 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	8,200	$18	$8
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.228	02/06/2023	800	8	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.530	02/06/2023	1,000	8	13
BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	900	7	14
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	500	10	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	1,500	30	40
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	5,000	33	187
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	500	10	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	1,600	32	42
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	4,100	30	154
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	400	8	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	400	9	15
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	02/06/2023	100	1	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.518	02/06/2023	3,900	34	51
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.533	02/06/2023	1,200	10	15
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.513	03/06/2023	900	7	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.720	03/06/2023	1,300	15	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	5,000	36	187
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	2,000	16	76
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	2,000	15	76
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	8,000	18	8
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.123	02/06/2023	700	8	1
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.635	03/06/2023	300	2	4
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.203	02/06/2023	800	9	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.515	02/06/2023	900	8	12
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	4,800	97	77
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	4,800	97	130
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	01/06/2023	600	6	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	400	8	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	400	10	17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	400	9	16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	500	15	23

Total Purchased Options							$624	$1,241

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	4,100	$(7)	$(3)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	4,100	(6)	(2)
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	2,400	(9)	(29)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	2,300	(10)	(27)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	4,000	(7)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	4,000	(6)	(2)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	2,300	(8)	(28)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	4,600	(20)	(39)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	2,500	(13)	(21)

$(86)	$(154)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	$94.031	01/05/2023	500	$(3)	$(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.813	02/06/2023	600	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.977	02/06/2023	1,500	(10)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	500	(3)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	600	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	500	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.438	02/06/2023	1,500	(8)	(2)
JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053	97.000	03/06/2023	1,900	(16)	(29)
Put - OTC Fannie Mae 4.500% due 03/01/2053	97.156	03/06/2023	1,900	(16)	(31)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.000	03/06/2023	1,900	(14)	(5)
Call - OTC Fannie Mae 4.500% due 03/01/2053	99.156	03/06/2023	1,900	(14)	(4)
Put - OTC Fannie Mae 5.000% due 03/01/2053	98.766	03/06/2023	300	(3)	(4)
Call - OTC Fannie Mae 5.000% due 03/01/2053	100.766	03/06/2023	300	(2)	(1)
Put - OTC Fannie Mae 5.500% due 03/01/2053	99.766	03/06/2023	1,000	(7)	(10)
Put - OTC Fannie Mae 5.500% due 03/01/2053	99.781	03/06/2023	1,000	(7)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.266	01/05/2023	1,000	(2)	(3)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	94.031	01/05/2023	500	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053	95.266	01/05/2023	1,000	(4)	0
SAL	Put - OTC Fannie Mae 5.000% due 03/01/2053	97.578	03/06/2023	1,000	(8)	(9)
Call - OTC Fannie Mae 5.000% due 03/01/2053	99.578	03/06/2023	1,000	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2053	98.563	02/06/2023	1,000	(7)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	2,100	(15)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.938	02/06/2023	1,000	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	3,000	(20)	(21)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.063	02/06/2023	3,500	(23)	(25)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	2,100	(12)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	4,500	(26)	(8)

$(248)	$(228)

Total Written Options	$(334)	$(382)

(i)

Securities with an aggregate market value of $246 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$243	$0	$243
U.S. Government Agencies	0	239,284	0	239,284
Non-Agency Mortgage-Backed Securities	0	24,824	1,942	26,766
Asset-Backed Securities	0	25,120	0	25,120
Short-Term Instruments
Repurchase Agreements	0	497	0	497
U.S. Treasury Bills	0	560	0	560

$0	$290,528	$1,942	$292,470
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,071	$0	$0	$5,071

Total Investments	$5,071	$290,528	$1,942	$297,541

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(58,379)	$0	$(58,379)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	203	0	203
Over the counter	0	1,241	0	1,241

$0	$1,444	$0	$1,444
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(46)	0	(46)
Over the counter	0	(382)	0	(382)

$0	$(428)	$0	$(428)

Total Financial Derivative Instruments	$0	$1,016	$0	$1,016

Totals	$5,071	$233,165	$1,942	$240,178

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022(1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,168	$0	$(150)	$(1)	$(4)	$(71)	$0	$0	$1,942	$(73)

Totals	$2,168	$0	$(150)	$(1)	$(4)	$(71)	$0	$0	$1,942	$(73)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$1,942	Discounted Cash Flow	Discount Rate	4.460 - 4.590	4.549

Total	$1,942

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.4% ¤
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.3%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$4,800	$4,649

INDUSTRIALS 0.9%
Adventist Health System 5.430% due 03/01/2032	3,000	2,964
CommonSpirit Health 4.187% due 10/01/2049	3,000	2,348
Cottage Health Obligated Group 3.304% due 11/01/2049	6,000	4,236
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,000	1,454
Sutter Health 4.091% due 08/15/2048	4,500	3,661
Tower Health 4.451% due 02/01/2050	4,500	2,185

		16,848

Total Corporate Bonds & Notes (Cost $22,497)		21,497

MUNICIPAL BONDS & NOTES 90.2%
ALABAMA 2.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 10/01/2052	13,050	12,897
4.010% (MUNIPSA) due 10/01/2052 ~	3,500	3,326
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 12/01/2052	2,000	1,937
5.250% due 02/01/2053	5,250	5,476
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	10,682
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2027	2,710	2,830
5.000% due 09/01/2046	1,000	1,001
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
3.610% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	1,968
3.660% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	2,956
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,150	9,797

		52,870

ALASKA 0.6%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2034	1,280	1,414
5.000% due 12/01/2034	1,335	1,468
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	7,575	7,964

		10,846

ARIZONA 1.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	226
5.000% due 01/01/2043	6,285	4,202
5.000% due 01/01/2054	8,000	4,943
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	7,650	7,986
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 1.875% due 09/01/2032	1,000	996
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,416
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,171
5.000% due 07/01/2049	5,435	5,603
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	2,500	1,865

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Tempe, Arizona Certificates of Participation Notes, Series 2021 1.851% due 07/01/2030	3,000	2,376

		31,784

CALIFORNIA 7.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (b)	5,000	2,391
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,102
5.000% due 12/01/2032	3,000	3,060
5.000% due 12/01/2033	3,500	3,567
5.000% due 12/01/2034	3,000	3,054
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	5,644
5.000% due 04/01/2038	10,000	10,053
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2034	3,500	3,638
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	2,750	2,030
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,150	1,151
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	196
4.000% due 06/01/2035	200	194
5.000% due 06/01/2033	250	264
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (c)	10,000	10,500
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,747
4.000% due 08/15/2050	1,000	950
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,567
5.000% due 01/01/2056	1,250	930
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2041	200	188
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	1,906
4.000% due 09/01/2050 (d)	1,030	823
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,360
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	1,891
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2041	2,000	1,978
California State Public Works Board Revenue Bonds, Series 2022 5.000% due 08/01/2036	3,500	3,994
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,134
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,750	2,172
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2056	2,350	1,716
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (a)	2,300	1,637
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (a)	5,625	4,895
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,300	2,592
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	51,700	6,022
3.850% due 06/01/2050	6,935	6,145
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	2,000	2,055
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	559
5.000% due 05/01/2029	500	544
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,180	1,101
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	446
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2039	1,000	1,101
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	2,795
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,654
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	3,000	3,314
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,000	1,092
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	6,530
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	11,150	11,051

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (a)	5,000	1,581
River Islands Public Financing Authority, California Special Tax, Series 2022 4.250% due 09/01/2047	1,000	953
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2039	1,500	1,457
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	6,385	6,889

		142,613

COLORADO 3.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	5,000	4,741
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	6,915	5,969
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.210% (MUNIPSA) due 05/15/2061 ~	7,250	7,169
5.250% due 11/01/2039	2,000	2,130
5.250% due 11/01/2052	4,000	4,113
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (c)	7,000	6,695
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2029	10,000	10,682
Denver, Colorado Airport System City & County Revenue Bonds, Series 2020 5.000% due 11/15/2031	3,850	4,027
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2047	3,275	3,536
5.000% due 11/15/2053	2,500	2,550
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	5,000	4,826
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,465
5.000% due 09/01/2036	1,400	1,542
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 3.231% (SOFRRATE) due 09/01/2039 ~	3,500	3,474
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,126
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,165

		72,210

CONNECTICUT 2.0%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,623
5.000% due 05/01/2032	2,000	2,283
5.000% due 05/01/2035	1,000	1,123
5.000% due 05/01/2040	5,075	5,513
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	4,671
Connecticut Special Tax State Revenue Bonds, Series 2022 5.250% due 07/01/2040	5,945	6,727
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,883
5.000% due 06/15/2038	1,115	1,192
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	1,994
5.000% due 04/15/2035	6,300	6,888
Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	2,751

		36,648

DELAWARE 0.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 12/01/2039	10,190	8,858
0.000% due 12/01/2039 (a)	1,283	1,179
7.120% due 12/01/2039	1,800	1,717
7.650% due 12/01/2039	230	230

		11,984

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,429
Metropolitan Washington Airports Authority Aviation Revenue, Series 2022
5.000% due 10/01/2030	1,585	1,728
5.000% due 10/01/2031	2,750	3,015

		7,172

FLORIDA 2.2%
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,121

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,850	1,825
Florida State General Obligation Bonds, Series 2019 4.000% due 06/01/2038	3,000	3,032
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,179
5.000% due 10/01/2035	2,500	2,683
5.000% due 10/01/2036	5,235	5,584
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,143
Jacksonville, Florida Revenue Bonds, Series 2020 4.000% due 11/01/2036	505	501
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,068
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,109
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (a)	2,900	2,008
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	1,929
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (a)	1,200	830
0.000% due 10/01/2033 (a)	1,680	990
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2038	1,200	1,233
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,277
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,750	3,347
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (a)	750	436
0.000% due 09/01/2036 (a)	800	440
0.000% due 09/01/2037 (a)	800	416
4.000% due 07/01/2039	1,200	1,174

		40,325

GEORGIA 4.8%
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,112
5.000% due 07/01/2037	500	544
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	2,983
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	4,945
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	6,946
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	15,008
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2022 5.000% due 10/01/2052	10,000	10,813
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,064
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 06/15/2031	1,210	1,361
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	7,000	6,946
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
3.590% (0.67*US0001M + 0.830%) due 08/01/2048 ~	4,850	4,822
4.000% due 04/01/2048	1,000	1,000
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2033	2,500	2,594
5.000% due 05/15/2049	2,250	2,203
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	5,000	5,165
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	2,904
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	872
5.000% due 01/01/2038	1,500	1,531
5.000% due 01/01/2039	1,500	1,523
5.000% due 01/01/2049	2,000	1,967
5.000% due 01/01/2059	2,000	1,956
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	297
4.000% due 01/01/2051	1,000	868
5.000% due 01/01/2056	1,100	1,092
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,721
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	421
5.000% due 01/01/2027	400	425
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2030	165	178
5.000% due 01/01/2031	180	193
5.000% due 01/01/2032	220	235

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,100	2,102

		88,791

ILLINOIS 8.6%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,806
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,001
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	1,905
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,049
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,529
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,147
5.000% due 07/01/2038	1,000	1,006
5.000% due 01/01/2039	2,000	2,066
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	5,000	5,038
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2029	1,170	1,272
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	3,944
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	4,578
Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,006
5.250% due 01/01/2033	3,000	3,009
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	4,564
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,034
5.750% due 01/01/2034	4,500	4,695
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,691
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2032	1,200	1,338
Cook County, Illinois Sales Tax Revenue Bonds, Series 2018 5.250% due 11/15/2035	1,000	1,068
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,310
5.000% due 02/15/2029	4,500	4,834
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	1,250	1,115
5.000% due 11/01/2035	2,800	2,540
5.000% due 11/01/2049	2,500	2,051
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	5,000	4,700
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2045	3,830	3,332
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,047
5.250% due 02/01/2034	3,500	3,517
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	861
5.000% due 10/01/2028	5,165	5,342
5.000% due 10/01/2033	1,610	1,629
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,254
4.000% due 10/01/2035	8,000	7,359
Illinois State General Obligation Notes, Series 2014 5.000% due 05/01/2023	2,615	2,626
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	3,892
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	5,000	5,158
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,514
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	6,000	6,378
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,708
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	2,583
3.000% due 06/15/2033	1,000	885
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,132
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (a)	3,700	2,357
0.000% due 12/15/2037 (a)	4,500	2,198
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047 (b)	2,500	1,352

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	15,480	12,724
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,391
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	5,600	6,530
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,150	1,191
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2030	2,250	2,457

		159,713

INDIANA 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,500	3,385
Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	1,913
3.000% due 11/01/2030	1,000	886
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,500	6,646
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	6,000	4,505
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	13,840	13,832
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,002
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	5,000	5,123

		37,292

IOWA 0.8%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 5.563% due 08/15/2032	5,800	5,771
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 6.738% due 08/15/2029	4,510	4,504
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	5,000	4,794

		15,069

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2021 5.000% due 11/15/2054	960	1,069

KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,058
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	1,670	1,317
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	4,000	3,961
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.000% due 08/01/2052	2,000	1,938
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2035	1,000	1,019

		9,293

LOUISIANA 0.2%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	370	359
2.375% due 06/01/2037	4,015	3,715

		4,074

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	5,000	5,044

MARYLAND 1.0%
Baltimore County, Maryland General Obligation Bonds, Series 2022 5.000% due 03/01/2035	3,000	3,507
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	4,470	4,689
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2036	1,000	1,064
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	7,555

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2046	1,000	872

		17,687

MASSACHUSETTS 2.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	1,964
Commonwealth of Massachusetts General Obligation Bonds, Series 2020
2.029% due 07/01/2035	3,500	2,511
2.514% due 07/01/2041	8,000	5,775
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	9,000	10,004
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	8,220	8,235
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,501
Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.260% (MUNIPSA) due 07/01/2049 ~	1,000	986
5.000% due 09/01/2059	10,000	10,241
Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,464
5.000% due 07/01/2036	1,290	1,389
Massachusetts Port Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	500	543
5.000% due 07/01/2030	500	549
5.000% due 07/01/2031	750	827
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,024

		49,013

MICHIGAN 0.6%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,010	4,414
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	1,000	720
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,495
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,034
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (a)	26,500	2,307

		11,970

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2037	1,175	1,233
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022 5.000% due 01/01/2035	1,350	1,455
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2032	1,075	1,176

		3,864

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,456
4.000% due 02/15/2049	1,000	923
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 5.000% due 07/01/2031	1,500	1,736
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	5,215	4,874
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	3,000	3,331

		13,320

NEBRASKA 0.0%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	922

NEVADA 0.4%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020 5.000% due 06/15/2034	1,700	1,904
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,039
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	911

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.000% due 06/01/2033	220	238

		7,092

NEW JERSEY 2.9%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,055
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	3,750	3,701
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	400	403
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2041	1,000	903
New Jersey Economic Development Authority Revenue Notes, Series 2015 5.000% due 06/15/2025	6,250	6,513
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2024	4,250	4,392
5.250% due 04/01/2027 (d)	1,805	1,938
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,019
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	1,400	1,488
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (a)	4,550	2,996
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 4.000% due 12/15/2031	8,195	8,335
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	3,776
5.000% due 06/15/2044	1,500	1,527
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	1,874
4.000% due 06/15/2050	1,000	842
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,343
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,196
New Jersey Turnpike Authority Revenue Bonds, Series 2017 4.000% due 01/01/2034	2,500	2,574
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	4,260	4,471

		53,346

NEW MEXICO 0.1%
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,070

NEW YORK 12.4%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,741
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,305	4,054
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022 2.875% due 07/25/2036 (d)	2,000	1,723
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,436
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 3.211% (SOFRRATE) due 11/01/2035 ~	4,490	4,416
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,000
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	4,975	4,979
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 12/01/2038	1,300	1,195
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,603
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 8.625% due 03/01/2026	2,000	2,048
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2032	2,780	2,905
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	2,671
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	5,000	5,718
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,146
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	4,834
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000	7,783
5.000% due 05/01/2037	4,840	5,265
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,000	1,001
4.000% due 11/01/2037	1,500	1,481

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020 4.000% due 12/01/2034	2,000	2,034
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.400% due 06/15/2050	17,750	17,750
New York City, New York General Obligation Bonds, Series 2018 3.400% due 12/01/2047	15,000	15,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.250% due 06/15/2052	1,250	1,370
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	5,000	5,820
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	7,500	8,445
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	2,840	3,123
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,000	4,554
5.375% due 11/15/2040	2,000	1,947
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	6,600	6,213
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	9,550	8,937
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2041	5,350	5,114
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,030
4.000% due 02/15/2039	6,750	6,588
4.000% due 02/15/2047	3,710	3,473
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	1,952
5.000% due 03/15/2041	2,375	2,571
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	3,000	2,466
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2043	8,250	7,845
New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2046	10,000	10,714
5.000% due 03/15/2054	5,000	5,293
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2039	2,875	3,061
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,178
5.000% due 03/15/2044	2,500	2,663
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	2,000	2,037
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2033	1,000	1,070
5.000% due 12/01/2034	450	469
5.000% due 12/01/2035	400	414
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	8,000	8,517
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2030	400	426
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,325	1,299
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 05/15/2057	2,120	2,199
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2039	2,500	2,685
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	4,520	4,328
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,092
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,003
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,500	1,593
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,573
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2028	4,000	4,166

		231,011

OHIO 2.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 5.000% due 02/15/2034	1,815	2,052
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2034	3,000	3,167
5.000% due 06/01/2036	2,000	2,081
5.000% due 06/01/2055	1,000	869
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	7,500	6,814
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	8,850	8,836
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	3,927

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,169
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2036	1,000	941
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	2,756
5.250% due 02/15/2029	2,900	2,907
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (c)	5,000	5,229

		43,748

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,750	1,553
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	735
5.000% due 08/01/2029	755	779

		3,067

OREGON 0.8%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,360
Crook County, Oregon General Obligation Bonds, Series 2022 5.000% due 12/01/2046 (b)	2,000	1,696
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	982
5.000% due 08/15/2032	1,200	1,326
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	652
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	5,396
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2039 (a)	3,000	1,428
5.000% due 06/15/2031	2,500	2,870

		15,710

PENNSYLVANIA 7.5%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	470	550
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,575
Commonwealth of Pennsylvania General Obligation Notes, Series 2021 1.625% due 08/01/2028	8,600	7,290
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,813
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (c)	3,000	3,058
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	17,000	15,270
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019 3.370% due 06/01/2037	43,190	43,190
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	4,875	4,948
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.760% (MUNIPSA) due 08/15/2038 ~(d)	3,205	3,165
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,029
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022
4.000% due 05/01/2039	1,375	1,304
4.000% due 05/01/2040	1,750	1,648
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
4.060% (MUNIPSA) due 06/01/2041 ~	6,000	5,833
5.000% due 10/15/2032	1,150	1,276
5.000% due 10/15/2033	1,150	1,271
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 12/31/2032	2,500	2,696
5.500% due 06/30/2039	3,250	3,405
6.000% due 06/30/2061	7,000	7,404
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,536
4.000% due 01/01/2030	800	803
4.000% due 01/01/2031	800	802
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,478
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	4,948
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,141
5.000% due 12/01/2048	3,750	3,901
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2043	3,325	3,225

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2047	1,275	1,380
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 5.000% due 12/01/2029	700	795
Philadelphia, Pennsylvania Airport Revenue Bonds, (AGM Insured), Series 2021 4.000% due 07/01/2041	1,000	922
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	1,000	1,117
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	638
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,479
5.000% due 07/01/2030	700	749

		139,639

PUERTO RICO 4.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (a)	20,520	9,003
0.000% due 11/01/2051 (a)	34,272	12,638
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	9,000	7,073
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (a)	598	555
5.625% due 07/01/2027	1,974	2,014
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	6,736	5,642
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.027% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,192
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2032 (a)	916	545
5.000% due 07/01/2053 (b)	6,567	3,644
5.000% due 07/01/2062	1,409	1,302
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,000	1,238
0.000% due 07/01/2051 (a)	65,600	11,891
4.500% due 07/01/2034	2,456	2,323
4.750% due 07/01/2053	11,570	10,256
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	10,167	9,353

		84,669

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,064
5.000% due 06/01/2050	1,800	1,782

		6,846

SOUTH CAROLINA 0.2%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	650
4.250% due 02/01/2043	675	670
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2046	3,000	3,138

		4,458

TENNESSEE 2.2%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	290	240
Metropolitan Government of Nashville & Davidson County, Tennessee Electric Revenue Notes, Series 2021 5.000% due 05/15/2030	615	709
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022 4.000% due 01/01/2042	5,000	4,838
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	748
Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022 5.250% due 07/01/2032	1,205	1,345
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,000	1,708
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	7,000	7,410
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	8,250	8,371
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	8,864
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,001
5.000% due 02/01/2024	1,400	1,409

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,685	1,745

		41,388

TEXAS 6.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
3.200% due 12/01/2045	6,000	5,973
7.500% due 12/01/2045	1,000	658
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,151
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	1,800
Central Texas Regional Mobility Authority Revenue Bonds, Series 2020 3.593% due 01/01/2042	3,000	2,227
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	761
4.000% due 01/01/2041	800	752
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (a)	10,000	5,107
5.000% due 08/15/2042	1,000	984
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2047	4,000	4,346
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,437
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	5,000	4,673
5.000% due 11/01/2043	5,805	6,077
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2036	6,965	7,802
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	4,519
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,290
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	1,995
5.000% due 07/01/2034	1,000	1,088
5.000% due 07/01/2035	1,460	1,578
5.000% due 07/01/2036	1,000	1,071
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,307
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2045	1,750	1,798
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,500
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,939
5.000% due 01/01/2047	2,000	1,801
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,386
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	6,000	6,145
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,119
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	97
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	5,183
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	2,800	3,107
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.645% (US0003M) due 12/15/2026 ~	4,000	3,900
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 12/31/2033	2,000	2,102
5.000% due 06/30/2058	2,250	2,156
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,229
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	4,460
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	2,000	2,014
Williamson County, Texas General Obligation Notes, Series 2021 0.922% due 02/15/2027	5,000	4,235

		112,767

U.S. VIRGIN ISLANDS 0.1%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2026	1,500	1,541

UTAH 0.3%
City of Salt Lake, Utah Airport Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,054

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

City of Salt Lake, Utah Airport Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	1,771

		4,825

VIRGINIA 1.3%
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2055	2,500	2,186
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,001
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	2,300	2,568
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	6,220	5,816
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,899
5.500% due 07/01/2049	2,500	2,294
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,250	2,929

		24,693

WASHINGTON 1.7%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (c)	4,000	3,978
Snohomish County, Washington Public Utility District No 1 Revenue Bonds, Series 2021 5.000% due 12/01/2051	9,000	9,656
State of Washington General Obligation Bonds, Series 2016 5.000% due 08/01/2030	1,670	1,791
State of Washington General Obligation Refunding Bonds, Series 2021 4.000% due 08/01/2035	3,180	3,301
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
4.710% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,000
5.000% due 01/01/2047	2,000	2,166
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,900	2,503
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	5,035	5,171
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	920

		32,486

WEST VIRGINIA 0.2%
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	3,500	3,739

WISCONSIN 2.1%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	11,000	6,631
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,500	2,242
5.250% due 03/01/2045	1,825	1,632
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	812
4.000% due 03/31/2056	4,690	3,544
4.500% due 06/01/2056	2,500	1,818
5.000% due 01/01/2056	1,150	844
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,413
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (a)	3,200	1,623
0.000% due 12/15/2039 (a)	3,250	1,475
0.000% due 12/15/2045 (a)	5,355	1,728
0.000% due 12/15/2055 (a)	10,000	1,858
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	5,704
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,500	3,284
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 10/15/2036	2,375	2,386

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.000% due 08/15/2040	2,000	1,915

		38,909

Total Municipal Bonds & Notes (Cost $1,716,455)		1,674,577

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		596

Total Short-Term Instruments (Cost $596)		596

Total Investments in Securities (Cost $1,739,548)		1,696,670

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short-Term Floating NAV Portfolio III	16,997,543	165,148

Total Short-Term Instruments (Cost $165,039)		165,148

Total Investments in Affiliates (Cost $165,039)		165,148

Total Investments 100.3% (Cost $1,904,587)		$1,861,818
Financial Derivative Instruments (f)(i) 0.0%(Cost or Premiums, net $0)		65
Other Assets and Liabilities, net (0.3)%		(6,214)

Net Assets 100.0%		$1,855,669

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	$825	$823	0.04%
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022	2.875	07/25/2036	1,734	1,723	0.09
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.760	08/15/2038	3,281	3,165	0.17
New Jersey Economic Development Authority Revenue Notes, Series 2019	5.250	04/01/2027	1,886	1,938	0.10

$7,726	$7,649	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$596	U.S. Treasury Bills 0.000% due 06/29/2023	$(608)	$596	$596

Total Repurchase Agreements	$(608)	$596	$596

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	64	$(7,187)	$79	$9	$0
U.S. Treasury Long-Term Bond March Futures	03/2023	46	(5,766)	307	7	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	97	(13,028)	335	49	0

Total Futures Contracts	$721	$65	$0

Cash of $3,555 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,649	$4,649
Industrials	0	16,848	0	16,848
Municipal Bonds & Notes
Alabama	0	52,870	0	52,870
Alaska	0	10,846	0	10,846
Arizona	0	31,784	0	31,784
California	0	142,613	0	142,613
Colorado	0	72,210	0	72,210
Connecticut	0	36,648	0	36,648
Delaware	0	11,984	0	11,984
District of Columbia	0	7,172	0	7,172
Florida	0	40,325	0	40,325
Georgia	0	88,791	0	88,791
Illinois	0	159,713	0	159,713
Indiana	0	37,292	0	37,292
Iowa	0	15,069	0	15,069
Kansas	0	1,069	0	1,069
Kentucky	0	9,293	0	9,293
Louisiana	0	4,074	0	4,074
Maine	0	5,044	0	5,044
Maryland	0	17,687	0	17,687
Massachusetts	0	49,013	0	49,013
Michigan	0	11,970	0	11,970
Minnesota	0	3,864	0	3,864
Missouri	0	13,320	0	13,320
Nebraska	0	922	0	922
Nevada	0	7,092	0	7,092
New Jersey	0	53,346	0	53,346
New Mexico	0	1,070	0	1,070
New York	0	231,011	0	231,011
Ohio	0	43,748	0	43,748
Oklahoma	0	3,067	0	3,067
Oregon	0	15,710	0	15,710
Pennsylvania	0	139,639	0	139,639
Puerto Rico	0	84,669	0	84,669
Rhode Island	0	6,846	0	6,846
South Carolina	0	4,458	0	4,458
Tennessee	0	41,388	0	41,388
Texas	0	112,767	0	112,767
U.S. Virgin Islands	0	1,541	0	1,541
Utah	0	4,825	0	4,825
Virginia	0	24,693	0	24,693
Washington	0	32,486	0	32,486
West Virginia	0	3,739	0	3,739
Wisconsin	0	38,909	0	38,909
Short-Term Instruments
Repurchase Agreements	0	596	0	596

	$0	$1,692,021	$4,649	$1,696,670
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$165,148	$0	$0	$165,148

Total Investments	$165,148	$1,692,021	$4,649	$1,861,818

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$65	$0	$65

Total Financial Derivative Instruments	$0	$65	$0	$65

Totals	$165,148	$1,692,086	$4,649	$1,861,883

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.1% ¤
MUNICIPAL BONDS & NOTES 90.0%
ALABAMA 1.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$2,000	$1,950
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.500% due 01/01/2053	2,500	2,648

		4,598

ARIZONA 2.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 3.650% due 02/01/2048	500	500
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	2,000	2,088
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	310
5.000% due 07/01/2030	350	361
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022 5.000% due 01/01/2031	2,505	2,797
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	557
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2039	2,500	2,337
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	1,000	746

		9,696

CALIFORNIA 9.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.110% (MUNIPSA) due 04/01/2056 ~	1,000	985
California Department of Water Resources State Revenue Bonds, Series 2022 5.000% due 12/01/2035	4,375	5,207
California Health Facilities Financing Authority Revenue Bonds, Series 2020 5.000% due 04/01/2034	750	811
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	2,200	2,197
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	3,002
California State General Obligation Bonds, Series 2022 5.000% due 09/01/2039	2,500	2,828
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	3,055	3,331
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,423
City & County of San Francisco California General Obligation Refunding Bonds, Series 2022 5.000% due 06/15/2033	1,000	1,203
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	2,630	2,551
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	4,000	3,253
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	2,500	2,215
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	585	577
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	920	859
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2039	5,000	5,474
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2035	2,085	2,385
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	3,630	3,670
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	1,250	1,309

		43,280

COLORADO 1.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,385	1,163

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,108
5.250% due 11/01/2036	1,000	1,088
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,030
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2029	1,000	1,082
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,213

		6,684

CONNECTICUT 2.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,089
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,103
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,115
Connecticut State General Obligation Bonds, Series 2022 4.000% due 01/15/2034	1,500	1,578
Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,000	1,121
5.000% due 11/15/2029	1,875	2,130
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,118

		9,254

DISTRICT OF COLUMBIA 1.8%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	468
District of Columbia Revenue Bonds, Series 2019 4.000% due 03/01/2040	4,370	4,303
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	3,000	3,241

		8,012

FLORIDA 3.7%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	996
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	746
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	528
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	1,000	1,139
Florida State General Obligation Notes, Series 2022 5.000% due 07/01/2031	2,000	2,354
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	2,500	2,378
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	1,000	1,015
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2034	2,400	2,596
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,023
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	851
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2032 (a)	1,000	624
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2026 (a)	275	231
University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021 4.000% due 07/01/2035	2,000	2,052

		16,533

GEORGIA 2.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	2,000	1,934
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,236
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	992
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	378
Georgia State General Obligation Notes, Series 2022 5.000% due 07/01/2030	1,440	1,679
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	250	248
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 3.590% (0.67*US0001M + 0.830%) due 08/01/2048 ~	550	547

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,500	1,479
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	531
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2026	385	406
5.000% due 01/01/2031	525	585
5.000% due 01/01/2032	100	111
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	430
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2026	1,000	1,053
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2026	200	209
5.000% due 01/01/2027	200	212

		12,030

GUAM 0.2%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	859

ILLINOIS 11.5%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,025
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2013 5.500% due 01/01/2034	965	965
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2035	715	769
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,803
5.000% due 06/01/2028	1,875	2,017
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,017
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,042
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	500	505
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,000	892
Illinois Finance Authority Revenue Bonds, Series 2020
3.540% due 08/15/2049	20,000	20,000
3.650% due 08/15/2049	4,300	4,300
5.000% due 08/15/2033	1,750	1,971
Illinois Finance Authority Revenue Bonds, Series 2022 3.540% due 08/15/2057	1,000	1,000
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,990	2,005
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	750	704
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2035	2,470	2,500
Illinois State General Obligation Bonds, Series 2022 5.000% due 03/01/2026	1,000	1,027
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	579
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,120
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (a)	1,000	526
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	600	700
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	3,350	3,571

		51,038

INDIANA 3.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,000	967
Indiana Finance Authority Revenue Bonds, Series 2010
2.900% due 05/01/2028	3,000	2,997
3.000% due 11/01/2030	3,000	2,659
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	835
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	5,000	4,997
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	133
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	559

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	501

		13,648

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	400	383
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,000	926

		1,309

KENTUCKY 2.2%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	990
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	4,000	3,974
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,378
5.250% due 06/01/2039	1,250	1,383

		9,725

LOUISIANA 0.3%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	750	871
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	310	301

		1,172

MAINE 0.1%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	407

MARYLAND 0.5%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	434
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	250	267
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2035	1,510	1,762

		2,463

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	1,600	1,826
Commonwealth of Massachusetts General Obligation Notes, Series 2022 5.000% due 10/01/2031	2,400	2,837
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 4.160% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	750
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	542
Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,008

		6,963

MICHIGAN 1.2%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,390	1,530
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.108% (US0003M) due 07/01/2032 ~	1,000	978
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 5.000% due 04/15/2030	2,000	2,272
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	520

		5,300

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	740

MISSOURI 0.3%
Missouri Development Finance Board Revenue Notes, Series 2022 5.000% due 05/01/2031	1,190	1,341

NEW JERSEY 4.1%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2034	2,290	2,385

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	573
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	6,250	6,459
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008 0.000% due 12/15/2037 (a)	2,250	1,107
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (a)	1,500	885
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2037 (a)	1,560	768
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	813
Rutgers, The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	252
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	298
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	4,500	4,723

		18,263

NEW MEXICO 0.6%
New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	811
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,681

		2,492

NEW YORK 15.6%
Albany City School District, New York General Obligation Notes, Series 2022 2.500% due 03/24/2023	3,000	2,992
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 3.400% due 11/15/2050	1,000	1,000
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,115
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 3.400% due 11/01/2044	4,000	4,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 3.620% due 06/15/2046	3,230	3,230
New York City, New York General Obligation Bonds, Series 2014 3.580% due 03/01/2044	12,500	12,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.650% due 06/15/2048	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	4,000	4,715
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,046
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	5,620	5,697
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,545
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	989
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2045	3,000	3,154
New York State Urban Development Corp. Revenue Notes, Series 2022 5.000% due 03/15/2029	3,000	3,403
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,000	1,935
Port Authority of New York & New Jersey Revenue Bonds, Series 2021 5.000% due 10/15/2032	1,720	1,892
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.000% due 08/01/2039	1,500	1,583
State of New York Personal Income Tax Revenue, New York Revenue Bonds, Series 2021 4.000% due 03/15/2039	6,290	6,139
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.000% due 12/01/2030	500	538
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, New York Revenue Notes, Series 2022 4.750% due 06/30/2023	2,000	2,013
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	778
5.000% due 06/01/2027	750	784

		69,048

NORTH CAROLINA 0.8%
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	568
State of North Carolina Build Revenue Bonds, Series 2022 5.000% due 05/01/2029	1,730	1,968

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,021

		3,557

OHIO 1.8%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2020 5.000% due 12/01/2035	850	926
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	354
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2034	1,000	1,056
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2032	1,000	1,138
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,024
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	814
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2027	200	212
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	499
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,018
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	752

		7,793

OREGON 1.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	5,195	5,544
Oregon State Facilities Authority Legacy Health Project Revenue Bonds, Series 2022 5.000% due 06/01/2030	1,700	1,890

		7,434

PENNSYLVANIA 4.3%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	521
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,085
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,020
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	525
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	1,500	1,584
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	1,000	987
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	500	547
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 3.924% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	750
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2038	1,350	1,424
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 06/30/2032	2,770	2,983
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	135
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.000% due 12/01/2031	4,000	4,626
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 4.260% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,000
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	706
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2029	1,000	1,132

		19,025

PUERTO RICO 1.9%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.027% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	310
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	1,250	1,330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	1,682	1,098
5.000% due 07/01/2058	5,327	4,850

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	700	644

		8,232

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	1,500	1,519

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	562

TENNESSEE 1.8%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,005
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,015
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	1,956
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,033
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,000	3,107

		8,116

TEXAS 4.2%
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,011
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	384
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	691
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 08/15/2038	5,000	5,625
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	433
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,105
Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021 5.000% due 11/01/2032	2,000	2,188
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,114
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	546
North Texas Tollway Authority Revenue Bonds, Series 2022 5.000% due 01/01/2036	1,250	1,391
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	561
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.645% (US0003M) due 12/15/2026 ~	750	731
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	825	869
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	355
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,125
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	419

		18,548

UTAH 0.1%
City of Salt Lake, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	550

VIRGINIA 1.0%
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	3,000	3,349
Virginia Public Building Authority Public Facilities Revenue Bonds, Series 2022 5.000% due 08/01/2033	1,000	1,183

		4,532

WASHINGTON 2.4%
Port of Seattle, Washington Revenue Bonds, Series 2019 4.000% due 04/01/2044	5,000	4,441
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2038	2,970	2,982
State of Washington General Obligation Refunding Bonds, Series 2022 4.000% due 07/01/2030	2,020	2,195

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Washington Health Care Facilities Authority Revenue Bonds, Series 2017 4.710% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,000

		10,618

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	230	207

WISCONSIN 3.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,500	2,572
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2046	4,250	4,356
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.370% due 04/01/2048	2,000	2,000
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (a)	2,105	1,628
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,000	1,838
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	992

		13,386

Total Municipal Bonds & Notes (Cost $398,445)		398,934

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		267

Total Short-Term Instruments (Cost $267)		267

Total Investments in Securities (Cost $398,712)		399,201

	SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio III	3,838,808	37,298

Total Short-Term Instruments (Cost $37,286)		37,298

Total Investments in Affiliates (Cost $37,286)		37,298

Total Investments 98.5% (Cost $435,998)		$436,499
Other Assets and Liabilities, net 1.5%		6,567

Net Assets 100.0%		$443,066

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(b)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$267	U.S. Treasury Bills 0.000% due 06/08/2023		$(272)	$267	$267

Total Repurchase Agreements							$(272)	$267	$267

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$4,598	$0	$4,598
	Arizona				0	9,696	0	9,696
	California				0	43,280	0	43,280
	Colorado				0	6,684	0	6,684
	Connecticut				0	9,254	0	9,254
	District of Columbia				0	8,012	0	8,012
	Florida				0	16,533	0	16,533
	Georgia				0	12,030	0	12,030
	Guam				0	859	0	859
	Illinois				0	51,038	0	51,038
	Indiana				0	13,648	0	13,648
	Iowa				0	1,309	0	1,309
	Kentucky				0	9,725	0	9,725
	Louisiana				0	1,172	0	1,172
	Maine				0	407	0	407
	Maryland				0	2,463	0	2,463
	Massachusetts				0	6,963	0	6,963
	Michigan				0	5,300	0	5,300
	Mississippi				0	740	0	740
	Missouri				0	1,341	0	1,341
	New Jersey				0	18,263	0	18,263
	New Mexico				0	2,492	0	2,492
	New York				0	69,048	0	69,048
	North Carolina				0	3,557	0	3,557
	Ohio				0	7,793	0	7,793
	Oregon				0	7,434	0	7,434
	Pennsylvania				0	19,025	0	19,025
	Puerto Rico				0	8,232	0	8,232
	Rhode Island				0	1,519	0	1,519
	South Dakota				0	562	0	562
	Tennessee				0	8,116	0	8,116
	Texas				0	18,548	0	18,548
	Utah				0	550	0	550
	Virginia				0	4,532	0	4,532
	Washington				0	10,618	0	10,618
	West Virginia				0	207	0	207
	Wisconsin				0	13,386	0	13,386
Short-Term Instruments
	Repurchase Agreements				0	267	0	267

					$0	$399,201	$0	$399,201
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$37,298	$0	$0	$37,298

Total Investments					$37,298	$399,201	$0	$436,499

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
MUNICIPAL BONDS & NOTES 97.0%
ALABAMA 0.8%
University of South Alabama Revenue Bonds, (BAM Insured), Series 2019 5.000% due 04/01/2035	$1,115	$1,194

ALASKA 0.8%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2034	1,015	1,128

ARKANSAS 0.9%
University of Arkansas Revenue Notes, Series 2020 5.000% due 12/01/2028	1,210	1,350

CALIFORNIA 6.9%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (b)	945	519
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2035	1,900	1,944
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 10/01/2032	1,230	1,279
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2031	1,605	1,762
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (c)	4,505	2,547
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (c)	1,070	1,078
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.500% due 08/01/2038	1,120	1,157

		10,286

CONNECTICUT 2.8%
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 01/01/2028	1,475	1,636
Connecticut State General Obligation Bonds, Series 2015 5.000% due 11/15/2028	195	207
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,345

		4,188

FLORIDA 5.0%
Central Florida Expressway Authority Revenue Bonds, Series 2016 4.000% due 07/01/2031	2,190	2,244
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2035	1,945	2,143
Orange County, Florida School Board Certificates of Participation Bonds, Series 2017 5.000% due 08/01/2028	1,600	1,788
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,130	1,258

		7,433

GEORGIA 1.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2014 5.000% due 01/01/2027	1,395	1,415

ILLINOIS 17.1%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2028	2,735	2,776
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,039
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	239
Cook County, Illinois Community Consolidated School District No 65 Evanston General Obligation Bonds, Series 2014 0.000% due 12/01/2032 (b)	1,000	631
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	643

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2022 (Unaudited)

Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022 5.000% due 12/01/2034	510	576
Cook County, Illinois Community Unit School District No 401 Elmwood Park General Obligation Notes, Series 2021 4.000% due 12/01/2025	1,500	1,549
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	752
4.000% due 12/01/2030	1,020	1,049
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016 4.000% due 12/01/2023	535	539
Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	835
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	501
Illinois State Toll Highway Authority Revenue Bonds, Series 2014 5.000% due 01/01/2036	3,625	3,686
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2021 5.000% due 01/01/2030	3,300	3,602
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	723
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016 4.000% due 12/01/2036	1,000	1,011
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,508
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,145
Will County, Illinois School District No 122 General Obligation Bonds, Series 2022 4.000% due 10/01/2033	1,430	1,489
Will County, Illinois School District No 86 Joliet General Obligation Notes, (BAM Insured), Series 2022 4.000% due 03/01/2029	1,135	1,201

		25,494

INDIANA 0.8%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2028	675	748
5.000% due 12/15/2029	360	404

		1,152

IOWA 1.7%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,237
4.000% due 06/01/2025	1,270	1,298

		2,535

KENTUCKY 4.3%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	299
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
3.000% due 02/01/2025	425	424
3.000% due 02/01/2026	630	629
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,086
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	279
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,044
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,315
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,373

		6,449

LOUISIANA 3.8%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	2,000	2,083
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017 5.000% due 10/01/2027	2,250	2,457
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,182

		5,722

MARYLAND 1.0%
Baltimore County, Maryland General Obligation Bonds, Series 2014 4.000% due 02/01/2033	1,425	1,441

MASSACHUSETTS 1.0%
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2017 5.000% due 06/01/2034	1,500	1,545

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2022 (Unaudited)

MICHIGAN 7.8%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	188
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,138
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	361
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	224
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,275
5.000% due 05/01/2029	1,225	1,284
Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019 5.000% due 05/01/2034	1,000	1,106
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	731
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	2,021
Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	1,000	1,056
Rochester Community School District, Michigan General Obligation Bonds, Series 2016 5.000% due 05/01/2032	2,075	2,206

		11,590

MINNESOTA 1.7%
Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019 5.000% due 02/01/2027	1,440	1,567
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,026

		2,593

MISSOURI 1.7%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,302
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	547
5.250% due 05/01/2037	300	333
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	306

		2,488

NEVADA 3.6%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2034	2,225	2,446
Clark County, Nevada School District General Obligation Notes, Series 2022 5.000% due 06/15/2028	1,500	1,661
Clark Department of Aviation, Nevada Revenue Notes, Series 2022 5.000% due 07/01/2026	1,170	1,231

		5,338

NEW JERSEY 1.7%
New Jersey Turnpike Authority Revenue Bonds, Series 2014 4.000% due 01/01/2035	2,555	2,575

NEW YORK 5.8%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2033	1,000	1,104
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 5.000% due 06/15/2035	1,600	1,637
New York State Dormitory Authority Revenue Bonds, Series 2014 5.000% due 03/15/2029	2,875	2,946
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	1,450	1,646
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2014 5.000% due 07/01/2034	1,300	1,332

		8,665

OHIO 2.0%
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,264
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	202
4.000% due 12/01/2024	200	204
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	222

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2022 (Unaudited)

Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,041

		2,933

OREGON 1.6%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2036 (b)	1,605	901
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (c)	1,685	1,517

		2,418

PENNSYLVANIA 6.6%
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,003
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,195
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015 5.000% due 08/15/2031	2,000	2,108
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,276
Mid Valley School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2020 4.000% due 03/15/2025	1,315	1,347
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	2,749
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	213

		9,891

RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	960

SOUTH CAROLINA 0.7%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,082

SOUTH DAKOTA 0.7%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,102

TEXAS 10.1%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	842
County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016 5.000% due 03/01/2032	1,440	1,509
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	507
Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021 4.000% due 08/15/2036	2,850	2,767
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,246
Frisco, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2028	1,000	1,001
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	235
3.000% due 09/01/2025	235	235
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	874
3.000% due 09/01/2027	860	863
Lower Colorado River Authority, Texas Revenue Bonds, Series 2013 5.000% due 05/15/2039	2,400	2,406
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	330
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	591
Waller County, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2037 (a)	1,615	1,620

		15,026

UTAH 0.7%
University of Utah Revenue Bonds, Series 2022 4.000% due 08/01/2036	1,000	1,035

VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	130	129

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2022 (Unaudited)

WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	418

WEST VIRGINIA 1.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	566
West Virginia State Water Development Authority, Revenue Bonds, Series 2014 5.000% due 07/01/2031	1,500	1,540

		2,106

WISCONSIN 2.0%
Clinton Community School District, Wisconsin General Obligation Notes, Series 2021 4.000% due 03/01/2029	1,210	1,286
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,622

		2,908

Total Municipal Bonds & Notes (Cost $149,292)		144,589

	SHARES
SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
Fidelity Investments Money Market Government Portfolio, Class I (d)	927,882	928

Total Short-Term Instruments (Cost $928)		928

Total Investments in Securities (Cost $150,220)		145,517

INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	379,885	3,691

Total Short-Term Instruments (Cost $3,688)		3,691

Total Investments in Affiliates (Cost $3,688)		3,691

Total Investments 100.1% (Cost $153,908)		$149,208
Other Assets and Liabilities, net (0.1)%		(121)

Net Assets 100.0%		$149,087

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Security becomes interest bearing at a future date.
(d)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,194	$0	$1,194
Alaska	0	1,128	0	1,128
Arkansas	0	1,350	0	1,350
California	0	10,286	0	10,286
Connecticut	0	4,188	0	4,188
Florida	0	7,433	0	7,433
Georgia	0	1,415	0	1,415
Illinois	0	25,494	0	25,494
Indiana	0	1,152	0	1,152
Iowa	0	2,535	0	2,535
Kentucky	0	6,449	0	6,449
Louisiana	0	5,722	0	5,722
Maryland	0	1,441	0	1,441
Massachusetts	0	1,545	0	1,545
Michigan	0	11,590	0	11,590
Minnesota	0	2,593	0	2,593
Missouri	0	2,488	0	2,488
Nevada	0	5,338	0	5,338
New Jersey	0	2,575	0	2,575
New York	0	8,665	0	8,665
Ohio	0	2,933	0	2,933
Oregon	0	2,418	0	2,418
Pennsylvania	0	9,891	0	9,891
Rhode Island	0	960	0	960
South Carolina	0	1,082	0	1,082
South Dakota	0	1,102	0	1,102
Texas	0	15,026	0	15,026
Utah	0	1,035	0	1,035
Vermont	0	129	0	129
Washington	0	418	0	418
West Virginia	0	2,106	0	2,106
Wisconsin	0	2,908	0	2,908
Short-Term Instruments
Mutual Funds	928	0	0	928

	$928	$144,589	$0	$145,517
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,691	$0	$0	$3,691

Total Investments	$4,619	$144,589	$0	$149,208

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.3% ¤
MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 2.0%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	$2,150	$2,153
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	1,525	1,520
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,109

		5,782

ARIZONA 0.8%
Town of Queen Creek, Arizona Excise Tax Revenue Bound, Series 2022 5.000% due 08/01/2047	2,090	2,287

ARKANSAS 1.5%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,295

CALIFORNIA 3.9%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State General Obligation Bonds, Series 2022 5.000% due 04/01/2042	1,000	1,065
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,249
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	777
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007 3.770% (US0003M + 0.580%) due 09/01/2027 ~	1,000	995
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,775	6,230

		11,446

COLORADO 1.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,560
Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022 5.250% due 07/01/2052	2,100	2,280

		4,840

CONNECTICUT 7.8%
Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	4,842
5.000% due 09/01/2034	2,425	2,493
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2032	1,000	1,053
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,081
5.000% due 10/01/2037	5,710	6,179
5.000% due 01/01/2038	2,340	2,500
5.000% due 10/01/2038	4,370	4,708

		22,856

DISTRICT OF COLUMBIA 1.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,548

FLORIDA 2.7%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,608

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

Pinellas Park, Florida Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,346

		7,954

GEORGIA 1.0%
Coweta County Public Facilities Authority, Georgia Revenue Bonds,Series 2022 5.000% due 09/01/2047	1,000	1,099
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	1,947

		3,046

HAWAII 1.5%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,511

ILLINOIS 17.2%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,554
5.000% due 01/01/2046	1,340	1,340
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,051
5.000% due 01/01/2036	2,925	3,038
5.000% due 01/01/2041	5,665	5,780
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.500% due 01/01/2033	525	539
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	1,975	2,008
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	1,210	1,223
Illinois Development Finance Authority Revenue Bonds, Series 1991 0.000% due 07/15/2025 (a)	6,595	6,068
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,600
Illinois Finance Authority Revenue Bonds, Series 2021 5.000% due 08/15/2036	1,350	1,483
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,873
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,309
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,258
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,270
5.250% due 01/01/2048	2,000	2,038
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,322
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	907
5.000% due 04/01/2044	3,900	3,916
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,065
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	843

		50,485

LOUISIANA 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	1,000	1,042
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,024
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,008

		3,074

MAINE 1.9%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,488

MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	654

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	2,900

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,069

		3,969

MICHIGAN 4.6%
Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2044	3,240	3,549
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,894
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	2,430	2,483
Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2050	750	674
Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2040	2,650	2,890

		13,490

MISSOURI 3.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,410
Blue Springs, Missouri Revenue Bonds, Series 2022 5.000% due 08/01/2052	2,500	2,555
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	3,038
Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	3,000	3,194

		11,197

NEW JERSEY 0.3%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,018

NEW YORK 11.3%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 05/01/2034	5,035	5,060
5.000% due 05/01/2042	1,000	1,003
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,718
New York City, New York General Obligation Bonds, Series 2016 5.000% due 08/01/2038	2,800	2,945
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,551
New York State Dormitory Authority Revenue Bonds, Series 2014 5.000% due 03/15/2036	4,915	5,012
New York State Dormitory Authority School Districts Financing Program Revenue Bonds, (BAM Insured), Series 2022 5.000% due 10/01/2036	3,000	3,336
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,290
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,072
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,855	5,194

		33,181

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,408

OHIO 1.6%
Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,019
Cuyahoga County, Ohio Revenue Bonds, Series 2022 5.500% due 12/01/2039	2,090	2,374
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,372

		4,765

OKLAHOMA 0.9%
Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022 5.000% due 10/01/2047	2,500	2,750

OREGON 1.1%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (b)	3,775	3,269

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

PENNSYLVANIA 11.9%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,509
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,355
Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,877
5.000% due 03/15/2041	1,750	1,874
Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022 4.000% due 05/01/2049	2,000	1,798
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,550	2,587
Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured),Series 2022 5.000% due 04/01/2041	2,505	2,688
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,020
5.000% due 12/01/2044	6,465	6,567
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,033
5.000% due 12/01/2045	3,750	3,834
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,679
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,135
5.000% due 12/01/2047	1,000	1,034

		34,990

TEXAS 5.0%
Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,801
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,040
City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/15/2042	4,000	4,310
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,572
Lower Colorado River Authority, Texas Revenue Bonds, Series 2013 5.000% due 05/15/2027	1,195	1,202
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,345	2,439
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,500	1,409

		14,773

UTAH 2.5%
City of Salt Lake, Utah Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,052
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2043	1,000	1,093
South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,548
Utah County, Utah Revenue Bonds, Series 2014 5.000% due 05/15/2045	3,445	3,502

		7,195

VIRGINIA 1.0%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,784

WASHINGTON 1.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,500	1,542
Port of Seattle, Washington Revenue Bonds, Series 2018 5.000% due 05/01/2043	4,000	4,078

		5,620

Total Municipal Bonds & Notes (Cost $276,794)		273,675

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 4.240% (c)	164,798	165

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $165)		165

Total Investments in Securities (Cost $276,959)		273,840

INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	1,701,406	16,531

Total Short-Term Instruments (Cost $16,522)		16,531

Total Investments in Affiliates (Cost $16,522)		16,531

Total Investments 98.9% (Cost $293,481)		$290,371
Other Assets and Liabilities, net 1.1%		3,263

Net Assets 100.0%		$293,634

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,782	$0	$5,782
Arizona	0	2,287	0	2,287
Arkansas	0	4,295	0	4,295
California	0	11,446	0	11,446
Colorado	0	4,840	0	4,840
Connecticut	0	22,856	0	22,856
District of Columbia	0	3,548	0	3,548
Florida	0	7,954	0	7,954
Georgia	0	3,046	0	3,046
Hawaii	0	4,511	0	4,511
Illinois	0	50,485	0	50,485
Louisiana	0	3,074	0	3,074
Maine	0	5,488	0	5,488
Maryland	0	654	0	654
Massachusetts	0	3,969	0	3,969
Michigan	0	13,490	0	13,490
Missouri	0	11,197	0	11,197
New Jersey	0	1,018	0	1,018
New York	0	33,181	0	33,181
North Carolina	0	4,408	0	4,408
Ohio	0	4,765	0	4,765
Oklahoma	0	2,750	0	2,750
Oregon	0	3,269	0	3,269
Pennsylvania	0	34,990	0	34,990
Texas	0	14,773	0	14,773
Utah	0	7,195	0	7,195
Virginia	0	2,784	0	2,784
Washington	0	5,620	0	5,620
Short-Term Instruments
Mutual Funds	165	0	0	165

	$165	$273,675	$0	$273,840
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,531	$0	$0	$16,531

Total Investments	$16,696	$273,675	$0	$290,371

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO New York Municipal Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
MUNICIPAL BONDS & NOTES 98.8%
ALABAMA 1.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	$2,500	$2,627
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2027	4,000	4,177

		6,804

CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.850% due 06/01/2031	710	700
2.587% due 06/01/2029	3,000	2,515

		3,215

FLORIDA 0.1%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2038 (a)	1,000	493

GEORGIA 1.7%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,473
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	2,250	2,219
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	2,000	2,066

		7,758

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2029	1,000	1,006
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,240	1,300
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,730	2,751
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	4,735	4,761
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,019

		11,837

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,342

KENTUCKY 0.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,482

MICHIGAN 0.5%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.108% (US0003M) due 07/01/2032 ~	2,500	2,446

NEW YORK 82.9%
Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,132
5.000% due 11/01/2040	1,000	1,096
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,200	1,729
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,014
5.000% due 04/01/2033	1,100	1,194
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	595
5.000% due 08/01/2040	500	530

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,505
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	421
5.000% due 08/01/2036	500	524
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	5,905	5,560
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	454
5.000% due 07/01/2044	1,000	1,032
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,750	3,754
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,286
5.000% due 07/01/2035	1,100	1,174
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	317
5.000% due 09/15/2027	275	290
5.000% due 09/15/2028	275	290
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,024
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,154
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	537
5.000% due 09/01/2042	2,000	2,111
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.681% (SOFRRATE) due 11/01/2032 ~	1,500	1,449
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 5.000% due 11/15/2032	2,500	2,517
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,000	1,932
5.250% due 11/15/2056	3,900	3,902
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	7,475	7,481
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,515
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 10/01/2047	2,130	1,817
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,179
4.000% due 12/01/2046	2,570	2,235
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,630
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,108
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2038	2,500	2,611
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	2,755
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	936
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	2,000	1,980
New York City Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	2,500	2,384
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	801
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,398
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	5,600	5,031
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,252
5.000% due 01/01/2029	1,250	1,380
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,703
5.000% due 07/15/2035	2,500	2,708
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	2,370	2,710
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 3.400% due 08/01/2039	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,015
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	2,659
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,073
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042	2,545	2,425
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
3.650% due 08/01/2042	5,000	5,000
5.000% due 05/01/2037	2,500	2,685
5.000% due 05/01/2038	2,500	2,676
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000	6,810

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.000% due 11/01/2035	3,500	3,847
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.250% due 08/01/2040	10,000	11,184
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	341
5.000% due 12/01/2031	250	283
5.000% due 12/01/2032	300	339
5.000% due 12/01/2033	300	338
5.000% due 12/01/2034	575	644
5.000% due 12/01/2035	350	389
5.000% due 12/01/2036	400	443
5.000% due 12/01/2037	275	303
5.000% due 12/01/2038	300	330
5.000% due 12/01/2039	250	274
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020 5.000% due 12/01/2031	2,000	2,276
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 3.500% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 3.650% due 06/15/2050	1,300	1,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.400% due 06/15/2050	5,500	5,500
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	2,865
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 5.000% due 06/15/2050	2,750	2,916
New York City Water & Sewer System, New York Revenue Notes, Series 2020 5.000% due 06/15/2030	1,500	1,746
New York City, New York General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	954
New York City, New York General Obligation Bonds, Series 2018 3.400% due 12/01/2047	6,285	6,285
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2043	2,500	2,774
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	3,360	3,911
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	3,000	2,920
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	473
5.000% due 11/15/2029	1,000	1,046
5.000% due 11/15/2045	2,000	1,979
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	992
0.000% due 06/01/2055 (a)	16,875	1,175
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,600	1,759
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	6,000	5,464
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,873
2.800% due 09/15/2069	2,000	1,791
New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	1,594
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	3,400	3,201
4.000% due 11/15/2060	2,600	2,324
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	3,000	2,807
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	5,000	4,691
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,012
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,021
5.000% due 07/01/2050	1,285	1,294
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,127
5.000% due 02/15/2038	1,600	1,674
5.000% due 07/01/2038	1,000	1,073
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,028
4.000% due 07/01/2041	2,000	1,933
5.000% due 03/15/2041	3,500	3,689
5.000% due 07/01/2048	1,675	1,812
5.000% due 10/01/2048	1,500	1,713
5.250% due 03/15/2038	3,500	3,788
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	12,294
5.000% due 03/15/2041	2,000	2,117
5.000% due 03/15/2043	3,275	3,450
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,089
4.000% due 03/15/2035	5,000	5,076
4.000% due 02/15/2039	3,635	3,548
4.000% due 03/15/2044	1,000	948

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

4.000% due 07/01/2050	3,500	3,182
4.000% due 07/01/2053	8,675	7,913
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	1,250	1,101
5.000% due 03/15/2041	3,000	3,248
5.000% due 07/01/2042	750	822
5.000% due 07/15/2042	1,000	1,019
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,267
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	3,957
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,671
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,157
4.000% due 06/15/2045	1,000	984
New York State Environmental Facilities Corp. Revenue Notes, Series 2021 5.000% due 02/15/2027	245	269
New York State Housing Finance Agency Revenue Bonds, Series 2021 1.000% due 11/01/2061	4,000	3,619
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,066
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,006
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2054	3,000	3,176
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2041	1,000	1,071
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2041	5,000	5,369
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,472
5.000% due 10/01/2040	1,885	1,820
5.250% due 08/01/2031	2,595	2,608
5.375% due 08/01/2036	1,500	1,484
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,000	2,444
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,282
5.000% due 12/01/2033	2,000	2,129
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,037
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	750	735
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,797
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	4,015	3,751
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,649
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2038	4,000	4,289
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,568
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018 5.000% due 07/01/2037	525	559
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	796
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	27,290	2,829
4.000% due 06/01/2050	2,500	2,090
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.000% due 12/01/2034	325	341
Town of Hempstead, New York General Obligation Notes, Series 2021 5.000% due 06/15/2028	1,025	1,154
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	5,000	5,456
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,258
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,211
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 2.000% due 05/15/2045	1,000	913
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,711
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	3,597
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,135

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	730

		385,929

PENNSYLVANIA 0.9%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2037	1,850	1,963
5.500% due 06/30/2038	2,000	2,109

		4,072

PUERTO RICO 6.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (a)	4,353	1,910
0.000% due 11/01/2051 (a)	5,523	1,864
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	3,250	2,554
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (a)	173	160
5.625% due 07/01/2027	570	581
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.027% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,775
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022 5.000% due 07/01/2053 (b)	4,000	2,220
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	3,750	4,036
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (a)	30,365	5,504
4.550% due 07/01/2040	1,000	920
4.750% due 07/01/2053	9,752	8,645

		30,169

U.S. VIRGIN ISLANDS 0.7%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2028	3,000	3,108

Total Municipal Bonds & Notes (Cost $473,091)		459,655

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		349

Total Short-Term Instruments (Cost $349)		349

Total Investments in Securities (Cost $473,440)		460,004

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	219,867	2,136

Total Short-Term Instruments (Cost $2,134)		2,136

Total Investments in Affiliates (Cost $2,134)		2,136

Total Investments 99.3% (Cost $475,574)		$462,140
Other Assets and Liabilities, net 0.7%		3,101

Net Assets 100.0%		$465,241

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$349	U.S. Treasury Bills 0.000% due 06/29/2023		$(356)	$349	$349

Total Repurchase Agreements							$(356)	$349	$349

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$6,804	$0	$6,804
	California				0	3,215	0	3,215
	Florida				0	493	0	493
	Georgia				0	7,758	0	7,758
	Illinois				0	11,837	0	11,837
	Iowa				0	1,342	0	1,342
	Kentucky				0	2,482	0	2,482
	Michigan				0	2,446	0	2,446
	New York				0	385,929	0	385,929
	Pennsylvania				0	4,072	0	4,072
	Puerto Rico				0	30,169	0	30,169
	U.S. Virgin Islands				0	3,108	0	3,108
Short-Term Instruments
	Repurchase Agreements				0	349	0	349

					$0	$460,004	$0	$460,004
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$2,136	$0	$0	$2,136

Total Investments					$2,136	$460,004	$0	$462,140

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
CORPORATE BONDS & NOTES 55.3%
BANKING & FINANCE 53.4%
ABN AMRO Bank NV 4.750% due 09/22/2027 •(d)	EUR	16,400	$14,948
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(a)		$5,000	315
Athora Netherlands NV 7.000% due 06/19/2025 •(d)	EUR	5,200	5,449
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •		$7,000	5,755
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	1,300	1,125
8.000% due 01/22/2030 •		2,800	2,630
8.500% due 09/10/2030 •		7,600	7,177
10.500% due 07/23/2029		2,000	1,988
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)		13,000	13,408
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(d)(e)		$2,700	2,241
8.375% due 10/14/2030 •(d)		17,700	17,576
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(d)(e)	EUR	4,600	4,595
7.500% due 05/19/2025 •(d)		15,100	15,750
Bank of Nova Scotia
3.625% due 10/27/2081 •(f)		$5,900	4,305
4.900% due 06/04/2025 •(d)		7,300	7,017
Barclays PLC
6.125% due 12/15/2025 •(d)		39,600	36,184
8.000% due 06/15/2024 •(d)(e)		200	195
8.000% due 03/15/2029 •(d)(e)		8,600	8,062
BNP Paribas SA
7.375% due 08/19/2025 •(d)(e)		7,000	6,926
7.750% due 08/16/2029 •(d)(e)		10,400	10,296
9.250% due 11/17/2027 •(d)		5,700	5,957
BPCE SA 2.125% due 10/13/2046 •(e)	EUR	2,800	2,100
CaixaBank SA
3.625% due 09/14/2028 •(d)(e)		11,800	8,923
5.875% due 10/09/2027 •(d)(e)		17,000	16,716
CIFI Holdings Group Co. Ltd.
5.250% due 05/13/2026 ^(a)		$200	53
6.000% due 07/16/2025 ^(a)		200	53
Commerzbank AG 6.500% due 10/09/2029 •(d)	EUR	7,400	7,162
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)		9,000	7,474
3.250% due 12/29/2026 •(d)		400	366
4.875% due 06/29/2029 •(d)		1,600	1,473
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$200	115
5.125% due 01/17/2025		600	406
6.150% due 09/17/2025		600	394
8.000% due 01/27/2024		300	233
CPI Property Group SA 4.875% due 07/16/2025 •(d)	EUR	11,500	6,272
Credit Agricole SA 8.125% due 12/23/2025 •(d)		$9,300	9,451
Credit Suisse Group AG
5.250% due 02/11/2027 •(d)(e)		16,600	10,843
6.375% due 08/21/2026 •(d)(e)		22,500	16,181
6.442% due 08/11/2028 •		600	547
6.537% due 08/12/2033 •		1,300	1,144
9.750% due 06/23/2027 •(d)(e)		21,350	18,651
Deutsche Bank AG
3.742% due 01/07/2033 •		7,700	5,485
4.500% due 11/30/2026 •(d)	EUR	1,400	1,175
4.789% due 04/30/2025 •(d)		$6,200	5,236
5.882% due 07/08/2031 •		23,500	20,336
6.750% due 10/30/2028 •(d)(e)	EUR	6,000	5,634
10.000% due 12/01/2027 •(d)(e)		8,400	9,320
DNB Bank ASA 4.985% (US0003M + 0.250%) due 02/23/2023 ~(d)		$1,700	1,156

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		1,100	887
Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	13,000	11,068
6.500% due 04/15/2024 •(d)(e)		6,400	6,702
Freedom Mortgage Corp.
6.625% due 01/15/2027		$5,000	3,898
8.250% due 04/15/2025		1,506	1,357
Hongkong & Shanghai Banking Corp. Ltd. 4.625% (US0003M + 0.188%) due 01/27/2023 ~(d)		1,900	1,326
HSBC Bank PLC
4.420% (US0006M + 0.250%) due 03/31/2023 ~(d)		5,700	3,961
5.251% due 06/15/2023 •(d)		1,500	1,042
5.401% (US0006M + 0.250%) due 06/30/2023 ~(d)		5,090	3,538
HSBC Holdings PLC 6.500% due 03/23/2028 •(d)(e)		17,800	16,428
ING Groep NV
3.875% due 05/16/2027 •(d)(e)		2,000	1,467
4.250% due 05/16/2031 •(d)(e)		8,400	5,786
4.875% due 05/16/2029 •(d)(e)		6,000	4,650
6.500% due 04/16/2025 •(d)(e)		29,048	27,531
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(d)(e)	EUR	3,000	2,661
5.875% due 09/01/2031 •(d)(e)		16,700	14,439
6.375% due 03/30/2028 •(d)(e)		5,700	5,252
7.700% due 09/17/2025 •(d)(e)		$4,400	4,003
7.750% due 01/11/2027 •(d)(e)	EUR	1,850	1,916
8.248% due 11/21/2033 •		$9,700	9,868
LeasePlan Corp. NV 7.375% due 05/29/2024 •(d)(e)	EUR	7,400	7,870
Legal & General Group PLC 5.625% due 03/24/2031 •(d)	GBP	1,600	1,670
LFS Topco LLC 5.875% due 10/15/2026		$6,600	5,334
Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •	EUR	4,100	3,884
4.125% due 12/15/2051 •		$7,000	5,712
4.300% due 02/01/2061		5,100	3,118
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(d)(e)		9,700	9,424
7.500% due 09/27/2025 •(d)(e)		15,060	14,566
Midcap Financial Issuer Trust 6.500% due 05/01/2028		5,140	4,428
Munich Re 5.875% due 05/23/2042 •		2,000	2,002
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		5,200	4,662
Nationwide Building Society 5.875% due 12/20/2024 •(d)	GBP	400	458
NatWest Group PLC
4.600% due 06/28/2031 •(d)(e)		$18,550	13,327
6.000% due 12/29/2025 •(d)		22,000	20,371
8.000% due 08/10/2025 •(d)(e)		6,800	6,705
New Metro Global Ltd. 4.800% due 12/15/2024		200	155
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		12,400	9,604
Nova Ljubljanska Banka dd 3.400% due 02/05/2030 •	EUR	4,600	4,086
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		$6,400	5,001
5.750% due 09/15/2031		1,600	1,271
Prudential Financial, Inc. 5.125% due 03/01/2052 •		5,900	5,377
Santander U.K. Group Holdings PLC 6.750% due 06/24/2024 •(d)(e)	GBP	3,500	4,077
Seazen Group Ltd.
4.450% due 07/13/2025		$200	141
6.000% due 08/12/2024		400	314
6.150% due 04/15/2023		200	190
Societe Generale SA
4.750% due 05/26/2026 •(d)		2,200	1,873
6.221% due 06/15/2033 •		16,200	15,196
6.750% due 04/06/2028 •(d)		3,000	2,694
7.375% due 10/04/2023 •(d)(e)		500	480
8.000% due 09/29/2025 •(d)		6,450	6,462
9.375% due 11/22/2027 •(d)		4,100	4,218
Standard Chartered PLC 7.750% due 08/15/2027 •(d)		7,800	7,728
Textron Financial Corp. 6.341% (US0003M + 1.735%) due 02/15/2067 ~		13,042	9,358
Toronto-Dominion Bank 8.125% due 10/31/2082 •		7,000	7,297
UBS Group AG
4.375% due 02/10/2031 •(d)		1,700	1,296
4.375% due 02/10/2031 •(d)(e)		2,400	1,829

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2022 (Unaudited)

4.875% due 02/12/2027 •(d)		8,400	7,140
UniCredit SpA
3.127% due 06/03/2032 •		8,100	6,106
5.459% due 06/30/2035 •		12,900	10,506
USB Realty Corp. 5.226% (US0003M + 1.147%) due 01/15/2027 ~(d)		6,567	5,048
Virgin Money U.K. PLC 9.250% due 06/08/2024 •(d)(e)	GBP	6,300	7,629
Virgin Money UK PLC 7.875% due 12/14/2028 •		900	1,088
Zurich Finance Ireland Designated Activity Co. 3.500% due 05/02/2052 •		$6,250	4,834

			691,107

INDUSTRIALS 1.4%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	1,900	1,844
Altice France SA 5.500% due 10/15/2029		$7,100	5,427
CGG SA 8.750% due 04/01/2027		3,200	2,563
South Jersey Industries, Inc. 5.020% due 04/15/2031		10,000	7,794

			17,628

UTILITIES 0.5%
CMS Energy Corp. 4.750% due 06/01/2050 •		3,000	2,602
Sempra Energy 4.125% due 04/01/2052 •		5,000	3,896

			6,498

Total Corporate Bonds & Notes (Cost $860,855)			715,233

		SHARES
PREFERRED SECURITIES 42.1%
BANKING & FINANCE 36.8%
Abanca Corp. Bancaria SA 6.000% due 01/20/2026 •(d)		2,400,000	2,248
Aircastle Ltd. 5.250% due 06/15/2026 •(d)		5,200,000	3,928
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)		5,000,000	3,199
American AgCredit Corp. 5.250% due 06/15/2026 •(d)		5,000,000	4,227
American Express Co. 3.550% due 09/15/2026 •(d)		18,600,000	15,313
Banco Bilbao Vizcaya Argentaria SA 6.000% due 01/15/2026 •(d)		4,600,000	4,705
Banco Santander SA
4.125% due 11/12/2027 •(d)		8,400,000	7,210
4.375% due 01/14/2026 •(d)(e)		3,600,000	3,286
Bank of America Corp.
4.375% due 01/27/2027 •(d)		200,000	171
5.875% due 03/15/2028 •(d)		46,210,000	40,978
Bankinter SA 6.250% due 01/17/2026 •(d)		3,200,000	3,376
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)		2,000,000	1,790
CaixaBank SA
5.250% due 03/23/2026 •(d)		4,000,000	3,717
6.750% due 06/13/2024 •(d)(e)		7,000,000	7,329
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)		30,000,000	23,912
5.000% due 12/01/2027 •(d)		11,875,000	9,933
Citigroup, Inc.
4.000% due 12/10/2025 •(d)		6,600,000	5,769
4.700% due 01/30/2025 •(d)		5,200,000	4,342
5.950% due 05/15/2025 •(d)		11,000,000	10,070
6.300% due 05/15/2024 •(d)		10,354,000	9,835
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(d)		8,500,000	6,906
5.650% due 10/06/2025 •(d)		5,000,000	4,842
6.375% due 04/06/2024 •(d)		8,400,000	7,708
Compeer Financial ACA 4.875% due 08/15/2026 •(d)		5,000,000	4,971
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)		10,000,000	8,024

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Farm Credit Bank of Texas 6.200% due 06/15/2028 •(d)		7,000,000	6,221
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(d)		10,000,000	8,110
3.800% due 05/10/2026 •(d)		3,500,000	2,874
4.400% due 02/10/2025 •(d)		4,300,000	3,636
7.466% (US0003M + 2.874%) due 01/30/2023 ~(d)		18,400,000	17,899
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)		3,913,000	4,841
JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)		200,000	3,490
4.600% due 02/01/2025 •(d)		30,500,000	27,178
4.625% due 06/01/2026 (d)		200,000	3,768
6.100% due 10/01/2024 •(d)		7,900,000	7,700
Morgan Stanley
4.875% due 01/15/2025 (d)		280,000	5,527
5.300% due 12/15/2025 •(d)		12,500,000	12,163
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)		361,506	8,318
5.875% due 09/15/2026 •(d)		3,100,000	3,058
6.500% due 10/15/2027 (d)		175,000	4,419
Nationwide Building Society 10.250% ~		73,204	11,085
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)		20,000,000	15,861
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)		29,439,725	30,307
SVB Financial Group
4.100% due 02/15/2031 •(d)		28,200,000	16,421
4.700% due 11/15/2031 •(d)		10,000,000	6,301
Truist Financial Corp.
5.100% due 03/01/2030 •(d)		9,700,000	9,030
7.871% (US0003M + 3.102%) due 12/15/2024 ~(d)		11,400,000	11,302
U.S. Bancorp
3.700% due 01/15/2027 •(d)		15,000,000	12,354
5.300% due 04/15/2027 •(d)		5,850,000	5,105
Wells Fargo & Co.
3.900% due 03/15/2026 •(d)		9,300,000	8,167
4.250% due 09/15/2026 (d)		200,000	3,294
4.750% due 03/15/2025 (d)		80,200	1,469
5.900% due 06/15/2024 •(d)		31,532,000	28,630

			476,317

INDUSTRIALS 1.7%
Energy Transfer LP
6.750% due 05/15/2025 •(d)		3,000,000	2,605
7.125% due 05/15/2030 •(d)		14,000,000	11,720
General Electric Co. 8.099% (US0003M + 3.330%) due 03/15/2023 ~(d)		8,095,000	8,029

			22,354

UTILITIES 3.6%
AT&T, Inc. 2.875% due 03/02/2025 •(d)		6,700,000	6,448
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(d)		8,900,000	8,378
Duke Energy Corp. 4.875% due 09/16/2024 •(d)		4,070,000	3,719
Edison International 5.000% due 12/15/2026 •(d)		15,000,000	12,692
Sempra Energy 4.875% due 10/15/2025 •(d)		16,200,000	15,048

			46,285

Total Preferred Securities (Cost $648,041)			544,956

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (g) 1.4%			18,749

U.S. TREASURY BILLS 1.0%	$
3.770% due 01/05/2023 - 03/02/2023 (b)(c)(j)		13,099	13,053

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $31,805)		31,802

Total Investments in Securities (Cost $1,540,701)		1,291,991

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	2,571,081	24,981

Total Short-Term Instruments (Cost $24,947)		24,981

Total Investments in Affiliates (Cost $24,947)		24,981

Total Investments 101.7% (Cost $1,565,648)		$1,316,972
Financial Derivative Instruments (h)(i) (0.5)%(Cost or Premiums, net $(3,799))		(6,207)
Other Assets and Liabilities, net (1.2)%		(16,418)

Net Assets 100.0%		$1,294,347

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of Nova Scotia	3.625%	10/27/2081	09/29/2021	$5,900	$4,305	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$18,749	U.S. Treasury Bills 0.000% due 06/29/2023	$(17,294)	$18,749	$18,751
U.S. Treasury Notes 0.125% due 05/15/2023	(1,830)

Total Repurchase Agreements	$(19,124)	$18,749	$18,751

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	3.810%	09/12/2022	01/10/2023	$(40,433)	$(40,917)
3.810	11/03/2022	01/10/2023	(8,337)	(8,391)
DBL	0.280	05/25/2022	TBD(3)	EUR	(3,495)	(3,737)
JML	4.163	10/11/2022	01/06/2023	$(38,030)	(38,399)
4.163	10/28/2022	01/06/2023	(5,913)	(5,959)
JPS	4.163	10/11/2022	01/06/2023	(5,226)	(5,276)

Total Reverse Repurchase Agreements	$(102,679)

Cash of $634 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(108,568) at a weighted average interest rate of 2.364%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz March Futures	03/2023	151	$17,040	$(186)	$9	$(21)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Treasury 2-Year Note March Futures	03/2023	238	48,809	63	0	(37)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	409	54,934	(518)	0	(205)
United Kingdom Long Gilt March Futures	03/2023	12	1,449	(95)	2	(4)

$(736)	$11	$(267)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	82	$(11,668)	$751	$93	$(41)
Euro-Buxl 30-Year Bond March Futures	03/2023	138	(19,978)	3,319	517	(89)
U.S. Treasury 5-Year Note March Futures	03/2023	1,269	(136,963)	224	109	0

$4,294	$719	$(130)

Total Futures Contracts	$3,558	$730	$(397)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(2)	1-Day GBP-SONIO Compounded-OIS	2.500%	Annual	03/15/2025	GBP	22,800	$(752)	$(283)	$(1,035)	$0	$(18)
Pay(2)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028	13,600	(1,043)	(283)	(1,326)	0	(21)
Receive(2)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	7,800	1,387	(58)	1,329	4	0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	4,900	1,503	49	1,552	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	$20,000	(4,738)	(852)	(5,590)	0	(78)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	1,500	88	250	338	4	0

Total Swap Agreements	$(3,555)	$(1,177)	$(4,732)	$16	$(117)

Cash of $15,312 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)	Unsettled variation margin asset of $40 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	GBP	659	$800	$3	$0
BPS	01/2023	EUR	805	859	0	(3)
01/2023	$1,756	EUR	1,647	8	0
CBK	01/2023	301	CHF	284	7	0
01/2023	12,999	EUR	12,192	57	0
JPM	01/2023	GBP	26,333	$31,798	0	(43)
MBC	01/2023	AUD	284	192	0	(1)
01/2023	EUR	223,837	234,611	0	(5,099)
01/2023	GBP	2,201	2,682	21	0
01/2023	$9,162	EUR	8,597	44	0
01/2023	1,282	GBP	1,051	0	(11)
RBC	01/2023	AUD	33	$22	0	0
SCX	01/2023	EUR	45,065	46,906	0	(1,354)
01/2023	$705	EUR	662	4	0

Total Forward Foreign Currency Contracts	$144	$(6,511)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	UniCredit SpA	1.000%	Quarterly	06/20/2027	2.549%	EUR	1,700	$(244)	$132	$0	$(112)

Total Swap Agreements	$(244)	$132	$0	$(112)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2022 (Unaudited)

(j)

Securities with an aggregate market value of $4,123 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$691,107	$0	$691,107
Industrials	0	17,628	0	17,628
Utilities	0	6,498	0	6,498
Preferred Securities
Banking & Finance	30,285	446,032	0	476,317
Industrials	0	22,354	0	22,354
Utilities	0	46,285	0	46,285
Short-Term Instruments
Repurchase Agreements	0	18,749	0	18,749
U.S. Treasury Bills	0	13,053	0	13,053

	$30,285	$1,261,706	$0	$1,291,991
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,981	$0	$0	$24,981

Total Investments	$55,266	$1,261,706	$0	$1,316,972

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	621	125	0	746
Over the counter	0	144	0	144

	$621	$269	$0	$890
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(155)	(359)	0	(514)
Over the counter	0	(6,623)	0	(6,623)

	$(155)	$(6,982)	$0	$(7,137)

Total Financial Derivative Instruments	$466	$(6,713)	$0	$(6,247)

Totals	$55,732	$1,254,993	$0	$1,310,725

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.9% ¤
CORPORATE BONDS & NOTES 12.8%
BANKING & FINANCE 8.4%
ABN AMRO Bank NV 4.750% due 07/28/2025		$100	$97
AerCap Ireland Capital DAC
3.000% due 10/29/2028		300	252
3.300% due 01/30/2032		300	235
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,422
3.800% due 08/15/2029		$881	801
Aviation Capital Group LLC 5.500% due 12/15/2024		400	393
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	8
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	400	413
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		$800	794
Barclays PLC
4.337% due 01/10/2028		200	186
4.375% due 03/15/2028 •(g)(h)		700	535
4.972% due 05/16/2029 •		200	188
5.088% due 06/20/2030 •		200	185
5.200% due 05/12/2026		200	195
5.875% due 09/15/2024 •(g)	GBP	200	222
7.125% due 06/15/2025 •(g)(h)		882	1,011
8.000% due 06/15/2024 •(g)(h)		$200	195
Credit Suisse AG
2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	400	421
6.500% due 08/08/2023 (h)		$1,000	971
Credit Suisse Group AG
3.750% due 03/26/2025		500	450
6.250% due 12/18/2024 •(g)(h)		500	394
6.375% due 08/21/2026 •(g)(h)		574	413
7.500% due 12/11/2023 •(g)(h)		300	263
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,500	1,465
1.625% due 01/20/2027		2,800	2,647
1.750% due 01/17/2028		300	275
5.966% (US0003M + 1.230%) due 02/27/2023 ~		$881	881
Discover Bank 4.650% due 09/13/2028		400	375
Equinix, Inc. 1.550% due 03/15/2028		500	414
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,915	1,828
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	413
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		$2,000	1,971
GSPA Monetization Trust 6.422% due 10/09/2029		28	27
Healthcare Realty Holdings LP 2.400% due 03/15/2030		346	271
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,202
3.000% due 05/29/2030 •	GBP	723	727
4.292% due 09/12/2026 •		$472	452
ING Groep NV
3.875% due 05/16/2027 •(g)(h)		800	587
4.250% due 05/16/2031 •(g)(h)		200	138
5.750% due 11/16/2026 •(g)(h)		200	178
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		1,500	1,501
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		3,138	2,748
Lloyds Banking Group PLC
4.550% due 08/16/2028		801	755
7.500% due 09/27/2025 •(g)(h)		1,992	1,927
Nationwide Building Society 4.363% due 08/01/2024 •		500	494

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

NatWest Group PLC
2.875% due 09/19/2026 •	GBP	158	175
4.269% due 03/22/2025 •		$500	489
4.500% due 03/31/2028 •(g)(h)	GBP	800	745
4.519% due 06/25/2024 •		$1,412	1,399
5.076% due 01/27/2030 •		200	189
8.000% due 08/10/2025 •(g)(h)		440	434
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,145
2.679% due 07/16/2030		1,491	1,196
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	6,027	669
Nykredit Realkredit AS 1.500% due 10/01/2053		30,866	3,427
OneMain Finance Corp. 5.625% due 03/15/2023		$93	93
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	9,164	1,018
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$801	788
Societe Generale SA 7.875% due 12/18/2023 •(g)(h)		900	893
Standard Chartered PLC
4.300% due 08/19/2028 •(g)		400	308
7.750% due 04/02/2023 •(g)		1,100	1,094
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		3,609	2,860
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		1,100	1,102
UBS Group AG 4.751% due 05/12/2028 •		2,400	2,300
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,234
1.741% due 05/04/2030 •		700	636
2.879% due 10/30/2030 •		$500	426

			53,940

INDUSTRIALS 3.9%
Aker BP ASA 2.875% due 01/15/2026		450	416
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		700	612
BAT International Finance PLC 3.950% due 06/15/2025		93	89
Broadcom, Inc.
2.450% due 02/15/2031		1,000	790
3.137% due 11/15/2035		700	517
3.187% due 11/15/2036		400	289
3.469% due 04/15/2034		600	480
3.500% due 02/15/2041		500	357
3.750% due 02/15/2051		200	139
Charter Communications Operating LLC
4.908% due 07/23/2025		315	309
6.090% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,106
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	634
DAE Funding LLC
1.625% due 02/15/2024		1,100	1,045
2.625% due 03/20/2025		500	468
3.375% due 03/20/2028		600	534
Dell International LLC
4.900% due 10/01/2026		78	77
5.300% due 10/01/2029		235	230
Energy Transfer LP 4.250% due 03/15/2023		235	234
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	628	615
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,238	1,089
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,011
3.875% due 07/26/2029		1,255	1,076
INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	887
MPLX LP 2.650% due 08/15/2030		$900	731
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		785	769
3.522% due 09/17/2025		1,177	1,095
4.345% due 09/17/2027		1,741	1,581
4.810% due 09/17/2030		500	425
Oracle Corp. 3.850% due 04/01/2060		4,080	2,729
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		800	683

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	1,020	693
3.375% due 07/09/2060	820	553
Warnermedia Holdings, Inc.
4.054% due 03/15/2029	400	347
4.279% due 03/15/2032	1,400	1,157

		24,767

UTILITIES 0.5%
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,118	1,648
4.550% due 07/01/2030	800	727
Rio Oil Finance Trust 8.200% due 04/06/2028	409	415
Sprint LLC 7.875% due 09/15/2023	189	192

		2,982

Total Corporate Bonds & Notes (Cost $97,637)		81,689

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	85	86
6.725% due 04/01/2035	185	189

Total Municipal Bonds & Notes (Cost $279)		275

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
2.241% due 01/25/2031 ~(a)	394	38
2.701% due 12/01/2034 •	27	26
3.906% due 03/01/2034 •	13	13
4.500% due 09/25/2040	649	634
Freddie Mac
3.500% due 07/15/2042	1,050	963
4.000% due 01/01/2048 - 03/01/2049	498	477
6.500% due 05/01/2035	29	30
Ginnie Mae
1.750% due 11/20/2044 •	140	137
2.459% due 08/20/2047 ~	87	83
2.857% due 04/20/2068 ~	527	516
U.S. Small Business Administration
5.490% due 03/01/2028	8	7
6.020% due 08/01/2028	57	57
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	3,379	3,130
6.000% due 08/01/2036 - 04/01/2041	250	259
6.500% due 09/01/2036	38	39

Total U.S. Government Agencies (Cost $6,917)		6,409

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Bonds
4.000% due 11/15/2042 (b)	1,500	1,469
4.000% due 11/15/2052	1,100	1,102
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2031 (m)	4,465	3,968
0.125% due 02/15/2051 (m)	1,946	1,255
0.125% due 02/15/2052 (m)	856	556
0.625% due 02/15/2043 (k)	813	657
1.375% due 02/15/2044 (k)(m)	5,009	4,657

Total U.S. Treasury Obligations (Cost $16,426)		13,664

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
280 Park Avenue Mortgage Trust 5.317% due 09/15/2034 •	1,800	1,712
Adjustable Rate Mortgage Trust 3.765% due 01/25/2036 ^~	597	465
American Home Mortgage Assets Trust
4.579% due 10/25/2046 •	128	69
6.750% due 11/25/2046 þ	155	133
Atrium Hotel Portfolio Trust 6.068% due 12/15/2036 •	2,300	2,207
Banc of America Funding Trust 3.571% due 09/20/2046 ^~	566	488
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	24	23
4.709% due 08/25/2036 ~	92	78
BSST Mortgage Trust 6.086% due 02/15/2037 •	4,600	4,242

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

BX Trust 5.085% (TSFR1M + 0.749%) due 04/15/2039 ~	1,200	1,108
Chase Mortgage Finance Trust 3.707% due 09/25/2036 ^~	156	129
Citigroup Mortgage Loan Trust
3.871% due 09/25/2037 ^~	12	10
6.170% due 09/25/2062 þ	3,106	3,043
CitiMortgage Alternative Loan Trust 4.989% due 04/25/2037 •	194	164
Commercial Mortgage Trust 3.545% due 02/10/2036	3,766	3,448
Countrywide Alternative Loan Trust
4.629% due 12/25/2046 ~	880	750
5.500% due 06/25/2025	260	211
5.500% due 05/25/2035	346	267
5.500% due 11/25/2035 ^	88	56
6.000% due 12/25/2035 ^	323	238
6.000% due 05/25/2036 ^	50	25
6.250% due 08/25/2036	698	418
7.000% due 10/25/2037	107	41
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	232	121
6.000% due 02/25/2037 ^	250	131
Credit Suisse Mortgage Capital Trust 3.861% due 06/25/2050 ~	694	585
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.769% due 02/25/2037 ^•	660	565
4.889% due 02/25/2035 ~	40	38
First Horizon Alternative Mortgage Securities Trust 4.435% due 06/25/2036 ^~	420	336
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	3,300	3,330
HarborView Mortgage Loan Trust 4.749% due 12/19/2036 •	295	243
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	73	72
Impac CMB Trust 5.029% due 03/25/2035 ~	132	120
IndyMac INDX Mortgage Loan Trust
4.789% due 11/25/2046 ~	737	642
4.869% due 07/25/2035 •	220	203
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	3,500	2,863
4.248% due 07/05/2033	1,700	1,591
5.372% due 07/05/2033 •	1,452	1,366
5.442% due 04/15/2037 •	2,200	2,008
5.768% due 12/15/2031 •	367	350
JP Morgan Mortgage Trust
3.196% due 07/27/2037 ~	88	80
3.708% due 07/25/2035 ~	28	28
5.750% due 01/25/2036 ^	11	6
Lehman Mortgage Trust 5.039% due 11/25/2036 •	174	88
Lehman XS Trust 4.839% due 08/25/2046 ~	355	333
Luminent Mortgage Trust 3.087% due 04/25/2036 ~	3,841	2,851
MASTR Adjustable Rate Mortgages Trust 3.874% due 11/21/2034 ~	648	584
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	120	80
Merrill Lynch Alternative Note Asset Trust
4.789% due 03/25/2037 ~	2,284	652
6.000% due 03/25/2037	54	22
Merrill Lynch Mortgage Investors Trust
2.848% due 04/25/2035 ~	11	10
3.165% due 02/25/2036 ~	2	2
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036	85	40
MortgageIT Mortgage Loan Trust 4.909% due 12/25/2035 ~	234	220
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~	1,248	1,182
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	28	15
Nomura Resecuritization Trust 5.289% due 07/25/2036 ~	2,636	2,516
NovaStar Mortgage Funding Trust 0.412% due 09/25/2046 ~	674	236
Prime Mortgage Trust 6.000% due 06/25/2036 ^	5	5
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~	330	287
4.709% due 01/25/2037 ~	1,614	1,351
4.889% due 08/25/2037 ~	16	14
6.000% due 01/25/2037 ^	36	27

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

6.000% due 03/25/2037		91	76
Residential Funding Mortgage Securities, Inc. Trust 3.726% due 04/25/2037 ~		163	127
Sequoia Mortgage Trust 3.182% due 09/20/2046 ^~		103	71
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		406	373
Structured Adjustable Rate Mortgage Loan Trust
3.490% due 03/25/2036 ^~		41	30
3.778% due 08/25/2035 ~		32	19
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	695	791
Thornburg Mortgage Securities Trust
1.528% due 03/25/2044 ~		$53	52
2.994% due 09/25/2037 ~		1	1
3.551% due 12/25/2044 ~		87	81
Towd Point Mortgage Funding 4.471% due 02/20/2054 •	GBP	564	679
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$578	559
3.204% due 10/25/2057 ~		1,479	1,182
WaMu Mortgage Pass-Through Certificates Trust
3.048% due 02/25/2046 ~		57	51
3.118% due 01/25/2046 •		4,674	3,979
3.229% due 06/25/2037 ^~		134	121
3.240% due 06/25/2037 ^~		129	112
3.813% due 10/25/2035 ~		20	18
3.889% due 12/25/2035 ~		199	185
3.952% due 01/25/2035 ~		50	45
4.929% due 12/25/2045 •		17	16
5.029% due 08/25/2045 ~		3,431	3,255
5.169% due 01/25/2045 •		638	581
Washington Mutual Mortgage Pass-Through Certificates Trust
2.798% due 02/25/2047 ^•		780	660
2.988% due 04/25/2046 ~		64	53
4.051% due 09/25/2036 ~		496	146
4.889% due 02/25/2036 •		523	426
Wells Fargo Mortgage-Backed Securities Trust 4.437% due 09/25/2036 ^~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $63,666)			58,211

ASSET-BACKED SECURITIES 28.4%
Aames Mortgage Investment Trust 5.006% due 07/25/2035 •		381	376
Aegis Asset-Backed Securities Trust 5.124% due 08/25/2035 ~		4,370	3,536
ALM Ltd. 5.929% due 10/15/2029 •		3,000	2,922
Arbor Realty Commercial Real Estate Notes Ltd.
5.257% due 01/15/2037 •		3,200	3,118
6.736% due 05/15/2037 •		1,200	1,173
7.236% due 05/15/2037 •		1,200	1,177
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.049% due 11/25/2035 •		2,307	2,214
Asset-Backed Securities Corp. Home Equity Loan Trust 5.199% due 06/25/2034 ~		881	818
Atlas Senior Loan Fund Ltd. 0.000% due 07/20/2032 ~		2,500	2,359
Barings CLO Ltd. 5.029% due 04/15/2031 •		2,900	2,844
Bear Stearns Asset-Backed Securities Trust
5.439% due 08/25/2037 •		598	535
5.989% due 08/25/2037 ~		3,000	2,540
Blackrock European CLO DAC 1.998% due 10/15/2031 ~	EUR	2,100	2,180
BNPP AM Euro CLO DAC 2.028% due 10/15/2031 •		355	373
Cairn CLO DAC 2.275% due 01/31/2030 •		938	984
Carlyle Euro CLO DAC 2.688% due 08/15/2032 ~		1,200	1,248
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$120	120
Carrington Mortgage Loan Trust 5.099% due 04/17/2031 ~		2,800	2,750
Centex Home Equity Loan Trust 5.034% due 03/25/2034 •		88	84
CIFC Funding Ltd. 5.908% due 04/25/2033 ~		1,950	1,877
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		800	800
Citigroup Mortgage Loan Trust
4.579% due 05/25/2037 •		885	591
4.709% due 09/25/2036 •		2,975	2,140
4.839% due 10/25/2036 •		243	240

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.869% due 08/25/2036 ~		1,000	873
4.869% due 11/25/2036 •		3,100	2,903
4.909% due 03/25/2036 ~		1,205	1,072
5.289% due 09/25/2035 ^~		1,370	1,258
7.250% due 05/25/2036 þ		101	53
Countrywide Asset-Backed Certificates 4.789% due 02/25/2037 ~		300	273
Countrywide Asset-Backed Certificates Trust 5.129% due 08/25/2047 •		311	300
Countrywide Partnership Trust 5.289% due 02/25/2035 •		3,774	3,565
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,960	429
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	3,700	3,846
2.112% due 07/21/2030 ~		859	902
2.676% due 09/15/2031 ~		1,600	1,667
ECMC Group Student Loan Trust 5.389% due 07/25/2069 •		$485	475
Ellington Loan Acquisition Trust 5.489% due 05/25/2037 •		1,485	1,426
Encore Credit Receivables Trust 5.124% due 09/25/2035 •		42	42
Exeter Automobile Receivables Trust 5.290% due 01/15/2025		3,800	3,800
First Franklin Mortgage Loan Trust
4.529% due 03/25/2037 •		1,977	1,144
4.699% due 09/25/2036 •		122	111
5.109% due 11/25/2035 •		537	493
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	2,490	1,836
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		$3,600	3,467
FREED ABS Trust 6.490% due 12/18/2029		1,696	1,696
Fremont Home Loan Trust
4.529% due 11/25/2036 •		333	200
4.539% due 10/25/2036 ~		1,071	453
4.729% due 02/25/2037 ~		991	354
5.124% due 01/25/2035 •		178	172
5.124% due 07/25/2035 ~		5	5
Galaxy CLO Ltd. 5.049% due 10/15/2030 •		1,020	998
Gallatin CLO Ltd. 5.729% due 07/15/2031 ~		1,200	1,154
GSAA Home Equity Trust
4.529% due 03/25/2036 •		206	77
5.029% due 04/25/2047 ~		409	197
6.795% due 06/25/2036 þ		360	96
GSAMP Trust
4.479% due 01/25/2037 •		1,567	953
4.489% due 12/25/2046 •		149	75
4.519% due 12/25/2046 •		1,455	785
4.619% due 01/25/2037 •		410	329
Halseypoint CLO Ltd. 5.683% due 07/20/2031 •		600	589
Harvest CLO DAC 2.136% due 10/20/2031 •	EUR	3,200	3,327
Home Equity Mortgage Loan Asset-Backed Trust 4.609% due 04/25/2037 •		$313	243
HSI Asset Securitization Corp. Trust 4.869% due 11/25/2035 •		2,410	2,170
JP Morgan Mortgage Acquisition Trust
4.599% due 10/25/2036 ~		216	212
4.789% due 07/25/2036 ~		6,824	6,269
Jubilee CLO DAC
1.978% due 04/15/2030 ~	EUR	2,100	2,200
2.028% due 04/15/2031 •		900	918
LL ABS Trust 6.630% due 05/15/2030		$2,569	2,560
Long Beach Mortgage Loan Trust 4.829% due 02/25/2036 •		579	559
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	915
2.058% due 10/15/2030 •		657	687
3.078% due 10/15/2032 •		2,200	2,248
Marlette Funding Trust
5.180% due 11/15/2032		$2,004	1,989
5.950% due 11/15/2032		1,000	977
Master Credit Card Trust 4.844% due 07/21/2024 •		2,000	2,000
Merrill Lynch Mortgage Investors Trust 4.909% due 02/25/2037 •		2,457	750
MF1 Ltd. 5.576% due 02/19/2037 ~		2,700	2,578

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
4.604% due 03/25/2037 ~		816	336
5.319% due 07/25/2035 ~		858	824
Mountain View CLO LLC 5.169% due 10/16/2029 •		1,044	1,033
Nelnet Student Loan Trust 5.093% due 04/20/2062 •		1,804	1,751
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		255	64
NovaStar Mortgage Funding Trust 4.589% due 09/25/2037 ~		483	466
OCP CLO Ltd. 5.363% due 07/20/2029 ~		1,104	1,094
Oportun Issuance Trust 7.451% due 01/08/2030		3,274	3,275
Option One Mortgage Loan Trust
4.929% due 01/25/2036 •		2,014	1,784
5.169% due 02/25/2035 •		462	437
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		2,257	2,168
4.970% due 01/15/2030		846	833
6.060% due 03/15/2030		4,133	4,084
Palmer Square European Loan Funding DAC 2.098% due 10/15/2031 •	EUR	3,912	4,060
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.364% due 07/25/2035 •		$1,400	1,067
6.114% due 02/25/2035 ~		4,155	3,594
PFP Ltd. 6.600% due 08/19/2035 ~		2,400	2,358
PRET LLC
2.487% due 07/25/2051 þ		2,526	2,345
3.721% due 07/25/2051 þ		1,862	1,746
5.240% due 04/25/2052 þ		1,425	1,376
Ready Capital Mortgage Financing LLC
6.539% due 02/25/2035 •		1,101	1,076
6.875% due 10/25/2039 •		2,796	2,792
Renaissance Home Equity Loan Trust 5.489% due 09/25/2037 •		239	113
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		601	529
4.320% due 09/25/2030		613	592
5.380% due 11/25/2030		2,153	2,099
Residential Asset Securities Corp. Trust
4.969% due 06/25/2033 •		81	73
5.049% due 12/25/2035 •		1,479	1,405
5.349% due 01/25/2036 •		5,075	4,515
Saxon Asset Securities Trust 4.689% due 09/25/2036 •		1,700	1,301
Securitized Asset-Backed Receivables LLC Trust 5.109% due 10/25/2035 ~		1,509	1,314
SLM Private Education Loan Trust 9.068% due 10/15/2041 •		2,391	2,567
SLM Student Loan Trust 5.858% due 04/25/2023 ~		147	145
SMB Private Education Loan Trust
1.070% due 01/15/2053		2,117	1,818
5.048% due 01/15/2053 •		2,250	2,155
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,042	944
Sound Point CLO Ltd. 5.338% due 07/25/2030 •		2,900	2,857
Soundview Home Loan Trust
4.854% due 02/25/2036 •		914	831
5.689% due 10/25/2037 ~		492	364
Specialty Underwriting & Residential Finance Trust 4.353% due 12/25/2036 •		411	390
Starwood Mortgage Trust 5.607% due 11/15/2038 ~		4,300	4,194
Symphony CLO Ltd. 4.961% due 07/14/2026 ~		86	86
Theorem Funding Trust
1.850% due 02/15/2028		1,310	1,278
7.600% due 04/15/2029		2,731	2,722
TICP CLO Ltd. 5.083% due 04/20/2028 •		778	775
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~		205	201
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		1,900	1,856
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		1,458	1,356

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		555	532

Total Asset-Backed Securities (Cost $191,763)			181,244

SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		149	34
1.500% due 07/09/2035 þ		97	22
Brazil Government International Bond 4.750% due 01/14/2050		572	403

Total Sovereign Issues (Cost $671)			459

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		56,050	58
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		1,098,000	1,055

Total Preferred Securities (Cost $1,185)			1,113

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 48.2%
COMMERCIAL PAPER 1.9%
American Electric Power Co., Inc. 4.800% due 01/04/2023		$4,200	4,197
AT&T, Inc. 4.650% due 01/03/2023		2,800	2,799
Duke Energy Corp. 4.620% due 01/11/2023		2,700	2,696
Quanta Services, Inc. 5.100% due 01/13/2023		2,500	2,495

			12,187

REPURCHASE AGREEMENTS (i) 28.9%			184,605

SHORT-TERM NOTES 2.7%
Federal Home Loan Bank
4.320% due 01/06/2023 •		6,200	6,200
4.340% due 02/10/2023 •		6,300	6,300
4.345% due 02/23/2023 •		4,500	4,500

			17,000

HUNGARY TREASURY BILLS 0.5%
18.250% due 01/03/2023 (d)(e)	HUF	1,071,000	2,871

JAPAN TREASURY BILLS 8.8%
(0.176)% due 01/11/2023 - 02/06/2023 (d)(e)	JPY	7,330,000	55,858

U.S. TREASURY BILLS 5.4%
4.187% due 02/02/2023 - 03/02/2023 (d)(e)(m)		$34,599	34,431

Total Short-Term Instruments (Cost $300,921)			306,952

Total Investments in Securities (Cost $679,465)			650,016

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		111,374	1,082

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $1,083)	1,082

Total Investments in Affiliates (Cost $1,083)	1,082

Total Investments 102.1% (Cost $680,548)	$651,098
Financial Derivative Instruments (j)(l) 0.8%(Cost or Premiums, net $8,709)	5,221
Other Assets and Liabilities, net (2.9)%	(18,405)

Net Assets 100.0%	$637,914

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	4.330%	12/30/2022	01/03/2023	$155,200	U.S. Treasury Notes 2.375% due 03/31/2029	$(157,745)	$155,200	$155,275
BSN	4.250	12/30/2022	01/03/2023	23,400	U.S. Treasury Notes 2.375% due 03/31/2029	(23,858)	23,400	23,411
FICC	1.900	12/30/2022	01/03/2023	6,005	U.S. Treasury Bills 0.000% due 06/29/2023	(6,125)	6,005	6,005

Total Repurchase Agreements	$(187,728)	$184,605	$184,691

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	206	$42,246	$40	$0	$(32)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	19	$(2,704)	$175	$22	$(10)
Euro-Buxl 30-Year Bond March Futures	03/2023	5	(724)	137	19	(3)
U.S. Treasury 5-Year Note March Futures	03/2023	29	(3,130)	0	2	0

$312	$43	$(13)

Total Futures Contracts	$352	$43	$(45)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	1.297%		$1,300	$(2)	$(11)	$(13)	$1	$0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964		1,200	235	(105)	130	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	EUR	2,400	544	(213)	331	1	0

							$777	$(329)	$448	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$828	$(30)	$(2)	$(32)	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027		500	(41)	12	(29)	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly		12/20/2027		500	(21)	25	4	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		30,000	315	11	326	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		60,600	78	429	507	2	0

							$301	$475	$776	$3	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$30,100	$(1,204)	$(237)	$(1,441)	$0	$(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	1,425	6,843	118	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		15,600	3,502	864	4,366	77	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	22,600	(29)	17	(12)	3	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		22,600	0	12	12	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,600	(30)	18	(12)	4	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,600	0	12	12	0	(4)
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		7,900	(13)	7	(6)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		7,900	0	6	6	0	(1)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		17,450	575	(3,378)	(2,803)	0	(44)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	9,900	(1,017)	(305)	(1,322)	0	(52)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		3,100	534	148	682	32	0

							$7,736	$(1,411)	$6,325	$235	$(129)

Total Swap Agreements							$8,814	$(1,265)	$7,549	$240	$(129)

(k)

Securities with an aggregate market value of $2,179 and cash of $7,604 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	JPY	1,810,000	$12,658	$0	$(1,145)
BPS	01/2023	HUF	225,691	590	0	(15)
03/2023	MXN	51,006	2,531	0	(50)
BRC	01/2023	CNH	384	55	0	0
01/2023	HUF	243,517	635	0	(18)
CBK	01/2023	BRL	6,566	1,251	7	0
01/2023	EUR	555	588	0	(6)
01/2023	ILS	9,799	3,104	316	0
CLY	01/2023	HUF	383,334	974	0	(53)
01/2023	$2,879	ILS	9,798	0	(92)
GLM	01/2023	CNH	399	$57	0	0
01/2023	HUF	215,374	552	0	(26)
01/2023	$1,232	BRL	6,566	11	0
03/2023	MXN	85,026	$4,136	0	(167)
04/2023	BRL	6,566	1,211	0	(12)
MBC	01/2023	CAD	2,733	2,037	19	0
01/2023	DKK	35,036	4,925	0	(121)
01/2023	EUR	33,759	35,382	0	(771)
01/2023	GBP	3,556	4,334	34	0
02/2023	JPY	1,840,000	12,746	0	(1,333)
05/2023	CNH	247	37	1	0
MYI	01/2023	DKK	1,990	283	0	(3)
RBC	03/2023	MXN	603	30	0	0
04/2023	$6,868	MXN	142,360	296	0
TOR	01/2023	JPY	3,680,000	$25,074	0	(3,046)
UAG	01/2023	TRY	2,071	104	0	(6)

Total Forward Foreign Currency Contracts	$684	$(6,864)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$440	$(105)	$101	$0	$(4)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	3,342	4.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$27,331	$0	$114	$114	$0
BPS	Pay	S&P 500 Total Return Index	8,173	4.705% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	66,839	0	264	264	0
Pay	S&P 500 Total Return Index	26,266	4.615% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023	199,330	0	(13,652)	0	(13,652)
CBK	Receive	ERAUSLT Index	182,800	4.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	81,838	0	(340)	0	(340)
FAR	Pay	S&P 500 Total Return Index	2,434	4.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	19,905	0	30	30	0
GST	Pay	S&P 500 Total Return Index	3,666	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	30,401	0	479	479	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	S&P 500 Total Return Index	686	4.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	5,953	0	367	367	0
Pay	S&P 500 Total Return Index	5,092	4.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	44,188	0	2,725	2,725	0
Pay	S&P 500 Total Return Index	119	4.540% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	973	0	4	4	0
Pay	S&P 500 Total Return Index	11,265	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	92,125	0	382	382	0
JPM	Receive	ERAUSLT Index	474,398	4.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	212,383	0	(779)	0	(779)
Receive	ERAUSLT Index	38,081	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	17,048	0	(71)	0	(71)
Receive	ERAUSLT Index	546,838	4.610% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023	221,273	0	21,521	21,521	0
RBC	Receive	ERAUSLT Index	190,450	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	85,263	0	(337)	0	(337)
SOG	Pay	S&P 500 Total Return Index	1,178	4.605% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	9,634	0	40	40	0
UAG	Pay	S&P 500 Total Return Index	15,981	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/12/2023	130,693	0	549	549	0

$0	$11,296	$26,475	$(15,179)

Total Swap Agreements	$(105)	$11,397	$26,475	$(15,183)

(m)

Securities with an aggregate market value of $24,732 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53,940	$0	$53,940
Industrials	0	24,767	0	24,767
Utilities	0	2,982	0	2,982
Municipal Bonds & Notes
Illinois	0	275	0	275
U.S. Government Agencies	0	6,409	0	6,409
U.S. Treasury Obligations	0	13,664	0	13,664
Non-Agency Mortgage-Backed Securities	0	58,211	0	58,211
Asset-Backed Securities	0	181,244	0	181,244
Sovereign Issues	0	459	0	459
Preferred Securities
Banking & Finance	0	1,113	0	1,113
Short-Term Instruments
Commercial Paper	0	12,187	0	12,187
Repurchase Agreements	0	184,605	0	184,605
Short-Term Notes	0	17,000	0	17,000
Hungary Treasury Bills	0	2,871	0	2,871

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Japan Treasury Bills	0	55,858	0	55,858
U.S. Treasury Bills	0	34,431	0	34,431

	$0	$650,016	$0	$650,016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,082	$0	$0	$1,082

Total Investments	$1,082	$650,016	$0	$651,098

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	242	0	283
Over the counter	0	27,159	0	27,159

	$41	$27,401	$0	$27,442
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(161)	0	(174)
Over the counter	0	(22,047)	0	(22,047)

	$(13)	$(22,208)	$0	$(22,221)

Total Financial Derivative Instruments	$28	$5,193	$0	$5,221

Totals	$1,110	$655,209	$0	$656,319

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO RAE PLUS EMG Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8% ¤
CORPORATE BONDS & NOTES 3.2%
BANKING & FINANCE 2.8%
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		$200	$198
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	600	632
Equinix, Inc. 1.550% due 03/15/2028		$200	166
General Motors Financial Co., Inc. 5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		600	599
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	197
GSPA Monetization Trust 6.422% due 10/09/2029		624	600
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		450	450
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		300	285
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	15,760	1,750
UBS Group AG 4.751% due 05/12/2028 •		$500	479
VICI Properties LP 4.750% due 02/15/2028		200	190

			5,546

INDUSTRIALS 0.4%
DAE Funding LLC 1.625% due 02/15/2024		500	475
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		100	87
4.279% due 03/15/2032		400	330

			892

Total Corporate Bonds & Notes (Cost $7,039)			6,438

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		80	81

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		70	80

Total Municipal Bonds & Notes (Cost $148)			161

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
2.241% due 01/25/2031 ~(a)		2,310	221
4.739% due 07/25/2037 •		12	12
4.769% due 07/25/2037 ~		21	20
4.789% due 09/25/2035 •		38	37
5.109% due 06/25/2037 •		152	151
Freddie Mac
4.868% due 07/15/2041 ~		112	110
5.018% due 08/15/2037 •		134	133
5.028% due 10/15/2037 •		21	21
5.038% due 05/15/2037 - 09/15/2037 •		155	154
Ginnie Mae 2.459% due 08/20/2047 ~		546	519

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Small Business Administration 6.220% due 12/01/2028	4	4

Total U.S. Government Agencies (Cost $1,451)		1,382

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	2,256	2,069

Total U.S. Treasury Obligations (Cost $2,180)		2,069

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.9%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	426	363
BAMLL Commercial Mortgage Securities Trust 6.218% due 03/15/2037 ~	1,000	982
Banc of America Funding Trust 3.431% due 02/20/2035 ~	30	26
Banc of America Mortgage Trust 3.313% due 06/25/2035 ~	16	14
Bear Stearns ALT-A Trust 4.709% due 08/25/2036 ~	1,209	1,022
BX Commercial Mortgage Trust 6.176% due 01/17/2039 ~	1,000	950
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	971	951
6.380% due 03/25/2036 ^•	86	78
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~	1,000	954
Countrywide Alternative Loan Trust 4.789% due 05/25/2036 ~	250	210
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036	859	489
6.500% due 12/25/2037	1,293	600
6.537% due 02/20/2036 ^•	8	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	780	482
Credit Suisse Mortgage Capital Trust 2.816% due 08/15/2037	1,200	1,084
DBGS Mortgage Trust 5.298% due 06/15/2033 •	600	555
Downey Savings & Loan Association Mortgage Loan Trust 5.159% due 09/19/2044 •	80	71
First Horizon Mortgage Pass-Through Trust 3.930% due 10/25/2035 ^~	224	209
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	1,200	1,211
GS Mortgage Securities Corp. Trust 5.238% due 07/15/2025 •	640	624
GSR Mortgage Loan Trust 3.955% due 09/25/2035 ~	19	18
HarborView Mortgage Loan Trust
4.839% due 01/19/2036 ~	1,642	1,001
5.033% due 06/20/2035 ~	361	322
Hilton Orlando Trust 5.618% due 12/15/2034 •	900	872
HomeBanc Mortgage Trust 5.009% due 03/25/2035 •	492	410
Impac CMB Trust 5.029% due 03/25/2035 ~	335	304
IndyMac INDX Mortgage Loan Trust 4.909% due 06/25/2035 •	105	82
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033	800	712
JP Morgan Mortgage Trust
3.960% due 08/25/2035 ^~	69	57
5.750% due 01/25/2036 ^	10	5
Lehman Mortgage Trust 5.039% due 11/25/2036 •	1,032	525
Lehman XS Trust 4.839% due 08/25/2046 ~	1,490	1,397
Merrill Lynch Mortgage Investors Trust 3.820% due 09/25/2035 ^~	85	68
Morgan Stanley Mortgage Loan Trust
2.915% due 07/25/2035 ~	229	199
6.315% due 06/25/2036 þ	3,053	934
New York Mortgage Trust 5.250% due 07/25/2062 þ	579	545
PRET LLC 6.559% due 08/25/2052 þ	1,021	1,009
Prime Mortgage Trust 6.000% due 06/25/2036 ^	22	21
Residential Accredit Loans, Inc. Trust
4.506% due 12/25/2035 ^~	1,370	1,095
4.749% due 09/25/2036 ~	1,030	916
4.889% due 08/25/2035 ^•	1,646	1,161

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

Residential Asset Securitization Trust 6.000% due 03/25/2037 ^		2,827	972
RESIMAC Bastille Trust 5.022% due 12/05/2059 ~		93	93
Sequoia Mortgage Trust 4.913% due 07/20/2034 ~		402	355
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~		1,100	1,011
Structured Adjustable Rate Mortgage Loan Trust 6.689% due 12/25/2037 ^•		1,594	1,354
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	596	678
WaMu Mortgage Pass-Through Certificates Trust
2.826% due 01/25/2037 ^~		$174	143
3.229% due 06/25/2037 ^~		920	826
3.290% due 02/25/2037 ^~		439	397
3.548% due 10/25/2046 ~		1,877	1,665
3.548% due 11/25/2046 •		1,534	1,325
3.600% due 12/25/2036 ^~		99	85
Washington Mutual Mortgage Pass-Through Certificates Trust 4.051% due 09/25/2036 þ		2,316	677

Total Non-Agency Mortgage-Backed Securities (Cost $35,750)			32,116

ASSET-BACKED SECURITIES 21.4%
American Money Management Corp. CLO Ltd. 5.388% due 04/25/2031 •		500	492
Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		500	487
AREIT Trust 5.076% due 01/16/2037 ~		761	727
BHG Securitization Trust 5.930% due 10/17/2035		1,100	1,083
BlueMountain CLO Ltd. 5.159% due 07/15/2031 •		500	492
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		600	599
CarNow Auto Receivables Trust 3.440% due 07/15/2024		30	30
Carrington Mortgage Loan Trust 5.099% due 04/17/2031 ~		900	884
Carvana Auto Receivables Trust 5.640% due 01/15/2026		500	497
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		250	250
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		1,049	549
CLNC Ltd. 5.689% due 08/20/2035 •		253	248
Countrywide Asset-Backed Certificates 4.869% due 04/25/2037 •		816	667
Countrywide Asset-Backed Certificates Trust 4.969% due 08/25/2036 •		2	2
CQS U.S. CLO Ltd. 6.747% due 07/20/2031 •		600	596
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,300	1,351
First Investors Auto Owner Trust 4.280% due 01/15/2025		$81	81
Foursight Capital Automobile Receivables Trust 3.312% due 08/15/2023		143	142
FREED ABS Trust 4.500% due 08/20/2029		317	316
Fremont Home Loan Trust 4.529% due 01/25/2037 •		2,115	1,060
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		623	616
GoldenTree Loan Management U.S. CLO Ltd. 6.463% due 07/20/2035 •		1,000	983
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •		627	618
GSAA Home Equity Trust
4.789% due 03/25/2037 ~		4,881	1,501
5.995% due 03/25/2046 ^~		4,735	1,992
GSRPM Mortgage Loan Trust 5.289% due 03/25/2035 ~		3,189	3,076
IXIS Real Estate Capital Trust 4.789% due 03/25/2036 ^~		649	337
LCCM Trust 5.518% due 12/13/2038 ~		1,100	1,067
LendingClub Receivables Trust
3.750% due 01/15/2027		153	151
3.750% due 12/15/2045		91	90
4.000% due 08/15/2025		81	80
LoanCore Issuer Ltd. 5.618% due 11/15/2038 ~		1,100	1,052

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

M360 Ltd. 5.861% due 11/22/2038 ~		900	887
Marlette Funding Trust
5.180% due 11/15/2032		501	497
5.950% due 11/15/2032		400	391
Master Credit Card Trust 4.844% due 07/21/2024 •		600	600
MASTR Specialized Loan Trust 5.514% due 11/25/2035 •		2,092	1,947
MF1 LLC 6.956% due 09/17/2037 ~		500	498
MF1 Ltd.
5.419% due 10/16/2036 •		600	576
5.426% due 07/16/2036 •		600	576
6.471% due 06/19/2037 •		1,400	1,380
6.971% due 06/19/2037 •		1,500	1,479
Morgan Stanley ABS Capital, Inc. Trust
4.469% due 11/25/2036 ~		1,387	837
4.569% due 03/25/2037 •		3,186	1,440
Octagon 66 Ltd. 5.245% due 08/16/2033 •		1,500	1,488
Option One Mortgage Loan Trust 4.609% due 05/25/2037 •		1,512	922
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		231	227
6.060% due 03/15/2030		1,617	1,598
PRET LLC 5.240% due 04/25/2052 þ		356	344
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		438	423
5.380% due 11/25/2030		587	572
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025		365	364
Securitized Asset-Backed Receivables LLC Trust 4.869% due 07/25/2036 •		1,051	440
Specialty Underwriting & Residential Finance Trust 4.689% due 09/25/2037 •		1,019	710
Theorem Funding Trust
1.850% due 02/15/2028		234	228
6.060% due 12/15/2028		724	712
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		1,163	1,136
Upstart Securitization Trust 5.500% due 06/20/2032		766	748
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		159	152

Total Asset-Backed Securities (Cost $48,480)			43,288

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,681	395
1.500% due 07/09/2035 þ		1,103	250

Total Sovereign Issues (Cost $1,267)			645

SHORT-TERM INSTRUMENTS 54.2%
REPURCHASE AGREEMENTS (f) 47.5%			96,000

SHORT-TERM NOTES 0.2%
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		507	506

HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (c)(d)	HUF	211,000	566

JAPAN TREASURY BILLS 1.0%
(0.244)% due 01/11/2023 (b)(c)	JPY	260,000	1,981

U.S. TREASURY BILLS 5.2%
3.642% due 01/17/2023 (c)(d)(i)		$10,500	10,485

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $109,340)		109,538

Total Investments in Securities (Cost $205,655)		195,637

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short Asset Portfolio	107,364	1,029
PIMCO Short-Term Floating NAV Portfolio III	809,292	7,863

Total Short-Term Instruments (Cost $9,049)		8,892

Total Investments in Affiliates (Cost $9,049)		8,892

Total Investments 101.2% (Cost $214,704)		$204,529
Financial Derivative Instruments (g)(h) 0.3%(Cost or Premiums, net $(1,015))		532
Other Assets and Liabilities, net (1.5)%		(2,905)

Net Assets 100.0%		$202,156

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

MBC	4.320%	12/30/2022	01/03/2023		$96,000	U.S. Treasury Bills 0.000% due 01/05/2023	$(58,242)	$96,000	$96,046
					U.S. Treasury Notes 1.625% due 08/15/2029		(40,382)

Total Repurchase Agreements							$(98,624)	$96,000	$96,046

(1)								Includes accrued interest.
(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures				03/2023	15	$2,896	$(5)	$0	$(5)
U.S. Treasury 2-Year Note March Futures				03/2023	53	10,869	0	0	(8)
U.S. Treasury 5-Year Note March Futures				03/2023	21	2,267	(19)	0	(2)

							$(24)	$0	$(15)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures				03/2023	7	$(996)	$63	$8	$(4)
Euro-Buxl 30-Year Bond March Futures				03/2023	2	(290)	55	7	(1)
Mini MSCI Emerging Markets Index March Futures				03/2023	191	(9,162)	42	127	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2023	10	(1,343)	34	5	0

							$194	$147	$(5)

Total Futures Contracts							$170	$147	$(20)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	1.297%		$200	$(1)	$(1)	$(2)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		400	4	(2)	2	0	0

							$3	$(3)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index		1.000%	Quarterly	12/20/2027	$40,900		$98	$244	$342	$2	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$28,600	$(1,178)	$(191)	$(1,369)	$0	$(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		7,000	(530)	(95)	(625)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	164	1,098	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	14	84	1	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	17,100	(22)	13	(9)	3	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		17,100	(8)	17	9	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		17,100	(23)	14	(9)	3	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		17,100	(7)	16	9	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		11,500	(19)	10	(9)	2	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		11,500	0	9	9	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		34,200	(63)	29	(34)	5	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		34,200	11	23	34	0	(5)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	3,600	(375)	(106)	(481)	0	(19)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		1,200	219	45	264	12	0
Pay	CPURNSA	2.487	Maturity	12/07/2051		$1,800	10	68	78	6	0

							$(981)	$30	$(951)	$51	$(65)

Total Swap Agreements							$(880)	$271	$(609)	$53	$(65)

Cash of $3,299 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)									This instrument has a forward starting effective date.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2023	THB	20,432		$586	$0	$(5)
BOA	01/2023	JPY	260,000		1,818	0	(164)
	01/2023		$151	BRL	800	1	0
	02/2023	EUR	2,032		$2,132	0	(50)
BPS	01/2023	HUF	81,447		213	0	(5)
	01/2023	THB	52		1	0	0
	03/2023	INR	51,306		618	1	0
	03/2023	MXN	2,316		116	0	(2)
	03/2023		$1,950	MXN	39,294	39	0
BRC	01/2023	CNH	174		$25	0	0
	01/2023	HUF	109,191		285	0	(8)
	01/2023		$0	MYR	1	0	0
CBK	01/2023	BRL	1,967		$373	1	(1)
	01/2023	CLP	52,437		55	0	(7)
	01/2023	ZAR	852		49	0	(1)
	02/2023	BRL	1,264		234	0	(4)
	03/2023	MXN	8,172		416	3	0
	03/2023		$223	MXN	4,601	10	0
	05/2023	MXN	6		$0	0	0
CLY	01/2023	HUF	19,560		51	0	(2)
DUB	01/2023	TRY	1,014		50	0	(4)
	03/2023	MXN	1,476		74	0	0
GLM	01/2023	CNH	181		26	0	0
	01/2023		$219	BRL	1,167	2	0
	01/2023	ZAR	121		$7	0	0
	02/2023	MXN	2,043		100	0	(4)
	03/2023		$614	MXN	12,618	25	0
	04/2023	BRL	1,167		$215	0	(2)
JPM	02/2023	TWD	1,460		48	0	0
	03/2023	IDR	275,383		18	0	0
MBC	01/2023	CAD	46		34	0	0
	01/2023	CNH	481		69	0	0
	01/2023	DKK	12,175		1,702	0	(51)
	01/2023	GBP	576		702	5	0
	01/2023	TRY	15,172		801	0	(3)
	01/2023		$303	KRW	396,294	12	0
	01/2023		48	ZAR	852	2	0
	01/2023	ZAR	1,279		$74	0	(1)
	03/2023	IDR	167,150		11	0	0
	03/2023		$771	TWD	23,388	0	(4)
	05/2023		74	CNH	494	0	(2)
MYI	01/2023	DKK	450		$65	0	0
	01/2023	KRW	704,761		545	0	(15)
	01/2023	ZAR	873		50	0	(1)
	02/2023	TWD	2,699		88	0	0
	03/2023	IDR	2,229,531		143	0	(1)
	03/2023	TWD	8,887		296	5	0
RBC	03/2023		$154	MXN	3,074	2	0
	04/2023	MXN	49,390		$2,383	0	(103)
SCX	01/2023	TRY	1,476		74	0	(5)
	02/2023	EUR	50		53	0	(1)
	02/2023		$96	TWD	2,952	1	0
	03/2023		467	INR	38,814	0	0
	04/2023		9	ZAR	170	1	0
	09/2023	ZAR	1,580		$90	0	(1)
SOG	01/2023		$1,022	HKD	7,952	0	(3)
TOR	01/2023		444	CNH	3,093	3	0
	04/2023	ZAR	170		$10	0	0
UAG	01/2023	HKD	6,835		879	3	0
	01/2023	TRY	1,626		79	0	(7)
	01/2023		$288	TRY	5,647	11	0

Total Forward Foreign Currency Contracts						$127	$(457)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	1.661%	EUR	700	$162	$(91)	$71	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,156	$(297)	$285	$0	$(12)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAEMLT Index	22,292	5.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	$78,161	$0	$(355)	$0	$(355)
Receive	ERAEMLT Index	21,146	5.310% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/05/2023	74,343	0	(2,095)	0	(2,095)
MEI	Receive	ERAEMLT Index	7,550	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	26,472	0	(120)	0	(120)
Receive	ERAEMLT Index	9,659	5.290% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/22/2023	30,344	0	3,258	3,258	0

$0	$688	$3,258	$(2,570)

Total Swap Agreements	$(135)	$882	$3,329	$(2,582)

(i)

Securities with an aggregate market value of $1,999 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,546	$0	$5,546
Industrials	0	892	0	892
Municipal Bonds & Notes
Illinois	0	81	0	81
Nebraska	0	80	0	80
U.S. Government Agencies	0	1,382	0	1,382
U.S. Treasury Obligations	0	2,069	0	2,069
Non-Agency Mortgage-Backed Securities	0	32,116	0	32,116
Asset-Backed Securities	0	43,288	0	43,288
Sovereign Issues	0	645	0	645
Short-Term Instruments
Repurchase Agreements	0	96,000	0	96,000
Short-Term Notes	0	506	0	506
Hungary Treasury Bills	0	566	0	566
Japan Treasury Bills	0	1,981	0	1,981
U.S. Treasury Bills	0	10,485	0	10,485

	$0	$195,637	$0	$195,637
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,892	$0	$0	$8,892

Total Investments	$8,892	$195,637	$0	$204,529

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	142	58	0	200
Over the counter	0	3,456	0	3,456

	$142	$3,514	$0	$3,656
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(75)	0	(85)
Over the counter	0	(3,039)	0	(3,039)

	$(10)	$(3,114)	$0	$(3,124)

Total Financial Derivative Instruments	$132	$400	$0	$532

Totals	$9,024	$196,037	$0	$205,061

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO RAE PLUS Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.5% ¤
CORPORATE BONDS & NOTES 12.3%
BANKING & FINANCE 9.0%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	$672
3.300% due 01/30/2032		800	627
4.125% due 07/03/2023		235	233
American Tower Corp. 3.800% due 08/15/2029		194	176
Aviation Capital Group LLC
4.375% due 01/30/2024		14	14
5.500% due 12/15/2024		400	393
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	150
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	2,800	2,888
Banco BTG Pactual SA 4.500% due 01/10/2025		$201	194
Bank of America Corp.
3.974% due 02/07/2030 •		166	151
5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,290
Barclays PLC
3.650% due 03/16/2025		700	673
3.932% due 05/07/2025 •		500	485
4.375% due 01/12/2026		700	678
4.375% due 03/15/2028 •(h)(i)		500	383
4.972% due 05/16/2029 •		200	188
6.024% (US0003M + 1.380%) due 05/16/2024 ~		6,691	6,691
7.125% due 06/15/2025 •(h)(i)	GBP	1,200	1,375
7.250% due 03/15/2023 •(h)(i)		1,302	1,560
7.750% due 09/15/2023 •(h)(i)		$2,300	2,251
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	600	631
Credit Suisse Group AG
4.194% due 04/01/2031 •		$250	195
4.550% due 04/17/2026		1,100	971
5.975% (US0003M + 1.240%) due 06/12/2024 ~		2,700	2,558
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,700	1,660
1.625% due 01/20/2027		3,000	2,836
1.750% due 01/17/2028		400	367
3.961% due 11/26/2025 •		$600	574
5.966% (US0003M + 1.230%) due 02/27/2023 ~		5,591	5,593
Discover Bank 4.650% due 09/13/2028		1,006	944
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	1,784
Erste Group Bank AG 6.500% due 04/15/2024 •(h)(i)	EUR	800	838
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,200	1,124
Ford Motor Credit Co. LLC
4.063% due 11/01/2024		$300	289
5.584% due 03/18/2024		300	297
General Motors Financial Co., Inc. 4.738% (US0003M + 0.990%) due 01/05/2023 ~		7	7
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	155
6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,745
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	240
4.292% due 09/12/2026 •		1,500	1,436
4.300% due 03/08/2026		500	484
ING Groep NV
3.875% due 05/16/2027 •(h)(i)		2,000	1,467
4.250% due 05/16/2031 •(h)(i)		200	138
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)	EUR	700	724
7.750% due 01/11/2027 •(h)(i)		900	932
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		$2,550	2,551
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(h)(i)		2,200	2,128

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Nationwide Building Society 4.363% due 08/01/2024 •		2,200	2,172
NatWest Group PLC
4.519% due 06/25/2024 •		1,600	1,585
4.892% due 05/18/2029 •		1,784	1,691
5.076% due 01/27/2030 •		1,700	1,605
6.274% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,001
8.000% due 08/10/2025 •(h)(i)		900	888
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		400	365
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	13,920	1,546
Nykredit Realkredit AS 1.500% due 10/01/2053		51,878	5,760
Realkredit Danmark AS 1.500% due 10/01/2053		19,997	2,220
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$2,500	2,459
Societe Generale SA
7.375% due 10/04/2023 •(h)(i)		300	288
7.875% due 12/18/2023 •(h)(i)		1,000	992
Standard Chartered PLC 7.750% due 04/02/2023 •(h)		300	298
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	2,908
UBS AG 5.125% due 05/15/2024 (i)		3,270	3,235
UBS Group AG 4.751% due 05/12/2028 •		5,300	5,080
VICI Properties LP 4.750% due 02/15/2028		1,800	1,711
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	517
1.741% due 05/04/2030 •		1,100	1,000
2.879% due 10/30/2030 •		$900	766
3.000% due 04/22/2026		1,000	937

			95,764

INDUSTRIALS 2.9%
Aker BP ASA 2.875% due 01/15/2026		450	416
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,398
BAT International Finance PLC 3.950% due 06/15/2025		614	590
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		52	48
Broadcom, Inc.
2.450% due 02/15/2031		900	711
3.137% due 11/15/2035		300	221
3.187% due 11/15/2036		1,600	1,154
3.419% due 04/15/2033		2,400	1,931
3.469% due 04/15/2034		1,100	881
3.500% due 02/15/2041		500	357
3.750% due 02/15/2051		200	139
Caterpillar, Inc. 2.600% due 09/19/2029		180	159
Charter Communications Operating LLC
4.908% due 07/23/2025		1,670	1,638
6.090% (US0003M + 1.650%) due 02/01/2024 ~		242	243
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	725
DAE Funding LLC 1.625% due 02/15/2024		1,800	1,710
Energy Transfer LP 4.250% due 03/15/2023		28	28
Expedia Group, Inc. 6.250% due 05/01/2025		264	266
Hyatt Hotels Corp. 1.800% due 10/01/2024		2,900	2,719
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	152	149
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$1,564	1,324
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	572
3.500% due 07/26/2026		300	275
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	182
Micron Technology, Inc. 5.327% due 02/06/2029		$97	93
MPLX LP 2.650% due 08/15/2030		1,000	813
Nakilat, Inc. 6.067% due 12/31/2033		96	99

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,204
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$700	686
3.522% due 09/17/2025		1,500	1,395
4.345% due 09/17/2027		2,900	2,634
4.810% due 09/17/2030		900	766
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,000	853
Pfizer, Inc. 3.450% due 03/15/2029		166	157
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,000	811
3.375% due 04/15/2029		600	530
3.500% due 04/15/2031		900	779
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		700	607
4.279% due 03/15/2032		2,500	2,066

			31,329

UTILITIES 0.4%
American Water Capital Corp. 3.450% due 06/01/2029		166	152
Edison International 5.750% due 06/15/2027		62	62
Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,100	2,033
3.000% due 06/15/2028		800	693
4.550% due 07/01/2030		900	818
Southern California Edison Co. 3.650% due 03/01/2028		131	123
Sprint LLC
7.125% due 06/15/2024		35	36
7.875% due 09/15/2023		76	77

			3,994

Total Corporate Bonds & Notes (Cost $146,872)			131,087

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		705	653

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		163	166

Total Municipal Bonds & Notes (Cost $866)			819

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
1.461% due 03/25/2041 •(a)		179	13
2.022% due 01/01/2035 •		22	21
2.070% due 12/01/2033 •		11	10
2.311% due 03/25/2036 •(a)		70	5
2.550% due 03/01/2035 •		2	2
2.888% due 06/01/2043 •		40	38
2.889% due 07/01/2044 •		7	7
2.978% due 06/01/2035 •		32	32
3.257% due 05/25/2035 ~		5	5
3.315% due 05/01/2035 •		1	1
3.384% due 12/01/2033 •		39	38
3.465% due 10/01/2034 •		1	1
3.481% due 11/01/2035 •		13	13
3.566% due 11/01/2034 •		2	2
3.720% due 10/01/2035 •		13	13
3.739% due 07/01/2035 •		15	15
3.764% due 06/01/2035 •		30	31
3.775% due 09/01/2035 •		21	21
3.805% due 07/01/2035 •		10	9
3.901% due 08/01/2035 •		33	32
3.915% due 07/01/2034 •		73	72
3.921% due 07/01/2036 •		19	19
3.928% due 09/01/2036 •		11	11
3.950% due 05/01/2036 •		16	16
3.971% due 08/01/2035 •		62	63
3.987% due 09/01/2035 •		8	8
4.002% due 08/01/2036 •		14	14
4.076% due 12/25/2036 •		22	22
4.366% due 09/25/2042 •		142	138
4.739% due 03/25/2037 - 07/25/2037 •		14	14
4.769% due 07/25/2037 ~		17	17

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.789% due 09/25/2035 •	34	33
5.109% due 06/25/2037 •	21	20
5.139% due 01/25/2040 ~	6	6
5.209% due 12/25/2039 •	11	11
5.289% due 07/25/2039 ~	5	5
9.005% due 12/25/2036 ~	4	4
Freddie Mac
2.152% due 07/15/2036 •(a)	96	8
2.382% due 04/15/2036 ~(a)	16	1
2.889% due 02/25/2045 •	10	10
4.000% due 11/01/2047 - 03/01/2049	1,403	1,345
4.500% due 01/15/2041 - 04/01/2041	193	189
4.648% due 02/15/2037 ~	2	2
4.649% due 08/25/2031 ~	24	24
4.868% due 07/15/2041 ~	224	220
4.888% due 06/15/2041 •	214	212
4.988% due 08/15/2037 •	61	60
5.000% due 03/01/2038	988	1,011
5.018% due 08/15/2037 •	77	76
5.173% due 01/15/2038 •	38	37
5.500% due 06/01/2027 - 05/01/2040	390	400
6.000% due 02/01/2034 - 10/01/2039	562	580
Ginnie Mae
1.750% due 11/20/2044 •	32	32
2.857% due 04/20/2068 ~	97	96
3.500% due 01/15/2042 - 07/15/2045	3,355	3,159
5.000% due 06/15/2034 - 06/15/2041	1,175	1,197
6.000% due 05/15/2037 - 07/15/2037	42	43
U.S. Small Business Administration
5.290% due 12/01/2027	30	30
5.600% due 09/01/2028	270	266
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 02/01/2049	12,021	11,140
4.000% due 07/01/2025 - 11/01/2028	515	503
4.500% due 04/01/2023 - 06/01/2042	1,332	1,316
5.500% due 10/01/2023 - 12/01/2039	741	758
6.000% due 05/01/2035 - 05/01/2041	263	273
6.500% due 09/01/2034	1	2

Total U.S. Government Agencies (Cost $25,413)		23,772

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Inflation Protected Securities (g)(n)
0.125% due 07/15/2030	7,904	7,082
0.125% due 01/15/2031	4,465	3,968
0.125% due 02/15/2052	321	208
0.625% due 02/15/2043	927	749
0.750% due 02/15/2045	1,898	1,537
1.000% due 02/15/2046 (l)	4,013	3,412
1.000% due 02/15/2048	1,059	892
1.375% due 02/15/2044	5,341	4,965

Total U.S. Treasury Obligations (Cost $26,365)		22,813

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
280 Park Avenue Mortgage Trust 5.317% due 09/15/2034 •	4,000	3,805
Adjustable Rate Mortgage Trust 3.765% due 01/25/2036 ^~	123	96
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	32	24
APS Resecuritization Trust 4.300% due 08/28/2054 ~	2,905	2,706
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032	2,400	2,028
Banc of America Funding Trust
4.496% due 09/20/2034 ~	1	1
4.733% due 12/20/2046 ^~	98	80
4.773% due 04/20/2047 ^~	4	3
4.913% due 06/20/2047 ~	255	210
6.412% due 10/25/2036 ^þ	1,940	1,700
Bear Stearns Adjustable Rate Mortgage Trust
2.842% due 04/25/2033 ~	1	1
3.844% due 07/25/2034 ~	7	6
4.045% due 08/25/2033 ~	3	3
4.337% due 01/25/2033 ~	36	35
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	2	2
4.889% due 01/25/2036 ^•	6	8
Bear Stearns Structured Products, Inc. Trust 3.523% due 01/26/2036 ^~	97	78
BellaVista Mortgage Trust 4.961% due 01/22/2045 ~	894	762
Braemar Hotels & Resorts Trust 5.138% due 06/15/2035 •	2,777	2,649

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Chase Mortgage Finance Trust 3.788% due 02/25/2037 ~		157	154
ChaseFlex Trust 4.689% due 07/25/2037 ~		392	376
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.639% due 01/25/2036 ~		129	117
4.639% due 06/25/2036 •		216	194
Citigroup Mortgage Loan Trust
3.950% due 05/25/2035 •		11	10
5.410% due 10/25/2035 ~		9	8
6.170% due 09/25/2062 þ		6,116	5,990
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		6	6
3.317% due 05/25/2036 ~		238	184
3.608% due 08/25/2035 ~		1,510	1,306
4.749% due 05/25/2047 ~		120	101
4.769% due 09/25/2046 ^•		394	364
4.789% due 08/25/2037 •		12	8
4.889% due 05/25/2035 ^~		3,288	2,486
4.949% due 02/25/2037 ~		723	587
4.993% due 12/20/2035 ~		48	42
5.029% due 11/25/2035 •		258	204
5.500% due 11/25/2035		5	3
6.000% due 06/25/2047 ^		3,361	1,795
6.250% due 08/25/2036		139	83
Countrywide Home Loan Mortgage Pass-Through Trust
3.680% due 08/25/2034 ~		1	1
5.049% due 02/25/2035 •		2	1
5.189% due 09/25/2034 •		52	48
5.910% due 02/20/2036 ^~		8	7
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,587	3,256
2.688% due 03/25/2059 ~		880	836
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.049% due 02/25/2036 •		1,136	1,050
5.139% due 10/25/2047 •		228	181
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	17	20
First Horizon Alternative Mortgage Securities Trust 3.592% due 08/25/2035 ^~		$97	84
Frost CMBS DAC 2.952% due 11/20/2033 •	EUR	1,698	1,720
FWD Securitization Trust 2.240% due 01/25/2050 ~		$66	59
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.726% due 10/25/2033 ~		18	17
GSR Mortgage Loan Trust
3.719% due 11/25/2035 ~		23	21
6.000% due 05/25/2037 ^		232	166
HarborView Mortgage Loan Trust
4.559% due 07/19/2047 ~		217	197
4.749% due 12/19/2036 •		57	47
4.839% due 01/19/2036 ~		365	223
4.879% due 03/19/2035 •		868	835
IndyMac INDX Mortgage Loan Trust
3.212% due 01/25/2036 ^~		91	77
4.789% due 11/25/2046 ~		9,313	8,119
5.029% due 07/25/2045 ~		4	3
JP Morgan Chase Commercial Mortgage Securities Trust 5.618% due 03/15/2036 •		2,705	2,593
JP Morgan Mortgage Trust
3.480% due 04/25/2037 ~		4	3
5.750% due 01/25/2036 ^		10	5
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,883	1,695
2.250% due 07/25/2067 þ		1,494	1,345
Lehman XS Trust
4.789% due 07/25/2047 ^•		4,246	3,991
4.889% due 08/25/2037 •		65	58
MASTR Adjustable Rate Mortgages Trust
2.848% due 12/25/2046 ~		4,793	3,600
3.200% due 10/25/2033 ~		53	42
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.758% due 12/15/2030 •		97	90
Merrill Lynch Alternative Note Asset Trust 4.789% due 03/25/2037 ~		465	133
Merrill Lynch Mortgage Investors Trust 3.011% due 05/25/2033 ~		4	4
Morgan Stanley Capital Trust 5.767% due 12/15/2023 •		3,500	3,193
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,335	2,180
3.500% due 10/25/2059 ~		49	45
Nomura Resecuritization Trust 5.289% due 03/25/2037 •		2,235	2,111

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

PHH Alternative Mortgage Trust 4.709% due 02/25/2037 ~		185	129
Residential Accredit Loans, Inc. Trust
4.729% due 01/25/2037 ~		179	146
4.759% due 08/25/2036 ~		760	669
Residential Asset Securitization Trust
6.000% due 09/25/2036		910	304
6.000% due 05/25/2037 ^		345	201
6.250% due 07/25/2036 ^		367	283
Sequoia Mortgage Trust
4.008% due 03/20/2035 ~		1	1
4.753% due 07/20/2036 •		163	140
4.773% due 06/20/2036 ~		192	177
SFO Commercial Mortgage Trust
5.468% due 05/15/2038 ~		5,800	5,332
5.818% due 05/15/2038 •		4,500	4,011
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		96	79
3.565% due 01/25/2035 ~		35	35
3.675% due 11/25/2035 ^~		51	46
3.678% due 08/25/2035 ~		51	43
3.838% due 09/25/2035 ~		36	32
4.709% due 10/25/2035 •		1,427	1,304
Structured Asset Mortgage Investments Trust
3.278% due 05/25/2047 ^~		2,291	1,825
4.949% due 02/25/2036 ^•		42	32
5.039% due 02/19/2035 ~		2	2
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	794	904
Towd Point Mortgage Funding 3.826% due 07/20/2045 ~		506	606
Wachovia Mortgage Loan Trust LLC 3.937% due 05/20/2036 ^~		$22	21
WaMu Mortgage Pass-Through Certificates Trust
2.710% due 01/25/2037 ^~		514	441
2.858% due 07/25/2047 •		37	30
2.928% due 10/25/2046 ^•		408	341
3.030% due 12/25/2046 •		296	276
3.038% due 06/25/2046 •		2,847	2,552
3.048% due 02/25/2046 ~		237	208
3.096% due 08/25/2046 •		4,541	3,467
3.229% due 06/25/2037 ^~		1,226	1,101
3.510% due 12/25/2036 ^~		154	133
3.548% due 10/25/2046 ~		54	47
4.929% due 12/25/2045 •		2,372	2,201
4.969% due 10/25/2045 ~		12	11
5.029% due 01/25/2045 ~		82	76
Washington Mutual Mortgage Pass-Through Certificates Trust
2.798% due 02/25/2047 ^•		170	144
6.000% due 07/25/2036		1,270	909
Wells Fargo Alternative Loan Trust
3.563% due 07/25/2037 ^~		1,730	1,517
6.250% due 07/25/2037 ^		104	87
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		319	311

Total Non-Agency Mortgage-Backed Securities (Cost $100,602)			96,445

ASSET-BACKED SECURITIES 26.9%
ACE Securities Corp. Home Equity Loan Trust
5.004% due 12/25/2035 •		4,500	3,978
Arbor Realty Commercial Real Estate Notes Ltd.
6.736% due 05/15/2037 •		2,700	2,640
7.236% due 05/15/2037 •		2,700	2,648
AREIT Trust 6.159% due 11/17/2038 ~		1,500	1,424
Argent Securities Trust 4.499% due 09/25/2036 •		82	27
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.336% due 02/25/2034 ~		742	699
3.364% due 01/25/2034 •		124	112
Asset-Backed Funding Certificates Trust
4.609% due 01/25/2037 ~		2,598	1,546
5.439% due 03/25/2034 ^•		1,639	1,548
Asset-Backed Securities Corp. Home Equity Loan Trust
3.018% due 03/25/2036 ~		11,443	9,153
5.349% due 07/25/2035 •		62	62
Bear Stearns Asset-Backed Securities Trust
4.709% due 08/25/2036 ~		770	741
4.929% due 06/25/2036 •		15	15
5.409% due 10/25/2035 •		1,018	983
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		2,000	1,975
5.579% due 10/15/2030 •		3,300	3,196
Black Diamond CLO DAC 2.778% due 05/15/2032 •	EUR	3,700	3,840

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

CarNow Auto Receivables Trust 3.440% due 07/15/2024		$240	239
Carrington Mortgage Loan Trust 4.649% due 02/25/2037 ~		395	355
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		1,400	1,400
Citigroup Mortgage Loan Trust
4.539% due 12/25/2036 ~		365	153
4.709% due 09/25/2036 •		2,806	2,018
5.289% due 09/25/2035 ^~		4,687	4,302
Countrywide Asset-Backed Certificates 4.889% due 01/25/2046 ^~		8,331	7,792
Countrywide Asset-Backed Certificates Trust
3.573% due 05/25/2036 •		1,300	1,251
4.589% due 06/25/2037 ^~		2,267	2,204
4.639% due 06/25/2047 ~		1,743	1,670
4.669% due 12/25/2046 •		1,173	1,083
4.679% due 10/25/2047 •		2,900	2,533
4.789% due 08/25/2036 •		33	33
4.909% due 12/25/2036 ^•		4,866	4,517
4.989% due 06/25/2036 •		19	19
Credit-Based Asset Servicing & Securitization Trust 4.509% due 11/25/2036 •		20	10
Fremont Home Loan Trust
4.449% due 01/25/2037 •		11	5
5.049% due 01/25/2036 •		56	52
Gallatin CLO Ltd. 5.729% due 07/15/2031 ~		2,700	2,597
GoldenTree Loan Management EUR CLO DAC 2.356% due 01/20/2032 •	EUR	14,200	14,701
GSAA Home Equity Trust 4.629% due 06/25/2036 ~		$70	16
GSAMP Trust
4.479% due 01/25/2037 •		2,321	1,411
4.519% due 12/25/2046 •		1,441	777
4.539% due 12/25/2046 ~		33	16
4.619% due 01/25/2037 •		4,200	3,370
Halseypoint CLO Ltd. 5.683% due 07/20/2031 •		1,300	1,275
Harvest CLO DAC 1.040% due 07/15/2031	EUR	800	774
Home Equity Asset Trust 5.989% due 12/25/2034 ~		$985	965
HSI Asset Securitization Corp. Trust
4.609% due 12/25/2036 ~		948	260
4.854% due 03/25/2036 ~		10,165	9,070
JP Morgan Mortgage Acquisition Trust 4.689% due 07/25/2036 •		68	31
Jubilee CLO DAC 2.028% due 04/15/2031 •	EUR	1,000	1,020
KKR CLO Ltd.
5.134% due 07/18/2030 ~		$1,933	1,915
5.229% due 01/16/2028 •		2,500	2,455
5.794% due 07/18/2030 ~		3,700	3,594
LCM LP 5.727% due 07/19/2027 •		3,100	3,043
LendingClub Receivables Trust
3.750% due 01/15/2027		1,096	1,082
3.750% due 12/15/2045		637	628
4.000% due 08/15/2025		578	574
LL ABS Trust 6.630% due 05/15/2030		4,094	4,080
Long Beach Mortgage Loan Trust
4.829% due 02/25/2036 •		140	135
4.949% due 10/25/2034 •		17	16
5.364% due 04/25/2035 •		93	92
M360 Ltd. 6.611% due 11/22/2038 •		2,700	2,674
Madison Park Euro Funding DAC 2.178% due 07/15/2032 ~	EUR	1,800	1,867
Man GLG Euro CLO DAC 2.058% due 10/15/2030 •		751	785
Marlette Funding Trust
5.180% due 11/15/2032		$3,757	3,729
5.950% due 11/15/2032		2,000	1,953
Master Credit Card Trust 4.844% due 07/21/2024 •		3,100	3,100
MASTR Asset-Backed Securities Trust
4.709% due 10/25/2036 ~		317	167
4.869% due 03/25/2036 ~		48	34
MF1 Ltd.
5.576% due 02/19/2037 ~		5,900	5,633
5.789% due 10/16/2036 •		4,600	4,359
6.089% due 10/16/2036 •		4,600	4,392
6.971% due 06/19/2037 •		11,800	11,636

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

MFA Trust 2.363% due 03/25/2060 þ		506	478
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 01/25/2037 ~		261	129
4.519% due 01/25/2037 •		3,287	1,359
4.519% due 02/25/2037 •		904	811
4.639% due 03/25/2037 •		2,731	1,235
4.669% due 08/25/2036 ~		436	231
5.319% due 07/25/2035 ~		186	179
Morgan Stanley Home Equity Loan Trust 4.559% due 04/25/2037 •		1,742	954
Morgan Stanley Mortgage Loan Trust
5.109% due 04/25/2037 •		38	11
6.465% due 09/25/2046 ^þ		752	288
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.719% due 10/25/2036 ^•		167	38
NovaStar Mortgage Funding Trust
4.519% due 03/25/2037 •		5,046	3,366
4.709% due 10/25/2036 •		234	133
OAK Hill European Credit Partners DAC 2.186% due 01/20/2032 •	EUR	1,869	1,953
Oaktree CLO Ltd. 5.363% due 10/20/2032 ~		$3,300	3,201
Option One Mortgage Loan Trust Asset-Backed Certificates 5.124% due 11/25/2035 •		6,767	5,659
Ownit Mortgage Loan Trust 5.289% due 10/25/2036 ^•		33	30
OZLM Ltd.
5.693% due 07/20/2032 ~		2,500	2,420
5.943% due 07/20/2032 ~		1,500	1,438
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		1,693	1,626
4.970% due 01/15/2030		1,922	1,894
6.060% due 03/15/2030		9,254	9,144
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.364% due 07/25/2035 •		3,200	2,438
6.114% due 02/25/2035 ~		3,359	2,905
PRET LLC
1.744% due 07/25/2051 þ		1,494	1,357
2.487% due 07/25/2051 þ		5,392	5,007
5.240% due 04/25/2052 þ		3,118	3,011
5.927% due 06/25/2052 þ		5,187	5,016
Ready Capital Mortgage Financing LLC
6.790% due 06/25/2037 •		2,181	2,171
6.875% due 10/25/2039 •		4,793	4,786
7.434% due 06/25/2037 •		4,700	4,695
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		1,051	1,016
5.380% due 11/25/2030		4,208	4,103
Residential Asset Mortgage Products Trust 4.091% due 05/25/2035 •		2,000	1,871
Residential Asset Securities Corp. Trust 5.019% due 10/25/2035 •		87	87
Securitized Asset-Backed Receivables LLC Trust
4.889% due 05/25/2036 •		8,281	4,508
5.109% due 10/25/2035 ~		304	265
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	3,050	3,161
SG Mortgage Securities Trust 4.749% due 02/25/2036 ~		$9,042	5,295
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,681	2,428
Soundview Home Loan Trust
4.469% due 06/25/2037 ~		62	44
4.649% due 02/25/2037 •		145	42
4.854% due 02/25/2036 •		164	150
Specialty Underwriting & Residential Finance Trust 4.353% due 12/25/2036 •		915	867
Starwood Mortgage Trust 5.607% due 11/15/2038 ~		9,100	8,877
Structured Asset Investment Loan Trust 5.109% due 06/25/2035 •		1,102	1,103
Structured Asset Securities Corp. Mortgage Loan Trust
4.549% due 03/25/2036 ~		1,518	1,418
4.809% due 02/25/2037 •		1,726	1,664
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		1,378	1,357
Theorem Funding Trust 1.850% due 02/15/2028		1,684	1,643
TIAA CLO Ltd. 5.943% due 01/20/2032 •		6,900	6,686
Toro European CLO DAC 2.239% due 01/12/2032 •	EUR	12,200	12,581

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 4.629% due 05/25/2037 •		$479	394

Total Asset-Backed Securities (Cost $297,850)			285,972

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		2,282	573
1.000% due 07/09/2029		288	77
1.500% due 07/09/2035 þ		3,354	830
3.500% due 07/09/2041 þ		8,905	2,554
15.500% due 10/17/2026	ARS	3,616	3
Russia Government International Bond 5.250% due 06/23/2047 ^(c)		$200	74

Total Sovereign Issues (Cost $7,599)			4,111

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CaixaBank SA 6.750% due 06/13/2024 •(h)(i)		400,000	419
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		780,500	803
Truist Financial Corp. 4.950% due 09/01/2025 •(h)		1,300,000	1,249

Total Preferred Securities (Cost $2,715)			2,471

SHORT-TERM INSTRUMENTS 87.2%
REPURCHASE AGREEMENTS (j) 76.9%			818,151

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 4.9%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/04/2023 •		$27,600	27,600
4.310% due 01/25/2023 •(l)		11,100	11,101
4.320% due 01/24/2023 •		10,600	10,600
4.340% due 02/10/2023 •		2,700	2,700

			52,001

		PRINCIPAL AMOUNT (000s)
HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (e)(f)	HUF	1,148,000	3,078

JAPAN TREASURY BILLS 1.0%
(0.244)% due 01/11/2023 (d)(e)	JPY	1,460,000	11,125

U.S. TREASURY BILLS 4.1%
4.171% due 03/02/2023 - 03/23/2023 (d)(e)(n)		$43,984	43,673

Total Short-Term Instruments (Cost $926,924)			928,028

Total Investments in Securities (Cost $1,535,206)			1,495,518

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		4,553	44

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $45)	44

Total Investments in Affiliates (Cost $45)	44

Total Investments 140.5% (Cost $1,535,251)	$1,495,562
Financial Derivative Instruments (k)(m) (3.0)%(Cost or Premiums, net $63)	(31,971)
Other Assets and Liabilities, net (37.5)%	(399,163)

Net Assets 100.0%	$1,064,428

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.200%	01/03/2023	01/04/2023	$380,500	U.S. Treasury Notes 0.250% due 07/31/2025	$(388,310)	$380,500	$380,500
FICC	1.900	12/30/2022	01/03/2023	2,651	U.S. Treasury Bills 0.000% due 06/29/2023	(2,704)	2,651	2,651
4.280	12/30/2022	01/03/2023	71,200	U.S. Treasury Notes 2.625% due 07/31/2029	(72,624)	71,200	71,234
NOM	4.280	12/30/2022	01/03/2023	363,800	U.S. Treasury Notes 1.250% - 1.375% due 10/31/2028 - 08/15/2031	(369,963)	363,800	363,973

Total Repurchase Agreements	$(833,601)	$818,151	$818,358

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(51) at a weighted average interest rate of 4.045%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	32	$3,594	$(8)	$0	$(4)
U.S. Treasury Long-Term Bond March Futures	03/2023	167	20,932	(190)	0	(26)

$(198)	$0	$(30)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	70	$(9,961)	$641	$79	$(35)
Euro-Buxl 30-Year Bond March Futures	03/2023	9	(1,303)	246	34	(6)
U.S. Treasury 2-Year Note March Futures	03/2023	155	(31,787)	(42)	24	0
U.S. Treasury 5-Year Note March Futures	03/2023	231	(24,932)	47	20	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures				03/2023	133		(17,864)	(41)		66	0

								$851		$223	$(41)

Total Futures Contracts								$653		$223	$(71)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.998%		$1,100	$19	$(19)	$0	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265		2,000	(14)	(2)	(16)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		2,200	(9)	(13)	(22)	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	2.648		200	7	4	11	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		1,900	22	(12)	10	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964		5,200	1,035	(471)	564	1	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	EUR	3,000	679	(265)	414	2	0

							$1,739	$(778)	$961	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$3,036	$(111)	$(33)	$(144)	$2	$0
CDX.EM-35 5-Year Index	1.000	Quarterly		06/20/2026		92	(4)	1	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		6,532	(235)	(18)	(253)	0	(1)
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027		2,400	(199)	59	(140)	0	0
CDX.HY-38 5-Year Index	5.000	Quarterly		06/20/2027		1,089	7	18	25	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly		12/20/2027		7,500	(206)	264	58	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		7,800	82	3	85	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		19,100	25	135	160	1	0

							$(641)	$429	$(212)	$3	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$77,700	$(3,088)	$(632)	$(3,720)	$0	$(64)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		27,700	(2,096)	(376)	(2,472)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		61,100	8,234	955	9,189	160	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		7,100	(1,744)	(243)	(1,987)	0	(35)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	(3,415)	(3,596)	0	(91)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		269,700	0	(19,981)	(19,981)	0	(272)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		125,800	(4,144)	13,853	9,709	172	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		24,800	(1,045)	2,957	1,912	39	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		45,900	1,363	(5,689)	(4,326)	0	(76)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(84)	2,911	2,827	96	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	2,789	2,243	56	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		61,300	(3,632)	(6,906)	(10,538)	0	(121)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	159	978	21	0
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		31,700	3,405	(5,155)	(1,750)	0	(67)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		68,300	1,764	(13,482)	(11,718)	0	(156)
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		21,700	182	4,067	4,249	50	0
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		57,800	0	10,970	10,970	95	0
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	02/15/2036		5,500	0	1,635	1,635	19	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		19,600	3,999	4,112	8,111	91	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	18,700	(2,309)	(187)	(2,496)	0	(99)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		7,600	1,105	567	1,672	79	0

							$2,002	$(11,091)	$(9,089)	$878	$(1,023)

Total Swap Agreements							$3,100	$(11,440)	$(8,340)	$885	$(1,025)

(l)

Securities with an aggregate market value of $4,340 and cash of $10,851 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	JPY	1,460,000	$10,211	$0	$(923)
02/2023	EUR	855	909	0	(9)
BPS	01/2023	HUF	442,682	1,157	0	(30)
02/2023	EUR	55,355	57,400	0	(2,026)
02/2023	$99	ZAR	1,777	5	0
BRC	01/2023	HUF	593,479	$1,548	0	(43)
02/2023	$573	EUR	538	4	0
CBK	01/2023	BRL	249	$47	0	0
01/2023	ILS	17,597	5,572	566	0
CLY	01/2023	HUF	107,472	280	0	(8)
01/2023	$5,153	ILS	17,489	0	(177)
DUB	01/2023	DKK	43,084	$6,072	0	(133)
GLM	01/2023	HKD	693	89	0	0
01/2023	$48	BRL	249	0	(1)
01/2023	75	CNH	525	1	0
02/2023	BRL	249	$48	1	0
03/2023	$62	MXN	1,270	3	0
JPM	01/2023	891	DKK	6,365	25	0
MBC	01/2023	DKK	38,961	$5,504	0	(108)
01/2023	GBP	3,690	4,497	35	0
01/2023	HKD	2,878	370	1	0
01/2023	$1,558	DKK	11,140	47	0
05/2023	CNH	539	$80	2	0
MYI	01/2023	DKK	4,420	629	0	(7)
01/2023	$99	ZAR	1,771	5	0
UAG	01/2023	TRY	3,085	$154	0	(9)

Total Forward Foreign Currency Contracts	$695	$(3,474)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$12,052	$(3,037)	$2,918	$0	$(119)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERAUSLT Index	122,060	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	$54,645	$0	$(225)	$0	$(225)
CBK	Receive	ERAUSLT Index	119,640	4.690% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/05/2023	53,451	0	(979)	0	(979)
Receive	ERAUSLT Index	82,430	4.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	36,903	0	(154)	0	(154)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

	Receive	ERAUSLT Index	331,324	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	148,330	0	(614)	0	(614)
JPM	Receive	ERAUSLT Index	612,064	4.750% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/11/2023	283,141	0	(15,312)	0	(15,312)
	Receive	ERAUSLT Index	11,189	4.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	5,009	0	(21)	0	(21)
	Receive	ERAUSLT Index	145,911	4.660% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/05/2023	67,233	0	(3,119)	0	(3,119)
	Receive	ERAUSLT Index	145,649	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	65,206	0	(271)	0	(271)
	Receive	ERAUSLT Index	622,248	4.640% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	284,996	0	(8,008)	0	(8,008)
RBC	Receive	ERAUSLT Index	2,597	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	1,163	0	(5)	0	(5)
UAG	Receive	ERAUSLT Index	201,604	4.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	90,256	0	(377)	0	(377)

								$0	$(29,085)	$0	$(29,085)

Total Swap Agreements								$(3,037)	$(26,167)	$0	$(29,204)

(n)

Securities with an aggregate market value of $56,012 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$95,764	$0		$95,764
Industrials						0	31,329	0		31,329
Utilities						0	3,994	0		3,994
Municipal Bonds & Notes
California						0	653	0		653
Illinois						0	166	0		166
U.S. Government Agencies						0	23,772	0		23,772
U.S. Treasury Obligations						0	22,813	0		22,813
Non-Agency Mortgage-Backed Securities						0	96,445	0		96,445
Asset-Backed Securities						0	285,972	0		285,972
Sovereign Issues						0	4,111	0		4,111
Preferred Securities
Banking & Finance						0	2,471	0		2,471
Short-Term Instruments
Repurchase Agreements						0	818,151	0		818,151
Short-Term Notes						0	52,001	0		52,001
Hungary Treasury Bills						0	3,078	0		3,078
Japan Treasury Bills						0	11,125	0		11,125
U.S. Treasury Bills						0	43,673	0		43,673

						$0	$1,495,518	$0		$1,495,518
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Central Funds Used for Cash Management Purposes	$44	$0	$0	$44

Total Investments	$44	$1,495,518	$0	$1,495,562

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	113	995	0	1,108
Over the counter	0	695	0	695

	$113	$1,690	$0	$1,803
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(1,055)	0	(1,096)
Over the counter	0	(32,678)	0	(32,678)

	$(41)	$(33,733)	$0	$(33,774)

Total Financial Derivative Instruments	$72	$(32,043)	$0	$(31,971)

Totals	$116	$1,463,475	$0	$1,463,591

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO RAE PLUS International Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
CORPORATE BONDS & NOTES 2.6%
BANKING & FINANCE 2.3%
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	400	$421
Equinix, Inc. 1.550% due 03/15/2028		$100	83
General Motors Financial Co., Inc. 5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	499
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	394
GSPA Monetization Trust 6.422% due 10/09/2029		40	39
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		350	350
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		200	190
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	10,670	1,185
UBS Group AG 4.751% due 05/12/2028 •		$500	479
VICI Properties LP 4.750% due 02/15/2028		100	95

			3,735

INDUSTRIALS 0.3%
DAE Funding LLC 1.625% due 02/15/2024		300	285
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		100	87
4.279% due 03/15/2032		200	165

			537

Total Corporate Bonds & Notes (Cost $4,654)			4,272

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		5	5

Total Municipal Bonds & Notes (Cost $5)			5

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.000% due 08/25/2039 (b)(e)		330	272
0.592% due 11/25/2040 •		3	2
1.661% due 03/25/2037 ~(a)		153	11
1.711% due 04/25/2037 •(a)		512	40
1.761% due 11/25/2039 •(a)		85	6
1.991% due 03/25/2037 ~(a)		211	16
2.011% due 05/25/2037 •(a)		497	36
2.241% due 01/25/2031 ~(a)		458	44
2.401% due 04/25/2037 •(a)		975	98
2.811% due 02/25/2037 •(a)		93	10
3.261% due 07/25/2033 ~(a)		49	5
4.719% due 04/25/2037 •		4	4
4.739% due 07/25/2037 •		7	6
4.909% due 10/25/2040 ~		20	20
Freddie Mac
0.246% due 02/15/2041 •		3	2
2.190% due 09/15/2041 ~		468	382
2.224% due 02/15/2040 •		121	101
2.252% due 09/15/2036 •(a)		181	14
4.618% due 05/15/2037 ~		7	7
5.000% due 04/15/2041		245	247
5.500% due 03/15/2034		129	130
Ginnie Mae 2.459% due 08/20/2047 ~		129	123
U.S. Small Business Administration
5.490% due 03/01/2028		11	11

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

6.020% due 08/01/2028	84	84

Total U.S. Government Agencies (Cost $2,241)		1,671

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Bonds
4.000% due 11/15/2042 (c)	1,600	1,567
4.000% due 11/15/2052	1,200	1,202
U.S. Treasury Inflation Protected Securities (g)
0.625% due 07/15/2032	1,949	1,787

Total U.S. Treasury Obligations (Cost $4,854)		4,556

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.3%
Adjustable Rate Mortgage Trust 3.765% due 01/25/2036 ^~	884	689
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	231	197
Banc of America Funding Trust
3.571% due 09/20/2046 ^~	838	724
3.714% due 06/20/2037 ^~	35	30
6.000% due 08/25/2036 ^	27	24
Banc of America Mortgage Trust
2.641% due 02/25/2034 ~	13	12
3.348% due 01/25/2035 ~	12	11
3.587% due 06/25/2034 ~	18	17
4.014% due 05/25/2033 ~	14	13
Bear Stearns Adjustable Rate Mortgage Trust
3.845% due 02/25/2036 ^~	166	147
6.800% due 02/25/2036 ~	7	6
Chase Mortgage Finance Trust
3.643% due 01/25/2036 ^~	20	17
3.707% due 09/25/2036 ^~	231	191
ChaseFlex Trust 4.689% due 07/25/2037 ~	1,585	1,521
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.619% due 05/25/2036 •	333	283
Citigroup Mortgage Loan Trust
3.150% due 10/25/2035 ^~	38	36
3.871% due 09/25/2037 ^~	24	20
5.410% due 10/25/2035 ~	33	30
6.170% due 09/25/2062 þ	777	761
CitiMortgage Alternative Loan Trust
4.989% due 04/25/2037 •	287	243
6.000% due 06/25/2037 ^	195	167
Countrywide Alternative Loan Trust
3.448% due 08/25/2035 ~	65	59
3.528% due 01/25/2036 ~	231	210
4.563% due 09/20/2046 •	51	39
4.909% due 12/25/2035 ~	19	16
4.953% due 11/20/2035 •	123	110
4.989% due 08/25/2035 ~	787	697
5.500% due 06/25/2025	385	313
5.500% due 11/25/2035 ^	131	83
5.750% due 03/25/2037	291	168
6.000% due 12/25/2035 ^	478	352
6.000% due 05/25/2036 ^	74	38
6.000% due 08/25/2036 ^•	148	91
6.250% due 08/25/2036	1,034	619
7.000% due 10/25/2037	158	60
Countrywide Home Loan Mortgage Pass-Through Trust
3.952% due 10/20/2034 ~	35	32
4.989% due 05/25/2035 ~	141	109
5.049% due 02/25/2035 •	10	9
5.750% due 05/25/2037 ^	14	8
6.000% due 01/25/2037 ^	343	179
6.000% due 02/25/2037 ^	370	194
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 06/25/2035 ~	93	88
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^	34	28
Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	900	813
3.861% due 06/25/2050 ~	1,028	867
DBGS Mortgage Trust 5.298% due 06/15/2033 •	500	462
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.769% due 02/25/2037 ^•	977	838
4.889% due 02/25/2035 ~	59	56
First Horizon Alternative Mortgage Securities Trust
4.186% due 12/25/2035 ~	94	76
4.435% due 06/25/2036 ^~	622	498
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	1,000	1,009
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~	10	10

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

3.652% due 07/25/2035 ~	10	9
3.719% due 11/25/2035 ~	48	42
3.760% due 04/25/2032 •	20	17
4.142% due 09/25/2035 ~	55	51
5.500% due 01/25/2037	34	42
HarborView Mortgage Loan Trust 4.048% due 10/19/2035 ~	1,027	587
Hilton Orlando Trust 5.618% due 12/15/2034 •	700	678
Impac CMB Trust 5.029% due 03/25/2035 ~	196	178
Impac Secured Assets Trust 3.846% due 07/25/2035 ~	75	65
IndyMac INDX Mortgage Loan Trust
2.808% due 05/25/2035 ~	803	578
4.769% due 09/25/2046 •	197	171
4.789% due 11/25/2046 ~	1,092	952
4.869% due 07/25/2035 •	326	301
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033	700	623
JP Morgan Mortgage Trust
2.861% due 06/25/2035 ~	1	1
3.196% due 07/27/2037 ~	130	118
3.346% due 07/25/2035 ~	7	7
3.708% due 07/25/2035 ~	42	42
4.001% due 07/25/2035 ~	180	167
5.750% due 01/25/2036 ^	20	10
Lehman Mortgage Trust 5.039% due 11/25/2036 •	257	131
Lehman XS Trust 4.839% due 08/25/2046 ~	526	493
MASTR Adjustable Rate Mortgages Trust 3.874% due 11/21/2034 ~	20	18
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	178	119
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.178% due 08/15/2032 •	67	60
Merrill Lynch Alternative Note Asset Trust
4.609% due 03/25/2037 •	449	129
4.789% due 03/25/2037 ~	3,383	967
6.000% due 03/25/2037	79	32
Merrill Lynch Mortgage Investors Trust
2.848% due 04/25/2035 ~	16	14
3.165% due 02/25/2036 ~	2	2
3.455% due 05/25/2036 ~	137	121
6.709% due 02/25/2033 •	38	35
Morgan Stanley Mortgage Loan Trust
4.386% due 06/25/2036 ~	7	6
6.000% due 08/25/2036	126	59
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	117	66
New York Mortgage Trust 5.250% due 07/25/2062 þ	482	454
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	41	21
NovaStar Mortgage Funding Trust 0.412% due 09/25/2046 ~	997	349
PRET LLC 6.559% due 08/25/2052 þ	743	734
Prime Mortgage Trust 6.000% due 06/25/2036 ^	7	7
Residential Accredit Loans, Inc. Trust
4.889% due 08/25/2037 ~	36	32
6.000% due 01/25/2037 ^	53	41
6.000% due 03/25/2037	135	112
Residential Funding Mortgage Securities, Inc. Trust 3.726% due 04/25/2037 ~	242	188
Sequoia Mortgage Trust
3.182% due 09/20/2046 ^~	152	106
5.215% due 05/20/2034 ~	16	16
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~	900	827
Structured Adjustable Rate Mortgage Loan Trust
3.565% due 01/25/2035 ~	63	62
3.778% due 08/25/2035 ~	47	28
Structured Asset Mortgage Investments Trust 4.809% due 04/25/2036 •	68	58
SunTrust Adjustable Rate Mortgage Loan Trust 3.504% due 01/25/2037 ^~	154	116
Thornburg Mortgage Securities Trust
1.528% due 03/25/2044 ~	79	76
2.994% due 09/25/2037 ~	1	1
3.551% due 12/25/2044 ~	129	120
6.666% due 06/25/2047 ^•	338	316
6.666% due 06/25/2047 •	11	10

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.499% due 12/25/2046 ~		43	38
3.048% due 02/25/2046 ~		85	75
3.096% due 08/25/2046 •		146	112
3.229% due 06/25/2037 ^~		64	57
3.240% due 06/25/2037 ^~		190	166
3.390% due 06/25/2033 ~		72	67
3.666% due 08/25/2035 ~		59	55
3.813% due 10/25/2035 ~		30	27
3.889% due 12/25/2035 ~		296	275
3.952% due 01/25/2035 ~		74	67
4.929% due 12/25/2045 •		25	23
Washington Mutual Mortgage Pass-Through Certificates Trust
2.798% due 02/25/2047 ^•		1,155	977
2.988% due 04/25/2046 ~		95	79
4.051% due 09/25/2036 ~		734	217
4.889% due 02/25/2036 •		775	631
Wells Fargo Mortgage-Backed Securities Trust 4.437% due 09/25/2036 ^~		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $28,186)			26,707

ASSET-BACKED SECURITIES 22.9%
Aames Mortgage Investment Trust 5.006% due 07/25/2035 •		781	772
AREIT Trust 5.076% due 01/16/2037 ~		570	545
Asset-Backed Securities Corp. Home Equity Loan Trust 5.199% due 06/25/2034 ~		1,304	1,210
Bear Stearns Asset-Backed Securities Trust 5.439% due 08/25/2037 •		886	793
BHG Securitization Trust
5.320% due 10/17/2035		547	543
5.930% due 10/17/2035		900	886
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		500	499
CarNow Auto Receivables Trust 3.440% due 07/15/2024		30	30
Carrington Mortgage Loan Trust
5.099% due 04/17/2031 ~		700	688
5.363% due 10/20/2029 •		392	387
Chase Funding Trust 5.029% due 08/25/2032 ~		39	37
CIFC Funding Ltd. 5.294% due 07/18/2031 •		500	492
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		250	250
Citigroup Mortgage Loan Trust
4.579% due 05/25/2037 •		1,150	768
4.689% due 10/25/2036 •		347	227
7.250% due 05/25/2036 þ		150	78
CLNC Ltd. 5.689% due 08/20/2035 •		217	213
Countrywide Asset-Backed Certificates 4.789% due 02/25/2037 ~		368	334
Countrywide Asset-Backed Certificates Trust
4.609% due 09/25/2037 ^•		468	481
5.129% due 08/25/2047 •		461	444
CQS U.S. CLO Ltd. 6.747% due 07/20/2031 •		500	497
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		2,903	636
Dryden CLO Ltd. 5.129% due 07/15/2031 •		500	491
EMC Mortgage Loan Trust 5.689% due 02/25/2041 •		14	14
Encore Credit Receivables Trust 5.124% due 09/25/2035 •		63	62
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,000	1,039
First Franklin Mortgage Loan Trust
4.549% due 11/25/2036 ~		$235	229
4.699% due 09/25/2036 •		180	164
5.109% due 11/25/2035 •		795	730
First Investors Auto Owner Trust 4.280% due 01/15/2025		71	71
FREED ABS Trust 4.500% due 08/20/2029		238	237
Fremont Home Loan Trust
4.529% due 11/25/2036 •		494	296
4.539% due 10/25/2036 ~		1,585	671
5.124% due 01/25/2035 •		265	255
5.124% due 07/25/2035 ~		6	6
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		534	528

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •	558	549
GSAA Home Equity Trust
3.755% due 03/25/2036 ~	567	132
4.489% due 05/25/2037 ~	647	216
4.529% due 03/25/2036 •	305	114
5.029% due 04/25/2047 ~	605	292
6.795% due 06/25/2036 þ	533	142
GSAMP Trust
4.489% due 12/25/2046 •	220	110
4.519% due 12/25/2046 •	1,206	650
4.619% due 01/25/2037 •	605	485
JP Morgan Mortgage Acquisition Trust 4.599% due 10/25/2036 ~	319	314
LCCM Trust 5.518% due 12/13/2038 ~	900	873
LendingClub Receivables Trust
3.750% due 01/15/2027	114	113
3.750% due 12/15/2045	64	63
4.000% due 08/15/2025	57	56
LL ABS Trust 6.630% due 05/15/2030	562	560
LoanCore Issuer Ltd. 5.618% due 11/15/2038 ~	900	861
Madison Park Funding Ltd. 5.155% due 04/22/2027 ~	418	414
Marlette Funding Trust
5.180% due 11/15/2032	501	497
5.950% due 11/15/2032	200	195
Master Credit Card Trust 4.844% due 07/21/2024 •	500	500
MF1 Ltd.
5.419% due 10/16/2036 •	400	384
6.471% due 06/19/2037 •	1,000	986
6.971% due 06/19/2037 •	1,300	1,282
Morgan Stanley ABS Capital, Inc. Trust
4.499% due 03/25/2037 •	1,987	898
5.304% due 03/25/2035 ~	196	192
Morgan Stanley Dean Witter Capital, Inc. Trust 5.369% due 02/25/2033 ~	188	184
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ	377	95
Option One Mortgage Loan Trust 5.169% due 02/25/2035 •	685	647
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	353	339
4.970% due 01/15/2030	154	152
6.060% due 03/15/2030	1,258	1,243
Ready Capital Mortgage Financing LLC 6.875% due 10/25/2039 •	699	698
Renaissance Home Equity Loan Trust 5.489% due 09/25/2037 •	354	168
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	438	423
5.380% due 11/25/2030	489	477
Residential Asset Securities Corp. Trust 4.969% due 06/25/2033 •	120	108
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025	284	283
Saranac CLO Ltd. 5.905% due 11/20/2029 •	362	358
Securitized Asset-Backed Receivables LLC Trust
4.869% due 07/25/2036 •	788	330
5.349% due 01/25/2036 ^•	499	473
Soundview Home Loan Trust 5.689% due 10/25/2037 ~	729	539
Specialty Underwriting & Residential Finance Trust
4.353% due 12/25/2036 •	609	577
4.689% due 06/25/2037 •	134	80
Structured Asset Investment Loan Trust 7.539% due 08/25/2033 ~	420	377
Theorem Funding Trust
1.850% due 02/15/2028	234	228
6.060% due 12/15/2028	563	554
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~	900	879
Upstart Securitization Trust 5.500% due 06/20/2032	681	665
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	79	76
Vibrant CLO Ltd.
5.283% due 09/15/2030 •	498	490

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

5.363% due 07/20/2032 •		500	492

Total Asset-Backed Securities (Cost $38,692)			37,416

SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		547	127
1.500% due 07/09/2035 þ		358	81

Total Sovereign Issues (Cost $415)			208

SHORT-TERM INSTRUMENTS 53.8%
REPURCHASE AGREEMENTS (h) 51.1%			83,581

SHORT-TERM NOTES 0.2%
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		406	405

HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (e)(f)	HUF	171,000	458

JAPAN TREASURY BILLS 1.9%
(0.244)% due 01/11/2023 (d)(e)	JPY	410,000	3,124

U.S. TREASURY BILLS 0.3%
4.218% due 03/02/2023 (d)(e)(k)		$538	534

Total Short-Term Instruments (Cost $87,801)			88,102

Total Investments in Securities (Cost $166,848)			162,937

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		8,943	87

Total Short-Term Instruments (Cost $87)			87

Total Investments in Affiliates (Cost $87)			87

Total Investments 99.6% (Cost $166,935)			$163,024
Financial Derivative Instruments (i)(j) 4.1%(Cost or Premiums, net $1,138)			6,751
Other Assets and Liabilities, net (3.7%)			(6,057)

Net Assets 100.0%			$163,718

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$2,981	U.S. Treasury Bills 0.000% due 06/08/2023	$(3,041)	$2,981	$2,981
4.280	12/30/2022	01/03/2023	80,600	U.S. Treasury Notes 3.250% due 06/30/2029	(82,212)	80,600	80,639

Total Repurchase Agreements	$(85,253)	$83,581	$83,620

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(4) at a weighted average interest rate of 3.910%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI EAFE Index March Futures	03/2023	25	$2,437	$(71)	$0	$(25)
U.S. Treasury 2-Year Note March Futures	03/2023	84	17,227	(1)	0	(13)
U.S. Treasury 10-Year Note March Futures	03/2023	5	561	(1)	0	(1)

$(73)	$0	$(39)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2023	3	$(579)	$25	$2	$0
Euro-Bund March Futures	03/2023	3	(427)	27	3	(2)
Euro-Buxl 30-Year Bond March Futures	03/2023	2	(290)	55	7	(1)

$107	$12	$(3)

Total Futures Contracts	$34	$12	$(42)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.998%		$700	$12	$(12)	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		300	(2)	(1)	(3)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		700	8	(4)	4	0	0

							$18	$(17)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026			$400	$7	$(2)	$5	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027			4,700	29	22	51	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027			18,300	8	145	153	1	0

							$44	$165	$209	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$11,800	$(469)	$(96)	$(565)	$0	$(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		4,200	(318)	(57)	(375)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	417	1,970	34	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	179	924	16	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	22,800	(29)	17	(12)	4	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		22,800	0	12	12	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,800	(30)	18	(12)	4	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,800	0	12	12	0	(4)
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	2,400	(250)	(71)	(321)	0	(13)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		800	146	30	176	8	0
Pay	CPURNSA	2.487	Maturity	12/07/2051		$1,200	43	9	52	4	0

							$1,391	$470	$1,861	$70	$(36)

Total Swap Agreements							$1,453	$618	$2,071	$71	$(36)

Cash of $2,860 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)									Unsettled variation margin liability of $(11) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)									This instrument has a forward starting effective date.
(j)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	CHF	17	$18	$0	$0
01/2023	JPY	410,000	2,867	0	(259)
01/2023	$473	JPY	64,300	17	0
02/2023	CAD	87	$65	1	0
02/2023	SEK	763	74	0	0
BPS	01/2023	HUF	82,035	214	0	(6)
01/2023	JPY	148,700	1,105	0	(28)
03/2023	MXN	2,945	146	0	(3)
03/2023	$174	MXN	3,523	4	0
BRC	01/2023	CNH	76	$11	0	0
01/2023	HUF	88,315	230	0	(7)
01/2023	SGD	73	54	0	0
CBK	01/2023	BRL	134	26	0	0
01/2023	CHF	224	238	0	(5)
01/2023	EUR	1,178	1,258	0	(4)
02/2023	CAD	112	83	0	0
02/2023	$203	CAD	271	0	(3)
GLM	01/2023	CNH	79	$11	0	0
01/2023	HKD	140	18	0	0
01/2023	$26	BRL	134	0	0
02/2023	BRL	134	$26	0	0
03/2023	$4,162	MXN	85,567	168	0
JPM	01/2023	33	ILS	114	0	(1)
02/2023	SEK	545	$54	1	0
MBC	01/2023	AUD	320	220	2	0
01/2023	DKK	9,000	1,258	0	(38)
01/2023	EUR	1,427	1,494	0	(34)
01/2023	GBP	44	54	0	0
01/2023	HKD	582	75	0	0
01/2023	$548	EUR	516	5	0
01/2023	248	GBP	203	0	(2)
01/2023	256	JPY	34,900	11	0
02/2023	CAD	88	$66	1	0
05/2023	CNH	49	7	0	0
MYI	01/2023	AUD	118	79	0	(1)
RBC	03/2023	$18	MXN	370	0	0
04/2023	MXN	87,294	$4,211	0	(182)
SCX	01/2023	CHF	106	115	0	0
UAG	01/2023	GBP	430	532	13	0
01/2023	ILS	201	59	2	0

Total Forward Foreign Currency Contracts	$225	$(573)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,238	$(315)	$303	$0	$(12)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERADXULT Index	12,034	4.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/22/2023	$24,497	$0	$(101)	$0	$(101)
Receive	ERADXULT Index	51,725	4.940% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/09/2023	96,212	0	7,353	7,353	0
JPM	Receive	ERADXULT Index	11,855	4.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/26/2023	24,133	0	(101)	0	(101)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2022 (Unaudited)

MEI	Receive	ERADXULT Index	4,111	4.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	8,369	0	(34)	0	(34)

								$0	$7,117	$7,353	$(236)

Total Swap Agreements								$(315)	$7,420	$7,353	$(248)

	(k)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

	(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

	(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

	(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

	(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

	Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
	Banking & Finance					$0	$3,735	$0		$3,735
	Industrials					0	537	0		537
Municipal Bonds & Notes
	Illinois					0	5	0		5
	U.S. Government Agencies					0	1,671	0		1,671
	U.S. Treasury Obligations					0	4,556	0		4,556
	Non-Agency Mortgage-Backed Securities					0	26,707	0		26,707
	Asset-Backed Securities					0	37,416	0		37,416
	Sovereign Issues					0	208	0		208
Short-Term Instruments
	Repurchase Agreements					0	83,581	0		83,581
	Short-Term Notes					0	405	0		405
	Hungary Treasury Bills					0	458	0		458
	Japan Treasury Bills					0	3,124	0		3,124
	U.S. Treasury Bills					0	534	0		534

						$0	$162,937	$0		$162,937
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes					$87	$0	$0		$87

	Total Investments					$87	$162,937	$0		$163,024

Financial Derivative Instruments - Assets
	Exchange-traded or centrally cleared					12	71	0		83
	Over the counter					0	7,578	0		7,578

						$12	$7,649	$0		$7,661
Financial Derivative Instruments - Liabilities
	Exchange-traded or centrally cleared					(28)	(50)	0		(78)
	Over the counter					0	(821)	0		(821)

						$(28)	$(871)	$0		$(899)

	Total Financial Derivative Instruments					$(16)	$6,778	$0		$6,762

	Totals					$71	$169,715	$0		$169,786

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO RAE PLUS Small Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 1.1%
Credit Suisse Group AG 6.250% due 12/18/2024 •(d)(e)		$200	$158
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		350	350
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	11,362	1,262

			1,770

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.943% due 01/10/2030		$145	147

Total Corporate Bonds & Notes (Cost $2,317)			1,917

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		88	89

Total Municipal Bonds & Notes (Cost $93)			89

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
1.461% due 03/25/2041 •(a)		697	49
2.241% due 01/25/2031 ~(a)		470	45
2.311% due 03/25/2036 •(a)		271	19
4.366% due 09/25/2042 •		6	5
4.739% due 07/25/2037 •		9	8
4.769% due 07/25/2037 ~		15	15
4.789% due 09/25/2035 •		30	30
4.799% due 09/25/2035 ~		70	69
5.109% due 06/25/2037 •		131	130
9.005% due 12/25/2036 ~		15	16
Freddie Mac
2.152% due 07/15/2036 •(a)		374	31
2.382% due 04/15/2036 ~(a)		61	4
4.698% due 03/15/2037 ~		136	133
5.000% due 04/15/2041		310	313
5.018% due 08/15/2037 •		184	183
5.028% due 10/15/2037 •		30	30
5.038% due 05/15/2037 - 09/15/2037 •		215	214
5.500% due 03/15/2034		94	95
Ginnie Mae 2.857% due 04/20/2068 ~		380	372
U.S. Small Business Administration 4.430% due 05/01/2029		21	20

Total U.S. Government Agencies (Cost $2,005)			1,781

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.3%
Adjustable Rate Mortgage Trust 3.765% due 01/25/2036 ^~		478	372
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		124	92
Banc of America Funding Trust
4.496% due 09/20/2034 ~		3	3
4.773% due 04/20/2047 ^~		16	12
Banc of America Mortgage Trust
2.641% due 02/25/2034 ~		10	10
3.348% due 01/25/2035 ~		13	12
4.014% due 05/25/2033 ~		1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.842% due 04/25/2033 ~		6	5
3.810% due 01/25/2035 ~		1	1
3.844% due 07/25/2034 ~		25	23
3.887% due 11/25/2034 ~		6	6
4.045% due 08/25/2033 ~		12	11

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

4.111% due 11/25/2034 ~		1	1
4.337% due 01/25/2033 ~		141	135
4.340% due 02/25/2033 ~		1	1
6.800% due 02/25/2036 ~		7	7
Bear Stearns ALT-A Trust
3.044% due 10/25/2033 ~		1	1
3.336% due 11/25/2035 ^~		280	247
3.354% due 10/25/2035 ^~		225	190
4.729% due 12/25/2046 ^~		17	15
4.889% due 01/25/2036 ^•		25	32
BX Commercial Mortgage Trust 6.176% due 01/17/2039 ~		1,000	950
Chase Mortgage Finance Trust
3.707% due 09/25/2036 ^~		46	38
3.824% due 12/25/2035 ^~		24	22
6.000% due 11/25/2036 ^		113	51
6.000% due 12/25/2036		59	29
ChaseFlex Trust 4.689% due 07/25/2037 ~		183	176
Citigroup Mortgage Loan Trust
3.871% due 09/25/2037 ^~		180	155
4.194% due 08/25/2035 ~		5	5
6.170% due 09/25/2062 þ		1,068	1,046
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		25	22
3.448% due 08/25/2035 ~		11	10
3.528% due 01/25/2036 ~		52	47
4.769% due 09/25/2046 ^•		233	215
4.789% due 08/25/2037 •		47	31
4.813% due 05/20/2046 ^~		16	13
4.949% due 02/25/2037 ~		93	75
4.953% due 11/20/2035 •		19	17
4.993% due 12/20/2035 ~		187	163
5.029% due 11/25/2035 •		1,001	794
5.500% due 07/25/2035 ^		1	1
5.500% due 11/25/2035		21	13
6.250% due 08/25/2036		540	323
Countrywide Home Loan Mortgage Pass-Through Trust
3.671% due 02/20/2035 ~		1	1
3.680% due 08/25/2034 ~		6	6
3.792% due 11/25/2034 ~		53	48
3.952% due 10/20/2034 ~		71	65
5.049% due 02/25/2035 •		17	14
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		1,004	821
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		69	41
Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037		1,300	1,174
2.963% due 12/26/2059 ~		341	336
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.049% due 02/25/2036 •		592	548
5.139% due 10/25/2047 •		885	705
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	66	77
European Loan Conduit DAC 2.803% due 02/17/2030 •	EUR	480	492
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		$1,300	1,312
GS Mortgage Securities Corp. Trust 5.238% due 07/15/2025 •		878	856
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~		8	8
5.500% due 01/25/2037		33	41
6.000% due 02/25/2036 ^		1,038	475
6.000% due 07/25/2037 ^		279	195
HarborView Mortgage Loan Trust
3.529% due 06/19/2036 ^~		272	156
4.679% due 12/19/2036 ^•		26	23
4.779% due 05/19/2035 ~		822	732
4.819% due 06/19/2035 •		199	186
4.819% due 12/19/2036 ^~		542	491
Hilton Orlando Trust 5.618% due 12/15/2034 •		1,000	969
IndyMac INDX Mortgage Loan Trust
3.215% due 06/25/2036 ~		554	501
4.749% due 02/25/2037 ^•		306	269
5.029% due 07/25/2045 ~		15	13
InTown Mortgage Trust 7.622% due 08/15/2039 •		1,200	1,196
JP Morgan Alternative Loan Trust 3.133% due 05/25/2036 ^~		264	151
JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033		900	801
5.768% due 12/15/2031 •		212	202

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

JP Morgan Mortgage Trust
3.480% due 04/25/2037 ~	16	12
3.590% due 10/25/2036 ~	21	16
3.614% due 10/25/2036 ^~	132	100
3.708% due 07/25/2035 ~	9	9
4.001% due 07/25/2035 ~	95	88
5.750% due 01/25/2036 ^	9	4
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ	800	735
1.991% due 09/25/2060 ~	90	88
Lehman XS Trust
4.889% due 08/25/2037 •	253	226
6.089% due 09/25/2047 •	227	189
Luminent Mortgage Trust 5.109% due 04/25/2036 •	135	111
MASTR Adjustable Rate Mortgages Trust
2.642% due 07/25/2035 ^~	37	32
3.200% due 10/25/2033 ~	207	162
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.758% due 12/15/2030 •	5	4
Merrill Lynch Alternative Note Asset Trust
4.789% due 03/25/2037 ~	1,806	516
4.989% due 03/25/2037 •	368	107
Merrill Lynch Mortgage Investors Trust
3.011% due 05/25/2033 ~	20	19
3.820% due 09/25/2035 ^~	104	84
Morgan Stanley Mortgage Loan Trust 4.386% due 06/25/2036 ~	7	6
Morgan Stanley Re-REMIC Trust
2.702% due 02/26/2037 •	107	96
5.250% due 05/26/2037 ~	92	52
Mortgage Equity Conversion Asset Trust 5.140% due 05/25/2042 ~	470	410
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~	230	213
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	11	6
PHH Alternative Mortgage Trust 4.709% due 02/25/2037 ~	717	502
Prime Mortgage Trust 6.000% due 06/25/2036 ^	6	5
Residential Accredit Loans, Inc. Trust
4.689% due 02/25/2037 •	250	218
4.749% due 07/25/2036 ~	915	389
4.759% due 08/25/2036 ~	471	415
6.000% due 08/25/2036 ^	58	45
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~	860	791
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•	5	4
3.675% due 11/25/2035 ^~	196	177
3.780% due 02/25/2034 ~	2	2
4.689% due 08/25/2036 ^•	151	106
Structured Asset Mortgage Investments Trust
4.849% due 02/25/2036 ^•	209	182
4.949% due 02/25/2036 ^•	2	2
5.039% due 02/19/2035 ~	9	8
Thornburg Mortgage Securities Trust
6.666% due 06/25/2047 ^•	324	271
6.666% due 06/25/2047 •	1	1
WaMu Mortgage Pass-Through Certificates Trust
2.858% due 07/25/2047 •	144	116
2.928% due 10/25/2046 ^•	1,586	1,326
3.030% due 12/25/2046 •	58	54
3.096% due 08/25/2046 •	154	117
3.211% due 02/25/2037 ^~	76	69
3.229% due 06/25/2037 ^~	37	34
3.548% due 10/25/2046 ~	18	16
4.949% due 11/25/2045 •	19	16
Washington Mutual Mortgage Pass-Through Certificates Trust
2.798% due 02/25/2047 ^•	661	560
Wells Fargo Alternative Loan Trust
3.563% due 07/25/2037 ^~	13	11
6.250% due 07/25/2037 ^	404	338
Wells Fargo Mortgage-Backed Securities Trust 4.564% due 12/25/2036 ^~	84	80

Total Non-Agency Mortgage-Backed Securities (Cost $28,718)		27,418

ASSET-BACKED SECURITIES 25.5%
ACE Securities Corp. Home Equity Loan Trust
4.509% due 10/25/2036 ~	2	1
6.189% due 10/25/2032 ~	1	1
Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •	600	585

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

AREIT Trust 5.076% due 01/16/2037 ~		761	727
Argent Securities Trust 4.499% due 09/25/2036 •		317	106
Bear Stearns Asset-Backed Securities Trust 4.629% due 06/25/2047 •		357	356
BHG Securitization Trust
5.320% due 10/17/2035		730	724
5.930% due 10/17/2035		1,200	1,181
CarNow Auto Receivables Trust 3.440% due 07/15/2024		30	30
Citigroup Mortgage Loan Trust
4.539% due 12/25/2036 ~		1,417	593
4.569% due 01/25/2037 •		1,632	1,217
4.589% due 05/25/2037 ~		957	661
4.709% due 09/25/2036 •		1,958	1,408
Countrywide Asset-Backed Certificates 4.789% due 02/25/2037 ~		228	207
Countrywide Asset-Backed Certificates Trust
4.929% due 03/25/2036 •		363	334
4.989% due 06/25/2036 •		73	73
CQS U.S. CLO Ltd. 6.747% due 07/20/2031 •		700	695
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,500	1,559
FREED ABS Trust 4.500% due 08/20/2029		$357	356
Fremont Home Loan Trust
4.709% due 08/25/2036 ~		4,244	1,471
5.049% due 01/25/2036 •		264	245
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •		697	686
GSAA Home Equity Trust 4.629% due 06/25/2036 ~		271	62
GSAMP Trust
4.439% due 12/25/2046 •		635	319
4.559% due 12/25/2036 •		1,315	658
Home Equity Mortgage Loan Asset-Backed Trust 4.599% due 04/25/2037 ~		116	81
HSI Asset Securitization Corp. Trust
4.224% due 04/25/2037 ~		688	478
4.609% due 12/25/2036 ~		3,684	1,009
JP Morgan Mortgage Acquisition Trust 4.689% due 07/25/2036 •		263	121
LCCM Trust 5.518% due 12/13/2038 ~		1,200	1,164
LendingClub Receivables Trust
3.750% due 01/15/2027		172	169
3.750% due 12/15/2045		100	99
4.000% due 08/15/2025		89	88
Long Beach Mortgage Loan Trust
4.689% due 05/25/2036 ~		231	134
4.929% due 05/25/2046 •		1,500	507
5.364% due 04/25/2035 •		362	357
M360 Ltd. 5.861% due 11/22/2038 ~		1,100	1,084
Marlette Funding Trust
5.180% due 11/15/2032		668	663
5.950% due 11/15/2032		300	293
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		48	48
MASTR Asset-Backed Securities Trust
4.439% due 01/25/2037 •		5,568	1,611
4.709% due 10/25/2036 ~		1,232	650
4.869% due 03/25/2036 ~		188	133
MF1 Ltd. 6.971% due 06/19/2037 •		1,900	1,874
MFA Trust 2.363% due 03/25/2060 þ		253	239
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 01/25/2037 ~		1,014	502
4.519% due 02/25/2037 ~		1,236	556
4.524% due 11/25/2036 •		1,867	1,265
4.599% due 01/25/2037 ~		926	459
4.669% due 08/25/2036 ~		1,694	897
Morgan Stanley Dean Witter Capital, Inc. Trust 5.369% due 02/25/2033 ~		166	163
Morgan Stanley Mortgage Loan Trust
4.729% due 11/25/2036 •		132	41
5.109% due 04/25/2037 •		146	43
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.719% due 10/25/2036 ^•		649	147
NovaStar Mortgage Funding Trust 4.709% due 10/25/2036 •		911	515
Oportun Issuance Trust 5.940% due 10/09/2029		361	358

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

Ownit Mortgage Loan Trust 5.289% due 10/25/2036 ^•		127	116
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		231	227
6.060% due 03/15/2030		1,797	1,775
PRET LLC
2.240% due 09/27/2060 þ		301	276
5.240% due 04/25/2052 þ		445	430
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,602	600
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		438	423
5.380% due 11/25/2030		685	668
Securitized Asset-Backed Receivables LLC Trust
4.549% due 08/25/2036 •		990	323
4.869% due 07/25/2036 •		483	203
5.349% due 01/25/2036 ^•		634	601
Soundview Home Loan Trust
4.469% due 06/25/2037 ~		239	171
4.649% due 02/25/2037 •		565	166
5.289% due 10/25/2037 •		1,347	1,051
Structured Asset Securities Corp. Mortgage Loan Trust
4.524% due 07/25/2036 •		92	91
4.729% due 12/25/2036 ~		58	57
Theorem Funding Trust
1.850% due 02/15/2028		327	319
6.060% due 12/15/2028		724	712
TIAA CLO Ltd. 5.943% due 01/20/2032 •		1,000	969
Upstart Securitization Trust 5.500% due 06/20/2032		937	914
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		159	152

Total Asset-Backed Securities (Cost $43,548)			40,247

SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		497	115
1.400% due 03/25/2023	ARS	57,347	174
1.500% due 07/09/2035 þ		$326	74

Total Sovereign Issues (Cost $630)			363

SHORT-TERM INSTRUMENTS 54.1%
REPURCHASE AGREEMENTS (f) 51.8%			82,036

HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (c)	HUF	165,000	442

U.S. TREASURY BILLS 2.0%
4.188% due 03/02/2023 (b)(c)(i)		$3,211	3,189

Total Short-Term Instruments (Cost $85,657)			85,667

Total Investments in Securities (Cost $162,968)			157,482

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		15,077	147

Total Short-Term Instruments (Cost $149)			147

Total Investments in Affiliates (Cost $149)			147

Total Investments 99.6% (Cost $163,117)			$157,629
Financial Derivative Instruments (g)(h) 2.4%(Cost or Premiums, net $363)			3,838
Other Assets and Liabilities, net (2.0)%			(3,198)

Net Assets 100.0%			$158,269

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$3,436	U.S. Treasury Bills 0.000% due 06/29/2023	$(3,505)	$3,436	$3,436
FICC	4.280	12/30/2022	01/03/2023	78,600	U.S. Treasury Bonds 2.250% - 3.125% due 08/15/2044 - 02/15/2052	(53,848)	78,600	78,638
U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2032	(26,324)

Total Repurchase Agreements	$(83,677)	$82,036	$82,074

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(17) at a weighted average interest rate of 3.810%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index March Futures	03/2023	23	$2,037	$(65)	$0	$(7)
E-Mini S&P 500 Index March Futures	03/2023	44	8,494	(268)	0	(24)

$(333)	$0	$(31)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	5	$(711)	$46	$6	$(3)
Euro-Buxl 30-Year Bond March Futures	03/2023	2	(290)	55	7	(1)
U.S. Treasury 10-Year Note March Futures	03/2023	12	(1,348)	3	2	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	4	(537)	(3)	2	0

$101	$17	$(4)

Total Futures Contracts	$(232)	$17	$(35)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.391%	$100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	EUR	400	(25)	20	(5)	0	(1)

$(24)	$20	$(4)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$200	$(1)	$3	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$10,100	$(764)	$(137)	$(901)	$0	$(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,300	1,813	338	2,151	37	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	25,700	0	(1,904)	(1,904)	0	(26)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	12,300	(76)	(848)	(924)	0	(14)
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	2,700	(281)	(80)	(361)	0	(14)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	1,100	201	41	242	12	0
Pay	CPURNSA	2.487	Maturity	12/07/2051	$1,800	24	53	77	6	0

$917	$(2,537)	$(1,620)	$55	$(69)

Total Swap Agreements	$892	$(2,514)	$(1,622)	$55	$(70)

Cash of $2,473 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2023	HUF	79,080	$207	$0	$(5)
BRC	01/2023	85,293	222	0	(6)
CBK	01/2023	BRL	1,436	273	2	0
01/2023	EUR	57	60	0	(1)
GLM	01/2023	$269	BRL	1,436	2	0
01/2023	13	CNH	88	0	0
03/2023	486	MXN	9,991	20	0
04/2023	BRL	1,436	$265	0	(3)
MBC	01/2023	DKK	8,555	1,196	0	(36)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

01/2023	EUR	2,340	2,453	0	(53)
01/2023	GBP	71	86	1	0
01/2023	$423	EUR	397	2	0
05/2023	CNH	91	$14	0	0
MYI	01/2023	DKK	580	83	0	(1)
RBC	03/2023	$2	MXN	44	0	0
04/2023	MXN	10,373	$500	0	(22)

Total Forward Foreign Currency Contracts	$27	$(127)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,091	$(529)	$508	$0	$(21)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERAUSST Index	2,371	4.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	$12,434	$0	$(52)	$0	$(52)
FAR	Receive	ERAUSST Index	12,827	4.480% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/26/2023	63,928	0	2,326	2,326	0
JPM	Receive	ERAUSST Index	1,021	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	5,354	0	(22)	0	(22)
SOG	Receive	ERAUSST Index	8,767	4.360% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/19/2023	43,492	0	1,798	1,798	0
UAG	Receive	ERAUSST Index	3,092	4.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	16,215	0	(58)	0	(58)

$0	$3,992	$4,124	$(132)

Total Swap Agreements	$(529)	$4,500	$4,124	$(153)

(i)

Securities with an aggregate market value of $3,189 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,770	$0	$1,770
Industrials	0	147	0	147
Municipal Bonds & Notes
Illinois	0	89	0	89
U.S. Government Agencies	0	1,781	0	1,781
Non-Agency Mortgage-Backed Securities	0	27,418	0	27,418
Asset-Backed Securities	0	40,247	0	40,247
Sovereign Issues	0	363	0	363
Short-Term Instruments
Repurchase Agreements	0	82,036	0	82,036
Hungary Treasury Bills	0	442	0	442
U.S. Treasury Bills	0	3,189	0	3,189

	$0	$157,482	$0	$157,482
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$147	$0	$0	$147

Total Investments	$147	$157,482	$0	$157,629

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	59	0	72
Over the counter	0	4,151	0	4,151

	$13	$4,210	$0	$4,223
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(70)	0	(105)
Over the counter	0	(280)	0	(280)

	$(35)	$(350)	$0	$(385)

Total Financial Derivative Instruments	$(22)	$3,860	$0	$3,838

Totals	$125	$161,342	$0	$161,467

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0% ¤
CORPORATE BONDS & NOTES 17.2%
BANKING & FINANCE 11.1%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$2,047	$2,033
American Tower Corp.
1.000% due 01/15/2032	EUR	1,800	1,419
3.800% due 08/15/2029		$1,686	1,533
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 •		1,200	1,148
Aviation Capital Group LLC 4.375% due 01/30/2024		120	117
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,567	1,255
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)	EUR	600	619
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,745	1,684
Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,316
5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	794
Barclays PLC
4.972% due 05/16/2029 •		800	753
6.024% (US0003M + 1.380%) due 05/16/2024 ~		2,529	2,529
7.125% due 06/15/2025 •(f)(g)	GBP	1,142	1,309
7.250% due 03/15/2023 •(f)(g)		400	479
8.000% due 06/15/2024 •(f)(g)		$872	849
Credit Suisse Group AG
3.750% due 03/26/2025		1,000	901
6.375% due 08/21/2026 •(f)(g)		872	627
7.500% due 07/17/2023 •(f)(g)		940	754
7.500% due 12/11/2023 •(f)(g)		800	701
Danske Bank AS 5.795% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,100
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	391
1.625% due 01/20/2027		700	662
1.750% due 01/17/2028		100	92
3.547% due 09/18/2031 •		$3,450	2,773
5.966% (US0003M + 1.230%) due 02/27/2023 ~		2,529	2,530
Discover Bank 4.650% due 09/13/2028		1,544	1,449
Equinix, Inc. 1.550% due 03/15/2028		700	580
Equitable Holdings, Inc. 4.350% due 04/20/2028		603	576
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	566
Ford Motor Credit Co. LLC 5.584% due 03/18/2024		$200	198
General Motors Financial Co., Inc. 4.738% (US0003M + 0.990%) due 01/05/2023 ~		61	61
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,446	1,350
6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	394
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	480
2.999% due 03/10/2026 •		3,200	3,010
4.292% due 09/12/2026 •		400	383
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		1,500	1,501
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,200	1,131
4.947% due 06/27/2025 •(f)(g)	EUR	200	206
7.500% due 09/27/2025 •(f)(g)		$872	843
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		1,678	1,576
Nationwide Building Society 4.363% due 08/01/2024 •		1,008	995
NatWest Group PLC
4.519% due 06/25/2024 •		1,074	1,064
4.892% due 05/18/2029 •		2,468	2,340
6.274% (US0003M + 1.550%) due 06/25/2024 ~		1,074	1,074

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

8.000% due 08/10/2025 •(f)(g)		872	860
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	6,417	713
Nykredit Realkredit AS 1.500% due 10/01/2053		32,333	3,590
Realkredit Danmark AS 1.500% due 10/01/2053		9,945	1,104
Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$1,476	1,452
6.750% due 06/24/2024 •(f)(g)	GBP	900	1,048
Societe Generale SA 7.875% due 12/18/2023 •(f)(g)		$300	298
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		2,300	1,760
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,454
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		1,100	1,102
UBS AG 5.125% due 05/15/2024 (g)		2,348	2,322
UBS Group AG 4.751% due 05/12/2028 •		2,500	2,396
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	2,100	1,728
0.625% due 08/14/2030		1,200	974
1.741% due 05/04/2030 •		2,000	1,817
2.879% due 10/30/2030 •		$1,600	1,362

			72,125

INDUSTRIALS 5.1%
Aker BP ASA 2.875% due 01/15/2026		450	416
Bacardi Ltd.
2.750% due 07/15/2026		100	91
4.700% due 05/15/2028		300	287
BAT International Finance PLC
1.668% due 03/25/2026		1,200	1,065
3.950% due 06/15/2025		120	115
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		447	415
Broadcom, Inc.
2.450% due 02/15/2031		700	553
3.469% due 04/15/2034		1,300	1,041
3.500% due 02/15/2041		400	285
3.750% due 02/15/2051		200	139
Caterpillar, Inc. 2.600% due 09/19/2029		1,566	1,381
Charter Communications Operating LLC
4.908% due 07/23/2025		2,148	2,107
6.090% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,118
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	634
DAE Funding LLC
1.625% due 02/15/2024		900	855
2.625% due 03/20/2025		400	375
3.375% due 03/20/2028		500	445
Dell International LLC
4.900% due 10/01/2026		100	99
5.300% due 10/01/2029		300	294
Energy Transfer LP 4.250% due 03/15/2023		240	239
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,324	1,297
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$2,348	1,988
Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,476
3.500% due 07/26/2026		200	184
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,581
Micron Technology, Inc. 5.327% due 02/06/2029		$843	811
MPLX LP 2.650% due 08/15/2030		800	650
Nakilat, Inc. 6.067% due 12/31/2033		832	859
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	784
3.522% due 09/17/2025		1,500	1,395
4.345% due 09/17/2027		1,800	1,635
4.810% due 09/17/2030		800	681
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		800	683
Pfizer, Inc. 3.450% due 03/15/2029		1,446	1,367

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

T-Mobile USA, Inc.
2.050% due 02/15/2028		800	688
2.700% due 03/15/2032		300	243
3.375% due 04/15/2029		500	441
3.500% due 04/15/2031		600	519
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		400	347
4.279% due 03/15/2032		1,500	1,239

			32,822

UTILITIES 1.0%
American Water Capital Corp. 3.450% due 06/01/2029		1,446	1,323
Edison International 5.750% due 06/15/2027		542	544
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	433
4.550% due 07/01/2030		800	727
Rio Oil Finance Trust 9.250% due 07/06/2024		77	78
Southern California Edison Co. 3.650% due 03/01/2028		1,145	1,070
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,461
Sprint LLC
7.125% due 06/15/2024		301	308
7.875% due 09/15/2023		662	673

			6,617

Total Corporate Bonds & Notes (Cost $126,698)			111,564

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		90	92

Total Municipal Bonds & Notes (Cost $88)			92

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
1.461% due 03/25/2041 •(a)		1,561	110
2.311% due 03/25/2036 •(a)		607	43
9.005% due 12/25/2036 ~		34	37
Freddie Mac
2.152% due 07/15/2036 •(a)		839	70
2.382% due 04/15/2036 ~(a)		138	8
4.000% due 01/01/2048 - 03/01/2049		1,201	1,149
Ginnie Mae
1.750% due 11/20/2044 •		283	276
2.857% due 04/20/2068 ~		850	833
Uniform Mortgage-Backed Security 3.500% due 06/01/2045 - 04/01/2048		8,183	7,578

Total U.S. Government Agencies (Cost $11,114)			10,104

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Inflation Protected Securities (e)(l)
0.125% due 01/15/2031		6,182	5,494
1.375% due 02/15/2044		7,556	7,024

Total U.S. Treasury Obligations (Cost $15,104)			12,518

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust
3.361% due 09/25/2035 ^~		9	7
3.765% due 01/25/2036 ^~		1,070	834
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		277	207
Avon Finance PLC 4.331% due 09/20/2048 •	GBP	6,362	7,546
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$1,000	845
Banc of America Funding Trust
4.496% due 09/20/2034 ~		8	7
4.773% due 04/20/2047 ^~		35	27
BCAP LLC Trust 5.250% due 04/26/2037		51	31
Bear Stearns Adjustable Rate Mortgage Trust
2.842% due 04/25/2033 ~		12	12
3.810% due 01/25/2035 ~		2	2
3.844% due 07/25/2034 ~		57	51
4.045% due 08/25/2033 ~		27	25

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.089% due 02/25/2034 ~		4	3
4.337% due 01/25/2033 ~		315	303
4.340% due 02/25/2033 ~		1	1
Bear Stearns ALT-A Trust
3.044% due 10/25/2033 ~		2	2
3.115% due 05/25/2035 ~		21	19
4.889% due 01/25/2036 ^•		55	71
BX Trust 5.085% (TSFR1M + 0.749%) due 04/15/2039 ~		1,200	1,108
Citigroup Mortgage Loan Trust
3.440% due 09/25/2035 •		1	1
6.170% due 09/25/2062 þ		3,009	2,948
Colony Mortgage Capital Ltd. 5.796% due 11/15/2038 •		3,200	3,000
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		59	51
4.749% due 05/25/2047 ~		114	96
4.789% due 08/25/2037 •		105	70
4.993% due 12/20/2035 ~		418	365
5.029% due 11/25/2035 •		2,242	1,778
5.500% due 11/25/2035		47	29
6.250% due 08/25/2036		1,209	724
Countrywide Home Loan Mortgage Pass-Through Trust
3.632% due 09/25/2047 ^~		1	1
3.680% due 08/25/2034 ~		5	5
5.049% due 02/25/2035 •		13	11
Credit Suisse First Boston Mortgage Securities Corp. 3.792% due 03/25/2032 ~		5	4
Credit Suisse Mortgage Capital Trust 2.963% due 12/26/2059 ~		571	564
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.139% due 10/25/2047 •		1,982	1,578
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		3,300	3,254
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	148	171
FWD Securitization Trust 2.240% due 01/25/2050 ~		$576	515
GCAT LLC 2.981% due 09/25/2025 þ		859	832
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		3,000	3,027
GSR Mortgage Loan Trust
3.719% due 11/25/2035 ~		2	2
6.000% due 03/25/2032		0	1
HarborView Mortgage Loan Trust
4.559% due 07/19/2047 ~		1,890	1,717
4.749% due 12/19/2036 •		496	409
IndyMac INDX Mortgage Loan Trust
4.869% due 07/25/2035 •		1	1
5.029% due 07/25/2045 ~		34	28
JP Morgan Chase Commercial Mortgage Securities Trust 2.287% due 03/05/2042		3,400	2,782
JP Morgan Mortgage Trust 3.480% due 04/25/2037 ~		36	27
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,009	908
Lehman XS Trust
4.749% due 12/25/2036 •		794	745
4.889% due 08/25/2037 •		566	507
Luminent Mortgage Trust 3.087% due 04/25/2036 ~		3,078	2,285
MAD Mortgage Trust 3.366% due 08/15/2034 ~		1,790	1,648
MASTR Adjustable Rate Mortgages Trust
3.200% due 10/25/2033 ~		463	362
4.599% due 04/25/2046 ~		3	3
Merrill Lynch Alternative Note Asset Trust 4.789% due 03/25/2037 ~		4,044	1,156
Merrill Lynch Mortgage Investors Trust
3.011% due 05/25/2033 ~		36	34
4.385% due 11/25/2035 •		121	113
Merrill Lynch Mortgage-Backed Securities Trust 2.861% due 04/25/2037 ^~		10	9
MSDB Trust 3.316% due 07/11/2039 ~		4,000	3,504
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		423	392
PHH Alternative Mortgage Trust 4.709% due 02/25/2037 ~		1,607	1,124
PRET LLC 6.559% due 08/25/2052 þ		3,063	3,027
Residential Accredit Loans, Inc. Trust 4.729% due 01/25/2037 ~		1,559	1,269
Sequoia Mortgage Trust
2.976% due 01/20/2047 ^~		4	3

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.008% due 03/20/2035 ~		5	5
Structured Adjustable Rate Mortgage Loan Trust 3.675% due 11/25/2035 ^~		440	397
Structured Asset Mortgage Investments Trust 5.039% due 02/19/2035 ~		19	18
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	496	565
Thornburg Mortgage Securities Trust 6.666% due 06/25/2047 ^•		$6	6
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	4,409	5,273
4.471% due 02/20/2054 •		1,219	1,468
WaMu Mortgage Pass-Through Certificates Trust
2.710% due 01/25/2037 ^~		$2	2
2.766% due 04/25/2037 ^~		7	6
2.858% due 07/25/2047 •		323	259
2.928% due 10/25/2046 ^•		3,552	2,970
3.030% due 12/25/2046 •		129	120
3.510% due 12/25/2036 ^~		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
2.798% due 02/25/2047 ^•		1,481	1,254
3.018% due 05/25/2046 ^•		3	2
Wells Fargo Alternative Loan Trust
3.563% due 07/25/2037 ^~		29	26
6.250% due 07/25/2037 ^		905	758
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		2,777	2,707

Total Non-Agency Mortgage-Backed Securities (Cost $72,650)			68,019

ASSET-BACKED SECURITIES 25.2%
ACE Securities Corp. Home Equity Loan Trust 6.189% due 10/25/2032 ~		2	2
ALM Ltd. 5.929% due 10/15/2029 •		3,100	3,019
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.334% due 07/25/2035 •		4,964	4,809
Arbor Realty Commercial Real Estate Notes Ltd.
6.736% due 05/15/2037 •		1,200	1,173
7.236% due 05/15/2037 •		1,200	1,177
Argent Securities Trust
4.499% due 09/25/2036 •		710	237
4.869% due 06/25/2036 •		2,096	591
Asset-Backed Funding Certificates Trust 5.124% due 03/25/2035 •		1,140	1,031
Atlas Senior Loan Fund Ltd. 5.543% due 04/20/2028 •		2,150	2,117
Black Diamond CLO DAC 2.778% due 05/15/2032 •	EUR	2,100	2,179
Cairn CLO DAC 2.158% due 10/15/2031 ~		850	891
Carlyle Euro CLO DAC
2.078% due 01/15/2031 ~		1,449	1,514
2.688% due 08/15/2032 ~		2,300	2,392
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$120	120
Carrington Mortgage Loan Trust
4.649% due 02/25/2037 ~		3,434	3,086
5.363% due 10/20/2029 •		2,429	2,400
CIFC Funding Ltd. 5.908% due 04/25/2033 ~		1,700	1,637
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		850	850
Citigroup Mortgage Loan Trust
4.539% due 12/25/2036 ~		3,173	1,327
4.709% due 09/25/2036 •		3,428	2,465
Countrywide Asset-Backed Certificates
4.789% due 02/25/2037 ~		466	423
4.889% due 01/25/2046 ^~		5,118	4,786
Countrywide Asset-Backed Certificates Trust
4.539% due 06/25/2047 ^•		25	25
4.989% due 06/25/2036 •		164	162
Exeter Automobile Receivables Trust 5.290% due 01/15/2025		3,700	3,700
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		3,700	3,564
FREED ABS Trust 6.490% due 12/18/2029		1,615	1,615
Fremont Home Loan Trust 5.049% due 01/25/2036 •		485	450
Galaxy CLO Ltd. 5.049% due 10/15/2030 •		1,000	978
GoldenTree Loan Management EUR CLO DAC 2.356% due 01/20/2032 •	EUR	10,500	10,870
GSAA Home Equity Trust 4.629% due 06/25/2036 ~		$608	138

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

GSAMP Trust 4.519% due 12/25/2046 •		1,758	948
Halseypoint CLO Ltd. 5.683% due 07/20/2031 •		600	589
Harvest CLO DAC 2.018% due 10/15/2031 •	EUR	1,000	1,041
Home Equity Mortgage Loan Asset-Backed Trust 4.599% due 04/25/2037 ~		$239	166
HSI Asset Securitization Corp. Trust 4.609% due 12/25/2036 ~		8,252	2,259
JP Morgan Mortgage Acquisition Trust 4.689% due 07/25/2036 •		589	270
Laurelin DAC 2.176% due 10/20/2031 •	EUR	2,700	2,802
LendingClub Receivables Trust
3.750% due 01/15/2027		$563	555
3.750% due 12/15/2045		328	323
4.000% due 08/15/2025		299	297
LL ABS Trust
3.760% due 11/15/2029		1,128	1,105
6.630% due 05/15/2030		2,569	2,560
Long Beach Mortgage Loan Trust 5.364% due 04/25/2035 •		811	800
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	915
2.058% due 10/15/2030 •		563	589
3.078% due 10/15/2032 •		2,300	2,350
Marlette Funding Trust
5.180% due 11/15/2032		$1,837	1,823
5.950% due 11/15/2032		1,000	977
Master Credit Card Trust 4.844% due 07/21/2024 •		1,900	1,900
MASTR Asset-Backed Securities Trust
4.709% due 10/25/2036 ~		2,759	1,455
4.869% due 03/25/2036 ~		419	296
MF1 Ltd. 5.576% due 02/19/2037 ~		2,900	2,769
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 01/25/2037 ~		2,274	1,127
4.519% due 02/25/2037 •		2,420	2,171
4.669% due 08/25/2036 ~		3,794	2,009
Morgan Stanley Home Equity Loan Trust 4.559% due 04/25/2037 •		2,315	1,268
Morgan Stanley Mortgage Loan Trust 5.109% due 04/25/2037 •		326	97
Mountain View CLO LLC 5.169% due 10/16/2029 •		2,132	2,109
Nassau Ltd. 5.229% due 10/15/2029 •		1,423	1,405
Nelnet Student Loan Trust 5.093% due 04/20/2062 •		1,762	1,711
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.719% due 10/25/2036 ^•		1,454	329
NovaStar Mortgage Funding Trust 4.709% due 10/25/2036 •		2,041	1,154
Oportun Issuance Trust 7.451% due 01/08/2030		3,274	3,275
Ownit Mortgage Loan Trust 5.289% due 10/25/2036 ^•		284	260
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		2,257	2,168
4.970% due 01/15/2030		923	909
6.060% due 03/15/2030		4,223	4,172
Palmer Square European Loan Funding DAC 2.158% due 04/15/2031 •	EUR	3,585	3,731
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.264% due 10/25/2034 ~		$1,131	1,049
PFP Ltd. 6.600% due 08/19/2035 ~		2,400	2,358
PRET LLC
1.744% due 07/25/2051 þ		810	735
1.843% due 09/25/2051 þ		2,357	2,112
1.868% due 07/25/2051 þ		865	768
5.240% due 04/25/2052 þ		1,425	1,376
Ready Capital Mortgage Financing LLC 6.875% due 10/25/2039 •		2,796	2,792
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		700	677
5.380% due 11/25/2030		2,055	2,004
Residential Asset Mortgage Products Trust 5.064% due 11/25/2035 ~		1,804	1,736
Securitized Asset-Backed Receivables LLC Trust 5.109% due 10/25/2035 ~		2,650	2,308
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	2,150	2,228

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

SMB Private Education Loan Trust
1.070% due 01/15/2053		$2,117	1,818
5.048% due 01/15/2053 •		2,250	2,155
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,704	1,543
Soundview Home Loan Trust
4.469% due 06/25/2037 ~		536	384
4.649% due 02/25/2037 •		1,265	371
Starwood Mortgage Trust 5.607% due 11/15/2038 ~		4,500	4,390
Theorem Funding Trust
1.210% due 12/15/2027		465	458
7.600% due 04/15/2029		2,731	2,722
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	2,500	2,598
Toro European CLO DAC 2.239% due 01/12/2032 •		9,100	9,384
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		$555	532
VMC Finance LLC 5.708% due 02/18/2039 •		2,800	2,736

Total Asset-Backed Securities (Cost $177,662)			163,646

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		722	197
1.000% due 07/09/2029		149	40
1.500% due 07/09/2035 þ		1,323	337
3.500% due 07/09/2041 þ		4,395	1,260
15.500% due 10/17/2026	ARS	31,468	24

Total Sovereign Issues (Cost $3,510)			1,858

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander SA 5.250% due 09/29/2023 •(f)(g)		200,000	205
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)		486,375	501

Total Preferred Securities (Cost $803)			706

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 37.2%
COMMERCIAL PAPER 2.4%
American Electric Power Co., Inc.
4.800% due 01/04/2023		$2,400	2,398
4.800% due 01/19/2023		1,700	1,696
AT&T, Inc. 4.650% due 01/03/2023		2,800	2,798
Crown Castle, Inc. 5.100% due 01/05/2023		5,000	4,996
Duke Energy Corp. 4.650% due 01/09/2023		1,100	1,099
Quanta Services, Inc. 5.100% due 01/11/2023		2,500	2,496

			15,483

REPURCHASE AGREEMENTS (h) 20.4%			132,573

SHORT-TERM NOTES 3.1%
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		1,622	1,619
Federal Home Loan Bank
4.320% due 01/06/2023 •		6,200	6,200
4.340% due 02/10/2023 •(j)		6,300	6,300

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

4.345% due 02/23/2023 •		6,100	6,101

			20,220

HUNGARY TREASURY BILLS 0.5%
18.250% due 01/03/2023 (c)(d)	HUF	1,114,000	2,987

ISRAEL TREASURY BILLS 0.5%
0.018% due 01/04/2023 (c)(d)	ILS	10,200	2,901

JAPAN TREASURY BILLS 6.4%
(0.183)% due 01/11/2023 - 02/06/2023 (c)(d)	JPY	5,420,000	41,302

U.S. TREASURY BILLS 3.9%
4.172% due 02/02/2023 - 03/02/2023 (c)(d)(l)		$25,460	25,340

Total Short-Term Instruments (Cost $236,632)			240,806

Total Investments in Securities (Cost $644,261)			609,313

		SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III		4,678,590	45,457

Total Short-Term Instruments (Cost $46,104)			45,457

Total Investments in Affiliates (Cost $46,104)			45,457

Total Investments 101.0% (Cost $690,365)			$654,770
Financial Derivative Instruments (i)(k) (1.5)%(Cost or Premiums, net $897)			(9,844)
Other Assets and Liabilities, net 0.5%			3,537

Net Assets 100.0%			$648,463

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$773	U.S. Treasury Bills 0.000% due 06/29/2023	$(789)	$773	$773
4.280	12/30/2022	01/03/2023	131,800	U.S. Treasury Notes 3.250% due 06/30/2029	(134,436)	131,800	131,863

Total Repurchase Agreements	$(135,225)	$132,573	$132,636

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	177	$19,104	$(161)	$0	$(15)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2023	10	$(1,931)	$62	$5	$0
Euro STOXX 50 March Futures	03/2023	13	(527)	24	10	(6)
Euro-Bund March Futures	03/2023	40	(5,692)	366	46	(20)
Euro-Buxl 30-Year Bond March Futures	03/2023	7	(1,013)	192	26	(4)
FTSE 100 Index March Futures	03/2023	2	(181)	0	1	0
Nikkei 225 Yen-denominated March Futures	03/2023	3	(294)	22	6	(3)
U.S. Treasury 10-Year Note March Futures	03/2023	392	(44,020)	228	55	0

$894	$149	$(33)

Total Futures Contracts	$733	$149	$(48)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.998%		$900	$16	$(16)	$0	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265		900	(5)	(2)	(7)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		600	(4)	(2)	(6)	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	EUR	600	138	(55)	83	1	0

							$145	$(75)	$70	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly		12/20/2027		$2,200	$(73)	$90	$17	$0	$(1)
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		32,300	306	45	351	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		87,500	113	619	732	3	0

							$346	$754	$1,100	$4	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$46,300	$(1,851)	$(366)	$(2,217)	$0	$(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,200	1,750	235	1,985	34	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		1,000	232	48	280	5	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045		5,800	0	(2,543)	(2,543)	0	(22)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		13,200	2,707	2,756	5,463	61	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	11,800	(1,419)	(156)	(1,575)	0	(62)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		5,300	845	321	1,166	55	0

							$2,264	$295	$2,559	$155	$(123)

Total Swap Agreements							$2,755	$974	$3,729	$160	$(124)

(j)

Securities with an aggregate market value of $1,415 and cash of $7,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2023		CHF	5,562		$5,880		$0		$(139)
		01/2023		JPY	1,790,000		12,518		0		(1,132)
		01/2023			$1,578		CHF	1,483	27		0
		01/2023			449		EUR	426	7		0
		01/2023			164		HUF	74,023	34		0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023		182	ZAR	3,234	8	0
	02/2023		133		2,385	7	0
BPS	01/2023	HUF	238,131		$622	0	(16)
	01/2023	JPY	269,900		2,006	0	(51)
	01/2023	KRW	558,443		425	0	(19)
	01/2023	THB	17,917		521	3	0
	01/2023		$464	BRL	2,521	14	0
	01/2023		667	CAD	902	0	0
	01/2023		893	ILS	3,061	0	(22)
	01/2023		349	KRW	439,810	0	0
	01/2023		201	THB	6,899	0	(1)
	01/2023		255	TRY	5,034	11	0
	02/2023		148	IDR	2,324,900	2	0
	02/2023		361	ZAR	6,482	19	0
	03/2023	IDR	3,153,087		$203	0	(1)
	03/2023	INR	48,097		578	0	(1)
	03/2023	MXN	41,545		2,061	0	(41)
	03/2023	MYR	27,275		6,038	0	(217)
	03/2023	TWD	96,010		3,189	42	0
	03/2023		$7,145	INR	592,686	0	(13)
	03/2023		2,192	TWD	66,838	0	(1)
BRC	01/2023	CNH	3,987		$572	0	(5)
	01/2023	HUF	256,977		670	0	(19)
	01/2023	NOK	17,526		1,761	0	(28)
	01/2023	SGD	9,413		6,990	0	(40)
	01/2023		$2,274	MYR	10,615	153	0
	01/2023		686	PHP	38,308	3	0
	01/2023		3,296	SEK	34,522	13	0
	01/2023		171	TRY	3,247	0	0
CBK	01/2023	CHF	48,646		$51,501	0	(1,143)
	01/2023	CLP	302,526		340	0	(16)
	01/2023	DKK	2,450		345	0	(8)
	01/2023	EUR	352		376	0	(1)
	01/2023	ILS	10,198		3,230	329	0
	01/2023	SEK	1,260		121	0	0
	01/2023		$1,982	BRL	10,402	0	(12)
	01/2023		317	CLP	302,424	39	0
	01/2023		382	EUR	359	3	0
	02/2023		278	BRL	1,498	5	0
	02/2023		340	CLP	304,193	17	0
	03/2023		254	MXN	5,242	12	0
CLY	01/2023	HUF	450,973		$1,147	0	(62)
GLM	01/2023	BRL	10,803		2,027	0	(19)
	01/2023	CNH	4,138		595	0	(4)
	01/2023	HKD	37,858		4,863	10	0
	01/2023	HUF	164,154		421	0	(20)
	01/2023	MYR	817		186	0	(1)
	01/2023	THB	522,055		14,978	0	(117)
	01/2023		$106	MYR	471	1	0
	01/2023		571	PLN	2,895	89	0
	01/2023		136	ZAR	2,436	7	0
	03/2023	MXN	7,176		$349	0	(14)
	04/2023		$1,992	BRL	10,803	19	0
JPM	01/2023	BRL	2,120		$401	0	(1)
	01/2023	GBP	49,178		59,384	0	(79)
	01/2023	KRW	234,942		182	0	(5)
	01/2023		$1,813	CNY	12,616	14	0
	02/2023	TWD	234,305		$7,718	59	0
	02/2023		$255	IDR	4,015,640	4	0
	03/2023		3,256	CNY	22,522	17	0
	03/2023		201	IDR	3,151,462	2	0
MBC	01/2023	CAD	203		$151	1	0
	01/2023	DKK	4,345		608	0	(18)
	01/2023	EUR	69,090		72,412	0	(1,578)
	01/2023	HKD	157,130		20,183	45	0
	01/2023	JPY	1,657,476		12,038	0	(600)
	01/2023	NOK	1,870		191	0	0
	01/2023		$113	AUD	169	2	0
	01/2023		318	CNH	2,200	1	0
	01/2023		773	EUR	738	18	0
	01/2023		3,320	GBP	2,724	0	(26)
	01/2023		1,824	JPY	247,100	60	0
	02/2023	JPY	920,000		$6,373	0	(666)
	03/2023		$122	IDR	1,912,775	1	0
	05/2023		1,160	CNH	7,786	0	(24)
MYI	01/2023	GBP	190		$232	2	0
	01/2023	JPY	7,910,613		57,701	0	(2,616)
	01/2023		$3,589	AUD	5,345	51	0
	01/2023		59	MYR	279	5	0
	02/2023	TWD	433,179		$14,209	50	0
	03/2023		17,974		592	3	0
	03/2023		$172	IDR	2,695,061	2	0
	03/2023		290	INR	24,053	0	(1)
RBC	01/2023	CAD	386		$285	0	0
	01/2023		$41	AUD	62	1	0
	03/2023		7	MXN	142	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

04/2023	MXN	33,584	$1,620	0	(70)
SCX	01/2023	CAD	5,850	4,355	34	0
01/2023	CHF	1,415	1,530	0	(1)
01/2023	KRW	8,288,270	6,272	0	(311)
01/2023	NZD	1,093	681	0	(13)
01/2023	$241	AUD	358	3	0
02/2023	TWD	1,150,096	$37,378	0	(236)
02/2023	$268	IDR	4,225,342	4	0
03/2023	INR	1,446	$17	0	0
03/2023	MYR	28,224	6,253	0	(220)
03/2023	$2,172	MXN	43,926	52	0
TOR	01/2023	CAD	14,872	$11,063	79	0
01/2023	JPY	2,710,000	18,527	0	(2,178)
UAG	01/2023	GBP	813	1,007	24	0
01/2023	HKD	1,416	182	1	0
01/2023	$97	CZK	2,455	12	0
01/2023	210	SEK	2,202	1	0
01/2023	174	TRY	3,476	10	0
01/2023	363	ZAR	6,495	19	0
02/2023	395	IDR	6,271,081	10	0
03/2023	232	ZAR	4,139	10	0

Total Forward Foreign Currency Contracts	$1,471	$(11,806)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,614	$(664)	$638	$0	$(26)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,595	(1,194)	1,149	0	(45)

$(1,858)	$1,787	$0	$(71)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	2,866	4.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$23,438	$0	$100	$100	$0
Pay	S&P 500 Total Return Index	721	4.555% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	5,896	0	0	0	0
BPS	Pay	NDUEEGF Index	5,058	4.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	2,459	0	9	9	0
Pay	S&P 500 Total Return Index	5,869	4.705% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	47,997	0	207	207	0
Receive	RALVEIIT Index	688,052	5.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	106,903	0	(459)	0	(459)
Receive	RALVEIIT Index	46,158	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	7,172	0	(30)	0	(30)
BRC	Pay	NDDUWXUS Index	5,438	4.270% (1-Month USD-LIBOR less a specified spread)	Monthly	02/01/2023	36,285	0	131	131	0
Receive	RALVEIET Index	882,779	5.160% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	93,495	0	627	627	0
CBK	Pay	NDUEEGF Index	20,596	4.180% (1-Month USD-LIBOR less a specified spread)	Monthly	05/24/2023	10,011	0	56	56	0
FAR	Receive	RALVEIUT Index	41,874	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	9,823	0	(40)	0	(40)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

GST	Pay	S&P 500 Total Return Index	2,320	4.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	20,133	0	1,241	1,241	0
	Pay	S&P 500 Total Return Index	289	4.540% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	2,363	0	17	17	0
	Pay	S&P 500 Total Return Index	5,173	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	42,305	0	176	176	0
HUS	Receive	RALVEIUT Index	229,419	4.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	53,819	0	(226)	0	(226)
JPM	Receive	RALVEIET Index	15,670	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	1,809	0	(1)	0	(1)
	Pay	NDUEEGF Index	16,144	4.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	7,847	0	29	29	0
	Receive	RALVEIET Index	83,908	5.290% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	9,689	0	(44)	0	(44)
	Pay	NDUEEGF Index	2,006	4.270% (1-Month USD-LIBOR less a specified spread)	Monthly	03/15/2023	975	0	4	4	0
	Receive	RALVEIET Index	509,220	5.220% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	58,800	0	(256)	0	(256)
	Pay	NDUEEGF Index	19,650	4.190% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	9,551	0	34	34	0
	Receive	RALVEIET Index	198,929	5.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/26/2023	22,970	0	(127)	0	(127)
	Pay	NDDUWXUS Index	7,588	4.240% (1-Month USD-LIBOR less a specified spread)	Monthly	08/09/2023	50,630	0	172	172	0
	Receive	RALVEIUT Index	390,922	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	91,706	0	(354)	0	(354)
	Receive	RALVEIUT Index	722,440	4.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	169,477	0	(694)	0	(694)
MBC	Pay	NDDUWXUS Index	5,265	4.270% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	35,334	0	335	335	0
MEI	Pay	NDDUWXUS Index	10,718	4.310% (1-Month USD-LIBOR less a specified spread)	Monthly	01/11/2023	71,515	0	254	254	0
	Pay	NDDUWXUS Index	318	4.220% (1-Month USD-LIBOR less a specified spread)	Monthly	02/01/2023	2,122	0	8	8	0
	Receive	RALVEIET Index	634,025	4.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	98,509	0	(398)	0	(398)
	Pay	NDUEEGF Index	16,559	4.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	8,049	0	31	31	0
	Receive	RALVEIIT Index	336,327	5.035% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/25/2023	52,255	0	(225)	0	(225)
MYI	Receive	RALVEIIT Index	271,149	4.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	42,128	0	(158)	0	(158)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

	Receive	RALVEIIT Index	168,196	5.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/27/2023	26,133	0	(112)	0	(112)
	Receive	RALVEIIT Index	370,766	5.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	57,697	0	(131)	0	(131)
RBC	Receive	RALVEIUT Index	275,933	4.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	64,731	0	(200)	0	(200)
UAG	Pay	NDUEEGF Index	82,083	4.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	39,897	0	151	151	0
	Pay	S&P 500 Total Return Index	6,589	4.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	53,885	0	226	226	0
	Pay	NDUEEGF Index	32,558	4.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	15,825	0	65	65	0
	Pay	NDUEEGF Index	5,514	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	2,680	0	7	7	0

								$0	$425	$3,880	$(3,455)

Total Swap Agreements								$(1,858)	$2,212	$3,880	$(3,526)

(l)

Securities with an aggregate market value of $17,284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$72,125	$0		$72,125
Industrials						0	32,822	0		32,822
Utilities						0	6,617	0		6,617
Municipal Bonds & Notes
Illinois						0	92	0		92
U.S. Government Agencies						0	10,104	0		10,104
U.S. Treasury Obligations						0	12,518	0		12,518
Non-Agency Mortgage-Backed Securities						0	68,019	0		68,019
Asset-Backed Securities						0	163,646	0		163,646
Sovereign Issues						0	1,858	0		1,858
Preferred Securities
Banking & Finance						0	706	0		706
Short-Term Instruments
Commercial Paper						0	15,483	0		15,483
Repurchase Agreements						0	132,573	0		132,573
Short-Term Notes						0	20,220	0		20,220
Hungary Treasury Bills						0	2,987	0		2,987
Israel Treasury Bills						0	2,901	0		2,901
Japan Treasury Bills						0	41,302	0		41,302
U.S. Treasury Bills						0	25,340	0		25,340

						$0	$609,313	$0		$609,313
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$45,457	$0	$0		$45,457

Total Investments						$45,457	$609,313	$0		$654,770

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2022 (Unaudited)

Exchange-traded or centrally cleared	94	215	0	309
Over the counter	0	5,351	0	5,351

	$94	$5,566	$0	$5,660
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(139)	0	(172)
Over the counter	0	(15,332)	0	(15,332)

	$(33)	$(15,471)	$0	$(15,504)

Total Financial Derivative Instruments	$61	$(9,905)	$0	$(9,844)

Totals	$45,518	$599,408	$0	$644,926

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Real Return Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.8% ¤
CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 3.8%
Aviation Capital Group LLC 4.375% due 01/30/2024		$100	$98
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		143	115
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)	EUR	1,400	1,444
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	43,792	4,822
1.000% due 10/01/2050		242,658	25,740
1.000% due 10/01/2053		77,887	7,696
1.500% due 10/01/2053		135,644	14,470
2.500% due 10/01/2047		7	1
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(d)(e)	EUR	700	719
NatWest Group PLC
4.519% due 06/25/2024 •		$6,900	6,837
6.274% (US0003M + 1.550%) due 06/25/2024 ~		10,700	10,704
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023		100	98
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	17,890	1,969
1.000% due 10/01/2050		261,233	27,781
1.000% due 10/01/2053		12,015	1,265
1.500% due 10/01/2053		182,692	19,113
2.000% due 10/01/2053		8,896	1,021
2.500% due 10/01/2047		4	0
Nykredit Realkredit AS
0.500% due 10/01/2043		130,086	14,291
1.000% due 10/01/2050		953,345	101,153
1.000% due 10/01/2053		47,324	4,974
1.500% due 10/01/2053		591,932	62,962
2.500% due 10/01/2047		20	3
Realkredit Danmark AS
1.000% due 10/01/2050		347,675	36,920
1.000% due 10/01/2053		30,420	3,195
1.500% due 10/01/2053		27,355	2,989
2.500% due 04/01/2047		9	1
UniCredit SpA 7.830% due 12/04/2023		$37,100	37,493

			387,874

INDUSTRIALS 0.0%
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	100
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	200
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,154	1,161
VMware, Inc. 3.900% due 08/21/2027		1,900	1,776

			3,237

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		300	290

Total Corporate Bonds & Notes (Cost $535,749)			391,401

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
2.422% due 04/01/2033 •		68	68
2.525% due 02/01/2032 •		4	4
2.571% due 02/01/2034 •		4	4
2.840% due 11/01/2033 •		14	14
2.888% due 06/01/2043 •		11	11
2.889% due 09/01/2044 - 10/01/2044 •		323	307
2.893% due 10/01/2033 •		2	2
3.257% due 05/25/2035 ~		5	6

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.610% due 04/01/2035 •	19	19
3.644% due 12/25/2036 ~	38	37
3.821% due 07/25/2037 •	132	129
3.850% due 05/01/2035 •	5	5
3.887% due 03/25/2036 ~	44	44
3.975% due 12/01/2036 •	7	7
4.640% due 04/01/2032 •	9	9
4.739% due 07/25/2037 •	22	22
4.739% due 05/25/2042 ~	66	65
4.829% due 05/25/2036 •	20	19
4.834% due 02/25/2037 ~	106	104
4.838% due 09/01/2034 •	4	4
4.861% due 04/01/2027 •	6	6
6.500% due 06/25/2028	10	10
Freddie Mac
2.889% due 02/25/2045 •	310	311
3.026% due 01/01/2034 •	136	133
3.136% due 06/01/2033 •	63	63
3.448% due 07/25/2044 •	60	60
3.757% due 09/01/2036 •	14	14
3.928% due 10/01/2036 •	17	17
4.133% due 07/01/2036 •	39	40
4.302% due 01/01/2034 •	41	40
4.649% due 08/25/2031 ~	80	79
4.668% due 01/15/2047 •	2,565	2,473
4.669% due 09/25/2031 •	174	173
6.500% due 01/25/2028	3	3
7.000% due 10/15/2030	10	10
Ginnie Mae
1.750% due 12/20/2035 •	159	154
2.625% due 07/20/2035 •	6	6
3.858% due 08/20/2068 ~	9,696	9,429
4.726% due 10/20/2072 •	13,235	13,030
4.875% due 01/20/2060 ~	6,830	6,815
Uniform Mortgage-Backed Security 4.000% due 08/01/2038 - 04/01/2050	34,613	32,967
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051	5,500	4,658
3.000% due 02/01/2053	111,500	97,966
4.000% due 01/01/2053 - 03/01/2053	258,330	242,375
4.500% due 02/01/2053	23,700	22,816

Total U.S. Government Agencies (Cost $441,621)		434,528

U.S. TREASURY OBLIGATIONS 85.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024 (f)	171,312	165,809
0.125% due 10/15/2024 (h)	74,162	71,431
0.125% due 04/15/2025 (h)(j)	97,257	92,706
0.125% due 10/15/2025 (j)	125,761	119,548
0.125% due 04/15/2026	90,545	85,150
0.125% due 07/15/2026	128,941	121,540
0.125% due 10/15/2026	188,665	176,904
0.125% due 04/15/2027 (f)	74,726	69,667
0.125% due 01/15/2030	325,239	292,340
0.125% due 07/15/2030	362,847	325,112
0.125% due 01/15/2031	346,082	307,586
0.125% due 07/15/2031 (f)(j)	469,516	415,197
0.125% due 01/15/2032	256,126	224,534
0.125% due 02/15/2051	111,149	71,692
0.125% due 02/15/2052 (j)	52,348	33,955
0.250% due 01/15/2025 (h)	102,792	98,620
0.250% due 07/15/2029	312,842	286,575
0.250% due 02/15/2050	95,569	64,539
0.375% due 07/15/2023 (f)(h)(j)	82,506	81,530
0.375% due 07/15/2025 (h)(j)	61,922	59,483
0.375% due 01/15/2027	240,743	227,103
0.375% due 07/15/2027	233,949	220,578
0.500% due 01/15/2028 (j)	443,709	417,439
0.625% due 04/15/2023 (f)(h)(j)	448,279	443,712
0.625% due 01/15/2024 (h)	105,143	102,920
0.625% due 01/15/2026	157,849	151,561
0.625% due 07/15/2032	267,900	245,599
0.625% due 02/15/2043	73,390	59,276
0.750% due 07/15/2028 (j)	382,418	364,465
0.750% due 02/15/2042	216,345	181,270
0.750% due 02/15/2045	186,775	151,222
0.875% due 01/15/2029	245,001	233,538
0.875% due 02/15/2047	168,153	138,015
1.000% due 02/15/2046	207,640	176,549
1.000% due 02/15/2048 (j)	61,026	51,426
1.000% due 02/15/2049 (j)	41,816	34,995
1.375% due 02/15/2044	374,443	348,096
1.625% due 10/15/2027 (h)	35,813	35,788
1.750% due 01/15/2028	309,754	309,688
2.000% due 01/15/2026	154,220	154,071

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

2.125% due 02/15/2040 (f)	117,857	124,857
2.125% due 02/15/2041	120,802	128,079
2.375% due 01/15/2025	238,527	238,766
2.375% due 01/15/2027 (h)(j)	2,551	2,603
2.500% due 01/15/2029	166,388	173,572
3.375% due 04/15/2032 (j)	13,095	15,001
3.625% due 04/15/2028	448,581	489,106
3.875% due 04/15/2029	259,398	291,616

Total U.S. Treasury Obligations (Cost $9,669,157)		8,674,829

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Adjustable Rate Mortgage Trust
3.390% due 10/25/2035 ^~	137	131
3.960% due 08/25/2035 ~	65	63
Alliance Bancorp Trust 4.869% due 07/25/2037 •	3,418	2,813
American Home Mortgage Assets Trust
4.579% due 05/25/2046 ^~	251	204
4.599% due 10/25/2046 •	4,447	2,407
Banc of America Funding Trust
3.775% due 01/20/2047 ~	2,699	2,286
4.273% due 01/20/2047 ^~	88	80
5.753% due 10/25/2036 ^þ	94	81
6.337% due 01/25/2037 ^þ	89	77
6.388% due 04/25/2037 ^þ	70	62
Banc of America Mortgage Trust
3.854% due 11/25/2035 ^~	266	233
3.942% due 07/25/2035 ^~	135	122
BCAP LLC Trust
1.572% due 04/26/2036 ~	1,369	1,152
4.729% due 01/25/2037 ^~	787	665
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~	39	36
3.255% due 05/25/2047 ^~	413	366
3.474% due 07/25/2036 ^~	518	454
3.830% due 01/25/2034 ~	79	74
3.845% due 02/25/2036 ^~	82	73
3.857% due 10/25/2035 ~	195	184
4.010% due 01/25/2034 ~	258	250
4.089% due 02/25/2034 ~	222	204
4.111% due 11/25/2034 ~	31	29
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	21	20
3.383% due 08/25/2036 ^~	221	146
3.580% due 09/25/2047 ^~	2,900	1,524
3.602% due 11/25/2036 ~	552	315
3.609% due 08/25/2036 ^~	367	257
3.729% due 09/25/2035 ^~	40	25
BSST Mortgage Trust 5.636% due 02/15/2037 •	3,200	2,985
Chase Mortgage Finance Trust
3.370% due 02/25/2037 ~	30	28
3.492% due 02/25/2037 ~	15	14
3.824% due 12/25/2035 ^~	102	92
ChaseFlex Trust 4.889% due 06/25/2035 ~	178	57
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.569% due 07/25/2036 •	178	159
CIM Trust 5.016% due 02/25/2049 •	157	152
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033	181	124
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~	52	48
3.440% due 09/25/2035 •	31	29
3.693% due 07/25/2046 ^~	394	352
3.871% due 09/25/2037 ^~	136	117
3.950% due 05/25/2035 •	45	42
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •	435	354
3.435% due 02/25/2037 ^~	1,289	1,096
4.533% due 02/20/2047 ^•	46	35
4.548% due 12/20/2046 ^•	2,631	2,118
4.563% due 07/20/2046 ^~	2,472	1,838
4.773% due 03/20/2046 •	107	83
4.993% due 11/20/2035 •	226	208
5.000% due 07/25/2035	90	55
5.089% due 10/25/2035 ^•	74	50
5.500% due 11/25/2035 ^	17	14
5.750% due 05/25/2036	970	415
6.000% due 01/25/2037 ^	3,087	1,789
6.000% due 02/25/2037 ^	62	28
6.000% due 04/25/2037	1,071	909
6.500% due 08/25/2032	22	22

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
2.900% due 04/20/2036 ^~		17	15
3.138% due 04/25/2035 ^~		36	28
3.255% due 02/25/2047 ^~		113	97
3.537% due 03/25/2037 ^~		86	74
3.608% due 10/20/2035 ~		10,108	9,302
3.726% due 11/25/2037 ~		1,029	927
3.792% due 11/25/2034 ~		5	5
3.914% due 02/20/2036 ^~		23	17
4.124% due 01/20/2035 ~		18	17
4.969% due 04/25/2035 •		213	184
5.029% due 03/25/2035 ~		5	5
5.500% due 11/25/2035 ^		74	43
5.500% due 04/25/2038		94	90
6.000% due 04/25/2036		1,228	682
6.000% due 03/25/2037 ^		3,497	1,774
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.139% due 07/25/2033 ~		3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		358	103
Credit Suisse Mortgage Capital Trust 1.841% due 10/25/2066 ~		8,567	7,307
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.914% due 10/25/2035 ~		10	10
First Horizon Alternative Mortgage Securities Trust
3.858% due 09/25/2034 ~		40	36
4.538% due 06/25/2034 ~		196	182
6.000% due 02/25/2037 ^		674	291
6.250% due 08/25/2037 ^		148	64
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		211	146
Great Hall Mortgages PLC
3.675% due 03/18/2039 •	GBP	180	215
3.695% due 06/18/2038 ~		125	149
GreenPoint Mortgage Funding Trust 4.829% due 06/25/2045 ~		$342	312
Grifonas Finance PLC 1.264% due 08/28/2039 ~	EUR	108	105
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		$1,900	1,917
GSR Mortgage Loan Trust
3.061% due 11/25/2035 ~		86	85
3.344% due 04/25/2035 ~		28	26
3.652% due 07/25/2035 ~		72	66
3.719% due 11/25/2035 ~		15	13
3.954% due 11/25/2035 ^~		283	233
HarborView Mortgage Loan Trust
3.417% due 04/19/2034 ~		52	48
3.606% due 01/19/2035 ~		157	144
4.529% due 09/19/2037 ~		142	122
4.779% due 05/19/2035 ~		3	3
4.819% due 03/19/2036 ^•		389	338
4.839% due 01/19/2036 ~		1,015	619
4.959% due 11/19/2035 •		501	384
5.033% due 06/20/2035 ~		147	131
HomeBanc Mortgage Trust 2.839% due 04/25/2037 ^~		468	420
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		30	30
Impac CMB Trust 5.289% due 10/25/2033 •		5	5
IndyMac INDA Mortgage Loan Trust
3.102% due 11/25/2035 ^~		134	98
3.380% due 08/25/2036 ~		287	227
3.701% due 11/25/2035 ^~		3	2
IndyMac INDB Mortgage Loan Trust 4.989% due 11/25/2035 ^~		124	74
IndyMac INDX Mortgage Loan Trust
2.895% due 01/25/2036 ^~		43	39
3.038% due 10/25/2035 ~		93	74
3.129% due 06/25/2036 ~		152	120
3.229% due 08/25/2035 ~		109	87
3.229% due 08/25/2035 ^~		87	70
3.833% due 10/25/2034 ~		236	223
3.837% due 12/25/2034 ~		36	34
4.629% due 07/25/2036 •		549	488
4.689% due 06/25/2037 ^•		273	109
4.789% due 06/25/2046 •		974	758
4.949% due 07/25/2035 ~		225	163
JP Morgan Alternative Loan Trust
4.849% due 03/25/2036 ~		1,632	1,525
4.849% due 12/25/2036 •		12,066	10,601
6.000% due 12/27/2036		111	59
JP Morgan Chase Commercial Mortgage Securities Trust 5.768% due 12/15/2031 •		3,234	3,081

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

JP Morgan Mortgage Trust
2.861% due 06/25/2035 ~		2	2
3.346% due 07/25/2035 ~		45	42
3.357% due 06/25/2036 ^~		15	11
3.407% due 08/25/2035 ~		84	79
3.416% due 04/25/2035 ~		2	2
3.548% due 10/25/2035 ^~		61	48
3.708% due 07/25/2035 ~		62	61
3.763% due 11/25/2035 ^~		106	87
4.188% due 07/25/2035 ~		14	13
4.236% due 08/25/2035 ~		105	97
Lehman XS Trust
4.749% due 12/25/2036 •		887	833
4.889% due 08/25/2037 •		2,153	1,927
Luminent Mortgage Trust 4.749% due 12/25/2036 ^~		232	209
MASTR Adjustable Rate Mortgages Trust
2.925% due 12/25/2033 ~		183	163
3.524% due 12/25/2033 ~		9	8
3.874% due 11/21/2034 ~		109	99
4.599% due 04/25/2046 ~		810	698
MASTR Alternative Loan Trust 4.789% due 03/25/2036 ^•		918	105
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.018% due 11/15/2031 •		32	31
5.058% due 09/15/2030 •		17	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.392% due 10/20/2029 ~		25	25
4.758% due 12/15/2030 •		51	48
4.798% due 06/15/2030 •		25	24
5.178% due 08/15/2032 •		70	63
Merrill Lynch Mortgage Investors Trust
2.906% due 05/25/2036 ~		37	32
3.046% due 02/25/2035 ~		131	122
3.139% due 12/25/2034 ~		151	141
3.186% due 02/25/2034 ~		467	430
3.418% due 02/25/2033 ~		324	298
3.437% due 06/25/2037 ~		129	117
3.820% due 09/25/2035 ^~		60	48
4.385% due 11/25/2035 •		169	158
4.683% due 03/25/2030 •		15	13
4.883% due 11/25/2029 •		5	5
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ		186	73
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		19,577	18,281
4.500% due 05/25/2058 ~		2,703	2,540
New York Mortgage Trust 3.133% due 05/25/2036 ^~		69	59
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.077% due 02/25/2036 ^~		56	48
5.820% due 03/25/2047 þ		200	187
6.138% due 03/25/2047 þ		186	173
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~		3,125	2,722
3.408% due 09/25/2045 •		91	79
4.689% due 08/25/2035 •		41	31
4.749% due 06/25/2046 •		2,476	577
4.949% due 12/25/2045 ~		643	513
Residential Asset Securitization Trust
4.789% due 05/25/2035 •		4,288	2,931
4.789% due 01/25/2046 ^~		56	18
5.500% due 06/25/2033		46	44
6.500% due 06/25/2037		1,779	449
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	9,799	11,804
Sequoia Mortgage Trust
4.753% due 07/20/2036 •		$448	383
5.039% due 10/19/2026 ~		10	10
5.113% due 10/20/2027 ~		12	11
5.153% due 10/20/2027 •		18	18
5.215% due 05/20/2034 ~		70	69
5.253% due 12/20/2032 ~		19	17
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		12	10
3.530% due 11/25/2035 ^~		43	38
3.637% due 09/25/2036 ^~		330	223
3.678% due 08/25/2035 ~		51	43
3.780% due 02/25/2034 ~		95	89
3.838% due 09/25/2035 ~		158	139
3.957% due 04/25/2034 ~		2	2
4.709% due 10/25/2035 •		310	283
6.709% due 10/25/2037 ^~		166	146
Structured Asset Mortgage Investments Trust
4.649% due 03/25/2037 ~		72	24
4.809% due 04/25/2036 •		249	214

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.809% due 05/25/2036 •		1,394	1,054
4.839% due 07/19/2035 •		58	51
4.839% due 07/19/2035 ~		262	235
4.849% due 02/25/2036 •		149	123
4.999% due 09/19/2032 ~		48	46
4.999% due 10/19/2034 ~		24	22
5.009% due 12/25/2035 ^~		119	95
5.039% due 03/19/2034 •		75	69
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.494% due 01/25/2034 ~		1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ		1,230	42
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	16,572	19,916
WaMu Mortgage Pass-Through Certificates Trust
2.509% due 12/25/2046 ^•		$1,119	945
2.585% due 03/25/2034 ~		28	27
2.710% due 01/25/2037 ^~		741	636
2.748% due 03/25/2047 ^~		2,497	2,105
2.766% due 04/25/2037 ^~		494	430
2.818% due 05/25/2047 •		377	299
2.835% due 02/27/2034 •		277	257
2.839% due 02/25/2037 ^~		928	795
2.868% due 03/25/2035 ~		33	32
3.028% due 06/25/2046 •		38	35
3.048% due 02/25/2046 ~		298	262
3.206% due 06/25/2033 ~		133	124
3.211% due 02/25/2037 ^~		199	179
3.248% due 11/25/2042 ~		18	16
3.347% due 05/25/2037 ^~		961	754
3.448% due 06/25/2042 ~		29	26
3.510% due 12/25/2036 ^~		467	405
3.758% due 08/25/2036 ^~		77	69
3.770% due 12/25/2035 ~		188	171
3.833% due 09/25/2035 ~		112	100
3.836% due 12/25/2035 ~		17	15
3.889% due 12/25/2035 ~		980	911
4.969% due 07/25/2045 ~		13	12
5.069% due 01/25/2045 •		408	375
5.189% due 10/25/2044 ~		133	116
5.489% due 07/25/2044 ~		496	455
Washington Mutual Mortgage Pass-Through Certificates Trust
3.018% due 05/25/2046 ^•		806	639
6.000% due 06/25/2037		4,572	3,389
6.500% due 08/25/2035		170	134
Wells Fargo Mortgage-Backed Securities Trust
2.879% due 04/25/2036 ~		379	353
4.332% due 12/28/2037 ~		1,547	1,346
4.479% due 10/25/2036 ~		11	10

Total Non-Agency Mortgage-Backed Securities (Cost $174,556)			157,525

ASSET-BACKED SECURITIES 10.2%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		8,300	8,154
ACAS CLO Ltd. 5.084% due 10/18/2028 •		5,266	5,200
ACE Securities Corp. Home Equity Loan Trust
5.079% due 05/25/2035 •		503	502
6.189% due 10/25/2032 ~		2	2
6.189% due 06/25/2034 ~		11	12
Adagio CLO DAC 2.098% due 10/15/2031 •	EUR	1,800	1,878
Aegis Asset-Backed Securities Trust 5.034% due 12/25/2035 ~		$2,350	2,204
Allegro CLO Ltd. 5.244% due 10/16/2031 •		2,800	2,747
ALME Loan Funding Designated Activity Co. 2.128% due 04/15/2032 •	EUR	698	727
American Money Management Corp. CLO Ltd.
5.388% due 04/25/2031 •		$4,500	4,430
5.542% due 11/10/2030 •		5,200	5,125
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.319% due 05/25/2035 ~		1,114	1,088
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		8,499	8,384
5.219% due 07/15/2032 •		400	390
5.465% due 07/22/2032 ~		1,000	978
Apidos CLO
5.009% due 07/17/2030 ~		10,900	10,783
5.094% due 07/18/2029 •		4,000	3,953
5.193% due 10/20/2030 •		1,200	1,182
Aqueduct European CLO DAC
2.096% due 07/20/2030 ~	EUR	1,346	1,412
2.288% due 07/15/2032 ~		2,000	2,089

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 5.257% due 01/15/2037 •		$6,100	5,944
Ares CLO Ltd.
5.129% due 01/15/2032 ~		4,000	3,913
5.244% due 04/18/2031 •		800	786
5.375% due 04/22/2031 •		1,800	1,770
Ares European CLO DAC
1.988% due 04/15/2030 •	EUR	4,705	4,900
2.158% due 10/15/2031 •		5,900	6,122
Argent Securities Trust
4.689% due 07/25/2036 •		$2,875	2,487
4.709% due 05/25/2036 ~		1,151	291
4.869% due 05/25/2035 •		1,370	1,227
Armada Euro CLO DAC 2.098% due 07/15/2031 •	EUR	3,100	3,224
Asset-Backed Funding Certificates Trust 5.089% due 06/25/2034 •		$2,308	2,167
Atlas Senior Loan Fund Ltd. 5.169% due 01/15/2031 ~		1,375	1,349
Babson CLO Ltd. 5.233% due 01/20/2031 •		3,600	3,544
Barings CLO Ltd.
5.029% due 04/15/2031 •		26,100	25,599
5.313% due 01/20/2032 ~		3,370	3,325
Bastille Euro CLO DAC 2.528% due 01/15/2034 ~	EUR	1,000	1,033
BDS Ltd. 6.121% due 03/19/2039 ~		$6,100	5,938
Bear Stearns Asset-Backed Securities Trust 4.909% due 10/25/2036 •		22	21
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		6,850	6,763
5.109% due 01/17/2032 ~		3,050	2,986
5.159% due 07/15/2032 •		800	782
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		5,100	5,018
Black Diamond CLO DAC 2.316% due 01/20/2032 ~	EUR	1,109	1,161
Blackrock European CLO DAC
1.998% due 10/15/2031 ~		9,300	9,653
2.228% due 07/15/2030 ~		5,691	5,976
2.946% due 12/15/2032 •		2,400	2,496
BlueMountain CLO Ltd. 5.159% due 07/15/2031 •		$5,300	5,213
BlueMountain Fuji Eur CLO V DAC 2.288% due 01/15/2033 ~	EUR	900	928
Bosphorus CLO DAC 3.000% due 12/12/2032 ~		2,750	2,858
Cairn CLO DAC 2.158% due 10/15/2031 ~		4,300	4,506
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		$5,800	5,788
Carlyle Global Market Strategies CLO Ltd.
5.049% due 04/17/2031 •		997	984
5.405% due 04/22/2032 ~		2,000	1,961
5.408% due 07/27/2031 ~		1,984	1,955
5.583% due 07/20/2032 ~		1,000	984
5.600% due 08/14/2030 ~		10,579	10,464
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~	EUR	6,660	6,909
Carlyle U.S. CLO Ltd.
5.243% due 04/20/2031 •		$5,300	5,215
5.259% due 01/15/2030 •		2,500	2,469
Carrington Mortgage Loan Trust
4.869% due 06/25/2036 •		4,971	4,777
4.989% due 01/25/2036 •		1,944	1,847
5.099% due 04/17/2031 ~		1,000	982
5.363% due 04/20/2032 ~		1,500	1,468
5.493% due 07/20/2030 •		3,090	3,059
Catamaran CLO Ltd. 5.425% due 04/22/2030 •		10,148	10,003
Cedar Funding CLO Ltd. 5.179% due 07/17/2031 •		2,600	2,557
CIFC European Funding CLO DAC 2.428% due 01/15/2034 ~	EUR	2,300	2,385
CIFC Funding Ltd.
5.275% due 10/24/2030 ~		$12,600	12,474
5.279% due 10/17/2031 ~		500	494
5.288% due 04/23/2029 •		2,718	2,693
5.294% due 07/18/2031 •		1,300	1,280
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		12,029	11,455
Citigroup Mortgage Loan Trust
4.849% due 12/25/2036 ~		2,938	1,935
4.884% due 10/25/2036 ~		17,188	16,372
5.064% due 03/25/2037 •		1,986	1,936

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Contego CLO DAC 2.142% due 01/23/2030 ~	EUR	3,793	3,957
Countrywide Asset-Backed Certificates 4.889% due 03/25/2037 •		$9,811	9,148
Countrywide Asset-Backed Certificates Trust
3.694% due 11/25/2034 •		2,533	2,118
4.529% due 08/25/2037 ^~		164	142
4.579% due 11/25/2037 ~		7,638	6,978
4.639% due 02/25/2036 ~		614	552
5.129% due 08/25/2047 •		599	577
5.169% due 11/25/2034 •		255	241
5.805% due 04/25/2036 ^~		460	397
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 •		13,550	13,514
Crestline Denali CLO Ltd.
5.273% due 04/20/2030 •		2,439	2,408
5.465% due 10/23/2031 ~		1,000	981
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		165	36
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	15,000	15,593
2.578% due 08/15/2032 •		600	626
2.676% due 09/15/2031 ~		700	729
Denali Capital CLO Ltd. 5.129% due 04/15/2031 •		$1,898	1,864
Dryden CLO Ltd.
5.129% due 07/15/2031 •		1,200	1,179
5.164% due 04/18/2031 •		1,900	1,861
Dryden Euro CLO DAC
2.038% due 04/15/2033 •	EUR	14,800	15,371
2.258% due 04/15/2034 ~		900	921
2.358% due 01/17/2033 •		1,100	1,139
2.622% due 05/15/2034 •		9,600	9,987
Dryden Senior Loan Fund 5.099% due 04/15/2029 ~		$13,694	13,548
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~	EUR	1,600	1,661
Fidelity Grand Harbour CLO DAC 3.246% due 03/15/2032 •		4,474	4,657
First Franklin Mortgage Loan Trust
4.494% due 10/25/2036 ~		$1,365	1,156
5.094% due 11/25/2036 •		13,802	13,161
Fremont Home Loan Trust 4.524% due 10/25/2036 ~		2,151	1,899
Gallatin CLO Ltd.
5.169% due 07/15/2031 ~		6,100	5,995
5.328% due 01/21/2028 •		301	299
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		2,400	2,371
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		1,260	758
GSAMP Trust
4.529% due 12/25/2036 ~		1,793	972
4.759% due 03/25/2047 ~		3,000	2,235
5.364% due 03/25/2035 ^~		2,466	2,237
Halseypoint CLO Ltd. 5.865% due 11/30/2032 ~		900	889
Harvest CLO DAC
2.018% due 10/15/2031 •	EUR	1,500	1,561
2.108% due 10/15/2030 ~		1,497	1,568
2.136% due 10/20/2031 •		13,000	13,515
2.138% due 07/15/2031 •		2,000	2,068
Home Equity Asset Trust
3.826% due 02/25/2036 ~		$9,788	9,416
5.004% due 04/25/2036 •		1,047	1,025
HSI Asset Securitization Corp. Trust 4.929% due 02/25/2036 ~		1,491	1,463
ICG U.S. CLO Ltd. 5.338% due 04/21/2031 ~		750	742
IndyMac INDB Mortgage Loan Trust 4.529% due 07/25/2036 •		3,931	1,229
Invesco Euro CLO DAC
2.028% due 07/15/2031 ~	EUR	1,000	1,040
2.298% due 07/15/2032 •		600	624
JP Morgan Mortgage Acquisition Trust 4.599% due 10/25/2036 ~		$224	220
Jubilee CLO DAC 2.028% due 04/15/2031 •	EUR	8,300	8,599
KKR CLO Ltd.
5.029% due 07/15/2030 •		$6,497	6,379
5.259% due 01/15/2031 ~		2,600	2,560
Laurelin DAC 2.176% due 10/20/2031 •	EUR	4,700	4,878
LCM LP 5.243% due 07/20/2030 •		$3,853	3,795

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

LCM Ltd. 5.063% due 07/20/2030 •		2,968	2,934
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,962	2,792
Lehman XS Trust
4.292% due 06/25/2036 þ		3,918	3,863
4.709% due 05/25/2036 •		2,515	2,124
6.689% due 12/25/2037 ~		9,948	9,775
LoanCore Issuer Ltd. 5.358% due 01/17/2037 ~		11,600	11,251
M360 Ltd. 5.861% due 11/22/2038 ~		1,900	1,872
Madison Park Euro Funding DAC 2.258% due 07/15/2035 ~	EUR	1,331	1,365
Madison Park Funding Ltd.
0.000% due 07/29/2030 ~		$3,000	2,957
4.829% due 04/15/2029 ~		4,785	4,735
5.155% due 04/22/2027 ~		3,346	3,312
5.328% due 04/25/2029 •		1,478	1,458
Magnetite Ltd. 5.486% due 11/15/2028 ~		7,332	7,253
Man GLG Euro CLO DAC
2.248% due 01/15/2030 •	EUR	2,372	2,483
2.462% due 05/15/2031 •		699	731
2.736% due 12/15/2031 ~		8,600	8,931
Marathon Static CLO Ltd. 5.070% due 07/20/2030 •		$4,200	4,171
Marble Point CLO Ltd. 5.119% due 10/15/2030 •		6,700	6,571
Merrill Lynch Mortgage Investors Trust
4.549% due 09/25/2037 •		71	16
4.629% due 02/25/2037 •		108	33
4.689% due 11/25/2037 •		9,919	3,543
MF1 Ltd.
5.419% due 10/16/2036 •		2,300	2,207
5.426% due 07/16/2036 •		2,000	1,920
6.471% due 06/19/2037 •		13,500	13,309
MidOcean Credit CLO
5.347% due 07/19/2028 ~		468	466
5.445% due 01/29/2030 •		5,532	5,468
5.725% due 02/20/2031 ~		6,100	5,997
Morgan Stanley ABS Capital, Inc. Trust
4.609% due 10/25/2036 •		1,591	764
4.619% due 10/25/2036 •		118	59
4.729% due 03/25/2037 ~		437	198
5.439% due 06/25/2035 ^•		6,500	5,811
Morgan Stanley Dean Witter Capital, Inc. Trust 5.739% due 02/25/2033 •		305	299
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		106	54
6.000% due 02/25/2037 ^~		86	53
New Century Home Equity Loan Trust 5.154% due 02/25/2035 •		752	719
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.824% due 03/25/2036 ~		2,157	2,105
NovaStar Mortgage Funding Trust
4.729% due 11/25/2036 ~		1,296	447
5.094% due 01/25/2036 ~		764	749
5.469% due 06/25/2035 ~		1,026	1,019
Oak Hill European Credit Partners DAC 2.196% due 10/20/2031 •	EUR	10,500	10,906
Oaktree CLO Ltd. 5.435% due 04/22/2030 •		$3,450	3,374
OCP Euro CLO DAC 2.198% due 01/15/2032 ~	EUR	790	830
Octagon Investment Partners Ltd. 5.650% due 02/14/2031 •		$4,800	4,722
Octagon Loan Funding Ltd. 5.854% due 11/18/2031 •		320	316
Option One Mortgage Loan Trust 4.629% due 04/25/2037 •		6,937	3,348
OSD CLO Ltd. 4.949% due 04/17/2031 ~		2,491	2,450
OZLM Ltd.
5.059% due 10/17/2029 •		7,307	7,202
5.403% due 07/20/2032 ~		4,600	4,489
5.665% due 10/30/2030 ~		5,441	5,363
Palmer Square CLO Ltd. 5.179% due 07/16/2031 •		2,600	2,567
Palmer Square European Loan Funding 3.993% due 04/12/2032 •	EUR	40,900	43,627
Palmer Square European Loan Funding DAC 2.428% due 10/15/2031 ~		6,019	6,293
Palmer Square Loan Funding Ltd.
5.043% due 07/20/2029 ~		$14,877	14,705
5.475% due 05/20/2029 ~		337	333

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.124% due 09/25/2035 ~		2,405	2,302
5.319% due 05/25/2035 •		8,391	7,414
5.379% due 09/25/2034 •		22	22
5.439% due 10/25/2034 •		3,128	3,062
6.114% due 02/25/2035 ~		1,636	1,415
Rad CLO Ltd. 5.445% due 07/24/2032 ~		2,500	2,440
Regatta Funding Ltd. 5.329% due 10/17/2030 ~		13,900	13,748
Renaissance Home Equity Loan Trust 5.489% due 09/25/2037 •		31,386	14,908
Residential Asset Securities Corp. Trust 4.869% due 08/25/2036 •		4,392	3,899
Romark CLO Ltd. 5.355% due 10/23/2030 ~		7,100	6,974
Saranac CLO Ltd.
5.873% due 08/13/2031 ~		1,500	1,454
5.905% due 11/20/2029 •		1,952	1,928
Saxon Asset Securities Trust
1.799% due 05/25/2035 ~		396	370
5.109% due 11/25/2037 •		1,915	1,517
Securitized Asset-Backed Receivables LLC Trust 4.709% due 07/25/2036 ~		3,131	1,116
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	3,900	4,042
Signal Peak CLO Ltd. 5.468% due 04/25/2031 •		$1,650	1,624
SLM Student Loan Trust
5.258% due 07/25/2023 ~		5,704	5,649
5.858% due 04/25/2023 ~		24,795	24,573
Sound Point CLO Ltd.
5.225% due 01/23/2029 ~		6,571	6,490
5.293% due 10/20/2028 •		9,263	9,190
5.315% due 01/23/2029 •		14,397	14,323
5.338% due 07/25/2030 •		9,600	9,456
5.344% due 04/18/2031 •		2,287	2,238
5.453% due 07/20/2032 ~		7,700	7,440
Soundview Home Loan Trust 4.569% due 07/25/2037 •		3,077	2,778
St. Paul's CLO DAC 2.373% due 04/25/2030 ~	EUR	3,891	4,056
Starwood Commercial Mortgage Trust 5.520% due 07/15/2038 •		$15,673	15,361
Stratus CLO Ltd.
5.143% due 12/28/2029 •		2,937	2,903
5.193% due 12/29/2029 •		8,056	7,924
Structured Asset Investment Loan Trust 5.094% due 03/25/2034 ~		175	165
Structured Asset Securities Corp. Mortgage Loan Trust
4.689% due 04/25/2036 ~		18,639	16,183
4.959% due 10/25/2036 ~		1,711	1,669
5.620% due 04/25/2035 •		51	49
Symphony CLO Ltd.
4.959% due 04/15/2028 •		917	911
4.961% due 07/14/2026 ~		248	248
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		10,300	10,024
TICP CLO Ltd.
5.083% due 04/20/2028 ~		1,678	1,673
5.083% due 04/20/2028 •		1,988	1,982
Toro European CLO DAC
2.118% due 10/15/2030 •	EUR	4,897	5,135
2.118% due 10/15/2030 ~		2,643	2,771
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		$9,300	9,085
Tralee CLO Ltd. 5.678% due 04/25/2034 ~		5,100	4,992
Venture CLO Ltd.
4.959% due 04/15/2027 ~		3,752	3,746
4.959% due 07/15/2027 •		376	377
5.139% due 07/15/2031 ~		1,300	1,282
5.143% due 10/20/2028 •		1,510	1,491
5.343% due 01/20/2029 •		6,281	6,209
5.596% due 09/07/2030 •		5,300	5,203
5.766% due 08/28/2029 •		8,133	8,050
Vibrant CLO Ltd.
5.283% due 09/15/2030 •		12,251	12,056
5.363% due 07/20/2032 •		500	492
5.696% due 06/20/2029 •		670	661
VMC Finance LLC 5.708% due 02/18/2039 •		500	489
Voya CLO Ltd.
5.059% due 06/07/2030 ~		1,249	1,227
5.094% due 01/18/2029 •		7,928	7,846
5.139% due 04/15/2031 •		3,300	3,252

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.289% due 10/15/2030 ~		3,187	3,152
Wellfleet CLO Ltd.
5.133% due 04/20/2029 •		6,998	6,914
5.133% due 07/20/2029 •		3,823	3,773
5.153% due 04/20/2028 •		1,701	1,689
5.413% due 07/20/2032 •		975	939
Wells Fargo Home Equity Asset-Backed Securities Trust 6.789% due 12/25/2034 ~		400	393
Wind River CLO Ltd. 5.244% due 07/18/2031 •		1,693	1,656

Total Asset-Backed Securities (Cost $1,071,157)			1,039,244

SOVEREIGN ISSUES 9.7%
Australia Government International Bond 3.000% due 09/20/2025	AUD	14,855	10,674
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	36,777	29,973
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	78,817	83,510
0.100% due 07/25/2031 (c)		15,650	16,042
0.100% due 07/25/2038 (c)		43,725	41,960
0.250% due 07/25/2024 (c)		57,681	62,194
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		35,107	32,903
1.400% due 05/26/2025 (c)		281,720	297,722
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	2,359,576	18,635
0.100% due 03/10/2028 (c)		9,343,639	73,651
0.100% due 03/10/2029 (c)		11,863,935	93,834
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	1,280	64
7.750% due 05/29/2031		206,976	9,812
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	19,824	12,526
Peru Government International Bond 5.940% due 02/12/2029	PEN	5,959	1,441
Qatar Government International Bond 3.875% due 04/23/2023		$4,000	3,984
Saudi Government International Bond 4.000% due 04/17/2025		9,570	9,454
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	99,347	122,100
0.125% due 08/10/2041 (c)		31,040	35,367
1.250% due 11/22/2027 (c)		25,426	32,539

Total Sovereign Issues (Cost $1,088,664)			988,385

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander SA 5.250% due 09/29/2023 •(d)(e)		800,000	821
Bank of America Corp. 5.875% due 03/15/2028 •(d)		6,580,000	5,835

Total Preferred Securities (Cost $7,410)			6,656

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
4.215% due 02/02/2023 - 03/23/2023 (a)(b)(j)		$13,417	13,328

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $13,330)		13,328

Total Investments in Securities (Cost $13,001,644)		11,705,896

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	92,887	902

Total Short-Term Instruments (Cost $902)		902

Total Investments in Affiliates (Cost $902)		902

Total Investments 114.8% (Cost $13,002,546)		$11,706,798
Financial Derivative Instruments (g)(i) (0.7)%(Cost or Premiums, net $20,058)		(76,781)
Other Assets and Liabilities, net (14.1)%		(1,433,241)

Net Assets 100.0%		$10,196,776

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.210%	11/14/2022	01/10/2023	$(17,074)	$(17,174)
4.250	11/17/2022	01/12/2023	(17,030)	(17,125)
4.260	12/30/2022	01/03/2023	(2,209)	(2,210)
MEI	0.650	10/13/2022	01/16/2023	EUR	(187,528)	(201,024)
STR	4.330	01/03/2023	01/04/2023	$(924,569)	(924,569)
4.370	12/30/2022	01/03/2023	(900,957)	(901,394)

Total Reverse Repurchase Agreements	$(2,063,496)

(f)	Securities with an aggregate market value of $1,173,724 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(1,677,534) at a weighted average interest rate of 1.424%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	4,412	$1,145,167	$(38,762)	$354	$(236)
U.S. Treasury 2-Year Note March Futures	03/2023	281	57,627	31	0	(44)
U.S. Treasury 5-Year Note March Futures	03/2023	17,788	1,919,853	(3,296)	1,045	(1,104)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	256	34,384	(877)	0	(128)
U.S. Ultra Treasury Note March Futures	03/2023	3,100	366,672	(4,573)	0	(194)

$(47,477)	$1,399	$(1,706)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2023	242	$(17,911)	$414	$12	$(3)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	98	(1)	79	0	0
Euro-Bobl March Futures	03/2023	1,517	(187,963)	5,891	698	(422)
Euro-BTP Italy Government Bond March Futures	03/2023	1,321	(148,632)	2,088	184	(170)
Euro-BTP March Futures	03/2023	2,212	(257,905)	19,210	2,652	(2,107)
Euro-Bund March Futures	03/2023	174	(24,759)	614	197	(88)
Euro-Buxl 30-Year Bond March Futures	03/2023	567	(82,083)	15,331	2,124	(364)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Euro-Oat March Futures	03/2023	727	(99,067)	7,250	903	(506)
Euro-Schatz March Futures	03/2023	16,764	(1,891,764)	17,799	2,333	(987)
Gold 100 oz. February Futures	02/2023	362	(66,108)	(1,910)	0	(7)
Japan Government 10-Year Bond March Futures	03/2023	462	(512,058)	9,404	704	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (2)	01/2023	98	(599)	(503)	47	(103)
U.S. Treasury 10-Year Note March Futures	03/2023	14,775	(1,659,186)	4,975	1,884	(355)
U.S. Treasury Long-Term Bond March Futures	03/2023	4,772	(598,140)	9,928	746	0
United Kingdom Long Gilt March Futures	03/2023	67	(8,092)	529	23	(9)

$91,099	$12,507	$(5,121)

Total Futures Contracts	$43,622	$13,906	$(6,827)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.438%	$4,100	$(4)	$28	$24	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2042	GBP	52,400	$26,367	$886	$27,253	$98	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	412	160	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	2,225,400	(790)	1,080	290	43	0
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	339,900	0	(12,475)	(12,475)	0	(52)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	24,850	(3,596)	4,626	1,030	0	(34)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	$82,200	0	6,783	6,783	116	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	44,000	0	3,619	3,619	62	0
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	17,100	0	(4,422)	(4,422)	0	(99)
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	8,800	0	(2,411)	(2,411)	0	(51)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	22,800	(79)	(985)	(1,064)	0	(14)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	16,500	(81)	(1,662)	(1,743)	0	(41)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	600	(3)	(62)	(65)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	34,000	(256)	(3,488)	(3,744)	0	(78)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	35,900	(131)	(3,187)	(3,318)	0	(81)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	16,100	(60)	(1,428)	(1,488)	0	(36)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032	194,680	(1,913)	(54,714)	(56,627)	0	(877)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032	163,100	(3,309)	(44,190)	(47,499)	0	(730)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	31,090	1,925	13,851	15,776	245	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	34,090	21	17,241	17,262	268	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	54,400	3,377	24,154	27,531	426	0
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	53,590	124	1,598	1,722	73	0
Pay	CPTFEMU	1.085	Maturity	01/15/2024	40	(1)	7	6	0	0
Receive	CPTFEMU	3.520	Maturity	09/15/2024	18,100	(47)	(268)	(315)	0	(7)
Receive	CPTFEMU	3.720	Maturity	09/15/2024	28,600	(62)	(315)	(377)	0	(11)
Pay	CPTFEMU	3.130	Maturity	05/15/2027	15,900	0	434	434	40	0
Pay	CPTFEMU	2.359	Maturity	08/15/2030	15,800	0	653	653	55	0
Receive	CPTFEMU	1.380	Maturity	03/15/2031	109,200	(788)	(22,472)	(23,260)	0	(287)
Pay	CPTFEMU	2.600	Maturity	05/15/2032	32,100	168	1,161	1,329	106	0
Pay	CPTFEMU	2.570	Maturity	06/15/2032	14,400	0	418	418	45	0
Pay	CPTFEMU	2.720	Maturity	06/15/2032	35,300	(35)	513	478	112	0
Pay	CPTFEMU	2.470	Maturity	07/15/2032	15,100	0	579	579	45	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037	30,630	36	(1,827)	(1,791)	0	(78)
Receive	CPTFEMU	2.580	Maturity	03/15/2052	5,700	4	(483)	(479)	10	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052	7,900	(206)	(430)	(636)	14	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	CPTFEMU	2.550	Maturity	04/15/2052	1,150	1	(93)	(92)	1	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052	4,430	0	(519)	(519)	4	0
Receive	CPTFEMU	2.590	Maturity	12/15/2052	15,100	0	(171)	(171)	16	0
Pay	CPURNSA	2.210	Maturity	02/05/2023	116,510	(3,342)	13,872	10,530	0	(62)
Receive	CPURNSA	5.033	Maturity	03/08/2023	19,100	0	(257)	(257)	25	0
Receive	CPURNSA	5.470	Maturity	03/21/2023	10,800	0	(81)	(81)	5	0
Receive	CPURNSA	5.500	Maturity	03/21/2023	40,100	0	(290)	(290)	17	0
Pay	CPURNSA	2.263	Maturity	04/27/2023	14,183	(506)	1,684	1,178	15	0
Receive	CPURNSA	5.320	Maturity	04/29/2023	2,100	0	(5)	(5)	0	(2)
Receive	CPURNSA	5.150	Maturity	05/23/2023	52,800	0	161	161	0	(67)
Receive	CPURNSA	5.185	Maturity	05/24/2023	66,600	0	246	246	0	(86)
Pay	CPURNSA	2.314	Maturity	02/26/2026	67,600	0	6,511	6,511	0	(34)
Pay	CPURNSA	2.419	Maturity	03/05/2026	79,200	0	7,228	7,228	0	(14)
Pay	CPURNSA	2.768	Maturity	05/13/2026	45,200	0	3,214	3,214	9	0
Pay	CPURNSA	2.813	Maturity	05/14/2026	18,800	0	1,293	1,293	4	0
Pay	CPURNSA	2.703	Maturity	05/25/2026	20,410	5	1,490	1,495	6	0
Pay	CPURNSA	2.690	Maturity	06/01/2026	20,400	0	1,492	1,492	4	0
Receive	CPURNSA	2.370	Maturity	06/06/2028	22,300	1,402	(3,304)	(1,902)	0	(3)
Receive	CPURNSA	2.379	Maturity	07/09/2028	14,700	956	(2,180)	(1,224)	0	0
Pay	CPURNSA	2.573	Maturity	08/26/2028	9,200	0	554	554	0	(1)
Pay	CPURNSA	2.645	Maturity	09/10/2028	12,700	0	670	670	0	(3)
Receive	CPURNSA	2.165	Maturity	04/16/2029	32,400	1,066	(4,678)	(3,612)	0	(3)
Receive	CPURNSA	1.998	Maturity	07/25/2029	9,100	155	(1,282)	(1,127)	1	0
Receive	CPURNSA	1.760	Maturity	11/04/2029	78,400	(999)	(10,640)	(11,639)	15	0
Receive	CPURNSA	1.883	Maturity	11/20/2029	23,300	14	(3,217)	(3,203)	5	0
Pay	CPURNSA	2.311	Maturity	02/24/2031	34,500	30	3,578	3,608	0	(3)
Pay	FRCPXTOB	1.030	Maturity	03/15/2024	20,100	(760)	2,724	1,964	0	(2)
Receive	FRCPXTOB	1.910	Maturity	01/15/2038	200	52	(93)	(41)	1	0
Receive	FRCPXTOB	1.410	Maturity	11/15/2039	4,700	392	(1,956)	(1,564)	12	0
Pay	UKRPI	4.480	Maturity	09/15/2023	14,000	0	2,215	2,215	1	0
Pay	UKRPI	6.290	Maturity	03/15/2024	15,900	(8)	1,196	1,188	3	0
Pay	UKRPI	6.440	Maturity	05/15/2024	8,200	0	475	475	2	0
Pay	UKRPI	6.600	Maturity	05/15/2024	39,200	62	2,057	2,119	9	0
Pay	UKRPI	5.200	Maturity	06/15/2024	30,600	0	1,559	1,559	0	(9)
Receive	UKRPI	3.850	Maturity	09/15/2024	53,400	3,763	(11,963)	(8,200)	0	(42)
Receive	UKRPI	3.330	Maturity	01/15/2025	58,600	1,310	(12,567)	(11,257)	0	(39)
Receive	UKRPI	3.473	Maturity	08/15/2025	71,800	347	(15,221)	(14,874)	0	(111)
Pay	UKRPI	4.735	Maturity	12/15/2026	42,500	(570)	4,718	4,148	102	0
Pay	UKRPI	4.615	Maturity	02/15/2027	34,800	0	3,154	3,154	90	0
Pay	UKRPI	4.626	Maturity	02/15/2027	39,300	34	3,501	3,535	102	0
Receive	UKRPI	3.390	Maturity	01/15/2030	22,670	211	(5,115)	(4,904)	0	(105)
Receive	UKRPI	3.438	Maturity	01/15/2030	41,700	736	(9,507)	(8,771)	0	(194)
Receive	UKRPI	3.325	Maturity	08/15/2030	15,900	751	(4,256)	(3,505)	0	(110)
Receive	UKRPI	3.750	Maturity	04/15/2031	22,000	(4)	(4,425)	(4,429)	0	(131)
Receive	UKRPI	4.066	Maturity	09/15/2031	16,000	0	(2,179)	(2,179)	0	(101)
Pay	UKRPI	4.125	Maturity	09/15/2032	9,880	0	122	122	60	0
Pay	UKRPI	4.130	Maturity	09/15/2032	38,030	3	445	448	232	0
Pay	UKRPI	4.000	Maturity	10/15/2032	33,800	0	937	937	214	0
Pay	UKRPI	4.143	Maturity	10/15/2032	500	0	5	5	3	0
Receive	UKRPI	3.566	Maturity	03/15/2036	12,250	0	(2,499)	(2,499)	0	(101)
Receive	UKRPI	3.580	Maturity	03/15/2036	30,440	(160)	(5,970)	(6,130)	0	(252)

						$25,354	$(114,171)	$(88,817)	$2,731	$(3,953)

Total Swap Agreements						$25,350	$(114,143)	$(88,793)	$2,732	$(3,953)

(h)

Securities with an aggregate market value of $108,871 and cash of $15,619 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin liability of $(1,246) for closed futures is outstanding at period end.
(2)	Future styled option.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	$2,248	GBP	1,853	$0	$(8)
01/2023	2,098	JPY	276,600	11	0
BPS	01/2023	12,650	EUR	11,863	54	0
03/2023	MXN	38,752	$1,923	0	(38)
03/2023	PEN	20,244	5,207	0	(90)
03/2023	$405	MXN	8,136	7	0
BRC	01/2023	SGD	256	$190	0	(1)
01/2023	$10,017	EUR	9,417	68	0
CBK	01/2023	JPY	1,406,700	$10,208	0	(518)
01/2023	NZD	19,904	12,427	0	(211)
01/2023	PEN	1,327	345	0	(4)
01/2023	$4,348	DKK	30,275	12	0
01/2023	22,947	EUR	21,599	183	0
01/2023	345	PEN	1,327	4	0
GLM	01/2023	308	PLN	1,559	48	0
03/2023	MXN	128,076	$6,230	0	(252)
JPM	01/2023	GBP	190,237	229,716	0	(307)
02/2023	NOK	2,635	266	0	(3)
02/2023	TWD	439	14	0	0
MBC	01/2023	AUD	483	324	0	(5)
01/2023	DKK	2,128,531	299,273	0	(7,275)
01/2023	EUR	14,051	14,833	0	(215)
01/2023	JPY	4,105,881	29,820	0	(1,487)
01/2023	$42,168	EUR	39,865	524	0
01/2023	6,766	JPY	889,600	17	0
MYI	01/2023	AUD	15,323	$10,290	0	(145)
01/2023	JPY	19,596,088	142,937	0	(6,480)
02/2023	TWD	812	27	0	0
RBC	04/2023	MXN	146	7	0	0
RYL	02/2023	SEK	5,555	539	6	0
SCX	01/2023	AUD	1,204	811	0	(9)
01/2023	CAD	11,795	8,780	68	0
01/2023	EUR	573,167	596,581	0	(17,227)
01/2023	KRW	535,386	405	0	(20)
01/2023	$2,912	PEN	11,209	37	0
02/2023	TWD	4,913	$160	0	(1)
TOR	01/2023	CAD	29,984	22,305	159	0
UAG	01/2023	DKK	213,686	29,910	0	(865)
01/2023	$1,881	GBP	1,519	0	(44)

Total Forward Foreign Currency Contracts	$1,198	$(35,205)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410%	02/02/2023	241,600	$1,208	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	416,800	2,292	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	32,700	2,030	7,271
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	112,600	1,202	69
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	443,700	2,706	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	250,800	1,281	0
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	318,800	3,826	381
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	67,300	4,227	14,454

$18,772	$22,175

Total Purchased Options	$18,772	$22,175

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	12,400	$(22)	$(2)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,098)	$(2,358)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	(1)
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	20,000	(139)	0

$(3,563)	$(2,359)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558%	02/02/2023	52,800	$(1,208)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	92,300	(2,284)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	161,100	(2,030)	(10,443)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	62,000	(1,224)	(105)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	20,100	(442)	(45)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	20,100	(442)	(1,270)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	25,100	(294)	(64)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	25,100	(347)	(824)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	98,600	(2,728)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	54,800	(1,281)	0
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	328,400	(4,335)	(21,831)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	176,000	(3,838)	(520)

$(20,453)	$(35,103)

Total Written Options	$(24,038)	$(37,464)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$(72)	$0	$(98)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	0	4.050%	Maturity	01/13/2023	$150,000	$0	$(476)	$0	$(476)
GLM	Receive	United States Treasury Inflation Indexed Bonds	0	3.830%	Maturity	01/06/2023	72,200	0	(360)	0	(360)
MYC	Receive	United States Treasury Inflation Indexed Bonds	0	4.190%	Maturity	01/20/2023	974,000	0	(4,582)	0	(4,582)
Receive	United States Treasury Inflation Indexed Bonds	0	4.380%	Maturity	01/20/2023	439,000	0	(25,609)	0	(25,609)
Receive	United States Treasury Inflation Indexed Bonds	0	4.430%	Maturity	02/06/2023	250,000	0	(972)	0	(972)

$0	$(31,999)	$0	$(31,999)

Total Swap Agreements	$(26)	$(32,071)	$0	$(32,097)

(j)

Securities with an aggregate market value of $69,543 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2022 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$387,874	$0	$387,874
Industrials	0	3,237	0	3,237
Utilities	0	290	0	290
U.S. Government Agencies	0	434,528	0	434,528
U.S. Treasury Obligations	0	8,674,829	0	8,674,829
Non-Agency Mortgage-Backed Securities	0	157,525	0	157,525
Asset-Backed Securities	0	1,039,244	0	1,039,244
Sovereign Issues	0	988,385	0	988,385
Preferred Securities
Banking & Finance	0	6,656	0	6,656
Short-Term Instruments
U.S. Treasury Bills	0	13,328	0	13,328

	$0	$11,705,896	$0	$11,705,896
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$902	$0	$0	$902

Total Investments	$902	$11,705,896	$0	$11,706,798

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,231	6,407	0	16,638
Over the counter	0	23,373	0	23,373

	$10,231	$29,780	$0	$40,011
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,003)	(5,777)	0	(10,780)
Over the counter	0	(104,766)	0	(104,766)

	$(5,003)	$(110,543)	$0	$(115,546)

Total Financial Derivative Instruments	$5,228	$(80,763)	$0	$(75,535)

Totals	$6,130	$11,625,133	$0	$11,631,263

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 227.9% ¤
CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 5.7%
American Tower Corp. 3.000% due 06/15/2023		$161	$159
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		68	54
3.950% due 07/01/2024		643	616
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)	EUR	400	412
Crown Castle, Inc. 3.150% due 07/15/2023		$2,734	2,704
Five Corners Funding Trust 4.419% due 11/15/2023		100	99
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,247
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5,600	617
1.000% due 10/01/2050		43,910	4,658
1.000% due 10/01/2053		393	39
1.500% due 10/01/2053		28,753	3,076
2.000% due 10/01/2053		5,073	582
2.500% due 10/01/2047		2	0
NatWest Group PLC
4.519% due 06/25/2024 •		$965	956
6.274% (US0003M + 1.550%) due 06/25/2024 ~		1,528	1,529
Nissan Motor Acceptance Co. LLC 3.450% due 03/15/2023		80	80
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	2,282	251
1.000% due 10/01/2050		59,708	6,350
1.500% due 10/01/2053		1,485	151
Nykredit Realkredit AS
0.500% due 10/01/2043		30,619	3,364
1.000% due 10/01/2050		50,102	5,316
1.000% due 10/01/2053		3,270	343
1.500% due 10/01/2053		23,392	2,594
2.000% due 10/01/2053		2,087	239
2.500% due 10/01/2047		2	0
Realkredit Danmark AS
1.000% due 10/01/2050		19,240	2,043
1.000% due 10/01/2053		10,284	1,036
1.500% due 10/01/2053		10,024	1,090
2.500% due 04/01/2047		7	1
UniCredit SpA 7.830% due 12/04/2023		$3,740	3,780

			43,386

INDUSTRIALS 0.2%
Energy Transfer LP 3.600% due 02/01/2023		80	80
Enterprise Products Operating LLC 3.350% due 03/15/2023		161	160
RELX Capital, Inc. 3.500% due 03/16/2023		80	80
Toyota Tsusho Corp. 3.625% due 09/13/2023		800	791
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		129	130
VMware, Inc. 3.900% due 08/21/2027		161	150

			1,391

Total Corporate Bonds & Notes (Cost $58,552)			44,777

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae 2.889% due 09/01/2044 - 10/01/2044 •		8	7
Freddie Mac
3.757% due 09/01/2036 •		11	11
3.928% due 10/01/2036 •		13	13

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

4.133% due 07/01/2036 •		30	30
4.918% due 12/15/2037 ~		39	39
Ginnie Mae 3.858% due 08/20/2068 ~		1,260	1,226
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049		82	78
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053		9,300	8,171
4.000% due 03/01/2053		20,400	19,144
4.500% due 02/01/2053		1,400	1,348

Total U.S. Government Agencies (Cost $30,545)			30,067

U.S. TREASURY OBLIGATIONS 121.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (h)		94,698	91,657
0.125% due 10/15/2024 (h)		61,560	59,293
0.125% due 04/15/2025 (h)		49,955	47,618
0.125% due 10/15/2025 (h)		48,352	45,963
0.125% due 04/15/2026 (h)		69,600	65,453
0.125% due 07/15/2026 (h)(j)(l)		24,345	22,947
0.125% due 10/15/2026 (h)		48,420	45,402
0.125% due 01/15/2030 (l)		521	469
0.125% due 07/15/2030 (l)		1,473	1,320
0.125% due 02/15/2051 (l)		343	222
0.250% due 01/15/2025 (h)(l)		53,598	51,423
0.250% due 02/15/2050 (l)		695	470
0.375% due 07/15/2023 (h)(l)		60,814	60,095
0.375% due 07/15/2025 (h)		48,619	46,704
0.375% due 01/15/2027 (h)		32,075	30,258
0.375% due 07/15/2027 (l)		14,257	13,442
0.500% due 04/15/2024 (h)		80,105	77,906
0.500% due 01/15/2028 (h)		77,199	72,628
0.625% due 01/15/2024 (h)		75,912	74,307
0.625% due 01/15/2026 (h)		56,464	54,214
0.625% due 07/15/2032 (h)		15,590	14,292
0.625% due 02/15/2043 (l)		446	360
0.750% due 07/15/2028 (h)		36,328	34,622
0.750% due 02/15/2045 (l)		1,645	1,332
0.875% due 01/15/2029 (l)		1,888	1,800
1.000% due 02/15/2046 (l)		1,887	1,604
1.375% due 02/15/2044 (l)		95	88
1.625% due 10/15/2027 (l)		7,746	7,741
1.750% due 01/15/2028 (l)		733	732
2.125% due 02/15/2040 (l)		1,648	1,745
2.125% due 02/15/2041 (l)		1,018	1,079

Total U.S. Treasury Obligations (Cost $976,849)			927,186

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Alliance Bancorp Trust 4.869% due 07/25/2037 •		1,493	1,229
BCAP LLC Trust 1.572% due 04/26/2036 ~		247	208
Bear Stearns Adjustable Rate Mortgage Trust
3.474% due 07/25/2036 ^~		50	44
3.845% due 02/25/2036 ^~		113	100
3.987% due 01/25/2035 ~		27	24
Bear Stearns ALT-A Trust 3.115% due 05/25/2035 ~		468	435
Chase Mortgage Finance Trust 3.824% due 12/25/2035 ^~		5	5
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~		29	27
3.950% due 05/25/2035 •		1	1
Countrywide Alternative Loan Trust 5.500% due 11/25/2035 ^		39	32
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		79	76
6.000% due 04/25/2036		175	97
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 06/25/2035 ~		23	22
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.089% due 10/25/2035 ^~		175	87
Credit Suisse Mortgage Capital Certificates 4.600% due 10/26/2036 ~		10	8
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		249	107
Great Hall Mortgages PLC
3.675% due 03/18/2039 •	GBP	27	32
3.695% due 06/18/2038 ~		23	28
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		$3,500	3,532
GSR Mortgage Loan Trust
3.796% due 01/25/2036 ^~		31	30
3.955% due 09/25/2035 ~		5	4

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

HarborView Mortgage Loan Trust 4.779% due 05/19/2035 ~		182	162
IndyMac INDX Mortgage Loan Trust 4.949% due 07/25/2035 ~		1,501	1,089
Residential Asset Securitization Trust
4.789% due 05/25/2035 •		609	417
5.750% due 03/25/2037 ^		206	68
Structured Adjustable Rate Mortgage Loan Trust 3.490% due 03/25/2036 ^~		96	71
Structured Asset Mortgage Investments Trust 4.809% due 04/25/2036 •		4	4
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	2,092	2,514
WaMu Mortgage Pass-Through Certificates Trust 3.758% due 08/25/2036 ^~		$5	4
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		41	33
Wells Fargo Mortgage-Backed Securities Trust 4.479% due 10/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $11,565)			10,492

ASSET-BACKED SECURITIES 14.7%
ACE Securities Corp. Home Equity Loan Trust
5.514% due 04/25/2035 •		1,144	963
6.189% due 06/25/2034 ~		4	4
Adagio CLO DAC 2.098% due 10/15/2031 •	EUR	300	313
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		$3,374	3,319
Apidos CLO 5.193% due 10/20/2030 •		1,450	1,428
Ares European CLO DAC
1.988% due 04/15/2030 •	EUR	692	721
2.038% due 10/15/2030 ~		598	625
Argent Securities Trust 4.869% due 05/25/2035 •		$325	291
Armada Euro CLO DAC 2.098% due 07/15/2031 •	EUR	400	416
Bain Capital Euro DAC 2.196% due 01/20/2032 •		1,200	1,251
BDS Ltd. 6.121% due 03/19/2039 ~		$700	681
Benefit Street Partners CLO Ltd. 5.109% due 01/17/2032 ~		1,100	1,077
BlueMountain Fuji Eur CLO V DAC 2.288% due 01/15/2033 ~	EUR	3,200	3,299
Bosphorus CLO DAC 2.866% due 12/15/2030 •		965	1,008
Carlyle Euro CLO DAC 2.428% due 08/15/2030 •		1,395	1,458
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~		500	519
CIFC European Funding CLO DAC 2.428% due 01/15/2034 ~		4,300	4,459
CIFC Funding Ltd. 5.194% due 04/18/2031 ~		$1,200	1,179
CIT Mortgage Loan Trust
5.739% due 10/25/2037 •		259	258
5.889% due 10/25/2037 ~		400	381
Citigroup Mortgage Loan Trust
4.659% due 05/25/2037 •		3,400	3,083
4.849% due 12/25/2036 ~		36	24
4.884% due 10/25/2036 ~		1,046	996
Countrywide Asset-Backed Certificates 4.889% due 03/25/2037 •		919	857
Countrywide Asset-Backed Certificates Trust
4.529% due 05/25/2035 •		56	54
4.529% due 07/25/2037 ~		322	291
4.579% due 11/25/2037 ~		4,379	4,001
4.589% due 09/25/2037 ~		83	71
4.869% due 05/25/2036 •		3,338	2,749
5.805% due 04/25/2036 ^~		367	317
Crestline Denali CLO Ltd. 5.273% due 04/20/2030 •		903	892
Dryden Euro CLO DAC 2.358% due 01/17/2033 •	EUR	1,700	1,760
Elevation CLO Ltd.
5.308% due 10/25/2030 •		$4,000	3,929
5.355% due 10/15/2029 •		840	835
First Franklin Mortgage Loan Trust
4.499% due 12/25/2037 ~		1,574	1,465
5.094% due 11/25/2036 •		2,153	2,053
5.259% due 09/25/2035 •		2,326	2,287
Fremont Home Loan Trust
4.524% due 10/25/2036 ~		470	415

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

5.124% due 07/25/2035 ~		7	7
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		3,000	2,963
GSAMP Trust
5.124% due 09/25/2035 ^~		27	26
5.364% due 03/25/2035 ^~		443	402
Harvest CLO DAC 2.138% due 07/15/2031 •	EUR	800	827
Home Equity Asset Trust 4.217% due 10/25/2035 •		$1,500	1,432
Home Equity Mortgage Loan Asset-Backed Trust 4.609% due 04/25/2037 •		400	311
HSI Asset Securitization Corp. Trust 4.929% due 02/25/2036 ~		261	256
IndyMac INDB Mortgage Loan Trust 4.529% due 07/25/2036 •		3,671	1,147
KKR CLO Ltd.
5.029% due 07/15/2030 •		743	729
5.259% due 01/15/2031 ~		500	492
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,426	2,415
Lehman XS Trust 4.292% due 06/25/2036 þ		900	887
Long Beach Mortgage Loan Trust 4.629% due 08/25/2036 •		309	132
Magnetite Ltd. 5.486% due 11/15/2028 ~		1,544	1,527
Man GLG Euro CLO DAC 2.248% due 01/15/2030 •	EUR	343	359
MASTR Asset-Backed Securities Trust 4.729% due 06/25/2036 •		$931	832
Merrill Lynch Mortgage Investors Trust
4.809% due 02/25/2037 •		5,693	1,739
5.109% due 05/25/2036 •		36	35
MF1 Ltd. 6.471% due 06/19/2037 •		800	789
MidOcean Credit CLO 5.725% due 02/20/2031 ~		700	688
Mountain View CLO Ltd. 4.761% due 10/13/2027 •		274	275
NovaStar Mortgage Funding Trust 5.094% due 01/25/2036 ~		559	548
OCP Euro CLO DAC 2.198% due 01/15/2032 ~	EUR	2,964	3,114
Octagon Investment Partners Ltd. 5.650% due 02/14/2031 •		$1,200	1,180
OZLM Ltd.
5.343% due 10/20/2031 ~		400	392
5.665% due 10/30/2030 ~		989	975
Palmer Square Loan Funding Ltd. 4.879% due 10/15/2029 ~		590	582
Rad CLO Ltd. 5.445% due 07/24/2032 ~		4,300	4,197
Renaissance Home Equity Loan Trust 5.489% due 09/25/2037 •		3,183	1,512
Residential Asset Securities Corp. Trust
4.669% due 09/25/2036 ~		3,482	3,372
4.869% due 08/25/2036 •		1,428	1,268
Securitized Asset-Backed Receivables LLC Trust
4.889% due 05/25/2036 •		3,746	2,039
5.064% due 10/25/2035 ~		4,970	4,748
Sound Point CLO Ltd. 5.315% due 01/23/2029 •		364	362
Soundview Home Loan Trust 4.589% due 06/25/2037 •		3,100	2,239
Specialty Underwriting & Residential Finance Trust 4.709% due 09/25/2037 •		7,120	4,094
Structured Asset Securities Corp. 5.049% due 02/25/2035 •		22	22
Structured Asset Securities Corp. Mortgage Loan Trust 4.959% due 10/25/2036 ~		853	832
Symphony CLO Ltd.
4.959% due 04/15/2028 •		220	219
4.961% due 07/14/2026 ~		34	34
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		4,300	4,205
TCW CLO Ltd. 5.328% due 04/25/2031 ~		3,800	3,742
TICP CLO Ltd. 5.083% due 04/20/2028 •		438	437
Toro European CLO DAC 2.118% due 10/15/2030 •	EUR	900	943
Venture CLO Ltd.
4.959% due 04/15/2027 ~		$951	949
4.959% due 07/15/2027 •		53	53

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Vibrant CLO Ltd. 5.283% due 09/15/2030 •		996	980
Voya CLO Ltd. 5.289% due 10/15/2030 ~		697	690
Wells Fargo Home Equity Asset-Backed Securities Trust 6.789% due 12/25/2034 ~		563	552

Total Asset-Backed Securities (Cost $116,847)			112,279

SOVEREIGN ISSUES 11.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		541	126
1.500% due 07/09/2035 þ		354	80
Australia Government International Bond 3.000% due 09/20/2025	AUD	8,767	6,300
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	4,788	3,902
Denmark Government International Bond 0.100% due 11/15/2023 (d)	DKK	17,216	2,489
France Government International Bond 0.100% due 07/25/2038 (d)	EUR	3,503	3,361
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		1,983	1,859
1.400% due 05/26/2025 (d)		31,251	33,026
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	934,270	7,364
0.100% due 03/10/2029 (d)		1,468,809	11,617
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	6,513	344
New Zealand Government International Bond 3.000% due 09/20/2030	NZD	12,751	8,497
Peru Government International Bond 5.940% due 02/12/2029	PEN	841	203
Qatar Government International Bond 3.875% due 04/23/2023		$448	446
Saudi Government International Bond 4.000% due 04/17/2025		1,869	1,846
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	4,115	5,058
0.125% due 08/10/2041 (d)		3,053	3,479

Total Sovereign Issues (Cost $100,201)			89,997

		SHARES
COMMON STOCKS 1.4%
CONSUMER DISCRETIONARY 0.5%
Hilton Worldwide Holdings, Inc.		14,736	1,862
Marriott International, Inc. 'A'		14,736	2,194

			4,056

REAL ESTATE 0.9%
CBRE Group, Inc. 'A' (a)		32,162	2,475
Howard Hughes Corp. (a)		53,029	4,053

			6,528

Total Common Stocks (Cost $11,844)			10,584

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		917,000	813

Total Preferred Securities (Cost $917)			813

REAL ESTATE INVESTMENT TRUSTS 53.2%
REAL ESTATE 53.2%
Alexandria Real Estate Equities, Inc.		60,400	8,798
American Assets Trust, Inc.		125,797	3,334
American Homes 4 Rent 'A'		339,294	10,226
American Tower Corp.		36,367	7,705
Americold Realty Trust, Inc.		171,011	4,841
AvalonBay Communities, Inc.		121,143	19,567
Boston Properties, Inc.		91,589	6,190
Camden Property Trust		37,072	4,148
Crown Castle, Inc.		20,428	2,771
CubeSmart		201,820	8,123
Digital Realty Trust, Inc.		38,096	3,820

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Equinix, Inc.		61,004	39,959
Equity LifeStyle Properties, Inc.		156,848	10,132
Essex Property Trust, Inc.		42,318	8,968
Extra Space Storage, Inc.		7,457	1,098
First Industrial Realty Trust, Inc.		191,321	9,233
Gaming & Leisure Properties, Inc.		191,663	9,984
Healthpeak Properties, Inc.		521,168	13,066
Host Hotels & Resorts, Inc.		189,873	3,047
Invitation Homes, Inc.		615,493	18,243
Kilroy Realty Corp.		93,296	3,608
Life Storage, Inc.		63,241	6,229
Mid-America Apartment Communities, Inc.		46,674	7,327
National Storage Affiliates Trust		105,900	3,825
Prologis, Inc.		161,412	18,196
Public Storage		19,319	5,413
Realty Income Corp.		483,337	30,658
Regency Centers Corp.		12,315	770
Retail Opportunity Investments Corp.		218,847	3,289
Rexford Industrial Realty, Inc.		119,323	6,520
RLJ Lodging Trust		658,049	6,969
Ryman Hospitality Properties, Inc.		82,000	6,706
Safehold, Inc.		38,266	1,095
SBA Communications Corp.		37,109	10,402
Simon Property Group, Inc.		134,167	15,762
SITE Centers Corp.		213,608	2,918
Sun Communities, Inc.		115,386	16,500
Sunstone Hotel Investors, Inc.		352,120	3,402
UDR, Inc.		222,698	8,625
Ventas, Inc.		296,987	13,379
VICI Properties, Inc.		875,831	28,377
WP Carey, Inc.		155,323	12,139

Total Real Estate Investment Trusts (Cost $371,033)			405,362

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
REPURCHASE AGREEMENTS (g) 13.4%			102,445

SHORT-TERM NOTES 0.3%
France Government International Bond 2.100% due 07/25/2023 (d)	EUR	2,399	2,631

U.S. TREASURY BILLS 0.2%
4.207% due 01/05/2023 - 03/23/2023 (b)(c)(l)		$1,566	1,555

Total Short-Term Instruments (Cost $106,751)			106,631

Total Investments in Securities (Cost $1,785,104)			1,738,188

		SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		352,910	3,429

Total Short-Term Instruments (Cost $3,428)			3,429

Total Investments in Affiliates (Cost $3,428)			3,429

Total Investments 228.4% (Cost $1,788,532)			$1,741,617
Financial Derivative Instruments (i)(k) (2.2)%(Cost or Premiums, net $(3,300))			(16,586)
Other Assets and Liabilities, net (126.2)%			(962,427)

Net Assets 100.0%			$762,604

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	4.160%	11/09/2022	01/04/2023	$41,959	U.S. Treasury Inflation Protected Securities 0.125% - 0.750% due 10/15/2025 - 07/15/2028	$(42,226)	$41,959	$42,226
4.160	11/10/2022	01/04/2023	48,688	U.S. Treasury Inflation Protected Securities 0.125% - 0.750% due 04/15/2024 - 07/15/2028	(49,065)	48,688	48,992
4.160	11/18/2022	01/04/2023	11,118	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026	(11,148)	11,118	11,177
FICC	1.900	12/30/2022	01/03/2023	680	U.S. Treasury Notes 0.125% due 05/15/2023	(694)	680	680

Total Repurchase Agreements	$(103,133)	$102,445	$103,075

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.460%	12/13/2022	01/10/2023	$(1,054)	$(1,057)
BSN	4.160	11/03/2022	01/04/2023	(487,813)	(491,251)
4.160	11/09/2022	01/04/2023	(41,977)	(42,244)
4.160	11/14/2022	01/04/2023	(151,272)	(152,146)
4.160	11/18/2022	01/04/2023	(11,196)	(11,256)
4.160	12/05/2022	01/04/2023	(14,288)	(14,336)
DEU	4.440	12/12/2022	01/12/2023	(5,628)	(5,643)
4.450	12/14/2022	01/11/2023	(10,833)	(10,860)
JPS	4.200	11/16/2022	01/10/2023	(2,533)	(2,547)
STR	4.330	01/03/2023	01/04/2023	(200,888)	(200,888)
4.370	12/30/2022	01/03/2023	(201,249)	(201,347)

Total Reverse Repurchase Agreements	$(1,133,575)

(h)	Securities with an aggregate market value of $934,640 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(850,069) at a weighted average interest rate of 2.199%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	377	$97,853	$(3,318)	$30	$(20)
U.S. Treasury 5-Year Note March Futures	03/2023	2,042	220,392	(744)	0	(176)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	81	10,879	(277)	0	(41)
U.S. Ultra Treasury Note March Futures	03/2023	342	40,452	(57)	0	(21)
United Kingdom Long Gilt March Futures	03/2023	13	1,570	(103)	2	(4)

$(4,499)	$32	$(262)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2023	158	$(11,731)	$292	$8	$(2)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	8	0	6	0	0
Euro-Bobl March Futures	03/2023	114	(14,125)	429	52	(32)
Euro-BTP Italy Government Bond March Futures	03/2023	99	(11,139)	167	14	(13)
Euro-BTP March Futures	03/2023	204	(23,785)	1,768	245	(194)
Euro-Bund March Futures	03/2023	63	(8,965)	379	72	(32)
Euro-Buxl 30-Year Bond March Futures	03/2023	46	(6,659)	882	172	(30)
Euro-Oat March Futures	03/2023	56	(7,631)	533	70	(39)
Euro-Schatz March Futures	03/2023	1,387	(156,518)	1,782	193	(82)
Gold 100 oz. February Futures	02/2023	33	(6,026)	(149)	0	(1)
Japan Government 10-Year Bond March Futures	03/2023	35	(38,792)	720	53	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	8	(49)	(41)	4	(8)
U.S. Treasury 2-Year Note March Futures	03/2023	669	(137,197)	(38)	54	(32)
U.S. Treasury 10-Year Note March Futures	03/2023	1,507	(169,231)	493	212	0
U.S. Treasury Long-Term Bond March Futures	03/2023	539	(67,560)	240	84	0

$7,463	$1,233	$(465)

Total Futures Contracts	$2,964	$1,265	$(727)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.438%	$700	$(41)	$45	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,267	$(263)	$166	$(97)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,534	(623)	420	(203)	0	(1)

$(886)	$586	$(300)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

iTraxx Europe Main 37 5-Year Index	1.000%	Quarterly	06/20/2027	EUR	900	$(4)	$11	$7	$1	$0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2042	GBP	5,100	$2,565	$87	$2,652	$10	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	31	27	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	113	80	12	0
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	45,500	0	(1,670)	(1,670)	0	(7)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	311	336	0	(11)
Receive(8)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		$10,600	0	875	875	15	0
Receive(8)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		5,700	0	469	469	8	0
Pay(8)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		2,200	0	(569)	(569)	0	(13)
Pay(8)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		1,200	0	(329)	(329)	0	(7)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,700	(8)	(172)	(180)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(422)	(444)	0	(10)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(195)	(209)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(337)	(351)	0	(9)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(151)	(157)	0	(4)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032		22,900	(231)	(6,430)	(6,661)	0	(103)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032		26,000	(529)	(7,043)	(7,572)	0	(116)
Receive(8)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		11,300	1,256	252	1,508	60	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,649	1,878	29	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	1,973	1,975	31	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	3,861	4,403	68	0
Receive(8)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		4,200	9	126	135	6	0
Pay(8)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		2,600	(371)	(201)	(572)	0	(27)
Receive	CPTFEMU	3.520	Maturity	09/15/2024		1,100	(3)	(16)	(19)	0	0
Pay	CPTFEMU	3.130	Maturity	05/15/2027		900	0	25	25	2	0
Pay	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	29	44	11	0
Pay	CPTFEMU	2.359	Maturity	08/15/2030		3,600	20	129	149	13	0
Receive	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(1,691)	(1,747)	0	(22)
Pay	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	236	290	23	0
Pay	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	57	34	8	0
Pay	CPTFEMU	2.470	Maturity	07/15/2032		1,900	0	73	73	6	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037		2,460	3	(147)	(144)	0	(6)
Receive	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(285)	(285)	0	(1)
Receive	CPTFEMU	2.580	Maturity	03/15/2052		100	0	(8)	(8)	0	0
Receive	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	(27)	(40)	1	0
Receive	CPTFEMU	2.550	Maturity	04/15/2052		700	1	(57)	(56)	1	0
Receive	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(41)	(41)	0	0
Receive	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	(11)	(11)	1	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	1,665	1,665	0	(10)
Receive	CPURNSA	5.000	Maturity	03/03/2023		7,200	0	(104)	(104)	12	0
Receive	CPURNSA	5.010	Maturity	03/03/2023		17,400	0	(249)	(249)	29	0
Receive	CPURNSA	4.950	Maturity	03/07/2023		23,400	0	(337)	(337)	33	0
Receive	CPURNSA	5.033	Maturity	03/08/2023		100	0	(1)	(1)	0	0
Receive	CPURNSA	5.470	Maturity	03/21/2023		12,800	0	(96)	(96)	5	0
Pay	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	481	479	6	0
Pay	CPURNSA	2.560	Maturity	05/08/2023		33,100	(5,377)	5,459	82	43	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	261	261	4	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	400	400	6	0
Pay	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	213	213	1	0
Pay	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	144	144	0	0
Pay	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	315	316	1	0
Pay	CPURNSA	2.690	Maturity	06/01/2026		100	0	7	7	0	0
Pay	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,273	1,273	0	(2)
Pay	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	602	602	0	(1)
Receive	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(849)	(829)	5	0
Receive	CPURNSA	2.352	Maturity	05/09/2028		3,130	0	(268)	(268)	0	(1)
Receive	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(400)	(400)	0	(2)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	CPURNSA	2.364	Maturity	05/10/2028	4,860	0	(411)	(411)	0	(2)
Receive	CPURNSA	2.370	Maturity	06/06/2028	18,800	0	(1,604)	(1,604)	0	(3)
Receive	CPURNSA	2.379	Maturity	07/09/2028	3,400	(1)	(282)	(283)	0	0
Receive	CPURNSA	1.954	Maturity	06/03/2029	6,700	0	(871)	(871)	0	(2)
Receive	CPURNSA	1.998	Maturity	07/25/2029	6,900	5	(860)	(855)	0	0
Receive	CPURNSA	1.280	Maturity	05/19/2030	5,300	0	(1,028)	(1,028)	0	(2)
Pay	CPURNSA	2.311	Maturity	02/24/2031	25,600	21	2,656	2,677	0	(2)
Pay	FRCPXTOB	1.030	Maturity	03/15/2024	6,700	(3)	658	655	0	(1)
Receive	FRCPXTOB	1.910	Maturity	01/15/2038	1,280	5	(270)	(265)	3	0
Pay	UKRPI	4.480	Maturity	09/15/2023	1,400	0	222	222	0	0
Pay	UKRPI	6.290	Maturity	03/15/2024	1,200	(1)	91	90	0	0
Pay	UKRPI	6.440	Maturity	05/15/2024	1,200	0	69	69	0	0
Pay	UKRPI	6.600	Maturity	05/15/2024	5,200	6	275	281	1	0
Pay	UKRPI	5.200	Maturity	06/15/2024	900	0	46	46	0	0
Pay	UKRPI	5.330	Maturity	06/15/2024	3,500	0	167	167	0	(1)
Receive	UKRPI	3.386	Maturity	11/15/2024	9,500	251	(2,002)	(1,751)	0	(3)
Pay	UKRPI	4.735	Maturity	12/15/2026	7,900	(104)	875	771	19	0
Pay	UKRPI	4.615	Maturity	02/15/2027	5,200	0	471	471	13	0
Pay	UKRPI	4.626	Maturity	02/15/2027	6,100	4	545	549	16	0
Receive	UKRPI	3.400	Maturity	01/15/2030	4,920	(2)	(1,056)	(1,058)	0	(23)
Receive	UKRPI	3.475	Maturity	08/15/2030	7,200	99	(1,749)	(1,650)	0	(44)
Receive	UKRPI	4.066	Maturity	09/15/2031	1,700	0	(232)	(232)	0	(11)
Receive	UKRPI	4.140	Maturity	10/15/2031	9,700	(114)	(1,108)	(1,222)	0	(60)
Pay	UKRPI	4.300	Maturity	01/15/2032	6,700	15	514	529	38	0
Pay	UKRPI	4.125	Maturity	09/15/2032	1,240	0	15	15	8	0
Pay	UKRPI	4.130	Maturity	09/15/2032	5,560	0	65	65	34	0
Pay	UKRPI	4.143	Maturity	10/15/2032	2,600	0	27	27	17	0
Receive	UKRPI	3.566	Maturity	03/15/2036	1,200	0	(245)	(245)	0	(10)
Receive	UKRPI	3.580	Maturity	03/15/2036	3,800	(23)	(742)	(765)	0	(31)

						$(1,806)	$(6,759)	$(8,565)	$601	$(555)

Total Swap Agreements						$(2,737)	$(6,117)	$(8,854)	$602	$(556)

(j)

Securities with an aggregate market value of $607 and cash of $11,679 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)	Unsettled variation margin asset of $31 and liability of $(26) for closed futures is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BPS		01/2023			$1,175	EUR	1,102	$5		$0
		03/2023		MXN	4,134	$205		0		(4)
BRC		01/2023			$1,117	EUR	1,050	7		0
CBK		01/2023		DKK	4,095	$577		0		(13)
		01/2023		JPY	183,200	1,344		0		(53)
		01/2023		PEN	5,428	1,354		0		(73)
		01/2023			$465	DKK	3,235	1		0
		01/2023			1,524	EUR	1,436	14		0
		01/2023			50	PEN	192	1		0
DUB		01/2023		DKK	134,829	$19,003		0		(415)
JPM		01/2023		GBP	10,825	13,071		0		(17)
		01/2023			$842	DKK	6,015	24		0
MBC		01/2023		AUD	272	$182		0		(3)
		01/2023		CAD	5,329	3,973		37		0
		01/2023		DKK	121,924	17,223		0		(337)
		01/2023		EUR	62,597	65,615		0		(1,421)
		01/2023		JPY	417,749	3,034		0		(151)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

	01/2023		$1,235	DKK	8,835		37	0
	01/2023		3,986	EUR	3,772		53	0
MYI	01/2023	AUD	8,611		$5,783		0	(82)
	01/2023	JPY	1,993,783		14,543		0	(659)
RBC	01/2023	AUD	99		66		0	(1)
SCX	01/2023		577		389		0	(4)
	01/2023	NZD	14,194		8,841		0	(171)
	01/2023		$427	PEN	1,642		5	0

Total Forward Foreign Currency Contracts							$184	$(3,404)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410%	02/02/2023	25,200	$126	$0
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	44,000	242	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	4,200	261	934
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	11,200	120	7
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	46,900	286	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	25,000	128	0
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	31,600	379	38
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	8,700	546	1,868

Total Purchased Options							$2,088	$2,847

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	1,300	$(3)	$0

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(322)
JPM	Cap - OTC CPURNSA	233.916		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,900	(137)	0

							$(424)	$(322)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558%	02/02/2023	5,500	$(126)	$0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	9,800	(243)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,800	(262)	(1,348)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	6,200	(122)	(11)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	1,500	(33)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	1,500	(33)	(95)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	1,900	(22)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,900	(26)	(62)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	10,400	(288)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	5,500	(129)	0
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	42,500	(561)	(2,825)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	2.350		05/31/2023	17,400	(379)		(52)

									$(2,224)		$(4,401)

Total Written Options									$(2,651)		$(4,723)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	DWRTFT Index	7,309	4.640% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/11/2023	$89,249	$0	$(9,868)	$0	$(9,868)
JPM	Receive	DWRTFT Index	228	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	2,513	0	(10)	0	(10)
MYI	Receive	DWRTFT Index	682	4.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	7,517	0	(31)	0	(31)
	Receive	DWRTFT Index	7,276	4.500% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	80,194	0	(323)	0	(323)

								$0	$(10,232)	$0	$(10,232)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Crown Castle, Inc.	10,000	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	$1,356	$0	$(5)	$0	$(5)
	Receive	Extra Space Storage, Inc.	23,299	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	3,429	0	(14)	0	(14)
	Receive	Equity Residential	275,667	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	16,264	0	102	102	0
	Receive	Host Hotels & Resorts, Inc.	230,809	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	3,704	0	57	57	0
BPS	Receive	Aircastle Ltd.	80,558	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,964	0	(208)	0	(208)
	Receive	Alexandria Real Estate Equities, Inc.	2,663	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	400	0	(10)	0	(10)
	Receive	American Homes 4 Rent	123,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	3,988	0	(292)	0	(292)
	Receive	American Tower Corp.	41,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	8,851	0	(126)	0	(126)
	Receive	Equity LifeStyle Properties, Inc.	156,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	10,121	0	(8)	0	(8)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

	Receive	First Industrial Realty Trust, Inc.	41,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,042	0	(57)	0	(57)
	Receive	Gaming and Leisure Properties, Inc.	54,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,795	0	10	10	0
	Receive	Invitation Homes, Inc.	288,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	8,971	0	(460)	0	(460)
	Receive	Prologis, Inc.	42,750	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	5,046	0	(241)	0	(241)
	Receive	Regency Centers Corp.	63,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	4,131	0	(164)	0	(164)
	Receive	Rexford Industrial Realty, Inc.	41,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,251	0	(5)	0	(5)
	Receive	SBA Communications Corp.	17,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	4,939	0	(188)	0	(188)
	Receive	Sun Communities, Inc.	14,000	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,011	0	(3)	0	(3)
	Receive	Equinix, Inc.	8,000	5.180% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	5,240	0	(24)	0	(24)
	Receive	Prologis, Inc.	71,000	5.180% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	8,004	0	(37)	0	(37)
	Receive	Vici Properities, Inc.	136,600	4.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	4,427	0	33	33	0
JPM	Receive	Prologis, Inc.	292,280	4.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	32,949	0	(132)	0	(132)
MYI	Receive	Digital Realty Trust, Inc.	77,376	4.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	7,759	0	62	62	0
	Receive	PSA Treasury Pte Ltd.	98,112	4.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	27,490	0	(120)	0	(120)
	Receive	Simon Property Group, Inc.	97,414	4.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	11,444	0	(43)	0	(43)
	Receive	Alexandria Real Estate Equities, Inc.	72,292	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	10,531	0	44	44	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	Apartment Income REIT Corp.	120,921	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	4,149	0	(18)	0	(18)

							$0	$(1,847)	$308	$(2,155)

Total Swap Agreements							$0	$(12,079)	$308	$(12,387)

(l)

Securities with an aggregate market value of $26,713 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$43,386	$0		$43,386
Industrials					0	1,391	0		1,391
U.S. Government Agencies					0	30,067	0		30,067
U.S. Treasury Obligations					0	927,186	0		927,186
Non-Agency Mortgage-Backed Securities					0	10,492	0		10,492
Asset-Backed Securities					0	112,279	0		112,279
Sovereign Issues					0	89,997	0		89,997
Common Stocks
Consumer Discretionary					4,056	0	0		4,056
Real Estate					6,528	0	0		6,528
Preferred Securities
Banking & Finance					0	813	0		813
Real Estate Investment Trusts
Real Estate					405,362	0	0		405,362
Short-Term Instruments
Repurchase Agreements					0	102,445	0		102,445
Short-Term Notes					0	2,631	0		2,631
U.S. Treasury Bills					0	1,555	0		1,555

					$415,946	$1,322,242	$0		$1,738,188
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$3,429	$0	$0		$3,429

Total Investments					$419,375	$1,322,242	$0		$1,741,617

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					915	952	0		1,867
Over the counter					0	3,339	0		3,339

					$915	$4,291	$0		$5,206
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(457)	(826)	0		(1,283)
Over the counter					0	(20,514)	0		(20,514)

					$(457)	$(21,340)	$0		$(21,797)

Total Financial Derivative Instruments					$458	$(17,049)	$0		$(16,591)

Totals					$419,833	$1,305,193	$0		$1,725,026

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Short Asset Investment Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
CORPORATE BONDS & NOTES 49.2%
BANKING & FINANCE 25.5%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023	$11,600	$11,575
AerCap Ireland Capital DAC 4.500% due 09/15/2023	1,800	1,789
Air Lease Corp. 2.750% due 01/15/2023	3,000	2,997
American Tower Corp.
3.000% due 06/15/2023	5,000	4,948
3.500% due 01/31/2023	4,000	3,995
Athene Global Funding
0.950% due 01/08/2024	1,800	1,713
1.200% due 10/13/2023	2,842	2,747
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	31,445	30,460
Banco Santander SA
3.848% due 04/12/2023	2,000	1,990
5.039% (US0003M + 1.120%) due 04/12/2023 ~	600	600
5.782% (US0003M + 1.090%) due 02/23/2023 ~	8,130	8,136
Bank of America Corp.
3.864% due 07/23/2024 •	1,755	1,740
4.684% due 10/24/2024 •	400	396
Bank of Nova Scotia
2.375% due 01/18/2023	2,489	2,487
5.245% (SOFRINDX + 0.960%) due 03/11/2024 ~	19,750	19,722
BNP Paribas SA 3.800% due 01/10/2024	31,683	31,144
BPCE SA 4.000% due 09/12/2023	2,975	2,942
CK Hutchison International Ltd.
2.750% due 03/29/2023	9,405	9,355
3.250% due 04/11/2024	1,622	1,585
CNH Industrial Capital LLC
1.950% due 07/02/2023	4,131	4,061
4.200% due 01/15/2024	6,557	6,466
Credit Suisse AG 4.495% (SOFRINDX + 0.380%) due 08/09/2023 ~	37,000	36,105
Danske Bank AS 5.795% (US0003M + 1.060%) due 09/12/2023 ~	34,300	34,307
Deutsche Bank AG
0.962% due 11/08/2023	2,058	1,981
3.950% due 02/27/2023	6,700	6,677
4.603% due 11/08/2023 •	8,500	8,445
Discover Bank 4.200% due 08/08/2023	3,000	2,981
First Abu Dhabi Bank PJSC 5.400% (US0003M + 0.850%) due 08/08/2023 ~	7,500	7,498
First American Financial Corp. 4.300% due 02/01/2023	4,350	4,346
Five Corners Funding Trust 4.419% due 11/15/2023	5,075	5,033
GA Global Funding Trust 1.000% due 04/08/2024	15,400	14,434
General Motors Financial Co., Inc.
1.700% due 08/18/2023	5,415	5,292
3.250% due 01/05/2023	12,000	11,999
3.700% due 05/09/2023	3,248	3,232
4.150% due 06/19/2023	3,500	3,482
5.100% due 01/17/2024	6,145	6,123
5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~	8,000	7,979
Goldman Sachs Group, Inc.
5.442% (US0003M + 0.750%) due 02/23/2023 ~	34,286	34,304
5.702% (SOFRRATE + 1.390%) due 03/15/2024 ~	700	700
Hana Bank
5.127% (US0003M + 0.800%) due 07/26/2023 ~	4,000	4,005
5.533% (US0003M + 0.800%) due 03/13/2023 ~	9,680	9,687
HSBC Holdings PLC 3.600% due 05/25/2023	6,419	6,380
Hyundai Capital Services, Inc. 3.750% due 03/05/2023	10,000	9,969

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

ING Groep NV
4.100% due 10/02/2023	30,200	29,964
5.754% (US0003M + 1.000%) due 10/02/2023 ~	500	501
International Bank for Reconstruction & Development 0.650% due 02/10/2026	50,000	44,751
Jackson Financial, Inc. 1.125% due 11/22/2023	19,186	18,480
JPMorgan Chase & Co. 4.898% (SOFRRATE + 0.580%) due 03/16/2024 ~	8,000	7,977
Kookmin Bank
2.875% due 03/25/2023	300	299
5.534% (US0003M + 0.780%) due 04/03/2023 ~	8,400	8,410
Metropolitan Life Global Funding 1.950% due 01/13/2023	5,000	4,996
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023	5,000	4,944
Mitsubishi UFJ Financial Group, Inc.
5.187% (US0003M + 0.860%) due 07/26/2023 ~	2,200	2,204
5.519% (US0003M + 0.740%) due 03/02/2023 ~	27,400	27,411
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023	18,180	18,159
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •	500	488
4.899% (US0003M + 0.990%) due 07/10/2024 ~	30,700	30,632
National Bank of Canada 2.100% due 02/01/2023	25,300	25,246
Nationwide Building Society
0.550% due 01/22/2024	3,752	3,567
2.000% due 01/27/2023	10,000	9,980
3.766% due 03/08/2024 •	2,704	2,689
New York Life Global Funding 4.681% (SOFRINDX + 0.430%) due 06/06/2024 ~	22,000	21,890
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023	2,800	2,749
NTT Finance Corp. 0.373% due 03/03/2023	29,700	29,534
ORIX Corp. 4.050% due 01/16/2024	29,278	28,871
Pacific Life Global Funding 5.051% due 12/06/2024	9,000	8,996
Reliance Standard Life Global Funding 2.150% due 01/21/2023	1,325	1,323
Santander U.K. Group Holdings PLC 3.373% due 01/05/2024 •	200	200
Societe Generale SA 4.250% due 09/14/2023	5,000	4,957
Sumitomo Mitsui Financial Group, Inc.
4.819% (US0003M + 0.740%) due 01/17/2023 ~	1,896	1,896
5.087% (US0003M + 0.860%) due 07/19/2023 ~	1,000	1,001
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	33,545	32,548
Toronto-Dominion Bank 5.183% (SOFRRATE + 0.910%) due 03/08/2024 ~	10,000	9,986
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •	15,700	15,726
UBS AG 4.555% (SOFRRATE + 0.320%) due 06/01/2023 ~	11,000	10,987
Woori Bank 5.310% (US0003M + 0.870%) due 02/01/2023 ~	1,500	1,500

		788,669

INDUSTRIALS 17.6%
7-Eleven, Inc. 0.625% due 02/10/2023	34,040	33,868
Altria Group, Inc. 2.950% due 05/02/2023	3,000	2,978
Ausgrid Finance Pty. Ltd. 3.850% due 05/01/2023	11,650	11,592
Baxter International, Inc. 4.495% (SOFRINDX + 0.260%) due 12/01/2023 ~	5,443	5,402
Bayer U.S. Finance LLC
3.875% due 12/15/2023	10,043	9,901
5.779% (US0003M + 1.010%) due 12/15/2023 ~	15,937	15,905
BMW U.S. Capital LLC 3.450% due 04/12/2023	1,500	1,494
Boeing Co. 1.167% due 02/04/2023	36,871	36,731
Broadcom Corp. 2.650% due 01/15/2023	2,132	2,131
CenterPoint Energy Resources Corp. 5.279% (US0003M + 0.500%) due 03/02/2023 ~	8,700	8,696
Charter Communications Operating LLC 6.090% (US0003M + 1.650%) due 02/01/2024 ~	4,733	4,756
Cigna Corp.
0.613% due 03/15/2024	7,800	7,405

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

4.969% (US0003M + 0.890%) due 07/15/2023 ~	9,262	9,279
CNH Industrial NV 4.500% due 08/15/2023	16,242	16,143
Daimler Trucks Finance North America LLC 4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~	29,000	28,966
Dell International LLC 5.450% due 06/15/2023	16,066	16,078
Enbridge, Inc. 4.560% (SOFRRATE + 0.400%) due 02/17/2023 ~	3,400	3,399
Energy Transfer LP 4.250% due 03/15/2023	700	698
Georgia-Pacific LLC 3.734% due 07/15/2023	4,200	4,162
GSK Consumer Healthcare Capital U.S. LLC 5.213% (SOFRRATE + 0.890%) due 03/24/2024 ~	4,500	4,485
Hyundai Capital America
0.800% due 01/08/2024	4,000	3,807
1.250% due 09/18/2023	3,000	2,908
2.375% due 02/10/2023	9,040	9,020
4.125% due 06/08/2023	5,000	4,971
5.750% due 04/06/2023	200	200
Illumina, Inc. 0.550% due 03/23/2023	5,000	4,949
Kansas City Southern 3.000% due 05/15/2023	10,000	9,913
Kia Corp. 3.000% due 04/25/2023	2,006	1,992
Kinder Morgan, Inc. 5.359% (US0003M + 1.280%) due 01/15/2023 ~	2,679	2,679
Leidos, Inc. 2.950% due 05/15/2023	28,322	28,098
Martin Marietta Materials, Inc. 0.650% due 07/15/2023	7,100	6,918
Marvell Technology, Inc. 4.200% due 06/22/2023	11,601	11,536
Microchip Technology, Inc. 4.333% due 06/01/2023	5,072	5,051
Oracle Corp. 2.625% due 02/15/2023	34,459	34,353
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	1,024	1,019
4.125% due 08/01/2023	400	398
Pioneer Natural Resources Co. 0.550% due 05/15/2023	12,587	12,382
RELX Capital, Inc. 3.500% due 03/16/2023	4,700	4,681
SK Broadband Co. Ltd. 3.875% due 08/13/2023	2,500	2,480
SK Telecom Co. Ltd. 3.750% due 04/16/2023	3,690	3,676
Southern Co. 4.490% (SOFRINDX + 0.370%) due 05/10/2023 ~	600	598
Stellantis NV 5.250% due 04/15/2023	38,729	38,764
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	15,546	15,504
Thermo Fisher Scientific, Inc. 4.160% (SOFRINDX + 0.350%) due 04/18/2023 ~	29,700	29,635
Time Warner Cable Enterprises LLC 8.375% due 03/15/2023	7,494	7,541
VMware, Inc. 0.600% due 08/15/2023	34,094	33,212
Volkswagen Group of America Finance LLC
4.250% due 11/13/2023	1,400	1,387
5.206% (SOFRRATE + 0.950%) due 06/07/2024 ~	31,700	31,553
Warnermedia Holdings, Inc. 3.528% due 03/15/2024	11,700	11,344
Zoetis, Inc. 3.250% due 02/01/2023	400	399

		545,037

UTILITIES 6.1%
AT&T, Inc.
4.963% (SOFRINDX + 0.640%) due 03/25/2024 ~	13,375	13,315
5.540% (US0003M + 0.890%) due 02/15/2023 ~	5,372	5,373
5.915% (US0003M + 1.180%) due 06/12/2024 ~	4,584	4,618
Atmos Energy Corp. 5.103% (US0003M + 0.380%) due 03/09/2023 ~	38,400	38,378
British Telecommunications PLC 4.500% due 12/04/2023	7,006	6,948
Dominion Energy, Inc. 5.299% (US0003M + 0.530%) due 09/15/2023 ~	33,475	33,414
Duke Energy Corp. 4.534% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,000	12,965

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

Edison International 2.950% due 03/15/2023	3,170	3,158
Mississippi Power Co. 4.623% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	4,902
NextEra Energy Capital Holdings, Inc. 4.465% (SOFRINDX + 0.400%) due 11/03/2023 ~	37,000	36,853
Oklahoma Gas & Electric Co. 0.553% due 05/26/2023	4,500	4,420
Southern California Edison Co. 4.963% (SOFRINDX + 0.640%) due 04/03/2023 ~	16,000	15,977
Virginia Electric & Power Co. 2.750% due 03/15/2023	9,025	8,989

		189,310

Total Corporate Bonds & Notes (Cost $1,536,223)		1,523,016

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 1.3%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050	40,000	39,923

Total Municipal Bonds & Notes (Cost $39,591)		39,923

U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
0.875% due 12/18/2026	22,000	19,127
3.145% due 08/25/2050 •	2,882	2,701
3.315% due 09/25/2049 •	5,803	5,596
3.432% due 12/25/2044 •	12,597	12,636
3.462% due 05/01/2038 •	2,921	2,967
3.482% due 11/25/2044 •	2,253	2,237
3.499% due 05/25/2050 •	6,612	6,650
3.561% due 09/25/2055 •	2,202	2,134
4.689% due 04/25/2036 - 06/25/2042 •	1,086	1,059
4.739% due 07/25/2036 - 06/25/2043 •	177	173
4.789% due 02/25/2042 ~	333	327
4.839% due 08/25/2049 •	319	309
4.889% due 02/25/2042 •	243	238
4.909% due 03/25/2042 ~	56	55
4.929% due 07/25/2037 ~	49	48
4.939% due 10/25/2041 ~	74	72
Federal Home Loan Bank
0.750% due 02/24/2026	58,700	52,113
0.960% due 03/05/2026	60,400	53,938
1.110% due 07/27/2026	6,667	5,917
Freddie Mac
0.800% due 10/28/2026 (c)	27,000	23,540
1.000% due 09/15/2044 - 11/25/2050	26,450	21,960
3.226% due 05/15/2038 •	667	658
3.248% due 06/15/2040 ~	1,378	1,337
3.286% due 05/15/2041 ~	714	693
3.560% due 10/15/2037 ~	7,236	7,256
4.618% due 04/15/2037 •	231	226
4.648% due 07/15/2037 •	250	245
4.718% due 03/15/2040 - 11/15/2043 •	392	385
4.768% due 06/15/2049 •	2,523	2,448
4.818% due 08/15/2041 ~	9	9
4.838% due 12/15/2041 •	271	266
4.868% due 09/15/2037 ~	398	393
4.868% due 11/15/2041 •	61	60
4.898% due 07/15/2037 •	405	399
4.918% due 11/15/2037 •	55	55
5.268% due 01/15/2032 •	162	163
5.318% due 01/15/2039 ~	32	32
5.400% due 12/23/2024	25,000	24,998
5.620% due 05/15/2033 •	110	111
Ginnie Mae
2.609% due 07/20/2043 •	416	403
3.000% due 06/20/2051 ~	37,530	32,275
4.042% due 06/20/2066 ~	24	24
4.106% due 09/20/2066 ~	3,134	3,183
4.242% due 01/20/2068 •	110	109
4.312% due 08/20/2065 ~	632	626
4.342% due 12/20/2060 •	163	162
4.342% due 07/20/2064 ~	34	33
4.412% due 04/20/2062 •	290	288
4.508% due 09/20/2067 •	918	914
4.522% due 08/20/2061 ~	26	26
4.542% due 10/20/2065 •	10	10
4.592% due 08/20/2067 •	901	893
4.612% due 02/20/2066 ~	9	9
4.663% due 04/20/2037 ~	590	579
4.803% due 06/20/2049 •	4,802	4,686
4.813% due 05/20/2049 ~	1,585	1,540

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

5.026% due 01/16/2040 ~	743	738
5.093% due 02/20/2040 •	581	579
5.103% due 03/20/2040 ~	1,776	1,770
5.123% due 04/20/2040 •	1,321	1,318
5.153% due 03/20/2040 ~	1,389	1,387
5.238% due 06/20/2071 •	8,428	8,648

Total U.S. Government Agencies (Cost $345,294)		313,731

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
3.500% due 09/15/2025	42,800	41,951

Total U.S. Treasury Obligations (Cost $42,509)		41,951

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
280 Park Avenue Mortgage Trust 5.117% due 09/15/2034 •	890	868
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	4,353	3,440
BAMLL Commercial Mortgage Securities Trust 5.168% due 09/15/2034 •	1,000	982
Barclays Commercial Mortgage Securities Trust 5.318% due 07/15/2037 •	3,100	3,017
Brass PLC 5.344% due 11/16/2066 ~•	628	628
BX Commercial Mortgage Trust 5.048% due 10/15/2036 •	14,155	13,622
BX Trust 5.405% due 10/15/2036 ~•	5,000	4,898
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	13,882	11,339
Commercial Mortgage Trust
3.421% due 07/10/2048	3,607	3,512
3.611% due 08/10/2049 ~	1,000	946
4.266% due 07/10/2045 ~	4,988	4,958
5.218% due 06/15/2034 •	7,700	7,337
CRSNT Commercial Mortgage Trust 5.140% due 04/15/2036 ~•	15,000	14,126
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	4,029	3,941
3.718% due 08/15/2048	9,396	8,951
GS Mortgage-Backed Securities Trust 4.371% due 01/25/2052 •	805	736
Hilton USA Trust 2.828% due 11/05/2035	10,000	9,512
JP Morgan Chase Commercial Mortgage Securities Trust 5.433% due 11/15/2038 •	12,400	11,905
JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	1,245	1,203
3.659% due 11/15/2045	416	414
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	1,030	1,011
MFA Trust 1.381% due 04/25/2065 ~	3,924	3,537
Natixis Commercial Mortgage Securities Trust 3.790% due 11/15/2032 ~	4,000	3,783
OBX Trust
1.957% due 10/25/2061 ~	12,535	10,031
2.305% due 11/25/2061 ~	11,782	10,151
2.783% due 01/25/2062 þ	13,155	11,852
RESIMAC Premier 4.974% due 07/10/2052 •	2,093	2,077
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	6,031	5,411
3.750% due 05/25/2058 ~	12,853	12,173
5.389% due 05/25/2058 ~	1,032	1,024
Wells Fargo-RBS Commercial Mortgage Trust 3.337% due 06/15/2046	20,400	20,175

Total Non-Agency Mortgage-Backed Securities (Cost $205,899)		187,560

ASSET-BACKED SECURITIES 15.4%
ACAS CLO Ltd. 5.084% due 10/18/2028 •	6,467	6,386
American Money Management Corp. CLO Ltd.
4.991% due 04/14/2029 •	2,396	2,382
5.378% due 07/25/2029 •	367	364
5.542% due 11/10/2030 •	3,000	2,957
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~	7,076	6,962
Apidos CLO
5.009% due 07/17/2030 ~•	5,200	5,144
5.094% due 07/18/2029 •	10,000	9,882

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

AREIT Trust 5.419% due 11/17/2038 ~•	3,567	3,415
Ares CLO Ltd. 4.949% due 01/15/2029 ~•	889	877
BHG Securitization Trust 0.900% due 10/17/2034	3,754	3,536
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~•	13,000	12,973
Capital One Multi-Asset Execution Trust 4.898% due 07/15/2027 ~•	16,500	16,480
Carlyle Global Market Strategies CLO Ltd. 5.600% due 08/14/2030 ~•	22,740	22,494
Carmax Auto Owner Trust 4.707% due 12/15/2025 •	18,290	18,363
Catamaran CLO Ltd. 5.425% due 04/22/2030 •	16,515	16,280
Chesapeake Funding LLC
0.870% due 08/15/2032	2,881	2,841
4.968% due 08/15/2032 •	3,602	3,599
CIFC Funding Ltd. 5.275% due 10/24/2030 ~•	500	495
Citibank Credit Card Issuance Trust
4.827% due 08/07/2027 •	16,500	16,500
4.981% due 04/22/2026 ~•	26,500	26,518
Crestline Denali CLO Ltd. 5.273% due 04/20/2030 •	13,548	13,378
Discover Card Execution Note Trust 4.918% due 12/15/2026 ~	16,500	16,508
Enterprise Fleet Financing LLC 2.060% due 05/20/2025	110	110
Flagship Credit Auto Trust 0.700% due 04/15/2025	37	37
Foursight Capital Automobile Receivables Trust 0.400% due 04/15/2025	482	481
FREED ABS Trust 0.940% due 03/19/2029	1,827	1,822
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024	9,433	9,326
GoldenTree Loan Opportunities Ltd. 5.525% due 10/29/2029 ~	6,221	6,171
KKR CLO Ltd. 5.029% due 07/15/2030 •	25,061	24,606
LCM LP 5.097% due 07/19/2027 ~	3,728	3,687
LCM Ltd. 5.323% due 04/20/2031 ~	2,000	1,955
Madison Park Funding Ltd. 4.829% due 04/15/2029 ~	3,349	3,315
Marathon Static CLO Ltd. 5.070% due 07/20/2030 •	1,600	1,589
Master Credit Card Trust 4.844% due 07/21/2024 •	5,125	5,125
Mercedes-Benz Auto Receivables Trust 5.260% due 10/15/2025	12,000	12,022
MFA Trust 2.363% due 03/25/2060 þ	6,532	6,161
MMAF Equipment Finance LLC
2.770% due 02/13/2025	13,300	13,059
4.924% due 12/01/2023	6,377	6,377
Navient Private Education Loan Trust 5.518% due 12/15/2028 ~	1,611	1,611
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	7,490	6,727
1.580% due 04/15/2070	9,924	8,415
1.690% due 05/15/2069	2,609	2,347
2.230% due 07/15/2070	1,421	1,235
3.130% due 02/15/2068	1,066	1,007
Navient Student Loan Trust 4.739% due 03/25/2067 •	273	273
Nelnet Student Loan Trust 1.420% due 04/20/2062	2,678	2,382
OSD CLO Ltd. 4.949% due 04/17/2031 ~	15,890	15,633
Palmer Square Loan Funding Ltd. 5.043% due 07/20/2029 ~	17,533	17,331
Pawnee Equipment Receivables LLC 1.100% due 07/15/2027	12,452	11,950
PHEAA Student Loan Trust 5.339% due 11/25/2065 •	2,931	2,909
Race Point CLO Ltd. 5.019% due 10/15/2030 •	3,100	3,053
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026	3,504	3,493
Saranac CLO Ltd. 5.873% due 08/13/2031 ~	1,400	1,357

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

SLM Private Credit Student Loan Trust
5.079% due 12/15/2038 •	1,869	1,782
5.099% due 03/15/2024 ~	205	204
SLM Student Loan Trust 4.498% due 10/25/2028 •	774	770
Sound Point CLO Ltd.
5.225% due 01/23/2029 ~	20,453	20,199
5.315% due 01/23/2029 •	2,287	2,275
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •	800	782
TCW CLO Ltd. 5.328% due 04/25/2031 ~	2,000	1,970
Tesla Auto Lease Trust 0.360% due 09/22/2025	674	658
Towd Point HE Trust 0.918% due 02/25/2063 ~	3,471	3,261
Trinitas CLO Ltd. 5.388% due 10/25/2028 ~	511	508
Venture CLO Ltd.
4.959% due 04/15/2027 ~	4,579	4,572
5.233% due 07/20/2030 •	2,900	2,840
5.596% due 09/07/2030 •	15,000	14,727
Vibrant CLO Ltd. 5.696% due 06/20/2029 •	2,540	2,506
Wellfleet CLO Ltd. 5.133% due 04/20/2029 •	12,982	12,826
World Omni Auto Receivables Trust
3.730% due 03/16/2026	13,100	12,937
4.657% due 03/16/2026 •	11,600	11,630

Total Asset-Backed Securities (Cost $486,388)		478,347

SOVEREIGN ISSUES 0.5%
Korea Development Bank
5.024% (US0003M + 0.350%) due 02/18/2023 ~	4,800	4,800
5.529% (US0003M + 1.450%) due 04/16/2023 ~	3,000	3,010
Korea National Oil Corp. 4.954% (US0003M + 0.875%) due 07/16/2023 ~	6,400	6,410

Total Sovereign Issues (Cost $14,229)		14,220

SHORT-TERM INSTRUMENTS 15.4%
COMMERCIAL PAPER 12.4%
American Electric Power Co., Inc. 4.800% due 01/04/2023	31,600	31,580
AT&T, Inc. 4.650% due 01/03/2023	9,850	9,845
Bacardi Martini BV 5.170% due 01/11/2023	21,700	21,667
Baxter International, Inc. 4.730% due 01/23/2023	11,900	11,863
Consolidated Edison Co. of New York, Inc.
4.800% due 01/17/2023	7,200	7,183
4.800% due 01/18/2023	7,800	7,781
4.800% due 01/19/2023	8,000	7,979
4.800% due 01/20/2023	8,000	7,978
Constellation Brands, Inc.
5.000% due 01/09/2023	5,800	5,792
5.000% due 01/10/2023	5,800	5,791
Crown Castle, Inc. 5.100% due 01/09/2023	33,000	32,955
Duke Energy Corp. 4.620% due 01/11/2023	10,200	10,185
Electricite de France SA 5.000% due 01/20/2023	4,000	3,989
Enbridge (US), Inc. 4.700% due 01/04/2023	1,000	999
Enel Finance America LLC 6.000% due 01/12/2023	16,900	16,871
Energy Transfer LP 5.080% due 01/05/2023	15,600	15,587
Fiserv, Inc.
4.780% due 01/23/2023	15,350	15,302
4.820% due 02/01/2023	12,250	12,197
Hitachi America Capital Ltd. 4.700% due 01/04/2023	15,100	15,091
Medtronic Global Holdings SCA 4.750% due 01/27/2023	29,100	29,000
Mondelez International, Inc. 4.530% due 01/04/2023	1,850	1,849
National Grid North America, Inc. 4.810% due 01/24/2023	15,900	15,849
Penske Truck Leasing Co. LP 4.700% due 01/11/2023	3,750	3,744

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

Quanta Services, Inc.
5.100% due 01/09/2023	5,100	5,093
5.100% due 01/11/2023	5,100	5,092
5.100% due 01/13/2023	5,200	5,190
Targa Resources Corp. 5.250% due 01/13/2023	15,000	14,975
Thomson Reuters Corp. 4.770% due 01/25/2023	30,900	30,800
Toronto-Dominion Bank 3.640% due 04/21/2023	2,500	2,502
Walgreens Boots Alliance, Inc. 4.950% due 01/18/2023	30,900	30,823

		385,552

REPURCHASE AGREEMENTS (a) 3.0%		92,979

Total Short-Term Instruments (Cost $478,692)		478,531

Total Investments in Securities (Cost $3,148,825)		3,077,279

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	6,858	67

Total Short-Term Instruments (Cost $67)		67

Total Investments in Affiliates (Cost $67)		67

Total Investments 99.4% (Cost $3,148,892)		$3,077,346
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $(608))		365
Other Assets and Liabilities, net 0.6%		19,281

Net Assets 100.0%		$3,096,992

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$10,179	U.S. Treasury Bills 0.000% due 06/29/2023	$(10,382)	$10,179	$10,180
NOM	4.320	12/30/2022	01/03/2023	82,800	U.S. Treasury Bonds 2.875% due 05/15/2043	(84,452)	82,800	82,840

Total Repurchase Agreements	$(94,834)	$92,979	$93,020

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(55,965) at a weighted average interest rate of 0.406%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	2,469	$586,634	$(119)	$0	$(216)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1,120	$(269,444)	$629	$28	$0
U.S. Treasury 2-Year Note March Futures	03/2023	2,013	(412,822)	258	315	0
U.S. Treasury 5-Year Note March Futures	03/2023	2,633	(284,179)	520	226	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	13	(1,746)	32	7	0
U.S. Ultra Treasury Note March Futures	03/2023	135	(15,968)	24	8	0

$1,463	$584	$0

Total Futures Contracts	$1,344	$584	$(216)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$85,200	$(608)	$(104)	$(712)	$0	$(3)

Total Swap Agreements	$(608)	$(104)	$(712)	$0	$(3)

(c)

Securities with an aggregate market value of $2,517 and cash of $10,548 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2022 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$788,669	$0	$788,669
Industrials	0	545,037	0	545,037
Utilities	0	189,310	0	189,310
Municipal Bonds & Notes
California	0	39,923	0	39,923
U.S. Government Agencies	0	313,731	0	313,731
U.S. Treasury Obligations	0	41,951	0	41,951
Non-Agency Mortgage-Backed Securities	0	187,560	0	187,560
Asset-Backed Securities	0	478,347	0	478,347
Sovereign Issues	0	14,220	0	14,220
Short-Term Instruments
Commercial Paper	0	385,552	0	385,552
Repurchase Agreements	0	92,979	0	92,979

	$0	$3,077,279	$0	$3,077,279
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67	$0	$0	$67

Total Investments	$67	$3,077,279	$0	$3,077,346

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$584	$0	$584

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(219)	$0	$(219)

Total Financial Derivative Instruments	$0	$365	$0	$365

Totals	$67	$3,077,644	$0	$3,077,711

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤
MUNICIPAL BONDS & NOTES 94.6%
ALABAMA 1.7%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.010% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,901
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,000	969
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,875	4,624
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	481

		7,975

ARIZONA 2.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 3.910% (MUNIPSA) due 01/01/2046 ~	1,125	1,087
Arizona Industrial Development Authority Revenue Notes, Series 2021 1.500% due 07/01/2023	450	442
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,481
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	825
Phoenix, Arizona General Obligation Refunding Bonds, Series 2022 5.000% due 07/01/2026	1,360	1,466
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,650	1,551
Town of Gilbert, Arizona General Obligation Bonds, Series 2022 5.000% due 07/15/2029	1,600	1,828

		9,680

CALIFORNIA 12.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.070% (MUNIPSA) due 04/01/2056 ~	1,000	970
4.110% (MUNIPSA) due 04/01/2056 ~	2,500	2,463
California County Tobacco Securitization Agency Revenue Notes, Series 2020 4.000% due 06/01/2023	400	401
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.010% (MUNIPSA) due 08/01/2047 ~	5,500	5,424
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.360% (MUNIPSA) due 12/01/2050 ~	2,000	1,930
California Public Finance Authority Revenue Bonds, Series 2017 2.200% due 08/01/2052	5,865	5,865
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,250	1,390
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	3,700	4,035
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	985
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	3,300	3,490
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.988% due 06/01/2024	2,000	1,892
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.337% due 06/01/2023	1,500	1,478
1.850% due 06/01/2031	475	468
2.587% due 06/01/2029	5,875	4,925
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	4,775	4,800
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	1,000	999
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2032	5,000	5,039
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.740% (US0003M + 0.550%) due 06/01/2034 ~	2,250	2,131
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	2,970	3,146
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,284
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,401

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2023	625	628
University of California Revenue Bonds, Series 2013 5.000% due 05/15/2048	3,000	3,023

		59,167

COLORADO 1.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.210% (MUNIPSA) due 05/15/2061 ~	4,000	3,955
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	630	585
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2026	550	569
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	3,465	3,387

		8,496

CONNECTICUT 3.0%
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2024	1,000	1,029
5.000% due 05/01/2025	500	527
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,189
Connecticut State General Obligation Bonds, Series 2013 4.610% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,980	1,999
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,681
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	4,790	4,798
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	506

		13,729

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	1,250	1,184

FLORIDA 2.7%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,275
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	748
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	529
5.000% due 10/01/2026	900	969
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,068
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2023	2,765	2,806
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,037
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2025 (a)	125	110

		12,542

GEORGIA 3.3%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,483
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	3,000	2,900
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,499
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
3.590% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,090	1,084
4.000% due 04/01/2048	3,750	3,749
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,381
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	1,000	973
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	750	762
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2023	305	305
5.000% due 01/01/2024	100	102

		15,238

ILLINOIS 10.0%
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2033	2,000	2,116

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	2,000	2,110
Illinois Finance Authority Revenue Bonds, Series 2020
0.700% due 05/01/2040	2,800	2,747
3.650% due 08/15/2049	9,350	9,350
Illinois Finance Authority Revenue Bonds, Series 2021 4.360% (MUNIPSA) due 05/01/2042 ~	1,500	1,457
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	805
Illinois Finance Authority Revenue Notes, Series 2021
5.000% due 08/15/2025	1,485	1,560
5.000% due 08/15/2026	3,850	4,117
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	3,250	3,275
Illinois State General Obligation Bonds, Series 2022 5.000% due 03/01/2026	7,750	7,962
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,019
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	1,000	1,025
Illinois State Revenue Bonds, (BAM Insured), Series 2016 4.000% due 06/15/2027	1,250	1,275
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	1,795	1,807
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2026	750	799
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,375	1,354
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,007
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,400	1,516

		46,301

IOWA 0.4%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 5.563% due 08/15/2032	1,650	1,642

KANSAS 1.1%
Kansas Department of Transportation State Revenue Bonds, Series 2004 3.384% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,154

KENTUCKY 1.2%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,496
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.081% (SOFRRATE) due 08/01/2052 ~	3,000	2,829

		5,325

LOUISIANA 2.4%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 0.600% due 05/01/2043	3,000	2,964
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	1,888
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	3,325	3,222
2.375% due 06/01/2037	3,175	2,938

		11,012

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,035

MASSACHUSETTS 3.0%
Commonwealth of Massachusetts General Obligation Notes, Series 2022 5.000% due 10/01/2029	5,000	5,734
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 4.160% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,499
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.260% (MUNIPSA) due 07/01/2049 ~	2,500	2,465
Massachusetts Development Finance Agency Revenue Notes, Series 2018 5.000% due 07/01/2023	750	756
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,250

		13,704

MICHIGAN 2.4%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.108% (US0003M) due 07/01/2032 ~	2,500	2,446

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.410% (MUNIPSA) due 04/15/2047 ~	2,500	2,459
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	2,116	1,912
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,259

		11,076

MISSISSIPPI 0.4%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	1,990

NEBRASKA 1.3%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,100	1,154
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	4,700	4,635

		5,789

NEVADA 0.4%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	1,700	1,692

NEW JERSEY 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 5.260% (MUNIPSA) due 03/01/2028 ~	3,500	3,500
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	5,000	5,168
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	850	840
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	5,750	6,175
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	619

		16,302

NEW MEXICO 0.8%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,459

NEW YORK 14.2%
Albany City School District, New York General Obligation Notes, Series 2022 2.500% due 03/24/2023	5,000	4,988
Enlarged City New York School District of the City of Troy, Series 2022 4.000% due 06/08/2023	5,000	5,014
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2022 5.000% due 05/01/2025	810	853
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.110% (MUNIPSA) due 09/01/2038 ~	2,000	1,960
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.681% (SOFRRATE) due 11/01/2032 ~	2,000	1,933
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	3,000	3,002
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,734
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	1,500	1,485
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	675	737
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.400% due 06/15/2050	6,000	6,000
New York City, New York General Obligation Bonds, Series 2012 3.860% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2018 3.400% due 12/01/2047	4,000	4,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	3,000	2,771
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,336
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,620
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 02/15/2028	2,000	2,226
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2028	2,470	2,754
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	2,984
New York State Thruway Authority Revenue Notes, Series 2021 5.000% due 03/15/2026	4,000	4,292

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

New York State Urban Development Corp. Revenue Notes, Series 2021 5.000% due 03/15/2024	3,750	3,848
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	750	762
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, New York Revenue Notes, Series 2022 4.750% due 06/30/2023	5,000	5,034

		65,333

NORTH CAROLINA 1.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2050	1,180	1,304
State of North Carolina Build Revenue Bonds, Series 2022 5.000% due 05/01/2028	4,175	4,665

		5,969

OHIO 2.4%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2022 5.000% due 11/15/2031	1,250	1,419
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	1,000	959
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,363
5.000% due 11/15/2024	725	746
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.000% due 09/01/2030	2,900	2,892
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.375% due 02/01/2026	1,000	947
State of Ohio Cleveland Clinic Health System Obligated Group, Series 2021 5.000% due 01/01/2033	2,415	2,814

		11,140

OKLAHOMA 0.2%
University of Oklahoma Revenue Notes, (AGM Insured), Series 2021 5.000% due 07/01/2029	900	1,017

OREGON 0.1%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	469

PENNSYLVANIA 3.2%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.231% (SOFRRATE) due 01/01/2032 ~	4,495	4,363
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	1,100	1,149
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 3.924% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,500
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 4.260% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,300	3,300
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 4.000% due 12/01/2024	725	741
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 4.310% (MUNIPSA) due 09/01/2040 ~	3,500	3,497

		14,550

PUERTO RICO 1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,493
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (a)	772	721
0.000% due 07/01/2027 (a)	1,670	1,353

		6,567

SOUTH CAROLINA 0.9%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 3.620% (US0001M) due 10/01/2048 ~	2,000	1,989
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,364

		4,353

SOUTH DAKOTA 0.5%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.706% due 06/01/2023	2,500	2,460

TENNESSEE 2.2%
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021 5.000% due 07/01/2024	2,000	2,057

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,000	1,058
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	3,000	3,044
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	2,933
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,200	1,240

		10,332

TEXAS 5.1%
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Notes, Series 2021 5.000% due 03/01/2028	750	827
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 3.534% (US0001M) due 11/15/2046 ~	2,500	2,502
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	674
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	2,300	2,305
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,336
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	689
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	1,987
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,640	1,588
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,218
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,223
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,000	939
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,600	1,690
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
3.895% (US0003M) due 12/15/2026 ~	2,125	2,102
4.645% (US0003M) due 12/15/2026 ~	1,500	1,462
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	415	437
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2025	1,000	1,026
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,028
5.000% due 10/15/2024	500	520

		23,553

UTAH 0.4%
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2027	1,650	1,813

VIRGINIA 1.7%
Virginia College Building Authority Revenue Notes, Series 2021 0.770% due 09/01/2026	3,000	2,583
Virginia Small Business Financing Authority Revenue Bonds, Series 2014 5.250% due 10/01/2029	3,000	3,119
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,005

		7,707

WASHINGTON 3.8%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 3.860% (MUNIPSA) due 11/01/2045 ~	4,500	4,379
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 4.110% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,500
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2026	1,750	1,887
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.150% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,751
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,594
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 4.710% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,500
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,900	1,927

		17,538

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	749	673

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

WISCONSIN 2.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,517
Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2025	395	409
5.000% due 06/01/2026	550	578
Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2025	290	286
4.000% due 10/01/2027	195	190
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 3.840% (MUNIPSA) due 08/15/2054 ~	2,500	2,417
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	753
Wisconsin State General Obligation Notes, Series 2022 4.080% (MUNIPSA) due 05/01/2025 ~	3,310	3,268

		10,418

Total Municipal Bonds & Notes (Cost $443,270)		436,384

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		2,746

Total Short-Term Instruments (Cost $2,746)		2,746

Total Investments in Securities (Cost $446,016)		439,130

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	1,874,045	18,208

Total Short-Term Instruments (Cost $18,207)		18,208

Total Investments in Affiliates (Cost $18,207)		18,208

Total Investments 99.1% (Cost $464,223)		$457,338
Other Assets and Liabilities, net 0.9%		3,962

Net Assets 100.0%		$461,300

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(b)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$2,746	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028		$(2,801)	$2,746	$2,746

Total Repurchase Agreements							$(2,801)	$2,746	$2,746

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$7,975	$0	$7,975
	Arizona				0	9,680	0	9,680
	California				0	59,167	0	59,167
	Colorado				0	8,496	0	8,496
	Connecticut				0	13,729	0	13,729
	Delaware				0	1,184	0	1,184
	Florida				0	12,542	0	12,542
	Georgia				0	15,238	0	15,238
	Illinois				0	46,301	0	46,301
	Iowa				0	1,642	0	1,642
	Kansas				0	5,154	0	5,154
	Kentucky				0	5,325	0	5,325
	Louisiana				0	11,012	0	11,012
	Maryland				0	1,035	0	1,035
	Massachusetts				0	13,704	0	13,704
	Michigan				0	11,076	0	11,076
	Mississippi				0	1,990	0	1,990
	Nebraska				0	5,789	0	5,789
	Nevada				0	1,692	0	1,692
	New Jersey				0	16,302	0	16,302
	New Mexico				0	3,459	0	3,459
	New York				0	65,333	0	65,333
	North Carolina				0	5,969	0	5,969
	Ohio				0	11,140	0	11,140
	Oklahoma				0	1,017	0	1,017
	Oregon				0	469	0	469
	Pennsylvania				0	14,550	0	14,550
	Puerto Rico				0	6,567	0	6,567
	South Carolina				0	4,353	0	4,353
	South Dakota				0	2,460	0	2,460
	Tennessee				0	10,332	0	10,332
	Texas				0	23,553	0	23,553
	Utah				0	1,813	0	1,813
	Virginia				0	7,707	0	7,707
	Washington				0	17,538	0	17,538
	West Virginia				0	673	0	673
	Wisconsin				0	10,418	0	10,418
Short-Term Instruments
	Repurchase Agreements				0	2,746	0	2,746

					$0	$439,130	$0	$439,130
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$18,208	$0	$0	$18,208

Total Investments					$18,208	$439,130	$0	$457,338

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2022 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Short-Term Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Delos Finance SARL 6.480% (LIBOR03M + 1.750%) due 10/06/2023 ~		$420	$420
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		16,500	16,438
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		8,898	7,610

Total Loan Participations and Assignments (Cost $25,616)			24,468

CORPORATE BONDS & NOTES 54.8%
BANKING & FINANCE 34.0%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		110,509	106,365
1.650% due 10/29/2024		27,800	25,661
4.500% due 09/15/2023		18,923	18,804
5.003% (SOFRRATE + 0.680%) due 09/29/2023 ~		2,200	2,160
Air Lease Corp.
2.250% due 01/15/2023		14,250	14,237
2.750% due 01/15/2023		12,800	12,785
4.250% due 02/01/2024		1,800	1,770
Aircastle Ltd.
4.400% due 09/25/2023		13,400	13,270
5.000% due 04/01/2023		36,420	36,365
Ally Financial, Inc. 3.050% due 06/05/2023		33,794	33,417
American Tower Corp.
3.000% due 06/15/2023		2,567	2,540
3.500% due 01/31/2023		13,415	13,399
5.000% due 02/15/2024		6,564	6,543
Ameriprise Financial, Inc. 4.000% due 10/15/2023		3,500	3,477
Aozora Bank Ltd. 1.050% due 09/09/2024		15,825	14,685
Aroundtown SA 4.500% due 05/14/2025	AUD	7,330	4,710
Athene Global Funding
1.200% due 10/13/2023		$2,262	2,187
4.556% (US0003M + 0.730%) due 01/08/2024 ~		14,450	14,329
Aviation Capital Group LLC 3.875% due 05/01/2023		11,583	11,490
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	22,929
5.125% due 10/01/2023		15,794	15,621
5.500% due 01/15/2023		14,400	14,363
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		41,719	40,413
Banco Santander Chile 2.700% due 01/10/2025		5,200	4,942
Banco Santander SA 4.612% due 01/19/2023 •	AUD	2,800	1,907
Bangkok Bank PCL 5.000% due 10/03/2023		$1,500	1,498
Bank of America Corp.
1.486% due 05/19/2024 •		2,858	2,814
3.550% due 03/05/2024 •		4,000	3,985
4.684% due 10/24/2024 •		25,300	25,074
5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		54,500	54,075
Barclays PLC
3.250% due 06/26/2024	AUD	2,000	1,312
3.650% due 03/16/2025		$800	769
4.338% due 05/16/2024 •		10,900	10,826
5.396% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	23,750	16,274
6.024% (US0003M + 1.380%) due 05/16/2024 ~		$108,865	108,870
BGC Partners, Inc. 5.375% due 07/24/2023		28,323	28,195
BNP Paribas SA
3.375% due 01/09/2025		40,808	39,302
3.800% due 01/10/2024		44,036	43,286
4.705% due 01/10/2025 •		42,321	41,915
4.860% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	9,000	6,143

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

BOC Aviation Ltd. 5.849% (US0003M + 1.125%) due 09/26/2023 ~		$15,710	15,691
Cantor Fitzgerald LP 4.875% due 05/01/2024		39,544	38,819
Citigroup, Inc.
1.678% due 05/15/2024 •		3,465	3,416
4.775% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	14,634	10,016
5.750% (US0003M + 1.100%) due 05/17/2024 ~		$56,078	56,170
5.784% (US0003M + 1.023%) due 06/01/2024 ~		23,640	23,676
5.850% (SOFRRATE + 1.528%) due 03/17/2026 ~(e)		29,425	29,510
CK Hutchison International Ltd. 3.250% due 04/11/2024		2,000	1,954
CNH Industrial Capital LLC 1.950% due 07/02/2023		30,859	30,339
CNO Global Funding 1.650% due 01/06/2025		11,800	10,941
Cooperatieve Rabobank UA 3.312% (BBSW3M + 0.350%) due 04/19/2024 ~	AUD	3,500	2,373
Credit Agricole SA 5.803% (US0003M + 1.050%) due 03/22/2024 ~		$41,800	41,910
Credit Suisse AG
4.260% (BBSW3M + 1.150%) due 05/26/2023 ~	AUD	22,800	15,411
4.441% (SOFRRATE + 0.390%) due 02/02/2024 ~		$1,100	1,053
Credit Suisse Group AG
2.193% due 06/05/2026 •		8,700	7,438
3.800% due 06/09/2023		33,378	32,507
4.207% due 06/12/2024 •		14,735	14,369
4.372% (BBSW3M + 1.250%) due 03/08/2024 ~	AUD	12,660	8,491
5.975% (US0003M + 1.240%) due 06/12/2024 ~		$25,720	24,362
Danske Bank AS
0.976% due 09/10/2025 •		5,000	4,568
1.226% due 06/22/2024		4,079	3,810
5.375% due 01/12/2024		43,358	43,016
5.795% (US0003M + 1.060%) due 09/12/2023 ~		36,789	36,797
Deutsche Bank AG
0.898% due 05/28/2024 (e)		18,555	17,360
0.962% due 11/08/2023		25,502	24,545
2.222% due 09/18/2024 •		15,752	15,218
3.700% due 05/30/2024		5,100	4,959
3.950% due 02/27/2023		65,488	65,266
4.486% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	6,600	4,492
4.603% due 11/08/2023 •		$14,400	14,307
5.966% (US0003M + 1.230%) due 02/27/2023 ~		33,019	33,028
DNB Bank ASA 2.968% due 03/28/2025 •		5,330	5,144
First Abu Dhabi Bank PJSC
4.145% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	17,200	11,625
5.400% (US0003M + 0.850%) due 08/08/2023 ~		$4,200	4,199
First American Financial Corp. 4.300% due 02/01/2023		9,768	9,758
Five Corners Funding Trust 4.419% due 11/15/2023		3,950	3,917
Ford Motor Credit Co. LLC 3.370% due 11/17/2023		17,230	16,830
FS KKR Capital Corp. 1.650% due 10/12/2024		10,000	9,033
GA Global Funding Trust
0.800% due 09/13/2024		2,800	2,560
1.000% due 04/08/2024		625	586
1.250% due 12/08/2023		30,085	28,877
1.625% due 01/15/2026		15,210	13,522
4.790% (SOFRRATE + 0.500%) due 09/13/2024 ~		10,875	10,567
5.085% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,120	6,964
General Motors Financial Co., Inc.
1.050% due 03/08/2024		4,664	4,431
1.700% due 08/18/2023		40,118	39,208
3.700% due 05/09/2023		24,337	24,220
3.950% due 04/13/2024		17,899	17,555
4.150% due 06/19/2023		17,106	17,018
4.250% due 05/15/2023		11,694	11,647
4.738% (US0003M + 0.990%) due 01/05/2023 ~		7,789	7,788
5.100% due 01/17/2024		51,442	51,259
5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		43,700	43,587
Goldman Sachs Group, Inc.
0.925% due 10/21/2024 •		20,000	19,166
4.100% due 05/31/2024 þ		12,300	12,106
4.160% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,104
4.250% (BBSW3M + 1.200%) due 05/16/2023 ~		10,550	7,187
4.605% (BBSW3M + 1.550%) due 05/02/2024 ~		16,730	11,425
4.853% due 03/08/2024 •		$1,500	1,491
5.069% due 12/09/2026 •		15,800	15,221
5.442% (US0003M + 0.750%) due 02/23/2023 ~		36,140	36,159
5.702% (SOFRRATE + 1.390%) due 03/15/2024 ~		7,800	7,797
5.776% (US0003M + 1.170%) due 05/15/2026 ~		3,773	3,749
6.334% (US0003M + 1.600%) due 11/29/2023 ~		2,526	2,546

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Hana Bank
5.483% (US0003M + 0.750%) due 06/13/2024 ~		6,300	6,307
5.533% (US0003M + 0.800%) due 03/13/2023 ~		500	500
HSBC Bank PLC 3.641% due 09/28/2024 •		28,582	27,822
HSBC Holdings PLC
4.150% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	44,030	29,952
5.696% (SOFRRATE + 1.430%) due 03/10/2026 ~		$60,200	59,469
5.965% (US0003M + 1.230%) due 03/11/2025 ~		53,850	53,397
6.115% (US0003M + 1.380%) due 09/12/2026 ~		8,377	8,250
Hyundai Capital Services, Inc.
0.750% due 09/15/2023		23,500	22,602
3.750% due 03/05/2023		22,144	22,075
ING Groep NV
4.100% due 10/02/2023		22,337	22,163
5.334% (SOFRRATE + 1.010%) due 04/01/2027 ~		32,455	31,339
5.963% (SOFRINDX + 1.640%) due 03/28/2026 ~		77,300	76,986
International Bank for Reconstruction & Development 0.850% due 02/10/2027		117,100	102,039
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		47,300	47,320
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		2,500	2,431
3.559% due 04/23/2024 •		4,063	4,037
4.206% (BBSW3M + 1.130%) due 11/22/2024 ~	AUD	1,540	1,046
5.088% (SOFRRATE + 0.765%) due 09/22/2027 ~		$24,500	23,734
5.215% (US0003M + 0.890%) due 07/23/2024 ~		21,801	21,837
5.274% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,000	991
LeasePlan Corp. NV 2.875% due 10/24/2024		18,900	17,747
Lloyds Banking Group PLC
4.507% (BBSW3M + 1.300%) due 03/20/2023 ~	AUD	18,310	12,465
4.518% (BBSW3M + 1.400%) due 03/07/2025 ~		10,350	6,962
Mitsubishi HC Capital, Inc.
3.559% due 02/28/2024		$5,000	4,887
3.960% due 09/19/2023		17,400	17,205
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		24,000	23,170
4.515% (BBSW3M + 1.250%) due 10/01/2024 ~	AUD	3,400	2,312
5.460% (SOFRRATE + 1.650%) due 07/18/2025 ~		$48,800	48,991
5.653% (SOFRRATE + 1.385%) due 09/12/2025 ~		51,500	51,510
Mizuho Bank Ltd.
3.610% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	7,600	5,136
3.812% (BBSW3M + 0.750%) due 08/07/2024 ~		25,950	17,663
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		$4,900	4,782
3.922% due 09/11/2024 •		10,000	9,842
4.362% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	16,455	11,217
4.899% (US0003M + 0.990%) due 07/10/2024 ~		$8,300	8,282
5.118% (SOFRRATE + 0.960%) due 05/22/2026 ~		700	687
5.345% (US0003M + 0.610%) due 09/08/2024 ~		3,584	3,562
5.387% (US0003M + 0.630%) due 05/25/2024 ~		55,769	55,470
Morgan Stanley
3.000% due 02/07/2024 (e)	CAD	5,000	3,597
3.737% due 04/24/2024 •		$13,390	13,319
5.022% (SOFRRATE + 1.165%) due 04/17/2025 ~		10,900	10,857
5.770% (US0003M + 1.220%) due 05/08/2024 ~		10,026	10,045
Nationwide Building Society
3.766% due 03/08/2024 •		9,425	9,374
4.363% due 08/01/2024 •		32,051	31,639
NatWest Group PLC 6.274% (US0003M + 1.550%) due 06/25/2024 ~		28,845	28,856
NatWest Markets PLC 5.773% (SOFRRATE + 1.450%) due 03/22/2025 ~		39,600	39,262
Navient Corp. 5.500% due 01/25/2023		21,100	21,098
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		218	204
1.125% due 09/16/2024		4,900	4,468
3.450% due 03/15/2023		18,501	18,423
3.875% due 09/21/2023		17,395	17,079
5.375% (US0003M + 0.640%) due 03/08/2024 ~		5,700	5,610
Nomura Holdings, Inc.
1.851% due 07/16/2025		79,560	72,589
2.329% due 01/22/2027		30,800	27,005
2.648% due 01/16/2025		62,444	59,006
Nordea Bank Abp
5.211% (SOFRRATE + 0.960%) due 06/06/2025 ~		19,200	19,102
5.675% (US0003M + 0.940%) due 08/30/2023 ~		14,960	14,979
OneMain Finance Corp. 5.625% due 03/15/2023		500	499
Pacific Life Global Funding II 4.867% (SOFRRATE + 0.620%) due 06/04/2026 ~		2,322	2,230
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		29,772	29,701

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Piper Sandler Cos. 5.200% due 10/15/2023		24,600	24,384
QNB Finance Ltd.
4.883% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	37,310	25,417
5.988% (US0003M + 1.250%) due 03/21/2024 ~		$63,400	63,782
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		56,000	52,347
3.373% due 01/05/2024 •		14,400	14,400
4.796% due 11/15/2024 •		34,281	33,716
Shinhan Bank Co. Ltd. 4.130% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	970	649
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		$21,150	20,456
4.125% due 07/15/2023		9,610	9,511
Societe Generale SA
2.625% due 01/22/2025		72,536	68,250
3.875% due 03/28/2024		38,478	37,601
4.934% (SOFRRATE + 1.050%) due 01/21/2026 ~		57,415	55,446
Standard Chartered PLC
1.214% due 03/23/2025 •		6,200	5,854
3.785% due 05/21/2025 •		1,708	1,649
5.123% (SOFRRATE + 0.930%) due 11/23/2025 ~		42,550	41,357
6.063% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	63,966
Sumitomo Mitsui Financial Group, Inc.
4.191% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	126,700	86,082
4.318% (BBSW3M + 1.200%) due 03/07/2023 ~		10,300	7,015
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/16/2024		$6,238	5,766
Synchrony Financial
4.250% due 08/15/2024		2,282	2,231
4.375% due 03/19/2024		23,628	23,214
UBS AG 3.956% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	99,040	67,319
UBS Group AG 5.706% (SOFRRATE + 1.580%) due 05/12/2026 ~		$65,900	66,438
Wells Fargo & Co.
2.509% due 10/27/2023 (e)	CAD	34,900	25,176
3.184% due 02/08/2024 (e)		2,000	1,441
5.241% (SOFRRATE + 1.320%) due 04/25/2026 ~		$58,732	58,577
5.550% due 05/17/2023 •		3,000	3,001

			4,087,939

INDUSTRIALS 17.0%
7-Eleven, Inc.
0.625% due 02/10/2023		27,745	27,604
0.800% due 02/10/2024		29,872	28,439
Arrow Electronics, Inc. 3.250% due 09/08/2024		4,940	4,750
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	17,160	11,444
3.850% due 05/01/2023		$53,685	53,419
4.162% (BBSW3M + 1.100%) due 02/05/2024 ~	AUD	1,000	680
4.306% (BBSW3M + 1.220%) due 10/30/2024 ~		20,390	13,842
Barry Callebaut Services NV 5.500% due 06/15/2023		$41,356	41,161
BAT Capital Corp.
2.789% due 09/06/2024		15,238	14,591
3.222% due 08/15/2024		109,341	105,351
Baxter International, Inc. 4.495% (SOFRINDX + 0.260%) due 12/01/2023 ~		22,302	22,134
Bayer U.S. Finance LLC
3.875% due 12/15/2023		22,300	21,986
5.779% (US0003M + 1.010%) due 12/15/2023 ~		61,853	61,728
Berry Global, Inc.
0.950% due 02/15/2024		45,228	42,869
4.875% due 07/15/2026		46,123	44,511
Boeing Co.
1.875% due 06/15/2023		11,878	11,700
2.800% due 03/01/2023		2,086	2,078
4.508% due 05/01/2023		122,697	122,486
Broadcom, Inc. 2.250% due 11/15/2023		450	440
CenterPoint Energy Resources Corp. 5.279% (US0003M + 0.500%) due 03/02/2023 ~		23,389	23,378
Charter Communications Operating LLC 6.090% (US0003M + 1.650%) due 02/01/2024 ~		169,783	170,591
CNH Industrial NV 4.500% due 08/15/2023		30,659	30,473
DAE Funding LLC 1.550% due 08/01/2024		32,900	30,594
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023		30,000	28,832
4.663% (SOFRRATE + 1.000%) due 04/05/2024 ~		4,500	4,485
5.062% (SOFRRATE + 0.750%) due 12/13/2024 ~		30,500	30,093

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Dell International LLC 5.450% due 06/15/2023		45,238	45,272
DR Horton, Inc. 4.750% due 02/15/2023		600	600
Energy Transfer LP 4.250% due 03/15/2023		1,657	1,653
Eni SpA 4.000% due 09/12/2023		26,851	26,483
General Motors Co. 4.875% due 10/02/2023		6,788	6,769
GSK Consumer Healthcare Capital U.S. LLC 3.024% due 03/24/2024		22,900	22,236
Harley-Davidson Financial Services, Inc. 3.350% due 02/15/2023		2,922	2,915
HCA, Inc. 5.000% due 03/15/2024		53,703	53,420
Hyatt Hotels Corp. 1.300% due 10/01/2023		52,108	50,667
Hyundai Capital America
0.800% due 04/03/2023		37,500	37,067
0.800% due 01/08/2024		24,900	23,697
0.875% due 06/14/2024		3,300	3,080
1.250% due 09/18/2023		9,634	9,340
2.375% due 02/10/2023		9,733	9,711
4.125% due 06/08/2023		125	124
5.750% due 04/06/2023		15,298	15,309
Imperial Brands Finance PLC
3.125% due 07/26/2024		50,556	48,361
3.500% due 07/26/2026		5,800	5,327
4.250% due 07/21/2025		3,450	3,298
Infor, Inc. 1.450% due 07/15/2023		3,400	3,321
JDE Peet's NV 0.800% due 09/24/2024		56,011	51,193
Kansas City Southern 3.000% due 05/15/2023		11,575	11,475
Kia Corp. 3.000% due 04/25/2023		4,700	4,667
Kinder Morgan, Inc. 5.359% (US0003M + 1.280%) due 01/15/2023 ~		3,000	3,000
Leidos, Inc. 2.950% due 05/15/2023		39,965	39,649
Lennar Corp. 4.875% due 12/15/2023		2,398	2,387
McDonald's Corp. 4.252% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	12,640	8,625
Mercedes-Benz Finance North America LLC
5.348% (US0003M + 0.840%) due 05/04/2023 ~		$19,800	19,803
5.500% due 11/27/2024		8,900	8,957
MGM Resorts International 6.000% due 03/15/2023		2,000	1,997
Microchip Technology, Inc.
0.983% due 09/01/2024		27,400	25,388
4.333% due 06/01/2023		4,940	4,920
Mylan, Inc. 4.200% due 11/29/2023		3,863	3,825
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		55,763	54,650
NXP BV 4.875% due 03/01/2024		5,180	5,143
Oracle Corp. 2.625% due 02/15/2023		40,961	40,835
Pacific National Finance Pty Ltd. 6.000% due 04/07/2023		8,200	8,197
Panasonic Holdings Corp. 2.679% due 07/19/2024		1,123	1,076
Perrigo Finance Unlimited Co. 3.900% due 12/15/2024		5,818	5,506
RELX Capital, Inc. 3.500% due 03/16/2023		33,701	33,567
Renesas Electronics Corp. 1.543% due 11/26/2024		3,100	2,844
Reynolds American, Inc. 4.850% due 09/15/2023		4,600	4,591
SABIC Capital BV 4.000% due 10/10/2023		2,700	2,676
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		13,765	13,776
Saudi Arabian Oil Co.
1.250% due 11/24/2023		2,200	2,120
2.875% due 04/16/2024		10,700	10,386
SK Broadband Co. Ltd. 3.875% due 08/13/2023		4,700	4,661
SK Hynix, Inc.
1.000% due 01/19/2024		44,677	42,462
3.000% due 09/17/2024		4,928	4,652

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

SK Telecom Co. Ltd. 3.750% due 04/16/2023		8,655	8,621
Skyworks Solutions, Inc. 0.900% due 06/01/2023		2,500	2,451
Stellantis NV 5.250% due 04/15/2023		45,280	45,321
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		31,269	31,186
TD SYNNEX Corp. 1.250% due 08/09/2024		45,021	41,840
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023		14,747	14,277
4.160% (SOFRINDX + 0.350%) due 04/18/2023 ~		33,900	33,825
4.340% (SOFRINDX + 0.530%) due 10/18/2024 ~		23,500	23,285
Toyota Finance Australia Ltd. 3.796% (BBSW3M + 0.550%) due 03/26/2024 ~	AUD	2,000	1,356
Transurban Queensland Finance Pty. Ltd. 5.238% (BBSW3M + 2.050%) due 12/16/2024 ~		27,000	18,637
VMware, Inc. 1.000% due 08/15/2024		$15,000	13,967
Volkswagen Group of America Finance LLC
3.950% due 06/06/2025		3,920	3,797
4.250% due 11/13/2023		9,600	9,509
Warnermedia Holdings, Inc.
3.428% due 03/15/2024		6,600	6,410
3.788% due 03/15/2025		32,600	31,165
6.092% (SOFRINDX + 1.780%) due 03/15/2024 ~		14,900	14,856

			2,041,840

UTILITIES 3.8%
AT&T, Inc.
2.850% due 05/25/2024 (e)	CAD	3,500	2,506
3.450% due 09/19/2023	AUD	9,000	6,081
4.451% (BBSW3M + 1.250%) due 09/19/2023 ~		4,060	2,772
British Telecommunications PLC 4.500% due 12/04/2023		$4,627	4,589
Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024		4,700	4,471
3.488% due 02/28/2024		2,210	2,161
DTE Energy Co. 4.220% due 11/01/2024 þ		8,700	8,558
Edison International 2.950% due 03/15/2023		3,900	3,885
Enel Finance International NV
2.650% due 09/10/2024		29,306	28,058
4.250% due 06/15/2025		12,292	11,913
6.800% due 10/14/2025		10,400	10,690
ETSA Utilities Finance Pty. Ltd. 4.185% (BBSW3M + 1.040%) due 12/13/2023 ~	AUD	1,750	1,194
Iberdrola International BV 5.810% due 03/15/2025		$6,900	7,000
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		19,000	18,841
6.875% due 06/21/2023		23,623	23,771
Korea Southern Power Co. Ltd. 4.056% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	44,180	30,007
Network Finance Co. Pty. Ltd. 4.495% (BBSW3M + 1.230%) due 12/06/2024 ~		2,000	1,362
NextEra Energy Capital Holdings, Inc. 5.342% (SOFRINDX + 1.020%) due 03/21/2024 ~		$106,800	106,227
OGE Energy Corp. 0.703% due 05/26/2023		23,200	22,792
Pacific Gas & Electric Co.
1.700% due 11/15/2023		36,077	34,928
3.250% due 06/15/2023		2,100	2,077
3.400% due 08/15/2024		4,400	4,225
3.750% due 02/15/2024		6,900	6,760
3.850% due 11/15/2023		2,300	2,268
4.250% due 08/01/2023		7,000	6,966
Plains All American Pipeline LP 2.850% due 01/31/2023		21,028	20,996
SES SA 3.600% due 04/04/2023		10,781	10,710
Southern California Edison Co. 5.153% (SOFRRATE + 0.830%) due 04/01/2024 ~		23,400	23,239
Sprint LLC 7.875% due 09/15/2023		1,500	1,524
Verizon Communications, Inc.
4.263% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	15,610	10,632
5.706% (US0003M + 1.100%) due 05/15/2025 ~		$35,091	35,388

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Victoria Power Networks Finance Pty. Ltd. 3.570% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	8,300	5,599

			462,190

Total Corporate Bonds & Notes (Cost $6,783,579)			6,591,969

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.906% (US0003M + 0.300%) due 02/15/2036 ~		$16,520	15,286

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 4.488% (US0003M + 0.130%) due 10/25/2036 ~		1,357	1,337

Total Municipal Bonds & Notes (Cost $17,259)			16,623

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
1.990% due 12/01/2036 •		1	1
2.077% due 12/01/2036 •		3	3
2.323% due 03/01/2036 •		14	14
2.340% due 02/01/2033 •		2	2
2.697% due 01/01/2027 •		2	1
2.788% due 08/01/2035 •		4	4
2.836% due 01/01/2036 •		23	23
2.888% due 06/01/2043 •		155	147
2.889% due 03/01/2044 - 10/01/2044 •		825	785
2.939% due 05/01/2035 •		44	43
2.978% due 06/01/2035 •		18	18
3.000% due 05/25/2028 - 06/25/2028 (a)		11,720	529
3.038% due 10/01/2035 •		5	5
3.090% due 06/01/2033 •		8	8
3.132% due 01/01/2036 •		5	5
3.346% due 11/01/2024 •		1	1
3.401% due 07/01/2029 •		23	22
3.429% due 02/01/2034 •		11	11
3.462% due 05/01/2038 •		666	677
3.482% due 08/01/2029 •		77	76
3.519% due 12/01/2040 •		12	11
3.522% due 11/01/2035 •		28	27
3.635% due 05/01/2036 •		271	266
3.644% due 12/25/2036 ~		29	28
3.646% due 07/01/2034 •		1	1
3.663% due 01/01/2036 •		2	2
3.675% due 09/01/2034 •		33	33
3.785% due 06/01/2034 •		1	1
3.792% due 06/01/2035 •		8	8
3.820% due 05/01/2035 •		9	9
3.821% due 07/25/2037 •		103	101
3.826% due 05/01/2034 •		1	1
3.868% due 12/01/2035 •		7	6
3.887% due 03/25/2036 ~		12	12
3.978% due 09/01/2034 •		4	4
3.987% due 09/01/2035 •		5	5
3.996% due 07/01/2035 •		7	7
4.027% due 11/01/2034 •		29	30
4.030% due 11/01/2035 •		7	7
4.085% due 10/01/2035 •		5	5
4.139% due 09/01/2034 •		5	5
4.145% due 05/01/2036 •		7	7
4.199% due 09/01/2034 •		23	23
4.366% due 09/25/2042 •		142	139
4.473% due 07/01/2028 •		1	1
4.509% due 03/25/2034 ~		4	4
4.539% due 08/25/2034 •		32	31
4.589% due 02/25/2037 •		295	288
4.689% due 12/25/2028 ~		24	24
4.709% due 06/25/2036 •		50	50
4.729% due 11/25/2036 ~		45	44
4.739% due 03/17/2032 - 03/25/2044 ~		223	221
4.739% due 05/18/2032 - 09/25/2036 •		65	65
4.759% due 03/25/2036 ~		23	23
4.789% due 09/17/2027 - 09/25/2032 •		3	3
4.789% due 06/25/2032 - 09/25/2032 ~		17	17
4.819% due 07/25/2036 ~		16	16
4.839% due 07/18/2027 - 02/25/2033 ~		62	61
4.839% due 10/25/2030 - 09/25/2037 •		24	23
4.889% due 04/25/2042 •		90	88
4.929% due 07/25/2037 ~		89	88
5.019% due 04/25/2031 •		36	35
5.159% due 06/25/2037 ~		64	64
5.198% due 10/25/2042 ~		116	117

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

5.239% due 07/25/2038 ~	1	1
5.289% due 04/25/2032 ~	3	3
5.289% due 11/25/2049 •	7	7
5.389% due 11/25/2049 ~	5	5
5.539% due 09/25/2023 •	1	1
5.609% due 10/25/2038 •	16	17
Federal Home Loan Bank 5.400% due 11/21/2024 (g)	195,200	195,292
Freddie Mac
0.096% due 01/15/2038 ~(a)	6,715	251
2.500% due 10/25/2048	5,488	4,893
2.889% due 02/25/2045 •	388	390
3.000% due 12/25/2046	2,573	2,337
3.248% due 10/25/2044 •	1,055	1,051
3.500% due 12/25/2046	5,660	5,263
3.729% due 08/01/2035 •	2	2
3.752% due 07/01/2033 •	5	5
3.783% due 08/01/2034 •	9	9
3.959% due 05/01/2034 •	7	7
3.977% due 09/01/2035 •	19	19
3.981% due 08/01/2035 •	10	10
4.060% due 11/01/2035 •	6	6
4.126% due 12/01/2035 •	8	7
4.199% due 10/01/2033 •	3	3
4.568% due 07/15/2034 ~	14	14
4.668% due 07/15/2036 ~	137	136
4.718% due 06/15/2031 •	24	23
4.768% due 12/15/2031 - 09/15/2041 •	270	265
4.798% due 11/15/2036 ~	13	13
4.818% due 07/15/2039 - 02/15/2041 •	745	735
4.868% due 06/15/2031 ~	53	53
4.918% due 06/15/2031 •	23	22
4.918% due 12/15/2037 ~	51	51
5.000% due 08/15/2035	603	600
5.018% due 03/15/2032 •	49	49
5.318% due 11/15/2033 - 10/15/2049 •	96	98
5.400% due 12/23/2024 (g)	99,700	99,693
6.500% due 07/25/2043	111	116
Ginnie Mae
0.706% due 12/20/2068 ~	8,537	8,299
0.706% due 12/20/2068 •	3,373	3,268
1.750% due 11/20/2026 - 12/20/2033 •	110	107
1.968% due 04/20/2067 ~	2,758	2,731
2.500% due 01/20/2049 - 10/20/2049	3,878	3,442
2.500% due 06/20/2051 •	70,050	58,532
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 01/20/2026 ~	26	25
2.625% due 08/20/2027 - 03/20/2032 •	374	364
2.863% due 01/20/2066 ~	3,355	3,305
2.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	6	5
2.875% due 06/20/2027 - 05/20/2032 •	245	241
2.991% due 03/20/2066 •	7,451	7,350
3.000% (H15T1Y + 1.500%) due 04/20/2025 - 08/20/2025 ~	2	2
3.000% due 08/20/2027 - 09/20/2027 •	12	12
3.000% due 06/20/2051 - 07/20/2051 ~	273,024	235,168
3.507% due 04/20/2066 •	2,410	2,380
3.575% due 07/20/2067 •	2,829	2,815
4.393% due 12/20/2066 •	1,954	1,941
4.612% due 10/20/2066 ~	1,650	1,630
4.646% due 11/20/2067 ~	1,216	1,212
4.692% due 11/20/2066 ~	4,722	4,670
5.232% due 05/20/2071 •	15,227	15,651
5.326% due 08/16/2039 ~	115	116
Ginnie Mae, TBA 2.500% due 01/01/2053 - 02/01/2053	17,200	14,919
U.S. Small Business Administration
4.340% due 03/01/2024	5	5
5.370% due 04/01/2028	23	23
5.490% due 03/01/2028	14	14
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049	40,439	38,493
Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2053 - 03/01/2053	55,200	51,799

Total U.S. Government Agencies (Cost $831,368)		774,342

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.0%
280 Park Avenue Mortgage Trust 5.117% due 09/15/2034 •	13,500	13,173
Adjustable Rate Mortgage Trust 3.818% due 02/25/2035 ~	281	275
American Home Mortgage Assets Trust
4.579% due 05/25/2046 ^~	729	593
4.769% due 09/25/2046 ^~	319	271
Ashford Hospitality Trust 5.218% due 04/15/2035 •	6,705	6,486

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Atrium Hotel Portfolio Trust 5.268% due 06/15/2035 ~		17,200	16,619
Avon Finance PLC 4.331% due 09/20/2048 •	GBP	40,860	48,464
BAMLL Commercial Mortgage Securities Trust
5.368% due 04/15/2036 ~		$11,700	11,442
5.368% due 09/15/2038 •		4,200	3,947
5.518% due 03/15/2034 •		17,500	17,025
Banc of America Funding Trust 3.958% due 02/20/2036 ~		233	218
Banc of America Mortgage Trust
2.843% due 02/25/2036 ^~		20	18
5.750% due 07/20/2032 ~		2	2
Bear Stearns Adjustable Rate Mortgage Trust
2.780% due 11/25/2030 ~		19	18
3.255% due 05/25/2047 ^~		315	279
3.399% due 08/25/2033 ~		380	354
3.588% due 11/25/2034 ~		2,992	2,696
3.653% due 07/25/2033 ~		800	748
3.810% due 01/25/2035 ~		17	15
3.830% due 01/25/2034 ~		16	15
4.010% due 01/25/2034 ~		60	58
4.191% due 11/25/2034 ~		133	119
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~		64	60
3.602% due 11/25/2036 ~		1,030	587
3.605% due 01/25/2036 ^~		571	528
3.729% due 09/25/2035 ^~		1,065	662
4.709% due 02/25/2034 •		267	236
Bear Stearns Asset-Backed Securities Trust 5.500% due 09/25/2033 þ		4,736	4,351
Bear Stearns Structured Products, Inc. Trust
3.523% due 01/26/2036 ^~		2,296	1,846
5.219% due 12/26/2046 ^~		1,494	1,078
Beast Mortgage Trust 5.368% due 03/15/2036 ~		5,200	4,904
BIG Commercial Mortgage Trust 5.678% due 02/15/2039 •		13,700	13,177
Brass PLC 5.344% due 11/16/2066 ~		2,404	2,404
BWAY Mortgage Trust 5.568% due 09/15/2036 •		9,200	8,790
BX Commercial Mortgage Trust 5.018% due 01/15/2034 •		76,900	74,510
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.639% due 08/25/2035 ~		52	47
Citigroup Mortgage Loan Trust
2.358% due 03/25/2034 ~		21	20
3.150% due 10/25/2035 ^~		23	22
3.440% due 09/25/2035 •		3	3
3.693% due 07/25/2046 ^~		95	85
3.871% due 09/25/2037 ^~		643	553
3.885% due 08/25/2035 ~		150	144
3.950% due 05/25/2035 •		37	35
4.371% due 05/25/2051 ~		12,895	11,791
4.459% due 01/25/2037 •		115	104
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~		13,900	13,268
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •		196	159
3.048% due 02/25/2036 •		136	121
3.435% due 02/25/2037 ^~		327	278
4.533% due 02/20/2047 ^•		1,729	1,312
4.548% due 12/20/2046 ^•		1,156	931
4.563% due 07/20/2046 ^~		598	444
4.709% due 02/25/2047 •		63	53
4.749% due 05/25/2047 ~		1,079	908
4.769% due 09/25/2046 ^•		329	304
4.809% due 07/25/2046 •		115	100
6.000% due 04/25/2037 ^		105	49
6.250% due 12/25/2033		51	50
Countrywide Home Loan Mortgage Pass-Through Trust
2.125% due 07/19/2031 ~		2	2
3.632% due 09/25/2047 ^~		58	51
4.849% due 05/25/2035 ~		97	78
4.969% due 04/25/2035 •		8	7
Countrywide Home Loan Reperforming REMIC Trust
4.310% due 01/25/2034 ^~		6	5
4.729% due 06/25/2035 ~		958	906
Credit Suisse First Boston Mortgage Securities Corp.
3.327% due 11/25/2033 ~		117	109
3.630% due 11/25/2034 ~		134	129
3.792% due 03/25/2032 ~		16	15
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		11,667	10,716
2.215% due 11/25/2061 ~		1,865	1,770

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

2.688% due 03/25/2059 ~		8,069	7,663
2.963% due 12/26/2059 ~		1,974	1,949
4.321% due 07/25/2056 ~		12,232	11,208
5.068% due 07/15/2032 ~		15,600	14,713
Dutch Property Finance BV 2.228% due 07/28/2054 ~	EUR	533	565
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$495	479
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	562	648
European Loan Conduit DAC 2.803% due 02/17/2030 •	EUR	10,464	10,714
Extended Stay America Trust 5.398% due 07/15/2038 ~		$97,912	95,237
Finsbury Square PLC
4.209% (SONIO/N + 0.800%) due 03/16/2070 ~	GBP	9,809	11,830
4.419% due 12/16/2069 •		730	883
4.709% due 06/16/2070 ~		16,481	19,885
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		$99	68
FirstKey Master Funding 3.000% due 05/27/2036 ~		2,431	2,137
FWD Securitization Trust 2.240% due 01/25/2050 ~		3,297	2,945
GCAT Trust
1.091% due 05/25/2066 ~		15,227	12,184
1.348% due 05/25/2066 ~		1,529	1,229
2.650% due 10/25/2068 ~		1,255	1,183
2.885% due 12/27/2066 ~		30,345	27,126
GCT Commercial Mortgage Trust 5.118% due 02/15/2038 •		16,100	14,973
Gemgarto PLC 3.999% due 12/16/2067 •	GBP	5,926	7,047
GMAC Mortgage Corp. Loan Trust 3.417% due 08/19/2034 ~		$211	183
Great Hall Mortgages PLC
2.212% due 06/18/2038 •	EUR	514	543
3.675% due 03/18/2039 •	GBP	738	880
3.695% due 06/18/2038 ~		380	453
GreenPoint Mortgage Funding Trust
4.829% due 06/25/2045 ~		$98	89
4.849% due 06/25/2045 ~		50	36
4.929% due 11/25/2045 •		176	159
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		10,600	10,697
GS Mortgage Securities Trust 3.648% due 01/10/2047		6,455	6,390
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		60,027	54,563
GS Mortgage-Backed Securities Trust
4.371% due 02/25/2052 •		27,240	24,897
4.778% due 12/25/2051 •		10,161	9,288
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		76	71
GSR Mortgage Loan Trust
3.161% due 04/25/2036 ~		123	85
3.767% due 09/25/2035 ~		357	336
3.796% due 01/25/2036 ^~		108	103
HarborView Mortgage Loan Trust
3.321% due 08/19/2036 ^~		10	9
3.417% due 04/19/2034 ~		7	6
4.599% due 03/19/2037 •		364	321
4.779% due 05/19/2035 ~		384	342
4.819% due 03/19/2036 ^•		1,176	1,023
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		151	150
HPLY Trust 5.318% due 11/15/2036 •		20,444	19,950
Impac CMB Trust
5.029% due 03/25/2035 ~		1,111	1,009
IndyMac Adjustable Rate Mortgage Trust
3.544% due 01/25/2032 ~		1	1
IndyMac IMSC Mortgage Loan Trust 4.749% due 07/25/2047 •		294	203
IndyMac INDX Mortgage Loan Trust
3.837% due 12/25/2034 ~		8	8
4.769% due 09/25/2046 •		547	475
4.789% due 06/25/2046 •		236	183
4.809% due 05/25/2046 ~		85	74
4.869% due 07/25/2035 •		62	57
InTown Mortgage Trust 6.825% due 08/15/2039 ~		28,500	28,385
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		4,300	4,138
4.128% due 07/05/2031		7,740	7,261
5.418% due 12/15/2036 •		8,500	7,888

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

5.528% due 06/15/2035 •		23,840	21,800
5.768% due 12/15/2031 •		8,059	7,677
JP Morgan Mortgage Trust
3.252% due 04/25/2035 ~		568	466
3.500% due 05/25/2050 ~		1,874	1,631
3.500% due 08/25/2050 ~		329	293
4.371% due 02/25/2052 ~		11,001	10,054
Kinbane DAC 2.744% due 09/25/2062 ~	EUR	20,839	21,297
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$3,497	3,178
1.875% due 10/25/2068 þ		14,028	12,627
2.250% due 07/25/2067 þ		7,472	6,726
Luminent Mortgage Trust
4.729% due 12/25/2036 ~		366	314
4.749% due 12/25/2036 ^~		56	50
4.789% due 10/25/2046 ~		94	81
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~		11,179	10,709
MASTR Adjustable Rate Mortgages Trust
3.874% due 11/21/2034 ~		198	179
4.599% due 04/25/2046 ~		196	169
MASTR Alternative Loan Trust 6.000% due 08/25/2033		221	211
MBRT 5.518% due 11/15/2036 •		2,211	2,169
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.018% due 11/15/2031 •		241	229
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.392% due 10/20/2029 ~		181	178
4.758% due 12/15/2030 •		215	201
5.178% due 08/15/2032 •		16	14
Merrill Lynch Mortgage Investors Trust
4.385% due 11/25/2035 •		137	128
4.809% due 02/25/2036 ~		1,222	1,142
6.709% due 12/25/2032 ~		2	2
Merrill Lynch Mortgage-Backed Securities Trust 2.861% due 04/25/2037 ^~		186	164
MFA Trust
1.131% due 07/25/2060 ~		1,759	1,549
1.381% due 04/25/2065 ~		11,959	10,781
1.479% due 03/25/2065 ~		1,646	1,518
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		13,379	12,418
2.750% due 08/25/2059 ~		12,917	12,137
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/2048		1,384	1,346
Morgan Stanley Capital Trust 5.318% due 05/15/2036 •		11,400	10,907
Morgan Stanley Mortgage Loan Trust
4.386% due 06/25/2036 ~		27	26
4.829% due 02/25/2047 ~		682	198
Morgan Stanley Residential Mortgage Loan Trust 4.371% due 09/25/2051 •		12,246	11,194
MortgageIT Mortgage Loan Trust 5.129% due 12/25/2034 •		173	169
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		2,884	2,507
2.464% due 01/26/2060 ~		1,096	981
2.750% due 07/25/2059 ~		51,480	48,073
2.750% due 11/25/2059 ~		48,557	44,486
3.500% due 12/25/2057 ~		1,944	1,841
3.500% due 10/25/2059 ~		1,733	1,604
4.500% due 05/25/2058 ~		7,896	7,419
New York Mortgage Trust 1.670% due 08/25/2061 þ		18,563	16,730
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~		55,900	50,836
OBX Trust
4.421% due 10/25/2051 ~		6,062	5,555
5.039% due 06/25/2057 ~		822	777
One New York Plaza Trust 5.268% due 01/15/2036 •		27,900	26,374
Polaris PLC 4.682% due 05/27/2057 •	GBP	550	662
Precise Mortgage Funding PLC 4.186% due 03/12/2055 •		1,280	1,544
Residential Accredit Loans, Inc. Trust
3.408% due 09/25/2045 •		$194	169
4.689% due 08/25/2035 •		299	226
4.809% due 04/25/2046 ~		136	40
4.889% due 08/25/2037 ~		130	115
Residential Asset Securitization Trust
4.269% due 12/25/2034 ~		691	622
5.750% due 02/25/2036 ^		80	31

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		9	9
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	22,427	27,014
RESIMAC Premier 4.974% due 07/10/2052 •		$6,326	6,275
RMAC PLC 4.206% due 06/12/2046 ~	GBP	4,596	5,528
Sage AR Funding PLC 4.501% due 11/17/2030 •		4,800	5,567
Sequoia Mortgage Trust
2.976% due 01/20/2047 ^~		$70	47
4.272% due 04/20/2035 ~		29	29
4.753% due 05/20/2035 ~		1,049	900
5.113% due 10/20/2027 ~		62	59
5.215% due 05/20/2034 ~		158	157
Silverstone Master Issuer PLC 3.701% due 01/21/2070 •	GBP	14,592	17,673
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •		12,471	14,949
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		$24	20
3.678% due 08/25/2035 ~		181	155
3.780% due 02/25/2034 ~		18	17
Structured Asset Mortgage Investments Trust
4.649% due 03/25/2037 ~		270	91
4.769% due 07/25/2046 ^~		942	653
4.829% due 05/25/2036 •		2,213	1,694
4.829% due 05/25/2046 •		604	181
4.839% due 07/19/2035 •		20	18
4.839% due 07/19/2035 ~		29	27
4.849% due 05/25/2045 ~		134	118
4.919% due 07/19/2034 ~		5	4
4.949% due 02/25/2036 ^•		8	6
4.999% due 09/19/2032 ~		5	5
5.039% due 03/19/2034 •		76	70
5.039% due 04/19/2035 ~		410	365
Structured Asset Securities Corp. 5.049% due 02/25/2034 þ		1	1
Tharaldson Hotel Portfolio Trust 5.268% due 11/11/2034 ~		10,207	9,932
Thornburg Mortgage Securities Trust 2.412% due 04/25/2045 ~		33	31
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	35,465	42,417
3.826% due 07/20/2045 •		1,209	1,446
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		5,748	6,908
4.190% (BP0003M + 0.800%) due 02/20/2045 ~		5,875	7,007
4.471% due 02/20/2054 •		6,262	7,542
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		$76,496	67,364
2.250% due 12/25/2061 ~		20,896	19,210
2.710% due 01/25/2060 ~		22,997	21,185
3.750% due 05/25/2058 ~		17,177	16,269
5.389% due 05/25/2058 ~		8,815	8,741
5.389% due 10/25/2059 ~		5,972	5,915
Trinity Square PLC 3.729% due 07/15/2059 ~	GBP	16,849	20,134
TTAN 5.168% due 03/15/2038 ~		$2,664	2,585
Twin Bridges PLC 4.386% due 09/12/2050 ~	GBP	3,014	3,636
Verus Securitization Trust 1.977% due 03/25/2060 ~		$343	330
WaMu Mortgage Pass-Through Certificates Trust
2.335% due 03/25/2033 ~		16	15
2.499% due 12/25/2046 ~		534	467
2.509% due 12/25/2046 ^•		266	224
2.710% due 01/25/2037 ^~		179	154
2.748% due 02/25/2047 ^•		215	179
2.766% due 04/25/2037 ^~		119	104
2.778% due 01/25/2047 •		123	112
2.788% due 01/25/2047 ^~		252	220
2.808% due 04/25/2047 •		433	375
2.835% due 02/27/2034 •		14	13
2.839% due 02/25/2037 ^~		224	192
3.030% due 12/25/2046 •		362	337
3.048% due 02/25/2046 ~		686	604
3.048% due 08/25/2046 ~		2,806	2,570
3.093% due 02/25/2037 ^~		248	222
3.096% due 07/25/2046 •		114	93
3.096% due 08/25/2046 •		1,229	938
3.104% due 06/25/2034 ~		329	303
3.248% due 11/25/2042 ~		89	81
3.266% due 02/25/2037 ^~		589	522
3.298% due 01/25/2047 •		84	75

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

3.347% due 05/25/2037 ^~		232	182
3.448% due 06/25/2042 ~		66	59
3.448% due 08/25/2042 •		112	103
3.510% due 12/25/2036 ^~		113	98
3.548% due 09/25/2046 •		173	158
3.548% due 11/25/2046 •		69	60
3.738% due 09/25/2036 ^~		162	146
4.124% due 09/25/2033 ~		358	330
4.180% due 09/25/2033 ~		67	60
4.909% due 11/25/2045 ~		41	37
4.929% due 12/25/2045 •		51	47
4.969% due 10/25/2045 ~		303	280
5.009% due 01/25/2045 ~		32	31
5.109% due 10/25/2045 ~		504	463
5.169% due 01/25/2045 •		869	791
Warwick Finance Residential Mortgages PLC 4.456% (SONIO/N + 1.019%) due 03/21/2042 ~	GBP	2,971	3,512
Washington Mutual Mortgage Pass-Through Certificates Trust
3.018% due 05/25/2046 ^•		$195	154
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046 ~		4,100	4,061
5.370% due 12/13/2031 •		10,000	9,869
5.376% due 07/15/2046 •		1,724	1,722
5.876% due 01/15/2059 •		3,500	3,398
Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		5,825	5,710
4.886% due 08/15/2047 ~		5,142	5,124

Total Non-Agency Mortgage-Backed Securities (Cost $1,553,356)			1,446,462

ASSET-BACKED SECURITIES 23.6%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		6,032	5,541
AASET Trust 3.844% due 01/16/2038		6,474	3,987
ACAS CLO Ltd. 5.084% due 10/18/2028 •		23,559	23,264
Accredited Mortgage Loan Trust 4.649% due 09/25/2036 ~		2,335	2,292
ACE Securities Corp. Home Equity Loan Trust
4.509% due 10/25/2036 ~		9	3
5.169% due 04/25/2034 ~		13,183	12,374
5.424% due 10/25/2034 ~		2,259	2,109
American Money Management Corp. CLO Ltd. 5.542% due 11/10/2030 •		14,600	14,389
American Tower Trust 1 3.070% due 03/15/2048		9,900	9,845
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.169% due 05/25/2034 •		79	78
Amortizing Residential Collateral Trust 5.089% due 10/25/2031 ~		102	98
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.329% due 06/25/2029 ~		86	81
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		54,497	53,757
5.219% due 07/15/2032 •		28,400	27,696
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		8,640	8,500
Apidos CLO 5.009% due 07/17/2030 ~		5,900	5,837
Apres Static CLO Ltd. 5.149% due 10/15/2028 ~		11,401	11,268
Aqueduct European CLO DAC 2.096% due 07/20/2030 ~	EUR	26,203	27,497
AREIT Trust
5.419% due 11/17/2038 ~		$16,121	15,434
5.710% due 09/14/2036 ~		1,286	1,265
6.567% due 06/17/2039 ~		26,300	26,108
Ares CLO Ltd.
4.949% due 01/15/2029 ~		7,594	7,496
5.129% due 01/15/2032 ~		15,000	14,675
5.244% due 04/18/2031 •		10,200	10,021
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.284% due 12/25/2033 ~		435	467
Arkansas Student Loan Authority 5.599% due 11/25/2043 •		1,351	1,331
Asset-Backed Funding Certificates Trust
5.089% due 06/25/2034 •		271	254
5.364% due 06/25/2033 •		680	669
Asset-Backed Securities Corp. Home Equity Loan Trust
2.801% due 07/25/2036 •		1,150	1,080
4.469% due 05/25/2037 ~		19	13
Atlas Senior Loan Fund Ltd. 5.113% due 04/20/2028 •		552	548
Bain Capital Euro DAC 2.196% due 01/20/2032 •	EUR	14,900	15,539

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Bear Stearns Asset-Backed Securities Trust
5.049% due 10/25/2032 •		$66	65
5.124% due 09/25/2035 ~		3,671	3,656
5.189% due 10/27/2032 ~		36	35
5.389% due 10/25/2037 ~		43	43
5.389% due 11/25/2042 •		13	12
5.639% due 08/25/2037 •		144	141
Benefit Street Partners CLO Ltd. 5.029% due 10/15/2030 •		10,700	10,564
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		27,800	27,354
Black Diamond CLO DAC 2.316% due 01/20/2032 ~	EUR	964	1,009
Brightspire Capital Ltd. 5.489% due 08/19/2038 ~		$15,500	14,972
BXMT Ltd. 5.322% due 11/15/2037 ~		3,100	3,052
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		19,100	18,922
Carlyle Euro CLO DAC 2.078% due 01/15/2031 ~	EUR	12,394	12,947
Carlyle Global Market Strategies CLO Ltd. 5.049% due 04/17/2031 •		$1,595	1,574
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		12,900	12,694
Carmax Auto Owner Trust 5.340% due 12/15/2025		9,800	9,829
Carvana Auto Receivables Trust 4.420% due 12/10/2025		6,641	6,606
Chase Funding Trust 5.029% due 08/25/2032 ~		20	18
CIFC Funding Ltd.
5.275% due 10/24/2030 ~		32,900	32,572
5.418% due 04/27/2031 ~		400	395
Citibank Credit Card Issuance Trust
4.683% due 01/20/2025 •		42,400	42,396
4.981% due 04/22/2026 ~		34,800	34,824
Citigroup Mortgage Loan Trust 4.449% due 07/25/2045 •		210	150
CLNC Ltd. 5.689% due 08/20/2035 •		16,926	16,634
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,272	1,183
3.560% due 09/25/2045		1,032	968
Countrywide Asset-Backed Certificates
4.679% due 05/25/2047 •		144	137
5.129% due 05/25/2032 •		72	71
Countrywide Asset-Backed Certificates Trust
4.539% due 09/25/2046 •		24	24
4.929% due 12/25/2034 •		3,943	3,714
5.189% due 10/25/2047 •		1,276	1,192
5.214% due 03/25/2034 •		1,107	1,096
5.289% due 05/25/2036 •		393	383
5.889% due 10/25/2034 ~		1,790	1,768
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC
2.905% due 08/25/2035 ~		1,132	1,107
4.164% due 07/25/2037 ~		212	142
Credit-Based Asset Servicing & Securitization Trust 4.509% due 11/25/2036 •		35	17
Crestline Denali CLO Ltd. 5.465% due 10/23/2031 ~		29,700	29,145
CVC Cordatus Loan Fund DAC 2.676% due 09/15/2031 ~	EUR	19,500	20,314
CWHEQ Revolving Home Equity Loan Trust 4.458% due 01/15/2037 •		$6	5
Daimler Trucks Retail Trust 5.070% due 09/16/2024		62,100	62,059
Delta Funding Home Equity Loan Trust 5.138% due 09/15/2029 ~		17	16
Dryden Euro CLO DAC 2.038% due 04/15/2033 •	EUR	9,400	9,763
ECMC Group Student Loan Trust
5.139% due 02/27/2068 •		$16,698	15,891
5.389% due 07/25/2069 •		9,121	8,928
5.439% due 05/25/2067 ~		1,094	1,055
Edsouth Indenture LLC 5.119% due 04/25/2039 •		993	982
EFS Volunteer LLC 5.208% due 10/25/2035 •		1,519	1,513
Elevation CLO Ltd. 5.308% due 10/25/2030 •		22,200	21,803
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		28,761	25,159

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

EMC Mortgage Loan Trust 5.129% due 05/25/2040 •		23	21
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		12,700	12,424
5.760% due 10/22/2029		36,200	36,390
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~	EUR	3,750	3,893
Fieldstone Mortgage Investment Trust 6.564% due 08/25/2034 •		$82	82
Finance America Mortgage Loan Trust 5.214% due 08/25/2034 ~		5,825	5,382
First Franklin Mortgage Loan Trust 4.549% due 11/25/2036 ~		915	894
First NLC Trust 4.459% due 08/25/2037 ~		339	161
FirstKey Homes Trust 1.266% due 10/19/2037		53,894	47,798
Ford Auto Securitization Trust 1.162% due 10/15/2025	CAD	24,107	17,296
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024		12,701	9,362
Ford Credit Auto Owner Trust
4.327% due 04/15/2025 •		$19,500	19,525
4.567% due 08/15/2025 •		22,100	22,164
Fremont Home Loan Trust 5.124% due 01/25/2035 •		770	742
Gallatin CLO Ltd.
5.169% due 07/15/2031 ~		9,900	9,729
5.328% due 01/21/2028 •		13,851	13,739
GM Financial Automobile Leasing Trust
4.010% due 10/21/2024		9,000	8,930
4.536% due 10/21/2024 ~		9,800	9,803
GM Financial Consumer Automobile Receivables Trust 4.458% due 11/17/2025 •		33,300	33,367
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		5,700	5,630
GPMT Ltd. 5.711% due 12/15/2036 •		15,000	14,512
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •		11,152	10,983
Greywolf CLO Ltd. 5.518% due 01/27/2031 •		6,000	5,921
GSAA Home Equity Trust 4.929% due 07/25/2037 ~		485	462
GSAMP Trust
4.459% due 12/25/2036 ~		270	135
4.909% due 06/25/2036 •		3,457	3,310
5.139% due 01/25/2034 •		1,084	1,035
GSRPM Mortgage Loan Trust 4.889% due 03/25/2035 •		1,076	1,058
Harvest CLO DAC 2.138% due 07/15/2031 •	EUR	9,500	9,821
HERA Commercial Mortgage Ltd. 5.389% due 02/18/2038 ~		$8,300	8,039
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		11,200	10,925
Home Equity Asset Trust
4.974% due 07/25/2036 ~		2,975	2,928
5.309% due 02/25/2033 ~		1	1
5.334% due 06/25/2034 •		2,350	2,289
HSI Asset Loan Obligation Trust 4.136% due 12/25/2036 •		85	29
HSI Asset Securitization Corp. Trust
4.709% due 05/25/2037 •		47	47
4.884% due 02/25/2036 ~		2,101	1,972
Hyundai Auto Lease Securitization Trust 4.507% due 01/15/2025 ~		10,000	10,008
Hyundai Auto Receivables Trust 4.587% (SOFR30A + 0.780%) due 11/17/2025 ~		57,000	57,185
Invesco Euro CLO DAC 2.028% due 07/15/2031 ~	EUR	2,500	2,599
JP Morgan Mortgage Acquisition Trust
4.599% due 10/25/2036 ~		$2,558	2,514
4.629% due 05/25/2037 ~		814	806
4.794% due 07/25/2036 ~		2,008	1,943
Jubilee CLO DAC 1.988% due 04/15/2030 •	EUR	6,300	6,592
KKR CLO Ltd.
5.029% due 07/15/2030 •		$11,509	11,300
5.134% due 07/18/2030 ~		14,336	14,203
Laurelin DAC 2.176% due 10/20/2031 •	EUR	31,700	32,898
LCM LP 5.243% due 07/20/2030 •		$34,770	34,250
Lehman ABS Mortgage Loan Trust 4.479% due 06/25/2037 •		230	163

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

LL ABS Trust 1.070% due 05/15/2029	2,523	2,436
LoanCore Issuer Ltd.
4.722% due 07/15/2035 ~	6,349	6,165
5.618% due 07/15/2036 •	5,000	4,817
Long Beach Mortgage Loan Trust
4.949% due 10/25/2034 •	359	329
5.089% due 03/25/2032 ~	16	16
5.364% due 04/25/2035 •	9,712	9,575
5.409% due 08/25/2033 •	475	471
M360 Ltd. 5.861% due 11/22/2038 ~	22,500	22,166
Madison Park Funding Ltd. 5.245% due 01/22/2028 •	4,727	4,682
Marble Point CLO Ltd. 5.119% due 10/15/2030 •	44,400	43,543
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •	382	380
Master Credit Card Trust 4.844% due 07/21/2024 •	89,700	89,701
MASTR Asset-Backed Securities Trust
4.439% due 01/25/2037 •	261	76
4.489% due 11/25/2036 •	48	16
5.089% due 09/25/2034 ~	6,525	5,545
5.169% due 02/25/2034 ~	874	829
Mercedes-Benz Auto Receivables Trust 5.260% due 10/15/2025	11,100	11,120
Merrill Lynch Mortgage Investors Trust
4.549% due 09/25/2037 •	3	1
4.629% due 02/25/2037 •	260	79
4.974% due 12/25/2036 •	26	26
MF1 Ltd.
5.419% due 10/16/2036 •	52,000	49,887
6.150% due 11/15/2035 ~	30,631	30,239
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~	34,875	34,040
MidOcean Credit CLO
5.445% due 01/29/2030 •	22,368	22,110
5.725% due 02/20/2031 ~	31,800	31,262
MKS CLO Ltd. 5.243% due 07/20/2030 •	7,078	6,954
MMAF Equipment Finance LLC 5.570% due 09/09/2025	46,300	46,390
Morgan Stanley ABS Capital, Inc. Trust
4.449% due 05/25/2037 ~	89	78
4.589% due 09/25/2036 •	17	7
5.009% due 12/25/2035 •	492	476
5.289% due 05/25/2034 •	12,559	12,008
Morgan Stanley Home Equity Loan Trust 5.379% due 05/25/2035 •	724	700
Morgan Stanley IXIS Real Estate Capital Trust 4.439% due 11/25/2036 •	8	3
Mountain View CLO LLC 5.169% due 10/16/2029 •	12,331	12,200
Navient Private Education Loan Trust
2.460% due 11/15/2068	1,986	1,815
2.650% due 12/15/2028	1,064	1,054
2.740% due 02/15/2029	80	80
5.768% due 07/16/2040 •	7,012	6,915
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069	744	633
1.110% due 02/18/2070	29,620	24,973
1.170% due 09/16/2069	8,606	7,637
1.330% due 04/15/2069	2,374	2,026
1.690% due 05/15/2069	14,804	13,330
5.318% due 04/15/2069 ~	9,378	9,130
Navient Student Loan Trust
4.739% due 03/25/2067 •	205	205
5.189% due 07/26/2066 ~	11,622	11,334
5.439% due 12/27/2066 •	17,756	17,466
Nelnet Student Loan Trust
4.989% due 02/27/2051 ~	3,140	3,105
5.089% due 09/27/2038 ~	3,214	3,124
5.189% due 09/25/2065 •	2,211	2,187
5.189% due 08/25/2067 ~	24,303	23,911
5.239% due 02/25/2066 ~	2,443	2,398
5.289% due 06/27/2067 ~	47,800	47,351
Neuberger Berman CLO Ltd. 5.124% due 10/18/2029 ~	4,260	4,195
New Century Home Equity Loan Trust
4.749% due 05/25/2036 •	128	125
5.319% due 11/25/2034 •	1,890	1,792
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.539% due 07/25/2036 •	2,990	2,690
Northstar Education Finance, Inc. 5.089% due 12/26/2031 •	1,319	1,311

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

NovaStar Mortgage Funding Trust
5.049% due 01/25/2036 ~		3,365	3,303
5.469% due 06/25/2035 ~		1,575	1,564
Oak Hill European Credit Partners DAC 2.196% due 10/20/2031 •	EUR	36,000	37,391
Oaktree CLO Ltd. 5.435% due 04/22/2030 •		$14,200	13,887
OCP CLO Ltd. 5.363% due 07/20/2029 ~		1,970	1,952
OCP Euro CLO DAC 2.382% due 09/22/2034 •	EUR	9,000	9,364
Option One Mortgage Loan Trust 5.049% due 05/25/2035 ~		$137	135
OZLM Ltd.
5.343% due 10/20/2031 ~		3,800	3,726
5.674% due 05/16/2030 ~		25,355	24,970
Palmer Square European Loan Funding DAC 2.158% due 04/15/2031 •	EUR	25,648	26,694
Palmer Square Loan Funding Ltd.
4.879% due 10/15/2029 ~		$8,769	8,641
5.143% due 04/20/2029 •		2,707	2,675
5.475% due 02/20/2028 •		2,491	2,475
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028		5,000	4,962
PFP Ltd.
5.168% due 04/14/2038 •		1,580	1,538
5.326% due 08/09/2037 •		16,607	15,896
6.600% due 08/19/2035 ~		18,600	18,271
PRET LLC
1.868% due 07/25/2051 þ		3,201	2,841
1.992% due 02/25/2061 þ		8,660	7,849
2.240% due 09/27/2060 þ		3,919	3,589
2.487% due 07/25/2051 þ		7,713	7,162
RAAC Trust 4.939% due 01/25/2046 ~		2,904	2,830
Ready Capital Mortgage Financing LLC
5.339% due 07/25/2036 •		5,974	5,663
5.594% due 01/25/2037 •		35,800	34,948
Regatta Funding Ltd. 5.329% due 10/17/2030 ~		1,500	1,484
Renaissance Home Equity Loan Trust
3.894% due 08/25/2033 •		280	259
5.109% due 11/25/2034 ~		133	113
Residential Asset Mortgage Products Trust
5.036% due 01/25/2034 •		1,416	1,387
5.079% due 10/25/2035 •		50	49
5.169% due 07/25/2035 ~		478	471
Residential Asset Securities Corp. Trust 5.034% due 03/25/2035 ~		476	472
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026		5,206	5,190
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		3,300	3,198
SBA Tower Trust 3.869% due 10/15/2049 þ		9,800	9,372
Sculptor CLO Ltd. 5.349% due 01/15/2031 •		19,700	19,338
Securitized Asset-Backed Receivables LLC Trust
5.059% due 08/25/2034 ~		3,243	2,882
5.064% due 01/25/2035 ~		468	429
SLC Student Loan Trust 4.666% due 05/15/2029 ~		3,237	3,130
SLM Student Loan Trust
4.498% due 10/25/2028 •		533	530
4.498% due 10/27/2031 •		12,942	12,865
4.508% due 10/25/2029 ~		2,627	2,610
4.839% due 06/25/2043 ~		8,820	8,428
4.958% due 10/25/2029 ~		3,368	3,343
4.958% due 10/25/2029 •		7,263	7,201
5.039% due 12/27/2038 ~		1,638	1,571
5.089% due 01/25/2029 •		3,641	3,483
5.108% due 04/25/2023 •		961	931
5.258% due 07/25/2023 ~		1,941	1,922
5.858% due 04/25/2023 ~		11,082	11,032
6.058% due 07/25/2023 ~		3,454	3,420
SMB Private Education Loan Trust
1.340% due 03/17/2053		12,948	11,353
1.600% due 09/15/2054		10,823	9,623
2.340% due 09/15/2034		359	342
5.239% due 09/15/2054 •		39,747	38,494
5.657% due 05/16/2050 •		4,207	4,213
5.768% due 02/17/2032 ~		1,437	1,427
SoFi Consumer Loan Program Trust 6.210% due 04/15/2031		22,900	22,906
SoFi Professional Loan Program LLC
2.400% due 03/26/2040		136	135

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

3.020% due 02/25/2040		334	319
4.989% due 07/25/2040 ~		28	28
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		12,943	11,604
Sound Point CLO Ltd.
5.225% due 01/23/2029 ~		1,008	996
5.293% due 10/20/2028 •		5,612	5,568
5.315% due 01/23/2029 •		25,260	25,130
5.338% due 07/25/2030 •		40,700	40,089
Soundview Home Loan Trust
4.929% due 03/25/2036 •		1,419	1,390
4.949% due 05/25/2036 ~		10,955	10,471
Specialty Underwriting & Residential Finance Trust 5.364% due 12/25/2035 ~		502	488
Stonepeak ABS 2.301% due 02/28/2033		9,189	8,186
Structured Asset Investment Loan Trust 5.364% due 10/25/2033 •		1	1
Structured Asset Securities Corp. Mortgage Loan Trust 5.620% due 04/25/2035 •		240	233
Symphony CLO Ltd. 5.039% due 04/16/2031 •		3,025	2,984
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		21,152	20,831
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		44,400	43,424
TCW CLO Ltd. 5.328% due 04/25/2031 ~		4,000	3,939
Terwin Mortgage Trust 4.809% due 07/25/2037 •		651	640
Theorem Funding Trust 1.210% due 12/15/2027		2,522	2,482
THL Credit Wind River CLO Ltd. 5.159% due 04/15/2031 ~		37,700	36,689
Toro European CLO DAC 2.239% due 01/12/2032 •	EUR	8,600	8,869
Towd Point Asset Trust 5.053% due 11/20/2061 •		$21,812	21,498
Toyota Auto Receivables Owner Trust
3.830% due 08/15/2025		4,130	4,092
4.378% due 08/15/2025 ~		10,000	10,009
5.026% due 01/15/2026 •		26,300	26,368
TPG Real Estate Finance Issuer Ltd. 5.590% due 10/15/2034 •		7,011	6,923
Venture CLO Ltd.
4.959% due 04/15/2027 ~		32,429	32,379
4.959% due 07/15/2027 •		2,899	2,905
5.139% due 07/15/2031 ~		9,400	9,268
5.143% due 10/20/2028 •		21,808	21,543
5.343% due 01/20/2029 •		24,353	24,070
5.373% due 04/20/2032 ~		16,700	16,282
5.596% due 09/07/2030 •		19,500	19,145
Vibrant CLO Ltd.
5.283% due 09/15/2030 •		56,771	55,871
5.363% due 07/20/2032 •		7,650	7,526
VMC Finance LLC 5.439% due 06/16/2036 ~		2,774	2,603
Voya CLO Ltd. 5.079% due 10/15/2030 •		2,100	2,063
Washington Mutual Asset-Backed Certificates Trust 3.816% due 10/25/2036 •		46	18
World Omni Auto Receivables Trust 3.730% due 03/16/2026		13,100	12,937

Total Asset-Backed Securities (Cost $2,938,621)			2,840,580

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
3.705% (BBSW3M + 0.800%) due 10/08/2024 ~	AUD	8,800	5,975
5.536% (US0003M + 0.775%) due 06/01/2023 ~		$12,600	12,625
Israel Government International Bond 1.500% due 11/30/2023	ILS	5,800	1,619

Total Sovereign Issues (Cost $20,862)			20,219

SHORT-TERM INSTRUMENTS 3.2%
COMMERCIAL PAPER 3.0%
American Electric Power Co., Inc. 4.800% due 01/04/2023		$31,600	31,580
AT&T, Inc. 4.650% due 01/03/2023		25,000	24,987
BP Capital Markets PLC 4.750% due 02/10/2023		99,400	98,875

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

Crown Castle, Inc.
5.100% due 01/05/2023		31,550	31,524
5.100% due 01/09/2023		98,300	98,167
Electricite de France SA 5.000% due 01/20/2023		29,500	29,420
Enel Finance America LLC 6.000% due 01/12/2023		17,700	17,670
Fiserv, Inc. 4.630% due 01/09/2023		9,800	9,788
Toronto-Dominion Bank 3.640% due 04/21/2023		13,000	13,008

			355,019

REPURCHASE AGREEMENTS (f) 0.0%			2,935

ISRAEL TREASURY BILLS 0.1%
1.184% due 03/02/2023 (c)(d)	ILS	50,100	14,169

U.S. TREASURY BILLS 0.1%
4.231% due 03/02/2023 - 03/23/2023 (b)(c)(j)		$9,672	9,591

Total Short-Term Instruments (Cost $382,234)			381,714

Total Investments in Securities (Cost $12,552,895)			12,096,377

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		6,327	61

Total Short-Term Instruments (Cost $61)			61

Total Investments in Affiliates (Cost $61)			61

Total Investments 100.5% (Cost $12,552,956)			$12,096,438
Financial Derivative Instruments (h)(i) (0.1)%(Cost or Premiums, net $(25,448))			(12,264)
Other Assets and Liabilities, net (0.4)%			(42,485)

Net Assets 100.0%			$12,041,689

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Coupon represents a weighted average yield to maturity.
(c)							Zero coupon security.
(d)							Coupon represents a yield to maturity.
(e)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				2.850%	05/25/2024	10/5/2020	$2,687	$2,506	0.02%
Citigroup, Inc.				5.850	03/17/2026	3/10/2022	29,425	29,510	0.25
Deutsche Bank AG				0.898	05/28/2024	05/25/2021 - 03/31/2022	18,409	17,360	0.14
Morgan Stanley				3.000	02/07/2024	10/21/2020	3,891	3,597	0.03
Wells Fargo & Co.				2.509	10/27/2023	10/14/2020 - 10/12/2021	26,971	25,176	0.21
Wells Fargo & Co.				3.184	02/08/2024	10/06/2020	1,534	1,441	0.01

							$82,917	$79,590	0.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$2,935	U.S. Treasury Bills 0.000% due 06/29/2023		$(2,994)	$2,935	$2,935

Total Repurchase Agreements							$(2,994)	$2,935	$2,935

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				4.380%	12/30/2022	01/03/2023	$(20,500)		$(20,510)
DEU				4.400	12/30/2022	01/03/2023	(106,365)		(106,417)

Total Reverse Repurchase Agreements									$(126,927)

(g)							Securities with an aggregate market value of $126,649 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(374,094) at a weighted average interest rate of 0.720%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures				09/2023	12,488	$2,967,149	$(411)	$0	$(1,092)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	4,748	$(1,142,250)	$2,663	$119	$0
U.S. Treasury 2-Year Note March Futures	03/2023	9,121	(1,870,518)	1,511	1,425	0
U.S. Treasury 5-Year Note March Futures	03/2023	12,186	(1,315,231)	2,879	1,047	0
U.S. Treasury 10-Year Note March Futures	03/2023	423	(47,502)	124	59	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	219	(29,414)	162	110	0
U.S. Ultra Treasury Note March Futures	03/2023	1,189	(140,636)	858	74	0

$8,197	$2,834	$0

Total Futures Contracts	$7,786	$2,834	$(1,092)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.867%	$12,700	$161	$(141)	$20	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847	7,900	60	(45)	15	0	0

$221	$(186)	$35	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-37 5-Year Index	(1.000)%	Quarterly	12/20/2026	$247,100	$(5,641)	$2,818	$(2,823)	$25	$0
CDX.IG-39 5-Year Index	(1.000)	Quarterly	12/20/2027	2,815,600	(20,028)	(3,513)	(23,541)	0	(111)

$(25,669)	$(695)	$(26,364)	$25	$(111)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$807,200	$0	$(27)	$(27)	$0	$(41)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	618,000	0	(20)	(20)	0	(31)

$0	$(47)	$(47)	$0	$(72)

Total Swap Agreements	$(25,448)	$(928)	$(26,376)	$26	$(183)

Cash of $82,336 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	02/2023		$3,876	AUD	5,712	$20	$0
BPS	03/2023	ILS	49,694		$14,637	459	0
BRC	01/2023		$7,428	GBP	6,094	0	(59)
CBK	02/2023	AUD	541,322		$362,464	0	(6,729)
	03/2023		$7,747	MXN	151,984	0	(55)
	11/2023	ILS	5,707		$1,729	73	0
DUB	03/2023	MXN	150,099		7,553	0	(43)
JPM	01/2023	GBP	221,946		268,005	0	(359)
	02/2023	AUD	122,695		82,612	0	(1,069)
MBC	01/2023	EUR	241,486		253,094	0	(5,514)
	01/2023	JPY	204,400		1,509	0	(50)
	01/2023		$1,315	CAD	1,796	11	0
	02/2023	AUD	26,911		$18,052	0	(301)
	02/2023		$8,951	AUD	13,295	116	0
MYI	02/2023		4,691		6,917	27	0
SCX	01/2023	CAD	23,430		$17,441	135	0
	01/2023		$5,653	GBP	4,642	10	(51)
	02/2023	AUD	67,757		$45,426	0	(786)
TOR	01/2023	CAD	59,562		44,308	316	0

Total Forward Foreign Currency Contracts						$1,167	$(15,016)

(j)

Securities with an aggregate market value of $9,591 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments			$0		$8,030	$16,438	$24,468
Corporate Bonds & Notes
Banking & Finance			0		4,087,939	0	4,087,939
Industrials			0		2,041,840	0	2,041,840
Utilities			0		462,190	0	462,190
Municipal Bonds & Notes
Louisiana			0		15,286	0	15,286
Pennsylvania			0		1,337	0	1,337
U.S. Government Agencies			0		774,342	0	774,342
Non-Agency Mortgage-Backed Securities			0		1,446,462	0	1,446,462
Asset-Backed Securities			0		2,840,580	0	2,840,580
Sovereign Issues			0		20,219	0	20,219
Short-Term Instruments
Commercial Paper			0		355,019	0	355,019
Repurchase Agreements			0		2,935	0	2,935
Israel Treasury Bills			0		14,169	0	14,169
U.S. Treasury Bills			0		9,591	0	9,591

			$0		$12,079,939	$16,438	$12,096,377
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$61		$0	$0	$61

Total Investments			$61		$12,079,939	$16,438	$12,096,438

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		2,860	0	2,860
Over the counter			0		1,167	0	1,167

			$0		$4,027	$0	$4,027
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(1,275)	0	(1,275)
Over the counter			0		(15,016)	0	(15,016)

			$0		$(16,291)	$0	$(16,291)

Total Financial Derivative Instruments			$0		$(12,264)	$0	$(12,264)

Totals			$61		$12,067,675	$16,438	$12,084,174

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.0% ¤
CORPORATE BONDS & NOTES 12.5%
BANKING & FINANCE 8.1%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,091
3.300% due 01/30/2032		1,300	1,019
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	692
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	2,800	2,888
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		$3,000	2,977
Barclays PLC
4.972% due 05/16/2029 •		1,400	1,317
6.024% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,800
7.125% due 06/15/2025 •(g)(h)	GBP	3,900	4,469
7.250% due 03/15/2023 •(g)(h)		400	479
7.750% due 09/15/2023 •(g)(h)		$2,189	2,143
8.000% due 06/15/2024 •(g)(h)		2,000	1,948
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	900	947
Credit Suisse Group AG
3.091% due 05/14/2032 •		$1,500	1,039
3.750% due 03/26/2025		600	540
6.250% due 12/18/2024 •(g)(h)		900	710
6.375% due 08/21/2026 •(g)(h)		1,700	1,223
7.500% due 07/17/2023 •(g)(h)		2,800	2,245
7.500% due 12/11/2023 •(g)(h)		3,900	3,416
Danske Bank AS 5.795% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,400
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,270
1.625% due 01/20/2027		2,200	2,080
1.750% due 01/17/2028		200	183
3.547% due 09/18/2031 •		$500	402
3.961% due 11/26/2025 •		6,300	6,025
5.966% (US0003M + 1.230%) due 02/27/2023 ~		5,000	5,001
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,146
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	1,800	1,885
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,100	1,030
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$700	634
5.125% due 06/16/2025		400	385
5.584% due 03/18/2024		200	198
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,745
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	240
3.000% due 05/29/2030 •	GBP	2,700	2,714
4.292% due 09/12/2026 •		$1,300	1,245
4.300% due 03/08/2026		600	581
6.000% due 05/22/2027 •(g)(h)		200	184
6.500% due 03/23/2028 •(g)(h)		200	185
ING Groep NV
4.250% due 05/16/2031 •(g)(h)		700	482
5.750% due 11/16/2026 •(g)(h)		1,100	977
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)(h)	EUR	1,400	1,450
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		$4,500	4,502
Lloyds Banking Group PLC
4.550% due 08/16/2028		2,500	2,357
4.947% due 06/27/2025 •(g)(h)	EUR	200	206
7.500% due 09/27/2025 •(g)(h)		$1,845	1,784
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	200	177
NatWest Group PLC
2.000% due 03/04/2025 •	EUR	1,000	1,045
4.519% due 06/25/2024 •		$1,500	1,486
4.892% due 05/18/2029 •		3,500	3,318

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.076% due 01/27/2030 •		1,500	1,416
6.274% (US0003M + 1.550%) due 06/25/2024 ~		3,100	3,101
8.000% due 08/10/2025 •(g)(h)		1,400	1,381
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	18,949	2,105
Nykredit Realkredit AS 1.500% due 10/01/2053		95,131	10,563
OneMain Finance Corp. 6.125% due 03/15/2024		$700	679
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	933
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	27,771	3,084
RLJ Lodging Trust LP 3.750% due 07/01/2026		$1,200	1,070
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		3,100	3,049
Societe Generale SA
7.375% due 10/04/2023 •(g)(h)		400	384
7.875% due 12/18/2023 •(g)(h)		1,000	992
Standard Chartered PLC 7.750% due 04/02/2023 •(g)		400	398
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		5,700	4,363
Swedbank AB 4.000% due 03/17/2029 •(g)(h)		400	310
UBS AG 5.125% due 05/15/2024 (h)		4,600	4,550
UBS Group AG 4.751% due 05/12/2028 •		7,900	7,572
VICI Properties LP 4.750% due 02/15/2028		2,700	2,566
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	700	724
2.393% due 06/02/2028 •		$19,600	17,328
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	3,459

			152,287

INDUSTRIALS 4.0%
Aker BP ASA 2.875% due 01/15/2026		$750	694
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,271
BAT International Finance PLC 3.950% due 06/15/2025		1,000	961
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,185
3.137% due 11/15/2035		500	369
3.187% due 11/15/2036		2,500	1,804
3.419% due 04/15/2033		3,200	2,574
3.500% due 02/15/2041		800	571
3.750% due 02/15/2051		300	208
Centene Corp. 4.625% due 12/15/2029		3,000	2,748
Charter Communications Operating LLC
4.908% due 07/23/2025		2,200	2,158
6.090% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,622
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,178
DAE Funding LLC
1.625% due 02/15/2024		1,600	1,520
2.625% due 03/20/2025		900	843
3.375% due 03/20/2028		900	800
Expedia Group, Inc.
4.625% due 08/01/2027		300	288
6.250% due 05/01/2025		176	178
Hyatt Hotels Corp. 1.800% due 10/01/2024		4,100	3,844
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		1,700	1,495
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		3,800	3,218
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	5,548
3.500% due 07/26/2026		400	367
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	1,946
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	421
Kraft Heinz Foods Co. 3.750% due 04/01/2030		$1,200	1,096
Micron Technology, Inc.
4.185% due 02/15/2027		1,500	1,422
5.327% due 02/06/2029		1,300	1,251

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

MPLX LP 2.650% due 08/15/2030		1,600	1,300
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	1,405
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,900	1,862
3.522% due 09/17/2025		800	744
4.345% due 09/17/2027		3,300	2,998
4.810% due 09/17/2030		4,900	4,169
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,600	1,365
Sands China Ltd.
3.350% due 03/08/2029		1,200	982
3.750% due 08/08/2031		1,200	946
5.625% due 08/08/2025		4,000	3,830
5.900% due 08/08/2028		2,900	2,719
T-Mobile USA, Inc.
2.700% due 03/15/2032		800	649
3.375% due 04/15/2029		1,500	1,324
3.500% due 04/15/2031		1,200	1,039
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		1,100	954
4.279% due 03/15/2032		5,200	4,297

			76,163

UTILITIES 0.4%
Pacific Gas & Electric Co.
1.700% due 11/15/2023		3,200	3,098
3.000% due 06/15/2028		1,100	953
4.550% due 07/01/2030		1,500	1,363
Sprint LLC 7.875% due 09/15/2023		400	406
Vodafone Group PLC 2.500% due 05/24/2039	EUR	1,100	898

			6,718

Total Corporate Bonds & Notes (Cost $266,012)			235,168

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		$100	107
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		975	904

			1,011

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		102	104
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	217

			321

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	118

Total Municipal Bonds & Notes (Cost $1,475)			1,450

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
2.889% due 07/01/2044 •		4	4
3.257% due 05/25/2035 ~		3	3
3.750% due 07/25/2042		6,159	5,580
3.811% due 01/01/2036 •		6	6
3.975% due 12/01/2036 •		1	1
4.076% due 12/25/2036 •		6	6
4.135% due 08/01/2033 •		3	3
4.198% due 06/01/2033 •		84	83
4.739% due 07/25/2037 •		9	8
4.739% due 03/25/2044 ~		32	31
4.769% due 07/25/2037 ~		15	15
4.789% due 09/25/2035 •		30	29
4.799% due 09/25/2035 ~		70	69
4.838% due 09/01/2034 •		1	1
5.000% due 04/25/2033		1	1
5.109% due 06/25/2037 •		108	107
5.139% due 01/25/2040 •		283	282
Freddie Mac
2.480% due 03/01/2034 •		24	24

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

2.889% due 02/25/2045 •	7	7
4.000% due 11/01/2047 - 01/01/2048	1,978	1,893
4.500% due 03/01/2029	13	13
4.888% due 06/15/2041 •	41	41
5.018% due 08/15/2037 •	68	67
5.028% due 10/15/2037 •	12	12
5.038% due 05/15/2037 - 09/15/2037 •	80	80
5.500% due 07/01/2038	12	13
Ginnie Mae
1.750% due 11/20/2044 •	503	491
5.000% due 04/15/2036 - 09/15/2039	553	565
Ginnie Mae, TBA 5.000% due 01/01/2053	6,000	5,946
U.S. Small Business Administration 5.520% due 06/01/2024	8	8
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	14,654	13,575
5.500% due 03/01/2034 - 07/01/2035	52	53
6.000% due 08/01/2036 - 02/01/2038	47	49
6.500% due 10/01/2035 - 10/01/2036	134	137
Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2053	33,800	32,539

Total U.S. Government Agencies (Cost $63,904)		61,742

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	10,500	6,832
3.000% due 08/15/2048	600	493
3.000% due 02/15/2049	22,200	18,294
4.625% due 02/15/2040	5,900	6,346
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030	27,547	24,682
0.125% due 01/15/2031	5,495	4,884
0.625% due 02/15/2043	1,037	837
0.750% due 02/15/2045	2,784	2,254
1.000% due 02/15/2046	4,528	3,850
1.000% due 02/15/2048	7,613	6,416
1.375% due 02/15/2044	6,521	6,062
U.S. Treasury Notes
0.375% due 12/31/2025 (k)(m)	5,300	4,737
0.500% due 02/28/2026 (m)	21,900	19,517
1.750% due 05/15/2023 (k)(m)	2,140	2,118
1.750% due 12/31/2024 (k)(m)	13,300	12,627
2.250% due 12/31/2023 (k)	6,300	6,145
2.375% due 05/15/2029 (m)	67,500	61,378
2.625% due 12/31/2025 (k)(m)	15,300	14,634
2.750% due 02/15/2024 (k)	4,700	4,599
3.000% due 09/30/2025 (k)(m)	36,600	35,382

Total U.S. Treasury Obligations (Cost $271,740)		242,087

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
BAMLL Commercial Mortgage Securities Trust 5.768% due 09/15/2038 •	10,400	9,606
Banc of America Funding Trust
3.418% due 05/25/2035 ~	14	13
4.273% due 01/20/2047 ^~	31	28
Bear Stearns Adjustable Rate Mortgage Trust
3.200% due 01/25/2034 ~	1	1
4.010% due 01/25/2034 ~	11	11
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	94	87
3.729% due 09/25/2035 ^~	27	17
4.729% due 08/25/2036 ^•	907	782
4.729% due 04/25/2037 ~	3,091	2,656
ChaseFlex Trust 4.689% due 07/25/2037 ~	280	269
Citigroup Mortgage Loan Trust
3.871% due 09/25/2037 ^~	1,155	993
5.410% due 10/25/2035 ~	5	4
6.170% due 09/25/2062 þ	9,902	9,698
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~	7,075	6,754
Countrywide Alternative Loan Trust
3.608% due 08/25/2035 ~	4,474	3,871
4.629% due 06/25/2036 •	1,173	1,051
4.749% due 05/25/2047 ~	130	110
4.773% due 03/20/2046 •	2,475	1,932
4.813% due 05/20/2046 ^~	60	50
6.000% due 10/25/2033	7	7
6.000% due 12/25/2034	2,480	2,203
6.000% due 12/25/2035 ^	1,786	1,317
Countrywide Home Loan Mortgage Pass-Through Trust
3.671% due 02/20/2035 ~	11	10
5.910% due 02/20/2036 ^~	8	7

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,525	3,249
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		4,972	4,513
2.215% due 11/25/2061 ~		984	934
2.688% due 03/25/2059 ~		1,247	1,184
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.889% due 02/25/2035 ~		130	123
European Loan Conduit DAC 2.803% due 02/17/2030 •	EUR	3,520	3,605
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		$16	11
Frost CMBS DAC 2.952% due 11/20/2033 •	EUR	2,497	2,529
Grifonas Finance PLC 1.264% due 08/28/2039 ~		108	105
GSMPS Mortgage Loan Trust 4.739% due 01/25/2036 •		$1,483	1,227
GSR Mortgage Loan Trust
3.028% due 06/25/2034 ~		18	17
3.719% due 11/25/2035 ~		12	10
3.954% due 11/25/2035 ^~		57	47
6.000% due 03/25/2037 ^		15	8
HarborView Mortgage Loan Trust
4.749% due 12/19/2036 •		986	813
4.779% due 05/19/2035 ~		547	487
Impac CMB Trust 5.389% due 07/25/2033 ~		3	3
IndyMac INDX Mortgage Loan Trust 4.769% due 09/25/2046 •		181	157
JP Morgan Chase Commercial Mortgage Securities Trust 5.768% due 12/15/2031 •		1,220	1,162
JP Morgan Mortgage Trust
3.453% due 07/25/2035 ~		197	190
3.650% due 08/25/2034 ~		163	161
3.763% due 11/25/2035 ^~		39	32
5.750% due 01/25/2036 ^		21	10
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		3,835	3,447
1.750% due 04/25/2061 þ		2,530	2,300
1.750% due 07/25/2061 þ		4,211	3,827
2.250% due 07/25/2067 þ		2,159	1,943
LUXE Commercial Mortgage Trust 5.718% due 10/15/2038 •		10,800	10,230
MASTR Adjustable Rate Mortgages Trust 2.848% due 12/25/2046 ~		7,490	5,626
Merrill Lynch Mortgage Investors Trust
3.046% due 02/25/2035 ~		250	234
4.385% due 11/25/2035 •		11	10
4.809% due 02/25/2036 ~		24	22
6.709% due 12/25/2032 ~		1	1
Morgan Stanley Capital Trust 5.767% due 12/15/2023 •		5,100	4,653
Natixis Commercial Mortgage Securities Trust 5.718% due 08/15/2038 •		6,300	5,791
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,739	2,557
NYO Commercial Mortgage Trust 5.863% due 11/15/2038 •		8,000	7,212
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		4,126	3,877
Prime Mortgage Trust 4.789% due 02/25/2034 •		2	2
Residential Accredit Loans, Inc. Trust
2.644% due 10/25/2037 ~		1,227	1,069
4.729% due 01/25/2037 ~		1,174	956
4.759% due 08/25/2036 ~		333	293
SREIT Trust 5.415% due 10/15/2038 •		9,000	8,592
Structured Adjustable Rate Mortgage Loan Trust 3.678% due 08/25/2035 ~		23	19
Structured Asset Mortgage Investments Trust 4.839% due 07/19/2035 ~		118	106
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	695	791
Thornburg Mortgage Securities Trust 6.666% due 06/25/2047 ^•		$189	155
Towd Point Mortgage Funding 3.826% due 07/20/2045 ~	GBP	9,269	11,086
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$5,841	5,369
3.204% due 10/25/2057 ~		4,900	3,915
5.389% due 05/25/2058 ~		1,497	1,484
WaMu Mortgage Pass-Through Certificates Trust
2.748% due 03/25/2047 ^~		1,572	1,326
2.798% due 06/25/2047 •		2,500	1,937

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

2.835% due 02/27/2034 •		10	9
3.048% due 02/25/2046 ~		49	43
3.118% due 01/25/2046 •		3,108	2,645
3.248% due 11/25/2042 ~		6	6
3.448% due 08/25/2042 •		4	3
3.524% due 07/25/2037 ^~		4,723	4,289
4.759% due 05/25/2034 ~		1,265	1,184
4.969% due 10/25/2045 ~		9	9
Washington Mutual Mortgage Pass-Through Certificates Trust 2.878% due 11/25/2046 •		4,904	3,907

Total Non-Agency Mortgage-Backed Securities (Cost $175,255)			162,979

ASSET-BACKED SECURITIES 29.0%
Aames Mortgage Investment Trust 5.006% due 07/25/2035 •		1,304	1,288
ACE Securities Corp. Home Equity Loan Trust
4.519% due 12/25/2036 •		4,493	2,573
4.609% due 11/25/2036 •		2,524	1,114
5.289% due 09/25/2033 ~		1,927	1,828
Aegis Asset-Backed Securities Trust 4.629% due 01/25/2037 ~		334	255
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.399% due 04/25/2034 ~		794	727
5.364% due 07/25/2035 ~		800	724
Apex Credit CLO Ltd. 6.346% due 09/20/2029 ~		4,275	4,163
AREIT Trust 6.159% due 11/17/2038 ~		2,100	1,994
Ares European CLO DAC
2.158% due 10/15/2031 •	EUR	7,100	7,367
2.306% due 04/20/2032 ~		5,600	5,823
Argent Securities Trust
4.869% due 06/25/2036 •		$5,948	1,677
4.929% due 05/25/2036 •		5,697	1,441
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.744% due 06/26/2034 •		807	788
5.149% due 02/25/2036 •		5,683	4,337
Asset-Backed Funding Certificates Trust
4.519% due 01/25/2037 ~		2,026	1,407
5.439% due 03/25/2034 ^•		439	414
Asset-Backed Securities Corp. Home Equity Loan Trust
5.199% due 06/25/2034 ~		3,321	3,081
5.349% due 07/25/2035 •		37	37
Aurium CLO DAC 2.108% due 01/16/2031 ~	EUR	11,295	11,825
Bayview Financial Asset Trust 4.839% due 03/25/2037 •		$401	394
Bear Stearns Asset-Backed Securities Trust
3.847% due 10/25/2036 ~		183	110
4.739% due 05/25/2037 ^•		11,500	8,829
5.339% due 10/25/2037 ~		1,374	1,284
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		2,700	2,666
5.579% due 10/15/2030 •		4,800	4,649
Black Diamond CLO DAC 2.778% due 05/15/2032 •	EUR	5,300	5,501
BNC Mortgage Loan Trust 3.573% due 10/25/2036 ~		$419	410
BNPP AM Euro CLO DAC 2.322% due 07/22/2032 ~	EUR	7,500	7,780
BPCRE Holder LLC 6.725% due 01/16/2037 •		$4,600	4,539
Cairn CLO DAC 2.158% due 10/15/2031 ~	EUR	2,400	2,515
Carlyle Euro CLO DAC
2.078% due 01/15/2031 ~		4,198	4,385
2.688% due 08/15/2032 ~		4,400	4,575
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$360	359
CIFC Funding Ltd. 5.908% due 04/25/2033 ~		3,600	3,466
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		4,100	3,904
Citigroup Mortgage Loan Trust
4.649% due 03/25/2037 •		815	693
4.709% due 09/25/2036 •		3,946	2,838
4.909% due 03/25/2036 ~		4,309	3,833
Countrywide Asset-Backed Certificates 4.789% due 02/25/2037 ~		818	743
Countrywide Asset-Backed Certificates Trust
3.573% due 05/25/2036 •		1,848	1,777
4.529% due 05/25/2037 ~		2,281	2,091
4.529% due 07/25/2037 ^•		1,284	1,258
4.529% due 06/25/2047 ^~		969	859
4.539% due 04/25/2047 ^~		23	23

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.639% due 02/25/2036 ~		737	662
4.639% due 06/25/2047 ~		1,182	1,133
4.649% due 12/25/2036 ^•		1,381	1,267
4.679% due 10/25/2047 •		4,100	3,582
4.789% due 08/25/2036 •		555	553
4.909% due 12/25/2036 ^•		3,419	3,174
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •		3	3
Credit-Based Asset Servicing & Securitization Trust 3.039% due 07/25/2036 •		1,757	1,635
CVC Cordatus Loan Fund DAC 2.028% due 10/15/2031 ~	EUR	6,200	6,445
Dryden Euro CLO DAC 2.622% due 05/15/2034 •		3,800	3,953
ECMC Group Student Loan Trust 5.389% due 07/25/2069 •		$1,878	1,838
Ellington Loan Acquisition Trust 5.489% due 05/25/2037 •		1,026	986
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~	EUR	2,400	2,492
First Franklin Mortgage Loan Trust
4.499% due 12/25/2037 ~		$885	824
4.689% due 08/25/2036 ~		2,119	1,967
4.869% due 05/25/2036 •		1,900	1,557
First NLC Trust 5.124% due 02/25/2036 ~		14,622	12,476
FREED ABS Trust
1.010% due 11/20/2028		4,145	4,097
1.910% due 03/19/2029		7,200	6,987
Fremont Home Loan Trust 4.449% due 01/25/2037 •		7	3
Galaxy CLO Ltd. 5.049% due 10/15/2030 •		1,600	1,565
Gallatin CLO Ltd. 5.729% due 07/15/2031 ~		3,850	3,703
GE-WMC Asset-Backed Pass-Through Certificates 5.029% due 12/25/2035 ~		7,654	7,182
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		8,992	8,890
GSAMP Trust
4.689% due 08/25/2036 •		2,057	2,015
4.689% due 09/25/2036 •		2,171	804
4.789% due 01/25/2047 ~		857	456
5.079% due 11/25/2035 •		2,008	1,968
5.289% due 11/25/2035 ~		274	255
Halseypoint CLO Ltd. 5.683% due 07/20/2031 •		1,650	1,619
Harvest CLO DAC
2.018% due 10/15/2031 •	EUR	2,100	2,185
2.136% due 10/20/2031 •		5,200	5,406
Home Equity Mortgage Loan Asset-Backed Trust 4.559% due 04/25/2037 •		$9,563	6,666
HSI Asset Securitization Corp. Trust
4.539% due 12/25/2036 •		6,582	5,849
4.854% due 03/25/2036 ~		16,175	14,432
JP Morgan Mortgage Acquisition Trust
4.659% due 07/25/2036 ~		976	811
4.659% due 08/25/2036 •		1,100	978
4.689% due 03/25/2037 ~		5,503	5,156
KKR CLO Ltd.
5.134% due 07/18/2030 ~		2,829	2,803
5.239% due 07/15/2034 ~		2,250	2,200
5.794% due 07/18/2030 ~		5,200	5,052
LCM LP 5.727% due 07/19/2027 •		4,600	4,515
LL ABS Trust 3.760% due 11/15/2029		3,502	3,431
Long Beach Mortgage Loan Trust
4.949% due 10/25/2034 •		12	11
5.304% due 08/25/2035 ~		2,200	1,969
M360 Ltd. 6.611% due 11/22/2038 •		3,800	3,763
Madison Park Euro Funding DAC 2.283% due 10/25/2030 •	EUR	2,400	2,509
Man GLG Euro CLO DAC 2.058% due 10/15/2030 •		1,080	1,129
Marlette Funding Trust
5.180% due 11/15/2032		$5,845	5,801
5.950% due 11/15/2032		3,200	3,125
MASTR Asset-Backed Securities Trust 4.589% due 11/25/2036 ~		7,662	4,673
Merrill Lynch Mortgage Investors Trust 4.929% due 01/25/2037 ~		8,393	7,926
MF1 Ltd. 5.576% due 02/19/2037 ~		8,700	8,306

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
4.519% due 02/25/2037 •		1,866	1,674
4.529% due 05/25/2037 •		426	373
4.569% due 02/25/2037 •		1,481	501
4.604% due 03/25/2037 ~		8,763	3,610
4.689% due 06/25/2036 ~		1,504	790
4.749% due 02/25/2037 •		9,352	3,171
4.849% due 09/25/2036 •		744	337
5.319% due 07/25/2035 ~		3,186	3,061
Morgan Stanley Mortgage Loan Trust 4.569% due 12/25/2036 ~		2,299	932
Nassau Ltd. 5.229% due 10/15/2029 •		2,690	2,656
Oaktree CLO Ltd. 5.363% due 10/20/2032 ~		4,600	4,462
Option One Mortgage Loan Trust
4.489% due 07/25/2036 •		2,498	1,119
4.519% due 07/25/2037 •		3,221	1,825
OZLM Ltd.
5.693% due 07/20/2032 ~		3,700	3,581
5.943% due 07/20/2032 ~		2,250	2,158
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		1,181	1,151
4.970% due 01/15/2030		2,691	2,652
6.060% due 03/15/2030		17,519	17,311
Palmer Square European Loan Funding DAC
2.108% due 07/15/2031 •	EUR	5,923	6,173
2.158% due 04/15/2031 •		6,999	7,284
Popular ABS Mortgage Pass-Through Trust 4.884% due 07/25/2036 •		$1,457	1,359
PRET LLC
1.744% due 07/25/2051 þ		2,242	2,035
1.843% due 09/25/2051 þ		6,095	5,462
1.868% due 07/25/2051 þ		2,336	2,073
1.992% due 02/25/2061 þ		2,149	1,948
2.487% due 10/25/2051 ~		855	752
2.487% due 10/25/2051 þ		4,371	3,968
3.721% due 07/25/2051 þ		5,763	5,406
5.240% due 04/25/2052 þ		4,543	4,387
Providus CLO DAC 2.128% due 07/15/2031 ~	EUR	2,800	2,918
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		$2,179	1,919
4.320% due 09/25/2030		1,839	1,777
5.380% due 11/25/2030		6,850	6,679
Residential Asset Mortgage Products Trust 4.091% due 05/25/2035 •		3,017	2,822
Residential Asset Securities Corp. Trust
5.049% due 12/25/2035 •		10,019	9,516
5.094% due 11/25/2035 ~		13,000	12,425
Saxon Asset Securities Trust 5.064% due 11/25/2037 ~		2,936	2,778
Sculptor European CLO DAC 2.153% due 01/14/2032 •	EUR	11,100	11,563
Securitized Asset-Backed Receivables LLC Trust
4.479% due 05/25/2037 •		$10,022	6,116
4.889% due 05/25/2036 •		2,588	1,409
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	3,100	3,213
SMB Private Education Loan Trust
2.850% due 11/16/2054		$12,601	11,459
4.550% due 02/16/2055		6,800	6,236
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,451	3,126
Sound Point CLO Ltd. 5.338% due 07/25/2030 •		600	591
Soundview Home Loan Trust
4.854% due 02/25/2036 •		2,998	2,727
5.229% due 08/25/2035 ^•		2,989	2,601
5.469% due 07/25/2035 •		2,140	2,102
Starwood Mortgage Trust 5.607% due 11/15/2038 ~		13,200	12,876
Structured Asset Investment Loan Trust 4.539% due 09/25/2036 •		334	321
Structured Asset Securities Corp. Mortgage Loan Trust 5.039% due 04/25/2031 •		4,830	4,664
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		2,222	2,188
TCI-Symphony CLO Ltd. 5.491% due 10/13/2032 •		6,330	6,053
Theorem Funding Trust 1.210% due 12/15/2027		1,306	1,285
TICP CLO Ltd. 5.083% due 04/20/2028 •		557	556
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	5,400	5,612

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

Trestles CLO Ltd. 5.448% due 07/21/2034 •		$2,250	2,178
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		1,903	1,823
Venture CLO Ltd.
5.263% due 04/20/2029 ~		2,495	2,470
5.766% due 08/28/2029 •		6,189	6,125
5.815% due 07/30/2032 •		4,300	4,132
6.165% due 07/30/2032 ~		5,200	4,888
WaMu Asset-Backed Certificates WaMu Trust 4.559% due 07/25/2047 ~		1,443	1,036

Total Asset-Backed Securities (Cost $577,503)			545,526

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,223	334
1.000% due 07/09/2029		307	82
1.500% due 07/09/2035 þ		2,698	686
3.500% due 07/09/2041 þ		9,150	2,624
Brazil Government International Bond 4.750% due 01/14/2050		2,644	1,861
Russia Government International Bond 5.250% due 06/23/2047 ^(b)		400	148

Total Sovereign Issues (Cost $9,673)			5,735

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CaixaBank SA 6.750% due 06/13/2024 •(g)(h)		600,000	628
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ		504,225	519
Truist Financial Corp. 4.950% due 09/01/2025 •		2,300,000	2,210

Total Preferred Securities (Cost $3,672)			3,357

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 59.0%
REPURCHASE AGREEMENTS (i) 49.5%			931,785

SHORT-TERM NOTES 5.2%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/25/2023 •		$65,500	65,501
4.320% due 01/24/2023 •		20,600	20,600
4.325% due 02/06/2023 •		12,800	12,800

			98,901

HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (d)(e)	HUF	2,066,000	5,539

ISRAEL TREASURY BILLS 0.4%
0.018% due 01/04/2023 (c)(d)	ILS	28,500	8,104

U.S. TREASURY BILLS 3.6%
4.181% due 01/05/2023 - 03/23/2023 (c)(d)(m)		$68,484	67,998

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $1,113,049)		1,112,327

Total Investments in Securities (Cost $2,482,283)		2,370,371

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio	8,335,372	79,903
PIMCO Short-Term Floating NAV Portfolio III	15,909	154

Total Short-Term Instruments (Cost $83,603)		80,057

Total Investments in Affiliates (Cost $83,603)		80,057

Total Investments 130.2% (Cost $2,565,886)		$2,450,428
Financial Derivative Instruments (j)(l) (6.2)%(Cost or Premiums, net $(20,958))		(117,700)
Other Assets and Liabilities, net (24.0)%		(450,896)

Net Assets 100.0%		$1,881,832

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.310%	01/03/2023	01/04/2023	$441,800	U.S. Treasury Bonds 2.375% - 3.000% due 05/15/2045 - 05/15/2051	$(449,135)	$441,800	$441,800
BRC	4.330	12/30/2022	01/03/2023	398,700	U.S. Treasury Bonds 3.750% due 08/15/2041	(192,657)	398,700	398,892
U.S. Treasury Notes 2.375% due 03/31/2029	(211,424)
DEU	4.230	12/30/2022	01/03/2023	24,500	U.S. Treasury Bonds 2.750% due 11/15/2047	(24,787)	24,500	24,511
FICC	1.900	12/30/2022	01/03/2023	385	U.S. Treasury Bills 0.000% due 06/29/2023	(393)	385	385
4.280	12/30/2022	01/03/2023	66,400	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	(67,728)	66,400	66,432

Total Repurchase Agreements	$(946,124)	$931,785	$932,020

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2023	2,969	$573,165	$(21,318)	$0	$(1,596)
U.S. Treasury Long-Term Bond March Futures	03/2023	260	32,589	(453)	0	(40)

$(21,771)	$0	$(1,636)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	107	$(15,226)	$981	$121	$(54)
Euro-Buxl 30-Year Bond March Futures	03/2023	17	(2,461)	465	64	(11)
U.S. Treasury 2-Year Note March Futures	03/2023	1,194	(244,863)	(263)	186	0
U.S. Treasury 5-Year Note March Futures	03/2023	1,047	(113,002)	223	90	0
U.S. Treasury 10-Year Note March Futures	03/2023	1,297	(145,649)	394	182	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures				03/2023		1	(134)	0		1	0

								$1,800		$644	$(65)

Total Futures Contracts								$(19,971)		$644	$(1,701)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.918%		$900	$14	$(12)	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998		3,000	49	(48)	1	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.709		2,800	8	(3)	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		3,500	(12)	(24)	(36)	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801		2,400	18	(2)	16	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		300	4	(2)	2	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964		7,900	1,572	(715)	857	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	EUR	4,300	29	(83)	(54)	0	(6)
Stellantis NV	5.000	Quarterly	12/20/2026	1.519		4,200	971	(391)	580	3	0

							$2,653	$(1,280)	$1,373	$5	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025			$4,232	$(155)	$(46)	$(201)	$3	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026			92	(3)	0	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026			9,108	(328)	(25)	(353)	0	(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027			3,600	(299)	90	(209)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026			1,287	124	(84)	40	0	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027			4,059	(53)	145	92	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027			21,500	(586)	753	167	0	(3)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025			900	20	(8)	12	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026			9,900	243	(119)	124	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026			2,000	45	(22)	23	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027			94,900	368	665	1,033	2	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027			256,800	332	1,815	2,147	10	0

							$(292)	$3,164	$2,872	$15	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032		$16,500	$(2,347)	$(135)	$(2,482)	$0	$(43)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	566	3,331	58	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		131,000	37	5,881	5,918	107	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		325,000	0	(24,078)	(24,078)	0	(328)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		712,500	0	(53,535)	(53,535)	0	(810)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		48,200	3	1,849	1,852	66	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		631,400	(19,702)	68,385	48,683	999	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		5,500	163	(681)	(518)	0	(9)
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		160,000	(516)	(17,514)	(18,030)	0	(279)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	2,160	2,007	68	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		93,600	2,292	(13,137)	(10,845)	0	(158)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	2,932	2,934	67	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		88,500	(5,227)	(9,987)	(15,214)	0	(175)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		36,600	(107)	5,244	5,137	76	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		100,900	2,599	(19,910)	(17,311)	0	(230)
Pay	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		172,700	(8,502)	(25,317)	(33,819)	0	(401)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2035		332,800	(4,850)	92,196	87,346	0	(55)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		47,100	6,861	(24,022)	(17,161)	0	(228)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		28,300	5,758	5,954	11,712	132	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	38,200	(4,258)	(841)	(5,099)	0	(202)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		13,500	1,919	1,050	2,969	140	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

$(23,263)	$(2,940)	$(26,203)	$1,713	$(2,918)

Total Swap Agreements	$(20,902)	$(1,056)	$(21,958)	$1,733	$(2,930)

(k)

Securities with an aggregate market value of $59,324 and cash of $32,110 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin liability of $(36) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	03/2023	$50	ZAR	887	$2	$0
BPS	01/2023	HUF	473,840	$1,241	0	(29)
02/2023	$123	ZAR	2,215	6	0
BRC	01/2023	CNH	1,298	$186	0	(2)
01/2023	HUF	1,067,877	2,785	0	(78)
01/2023	$954	EUR	897	7	0
CBK	01/2023	BRL	22,961	$4,375	26	0
01/2023	EUR	1,298	1,376	0	(14)
01/2023	ILS	28,495	9,026	919	0
CLY	01/2023	HUF	193,790	504	0	(15)
DUB	01/2023	DKK	72,252	10,183	0	(222)
GLM	01/2023	CNH	1,347	194	0	(1)
01/2023	HKD	219	28	0	0
01/2023	$4,308	BRL	22,961	41	0
03/2023	86	MXN	1,775	3	0
04/2023	BRL	22,961	$4,233	0	(42)
JPM	01/2023	GBP	16,575	20,015	0	(27)
01/2023	$1,557	DKK	11,115	44	0
MBC	01/2023	DKK	65,336	$9,229	0	(180)
01/2023	EUR	131,294	137,605	0	(2,998)
01/2023	HKD	908	117	0	0
01/2023	$2,670	DKK	19,090	80	0
05/2023	CNH	839	$125	3	0
MYI	01/2023	DKK	6,645	946	0	(11)
SCX	01/2023	KRW	72,334	55	0	(3)
UAG	01/2023	HUF	322,736	841	0	(24)
01/2023	TRY	4,259	213	0	(12)
01/2023	$124	ZAR	2,219	7	0

Total Forward Foreign Currency Contracts	$1,138	$(3,658)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$220	$(56)	$54	$0	$(2)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	S&P 500 Total Return Index	50,419	4.715% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/17/2023	$473,109	$0	$(70,140)	$0	$(70,140)
	Receive	S&P 500 Total Return Index	4,693	4.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	38,379	0	(163)	0	(163)
	Receive	S&P 500 Total Return Index	25,210	4.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	200,710	0	4,259	4,259	0
MBC	Receive	S&P 500 Total Return Index	103	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	842	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	1,832	4.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	14,982	0	(63)	0	(63)
	Receive	S&P 500 Total Return Index	31,203	4.710% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/07/2023	282,415	0	(32,731)	0	(32,731)
	Receive	S&P 500 Total Return Index	3,447	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	28,190	0	(117)	0	(117)
	Receive	S&P 500 Total Return Index	32,046	4.650% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	274,387	0	(13,527)	0	(13,527)
RBC	Receive	S&P 500 Total Return Index	88	4.675% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	720	0	(3)	0	(3)
	Receive	S&P 500 Total Return Index	100	4.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	818	0	(3)	0	(3)
	Receive	S&P 500 Total Return Index	2,590	4.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	21,181	0	(90)	0	(90)
TOR	Receive	S&P 500 Total Return Index	9,006	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	73,651	0	(306)	0	(306)

								$0	$(112,888)	$4,259	$(117,147)

Total Swap Agreements								$(56)	$(112,834)	$4,259	$(117,149)

(m)

Securities with an aggregate market value of $123,974 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$152,287	$0	$152,287
Industrials	0	76,163	0	76,163
Utilities	0	6,718	0	6,718
Municipal Bonds & Notes
California	0	1,011	0	1,011
Illinois	0	321	0	321
Nevada	0	118	0	118
U.S. Government Agencies	0	61,742	0	61,742
U.S. Treasury Obligations	0	242,087	0	242,087
Non-Agency Mortgage-Backed Securities	0	162,979	0	162,979
Asset-Backed Securities	0	545,526	0	545,526
Sovereign Issues	0	5,735	0	5,735
Preferred Securities
Banking & Finance	0	3,357	0	3,357
Short-Term Instruments
Repurchase Agreements	0	931,785	0	931,785
Short-Term Notes	0	98,901	0	98,901
Hungary Treasury Bills	0	5,539	0	5,539
Israel Treasury Bills	0	8,104	0	8,104
U.S. Treasury Bills	0	67,998	0	67,998

	$0	$2,370,371	$0	$2,370,371
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,057	$0	$0	$80,057

Total Investments	$80,057	$2,370,371	$0	$2,450,428

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	185	2,192	0	2,377
Over the counter	0	5,397	0	5,397

	$185	$7,589	$0	$7,774
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,661)	(2,970)	0	(4,631)
Over the counter	0	(120,807)	0	(120,807)

	$(1,661)	$(123,777)	$0	$(125,438)

Total Financial Derivative Instruments	$(1,476)	$(116,188)	$0	$(117,664)

Totals	$78,581	$2,254,183	$0	$2,332,764

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO StocksPLUS® Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.5% ¤
CORPORATE BONDS & NOTES 6.1%
BANKING & FINANCE 4.0%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$2,600	$2,277
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		400	345
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,900	1,885
Barclays PLC
4.375% due 01/12/2026		200	194
4.836% due 05/09/2028		300	277
5.200% due 05/12/2026		400	389
7.250% due 03/15/2023 •(g)(h)	GBP	2,200	2,636
7.750% due 09/15/2023 •(g)(h)		$500	489
Credit Suisse AG
5.429% (SOFRINDX + 1.260%) due 02/21/2025 ~		3,100	2,877
6.500% due 08/08/2023 (h)		4,900	4,757
Credit Suisse Group AG
4.194% due 04/01/2031 •		250	195
7.500% due 07/17/2023 •(g)(h)		800	642
7.500% due 12/11/2023 •(g)(h)		2,300	2,015
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,344
1.625% due 01/20/2027		6,200	5,862
1.750% due 01/17/2028		600	550
3.035% due 05/28/2032 •(i)		$500	380
Ford Motor Credit Co. LLC
1.514% due 02/17/2023	EUR	400	426
1.744% due 07/19/2024		1,000	1,025
2.748% due 06/14/2024	GBP	300	344
3.375% due 11/13/2025		$600	543
4.063% due 11/01/2024		200	192
5.125% due 06/16/2025		400	385
GA Global Funding Trust 5.085% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,771
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	1,665
2.848% due 06/04/2031 •		$800	640
2.999% due 03/10/2026 •		11,000	10,348
6.250% due 03/23/2023 •(g)(h)		600	586
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		5,200	5,001
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		4,000	4,002
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,613
4.550% due 08/16/2028		700	660
5.125% due 12/27/2024 •(g)	GBP	600	669
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		$100	86
2.750% due 03/09/2028		700	568
Societe Generale SA
3.000% due 01/22/2030		1,100	899
4.000% due 01/12/2027		800	742
7.875% due 12/18/2023 •(g)(h)		1,100	1,091
Standard Chartered PLC 0.991% due 01/12/2025 •		1,100	1,040
UBS Group AG 1.364% due 01/30/2027 •		800	701
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	741
1.741% due 05/04/2030 •		700	636
2.879% due 10/30/2030 •		$600	511

			70,999

INDUSTRIALS 1.9%
Broadcom, Inc.
3.187% due 11/15/2036		36	26
3.419% due 04/15/2033		3,200	2,574
3.469% due 04/15/2034		1,250	1,001
4.000% due 04/15/2029		4,000	3,642

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

4.150% due 11/15/2030	282	253
4.300% due 11/15/2032	600	531
4.926% due 05/15/2037	381	334
DAE Funding LLC
1.550% due 08/01/2024	1,900	1,767
1.625% due 02/15/2024	2,000	1,899
2.625% due 03/20/2025	600	562
3.375% due 03/20/2028	500	445
Energy Transfer LP 4.250% due 03/15/2023	200	200
Expedia Group, Inc. 6.250% due 05/01/2025	300	303
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	6,300	5,722
4.810% due 09/17/2030	600	511
Quanta Services, Inc. 0.950% due 10/01/2024	6,243	5,753
Sands China Ltd.
2.800% due 03/08/2027	1,600	1,372
4.875% due 06/18/2030	500	440
5.900% due 08/08/2028	500	469
T-Mobile USA, Inc. 2.875% due 02/15/2031	400	331
Warnermedia Holdings, Inc.
3.428% due 03/15/2024	1,700	1,651
3.638% due 03/15/2025	1,700	1,618
3.755% due 03/15/2027	1,700	1,533

		32,937

UTILITIES 0.2%
Enel Finance International NV 1.375% due 07/12/2026	800	690
Pacific Gas & Electric Co. 1.700% due 11/15/2023	2,800	2,711

		3,401

Total Corporate Bonds & Notes (Cost $120,535)		107,337

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
0.000% due 08/25/2039 (a)(d)	37	30
2.070% due 12/01/2033 •	45	44
2.889% due 07/01/2044 •	14	13
2.940% due 04/01/2035 •	58	57
3.000% due 10/25/2040	574	533
3.240% due 05/25/2058 •	551	530
3.462% due 05/01/2038 •	152	154
3.481% due 11/01/2035 •	33	32
3.975% due 12/01/2036 •	28	28
4.310% due 11/01/2028 •	2	2
4.350% due 11/01/2027 •	2	2
4.473% due 07/01/2028 •	2	2
4.509% due 03/25/2034 ~	30	30
4.511% due 04/01/2028 •	1	1
4.569% due 11/01/2028 •	3	3
4.639% due 05/25/2037 •	19	18
4.739% due 03/25/2037 - 07/25/2037 •	35	34
4.749% due 03/25/2037 •	21	21
4.769% due 07/25/2037 ~	47	46
4.789% due 09/25/2035 •	101	99
4.834% due 02/25/2037 ~	41	40
4.838% due 09/01/2034 •	15	15
5.000% due 04/25/2033	104	103
5.109% due 06/25/2037 •	118	117
5.139% due 03/25/2038 - 01/25/2040 ~	60	60
5.139% due 11/25/2039 •	60	60
5.209% due 12/25/2039 •	58	58
5.289% due 07/25/2039 ~	30	31
5.575% due 08/01/2029 •	1	1
Freddie Mac
3.210% due 07/15/2040 •	292	291
3.508% due 06/01/2035 •	110	111
3.665% due 03/15/2042 •	128	128
3.756% due 09/01/2037 •	355	361
4.000% due 11/01/2047	403	386
4.618% due 02/15/2037 •	2	2
4.648% due 02/15/2037 ~	10	9
4.658% due 02/15/2037 ~	41	40
4.868% due 07/15/2041 ~	641	629
4.918% due 10/15/2037 ~	39	38
4.988% due 08/15/2037 •	421	418
5.000% due 12/01/2026 - 01/01/2029	55	55
5.018% due 08/15/2037 •	845	839
5.028% due 10/15/2037 •	141	140

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

5.038% due 05/15/2037 - 09/15/2037 •	994	987
5.068% due 08/15/2036 ~	55	55
5.168% due 11/15/2039 ~	17	17
5.173% due 01/15/2038 •	210	210
6.000% due 01/01/2029 - 02/01/2034	142	147
6.500% due 10/25/2043	390	393
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2025 - 11/20/2025 ~	6	6
1.750% due 12/20/2027 •	11	11
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 08/20/2026 ~	20	20
2.625% due 07/20/2027 - 02/20/2028 •	51	50
2.863% due 01/20/2066 ~	218	215
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	8	8
2.875% due 04/20/2027 - 04/20/2041 •	893	886
2.991% due 03/20/2066 •	784	774
3.430% due 03/20/2066 ~	238	235
3.896% due 12/20/2065 •	1,393	1,370
4.612% due 02/20/2066 ~	1	1
4.842% due 01/20/2066 •	3,007	2,967
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	10,666	9,878
8.000% due 03/01/2030 - 08/01/2030	5	5

Total U.S. Government Agencies (Cost $24,823)		23,846

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
3.000% due 02/15/2049 (n)	4,000	3,296
4.375% due 11/15/2039 (n)	2,800	2,922
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030	4,765	4,270
0.125% due 01/15/2031 (l)(n)	1,603	1,424
0.500% due 01/15/2028	11,236	10,570
0.625% due 07/15/2032	5,333	4,890
0.625% due 02/15/2043	130	105
0.750% due 07/15/2028 (l)	3,205	3,055
0.750% due 02/15/2045	3,923	3,176
1.000% due 02/15/2046 (n)	755	642
1.000% due 02/15/2048 (n)	242	204
1.000% due 02/15/2049	4,654	3,895
1.375% due 02/15/2044	1,662	1,545
U.S. Treasury Notes
2.000% due 04/30/2024 (n)	300	289
2.625% due 12/31/2025 (n)	2,000	1,913
2.875% due 09/30/2023 (l)(n)	14,720	14,538
2.875% due 11/30/2023 (l)	1,380	1,357
3.000% due 09/30/2025 (n)	4,900	4,737
3.000% due 10/31/2025 (n)	5,000	4,830

Total U.S. Treasury Obligations (Cost $75,624)		67,658

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.1%
Ashford Hospitality Trust
5.218% due 04/15/2035 •	22,894	22,145
5.568% due 04/15/2035 •	7,105	6,707
Austin Fairmont Hotel Trust 5.368% due 09/15/2032 •	3,605	3,529
BAMLL Commercial Mortgage Securities Trust
5.368% due 04/15/2036 ~	5,000	4,890
5.668% due 04/15/2036 •	3,700	3,612
Bear Stearns Adjustable Rate Mortgage Trust
3.200% due 01/25/2034 ~	11	10
3.239% due 04/25/2033 ~	10	9
3.250% due 02/25/2033 ~	3	2
4.010% due 01/25/2034 ~	155	150
Bear Stearns ALT-A Trust
3.602% due 11/25/2036 ~	3,140	1,790
3.729% due 09/25/2035 ^~	74	46
5.964% due 01/25/2035 •	2,248	2,006
Bear Stearns Structured Products, Inc. Trust
3.523% due 01/26/2036 ^~	236	190
5.219% due 12/26/2046 ^~	169	122
BMO Mortgage Trust 3.269% due 02/17/2055 ~	5,737	5,092
Braemar Hotels & Resorts Trust 5.138% due 06/15/2035 •	3,200	3,053
BSREP Commercial Mortgage Trust 5.668% due 08/15/2038 •	12,300	11,322
BWAY Mortgage Trust 5.568% due 09/15/2036 •	5,000	4,777
BX Commercial Mortgage Trust 5.018% due 04/15/2034 ~	10,500	9,991
Citigroup Mortgage Loan Trust 3.950% due 05/25/2035 •	30	28
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~	5,480	5,231

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

Commercial Mortgage Trust 3.611% due 08/10/2049 ~		2,700	2,555
Countrywide Alternative Loan Trust 4.749% due 04/25/2046 ~		1,742	1,541
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035 ^		751	430
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	0
3.792% due 03/25/2032 ~		35	32
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,525	3,249
Credit Suisse Mortgage Capital Trust
1.115% due 01/25/2060 ~		1,707	1,370
1.796% due 12/27/2060 ~		2,143	1,968
3.850% due 09/25/2057 ~		3,604	3,470
5.718% due 07/15/2038 ~		7,900	7,436
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.629% due 05/25/2036 ~		2,519	2,254
Extended Stay America Trust
5.398% due 07/15/2038 ~		8,395	8,166
5.698% due 07/15/2038 •		10,543	10,153
Fingal Securities RMBS DAC 2.578% due 07/28/2055 •	EUR	2,496	2,665
GCAT Trust 2.650% due 10/25/2068 ~		$7,277	6,859
GreenPoint Mortgage Funding Trust 4.929% due 11/25/2045 •		127	115
GS Mortgage Securities Corp. Trust
5.418% due 12/15/2036 •		1,150	1,122
5.468% due 08/15/2032 •		8,250	8,081
5.818% due 08/15/2032 ~		1,500	1,453
GS Mortgage Securities Trust 4.074% due 01/10/2047		4,500	4,405
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		2,699	2,453
GSR Mortgage Loan Trust
3.796% due 01/25/2036 ^~		18	17
4.739% due 01/25/2034 •		8	8
Hilton Orlando Trust 5.618% due 12/15/2034 •		900	872
Impac CMB Trust
4.929% due 05/25/2035 •		5,116	4,717
5.149% due 10/25/2033 •		2	2
Independence Plaza Trust 3.911% due 07/10/2035		3,300	3,085
JP Morgan Chase Commercial Mortgage Securities Trust
5.608% due 06/15/2038 ~		7,000	6,733
5.833% due 11/15/2038 •		8,900	8,467
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~		162	159
3.000% due 09/25/2059 ~		2,163	2,008
Lehman Mortgage Trust 4.709% due 08/25/2036 ^•		721	507
Lehman XS Trust 4.749% due 11/25/2035 •		2,867	2,698
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~		311	298
MASTR Adjustable Rate Mortgages Trust 2.848% due 12/25/2046 ~		7,514	5,643
MBRT 5.518% due 11/15/2036 •		500	490
Merrill Lynch Mortgage Investors Trust 4.809% due 02/25/2036 ~		82	77
MHC Trust 5.168% due 05/15/2038 •		2,400	2,331
Morgan Stanley Capital Trust
5.268% due 12/15/2036 ~		1,800	1,727
5.767% due 12/15/2023 •		5,125	4,676
New Orleans Hotel Trust 5.307% due 04/15/2032 •		1,900	1,808
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,835	1,595
1.147% due 10/25/2058 ~		262	228
1.353% due 10/25/2058 ~		187	163
2.750% due 11/25/2059 ~		2,076	1,901
New York Mortgage Trust 1.670% due 08/25/2061 þ		10,794	9,728
Prime Mortgage Trust 4.789% due 02/25/2034 •		18	18
Ripon Mortgages PLC 4.011% due 08/28/2056 •	GBP	44,607	52,928
SFO Commercial Mortgage Trust 5.818% due 05/15/2038 •		$6,400	5,704
SREIT Trust 5.415% due 10/15/2038 •		9,000	8,592

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	1,985
Starwood Mortgage Trust
5.368% due 04/15/2034 ~		2,500	2,421
5.668% due 04/15/2034 ~		5,400	5,204
Structured Adjustable Rate Mortgage Loan Trust
3.838% due 09/25/2035 ~		308	273
4.709% due 10/25/2035 •		1,651	1,508
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		39	40
4.839% due 07/19/2035 ~		149	133
4.949% due 02/25/2036 ^•		108	84
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		5,646	5,190
2.900% due 10/25/2059 ~		2,146	2,003
3.000% due 01/25/2058 ~		158	153
3.750% due 09/25/2062		5,434	5,107
5.389% due 05/25/2058 ~		2,041	2,024
Trinity Square PLC 3.729% due 07/15/2059 ~	GBP	7,488	8,949
TTAN 5.168% due 03/15/2038 ~		$2,664	2,585
VASA Trust 5.218% due 07/15/2039 •		4,300	3,975
Verus Securitization Trust
1.020% due 04/25/2064 ~		2,185	1,894
1.277% due 04/25/2064 ~		278	242
1.380% due 04/25/2064 ~		416	363
WaMu Mortgage Pass-Through Certificates Trust
2.835% due 02/27/2034 •		112	104
3.248% due 11/25/2042 ~		19	17
3.448% due 06/25/2042 ~		38	34
4.969% due 10/25/2045 ~		43	40
Wells Fargo Commercial Mortgage Trust
2.501% due 09/15/2031 ~		7,300	6,331
2.696% due 09/15/2031 ~		1,300	1,123
Wells Fargo Mortgage-Backed Securities Trust 2.803% due 04/25/2036 ~		1,373	1,292

Total Non-Agency Mortgage-Backed Securities (Cost $364,473)			334,733

ASSET-BACKED SECURITIES 27.9%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,091	1,002
Aames Mortgage Investment Trust 5.304% due 10/25/2035 •		2,200	2,028
ACC Auto Trust 1.080% due 04/15/2027		1,335	1,318
Accunia European CLO DAC 2.328% due 07/15/2030 •	EUR	2,229	2,339
ACE Securities Corp. Home Equity Loan Trust 4.709% due 10/25/2036 •		$3,115	1,227
AFC Home Equity Loan Trust 4.566% due 06/25/2028 ~		53	51
Affirm Asset Securitization Trust 1.030% due 08/17/2026		13,900	13,188
American Money Management Corp. CLO Ltd.
4.949% due 04/17/2029 ~		11,389	11,334
5.479% due 04/17/2029 ~		14,000	13,707
5.542% due 11/10/2030 •		1,300	1,281
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.304% due 01/25/2035 ~		751	721
Anchorage Capital CLO Ltd. 5.465% due 07/22/2032 ~		2,650	2,593
Apidos CLO
5.009% due 07/17/2030 ~		4,500	4,452
5.494% due 07/18/2029 ~		10,500	10,230
Aqueduct European CLO DAC 2.096% due 07/20/2030 ~	EUR	808	848
Arbor Realty Commercial Real Estate Notes Ltd. 5.240% due 12/15/2035 •		$6,700	6,479
AREIT Trust 5.076% due 01/16/2037 ~		8,366	7,994
Ares CLO Ltd.
5.129% due 01/15/2032 ~		700	685
5.375% due 04/22/2031 •		1,750	1,721
Ares European CLO DAC 2.158% due 10/15/2031 •	EUR	900	934
Argent Securities Trust 4.689% due 06/25/2036 •		$4,101	2,724
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.744% due 06/26/2034 •		822	804
Asset-Backed Securities Corp. Home Equity Loan Trust 5.214% due 04/25/2034 •		1,176	1,092
Avant Loans Funding Trust 1.210% due 07/15/2030		5,000	4,765

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

Bear Stearns Asset-Backed Securities Trust
4.619% due 11/25/2036 •		815	740
4.974% due 11/25/2034 ~		7,416	7,225
Benefit Street Partners CLO Ltd. 5.159% due 07/15/2032 •		12,400	12,124
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		1,600	1,574
Black Diamond CLO DAC
2.316% due 01/20/2032 ~	EUR	3,761	3,936
2.834% due 10/03/2029 •		23	24
4.793% due 10/03/2029 ~		$14	14
BlueMountain Fuji EUR CLO III DAC
1.050% due 01/15/2031	EUR	500	482
2.098% due 01/15/2031 ~		3,149	3,279
BNPP AM Euro CLO DAC 1.978% due 04/15/2031 ~		1,150	1,193
BSPRT Issuer Ltd. 5.418% due 03/15/2036 •		$11,200	10,936
Cairn CLO DAC 2.158% due 10/15/2031 ~	EUR	600	629
Carlyle Euro CLO DAC 2.078% due 01/15/2031 ~		750	783
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~		1,550	1,608
Carlyle U.S. CLO Ltd. 5.243% due 04/20/2031 •		$1,700	1,673
Catamaran CLO Ltd. 5.425% due 04/22/2030 •		2,985	2,942
Chase Funding Trust 5.129% due 10/25/2032 ~		60	58
CIFC Funding Ltd. 5.275% due 10/24/2030 ~		1,700	1,683
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		2,400	2,400
Citigroup Mortgage Loan Trust
4.249% due 10/25/2037 þ		145	134
4.449% due 07/25/2045 •		364	260
4.549% due 12/25/2036 ~		846	477
6.039% due 07/25/2037 •		476	474
Countrywide Asset-Backed Certificates 4.789% due 08/25/2034 •		453	417
Countrywide Asset-Backed Certificates Trust
4.529% due 08/25/2037 ^~		263	228
4.529% due 06/25/2047 ^~		1,360	1,205
4.589% due 06/25/2047 ^•		343	293
4.669% due 12/25/2046 •		7,467	6,897
4.929% due 03/25/2036 •		496	456
5.484% due 04/25/2036 ^~		8,900	8,332
Credit Suisse First Boston Mortgage Securities Corp. 4.598% due 01/25/2032 •		57	55
Credit-Based Asset Servicing & Securitization LLC 3.461% due 06/25/2035 •		1,995	1,917
Credit-Based Asset Servicing and Securitization LLC 5.964% due 03/25/2046 •		1,888	1,723
Dryden Euro CLO DAC 2.622% due 05/15/2034 •	EUR	3,900	4,057
Dryden Senior Loan Fund 5.099% due 04/15/2029 ~		$2,648	2,619
Encina Equipment Finance LLC 0.740% due 12/15/2026		601	591
First Franklin Mortgage Loan Trust
4.689% due 08/25/2036 ~		2,202	2,045
4.699% due 09/25/2036 •		3,293	3,008
4.869% due 05/25/2036 •		12,141	9,948
Foursight Capital Automobile Receivables Trust 2.600% due 01/15/2026		1,500	1,471
FREED ABS Trust 1.910% due 03/19/2029		7,000	6,793
GE-WMC Asset-Backed Pass-Through Certificates 5.029% due 12/25/2035 ~		7,431	6,973
GPMT Ltd. 5.589% due 07/16/2035 •		1,253	1,230
GSAA Home Equity Trust 4.889% due 01/25/2036 •		804	308
GSAMP Trust
4.669% due 06/25/2036 •		178	170
5.289% due 11/25/2035 ~		346	322
6.039% due 10/25/2034 •		21	21
Harvest CLO DAC
2.018% due 10/15/2031 •	EUR	600	624
2.775% due 06/26/2030 ~		1,062	1,111
HERA Commercial Mortgage Ltd. 5.389% due 02/18/2038 ~		$2,200	2,131
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		9,600	8,878

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust 4.649% due 08/25/2036 •		4,130	3,878
HSI Asset Securitization Corp. Trust 4.884% due 02/25/2036 ~		546	513
Invesco Euro CLO DAC 2.028% due 07/15/2031 ~	EUR	400	416
JP Morgan Mortgage Acquisition Trust 4.829% due 07/25/2036 •		$2,200	1,942
Jubilee CLO DAC 2.846% due 12/15/2029 •	EUR	685	720
KVK CLO Ltd. 5.461% due 01/14/2028 •		$2,113	2,109
LCCM Trust 5.518% due 12/13/2038 ~		1,500	1,455
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		5,286	5,056
LL ABS Trust 1.070% due 05/15/2029		2,842	2,745
LMREC LLC 5.436% due 04/22/2037 ~		407	404
Long Beach Mortgage Loan Trust
4.794% due 04/21/2031 •		3,503	3,357
4.829% due 02/25/2036 •		909	877
4.949% due 10/25/2034 •		49	45
Madison Park Funding Ltd. 5.155% due 04/22/2027 ~		3,848	3,809
Man GLG Euro CLO DAC 2.058% due 10/15/2030 •	EUR	282	295
Marathon CLO Ltd. 5.545% due 11/21/2027 •		$25	25
Mariner Finance Issuance Trust 1.860% due 03/20/2036		7,800	6,696
Master Credit Card Trust 4.844% due 07/21/2024 •		5,100	5,100
Merrill Lynch Mortgage Investors Trust 4.539% due 08/25/2037 •		658	613
MF1 Ltd.
5.426% due 07/16/2036 •		1,100	1,056
6.550% due 11/15/2035 ~		12,000	11,856
MFA Trust 2.363% due 03/25/2060 þ		658	621
MidOcean Credit CLO 5.445% due 01/29/2030 •		2,325	2,298
Morgan Stanley ABS Capital, Inc. Trust
4.499% due 12/25/2036 •		4,314	2,256
4.519% due 10/25/2036 ~		85	75
4.549% due 09/25/2036 •		28	13
5.304% due 07/25/2034 •		819	798
Mountain View CLO LLC
5.119% due 01/16/2031 •		22,900	22,545
5.169% due 10/16/2029 •		1,588	1,571
Mountain View CLO Ltd. 5.291% due 10/13/2027 ~		11,550	11,476
Navient Student Loan Trust 5.298% due 12/15/2059 ~		4,047	3,954
Nelnet Student Loan Trust 5.239% due 02/25/2066 ~		1,299	1,276
OZLM Ltd. 5.329% due 07/15/2034 ~		9,375	9,130
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		4,946	4,820
1.530% due 08/15/2029		6,904	6,661
2.030% due 10/15/2029		7,618	7,317
Palmer Square Loan Funding Ltd. 5.643% due 07/20/2029 ~		14,900	14,527
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.319% due 05/25/2035 •		4,326	3,822
PRET LLC
1.744% due 07/25/2051 þ		2,179	1,978
1.868% due 07/25/2051 þ		692	614
1.992% due 02/25/2061 þ		632	573
2.487% due 07/25/2051 þ		8,054	7,479
3.721% due 07/25/2051 þ		5,674	5,323
Ready Capital Mortgage Financing LLC 5.339% due 07/25/2036 •		6,152	5,832
Residential Asset Mortgage Products Trust
4.091% due 05/25/2035 •		2,900	2,713
4.749% due 08/25/2046 ~		5,853	5,151
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	450	466
SMB Private Education Loan Trust
1.290% due 07/15/2053		$3,041	2,685
1.310% due 07/17/2051		3,391	3,029
1.340% due 03/17/2053		8,948	7,846
2.850% due 11/16/2054		5,666	5,153
5.038% due 01/15/2037 ~		6,730	6,583

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,416	2,188
Sound Point CLO Ltd.
5.293% due 10/20/2028 •		1,335	1,324
6.043% due 07/20/2032 ~		6,100	5,879
Soundview Home Loan Trust 5.094% due 11/25/2035 •		1,582	1,538
Specialty Underwriting & Residential Finance Trust 5.364% due 12/25/2035 ~		113	110
Starwood Commercial Mortgage Trust 5.526% due 04/18/2038 ~		6,200	6,011
Structured Asset Securities Corp. Mortgage Loan Trust 5.034% due 02/25/2036 •		1,286	1,271
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.214% due 01/25/2035 ~		2,320	2,260
Theorem Funding Trust 1.210% due 12/15/2027		1,682	1,655
THL Credit Wind River CLO Ltd. 5.729% due 04/15/2031 ~		10,800	10,275
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	5,500	5,716
Towd Point Asset Trust 5.053% due 11/20/2061 •		$8,859	8,731
Upstart Securitization Trust 1.310% due 11/20/2031		3,642	3,487
Venture CLO Ltd.
5.293% due 07/20/2030 ~		999	976
5.373% due 04/20/2032 ~		950	926
5.766% due 08/28/2029 •		1,503	1,488
Veros Auto Receivables Trust 0.920% due 10/15/2026		1,267	1,249
Vibrant CLO Ltd. 5.696% due 06/20/2029 •		831	820
Wellfleet CLO Ltd. 5.133% due 07/20/2029 •		9,247	9,128

Total Asset-Backed Securities (Cost $513,851)			488,572

SOVEREIGN ISSUES 0.0%
Russia Government International Bond 5.250% due 06/23/2047 ^(b)		200	74

Total Sovereign Issues (Cost $112)			74

SHORT-TERM INSTRUMENTS 73.1%
REPURCHASE AGREEMENTS (j) 65.2%			1,140,644

SHORT-TERM NOTES 5.0%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/04/2023 •		40,500	40,500
4.320% due 01/24/2023 •		18,800	18,800
4.325% due 02/06/2023 •		18,100	18,100
4.345% due 02/23/2023 •		9,200	9,201

			86,601

ISRAEL TREASURY BILLS 0.1%
0.022% due 01/04/2023 (d)(e)	ILS	3,700	1,052

U.S. TREASURY BILLS 2.8%
4.170% due 02/02/2023 - 03/23/2023 (c)(d)(n)		$50,154	49,809

Total Short-Term Instruments (Cost $1,278,222)			1,278,106

Total Investments in Securities (Cost $2,377,640)			2,300,326

Total Investments 131.5% (Cost $2,377,640)			$2,300,326
Financial Derivative Instruments (k)(m) (3.7)%(Cost or Premiums, net $2,573)			(65,106)
Other Assets and Liabilities, net (27.8)%			(485,660)

Net Assets 100.0%			$1,749,560

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$505	$380	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.330%	12/30/2022	01/03/2023	$499,700	U.S. Treasury Bonds 3.000% due 02/15/2049	$(504,651)	$499,700	$499,940
BPS	4.200	01/03/2023	01/04/2023	532,600	U.S. Treasury Notes 2.750% due 05/31/2029	(544,166)	532,600	532,600
DEU	4.230	12/30/2022	01/03/2023	22,400	U.S. Treasury Bonds 2.750% due 08/15/2047	(22,650)	22,400	22,411
FICC	1.900	12/30/2022	01/03/2023	844	U.S. Treasury Notes 0.125% due 05/15/2023	(861)	844	844
4.280	12/30/2022	01/03/2023	85,100	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	(86,802)	85,100	85,140

Total Repurchase Agreements	$(1,159,130)	$1,140,644	$1,140,935

(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2023	3,303	$637,644	$(22,397)	$0	$(1,775)
U.S. Treasury 2-Year Note March Futures	03/2023	258	52,910	68	0	(40)
U.S. Treasury 5-Year Note March Futures	03/2023	83	8,958	(29)	0	(7)
U.S. Treasury Long-Term Bond March Futures	03/2023	108	13,537	5	0	(17)

$(22,353)	$0	$(1,839)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	15	$(2,134)	$137	$17	$(8)
U.S. Treasury 10-Year Note March Futures	03/2023	342	(38,406)	194	48	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	114	(15,312)	(35)	57	0
United Kingdom Long Gilt March Futures	03/2023	2	(242)	16	1	0

$312	$123	$(8)

Total Futures Contracts	$(22,041)	$123	$(1,847)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.867%	$3,400	$43	$(37)	$6	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	3,700	62	(60)	2	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.022	800	12	(12)	0	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	8,600	29	(14)	15	1	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847	4,000	29	(22)	7	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801	2,000	15	(2)	13	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	300	4	(3)	1	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	7,500	1,393	(579)	814	1	0
Stellantis NV	5.000	Quarterly	06/20/2026	1.375	EUR	4,600	1,065	(478)	587	0	(1)
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	1,200	278	(112)	166	1	0

$2,930	$(1,319)	$1,611	$3	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$125,900	$(476)	$(577)	$(1,053)	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(2)	$(1)	$(3)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	5,612	(202)	(15)	(217)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	2,200	(183)	55	(128)	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	4,200	(99)	132	33	0	(1)
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	200	(7)	4	(3)	0	0

$(493)	$175	$(318)	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$5,800	$725	$147	$872	$15	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	219,600	(2,625)	7,040	4,415	113	0
Pay	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024	119,600	0	(8,826)	(8,826)	0	(116)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	53,900	0	(3,993)	(3,993)	0	(54)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	15,200	(629)	1,801	1,172	24	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	72,100	992	7,740	8,732	127	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	27,100	(1,476)	(3,183)	(4,659)	0	(54)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	11,300	(202)	1,788	1,586	24	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030	7,700	(36)	926	890	16	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	74,200	3,587	(16,317)	(12,730)	0	(169)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	20,000	(1,348)	(3,166)	(4,514)	0	(48)
Receive	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031	28,000	0	5,423	5,423	46	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031	11,500	0	2,183	2,183	19	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,100	(3)	254	251	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	400	(3)	112	109	2	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	800	(1)	273	272	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	2,200	(13)	713	700	10	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	100	0	30	30	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	1,100	(21)	319	298	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	8,700	1,665	1,935	3,600	40	0

$612	$(4,801)	$(4,189)	$451	$(441)

Total Swap Agreements	$2,573	$(6,522)	$(3,949)	$454	$(450)

(l)

Securities with an aggregate market value of $5,150 and cash of $48,698 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

CBK	01/2023	ILS	3,699	$1,174	$121	$0
GLM	03/2023	$2,917	MXN	59,963	118	0
JPM	01/2023	GBP	58,249	$70,337	0	(94)
MBC	01/2023	CAD	626	467	4	0
01/2023	EUR	41,956	43,973	0	(958)
01/2023	$3,664	GBP	3,006	0	(29)
MYI	01/2023	GBP	913	$1,112	9	0
RBC	03/2023	$13	MXN	260	0	0
04/2023	MXN	61,321	$2,958	0	(127)
SCX	01/2023	$878	EUR	824	5	0

Total Forward Foreign Currency Contracts	$257	$(1,208)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	S&P 500 Total Return Index	28,333	4.715% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/17/2023	$265,864	$0	$(39,415)	$0	$(39,415)
Receive	S&P 500 Total Return Index	1,370	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	11,204	0	(47)	0	(47)
Receive	S&P 500 Total Return Index	23,238	4.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	185,010	0	3,926	3,926	0
MBC	Receive	S&P 500 Total Return Index	1,738	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	14,213	0	(59)	0	(59)
Receive	S&P 500 Total Return Index	11,401	4.710% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/07/2023	103,189	0	(11,959)	0	(11,959)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2022 (Unaudited)

	Receive	S&P 500 Total Return Index	955	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	7,810	0	(32)	0	(32)
	Receive	S&P 500 Total Return Index	17,291	4.670% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2023	145,013	0	(6,289)	0	(6,289)
	Receive	S&P 500 Total Return Index	29,865	4.630% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/09/2023	242,540	0	(2,293)	0	(2,293)
	Receive	S&P 500 Total Return Index	14,235	4.650% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	121,884	0	(6,009)	0	(6,009)
RBC	Receive	S&P 500 Total Return Index	1,060	4.675% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	8,669	0	(37)	0	(37)
	Receive	S&P 500 Total Return Index	854	4.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	6,984	0	(29)	0	(29)
	Receive	S&P 500 Total Return Index	854	4.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	6,984	0	(29)	0	(29)
	Receive	S&P 500 Total Return Index	1,179	4.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	9,642	0	(40)	0	(40)
TOR	Receive	S&P 500 Total Return Index	3,622	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	29,621	0	(123)	0	(123)

Total Swap Agreements								$0	$(62,435)	$3,926	$(66,361)

(n)

Securities with an aggregate market value of $65,978 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$70,999	$0		$70,999
Industrials						0	32,937	0		32,937
Utilities						0	3,401	0		3,401
U.S. Government Agencies						0	23,846	0		23,846
U.S. Treasury Obligations						0	67,658	0		67,658
Non-Agency Mortgage-Backed Securities						0	334,733	0		334,733
Asset-Backed Securities						0	488,572	0		488,572
Sovereign Issues						0	74	0		74
Short-Term Instruments
Repurchase Agreements						0	1,140,644	0		1,140,644
Short-Term Notes						0	86,601	0		86,601
Israel Treasury Bills						0	1,052	0		1,052
U.S. Treasury Bills						0	49,809	0		49,809

Total Investments						$0	$2,300,326	$0		$2,300,326

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						18	559	0		577
Over the counter						0	4,183	0		4,183

						$18	$4,742	$0		$4,760
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(1,783)	(514)	0		(2,297)
Over the counter						0	(67,569)	0		(67,569)

						$(1,783)	$(68,083)	$0		$(69,866)

Total Financial Derivative Instruments						$(1,765)	$(63,341)	$0		$(65,106)

Totals						$(1,765)	$2,236,985	$0		$2,235,220

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.0% ¤
CORPORATE BONDS & NOTES 11.3%
BANKING & FINANCE 7.5%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$840
3.300% due 01/30/2032		1,000	784
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(i)(j)	EUR	1,200	1,238
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		$2,400	2,381
Barclays PLC
3.650% due 03/16/2025		400	385
3.932% due 05/07/2025 •		900	873
4.375% due 01/12/2026		1,300	1,259
4.375% due 03/15/2028 •(i)(j)		200	153
4.972% due 05/16/2029 •		1,400	1,317
5.088% due 06/20/2030 •		400	369
6.024% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,500
7.125% due 06/15/2025 •(i)(j)	GBP	1,720	1,971
7.750% due 09/15/2023 •(i)(j)		$1,000	979
CaixaBank SA 3.625% due 09/14/2028 •(i)(j)	EUR	200	151
Credit Suisse AG
2.984% (EUR003M + 1.000%) due 09/01/2023 ~		900	947
6.500% due 08/08/2023 (j)		$200	194
Credit Suisse Group AG
6.250% due 12/18/2024 •(i)(j)		1,300	1,025
6.375% due 08/21/2026 •(i)(j)		2,500	1,798
7.500% due 07/17/2023 •(i)(j)		2,800	2,244
7.500% due 12/11/2023 •(i)(j)		4,500	3,942
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	100	98
1.625% due 01/20/2027		300	284
5.966% (US0003M + 1.230%) due 02/27/2023 ~		$9,036	9,039
Equitable Holdings, Inc. 4.350% due 04/20/2028		2,235	2,134
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,100	1,967
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$500	453
4.063% due 11/01/2024		200	192
5.584% due 03/18/2024		200	198
General Motors Financial Co., Inc. 5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		100	100
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,420
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	480
4.292% due 09/12/2026 •		1,300	1,245
4.300% due 03/08/2026		1,000	968
6.250% due 03/23/2023 •(i)(j)		500	489
6.500% due 03/23/2028 •(i)(j)		200	185
ING Groep NV 4.250% due 05/16/2031 •(i)(j)		600	413
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		4,300	4,302
Lloyds Banking Group PLC
4.582% due 12/10/2025		1,200	1,163
5.125% due 12/27/2024 •(i)	GBP	1,900	2,119
7.500% due 09/27/2025 •(i)(j)		$4,200	4,062
NatWest Group PLC
4.445% due 05/08/2030 •		400	363
4.519% due 06/25/2024 •		3,000	2,973
4.800% due 04/05/2026		1,100	1,077
4.892% due 05/18/2029 •		2,600	2,465
5.076% due 01/27/2030 •		3,800	3,587
6.274% (US0003M + 1.550%) due 06/25/2024 ~		4,400	4,402
8.000% due 08/10/2025 •(i)(j)		1,200	1,183
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,098
2.679% due 07/16/2030		1,900	1,524
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	15,233	1,692

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Nykredit Realkredit AS 1.500% due 10/01/2053		108,168	12,011
Realkredit Danmark AS 1.500% due 10/01/2053		22,492	2,497
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$3,900	3,836
Societe Generale SA 7.875% due 12/18/2023 •(i)(j)		2,100	2,084
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,521
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		3,400	3,406
UBS AG 5.125% due 05/15/2024 (j)		6,000	5,935
UBS Group AG 4.751% due 05/12/2028 •		6,800	6,518
Weyerhaeuser Co. 4.000% due 04/15/2030		3,886	3,547
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,538	5,473

			134,853

INDUSTRIALS 3.5%
Aker BP ASA 2.875% due 01/15/2026		$970	897
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,747
BAT International Finance PLC 3.950% due 06/15/2025		972	934
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,185
3.419% due 04/15/2033		2,100	1,689
3.469% due 04/15/2034		1,900	1,521
3.500% due 02/15/2041		800	571
3.750% due 02/15/2051		300	208
CCO Holdings LLC 4.500% due 06/01/2033		500	385
Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	1,453
4.908% due 07/23/2025		1,260	1,236
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,087
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,120
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,425
2.625% due 03/20/2025		1,000	937
3.375% due 03/20/2028		1,100	978
Hyatt Hotels Corp. 1.800% due 10/01/2024		3,400	3,188
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	3,000	2,938
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$3,200	2,815
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	287
3.500% due 07/26/2026		400	367
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,307
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	790
MPLX LP 2.650% due 08/15/2030		$1,500	1,219
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,400	2,408
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,100	1,078
3.522% due 09/17/2025		2,200	2,046
4.345% due 09/17/2027		2,800	2,543
4.810% due 09/17/2030		800	681
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,500	1,280
Sands China Ltd.
3.350% due 03/08/2029		200	164
5.625% due 08/08/2025		5,000	4,787
5.900% due 08/08/2028		3,600	3,376
Southern Co. 3.700% due 04/30/2030		3,595	3,253
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,500	1,216
3.500% due 04/15/2031		1,000	866
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		2,400	1,629

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

3.375% due 07/09/2060	1,800	1,213
Warnermedia Holdings, Inc.
4.054% due 03/15/2029	1,000	867
4.279% due 03/15/2032	3,600	2,975

		63,666

UTILITIES 0.3%
Pacific Gas & Electric Co.
1.700% due 11/15/2023	2,400	2,324
3.000% due 06/15/2028	1,000	866
4.550% due 07/01/2030	1,400	1,272
Rio Oil Finance Trust 9.250% due 07/06/2024	489	497
Sprint LLC 7.875% due 09/15/2023	874	888

		5,847

Total Corporate Bonds & Notes (Cost $229,328)		204,366

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,478
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	795	737

		2,215

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	149	151
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	3,250	3,423

		3,574

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	101

Total Municipal Bonds & Notes (Cost $5,624)		5,890

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
2.175% due 02/01/2035 •	10	10
2.301% due 02/01/2034 •	14	14
2.560% due 08/01/2036 •	14	14
3.619% due 08/01/2035 •	89	89
3.887% due 03/25/2036 ~	33	32
3.903% due 07/01/2032 •	6	6
3.908% due 10/01/2035 •	34	33
3.952% due 07/01/2035 •	8	8
4.027% due 11/01/2034 •	28	29
4.047% due 03/01/2036 •	35	35
4.300% due 10/01/2035 •	15	15
4.366% due 09/25/2042 •	75	73
4.509% due 03/25/2034 ~	1	1
5.375% due 11/25/2023 ~	1	1
5.889% due 04/25/2024 •	2	2
Freddie Mac
3.248% due 10/25/2044 •	19	19
3.448% due 07/25/2044 •	82	82
3.586% due 09/01/2035 •	9	9
4.000% due 01/01/2048	45	43
4.718% due 11/15/2043 ~	819	803
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 11/20/2024 ~	4	4
3.500% due 02/15/2045 - 03/15/2045	1,834	1,727
4.362% due 08/20/2062 ~	494	490
Ginnie Mae, TBA 5.000% due 01/01/2053	9,600	9,514
U.S. International Development Finance Corp. 4.140% due 05/15/2030	673	659
Uniform Mortgage-Backed Security
3.500% due 04/01/2048	1,792	1,663
4.000% due 10/01/2030	55	54
5.500% due 09/01/2027	2	2

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2053		50,400	48,519

Total U.S. Government Agencies (Cost $64,775)			63,950

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Bonds
1.375% due 11/15/2040		20,100	13,078
3.000% due 08/15/2048		874	719
4.000% due 11/15/2042 (b)		7,200	7,051
4.000% due 11/15/2052		5,700	5,710
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2030		8,369	7,498
0.125% due 01/15/2031		8,586	7,631
0.625% due 02/15/2043		1,637	1,322
0.750% due 02/15/2045		2,658	2,152
1.000% due 02/15/2046		7,016	5,965
1.000% due 02/15/2048		465	392
1.375% due 02/15/2044		11,020	10,245
U.S. Treasury Notes
0.375% due 12/31/2025 (m)		5,400	4,827
0.500% due 02/28/2026		22,100	19,696
1.750% due 05/15/2023 (m)(o)		1,330	1,316
1.750% due 12/31/2024 (o)		19,273	18,297
2.250% due 12/31/2023 (m)(o)		3,800	3,706
2.625% due 12/31/2025 (o)		22,058	21,098
3.000% due 10/31/2025 (m)(o)		15,086	14,572

Total U.S. Treasury Obligations (Cost $164,655)			145,275

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Assets Trust
4.579% due 05/25/2046 ^~		336	273
4.599% due 10/25/2046 •		154	84
Banc of America Funding Trust
4.273% due 01/20/2047 ^~		10	9
4.733% due 10/20/2036 ~		198	147
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~		42	39
3.609% due 08/25/2036 ^~		367	257
3.764% due 07/25/2035 ~		1,943	1,377
Citigroup Mortgage Loan Trust
3.871% due 09/25/2037 ^~		1,722	1,482
4.709% due 01/25/2037 •		3,447	2,900
6.170% due 09/25/2062 þ		8,834	8,652
Countrywide Alternative Loan Trust
3.045% due 06/25/2037 ~		262	194
4.098% due 10/20/2035 •		163	112
4.563% due 07/20/2046 ^~		264	196
4.773% due 03/20/2046 •		446	348
4.939% due 05/25/2035 •		1,004	752
Countrywide Home Loan Mortgage Pass-Through Trust
4.969% due 04/25/2035 •		41	36
5.029% due 03/25/2035 ~		26	23
Credit Suisse First Boston Mortgage Securities Corp. 3.187% due 06/25/2033 ~		12	11
Credit Suisse Mortgage Capital Certificates 4.689% due 01/27/2037 •		830	586
Credit Suisse Mortgage Capital Trust 1.926% due 07/27/2061 ~		4,076	3,700
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.889% due 02/25/2035 ~		190	179
Downey Savings & Loan Association Mortgage Loan Trust
3.728% due 07/19/2044 ~		10	9
4.859% due 08/19/2045 •		117	98
European Loan Conduit DAC 2.803% due 02/17/2030 •	EUR	3,423	3,505
First Horizon Alternative Mortgage Securities Trust 3.605% due 03/25/2035 ~		$34	22
GreenPoint Mortgage Funding Trust 4.749% due 01/25/2037 •		4,774	4,035
GSMSC Pass-Through Trust 4.466% due 12/26/2036 •		2,731	1,937
GSR Mortgage Loan Trust 3.767% due 09/25/2035 ~		14	13
HarborView Mortgage Loan Trust
4.559% due 07/19/2047 ~		5,213	4,738
4.819% due 12/19/2036 ^~		4,707	4,262
HomeBanc Mortgage Trust 2.839% due 04/25/2037 ^~		263	236
IndyMac IMSC Mortgage Loan Trust 4.539% due 03/25/2047 ~		12,668	8,734
IndyMac INDX Mortgage Loan Trust
3.837% due 12/25/2034 ~		5	5

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

4.689% due 06/25/2037 ^•		159	64
4.809% due 05/25/2046 ~		443	386
5.169% due 05/25/2034 •		2	2
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		1,894	1,012
JP Morgan Chase Commercial Mortgage Securities Trust
5.442% due 04/15/2037 •		6,171	5,633
5.768% due 12/15/2031 •		1,750	1,667
JP Morgan Mortgage Trust
2.675% due 02/25/2035 ~		7	6
6.000% due 01/25/2036 ^		255	130
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		2,152	1,937
Lehman XS Trust 4.789% due 09/25/2046 •		5,993	5,177
MASTR Adjustable Rate Mortgages Trust 2.848% due 12/25/2046 ~		6,029	4,527
Merrill Lynch Alternative Note Asset Trust 4.579% due 07/25/2047 •		2,488	2,118
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		2,071	1,946
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,942	3,681
ONE Park Mortgage Trust 5.150% due 03/15/2036 •		2,800	2,670
Residential Accredit Loans, Inc. Trust
3.483% due 11/25/2037 ~		4,216	3,430
4.614% due 09/25/2034 ~		1,530	1,489
4.689% due 02/25/2047 •		1,905	1,637
4.709% due 01/25/2037 ~		3,847	3,221
4.729% due 01/25/2037 ~		2,586	2,106
4.759% due 12/25/2036 ~		63	50
5.000% due 09/25/2036 ^		137	101
6.000% due 03/25/2037 ^		1,661	1,371
Residential Asset Securitization Trust
4.739% due 10/25/2048		3	3
5.500% due 09/25/2035 ^		2,672	1,370
Structured Adjustable Rate Mortgage Loan Trust 3.448% due 01/25/2035 ^•		52	43
Structured Asset Mortgage Investments Trust
1.567% due 02/25/2036 ^•		405	322
4.509% due 08/25/2036 •		4,578	3,849
4.769% due 07/25/2046 ^~		1,789	1,337
4.829% due 05/25/2036 •		67	52
4.829% due 05/25/2046 •		322	97
4.839% due 07/19/2035 •		6	5
4.839% due 07/19/2035 ~		25	23
4.949% due 02/25/2036 ^•		97	75
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.041% due 06/25/2033 ~		4	4
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	695	791
Towd Point Mortgage Funding 3.826% due 07/20/2045 ~		13,509	16,157
Towd Point Mortgage Trust 5.389% due 10/25/2059 ~		$2,011	1,992
UBS-Barclays Commercial Mortgage Trust 0.775% due 03/10/2046 ~(a)		2,673	0
WaMu Mortgage Pass-Through Certificates Trust
3.048% due 02/25/2046 ~		3,795	3,340
4.969% due 10/25/2045 ~		355	328
4.969% due 12/25/2045 ~		6,799	5,919
5.009% due 01/25/2045 ~		15	14
5.029% due 01/25/2045 ~		20	18
Washington Mutual Mortgage Pass-Through Certificates Trust
2.878% due 11/25/2046 •		2,027	1,615
2.898% due 10/25/2046 ^•		3,129	2,552

Total Non-Agency Mortgage-Backed Securities (Cost $140,272)			133,218

ASSET-BACKED SECURITIES 31.2%
Aames Mortgage Investment Trust
5.006% due 07/25/2035 •		1,904	1,881
6.041% due 01/25/2035 •		2,117	1,979
ACE Securities Corp. Home Equity Loan Trust
4.629% due 12/25/2036 ~		10,900	5,968
4.709% due 03/25/2037 •		3,741	1,705
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.094% due 10/25/2035 •		8,994	8,397
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.154% due 10/25/2035 •		1,955	1,941
5.409% due 10/25/2034 •		1,009	992
5.514% due 11/25/2034 •		2,887	2,693

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Apex Credit CLO Ltd. 6.346% due 09/20/2029 ~		3,500	3,408
Arbor Realty Commercial Real Estate Notes Ltd.
6.736% due 05/15/2037 •		3,400	3,325
7.236% due 05/15/2037 •		3,400	3,335
AREIT Trust
6.567% due 06/17/2039 ~		8,400	8,339
7.119% due 06/17/2039 •		7,461	7,378
Ares European CLO DAC 2.306% due 04/20/2032 ~	EUR	4,600	4,783
Argent Securities Trust 4.869% due 05/25/2035 •		$2,156	1,930
Asset-Backed Securities Corp. Home Equity Loan Trust 5.484% due 02/25/2035 ~		579	569
Aurium CLO DAC 2.108% due 01/16/2031 ~	EUR	9,096	9,523
Bear Stearns Asset-Backed Securities Trust
4.081% due 10/25/2036 ~		$172	168
5.064% due 08/25/2036 ~		1,664	1,651
BNPP AM Euro CLO DAC 2.322% due 07/22/2032 ~	EUR	6,000	6,224
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		$5,500	5,488
Carlyle Euro CLO DAC
2.078% due 01/15/2031 ~	EUR	3,648	3,811
2.688% due 08/15/2032 ~		3,500	3,639
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$330	329
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		2,300	2,300
Citigroup Mortgage Loan Trust 4.809% due 08/25/2036 •		13,796	13,359
Countrywide Asset-Backed Certificates 4.669% due 03/25/2037 •		2,041	1,975
Countrywide Asset-Backed Certificates Trust
4.529% due 06/25/2035 •		3,037	2,744
4.569% due 11/25/2047 ^•		1,178	1,136
4.589% due 06/25/2047 ^•		2,226	1,905
4.599% due 05/25/2047 ^~		3,605	3,190
4.609% due 09/25/2037 ^•		566	581
4.639% due 06/25/2047 ~		1,997	1,913
4.789% due 08/25/2036 •		897	894
5.424% due 12/25/2035 ~		4,948	4,674
CQS U.S. CLO Ltd. 6.747% due 07/20/2031 •		5,970	5,928
Crown Point CLO Ltd. 5.943% due 07/20/2034 •		2,150	2,052
First Franklin Mortgage Loan Trust 5.259% due 09/25/2034 ~		51	51
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		10,800	10,402
Fremont Home Loan Trust
4.524% due 10/25/2036 ~		2,120	1,871
5.049% due 01/25/2036 •		255	236
Gallatin CLO Ltd. 5.729% due 07/15/2031 ~		3,100	2,981
GE-WMC Mortgage Securities Trust 4.469% due 08/25/2036 •		6	3
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		7,924	7,834
Griffith Park CLO DAC 2.522% due 11/21/2031 ~	EUR	6,850	7,098
GSAA Home Equity Trust 5.454% due 06/25/2035 •		$3,438	3,256
GSAMP Trust
4.569% due 11/25/2035 •		45	5
4.869% due 03/25/2046 ~		4,621	4,451
4.889% due 05/25/2046 •		12,290	11,529
6.189% due 06/25/2035 •		6,730	6,445
Halseypoint CLO Ltd. 5.683% due 07/20/2031 •		1,500	1,472
Harvest CLO DAC 2.018% due 10/15/2031 •	EUR	2,000	2,081
Home Equity Loan Trust 4.729% due 04/25/2037 ~		$10,740	9,431
HSI Asset Securitization Corp. Trust
4.529% due 12/25/2036 •		9,085	7,640
4.589% due 07/25/2036 ~		3,906	1,794
4.854% due 03/25/2036 ~		14,159	12,633
JP Morgan Mortgage Acquisition Trust
3.773% due 07/25/2036 ~		5,812	5,243
4.649% due 03/25/2037 •		204	199
4.794% due 05/25/2036 •		1,253	1,210

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Jubilee CLO DAC 1.988% due 04/15/2030 •	EUR	900	942
KKR CLO Ltd.
5.134% due 07/18/2030 ~		$2,358	2,336
5.229% due 01/16/2028 •		3,065	3,010
5.794% due 07/18/2030 ~		4,300	4,177
KREF Ltd. 5.771% due 02/17/2039 •		2,600	2,510
LCM LP 5.727% due 07/19/2027 •		3,700	3,632
LCM Ltd. 5.693% due 10/20/2028 •		5,550	5,414
Lehman XS Trust 4.709% due 05/25/2036 •		2,244	1,896
LoanCore Issuer Ltd. 5.358% due 01/17/2037 ~		1,000	970
Long Beach Mortgage Loan Trust
4.559% due 12/25/2036 ~		9,175	3,496
4.909% due 08/25/2045 •		754	720
5.034% due 11/25/2035 •		117	116
5.304% due 08/25/2035 ~		1,800	1,611
M360 Ltd. 6.611% due 11/22/2038 •		3,100	3,070
Madison Park Euro Funding DAC 2.283% due 10/25/2030 •	EUR	2,000	2,091
Man GLG Euro CLO DAC
1.970% due 10/15/2032		2,500	2,287
2.058% due 10/15/2030 •		1,033	1,080
3.078% due 10/15/2032 •		5,500	5,620
Marlette Funding Trust
5.180% due 11/15/2032		$5,177	5,138
5.950% due 11/15/2032		2,900	2,832
Master Credit Card Trust 4.844% due 07/21/2024 •		5,200	5,200
MASTR Asset-Backed Securities Trust
4.609% due 11/25/2036 •		17,441	5,709
5.139% due 10/25/2035 ^~		8,594	7,939
Merrill Lynch Mortgage Investors Trust
4.609% due 07/25/2037 •		13,107	5,981
4.609% due 08/25/2037 •		4,707	2,495
MF1 Ltd. 5.576% due 02/19/2037 ~		7,000	6,683
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 10/25/2036 ~		688	606
4.519% due 02/25/2037 •		2,987	2,679
4.709% due 09/25/2036 ~		887	401
4.959% due 12/25/2035 ~		3,684	3,060
5.094% due 12/25/2034 •		784	736
Nassau Ltd. 5.229% due 10/15/2029 •		3,994	3,943
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.884% due 03/25/2036 ~		5,107	4,709
NovaStar Mortgage Funding Trust 5.469% due 06/25/2035 ~		1,384	1,374
Option One Mortgage Loan Trust 4.929% due 01/25/2036 •		7,578	6,713
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		2,460	2,424
6.060% due 03/15/2030		15,453	15,269
Palmer Square European Loan Funding DAC
2.108% due 07/15/2031 •	EUR	4,829	5,033
2.158% due 04/15/2031 •		5,548	5,774
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.439% due 10/25/2034 •		$1,116	1,093
6.189% due 09/25/2034 •		3,625	3,259
6.189% due 12/25/2034 •		1,174	1,141
6.564% due 09/25/2034 •		5,700	5,049
PRET LLC
1.744% due 07/25/2051 þ		1,806	1,639
1.843% due 09/25/2051 þ		4,957	4,443
2.487% due 10/25/2051 þ		3,530	3,205
5.240% due 04/25/2052 þ		4,009	3,871
Providus CLO DAC 2.128% due 07/15/2031 ~	EUR	2,300	2,397
Ready Capital Mortgage Financing LLC
6.790% due 06/25/2037 •		$3,319	3,303
7.434% due 06/25/2037 •		7,200	7,193
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		12,593	3,808
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,803	1,588
4.320% due 09/25/2030		1,401	1,354
5.380% due 11/25/2030		6,067	5,915

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Residential Asset Mortgage Products Trust
4.829% due 12/25/2035 •		544	491
5.079% due 10/25/2035 •		3,365	3,297
Residential Asset Securities Corp. Trust
4.659% due 08/25/2036 •		14,488	13,974
5.094% due 11/25/2035 ~		4,493	4,294
Sculptor European CLO DAC 2.153% due 01/14/2032 •	EUR	8,800	9,167
Securitized Asset-Backed Receivables LLC Trust
2.914% due 01/25/2036 þ		$6,684	5,227
4.729% due 08/25/2036 ^~		604	197
4.869% due 07/25/2036 •		5,672	2,377
5.049% due 08/25/2035 ^•		1,394	1,059
5.439% due 03/25/2035 ~		1,713	1,630
SLM Private Education Loan Trust 9.068% due 10/15/2041 •		6,574	7,059
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		4,963	4,496
Soundview Home Loan Trust
4.569% due 02/25/2037 ~		638	185
4.689% due 01/25/2037 •		14,004	12,819
4.854% due 02/25/2036 •		4,416	4,017
Starwood Mortgage Trust 5.607% due 11/15/2038 ~		10,800	10,535
Structured Asset Investment Loan Trust
4.519% due 07/25/2036 •		971	696
4.539% due 09/25/2036 •		632	607
5.319% due 06/25/2035 •		9,716	9,279
5.339% due 08/25/2033 •		6,399	6,201
Structured Asset Securities Corp. Mortgage Loan Trust
4.549% due 03/25/2036 ~		295	276
4.729% due 12/25/2036 ~		615	602
5.620% due 04/25/2035 •		58	56
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		1,866	1,838
TCI-Symphony CLO Ltd. 5.491% due 10/13/2032 •		5,000	4,782
TICP CLO Ltd. 5.083% due 04/20/2028 •		1,177	1,173
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	4,300	4,469
Tralee CLO Ltd. 5.858% due 10/25/2032 ~		$2,100	2,035
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		2,341	2,246
Upstart Securitization Trust 4.370% due 05/20/2032		2,419	2,366
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		1,586	1,519
Venture CLO Ltd.
4.959% due 04/15/2027 ~		3,054	3,050
5.263% due 04/20/2029 ~		3,770	3,733
5.815% due 07/30/2032 •		3,500	3,363
6.165% due 07/30/2032 ~		4,100	3,854
VMC Finance LLC 5.708% due 02/18/2039 •		7,300	7,133
WaMu Asset-Backed Certificates WaMu Trust 4.614% due 05/25/2037 •		3,669	3,342
Westlake Automobile Receivables Trust 4.937% due 08/15/2025 ~		3,186	3,170

Total Asset-Backed Securities (Cost $583,976)			565,520

SOVEREIGN ISSUES 0.2%
Brazil Government International Bond 4.750% due 01/14/2050		5,058	3,560
Russia Government International Bond 5.250% due 06/23/2047 ^(d)		200	74

Total Sovereign Issues (Cost $5,047)			3,634

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 4.600% due 02/01/2025 •(i)		1,555,000	1,386
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		949,200	977

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Total Preferred Securities (Cost $2,650)			2,363

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 66.1%
REPURCHASE AGREEMENTS (k) 59.6%			1,081,661

SHORT-TERM NOTES 5.6%
CCG Receivables Trust 1.842% due 06/14/2023		$392	392
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/25/2023 •		58,600	58,601
4.320% due 01/06/2023 - 01/24/2023 •		29,900	29,900
4.325% due 02/06/2023 •		12,000	12,000

			100,893

HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (f)(g)	HUF	1,953,000	5,236

ISRAEL TREASURY BILLS 0.3%
0.017% due 01/04/2023 (e)(f)	ILS	21,000	5,971

U.S. TREASURY BILLS 0.3%
4.153% due 01/05/2023 - 03/23/2023 (e)(f)(o)		$4,489	4,457

Total Short-Term Instruments (Cost $1,198,714)			1,198,218

Total Investments in Securities (Cost $2,395,041)			2,322,434

		SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short Asset Portfolio		8,626,713	82,696
PIMCO Short-Term Floating NAV Portfolio III		289,955	2,817

Total Short-Term Instruments (Cost $89,181)			85,513

Total Investments in Affiliates (Cost $89,181)			85,513

Total Investments 132.7% (Cost $2,484,222)			$2,407,947
Financial Derivative Instruments (l)(n) 1.0%(Cost or Premiums, net $1,301)			17,738
Other Assets and Liabilities, net (33.7)%			(611,498)

Net Assets 100.0%			$1,814,187

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	4.260%	01/03/2023	01/04/2023	$504,300	U.S. Treasury Bonds 2.375% - 4.000% due 08/15/2048 - 11/15/2052	$(511,517)	$504,300	$504,300
4.280	12/30/2022	01/03/2023	478,600	U.S. Treasury Bonds 2.375% - 4.750% due 02/15/2041 - 11/15/2052	(482,327)	478,600	478,827
BSN	4.250	12/30/2022	01/03/2023	80,200	U.S. Treasury Notes 2.375% due 03/31/2029	(81,770)	80,200	80,238
FICC	1.900	12/30/2022	01/03/2023	18,561	U.S. Treasury Bills 0.000% due 06/29/2023	(18,932)	18,561	18,563

Total Repurchase Agreements	$(1,094,546)	$1,081,661	$1,081,928

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(998) at a weighted average interest rate of (0.238%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	3,318	$372,601	$(3,158)	$0	$(467)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	87	$(12,380)	$797	$99	$(44)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Euro-Buxl 30-Year Bond March Futures	03/2023	18	(2,606)	493	67	(11)
U.S. Treasury 2-Year Note March Futures	03/2023	75	(15,381)	(20)	12	0
U.S. Treasury 5-Year Note March Futures	03/2023	1,432	(154,555)	290	123	0
U.S. Treasury Long-Term Bond March Futures	03/2023	1,568	(196,539)	(27)	245	0

$1,533	$546	$(55)

Total Futures Contracts	$(1,625)	$546	$(522)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.094%	$3,100	$87	$(59)	$28	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265	1,500	(8)	(4)	(12)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	2,100	(8)	(13)	(21)	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	2,100	24	(13)	11	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	5,500	1,099	(502)	597	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	EUR	6,600	75	(158)	(83)	0	(10)
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	4,200	968	(389)	579	3	0

$2,237	$(1,138)	$1,099	$5	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,760	$(101)	$(30)	$(131)	$2	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	3,772	(137)	(9)	(146)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	1,600	(133)	40	(93)	0	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	1,089	(15)	40	25	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	7,300	(200)	257	57	0	(1)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(13)	12	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(2)	2	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	95,300	605	432	1,037	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	257,600	331	1,823	2,154	10	0

$379	$2,538	$2,917	$13	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$48,000	$4,106	$178	$4,284	$72	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	35,000	3,152	2,112	5,264	91	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	9,100	(2,244)	(303)	(2,547)	0	(44)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	4,300	(292)	457	165	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	99,700	(4,195)	12,752	8,557	186	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	3,900	378	(1,799)	(1,421)	0	(19)
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	36,400	(4,054)	(805)	(4,859)	0	(192)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	12,900	1,834	1,003	2,837	133	0

$(1,315)	$13,595	$12,280	$488	$(255)

Total Swap Agreements	$1,301	$14,995	$16,296	$506	$(266)

(m)

Securities with an aggregate market value of $15,511 and cash of $17,652 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin liability of $(34) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2023	CHF	19,237		$20,335	$0	$(483)
	01/2023	EUR	6,933		7,312	0	(113)
	01/2023		$4,446	CHF	4,180	77	0
	01/2023		3,114	GBP	2,532	0	(53)
	01/2023		4,072	JPY	558,300	185	0
BPS	01/2023	HUF	308,342		$809	0	(18)
	01/2023	ILS	33,523		9,780	237	0
	01/2023		$1,112	EUR	1,043	5	0
	02/2023		114	ZAR	2,043	6	0
BRC	01/2023	CNH	1,009		$145	0	(1)
	01/2023	HUF	1,009,504		2,633	0	(74)
	01/2023	NOK	136,541		13,722	0	(219)
	01/2023	SEK	634,595		60,591	0	(246)
	01/2023	SGD	34,338		25,499	0	(145)
CBK	01/2023	AUD	2,916		1,966	0	(20)
	01/2023	BRL	15,006		2,859	17	0
	01/2023	CHF	170,407		180,409	0	(4,003)
	01/2023	DKK	8,990		1,267	0	(28)
	01/2023	EUR	62,710		65,014	0	(2,142)
	01/2023	ILS	20,997		6,649	676	0
	01/2023	NOK	14,472		1,460	0	(18)
	01/2023		$1,616	AUD	2,384	8	0
	01/2023		1,155	SEK	12,030	0	(1)
CLY	01/2023	HUF	183,064		$476	0	(14)
DUB	01/2023	DKK	261,962		36,922	0	(806)
GLM	01/2023	CNH	1,047		150	0	(1)
	01/2023	HKD	76,844		9,870	21	0
	01/2023		$2,816	BRL	15,006	27	0
	03/2023		35	MXN	729	1	0
	04/2023	BRL	15,006		$2,766	0	(27)
JPM	01/2023		$1,389	DKK	9,915	39	0
MBC	01/2023	AUD	11,342		$7,655	0	(69)
	01/2023	DKK	236,890		33,463	0	(654)
	01/2023	EUR	11,426		11,964	0	(272)
	01/2023	GBP	2,292		2,793	22	0
	01/2023	HKD	318,944		40,969	91	0
	01/2023	JPY	10,223,001		74,246	0	(3,702)
	01/2023		$6,314	EUR	5,976	86	0
	01/2023		5,783	JPY	783,500	191	0
	05/2023	CNH	651		$97	2	0
MYI	01/2023	AUD	203,632		136,748	0	(1,928)
	01/2023	JPY	48,791,193		355,890	0	(16,134)
	01/2023		$2,074	CHF	1,935	20	0
	01/2023		2,107	GBP	1,729	0	(16)
RBC	01/2023	AUD	2,345		$1,573	0	(25)
SCX	01/2023	EUR	610,603		635,546	0	(18,352)
	01/2023	KRW	188,973		143	0	(7)
	01/2023	NZD	5,741		3,576	0	(69)
SOG	01/2023	HKD	6,312		811	2	0
	01/2023	SGD	986		727	0	(10)
TOR	01/2023	AUD	11,214		7,569	0	(68)
	01/2023	GBP	263,534		316,843	0	(1,806)
UAG	01/2023	HUF	444,801		1,160	0	(33)
	01/2023	SEK	54,920		5,242	0	(23)
	01/2023	TRY	4,106		205	0	(12)
	01/2023		$114	ZAR	2,047	6	0

Total Forward Foreign Currency Contracts						$1,719	$(51,592)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	NDDUEAFE Index	48,660	4.275% (1-Month USD-LIBOR less a specified spread)	Maturity	12/13/2023	$316,110	$0	$2,624	$2,624	$0
CBK	Receive	NDDUEAFE Index	11,765	4.310% (1-Month USD-LIBOR less a specified spread)	Monthly	05/24/2023	77,453	0	(281)	0	(281)
	Receive	NDDUEAFE Index	13,275	4.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	87,394	0	(318)	0	(318)
JPM	Receive	NDDUEAFE Index	6,216	4.300% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	40,922	0	(349)	0	(349)
	Receive	NDDUEAFE Index	17,836	4.280% (1-Month USD-LIBOR less a specified spread)	Monthly	05/10/2023	117,421	0	(423)	0	(423)
	Receive	NDDUEAFE Index	26,905	4.310% (1-Month USD-LIBOR less a specified spread)	Monthly	07/19/2023	177,125	0	(642)	0	(642)
MBC	Receive	NDDUEAFE Index	255	4.190% (1-Month USD-LIBOR less a specified spread)	Monthly	06/14/2023	1,679	0	(6)	0	(6)
	Receive	NDDUEAFE Index	14,812	4.275% (1-Month USD-LIBOR less a specified spread)	Monthly	09/27/2023	97,513	0	(351)	0	(351)
MYI	Receive	NDDUEAFE Index	6,252	4.280% (1-Month USD-LIBOR less a specified spread)	Monthly	05/10/2023	41,159	0	(151)	0	(151)
	Receive	NDDUEAFE Index	26,086	4.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	171,734	0	(640)	0	(640)
	Receive	NDDUEAFE Index	41,678	4.310% (1-Month USD-LIBOR less a specified spread)	Maturity	11/15/2023	231,951	0	40,529	40,529	0
UAG	Receive	NDDUEAFE Index	2,163	4.290% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	14,240	0	(53)	0	(53)
	Receive	NDDUEAFE Index	62,423	4.290% (1-Month USD-LIBOR less a specified spread)	Maturity	12/13/2023	381,398	0	27,442	27,442	0

Total Swap Agreements								$0	$67,381	$70,595	$(3,214)

(o)

Securities with an aggregate market value of $24,906 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$134,853	$0	$134,853
Industrials	0	63,666	0	63,666
Utilities	0	5,847	0	5,847
Municipal Bonds & Notes
California	0	2,215	0	2,215
Illinois	0	3,574	0	3,574
Pennsylvania	0	101	0	101
U.S. Government Agencies	0	63,950	0	63,950
U.S. Treasury Obligations	0	145,275	0	145,275
Non-Agency Mortgage-Backed Securities	0	133,218	0	133,218
Asset-Backed Securities	0	565,520	0	565,520
Sovereign Issues	0	3,634	0	3,634
Preferred Securities
Banking & Finance	0	2,363	0	2,363
Short-Term Instruments
Repurchase Agreements	0	1,081,661	0	1,081,661
Short-Term Notes	0	100,893	0	100,893
Hungary Treasury Bills	0	5,236	0	5,236
Israel Treasury Bills	0	5,971	0	5,971
U.S. Treasury Bills	0	4,457	0	4,457

	$0	$2,322,434	$0	$2,322,434
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,513	$0	$0	$85,513

Total Investments	$85,513	$2,322,434	$0	$2,407,947

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	166	886	0	1,052
Over the counter	0	72,314	0	72,314

	$166	$73,200	$0	$73,366
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(733)	0	(788)
Over the counter	0	(54,806)	0	(54,806)

	$(55)	$(55,539)	$0	$(55,594)

Total Financial Derivative Instruments	$111	$17,661	$0	$17,772

Totals	$85,624	$2,340,095	$0	$2,425,719

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.9% ¤
CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 5.7%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)	EUR	200	$206
Barclays PLC
4.375% due 03/15/2028 •(d)(e)		$200	153
7.125% due 06/15/2025 •(d)(e)	GBP	700	802
7.750% due 09/15/2023 •(d)(e)		$200	196
8.000% due 06/15/2024 •(d)(e)		300	292
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	250	263
Credit Suisse Group AG 3.750% due 03/26/2025		$209	188
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		1,000	986
ING Groep NV
4.250% due 05/16/2031 •(d)(e)		300	207
5.750% due 11/16/2026 •(d)(e)		300	267
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		350	350
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		1,000	967
NatWest Group PLC 6.274% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,801
UBS Group AG 4.751% due 05/12/2028 •		1,200	1,150
VICI Properties LP 4.750% due 02/15/2028		400	380

			8,208

INDUSTRIALS 0.6%
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		300	256
Sands China Ltd.
3.350% due 03/08/2029		400	328
3.750% due 08/08/2031		400	315

			899

Total Corporate Bonds & Notes (Cost $9,823)			9,107

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		21	21

Total Municipal Bonds & Notes (Cost $20)			21

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
4.000% due 04/25/2042		493	469
4.739% due 07/25/2037 •		1	1
4.769% due 07/25/2037 ~		1	1
4.789% due 09/25/2035 •		2	2
4.799% due 09/25/2035 ~		5	5
5.109% due 06/25/2037 •		9	9
Freddie Mac
4.000% due 07/15/2042		427	400
4.888% due 06/15/2041 •		42	41
5.000% due 03/01/2038		109	111
5.018% due 08/15/2037 •		8	8
5.028% due 10/15/2037 •		1	1
5.038% due 05/15/2037 - 09/15/2037 •		10	10
5.500% due 07/01/2028 - 07/01/2038		21	21
Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045		231	218
5.000% due 08/15/2038 - 05/15/2039		34	35
5.010% due 11/20/2062 ~		159	159
6.000% due 08/15/2037		15	15

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Ginnie Mae, TBA 5.000% due 01/01/2053	4,900	4,856
U.S. Small Business Administration
4.430% due 05/01/2029	5	5
5.290% due 12/01/2027	1	1
6.220% due 12/01/2028	1	1
Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 08/01/2048	2,450	2,271
4.000% due 07/01/2025 - 09/01/2025	8	9
4.500% due 06/01/2023 - 10/01/2041	115	114
5.500% due 01/01/2033 - 09/01/2041	356	364
6.000% due 07/01/2036 - 05/01/2041	116	122
6.500% due 10/01/2035	7	7
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2053	100	91
4.500% due 02/01/2053	5,300	5,102

Total U.S. Government Agencies (Cost $14,807)		14,449

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
4.000% due 11/15/2042 (a)	2,100	2,056
4.000% due 11/15/2052	1,600	1,603

Total U.S. Treasury Obligations (Cost $3,915)		3,659

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%
American Home Mortgage Assets Trust 4.579% due 10/25/2046 •	2,106	1,136
BCAP LLC Trust 3.758% due 03/27/2037 ~	162	131
Bear Stearns ALT-A Trust
3.336% due 11/25/2035 ^~	1,315	1,160
4.709% due 02/25/2034 •	7	6
4.709% due 06/25/2046 ^•	247	206
4.729% due 04/25/2037 ~	203	175
ChaseFlex Trust 4.689% due 07/25/2037 ~	951	912
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.619% due 07/25/2036 ~	95	86
Citigroup Mortgage Loan Trust
3.418% due 06/25/2036 ^~	20	18
6.170% due 09/25/2062 þ	1,068	1,046
Countrywide Alternative Loan Trust
2.812% due 03/25/2047 ^•	1,123	916
3.048% due 02/25/2036 •	5	4
4.709% due 02/25/2047 •	8	7
4.739% due 05/25/2037 ^•	550	206
4.749% due 05/25/2047 ~	47	39
4.869% due 08/25/2047 •	945	759
6.000% due 12/25/2034	623	553
Countrywide Home Loan Mortgage Pass-Through Trust
3.792% due 11/25/2034 ~	2	2
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	155	147
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.689% due 03/25/2037 ^~	287	267
First Horizon Mortgage Pass-Through Trust 4.282% due 11/25/2037 ^~	111	96
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~	1,400	1,413
GSR Mortgage Loan Trust
3.955% due 09/25/2035 ~	6	6
6.000% due 03/25/2037 ^	1	1
6.250% due 10/25/2036 ^	79	70
IndyMac INDX Mortgage Loan Trust
4.789% due 11/25/2046 ~	633	552
4.929% due 10/25/2036 •	153	72
InTown Mortgage Trust 7.622% due 08/15/2039 •	1,300	1,296
JP Morgan Mortgage Trust
3.346% due 07/25/2035 ~	142	131
3.747% due 08/25/2034 ~	6	5
Luminent Mortgage Trust 4.789% due 10/25/2046 ~	2,588	2,242
Merrill Lynch Mortgage Investors Trust 3.820% due 09/25/2035 ^~	15	12
Morgan Stanley Mortgage Loan Trust 4.669% due 01/25/2036 ~	277	148
New York Mortgage Trust 5.250% due 07/25/2062 þ	675	636
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	2	1
Residential Accredit Loans, Inc. Trust
3.408% due 09/25/2045 •	6	6
4.729% due 01/25/2037 ~	248	202

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

4.759% due 08/25/2036 ~		73	64
6.000% due 03/25/2037 ^		765	632
Structured Adjustable Rate Mortgage Loan Trust 4.689% due 02/25/2037 ~		116	109
Structured Asset Mortgage Investments Trust 4.649% due 03/25/2037 ~		4	1
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	298	339
Wachovia Mortgage Loan Trust LLC 4.182% due 10/20/2035 ~		$29	27
WaMu Mortgage Pass-Through Certificates Trust
2.826% due 01/25/2037 ^~		51	42
2.968% due 09/25/2046 ^•		696	605
3.048% due 02/25/2046 ~		14	12
3.248% due 11/25/2042 ~		8	7
3.682% due 08/25/2046 ^~		337	297

Total Non-Agency Mortgage-Backed Securities (Cost $17,146)			16,800

ASSET-BACKED SECURITIES 34.8%
ACE Securities Corp. Home Equity Loan Trust
4.669% due 07/25/2036 •		338	254
8.889% due 08/25/2040 ^~		691	621
Apex Credit CLO Ltd. 6.346% due 09/20/2029 ~		700	682
Arbor Realty Commercial Real Estate Notes Ltd.
6.736% due 05/15/2037 •		600	587
7.236% due 05/15/2037 •		600	588
AREIT Trust
6.567% due 06/17/2039 ~		1,500	1,489
7.119% due 06/17/2039 •		1,300	1,286
Argent Securities Trust
4.689% due 07/25/2036 •		525	454
4.709% due 05/25/2036 ~		2,912	737
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.364% due 01/25/2034 •		373	337
Asset-Backed Securities Corp. Home Equity Loan Trust 5.349% due 07/25/2035 •		9	9
Bear Stearns Asset-Backed Securities Trust 4.709% due 08/25/2036 ~		99	96
BPCRE Holder LLC 6.725% due 01/16/2037 •		700	691
Carlyle Euro CLO DAC 2.688% due 08/15/2032 ~	EUR	700	728
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$60	60
Citigroup Mortgage Loan Trust 4.709% due 09/25/2036 •		928	668
Countrywide Asset-Backed Certificates Trust
3.996% due 01/25/2037 •		4,180	3,799
4.589% due 09/25/2047 ^•		350	327
4.869% due 03/25/2036 ~		77	73
5.424% due 12/25/2035 ~		770	727
5.454% due 07/25/2035 ~		312	307
CVC Cordatus Loan Fund DAC 2.676% due 09/15/2031 ~	EUR	500	521
Ellington Loan Acquisition Trust 5.439% due 05/25/2037 •		$365	346
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		1,800	1,734
Gallatin CLO Ltd. 5.729% due 07/15/2031 ~		600	577
GSAMP Trust
4.459% due 12/25/2036 ~		4	2
4.619% due 01/25/2037 •		902	724
Halseypoint CLO Ltd. 5.683% due 07/20/2031 •		300	294
HSI Asset Securitization Corp. Trust 4.529% due 01/25/2037 ~		487	383
KKR CLO Ltd.
5.479% due 04/15/2031 •		400	382
5.794% due 07/18/2030 ~		800	777
LCM LP 5.727% due 07/19/2027 •		700	687
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	457
3.078% due 10/15/2032 •		1,000	1,022
Marlette Funding Trust
5.180% due 11/15/2032		$668	663
5.950% due 11/15/2032		300	293
MASTR Asset-Backed Securities Trust 4.439% due 01/25/2037 •		5	2
Merrill Lynch Mortgage Investors Trust
4.689% due 08/25/2037 •		1,104	587
4.909% due 02/25/2037 •		1,993	609

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

MF1 Ltd. 5.576% due 02/19/2037 ~		1,300	1,241
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 01/25/2037 ~		2,106	1,043
4.604% due 03/25/2037 ~		1,542	635
NovaStar Mortgage Funding Trust 4.889% due 09/25/2036 •		1,107	483
Option One Mortgage Loan Trust
4.609% due 04/25/2037 ~		761	539
4.609% due 05/25/2037 •		444	271
4.929% due 01/25/2036 •		814	721
5.169% due 02/25/2035 •		874	826
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		461	455
6.060% due 03/15/2030		1,797	1,776
PRET LLC
1.744% due 07/25/2051 þ		436	396
2.487% due 10/25/2051 þ		672	610
5.240% due 04/25/2052 þ		713	688
5.927% due 06/25/2052 þ		1,274	1,232
Providus CLO DAC 2.128% due 07/15/2031 ~	EUR	400	417
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		$207	77
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		376	331
4.320% due 09/25/2030		438	423
5.380% due 11/25/2030		685	668
Securitized Asset-Backed Receivables LLC Trust 4.869% due 07/25/2036 •		318	133
SG Mortgage Securities Trust 4.749% due 02/25/2036 ~		1,652	967
Shelter Growth CRE Issuer Ltd.
6.617% due 06/17/2037 ~		1,100	1,094
7.514% due 06/17/2037 ~		700	687
Soundview Home Loan Trust
4.469% due 06/25/2037 ~		2	2
4.499% due 02/25/2037 •		1,488	427
4.539% due 03/25/2037 •		123	115
4.599% due 06/25/2037 •		515	369
Starwood Mortgage Trust 5.607% due 11/15/2038 ~		2,000	1,951
Structured Asset Securities Corp. Mortgage Loan Trust 4.809% due 02/25/2037 •		350	338
TCI-Symphony CLO Ltd. 5.491% due 10/13/2032 •		1,000	956
Theorem Funding Trust 1.850% due 02/15/2028		561	548
TIAA CLO Ltd. 5.943% due 01/20/2032 •		1,600	1,550
Tralee CLO Ltd. 5.858% due 10/25/2032 ~		400	388
Upstart Securitization Trust 4.370% due 05/20/2032		403	394
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		238	228
Venture CLO Ltd.
5.815% due 07/30/2032 •		700	673
6.165% due 07/30/2032 ~		800	752
WaMu Asset-Backed Certificates WaMu Trust 4.749% due 04/25/2037 •		4,261	1,658

Total Asset-Backed Securities (Cost $54,276)			50,642

SOVEREIGN ISSUES 0.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		256	70
1.000% due 07/09/2029		54	14
1.500% due 07/09/2035 þ		469	120
3.500% due 07/09/2041 þ		1,629	467
Brazil Government International Bond 4.750% due 01/14/2050		582	410

Total Sovereign Issues (Cost $1,813)			1,081

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)		113,250	117

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Total Preferred Securities (Cost $131)			117

SHORT-TERM INSTRUMENTS 37.0%
REPURCHASE AGREEMENTS (f) 36.5%			53,158

		PRINCIPAL AMOUNT (000s)
HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (b)(c)	HUF	154,000	413

U.S. TREASURY BILLS 0.2%
4.080% due 02/02/2023 (b)(c)		$308	307

Total Short-Term Instruments (Cost $53,868)			53,878

Total Investments in Securities (Cost $155,799)			149,754

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		6,772	66

Total Short-Term Instruments (Cost $66)			66

Total Investments in Affiliates (Cost $66)			66

Total Investments 102.9% (Cost $155,865)			$149,820
Financial Derivative Instruments (g)(h) 5.2%(Cost or Premiums, net $(1,994))			7,577
Other Assets and Liabilities, net (8.1)%			(11,807)

Net Assets 100.0%			$145,590

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.100%	12/30/2022	01/03/2023	$51,800	U.S. Treasury Notes 2.625% due 07/31/2029	$(52,819)	$51,800	$51,824
FICC	1.900	12/30/2022	01/03/2023	1,358	U.S. Treasury Notes 0.125% due 05/15/2023	(1,385)	1,358	1,358

Total Repurchase Agreements	$(54,204)	$53,158	$53,182

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	266	$(54,551)	$66	$42	$0
U.S. Treasury 5-Year Note March Futures	03/2023	106	(11,441)	9	9	0
U.S. Treasury 10-Year Note March Futures	03/2023	99	(11,117)	162	14	0

Total Futures Contracts	$237	$65	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	1.265%	$300	$(2)	$0	$(2)	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	400	(2)	(2)	(4)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	400	5	(3)	2	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	1,300	259	(118)	141	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	EUR	800	185	(75)	110	1	0

$445	$(198)	$247	$1	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$21,500	$(175)	$(5)	$(180)	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032	$5,600	$464	$378	$842	$15	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	300	70	14	84	2	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	82,400	163	(6,268)	(6,105)	0	(83)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	114,900	76	(8,709)	(8,633)	0	(131)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	10,100	(440)	1,064	624	14	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	74,300	(2,570)	8,224	5,654	42	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	16,000	(946)	(1,805)	(2,751)	0	(32)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	3,100	(19)	(513)	(532)	0	(7)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	4,600	930	974	1,904	21	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	2,700	(281)	(79)	(360)	0	(14)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	1,200	219	45	264	12	0
Pay	CPURNSA	2.453	Maturity	07/20/2052	$1,800	0	29	29	7	0

$(2,334)	$(6,646)	$(8,980)	$113	$(267)

Total Swap Agreements	$(2,064)	$(6,849)	$(8,913)	$114	$(268)

Cash of $5,737 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2023	EUR	128	$136	$0	$(1)
BPS	01/2023	HUF	73,753	193	0	(5)
02/2023	EUR	3,758	3,897	0	(137)
BRC	01/2023	HUF	79,662	208	0	(6)
CBK	01/2023	BRL	29	5	0	0
01/2023	CHF	45	48	0	(1)
01/2023	ILS	600	190	20	0
02/2023	AUD	124	83	0	(2)
CLY	01/2023	$176	ILS	596	0	(6)
GLM	01/2023	5	BRL	29	0	0
02/2023	BRL	29	$6	0	0
03/2023	$9	MXN	176	0	0
MBC	01/2023	GBP	1,001	$1,220	10	0
01/2023	JPY	17,100	126	0	(4)
05/2023	CNH	117	17	0	0
MYI	02/2023	$86	EUR	82	2	0
UAG	05/2023	17	CNH	117	0	0

Total Forward Foreign Currency Contracts	$32	$(162)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	1.661%	EUR	300	$70	$(39)	$31	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	NDDUEAFE Index	92	4.280% (1-Month USD-LIBOR less a specified spread)	Monthly	05/10/2023	$606	$0	$(2)	$0	$(2)
Receive	NDDUEAFE Index	18,867	4.252% (1-Month USD-LIBOR less a specified spread)	Maturity	08/09/2023	114,697	0	7,840	7,840	0
MBC	Receive	NDDUEAFE Index	1,344	4.290% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	8,848	0	(32)	0	(32)
MEI	Receive	NDDUEAFE Index	171	4.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/22/2023	1,126	0	(4)	0	(4)
MYI	Receive	NDDUEAFE Index	773	4.295% (1-Month USD-LIBOR less a specified spread)	Monthly	06/14/2023	5,089	0	(19)	0	(19)
UAG	Receive	NDDUEAFE Index	762	4.290% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	5,016	0	(18)	0	(18)

$0	$7,765	$7,840	$(75)

Total Swap Agreements	$70	$7,726	$7,871	$(75)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,208	$0	$8,208
Industrials	0	899	0	899
Municipal Bonds & Notes
Illinois	0	21	0	21
U.S. Government Agencies	0	14,449	0	14,449
U.S. Treasury Obligations	0	3,659	0	3,659
Non-Agency Mortgage-Backed Securities	0	16,800	0	16,800
Asset-Backed Securities	0	50,642	0	50,642

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2022 (Unaudited)

Sovereign Issues	0	1,081	0	1,081
Preferred Securities
Banking & Finance	0	117	0	117
Short-Term Instruments
Repurchase Agreements	0	53,158	0	53,158
Hungary Treasury Bills	0	413	0	413
U.S. Treasury Bills	0	307	0	307

	$0	$149,754	$0	$149,754
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$66	$0	$0	$66

Total Investments	$66	$149,754	$0	$149,820

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	179	0	179
Over the counter	0	7,903	0	7,903

	$0	$8,082	$0	$8,082
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(268)	0	(268)
Over the counter	0	(237)	0	(237)

	$0	$(505)	$0	$(505)

Total Financial Derivative Instruments	$0	$7,577	$0	$7,577

Totals	$66	$157,331	$0	$157,397

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 150.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.0%
Alliant Holdings Intermediate LLC 7.634% (LIBOR01M + 3.250%) due 05/09/2025 ~		$290	$286
Altice France SA 8.650% (LIBOR03M + 4.000%) due 08/14/2026 ~		384	358
Avolon TLB Borrower 1 (U.S.) LLC 6.603% (LIBOR01M + 2.250%) due 12/01/2027 ~		784	784
Hilton Grand Vacations Borrower LLC 7.384% (LIBOR01M + 3.000%) due 08/02/2028 ~		790	786
II-VI, Inc. 7.134% (LIBOR03M + 2.750%) due 07/02/2029 ~		586	582
Medline Borrower LP 7.634% (LIBOR01M + 3.250%) due 10/23/2028 ~		397	378
New Trojan Parent, Inc. TBD% - 7.634% (LIBOR01M + 3.250%) due 01/06/2028 ~		1,281	900
Organon & Co. 7.750% (LIBOR03M + 3.000%) due 06/02/2028 ~		1,676	1,663
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		3,000	2,989
Setanta Aircraft Leasing Designated Activity Co. 6.730% (LIBOR03M + 2.000%) due 11/05/2028 ~		3,000	2,991
SkyMiles IP Ltd. 7.993% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,300	1,328
Stars Group Holdings BV 6.980% (LIBOR03M + 2.250%) due 07/21/2026 ~		392	387
Verifone Systems, Inc. 8.359% (LIBOR03M + 4.000%) due 08/20/2025 ~		288	265
Zayo Group Holdings, Inc. 7.384% (LIBOR01M + 3.000%) due 03/09/2027 ~		356	290

Total Loan Participations and Assignments (Cost $14,532)			13,987

CORPORATE BONDS & NOTES 59.5%
BANKING & FINANCE 22.9%
AerCap Ireland Capital DAC 3.850% due 10/29/2041		600	426
Agree LP
2.000% due 06/15/2028		900	739
4.800% due 10/01/2032		1,800	1,671
AIA Group Ltd. 3.200% due 09/16/2040		900	644
AIB Group PLC 4.263% due 04/10/2025 •		500	483
American Assets Trust LP 3.375% due 02/01/2031		1,100	875
American Tower Corp.
2.300% due 09/15/2031		2,800	2,184
2.750% due 01/15/2027		200	182
3.100% due 06/15/2050		500	317
3.125% due 01/15/2027		1,800	1,652
Antares Holdings LP 3.750% due 07/15/2027		1,200	972
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		500	422
3.600% due 09/15/2051		950	622
Athene Global Funding 2.500% due 01/14/2025		300	281
Aviation Capital Group LLC
4.875% due 10/01/2025		300	283
5.500% due 12/15/2024		600	590
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	517
5.500% due 01/15/2026		1,300	1,237
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,300	1,197
3.625% due 09/24/2024		1,200	1,222
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)		1,400	1,444
Banco Bradesco SA 3.200% due 01/27/2025		$200	191
Banco BTG Pactual SA 4.500% due 01/10/2025		600	579

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Banco Santander Chile 2.700% due 01/10/2025		700	665
Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,631
2.299% due 07/21/2032 •		300	232
2.831% due 10/24/2051 •		700	432
4.100% due 07/24/2023		300	299
5.555% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,099
Barclays PLC
5.501% due 08/09/2028 •		600	582
6.125% due 12/15/2025 •(f)		1,700	1,553
7.125% due 06/15/2025 •(f)(g)	GBP	200	229
7.250% due 03/15/2023 •(f)(g)		400	479
7.750% due 09/15/2023 •(f)(g)		$400	392
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		700	409
3.200% due 01/30/2052		3,000	1,927
3.500% due 09/10/2049		600	408
BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,030
4.500% due 02/25/2030 •(f)(g)		300	231
BPCE SA
4.500% due 03/15/2025		900	865
4.625% due 07/11/2024		1,200	1,169
Brixmor Operating Partnership LP 4.125% due 05/15/2029		200	179
Brookfield Finance LLC 3.450% due 04/15/2050		800	508
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	984
CI Financial Corp. 4.100% due 06/15/2051		900	533
Citigroup, Inc. 3.057% due 01/25/2033 •(h)		1,100	891
CNA Financial Corp. 3.900% due 05/01/2029		400	365
Commonwealth Bank of Australia 3.743% due 09/12/2039 (g)		1,300	955
Corporate Office Properties LP 2.900% due 12/01/2033		2,100	1,495
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026		300	172
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,400	970
3.800% due 06/09/2023		1,400	1,363
4.194% due 04/01/2031 •		250	195
7.500% due 07/17/2023 •(f)(g)		200	160
Crown Castle, Inc.
3.250% due 01/15/2051		600	393
4.000% due 03/01/2027		200	191
4.000% due 11/15/2049		800	609
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	3,995
Danske Bank AS 3.244% due 12/20/2025 •		300	281
Deutsche Bank AG
2.129% due 11/24/2026 •(h)		1,100	972
2.625% due 12/16/2024	GBP	800	899
3.547% due 09/18/2031 •		$725	583
3.729% due 01/14/2032 •(h)		2,400	1,764
3.742% due 01/07/2033 •		3,600	2,564
Discover Bank 4.650% due 09/13/2028		1,000	939
Equinix, Inc.
1.450% due 05/15/2026		1,000	880
3.000% due 07/15/2050		200	126
3.200% due 11/18/2029		400	349
3.400% due 02/15/2052		900	617
Erste Group Bank AG 6.500% due 04/15/2024 •(f)(g)	EUR	1,400	1,466
Essex Portfolio LP 2.650% due 09/01/2050		$2,200	1,246
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	546
4.850% due 04/17/2028		500	473
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	600	687
3.375% due 11/13/2025		$800	725
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		1,912	1,801
GA Global Funding Trust 2.900% due 01/06/2032		1,100	874
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,024
GLP Capital LP 3.250% due 01/15/2032		3,500	2,803

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		8,200	6,495
3.272% due 09/29/2025 •		1,400	1,350
3.691% due 06/05/2028 •		1,600	1,489
HAT Holdings LLC 3.375% due 06/15/2026		2,100	1,827
Healthcare Realty Holdings LP 3.500% due 08/01/2026		1,300	1,212
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	962
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	996
2.633% due 11/07/2025 •		300	282
2.848% due 06/04/2031 •		1,600	1,280
3.803% due 03/11/2025 •		700	681
4.041% due 03/13/2028 •		300	277
4.600% due 12/17/2030 •(f)		1,700	1,327
6.500% due 03/23/2028 •(f)(g)		700	646
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,100	844
3.875% due 11/13/2029		300	237
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		300	260
3.570% due 01/21/2032		2,700	2,323
ING Groep NV 3.550% due 04/09/2024		1,200	1,174
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,227
3.000% due 06/15/2050		800	542
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,416
JPMorgan Chase & Co.
4.565% due 06/14/2030 •		700	660
4.851% due 07/25/2028 •		300	293
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	942
3.625% due 02/25/2050		400	276
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	1,800	1,908
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	780
4.344% due 01/09/2048		$700	513
4.947% due 06/27/2025 •(f)(g)	EUR	300	308
LXP Industrial Trust 2.700% due 09/15/2030		$500	399
Mid-America Apartments LP 3.750% due 06/15/2024		700	686
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	475
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,096
2.226% due 05/25/2026 •		400	368
Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,600	4,912
3.591% due 07/22/2028 •		1,700	1,562
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	500	444
Nasdaq, Inc. 2.500% due 12/21/2040		$1,300	847
National Health Investors, Inc. 3.000% due 02/01/2031		800	579
National Retail Properties, Inc. 3.500% due 10/15/2027		900	818
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,029
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	421
NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		200	144
5.076% due 01/27/2030 •		1,200	1,133
Nomura Holdings, Inc.
2.679% due 07/16/2030		900	722
2.999% due 01/22/2032		2,300	1,810
3.103% due 01/16/2030		500	418
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	7,017	751
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$1,600	1,237
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	1,907
Pacific LifeCorp 3.350% due 09/15/2050		2,300	1,571
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		56	55
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	763

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		700	613
Physicians Realty LP 3.950% due 01/15/2028		400	366
Pine Street Trust 4.572% due 02/15/2029		1,000	927
Prologis LP
2.250% due 01/15/2032		3,000	2,386
3.375% due 12/15/2027		300	281
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,096
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	763
Santander Holdings USA, Inc. 2.490% due 01/06/2028 •		3,000	2,578
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,235
2.469% due 01/11/2028 •		1,400	1,197
4.750% due 09/15/2025		500	477
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	921
Societe Generale SA
5.375% due 11/18/2030 •(f)(g)		$700	569
7.375% due 10/04/2023 •(f)(g)		800	767
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,435
Standard Chartered PLC
2.819% due 01/30/2026 •		500	465
3.265% due 02/18/2036 •		1,800	1,335
3.603% due 01/12/2033 •		2,200	1,660
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	945
STORE Capital Corp. 2.700% due 12/01/2031		4,000	2,946
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		700	555
SURA Asset Management SA 4.375% due 04/11/2027		1,300	1,209
Synchrony Financial 2.875% due 10/28/2031		4,900	3,670
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,011
TP ICAP Finance PLC 5.250% due 01/26/2024	GBP	500	591
UBS Group AG
4.125% due 09/24/2025		$1,500	1,460
4.375% due 02/10/2031 •(f)		600	457
VICI Properties LP 3.875% due 02/15/2029		1,300	1,141
Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,041
2.572% due 02/11/2031 •		1,600	1,328
Weyerhaeuser Co. 4.000% due 11/15/2029		700	641

			163,679

INDUSTRIALS 30.1%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	617
Air Canada Pass-Through Trust 5.250% due 10/01/2030		1,048	992
Aker BP ASA
3.000% due 01/15/2025		300	285
3.100% due 07/15/2031		1,000	823
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,181	1,126
Alcon Finance Corp. 3.800% due 09/23/2049		500	382
Allegion PLC 3.500% due 10/01/2029		600	518
Altice Financing SA
2.250% due 01/15/2025	EUR	400	395
4.250% due 08/15/2029		1,600	1,390
Altice France SA 4.250% due 10/15/2029		1,100	888
Altria Group, Inc. 4.800% due 02/14/2029		$258	248
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,100	2,504
3.350% due 04/15/2031		1,589	1,375
3.375% due 11/01/2028		1,252	1,046
3.600% due 04/15/2031		189	148
3.650% due 12/15/2029		360	282
Amgen, Inc.
3.000% due 02/22/2029		100	89

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

3.350% due 02/22/2032		1,600	1,402
3.375% due 02/21/2050		700	490
4.950% due 10/01/2041		1,214	1,116
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		1,500	1,414
Aptiv PLC
3.100% due 12/01/2051		3,600	2,141
4.350% due 03/15/2029		600	555
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	633
Atlantia SpA 1.875% due 07/13/2027	EUR	500	456
AutoNation, Inc. 4.750% due 06/01/2030		$400	358
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,148
BAE Systems PLC 3.000% due 09/15/2050		1,000	652
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	650
BAT Capital Corp.
4.390% due 08/15/2037		1,200	937
4.540% due 08/15/2047		400	284
4.758% due 09/06/2049		300	218
Baxter International, Inc. 3.132% due 12/01/2051		1,400	910
Bayer U.S. Finance LLC 5.779% (US0003M + 1.010%) due 12/15/2023 ~		900	898
Becton Dickinson & Co.
3.734% due 12/15/2024		177	173
3.794% due 05/20/2050		500	386
Berry Global, Inc. 1.570% due 01/15/2026		2,600	2,319
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	1,678
Boeing Co.
2.750% due 02/01/2026		2,800	2,598
3.250% due 02/01/2035		700	534
3.600% due 05/01/2034		700	562
3.650% due 03/01/2047		400	270
3.750% due 02/01/2050		700	484
5.705% due 05/01/2040		400	383
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	470
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,405	2,047
3.800% due 03/20/2033		719	650
4.125% due 03/20/2033		1,158	966
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,185
3.137% due 11/15/2035		2,004	1,480
3.187% due 11/15/2036		925	667
3.419% due 04/15/2033		500	402
3.469% due 04/15/2034		2,700	2,162
4.150% due 11/15/2030		202	182
4.300% due 11/15/2032		1,300	1,149
Cameron LNG LLC 3.302% due 01/15/2035		300	243
Canadian Pacific Railway Co. 3.000% due 12/02/2041		1,600	1,213
Carrier Global Corp. 3.377% due 04/05/2040		1,900	1,449
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050		500	343
CDW LLC 3.569% due 12/01/2031		1,100	909
Centene Corp.
2.450% due 07/15/2028		1,400	1,184
4.625% due 12/15/2029		500	458
Charter Communications Operating LLC
4.400% due 12/01/2061		4,200	2,702
4.800% due 03/01/2050		1,600	1,168
5.375% due 05/01/2047		2,500	1,971
Children's Health System of Texas 2.511% due 08/15/2050		1,500	902
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		600	506
Comcast Corp. 2.887% due 11/01/2051		215	139
CommonSpirit Health 3.910% due 10/01/2050		1,300	968
Conagra Brands, Inc. 5.300% due 11/01/2038		1,100	1,040
Continental Resources, Inc. 2.268% due 11/15/2026		2,200	1,909

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

CoStar Group, Inc. 2.800% due 07/15/2030		600	491
CSN Resources SA
4.625% due 06/10/2031		1,600	1,269
7.625% due 04/17/2026		312	312
CVS Health Corp. 5.050% due 03/25/2048		800	722
CVS Pass-Through Trust 4.704% due 01/10/2036		2,494	2,244
DAE Funding LLC
1.625% due 02/15/2024		1,300	1,235
3.375% due 03/20/2028		1,900	1,689
Daimler Trucks Finance North America LLC 2.000% due 12/14/2026		1,000	882
Dell International LLC
3.450% due 12/15/2051		5,900	3,633
4.000% due 07/15/2024		1,100	1,082
5.450% due 06/15/2023		667	668
6.020% due 06/15/2026		600	613
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,000	976
7.375% due 01/15/2026		1,700	1,740
Discovery Communications LLC 4.000% due 09/15/2055		3,203	1,936
eBay, Inc. 2.700% due 03/11/2030		600	511
Ecopetrol SA 7.375% due 09/18/2043		600	512
Elevance Health, Inc. 4.650% due 01/15/2043		1,600	1,458
Energy Transfer LP
3.900% due 05/15/2024		100	97
3.900% due 07/15/2026		1,200	1,135
4.050% due 03/15/2025		1,100	1,066
4.150% due 09/15/2029		700	634
6.625% due 10/15/2036		500	503
7.500% due 07/01/2038		400	427
Entergy Louisiana LLC 4.200% due 04/01/2050		400	327
EQM Midstream Partners LP 4.125% due 12/01/2026		400	357
Expedia Group, Inc. 2.950% due 03/15/2031		176	142
Ferguson Finance PLC 3.250% due 06/02/2030		400	340
Fiserv, Inc. 3.200% due 07/01/2026		400	375
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,400	1,879
Ford Foundation
2.415% due 06/01/2050		700	444
2.815% due 06/01/2070		1,400	823
Fortune Brands Innovations, Inc. 3.250% due 09/15/2029		300	260
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		700	515
Garda World Security Corp. 4.625% due 02/15/2027		300	265
Global Payments, Inc.
2.900% due 05/15/2030		400	329
2.900% due 11/15/2031		3,100	2,452
Guara Norte SARL 5.198% due 06/15/2034		911	772
Helmerich & Payne, Inc. 2.900% due 09/29/2031		1,400	1,140
Hershey Co. 2.650% due 06/01/2050		500	327
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		700	562
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		2,100	1,717
Huntsman International LLC 4.500% due 05/01/2029		500	450
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,219
Hyundai Capital America 2.100% due 09/15/2028		1,700	1,398
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	300	294
Imperial Brands Finance PLC 6.125% due 07/27/2027		$800	797
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	700	639
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028		700	571

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

JetBlue Pass-Through Trust 4.000% due 05/15/2034		$1,478	1,318
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,122
Kinder Morgan, Inc. 5.359% (US0003M + 1.280%) due 01/15/2023 ~		200	200
Leidos, Inc. 4.375% due 05/15/2030		400	362
Lennar Corp. 4.750% due 11/29/2027		1,300	1,255
Lenovo Group Ltd. 3.421% due 11/02/2030		900	715
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,503
Masco Corp. 7.750% due 08/01/2029		1,118	1,225
Masonite International Corp. 3.500% due 02/15/2030		2,000	1,620
Medline Borrower LP 3.875% due 04/01/2029		700	565
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	804
5.750% due 07/21/2028		600	503
Micron Technology, Inc. 3.477% due 11/01/2051		6,000	3,751
Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	1,961
MPLX LP 2.650% due 08/15/2030		2,000	1,625
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	786
Netflix, Inc.
4.375% due 11/15/2026		1,500	1,446
4.875% due 04/15/2028		900	871
5.375% due 11/15/2029		400	389
5.875% due 11/15/2028		700	711
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	284
5.750% due 11/15/2041		950	870
Newmont Corp. 2.800% due 10/01/2029		1,100	938
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		5,500	4,680
NXP BV
3.250% due 05/11/2041		1,200	842
3.250% due 11/30/2051		1,300	815
3.875% due 06/18/2026		900	856
Oracle Corp.
3.650% due 03/25/2041 (h)		6,300	4,674
4.125% due 05/15/2045		1,900	1,441
Owens Corning 3.400% due 08/15/2026		1,300	1,215
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	422
PerkinElmer, Inc. 3.300% due 09/15/2029		300	262
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		400	341
Petroleos Mexicanos
6.700% due 02/16/2032		1,300	1,023
6.950% due 01/28/2060		3,228	2,048
Prime Security Services Borrower LLC 6.250% due 01/15/2028		200	182
Prosus NV
4.027% due 08/03/2050		1,100	690
4.987% due 01/19/2052		3,400	2,413
PTC, Inc. 4.000% due 02/15/2028		400	361
PulteGroup, Inc. 5.000% due 01/15/2027		1,200	1,188
QatarEnergy Trading LLC 3.125% due 07/12/2041		1,500	1,158
QVC, Inc. 5.950% due 03/15/2043		2,100	1,041
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,000	438
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	930
2.800% due 09/15/2050		1,200	749
Rockefeller Foundation 2.492% due 10/01/2050		400	255
Rogers Communications, Inc. 3.800% due 03/15/2032		1,300	1,125
Rolls-Royce PLC
3.625% due 10/14/2025		200	185
4.625% due 02/16/2026	EUR	800	833

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	707
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,500	1,473
Sands China Ltd.
2.800% due 03/08/2027		2,200	1,887
5.625% due 08/08/2025		700	670
Santos Finance Ltd. 3.649% due 04/29/2031		900	716
Sasol Financing USA LLC 4.375% due 09/18/2026		500	443
Saudi Arabian Oil Co. 2.875% due 04/16/2024		400	388
Seagate HDD Cayman
4.125% due 01/15/2031		470	368
9.625% due 12/01/2032		664	729
ServiceNow, Inc. 1.400% due 09/01/2030		2,300	1,765
Southern Co. 3.250% due 07/01/2026		800	753
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		122	109
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	368
Stryker Corp. 2.900% due 06/15/2050		$400	269
Studio City Finance Ltd. 5.000% due 01/15/2029		500	370
Sutter Health 3.361% due 08/15/2050		1,200	819
Syngenta Finance NV
4.441% due 04/24/2023		400	398
4.892% due 04/24/2025		958	929
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,419
3.600% due 11/15/2060		2,900	1,928
3.875% due 04/15/2030		400	363
TD SYNNEX Corp.
1.750% due 08/09/2026		800	681
2.375% due 08/09/2028		1,600	1,294
Tencent Holdings Ltd. 3.290% due 06/03/2060		600	361
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,267
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,260
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	365
Time Warner Cable LLC
5.500% due 09/01/2041		$1,297	1,081
5.875% due 11/15/2040		400	350
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	527
7.250% due 08/15/2038		150	167
Transocean Pontus Ltd. 6.125% due 08/01/2025		168	165
Travel & Leisure Co. 6.600% due 10/01/2025		400	394
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		16	16
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,133	981
4.000% due 10/11/2027		589	548
5.875% due 04/15/2029		5,296	5,228
Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,247
5.250% due 06/15/2046		100	76
Vale Overseas Ltd. 3.750% due 07/08/2030		600	526
Valero Energy Corp. 3.650% due 12/01/2051		700	497
Verisk Analytics, Inc. 3.625% due 05/15/2050		400	278
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,388	1,251
VMware, Inc.
2.200% due 08/15/2031		4,200	3,197
3.900% due 08/21/2027		700	654
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	574
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,456
Western Digital Corp. 2.850% due 02/01/2029		$3,500	2,713
Williams Cos., Inc. 8.750% due 03/15/2032		137	162

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,498
4.500% due 03/04/2029	700	658
Wynn Las Vegas LLC 5.250% due 05/15/2027	400	362
Wynn Macau Ltd. 5.500% due 01/15/2026	500	459
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031	1,200	871
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	400	296

		215,772

UTILITIES 6.5%
AEP Texas, Inc. 4.150% due 05/01/2049	400	314
American Water Capital Corp. 4.150% due 06/01/2049	300	249
Arizona Public Service Co. 2.650% due 09/15/2050	1,300	760
AT&T, Inc.
3.800% due 12/01/2057	2,381	1,654
3.850% due 06/01/2060	3,200	2,235
Blue Racer Midstream LLC 7.625% due 12/15/2025	200	199
Constellation Energy Generation LLC 3.250% due 06/01/2025	400	383
Deutsche Telekom AG 3.625% due 01/21/2050	900	648
DTE Electric Co. 2.625% due 03/01/2031	300	256
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	754
Duke Energy Progress LLC 2.900% due 08/15/2051	1,700	1,121
Enel Finance International NV 2.650% due 09/10/2024	600	574
Entergy Arkansas LLC 2.650% due 06/15/2051	800	486
Entergy Corp. 3.750% due 06/15/2050	400	296
Eversource Energy 2.900% due 03/01/2027	600	553
FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,059
5.350% due 07/15/2047	545	488
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	390
Georgia Power Co. 3.250% due 03/15/2051	2,800	1,940
Indiana Michigan Power Co. 3.250% due 05/01/2051	700	480
Kentucky Utilities Co. 3.300% due 06/01/2050	500	354
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	2,300	2,228
NRG Energy, Inc. 2.450% due 12/02/2027	1,100	913
Oi SA 10.000% due 07/27/2025	200	35
ONEOK, Inc. 4.550% due 07/15/2028	2,500	2,364
Pacific Gas & Electric Co.
2.100% due 08/01/2027	700	599
3.250% due 06/15/2023	800	791
3.300% due 12/01/2027	500	442
3.500% due 08/01/2050	1,700	1,062
3.950% due 12/01/2047	1,800	1,227
4.200% due 06/01/2041	700	521
4.250% due 03/15/2046	500	350
4.400% due 03/01/2032	2,500	2,189
4.550% due 07/01/2030	1,300	1,181
4.950% due 07/01/2050	1,600	1,247
PECO Energy Co. 4.375% due 08/15/2052	1,000	885
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.375% due 02/05/2050	500	376
Puget Energy, Inc. 4.100% due 06/15/2030	500	448
Rio Oil Finance Trust 9.250% due 07/06/2024	167	170
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	827
SES SA 5.300% due 04/04/2043	1,800	1,379

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Shell International Finance BV 3.625% due 08/21/2042	1,100	889
Southern California Edison Co.
3.650% due 02/01/2050	200	147
3.650% due 06/01/2051	1,400	1,025
5.625% due 02/01/2036	200	195
6.650% due 04/01/2029	200	207
Southwestern Electric Power Co. 3.250% due 11/01/2051	1,000	662
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,398
Verizon Communications, Inc.
2.355% due 03/15/2032	3,704	2,946
4.125% due 08/15/2046	1,800	1,438
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	394
Vodafone Group PLC 4.875% due 06/19/2049	1,000	840
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	1,932

		46,500

Total Corporate Bonds & Notes (Cost $530,706)		425,951

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	242
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,127
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	1,816
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	1,692

		4,877

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030	700	574

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,365	2,536

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	1,444

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	434

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	1,700	2,082

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,685

Total Municipal Bonds & Notes (Cost $15,981)		13,632

U.S. GOVERNMENT AGENCIES 11.7%
Fannie Mae
0.000% due 11/15/2030 (d)	10,700	7,691
5.625% due 04/17/2028	100	107
6.210% due 08/06/2038	9,643	11,162
Freddie Mac
0.000% due 03/15/2031 (d)	1,100	778
2.750% due 11/25/2029	1,078	991
5.000% due 04/15/2038	35	35
6.250% due 07/15/2032	300	350
6.750% due 03/15/2031	1,900	2,244
Ginnie Mae
3.500% due 11/20/2044	1,742	1,477
4.000% due 06/20/2048	127	121
5.500% due 10/20/2037	690	718
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,674

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

0.000% due 04/15/2030	4,100	2,978
U.S. Small Business Administration 5.290% due 12/01/2027	30	30
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,639	2,454
4.000% due 10/01/2047 - 06/01/2049	178	170
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	3,800	3,339
3.500% due 02/01/2053	11,800	10,729
5.000% due 01/01/2053	37,100	36,563

Total U.S. Government Agencies (Cost $86,401)		83,611

U.S. TREASURY OBLIGATIONS 69.5%
U.S. Treasury Bonds
1.250% due 05/15/2050 (l)(n)	5,700	3,070
1.375% due 11/15/2040 (l)(n)	2,100	1,366
1.750% due 08/15/2041 (j)	195,390	133,808
1.875% due 02/15/2041 (j)	104,000	73,564
2.000% due 11/15/2041 (j)(n)	108,500	77,524
2.250% due 05/15/2041 (j)(l)(n)	51,600	38,819
2.250% due 02/15/2052 (j)	17,730	12,336
2.375% due 02/15/2042 (j)	8,600	6,570
2.500% due 02/15/2045 (l)(n)	9,800	7,387
2.750% due 08/15/2042 (l)	600	483
2.875% due 05/15/2043 (l)(n)	1,637	1,338
2.875% due 05/15/2052 (j)	4,900	3,928
3.000% due 08/15/2048 (l)(n)	12,712	10,446
3.000% due 08/15/2052 (j)(n)	5,500	4,533
3.125% due 02/15/2043 (l)(n)	23,100	19,729
3.125% due 05/15/2048 (l)(n)	3,103	2,609
3.250% due 05/15/2042 (j)	34,600	30,351
3.375% due 08/15/2042 (j)	30,140	26,947
4.000% due 11/15/2052 (j)	5,100	5,109
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	572	369
0.250% due 02/15/2050	3,941	2,661
0.625% due 02/15/2043	648	524
0.750% due 02/15/2045	2,151	1,742
1.000% due 02/15/2049	1,303	1,090
U.S. Treasury STRIPS (d)
0.000% due 08/15/2040 (d)	4,500	2,239
0.000% due 11/15/2040 (d)	12,200	6,007
0.000% due 08/15/2042 (d)	2,600	1,148
0.000% due 05/15/2043 (d)	5,800	2,479
0.000% due 11/15/2043 (d)	1,000	422
0.000% due 11/15/2044 (d)	13,200	5,290
0.000% due 05/15/2046 (d)	8,700	3,298
0.000% due 08/15/2047 (d)	22,500	8,195
0.000% due 05/15/2052 (d)	8,000	2,574

Total U.S. Treasury Obligations (Cost $647,785)		497,955

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Investment Trust 4.969% due 11/25/2045 •	736	636
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	2,147
6.218% due 03/15/2037 ~	500	491
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,025
4.957% due 08/10/2035 ~	700	594
Bear Stearns Adjustable Rate Mortgage Trust 3.810% due 01/25/2035 ~	1	1
Citigroup Mortgage Loan Trust 2.358% due 03/25/2034 ~	31	29
Credit Suisse Mortgage Capital Trust
2.963% due 12/26/2059 ~	494	487
3.391% due 04/25/2043 ~	549	518
Downey Savings & Loan Association Mortgage Loan Trust 3.728% due 07/19/2044 ~	17	16
Fontainebleau Miami Beach Trust 3.144% due 12/10/2036	2,200	2,056
GSMPS Mortgage Loan Trust 4.739% due 01/25/2036 •	762	630
IndyMac IMSC Mortgage Loan Trust 4.749% due 07/25/2047 •	65	45
IndyMac INDX Mortgage Loan Trust 4.579% due 04/25/2037 •	1,088	915
Merrill Lynch Mortgage Investors Trust 3.380% due 11/25/2035 •	348	317
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	811	758
4.500% due 05/25/2058 ~	156	147
Structured Adjustable Rate Mortgage Loan Trust 3.780% due 02/25/2034 ~	4	4

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Asset Mortgage Investments Trust
4.769% due 07/25/2046 ^~		31	22
4.829% due 05/25/2036 •		54	41
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		457	426
5.389% due 05/25/2058 ~		129	128
5.389% due 10/25/2059 ~		102	101
WaMu Mortgage Pass-Through Certificates Trust
2.826% due 01/25/2037 ^~		484	398
3.096% due 08/25/2046 •		405	309
4.759% due 05/25/2034 ~		665	622
5.229% due 06/25/2044 ~		54	49

Total Non-Agency Mortgage-Backed Securities (Cost $13,737)			12,912

ASSET-BACKED SECURITIES 3.0%
Accredited Mortgage Loan Trust 4.655% due 01/25/2035 ~		398	365
American Money Management Corp. CLO Ltd. 5.542% due 11/10/2030 •		900	887
Barings CLO Ltd. 5.029% due 04/15/2031 •		2,300	2,256
BHG Securitization Trust 5.320% due 10/17/2035		912	905
BlueMountain Fuji EUR CLO II DAC 2.028% due 07/15/2030 ~	EUR	861	900
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		$2,900	2,894
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •		145	144
Countrywide Asset-Backed Certificates Trust
3.209% due 04/25/2036 ~		1,800	1,674
5.439% due 11/25/2035 ~		93	93
Dryden CLO Ltd. 5.129% due 07/15/2031 •		2,500	2,457
Equifirst Loan Securitization Trust 4.559% due 04/25/2037 •		689	585
Harvest CLO DAC 2.138% due 07/15/2031 •	EUR	1,600	1,654
HSI Asset Securitization Corp. Trust 4.709% due 05/25/2037 •		$57	56
IXIS Real Estate Capital Trust 5.019% due 02/25/2036 •		22	23
JP Morgan Mortgage Acquisition Corp. 5.094% due 09/25/2035 ~		238	233
JP Morgan Mortgage Acquisition Trust 4.072% due 11/25/2036 •		1,389	1,388
LCM LP 5.123% due 04/20/2028 •		142	141
PFP Ltd. 6.600% due 08/19/2035 ~		2,500	2,456
Securitized Asset-Backed Receivables LLC Trust 4.869% due 03/25/2036 ~		324	317
SLM Private Education Loan Trust 9.068% due 10/15/2041 •		1,878	2,017
SLM Student Loan Trust 5.858% due 04/25/2023 ~		48	48
Structured Asset Investment Loan Trust 4.539% due 06/25/2036 ~		307	294

Total Asset-Backed Securities (Cost $21,953)			21,787

SOVEREIGN ISSUES 0.2%
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	951
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,100	266
6.350% due 08/12/2028		1,300	326

Total Sovereign Issues (Cost $2,085)			1,543

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (i) 0.0%			284

U.S. TREASURY BILLS 1.1%
4.196% due 03/02/2023 - 03/23/2023 (c)(d)(o)		$8,252	8,190

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $8,476)		8,474

Total Investments in Securities (Cost $1,341,656)		1,079,852

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	498,962	4,848

Total Short-Term Instruments (Cost $4,848)		4,848

Total Investments in Affiliates (Cost $4,848)		4,848

Total Investments 151.4% (Cost $1,346,504)		$1,084,700
Financial Derivative Instruments (k)(m) (0.5)%(Cost or Premiums, net $16,553)		(3,395)
Other Assets and Liabilities, net (50.9)%		(364,817)

Net Assets 100.0%		$716,488

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	01/18/2022	$1,100	$891	0.12%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,100	972	0.13
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	1,764	0.25
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,488	4,912	0.69
Oracle Corp.	3.650	03/25/2041	03/22/2021	6,260	4,674	0.65

$18,348	$13,213	1.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$284	U.S. Treasury Bills 0.000% due 06/29/2023	$(290)	$284	$284

Total Repurchase Agreements	$(290)	$284	$284

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.340%	12/08/2022	01/05/2023	$(11,204)	$(11,239)
BSN	4.150	11/03/2022	01/04/2023	(149,737)	(150,790)
4.160	11/10/2022	01/04/2023	(48,622)	(48,925)
DEU	4.350	12/07/2022	01/05/2023	(14,333)	(14,379)
4.400	12/29/2022	01/05/2023	(8,769)	(8,774)
4.440	12/12/2022	01/12/2023	(1,202)	(1,206)
4.450	12/16/2022	01/06/2023	(6,758)	(6,773)
4.450	12/19/2022	01/09/2023	(6,265)	(6,276)
GRE	4.470	12/15/2022	01/05/2023	(2,464)	(2,470)
JML	(1.500)	11/16/2022	TBD(3)	EUR	(548)	(586)
JPS	4.120	11/09/2022	01/09/2023	$(862)	(868)
4.200	11/16/2022	01/10/2023	(2,317)	(2,330)

Total Reverse Repurchase Agreements	$(254,616)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	4.180%	11/22/2022	01/19/2023	$(44,624)	$(44,842)

Total Sale-Buyback Transactions	$(44,842)

(j)	Securities with an aggregate market value of $304,319 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(265,494) at a weighted average interest rate of 2.338%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(83) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2023	1,458	$281,467	$(10,514)	$0	$(784)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	759	$(81,919)	$230	$66	$0
U.S. Treasury 10-Year Note March Futures	03/2023	157	(17,631)	48	22	0

$278	$88	$0

Total Futures Contracts	$(10,236)	$88	$(784)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.791%	$600	$13	$(8)	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.901	1,800	0	3	3	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.918	800	11	(9)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	900	16	(16)	0	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.022	1,200	14	(14)	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	1.069	1,300	(7)	4	(3)	0	(1)
Atlantia SPA	1.000	Quarterly	06/20/2025	1.732	EUR	300	(18)	13	(5)	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.746	800	1	1	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	$400	3	(2)	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	1,600	(6)	(10)	(16)	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.953	EUR	800	10	(9)	1	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.531	200	(2)	(3)	(5)	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.109	$1,400	(2)	(3)	(5)	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801	2,400	15	1	16	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	300	4	(2)	2	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	1,100	215	(96)	119	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473	EUR	1,000	(141)	105	(36)	0	(2)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.767		1,600	(163)	81	(82)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.979		$4,300	97	(92)	5	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009		900	21	(21)	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123		900	(16)	11	(5)	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.765		6,300	45	11	56	2	0

							$110	$(55)	$55	$4	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$644	$(24)	$(1)	$(25)	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027		200	(16)	4	(12)	0	0

							$(40)	$3	$(37)	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.250%	Annual	03/15/2028	GBP	11,100	$687	$395	$1,082	$17	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(8)	(361)	(369)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(353)	(362)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(439)	(451)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		$91,400	8,180	9,413	17,593	314	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,296	2,818	9,114	158	0
Pay	1-Day USD-SOFR Compounded-OIS	1.930	Annual	03/24/2052		700	(6)	(163)	(169)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.859	Annual	04/05/2052		7,000	(69)	(1,722)	(1,791)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	1.860	Annual	04/06/2052		1,500	(15)	(369)	(384)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.715	Annual	09/21/2052		1,000	(9)	(88)	(97)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.860	Annual	09/27/2052		800	(8)	(47)	(55)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.050	Annual	12/14/2052		2,300	(14)	86	72	11	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	168,400	(22)	(1,507)	(1,529)	0	(1)
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027		38,000	0	79	79	0	0
Receive	3-Month USD-LIBOR	1.810	Semi-Annual	11/10/2051		$2,300	(18)	745	727	11	0
Receive	3-Month USD-LIBOR	1.638	Semi-Annual	12/08/2051		1,200	(8)	423	415	6	0

							$14,965	$8,910	$23,875	$517	$(49)

Total Swap Agreements							$15,035	$8,858	$23,893	$521	$(54)

(l)

Securities with an aggregate market value of $27,614 and cash of $3,394 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

(m)		FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability

BPS	03/2023		$1,647	MXN	33,204		$33	$0
CBK	01/2023		1,443	BRL	7,575		0	(9)
	02/2023	AUD	1,302		$872		0	(16)
	05/2023	PEN	2,564		646		0	(22)
GLM	01/2023	BRL	7,575		1,421		0	(13)
	03/2023	MXN	33,546		1,632		0	(66)
	04/2023		$1,396	BRL	7,575		14	0
JPM	02/2023		56	MXN	1,138		2	0
MBC	01/2023	CAD	152		$113		1	0
	01/2023	DKK	6,345		887		0	(27)
	01/2023	EUR	15,472		16,216		0	(353)
	01/2023	GBP	3,138		3,824		30	0
SCX	01/2023		$49	PEN	189		1	0

Total Forward Foreign Currency Contracts							$81	$(506)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	2,410	$273	$1,310
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,220	238	1,206

Total Purchased Options							$511	$2,516

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	2,300	$(4)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870%	01/23/2023	400	$(3)	$(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	400	(3)	(5)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/17/2023	700	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	01/17/2023	700	(3)	(12)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	7,210	(265)	(2,223)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.610	01/17/2023	400	(4)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	01/17/2023	400	(4)	(11)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/12/2023	900	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	01/12/2023	900	(5)	(8)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.740	01/19/2023	400	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.180	01/19/2023	400	(3)	(9)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	6,660	(235)	(2,053)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	01/23/2023	800	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	01/23/2023	800	(4)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	01/17/2023	400	(3)	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	01/17/2023	400	(3)	(15)

$(550)	$(4,347)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.891	01/05/2023	1,900	$(6)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.813	02/06/2023	1,100	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	700	(5)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	1,100	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	700	(4)	(1)

$(29)	$(15)

Total Written Options	$(583)	$(4,362)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	1.855%	$100	$(4)	$1	$0	$(3)
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.692	400	(2)	4	2	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.397	100	(1)	0	0	(1)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.153	300	(4)	4	0	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	300	(3)	5	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	200	(8)	6	0	(2)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.155	1,800	(75)	72	0	(3)
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.588	200	(3)	4	1	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	100	(1)	1	0	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.306	1,000	(62)	11	0	(51)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.640	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	400	1	(2)	0	(1)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	100	0	(1)	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	400	(14)	9	0	(5)

$(177)	$116	$6	$(67)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.HY-33 5-Year Index 35-100%	5.000%	Quarterly	12/20/2024	$8,194	$1,364	$(622)	$742	$0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	300	36	(23)	13	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	(8)	5	0
MYC	CDX.HY-37 5-Year Index 25-35%	5.000	Quarterly	12/20/2026	2,600	354	(104)	250	0

$1,767	$(757)	$1,010	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	10,298	4.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	$84,217	$0	$(353)	$0	$(353)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

FAR	Receive	S&P 500 Total Return Index	8,869	4.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	72,531	0	(310)	0	(310)
	Receive	S&P 500 Total Return Index	12,799	4.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	104,671	0	(445)	0	(445)
	Receive	S&P 500 Total Return Index	1,451	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	11,866	0	(49)	0	(49)
MBC	Receive	S&P 500 Total Return Index	3,108	4.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	25,417	0	(107)	0	(107)
	Receive	S&P 500 Total Return Index	5,662	4.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	46,304	0	(197)	0	(197)
	Receive	S&P 500 Total Return Index	3,452	4.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	28,231	0	(117)	0	(117)
RBC	Receive	S&P 500 Total Return Index	1,955	4.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	15,988	0	(68)	0	(68)
	Receive	S&P 500 Total Return Index	4,355	4.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	35,615	0	(152)	0	(152)
TOR	Receive	S&P 500 Total Return Index	785	4.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	6,420	0	(27)	0	(27)
UAG	Receive	S&P 500 Total Return Index	1,096	4.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	8,963	0	(19)	0	(19)

								$0	$(1,844)	$0	$(1,844)

Total Swap Agreements								$1,590	$(2,485)	$1,016	$(1,911)

(n)

Securities with an aggregate market value of $29,369 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments					$0		$10,998	$2,989		$13,987
Corporate Bonds & Notes
Banking & Finance					0		163,679	0		163,679
Industrials					0		215,772	0		215,772
Utilities					0		46,500	0		46,500
Municipal Bonds & Notes
California					0		4,877	0		4,877
Florida					0		574	0		574
Georgia					0		2,536	0		2,536
Maryland					0		1,444	0		1,444
New York					0		434	0		434

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2022 (Unaudited)

Ohio	0	2,082	0	2,082
Texas	0	1,685	0	1,685
U.S. Government Agencies	0	83,611	0	83,611
U.S. Treasury Obligations	0	497,955	0	497,955
Non-Agency Mortgage-Backed Securities	0	12,912	0	12,912
Asset-Backed Securities	0	21,787	0	21,787
Sovereign Issues	0	1,543	0	1,543
Short-Term Instruments
Repurchase Agreements	0	284	0	284
U.S. Treasury Bills	0	8,190	0	8,190

	$0	$1,076,863	$2,989	$1,079,852
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,848	$0	$0	$4,848

Total Investments	$4,848	$1,076,863	$2,989	$1,084,700

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	609	0	609
Over the counter	0	3,613	0	3,613

	$0	$4,222	$0	$4,222
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(784)	(54)	0	(838)
Over the counter	0	(6,779)	0	(6,779)

	$(784)	$(6,833)	$0	$(7,617)

Total Financial Derivative Instruments	$(784)	$(2,611)	$0	$(3,395)

Totals	$4,064	$1,074,252	$2,989	$1,081,305

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO StocksPLUS® Short Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
CORPORATE BONDS & NOTES 2.8%
BANKING & FINANCE 1.8%
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		$500	$496
Barclays PLC 7.125% due 06/15/2025 •(d)(e)	GBP	500	573
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	900	947
Credit Suisse Group AG 7.250% due 09/12/2025 •(d)(e)		$1,078	775
General Motors Financial Co., Inc. 5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	499
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		600	591
ING Groep NV 5.750% due 11/16/2026 •(d)(e)		500	444
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		1,323	1,280
NatWest Group PLC 8.000% due 08/10/2025 •(d)(e)		600	592
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	8,987	998
VICI Properties LP 4.750% due 02/15/2028		$100	95

			7,290

INDUSTRIALS 0.9%
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		300	272
CVS Pass-Through Trust 6.943% due 01/10/2030		385	392
DAE Funding LLC 1.625% due 02/15/2024		500	475
MPLX LP 2.650% due 08/15/2030		400	325
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		900	837
4.345% due 09/17/2027		700	636
4.810% due 09/17/2030		200	170
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		100	87
4.279% due 03/15/2032		400	330

			3,524

UTILITIES 0.1%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		400	363

Total Corporate Bonds & Notes (Cost $12,462)			11,177

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		94	96

Total Municipal Bonds & Notes (Cost $92)			96

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
2.070% due 12/01/2033 •		1	1
2.799% due 09/01/2035 •		5	5
2.978% due 06/01/2035 •		3	3
3.384% due 12/01/2033 •		4	3
3.481% due 11/01/2035 •		1	1
3.672% due 06/01/2034 •		12	12
3.764% due 06/01/2035 •		3	3
3.805% due 07/01/2035 •		1	1
4.366% due 09/25/2042 •		15	14

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

4.739% due 07/25/2037 •	23	22
4.769% due 07/25/2037 ~	39	39
4.789% due 09/25/2035 •	81	79
4.799% due 09/25/2035 ~	187	184
5.109% due 06/25/2037 •	349	347
Freddie Mac
3.508% due 06/01/2035 •	6	6
4.000% due 01/01/2048 - 03/01/2049	93	88
4.011% due 11/01/2034 •	2	2
4.698% due 03/15/2037 ~	361	353
5.000% due 05/01/2023 - 01/01/2039	691	706
5.018% due 08/15/2037 •	489	485
5.028% due 10/15/2037 •	80	80
5.038% due 05/15/2037 - 09/15/2037 •	571	567
5.500% due 01/01/2035 - 03/01/2039	128	134
6.000% due 08/01/2027 - 12/01/2037	32	33
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,404	2,455
6.000% due 07/15/2037 - 08/15/2037	21	21
Ginnie Mae, TBA 5.000% due 01/01/2053	6,000	5,946
U.S. Small Business Administration
4.430% due 05/01/2029	56	54
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	35	34
4.500% due 05/01/2023 - 02/01/2044	1,508	1,486
5.000% due 11/01/2025 - 01/01/2029	23	23
5.500% due 02/01/2025 - 09/01/2041	3,663	3,774
6.000% due 10/01/2026 - 05/01/2041	2,539	2,644

Total U.S. Government Agencies (Cost $20,093)		19,605

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2031 (h)(j)	1,259	1,119
0.125% due 02/15/2051 (j)	229	148
0.125% due 02/15/2052 (j)	642	416
0.625% due 02/15/2043 (h)(j)	646	522
1.375% due 02/15/2044 (h)	1,379	1,282

Total U.S. Treasury Obligations (Cost $4,231)		3,487

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.4%
280 Park Avenue Mortgage Trust 5.117% due 09/15/2034 •	2,700	2,635
Banc of America Funding Trust 3.418% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
3.942% due 07/25/2035 ^~	118	107
4.014% due 05/25/2033 ~	2	2
Barclays Commercial Mortgage Securities Trust 5.293% due 08/15/2036 •	800	787
Bear Stearns Adjustable Rate Mortgage Trust
3.887% due 11/25/2034 ~	16	16
3.976% due 12/25/2035 ~	3	3
4.111% due 11/25/2034 ~	2	2
Bear Stearns ALT-A Trust 3.354% due 10/25/2035 ^~	599	506
BFLD Trust 5.408% due 10/15/2034 •	800	786
BX Commercial Mortgage Trust 6.176% due 01/17/2039 ~	1,500	1,424
BX Trust
5.085% (TSFR1M + 0.749%) due 04/15/2039 ~	700	646
5.217% due 10/15/2036 ~	1,260	1,201
Chase Mortgage Finance Trust
3.707% due 09/25/2036 ^~	123	102
3.824% due 12/25/2035 ^~	65	59
6.000% due 12/25/2036	129	63
Citigroup Mortgage Loan Trust
3.950% due 05/25/2035 •	2	2
5.410% due 10/25/2035 ~	2	2
6.170% due 09/25/2062 þ	1,456	1,426
Colony Mortgage Capital Ltd. 5.796% due 11/15/2038 •	2,000	1,875
COLT Mortgage Loan Trust 1.325% due 10/26/2065 ~	592	531
Countrywide Alternative Loan Trust
4.769% due 09/25/2046 ^•	619	573
4.949% due 02/25/2037 ~	78	63
5.013% due 11/20/2035 •	1,747	1,533
5.500% due 07/25/2035 ^	2	2
6.000% due 05/25/2037 ^	1,285	627
Countrywide Home Loan Mortgage Pass-Through Trust
3.671% due 02/20/2035 ~	3	3
3.792% due 11/25/2034 ~	141	127

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

5.910% due 02/20/2036 ^~		2	2
Credit Suisse Mortgage Capital Trust 2.816% due 08/15/2037		1,800	1,625
DBGS Mortgage Trust
5.298% due 06/15/2033 •		1,000	924
5.713% due 10/15/2036 •		800	753
DBWF Mortgage Trust 5.789% due 12/19/2030 ~		1,600	1,539
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		1,800	1,816
GS Mortgage Securities Corp. Trust 5.768% due 07/15/2031 ~		494	466
GSR Mortgage Loan Trust
3.719% due 11/25/2035 ~		4	3
3.767% due 09/25/2035 ~		4	3
3.954% due 11/25/2035 ^~		220	181
6.000% due 02/25/2036 ^		2,758	1,264
6.000% due 07/25/2037 ^		741	520
HarborView Mortgage Loan Trust
3.529% due 06/19/2036 ^~		723	415
4.679% due 12/19/2036 ^•		70	60
4.779% due 05/19/2035 ~		5	4
Hilton Orlando Trust 5.618% due 12/15/2034 •		1,400	1,356
IndyMac INDX Mortgage Loan Trust
2.824% due 06/25/2037 ^~		1,455	1,176
3.215% due 06/25/2036 ~		1,473	1,331
JP Morgan Alternative Loan Trust 3.133% due 05/25/2036 ^~		703	402
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033		1,450	1,291
JP Morgan Mortgage Trust
2.675% due 02/25/2035 ~		1	1
3.590% due 10/25/2036 ~		57	42
3.614% due 10/25/2036 ^~		351	266
3.708% due 07/25/2035 ~		23	23
5.750% due 01/25/2036 ^		23	11
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		533	488
MASTR Adjustable Rate Mortgages Trust 2.642% due 07/25/2035 ^~		99	85
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.758% due 12/15/2030 •		12	12
Merrill Lynch Alternative Note Asset Trust 4.989% due 03/25/2037 •		978	285
Merrill Lynch Mortgage Investors Trust
3.011% due 05/25/2033 ~		9	9
3.820% due 09/25/2035 ^~		277	224
4.385% due 11/25/2035 •		11	10
4.809% due 02/25/2036 ~		12	11
Mortgage Equity Conversion Asset Trust 5.140% due 05/25/2042 ~		1,250	1,091
New Orleans Hotel Trust 5.307% due 04/15/2032 •		1,000	952
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		29	15
5.769% due 06/25/2036 ~		949	270
PRET LLC 6.559% due 08/25/2052 þ		1,485	1,468
Prime Mortgage Trust 6.000% due 06/25/2036 ^		15	15
Residential Accredit Loans, Inc. Trust
4.689% due 02/25/2037 •		665	578
4.749% due 07/25/2036 ~		2,431	1,033
4.759% due 08/25/2036 ~		1,253	1,103
4.769% due 07/25/2036 ~		1,185	1,040
Structured Adjustable Rate Mortgage Loan Trust
3.448% due 01/25/2035 ^•		13	11
3.780% due 02/25/2034 ~		6	6
Structured Asset Mortgage Investments Trust 4.949% due 02/25/2036 ^•		6	5
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	199	226
Thornburg Mortgage Securities Trust 6.666% due 06/25/2047 ^•		$547	450
WaMu Mortgage Pass-Through Certificates Trust
3.211% due 02/25/2037 ^~		203	182
3.248% due 11/25/2042 ~		2	1
3.548% due 10/25/2046 ~		49	44
5.029% due 08/25/2045 ~		1,027	974

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.564% due 12/25/2036 ^~		224	213

Total Non-Agency Mortgage-Backed Securities (Cost $45,027)			41,379

ASSET-BACKED SECURITIES 22.2%
ACE Securities Corp. Home Equity Loan Trust
4.509% due 10/25/2036 ~		7	3
5.409% due 04/25/2035 •		1,431	1,368
Aegis Asset-Backed Securities Trust 5.124% due 08/25/2035 ~		1,300	1,052
AREIT Trust
5.076% due 01/16/2037 ~		1,245	1,190
6.567% due 06/17/2039 ~		1,000	993
7.119% due 06/17/2039 •		900	890
Argent Securities Trust 4.749% due 04/25/2036 •		961	320
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.049% due 11/25/2035 •		744	714
Atlas Senior Loan Fund Ltd. 5.543% due 04/20/2028 •		600	591
Barings CLO Ltd. 5.029% due 04/15/2031 •		2,200	2,158
Bear Stearns Asset-Backed Securities Trust
4.629% due 06/25/2047 •		948	946
4.990% due 03/25/2035 •		2,579	2,556
5.229% due 08/25/2036 •		1,400	1,352
BHG Securitization Trust
5.320% due 10/17/2035		1,186	1,176
5.930% due 10/17/2035		1,800	1,771
BPCRE Holder LLC 6.725% due 01/16/2037 •		500	493
BSPRT Issuer Ltd. 6.632% due 07/15/2039 •		1,400	1,370
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		900	898
Carrington Mortgage Loan Trust 5.099% due 04/17/2031 ~		2,000	1,964
Centex Home Equity Loan Trust
4.884% due 06/25/2036 •		500	445
5.439% due 10/25/2035 ~		1,528	1,457
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		700	700
Citigroup Mortgage Loan Trust 4.549% due 12/25/2036 ~		662	373
CLNC Ltd. 5.689% due 08/20/2035 •		361	355
CQS U.S. CLO Ltd. 6.747% due 07/20/2031 •		1,000	993
Credit-Based Asset Servicing and Securitization LLC 5.439% due 03/25/2046 ~		315	314
Encore Credit Receivables Trust 5.289% due 01/25/2036 ~		1,000	955
Equifirst Loan Securitization Trust 4.559% due 04/25/2037 •		813	691
Exeter Automobile Receivables Trust 5.290% due 01/15/2025		2,900	2,900
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,900	1,974
First Franklin Mortgage Loan Trust
4.709% due 04/25/2036 •		$105	101
4.889% due 06/25/2036 ~		500	439
First Investors Auto Owner Trust 4.280% due 01/15/2025		127	127
FREED ABS Trust
4.500% due 08/20/2029		476	475
6.490% due 12/18/2029		1,292	1,292
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		979	968
GoldenTree Loan Management U.S. CLO Ltd. 6.463% due 07/20/2035 •		1,500	1,475
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •		976	961
Greywolf CLO Ltd. 5.518% due 01/27/2031 •		900	888
GSAMP Trust 4.439% due 12/25/2046 •		1,689	847
Harvest CLO DAC 2.018% due 10/15/2031 •	EUR	400	416
HSI Asset Securitization Corp. Trust 4.669% due 10/25/2036 •		$3,643	1,207
JP Morgan Mortgage Acquisition Trust 4.794% due 07/25/2036 ~		1,124	1,088
KKR CLO Ltd. 5.239% due 07/15/2034 ~		250	245

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		703	686
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		798	784
LL ABS Trust 6.630% due 05/15/2030		1,846	1,840
Long Beach Mortgage Loan Trust
4.689% due 05/25/2036 ~		614	357
4.949% due 10/25/2034 •		6	5
5.634% due 11/25/2032 •		991	975
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		127	127
Master Credit Card Trust 4.844% due 07/21/2024 •		1,600	1,600
MASTR Asset-Backed Securities Trust 5.539% due 08/25/2037 ~		1,678	1,392
Merrill Lynch First Franklin Mortgage Loan Trust 4.669% due 04/25/2037 ~		1,476	681
MF1 Ltd.
5.419% due 10/16/2036 •		800	768
6.471% due 06/19/2037 •		3,192	3,147
6.971% due 06/19/2037 •		2,200	2,170
Morgan Stanley ABS Capital, Inc. Trust 4.449% due 05/25/2037 ~		374	327
Morgan Stanley Home Equity Loan Trust 4.559% due 04/25/2037 •		961	526
Nationstar Home Equity Loan Trust 4.709% due 04/25/2037 ~		778	753
Nelnet Student Loan Trust 5.093% due 04/20/2062 •		1,318	1,280
Oaktree CLO Ltd. 5.239% due 07/15/2034 •		600	580
Oportun Issuance Trust 5.940% due 10/09/2029		577	572
Ownit Mortgage Loan Trust 5.214% due 08/25/2036 •		868	780
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		231	227
6.060% due 03/15/2030		2,246	2,219
Palmer Square European Loan Funding 3.993% due 04/12/2032 •	EUR	2,300	2,453
PRET LLC
5.240% due 04/25/2052 þ		$356	344
5.927% due 06/25/2052 þ		1,001	968
Ready Capital Mortgage Financing LLC
6.790% due 06/25/2037 •		569	566
6.875% due 10/25/2039 •		2,097	2,094
7.434% due 06/25/2037 •		1,100	1,099
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		438	423
Residential Asset Securities Corp. Trust 5.274% due 12/25/2035 ~		1,100	940
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025		528	526
Securitized Asset-Backed Receivables LLC Trust
4.549% due 08/25/2036 •		1,302	425
4.869% due 07/25/2036 •		1,180	495
5.349% due 01/25/2036 ^•		1,685	1,598
Shelter Growth CRE Issuer Ltd.
6.617% due 06/17/2037 ~		900	895
7.514% due 06/17/2037 ~		600	589
SMB Private Education Loan Trust 5.239% due 09/15/2054 •		1,095	1,061
Soundview Home Loan Trust 4.889% due 10/25/2036 ~		918	871
Structured Asset Investment Loan Trust 4.569% due 09/25/2036 ~		979	621
Structured Asset Securities Corp. Mortgage Loan Trust
4.729% due 12/25/2036 ~		155	152
5.364% due 05/25/2035 •		1,387	1,346
Theorem Funding Trust 6.060% due 12/15/2028		1,126	1,107
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		2,650	2,589
Trestles CLO Ltd. 5.448% due 07/21/2034 •		250	242
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		460	428
Upstart Securitization Trust
4.370% due 05/20/2032		336	329

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

5.500% due 06/20/2032		1,277	1,246

Total Asset-Backed Securities (Cost $90,280)			88,694

SOVEREIGN ISSUES 0.1%
Brazil Government International Bond 4.750% due 01/14/2050		389	274

Total Sovereign Issues (Cost $380)			274

SHORT-TERM INSTRUMENTS 56.5%
COMMERCIAL PAPER 2.9%
American Electric Power Co., Inc. 4.800% due 01/04/2023		3,300	3,298
Crown Castle, Inc. 5.100% due 01/09/2023		2,000	1,997
Duke Energy Corp. 4.620% due 01/11/2023		1,700	1,697
Entergy Corp. 4.750% due 01/11/2023		1,400	1,398
Fiserv, Inc. 4.600% due 01/05/2023		1,200	1,199
Quanta Services, Inc. 5.100% due 01/11/2023		1,900	1,897

			11,486

REPURCHASE AGREEMENTS (f) 44.7%			178,605

SHORT-TERM NOTES 0.2%
CCG Receivables Trust 1.842% due 06/14/2023		78	78
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		760	759

			837

HUNGARY TREASURY BILLS 0.5%
18.250% due 01/03/2023 (a)(b)	HUF	683,000	1,831

JAPAN TREASURY BILLS 7.8%
(0.185)% due 01/11/2023 - 01/30/2023 (a)(b)	JPY	4,070,000	31,015

U.S. TREASURY BILLS 0.4%
4.209% due 02/16/2023 - 03/02/2023 (a)(b)(j)		$1,683	1,673

Total Short-Term Instruments (Cost $222,040)			225,447

Total Investments in Securities (Cost $394,605)			390,159

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		18,957	184

Total Short-Term Instruments (Cost $184)			184

Total Investments in Affiliates (Cost $184)			184

Total Investments 97.8% (Cost $394,789)			$390,343
Financial Derivative Instruments (g)(i) 2.9%(Cost or Premiums, net $1,207)			11,452
Other Assets and Liabilities, net 0.7%			(2,668)

Net Assets 100.0%			$399,127

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.100%	12/30/2022	01/03/2023	$22,500	U.S. Treasury Notes 0.375% due 11/30/2025	$(22,965)	$22,500	$22,510
BRC	4.330	12/30/2022	01/03/2023	155,100	U.S. Treasury Notes 2.375% due 03/31/2029	(157,643)	155,100	155,175
FICC	1.900	12/30/2022	01/03/2023	1,005	U.S. Treasury Bills 0.000% due 06/29/2023	(1,025)	1,005	1,005

Total Repurchase Agreements	$(181,633)	$178,605	$178,690

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(4) at a weighted average interest rate of 3.880%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2023	2	$285	$(18)	$1	$(2)
U.S. Treasury 2-Year Note March Futures	03/2023	15	3,076	0	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2023	6	648	(6)	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2023	9	1,011	(11)	0	(1)
U.S. Treasury Long-Term Bond March Futures	03/2023	8	1,003	(7)	0	(1)

$(42)	$1	$(8)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2023	955	$(184,363)	$4,514	$505	$0
Euro-Buxl 30-Year Bond March Futures	03/2023	2	(290)	55	8	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	16	(2,149)	(5)	8	0

$4,564	$521	$(1)

Total Futures Contracts	$4,522	$522	$(9)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly		06/20/2027		$49,000	$236	$297	$533	$1	$0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		132,300	169	937	1,106	5	0

							$405	$1,234	$1,639	$6	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2032		$2,700	$251	$155	$406	$7	$0
Receive	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026	CNY	3,300	(6)	4	(2)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		3,300	0	2	2	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		8,000	(13)	9	(4)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		8,000	0	4	4	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		8,000	(14)	10	(4)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		8,000	0	4	4	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		8,000	(17)	10	(7)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		8,000	0	7	7	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,900	(37)	21	(16)	3	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,900	5	11	16	0	(2)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045		$2,200	0	(986)	(986)	0	(9)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	727	722	1,449	16	0
Pay(4)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	2,300	(240)	(67)	(307)	0	(12)
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		800	146	30	176	8	0

							$802	$(64)	$738	$38	$(27)

Total Swap Agreements							$1,207	$1,170	$2,377	$44	$(27)

(h)

Securities with an aggregate market value of $2,484 and cash of $14,002 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)									This instrument has a forward starting effective date.
(i)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2023		JPY	1,230,000		$8,602		$0		$(778)
BPS		01/2023		HUF	115,870		303		0		(8)
		02/2023		EUR	5,659		5,868		0		(207)
BRC		01/2023		HUF	155,340		405		0		(11)
CLY		01/2023			220,347		562		0		(29)
GLM		01/2023		CNH	121		17		0		0
		01/2023		HUF	188,218		482		0		(23)
		03/2023		MXN	40,835		1,987		0		(80)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

MBC	01/2023	DKK	6,875	961	0	(29)
01/2023	GBP	608	741	6	0
05/2023	CNH	38	6	0	0
RBC	03/2023	MXN	179	9	0	0
04/2023	$2,040	MXN	42,276	88	0
TOR	01/2023	JPY	2,840,000	$19,354	0	(2,346)

Total Forward Foreign Currency Contracts	$94	$(3,511)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	S&P 500 Total Return Index	4,815	4.710% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/08/2023	$46,344	$0	$7,939	$7,939	$0
GST	Pay	S&P 500 Total Return Index	12,769	4.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	110,809	0	6,831	6,831	0
Pay	S&P 500 Total Return Index	4,748	4.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	38,253	0	(557)	0	(557)
SOG	Pay	S&P 500 Total Return Index	3,718	4.605% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	30,406	0	126	126	0

Total Swap Agreements	$0	$14,339	$14,896	$(557)

(j)

Securities with an aggregate market value of $2,674 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,290	$0	$7,290
Industrials	0	3,524	0	3,524
Utilities	0	363	0	363
Municipal Bonds & Notes
Illinois	0	96	0	96
U.S. Government Agencies	0	19,605	0	19,605
U.S. Treasury Obligations	0	3,487	0	3,487
Non-Agency Mortgage-Backed Securities	0	41,379	0	41,379
Asset-Backed Securities	0	88,694	0	88,694
Sovereign Issues	0	274	0	274
Short-Term Instruments
Commercial Paper	0	11,486	0	11,486
Repurchase Agreements	0	178,605	0	178,605
Short-Term Notes	0	837	0	837
Hungary Treasury Bills	0	1,831	0	1,831
Japan Treasury Bills	0	31,015	0	31,015
U.S. Treasury Bills	0	1,673	0	1,673

$0	$390,159	$0	$390,159
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$184	$0	$0	$184

Total Investments	$184	$390,159	$0	$390,343

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	514	52	0	566
Over the counter	0	14,990	0	14,990

$514	$15,042	$0	$15,556
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(33)	0	(36)
Over the counter	0	(4,068)	0	(4,068)

$(3)	$(4,101)	$0	$(4,104)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2022 (Unaudited)

Total Financial Derivative Instruments	$511	$10,941	$0	$11,452

Totals	$695	$401,100	$0	$401,795

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO StocksPLUS® Small Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.5% ¤
CORPORATE BONDS & NOTES 10.2%
BANKING & FINANCE 6.9%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$840
3.300% due 01/30/2032		1,000	784
Aviation Capital Group LLC 5.500% due 12/15/2024		500	492
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	686
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	2,800	2,888
Barclays PLC
5.088% due 06/20/2030 •		$400	369
6.024% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,200
7.125% due 06/15/2025 •(g)(h)	GBP	3,100	3,552
7.750% due 09/15/2023 •(g)(h)		$1,200	1,175
8.000% due 06/15/2024 •(g)(h)		2,000	1,948
Credit Suisse AG 2.984% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	250	263
Credit Suisse Group AG
3.091% due 05/14/2032 •		$1,300	901
3.750% due 03/26/2025		600	540
5.975% (US0003M + 1.240%) due 06/12/2024 ~		2,000	1,894
6.250% due 12/18/2024 •(g)(h)		300	236
6.375% due 08/21/2026 •(g)(h)		720	518
7.500% due 07/17/2023 •(g)(h)		2,800	2,245
7.500% due 12/11/2023 •(g)(h)		2,000	1,752
Danske Bank AS 5.795% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,300
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,344
1.625% due 01/20/2027		4,600	4,349
1.750% due 01/17/2028		400	367
5.966% (US0003M + 1.230%) due 02/27/2023 ~		$4,000	4,001
Discover Bank
3.450% due 07/27/2026		1,700	1,567
4.650% due 09/13/2028		2,700	2,534
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	1,200	1,257
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,000	937
Ford Motor Credit Co. LLC
4.687% due 06/09/2025		$200	191
5.125% due 06/16/2025		200	193
Goldman Sachs Group, Inc. 6.162% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,449
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	160
4.292% due 09/12/2026 •		1,400	1,341
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,000	888
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)(h)	EUR	1,300	1,346
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		$2,800	2,801
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,000	943
7.500% due 09/27/2025 •(g)(h)		2,500	2,418
7.875% due 06/27/2029 •(g)	GBP	900	1,042
NatWest Group PLC
4.892% due 05/18/2029 •		$2,679	2,540
8.000% due 08/10/2025 •(g)(h)		1,802	1,777
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		300	274
Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,042
3.103% due 01/16/2030		1,900	1,589
Societe Generale SA 7.875% due 12/18/2023 •(g)(h)		1,000	992
Standard Chartered PLC 1.456% due 01/14/2027 •		3,500	3,039

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,521
UBS AG 5.125% due 05/15/2024 (h)		3,300	3,264
VICI Properties LP 4.750% due 02/15/2028		1,800	1,711
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	3,261

			80,721

INDUSTRIALS 3.1%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		$2,000	1,747
Broadcom, Inc.
2.450% due 02/15/2031		1,300	1,027
3.137% due 11/15/2035		1,200	886
3.419% due 04/15/2033		2,900	2,333
3.500% due 02/15/2041		700	500
3.750% due 02/15/2051		300	208
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,425
2.625% due 03/20/2025		800	749
3.375% due 03/20/2028		900	800
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	2,800	2,742
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		$595	523
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	184
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,016
MPLX LP 2.650% due 08/15/2030		$1,300	1,056
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,860
4.345% due 09/17/2027		3,389	3,078
4.810% due 09/17/2030		2,500	2,127
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,200	1,024
Sands China Ltd.
3.350% due 03/08/2029		1,800	1,473
3.750% due 08/08/2031		1,700	1,340
5.625% due 08/08/2025		1,300	1,245
5.900% due 08/08/2028		1,300	1,219
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,800	1,222
3.375% due 07/09/2060		1,400	944
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		800	694
4.279% due 03/15/2032		3,700	3,057

			36,479

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000	866
4.550% due 07/01/2030		1,200	1,091

			1,957

Total Corporate Bonds & Notes (Cost $137,888)			119,157

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		104	106

Total Municipal Bonds & Notes (Cost $102)			106

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
4.739% due 07/25/2037 •		7	7
4.769% due 07/25/2037 ~		11	11
4.789% due 09/25/2035 •		34	33
Freddie Mac
4.000% due 01/01/2048		1,174	1,123
5.028% due 10/15/2037 •		15	15
6.000% due 04/01/2040		2	2
Ginnie Mae
2.459% due 08/20/2047 ~		388	368
6.000% due 12/15/2038		41	43
Ginnie Mae, TBA 5.000% due 01/01/2053		5,400	5,352

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Small Business Administration
5.290% due 12/01/2027	9	9
5.720% due 01/01/2029	187	185
6.020% due 08/01/2028	108	107
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	9,167	8,491
4.000% due 08/01/2025 - 03/01/2026	30	28
6.000% due 07/01/2035 - 05/01/2041	439	456
7.500% due 04/01/2024 - 11/01/2037	42	42
Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2053	25,900	24,934

Total U.S. Government Agencies (Cost $42,194)		41,206

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Bonds
1.375% due 11/15/2040	6,800	4,424
3.000% due 08/15/2048	500	411
3.000% due 02/15/2049 (m)	19,000	15,657
4.625% due 02/15/2040 (m)	4,500	4,840
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (k)(m)	14,529	13,018
0.125% due 01/15/2031 (m)	4,465	3,968
0.625% due 02/15/2043 (m)	778	628
0.750% due 02/15/2045 (m)	2,278	1,844
1.000% due 02/15/2046	3,647	3,101
1.000% due 02/15/2048 (m)	3,625	3,055
1.375% due 02/15/2044 (m)	5,115	4,755
U.S. Treasury Notes
0.375% due 12/31/2025 (k)(m)	4,100	3,665
0.500% due 02/28/2026 (m)	16,600	14,794
1.750% due 12/31/2024 (k)(m)	10,300	9,779
2.000% due 08/15/2025 (k)(m)	5,800	5,478
2.375% due 05/15/2029 (m)	90,400	82,200
2.625% due 12/31/2025 (k)(m)	12,100	11,574
2.750% due 02/15/2024 (k)(m)	10,500	10,275
3.000% due 09/30/2025 (k)(m)	30,200	29,195

Total U.S. Treasury Obligations (Cost $250,507)		222,661

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust 5.771% due 11/25/2037 ^~	4,391	3,128
American Home Mortgage Assets Trust 2.968% due 11/25/2046 ~	6,124	1,950
AOA Mortgage Trust 5.192% due 10/15/2038 •	2,680	2,488
Atrium Hotel Portfolio Trust 6.068% due 12/15/2036 •	4,600	4,414
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032	2,600	2,197
BCAP LLC Trust 3.653% due 03/26/2037 ~	4,185	2,136
Bear Stearns ALT-A Trust
3.336% due 11/25/2035 ^~	130	115
3.578% due 11/25/2035 ^~	3,369	2,260
BSREP Commercial Mortgage Trust 5.668% due 08/15/2038 •	5,000	4,603
ChaseFlex Trust 4.689% due 07/25/2037 ~	2,710	2,599
Citigroup Mortgage Loan Trust
4.194% due 08/25/2035 ~	19	19
4.459% due 01/25/2037 •	2	2
6.170% due 09/25/2062 þ	6,310	6,180
6.380% due 03/25/2036 ^•	60	55
CitiMortgage Alternative Loan Trust 4.989% due 04/25/2037 •	1,048	885
Commercial Mortgage Trust 5.218% due 06/15/2034 •	2,735	2,606
Countrywide Alternative Loan Trust
3.048% due 02/25/2036 •	4	4
4.629% due 12/25/2046 ~	2,823	2,407
4.709% due 02/25/2047 •	10	9
4.709% due 09/25/2047 •	1,478	1,277
4.789% due 06/25/2037 •	38	33
5.750% due 02/25/2037	721	405
6.000% due 08/25/2035	1,158	562
6.000% due 06/25/2047 ^	1,788	955
Countrywide Home Loan Mortgage Pass-Through Trust
3.726% due 11/25/2037 ~	504	454
3.792% due 11/25/2034 ~	3	2
5.500% due 11/25/2035 ^	20	12
DBGS Mortgage Trust
3.843% due 04/10/2037	1,000	856
5.113% due 06/15/2033 ~	2,950	2,821

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.719% due 08/25/2037 ^~		2,003	1,696
GSR Mortgage Loan Trust 3.719% due 11/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.679% due 12/19/2036 ^•		181	156
4.719% due 01/19/2038 •		238	209
4.749% due 12/19/2036 •		776	640
InTown Mortgage Trust 7.622% due 08/15/2039 •		7,600	7,574
JP Morgan Mortgage Trust
3.453% due 07/25/2035 ~		1,125	1,089
3.708% due 07/25/2035 ~		5	5
3.747% due 08/25/2034 ~		18	17
5.750% due 01/25/2036 ^		10	5
JP Morgan Resecuritization Trust 4.136% due 06/26/2037 ~		2,233	2,206
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		2,085	1,877
Lehman Mortgage Trust 5.039% due 11/25/2036 •		1,118	569
Lehman XS Trust 4.839% due 08/25/2046 ~		1,165	1,093
MASTR Adjustable Rate Mortgages Trust 2.848% due 12/25/2046 ~		5,908	4,437
Merrill Lynch Mortgage Investors Trust 3.820% due 09/25/2035 ^~		44	36
Morgan Stanley Capital Trust 5.767% due 12/15/2023 •		4,000	3,650
Morgan Stanley Mortgage Loan Trust 5.319% due 11/25/2035 •		2,385	2,387
MortgageIT Mortgage Loan Trust 4.849% due 06/25/2047 •		725	585
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,130	1,989
2.750% due 11/25/2059 ~		3,684	3,375
New York Mortgage Trust 5.250% due 07/25/2062 þ		3,857	3,634
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		2,837	2,666
Residential Accredit Loans, Inc. Trust
4.759% due 08/25/2036 ~		333	293
4.789% due 05/25/2047 •		3,323	2,892
Structured Adjustable Rate Mortgage Loan Trust 4.138% due 04/25/2035 ~		65	59
Structured Asset Mortgage Investments Trust 4.509% due 08/25/2036 •		3,724	3,131
Structured Asset Securities Corp. 4.739% due 04/25/2035 ~		1,355	1,194
Taurus UK DAC 4.101% due 05/17/2031 ~	GBP	1,191	1,356
Towd Point Mortgage Funding 3.826% due 07/20/2045 ~		6,985	8,355
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,335	3,191
WaMu Mortgage Pass-Through Certificates Trust
2.778% due 01/25/2047 •		9	9
2.818% due 05/25/2047 •		1,937	1,536
2.826% due 01/25/2037 ^~		149	123
3.229% due 06/25/2037 ^~		567	510
3.548% due 09/25/2046 •		25	23
3.548% due 10/25/2046 ~		18	16
3.758% due 08/25/2036 ^~		64	57
3.889% due 12/25/2035 ~		925	860
5.549% due 11/25/2045 ~		1,701	1,507
Wells Fargo Mortgage-Backed Securities Trust 4.564% due 12/25/2036 ^~		67	64

Total Non-Agency Mortgage-Backed Securities (Cost $120,122)			110,506

ASSET-BACKED SECURITIES 25.0%
Aames Mortgage Investment Trust 5.006% due 07/25/2035 •		1,024	1,012
Adagio CLO DAC 2.098% due 10/15/2031 •	EUR	3,300	3,443
Apex Credit CLO Ltd. 6.346% due 09/20/2029 ~		$3,400	3,311
Ares European CLO DAC 2.038% due 10/15/2030 ~	EUR	5,981	6,249
Armada Euro CLO DAC 2.098% due 07/15/2031 •		8,200	8,527
Asset-Backed Funding Certificates Trust 4.519% due 01/25/2037 ~		$1,812	1,258
Asset-Backed Securities Corp. Home Equity Loan Trust 5.349% due 07/25/2035 •		37	37

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

Bain Capital Euro DAC 2.196% due 01/20/2032 •	EUR	3,500	3,650
Bear Stearns Asset-Backed Securities Trust
4.432% due 02/25/2036 ~		$1,591	1,584
4.709% due 08/25/2036 ~		318	306
Blackrock European CLO DAC 1.998% due 10/15/2031 ~	EUR	3,200	3,321
BNC Mortgage Loan Trust 3.573% due 10/25/2036 ~		$321	314
Cairn CLO DAC
2.158% due 10/15/2031 ~	EUR	2,200	2,305
2.178% due 04/30/2031 ~		3,059	3,194
Carlyle Euro CLO DAC
2.078% due 01/15/2031 ~		1,899	1,984
2.688% due 08/15/2032 ~		3,600	3,743
Carvana Auto Receivables Trust 5.640% due 01/15/2026		$3,600	3,579
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		1,800	1,800
Citigroup Mortgage Loan Trust
4.449% due 07/25/2045 •		84	60
4.549% due 12/25/2036 ~		2,203	1,242
4.839% due 10/25/2036 •		682	675
Countrywide Asset-Backed Certificates Trust
3.573% due 05/25/2036 •		1,711	1,646
4.529% due 06/25/2037 •		678	621
4.529% due 06/25/2047 ^~		738	654
4.579% due 11/25/2037 ~		119	109
4.639% due 06/25/2047 ~		887	849
4.909% due 12/25/2036 ^•		2,696	2,503
4.929% due 03/25/2036 •		897	826
Credit-Based Asset Servicing & Securitization LLC 4.164% due 07/25/2037 ~		5	4
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	5,900	6,133
2.676% due 09/15/2031 ~		2,300	2,396
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~		2,300	2,388
Fieldstone Mortgage Investment Trust 5.124% due 12/25/2035 ~		$2,503	2,442
Foursight Capital Automobile Receivables Trust 3.312% due 08/15/2023		950	950
Fremont Home Loan Trust
4.589% due 08/25/2036 ~		86	30
4.729% due 02/25/2036 ~		1,282	1,215
Griffith Park CLO DAC 2.522% due 11/21/2031 ~	EUR	6,800	7,047
GSAA Home Equity Trust
3.219% due 03/25/2036 ~		$3,392	2,215
4.789% due 03/25/2037 ~		4,183	1,286
GSAMP Trust
4.619% due 01/25/2037 •		2,700	2,166
4.689% due 08/25/2036 •		870	852
5.079% due 11/25/2035 •		1,564	1,533
5.709% due 12/25/2034 ^~		1,011	818
Halseypoint CLO Ltd. 5.683% due 07/20/2031 •		1,300	1,275
Harvest CLO DAC
1.040% due 07/15/2031	EUR	1,000	967
2.018% due 10/15/2031 •		2,100	2,185
2.136% due 10/20/2031 •		5,000	5,198
2.138% due 07/15/2031 •		7,900	8,167
Home Equity Loan Trust 4.729% due 04/25/2037 ~		$5,300	4,654
Home Equity Mortgage Loan Asset-Backed Trust 5.454% due 08/25/2035 •		2,000	1,858
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.336% due 11/25/2034 ~		163	157
JP Morgan Mortgage Acquisition Trust 4.599% due 10/25/2036 ~		28	27
Jubilee CLO DAC
1.978% due 04/15/2030 ~	EUR	3,050	3,195
2.028% due 04/15/2031 •		1,400	1,429
KKR CLO Ltd.
5.134% due 07/18/2030 ~		$2,264	2,243
5.794% due 07/18/2030 ~		4,200	4,080
Laurelin DAC 2.176% due 10/20/2031 •	EUR	4,900	5,085
LCM LP 5.727% due 07/19/2027 •		$3,500	3,436
Long Beach Mortgage Loan Trust
4.829% due 02/25/2036 •		1,983	1,914
5.304% due 08/25/2035 ~		1,700	1,522
M360 Ltd. 6.611% due 11/22/2038 •		3,100	3,070

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

Man GLG Euro CLO DAC 2.058% due 10/15/2030 •	EUR	1,033	1,080
Marlette Funding Trust
5.180% due 11/15/2032		$3,674	3,646
5.950% due 11/15/2032		2,000	1,953
Master Credit Card Trust 4.844% due 07/21/2024 •		3,700	3,700
MASTR Specialized Loan Trust
4.649% due 06/25/2046 ~		1,703	1,610
4.909% due 02/25/2036 •		520	495
Merrill Lynch Mortgage Investors Trust 4.609% due 08/25/2037 •		5,536	2,935
MF1 LLC 6.956% due 09/17/2037 ~		3,000	2,989
MF1 Ltd. 5.576% due 02/19/2037 ~		6,100	5,824
Morgan Stanley ABS Capital, Inc. Trust
4.489% due 07/25/2036 •		3	1
4.604% due 03/25/2037 ~		13,747	5,663
4.709% due 09/25/2036 ~		2,381	1,077
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ		3,729	1,429
Oportun Issuance Trust 5.940% due 10/09/2029		2,308	2,289
Option One Mortgage Loan Trust
4.489% due 07/25/2036 •		2,015	902
4.519% due 07/25/2037 •		2,548	1,444
4.529% due 01/25/2037 •		2,928	1,745
4.609% due 04/25/2037 ~		2,276	1,613
4.609% due 05/25/2037 •		1,327	809
4.699% due 04/25/2037 ~		276	163
Pagaya AI Debt Selection Trust 6.060% due 03/15/2030		11,051	10,919
Palmer Square European Loan Funding DAC 2.158% due 04/15/2031 •	EUR	5,719	5,952
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.114% due 02/25/2035 ~		$6,262	5,415
Pawneee Equipment Receivables LLC 3.809% due 08/15/2023		575	575
Popular ABS Mortgage Pass-Through Trust 4.884% due 07/25/2036 •		2,533	2,363
PRET LLC
1.744% due 07/25/2051 þ		1,806	1,639
1.843% due 09/25/2051 þ		4,876	4,370
2.487% due 10/25/2051 þ		3,446	3,129
3.721% due 07/25/2051 þ		3,901	3,659
Ready Capital Mortgage Financing LLC 5.589% due 11/25/2036 •		982	941
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,588	1,343
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,803	1,588
4.320% due 09/25/2030		1,226	1,185
5.380% due 11/25/2030		4,404	4,293
Residential Asset Mortgage Products Trust 4.091% due 05/25/2035 •		2,300	2,151
Residential Asset Securities Corp. Trust 4.989% due 02/25/2036 •		237	233
Sculptor European CLO DAC 2.153% due 01/14/2032 •	EUR	8,600	8,959
Securitized Asset-Backed Receivables LLC Trust
4.869% due 07/25/2036 •		$965	404
4.889% due 05/25/2036 •		3,034	1,652
5.034% due 10/25/2035 •		1,339	1,154
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	2,900	3,006
SG Mortgage Securities Trust 4.749% due 02/25/2036 ~		$4,050	2,371
SMB Private Education Loan Trust 4.550% due 02/16/2055		4,700	4,310
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,623	2,376
Sound Point CLO Ltd. 5.338% due 07/25/2030 •		4,400	4,334
Soundview Home Loan Trust
4.509% due 11/25/2036 •		7	2
4.539% due 03/25/2037 •		335	312
4.559% due 07/25/2037 ~		1,222	1,030
4.889% due 10/25/2036 ~		3,254	3,086
5.229% due 08/25/2035 ^•		2,200	1,914
Specialty Underwriting & Residential Finance Trust 4.353% due 12/25/2036 •		672	637
Structured Asset Securities Corp. Mortgage Loan Trust 4.619% due 05/25/2047 •		789	759
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		1,777	1,751

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

TCI-Symphony CLO Ltd. 5.491% due 10/13/2032 •		4,900	4,686
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	4,400	4,573
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		$3,299	3,068
Venture CLO Ltd.
5.263% due 04/20/2029 ~		2,587	2,562
5.815% due 07/30/2032 •		3,500	3,363
6.165% due 07/30/2032 ~		4,200	3,948

Total Asset-Backed Securities (Cost $322,204)			292,118

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,199	327
1.000% due 07/09/2029		248	67
1.500% due 07/09/2035 þ		2,196	559
3.500% due 07/09/2041 þ		7,350	2,108
Brazil Government International Bond 4.750% due 01/14/2050		1,954	1,375
Russia Government International Bond 5.250% due 06/23/2047 ^(b)		400	148

Total Sovereign Issues (Cost $7,818)			4,584

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		378,175	389

Total Preferred Securities (Cost $436)			389

SHORT-TERM INSTRUMENTS 59.9%
REPURCHASE AGREEMENTS (i) 49.9%			583,194

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 5.3%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/04/2023 •		$28,600	28,600
4.310% due 01/25/2023 •(k)		13,000	13,001
4.320% due 01/06/2023 - 01/24/2023 •		20,000	20,000

			61,601

HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (d)(e)	HUF	1,300,000	3,485

ISRAEL TREASURY BILLS 0.2%
0.022% due 01/04/2023 (d)(e)	ILS	9,600	2,730

U.S. TREASURY BILLS 4.2%
4.208% due 02/16/2023 - 03/02/2023 (c)(d)(m)		$49,622	49,306

Total Short-Term Instruments (Cost $700,508)			700,316

Total Investments in Securities (Cost $1,581,779)			1,491,043

		SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio		5,076,107	48,659
PIMCO Short-Term Floating NAV Portfolio III		16,754	163

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

Total Short-Term Instruments (Cost $50,978)	48,822

Total Investments in Affiliates (Cost $50,978)	48,822

Total Investments 131.7% (Cost $1,632,757)	$1,539,865
Financial Derivative Instruments (j)(l) (7.0)%(Cost or Premiums, net $(37,595))	(81,227)
Other Assets and Liabilities, net (24.7)%	(289,080)

Net Assets 100.0%	$1,169,558

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.320%	12/30/2022	01/03/2023	$12,700	Ginnie Mae 2.500% due 10/20/2051	$(13,094)	$12,700	$12,706
BRC	4.280	12/30/2022	01/03/2023	248,100	U.S. Treasury Bonds 4.000% due 11/15/2052	(100,691)	248,100	248,218
U.S. Treasury Notes 0.375% due 01/31/2026	(151,031)
BSN	4.250	12/30/2022	01/03/2023	32,000	U.S. Treasury Notes 2.375% due 03/31/2029	(32,626)	32,000	32,015
DEU	4.230	12/30/2022	01/03/2023	16,600	U.S. Treasury Bonds 2.750% due 08/15/2047	(16,786)	16,600	16,608
FICC	1.900	12/30/2022	01/03/2023	494	U.S. Treasury Bills 0.000% due 06/01/2023	(504)	494	494
JPS	4.310	01/03/2023	01/04/2023	273,300	U.S. Treasury Bonds 2.375% due 05/15/2051	(275,895)	273,300	273,300

Total Repurchase Agreements	$(590,627)	$583,194	$583,341

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index March Futures	03/2023	4,113	$364,186	$(11,573)	$0	$(1,275)
E-Mini S&P 500 Index March Futures	03/2023	152	29,344	(1,089)	0	(82)
U.S. Treasury Long-Term Bond March Futures	03/2023	243	30,459	(276)	0	(38)

$(12,938)	$0	$(1,395)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	1,052	$(215,742)	$(231)	$164	$0
U.S. Treasury 5-Year Note March Futures	03/2023	414	(44,683)	126	36	0
U.S. Treasury 10-Year Note March Futures	03/2023	113	(12,690)	34	16	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	327	(43,920)	1,107	163	0

$1,036	$379	$0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

Total Futures Contracts								$(11,902)		$379	$(1,395)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.998%		$2,200	$35	$(34)	$1	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265		1,500	(8)	(4)	(12)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		3,200	(11)	(22)	(33)	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.531	EUR	800	(4)	(16)	(20)	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801		$1,400	9	0	9	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		200	2	(1)	1	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964		6,500	1,294	(588)	706	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	EUR	3,400	(487)	445	(42)	0	(5)
Stellantis NV	5.000	Quarterly	12/20/2026	1.519		3,700	836	(325)	511	2	0

							$1,666	$(545)	$1,121	$6	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025			$3,956	$(145)	$(43)	$(188)	$2	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026			92	(3)	0	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026			8,648	(312)	(23)	(335)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027			3,500	(291)	88	(203)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026			1,386	133	(90)	43	0	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027			4,554	(59)	162	103	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027			24,800	(676)	869	193	0	(4)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025			900	20	(8)	12	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026			3,200	78	(38)	40	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026			800	18	(9)	9	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027			33,100	125	235	360	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027			150,100	431	824	1,255	6	0

							$(681)	$1,967	$1,286	$9	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$177,000	$(7,740)	$(734)	$(8,474)	$0	$(147)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		34,900	3,251	1,998	5,249	91	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		8,800	2,045	418	2,463	43	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	3,413	(5,373)	(1,960)	0	(50)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		252,600	0	(18,714)	(18,714)	0	(255)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		553,700	0	(41,603)	(41,603)	0	(630)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		110,500	(13,430)	17,676	4,246	151	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		638,700	(27,931)	76,530	48,599	364	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		117,400	(379)	(12,850)	(13,229)	0	(205)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(3,417)	4,958	1,541	52	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		16,500	865	(2,777)	(1,912)	0	(28)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,000	(2,454)	3,631	1,177	30	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		79,600	(4,731)	(8,953)	(13,684)	0	(157)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		15,000	(1,983)	3,270	1,287	28	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		149,000	8,130	(33,693)	(25,563)	0	(340)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		52,100	2,941	(11,868)	(8,927)	0	(120)
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		62,600	526	11,733	12,259	145	0
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		54,100	0	10,268	10,268	89	0
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		100,900	0	19,983	19,983	174	0
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045		7,700	(399)	(3,045)	(3,444)	0	(29)
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045		11,400	(578)	(4,512)	(5,090)	0	(44)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		25,500	5,214	5,339	10,553	119	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	26,800	(3,049)	(529)	(3,578)	0	(141)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	12,000	1,706	933	2,639	124	0

$(38,000)	$12,086	$(25,914)	$1,410	$(2,146)

Total Swap Agreements	$(37,015)	$13,508	$(23,507)	$1,425	$(2,156)

(k)

Securities with an aggregate market value of $36,960 and cash of $25,782 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2023	EUR	2,008	$2,134	$0	$(22)
BPS	01/2023	HUF	338,642	886	0	(21)
02/2023	EUR	119,386	123,796	0	(4,369)
02/2023	$123	ZAR	2,212	6	0
BRC	01/2023	HUF	671,767	$1,752	0	(49)
CBK	01/2023	BRL	15,523	2,958	17	0
01/2023	ILS	9,598	3,038	307	0
CLY	01/2023	HUF	122,207	318	0	(10)
GLM	01/2023	HKD	223	29	0	0
01/2023	$2,913	BRL	15,524	27	0
01/2023	91	CNH	636	1	0
03/2023	12,818	MXN	263,500	518	0
04/2023	BRL	15,523	$2,862	0	(28)
JPM	01/2023	GBP	11,682	14,106	0	(19)
MBC	01/2023	HKD	924	119	0	0
01/2023	JPY	43,100	318	0	(11)
05/2023	CNH	657	98	2	0
MYI	02/2023	$765	EUR	729	18	0
RBC	03/2023	58	MXN	1,153	1	0
04/2023	MXN	272,201	$13,131	0	(566)
UAG	01/2023	HUF	162,489	424	0	(12)
01/2023	TRY	4,175	208	0	(12)
01/2023	$124	ZAR	2,216	7	0

Total Forward Foreign Currency Contracts	$904	$(5,119)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,256	$(580)	$558	$0	$(22)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RU20INTR Index	13,276	4.280% (1-Month USD-LIBOR less a specified spread)	Monthly	05/03/2023	$122,764	$0	$(473)	$0	$(473)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

FAR	Receive	RU20INTR Index	19,749	4.620% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/11/2023	237,596	0	(59,921)	0	(59,921)
JPM	Receive	RU20INTR Index	5,438	4.280% (1-Month USD-LIBOR less a specified spread)	Monthly	04/05/2023	50,286	0	(194)	0	(194)
MYI	Receive	RU20INTR Index	812	4.200% (1-Month USD-LIBOR less a specified spread)	Monthly	06/07/2023	7,509	0	(28)	0	(28)
RBC	Receive	RU20INTR Index	45,268	4.380% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/10/2024	432,277	0	(14,627)	0	(14,627)

								$0	$(75,243)	$0	$(75,243)

Total Swap Agreements								$(580)	$(74,685)	$0	$(75,265)

(m)

Securities with an aggregate market value of $95,623 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$80,721	$0		$80,721
Industrials						0	36,479	0		36,479
Utilities						0	1,957	0		1,957
Municipal Bonds & Notes
Illinois						0	106	0		106
U.S. Government Agencies						0	41,206	0		41,206
U.S. Treasury Obligations						0	222,661	0		222,661
Non-Agency Mortgage-Backed Securities						0	110,506	0		110,506
Asset-Backed Securities						0	292,118	0		292,118
Sovereign Issues						0	4,584	0		4,584
Preferred Securities
Banking & Finance						0	389	0		389
Short-Term Instruments
Repurchase Agreements						0	583,194	0		583,194
Short-Term Notes						0	61,601	0		61,601
Hungary Treasury Bills						0	3,485	0		3,485
Israel Treasury Bills						0	2,730	0		2,730
U.S. Treasury Bills						0	49,306	0		49,306

						$0	$1,491,043	$0		$1,491,043
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$48,822	$0	$0		$48,822

Total Investments						$48,822	$1,491,043	$0		$1,539,865

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	1,804	0		1,804
Over the counter						0	904	0		904

						$0	$2,708	$0		$2,708
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(1,357)	(2,194)	0		(3,551)
Over the counter						0	(80,384)	0		(80,384)

						$(1,357)	$(82,578)	$0		$(83,935)

Total Financial Derivative Instruments						$(1,357)	$(79,870)	$0		$(81,227)

Totals						$47,465	$1,411,173	$0		$1,458,638

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2022 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Strategic Bond Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.0%
Brookfield Retail Holdings 6.923% due 08/27/2025		$155	$152
Caesars Resort Collection LLC 7.884% (LIBOR01M + 3.500%) due 07/21/2025 ~		224	224
Cornerstone Building Brands, Inc. 7.568% (LIBOR01M + 3.250%) due 04/12/2028 ~		192	173
IRB Holding Corp. 7.317% due 12/15/2027		197	191
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR03M + 3.750%) due 12/22/2026 ~		196	187
MPH Acquisition Holdings LLC 8.985% (LIBOR03M + 4.250%) due 09/01/2028 ~		198	170
Organon & Co. 7.750% (LIBOR03M + 3.000%) due 06/02/2028 ~		186	185
U.S. Foods, Inc. 7.134% (LIBOR01M + 2.750%) due 11/22/2028 ~		264	263
Uber Technologies, Inc. 8.235% (LIBOR03M + 3.500%) due 04/04/2025 ~		198	199
Zayo Group Holdings, Inc. 7.384% (LIBOR01M + 3.000%) due 03/09/2027 ~		269	219

Total Loan Participations and Assignments (Cost $2,071)			1,963

CORPORATE BONDS & NOTES 26.8%
BANKING & FINANCE 17.8%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	175
American Assets Trust LP 3.375% due 02/01/2031		200	159
American Tower Corp. 2.300% due 09/15/2031		200	156
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6	5
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(c)(d)	EUR	400	413
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	193
Bank of America Corp. 3.864% due 07/23/2024 •		300	297
Barclays PLC
3.375% due 04/02/2025 •	EUR	100	106
4.972% due 05/16/2029 •		$700	659
7.250% due 03/15/2023 •(c)(d)	GBP	200	240
BNP Paribas SA
1.904% due 09/30/2028 •		$300	250
2.871% due 04/19/2032 •		200	157
7.000% due 08/16/2028 •(c)(d)		300	284
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	165
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	49
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	175
Credit Suisse AG
3.700% due 02/21/2025		250	231
6.500% due 08/08/2023 (d)		200	194
Credit Suisse Group AG
4.550% due 04/17/2026		500	442
5.250% due 02/11/2027 •(c)(d)		300	196
6.375% due 08/21/2026 •(c)(d)		200	144
6.537% due 08/12/2033 •		250	220
Crown Castle, Inc. 3.100% due 11/15/2029		200	175
Deutsche Bank AG
0.898% due 05/28/2024 (e)		200	187
1.625% due 01/20/2027	EUR	200	189
1.750% due 11/19/2030 •		200	169
3.729% due 01/14/2032 •(e)		$200	147
6.119% due 07/14/2026 •		400	398
Equinix, Inc. 3.900% due 04/15/2032		200	178

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	100	102
2.684% due 12/01/2024 •		100	104
2.748% due 06/14/2024	GBP	100	115
3.375% due 11/13/2025		$300	272
4.535% due 03/06/2025	GBP	100	115
Goldman Sachs Group, Inc.
0.673% due 03/08/2024 •		$200	198
3.000% due 03/15/2024		100	98
3.615% due 03/15/2028 •		300	280
6.334% (US0003M + 1.600%) due 11/29/2023 ~		300	302
HSBC Holdings PLC
2.871% due 11/22/2032 •		300	230
4.292% due 09/12/2026 •		300	287
4.583% due 06/19/2029 •		100	92
5.210% due 08/11/2028 •		200	193
6.000% due 09/29/2023 •(c)(d)	EUR	200	212
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		$200	153
4.750% due 04/27/2027		200	175
ING Groep NV
2.727% due 04/01/2032 •		400	320
4.017% due 03/28/2028 •		200	187
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(c)(d)	EUR	200	207
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	181
2.963% due 01/25/2033 •		200	163
Kennedy-Wilson, Inc. 4.750% due 02/01/2030		200	153
Lazard Group LLC 4.500% due 09/19/2028		800	744
LeasePlan Corp. NV 2.875% due 10/24/2024		200	188
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	185
4.716% due 08/11/2026 •		200	196
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		200	173
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	100	79
National Health Investors, Inc. 3.000% due 02/01/2031		$200	145
Nationwide Building Society
4.302% due 03/08/2029 •		300	271
4.363% due 08/01/2024 •		300	296
NatWest Group PLC
4.519% due 06/25/2024 •		200	198
4.800% due 04/05/2026		500	490
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		200	172
OneMain Finance Corp. 6.125% due 03/15/2024		250	242
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		950	850
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		700	693
Societe Generale SA
1.488% due 12/14/2026 •		300	261
4.677% due 06/15/2027		300	292
6.750% due 04/06/2028 •(c)		300	269
Standard Chartered PLC 2.819% due 01/30/2026 •		300	279
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	155
UniCredit SpA 7.830% due 12/04/2023		600	606
Wells Fargo & Co.
3.000% due 04/22/2026		300	281
3.526% due 03/24/2028 •		400	371

			17,928

INDUSTRIALS 7.8%
Air Canada 4.625% due 08/15/2029	CAD	200	129
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$72	56
3.375% due 11/01/2028		188	157
American Airlines, Inc.
5.500% due 04/20/2026		200	193
5.750% due 04/20/2029		100	92
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	300	296
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027		$200	185

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Boeing Co. 1.950% due 02/01/2024		200	193
Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		3	3
Caesars Entertainment, Inc. 6.250% due 07/01/2025		300	292
Charter Communications Operating LLC 3.500% due 06/01/2041		200	131
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		200	169
Constellation Brands, Inc. 4.750% due 05/09/2032		300	290
Coty, Inc.
3.875% due 04/15/2026	EUR	100	100
4.750% due 01/15/2029		$200	181
5.000% due 04/15/2026		300	285
DR Horton, Inc. 4.750% due 02/15/2023		200	200
Expedia Group, Inc. 6.250% due 05/01/2025		44	44
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	168
Frontier Communications Holdings LLC 8.750% due 05/15/2030		200	204
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	200	181
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2027		$250	233
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	80
3.750% due 05/01/2029		200	173
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	91
Marriott International, Inc. 2.850% due 04/15/2031		$200	162
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	161
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	144	163
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$100	78
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		500	465
4.810% due 09/17/2030		200	170
Petroleos Mexicanos 6.700% due 02/16/2032		199	157
Prosus NV 2.085% due 01/19/2030	EUR	200	167
Sands China Ltd. 3.350% due 03/08/2029		$200	164
Studio City Finance Ltd. 5.000% due 01/15/2029		100	74
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	182
TEGNA, Inc. 4.625% due 03/15/2028		200	190
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	297
United Airlines Pass-Through Trust 5.875% due 04/15/2029		158	156
United Airlines, Inc.
4.375% due 04/15/2026		100	93
4.625% due 04/15/2029		300	262
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	100	94
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		$200	165
Wynn Macau Ltd. 5.500% due 01/15/2026		400	368
Wynn Resorts Finance LLC 7.750% due 04/15/2025		100	100

			7,796

UTILITIES 1.2%
Boston Gas Co. 3.757% due 03/16/2032		100	87
Georgia Power Co. 4.700% due 05/15/2032		300	290
Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	163
4.400% due 03/01/2032		200	175
Rio Oil Finance Trust 8.200% due 04/06/2028		213	216

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Southern California Gas Co. 2.950% due 04/15/2027		200	185
Verizon Communications, Inc. 3.875% due 03/01/2052		100	76

			1,192

Total Corporate Bonds & Notes (Cost $30,189)			26,916

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	168

Total Municipal Bonds & Notes (Cost $200)			168

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
4.509% due 03/25/2034 ~		3	3
5.289% due 04/25/2032 •		5	5
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		488	468
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051		400	339
3.000% due 02/01/2053		4,000	3,515
3.500% due 02/01/2053		9,400	8,547
4.500% due 02/01/2053		800	770

Total U.S. Government Agencies (Cost $13,869)			13,647

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
0.125% due 06/30/2023 (i)		900	880
1.250% due 07/31/2023 (i)		587	575

Total U.S. Treasury Obligations (Cost $1,486)			1,455

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		104	77
Banc of America Funding Trust 3.006% due 06/20/2032 ~		14	14
Bear Stearns Adjustable Rate Mortgage Trust 4.089% due 02/25/2034 ~		18	16
Bear Stearns ALT-A Trust 3.341% due 05/25/2036 ^~		604	349
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		311	223
Countrywide Home Loan Mortgage Pass-Through Trust 3.680% due 08/25/2034 ^~		1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.139% due 07/25/2033 ~		4	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		216	134
EMF-NL Prime BV 2.178% due 04/17/2041 •	EUR	25	26
GSR Mortgage Loan Trust
3.028% due 06/25/2034 ~		$11	11
5.750% due 01/25/2037 ^		9	6
HarborView Mortgage Loan Trust 3.764% due 06/19/2036 ^~		115	54
MASTR Adjustable Rate Mortgages Trust 3.215% due 05/25/2034 ~		36	33
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.178% due 08/15/2032 •		57	51
Residential Accredit Loans, Inc. Trust 6.026% due 09/25/2037 ~		370	270
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		194	78
Stratton Mortgage Funding PLC 3.826% due 07/20/2060 •	GBP	182	219
Structured Asset Mortgage Investments Trust 4.839% due 07/19/2035 •		$17	15
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	629	756
WaMu Mortgage Pass-Through Certificates Trust
2.852% due 03/25/2037 ^~		$336	276
3.448% due 08/25/2042 •		9	8

Total Non-Agency Mortgage-Backed Securities (Cost $3,198)			2,620

ASSET-BACKED SECURITIES 24.6%
American Money Management Corp. CLO Ltd.
4.949% due 04/17/2029 ~		249	247

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.542% due 11/10/2030 •		500	493
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.094% due 11/25/2035 •		247	242
5.409% due 09/25/2034 ~		201	196
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		411	405
Apidos CLO 5.009% due 07/17/2030 ~		500	495
AREIT Trust 6.567% due 06/17/2039 ~		500	496
Ares CLO Ltd. 4.949% due 01/15/2029 ~		242	239
Aurium CLO DAC 2.108% due 01/16/2031 ~	EUR	300	314
Bayview Financial Acquisition Trust 6.596% due 12/28/2036 þ		$97	98
Bear Stearns Asset-Backed Securities Trust
4.619% due 02/25/2037 •		600	549
5.019% due 02/25/2036 •		288	287
Blackrock European CLO DAC 1.998% due 10/15/2031 ~	EUR	500	519
Cairn CLO DAC 2.178% due 04/30/2031 ~		493	515
CIT Mortgage Loan Trust 5.889% due 10/25/2037 ~		$400	381
Countrywide Asset-Backed Certificates Trust
4.589% due 06/25/2047 ^•		385	330
5.129% due 08/25/2047 •		123	118
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 •		500	499
Crestline Denali CLO Ltd. 5.273% due 04/20/2030 •		677	669
CSAB Mortgage-Backed Trust 4.156% due 11/25/2036 •		894	156
Elevation CLO Ltd. 5.308% due 10/25/2030 •		300	295
Fremont Home Loan Trust 4.529% due 01/25/2037 •		522	262
FS Rialto Issuer LLC 5.708% due 01/19/2039 •		500	488
Halseypoint CLO Ltd. 5.343% due 07/20/2031 ~		896	882
Harvest CLO DAC 2.228% due 01/15/2032 •	EUR	500	519
HSI Asset Securitization Corp. Trust 5.169% due 01/25/2036 •		$400	344
IXIS Real Estate Capital Trust 4.849% due 01/25/2037 •		109	43
Jubilee CLO DAC
1.988% due 04/15/2030 •	EUR	500	523
2.028% due 04/15/2031 •		500	520
KKR CLO Ltd. 5.214% due 10/15/2030 •		$375	369
LCM LP
5.097% due 07/19/2027 ~		492	487
5.283% due 10/20/2027 •		114	113
Magnetite Ltd. 5.486% due 11/15/2028 ~		579	573
Marathon CLO Ltd. 5.229% due 04/15/2029 •		164	163
Marble Point CLO Ltd. 5.119% due 10/15/2030 •		500	490
Morgan Stanley ABS Capital, Inc. Trust
4.689% due 09/25/2036 ~		662	254
4.929% due 12/25/2034 ~		231	205
Mountain View CLO LLC 5.119% due 01/16/2031 •		500	492
OSD CLO Ltd. 4.949% due 04/17/2031 ~		697	686
Palmer Square Loan Funding Ltd. 5.475% due 02/20/2028 •		110	109
PFP Ltd. 5.326% due 08/09/2037 •		417	399
Rad CLO Ltd. 5.445% due 07/24/2032 ~		700	683
Residential Asset Securities Corp. Trust
4.909% due 07/25/2036 ^~		1,179	1,056
4.989% due 02/25/2036 •		641	630
Saxon Asset Securities Trust 4.699% due 09/25/2037 •		262	247
SG Mortgage Securities Trust 4.599% due 10/25/2036 ~		700	478
Sierra Madre Funding Ltd. 4.617% due 09/07/2039 •		770	571
Sound Point CLO Ltd.
5.293% due 10/20/2028 •		381	378

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

5.315% due 01/23/2029 •		364	362
5.338% due 07/25/2030 •		500	493
Soundview Home Loan Trust 4.589% due 06/25/2037 •		531	384
Stratus CLO Ltd. 5.143% due 12/28/2029 •		267	264
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		500	489
TCW CLO Ltd. 5.328% due 04/25/2031 ~		300	295
TPG Real Estate Finance Issuer Ltd. 5.458% due 02/15/2039 ~		500	488
Venture CLO Ltd.
5.263% due 04/20/2029 ~		231	229
5.293% due 07/20/2030 ~		700	683
5.575% due 07/30/2032 •		300	291
VMC Finance LLC 5.439% due 06/16/2036 ~		99	93
WaMu Asset-Backed Certificates WaMu Trust 4.614% due 05/25/2037 •		334	304
Wellfleet CLO Ltd. 5.413% due 07/20/2032 •		815	785

Total Asset-Backed Securities (Cost $25,310)			24,667

SOVEREIGN ISSUES 2.2%
Israel Government International Bond 3.800% due 05/13/2060		200	157
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	314
6.350% due 08/12/2028		1,800	451
8.200% due 08/12/2026		500	138
Provincia de Buenos Aires 72.913% due 04/12/2025	ARS	380	1
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	150
South Africa Government International Bond 4.850% due 09/30/2029		$400	358
Turkey Government International Bond 6.350% due 08/10/2024		600	595

Total Sovereign Issues (Cost $2,608)			2,164

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
AGFC Capital Trust 5.829% (US0003M + 1.750%) due 01/15/2067 ~		100,000	56
Nationwide Building Society 10.250% due 12/31/2049 ~(c)		250	38

Total Preferred Securities (Cost $106)			94

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 40.3%
COMMERCIAL PAPER 2.0%
Enbridge (US), Inc. 4.830% due 01/26/2023		$650	648
Enel Finance America LLC 6.000% due 01/12/2023		500	499
Fiserv, Inc. 4.780% due 01/23/2023		300	299
Quanta Services, Inc. 5.100% due 01/13/2023		300	299
Walgreens Boots Alliance, Inc. 4.950% due 01/18/2023		300	299

			2,044

REPURCHASE AGREEMENTS (f) 20.4%			20,469

SHORT-TERM NOTES 2.4%
Federal Home Loan Bank 4.345% due 03/06/2023 •(i)		2,400	2,400

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

HUNGARY TREASURY BILLS 0.7%
18.250% due 01/03/2023 (a)(b)	HUF	249,000	668

JAPAN TREASURY BILLS 14.3%
(0.176)% due 01/16/2023 - 03/20/2023 (a)(b)	JPY	1,887,000	14,380

U.S. TREASURY BILLS 0.5%
4.187% due 03/02/2023 (a)(b)(i)		$483	480

Total Short-Term Instruments (Cost $39,030)			40,441

Total Investments in Securities (Cost $118,067)			114,135

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		15,244	148

Total Short-Term Instruments (Cost $149)			148

Total Investments in Affiliates (Cost $149)			148

Total Investments 113.9% (Cost $118,216)			$114,283
Financial Derivative Instruments (g)(h) (2.9)%(Cost or Premiums, net $(1,974))			(2,863)
Other Assets and Liabilities, net (11.0)%			(11,067)

Net Assets 100.0%			$100,353

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$200	$187	0.19%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	201	147	0.15

$401	$334	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	4.250%	12/30/2022	01/03/2023	$20,200	U.S. Treasury Notes 2.375% due 03/31/2029	$(20,595)	$20,200	$20,210
FICC	1.900	12/30/2022	01/03/2023	269	U.S. Treasury Bills 0.000% due 06/29/2023	(275)	269	269

Total Repurchase Agreements	$(20,870)	$20,469	$20,479

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2053	$5,400	$(4,369)	$(4,395)

Total Short Sales (4.4)%	$(4,369)	$(4,395)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(9) at a weighted average interest rate of 3.945%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2023	13	$1,611	$(60)	$3	$(6)
Euro-BTP March Futures	03/2023	23	2,682	(199)	22	(28)
U.S. Treasury 2-Year Note March Futures	03/2023	65	13,330	(68)	0	(10)

$(327)	$25	$(44)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	90	$(21,481)	$423	$10	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	2	0	2	0	0
Euro-Bund March Futures	03/2023	16	(2,277)	146	18	(8)
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	2	(12)	(10)	1	(2)
U.S. Treasury 10-Year Note March Futures	03/2023	16	(1,797)	42	3	0
U.S. Treasury Long-Term Bond March Futures	03/2023	14	(1,755)	(1)	2	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2023	12	(1,612)	(4)	6	0
U.S. Ultra Treasury Note March Futures	03/2023	14	(1,656)	9	1	0

$607	$41	$(10)

Total Futures Contracts	$280	$66	$(54)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.891%	$300	$59	$(24)	$35	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.901	100	0	0	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998	100	2	(2)	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	300	(1)	(2)	(3)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.689	EUR	300	1	1	2	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.519	400	92	(38)	54	1	0
Valeo SA	1.000	Quarterly	06/20/2028	2.989	200	(8)	(11)	(19)	0	0

$145	$(76)	$69	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(16)	$(2)	$(18)	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	100	(8)	2	(6)	0	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly	12/20/2027	EUR	500	(18)	25	7	1	0

$(42)	$25	$(17)	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	2,800	$(3)	$(40)	$(43)	$0	$(2)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.250	Annual	03/15/2028	2,600	161	92	253	4	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	2,100	(402)	44	(358)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032	$1,200	(10)	(157)	(167)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032	2,000	(23)	(261)	(284)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	1,100	(5)	25	20	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,900	605	194	799	14	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	9,000	0	(29)	(29)	0	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025	9,000	0	(28)	(28)	0	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025	9,000	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027	1,300	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027	15,100	0	(122)	(122)	0	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027	3,000	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027	6,300	0	(51)	(51)	0	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027	5,800	(35)	(11)	(46)	0	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027	5,300	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027	4,700	0	(18)	(18)	0	0
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	16,500	(5)	(335)	(340)	0	(3)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023	2,100	0	(44)	(44)	0	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	8,078,300	(18)	(442)	(460)	0	(3)
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026	1,304,000	2	(66)	(64)	0	(1)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031	4,136,200	44	410	454	1	0
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031	713,400	3	64	67	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	6,100	2	(84)	(82)	2	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023	8,500	0	(127)	(127)	1	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	$18,500	(37)	(648)	(685)	0	(11)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023	400	(4)	(5)	(9)	0	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025	3,300	0	(276)	(276)	0	(5)
Pay	3-Month USD-LIBOR	0.640	Semi-Annual	02/18/2026	4,100	(6)	(445)	(451)	0	(6)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	4,700	(120)	(449)	(569)	0	(8)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	2,430	24	504	528	5	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	2,080	(260)	(18)	(278)	0	(11)
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	PLN	8,300	0	(59)	(59)	0	0
Receive	6-Month PLN-WIBOR	7.015	Annual	10/11/2027	5,500	0	(40)	(40)	0	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027	4,300	0	(38)	(38)	0	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	17,930	0	(12)	(12)	0	(1)

$(87)	$(2,562)	$(2,649)	$31	$(63)

Total Swap Agreements	$16	$(2,613)	$(2,597)	$33	$(63)

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	HUF	39,123	$100	$0	$(5)
01/2023	$21	PLN	95	0	0
02/2023	PEN	895	$228	0	(7)
02/2023	$79	ZAR	1,410	4	0
BPS	01/2023	EUR	73	$78	0	0
01/2023	HUF	57,316	150	0	(4)
02/2023	$137	ZAR	2,452	7	0
03/2023	CLP	287,890	$298	0	(38)
03/2023	MXN	1,885	94	0	(2)
03/2023	$63	INR	5,230	0	0
BRC	01/2023	HUF	108,801	$284	0	(8)
01/2023	PLN	181	36	0	(5)
01/2023	$41	PLN	183	1	0
CBK	01/2023	CLP	290,596	$327	0	(16)
01/2023	EUR	57	61	0	0
01/2023	PEN	561	142	0	(5)
01/2023	PLN	934	204	0	(9)
01/2023	$881	BRL	4,622	0	(5)
01/2023	305	CLP	290,498	37	0
01/2023	115	PLN	553	11	0
02/2023	NZD	183	$111	0	(5)
02/2023	$327	CLP	292,197	16	0
03/2023	PEN	1,135	$292	0	(5)
04/2023	441	109	0	(6)
04/2023	$247	PEN	989	11	0
CLY	01/2023	HUF	31,810	$82	0	(3)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

DUB	02/2023	$29	ZAR	480	0	(1)
GLM	01/2023	BRL	4,622	$867	0	(8)
01/2023	PLN	9,367	1,860	0	(277)
01/2023	$115	PLN	542	9	0
01/2023	81	ZAR	1,441	4	0
02/2023	83	COP	377,050	0	(6)
03/2023	MXN	2,004	$97	0	(4)
04/2023	$852	BRL	4,622	9	0
05/2023	PEN	3,518	$884	0	(33)
05/2023	$50	ZAR	844	0	(1)
JPM	01/2023	CNH	64	$9	0	0
01/2023	GBP	1,166	1,408	0	(2)
01/2023	HUF	7,844	20	0	(1)
01/2023	$13	CNY	93	0	0
03/2023	24	167	0	0
MBC	01/2023	CAD	307	$229	2	0
01/2023	EUR	6,247	6,548	0	(142)
01/2023	GBP	15	18	0	0
01/2023	$11	AUD	17	0	0
01/2023	702	JPY	95,100	23	0
01/2023	283	PLN	1,249	2	0
02/2023	68	ZAR	1,232	4	0
05/2023	9	CNH	62	0	0
MYI	01/2023	GBP	314	$386	7	0
01/2023	PLN	471	99	0	(9)
01/2023	$356	AUD	530	5	0
01/2023	595	JPY	81,560	27	0
01/2023	486	PLN	2,222	21	0
RBC	01/2023	PLN	132	$29	0	(1)
01/2023	$4	AUD	6	0	0
RYL	01/2023	JPY	40,400	$302	0	(6)
SCX	01/2023	$24	AUD	35	0	0
01/2023	222	PEN	855	3	0
02/2023	NZD	48	$29	0	(1)
SSB	03/2023	JPY	360,000	2,684	0	(87)
TOR	01/2023	1,527,000	10,562	0	(1,097)
UAG	01/2023	HUF	3,078	8	0	0
01/2023	$137	ZAR	2,457	7	0

Total Forward Foreign Currency Contracts	$210	$(1,799)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	700	$37	$153
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	300	17	76
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	500	27	121
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	500	27	123

Total Purchased Options	$108	$473

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index	Sell	3.000%	03/15/2023	900	$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(5)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	3,400	(37)	(267)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	1,500	(17)	(118)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	600	(1)	(9)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	400	(1)	(6)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	2,500	(26)	(202)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(2)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	23,500	(81)	(703)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	400	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	300	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	300	(4)	(10)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	2,500	(27)	(204)
NGF	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	6,400	(11)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	6,400	(14)	(99)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,400	(3)	(22)

							$(259)	$(1,677)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae 4.500% due 03/01/2053		$97.156	03/06/2023		1,100	$(9)	$(18)
	Call - OTC Fannie Mae 4.500% due 03/01/2053		99.156	03/06/2023		1,100	(8)	(2)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053		101.859	01/05/2023		200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		99.750	02/06/2023		100	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		100.000	02/06/2023		500	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		101.750	02/06/2023		100	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		102.000	02/06/2023		500	(3)	(1)

							$(26)	$(25)

Total Written Options							$(286)	$(1,702)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.173%	$300	$(5)	$4	$0	$(1)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.901	200	(1)	1	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.173	100	(1)	0	0	(1)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.155	700	(31)	30	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.051	200	(6)	6	0	0

$(44)	$41	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$54	$30	$(27)	$3	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	161	91	(82)	9	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	268	151	(136)	15	0

$272	$(245)	$27	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$7,732	$(1,979)	$1,903	$0	$(76)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	20	0	(1)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	10	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	13	0	(1)

$(2,025)	$1,946	$0	$(79)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month THB-THBFIX Compounded-OIS	1.000%	Quarterly	12/15/2026	THB	53,210	$70	$0	$70	$0
Pay	3-Month THB-THBFIX Compounded-OIS	1.500	Quarterly	12/15/2031	27,900	(64)	0	0	(64)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	48,500	1	64	65	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	25,800	(6)	(56)	0	(62)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	161,500	19	199	218	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	82,400	(35)	(164)	0	(199)

$(15)	$43	$353	$(325)

Total Swap Agreements	$(1,812)	$1,785	$380	$(407)

(i)

Securities with an aggregate market value of $2,355 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2022 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,963	$0	$1,963
Corporate Bonds & Notes
Banking & Finance	0	17,928	0	17,928
Industrials	0	7,796	0	7,796
Utilities	0	1,192	0	1,192
Municipal Bonds & Notes
California	0	168	0	168
U.S. Government Agencies	0	13,647	0	13,647
U.S. Treasury Obligations	0	1,455	0	1,455
Non-Agency Mortgage-Backed Securities	0	2,620	0	2,620
Asset-Backed Securities	0	24,667	0	24,667
Sovereign Issues	0	2,164	0	2,164
Preferred Securities
Banking & Finance	0	94	0	94
Short-Term Instruments
Commercial Paper	0	2,044	0	2,044
Repurchase Agreements	0	20,469	0	20,469
Short-Term Notes	0	2,400	0	2,400
Hungary Treasury Bills	0	668	0	668
Japan Treasury Bills	0	14,380	0	14,380
U.S. Treasury Bills	0	480	0	480

	$0	$114,135	$0	$114,135
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148	$0	$0	$148

Total Investments	$148	$114,135	$0	$114,283

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,395)	$0	$(4,395)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	55	0	99
Over the counter	0	1,063	0	1,063

	$44	$1,118	$0	$1,162
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44)	(73)	0	(117)
Over the counter	0	(3,908)	0	(3,908)

	$(44)	$(3,981)	$0	$(4,025)

Total Financial Derivative Instruments	$0	$(2,863)	$0	$(2,863)

Totals	$148	$106,877	$0	$107,025

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Total Return ESG Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.4% ¤
CORPORATE BONDS & NOTES 44.7%
BANKING & FINANCE 26.0%
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$6,800	$5,225
American Tower Corp. 5.000% due 02/15/2024		3,000	2,990
Asian Development Bank
1.500% due 05/04/2028	CAD	14,000	9,208
4.700% due 03/12/2024	MXN	215,000	10,151
6.000% due 02/05/2026	BRL	54,800	8,971
6.550% due 01/26/2025	ZAR	192,000	11,012
Bank of America Corp.
0.981% due 09/25/2025 •		$12,700	11,697
1.486% due 05/19/2024 •		7,700	7,580
6.204% due 11/10/2028 •		4,400	4,551
Bank of Nova Scotia
0.650% due 07/31/2024		4,300	4,011
2.375% due 01/18/2023		2,900	2,897
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	10,000	8,137
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		$1,300	1,135
3.099% due 01/01/2030		3,400	2,950
BNP Paribas SA 1.675% due 06/30/2027 •		10,000	8,715
Boston Properties LP 2.550% due 04/01/2032		3,700	2,822
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	14,400
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		8,700	7,827
Citigroup, Inc.
0.776% due 10/30/2024 •		5,800	5,559
1.281% due 11/03/2025 •		4,100	3,781
2.014% due 01/25/2026 •(g)		6,500	6,029
4.615% (SOFRRATE + 0.694%) due 01/25/2026 ~(g)		6,500	6,356
Community Preservation Corp. 2.867% due 02/01/2030		15,000	12,689
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	9,551
1.106% due 02/24/2027 •		8,200	7,171
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	8,043
CPI Property Group SA
1.625% due 04/23/2027	EUR	3,900	2,982
2.750% due 05/12/2026		3,600	3,035
2.750% due 01/22/2028	GBP	10,000	8,097
Credit Agricole SA
3.750% due 04/24/2023		$8,700	8,663
5.345% (US0003M + 1.020%) due 04/24/2023 ~		4,600	4,605
CTP NV 0.625% due 09/27/2026	EUR	6,500	5,363
Digital Dutch Finco BV
1.000% due 01/15/2032		4,700	3,538
1.500% due 03/15/2030		4,300	3,611
Equitable Financial Life Global Funding 1.300% due 07/12/2026		$8,300	7,194
ERP Operating LP 4.150% due 12/01/2028		1,900	1,776
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	12,635
European Investment Bank
1.625% due 10/09/2029		5,650	4,843
2.375% due 05/24/2027		10,000	9,296
2.875% due 06/13/2025		10,500	10,140
3.300% due 02/03/2028	AUD	3,400	2,197
European Union 0.400% due 02/04/2037	EUR	10,500	7,626
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026		4,700	4,008
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		$6,200	5,670

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

HAT Holdings LLC 3.750% due 09/15/2030		8,075	5,948
Healthpeak Properties, Inc. 2.125% due 12/01/2028		7,500	6,301
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,218
3.500% due 09/15/2030		3,100	2,565
ING Groep NV
1.400% due 07/01/2026 •		6,300	5,670
4.625% due 01/06/2026		5,300	5,182
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	12,600	9,299
5.310% due 02/05/2026	ZAR	126,000	6,882
International Finance Corp. 8.000% due 10/09/2023	IDR	150,000,000	9,804
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$13,800	13,020
0.653% due 09/16/2024 •		12,600	12,154
0.768% due 08/09/2025 •		8,300	7,665
Kilroy Realty LP
2.500% due 11/15/2032		6,000	4,275
2.650% due 11/15/2033		12,000	8,357
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,604
3.711% due 07/01/2029		4,300	4,037
Manulife Financial Corp. 3.703% due 03/16/2032		12,000	10,728
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,250
3.922% due 09/11/2024 •		$2,900	2,854
4.362% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,408
NatWest Group PLC 2.359% due 05/22/2024 •		$11,500	11,337
Norinchukin Bank 2.080% due 09/22/2031		12,000	9,283
NTT Finance Corp.
4.142% due 07/26/2024		2,600	2,560
4.239% due 07/25/2025		3,400	3,342
OneMain Finance Corp. 3.500% due 01/15/2027		8,600	7,131
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	9,459
Principal Life Global Funding 1.250% due 08/16/2026		5,800	5,037
Prologis LP 1.750% due 02/01/2031		10,300	8,135
Regency Centers LP 3.700% due 06/15/2030		1,500	1,312
Reliance Standard Life Global Funding 3.850% due 09/19/2023		2,800	2,765
Shriram Finance Ltd. 4.400% due 03/13/2024		8,200	7,898
Standard Chartered PLC 1.214% due 03/23/2025 •		12,500	11,802
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,221
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		13,000	11,841
UDR, Inc. 3.100% due 11/01/2034		6,300	4,791
Unipol Gruppo SpA 3.250% due 09/23/2030	EUR	6,400	6,379
USAA Capital Corp. 2.125% due 05/01/2030		$6,000	4,931
Visa, Inc. 0.750% due 08/15/2027		4,100	3,495
WP Carey, Inc. 2.450% due 02/01/2032		7,600	5,958

			537,635

INDUSTRIALS 7.4%
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029	EUR	9,100	7,160
Autodesk, Inc. 2.400% due 12/15/2031		$5,000	4,007
Boise Cascade Co. 4.875% due 07/01/2030		3,600	3,156
California Endowment 2.498% due 04/01/2051		6,900	4,275
Continental Wind LLC 6.000% due 02/28/2033		5,029	5,046
Dell International LLC 5.450% due 06/15/2023		267	267
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	7,369

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Ford Foundation 2.815% due 06/01/2070		7,975	4,690
Gap, Inc. 3.625% due 10/01/2029		3,500	2,474
General Mills, Inc. 5.089% (US0003M + 1.010%) due 10/17/2023 ~		600	601
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,100	1,093
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	10,108
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		11,594	9,680
Kia Corp. 1.000% due 04/16/2024		1,800	1,695
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	10,247
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,719
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,643
Mather Foundation 2.675% due 10/01/2031		9,600	7,878
NXP BV
3.400% due 05/01/2030		11,700	10,137
5.000% due 01/15/2033		5,000	4,737
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		7,100	6,825
S&P Global, Inc. 2.700% due 03/01/2029		2,200	1,941
SK Hynix, Inc. 2.375% due 01/19/2031		9,200	6,754
Valeo 1.000% due 08/03/2028	EUR	2,500	2,067
Verallia SA 1.625% due 05/14/2028		5,800	5,366
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027		10,000	9,102
Weir Group PLC 2.200% due 05/13/2026		$19,000	16,872
Wipro IT Services LLC 1.500% due 06/23/2026		1,550	1,360

			153,269

UTILITIES 11.3%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		11,750	11,480
AES Corp.
1.375% due 01/15/2026		2,000	1,778
2.450% due 01/15/2031		9,500	7,580
Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,602
3.200% due 04/15/2025		6,300	6,026
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		7,736	6,724
Clearway Energy Operating LLC 4.750% due 03/15/2028		4,000	3,698
DTE Electric Co. 1.900% due 04/01/2028		12,000	10,449
Duke Energy Carolinas LLC
2.850% due 03/15/2032		3,500	2,971
3.950% due 11/15/2028		3,000	2,885
Duke Energy Florida LLC
2.400% due 12/15/2031		8,500	6,964
2.500% due 12/01/2029		4,900	4,199
EDP Finance BV
1.710% due 01/24/2028		9,000	7,442
6.300% due 10/11/2027		2,000	2,061
Electricite de France SA 3.625% due 10/13/2025		3,600	3,474
Empresa Generadora de Electricidad Haina SA 5.625% due 11/08/2028		5,000	4,457
Enel Finance International NV
1.375% due 07/12/2026		5,600	4,833
1.875% due 07/12/2028		2,700	2,149
2.250% due 07/12/2031		500	365
4.625% due 06/15/2027		5,700	5,401
5.000% due 06/15/2032		5,700	5,149
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,586
5.950% due 07/29/2026		8,900	8,155
India Green Energy Holdings 5.375% due 04/29/2024		4,700	4,525
India Green Power Holdings 4.000% due 02/22/2027		2,900	2,484

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	5,629
3.650% due 04/15/2029		6,000	5,623
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	6,745
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	14,801
2.200% due 12/02/2026	AUD	10,300	6,254
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	11,494
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	2,695
Public Service Electric & Gas Co. 3.100% due 03/15/2032		8,400	7,367
ReNew Wind Energy AP2 4.500% due 07/14/2028		11,100	9,328
Solar Star Funding LLC 5.375% due 06/30/2035		5,271	5,132
Southern California Edison Co.
2.500% due 06/01/2031		100	83
2.750% due 02/01/2032		14,700	12,350
3.650% due 06/01/2051		1,900	1,391
Southern Power Co. 0.900% due 01/15/2026		10,000	8,814
Verizon Communications, Inc. 2.850% due 09/03/2041		5,800	4,014

			232,157

Total Corporate Bonds & Notes (Cost $1,088,428)			923,061

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037		2,000	1,790
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035		2,100	1,630
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
2.082% due 11/01/2024		520	497
2.483% due 11/01/2027		850	764
2.533% due 11/01/2028		1,000	879

			5,560

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052		3,100	2,422

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027		200	172
1.477% due 11/01/2027		300	256
1.577% due 05/01/2028		500	418
1.677% due 11/01/2028		875	724

			1,570

Total Municipal Bonds & Notes (Cost $11,445)			9,552

U.S. GOVERNMENT AGENCIES 43.7%
Fannie Mae
1.976% due 01/01/2035 •		38	37
2.241% due 01/25/2031 ~(a)		45,296	4,337
2.305% due 03/01/2033 •		2	2
2.444% due 10/25/2029		14,800	12,977
2.722% due 04/01/2038 •		24	24
2.889% due 07/01/2044 •		25	24
2.937% due 06/25/2029		10,983	10,052
2.961% due 09/25/2027 ~		9,326	8,796
2.984% due 04/01/2038 •		9	9
3.000% due 05/01/2028		1,674	1,580
3.152% due 04/01/2038 •		5	5
3.257% due 05/25/2035 ~		22	22
3.519% due 07/01/2034 •		1	1
3.643% due 06/25/2055 •		757	740
3.713% due 08/01/2035 •		58	57
3.739% due 07/01/2035 •		109	109
3.785% due 09/01/2034 •		20	20
3.821% due 07/25/2037 •		108	106
3.882% due 08/01/2035 •		196	195
3.956% due 09/01/2035 •		8	8
4.010% due 12/01/2028		8,919	8,716
4.094% due 09/01/2037 •		5	5
4.639% due 05/25/2037 •		3	3

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

4.749% due 03/25/2037 •	8	8
6.000% due 08/01/2032	2	2
6.500% due 06/25/2044	21	21
7.500% due 02/01/2027	10	10
Freddie Mac
0.826% due 02/25/2031	1,357	1,140
1.021% due 08/25/2029 ~(a)	24,707	1,247
1.154% due 09/25/2030 ~(a)	61,106	4,038
1.783% due 06/25/2034	15,000	11,734
2.495% due 04/01/2038 •	5	5
2.700% due 08/01/2023	27,914	27,420
2.875% due 04/25/2026	9,500	9,003
2.939% due 04/25/2029	9,500	8,685
3.104% due 12/15/2042 ~	3,071	3,051
3.500% due 12/01/2047 - 05/01/2048	19,424	18,040
3.876% due 07/01/2030 •	2	2
3.936% due 08/15/2032 ~	6	5
4.000% due 08/01/2030 - 06/01/2048	615	591
4.500% due 02/01/2029 - 02/01/2035	205	203
5.000% due 10/01/2039	11	12
5.028% due 10/15/2037 •	6	6
5.500% due 01/01/2034 - 01/01/2039	230	238
6.000% due 09/01/2027 - 05/01/2040	873	904
6.500% due 05/15/2032	819	845
7.000% due 02/15/2027 - 07/01/2029	91	92
7.500% due 09/01/2025	2	2
Ginnie Mae
1.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	14	14
1.750% due 12/20/2026 •	1	1
1.968% due 04/20/2067 ~	1,301	1,288
2.469% due 05/20/2047 ~	400	372
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 01/20/2026 ~	14	14
2.625% due 07/20/2027 - 02/20/2032 •	102	100
2.673% due 10/20/2043 •	1,227	1,171
3.379% due 06/20/2067 ~	4,301	4,284
3.500% due 08/15/2045 - 08/20/2049	17,634	16,470
3.965% due 05/20/2065 •	674	664
4.000% due 09/20/2040 - 07/20/2048	21,507	20,513
4.422% due 05/20/2066 •	205	204
4.562% due 02/20/2066 ~	448	446
4.642% due 09/20/2066 ~	2,878	2,845
4.646% due 11/20/2067 ~	1,519	1,515
5.000% due 03/15/2033 - 05/15/2042	257	263
6.000% due 04/15/2037	31	32
7.000% due 02/20/2032	3	3
Ginnie Mae, TBA
4.000% due 01/01/2053	2,000	1,897
5.000% due 01/01/2053	3,000	3,001
Tennessee Valley Authority STRIPS 1.500% due 09/15/2031	7,800	6,125
U.S. Small Business Administration
5.130% due 09/01/2023	5	5
5.520% due 06/01/2024	36	36
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	9,167	7,838
3.000% due 04/01/2034 - 07/01/2052	33,307	29,550
3.500% due 10/01/2025 - 12/01/2052	12,299	11,217
4.000% due 10/01/2024 - 11/01/2052	27,388	25,765
4.500% due 03/01/2023 - 06/01/2042	110	109
5.000% due 02/01/2038 - 02/01/2041	167	169
5.500% due 08/01/2023 - 07/01/2041	6,407	6,603
6.000% due 09/01/2028 - 09/01/2039	780	807
6.500% due 01/01/2026 - 01/01/2029	2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2053	299,800	263,410
3.500% due 02/01/2053	90,600	82,374
4.000% due 02/01/2053 - 03/01/2053	153,200	143,765
4.500% due 02/01/2053	37,400	36,004
5.000% due 01/01/2053 - 02/01/2053	100,600	99,135
6.000% due 02/01/2053	100	101

Total U.S. Government Agencies (Cost $935,701)		903,241

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	75,800	49,320
1.375% due 08/15/2050 (k)	3,200	1,779
1.750% due 08/15/2041	24,400	16,710
1.875% due 02/15/2041 (m)	10,400	7,357
2.000% due 11/15/2041 (k)(m)	4,000	2,858
2.000% due 02/15/2050	9,200	6,082
2.250% due 02/15/2052	10,000	6,958
2.375% due 02/15/2042	34,900	26,664
2.500% due 02/15/2045 (k)(m)	1,900	1,432
2.750% due 11/15/2042 (m)	1,600	1,284
2.875% due 05/15/2043 (k)(m)	3,900	3,187

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

2.875% due 08/15/2045 (k)(m)		1,500	1,209
2.875% due 05/15/2049		8,400	6,764
3.000% due 05/15/2042 (k)		700	589
3.000% due 11/15/2044 (m)		2,100	1,735
3.000% due 05/15/2045		22,700	18,723
3.125% due 02/15/2043		12,100	10,334
3.125% due 08/15/2044 (m)		3,200	2,707
3.250% due 05/15/2042 (m)		103,400	90,701
3.375% due 08/15/2042		23,900	21,368
3.375% due 05/15/2044 (k)(m)		1,500	1,324
3.625% due 02/15/2044 (m)		2,200	2,020
3.750% due 11/15/2043 (k)(m)		7,600	7,130
4.000% due 11/15/2042 (b)(i)		15,300	14,985
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031		19,791	17,501
0.125% due 01/15/2032		5,483	4,806
0.125% due 02/15/2051		1,145	738
0.250% due 02/15/2050		3,361	2,270
0.625% due 07/15/2032		2,872	2,633
0.625% due 02/15/2043		907	733
0.750% due 02/15/2045		2,911	2,357
1.000% due 02/15/2049		1,303	1,090
U.S. Treasury Notes
2.875% due 05/15/2032		23,968	22,096

Total U.S. Treasury Obligations (Cost $441,392)			357,444

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		860	733
BAMLL Commercial Mortgage Securities Trust 5.368% due 09/15/2038 •		6,000	5,639
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,261	969
BCAP LLC Trust 4.611% due 03/26/2037 þ		87	84
Bear Stearns Structured Products, Inc. Trust 5.219% due 12/26/2046 ^~		338	244
Beast Mortgage Trust 5.368% due 03/15/2036 ~		7,500	7,072
Beneria Cowen & Pritzer Collateral Funding Corp. 5.117% due 06/15/2038 ~		12,621	11,812
BSREP Commercial Mortgage Trust 5.268% due 08/15/2038 ~		20,395	19,188
Credit Suisse Mortgage Capital Mortgage-Backed Trust 4.989% due 04/25/2037 ~		2,316	678
DBWF Mortgage Trust 5.469% due 12/19/2030 •		1,000	972
DC Office Trust 2.965% due 09/15/2045		21,900	17,475
DOLP Trust 2.956% due 05/10/2041		8,600	6,858
DROP Mortgage Trust 5.470% due 10/15/2043 •		12,850	12,262
Extended Stay America Trust
5.398% due 07/15/2038 ~		11,226	10,919
5.398% due 07/15/2038 •		8,395	8,166
FirstMac Mortgage Funding Trust 4.306% due 03/08/2049 •	AUD	3,300	2,247
GCT Commercial Mortgage Trust 5.118% due 02/15/2038 •		$8,100	7,533
Gemgarto PLC 3.999% due 12/16/2067 •	GBP	5,791	6,887
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	4,952
GSMPS Mortgage Loan Trust 4.789% due 04/25/2036 ~		1,157	961
GSR Mortgage Loan Trust 3.466% due 03/25/2047 ^~		1,010	663
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 ~		2	1
IndyMac INDX Mortgage Loan Trust 3.212% due 01/25/2036 ^~		462	389
JP Morgan Chase Commercial Mortgage Securities Trust
5.078% due 06/15/2038 ~		13,105	12,712
5.118% due 04/15/2038 •		10,772	10,502
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		2,132	956
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,315
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		573	525
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		1,860	1,808
Morgan Stanley Capital Trust 5.487% due 12/15/2023 •		1,800	1,726

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

MortgageIT Mortgage Loan Trust 4.849% due 04/25/2036 •		591	542
One New York Plaza Trust 5.268% due 01/15/2036 •		9,600	9,075
Residential Accredit Loans, Inc. Trust 4.769% due 07/25/2036 ~		921	808
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~		23,500	21,602
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	2,509
Starwood Mortgage Trust 5.368% due 04/15/2034 ~		11,500	11,137
Structured Asset Mortgage Investments Trust 4.649% due 03/25/2037 ~		605	204
SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	8,416
2.850% due 02/12/2041		1,700	1,325
Thornburg Mortgage Securities Trust 3.433% due 10/25/2046 ~		411	383
Towd Point Mortgage Funding
3.826% due 07/20/2045 ~	GBP	7,791	9,319
4.071% (SONIO/N + 1.144%) due 10/20/2051 ~		2,937	3,529
VASA Trust 5.218% due 07/15/2039 •		$16,400	15,162
WaMu Mortgage Pass-Through Certificates Trust
3.293% due 03/25/2037 ~		512	463
3.600% due 12/25/2036 ^~		510	436

Total Non-Agency Mortgage-Backed Securities (Cost $268,694)			244,158

ASSET-BACKED SECURITIES 5.4%
Bear Stearns Asset-Backed Securities Trust
4.709% due 08/25/2036 ~		218	209
4.796% due 05/25/2035 ~		908	901
College Avenue Student Loans LLC 5.589% due 12/26/2047 ~		1,019	1,001
Countrywide Asset-Backed Certificates Trust 4.619% due 05/25/2037 ~		1,983	1,867
FHF Trust 3.100% due 09/15/2025		3,730	3,698
First Help Financial LLC 4.430% due 01/18/2028		9,246	9,030
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		9,399	6,708
2.700% due 01/20/2049		4,571	3,514
4.000% due 04/20/2049		7,059	5,755
GSAMP Trust 4.459% due 12/25/2036 ~		259	129
HSI Asset Loan Obligation Trust 4.136% due 12/25/2036 •		204	69
JP Morgan Mortgage Acquisition Corp. 2.808% due 10/25/2035 ^~		1,543	1,494
LCM LP 5.283% due 10/20/2027 •		965	961
Lehman XS Trust 5.049% due 01/25/2036 ^þ		2,893	2,661
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		11,947	8,770
MF1 Ltd. 5.176% due 02/19/2037 ~		7,731	7,448
Morgan Stanley ABS Capital, Inc. Trust
4.519% due 01/25/2037 ~		2,718	1,347
4.689% due 06/25/2036 •		565	492
5.639% due 07/25/2037 •		400	333
Morgan Stanley IXIS Real Estate Capital Trust 4.539% due 11/25/2036 ~		8,117	2,837
Morgan Stanley Mortgage Loan Trust 5.109% due 04/25/2037 •		271	81
Mosaic Solar Loan Trust 2.640% due 01/20/2053		11,342	9,461
New Century Home Equity Loan Trust 7.389% due 01/25/2033 ^•		729	618
Option One Mortgage Loan Trust 4.609% due 02/25/2037 •		3,550	1,838
Ready Capital Mortgage Financing LLC 6.875% due 10/25/2039 •		5,292	5,285
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,359	1,094
Service Experts Issuer 2.670% due 02/02/2032		6,418	5,837
SLM Student Loan Trust 4.478% due 01/25/2027 •		120	120
Structured Asset Securities Corp. Mortgage Loan Trust 4.222% due 12/25/2034 •		46	45
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		13,022	11,182

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Sunrun Demeter Issuer 2.270% due 01/30/2057		15,985	12,508
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		3,514	3,477

Total Asset-Backed Securities (Cost $128,729)			110,770

SOVEREIGN ISSUES 5.3%
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,185
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	4,183
Korea Development Bank 4.800% due 06/10/2023	IDR	185,000,000	11,801
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		$11,000	10,330
Province of Ontario
1.550% due 11/01/2029	CAD	33,500	21,252
2.650% due 02/05/2025		24,325	17,433
Province of Quebec
1.850% due 02/13/2027		8,000	5,471
2.450% due 03/01/2023		5,000	3,681
2.600% due 07/06/2025		19,600	13,994
Serbia Government International Bond 1.000% due 09/23/2028	EUR	10,300	7,952
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	12,594

Total Sovereign Issues (Cost $129,609)			109,876

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)		4,900,000	4,557

Total Preferred Securities (Cost $4,900)			4,557

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (h) 0.7%			14,630

		PRINCIPAL AMOUNT (000s)
AUSTRIA TREASURY BILLS 0.8%
1.264% due 02/23/2023 (c)(d)	EUR	15,000	16,030

Total Austria Treasury Bills (Cost $14,635)			16,030

Total Short-Term Instruments (Cost $29,265)			30,660

Total Investments in Securities (Cost $3,038,163)			2,693,319

Total Investments 130.4% (Cost $3,038,163)			$2,693,319
Financial Derivative Instruments (j)(l) (0.7)%(Cost or Premiums, net $11,685)			(15,008)
Other Assets and Liabilities, net (29.7)%			(612,696)

Net Assets 100.0%			$2,065,615

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.014%	01/25/2026	01/18/2022	$6,500	$6,029	0.29%
Citigroup, Inc.	4.615	01/25/2026	01/18/2022	6,500	6,356	0.31

$13,000	$12,385	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$14,630	U.S. Treasury Notes 0.125% due 05/15/2023	$(14,923)	$14,630	$14,632

Total Repurchase Agreements	$(14,923)	$14,630	$14,632

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BPG	(1.500)%	12/30/2022	01/03/2023	$(9,501)	$(9,499)

Total Sale-Buyback Transactions	$(9,499)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2053	$17,700	$(14,322)	$(14,407)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2053	27,200	(23,162)	(23,062)

Total Short Sales (1.8)%	$(37,484)	$(37,469)

(i)	Securities with an aggregate market value of $9,402 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(165,235) at a weighted average interest rate of 1.206%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	627	$1,568	$(730)	$(2,232)

Total Written Options	$(730)	$(2,232)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2023	202	$41,426	$39	$0	$(32)
U.S. Treasury 10-Year Note March Futures	03/2023	8	898	(9)	0	(1)
U.S. Treasury Long-Term Bond March Futures	03/2023	123	15,417	(139)	0	(19)

$(109)	$0	$(52)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2023	60	$(4,726)	$267	$9	$(4)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	22	0	17	0	0
Euro-BTP March Futures	03/2023	120	(13,991)	1,032	144	(114)
Euro-Bund March Futures	03/2023	824	(117,251)	7,429	935	(415)
Euro-Buxl 30-Year Bond March Futures	03/2023	27	(3,909)	739	101	(17)
Euro-Oat March Futures	03/2023	131	(17,851)	1,265	163	(91)
Japan Government 10-Year Bond March Futures	03/2023	79	(87,560)	1,603	120	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	22	(134)	(113)	11	(23)
U.S. Treasury 5-Year Note March Futures	03/2023	794	(85,696)	241	68	0

$12,480	$1,551	$(664)

Total Futures Contracts	$12,371	$1,551	$(716)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/10/2052	GBP	2,300	$172	$1,123	$1,295	$4	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052	2,300	0	1,295	1,295	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052	2,900	287	1,346	1,633	5	0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053	100	31	1	32	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(65)	(65)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	900,000	193	(308)	(115)	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	100,000	(51)	94	43	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038	290,000	(99)	255	156	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038	150,000	(72)	140	68	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038	67,300	(28)	62	34	4	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	4,150,000	1,152	2,771	3,923	277	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042	150,000	0	110	110	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,650,000	(14)	1,622	1,608	146	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	$26,300	0	35	35	15	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	15,800	0	8	8	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	20,000	(69)	(1,628)	(1,697)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	40,000	(152)	(2,681)	(2,833)	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	14,500	(75)	(524)	(599)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032	7,100	68	579	647	25	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	49,200	4,779	1,656	6,435	141	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	46,700	9,025	3,847	12,872	230	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	17,100	(64)	(1,517)	(1,581)	0	(38)
Pay(2)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	100,000	(875)	(12,474)	(13,349)	0	(527)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036	10,920	498	3,321	3,819	68	0

Total Swap Agreements	$14,706	$(932)	$13,774	$967	$(729)

(k)

Securities with an aggregate market value of $4,948 and cash of $24,893 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Future styled option.
(2)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	ZAR	10,603	$597	$0	$(27)
02/2023	EUR	2,263	2,384	0	(46)
02/2023	GBP	25,805	30,449	0	(782)
02/2023	SEK	126,141	12,177	60	0
02/2023	$5,005	EUR	4,706	47	0
02/2023	1,845	JPY	241,400	5	0
03/2023	ZAR	106,139	$6,011	0	(199)
BPS	01/2023	53,426	3,082	0	(59)
02/2023	EUR	96,146	99,697	0	(3,519)
02/2023	IDR	30,966,585	1,969	0	(30)
02/2023	ZAR	6,080	339	0	(18)
BRC	02/2023	$5,145	EUR	4,942	160	0
02/2023	1,597	GBP	1,306	0	(17)
CBK	01/2023	BRL	53,512	$10,196	60	0
01/2023	$20,436	BRL	107,024	0	(165)
01/2023	15	CLP	14,378	2	0
02/2023	BRL	53,512	$10,155	75	0
02/2023	$1,642	EUR	1,538	9	0
03/2023	MXN	204,372	$10,187	0	(156)
GLM	01/2023	CNH	239	34	0	0
JPM	02/2023	IDR	53,486,270	3,394	0	(59)
03/2023	57,106,744	3,649	0	(38)
MBC	01/2023	AUD	646	433	0	(7)
02/2023	JPY	345,400	2,487	0	(159)
02/2023	$30	IDR	467,005	1	0
02/2023	1,191	JPY	162,200	52	0
03/2023	IDR	34,660,850	$2,214	0	(23)
05/2023	CNH	34,032	5,071	106	0
MYI	01/2023	AUD	20,474	13,749	0	(194)
02/2023	EUR	910	948	0	(29)
02/2023	SEK	27,345	2,645	18	0
03/2023	IDR	48,836,533	3,114	0	(38)
RBC	01/2023	AUD	236	158	0	(3)
SCX	01/2023	1,373	925	0	(10)
01/2023	CAD	31,445	23,407	182	0
02/2023	IDR	56,279,539	3,575	0	(59)
SOG	01/2023	ZAR	5,034	284	0	(12)
TOR	01/2023	CAD	79,937	59,464	424	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

	09/2023	ZAR	114,536		6,458		0	(147)
UAG	01/2023		6,092		340		0	(18)
	02/2023	IDR	83,569,035		5,265		0	(132)
	03/2023	ZAR	19,996		1,119		0	(50)
	05/2023		$4,820	CNH	33,404		53	0

Total Forward Foreign Currency Contracts							$1,254	$(5,996)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	63,200	$506	$514
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	59,800	448	486
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	59,600	453	484

Total Purchased Options							$1,407	$1,484

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	63,200	$(316)	$(320)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	63,200	(190)	(180)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870	01/23/2023	1,100	(8)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	1,100	(8)	(14)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	7,800	(61)	(23)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	7,800	(61)	(98)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	59,800	(281)	(308)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	59,800	(168)	(177)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	37,500	(293)	(111)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	37,500	(293)	(471)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	12,400	(90)	(19)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	12,400	(90)	(148)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	8,100	(29)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	8,100	(29)	(58)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	3,800	(84)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	3,800	(84)	(240)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	4,600	(54)	(12)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	4,600	(64)	(151)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	59,600	(286)	(307)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	59,600	(167)	(177)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	12,000	(78)	(17)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	12,000	(78)	(149)

							$(2,812)	$(2,997)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		$99.813	02/06/2023		300	$(2)	$(2)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	300	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	300	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	300	(2)	(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	3,600	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	2,500	(18)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	1,600	(11)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	2,500	(14)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	1,600	(9)	(3)

$(71)	$(40)

Total Written Options	$(2,883)	$(3,037)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Chile Government International Bond	1.000%	Quarterly	12/20/2027	1.089%	$1,400	$(42)	$37	$0	$(5)
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089	8,800	(286)	255	0	(31)
GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089	9,500	(271)	237	0	(34)
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089	16,500	(457)	399	0	(58)

$(1,056)	$928	$0	$(128)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.058%	Maturity	03/20/2023	$125,000	$241	$(7,667)	$0	$(7,426)

Total Swap Agreements	$(815)	$(6,739)	$0	$(7,554)

(m)

Securities with an aggregate market value of $13,101 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$537,635	$0	$537,635
Industrials	0	153,269	0	153,269
Utilities	0	232,157	0	232,157
Municipal Bonds & Notes
California	0	5,560	0	5,560
Michigan	0	2,422	0	2,422
New York	0	1,570	0	1,570
U.S. Government Agencies	0	903,241	0	903,241
U.S. Treasury Obligations	0	357,444	0	357,444
Non-Agency Mortgage-Backed Securities	0	244,158	0	244,158
Asset-Backed Securities	0	110,770	0	110,770
Sovereign Issues	0	109,876	0	109,876
Preferred Securities
Banking & Finance	0	4,557	0	4,557
Short-Term Instruments
Repurchase Agreements	0	14,630	0	14,630
Austria Treasury Bills	0	16,030	0	16,030

Total Investments	$0	$2,693,319	$0	$2,693,319

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(37,469)	$0	$(37,469)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,483	1,035	0	2,518
Over the counter	0	2,738	0	2,738

	$1,483	$3,773	$0	$5,256
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(664)	(3,013)	0	(3,677)
Over the counter	0	(16,587)	0	(16,587)

	$(664)	$(19,600)	$0	$(20,264)

Total Financial Derivative Instruments	$819	$(15,827)	$0	$(15,008)

Totals	$819	$2,640,023	$0	$2,640,842

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO Total Return Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Altice France SA 8.650% (LIBOR03M + 4.000%) due 08/14/2026 ~		$11,424	$10,658
American Airlines, Inc. 8.993% (LIBOR03M + 4.750%) due 04/20/2028 ~		10,500	10,472
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		96,921	87,713
Encina Private Credit LLC TBD% - 8.684% (LIBOR01M + 4.366%) due 11/30/2025 «~µ		27,530	26,939
GHH Holdings Ltd. 4.036% due 12/04/2024 «(l)	GBP	50,000	58,807
Hotel Ltd. 4.206% due 02/07/2023 «(l)		36,000	43,478
Kre Broadway Owner LLC 5.975% (LIBOR01M + 1.700%) due 08/10/2023 «~		$100,000	99,776
Marriott Ownership Resorts, Inc. 6.134% (LIBOR01M + 1.750%) due 08/29/2025 ~		2,440	2,421
PKY-San Felipe Plaza LP TBD% - 6.286% (LIBOR01M + 2.050%) due 01/31/2023 «~(l)		120,822	77,733
Project Bull 6.333% due 03/11/2023 «		23,057	23,048
Project Quasar Pledgco SLU 4.936% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	83,163	87,120
U.S. Renal Care, Inc. 9.438% (LIBOR01M + 5.000%) due 06/26/2026 ~		$696	393
United Airlines, Inc. 8.108% (LIBOR03M + 3.750%) due 04/21/2028 ~		15,524	15,372
Verifone Systems, Inc. 8.359% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,024	8,315
Wyndham Hotels & Resorts, Inc. 6.134% (LIBOR01M + 1.750%) due 05/30/2025 ~		1,073	1,073

Total Loan Participations and Assignments (Cost $625,803)			553,318

CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 13.5%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		5,300	4,295
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		45,000	46,205
AerCap Ireland Capital DAC
2.875% due 08/14/2024		22,600	21,411
3.500% due 01/15/2025		10,450	9,960
4.450% due 10/01/2025		22,600	21,748
4.450% due 04/03/2026		3,900	3,727
4.875% due 01/16/2024		1,000	991
AIB Group PLC
4.263% due 04/10/2025 •		4,000	3,861
7.583% due 10/14/2026 •		1,100	1,121
Aircastle Ltd.
2.850% due 01/26/2028		54,500	44,658
4.125% due 05/01/2024		2,000	1,934
4.250% due 06/15/2026		1,500	1,413
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		1,300	970
2.950% due 03/15/2034		1,500	1,220
3.950% due 01/15/2028		600	564
Ally Financial, Inc. 2.200% due 11/02/2028		890	695
American Assets Trust LP 3.375% due 02/01/2031		28,500	22,670
American Express Co. 2.550% due 03/04/2027		13,060	11,900
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	6,186
4.900% due 02/15/2029		53,900	51,050
American International Group, Inc. 2.500% due 06/30/2025		4,707	4,436
American Tower Corp.
2.100% due 06/15/2030		11,000	8,731
2.400% due 03/15/2025		700	659
2.750% due 01/15/2027		23,000	20,882

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.000% due 06/15/2023		5,753	5,693
3.375% due 10/15/2026		4,165	3,900
3.500% due 01/31/2023		2,800	2,797
3.950% due 03/15/2029		1,000	924
Antares Holdings LP 3.950% due 07/15/2026		6,200	5,370
Aon Corp.
2.800% due 05/15/2030		15,200	12,998
2.850% due 05/28/2027		8,200	7,545
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	7,154
AvalonBay Communities, Inc. 2.300% due 03/01/2030		$6,590	5,487
Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	875
3.875% due 05/01/2023		94,486	93,730
4.125% due 08/01/2025		33,233	31,038
4.375% due 01/30/2024		3,800	3,706
4.875% due 10/01/2025		3,800	3,585
5.500% due 12/15/2024		20,062	19,722
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	14,053
3.950% due 07/01/2024		40,900	39,177
5.250% due 05/15/2024		672	659
Banco Bilbao Vizcaya Argentaria SA
0.875% due 09/18/2023		17,900	17,340
5.875% due 09/24/2023 •(j)(k)	EUR	2,200	2,269
Banco BTG Pactual SA
2.750% due 01/11/2026		$7,600	6,916
4.500% due 01/10/2025		3,000	2,896
Banco General SA 4.875% due 01/11/2029		500	467
Banco Santander Chile 2.700% due 01/10/2025		3,400	3,231
Banco Santander SA
2.746% due 05/28/2025		1,400	1,311
3.496% due 03/24/2025		34,000	32,769
3.892% due 05/24/2024		2,600	2,547
4.175% due 03/24/2028 •		20,400	18,951
Bangkok Bank PCL 3.466% due 09/23/2036 •		3,000	2,351
Bank of America Corp.
0.810% due 10/24/2024 •		44,700	42,875
0.981% due 09/25/2025 •		10,700	9,855
1.197% due 10/24/2026 •		28,100	25,010
1.486% due 05/19/2024 •		7,200	7,088
1.843% due 02/04/2025 •		16,700	16,018
2.551% due 02/04/2028 •		39,700	35,317
3.384% due 04/02/2026 •		32,950	31,496
3.419% due 12/20/2028 •		28,697	26,034
3.550% due 03/05/2024 •		45,300	45,133
3.824% due 01/20/2028 •		2,004	1,873
3.841% due 04/25/2025 •		44,600	43,567
4.376% due 04/27/2028 •		10,000	9,579
5.555% (US0003M + 0.790%) due 03/05/2024 ~		28,150	28,137
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		27,600	27,397
Bank of Nova Scotia
2.440% due 03/11/2024		32,700	31,586
2.951% due 03/11/2027		9,980	9,224
Banque Federative du Credit Mutuel SA
3.750% due 07/20/2023		6,500	6,450
5.203% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,714
Barclays PLC
2.852% due 05/07/2026 •		48,600	45,202
3.125% due 01/17/2024	GBP	200	236
6.375% due 12/15/2025 •(j)(k)		1,100	1,223
7.250% due 03/15/2023 •(j)(k)		2,600	3,115
7.325% due 11/02/2026 •		$41,400	42,927
7.385% due 11/02/2028 •		33,700	35,186
7.750% due 09/15/2023 •(j)(k)		19,500	19,087
BGC Partners, Inc.
4.375% due 12/15/2025		4,500	4,221
5.375% due 07/24/2023		31,500	31,358
Block Financial LLC 3.875% due 08/15/2030		8,300	7,281
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,490
BNP Paribas SA
1.904% due 09/30/2028 •		41,800	34,870
2.219% due 06/09/2026 •		30,500	28,030
2.819% due 11/19/2025 •		9,300	8,816
2.871% due 04/19/2032 •		5,800	4,549
3.500% due 03/01/2023		14,090	14,056
4.625% due 02/25/2031 •(j)(k)		12,400	9,611
4.705% due 01/10/2025 •		97,900	96,961

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.198% due 01/10/2030 •		34,900	33,236
Boston Properties LP
2.450% due 10/01/2033		16,761	12,102
2.550% due 04/01/2032		8,330	6,354
3.400% due 06/21/2029		37,241	32,148
4.500% due 12/01/2028		4,600	4,273
BPCE SA 4.000% due 09/12/2023		77,900	77,048
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,400	10,427
4.550% due 10/01/2029		17,900	15,002
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,068
3.900% due 03/15/2027		3,090	2,831
4.050% due 07/01/2030		18,200	15,963
4.125% due 06/15/2026		8,500	8,026
Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,576
4.350% due 04/15/2030		11,200	10,209
Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	1,984
CaixaBank SA 3.750% due 02/15/2029 •	EUR	4,900	5,152
Camden Property Trust 2.800% due 05/15/2030		$1,048	904
Cape Lookout Re Ltd. 9.337% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		57,700	54,299
Capital One Financial Corp.
2.636% due 03/03/2026 •		7,300	6,843
4.166% due 05/09/2025 •		17,000	16,614
4.250% due 04/30/2025		35,780	35,117
4.927% due 05/10/2028 •		23,600	22,884
4.985% due 07/24/2026 •		17,700	17,353
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	2,379
Charles Schwab Corp. 1.950% due 12/01/2031		3,780	2,968
Citigroup, Inc.
1.678% due 05/15/2024 •		44,400	43,778
2.014% due 01/25/2026 •(l)		4,000	3,710
2.572% due 06/03/2031 •(l)		39,200	31,791
3.070% due 02/24/2028 •		73,900	66,729
4.140% due 05/24/2025 •		10,500	10,302
4.615% (SOFRRATE + 0.694%) due 01/25/2026 ~(l)		4,700	4,596
4.658% due 05/24/2028 •		2,400	2,326
5.784% (US0003M + 1.023%) due 06/01/2024 ~		30,000	30,045
6.004% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,023
Citrus Re Ltd. 9.440% (T-BILL 3MO + 5.100%) due 06/07/2029 ~		30,000	28,629
CNA Financial Corp. 2.050% due 08/15/2030		3,200	2,527
Commonwealth Bank of Australia
2.296% due 03/14/2025		4,800	4,554
2.552% due 03/14/2027		2,600	2,368
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,306
1.106% due 02/24/2027 •		26,200	22,913
2.625% due 07/22/2024		16,400	15,740
4.375% due 08/04/2025		23,800	23,253
4.655% due 08/22/2028 •		33,800	32,496
Corporate Office Properties LP
2.250% due 03/15/2026		5,390	4,732
2.750% due 04/15/2031		2,700	2,027
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	1,731
1.625% due 04/23/2027		28,900	22,101
Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	6,830
1.907% due 06/16/2026 •		14,600	13,321
Credit Suisse AG
3.700% due 02/21/2025		4,400	4,061
4.750% due 08/09/2024		10,450	9,984
6.500% due 08/08/2023 (k)		14,900	14,464
Credit Suisse Group AG
0.625% due 01/18/2033	EUR	4,600	2,743
0.650% due 09/10/2029		900	647
2.193% due 06/05/2026 •		$53,250	45,523
2.593% due 09/11/2025 •		23,800	21,055
3.091% due 05/14/2032 •		2,750	1,906
3.750% due 03/26/2025		45,535	41,019
3.800% due 06/09/2023		35,350	34,428
3.869% due 01/12/2029 •		43,400	34,851
4.194% due 04/01/2031 •		2,000	1,556
4.207% due 06/12/2024 •		6,900	6,729
4.282% due 01/09/2028		500	415
5.975% (US0003M + 1.240%) due 06/12/2024 ~		750	710

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

6.250% due 12/18/2024 •(j)(k)		3,700	2,917
6.250% due 12/18/2024 •(j)		400	315
6.442% due 08/11/2028 •		21,900	19,976
6.537% due 08/12/2033 •		10,800	9,503
7.250% due 09/12/2025 •(j)(k)		2,000	1,438
7.500% due 07/17/2023 •(j)(k)		5,500	4,409
7.500% due 12/11/2023 •(j)(k)		15,900	13,929
9.016% due 11/15/2033 •		19,950	20,482
Crown Castle, Inc.
2.900% due 03/15/2027		500	456
3.150% due 07/15/2023		2,400	2,374
3.700% due 06/15/2026		600	571
CubeSmart LP
2.500% due 02/15/2032		3,500	2,684
4.000% due 11/15/2025		1,700	1,634
Danske Bank AS
1.621% due 09/11/2026 •		9,200	8,111
3.773% due 03/28/2025 •		19,850	19,243
4.298% due 04/01/2028 •		22,900	21,090
5.375% due 01/12/2024		2,611	2,590
Deutsche Bank AG
0.962% due 11/08/2023		20,300	19,538
1.375% due 09/03/2026 •	EUR	19,900	19,435
1.625% due 01/20/2027		46,900	44,342
1.750% due 01/17/2028		12,300	11,273
2.129% due 11/24/2026 •(l)		$22,800	20,137
2.222% due 09/18/2024 •		45,630	44,083
2.311% due 11/16/2027 •		30,400	25,814
2.625% due 12/16/2024	GBP	7,500	8,431
3.035% due 05/28/2032 •(l)		$600	456
3.547% due 09/18/2031 •		50,450	40,554
3.700% due 05/30/2024		3,000	2,917
3.729% due 01/14/2032 •(l)		800	588
3.950% due 02/27/2023		63,000	62,786
3.961% due 11/26/2025 •		286,405	273,883
4.603% due 11/08/2023 •		9,600	9,538
5.374% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	16,388
5.966% (US0003M + 1.230%) due 02/27/2023 ~		1,900	1,901
6.119% due 07/14/2026 •		7,000	6,960
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	208
Digital Realty Trust LP
3.600% due 07/01/2029		$26,910	24,092
4.450% due 07/15/2028		45,490	43,154
DNB Bank ASA 1.127% due 09/16/2026 •		12,100	10,694
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		292	290
Empower Finance LP
1.357% due 09/17/2027		15,600	13,050
1.776% due 03/17/2031		4,100	3,092
EPR Properties
3.600% due 11/15/2031		14,000	10,173
3.750% due 08/15/2029		13,100	10,281
4.500% due 06/01/2027		5,300	4,647
4.950% due 04/15/2028		16,780	14,343
Equinix, Inc.
1.000% due 09/15/2025		65,500	58,638
1.550% due 03/15/2028		38,144	31,591
2.500% due 05/15/2031		14,790	11,920
2.625% due 11/18/2024		2,400	2,287
3.200% due 11/18/2029		4,600	4,014
Equitable Holdings, Inc.
4.350% due 04/20/2028		3,400	3,246
5.000% due 04/20/2048		1,800	1,585
ERP Operating LP 2.500% due 02/15/2030		26,000	21,750
Essex Portfolio LP
1.650% due 01/15/2031		5,665	4,241
2.550% due 06/15/2031		1,180	935
3.250% due 05/01/2023		1,600	1,588
3.375% due 04/15/2026		880	828
3.500% due 04/01/2025		6,100	5,888
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	10,925
European Investment Bank 2.875% due 06/13/2025		4,540	4,384
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	7,197
Federal Realty Investment Trust
1.250% due 02/15/2026		1,600	1,411
3.250% due 07/15/2027		1,200	1,105
3.500% due 06/01/2030		11,900	10,212
Federation des Caisses Desjardins du Quebec 4.400% due 08/23/2025		10,100	9,864

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	3,751
3.400% due 06/15/2030		1,800	1,523
Fifth Third Bacorp 4.055% due 04/25/2028 •		13,600	12,916
First American Financial Corp. 4.000% due 05/15/2030		8,290	6,963
Ford Motor Credit Co. LLC
1.514% due 02/17/2023	EUR	2,100	2,236
1.744% due 07/19/2024		1,800	1,845
2.330% due 11/25/2025		1,700	1,679
2.386% due 02/17/2026		4,575	4,483
2.684% due 12/01/2024 •		2,700	2,795
2.748% due 06/14/2024	GBP	3,900	4,468
2.900% due 02/16/2028		$6,900	5,707
3.021% due 03/06/2024	EUR	14,300	15,040
3.250% due 09/15/2025		7,800	7,952
3.370% due 11/17/2023		$57,400	56,067
3.375% due 11/13/2025		17,400	15,761
3.664% due 09/08/2024		6,000	5,725
3.810% due 01/09/2024		7,100	6,915
4.000% due 11/13/2030		13,100	10,779
4.134% due 08/04/2025		800	751
4.389% due 01/08/2026		500	467
4.535% due 03/06/2025	GBP	4,400	5,069
4.542% due 08/01/2026		$9,200	8,493
4.687% due 06/09/2025		2,600	2,478
5.113% due 05/03/2029		7,650	6,945
5.125% due 06/16/2025		32,700	31,508
5.584% due 03/18/2024		85,410	84,475
Franklin Resources, Inc. 1.600% due 10/30/2030		12,500	9,662
G City Europe Ltd. 4.250% due 09/11/2025	EUR	28,200	25,354
GA Global Funding Trust
1.250% due 12/08/2023		$10,250	9,838
1.625% due 01/15/2026		8,200	7,290
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	4,968
GATX Corp. 4.000% due 06/30/2030		33,300	29,598
General Motors Financial Co., Inc.
4.250% due 05/15/2023		3,750	3,735
5.100% due 01/17/2024		16,680	16,621
5.360% (SOFRRATE + 1.200%) due 11/17/2023 ~		47,450	47,328
Glitner Banki HF 0.000% due 12/31/2030 «	EUR	27	1
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	9,930
GLP Capital LP
3.250% due 01/15/2032		400	320
3.350% due 09/01/2024		4,800	4,608
4.000% due 01/15/2030		19,400	17,025
4.000% due 01/15/2031		2,800	2,407
5.250% due 06/01/2025		4,090	4,027
5.300% due 01/15/2029		3,100	2,939
5.375% due 04/15/2026		1,500	1,474
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		3,300	3,160
1.948% due 10/21/2027 •		8,600	7,531
3.000% due 03/15/2024		29,200	28,487
5.700% due 11/01/2024		18,800	19,037
5.776% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,267
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		25,700	23,502
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	9,131
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		10,400	9,260
GSPA Monetization Trust 6.422% due 10/09/2029		12,510	12,020
Guardian Life Global Funding 1.250% due 11/19/2027		10,700	9,007
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	1,996
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		35,800	29,772
HAT Holdings LLC 3.750% due 09/15/2030		14,555	10,721
Healthcare Realty Holdings LP
2.000% due 03/15/2031		7,900	5,999
2.050% due 03/15/2031		3,100	2,274
3.100% due 02/15/2030		2,800	2,344
Healthpeak Properties, Inc. 2.875% due 01/15/2031		5,000	4,191

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Highwoods Realty LP
3.050% due 02/15/2030		600	479
4.200% due 04/15/2029		3,600	3,145
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	6,369
3.500% due 09/15/2030		2,800	2,317
HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(k)	GBP	16,600	17,953
6.000% due 09/29/2023 •(j)(k)	EUR	200	212
7.390% due 11/03/2028 •		$56,600	59,584
Hudson Pacific Properties LP
3.250% due 01/15/2030		23,300	17,707
4.650% due 04/01/2029		4,500	3,853
ING Groep NV
1.400% due 07/01/2026 •		27,200	24,478
3.875% due 05/16/2027 •(j)(k)		200	147
4.017% due 03/28/2028 •		7,600	7,118
4.250% due 05/16/2031 •(j)(k)		200	138
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		5,700	4,297
2.100% due 06/15/2030		13,000	10,624
3.000% due 06/15/2050		5,500	3,728
Intesa Sanpaolo SpA 3.250% due 09/23/2024		41,900	39,768
Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		3,250	2,693
2.700% due 01/15/2034		3,900	2,855
JAB Holdings BV 2.200% due 11/23/2030		1,000	752
Jackson National Life Global Funding 5.473% (SOFRRATE + 1.150%) due 06/28/2024 ~		25,700	25,711
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		14,500	14,349
1.470% due 09/22/2027 •		26,900	23,323
1.514% due 06/01/2024 •		6,600	6,494
1.578% due 04/22/2027 •		11,500	10,118
2.182% due 06/01/2028 •		58,450	51,195
2.595% due 02/24/2026 •		30,700	28,887
2.739% due 10/15/2030 •		5,800	4,876
2.947% due 02/24/2028 •		41,550	37,646
3.797% due 07/23/2024 •		10,600	10,497
4.851% due 07/25/2028 •		10,300	10,057
5.088% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,844
5.215% (US0003M + 0.890%) due 07/23/2024 ~		43,100	43,171
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	5,964	625
Kilroy Realty LP
2.500% due 11/15/2032		$11,700	8,336
2.650% due 11/15/2033		4,500	3,134
3.050% due 02/15/2030		6,700	5,374
4.250% due 08/15/2029		2,100	1,843
4.375% due 10/01/2025		2,900	2,814
Kimco Realty Corp.
1.900% due 03/01/2028		8,600	7,215
2.700% due 03/01/2024		7,500	7,262
3.200% due 04/01/2032		26,780	22,223
3.300% due 02/01/2025		9,200	8,823
KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	9,082
3.750% due 07/01/2029		5,300	4,777
Kookmin Bank
2.500% due 11/04/2030		3,800	3,033
4.500% due 02/01/2029		2,500	2,334
Lazard Group LLC
4.375% due 03/11/2029		3,700	3,425
4.500% due 09/19/2028		7,000	6,508
Life Storage LP
2.200% due 10/15/2030		3,400	2,650
2.400% due 10/15/2031		4,000	3,087
3.500% due 07/01/2026		5,600	5,239
4.000% due 06/15/2029		500	449
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		11,118	10,818
Lloyds Bank PLC 0.000% due 04/02/2032 þ		43,800	26,802
Lloyds Banking Group PLC
3.900% due 03/12/2024		9,900	9,722
4.000% due 03/07/2025	AUD	22,400	14,688
4.375% due 03/22/2028		$2,300	2,187
4.518% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,720
4.947% due 06/27/2025 •(j)(k)	EUR	1,900	1,953
Loews Corp. 3.200% due 05/15/2030		$7,200	6,367
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	6,276
2.250% due 05/13/2025		41,100	40,264

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.250% due 11/13/2028		10,900	9,844
LXP Industrial Trust
2.375% due 10/01/2031		$8,200	6,238
2.700% due 09/15/2030		2,900	2,317
Manulife Financial Corp. 3.703% due 03/16/2032		6,300	5,632
Metropolitan Life Global Funding 3.450% due 12/18/2026		19,500	18,254
Mid-America Apartments LP
2.750% due 03/15/2030		2,500	2,132
3.950% due 03/15/2029		14,700	13,828
4.200% due 06/15/2028		1,300	1,235
4.300% due 10/15/2023		100	99
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		23,000	20,907
1.640% due 10/13/2027 •		6,200	5,378
2.801% due 07/18/2024		33,700	32,406
3.407% due 03/07/2024		938	919
3.455% due 03/02/2023		10,000	9,979
5.519% (US0003M + 0.740%) due 03/02/2023 ~		37,500	37,515
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		17,800	17,372
1.979% due 09/08/2031 •		13,800	10,584
2.201% due 07/10/2031 •		30,800	24,109
2.555% due 09/13/2025 •		35,400	33,436
3.261% due 05/22/2030 •		1,200	1,041
3.922% due 09/11/2024 •		18,900	18,601
4.899% (US0003M + 0.990%) due 07/10/2024 ~		24,100	24,047
5.414% due 09/13/2028 •		26,800	26,851
Morgan Stanley
3.620% due 04/17/2025 •		9,000	8,787
3.737% due 04/24/2024 •		24,700	24,570
5.022% (SOFRRATE + 1.165%) due 04/17/2025 ~		41,300	41,139
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	16,787
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,400	1,611
3.692% due 06/05/2028		3,500	3,106
National Health Investors, Inc. 3.000% due 02/01/2031		$6,990	5,055
Nationwide Building Society
3.766% due 03/08/2024 •		134,000	133,275
3.960% due 07/18/2030 •		36,800	31,936
4.363% due 08/01/2024 •		12,820	12,655
NatWest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	7,624
3.073% due 05/22/2028 •		$27,400	24,527
4.519% due 06/25/2024 •		39,100	38,744
4.892% due 05/18/2029 •		21,100	20,003
6.274% (US0003M + 1.550%) due 06/25/2024 ~		42,800	42,816
8.000% due 08/10/2025 •(j)(k)		1,200	1,183
NatWest Markets PLC 3.479% due 03/22/2025		11,500	11,006
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	4,310
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	25,249
2.000% due 03/09/2026		23,900	20,579
2.450% due 09/15/2028		500	389
2.750% due 03/09/2028		8,550	6,939
3.450% due 03/15/2023		200	199
3.875% due 09/21/2023		2,600	2,553
5.375% (US0003M + 0.640%) due 03/08/2024 ~		21,600	21,260
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	40,601
2.679% due 07/16/2030		9,500	7,618
Norinchukin Bank 2.080% due 09/22/2031		19,700	15,239
NTT Finance Corp.
0.373% due 03/03/2023		11,200	11,137
0.583% due 03/01/2024		7,000	6,639
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	5,333
Nykredit Realkredit AS 1.000% due 10/01/2050	DKK	60,892	6,461
Old Republic International Corp. 3.875% due 08/26/2026		$2,850	2,702
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	16,998
3.625% due 10/01/2029		14,300	11,760
4.375% due 08/01/2023		42	42
5.250% due 01/15/2026		33,800	33,136
OneMain Finance Corp. 6.875% due 03/15/2025		20,100	19,354
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029		4,700	4,253

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

ORIX Corp. 4.000% due 04/13/2032		20,100	17,888
Pacific Life Global Funding II 1.200% due 06/24/2025		1,600	1,452
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		5,188	5,176
5.500% due 02/15/2024		937	925
Physicians Realty LP 3.950% due 01/15/2028		3,900	3,569
Piedmont Operating Partnership LP 3.150% due 08/15/2030		19,300	14,723
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	16,737
Piper Sandler Cos. 5.200% due 10/15/2023		14,000	13,877
PNC Bank N.A. 2.500% due 08/27/2024		17,500	16,790
Primerica, Inc. 2.800% due 11/19/2031		8,600	7,023
Principal Life Global Funding
1.250% due 06/23/2025		4,600	4,188
1.250% due 08/16/2026		14,000	12,159
Progressive Corp. 2.500% due 03/15/2027		7,000	6,455
Protective Life Global Funding 3.104% due 04/15/2024		23,900	23,235
Prudential PLC 3.125% due 04/14/2030		2,800	2,445
Public Storage 0.500% due 09/09/2030	EUR	5,900	4,773
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	67,449	7,489
Realty Income Corp.
2.200% due 06/15/2028		$550	472
3.100% due 12/15/2029		8,900	7,769
3.250% due 01/15/2031		1,000	870
3.400% due 01/15/2028		5,000	4,613
3.875% due 04/15/2025		2,800	2,746
3.950% due 08/15/2027		1,100	1,051
4.625% due 11/01/2025		6,600	6,532
4.875% due 06/01/2026		6,600	6,572
Regency Centers LP 3.700% due 06/15/2030		11,480	10,041
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	5,366
Sanders Re Ltd. 16.090% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		17,400	16,526
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	744
3.450% due 06/02/2025		22,500	21,460
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		2,500	1,937
SBA Tower Trust
1.884% due 07/15/2050		24,900	21,932
2.328% due 07/15/2052		12,200	10,237
2.836% due 01/15/2050		3,987	3,760
Scentre Group Trust
3.500% due 02/12/2025		1,000	958
3.625% due 01/28/2026		7,100	6,686
4.375% due 05/28/2030		60,250	53,409
Simon Property Group LP 2.000% due 09/13/2024		5,000	4,752
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		1,300	1,287
Societe Generale SA
1.488% due 12/14/2026 •		26,600	23,147
1.792% due 06/09/2027 •		17,900	15,422
4.250% due 09/14/2023		57,450	56,960
7.375% due 10/04/2023 •(j)(k)		2,200	2,111
7.875% due 12/18/2023 •(j)(k)		5,050	5,011
Spirit Realty LP
2.100% due 03/15/2028		6,400	5,229
3.200% due 02/15/2031		5,800	4,644
3.400% due 01/15/2030		9,200	7,684
4.000% due 07/15/2029		2,590	2,254
Standard Chartered PLC
1.456% due 01/14/2027 •		12,900	11,201
1.822% due 11/23/2025 •		39,000	35,647
3.971% due 03/30/2026 •		24,500	23,422
5.123% (SOFRRATE + 0.930%) due 11/23/2025 ~		14,200	13,802
7.750% due 04/02/2023 •(j)		700	696
Starwood Property Trust, Inc. 4.375% due 01/15/2027		2,000	1,753
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	28,347

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

STORE Capital Corp.
2.700% due 12/01/2031		800	589
2.750% due 11/18/2030		4,860	3,742
4.625% due 03/15/2029		400	359
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		41,400	37,760
1.902% due 09/17/2028		11,800	9,745
2.448% due 09/27/2024		10,700	10,178
2.472% due 01/14/2029		18,800	15,870
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,089
2.700% due 07/15/2031		1,800	1,425
4.200% due 04/15/2032		6,300	5,566
SVB Financial Group 3.125% due 06/05/2030		8,700	7,221
Swedbank AB 3.356% due 04/04/2025		18,700	17,989
Synchrony Bank
5.400% due 08/22/2025		14,100	13,852
5.625% due 08/23/2027		12,500	12,201
Synchrony Financial 5.150% due 03/19/2029		5,450	5,168
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,134	8,873
5.661% due 10/13/2041		8,146	9,117
5.744% due 04/13/2040		6,124	6,933
5.801% due 10/13/2040		22,129	25,229
Toronto-Dominion Bank 2.800% due 03/10/2027		$6,900	6,338
Toyota Motor Credit Corp. 5.050% due 12/11/2023 •		47,100	47,178
Truist Financial Corp. 5.900% due 10/28/2026 •		5,800	5,936
U.S. Bancorp 1.450% due 05/12/2025		6,600	6,125
UBS AG 5.125% due 05/15/2024 (k)		1,700	1,682
UBS Group AG
4.125% due 04/15/2026		39,400	37,841
4.253% due 03/23/2028		6,200	5,799
4.375% due 02/10/2031 •(j)		2,000	1,525
4.751% due 05/12/2028 •		2,800	2,684
UDR, Inc.
3.100% due 11/01/2034		2,400	1,825
4.400% due 01/26/2029		5,000	4,685
UniCredit SpA
2.569% due 09/22/2026 •		15,300	13,563
7.830% due 12/04/2023		350,050	353,755
Ventas Realty LP
3.000% due 01/15/2030		33,600	28,260
4.125% due 01/15/2026		5,000	4,855
VICI Properties LP 4.750% due 02/15/2028		18,250	17,347
Virgin Money U.K. PLC 4.000% due 09/03/2027 •	GBP	2,300	2,515
Volkswagen Bank GmbH
1.875% due 01/31/2024	EUR	24,700	25,918
2.500% due 07/31/2026		12,500	12,503
Volkswagen Leasing GmbH 2.625% due 01/15/2024		6,700	7,133
WEA Finance LLC 3.750% due 09/17/2024		$12,300	11,633
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,271
2.393% due 06/02/2028 •		$18,600	16,444
3.000% due 02/19/2025		2,300	2,205
3.350% due 03/02/2033 •		7,680	6,490
3.526% due 03/24/2028 •		30,000	27,834
3.550% due 09/29/2025		6,600	6,354
3.750% due 01/24/2024		3,362	3,318
3.908% due 04/25/2026 •		9,500	9,242
4.808% due 07/25/2028 •		3,500	3,424
Welltower, Inc.
2.750% due 01/15/2031		21,050	16,889
3.100% due 01/15/2030		24,700	20,900
3.625% due 03/15/2024		9,950	9,742
3.850% due 06/15/2032		10,200	8,683
4.250% due 04/01/2026		800	775
Willis North America, Inc. 2.950% due 09/15/2029		2,200	1,854
WP Carey, Inc.
2.400% due 02/01/2031		5,000	3,996
2.450% due 02/01/2032		2,000	1,568
4.000% due 02/01/2025		5,450	5,315
4.250% due 10/01/2026		1,700	1,640

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.600% due 04/01/2024	7,500	7,432

		7,461,043

INDUSTRIALS 7.8%
7-Eleven, Inc.
0.625% due 02/10/2023	900	895
0.800% due 02/10/2024	1,446	1,377
1.300% due 02/10/2028	27,900	23,170
1.800% due 02/10/2031	13,400	10,265
AbbVie, Inc.
2.600% due 11/21/2024	19,300	18,477
2.850% due 05/14/2023	1,050	1,043
2.950% due 11/21/2026	10,900	10,152
3.600% due 05/14/2025	300	291
Activision Blizzard, Inc. 2.500% due 09/15/2050	4,700	2,907
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	12,328	11,007
Air Canada Pass-Through Trust
3.300% due 07/15/2031	930	797
3.600% due 09/15/2028	2,683	2,425
5.250% due 10/01/2030	3,968	3,754
Aker BP ASA 4.000% due 01/15/2031	1,100	967
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	15,361	14,647
Alcon Finance Corp. 2.600% due 05/27/2030	6,000	5,111
Amdocs Ltd. 2.538% due 06/15/2030	12,100	9,822
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,400	1,131
3.000% due 04/15/2030	15,093	13,111
3.150% due 08/15/2033	17,375	14,426
3.200% due 12/15/2029	10,465	9,099
3.250% due 04/15/2030	6,421	4,999
3.350% due 04/15/2031	11,463	9,924
3.375% due 11/01/2028	8,830	7,381
3.500% due 08/15/2033	4,538	3,452
3.575% due 07/15/2029	3,786	3,387
3.600% due 03/22/2029	6,229	5,599
3.650% due 12/15/2029	3,798	2,971
3.650% due 08/15/2030	4,384	3,911
3.700% due 04/01/2028	3,915	3,387
American Airlines, Inc. 5.750% due 04/20/2029	8,000	7,326
Amphenol Corp. 3.200% due 04/01/2024	1,900	1,859
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	48,500	44,269
4.350% due 06/01/2040	10,950	9,669
AP Moller - Maersk AS 4.500% due 06/20/2029	19,600	18,654
Arrow Electronics, Inc. 4.500% due 03/01/2023	3,000	2,994
AutoNation, Inc. 4.750% due 06/01/2030	6,715	6,006
Bacardi Ltd. 4.450% due 05/15/2025	18,200	17,676
BAE Systems PLC 3.000% due 09/15/2050	7,000	4,561
Banner Health 1.897% due 01/01/2031	1,900	1,505
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	7,700	5,563
BAT International Finance PLC 3.950% due 06/15/2025	1,600	1,538
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	2,158
Bayer U.S. Finance LLC
3.875% due 12/15/2023	8,400	8,282
4.250% due 12/15/2025	24,100	23,378
4.375% due 12/15/2028	30,400	28,598
5.779% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,575
Becton Dickinson & Co. 3.794% due 05/20/2050	5,500	4,248
Berry Global, Inc. 1.570% due 01/15/2026	4,900	4,370
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,464
3.080% due 07/01/2051	7,000	4,344
Black Knight InfoServ LLC 3.625% due 09/01/2028	4,400	3,828
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	4,194

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Boeing Co.
1.167% due 02/04/2023	6,700	6,675
1.433% due 02/04/2024	72,290	69,306
1.950% due 02/01/2024	95,900	92,426
2.196% due 02/04/2026	10,550	9,597
2.750% due 02/01/2026	63,290	58,723
Boston Scientific Corp. 2.650% due 06/01/2030	42,280	36,214
British Airways Pass-Through Trust
2.900% due 09/15/2036	787	643
3.300% due 06/15/2034	3,295	2,804
3.350% due 12/15/2030	5,713	4,943
3.800% due 03/20/2033	1,691	1,527
4.250% due 05/15/2034	2,149	1,928
Broadcom, Inc.
1.950% due 02/15/2028	700	592
2.450% due 02/15/2031	58,100	45,896
2.600% due 02/15/2033	31,200	23,502
3.137% due 11/15/2035	187,937	138,758
3.187% due 11/15/2036	36,482	26,319
3.419% due 04/15/2033	30,954	24,902
3.469% due 04/15/2034	22,660	18,144
3.500% due 02/15/2041	22,500	16,057
3.750% due 02/15/2051	15,700	10,907
4.150% due 11/15/2030	17,332	15,575
4.300% due 11/15/2032	59,580	52,681
4.926% due 05/15/2037	116,681	102,208
Campbell Soup Co. 4.150% due 03/15/2028	34,200	32,723
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	7,625
Centene Corp.
4.250% due 12/15/2027	6,700	6,298
4.625% due 12/15/2029	7,000	6,413
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023	13,400	13,304
1.750% due 10/01/2030	8,500	6,722
5.279% (US0003M + 0.500%) due 03/02/2023 ~	16,411	16,403
Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,008
3.500% due 06/01/2041	9,800	6,418
3.700% due 04/01/2051	2,200	1,346
3.850% due 04/01/2061	2,040	1,187
4.400% due 04/01/2033	25,550	21,935
4.908% due 07/23/2025	38,800	38,065
6.090% (US0003M + 1.650%) due 02/01/2024 ~	60,500	60,788
6.484% due 10/23/2045	1,500	1,359
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	4,444
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032	11,800	8,904
CommonSpirit Health 3.910% due 10/01/2050	24,400	18,171
Conagra Brands, Inc. 1.375% due 11/01/2027	13,890	11,593
Constellation Brands, Inc. 3.700% due 12/06/2026	2,800	2,667
Continental Resources, Inc. 4.375% due 01/15/2028	4,889	4,488
CoStar Group, Inc. 2.800% due 07/15/2030	10,600	8,681
Cox Communications, Inc. 2.950% due 10/01/2050	4,700	2,838
CRH America Finance, Inc.
3.400% due 05/09/2027	1,600	1,485
3.950% due 04/04/2028	18,900	17,736
4.500% due 04/04/2048	6,900	5,712
CVS Health Corp.
2.125% due 09/15/2031	8,500	6,761
3.250% due 08/15/2029	8,700	7,802
3.875% due 07/20/2025	2,770	2,706
4.300% due 03/25/2028	6,815	6,604
CVS Pass-Through Trust 8.353% due 07/10/2031	165	180
DAE Funding LLC 1.625% due 02/15/2024	19,300	18,330
Daimler Trucks Finance North America LLC
2.000% due 12/14/2026	1,300	1,147
4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,200	1,199
4.918% (SOFRRATE + 0.600%) due 12/14/2023 ~	12,700	12,626
Dell International LLC
4.900% due 10/01/2026	15,300	15,081
5.300% due 10/01/2029	5,300	5,196
5.450% due 06/15/2023	16,056	16,068
6.020% due 06/15/2026	19,800	20,223
6.200% due 07/15/2030	4,700	4,790

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,531	1,306
Discovery Communications LLC
3.625% due 05/15/2030		11,300	9,336
4.650% due 05/15/2050		39,300	27,173
Duke University 2.832% due 10/01/2055		31,400	21,339
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		8,400	8,007
eBay, Inc.
1.900% due 03/11/2025		7,000	6,557
2.700% due 03/11/2030		19,100	16,268
Electronic Arts, Inc. 1.850% due 02/15/2031		500	394
Elevance Health, Inc.
2.375% due 01/15/2025		2,000	1,900
2.550% due 03/15/2031		15,200	12,808
Emory University
1.566% due 09/01/2025		2,100	1,925
2.143% due 09/01/2030		12,300	10,207
2.969% due 09/01/2050		23,500	15,993
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/2050		15,100	12,683
Energy Transfer LP
2.900% due 05/15/2025		1,500	1,414
3.600% due 02/01/2023		2,300	2,296
4.250% due 03/15/2023		4,135	4,125
4.500% due 11/01/2023		14,709	14,606
4.950% due 05/15/2028		4,290	4,123
5.000% due 05/15/2050		200	161
Entergy Louisiana LLC
1.600% due 12/15/2030		4,100	3,161
5.400% due 11/01/2024		2,400	2,416
EQM Midstream Partners LP
6.000% due 07/01/2025		3,304	3,194
6.500% due 07/01/2027		5,000	4,788
Equifax, Inc. 3.100% due 05/15/2030		2,390	2,016
Essential Utilities, Inc.
2.400% due 05/01/2031		1,890	1,506
3.351% due 04/15/2050		1,800	1,237
Expedia Group, Inc.
2.950% due 03/15/2031		1,375	1,109
3.250% due 02/15/2030		11,430	9,721
4.625% due 08/01/2027		5,000	4,805
6.250% due 05/01/2025		18,044	18,212
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	3,741
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,512
Fiserv, Inc. 2.650% due 06/01/2030		49,580	41,793
Flex Ltd. 4.875% due 05/12/2030		32,500	30,605
Ford Foundation 2.415% due 06/01/2050		5,100	3,232
Ford Motor Co. 3.250% due 02/12/2032		11,800	8,870
Fortune Brands Innovations, Inc. 3.250% due 09/15/2029		19,112	16,582
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,200	2,034
GE Capital Funding LLC 4.550% due 05/15/2032		$41,255	39,283
GE Capital U.K. Funding Unlimited Co. 5.875% due 01/18/2033	GBP	300	369
General Electric Co.
4.912% (US0003M + 0.380%) due 05/05/2026 ~		$2,640	2,536
7.500% due 08/21/2035		2,100	2,373
Global Payments, Inc.
1.200% due 03/01/2026		9,000	7,855
2.650% due 02/15/2025		3,930	3,701
2.900% due 05/15/2030		19,892	16,343
3.200% due 08/15/2029		5,300	4,516
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	20,560
Hamilton College 4.750% due 07/01/2113		29,370	23,475
HCA, Inc.
5.375% due 09/01/2026		26,700	26,439
5.875% due 02/01/2029		1,700	1,698
Huntington Ingalls Industries, Inc.
0.670% due 08/16/2023		12,400	12,043
2.043% due 08/16/2028		10,000	8,260
4.200% due 05/01/2030		3,500	3,185

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Hyundai Capital America
0.800% due 04/03/2023		39,320	38,866
0.800% due 01/08/2024		21,900	20,842
1.000% due 09/17/2024		32,500	30,048
1.650% due 09/17/2026		75,100	66,101
2.100% due 09/15/2028		34,600	28,459
5.875% due 04/07/2025		11,992	12,049
Imperial Brands Finance PLC
3.125% due 07/26/2024		20,130	19,256
3.500% due 07/26/2026		34,025	31,248
3.875% due 07/26/2029		37,050	31,764
4.250% due 07/21/2025		16,305	15,587
Infor, Inc.
1.450% due 07/15/2023		5,600	5,470
1.750% due 07/15/2025		12,500	11,305
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,300	4,581
International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		8,700	7,693
3.200% due 05/01/2023		5,100	5,069
3.268% due 11/15/2040		7,100	5,091
JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,490	6,165
2.950% due 11/15/2029		520	432
4.000% due 05/15/2034		4,476	3,992
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		8,142	6,798
Kansas City Southern 2.875% due 11/15/2029		3,800	3,291
Kinder Morgan, Inc. 7.750% due 01/15/2032		5,100	5,750
Leidos, Inc.
2.300% due 02/15/2031		15,300	11,756
3.625% due 05/15/2025		1,800	1,730
4.375% due 05/15/2030		3,300	2,983
Level 3 Financing, Inc.
3.400% due 03/01/2027		16,100	13,632
3.875% due 11/15/2029		12,520	9,903
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		14,600	11,000
Marriott International, Inc.
3.500% due 10/15/2032		29,040	24,238
3.600% due 04/15/2024		11,400	11,177
4.150% due 12/01/2023		33,000	32,660
4.625% due 06/15/2030		1,600	1,497
Masco Corp. 1.500% due 02/15/2028		6,990	5,799
Mather Foundation 2.675% due 10/01/2031		1,050	862
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		18,000	16,561
Mercedes-Benz Finance North America LLC 3.700% due 05/04/2023		6,150	6,118
Micron Technology, Inc.
2.703% due 04/15/2032		1,400	1,050
4.975% due 02/06/2026		10,200	10,046
MidMichigan Health 3.409% due 06/01/2050		29,500	20,412
Mileage Plus Holdings LLC 6.500% due 06/20/2027		1,260	1,255
Mohawk Industries, Inc. 3.625% due 05/15/2030		3,100	2,677
Moody's Corp. 3.250% due 05/20/2050		1,200	835
Motorola Solutions, Inc. 2.300% due 11/15/2030		18,470	14,485
Motors Liquidation Co. 8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP 4.700% due 04/15/2048		$7,200	5,713
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,499
National Fuel Gas Co. 2.950% due 03/01/2031		10,900	8,567
NetApp, Inc.
1.875% due 06/22/2025		4,700	4,321
2.700% due 06/22/2030		40,900	33,616
Netflix, Inc. 4.625% due 05/15/2029	EUR	6,619	6,979
Newell Brands, Inc.
4.450% due 04/01/2026		$2,700	2,546
4.875% due 06/01/2025		2,600	2,533
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	1,200	1,194
3.043% due 09/15/2023		$44,300	43,416
3.201% due 09/17/2028	EUR	3,100	2,917

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.522% due 09/17/2025	$122,700	114,096
4.345% due 09/17/2027	132,900	120,715
4.810% due 09/17/2030	41,900	35,651
NVR, Inc. 3.000% due 05/15/2030	1,323	1,114
NXP BV
2.700% due 05/01/2025	4,788	4,511
3.150% due 05/01/2027	4,100	3,725
3.400% due 05/01/2030	1,700	1,473
3.875% due 06/18/2026	37,682	35,844
4.300% due 06/18/2029	2,100	1,962
5.000% due 01/15/2033	455	431
5.350% due 03/01/2026	13,800	13,738
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050	4,000	2,475
Occidental Petroleum Corp. 6.950% due 07/01/2024	519	530
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (h)(j)	38,250	94
ONEOK Partners LP 6.850% due 10/15/2037	2,200	2,226
Oracle Corp.
2.800% due 04/01/2027	300	273
2.950% due 04/01/2030	1,500	1,282
3.600% due 04/01/2050	12,600	8,536
3.850% due 04/01/2060	15,000	10,033
6.250% due 11/09/2032 (l)	50,000	52,489
Orlando Health Obligated Group 3.327% due 10/01/2050	1,100	766
PayPal Holdings, Inc.
2.850% due 10/01/2029	14,900	13,011
3.250% due 06/01/2050	12,000	8,209
PeaceHealth Obligated Group 3.218% due 11/15/2050	8,900	5,815
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023	2,700	2,694
Penske Truck Leasing Co. LP
3.450% due 07/01/2024	11,100	10,725
4.125% due 08/01/2023	2,400	2,387
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024	1,000	946
4.400% due 06/15/2030	11,400	9,729
President & Fellows of Harvard College 2.517% due 10/15/2050	550	360
Quanta Services, Inc.
0.950% due 10/01/2024	1,100	1,014
2.900% due 10/01/2030	4,000	3,298
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	8,190	6,344
2.800% due 09/15/2050	5,500	3,435
Renesas Electronics Corp.
1.543% due 11/26/2024	7,060	6,478
2.170% due 11/25/2026	3,801	3,263
Rolls-Royce PLC 5.750% due 10/15/2027	1,200	1,145
Royalty Pharma PLC 1.200% due 09/02/2025	11,900	10,661
Rumo Luxembourg SARL 5.250% due 01/10/2028	15,500	14,706
S&P Global, Inc.
2.700% due 03/01/2029	24,100	21,263
4.250% due 05/01/2029	5,600	5,357
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	1,400	1,319
4.500% due 05/15/2030	37,900	35,220
5.000% due 03/15/2027	4,375	4,297
Sands China Ltd.
4.300% due 01/08/2026	600	555
5.625% due 08/08/2025	300	287
Seagate HDD Cayman
4.091% due 06/01/2029	2,100	1,744
4.125% due 01/15/2031	2,490	1,947
4.875% due 06/01/2027	800	747
5.750% due 12/01/2034	750	637
9.625% due 12/01/2032	3,528	3,874
Siemens Financieringsmaatschappij NV
1.200% due 03/11/2026	16,300	14,543
2.000% due 09/15/2023	300	294
Skyworks Solutions, Inc.
0.900% due 06/01/2023	400	392
1.800% due 06/01/2026	380	334
Southern Co.
1.750% due 03/15/2028	7,190	6,066
3.700% due 04/30/2030	4,000	3,620
4.490% (SOFRINDX + 0.370%) due 05/10/2023 ~	4,750	4,737

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Spirit AeroSystems, Inc. 4.600% due 06/15/2028		6,800	5,501
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		3,853	3,437
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		11,250	11,123
5.152% due 09/20/2029		50,700	50,020
Starbucks Corp. 2.550% due 11/15/2030		107,150	90,350
Sutter Health 3.361% due 08/15/2050		26,400	18,009
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	2,892
Syngenta Finance NV
4.441% due 04/24/2023		13,350	13,292
4.892% due 04/24/2025		3,751	3,636
T-Mobile USA, Inc.
1.500% due 02/15/2026		23,400	20,979
2.050% due 02/15/2028		11,200	9,638
2.550% due 02/15/2031		31,900	26,137
2.700% due 03/15/2032		1,600	1,297
3.400% due 10/15/2052		17,300	11,702
3.500% due 04/15/2025		5,700	5,487
3.750% due 04/15/2027		22,270	21,010
3.875% due 04/15/2030		29,657	26,933
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030		26,000	21,281
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	8,092
7.000% due 10/15/2028		3,900	4,175
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	8,400
Textron, Inc. 2.450% due 03/15/2031		$7,300	5,861
Thermo Fisher Scientific, Inc. 1.750% due 10/15/2028		10,400	8,828
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		5,200	4,525
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		22,400	17,672
TripAdvisor, Inc. 7.000% due 07/15/2025		4,200	4,156
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		4,674	4,253
4.625% due 12/03/2026		1,202	1,097
7.125% due 04/22/2025		3,364	3,385
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,076	5,729
2.900% due 11/01/2029		1,494	1,202
3.100% due 01/07/2030		4,461	4,031
3.450% due 06/01/2029		4,264	3,800
3.450% due 01/07/2030		1,830	1,544
3.500% due 09/01/2031		3,896	3,373
3.750% due 03/03/2028		1,216	1,121
4.000% due 10/11/2027		2,296	2,136
4.150% due 10/11/2025		2,130	2,064
4.150% due 02/25/2033		10,902	9,674
4.300% due 02/15/2027		905	843
5.875% due 04/15/2029		46,972	46,377
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,764
United Group BV 4.875% due 07/01/2024	EUR	5,700	5,702
Utah Acquisition Sub, Inc. 3.950% due 06/15/2026		$8,800	8,238
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	7,500
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	10,473
5.250% due 05/15/2029		10,000	10,414
VMware, Inc.
1.800% due 08/15/2028		$3,000	2,455
4.500% due 05/15/2025		11,358	11,148
4.650% due 05/15/2027		18,560	17,994
4.700% due 05/15/2030		19,100	17,812
Volkswagen Group of America Finance LLC
2.850% due 09/26/2024		17,200	16,473
3.125% due 05/12/2023		12,100	12,005
3.200% due 09/26/2026		3,700	3,435
3.350% due 05/13/2025		28,545	27,286
3.750% due 05/13/2030		6,400	5,639
4.750% due 11/13/2028		43,500	42,249
Volkswagen International Finance NV 3.341% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	10,400	11,293
Walt Disney Co.
2.200% due 01/13/2028		$9,300	8,291

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.600% due 01/13/2051		27,100	20,772
3.800% due 05/13/2060		4,800	3,683
Warnermedia Holdings, Inc.
3.428% due 03/15/2024		19,500	18,939
3.528% due 03/15/2024		10,250	9,938
3.755% due 03/15/2027		4,800	4,329
Weir Group PLC 2.200% due 05/13/2026		20,100	17,849
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,277
4.950% due 09/15/2028		6,100	5,868
Whirlpool Corp. 4.600% due 05/15/2050		2,900	2,319
Wipro IT Services LLC 1.500% due 06/23/2026		14,300	12,547
Woodside Finance Ltd. 3.650% due 03/05/2025		100	96
WPP Finance 3.750% due 09/19/2024		300	291
Wynn Las Vegas LLC 5.500% due 03/01/2025		30,700	29,208
Xylem, Inc.
1.950% due 01/30/2028		2,200	1,896
2.250% due 01/30/2031		6,400	5,207
3.250% due 11/01/2026		2,400	2,243
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	2,700	2,518
Zoetis, Inc. 2.000% due 05/15/2030		$32,800	26,692

			4,297,244

UTILITIES 3.2%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		7,411	5,610
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	7,329
AES Corp.
2.450% due 01/15/2031		11,800	9,415
3.300% due 07/15/2025		21,950	20,734
3.950% due 07/15/2030		23,167	20,540
Alabama Power Co. 1.450% due 09/15/2030		5,480	4,280
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	7,302
Ameren Corp. 2.500% due 09/15/2024		200	191
Ameren Illinois Co. 1.550% due 11/15/2030		4,300	3,402
American Transmission Systems, Inc. 5.000% due 09/01/2044		700	639
American Water Capital Corp. 3.450% due 06/01/2029		9,800	8,969
Appalachian Power Co. 2.700% due 04/01/2031		23,700	19,554
Arizona Public Service Co.
2.200% due 12/15/2031		12,700	9,722
2.600% due 08/15/2029		6,400	5,350
3.350% due 05/15/2050		14,000	9,251
AT&T, Inc.
2.250% due 02/01/2032		18,090	14,226
2.750% due 06/01/2031		42,350	35,203
3.850% due 06/01/2060		1,140	796
4.350% due 03/01/2029		4,100	3,908
Atmos Energy Corp. 1.500% due 01/15/2031		19,500	15,235
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		2,500	2,284
Black Hills Corp. 2.500% due 06/15/2030		6,600	5,314
Boston Gas Co.
3.150% due 08/01/2027		2,900	2,611
3.757% due 03/16/2032		9,800	8,559
Clearway Energy Operating LLC 3.750% due 02/15/2031		10,700	8,897
Constellation Energy Generation LLC 3.250% due 06/01/2025		11,000	10,534
Dominion Energy, Inc. 2.250% due 08/15/2031		9,550	7,623
DTE Electric Co. 1.900% due 04/01/2028		5,690	4,955
Duke Energy Carolinas LLC
2.550% due 04/15/2031		6,500	5,442
2.850% due 03/15/2032		1,500	1,273
Duke Energy Corp.
2.450% due 06/01/2030		8,600	7,091

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

2.650% due 09/01/2026	600	555
Duke Energy Florida LLC 2.400% due 12/15/2031	2,580	2,114
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	5,200	4,826
Duke Energy Progress LLC
2.000% due 08/15/2031	26,100	20,690
3.375% due 09/01/2023	1,900	1,880
3.400% due 04/01/2032	2,100	1,862
Edison International
2.950% due 03/15/2023	600	598
5.750% due 06/15/2027	4,700	4,722
EDP Finance BV 1.710% due 01/24/2028	40,000	33,078
Enel Finance America LLC
2.875% due 07/12/2041	2,800	1,690
7.100% due 10/14/2027	15,000	15,537
Enel Finance International NV
1.375% due 07/12/2026	18,800	16,224
1.875% due 07/12/2028	13,000	10,348
2.250% due 07/12/2031	800	584
2.650% due 09/10/2024	178,101	170,521
4.625% due 06/15/2027	35,600	33,734
5.000% due 06/15/2032	14,100	12,738
Entergy Arkansas LLC 3.050% due 06/01/2023	1,600	1,588
Entergy Corp.
1.900% due 06/15/2028	2,100	1,779
2.800% due 06/15/2030	6,100	5,166
3.750% due 06/15/2050	7,700	5,705
Evergy Metro, Inc.
2.250% due 06/01/2030	12,600	10,398
3.150% due 03/15/2023	425	424
Exelon Corp.
2.750% due 03/15/2027 (c)	770	707
3.950% due 06/15/2025	933	912
Fells Point Funding Trust 3.046% due 01/31/2027	10,000	9,115
FirstEnergy Corp.
1.600% due 01/15/2026	5,500	4,872
2.250% due 09/01/2030	12,000	9,546
4.400% due 07/15/2027	2,000	1,865
Florida Power & Light Co. 3.700% due 12/01/2047	2,600	2,098
Georgia Power Co. 3.250% due 03/15/2051	9,900	6,859
Greenko Dutch BV 3.850% due 03/29/2026	6,399	5,566
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	24,000	22,650
5.950% due 07/29/2026	12,200	11,178
India Green Power Holdings 4.000% due 02/22/2027	5,500	4,712
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	11,370	10,128
ITC Holdings Corp. 2.950% due 05/14/2030	27,900	23,598
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	3,678
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	2,569
Metropolitan Edison Co.
3.500% due 03/15/2023	2,355	2,348
4.300% due 01/15/2029	1,760	1,656
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	9,400	9,106
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,142
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	7,628
2.950% due 02/07/2024	3,250	3,177
8.000% due 03/01/2032	165	195
New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	14,221
2.150% due 10/01/2031	3,410	2,666
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	12,700	10,866
2.250% due 06/01/2030	73,790	60,849
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	961
4.278% due 12/15/2028	17,600	16,258
Northern States Power Co. 2.250% due 04/01/2031	8,300	6,913
NRG Energy, Inc. 3.875% due 02/15/2032	2,500	1,882

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)	76,753	42,406
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)	25,255	6,756
ONEOK, Inc.
5.850% due 01/15/2026	7,700	7,801
6.350% due 01/15/2031	11,100	11,307
Pacific Gas & Electric Co.
1.700% due 11/15/2023	25,060	24,262
2.100% due 08/01/2027	28,879	24,707
2.500% due 02/01/2031	39,700	30,893
2.950% due 03/01/2026	4,050	3,716
3.150% due 01/01/2026	32,240	29,993
3.250% due 02/16/2024	18,900	18,456
3.250% due 06/01/2031	18,660	15,213
3.300% due 03/15/2027	9,400	8,375
3.300% due 12/01/2027	10,000	8,842
3.300% due 08/01/2040	20,719	14,099
3.400% due 08/15/2024	2,230	2,141
3.450% due 07/01/2025	13,300	12,603
3.500% due 06/15/2025	16,990	16,045
3.500% due 08/01/2050	51,900	32,433
3.750% due 02/15/2024	15,685	15,368
3.750% due 07/01/2028	12,700	11,288
3.750% due 08/15/2042	2,000	1,349
3.850% due 11/15/2023	4,691	4,626
3.950% due 12/01/2047	24,400	16,637
4.000% due 12/01/2046	6,800	4,578
4.200% due 03/01/2029	31,800	28,460
4.250% due 08/01/2023	6,626	6,593
4.250% due 03/15/2046	9,600	6,714
4.300% due 03/15/2045	8,500	6,058
4.400% due 03/01/2032	26,200	22,937
4.450% due 04/15/2042	9,200	6,881
4.500% due 07/01/2040	23,100	18,138
4.500% due 12/15/2041	10,400	7,379
4.550% due 07/01/2030	49,903	45,349
4.600% due 06/15/2043	3,300	2,505
4.650% due 08/01/2028	6,100	5,620
4.750% due 02/15/2044	4,100	3,153
4.950% due 07/01/2050	7,800	6,077
PacifiCorp
2.700% due 09/15/2030	100	86
3.300% due 03/15/2051	100	72
Pennsylvania Electric Co. 3.250% due 03/15/2028	600	540
Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	5,553
2.700% due 01/15/2051	18,600	12,069
ReNew Wind Energy AP2 4.500% due 07/14/2028	11,600	9,748
Rio Oil Finance Trust
8.200% due 04/06/2028	1,873	1,900
9.250% due 07/06/2024	5,071	5,147
9.750% due 01/06/2027	20,511	21,338
Rochester Gas & Electric Corp. 1.850% due 12/01/2030	600	459
San Diego Gas & Electric Co.
1.700% due 10/01/2030	14,400	11,420
3.320% due 04/15/2050	1,300	935
Shell International Finance BV 2.750% due 04/06/2030	13,200	11,613
Southern California Edison Co.
2.500% due 06/01/2031	12,760	10,547
2.750% due 02/01/2032	23,550	19,786
3.650% due 06/01/2051	15,000	10,979
4.700% due 06/01/2027	5,700	5,591
Southern California Gas Co.
2.950% due 04/15/2027	6,830	6,309
3.150% due 09/15/2024	10,300	10,027
3.200% due 06/15/2025	2,500	2,414
Southwest Gas Corp. 4.050% due 03/15/2032	1,270	1,119
Southwestern Electric Power Co. 4.100% due 09/15/2028	2,257	2,144
Southwestern Public Service Co. 3.150% due 05/01/2050	7,900	5,489
Sprint LLC
7.125% due 06/15/2024	200	204
7.875% due 09/15/2023	2,500	2,540
System Energy Resources, Inc. 2.140% due 12/09/2025	18,500	16,939
TELUS Corp. 3.400% due 05/13/2032	36,000	30,837
Toledo Edison Co. 2.650% due 05/01/2028	18,667	16,343

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	500	483
Union Electric Co. 2.625% due 03/15/2051	16,500	10,472
Verizon Communications, Inc.
2.355% due 03/15/2032	92,278	73,393
2.550% due 03/21/2031	2,900	2,392
5.113% (SOFRRATE + 0.790%) due 03/20/2026 ~	1,000	975
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	9
VTR Comunicaciones SpA 5.125% due 01/15/2028	12,294	7,655
WEC Energy Group, Inc.
1.375% due 10/15/2027	6,100	5,184
1.800% due 10/15/2030	16,190	12,665

		1,751,055

Total Corporate Bonds & Notes (Cost $15,115,509)		13,509,342

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	4,363
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,244
2.534% due 06/01/2028	5,100	4,520
2.584% due 06/01/2029	3,600	3,125
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	2
7.550% due 04/01/2039	2	2
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	222
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	5,727
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	5,700	4,920

		27,125

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	176

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	9,700	8,453

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	50,109	54,226

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,423	1,447

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	18,225
2.127% due 03/15/2032	23,000	17,905
2.227% due 03/15/2033	23,000	17,645
2.277% due 03/15/2034	19,000	14,168
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,082

		69,025

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	3,214

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 5.501% due 06/15/2023	3,500	3,505

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	174

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051	8,385	7,559
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	904
1.946% due 11/01/2028	2,435	2,057
2.046% due 11/01/2029	1,400	1,157
2.096% due 11/01/2030	1,750	1,412

		13,089

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,321
3.401% due 06/01/2034	10,930	8,477
3.501% due 06/01/2035	9,935	7,601

		17,399

Total Municipal Bonds & Notes (Cost $235,629)		197,833

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(h)	830	727
0.054% due 12/25/2038 ~(a)	6,532	229
0.080% due 05/25/2044 ~(a)	6,323	332
0.094% due 06/25/2055 ~(a)	6,381	230
0.134% due 02/25/2033 ~	354	291
0.439% due 03/25/2036 ~(a)	7,044	379
0.592% due 11/25/2040 •	2	1
1.624% due 01/01/2035 •	1,301	1,300
1.681% due 02/25/2037 •(a)	9	1
1.691% due 02/01/2035 •	16	15
1.707% due 01/01/2035 •	16	16
1.711% due 06/25/2037 •(a)	62	4
1.715% due 01/01/2036 •	1	1
1.761% due 12/25/2042 ~(a)	1,017	149
1.789% due 02/01/2035 •	392	382
1.795% due 12/01/2034 - 03/01/2036 •	58	57
1.841% due 01/01/2035 •	807	800
1.861% due 05/25/2037 - 01/25/2040 •(a)	531	26
1.911% due 08/25/2042 ~(a)	6,701	785
1.942% due 12/01/2033 •	90	88
1.976% due 01/01/2035 •	612	606
1.978% due 12/01/2035 •	68	67
1.990% due 12/01/2036 •	2	2
1.991% due 03/25/2037 ~(a)	29	2
2.006% due 02/01/2035 •	67	65
2.045% due 01/01/2037 •	5	5
2.066% due 02/01/2035 •	466	455
2.070% due 12/01/2033 •	101	99
2.125% due 09/01/2024 •	1	1
2.139% due 03/01/2033 •	10	10
2.161% due 07/25/2036 •(a)	312	23
2.175% due 02/01/2035 •	4	4
2.180% due 03/01/2035 •	8	8
2.190% due 12/01/2023 •	6	6
2.202% due 02/01/2027 •	11	11
2.211% due 12/25/2036 - 06/25/2037 ~(a)	175	6
2.213% due 03/01/2036 •	89	87
2.241% due 01/25/2031 ~(a)	194,709	18,645
2.250% due 08/01/2024 •	4	4
2.251% due 12/25/2036 •(a)	116	10
2.261% due 07/25/2037 •(a)	77	7
2.287% due 04/01/2033 - 02/01/2036 •	94	92
2.318% due 04/01/2035 •	7	7
2.323% due 03/01/2036 •	72	70
2.325% due 12/01/2023 •	4	4
2.371% due 05/25/2037 •(a)	27	2
2.438% due 01/01/2035 •	168	164
2.462% due 02/01/2035 •	155	154
2.478% due 10/01/2027 •	3	3
2.498% due 10/25/2043 •	17,516	16,128
2.500% due 02/01/2024 •	2	2
2.545% due 06/01/2023 •	3	3
2.547% due 05/01/2035 •	22	22
2.550% due 03/01/2035 •	2	2
2.556% due 03/01/2033 •	19	19
2.601% due 12/01/2034 •	156	153
2.652% due 12/01/2034 •	3	3
2.690% due 11/01/2025 •	11	11
2.700% due 02/01/2023 •	1	1
2.709% due 03/01/2035 •	5	5
2.716% due 05/01/2030 •	2	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

2.722% due 04/01/2038 •	1	1
2.725% due 12/01/2026 •	4	4
2.750% due 08/01/2025 •	16	16
2.788% due 08/01/2035 •	28	27
2.799% due 09/01/2035 •	13	12
2.836% due 01/01/2036 •	81	81
2.852% due 04/01/2034 •	19	20
2.888% due 06/01/2043 •	1,253	1,195
2.889% due 07/01/2042 - 12/01/2044 •	4,845	4,615
2.907% due 07/01/2033 •	1	1
2.909% due 05/01/2035 •	651	650
2.913% due 09/01/2035 •	332	327
2.939% due 09/01/2041 •	2,139	2,059
2.953% due 04/01/2027 •	6	6
2.960% due 10/01/2034 •	151	149
2.978% due 06/01/2035 •	36	35
3.000% due 08/25/2040 - 09/01/2057	67,463	61,416
3.031% due 12/01/2027 •	55	54
3.038% due 10/01/2035 •	36	35
3.078% due 05/01/2033 •	8	8
3.089% due 10/01/2030 - 10/01/2040 •	828	807
3.132% due 01/01/2036 •	36	35
3.138% due 05/01/2036 •	72	73
3.152% due 11/01/2037 •	6	6
3.153% due 12/01/2034 •	7	7
3.159% due 03/01/2034 •	446	440
3.215% due 01/01/2026 •	4	4
3.250% due 08/01/2027 •	6	6
3.257% due 05/25/2035 ~	1,518	1,508
3.257% due 01/01/2036 •	15	16
3.263% due 11/01/2025 •	8	8
3.279% due 05/01/2035 •	455	453
3.284% due 05/01/2037 •	2	2
3.296% due 07/01/2024 •	4	4
3.312% due 06/01/2035 •	129	126
3.315% due 05/01/2035 •	4	4
3.339% due 04/01/2035 •	306	300
3.345% due 06/01/2035 •	62	62
3.384% due 12/01/2033 •	144	141
3.435% due 06/01/2034 •	1	1
3.462% due 05/01/2038 •	3,552	3,608
3.465% due 10/01/2034 •	4	4
3.481% due 11/01/2035 •	354	346
3.500% due 08/25/2042	17,081	15,992
3.522% due 11/01/2035 •	34	33
3.546% due 09/01/2035 •	358	354
3.568% due 11/01/2034 •	99	98
3.572% due 10/01/2034 •	90	89
3.575% due 08/01/2035 •	79	77
3.578% due 08/01/2027 •	54	53
3.585% due 12/01/2034 •	13	12
3.632% due 12/01/2034 •	14	14
3.645% due 08/01/2027 •	6	5
3.665% due 11/01/2034 •	73	71
3.675% due 09/01/2034 •	35	34
3.718% due 05/01/2034 •	34	34
3.720% due 10/01/2035 •	137	136
3.742% due 11/01/2032 •	3	3
3.750% due 07/01/2024 •	3	3
3.757% due 05/01/2035 •	6	6
3.764% due 06/01/2035 •	6	6
3.767% due 07/01/2035 •	156	154
3.768% due 09/01/2035 •	1	1
3.775% due 09/01/2035 •	3	3
3.785% due 09/01/2034 - 10/01/2034 •	1,153	1,164
3.789% due 08/01/2035 •	86	86
3.791% due 02/01/2036 •	30	30
3.794% due 02/01/2035 •	88	90
3.805% due 07/01/2035 •	2	2
3.810% due 12/01/2035 •	8	8
3.819% due 11/01/2025 •	29	29
3.820% due 05/01/2035 •	7	7
3.821% due 07/25/2037 •	51	50
3.829% due 08/01/2026 •	7	7
3.845% due 07/01/2026 - 09/01/2035 •	381	378
3.855% due 06/01/2033 •	9	9
3.868% due 12/01/2035 •	61	59
3.875% due 03/01/2023 - 09/01/2036 •	40	39
3.876% due 06/01/2035 •	783	796
3.881% due 08/01/2035 •	360	355
3.887% due 03/25/2036 ~	293	291
3.892% due 07/01/2035 •	165	163
3.895% due 11/01/2031 •	35	34
3.898% due 08/01/2035 •	147	144
3.906% due 03/01/2034 •	366	372
3.910% due 06/01/2035 •	64	63

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.922% due 11/01/2035 •	263	260
3.929% due 07/01/2034 •	3	3
3.943% due 09/01/2037 •	8	8
3.950% due 11/01/2034 •	3	3
3.955% due 09/01/2024 •	11	11
3.970% due 07/01/2026 •	1	1
3.971% due 08/01/2035 •	55	56
3.975% due 12/01/2036 •	20	20
3.987% due 03/01/2034 - 09/01/2035 •	28	28
3.995% due 11/01/2034 •	108	107
3.996% due 07/01/2035 •	55	54
4.000% due 07/25/2040 - 01/01/2059	20,828	19,937
4.010% due 09/01/2035 •	104	102
4.015% due 09/01/2035 •	130	128
4.020% due 10/01/2035 •	114	113
4.027% due 07/01/2034 - 11/01/2034 •	429	433
4.030% due 11/01/2035 •	50	49
4.032% due 11/01/2035 •	171	169
4.047% due 07/01/2035 - 03/01/2036 •	165	163
4.059% due 06/01/2025 •	11	11
4.085% due 10/01/2035 •	37	37
4.094% due 09/01/2037 •	1	1
4.135% due 08/01/2033 - 07/01/2035 •	16	15
4.140% due 09/01/2029 •	2	2
4.152% due 09/01/2033 •	3	3
4.162% due 07/01/2035 - 11/01/2035 •	137	134
4.185% due 08/01/2032 - 11/01/2035 •	1,018	1,037
4.192% due 09/01/2035 •	1	1
4.196% due 03/01/2025 •	1	1
4.204% due 11/01/2025 •	1	1
4.224% due 09/01/2033 •	14	14
4.230% due 09/01/2023 •	8	8
4.238% due 04/01/2036 •	24	25
4.250% due 12/01/2025 •	17	16
4.258% due 08/01/2035 •	2	2
4.300% due 11/01/2035 •	196	193
4.313% due 04/01/2024 •	7	6
4.325% due 11/01/2023 - 10/01/2027 •	18	18
4.340% due 02/01/2028 •	3	3
4.350% due 05/01/2026 •	1	1
4.374% due 05/01/2025 •	5	5
4.383% due 09/01/2035 •	46	45
4.395% due 12/01/2025 •	13	13
4.500% due 06/25/2024 - 09/25/2041	85,179	83,219
4.509% due 03/25/2034 ~	8	8
4.514% due 02/01/2028 •	1	1
4.539% due 08/25/2034 •	10	10
4.589% due 05/25/2035 •	1	1
4.625% due 10/01/2023 - 10/01/2026 •	3	3
4.629% due 06/25/2032 ~	2	2
4.633% due 12/01/2030 •	2	2
4.639% (US0001M + 0.250%) due 04/25/2036 ~	292	289
4.639% due 05/25/2037 •	8	8
4.689% due 03/25/2037 ~	313	304
4.689% (US0001M + 0.300%) due 05/25/2048 ~	16,504	15,859
4.709% due 11/25/2036 - 06/25/2037 •	179	176
4.739% due 04/18/2028 - 03/25/2044 ~	735	723
4.739% due 12/25/2042 •	123	119
4.749% due 03/25/2037 •	4	4
4.759% due 01/25/2037 •	238	231
4.769% due 07/25/2037 ~	198	194
4.789% due 06/25/2029 - 05/25/2047 •	15,885	15,440
4.789% due 10/18/2030 - 11/25/2036 ~	196	193
4.789% (US0001M + 0.400%) due 04/25/2042 - 06/25/2047 ~	8,072	7,813
4.799% due 09/25/2035 ~	17	17
4.819% (US0001M + 0.430%) due 11/25/2040 ~	2,192	2,157
4.838% due 09/01/2034 •	14	14
4.839% due 10/25/2030 - 04/25/2047 •	4,663	4,524
4.839% due 02/25/2032 - 03/25/2035 ~	648	640
4.839% (US0001M + 0.450%) due 03/25/2047 ~	26,014	25,218
4.847% due 12/25/2042 ~	4,770	4,569
4.861% due 04/01/2027 •	2	2
4.889% due 08/25/2030 - 12/25/2049 •	27,223	26,481
4.889% due 12/18/2031 ~	16	15
4.889% (US0001M + 0.500%) due 02/25/2042 ~	6,043	5,874
4.909% due 10/25/2040 ~	18	18
4.939% (LIBOR01M + 0.550%) due 09/25/2041 ~	415	409
4.969% due 08/25/2037 •	2,257	2,229
4.989% (US0001M + 0.600%) due 07/25/2034 ~	400	398
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	1	1
5.000% due 09/18/2027 - 04/25/2035	401	398
5.000% (US0001M + 1.000%) due 04/25/2043 ~	749	679
5.039% due 10/25/2023 - 03/25/2024 •	22	21
5.039% (US0001M + 0.650%) due 03/25/2040 ~	388	379
5.059% due 03/25/2038 •	31	31
5.109% due 06/25/2037 •	77	77

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.139% due 03/25/2038 ~	5	5
5.139% due 11/25/2039 •	98	98
5.198% due 10/25/2042 ~	3,736	3,761
5.289% due 04/25/2032 •	2	2
5.500% due 02/25/2024 - 08/25/2035	32	32
5.750% due 12/20/2027 - 08/25/2034	436	437
6.000% due 05/17/2027 - 10/25/2044	4,656	4,767
6.250% due 02/25/2029	107	108
6.300% due 10/17/2038	148	137
6.500% due 10/25/2023 - 06/25/2044	5,503	5,658
6.726% due 08/25/2037 ~	18	19
6.750% due 10/25/2023	1	1
7.000% due 06/25/2023 - 01/25/2048	778	798
7.500% due 08/20/2027 - 07/25/2041	127	131
7.500% due 06/19/2041 ~	7	7
8.000% due 07/18/2027 - 03/01/2030	2	2
8.500% due 02/17/2027	24	25
9.000% due 11/01/2025	15	15
13.219% due 03/25/2039 ~	1	1
Federal Housing Administration 7.430% due 10/01/2023 - 02/01/2024 «	10	10
Freddie Mac
0.029% due 10/15/2041 ~(a)	1,732	69
0.038% due 11/15/2038 ~(a)	10,141	454
0.246% due 02/15/2041 •	9	6
0.281% due 06/15/2039 ~(a)	3,573	122
0.502% due 05/15/2038 ~(a)	631	21
1.541% due 10/25/2023 ~	3	3
1.682% due 06/15/2042 •(a)	5,834	679
1.682% due 08/15/2042 ~(a)	11,533	837
1.756% due 12/01/2026 •	5	5
1.932% due 02/15/2038 ~(a)	167	10
1.960% due 10/25/2023 •	14	14
1.966% due 04/01/2036 •	97	97
1.982% due 05/15/2039 ~(a)	168	13
2.000% due 03/01/2035 •	1	1
2.097% due 03/01/2035 •	145	142
2.132% due 03/15/2037 ~(a)	127	10
2.182% due 08/15/2036 •(a)	77	7
2.192% due 12/15/2041 ~(a)	6,436	749
2.202% due 05/01/2035 •	980	969
2.262% due 09/15/2036 •(a)	102	9
2.332% due 11/15/2036 •(a)	3,872	355
2.388% due 03/01/2035 •	4	4
2.515% due 04/01/2029 •	1	1
2.611% due 09/15/2043 - 12/15/2043 •	8,546	8,155
2.700% due 08/01/2023	97,119	95,401
2.790% due 01/01/2037 •	12	12
2.815% due 03/01/2036 •	5	5
2.820% due 02/01/2037 •	1	1
2.862% due 11/01/2028 •	63	62
2.875% due 04/25/2026	13,600	12,889
2.889% due 02/25/2045 •	5,017	5,041
2.895% due 11/15/2033 ~	38	38
2.939% due 04/25/2029	2,600	2,377
2.948% due 10/01/2023 - 06/01/2033 •	34	34
3.000% due 03/01/2027	4	4
3.000% due 08/15/2027 (a)	2,394	115
3.106% due 08/15/2040 ~	11,381	11,064
3.115% due 04/01/2036 •	4	4
3.118% due 05/01/2037 •	7	7
3.141% due 08/01/2035 •	3	3
3.216% due 11/15/2042 ~	5,086	5,065
3.245% due 05/01/2036 •	20	20
3.258% due 10/15/2040 ~	9,310	9,066
3.355% due 09/01/2023 •	1	1
3.443% due 02/01/2036 •	26	26
3.448% due 07/25/2044 •	785	787
3.485% due 10/01/2024 •	1	1
3.487% due 06/01/2037 •	1	1
3.491% due 07/01/2035 •	273	269
3.495% due 03/01/2036 •	5	4
3.500% due 07/01/2029 - 10/01/2047	47,201	43,576
3.500% due 08/01/2035 •	4	4
3.508% due 06/01/2035 •	2,493	2,527
3.586% due 09/01/2035 •	8	8
3.625% due 05/01/2023 •	1	1
3.683% due 08/01/2023 •	4	4
3.700% due 09/01/2037 •	1	1
3.716% due 09/01/2035 •	3	3
3.734% due 07/01/2035 •	491	497
3.735% due 09/01/2023 •	4	4
3.749% due 04/01/2024 •	3	3
3.760% due 07/01/2023 •	1	1
3.797% due 10/01/2026 •	10	10
3.842% due 02/01/2037 •	2	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.845% due 08/01/2035 •	43	42
3.848% due 01/01/2034 •	275	277
3.875% due 10/01/2035 •	36	36
3.876% due 07/01/2030 •	86	85
3.879% due 02/01/2026 •	52	51
3.897% due 05/01/2037 •	42	43
3.909% due 05/01/2037 •	2	2
3.926% due 07/01/2027 •	1	1
3.928% due 01/25/2036 ~	1,498	1,477
3.936% due 08/15/2032 ~	65	63
3.975% due 08/01/2023 - 10/01/2035 •	2,011	2,020
3.981% due 08/01/2035 •	1	1
3.985% due 09/01/2035 •	482	481
3.995% due 10/01/2035 •	909	920
4.000% due 06/01/2024 •	7	7
4.000% due 10/01/2033 - 05/01/2048	42,528	40,603
4.011% due 11/01/2034 •	31	31
4.021% due 09/01/2035 •	15	15
4.059% due 01/01/2028 •	3	3
4.060% due 11/01/2035 •	47	46
4.107% due 08/01/2035 •	1,429	1,460
4.120% due 10/01/2035 - 11/01/2035 •	1,170	1,172
4.126% due 12/01/2035 •	52	51
4.143% due 07/01/2032 •	2	2
4.244% due 07/01/2025 •	1	1
4.250% due 08/01/2023 •	2	2
4.337% due 06/01/2024 •	1	1
4.357% due 11/01/2035 •	492	496
4.365% due 10/01/2023 •	4	4
4.376% due 10/01/2023 •	4	4
4.377% due 04/01/2029 •	2	2
4.379% due 08/01/2023 •	1	1
4.484% due 05/15/2033 ~	85	79
4.500% due 05/01/2023 - 02/01/2046	4,699	4,623
4.500% due 12/01/2023 •	1	1
4.508% (US0001M + 0.190%) due 10/15/2043 ~	30,054	29,037
4.568% due 07/15/2034 ~	21	21
4.618% due 08/15/2035 - 02/15/2037 •	109	107
4.628% due 10/01/2023 •	2	2
4.638% due 07/15/2034 •	104	102
4.649% due 08/25/2031 ~	93	93
4.658% due 02/15/2037 ~	7	7
4.668% due 12/15/2029 ~	12	12
4.668% due 11/15/2043 •	2,210	2,169
4.670% due 06/01/2030 •	88	86
4.718% due 06/15/2031 - 05/15/2041 •	54	52
4.718% due 05/15/2037 ~	844	826
4.768% due 11/15/2030 - 12/15/2031 •	1	1
4.818% due 06/15/2030 - 12/15/2032 •	33	33
4.838% due 01/15/2041 •	602	589
4.868% due 01/15/2042 ~	49	48
4.898% due 05/15/2032 - 07/15/2037 •	1,430	1,418
4.918% due 10/15/2033 ~	133	132
4.988% due 08/15/2037 •	1,681	1,666
5.000% due 02/15/2024 - 07/01/2040	2,507	2,503
5.000% due 03/15/2043 •	298	264
5.028% due 10/15/2037 •	667	662
5.038% due 05/15/2037 •	501	498
5.048% due 05/15/2040 •	9	9
5.068% due 08/15/2036 ~	11	11
5.168% due 11/15/2039 ~	9	9
5.389% due 05/25/2043 ~	2,888	2,833
5.500% due 05/15/2033 - 03/01/2038	1,615	1,637
5.950% due 06/15/2028	3,328	3,353
6.000% due 03/01/2023 - 10/15/2036	6,955	7,143
6.250% due 12/15/2028	57	57
6.500% due 01/15/2024 - 10/25/2043	17,721	18,088
7.000% due 05/15/2023 - 10/25/2043	5,291	5,438
7.500% due 01/15/2023 - 10/01/2036	894	933
7.645% due 05/01/2025	1,815	1,833
8.000% due 04/25/2024 - 06/01/2025	52	52
8.500% due 08/01/2024 - 06/01/2030	9	9
12.733% due 08/15/2037 ~	293	337
Ginnie Mae
0.184% due 11/16/2043 ~(a)	915	0
1.750% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2026 ~	443	432
1.750% due 11/20/2024 - 10/20/2038 •	844	817
1.968% due 04/20/2067 ~	6,914	6,841
2.000% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2025 ~	149	146
2.000% due 10/20/2026 - 11/20/2029 •	154	150
2.469% due 05/20/2047 ~	689	640
2.500% (H15T1Y + 1.500%) due 10/20/2025 ~	3	3
2.500% due 03/15/2043 - 04/20/2052	64,987	56,371
2.625% (H15T1Y + 1.500%) due 01/20/2023 - 09/20/2026 ~	978	960
2.625% due 08/20/2024 - 07/20/2034 •	2,185	2,135
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	405	399

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

2.875% due 05/20/2024 - 04/20/2041 •	1,644	1,626
2.991% due 03/20/2066 •	26,960	26,597
3.000% (H15T1Y + 1.500%) due 05/20/2023 - 07/20/2026 ~	187	187
3.000% due 05/20/2027 - 08/20/2030 •	538	528
3.000% due 11/15/2049 - 02/15/2050	3,933	3,497
3.125% (H15T1Y + 2.000%) due 01/20/2025 ~	1	1
3.205% due 02/20/2066 ~	20,827	20,567
3.379% due 06/20/2067 ~	10,642	10,600
3.421% due 12/20/2065 •	13,680	13,438
3.430% due 03/20/2066 ~	7,126	7,045
3.500% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	6	5
3.500% due 06/20/2041 •	2	2
3.500% due 10/15/2041 - 10/15/2047	17,417	16,318
3.507% due 04/20/2066 •	4,821	4,759
3.603% due 06/20/2065 •	16,267	16,153
3.613% due 09/20/2065 •	13,548	13,432
3.774% due 05/20/2065 •	3,843	3,784
3.896% due 12/20/2065 •	16,547	16,272
3.965% due 05/20/2065 •	1,213	1,196
4.000% due 05/20/2041 - 12/20/2052	220,023	208,929
4.000% due 02/20/2044 (a)	12,604	1,637
4.184% due 06/20/2065 •	3,391	3,340
4.272% due 05/20/2065 ~	3,869	3,845
4.283% due 06/20/2065 ~	1,595	1,573
4.302% due 02/20/2067 •	6,859	6,805
4.312% due 06/20/2067 •	1,967	1,920
4.326% due 09/20/2052 •	8,288	8,038
4.342% due 01/20/2061 ~	1,837	1,824
4.342% due 07/20/2063 •	1,320	1,311
4.412% due 04/20/2062 - 06/20/2065 •	9,088	8,970
4.417% due 07/20/2065 •	1,407	1,394
4.442% due 03/20/2062 - 08/20/2065 •	8,742	8,626
4.462% due 08/20/2065 •	31,923	31,439
4.500% due 08/15/2033 - 11/20/2049	72,718	71,293
4.542% due 04/20/2070 •	22,430	21,636
4.573% (US0001M + 0.220%) due 08/20/2045 ~	2,641	2,530
4.592% due 08/20/2066 ~	3,965	3,921
4.646% due 11/20/2067 ~	2,614	2,605
4.692% due 11/20/2066 ~	15,035	14,870
4.735% due 02/20/2060 ~	629	625
4.750% due 07/20/2035	487	484
4.770% due 12/20/2072 •	70,800	70,999
4.842% due 01/20/2066 •	2,339	2,308
4.966% (SOFR30A + 1.140%) due 11/20/2072 ~	78,750	79,540
4.979% due 04/20/2063 •	897	894
4.991% due 05/20/2063 •	3,353	3,343
5.000% due 07/15/2033 - 06/20/2050	3,631	3,681
5.020% due 02/20/2060 •	13,630	13,623
5.500% due 03/16/2034	516	518
6.000% due 04/15/2028 - 12/20/2041	868	902
6.500% due 11/15/2023 - 09/20/2038	165	168
7.000% due 05/15/2024 - 10/15/2034	140	140
7.500% due 10/15/2023 - 02/15/2035	77	80
7.750% due 12/15/2040	1,281	1,288
8.000% due 12/15/2023 - 10/20/2031	116	116
8.500% due 05/15/2023 - 04/15/2031	85	88
9.000% due 06/15/2025 - 12/15/2030	27	27
9.500% due 07/15/2025 - 12/15/2026	1	1
Ginnie Mae, TBA
2.000% due 01/01/2053 - 02/01/2053	60,700	50,913
2.500% due 02/01/2053	214,950	186,509
3.000% due 01/01/2053 - 02/01/2053	703,600	626,983
3.500% due 01/01/2053 - 02/01/2053	504,000	463,404
4.000% due 01/01/2053	75,389	71,371
4.500% due 01/01/2053	43,900	42,593
Small Business Administration
4.750% (PRIME - 2.250%) due 05/25/2025 ~	4	4
U.S. Small Business Administration
4.340% due 03/01/2024	3	3
4.350% due 07/01/2023	6	6
4.625% due 02/01/2025	39	38
4.770% due 04/01/2024	14	14
4.840% due 02/01/2023	2	2
4.870% due 12/01/2024	26	25
4.890% due 12/01/2023	10	10
4.930% due 01/01/2024	25	25
4.950% due 03/01/2025	49	49
5.110% due 08/01/2025	13	13
5.130% due 09/01/2023	49	49
5.190% due 07/01/2024	4	4
5.240% due 08/01/2023	6	6
5.310% due 05/01/2027	11	11
5.320% due 04/01/2027	14	14
5.510% due 11/01/2027	27	27
5.520% due 06/01/2024	67	67
5.600% due 09/01/2028	94	92

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.780% due 08/01/2027	2	2
5.820% due 07/01/2027	163	162
5.870% due 07/01/2028	36	36
6.020% due 08/01/2028	35	35
6.070% due 07/01/2026	32	31
Uniform Mortgage-Backed Security
2.000% due 06/01/2023 - 03/01/2052	23,820	19,446
2.500% due 02/01/2040 - 03/01/2040	6,084	5,358
3.000% due 12/01/2025 - 01/01/2053	4,475,438	3,940,709
3.500% due 05/01/2023 - 01/01/2053	594,203	552,708
4.000% due 02/01/2024 - 11/01/2052	267,136	255,716
4.500% due 02/01/2023 - 11/01/2044	5,964	5,897
5.000% due 02/01/2025 - 02/01/2045	4,995	5,015
5.500% due 04/01/2023 - 02/01/2042	7,315	7,548
6.000% due 03/01/2023 - 08/01/2049	56,690	58,671
6.500% due 05/01/2027 - 06/01/2039	1,155	1,200
7.500% due 08/01/2026 - 09/01/2030	8	7
8.000% due 06/01/2024 - 08/01/2032	1,248	1,294
8.500% due 07/01/2024 - 07/01/2037	313	320
9.000% due 08/01/2025 - 11/01/2025	1	0
9.500% due 03/01/2026	2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2052 - 02/01/2053	5,072,567	4,456,456
3.500% due 02/01/2049 - 02/01/2053	1,519,520	1,381,392
4.000% due 01/01/2053 - 03/01/2053	4,325,910	4,058,320
4.500% due 01/01/2038 - 02/01/2053	1,078,550	1,038,519
5.000% due 01/01/2053 - 02/01/2053	1,220,300	1,202,495
6.000% due 02/01/2053	19,100	19,371
Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)	336	0
5.861% due 01/15/2030 ~	361	367
6.500% due 09/15/2024	482	486

Total U.S. Government Agencies (Cost $20,429,155)		19,982,680

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (r)	1,609,080	1,046,971
1.375% due 08/15/2050	610,810	339,632
1.625% due 11/15/2050 (p)(r)	179,341	106,774
1.750% due 08/15/2041	331,100	226,745
1.875% due 02/15/2041	614,600	434,733
2.000% due 02/15/2050	498,040	329,241
2.250% due 05/15/2041 (p)(r)	196,500	147,828
2.750% due 11/15/2042	764,500	613,511
2.875% due 05/15/2043	412,260	336,878
2.875% due 08/15/2045	321,230	258,942
2.875% due 05/15/2049	325,100	261,769
3.000% due 05/15/2042 (p)(r)	41,700	35,100
3.000% due 11/15/2044 (p)	56,000	46,270
3.000% due 05/15/2045	1,092,750	901,305
3.000% due 11/15/2045 (p)(r)	80,700	66,461
3.125% due 02/15/2043 (p)(r)	79,700	68,069
3.125% due 08/15/2044 (p)(r)	194,200	164,281
3.250% due 05/15/2042 (p)	844,800	741,048
3.375% due 08/15/2042	202,900	181,405
3.375% due 05/15/2044 (p)(r)	163,600	144,415
3.625% due 08/15/2043 (p)(r)	123,200	113,373
3.625% due 02/15/2044 (p)(r)	257,460	236,391
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2024 (p)	4,644	4,495
0.125% due 07/15/2031	292,308	258,490
0.125% due 01/15/2032 (p)	196,838	172,559
0.125% due 02/15/2051	75,545	48,727
0.250% due 02/15/2050	97,018	65,517
0.500% due 04/15/2024 (p)	49,626	48,264
0.625% due 01/15/2024 (p)	104,164	101,962
0.625% due 07/15/2032	396,875	363,839
0.625% due 02/15/2043	778	628
0.750% due 02/15/2045	253	205
1.000% due 02/15/2049 (n)	10,303	8,622
1.375% due 02/15/2044	9,462	8,796
U.S. Treasury Notes
1.250% due 09/30/2028 (p)(r)	272,100	233,719

Total U.S. Treasury Obligations (Cost $10,982,185)		8,116,965

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.2%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	20,457
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	511	490
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	28,839
Adjustable Rate Mortgage Trust
3.129% due 09/25/2035 ~	984	782

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.208% due 01/25/2036 ^~		502	459
3.361% due 09/25/2035 ^~		51	43
3.390% due 10/25/2035 ^~		918	875
3.476% due 07/25/2035 ~		334	300
3.611% due 11/25/2035 ^~		160	123
3.625% due 11/25/2035 ^~		455	411
3.845% due 01/25/2036 ~		1,048	823
3.949% due 07/25/2035 ~		298	286
3.960% due 08/25/2035 ~		146	141
4.234% due 03/25/2036 ^~		124	74
4.629% due 08/25/2036 •		11,527	4,347
4.929% due 11/25/2035 ~		9	8
5.539% due 03/25/2035 •		2,812	2,330
American Home Mortgage Assets Trust 3.276% due 11/25/2035 ^~		2,642	2,069
American Home Mortgage Investment Trust
4.749% due 12/25/2046 •		492	402
6.959% due 12/25/2035 ~		1,194	427
6.959% due 11/25/2045 ^~		3,157	1,496
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		7,800	6,655
Ashford Hospitality Trust
5.218% due 04/15/2035 •		11,747	11,363
5.318% due 06/15/2035 ~		63,900	61,609
Atlas Funding PLC 3.894% due 07/25/2058 ~	GBP	817	980
Atrium Hotel Portfolio Trust 5.268% due 06/15/2035 ~		$3,800	3,672
Avon Finance PLC 4.331% due 09/20/2048 •	GBP	3,081	3,654
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		$4,200	3,607
4.091% due 08/10/2038 ~		5,681	5,122
5.368% due 04/15/2036 ~		4,735	4,630
5.518% due 03/15/2034 •		3,000	2,919
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^		282	257
6.000% due 07/25/2046 ^		725	606
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048		30,450	28,926
Banc of America Funding Trust
2.470% due 03/20/2036 ~		132	119
2.606% due 03/20/2036 ~		88	72
2.917% due 10/20/2046 ^~		863	673
3.010% due 05/20/2036 ^~		353	306
3.162% due 04/20/2036 ^~		912	757
3.418% due 05/25/2035 ~		14	13
3.571% due 09/20/2046 ^~		823	710
3.721% due 09/20/2047 ^~		1,748	1,432
3.733% due 02/20/2036 ^~		1,120	1,008
3.860% due 10/20/2046 ^~		1,027	850
4.081% due 11/20/2034 ~		1,193	1,137
4.245% due 11/20/2035 ^~		670	589
4.273% due 01/20/2047 ^~		31	28
4.489% due 04/25/2037 ^•		133	115
4.496% due 09/20/2034 ~		39	36
4.733% due 10/20/2036 ~		6,228	4,637
4.733% due 12/20/2046 ^~		852	697
4.809% due 04/25/2037 ^~		1,129	990
4.933% due 05/20/2035 ^•		271	228
5.189% due 05/25/2037 ^•		2,403	2,080
5.500% due 09/25/2034		960	871
5.750% due 10/25/2035		857	657
5.750% due 09/25/2036		539	480
5.753% due 10/25/2036 ^þ		250	217
6.000% due 09/25/2036 ~		91	79
6.000% due 09/25/2036 ^		76	64
6.000% due 09/25/2036		1,332	1,252
6.000% due 03/25/2037 ^		3,411	2,765
6.000% due 08/25/2037 ^		2,659	2,060
6.337% due 01/25/2037 ^þ		242	210
6.388% due 04/25/2037 ^þ		786	694
Banc of America Mortgage Trust
2.437% due 02/25/2035 ~		182	167
2.543% due 02/25/2035 ~		345	330
3.047% due 05/25/2034 ~		93	87
3.142% due 01/25/2036 ~		626	547
3.679% due 07/25/2034 ~		37	34
3.854% due 11/25/2035 ^~		163	142
3.942% due 07/25/2035 ^~		183	165
3.990% due 07/25/2035 ~		791	648
4.014% due 05/25/2033 ~		70	65
4.045% due 09/25/2033 ~		221	203
4.045% due 08/25/2035 ^~		1,342	1,267
4.316% due 07/25/2035 ~		49	44
5.500% due 05/25/2037 ^		206	154

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.750% due 07/20/2032 ~	12	11
6.000% due 07/25/2046 ^•	354	306
BANK
2.403% due 03/15/2063	54,030	45,234
2.649% due 01/15/2063	76,897	65,482
3.071% due 08/15/2061	3,200	2,931
3.394% due 03/15/2064 ~	38,300	33,734
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053	3,010	2,702
2.639% due 02/15/2053	8,250	7,034
4.314% due 12/15/2051	7,000	6,675
4.600% due 06/15/2055 ~	5,000	4,821
5.318% due 07/15/2037 •	10,923	10,630
Bayview Commercial Asset Trust 5.034% due 08/25/2034 ~	90	90
Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	42,544	35,765
4.421% due 10/25/2051 •	461	423
BCAP LLC Trust
2.427% due 01/26/2047 •	3,257	3,047
3.009% due 05/26/2036 ~	2,205	1,502
3.221% due 11/26/2036 •	3,054	3,032
3.223% due 03/26/2037 ~	1,277	1,010
3.280% due 07/26/2036 ~	404	349
3.620% due 08/26/2036 ~	7,062	4,747
4.611% due 03/26/2037 þ	5,608	5,452
4.809% due 05/25/2047 ~	35	32
4.829% due 05/25/2047 ^•	3,757	3,522
5.250% due 06/26/2036	30,478	13,060
5.250% due 04/26/2037	10,581	6,336
5.250% due 04/26/2037 ~	2,935	2,527
5.250% due 06/26/2037	957	851
5.500% due 11/25/2034 ^	1,554	1,270
6.000% due 10/26/2037 ~	1,397	1,060
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	14	9
2.634% due 05/25/2034 ~	3	2
2.780% due 11/25/2030 ~	584	546
2.839% due 06/25/2035 ^~	121	119
2.875% due 04/25/2033 ~	110	106
3.077% due 04/25/2034 ~	457	421
3.152% due 02/25/2047 ~	1,359	1,181
3.200% due 01/25/2034 ~	14	13
3.236% due 08/25/2033 ~	4	4
3.239% due 04/25/2033 ~	10	10
3.250% due 02/25/2033 ~	7	6
3.255% due 05/25/2047 ^~	6,045	5,363
3.333% due 05/25/2033 ~	203	190
3.372% due 03/25/2035 ~	1,005	933
3.558% due 03/25/2035 ~	53	53
3.575% due 09/25/2034 ~	407	376
3.696% due 06/25/2047 ^~	8,424	7,559
3.810% due 01/25/2035 ~	26	23
3.818% due 04/25/2033 ~	183	181
3.830% due 01/25/2034 ~	586	551
3.844% due 07/25/2034 ~	62	55
3.845% due 02/25/2036 ^~	2,300	2,040
3.857% due 10/25/2035 ~	6,360	6,024
3.883% due 07/25/2034 ~	35	34
3.887% due 11/25/2034 ~	995	950
3.953% due 02/25/2036 ^~	102	77
3.992% due 08/25/2035 ^~	2,210	2,032
4.010% due 01/25/2034 ~	428	414
4.089% due 02/25/2034 ~	215	197
4.393% due 08/25/2035 ~	82	73
4.960% due 01/25/2035 ~	151	131
5.230% due 10/25/2035 ~	2,761	2,566
6.800% due 02/25/2036 ~	742	712
Bear Stearns ALT-A Trust
3.042% due 04/25/2035 ~	2	2
3.044% due 10/25/2033 ~	9	9
3.115% due 05/25/2035 ~	20,531	19,094
3.133% due 05/25/2035 ~	52	49
3.250% due 02/25/2034 ~	11	10
3.257% due 05/25/2036 ^~	4,682	2,835
3.341% due 05/25/2036 ^~	4,528	2,619
3.374% due 03/25/2036 ~	7,407	4,451
3.553% due 02/25/2036 ^~	500	349
3.563% due 02/25/2034 ~	595	529
3.578% due 11/25/2035 ^~	2,807	1,884
3.586% due 11/25/2036 ^~	1,587	850
3.602% due 11/25/2036 ~	577	329
3.605% due 01/25/2036 ^~	3,955	3,657
3.609% due 08/25/2036 ^~	3,706	2,599
3.625% due 03/25/2036 ^~	2,192	1,773
3.668% due 11/25/2036 ^~	3,211	1,491

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.680% due 01/25/2035 ~	1,564	1,232
3.697% due 08/25/2036 ^~	39	20
3.720% due 08/25/2034 ~	20	19
3.729% due 09/25/2035 ^~	11,200	6,962
3.734% due 03/25/2036 ^~	4,660	3,599
3.811% due 12/25/2033 ~	330	313
3.822% due 09/25/2034 ~	146	135
3.881% due 12/25/2046 ^~	274	198
4.533% due 07/25/2035 ^~	5,137	3,751
4.709% due 02/25/2034 •	938	830
4.709% due 08/25/2036 ^•	5,609	4,894
4.709% due 01/25/2047 ^•	2,027	1,601
4.729% due 08/25/2036 ^~	9,860	8,074
4.789% due 02/25/2034 •	13	12
4.869% due 02/25/2036 •	829	808
Bear Stearns Asset-Backed Securities Trust
4.789% due 11/25/2034 ^~	846	763
5.500% due 01/25/2034 þ	17	14
Bear Stearns Mortgage Funding Trust 4.549% due 12/25/2046 ~	12,372	10,476
Bear Stearns Mortgage Securities, Inc. 3.079% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
3.523% due 01/26/2036 ^~	1,094	880
5.219% due 12/26/2046 ^~	1,226	885
Beast Mortgage Trust 5.368% due 03/15/2036 ~	700	660
BellaVista Mortgage Trust 4.839% due 05/20/2045 •	8	5
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	8,851
3.458% due 03/15/2055	34,330	30,441
4.016% due 03/15/2052	32,609	30,762
4.232% due 01/15/2052	36,036	34,420
4.445% due 05/15/2055 ~	36,500	34,959
Beneria Cowen & Pritzer Collateral Funding Corp. 5.117% due 06/15/2038 ~	17,400	16,285
BFLD Trust 5.468% due 10/15/2035 ~	14,300	13,612
BIG Commercial Mortgage Trust 5.678% due 02/15/2039 •	8,850	8,512
Braemar Hotels & Resorts Trust 5.138% due 06/15/2035 •	1,500	1,431
BSREP Commercial Mortgage Trust 5.268% due 08/15/2038 ~	5,695	5,358
BSST Mortgage Trust 5.636% due 02/15/2037 •	19,000	17,725
BWAY Mortgage Trust 5.568% due 09/15/2036 •	3,940	3,764
BX Commercial Mortgage Trust
5.018% due 01/15/2034 •	3,400	3,294
5.048% due 10/15/2036 •	27,714	26,671
BX Trust
3.202% due 12/09/2041	3,681	3,090
5.085% (TSFR1M + 0.749%) due 04/15/2039 ~	33,100	30,566
5.405% due 10/15/2036 ~	6,650	6,514
CD Mortgage Trust 3.431% due 08/15/2050	5,207	4,790
Chase Mortgage Finance Trust
3.162% due 03/25/2037 ^~	69	62
3.370% due 02/25/2037 ~	128	119
3.492% due 02/25/2037 ~	11	10
3.499% due 01/25/2036 ^~	3,648	3,101
3.557% due 02/25/2037 ~	900	846
3.601% due 09/25/2036 ^~	230	192
3.645% due 02/25/2037 ~	6	6
3.757% due 02/25/2037 ~	91	85
3.824% due 03/25/2037 ^~	1,733	1,582
3.941% due 12/25/2035 ^~	920	778
3.946% due 12/25/2035 ^~	2,326	2,141
3.946% due 12/25/2035 ~	3,985	3,667
3.989% due 09/25/2036 ^~	27	23
5.500% due 03/25/2037	20	2
6.000% due 11/25/2036 ^	1,057	481
6.000% due 02/25/2037 ^	549	226
6.000% due 03/25/2037 ^	527	286
ChaseFlex Trust
4.889% due 06/25/2035 ~	1,385	439
5.000% due 07/25/2037 ^	1,108	404
6.000% due 02/25/2037 ^	1,280	520
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.112% due 08/25/2037 ^þ	592	497
4.689% due 08/25/2037 •	3,581	3,146
5.069% due 08/25/2037 •	3,662	3,259
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.539% due 01/25/2036 •	275	241

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.569% due 05/25/2036 ~	475	405
4.569% due 07/25/2036 •	260	232
4.639% due 08/25/2035 •	146	132
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	14	13
5.500% due 04/25/2037	47	43
6.000% due 08/25/2036	245	216
6.000% due 04/25/2037	4,863	4,430
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	16,290
3.778% due 09/10/2058	21,895	20,856
4.580% due 05/15/2054 ~	36,400	35,155
5.273% due 12/15/2036 •	600	588
5.498% due 10/15/2036 •	7,400	7,051
Citigroup Global Markets Mortgage Securities, Inc. 4.889% due 05/25/2032 •	29	26
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	40,598	239
0.000% due 02/25/2058 ~	36	28
0.000% due 09/25/2064 ~	16	16
0.110% due 02/25/2058 ~(a)	18,838	88
2.000% due 02/25/2058 ~(a)	6,710	127
2.409% due 02/25/2034 ~	129	127
2.659% due 02/25/2058 ~	14,216	10,260
2.910% due 05/25/2035 ~	252	242
2.960% due 10/25/2046 ^~	1,212	1,069
3.223% due 03/25/2037 ^~	873	730
3.410% due 12/25/2035 ^~	940	562
3.440% due 09/25/2035 •	187	176
3.693% due 07/25/2046 ^~	1,936	1,731
3.710% due 08/25/2035 ~	2,013	1,663
3.885% due 08/25/2035 ~	3,105	2,985
3.993% due 04/25/2037 ^~	916	766
4.363% due 09/25/2064 ~	33,465	25,977
4.459% due 01/25/2037 •	213	193
5.189% due 08/25/2035 ^•	609	585
5.410% due 10/25/2035 ~	2,944	2,723
5.500% due 11/25/2035 ^	665	632
6.250% due 11/25/2037 ~	2,322	1,094
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.898% due 09/25/2035 ~	7,052	5,885
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	211	186
6.000% due 06/25/2037 ^	477	408
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~	1,800	1,718
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	6,644
3.091% due 10/10/2049	10,964	10,071
3.142% due 02/10/2048	1,178	1,162
3.510% due 09/10/2050	19,203	17,664
3.545% due 02/10/2036	40,182	36,788
3.590% due 11/10/2047	20,803	20,070
3.611% due 08/10/2049 ~	15,299	14,475
4.228% due 05/10/2051	45,152	42,606
4.266% due 07/10/2045 ~	9,844	9,785
Community Program Loan Trust 4.500% due 04/01/2029	443	430
Countrywide Alternative Loan Resecuritization Trust
4.205% due 08/25/2037 ^~	1,016	532
6.000% due 05/25/2036 ^	826	502
6.000% due 08/25/2037 ^~	1,006	524
Countrywide Alternative Loan Trust
3.048% due 12/25/2035 •	171	139
3.048% due 02/25/2036 •	240	214
3.203% due 06/25/2034 •	1,010	937
3.220% due 11/25/2035 •	30	31
3.377% due 10/25/2035 ^~	66	57
3.428% due 11/25/2047 ^~	2,259	1,822
3.435% due 02/25/2037 ^~	6,693	5,694
3.528% due 01/25/2036 ~	21	19
3.803% due 11/25/2035 ^~	453	386
4.543% due 09/20/2046 ~	854	811
4.589% due 04/25/2047 •	6,104	5,596
4.739% due 05/25/2036 ^~	2,173	961
4.739% due 08/25/2036 ^~	1,023	461
4.739% due 05/25/2037 ^•	117	44
4.749% due 11/25/2036 ~	6,004	6,574
4.769% due 07/25/2046 ^•	796	759
4.769% due 09/25/2046 ^•	4,503	4,162
4.809% due 05/25/2035 •	66	59
4.809% due 07/25/2046 ^•	120	100
4.813% due 07/20/2035 ~	19	17
4.889% due 04/25/2036 •	5,725	2,134
4.889% due 09/25/2046 ^~	917	663
4.889% due 10/25/2046 ^•	86	63

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.909% due 12/25/2035 ~	393	337
4.909% due 07/25/2036 ~	13,358	10,670
4.909% due 07/25/2046 ^~	453	295
4.929% due 01/25/2036 ~	278	245
4.939% due 08/25/2034 •	9	8
4.939% due 10/25/2036 ^~	1,645	821
4.949% due 12/25/2035 ~	16	14
4.953% due 11/20/2035 •	8	7
4.969% due 02/25/2036 ^~	979	858
5.049% due 09/25/2035 •	292	221
5.069% due 10/25/2035 ~	1,192	763
5.089% due 10/25/2035 ^•	662	451
5.189% due 12/25/2035 ^~	877	753
5.250% due 06/25/2035 ^	264	205
5.489% due 02/25/2036 ^•	2,114	1,734
5.500% due 07/25/2035 ^	1,056	586
5.500% due 11/25/2035 ^	2,715	1,648
5.500% due 11/25/2035	1,450	913
5.500% due 12/25/2035 ^	900	594
5.500% due 02/25/2036 ^	874	559
5.689% due 10/25/2035 ^~	8,565	6,085
5.750% due 03/25/2037 ^•	529	304
5.750% due 07/25/2037 ^	101	63
5.929% due 11/25/2035 •	168	133
5.964% due 06/25/2034 •	8,402	8,010
6.000% due 10/25/2033	203	188
6.000% due 03/25/2035 ^	132	65
6.000% due 04/25/2036 ^	868	429
6.000% due 05/25/2036 ^	922	470
6.000% due 06/25/2036	6,778	3,836
6.000% due 06/25/2036 ^	556	315
6.000% due 08/25/2036 ^	1,697	1,037
6.000% due 08/25/2036 ^•	830	510
6.000% due 11/25/2036 ^	46	27
6.000% due 02/25/2037 ^	4,845	2,348
6.000% due 02/25/2037	256	145
6.000% due 03/25/2037 ^	1,135	454
6.000% due 04/25/2037 ^	2,718	1,423
6.000% due 05/25/2037 ^	254	132
6.000% due 08/25/2037 ^	4,847	2,985
6.250% due 12/25/2033	11	11
6.250% due 11/25/2036 ^	345	257
6.250% due 08/25/2037 ^	1,818	991
6.500% due 05/25/2036 ^	1,745	931
6.500% due 09/25/2036	688	396
6.500% due 08/25/2037 ^	6,451	2,846
6.500% due 09/25/2037 ^	1,437	609
7.731% due 07/25/2035 ~	510	480
Countrywide Home Loan Mortgage Pass-Through Trust
2.125% due 07/19/2031 ~	12	12
2.168% due 02/25/2034 ~	10	10
2.241% due 07/20/2034 ~	74	69
2.714% due 06/20/2034 ~	152	142
2.900% due 04/20/2036 ^~	139	121
2.964% due 10/20/2035 ~	17	16
2.980% due 04/25/2035 ^~	49	36
3.008% due 04/25/2046 ^•	5,312	1,702
3.138% due 04/25/2035 ^~	200	155
3.229% due 05/20/2036 ^~	698	636
3.255% due 02/25/2047 ^~	310	265
3.366% due 05/20/2036 ^~	5,351	4,694
3.375% due 10/25/2035 ^~	1,339	1,059
3.402% due 06/19/2031 ~	25	24
3.402% due 07/25/2034 ~	349	324
3.537% due 03/25/2037 ^~	234	202
3.614% due 11/20/2034 ~	862	785
3.632% due 09/25/2047 ^~	715	622
3.680% due 08/25/2034 ~	6	6
3.710% due 04/20/2035 ~	115	112
3.792% due 11/25/2034 ~	1,466	1,325
3.802% due 11/25/2037 ~	1,688	1,464
3.866% due 11/20/2034 ~	78	72
3.914% due 02/20/2036 ^~	34	26
3.981% due 12/19/2033 ~	9	8
4.084% due 08/25/2034 ^~	417	368
4.202% due 10/25/2033 •	685	380
4.500% due 09/25/2035	397	345
4.929% due 03/25/2035 ~	232	203
4.969% due 04/25/2035 •	65	59
5.000% due 09/25/2035 ^	16	10
5.029% due 03/25/2035 •	36	29
5.029% due 03/25/2035 ~	49	43
5.049% due 02/25/2035 •	92	76
5.049% due 02/25/2035 ~	309	275
5.069% due 02/25/2035 ~	84	70
5.069% due 03/25/2036 ~	131	70

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.089% due 02/25/2036 ^•	13	5
5.149% due 09/25/2034 ~	26	24
5.500% due 01/25/2035	207	199
5.500% due 09/25/2035 ^	372	316
5.500% due 10/25/2035 ^	1,331	830
5.500% due 11/25/2035 ^	507	284
5.512% due 02/20/2036 ^~	40	36
5.750% due 12/25/2035 ^	1,050	562
5.750% due 02/25/2037 ^	906	462
5.750% due 07/25/2037 ^	376	190
5.910% due 02/20/2036 ^~	2,151	1,785
6.000% due 05/25/2036 ^	1,250	631
6.000% due 07/25/2036	2,712	1,545
6.000% due 12/25/2036 ^	86	39
6.000% due 02/25/2037	466	245
6.000% due 02/25/2037 ^	2,893	2,518
6.000% due 07/25/2037 ^	544	268
6.000% due 09/25/2037 ^	266	148
6.250% due 09/25/2036 ^	729	313
6.250% due 02/25/2038 ^	883	467
6.537% due 02/20/2036 ^•	10	9
Countrywide Home Loan Reperforming REMIC Trust
4.310% due 01/25/2034 ^~	222	178
4.729% due 06/25/2035 ~	854	807
6.500% due 11/25/2034 ^	218	197
7.500% due 11/25/2034	94	93
7.500% due 06/25/2035 ^	344	338
Credit Suisse Commercial Mortgage Trust 5.285% due 06/15/2034 •	9,866	9,398
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
3.792% due 03/25/2032 ~	154	141
5.500% due 09/25/2035	2,155	1,533
5.539% due 09/25/2034 ^~	646	688
7.500% due 05/25/2032	37	36
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.740% due 10/25/2033 ~	33	30
3.139% due 07/25/2033 ~	379	361
3.804% due 05/25/2034 ~	480	478
5.129% due 06/25/2034 •	27	27
5.500% due 10/25/2035	489	266
6.000% due 11/25/2035 ^	12	9
Credit Suisse Mortgage Capital Certificates
2.746% due 04/26/2038 ~	153	148
3.323% due 04/28/2037 ~	3,361	3,092
3.524% due 07/27/2037 ~	7,173	6,866
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	939	270
5.837% due 04/25/2037 ~	16,375	4,164
5.863% due 02/25/2037 ^~	2,699	660
6.000% due 07/25/2036	819	439
6.000% due 04/25/2037 ^	833	328
7.000% due 08/25/2037 ^~	4,713	2,596
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)	79	78
0.000% due 07/25/2057 (h)	123	122
0.000% due 01/25/2058 (h)	125	124
0.000% due 04/25/2058 (a)	7	7
1.815% due 07/25/2057 ~	10,580	8,085
2.257% due 08/15/2037	13,292	11,890
2.500% due 07/25/2057 ~	196,499	171,431
3.000% due 11/25/2056 ~	33,208	27,834
3.075% due 02/25/2056 ~	398,523	319,804
3.078% due 07/25/2057 ~	167,405	98,687
3.451% due 06/25/2048 ~	390,180	323,583
3.592% due 01/25/2058 ~	110,647	90,688
3.999% due 04/25/2058 ~	202,531	172,533
4.006% due 06/01/2050 ~	424,410	426,993
5.068% due 07/15/2032 ~	1,590	1,500
5.668% due 10/15/2037 •	6,800	6,640
5.718% due 07/15/2038 ~	600	565
CRSNT Commercial Mortgage Trust 5.140% due 04/15/2036 ~	39,401	37,105
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,273
3.903% due 03/15/2052	2,200	2,094
DBCG Mortgage Trust 5.018% due 06/15/2034 •	1,235	1,214
DBGS Mortgage Trust 5.113% due 06/15/2033 ~	4,080	3,902
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.914% due 10/25/2035 ~	166	165
4.489% due 08/25/2037 ^•	1,476	1,190
4.629% due 08/25/2036 ^~	1,903	1,707
4.869% due 01/25/2047 •	3,645	3,016

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.049% due 02/25/2036 •		6,528	6,033
5.500% due 12/25/2035 ^		601	511
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.489% due 10/25/2036 ^•		6	5
6.005% due 10/25/2036 ^~		350	306
6.369% due 10/25/2036 ^þ		458	399
6.386% due 10/25/2036 ^þ		458	399
6.800% due 07/25/2036 ^þ		499	410
Deutsche Mortgage & Asset Receiving Corp. 3.854% due 11/27/2036 •		1,410	1,393
DOLP Trust 2.956% due 05/10/2041		56,700	45,212
Downey Savings & Loan Association Mortgage Loan Trust
3.728% due 07/19/2044 ~		10	9
4.519% due 04/19/2047 ^~		586	604
5.159% due 09/19/2044 •		35	31
DROP Mortgage Trust 5.470% due 10/15/2043 •		13,700	13,073
EMF-NL Prime BV 2.178% due 04/17/2041 •	EUR	2,570	2,638
Eurosail PLC 2.878% due 10/17/2040 •		551	587
Extended Stay America Trust 5.398% due 07/15/2038 ~		$130,224	126,666
Fingal Securities RMBS DAC 2.578% due 07/28/2055 •	EUR	294	313
Finsbury Square PLC 4.709% due 06/16/2070 ~	GBP	20,747	25,033
First Horizon Alternative Mortgage Securities Trust
3.592% due 08/25/2035 ^~		$709	610
3.605% due 03/25/2035 ~		22	14
3.662% due 08/25/2034 ~		65	66
4.759% due 02/25/2037 •		16	5
5.500% due 05/25/2035 ~		1,189	802
6.250% due 08/25/2037 ^		412	178
First Horizon Mortgage Pass-Through Trust
3.514% due 10/25/2036 ~		345	256
3.803% due 01/25/2037 ^~		16	10
3.870% due 11/25/2037 ^~		1,148	619
3.875% due 08/25/2035 ~		433	299
3.930% due 10/25/2035 ^~		1,504	1,404
4.166% due 11/25/2035 ^~		412	346
4.267% due 09/25/2035 ~		809	748
4.396% due 10/25/2035 ~		21	21
4.659% due 02/25/2035 ~		5	4
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		48	45
Formentera Issuer PLC 3.844% due 07/28/2047 •	GBP	2,925	3,486
GCAT Trust 3.000% due 04/25/2052 ~		$88,465	74,149
GMAC Mortgage Corp. Loan Trust
0.000% due 05/25/2035 ~		526	455
3.308% due 04/19/2036 ^~		1,384	1,210
Great Hall Mortgages PLC
2.192% due 03/18/2039 •	EUR	405	427
3.675% due 03/18/2039 •	GBP	11,792	14,064
3.685% due 06/18/2039 •		3,738	4,402
4.868% due 06/18/2039 ~		$5,759	5,649
GreenPoint Mortgage Funding Trust
4.789% due 10/25/2046 ^•		305	266
4.829% due 06/25/2045 ~		253	231
4.929% due 04/25/2036 ^~		101	92
4.929% due 11/25/2045 •		210	190
5.069% due 10/25/2046 ^~		677	461
GS Mortgage Securities Corp.
5.366% due 05/03/2032		3,900	3,760
7.736% due 08/15/2039 ~		26,700	26,944
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	17,097
5.318% due 11/15/2032 ~		2,850	2,772
5.468% due 07/15/2031 •		5,525	5,276
GS Mortgage Securities Trust 3.621% due 10/10/2035		13,200	12,139
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		53,636	43,312
2.500% due 09/25/2052 ~		29,118	23,514
GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		61,602	49,745
2.500% due 04/25/2052 ~		42,796	34,559
2.500% due 08/25/2052 ~		16,218	13,096
2.500% due 07/25/2059 ~		105,317	94,773
3.000% due 08/26/2052 ~		184,692	154,115
3.000% due 09/25/2052 ~		72,328	60,450
3.000% due 12/25/2052 ~		119,947	100,400
4.371% due 01/25/2052 •		8,903	8,139

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.441% (SOFR30A + 0.920%) due 02/26/2052 ~	13,250	12,154
GSC Capital Corp. Mortgage Trust 4.749% due 05/25/2036 ^•	96	87
GSMPS Mortgage Loan Trust
4.739% due 09/25/2035 ~	3,344	2,879
7.500% due 06/25/2043	1,848	1,843
GSR Mortgage Loan Trust
2.418% due 05/25/2035 ~	363	336
2.517% due 04/25/2035 ~	247	238
2.880% due 03/25/2033 •	3	3
3.028% due 06/25/2034 ~	114	109
3.061% due 11/25/2035 ~	3	3
3.161% due 04/25/2036 ~	33	23
3.171% due 05/25/2035 ~	9	8
3.338% due 03/25/2037 ^~	2,637	1,612
3.344% due 04/25/2035 ~	96	88
3.652% due 07/25/2035 ~	9	8
3.719% due 11/25/2035 ~	4,514	4,005
3.760% due 04/25/2032 •	38	32
3.796% due 01/25/2036 ^~	47	45
3.960% due 11/25/2035 ^~	1,507	893
4.142% due 09/25/2035 ~	12	11
4.689% due 07/25/2035 ~	55	50
4.739% due 01/25/2034 •	13	13
5.000% due 05/25/2037 ^	2	2
5.500% due 06/25/2035	954	925
5.500% due 06/25/2036 ^	152	398
6.000% due 03/25/2032	3	3
6.000% due 11/25/2035 ^	7,569	3,297
6.000% due 11/25/2035	606	288
6.000% due 02/25/2036 ^	2,645	1,388
6.000% due 01/25/2037 ^	503	333
6.000% due 03/25/2037 ^	15	8
6.000% due 07/25/2037 ^	144	101
6.250% due 09/25/2036 ^	236	217
6.500% due 09/25/2036 ^	2,123	1,056
HarborView Mortgage Loan Trust
3.275% due 07/19/2035 ^~	182	133
3.321% due 08/19/2036 ^~	128	114
3.329% due 06/19/2036 ^~	3,590	1,904
3.417% due 04/19/2034 ~	8	7
3.435% due 06/19/2045 ^~	9,125	4,559
3.764% due 06/19/2036 ^~	2,129	996
3.928% due 12/19/2035 ^~	357	335
4.599% due 03/19/2037 •	18,026	15,920
4.739% due 09/19/2046 ^~	1,623	1,459
4.779% due 05/19/2035 ~	5,040	4,488
4.819% due 06/19/2035 •	581	545
4.899% due 06/19/2034 •	203	179
4.939% due 04/19/2034 •	152	138
4.979% due 01/19/2035 •	764	634
5.039% due 01/19/2035 ~	937	819
5.059% due 01/19/2035 •	41	37
5.139% due 11/19/2034 •	112	95
5.389% due 10/25/2037 •	694	617
Hawaii Hotel Trust 5.468% due 05/15/2038 •	1,620	1,576
Hilton USA Trust 2.828% due 11/05/2035	33,800	32,150
HomeBanc Mortgage Trust
4.909% due 01/25/2036 •	436	410
5.129% due 12/25/2034 •	757	701
5.249% due 08/25/2029 •	465	440
HPLY Trust 5.318% due 11/15/2036 •	383	374
HSI Asset Securitization Corp. Trust 4.829% due 11/25/2035 •	9,257	8,591
Hundred Acre Wood Trust 4.371% due 10/25/2051 ~	5,722	5,240
Impac CMB Trust
5.129% due 11/25/2034 ~	321	313
5.149% due 10/25/2033 •	2	2
5.169% due 10/25/2034 ~	121	115
5.356% due 09/25/2034 þ	108	109
Impac Secured Assets Trust 3.846% due 07/25/2035 ~	349	301
IndyMac Adjustable Rate Mortgage Trust
3.544% due 01/25/2032 ~	82	74
3.686% due 01/25/2032 ~	31	28
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	883	415
IndyMac INDA Mortgage Loan Trust
3.380% due 08/25/2036 ~	783	619
4.125% due 01/25/2036 ~	1,883	1,715
IndyMac INDB Mortgage Loan Trust 4.989% due 11/25/2035 ^~	318	190

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

IndyMac INDX Mortgage Loan Trust
2.824% due 06/25/2037 ^~	1,217	984
2.829% due 05/25/2036 ~	1,774	1,478
2.842% due 02/25/2035 ~	241	207
2.895% due 01/25/2036 ^~	114	103
2.950% due 06/25/2037 ~	4,530	2,507
3.036% due 04/25/2037 ^~	5,687	4,491
3.038% due 10/25/2035 ~	262	207
3.064% due 07/25/2037 ~	974	630
3.082% due 03/25/2036 ^~	1,448	1,020
3.175% due 01/25/2035 ~	33	32
3.190% due 04/25/2037 ~	3,671	3,083
3.212% due 01/25/2036 ^~	2,153	1,815
3.227% due 09/25/2035 ^~	5,978	4,934
3.229% due 08/25/2035 ~	284	225
3.229% due 08/25/2035 ^~	242	194
3.338% due 08/25/2035 ~	18	16
3.354% due 12/25/2035 ~	1,824	1,491
3.833% due 10/25/2034 ~	1,085	1,027
3.837% due 12/25/2034 ~	38	36
4.689% due 06/25/2037 ^•	745	298
4.749% due 02/25/2037 ^•	1,428	1,255
4.749% due 02/25/2037 •	8,732	8,251
4.789% due 11/25/2046 ~	310	271
4.809% due 05/25/2046 ~	55	48
4.849% due 04/25/2035 ~	54	48
4.869% due 07/25/2035 •	843	778
5.029% due 07/25/2045 ~	28	24
5.169% due 05/25/2034 •	1	1
5.189% due 11/25/2034 •	21	18
5.209% due 11/25/2034 ^•	577	477
InTown Mortgage Trust 6.825% due 08/15/2039 ~	3,700	3,685
JP Morgan Alternative Loan Trust
3.741% due 12/25/2036 ~	1,369	1,422
3.854% due 05/25/2037 ^~	2,588	2,157
4.669% due 03/25/2037 ~	863	836
5.843% due 05/26/2037 ~	15,159	11,780
6.550% due 05/25/2036 þ	22	22
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	4,600	3,763
3.474% due 12/15/2049 ~	4,016	3,860
3.648% due 12/15/2049 ~	8,606	8,039
3.916% due 06/10/2042 ~	17,100	15,130
4.932% due 04/15/2037 •	2,488	2,307
5.433% due 11/15/2038 •	2,231	2,142
JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	6,040	4,877
2.500% due 11/25/2051 ~	2,900	2,344
2.500% due 12/25/2051 ~	1,688	1,363
2.500% due 02/25/2052 ~	9,238	7,460
2.783% due 04/25/2036 ^~	1,364	1,153
2.843% due 06/25/2035 ~	161	130
2.861% due 06/25/2035 ~	191	190
2.961% due 06/25/2035 ~	346	323
2.980% due 02/25/2034 ~	99	89
3.000% due 01/25/2052 ~	5,359	4,492
3.000% due 03/25/2052 ~	83,013	69,580
3.051% due 04/25/2036 ~	1,217	1,052
3.051% due 04/25/2036 ^~	1,067	913
3.062% due 11/25/2033 ~	4	4
3.196% due 07/27/2037 ~	4,406	4,007
3.231% due 04/25/2037 ^~	155	126
3.346% due 07/25/2035 ~	1,765	1,637
3.349% due 05/25/2036 ~	1,189	971
3.381% due 02/25/2036 ^~	6,374	4,985
3.407% due 08/25/2035 ~	764	718
3.416% due 04/25/2035 ~	6	6
3.453% due 07/25/2035 ~	35	33
3.500% due 10/25/2046 ~	889	791
3.500% due 10/25/2048 ~	321	280
3.500% due 09/25/2052 ~	8,862	7,864
3.546% due 08/25/2036 ^~	1,076	886
3.548% due 10/25/2035 ^~	291	228
3.569% due 07/25/2035 ~	510	477
3.570% due 07/25/2035 ~	339	318
3.590% due 10/25/2036 ~	47	35
3.614% due 10/25/2036 ^~	1,241	923
3.615% due 10/25/2035 ^~	742	600
3.708% due 07/25/2035 ~	39	39
3.763% due 11/25/2035 ^~	901	737
3.804% due 10/25/2036 ^~	16	13
3.804% due 10/25/2036 ~	8,703	6,899
3.868% due 12/25/2037 ~	61	48
3.879% due 11/25/2035 ^~	530	462
3.939% due 07/25/2035 ~	85	83

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.960% due 08/25/2035 ^~		558	461
3.975% due 02/25/2036 ^~		33	25
4.031% due 09/25/2035 ~		75	65
4.098% due 10/25/2035 ~		2,880	2,736
4.188% due 07/25/2035 ~		5	5
4.233% due 10/25/2035 ~		3,976	3,434
4.236% due 08/25/2035 ~		351	324
4.471% due 05/25/2052 ~		24,339	22,239
5.000% due 03/29/2023		39	38
5.000% due 08/25/2051 ~		10,673	10,171
5.000% due 12/25/2051 ~		11,647	11,063
5.000% due 04/25/2052 ~		8,595	8,154
5.500% due 07/25/2036 ^		430	259
5.750% due 01/25/2036 ^		16	8
6.500% due 07/25/2036 ^		2,835	1,271
6.500% due 08/25/2036 ^		380	159
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052		7,900	6,813
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	6,947
2.250% due 02/22/2045		9,470	2,571
4.197% due 02/22/2045 •		69,653	80,670
5.397% due 02/22/2045 •		29,232	32,195
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,786
Lanebrook Mortgage Transaction PLC 4.487% due 06/12/2057 •	GBP	1,360	1,636
Lavender Trust 6.250% due 10/26/2036		$3,890	2,077
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		407,171	2,903
0.000% due 07/25/2057 (h)		348	344
0.000% due 07/25/2057 ~		103,703	93,191
0.000% due 01/25/2058 ~		53	52
3.011% due 12/25/2056 ~		404,815	330,858
3.758% due 01/25/2058 ~		27,536	24,322
3.811% due 12/26/2057 ~		310,069	282,097
4.000% due 02/25/2058 ~		24,738	24,236
4.028% due 02/25/2058 ~		15,577	10,766
4.250% due 02/25/2058 ~		15,577	14,787
4.500% due 02/25/2058 ~		15,577	14,194
Lehman Mortgage Trust
4.663% due 12/25/2035 ~		3,324	700
4.709% due 08/25/2036 ^•		3,441	2,421
5.039% due 06/25/2037 ^~		223	189
5.071% due 01/25/2036 ^~		980	877
5.500% due 01/25/2036		586	311
5.909% due 04/25/2036 ^~		598	396
6.000% due 07/25/2036 ^		3,708	1,926
Lehman XS Trust
4.769% due 11/25/2046 •		155	131
4.789% due 08/25/2046 ^~		552	526
4.789% due 08/25/2046 ~		4,905	4,389
Luminent Mortgage Trust
4.709% due 11/25/2036 ^~		134	118
4.749% due 12/25/2036 ^~		1,420	1,279
4.789% due 02/25/2046 ~		40	29
5.109% due 04/25/2036 •		6,282	5,160
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~		12,032	11,527
MAD Mortgage Trust 3.188% due 08/15/2034 ~		1,250	1,167
Manhattan West Mortgage Trust 2.130% due 09/10/2039		47,900	40,973
MASTR Adjustable Rate Mortgages Trust
2.642% due 07/25/2035 ^~		297	254
2.836% due 10/25/2032 ~		83	79
2.925% due 12/25/2033 ~		6	6
2.983% due 03/25/2035 ~		187	170
3.180% due 05/25/2034 ~		60	56
3.225% due 12/25/2034 ~		880	828
3.524% due 12/25/2033 ~		21	21
4.069% due 10/25/2034 ~		596	566
4.599% due 04/25/2046 ~		2,397	2,065
4.644% due 05/25/2047 ^~		6	6
4.869% due 05/25/2037 ~		668	295
MASTR Alternative Loan Trust 4.789% due 03/25/2036 ^•		6,817	778
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		186	124
MASTR Reperforming Loan Trust
4.749% due 07/25/2035 ^•		2,156	1,089
7.000% due 08/25/2034		1,401	1,066
7.000% due 05/25/2035		399	286
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~		1,255	1,185

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

MBRT 5.518% due 11/15/2036 •		3,589	3,520
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.018% due 11/15/2031 •		735	700
5.058% due 09/15/2030 •		243	239
5.198% due 11/15/2031 •		15	13
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.392% due 10/20/2029 ~		591	581
5.178% due 08/15/2032 •		34	30
Merrill Lynch Alternative Note Asset Trust
3.173% due 06/25/2037 ^~		785	459
4.609% due 03/25/2037 •		737	212
4.989% due 03/25/2037 •		1,951	568
6.000% due 03/25/2037		1,040	115
Merrill Lynch Mortgage Investors Trust
2.969% due 05/25/2033 ~		4	4
3.011% due 05/25/2033 ~		1,124	1,072
3.046% due 02/25/2035 ~		1,680	1,572
3.065% due 05/25/2036 ~		132	122
3.153% due 07/25/2035 ^~		149	129
3.186% due 02/25/2034 ~		3	3
3.418% due 02/25/2033 ~		7	6
3.437% due 06/25/2037 ~		308	282
3.484% due 06/25/2035 ~		2,175	2,012
3.516% due 08/25/2034 ~		251	231
3.540% due 09/25/2035 ~		871	801
3.718% due 12/25/2035 ~		24	22
3.820% due 09/25/2035 ^~		3,696	2,991
3.994% due 12/25/2035 ~		298	276
4.138% due 11/25/2035 ~		1,053	1,005
4.180% due 12/25/2034 ~		9	8
4.226% due 10/25/2028 ~		17	16
4.385% due 11/25/2035 •		7	7
4.676% due 11/25/2029 ~		92	82
4.683% due 04/25/2029 ~		173	160
4.903% due 11/25/2029 •		51	47
5.009% due 10/25/2028 •		15	14
5.049% due 06/25/2028 •		246	224
5.049% due 09/25/2029 •		17	15
5.129% due 03/25/2028 ~		10	9
5.169% due 03/25/2028 •		3	3
6.709% due 12/25/2032 ~		101	90
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048		9,229	8,783
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~		17,000	12,994
3.795% due 04/15/2055 ~		45,800	41,068
4.071% due 03/15/2052		3,635	3,362
5.487% due 12/15/2023 •		39,210	37,603
Morgan Stanley Mortgage Loan Trust
2.677% due 06/25/2037 ~		2,604	1,492
2.915% due 07/25/2035 ~		159	138
2.980% due 11/25/2037 ~		6,672	4,371
3.572% due 07/25/2035 ^~		3,694	3,070
3.711% due 09/25/2035 ^~		1,395	517
4.146% due 06/25/2036 ~		8,324	6,314
4.386% due 06/25/2036 ~		80	76
4.649% due 03/25/2036 •		585	378
4.669% due 01/25/2036 ~		6,243	3,328
4.679% due 12/25/2035 •		17	13
4.699% due 01/25/2035 ~		3	2
4.709% due 01/25/2035 •		1,238	1,098
6.000% due 02/25/2036 ^		110	101
6.000% due 10/25/2037 ^		1,348	793
6.201% due 02/25/2047 þ		1,268	501
MortgageIT Mortgage Loan Trust
4.849% due 04/25/2036 •		3,093	2,839
4.889% due 09/25/2037 ~		5,012	4,432
5.169% due 02/25/2035 •		145	140
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		428	372
Natixis Commercial Mortgage Securities Trust 6.159% due 03/15/2035 •		6,000	5,843
New Orleans Hotel Trust 5.307% due 04/15/2032 •		2,790	2,656
New Residential Mortgage Loan Trust
2.500% due 06/25/2051 ~		11,003	8,844
3.000% due 03/25/2052 ~		40,786	34,186
New York Mortgage Trust 3.133% due 05/25/2036 ^~		2,593	2,210
Newgate Funding PLC
2.646% due 12/15/2050 •	EUR	44,208	44,130
3.839% due 12/01/2050 •	GBP	457	516
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.189% due 10/25/2035 ~		$45	28
5.077% due 02/25/2036 ^~		148	126

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.389% due 05/25/2035 ~		1,970	1,571
5.820% due 03/25/2047 þ		551	514
7.000% due 02/19/2030 ~		433	414
NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~		109,300	99,399
OBX Trust
2.500% due 10/25/2051 ~		66,638	53,811
3.000% due 01/25/2052 ~		117,862	98,790
3.000% due 02/25/2052 ~		18,391	15,415
Prime Mortgage Trust 4.789% due 02/25/2034 •		441	434
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	1,043
0.000% due 10/29/2054 (b)(h)		33,620	35,321
2.055% due 10/29/2054 •		140,880	150,734
2.505% due 10/29/2054 •		20,861	22,320
2.705% due 10/29/2054 •		15,172	16,232
3.355% due 10/29/2054 •		11,379	12,171
4.605% due 10/29/2054 ~		9,482	10,137
RBSGC Mortgage Loan Trust
4.769% due 12/25/2034 ~		$15,669	14,005
5.750% due 04/25/2035		6,823	5,799
RBSSP Resecuritization Trust
2.460% due 08/27/2037 •		831	807
3.395% due 09/27/2037 •		9,301	8,026
4.000% due 10/26/2037		6,663	5,337
4.346% due 02/27/2037 •		1,680	1,545
4.609% due 10/27/2036 •		1,340	1,227
Regal Trust 2.605% due 09/29/2031 •		9	9
Residential Accredit Loans, Inc. Trust
3.408% due 09/25/2045 •		181	158
3.642% due 04/25/2035 ~		114	110
3.732% due 08/25/2035 ^~		1,260	487
4.649% due 02/25/2037 ~		140	323
4.669% due 01/25/2037 •		1,028	1,045
4.689% due 08/25/2035 •		205	155
4.689% due 02/25/2037 •		1,372	1,193
4.719% due 03/25/2037 ~		997	220
4.749% due 05/25/2036 •		6,528	5,580
4.749% due 09/25/2036 ~		1,284	1,141
4.759% due 12/25/2036 ~		16	13
4.769% due 07/25/2036 ~		1,816	1,593
4.769% due 08/25/2036 ^~		2,309	2,209
4.769% due 09/25/2036 ^•		27	25
4.789% due 11/25/2036 ^~		750	550
4.809% due 06/25/2037 ~		950	853
4.929% due 02/25/2046 ^~		1,038	663
5.092% due 02/25/2036 ^~		705	553
5.250% due 03/27/2023		23	25
6.000% due 08/25/2036 ^		944	740
6.000% due 09/25/2036 ^		906	699
6.000% due 09/25/2036		793	612
6.000% due 11/25/2036 ^		995	804
6.000% due 01/25/2037 ^		6	4
6.250% due 03/25/2037 ^		845	640
6.500% due 07/25/2037 ^		300	240
6.500% due 09/25/2037 ^		1,041	823
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		94	95
Residential Asset Securitization Trust
5.500% due 08/25/2034		48	46
5.750% due 02/25/2036 ^		522	201
6.000% due 04/25/2037 ^		196	113
6.000% due 05/25/2037 ^		116	68
6.000% due 07/25/2037 ^		1,084	438
6.250% due 08/25/2036		68	46
6.250% due 11/25/2036 ^		1,771	703
6.250% due 09/25/2037 ^		1,933	779
6.500% due 08/25/2036		1,325	431
6.500% due 09/25/2036 ^		1,091	422
Residential Funding Mortgage Securities, Inc. Trust
4.307% due 02/25/2036 ^~		1,021	872
4.412% due 02/25/2037 ~		1,651	1,147
4.545% due 07/27/2037 ^~		4,001	3,157
5.500% due 12/25/2034		147	132
6.000% due 06/25/2036 ^		554	461
6.000% due 07/25/2036 ^		557	454
6.000% due 10/25/2036 ^		5,033	4,007
6.000% due 06/25/2037 ^		258	191
6.500% due 03/25/2032		59	57
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	17,165	20,676
RESIMAC Bastille Trust
4.822% due 02/03/2053 ~		$4,499	4,451
5.022% due 12/05/2059 ~		15	15

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Resloc UK PLC 3.742% due 12/15/2043 •	GBP	1,807	1,986
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)		5,378	2,881
0.010% due 08/20/2056 «		8,063	9,392
0.070% due 08/28/2056 ~		714	1
4.011% due 08/28/2056 •		234,404	278,126
4.211% due 08/28/2056 ~		25,858	30,220
5.611% due 08/28/2056 ~		3,754	4,269
6.311% due 08/28/2056 •		8,831	10,455
6.561% due 08/28/2056 •		5,255	6,007
7.611% due 08/28/2056 •		3,003	3,437
RMAC Securities PLC
2.140% due 06/12/2044 •	EUR	1,396	1,370
3.656% due 06/12/2044 •	GBP	19,953	22,378
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	61,094
1.000% due 09/28/2055 ~		15,864	14,459
2.725% due 09/28/2055 •		526,472	559,621
2.875% due 09/28/2055 ~		62,548	66,134
3.125% due 09/28/2055 ~		42,646	44,981
3.625% due 09/28/2055 •		25,587	26,874
4.375% due 09/28/2055 ~		42,646	44,452
Sequoia Mortgage Trust
2.976% due 01/20/2047 ^~		$859	579
3.182% due 09/20/2046 ^~		1,668	1,155
4.168% due 09/20/2033 •		120	114
4.201% due 01/20/2047 ^~		1,175	908
4.753% due 07/20/2036 •		20	17
4.773% due 06/20/2036 ~		542	500
5.013% due 06/20/2033 ~		3	3
5.053% due 07/20/2033 ~		65	59
5.113% due 10/20/2027 ~		16	15
5.153% due 10/20/2027 •		173	166
5.215% due 05/20/2034 ~		206	204
5.235% due 05/20/2034 ~		166	154
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~		34,140	31,383
SREIT Trust 5.018% due 10/15/2038 ~		200	192
Starwood Mortgage Trust 5.176% due 11/15/2036 ~		17,500	16,891
Stratton Mortgage Funding PLC
3.826% due 07/20/2060 •	GBP	189,904	227,633
4.287% due 03/12/2052 •		2,486	2,993
Structured Adjustable Rate Mortgage Loan Trust
3.330% due 04/25/2036 ^~		$1,924	1,188
3.430% due 05/25/2036 ^~		1,572	1,370
3.448% due 01/25/2035 ^•		107	89
3.490% due 03/25/2036 ^~		321	237
3.530% due 11/25/2035 ^~		117	103
3.550% due 02/25/2036 ^~		1,010	807
3.565% due 01/25/2035 ~		99	98
3.678% due 08/25/2035 ~		23	19
3.720% due 02/25/2036 ^~		1,515	941
3.780% due 02/25/2034 ~		330	310
3.838% due 09/25/2035 ~		354	313
3.980% due 09/25/2034 ~		3	3
4.022% due 11/25/2036 ^~		1,860	1,561
4.024% due 02/25/2036 ^~		84	79
4.132% due 12/25/2035 ~		1,269	953
4.172% due 12/25/2035 ~		598	347
4.527% due 12/25/2034 ~		19	19
4.689% due 09/25/2034 •		907	782
4.689% due 10/25/2035 •		4	4
4.689% due 08/25/2036 ^•		2,442	1,716
6.709% due 10/25/2037 ^~		428	377
Structured Asset Mortgage Investments Trust
1.567% due 02/25/2036 ^•		4,334	3,445
3.448% due 12/25/2035 ^•		1,028	810
3.905% due 06/25/2029 ~		6	7
4.649% due 03/25/2037 ~		1,072	361
4.729% due 03/25/2037 ^~		177	50
4.769% due 06/25/2036 ~		388	371
4.769% due 07/25/2046 ^~		471	352
4.809% due 04/25/2036 •		249	214
4.809% due 05/25/2036 •		48	36
4.829% due 05/25/2046 •		7,377	2,209
4.839% due 07/19/2035 •		922	814
4.839% due 07/19/2035 ~		655	585
4.849% due 02/25/2036 ^•		75	65
4.999% due 09/19/2032 ~		634	603
5.009% due 12/25/2035 ^~		1,351	1,074
5.039% due 01/19/2034 ~		107	101
5.179% due 10/19/2033 ~		241	221
5.239% due 05/25/2047 ~		7,263	5,734

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Structured Asset Securities Corp. 4.042% due 04/15/2027 ~		7	7
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,369	1,381
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.783% due 07/25/2033 ~		10	9
4.111% due 11/25/2033 ~		31	29
4.138% due 01/25/2034 ~		565	538
4.616% due 03/25/2033 ~		308	300
4.947% due 06/25/2034 þ		58	54
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,418	844
SunTrust Adjustable Rate Mortgage Loan Trust
2.278% due 04/25/2037 ^~		215	130
3.232% due 02/25/2037 ^~		177	154
3.504% due 01/25/2037 ^~		1,504	1,129
3.655% due 10/25/2037 ~		419	326
SunTrust Alternative Loan Trust
5.039% due 12/25/2035 ^~		1,401	1,188
5.750% due 12/25/2035 ^		919	778
6.000% due 04/25/2036 ^		348	169
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ		486	155
6.470% due 09/25/2036 ^þ		5,583	189
6.500% due 07/25/2036		4,581	1,128
6.515% due 07/25/2037 þ		807	320
Thornburg Mortgage Securities Trust
2.994% due 09/25/2037 ~		1,104	1,064
3.433% due 10/25/2046 ~		28,633	26,688
3.454% due 10/25/2043 ~		170	155
3.653% due 07/25/2036 •		21,908	18,105
3.851% due 09/25/2047 ~		22,860	17,759
4.716% due 12/25/2033 •		197	186
6.666% due 06/25/2047 ^•		15,534	13,602
6.716% due 03/25/2037 ^•		7,420	6,179
Towd Point Mortgage Funding
3.826% due 07/20/2045 •	GBP	4,903	5,864
3.826% due 07/20/2045 ~		6,448	7,712
4.171% due 05/20/2045 •		13,511	16,090
Towd Point Mortgage Trust 2.710% due 01/25/2060 ~		$1,299	1,197
Trinity Square PLC 3.729% due 07/15/2059 ~	GBP	133,474	159,497
TTAN 5.168% due 03/15/2038 ~		$892	865
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,611
4.296% due 08/15/2051		5,975	5,634
4.313% due 05/15/2051		10,000	9,501
4.334% due 10/15/2051		17,486	16,596
UWM Mortgage Trust
2.500% due 11/25/2051 ~		206,178	166,492
2.500% due 12/25/2051 ~		91,045	73,062
3.000% due 01/25/2052 ~		65,549	54,942
4.471% due 11/25/2051 ~		2,192	2,014
VASA Trust 5.218% due 07/15/2039 •		3,400	3,143
Wachovia Mortgage Loan Trust LLC
3.454% due 08/20/2035 ^~		708	634
4.103% due 10/20/2035 ~		3	3
4.182% due 10/20/2035 ~		110	102
WaMu Mortgage Pass-Through Certificates Trust
2.737% due 05/25/2046 ~		166	138
2.766% due 04/25/2037 ^~		1,469	1,279
2.808% due 04/25/2047 •		5,444	4,719
2.810% due 08/25/2035 ~		126	110
2.818% due 05/25/2047 •		7,100	5,630
2.839% due 02/25/2037 ^~		2,783	2,384
2.846% due 07/25/2047 ^~		1,950	1,645
2.868% due 03/25/2035 ~		554	535
2.987% due 04/25/2035 ~		1,809	1,660
3.030% due 12/25/2046 •		4,243	3,955
3.048% due 08/25/2046 ~		61	56
3.093% due 02/25/2037 ^~		3,581	3,198
3.127% due 04/25/2037 ^~		497	452
3.143% due 05/25/2037 ^~		54	44
3.211% due 02/25/2037 ^~		284	255
3.222% due 03/25/2036 ^~		8,778	7,678
3.266% due 02/25/2037 ^~		7,220	6,392
3.293% due 03/25/2037 ~		8,617	7,778
3.311% due 05/25/2035 ~		7,295	7,097
3.329% due 11/25/2036 ^~		13	11
3.342% due 05/25/2037 ^~		780	680
3.372% due 12/25/2036 ^~		4,249	3,765
3.401% due 01/25/2036 ^~		2,306	2,216
3.448% due 06/25/2042 ~		150	135

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

3.510% due 12/25/2036 ^~		36	31
3.526% due 08/25/2036 ~		5,713	5,058
3.548% due 10/25/2046 ~		4,588	4,071
3.600% due 12/25/2036 ^~		5,292	4,526
3.683% due 08/25/2036 ^~		80	73
3.738% due 09/25/2036 ^~		2,678	2,417
3.758% due 08/25/2036 ^~		625	559
3.770% due 12/25/2035 ~		835	756
3.784% due 08/25/2046 ^~		4,297	3,755
3.813% due 10/25/2035 ~		285	261
3.833% due 09/25/2035 ~		5,966	5,292
3.836% due 12/25/2035 ~		5,031	4,531
3.864% due 07/25/2037 ^~		160	147
3.897% due 08/25/2034 ~		99	93
4.124% due 09/25/2033 ~		244	225
4.180% due 09/25/2033 ~		15	13
4.343% due 01/25/2033 ~		53	49
4.929% due 12/25/2045 •		220	204
4.969% due 07/25/2045 ~		135	124
5.129% due 11/25/2034 •		363	328
5.209% due 11/25/2045 ~		151	132
5.209% due 12/25/2045 •		128	113
5.369% due 11/25/2034 •		176	160
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	4	18,311
4.387% (SONIO/N + 0.950%) due 12/21/2049 ~		121,142	146,452
5.087% due 12/21/2049 ~		23,296	28,163
5.587% (SONIO/N + 2.150%) due 12/21/2049 ~		11,648	14,081
6.087% due 12/21/2049 •		6,656	8,046
6.587% due 12/21/2049 •		6,656	8,046
Washington Mutual Mortgage Pass-Through Certificates Trust
1.770% due 02/25/2031 ~		$1	1
3.018% due 05/25/2046 ^•		2,388	1,891
3.269% due 05/25/2033 ~		91	84
3.984% due 06/25/2033 ~		749	701
4.051% due 09/25/2036 ^þ		2,935	859
4.709% due 02/25/2037 ^•		7,571	6,222
4.839% due 04/25/2035 •		3,973	3,258
5.500% due 11/25/2035 ^		368	329
5.500% due 06/25/2037 ^		535	488
6.000% due 04/25/2036 ^		1,131	955
6.768% due 07/25/2036 þ		1,167	297
6.949% due 07/25/2036 ^þ		1,993	508
Wells Fargo Alternative Loan Trust 3.563% due 07/25/2037 ^~		507	445
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	7,986
3.311% due 06/15/2052		8,800	7,838
3.472% due 11/15/2050		10,070	9,278
3.615% due 12/15/2049		9,083	8,770
3.749% due 06/15/2036 ~		500	429
3.862% due 12/15/2039		41,000	36,463
4.023% due 03/15/2052		33,712	31,501
4.442% due 09/15/2061		4,000	3,833
Wells Fargo Mortgage-Backed Securities Trust
2.823% due 03/25/2036 ~		30	27
2.879% due 04/25/2036 ~		667	623
3.671% due 07/25/2034 ~		3	3
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	5,403

Total Non-Agency Mortgage-Backed Securities (Cost $10,007,849)			8,917,659

ASSET-BACKED SECURITIES 14.2%
522 Funding CLO Ltd. 5.283% due 10/20/2031 •		36,000	35,367
Aames Mortgage Investment Trust 5.169% due 10/25/2035 •		1,859	1,820
ACAS CLO Ltd. 5.084% due 10/18/2028 •		58,961	58,224
Accredited Mortgage Loan Trust 4.655% due 01/25/2035 ~		445	409
ACE Securities Corp. Home Equity Loan Trust
4.499% due 12/25/2036 ~		5,377	1,564
4.509% due 10/25/2036 ~		9	4
4.549% due 08/25/2036 ^•		4,728	1,265
4.589% due 12/25/2036 •		20,730	6,058
4.609% due 08/25/2036 ^•		6,075	1,631
5.049% due 11/25/2035 ~		2,823	2,822
5.214% due 12/25/2045 ^~		3,363	2,596
5.319% due 02/25/2036 ^•		1,363	1,289
5.364% due 11/25/2033 ~		1,198	1,140
5.364% due 12/25/2034 •		210	191
5.364% due 07/25/2035 •		440	438
5.439% due 08/25/2045 •		908	902
6.189% due 10/25/2032 ~		54	59

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

ACREC Ltd. 5.476% due 10/16/2036 ~		24,000	23,136
Adagio CLO DAC 2.098% due 10/15/2031 •	EUR	4,800	5,008
Aegis Asset-Backed Securities Trust
5.034% due 12/25/2035 ~		$3,300	3,095
5.109% due 06/25/2035 •		2,967	2,738
AIMCO CLO 5.099% (US0003M + 1.020%) due 04/17/2031 ~		2,500	2,464
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		3,714	3,688
American Money Management Corp. CLO Ltd.
4.949% due 04/17/2029 ~		19,206	19,113
4.991% due 04/14/2029 •		984	978
5.542% due 11/10/2030 •		25,800	25,427
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.965% due 05/25/2034 ^þ		686	615
4.478% due 11/25/2032 ^•		2,373	2,294
5.169% due 05/25/2034 •		523	517
5.259% due 07/25/2034 ~		102	100
Amortizing Residential Collateral Trust 5.424% due 07/25/2032 •		15	15
Anchorage Capital CLO Ltd.
5.129% due 07/15/2030 ~		81,510	80,404
5.219% due 07/15/2032 •		7,900	7,704
5.465% due 07/22/2032 ~		18,800	18,395
Apex Credit CLO Ltd. 5.736% due 09/20/2029 ~		15,581	15,329
Apidos CLO
5.009% due 07/17/2030 ~		61,750	61,089
5.094% due 07/18/2029 •		31,000	30,635
5.193% due 10/20/2030 •		1,700	1,674
5.253% due 04/20/2031 •		2,100	2,070
Apres Static CLO Ltd. 5.149% due 10/15/2028 ~		9,481	9,371
Arbor Realty Commercial Real Estate Notes Ltd.
5.257% due 01/15/2037 •		128,400	125,126
5.668% due 11/15/2036 •		75,250	72,767
AREIT Trust
5.076% due 01/16/2037 ~		15,021	14,354
5.419% due 11/17/2038 ~		20,116	19,258
6.567% due 06/17/2039 ~		34,800	34,546
Ares CLO Ltd.
4.949% due 01/15/2029 ~		32,114	31,699
5.129% due 01/15/2032 ~		27,700	27,099
5.244% due 04/18/2031 •		2,800	2,751
5.375% due 04/22/2031 •		31,900	31,365
Ares European CLO DAC
2.038% due 10/15/2030 ~	EUR	22,231	23,226
2.158% due 10/15/2031 •		28,550	29,622
2.306% due 04/20/2032 ~		17,100	17,780
Argent Securities Trust
4.499% due 09/25/2036 •		$4,031	1,346
4.539% due 09/25/2036 •		20,811	6,951
4.689% due 06/25/2036 ~		18,013	5,078
4.769% due 03/25/2036 ~		5,584	2,985
4.929% due 05/25/2036 •		23,003	5,819
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.029% due 01/25/2036 •		9,052	7,895
5.514% due 11/25/2034 ~		2,861	2,795
Armada Euro CLO DAC 2.098% due 07/15/2031 •	EUR	29,700	30,885
Asset-Backed Funding Certificates Trust
4.815% due 12/25/2030 •		$545	522
5.439% due 03/25/2034 ^•		1,277	1,206
5.484% due 05/25/2032 ~		207	207
Asset-Backed Securities Corp. Home Equity Loan Trust
4.469% due 05/25/2037 ~		160	111
4.769% due 10/25/2034 •		1	1
5.668% due 04/15/2033 ~		810	788
7.543% due 08/15/2032 ~		4,253	3,904
Atlas Senior Loan Fund Ltd.
5.229% due 01/16/2030 •		20,332	20,117
5.405% due 04/22/2031 •		3,000	2,922
5.480% due 11/17/2027 ~		3,229	3,201
Atrium Corp. 5.505% due 11/21/2030 ~		5,475	5,398
Bain Capital Credit CLO Ltd. 5.213% due 07/20/2030 ~		12,497	12,361
Bain Capital Euro DAC 2.196% due 01/20/2032 •	EUR	20,000	20,858
Barings CLO Ltd.
5.193% due 07/20/2029 •		$839	832
5.433% due 10/20/2030 •		3,484	3,446
BDS Ltd.
5.689% due 12/16/2036 ~		17,500	16,979

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

6.121% due 03/19/2039 ~		70,609	68,730
6.461% due 08/19/2038 ~		1,300	1,281
Bear Stearns Asset-Backed Securities Trust
3.601% due 06/25/2043 ~		245	218
3.644% due 07/25/2036 ~		15	15
3.847% due 10/25/2036 ~		632	380
4.559% due 12/25/2036 ^~		2,541	3,083
4.629% due 06/25/2047 •		1,661	1,657
5.029% due 12/25/2034 •		1	1
5.037% due 06/25/2035 •		7,306	6,910
5.049% due 10/25/2032 •		365	359
5.189% due 10/27/2032 ~		422	411
5.289% due 12/25/2042 ~		7	7
5.389% due 10/25/2037 ~		8	8
5.389% due 11/25/2042 •		98	96
5.439% due 08/25/2037 •		4,212	3,769
5.514% due 02/25/2035 •		1,721	1,710
Benefit Street Partners CLO Ltd.
5.029% due 10/15/2030 •		7,800	7,701
5.109% due 01/17/2032 ~		16,850	16,499
5.429% due 01/15/2033 ~		8,550	8,395
Birch Grove CLO Ltd. 5.899% due 06/15/2031 ~		50,600	49,789
Black Diamond CLO DAC
2.316% due 01/20/2032 ~	EUR	1,446	1,514
2.778% due 05/15/2032 •		8,400	8,718
Blackrock European CLO DAC 1.998% due 10/15/2031 ~		20,700	21,486
BlueMountain Fuji EUR CLO III DAC
1.050% due 01/15/2031		500	482
2.098% due 01/15/2031 ~		18,491	19,256
BlueMountain Fuji Eur CLO V DAC 2.288% due 01/15/2033 ~		10,150	10,464
BNPP AM Euro CLO DAC
1.978% due 04/15/2031 ~		3,100	3,217
2.322% due 07/22/2032 ~		17,330	17,976
Bosphorus CLO DAC 2.866% due 12/15/2030 •		965	1,008
BPCRE Holder LLC 6.725% due 01/16/2037 •		$12,300	12,138
Brightspire Capital Ltd. 5.489% due 08/19/2038 ~		9,600	9,273
BSPDF Issuer Ltd. 5.518% due 10/15/2036 •		10,300	9,860
BSPRT Issuer Ltd.
5.638% due 12/15/2038 •		1,600	1,538
6.632% due 07/15/2039 •		76,200	74,558
Cairn CLO DAC
2.158% due 10/15/2031 ~	EUR	26,200	27,454
2.178% due 04/30/2031 ~		12,729	13,291
Capital Four U.S. CLO Ltd. 5.814% due 10/20/2030 ~		$37,000	36,922
Carbone CLO Ltd. 5.383% due 01/20/2031 •		7,600	7,497
Carlyle Euro CLO DAC
2.078% due 01/15/2031 ~	EUR	32,385	33,828
2.428% due 08/15/2030 •		1,196	1,249
Carlyle Global Market Strategies CLO Ltd.
5.049% due 04/17/2031 •		$3,788	3,738
5.405% due 04/22/2032 ~		1,700	1,667
5.600% due 08/14/2030 ~		90,992	90,007
Carlyle Global Market Strategies Euro CLO DAC 2.548% due 11/15/2031 ~	EUR	25,400	26,349
Carlyle U.S. CLO Ltd.
5.243% due 04/20/2031 •		$33,000	32,474
5.263% due 04/20/2031 •		4,155	4,082
Carmax Auto Owner Trust
3.810% due 09/15/2025		2,500	2,478
4.578% due 09/15/2025 •		7,500	7,514
Carrington Mortgage Loan Trust
4.549% due 10/25/2036 •		3,331	2,718
4.639% due 10/25/2036 •		3,903	3,184
4.649% due 02/25/2037 ~		39,580	35,565
5.363% due 10/20/2029 •		36,946	36,502
5.493% due 07/20/2030 •		3,588	3,553
Carvana Auto Receivables Trust
2.570% due 05/12/2025		37,699	37,349
3.330% due 07/10/2025		20,365	20,209
Catamaran CLO Ltd. 5.425% due 04/22/2030 •		18,903	18,633
CDC Mortgage Capital Trust 5.184% due 07/25/2034 •		566	584
Cent CLO Ltd. 5.328% due 07/27/2030 ~		1,793	1,765
Chase Funding Trust
4.576% due 02/25/2033 •		36	34

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.029% due 08/25/2032 ~		444	418
5.049% due 11/25/2032 ~		5	5
CIFC Funding Ltd.
5.193% due 04/20/2030 •		596	588
5.259% due 11/16/2030 •		1,380	1,367
5.275% due 10/24/2030 ~		89,550	88,658
5.288% due 04/23/2029 •		1,172	1,161
5.375% due 04/24/2030 ~		1,796	1,777
CIT Group Home Equity Loan Trust 5.439% due 09/25/2030 ~		676	658
CIT Mortgage Loan Trust 5.739% due 10/25/2037 •		2,460	2,448
Citigroup Mortgage Loan Trust
4.249% due 10/25/2037 þ		1,739	1,608
4.549% due 12/25/2036 ~		8,341	4,702
4.559% due 07/25/2045 ~		7,284	5,227
4.579% due 05/25/2037 •		9,057	6,049
4.649% due 07/25/2045 •		3,391	2,440
4.659% due 05/25/2037 •		7,020	6,916
4.889% due 08/25/2036 ~		12,892	12,464
5.064% due 11/25/2045 •		88	87
5.124% due 09/25/2035 ^•		3,643	3,594
5.764% due 01/25/2037 ^þ		851	419
6.851% due 05/25/2036 ^þ		2,193	813
CLNC Ltd. 5.689% due 08/20/2035 •		15,916	15,641
Commonbond Student Loan Trust 2.550% due 05/25/2041		2,159	2,009
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		144	146
Countrywide Asset-Backed Certificates
4.789% due 08/25/2034 •		391	360
5.069% due 12/25/2036 ^•		344	255
5.129% due 05/25/2032 •		6	6
Countrywide Asset-Backed Certificates Trust
3.209% due 03/25/2036 •		1,998	1,954
3.363% due 04/25/2035 •		1,461	1,424
4.106% due 01/25/2037 •		1,242	1,227
4.235% due 12/25/2034 ~		104	103
4.483% due 10/25/2032 ^~		1,566	1,511
4.529% due 07/25/2037 ^•		1,320	1,294
4.529% due 08/25/2037 ~		153	150
4.529% due 08/25/2037 ^~		10,652	9,214
4.549% due 09/25/2046 •		194	193
4.569% due 11/25/2047 ^•		1,505	1,450
4.609% due 09/25/2037 ^•		1,378	1,415
4.609% due 09/25/2047 ^•		13,678	13,036
4.619% due 10/25/2047 •		1,942	1,909
4.669% due 02/25/2037 •		7,138	6,711
4.669% due 03/25/2037 •		2,560	2,454
4.889% due 10/25/2034 •		1,499	1,409
4.969% due 08/25/2036 •		117	117
4.974% due 06/25/2036 ~		2,600	2,439
5.079% due 05/25/2036 ~		6,898	6,812
5.129% due 12/25/2034 •		1,540	1,460
5.189% due 08/25/2047 ~		2,660	2,647
5.289% due 11/25/2034 •		197	187
5.349% due 02/25/2036 •		9,154	8,917
5.583% due 08/25/2035 ~		17,821	16,332
5.859% due 10/25/2046 ^~		1,099	1,114
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 •		68,100	67,919
Credit Suisse First Boston Mortgage Securities Corp.
3.988% due 08/25/2032 ~		1,429	1,349
6.039% due 05/25/2043 •		73	73
Credit-Based Asset Servicing & Securitization LLC
4.164% due 07/25/2037 ~		245	163
6.780% due 05/25/2035 þ		809	716
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.241% due 03/25/2037 ^þ		4,653	1,782
Credit-Based Asset Servicing & Securitization Trust
2.964% due 04/25/2037 ~		716	453
4.509% due 11/25/2036 •		83	40
4.689% due 11/25/2036 ~		8,032	3,830
Crestline Denali CLO Ltd.
5.273% due 04/20/2030 •		44,571	44,014
5.465% due 10/23/2031 ~		45,390	44,541
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,355	297
6.220% due 09/25/2036 ^þ		1,759	592
6.672% due 06/25/2036 ^þ		1,517	453
CVC Cordatus Loan Fund DAC
2.028% due 10/15/2031 ~	EUR	44,525	46,286
2.578% due 08/15/2032 •		2,700	2,818
2.676% due 09/15/2031 ~		5,035	5,245

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Dell Equipment Finance Trust 2.110% due 08/23/2027		$29,682	29,293
Delta Funding Home Equity Loan Trust 5.138% due 09/15/2029 ~		105	98
Denali Capital CLO Ltd. 5.129% due 04/15/2031 •		3,745	3,679
Dryden CLO Ltd.
5.069% due 01/17/2032 •		3,000	2,948
5.129% due 07/15/2031 •		15,300	15,038
Dryden Euro CLO DAC
2.038% due 04/15/2033 •	EUR	37,675	39,128
2.622% due 05/15/2034 •		24,200	25,177
Dryden Senior Loan Fund
5.059% due 04/15/2028 ~		$11,821	11,710
5.099% due 04/15/2029 ~		2,830	2,800
5.806% due 08/15/2030 •		1,493	1,479
Elevation CLO Ltd. 5.308% due 10/25/2030 •		70,000	68,749
EMC Mortgage Loan Trust 5.129% due 05/25/2040 •		15	14
EquiFirst Mortgage Loan Trust 5.139% due 01/25/2034 •		11	10
Euro-Galaxy CLO DAC 2.122% due 04/24/2034 ~	EUR	26,575	27,592
Fieldstone Mortgage Investment Trust
4.336% due 11/25/2036 ~		$8,413	4,956
4.769% due 05/25/2036 ~		6,759	4,638
Finance America Mortgage Loan Trust 5.289% due 08/25/2034 ~		260	238
First Franklin Mortgage Loan Trust
4.699% due 10/25/2036 ~		6,000	4,751
4.709% due 04/25/2036 •		2,584	2,496
4.869% due 08/25/2036 ~		2,643	2,461
4.869% due 10/25/2036 •		3,673	2,518
5.589% due 01/25/2035 •		1,989	1,961
5.814% due 10/25/2034 ~		755	742
First NLC Trust
1.286% due 05/25/2035 •		1,100	921
4.529% due 08/25/2037 ~		2,517	1,193
4.669% due 08/25/2037 •		2,612	1,238
Flagship Credit Auto Trust
3.280% due 08/15/2025		1,366	1,353
4.030% due 12/15/2026		15,202	14,777
Fortress Credit Investments Ltd. 5.761% due 02/23/2039 ~		112,200	108,063
Fremont Home Loan Trust
4.449% due 01/25/2037 •		28	13
4.519% due 11/25/2036 •		37,914	14,146
4.539% due 01/25/2037 ~		12,336	5,635
4.589% due 08/25/2036 ~		362	125
4.709% due 08/25/2036 ~		7,408	2,569
4.729% due 02/25/2037 ~		43,938	15,715
4.869% due 02/25/2037 ~		16,685	6,008
4.889% due 05/25/2036 ~		10,620	6,202
4.929% due 04/25/2036 •		3,002	2,599
5.049% due 01/25/2036 •		10,177	9,428
5.124% due 07/25/2035 ~		99	98
5.319% due 07/25/2034 •		91	90
5.454% due 06/25/2035 •		4,748	4,523
FS Rialto Issuer LLC 5.708% due 01/19/2039 •		68,700	67,052
Galaxy CLO Ltd.
5.049% due 10/15/2030 •		42,700	41,762
5.664% due 05/16/2031 •		12,500	12,267
Gallatin CLO Ltd.
5.169% due 07/15/2031 ~		27,130	26,662
5.328% due 01/21/2028 •		201	199
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	95,189	62,083
GE-WMC Mortgage Securities Trust 4.469% due 08/25/2036 •		$5	2
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		15,673	15,459
3.550% due 01/15/2026		51,283	50,698
4.590% due 05/15/2026		25,300	25,152
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025		12,039	11,908
GMACM Home Equity Loan Trust 7.000% due 09/25/2037 ~		11	9
GoldenTree Loan Management EUR CLO DAC 2.356% due 01/20/2032 •	EUR	2,000	2,071
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		$69,850	68,996
GoldenTree Loan Opportunities Ltd. 5.525% due 10/29/2029 ~		1,744	1,730

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		8,909	6,358
4.000% due 04/20/2049		17,265	14,076
GPMT Ltd. 5.589% due 07/16/2035 •		19,321	18,961
Greystone Commercial Real Estate Notes Ltd. 5.498% due 09/15/2037 •		871	858
GSAA Home Equity Trust
3.285% due 03/25/2036 ~		4,577	2,042
4.529% due 03/25/2036 •		42	16
4.589% due 03/25/2037 ~		526	161
4.629% due 04/25/2047 ~		1,519	1,408
4.629% due 05/25/2047 •		2,962	1,916
4.729% due 09/25/2036 ~		8,712	2,140
4.749% due 05/25/2036 ~		13,536	3,452
4.749% due 07/25/2037 •		631	592
4.989% due 03/25/2037 •		1,894	796
4.989% due 05/25/2047 •		168	113
5.289% due 08/25/2037 ~		814	786
GSAMP Trust
4.479% due 01/25/2037 •		2,804	1,704
4.509% due 12/25/2036 •		5,625	2,815
4.569% due 11/25/2035 •		363	41
4.629% due 08/25/2036 •		1,536	1,232
4.709% due 05/25/2046 •		5	5
4.869% due 06/25/2036 •		3,780	2,029
4.929% due 04/25/2036 •		3,422	2,208
5.439% due 06/25/2034 ~		453	414
5.709% due 12/25/2034 ^~		1,012	818
6.039% due 10/25/2034 •		132	126
6.264% due 03/25/2034 ^~		2,250	1,973
Halseypoint CLO Ltd.
5.343% due 07/20/2031 ~		40,129	39,511
5.865% due 11/30/2032 ~		5,700	5,628
Harvest CLO DAC
1.040% due 07/15/2031	EUR	3,300	3,191
2.018% due 10/15/2031 •		27,800	28,927
2.136% due 10/20/2031 •		35,000	36,387
2.138% due 07/15/2031 •		29,100	30,083
2.228% due 01/15/2032 •		11,400	11,824
2.775% due 06/26/2030 ~		21,134	22,122
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		$15,500	15,119
3.730% due 09/25/2026		14,900	14,254
3.890% due 09/25/2028		31,800	29,423
HGI CRE CLO Ltd. 5.508% due 04/20/2037 ~		28,800	28,351
Home Equity Asset Trust
4.989% due 11/25/2032 ~		154	129
5.484% due 05/25/2035 •		1,160	1,139
Home Equity Loan Trust 4.619% due 04/25/2037 •		4,157	4,004
Home Equity Mortgage Loan Asset-Backed Trust
4.509% due 04/25/2037 ~		985	687
4.599% due 04/25/2037 ~		3,168	2,208
HSI Asset Loan Obligation Trust 4.136% due 12/25/2036 •		94	32
HSI Asset Securitization Corp. Trust
4.489% due 10/25/2036 •		141	57
4.609% due 12/25/2036 ~		498	136
4.729% due 12/25/2036 ~		4,540	1,231
5.169% due 11/25/2035 ~		2,773	2,472
ICG U.S. CLO Ltd. 5.405% due 07/22/2031 •		1,200	1,174
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~		7	7
7.310% due 11/20/2028		4	4
7.520% due 08/20/2028		4	4
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.127% due 10/25/2033 ~		163	162
IXIS Real Estate Capital Trust 5.019% due 02/25/2036 •		129	135
Jamestown CLO Ltd.
5.111% due 07/14/2031 •		2,500	2,457
5.419% due 04/15/2033 •		12,400	12,196
JP Morgan Mortgage Acquisition Corp. 2.808% due 10/25/2035 ^~		2,527	2,449
JP Morgan Mortgage Acquisition Trust
3.773% due 07/25/2036 ~		3,126	3,046
4.549% due 08/25/2036 •		197	89
4.579% due 03/25/2047 ~		4,716	4,664
4.609% due 08/25/2036 •		22	15
4.629% due 08/25/2036 •		1,208	1,179
4.649% due 03/25/2037 •		2,346	2,284
4.709% due 07/25/2036 ^~		5,387	1,559
6.337% due 08/25/2036 ^þ		1,650	995

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Jubilee CLO DAC
1.978% due 04/15/2030 ~	EUR	10,400	10,893
1.988% due 04/15/2030 •		2,150	2,250
2.028% due 04/15/2031 •		31,950	33,084
KKR CLO Ltd.
5.029% due 07/15/2030 •		$60,124	59,032
5.134% due 07/18/2030 ~		19,452	19,272
KREF Ltd. 5.771% due 02/17/2039 •		62,200	60,040
Laurelin DAC 2.176% due 10/20/2031 •	EUR	33,200	34,455
LCCM Trust
5.518% due 12/13/2038 ~		$20,200	19,600
5.768% due 11/15/2038 ~		37,941	36,451
LCM LP
5.097% due 07/19/2027 ~		23,733	23,477
5.243% due 07/20/2030 •		31,977	31,499
5.283% due 10/20/2027 •		3,946	3,928
LCM Ltd.
5.063% due 07/20/2030 •		12,564	12,421
5.149% due 04/15/2031 ~		6,950	6,832
5.323% due 04/20/2031 ~		18,750	18,325
Lehman ABS Mortgage Loan Trust
4.479% due 06/25/2037 •		4,870	3,446
4.589% due 06/25/2037 ~		2,629	1,868
Lendmark Funding Trust 1.900% due 11/20/2031		750	638
LMREC LLC 5.436% due 04/22/2037 ~		12,310	12,195
LoanCore Issuer Ltd.
5.358% due 01/17/2037 ~		101,600	98,541
5.618% due 07/15/2036 •		2,400	2,312
5.618% due 11/15/2038 ~		80,900	77,363
Long Beach Mortgage Loan Trust
4.549% due 12/25/2036 ~		19,742	13,572
4.749% due 03/25/2046 ~		1,866	1,532
4.909% due 08/25/2045 •		4,986	4,757
4.949% due 10/25/2034 •		11	10
5.439% due 06/25/2035 •		6,518	6,312
5.664% due 02/25/2035 •		3,284	3,214
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036		1,600	1,490
Lument Finance Trust, Inc. 5.488% due 06/15/2039 ~		86,800	84,766
M360 Ltd. 5.861% due 11/22/2038 ~		35,125	34,604
Mackay Shields EURO CLO DAC 2.386% due 10/20/2032 •	EUR	4,200	4,335
Madison Park Euro Funding DAC 2.178% due 07/15/2032 ~		14,500	15,040
Madison Park Funding Ltd.
4.829% due 04/15/2029 ~		$1,627	1,610
5.278% due 07/21/2030 ~		8,396	8,290
5.328% due 04/25/2029 •		1,340	1,322
5.478% due 04/25/2032 •		11,500	11,319
Magnetite Ltd. 5.486% due 11/15/2028 ~		17,800	17,607
Man GLG Euro CLO DAC 2.058% due 10/15/2030 •	EUR	18,117	18,946
Marathon Static CLO Ltd. 5.070% due 07/20/2030 •		$14,100	14,003
Marble Point CLO Ltd.
5.119% due 10/15/2030 •		51,300	50,309
5.374% due 12/18/2030 ~		3,904	3,829
Massachusetts Educational Financing Authority 5.308% due 04/25/2038 •		717	714
MASTR Asset-Backed Securities Trust
4.439% due 01/25/2037 •		87	25
4.629% due 10/25/2036 •		5,034	4,481
4.689% due 08/25/2036 ~		4,347	1,764
4.869% due 03/25/2036 ~		5,739	4,053
5.139% due 10/25/2035 ^~		7,395	6,831
5.319% due 06/25/2035 ~		6,055	6,017
5.971% due 11/25/2035 þ		141	110
6.219% due 02/25/2036 þ		242	195
Merrill Lynch First Franklin Mortgage Loan Trust 4.729% due 04/25/2037 ~		2,337	929
Merrill Lynch Mortgage Investors Trust
4.509% due 11/25/2037 •		1,568	555
4.536% due 04/25/2037 ~		2,506	1,269
4.609% due 08/25/2037 •		7,728	4,097
4.629% due 02/25/2037 •		915	279
4.649% due 03/25/2037 ~		30,358	27,109
4.689% due 08/25/2037 •		32,363	17,216
4.689% due 11/25/2037 •		11,172	3,991
4.709% due 03/25/2037 ~		8,141	7,295

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

4.839% due 02/25/2047 •	15,295	9,250
4.869% due 08/25/2037 •	1,618	867
MESA Trust 4.816% due 12/25/2031 ~	59	59
MF1 LLC 6.956% due 09/17/2037 ~	27,600	27,496
MF1 Ltd.
5.176% due 02/19/2037 ~	26,050	25,096
5.419% due 10/16/2036 •	53,000	50,846
5.426% due 07/16/2036 •	7,000	6,720
6.150% due 11/15/2035 ~	49,277	48,647
6.471% due 06/19/2037 •	28,200	27,801
MF1 Multifamily Housing Mortgage Loan Trust 5.300% due 07/15/2036 ~	24,009	23,435
MidOcean Credit CLO
5.445% due 01/29/2030 •	45,212	44,690
5.725% due 02/20/2031 ~	46,700	45,910
MKS CLO Ltd. 5.243% due 07/20/2030 •	13,956	13,712
Morgan Stanley ABS Capital, Inc. Trust
4.449% due 12/25/2036 •	2,743	1,434
4.449% due 05/25/2037 ~	898	785
4.479% due 01/25/2037 ~	5,230	2,590
4.489% due 07/25/2036 •	135	54
4.489% due 11/25/2036 •	1,314	793
4.499% due 03/25/2037 •	6,043	2,730
4.529% due 11/25/2036 •	13,373	6,679
4.529% due 05/25/2037 ~	3,909	2,752
4.539% due 10/25/2036 ~	12,321	6,098
4.539% due 11/25/2036 •	14,532	8,776
4.539% due 12/25/2036 ~	1,896	992
4.569% due 03/25/2037 •	23,284	10,524
4.589% due 02/25/2037 ~	1,987	969
4.604% due 03/25/2037 ~	8,968	3,694
4.619% due 10/25/2036 •	1,474	732
4.619% due 11/25/2036 •	13,079	7,906
4.639% due 12/25/2036 •	8,226	4,302
4.639% due 05/25/2037 ~	1,608	1,413
4.649% due 02/25/2037 •	842	410
4.689% due 06/25/2036 ~	6,238	3,276
4.689% due 09/25/2036 ~	15,613	5,990
4.709% due 09/25/2036 ~	9,526	4,308
4.729% due 03/25/2037 ~	3,004	1,359
4.749% due 02/25/2037 •	3,860	1,309
4.889% due 08/25/2036 •	14,270	7,436
5.034% due 09/25/2035 ~	182	181
5.124% due 07/25/2035 ~	5,128	4,956
5.319% due 11/25/2034 •	2,723	2,681
5.389% due 03/25/2033 •	549	531
5.409% due 08/25/2034 •	42	39
Morgan Stanley Dean Witter Capital, Inc. Trust
5.664% due 09/25/2032 •	582	570
5.739% due 02/25/2033 •	432	423
Morgan Stanley Home Equity Loan Trust
4.489% due 12/25/2036 •	14,469	7,338
4.709% due 04/25/2036 •	4,527	3,236
Morgan Stanley IXIS Real Estate Capital Trust
4.439% due 11/25/2036 •	5	2
4.689% due 07/25/2036 •	8,254	3,565
4.849% due 07/25/2036 ~	25,311	10,960
Morgan Stanley Mortgage Loan Trust
4.549% due 11/25/2036 ~	3,386	1,056
4.629% due 04/25/2037 ~	4,841	1,446
4.849% due 02/25/2037 ~	443	121
5.109% due 04/25/2037 •	2,346	701
5.750% due 04/25/2037 ^~	593	301
6.000% due 02/25/2037 ^~	380	237
6.077% due 10/25/2046 ^þ	2,476	618
6.226% due 10/25/2036 ^þ	1,070	331
6.459% due 11/25/2036 ^~	1,729	667
Mosaic Solar Loan Trust 2.640% due 01/20/2053	21,731	18,128
Mountain View CLO LLC 5.119% due 01/16/2031 •	2,300	2,264
Navient Private Education Loan Trust 3.610% due 12/15/2059	4,816	4,675
Nelnet Student Loan Trust 4.989% due 03/25/2030 •	988	986
Neuberger Berman CLO Ltd. 5.283% due 04/20/2031 ~	2,400	2,360
New Century Home Equity Loan Trust
5.064% due 03/25/2035 •	1,610	1,575
5.109% due 10/25/2035 ~	1,305	1,264
5.169% due 03/25/2035 •	509	468
5.274% due 05/25/2034 •	734	703
7.389% due 01/25/2033 ^•	1,687	1,431

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Newark BSL CLO Ltd. 5.458% due 12/21/2029 •		5,481	5,418
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.719% due 10/25/2036 ^•		21,132	4,786
4.789% due 02/25/2037 ^~		1,882	598
6.032% due 10/25/2036 ^þ		2,733	689
NovaStar Mortgage Funding Trust
4.489% due 01/25/2037 •		3,723	1,327
4.539% due 03/25/2037 •		3,877	1,389
4.569% due 03/25/2037 •		3,210	1,150
4.599% due 01/25/2037 •		16,746	5,969
4.689% due 06/25/2036 •		1,727	1,328
4.689% due 09/25/2036 •		13,720	5,984
4.729% due 11/25/2036 ~		8,579	2,959
4.889% due 10/25/2036 ~		4,500	2,574
5.099% due 12/25/2033 •		256	247
5.214% due 06/25/2034 •		23	23
6.264% due 03/25/2035 ~		6,301	6,139
OAK Hill European Credit Partners DAC 2.186% due 01/20/2032 •	EUR	3,565	3,725
Oak Hill European Credit Partners DAC 2.196% due 10/20/2031 •		58,100	60,344
Oaktree CLO Ltd. 5.435% due 04/22/2030 •		$24,281	23,746
OCP CLO Ltd. 5.363% due 07/20/2029 ~		6,895	6,832
OCP Euro CLO DAC 2.382% due 09/22/2034 •	EUR	34,700	36,103
Octagon Investment Partners Ltd.
5.243% due 03/17/2030 •		$18,955	18,696
5.358% due 01/25/2031 ~		5,750	5,670
5.650% due 02/14/2031 •		18,690	18,385
Octagon Loan Funding Ltd. 5.854% due 11/18/2031 •		6,100	6,017
OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	959
4.567% due 06/16/2036 •		2,249	2,153
Option One Mortgage Loan Trust
4.489% due 01/25/2037 ~		9,162	5,462
4.529% due 01/25/2037 •		20,624	12,295
4.529% due 02/25/2037 •		7,693	3,983
4.559% due 05/25/2037 ~		3,615	1,990
4.569% due 04/25/2037 ~		6,505	3,248
4.609% due 01/25/2037 •		7,755	4,623
4.609% due 04/25/2037 ~		17,427	12,369
4.629% due 04/25/2037 •		2,658	1,568
4.639% due 03/25/2037 •		1,218	600
4.639% due 07/25/2037 •		2,688	1,523
4.719% due 04/25/2037 ~		2,108	1,017
4.929% due 01/25/2036 •		6,600	5,847
Option One Mortgage Loan Trust Asset-Backed Certificates
5.079% due 11/25/2035 •		14,033	13,340
5.244% due 10/25/2032 •		1,663	1,623
Oscar U.S. Funding LLC 2.820% due 04/10/2029		5,000	4,592
OSD CLO Ltd. 4.949% due 04/17/2031 ~		34,371	33,814
Ownit Mortgage Loan Trust 5.289% due 10/25/2036 ^•		2,095	1,920
OZLM Ltd.
5.059% due 10/17/2029 •		46,487	45,816
5.099% due 04/15/2031 ~		3,000	2,926
5.343% due 10/20/2031 ~		9,009	8,832
5.393% due 01/20/2031 ~		10,900	10,722
5.403% due 07/20/2032 ~		46,400	45,277
5.665% due 10/30/2030 ~		7,567	7,460
5.674% due 05/16/2030 ~		12,145	11,961
Palmer Square CLO Ltd.
5.227% due 10/17/2031 ~		3,900	3,839
5.343% due 07/20/2030 •		13,895	13,718
Palmer Square European Loan Funding DAC
2.098% due 10/15/2031 •	EUR	12,419	12,892
2.108% due 07/15/2031 •		17,130	17,854
2.158% due 04/15/2031 •		31,665	32,957
Palmer Square Loan Funding Ltd.
5.043% due 07/20/2029 ~		$81,974	81,030
5.475% due 02/20/2028 •		3,942	3,916
5.475% due 05/20/2029 ~		1,348	1,332
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.189% due 12/25/2034 ~		13,859	13,385
People's Choice Home Loan Securities Trust
4.961% due 05/25/2035 ^~		4,407	3,934
5.069% due 12/25/2035 •		1,587	1,502
5.366% due 01/25/2035 •		1,758	1,665
People's Financial Realty Mortgage Securities Trust 4.529% due 09/25/2036 ~		18,338	5,293

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

PFP Ltd.
5.168% due 04/14/2038 •		527	513
5.326% due 08/09/2037 •		52,617	50,365
6.600% due 08/19/2035 ~		8,700	8,546
Popular ABS Mortgage Pass-Through Trust 4.599% due 01/25/2037 •		4,564	4,393
RAAC Trust
4.659% due 05/25/2036 •		205	203
4.739% due 11/25/2046 •		6,772	6,052
4.899% due 02/25/2036 ~		50	50
4.989% due 06/25/2044 ~		1,062	873
Rad CLO Ltd. 5.445% due 07/24/2032 ~		73,050	71,295
Ready Capital Mortgage Financing LLC
5.339% due 07/25/2036 •		4,637	4,395
5.594% due 01/25/2037 •		41,400	40,415
6.539% due 02/25/2035 •		1,940	1,895
6.790% due 06/25/2037 •		18,494	18,405
6.875% due 10/25/2039 •		2,996	2,991
Renaissance Home Equity Loan Trust
3.894% due 08/25/2033 •		41	38
5.089% due 08/25/2032 ~		104	93
5.109% due 11/25/2034 ~		254	217
5.893% due 06/25/2037 ^þ		8,030	2,571
5.906% due 06/25/2037 þ		8,997	2,887
Residential Asset Mortgage Products Trust
4.233% due 12/25/2034 •		550	542
4.739% due 10/25/2036 •		7,616	7,077
4.959% due 01/25/2036 ~		2,639	2,559
4.969% due 02/25/2036 •		433	430
4.989% due 03/25/2036 •		8,084	7,783
5.029% due 01/25/2036 •		2,874	2,701
Residential Asset Securities Corp. Trust
4.629% due 10/25/2036 ~		1,294	1,239
4.649% due 11/25/2036 •		4,792	4,358
4.729% due 11/25/2036 ~		1,814	1,685
4.824% due 06/25/2036 ~		15,863	14,972
4.949% due 04/25/2036 •		1,237	1,216
4.969% due 06/25/2033 •		784	725
5.004% due 03/25/2036 ~		1,200	1,108
5.484% due 03/25/2035 •		2,803	2,715
Romark CLO Ltd. 5.355% due 10/23/2030 ~		42,300	41,549
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		10,300	10,249
4.050% due 07/15/2025		19,340	19,266
4.370% due 05/15/2025		15,800	15,730
Saranac CLO Ltd. 5.873% due 08/13/2031 ~		40,200	38,955
Saxon Asset Securities Trust 4.559% due 10/25/2046 ~		7,728	7,518
SBA Tower Trust 3.869% due 10/15/2049 þ		15,746	15,058
Sculptor CLO Ltd. 5.349% due 01/15/2031 •		7,839	7,695
Securitized Asset-Backed Receivables LLC Trust
4.509% due 12/25/2036 ^•		235	54
4.519% due 05/25/2037 ^•		454	343
4.709% due 07/25/2036 ~		2,287	816
4.869% due 07/25/2036 •		2,940	1,049
4.889% due 03/25/2036 ~		9,610	5,974
4.889% due 05/25/2036 •		10,083	5,489
5.349% due 01/25/2036 ^•		1,560	1,480
Segovia European CLO DAC 2.336% due 07/20/2032 ~	EUR	27,200	28,192
SG Mortgage Securities Trust 4.539% due 10/25/2036 •		$13,090	11,718
Shackleton CLO Ltd. 5.632% due 05/07/2031 •		1,100	1,075
Shelter Growth CRE Issuer Ltd. 6.617% due 06/17/2037 ~		66,900	66,559
SLC Student Loan Trust 5.669% due 03/15/2023		2,247	2,181
SLM Student Loan Trust
4.478% due 01/25/2027 •		4,102	4,096
4.508% due 10/25/2029 ~		3,475	3,453
4.688% due 04/25/2049		4,526	4,404
5.258% due 07/25/2023 ~		377	374
6.058% due 07/25/2023 ~		581	575
SMB Private Education Loan Trust
3.940% due 02/16/2055		46,982	43,470
4.668% due 02/16/2055 •		19,500	18,926
SoFi Alternative Trust 5.059% due 05/16/2050 ~		77,774	74,934
SoFi Professional Loan Program LLC
3.020% due 02/25/2040		1,777	1,695

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

5.689% due 02/25/2040 •		965	964
Sound Point CLO Ltd.
5.029% due 04/15/2029 ~		4,601	4,547
5.223% due 10/20/2030 •		23,200	22,886
5.225% due 01/23/2029 ~		55,276	54,590
5.293% due 10/20/2028 •		33,101	32,839
5.315% due 01/23/2029 •		520	517
5.323% due 01/20/2032 ~		7,467	7,299
5.338% due 07/25/2030 •		61,200	60,282
5.344% due 04/18/2031 •		15,700	15,364
5.363% due 01/21/2031 •		875	854
5.427% due 07/26/2031 •		6,450	6,280
5.453% due 07/20/2032 ~		27,200	26,281
Soundview Home Loan Trust
4.499% due 01/25/2037 •		2,782	2,016
4.549% due 01/25/2037 ~		2,656	1,924
4.569% due 02/25/2037 ~		8,139	2,360
4.569% due 08/25/2037 •		1,092	1,045
4.649% due 02/25/2037 •		10,503	3,077
4.949% due 05/25/2036 ~		2,845	2,720
Specialty Underwriting & Residential Finance Trust
3.595% due 02/25/2037 þ		25,639	10,242
3.595% due 02/25/2037 ^þ		5,473	2,185
4.353% due 12/25/2036 •		1,776	1,684
4.589% due 11/25/2037 •		408	234
4.689% due 11/25/2037 ~		5,317	3,066
4.739% due 03/25/2037 •		1,979	1,191
5.289% due 06/25/2036 ~		14,808	13,946
5.364% due 12/25/2035 ~		856	832
Starwood Commercial Mortgage Trust 5.526% due 04/18/2038 ~		92,900	90,074
Starwood Mortgage Trust 5.157% due 11/15/2038 •		111,800	108,313
Stonepeak ABS 2.301% due 02/28/2033		506	451
Stratus CLO Ltd.
5.143% due 12/28/2029 •		8,899	8,797
5.193% due 12/29/2029 •		26,703	26,264
Structured Asset Investment Loan Trust
4.539% due 06/25/2036 ~		537	515
4.539% due 09/25/2036 •		4,996	4,796
4.989% due 01/25/2036 •		2,250	2,186
5.016% due 09/25/2034 •		179	170
5.089% due 04/25/2033 •		252	250
5.289% due 05/25/2035 •		7,108	6,916
5.319% due 09/25/2034 •		234	232
5.319% due 01/25/2035 ~		17,776	17,176
5.514% due 01/25/2035 ~		3,957	3,400
5.589% due 12/25/2034 ~		1,975	1,949
5.769% due 04/25/2033 •		129	125
5.964% due 01/25/2035 ~		4,313	3,304
6.114% due 01/25/2035 ^•		3,339	1,213
Structured Asset Securities Corp. Mortgage Loan Trust
4.222% due 12/25/2034 •		838	802
4.569% due 01/25/2037 ~		2,434	1,426
4.619% due 01/25/2037 •		18,260	11,070
4.639% due 09/25/2036 •		135	135
4.659% due 04/25/2036 ~		7,480	7,146
4.839% due 06/25/2035 •		110	110
4.839% due 05/25/2037 •		2,039	1,953
5.389% due 08/25/2037 •		3,307	3,265
Sunrun Demeter Issuer 2.270% due 01/30/2057		40,628	31,791
Symphony Static CLO Ltd. 5.188% due 10/25/2029 •		25,596	25,208
TCI-Symphony CLO Ltd. 4.961% due 10/13/2032 •		38,000	37,164
TCW CLO Ltd. 5.328% due 04/25/2031 ~		36,100	35,550
THL Credit Wind River CLO Ltd.
5.159% due 04/15/2031 ~		38,500	37,467
5.219% due 01/15/2031 ~		6,720	6,623
Thompson Park CLO Ltd. 5.079% due 04/15/2034 •		5,905	5,732
TIAA CLO Ltd. 5.229% due 01/16/2031 •		3,050	2,987
TICP CLO Ltd.
5.083% due 04/20/2028 ~		6,426	6,407
5.083% due 04/20/2028 •		3,933	3,921
Tikehau CLO DAC 2.596% due 08/04/2034 ~	EUR	22,400	23,278
Toro European CLO DAC
2.239% due 01/12/2032 •		11,100	11,447
2.572% due 02/15/2034 ~		18,800	19,410
Towd Point HE Trust 0.918% due 02/25/2063 ~		$1,770	1,663

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

TPG Real Estate Finance Issuer Ltd.
5.458% due 02/15/2039 ~		50,600	49,429
5.526% due 03/15/2038 •		40,400	39,112
5.590% due 10/15/2034 •		9,669	9,548
Trestles CLO Ltd. 5.348% due 04/25/2032 •		3,850	3,770
Triaxx Prime CDO Ltd. 4.402% due 10/02/2039 ~		16,257	416
Venture CLO Ltd.
4.959% due 07/15/2027 •		249	249
5.139% due 07/15/2031 ~		10,300	10,156
5.143% due 10/20/2028 •		21,507	21,246
5.233% due 07/20/2030 •		49,518	48,528
5.293% due 07/20/2030 ~		9,243	9,031
5.294% due 07/18/2031 •		1,550	1,524
5.343% due 01/20/2029 •		43,873	43,364
5.373% due 04/20/2032 ~		20,400	19,889
5.575% due 07/30/2032 •		65,100	63,101
5.596% due 09/07/2030 •		54,045	53,060
5.766% due 08/28/2029 •		5,172	5,119
Vibrant CLO Ltd.
5.283% due 09/15/2030 •		59,211	58,273
5.363% due 07/20/2032 •		39,025	38,087
5.696% due 06/20/2029 •		29,788	29,390
VMC Finance LLC
5.426% due 09/15/2036 ~		357	344
5.439% due 06/16/2036 ~		17,137	16,084
5.708% due 02/18/2039 •		49,300	48,172
Voya CLO Ltd.
5.029% due 04/17/2030 •		34,774	34,343
5.079% due 10/15/2030 •		26,150	25,685
5.289% due 10/15/2030 ~		2,505	2,477
WaMu Asset-Backed Certificates WaMu Trust
4.539% due 01/25/2037 •		12,808	5,892
4.639% due 04/25/2037 •		10,128	3,931
Washington Mutual Asset-Backed Certificates Trust 3.816% due 10/25/2036 •		1,412	537
Wellfleet CLO Ltd.
5.133% due 04/20/2029 •		20,426	20,181
5.133% due 07/20/2029 •		5,789	5,714

Total Asset-Backed Securities (Cost $8,202,166)			7,795,908

SOVEREIGN ISSUES 2.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2023 (h)	BRL	317,200	58,196
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$1,600	1,488
3.875% due 04/16/2050		34,300	29,183
Israel Government International Bond
2.750% due 07/03/2030		28,900	26,321
3.250% due 01/17/2028		18,000	17,105
3.800% due 05/13/2060		14,800	11,641
3.875% due 07/03/2050		56,000	47,328
4.125% due 01/17/2048		4,000	3,517
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	18,728
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		$55,800	55,103
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	34,193
Mexico Government International Bond 5.000% due 04/27/2051		$26,100	21,274
New South Wales Treasury Corp. 2.750% due 11/20/2025	AUD	1,462	1,039
Paraguay Government International Bond 4.950% due 04/28/2031		$8,000	7,761
Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,262
5.400% due 08/12/2034		9,000	1,904
5.940% due 02/12/2029		340,841	82,414
6.350% due 08/12/2028		504,450	126,424
8.200% due 08/12/2026		329,400	90,864
Poland Government International Bond 4.000% due 01/22/2024		$15	15
Province of Alberta 2.050% due 08/17/2026		6,000	5,512
Province of Ontario 1.550% due 11/01/2029	CAD	11,600	7,359
Provincia de Buenos Aires 72.913% due 04/12/2025	ARS	440,953	1,217
Qatar Government International Bond
3.875% due 04/23/2023		$26,730	26,621
4.400% due 04/16/2050		46,200	42,400
5.103% due 04/23/2048		600	604

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	311
Romania Government International Bond
2.000% due 01/28/2032	EUR	33,500	24,053
2.000% due 04/14/2033		5,190	3,573
3.000% due 02/27/2027		$5,240	4,660
3.624% due 05/26/2030	EUR	25,050	21,987
Serbia Government International Bond
1.000% due 09/23/2028		16,450	12,700
2.050% due 09/23/2036		15,500	9,406
3.125% due 05/15/2027		19,600	18,101
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	12,690,200	789,581

Total Sovereign Issues (Cost $1,866,691)			1,603,845

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (f)		775,108	1
Urbi Desarrollos Urbanos SAB de CV (f)		9,250	3

Total Common Stocks (Cost $15,194)			4

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CaixaBank SA 6.750% due 06/13/2024 •(j)(k)		400,000	419
Charles Schwab Corp.
4.000% due 12/01/2030 •(j)		2,400,000	1,913
5.375% due 06/01/2025 •(j)		7,800,000	7,655
CoBank ACB 4.250% due 01/01/2027 •(j)		5,200,000	4,442
Discover Financial Services 6.125% due 06/23/2025 •(j)		24,000,000	23,373
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		13,900,000	12,927
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		6,900,000	6,060

Total Preferred Securities (Cost $60,660)			56,789

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	619

Total Real Estate Investment Trusts (Cost $372)			619

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.4%
COMMERCIAL PAPER 1.8%
American Electric Power Co., Inc. 4.730% due 01/05/2023		$3,700	3,697
American Electric Power, Inc. 4.720% due 01/04/2023		7,300	7,295
AT&T, Inc. 4.650% due 01/03/2023		62,350	62,319
Baxter International, Inc. 4.730% due 01/23/2023		8,200	8,175
Consolidated Edison Co. of New York, Inc.
4.800% due 01/17/2023		52,150	52,029
4.800% due 01/18/2023		55,550	55,414
4.800% due 01/19/2023		43,150	43,039
4.800% due 01/20/2023		7,200	7,180
Constellation Brands, Inc.
5.000% due 01/09/2023		41,550	41,494
5.000% due 01/10/2023		35,850	35,796
5.000% due 01/11/2023		16,800	16,773
Crown Castle, Inc. 5.100% due 01/05/2023		3,100	3,098
Dominion Energy, Inc. 4.750% due 01/31/2023		7,110	7,081

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Duke Energy Corp.
4.620% due 01/11/2023		13,500	13,479
4.620% due 01/17/2023		3,450	3,442
Enbridge (US), Inc.
4.750% due 01/09/2023		10,700	10,686
4.780% due 01/20/2023		9,650	9,623
4.830% due 01/25/2023		14,500	14,449
4.830% due 01/26/2023		5,300	5,281
Enel Finance America LLC 6.000% due 01/12/2023		95,950	95,787
Entergy Corp. 4.700% due 01/12/2023		23,100	23,061
Humana, Inc.
4.900% due 02/01/2023		6,650	6,621
4.930% due 02/06/2023		11,300	11,244
McCormick & Co., Inc. 4.750% due 01/27/2023		39,850	39,705
Mercedes-Benz Finance North America LLC 4.800% due 01/30/2023		75,100	74,795
Mondelez International, Inc.
4.530% due 01/04/2023		4,400	4,397
4.570% due 01/10/2023		1,000	999
ORACLE Corp.
4.760% due 01/27/2023		31,750	31,636
4.800% due 01/26/2023		26,800	26,707
Parker-Hannifin Corp. 4.700% due 01/18/2023		8,850	8,829
Republic Services, Inc. 4.650% due 01/12/2023		6,950	6,938
Tampa Electric Co. 4.800% due 01/12/2023		43,650	43,577
Targa Resources Corp. 5.250% due 01/13/2023		8,950	8,935
TransCanada PipeLines Ltd. 4.750% due 01/19/2023		9,900	9,874
Vodafone Group PLC 4.600% due 01/05/2023		87,800	87,732
VW Credit, Inc.
4.700% due 01/26/2023		8,250	8,221
4.700% due 01/27/2023		5,250	5,231
4.750% due 01/24/2023		13,300	13,257
4.750% due 01/25/2023		13,150	13,106
Walgreens Boots Alliance, Inc. 4.900% due 01/11/2023		84,150	84,020

			1,005,022

REPURCHASE AGREEMENTS (m) 3.9%			2,124,916

HUNGARY TREASURY BILLS 0.3%
18.250% due 01/03/2023 (g)(h)	HUF	58,729,000	157,452

ISRAEL TREASURY BILLS 0.6%
0.869% due 01/04/2023 - 05/03/2023 (g)(h)	ILS	1,112,410	313,992

JAPAN TREASURY BILLS 0.7%
(0.121)% due 02/27/2023 (g)(h)	JPY	49,260,000	375,448

U.S. TREASURY BILLS 0.1%
4.154% due 01/03/2023 - 03/23/2023 (g)(h)(r)		$69,756	69,376

Total Short-Term Instruments (Cost $4,032,747)			4,046,206

Total Investments in Securities (Cost $71,573,960)			64,781,168

		SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short Asset Portfolio		230,020,180	2,204,973
PIMCO Short-Term Floating NAV Portfolio III		151,153,047	1,468,603

Total Short-Term Instruments (Cost $3,764,893)			3,673,576

Total Investments in Affiliates (Cost $3,764,893)			3,673,576

Total Investments 124.4% (Cost $75,338,853)			$68,454,744
Financial Derivative Instruments (o)(q) (0.4)%(Cost or Premiums, net $217,676)			(249,285)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Other Assets and Liabilities, net (24.0)%	(13,196,962)

Net Assets 100.0%	$55,008,497

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Principal amount of security is adjusted for inflation.
(j)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)						Contingent convertible security.
(l)						RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.014%	01/25/2026	01/18/2022	$4,000	$3,710	0.01%
Citigroup, Inc.				2.572	06/03/2031	05/26/2020	39,200	31,791	0.06
Citigroup, Inc.				4.615	01/25/2026	01/18/2022	4,700	4,596	0.01
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	22,800	20,137	0.03
Deutsche Bank AG				3.035	05/28/2032	07/21/2021	615	456	0.00
Deutsche Bank AG				3.729	01/14/2032	02/01/2021	798	588	0.00
GHH Holdings Ltd.				4.036	12/04/2024	10/10/2018	65,835	58,807	0.10
Hotel Ltd.				4.206	02/07/2023	07/09/2018	47,700	43,478	0.08
Oracle Corp.				6.250	11/09/2032	11/07/2022	49,913	52,489	0.10
PKY-San Felipe Plaza LP				0.000	01/31/2023	12/05/2018 - 06/11/2021	120,822	77,733	0.14
Pinnacol Assurance				8.625	06/25/2034	06/23/2014	15,000	16,737	0.03

							$371,383	$310,522	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.320%	12/30/2022	01/03/2023	$442,300	U.S. Treasury Bonds 3.000% due 08/15/2048		$(448,759)	$442,300	$442,512
FICC	1.900	12/30/2022	01/03/2023	14,182	U.S. Treasury Bills 0.000% due 06/29/2023		(14,466)	14,182	14,184
JPS	0.060	11/05/2021	TBD(2)	146,182	U.S. Treasury Bonds 2.250% due 05/15/2041		(110,592)	146,182	146,285
	3.060	02/17/2022	TBD(2)	621,213	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 11/15/2040		(505,319)	621,213	638,110
	3.060	11/02/2022	TBD(2)	249,939	U.S. Treasury Bonds 2.000% due 08/15/2051		(264,075)	249,939	251,256
MBC	4.310	12/28/2022	01/04/2023	151,100	U.S. Treasury Bonds 3.375% due 08/15/2042		(4,506)	151,100	151,209
					U.S. Treasury Inflation Protected Securities 0.125% - 2.125% due 07/15/2024 - 02/15/2040		(107,587)
					U.S. Treasury Notes 1.750% due 03/15/2025		(43,714)
MSR	4.280	12/30/2022	01/03/2023	500,000	U.S. Treasury Notes 1.125% due 01/15/2025		(510,047)	500,000	500,238

Total Repurchase Agreements							$(2,009,065)	$2,124,916	$2,143,794

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2052	$475,567	$(418,963)	$(417,471)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2053	151,250	(123,081)	(123,107)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2053	198,000	(161,710)	(161,328)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2053	29,000	(24,747)	(24,563)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2053	631,340	(539,929)	(535,301)
Uniform Mortgage-Backed Security, TBA	4.000	12/01/2052	3,000	(2,850)	(2,813)

Total Short Sales (2.3)%	$(1,271,280)	$(1,264,583)

(n)	Securities with an aggregate market value of $905 have been pledged as collateral under the terms of master agreements as of December 31, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(17,297) at a weighted average interest rate of (0.071%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$95.625	12/15/2023	3,000	$7,500	$3,455	$4,464

Total Purchased Options	$3,455	$4,464

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$94.750	12/15/2023	3,000	$7,500	$(1,196)	$(1,629)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	95.188	12/15/2023	3,000	7,500	(2,095)	(2,830)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	1,066	2,665	(997)	(3,233)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	1,066	2,665	(865)	(92)
Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	15,686	39,215	(15,399)	(55,836)

Total Written Options	$(20,552)	$(63,620)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2023	2,305	$285,600	$(8,936)	$642	$(1,061)
U.S. Treasury 5-Year Note March Futures	03/2023	35,245	3,803,982	(6,939)	0	(3,029)
U.S. Treasury 10-Year Note March Futures	03/2023	17,859	2,005,510	(13,022)	0	(2,511)
U.S. Treasury Long-Term Bond March Futures	03/2023	3,630	454,998	(4,855)	0	(567)
U.S. Ultra Treasury Note March Futures	03/2023	1,406	166,303	(2,078)	0	(88)

$(35,830)	$642	$(7,256)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	270	$(64,442)	$165	$30	$0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	507	(5)	406	0	0
Euro-BTP March Futures	03/2023	883	(102,952)	7,649	1,059	(841)
Euro-Bund March Futures	03/2023	13,283	(1,890,103)	124,326	15,072	(6,683)
Euro-Buxl 30-Year Bond March Futures	03/2023	655	(94,823)	17,184	2,454	(421)
Euro-Oat March Futures	03/2023	2,681	(365,335)	26,577	3,329	(1,865)
Japan Government 10-Year Bond March Futures	03/2023	2,277	(2,523,715)	46,308	3,470	0
Put Options Strike @ EUR 138.500 on Euro-Bund 10-Year Bond February 2023 Futures (1)	01/2023	507	(3,099)	(2,600)	244	(532)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. Treasury 2-Year Note March Futures				03/2023	2,352		(482,344)	(201)		367	0
United Kingdom Long Gilt March Futures				03/2023	442		(53,382)	2,978		150	(59)

								$222,792		$26,175	$(10,401)

Total Futures Contracts								$186,962		$26,817	$(17,657)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.891%		$2,300	$444	$(178)	$266	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.867		2,500	32	(28)	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.947		10,600	(402)	419	17	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.967		5,000	61	(55)	6	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.998		9,900	150	(146)	4	0	(2)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.746	EUR	22,600	27	42	69	4	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.847		$10,300	(60)	79	19	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297		17,200	(91)	(84)	(175)	7	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.357		8,200	(477)	365	(112)	1	0
Boeing Co.	1.000	Quarterly	12/20/2027	1.405		44,900	(2,000)	1,231	(769)	12	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.531	EUR	7,500	(34)	(153)	(187)	4	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.674		9,000	(59)	(252)	(311)	0	(2)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.792		3,200	(55)	(85)	(140)	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.751		$3,300	(42)	66	24	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	2.457		12,900	503	124	627	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	2.648		4,400	197	44	241	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.438		41,100	(1,891)	2,128	237	6	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.522		50,400	(221)	584	363	0	(18)
General Electric Co.	1.000	Quarterly	12/20/2024	0.564		25,600	61	160	221	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801		26,100	169	7	176	0	(14)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870		2,900	34	(19)	15	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964		13,730	2,693	(1,203)	1,490	2	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.119		1,900	(21)	14	(7)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.844	EUR	16,200	44	(246)	(202)	0	(24)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.027		6,300	(35)	(93)	(128)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.473		89,600	(14,030)	10,800	(3,230)	0	(124)
Stellantis NV	5.000	Quarterly	12/20/2026	1.519		17,300	4,013	(1,626)	2,387	11	0
Tesco PLC	1.000	Quarterly	12/20/2027	1.363		20,000	31	(370)	(339)	0	(9)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.979		$3,300	75	(72)	3	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009		9,300	212	(211)	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.073		3,400	(19)	10	(9)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123		50,676	(920)	666	(254)	3	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.765		6,800	49	12	61	2	0

							$(11,562)	$11,930	$368	$62	$(198)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027		$50,000	$347	$71	$418	$2	$0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly		12/20/2027		18,100	(639)	389	(250)	10	0

							$(292)	$460	$168	$12	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	158,300	$25,096	$1,870	$26,966	$91	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		74,600	0	41,998	41,998	121	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	7,660	9,292	27	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		1,500	314	161	475	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	96,888,000	2,442	(14,783)	(12,341)	0	(1,431)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	4,448	4,255	517	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		1,890,000	1	805	806	104	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		6,560,000	409	3,114	3,523	363	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		5,690,000	11	2,554	2,565	315	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		10,731,600	37	5,364	5,401	598	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		103,752,000	28,857	69,214	98,071	6,919	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		3,903,000	0	2,858	2,858	267	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		39,300,000	921	37,390	38,311	3,480	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024		$153,200	0	203	203	85	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024		429,200	0	221	221	242	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		81,400	(148)	(7,164)	(7,312)	0	(157)
Pay	1-Day USD-SOFR Compounded-OIS	1.635	Annual	04/18/2027		406,000	(1,289)	(35,593)	(36,882)	0	(806)
Pay	1-Day USD-SOFR Compounded-OIS	1.690	Annual	04/19/2027		406,000	(1,355)	(34,505)	(35,860)	0	(804)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		307,500	(1,062)	(24,851)	(25,913)	0	(608)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		1,205,900	(4,582)	(80,833)	(85,415)	0	(2,428)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		195,800	(1,008)	(7,079)	(8,087)	0	(398)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		102,200	(644)	(3,042)	(3,686)	0	(267)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		104,600	(656)	(2,795)	(3,451)	0	(273)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		124,900	18,472	313	18,785	325	0
Receive	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/09/2032		168,000	1,781	8,399	10,180	571	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	12,868	12,868	570	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		1,458,500	302,374	99,631	402,005	7,192	0
Receive	1-Year BRL-CDI	7.900	Maturity	01/02/2024	BRL	127,800	1,460	397	1,857	1	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		552,390	0	(3,726)	(3,726)	0	(2)
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		3,373,700	0	(21,779)	(21,779)	0	(15)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		676,645	0	(4,212)	(4,212)	0	(3)
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,625,500	0	(9,197)	(9,197)	0	(7)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		1,213,200	0	(6,487)	(6,487)	0	(5)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		48,000	0	(251)	(251)	0	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		395,700	0	(2,010)	(2,010)	0	(2)
Receive	1-Year BRL-CDI	11.900	Maturity	01/02/2024		825,200	0	3,040	3,040	3	0
Receive	1-Year BRL-CDI	11.910	Maturity	01/02/2024		821,400	0	3,004	3,004	3	0
Receive	1-Year BRL-CDI	11.920	Maturity	01/02/2024		549,100	0	1,993	1,993	2	0
Receive	1-Year BRL-CDI	12.015	Maturity	01/02/2024		1,384,300	0	4,668	4,668	5	0
Receive	1-Year BRL-CDI	12.020	Maturity	01/02/2024		1,373,900	0	4,614	4,614	5	0
Receive	1-Year BRL-CDI	12.030	Maturity	01/02/2024		1,152,100	0	3,836	3,836	4	0
Receive	1-Year BRL-CDI	12.048	Maturity	01/02/2024		736,000	0	2,416	2,416	3	0
Receive	1-Year BRL-CDI	12.070	Maturity	01/02/2024		1,120,000	0	3,608	3,608	4	0
Receive	1-Year BRL-CDI	12.765	Maturity	01/02/2024		3,373,700	0	4,218	4,218	10	0
Receive	1-Year BRL-CDI	12.785	Maturity	01/02/2024		673,000	0	806	806	2	0
Receive	1-Year BRL-CDI	12.835	Maturity	01/02/2024		2,206,400	0	2,441	2,441	6	0
Receive	1-Year BRL-CDI	12.915	Maturity	01/02/2024		4,200,000	0	3,763	3,763	12	0
Receive	1-Year BRL-CDI	12.958	Maturity	01/02/2024		1,692,100	0	1,399	1,399	5	0
Receive	1-Year BRL-CDI	12.975	Maturity	01/02/2024		230,000	0	182	182	1	0
Pay	1-Year BRL-CDI	11.092	Maturity	01/02/2025		226,800	0	(1,383)	(1,383)	1	0
Pay	1-Year BRL-CDI	11.165	Maturity	01/02/2025		378,800	0	(2,311)	(2,311)	1	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2025		566,300	0	(3,422)	(3,422)	2	0
Pay	1-Year BRL-CDI	11.320	Maturity	01/02/2025		963,400	0	(5,295)	(5,295)	4	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		947,900	0	(5,099)	(5,099)	3	0
Pay	1-Year BRL-CDI	11.371	Maturity	01/02/2025		788,800	0	(4,180)	(4,180)	3	0
Pay	1-Year BRL-CDI	11.400	Maturity	01/02/2025		509,000	0	(2,640)	(2,640)	2	0
Pay	1-Year BRL-CDI	11.415	Maturity	01/02/2025		775,000	0	(3,974)	(3,974)	3	0
Receive	1-Year BRL-CDI	11.587	Maturity	01/02/2025		668,900	0	2,298	2,298	0	(2)
Receive	1-Year BRL-CDI	11.660	Maturity	01/02/2025		397,000	0	1,275	1,275	0	(1)
Receive	1-Year BRL-CDI	11.663	Maturity	01/02/2025		3,572,900	0	10,863	10,863	0	(13)
Receive	1-Year BRL-CDI	11.709	Maturity	01/02/2025		1,246,100	0	3,627	3,627	0	(4)
Receive	1-Year BRL-CDI	11.715	Maturity	01/02/2025		600,000	0	1,730	1,730	0	(2)
Pay	1-Year BRL-CDI	11.890	Maturity	01/02/2025		305,000	0	(902)	(902)	1	0
Pay	1-Year BRL-CDI	12.005	Maturity	01/02/2025		758,600	0	(1,953)	(1,953)	3	0
Pay	1-Year BRL-CDI	12.025	Maturity	01/02/2025		312,000	0	(783)	(783)	1	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/02/2025		335,000	0	(835)	(835)	1	0
Pay	1-Year BRL-CDI	12.045	Maturity	01/02/2025		935,000	0	(2,283)	(2,283)	3	0
Pay	1-Year BRL-CDI	12.070	Maturity	01/02/2025		446,400	0	(1,173)	(1,173)	2	0
Pay	1-Year BRL-CDI	12.195	Maturity	01/02/2025		1,067,800	0	(2,253)	(2,253)	4	0
Pay	1-Year BRL-CDI	12.200	Maturity	01/02/2025		108,500	0	(210)	(210)	0	0
Pay	1-Year BRL-CDI	12.205	Maturity	01/02/2025		787,000	0	(1,512)	(1,512)	3	0
Pay	1-Year BRL-CDI	12.210	Maturity	01/02/2025		870,000	0	(1,657)	(1,657)	3	0
Pay	1-Year BRL-CDI	12.233	Maturity	01/02/2025		743,800	0	(1,516)	(1,516)	3	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		334,500	0	(678)	(678)	1	0
Pay	1-Year BRL-CDI	12.275	Maturity	01/02/2025		695,300	0	(1,278)	(1,278)	2	0
Pay	1-Year BRL-CDI	12.590	Maturity	01/02/2025		953,000	0	(727)	(727)	3	0
Pay	1-Year BRL-CDI	12.600	Maturity	01/02/2025		613,000	0	(446)	(446)	2	0
Pay	1-Year BRL-CDI	12.628	Maturity	01/02/2025		174,600	0	(105)	(105)	1	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		345,900	0	(4,707)	(4,707)	2	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		908,200	0	(11,878)	(11,878)	5	0
Pay	1-Year BRL-CDI	10.990	Maturity	01/04/2027		564,100	(199)	(4,684)	(4,883)	3	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		75,000	0	(541)	(541)	0	0
Receive	1-Year BRL-CDI	11.423	Maturity	01/04/2027		443,000	0	2,351	2,351	0	(2)
Receive	1-Year BRL-CDI	11.473	Maturity	01/04/2027		511,600	0	2,591	2,591	0	(3)
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		140,700	0	(213)	(213)	1	0
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027		735,900	0	1,526	1,526	3	0
Pay	1-Year BRL-CDI	12.990	Maturity	01/04/2027		372,800	0	789	789	2	0
Pay	1-Year BRL-CDI	13.024	Maturity	01/04/2027		368,800	0	835	835	2	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,221,200	(5,074)	(6,802)	(11,876)	78	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		668,600	(9,294)	(10,354)	(19,648)	905	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	(1,158)	(1,112)	106	0
Pay(6)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	3,742,800	(6,643)	(75,432)	(82,075)	0	(3,652)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		64,200	(223)	(2,774)	(2,997)	0	(41)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		63,800	(313)	(6,425)	(6,738)	0	(158)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(15,817)	(16,652)	0	(381)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(21,971)	(23,586)	0	(492)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		251,800	(916)	(22,359)	(23,275)	0	(568)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	(6,404)	(12,360)	0	(297)
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		2,500	(237)	(285)	(522)	0	(10)
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,613,460	(11,479)	(203,906)	(215,385)	0	(8,502)

							$330,132	$(333,291)	$(3,159)	$23,014	$(21,334)

Total Swap Agreements							$318,278	$(320,901)	$(2,623)	$23,088	$(21,532)

(p)

Securities with an aggregate market value of $632,719 and cash of $244,652 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

(1)						Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(q)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2023	EUR	19,334		$20,391	$0	$(314)
	01/2023	HUF	12,538,199		32,011	0	(1,604)
	01/2023	PEN	403,361		104,821	1	(1,287)
	01/2023		$25,808	GBP	21,351	88	(80)
	01/2023	ZAR	1,058,058		$59,538	0	(2,707)
	02/2023	PEN	97,449		24,818	0	(760)
	02/2023		$9,859	PEN	38,028	109	0
	02/2023	ZAR	778,048		$43,409	0	(2,209)
	03/2023	ILS	30,445		8,973	287	0
	03/2023	ZAR	955,979		54,142	0	(1,796)
	04/2023	ILS	154,851		47,201	2,912	0
	05/2023	PEN	30,185		7,629	0	(238)
BOM	01/2023	CAD	57,266		42,647	351	0
BPS	01/2023	CLP	47,985,493		54,661	0	(1,881)
	01/2023	HUF	11,346,123		29,670	0	(748)
	01/2023	ILS	1,946		568	14	0
	01/2023	PEN	64,511		16,400	0	(571)
	01/2023		$239	BRL	1,298	7	0
	01/2023		4,482	EUR	4,205	21	0
	01/2023		1,621	GBP	1,342	1	0
	01/2023		2,020	NZD	3,156	0	(16)
	01/2023		38,327	ZAR	666,236	867	0
	02/2023		4,812	CLP	4,564,322	555	0
	02/2023		66	IDR	1,038,941	1	0
	03/2023	ILS	6,180		$1,820	57	0
	03/2023		$28,277	CLP	25,899,356	1,967	0
	03/2023		5,733	INR	475,618	0	(10)
	03/2023		87,051	MXN	1,754,435	1,739	0
	03/2023		33,148	PEN	128,850	564	0
	03/2023		19	TWD	579	0	0
	04/2023		55,608	CLP	49,591,501	1,929	0
BRC	01/2023	HUF	11,940,177		$31,139	0	(872)
	01/2023		$166,298	CLP	143,183,996	2,370	0
	01/2023		33,624	EUR	31,432	36	0
	01/2023		4,003	GBP	3,298	5	(20)
	01/2023		1,328	MYR	6,243	99	0
	01/2023		4,801	PEN	18,496	59	0
	03/2023	CLP	143,183,996		$164,757	0	(2,522)
CBK	01/2023		143,183,996		150,269	0	(18,399)
	01/2023	EUR	2,520,596		2,613,208	0	(86,112)
	01/2023	ILS	59,784		18,943	1,936	0
	01/2023	NZD	26,047		16,262	0	(276)
	01/2023		$52,567	CAD	71,030	11	(117)
	01/2023		46,485	CLP	45,000,000	6,463	0
	01/2023		30,628	EUR	28,896	317	0
	01/2023		9,312	JPY	1,259,200	289	0
	01/2023		2,039	PEN	8,052	77	0
	01/2023		4,112	SEK	42,845	0	(4)
	01/2023	ZAR	3,509,597		$200,311	0	(5,870)
	02/2023	ILS	17,117		5,177	300	0
	03/2023		217,864		65,822	3,663	0
	03/2023	PEN	200,000		50,188	0	(2,087)
	03/2023		$25,937	MXN	508,832	0	(185)
	03/2023		23,151	PEN	91,049	669	0
	04/2023	ILS	187,264		$57,128	3,568	0
	05/2023		191,387		57,745	2,904	0
CLY	01/2023	HUF	9,994,106		25,537	0	(1,257)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

	03/2023		$7,741	PEN	29,778	50	0
DUB	01/2023	DKK	48,761		$6,873	0	(150)
	01/2023	HUF	75,883		168	0	(35)
	01/2023		$49,922	CLP	48,000,000	6,637	0
	02/2023	ZAR	626,725		$37,527	769	0
	03/2023	ILS	145,405		42,871	1,385	0
GLM	01/2023	BRL	585,407		112,741	1,863	0
	01/2023	CNH	6,190		890	0	(6)
	01/2023	HUF	3,899,991		9,988	0	(468)
	01/2023		$69,940	BRL	377,066	1,477	0
	01/2023		1,718	NZD	2,749	28	0
	01/2023		6,408	PEN	24,823	115	0
	01/2023		119	PLN	601	19	0
	01/2023	ZAR	888,563		$49,706	0	(2,518)
	02/2023		$112,049	BRL	585,407	0	(1,776)
	02/2023	ZAR	260,049		$15,694	442	0
	03/2023	MXN	2,249,480		109,425	0	(4,418)
	05/2023	PEN	243,626		60,199	0	(3,307)
	05/2023	ZAR	1,566,550		93,740	2,522	0
JPM	01/2023	BRL	971,920		187,214	3,129	0
	01/2023	HUF	3,873,190		9,879	0	(505)
	01/2023	PEN	222,403		55,432	0	(3,015)
	01/2023		$219,690	BRL	1,178,962	3,609	0
	01/2023		4,424	GBP	3,661	3	0
	01/2023		2,793	NZD	4,360	0	(24)
	02/2023		114	IDR	1,794,502	2	0
	02/2023		172	TWD	5,223	0	(1)
	03/2023		113	IDR	1,770,254	1	0
	04/2023	BRL	317,200		$57,754	0	(1,295)
	04/2023	ILS	54,572		16,517	909	0
	04/2023		$183,926	BRL	971,920	0	(2,998)
MBC	01/2023	AUD	2,775		$1,860	0	(30)
	01/2023	DKK	44,094		6,229	0	(122)
	01/2023	GBP	613,682		735,087	0	(6,942)
	01/2023	JPY	636,014		4,619	0	(230)
	01/2023	NZD	12,257		7,737	0	(45)
	01/2023	PEN	179,770		45,450	0	(1,856)
	01/2023		$44,814	EUR	42,274	458	0
	01/2023		9,994	GBP	8,206	0	(72)
	01/2023		53,554	JPY	7,076,200	401	0
	02/2023	JPY	49,260,000		$356,114	0	(21,895)
	02/2023	PEN	103,367		25,921	0	(1,194)
	02/2023		$9,427	PEN	36,215	79	0
	03/2023	ILS	39,708		$12,144	814	0
	03/2023	PEN	142,505		36,942	0	(342)
	03/2023		$69	IDR	1,074,452	1	0
	05/2023	CNH	888,638		$132,415	2,771	0
MYI	01/2023	AUD	88,004		59,099	0	(833)
	01/2023	JPY	2,805,037		20,462	0	(926)
	01/2023	PEN	31,725		8,290	0	(49)
	02/2023		$8,282	PEN	31,725	49	0
	02/2023		317	TWD	9,656	0	(1)
	03/2023		97	IDR	1,513,896	1	0
RBC	01/2023	AUD	1,014		$680	0	(11)
	01/2023		$1,157	CAD	1,580	10	0
RYL	01/2023		562	HUF	211,715	4	0
	01/2023		3,039	JPY	406,300	59	0
SCX	01/2023	AUD	1,054		$710	0	(8)
	01/2023	CAD	49,957		37,186	289	0
	01/2023	KRW	3,704,931		2,804	0	(139)
	01/2023		$8,319	CLP	8,278,859	1,422	0
	01/2023		3,906	EUR	3,670	24	0
	01/2023		58,298	PEN	223,977	623	0
	02/2023		120	IDR	1,888,221	2	0
	02/2023		1,542	TWD	47,452	10	0
	03/2023	INR	1,201		$14	0	0
	03/2023	PEN	98,062		25,510	0	(157)
	04/2023	ZAR	945,788		51,414	0	(3,787)
SOG	01/2023		351,844		19,833	0	(866)
	02/2023		90,050		5,119	0	(161)
SSB	01/2023	PEN	205,882		53,310	0	(866)
	01/2023		$53,337	PEN	205,882	857	0
TOR	01/2023	AUD	4,846		$3,271	0	(29)
	01/2023	CAD	69,579		51,759	369	0
	01/2023	GBP	631,945		759,780	0	(4,331)
	01/2023	NZD	7,176		4,629	73	0
UAG	01/2023	HUF	4,925,498		12,842	0	(363)
	01/2023		$622	CZK	15,822	78	0
	01/2023		4,405	GBP	3,564	0	(95)
	01/2023		129	HUF	51,393	8	0
	02/2023		11,294	CLP	10,890,296	1,512	0
	02/2023		177	IDR	2,802,417	4	0
	03/2023	ZAR	1,974,153		$110,451	0	(4,929)
	05/2023		$124,852	CNH	865,225	1,377	0
	09/2023	ZAR	1,036,318		$59,109	0	(652)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Total Forward Foreign Currency Contracts							$68,491	$(203,389)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	1,717,700	$13,742	$13,967
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	1,806,300	13,547	14,675
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.270	09/11/2023	550,000	0	2,722
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.448	03/20/2023	100,000	0	1,736
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/20/2023	1,000,000	11,250	15,897
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	1,390,100	10,565	11,293

Total Purchased Options							$49,104	$60,290

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000%	03/15/2023	89,400	$(158)	$(17)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		09/09/2024	100,000	$(1,710)	$(456)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		08/22/2024	200,000	(990)	(14)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		09/08/2024	100,000	(475)	(13)

							$(3,175)	$(483)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	1,717,700	$(8,588)	$(8,688)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	1,717,700	(5,153)	(4,888)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2023	75,200	(233)	(54)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	12/08/2023	220,000	(860)	(971)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.500	12/08/2023	220,000	(680)	(757)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.870	01/23/2023	32,100	(238)	(94)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320	01/23/2023	32,100	(238)	(402)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/17/2023	55,000	(225)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	01/17/2023	55,000	(225)	(923)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.610	01/17/2023	27,300	(252)	(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	01/17/2023	27,300	(252)	(784)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	70,800	(545)	(232)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	70,800	(545)	(834)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	1,806,300	(8,490)	(9,298)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.270	09/11/2023	550,000	0	(2,053)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	1,806,300	(5,058)	(5,360)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	25,100	(194)	(81)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	25,100	(194)	(297)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.448	03/20/2023	100,000	0	(680)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.725	03/20/2023	1,000,000	(7,125)	(10,491)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	03/20/2023	1,000,000	(4,125)	(6,594)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	93,000	(602)	(114)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	93,000	(602)	(1,188)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	65,100	(457)	(93)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	65,100	(457)	(768)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	22,100	(154)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	22,100	(154)	(252)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	92,100	(639)	(145)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	92,100	(639)	(1,027)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	85,900	(591)	(104)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	85,900	(591)	(1,125)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	18,600	(135)	(28)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	18,600	(135)	(222)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	81,300	(540)	(108)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	81,300	(540)	(1,069)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	17,000	(62)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	121,100	(422)	(76)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	11,100	(35)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,300	(26)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,300	(26)	(41)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	71,400	(539)	(221)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	71,400	(539)	(874)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	01/12/2023	70,000	(390)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	01/12/2023	70,000	(390)	(585)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.547	03/07/2023	91,300	(2,008)	(206)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.547	03/07/2023	91,300	(2,008)	(5,767)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	123,200	(1,445)	(316)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	123,200	(1,703)	(4,042)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.740	01/19/2023	26,700	(231)	(21)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.180	01/19/2023	26,700	(231)	(596)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	1,390,100	(6,672)	(7,156)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	1,390,100	(3,892)	(4,125)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	01/23/2023	57,700	(283)	(49)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	01/23/2023	57,700	(283)	(684)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	01/17/2023	28,200	(214)	(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	01/17/2023	28,200	(214)	(1,031)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	39,000	(253)	(56)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	39,000	(253)	(485)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	30,800	(195)	(39)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	30,800	(195)	(420)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	70,800	(545)	(231)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	70,800	(545)	(836)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	70,800	(540)	(239)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	70,800	(540)	(812)

$(74,135)	$(88,720)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	$101.891	01/05/2023	90,000	$(267)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.813	02/06/2023	7,900	(53)	(50)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	6,800	(46)	(48)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.813	02/06/2023	7,900	(48)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	6,800	(42)	(12)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	101.859	01/05/2023	47,900	(142)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2053	102.250	01/05/2023	96,400	(286)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	99.750	02/06/2023	67,300	(473)	(408)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	100.000	02/06/2023	48,100	(331)	(336)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	101.750	02/06/2023	67,300	(389)	(154)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053	102.000	02/06/2023	48,100	(286)	(85)

$(2,363)	$(1,111)

Total Written Options	$(79,831)	$(90,331)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	1.206%	$11,500	$(281)	$181	$0	$(100)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	90,600	(4,512)	1,008	0	(3,504)
BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089	21,600	(619)	542	0	(77)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	25,000	(1,199)	(288)	0	(1,487)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	5,000	(446)	84	0	(362)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.961	2,200	6	(2)	4	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	7,500	(243)	145	0	(98)
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089	46,900	(1,519)	1,352	0	(167)
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	43,700	(2,009)	2	0	(2,007)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	8,500	(413)	84	0	(329)
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.161	10,000	23	101	124	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.315	37,700	(1,873)	141	0	(1,732)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	9,400	(338)	(221)	0	(559)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	53,100	(2,713)	660	0	(2,053)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	9,100	(406)	54	0	(352)
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.161	65,000	200	605	805	0
Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089	30,200	(875)	768	0	(107)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	44,310	(1,711)	(925)	0	(2,636)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	20,976	(1,870)	349	0	(1,521)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	1,200	(50)	34	0	(16)
Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.144	10,000	102	44	146	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.155	127,400	(5,478)	5,247	0	(231)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	20,000	(961)	188	0	(773)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	4,900	(189)	(102)	0	(291)
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.850	800	(40)	41	1	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.161	10,000	15	109	124	0
Chile Government International Bond	1.000	Quarterly	12/20/2027	1.089	38,500	(1,146)	1,009	0	(137)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.538	17,300	(622)	(407)	0	(1,029)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.715	18,974	(1,692)	316	0	(1,376)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.048	2,000	6	(9)	0	(3)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.191	700	(2)	(3)	0	(5)
Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.305	2,300	(80)	50	0	(30)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.103	424,700	(20,208)	3,785	0	(16,423)

$(51,143)	$14,942	$1,204	$(37,405)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$6,053	$(1,635)	$1,575	$0	$(60)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	2,500,000	4.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/20/2023	$263,575	$0	$355	$355	$0

Total Swap Agreements	$(52,778)	$16,872	$1,559	$(37,465)

(r)

Securities with an aggregate market value of $184,427 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$48,704	$504,614	$553,318
Corporate Bonds & Notes
Banking & Finance	0	7,444,305	16,738	7,461,043
Industrials	0	4,297,244	0	4,297,244
Utilities	0	1,751,055	0	1,751,055
Municipal Bonds & Notes
California	0	27,125	0	27,125
Connecticut	0	176	0	176
Florida	0	8,453	0	8,453
Georgia	0	54,226	0	54,226
Illinois	0	1,447	0	1,447
New York	0	69,025	0	69,025
Ohio	0	3,214	0	3,214
Pennsylvania	0	3,505	0	3,505
Rhode Island	0	174	0	174
Texas	0	13,089	0	13,089
West Virginia	0	17,399	0	17,399
U.S. Government Agencies	0	19,982,670	10	19,982,680
U.S. Treasury Obligations	0	8,116,965	0	8,116,965
Non-Agency Mortgage-Backed Securities	0	8,908,267	9,392	8,917,659
Asset-Backed Securities	0	7,733,825	62,083	7,795,908
Sovereign Issues	0	1,603,845	0	1,603,845
Common Stocks
Consumer Discretionary	4	0	0	4
Preferred Securities
Banking & Finance	0	56,789	0	56,789
Real Estate Investment Trusts
Real Estate	619	0	0	619
Short-Term Instruments
Commercial Paper	0	1,005,022	0	1,005,022
Repurchase Agreements	0	2,124,916	0	2,124,916
Hungary Treasury Bills	0	157,452	0	157,452
Israel Treasury Bills	0	313,992	0	313,992
Japan Treasury Bills	0	375,448	0	375,448
U.S. Treasury Bills	0	69,376	0	69,376

$623	$64,187,708	$592,837	$64,781,168
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,673,576	$0	$0	$3,673,576

Total Investments	$3,674,199	$64,187,708	$592,837	$68,454,744

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,264,583)	$0	$(1,264,583)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26,420	27,949	0	54,369
Over the counter	0	130,340	0	130,340

$26,420	$158,289	$0	$184,709
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,462)	(91,347)	0	(102,809)
Over the counter	0	(331,185)	0	(331,185)

$(11,462)	$(422,532)	$0	$(433,994)

Total Financial Derivative Instruments	$14,958	$(264,243)	$0	$(249,285)

Totals	$3,689,157	$62,658,882	$592,837	$66,940,876

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$600,155	$5,044	$(38,390)	$153	$(1,332)	$(61,016)	$0	$0	$504,614	$(61,747)
Corporate Bonds & Notes
Banking & Finance	34,948	0	0	0	0	(1,684)	0	(16,526)	16,738	(811)
U.S. Government Agencies	0	0	0	0	0	0	10	0	10	0
Non-Agency Mortgage-Backed Securities	196,337	14	(11,240)	132	531	(22,267)	0	(154,115)	9,392	(467)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2022 (Unaudited)

Asset-Backed Securities	74,594	0	(1,402)	0	(18)	(6,499)	0	(4,592)	62,083	(6,413)
Preferred Securities
Utilities	598,610	0	(577,481)	0	(44,042)	22,913	0	0	0	0

	$1,504,644	$5,058	$(628,513)	$285	$(44,861)	$(68,553)	$10	$(175,233)	$592,837	$(69,438)
Financial Derivative Instruments - Assets
Over the counter	$10	$0	$0	$0	$0	$(10)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(11)	$0	$0	$0	$0	$11	$0	$0	$0	$0

Totals	$1,504,643	$5,058	$(628,513)	$285	$(44,861)	$(68,552)	$10	$(175,233)	$592,837	$(69,438)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$329,781	Discounted Cash Flow			Discount Rate			4.410 - 7.840	6.430
		87,120	Discounted Cash Flow			Discount Spread			7.212	—
		87,713	Indicative Market Quotation			Price			90.500	—
Corporate Bonds & Notes
Banking & Finance		16,738	Discounted Cash Flow			Discount Rate			6.430	—
U.S. Government Agencies		10	Proxy Pricing			Base Price			100.564	—
Non-Agency Mortgage-Backed Securities		9,392	Expected Recovery			Recovery Rate			15.000	—
Asset-Backed Securities		62,083	Discounted Cash Flow			Discount Rate			6.950	—

Total		$592,837

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Total Return Fund II	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.4% ¤
CORPORATE BONDS & NOTES 30.7%
BANKING & FINANCE 11.5%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,436
American Tower Corp. 3.375% due 10/15/2026	1,000	936
Aviation Capital Group LLC 3.875% due 05/01/2023	1,500	1,488
Bank of America Corp. 4.125% due 01/22/2024	1,500	1,488
Boston Properties LP 2.550% due 04/01/2032	1,600	1,220
Charles Schwab Corp. 2.450% due 03/03/2027	1,600	1,461
Citigroup, Inc. 5.784% (US0003M + 1.023%) due 06/01/2024 ~	1,600	1,602
Empower Finance LP 1.357% due 09/17/2027	1,800	1,506
EPR Properties 4.500% due 04/01/2025	1,500	1,424
Equinix, Inc. 2.500% due 05/15/2031	1,600	1,290
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	382
Fifth Third Bancorp 6.361% due 10/27/2028 •	1,800	1,855
Franklin Resources, Inc. 1.600% due 10/30/2030	1,500	1,159
GA Global Funding Trust 1.250% due 12/08/2023	2,000	1,920
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •	1,600	1,532
2.640% due 02/24/2028 •	1,600	1,427
5.776% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,590
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,233
Healthpeak Properties, Inc. 3.500% due 07/15/2029	1,300	1,160
Intercontinental Exchange, Inc. 2.100% due 06/15/2030	1,600	1,308
JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,800	1,781
3.797% due 07/23/2024 •	1,500	1,485
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,455
Kimco Realty Corp. 3.200% due 04/01/2032	1,600	1,328
Mid-America Apartments LP 3.600% due 06/01/2027	1,800	1,708
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,572
National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,363
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028	1,700	1,324
Nuveen Finance LLC 4.125% due 11/01/2024	550	536
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,750
4.750% due 01/15/2028	1,200	1,108
Physicians Realty LP 4.300% due 03/15/2027	900	850
Progressive Corp. 2.500% due 03/15/2027	1,700	1,568
Prologis LP 3.250% due 06/30/2026	1,900	1,805
Public Storage 3.094% due 09/15/2027	1,600	1,491
Realty Income Corp.
3.950% due 08/15/2027	1,400	1,337
4.875% due 06/01/2026	1,000	996

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

Santander Holdings USA, Inc. 3.450% due 06/02/2025	1,600	1,526
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,233
2.328% due 07/15/2052	1,700	1,427
STORE Capital Corp. 4.500% due 03/15/2028	300	271
Truist Financial Corp. 6.123% due 10/28/2033 •	1,400	1,477
UDR, Inc. 3.500% due 01/15/2028	1,600	1,457
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,415
3.550% due 09/29/2025	1,800	1,733
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,717

		63,130

INDUSTRIALS 11.2%
7-Eleven, Inc. 0.800% due 02/10/2024	1,600	1,523
American Airlines Pass-Through Trust
3.000% due 04/15/2030	867	753
3.150% due 08/15/2033	1,815	1,507
3.500% due 08/15/2033	432	329
4.000% due 01/15/2027	131	114
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	1,500	1,084
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,300	1,223
Boeing Co. 1.167% due 02/04/2023	1,600	1,594
British Airways Pass-Through Trust
2.900% due 09/15/2036	787	643
3.350% due 12/15/2030	946	819
Broadcom, Inc.
3.137% due 11/15/2035	1,907	1,408
3.187% due 11/15/2036	1,900	1,371
CDW LLC 4.125% due 05/01/2025	1,400	1,362
CenterPoint Energy Resources Corp. 5.279% (US0003M + 0.500%) due 03/02/2023 ~	1,093	1,092
Charter Communications Operating LLC 2.250% due 01/15/2029	1,700	1,371
Daimler Trucks Finance North America LLC
2.000% due 12/14/2026	1,700	1,500
4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~	700	699
Dell International LLC
5.450% due 06/15/2023	427	427
6.020% due 06/15/2026	900	919
Electronic Arts, Inc. 1.850% due 02/15/2031	1,900	1,498
Elevance Health, Inc. 2.550% due 03/15/2031	1,600	1,348
Energy Transfer LP 4.950% due 05/15/2028	1,600	1,538
Expedia Group, Inc. 4.625% due 08/01/2027	1,400	1,345
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	1,900	1,668
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,600	1,359
Hyundai Capital America 5.875% due 04/07/2025	1,800	1,809
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,527
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,385	1,140
Masco Corp. 1.500% due 02/15/2028	1,600	1,327
Mercedes-Benz Finance North America LLC 1.450% due 03/02/2026	1,600	1,433
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	1,882
NVR, Inc. 3.000% due 05/15/2030	1,600	1,347
Oracle Corp.
2.950% due 04/01/2030	1,500	1,282
3.850% due 04/01/2060	1,300	870
Orlando Health Obligated Group 3.327% due 10/01/2050	1,600	1,115
Owens Corning 3.400% due 08/15/2026	1,600	1,496
PayPal Holdings, Inc. 2.300% due 06/01/2030	1,500	1,236

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,239
S&P Global, Inc. 2.700% due 03/01/2029	1,800	1,588
Southern Co. 3.700% due 04/30/2030	1,400	1,267
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,000	809
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	900	888
Thermo Fisher Scientific, Inc. 1.750% due 10/15/2028	1,700	1,443
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	515	498
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,681	1,361
3.100% due 01/07/2030	1,031	931
4.150% due 02/25/2033	1,005	892
VMware, Inc. 1.800% due 08/15/2028	1,800	1,473
Walt Disney Co. 2.650% due 01/13/2031	1,000	856
Warnermedia Holdings, Inc. 4.054% due 03/15/2029	2,200	1,907
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,427

		61,537

UTILITIES 8.0%
Alabama Power Co. 1.450% due 09/15/2030	1,100	859
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,187
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,364
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,320
AT&T, Inc. 2.750% due 06/01/2031	1,800	1,496
Atmos Energy Corp. 0.625% due 03/09/2023	1,200	1,191
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,435
3.800% due 06/01/2029	1,600	1,457
Boston Gas Co. 3.001% due 08/01/2029	1,400	1,201
DTE Electric Co. 1.900% due 04/01/2028	2,000	1,742
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,340
Exelon Corp. 2.750% due 03/15/2027 (a)	1,680	1,543
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,049
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,039
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,134
Metropolitan Edison Co. 4.300% due 01/15/2029	1,400	1,317
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,400	1,356
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	889
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,329
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,416
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,333
Pacific Gas & Electric Co.
1.700% due 11/15/2023	1,700	1,646
4.400% due 03/01/2032	1,700	1,488
4.550% due 07/01/2030	1,500	1,363
San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,156
3.600% due 09/01/2023	1,300	1,285
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,239
3.700% due 08/01/2025	1,600	1,550
4.700% due 06/01/2027	1,500	1,471
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,585
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,330

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

Verizon Communications, Inc. 2.355% due 03/15/2032	1,446	1,150
Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,434

		43,694

Total Corporate Bonds & Notes (Cost $192,171)		168,361

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	930

ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,112

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	1,400	1,327

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 2.551% due 06/15/2023	500	495

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,400	1,298

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 5.258% (US0003M + 0.900%) due 07/25/2029 ~	107	107

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 2.046% due 11/01/2029	1,200	992

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	810

Total Municipal Bonds & Notes (Cost $8,171)		7,071

U.S. GOVERNMENT AGENCIES 44.8%
Fannie Mae
1.841% due 01/01/2035 •	76	75
2.773% due 04/01/2041 •	4	4
2.889% due 07/01/2044 •	29	28
3.257% due 05/25/2035 ~	27	27
3.462% due 05/01/2038 •	315	320
3.956% due 09/01/2035 •	8	8
4.076% due 12/25/2036 •	44	44
4.847% due 12/25/2042 ~	154	148
6.500% due 06/25/2044	34	35
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	11,163
Freddie Mac
0.650% due 10/22/2025	6,100	5,464
0.800% due 10/28/2026 (e)	6,100	5,318
2.889% due 02/25/2045 •	53	53
3.876% due 07/01/2030 •	6	6
4.000% due 04/01/2024 - 04/01/2048	682	657
4.500% due 02/01/2029	48	48
5.000% due 12/01/2039 - 07/01/2040	37	38
5.068% due 08/15/2036 ~	341	340
5.500% due 12/01/2036 - 07/01/2039	332	346
6.000% due 11/01/2029 - 09/01/2038	1,110	1,154
7.500% due 01/15/2023	1	1
8.000% due 11/01/2025 - 06/15/2030	84	91
Ginnie Mae
1.750% due 12/20/2029 •	57	56
2.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	42	41
2.625% due 02/20/2027 - 07/20/2030 •	61	60
2.875% (H15T1Y + 1.500%) due 06/20/2023 ~	2	2
2.875% due 05/20/2027 - 06/20/2027 •	26	26
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	4	4
3.000% due 07/20/2027 •	55	54
3.547% due 04/20/2066 ~	360	355
3.603% due 06/20/2065 •	1,437	1,427

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

4.000% due 09/15/2049 - 02/15/2050	219	209
4.302% due 02/20/2067 •	509	505
4.357% due 10/20/2062 •	1,970	1,954
4.407% due 08/20/2065 ~	1,099	1,082
4.417% due 07/20/2065 •	1,876	1,859
4.442% due 07/20/2065 - 10/20/2065 ~	1,676	1,657
4.492% due 11/20/2065 ~	334	333
4.500% due 04/20/2048 - 05/20/2048	690	679
4.585% due 06/20/2066 •	960	951
4.592% due 08/20/2066 ~	978	967
4.601% due 07/20/2066 ~	1,272	1,260
4.642% due 05/20/2066 •	1,188	1,173
4.646% due 11/20/2067 ~	1,094	1,090
4.911% due 07/20/2062 ~	1,120	1,117
5.000% due 07/15/2034 - 07/20/2049	2,258	2,287
8.000% due 09/15/2023 - 08/15/2024	1	0
Ginnie Mae, TBA
4.000% due 01/01/2053	18,500	17,509
4.500% due 01/01/2053	2,000	1,940
Tennessee Valley Authority STRIPS 1.500% due 09/15/2031	1,700	1,335
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 07/01/2052	63,199	55,588
3.500% due 06/01/2024 - 05/01/2035	8,585	8,256
4.000% due 08/01/2025 - 06/01/2049	894	858
4.500% due 05/01/2023 - 12/01/2040	263	262
5.500% due 01/01/2025 - 02/01/2040	897	924
6.000% due 04/01/2023 - 01/01/2039	845	880
6.500% due 07/01/2031 - 10/01/2037	6	7
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2053	51,000	46,369
4.000% due 03/01/2053	33,500	31,438
4.500% due 02/01/2053	15,400	14,825
5.000% due 01/01/2053	21,300	20,992

Total U.S. Government Agencies (Cost $257,075)		245,699

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,298
1.375% due 08/15/2050	8,900	4,949
1.625% due 11/15/2050	8,400	5,001
1.875% due 02/15/2041	1,100	778
1.875% due 11/15/2051	1,200	760
2.000% due 11/15/2041	1,100	786
2.000% due 02/15/2050	1,000	661
2.250% due 05/15/2041	6,300	4,740
2.375% due 02/15/2042	1,700	1,299
2.500% due 02/15/2045	900	678
2.750% due 11/15/2042	700	562
2.875% due 05/15/2043 (e)	1,800	1,471
2.875% due 08/15/2045	500	403
2.875% due 05/15/2049	700	564
3.000% due 05/15/2042	400	337
3.000% due 05/15/2045	14,700	12,125
3.000% due 08/15/2052	1,300	1,071
3.125% due 02/15/2043 (e)	2,400	2,050
3.125% due 08/15/2044	1,200	1,015
3.250% due 05/15/2042	7,600	6,667
3.375% due 08/15/2042	26,700	23,871
3.375% due 05/15/2044	500	441
3.625% due 08/15/2043	2,100	1,932
3.625% due 02/15/2044	1,500	1,377
3.750% due 11/15/2043	1,300	1,220
4.000% due 11/15/2042 (a)	1,600	1,567
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2032	1,720	1,508
0.625% due 07/15/2032	5,026	4,607

Total U.S. Treasury Obligations (Cost $121,709)		94,738

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.6%
Ashford Hospitality Trust 5.318% due 06/15/2035 ~	1,800	1,735
BAMLL Commercial Mortgage Securities Trust 5.368% due 09/15/2038 •	1,800	1,692
Banc of America Funding Trust 3.418% due 05/25/2035 ~	119	112
BANK 3.394% due 03/15/2064 ~	1,500	1,321
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	4,257
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,599	1,344
Bear Stearns Adjustable Rate Mortgage Trust
3.239% due 04/25/2033 ~	25	25

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

3.953% due 02/25/2036 ^~	54	41
4.282% due 01/25/2035 ~	247	246
Bear Stearns ALT-A Trust
3.115% due 05/25/2035 ~	525	489
3.729% due 09/25/2035 ^~	100	62
BSST Mortgage Trust 5.636% due 02/15/2037 •	1,600	1,493
BWAY Mortgage Trust 5.568% due 09/15/2036 •	1,800	1,720
BX Commercial Mortgage Trust 5.048% due 10/15/2036 •	1,267	1,219
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.619% due 10/25/2035 •	190	172
Citigroup Commercial Mortgage Trust 5.498% due 10/15/2036 •	1,700	1,620
Citigroup Mortgage Loan Trust
3.790% due 09/25/2035 ~	177	170
5.410% due 10/25/2035 ~	36	33
Colony Mortgage Capital Ltd. 5.447% due 11/15/2038 ~	1,700	1,623
Countrywide Home Loan Mortgage Pass-Through Trust
3.671% due 02/20/2035 ~	1	1
5.910% due 02/20/2036 ^~	55	46
Credit Suisse Commercial Mortgage Trust 5.285% due 06/15/2034 •	1,079	1,028
Credit Suisse First Boston Mortgage Securities Corp. 3.395% due 09/25/2033 ~	526	521
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	881	836
3.000% due 11/25/2056 ~	1,407	1,179
5.718% due 07/15/2038 ~	1,900	1,788
CRSNT Commercial Mortgage Trust 5.140% due 04/15/2036 ~	1,500	1,413
DBGS Mortgage Trust 5.113% due 06/15/2033 ~	2,000	1,912
DOLP Trust 2.956% due 05/10/2041	1,900	1,515
Extended Stay America Trust 5.398% due 07/15/2038 ~	4,490	4,368
GCAT Trust 3.000% due 04/25/2052 ~	1,520	1,274
GCT Commercial Mortgage Trust 5.118% due 02/15/2038 •	1,900	1,767
GS Mortgage Securities Trust 3.621% due 10/10/2035	1,400	1,287
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,427	1,153
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,439	1,162
3.000% due 08/26/2052 ~	1,886	1,573
HomeBanc Mortgage Trust 4.889% due 03/25/2035 •	1,061	884
Hundred Acre Wood Trust 4.371% due 10/25/2051 ~	1,409	1,290
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 ~	3	3
IndyMac INDX Mortgage Loan Trust 3.196% due 11/25/2035 ^~	582	501
JP Morgan Chase Commercial Mortgage Securities Trust
5.528% due 06/15/2035 •	1,454	1,329
5.768% due 12/15/2031 •	901	859
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,599	1,291
3.000% due 01/25/2052 ~	1,494	1,252
3.000% due 03/25/2052 ~	1,568	1,314
3.500% due 09/25/2052 ~	1,638	1,453
3.708% due 07/25/2035 ~	63	62
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	1,605	1,553
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,265
LUXE Commercial Mortgage Trust 5.368% due 10/15/2038 ~	588	564
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,283
MFA Trust 1.479% due 03/25/2065 ~	507	467
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	945	919
Morgan Stanley Capital Trust
3.436% due 12/15/2049	1,805	1,715
5.487% due 12/15/2023 •	1,700	1,630
Morgan Stanley Mortgage Loan Trust 4.386% due 06/25/2036 ~	1,145	1,094
Natixis Commercial Mortgage Securities Trust 5.268% due 08/15/2038 •	1,700	1,601

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

NYO Commercial Mortgage Trust 5.413% due 11/15/2038 ~	1,700	1,546
OBX Trust
2.500% due 10/25/2051 ~	1,516	1,224
3.000% due 02/25/2052 ~	1,501	1,258
One New York Plaza Trust 5.268% due 01/15/2036 •	1,500	1,418
Prime Mortgage Trust 4.789% due 02/25/2034 •	30	29
Residential Funding Mortgage Securities, Inc. Trust 5.289% due 02/25/2036 ^~	75	62
Sequoia Mortgage Trust 4.979% due 04/19/2027 •	138	131
SFO Commercial Mortgage Trust 5.468% due 05/15/2038 ~	1,000	919
SREIT Trust 5.018% due 10/15/2038 ~	1,700	1,635
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	302	277
Structured Asset Mortgage Investments Trust 4.999% due 09/19/2032 ~	31	29
Tharaldson Hotel Portfolio Trust 5.268% due 11/11/2034 ~	810	788
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	1,782	1,663
UWM Mortgage Trust
2.500% due 11/25/2051 ~	2,101	1,697
2.500% due 12/25/2051 ~	1,477	1,186
3.000% due 01/25/2052 ~	1,680	1,408
4.471% due 11/25/2051 ~	1,553	1,426
4.521% due 09/25/2051 •	1,532	1,405
VASA Trust 5.218% due 07/15/2039 •	1,900	1,757
WaMu Mortgage Pass-Through Certificates Trust 4.969% due 10/25/2045 ~	90	83
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~	1,500	1,286

Total Non-Agency Mortgage-Backed Securities (Cost $94,427)		85,753

ASSET-BACKED SECURITIES 5.4%
BDS Ltd. 6.121% due 03/19/2039 ~	3,100	3,018
Carvana Auto Receivables Trust 2.570% due 05/12/2025	988	979
EMC Mortgage Loan Trust 5.129% due 05/25/2040 •	305	286
Flagship Credit Auto Trust 4.030% due 12/15/2026	1,400	1,361
Fremont Home Loan Trust 4.449% due 01/25/2037 •	41	19
FS Rialto Issuer LLC 5.708% due 01/19/2039 •	1,900	1,854
GLS Auto Receivables Issuer Trust 1.980% due 08/15/2025	742	732
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	1,303	1,289
Home Equity Asset Trust 5.289% due 11/25/2034 ~	27	27
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,446
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,459
MASTR Asset-Backed Securities Trust 5.079% due 03/25/2035 ~	58	58
MF1 LLC 6.956% due 09/17/2037 ~	1,400	1,395
MF1 Ltd. 6.471% due 06/19/2037 •	2,900	2,859
Morgan Stanley IXIS Real Estate Capital Trust 4.439% due 11/25/2036 •	12	4
Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,452	1,211
Navient Private Education Loan Trust 5.768% due 07/16/2040 •	1,390	1,371
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.634% due 01/25/2036 ~	185	181
Ready Capital Mortgage Financing LLC 5.594% due 01/25/2037 •	1,600	1,562
Residential Asset Securities Corp. Trust 4.809% due 06/25/2036 •	138	137
SBA Tower Trust 3.869% due 10/15/2049 þ	1,900	1,817
Securitized Asset-Backed Receivables LLC Trust 4.509% due 12/25/2036 ^•	581	133

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

SLM Student Loan Trust 4.508% due 10/25/2029 ~	245	243
Structured Asset Investment Loan Trust
5.289% due 09/25/2034 •	166	162
5.514% due 07/25/2033 •	1,136	1,108
Sunrun Demeter Issuer 2.270% due 01/30/2057	1,618	1,266
Towd Point HE Trust 0.918% due 02/25/2063 ~	653	613
VMC Finance LLC 5.708% due 02/18/2039 •	3,300	3,224

Total Asset-Backed Securities (Cost $31,698)		29,814

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		1,527

Total Short-Term Instruments (Cost $1,527)		1,527

Total Investments in Securities (Cost $706,778)		632,963

	SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short Asset Portfolio	1,781,499	17,077
PIMCO Short-Term Floating NAV Portfolio III	2,832,185	27,518

Total Short-Term Instruments (Cost $45,284)		44,595

Total Investments in Affiliates (Cost $45,284)		44,595

Total Investments 123.5% (Cost $752,062)		$677,558
Financial Derivative Instruments (d)(f) (0.1)%(Cost or Premiums, net $2,606)		(693)
Other Assets and Liabilities, net (23.4)%		(128,321)

Net Assets 100.0%		$548,544

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$1,527	U.S. Treasury Bills 0.000% due 06/29/2023	$(1,558)	$1,527	$1,527

Total Repurchase Agreements	$(1,558)	$1,527	$1,527

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2053	$6,800	$(5,791)	$(5,766)

Total Short Sales (1.1)%	$(5,791)	$(5,766)

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	153	$383	$(174)	$(544)

Total Written Options	$(174)	$(544)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2023	221	$24,818	$(133)	$0	$(31)
U.S. Treasury Long-Term Bond March Futures	03/2023	25	3,134	(8)	0	(4)

$(141)	$0	$(35)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	51	$(5,504)	$2	$5	$0
U.S. Ultra Treasury Note March Futures	03/2023	579	(68,485)	626	36	0

$628	$41	$0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

Total Futures Contracts							$487		$41	$(35)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.867%	$1,600	$20	$(17)	$3	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2023	0.709	1,700	8	(5)	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.265	1,800	(9)	(5)	(14)	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.297	1,800	(12)	(6)	(18)	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.801	1,800	12	0	12	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.870	1,700	23	(15)	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.964	1,700	338	(154)	184	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.119	1,600	(18)	12	(6)	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.009	1,700	39	(39)	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.123	400	(7)	5	(2)	0	0

						$394	$(224)	$170	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
									Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index		(1.000)%	Quarterly	12/20/2027	$21,600	$(154)	$(27)	$(181)	$0	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$5,200	$(18)	$(423)	$(441)	$0	$(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(731)	(772)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(94)	(107)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	2,500	(16)	(66)	(82)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,100	(10)	2	(8)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	309	83	392	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	968	3,500	63	0

						$2,743	$(261)	$2,482	$78	$(44)

Total Swap Agreements						$2,983	$(512)	$2,471	$81	$(46)

(e)

Securities with an aggregate market value of $4,828 and cash of $4,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697%	04/02/2024	6,300	$(50)	$(19)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	6,300	(49)	(79)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	01/23/2023	700	(2)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	01/23/2023	700	(2)	(4)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	01/12/2023	6,100	(19)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	01/12/2023	6,100	(19)	(20)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	4,800	(31)	(7)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	4,800	(31)	(60)

Total Written Options	$(203)	$(190)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,130	$0	$63,130
Industrials	0	61,537	0	61,537
Utilities	0	43,694	0	43,694
Municipal Bonds & Notes
California	0	930	0	930
Illinois	0	1,112	0	1,112
Louisiana	0	1,327	0	1,327
New Jersey	0	495	0	495
New York	0	1,298	0	1,298
Pennsylvania	0	107	0	107
Texas	0	992	0	992
West Virginia	0	810	0	810
U.S. Government Agencies	0	245,699	0	245,699
U.S. Treasury Obligations	0	94,738	0	94,738
Non-Agency Mortgage-Backed Securities	0	85,753	0	85,753
Asset-Backed Securities	0	29,814	0	29,814
Short-Term Instruments
Repurchase Agreements	0	1,527	0	1,527

$0	$632,963	$0	$632,963
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,595	$0	$0	$44,595

Total Investments	$44,595	$632,963	$0	$677,558

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,766)	$0	$(5,766)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$122	$0	$122

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(625)	0	(625)
Over the counter	0	(190)	0	(190)

$0	$(815)	$0	$(815)

Total Financial Derivative Instruments	$0	$(693)	$0	$(693)

Totals	$44,595	$626,504	$0	$671,099

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2022 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Schedule of Investments PIMCO Total Return Fund IV	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.2% ¤
CORPORATE BONDS & NOTES 33.7%
BANKING & FINANCE 14.0%
Agree LP 2.900% due 10/01/2030		$1,100	$896
AIA Group Ltd. 3.125% due 03/13/2023		3,000	2,990
Aon Corp. 2.800% due 05/15/2030		1,100	941
Aviation Capital Group LLC 5.500% due 12/15/2024		1,000	983
Bank of America Corp. 3.841% due 04/25/2025 •		800	781
BNP Paribas SA 2.871% due 04/19/2032 •		1,000	784
Boston Properties LP 2.450% due 10/01/2033		315	227
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,018
Citigroup, Inc. 6.004% (US0003M + 1.250%) due 07/01/2026 ~		1,000	996
Credit Suisse AG 3.700% due 02/21/2025		1,000	923
Credit Suisse Group AG
0.650% due 09/10/2029	EUR	1,200	863
4.194% due 04/01/2031 •		$300	233
6.442% due 08/11/2028 •		300	274
Danske Bank AS 1.621% due 09/11/2026 •		1,200	1,058
Deutsche Bank AG 3.961% due 11/26/2025 •		2,800	2,678
EPR Properties 4.500% due 04/01/2025		1,400	1,329
Equinix, Inc. 2.500% due 05/15/2031		1,200	967
GA Global Funding Trust 1.250% due 12/08/2023		1,000	960
Globe Life, Inc. 2.150% due 08/15/2030		1,000	794
Goldman Sachs Group, Inc.
5.700% due 11/01/2024		700	709
6.124% (US0003M + 1.750%) due 10/28/2027 ~		900	917
Host Hotels & Resorts LP 3.875% due 04/01/2024		2,900	2,824
HSBC Holdings PLC 7.390% due 11/03/2028 •		600	632
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,100	942
ING Groep NV 4.017% due 03/28/2028 •		800	749
JPMorgan Chase & Co. 1.578% due 04/22/2027 •		1,200	1,056
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,127
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	2,100	1,377
MassMutual Global Funding 5.050% due 12/07/2027		$600	604
Mid-America Apartments LP 4.200% due 06/15/2028		700	665
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		900	832
Norinchukin Bank 2.080% due 09/22/2031		1,000	774
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		289	287
5.250% due 01/15/2026		1,400	1,373
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	915
Public Storage 0.500% due 09/09/2030	EUR	800	647
SBA Tower Trust 2.328% due 07/15/2052		$900	755

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

Societe Generale SA 1.792% due 06/09/2027 •	1,200	1,034
Standard Chartered PLC 3.971% due 03/30/2026 •	800	765
Stifel Financial Corp. 4.000% due 05/15/2030	1,300	1,130
Sumitomo Mitsui Financial Group, Inc. 1.902% due 09/17/2028	900	743
Wells Fargo & Co. 3.526% due 03/24/2028 •	800	742

		41,294

INDUSTRIALS 10.4%
American Airlines Pass-Through Trust
3.200% due 12/15/2029	863	751
3.500% due 08/15/2033	1,124	855
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	800	578
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,200	1,129
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	900	558
Boardwalk Pipelines LP 3.400% due 02/15/2031	700	587
Broadcom, Inc. 3.469% due 04/15/2034	1,200	961
Daimler Trucks Finance North America LLC 1.125% due 12/14/2023	1,000	961
Dell International LLC 5.450% due 06/15/2023	373	373
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,021	871
Electronic Arts, Inc. 1.850% due 02/15/2031	1,400	1,104
Elevance Health, Inc. 2.550% due 03/15/2031	1,200	1,011
Expedia Group, Inc. 3.250% due 02/15/2030	800	680
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,200	1,019
Hyundai Capital America 1.000% due 09/17/2024	450	416
Imperial Brands Finance PLC 3.125% due 07/26/2024	1,500	1,435
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,600	1,164
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,299	1,069
Masco Corp. 1.500% due 02/15/2028	1,200	995
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	1,100	999
4.810% due 09/17/2030	800	681
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/30/2023 (d)(g)	937	2
Oracle Corp. 6.150% due 11/09/2029 (h)	300	312
Orlando Health Obligated Group 3.327% due 10/01/2050	800	557
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,200	930
Southern Co. 3.700% due 04/30/2030	1,000	905
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,100	890
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	1,621	1,446
T-Mobile USA, Inc. 3.400% due 10/15/2052	900	609
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,061	859
3.450% due 06/01/2029	206	183
VMware, Inc. 1.800% due 08/15/2028	1,000	818
Walt Disney Co. 2.650% due 01/13/2031	900	771
Warnermedia Holdings, Inc. 3.755% due 03/15/2027	900	812
Wipro IT Services LLC 1.500% due 06/23/2026	1,200	1,053

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

Wynn Las Vegas LLC 5.500% due 03/01/2025	2,400	2,283

		30,627

UTILITIES 9.3%
Appalachian Power Co. 2.700% due 04/01/2031	1,200	990
Arizona Public Service Co. 2.200% due 12/15/2031	1,000	765
AT&T, Inc. 2.750% due 06/01/2031	1,300	1,081
Boston Gas Co. 3.001% due 08/01/2029	1,200	1,030
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,200	1,005
Enel Finance International NV
1.375% due 07/12/2026	1,000	863
2.250% due 07/12/2031	1,000	730
Entergy Corp. 2.950% due 09/01/2026	2,700	2,510
Georgia Power Co. 3.250% due 03/15/2051	1,100	762
MidAmerican Energy Co. 2.700% due 08/01/2052	1,000	645
Monongahela Power Co. 3.550% due 05/15/2027	2,800	2,636
New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	932
2.150% due 10/01/2031	900	704
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	1,300	1,072
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	1,492	824
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	2,379	636
Public Service Co. of Oklahoma 2.200% due 08/15/2031	900	719
Rio Oil Finance Trust
9.250% due 07/06/2024	257	261
9.750% due 01/06/2027	2,033	2,115
San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,200	952
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026	1,500	1,384
Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,156
4.700% due 06/01/2027	800	785
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,000	950
Verizon Communications, Inc.
2.550% due 03/21/2031	1,400	1,155
2.850% due 09/03/2041	900	623

		27,285

Total Corporate Bonds & Notes (Cost $115,855)		99,206

MUNICIPAL BONDS & NOTES 1.2%
LOUISIANA 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	800	759

NEW YORK 0.3%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,100	1,020

TEXAS 0.3%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051	1,000	901

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	810

Total Municipal Bonds & Notes (Cost $3,900)		3,490

U.S. GOVERNMENT AGENCIES 38.5%
Fannie Mae
0.134% due 02/25/2033 ~	2,272	1,865
3.000% due 10/25/2040	632	586
3.462% due 05/01/2038 •	537	546

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

3.506% due 01/01/2036 •		945	963
Freddie Mac
4.508% (US0001M + 0.190%) due 10/15/2043 ~		307	296
5.000% due 03/01/2024 - 12/01/2038		327	332
5.500% due 04/01/2038		96	99
Ginnie Mae
0.000% due 11/20/2039 (a)(d)		2,431	2,125
2.469% due 05/20/2047 ~		593	551
3.000% due 11/15/2049		644	573
3.379% due 06/20/2067 ~		2,188	2,178
3.593% due 04/20/2065 •		322	319
4.000% due 09/15/2049		372	355
4.302% due 02/20/2067 •		1,256	1,246
4.312% due 06/20/2067 •		189	184
4.381% due 09/20/2065 ~		1,501	1,476
4.585% due 06/20/2066 •		1,632	1,617
4.592% due 08/20/2066 ~		1,854	1,833
4.592% due 08/20/2067 •		1,127	1,116
4.642% due 05/20/2066 •		1,782	1,760
4.770% due 12/20/2072 •		400	401
4.966% (SOFR30A + 1.140%) due 11/20/2072 ~		700	707
5.000% due 05/15/2047 - 09/15/2047		95	95
Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052		44,089	38,760
3.500% due 03/01/2048		77	71
4.000% due 11/01/2047		2,982	2,847
4.500% due 02/01/2031 - 07/01/2042		113	111
5.500% due 02/01/2036 - 05/01/2036		44	46
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2051		1,000	847
3.500% due 02/01/2053		17,914	16,287
4.000% due 01/01/2053		11,900	11,162
4.500% due 02/01/2053		7,900	7,605
5.000% due 01/01/2053 - 02/01/2053		14,900	14,683

Total U.S. Government Agencies (Cost $115,506)			113,642

U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Bonds
1.375% due 11/15/2040		11,100	7,222
1.375% due 08/15/2050		900	500
1.875% due 11/15/2051		1,000	634
2.375% due 02/15/2042		500	382
2.500% due 02/15/2045		8,000	6,030
2.750% due 08/15/2042		400	322
2.875% due 05/15/2049		2,800	2,255
3.125% due 02/15/2043 (k)		1,930	1,648
3.125% due 08/15/2044		4,700	3,976
3.250% due 05/15/2042		4,300	3,772
3.375% due 08/15/2042		300	268
3.750% due 11/15/2043 (k)		2,500	2,346
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2031		3,224	2,851
0.125% due 01/15/2032		645	565
0.125% due 02/15/2051		229	148
0.250% due 02/15/2050		232	157
0.625% due 07/15/2032		1,846	1,693
1.000% due 02/15/2049		237	198

Total U.S. Treasury Obligations (Cost $44,554)			34,967

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.0%
Alba PLC 3.714% due 03/17/2039 •	GBP	2,269	2,587
Ashford Hospitality Trust 5.318% due 06/15/2035 ~		$3,000	2,892
Banc of America Funding Trust 3.418% due 05/25/2035 ~		609	574
Bear Stearns Adjustable Rate Mortgage Trust 4.340% due 02/25/2033 ~		8	8
CD Mortgage Trust 3.348% due 11/10/2049		1,825	1,745
Chase Mortgage Finance Trust 2.448% due 02/25/2037 ~		7	7
Credit Suisse First Boston Mortgage Securities Corp. 3.395% due 09/25/2033 ~		1	1
DBWF Mortgage Trust 5.469% due 12/19/2030 •		900	875
Eurohome UK Mortgages PLC 3.946% due 06/15/2044 •	GBP	1,192	1,376
Eurosail PLC
4.461% due 06/13/2045 ~		2,122	2,535
4.461% (SONIO/N + 1.069%) due 06/13/2045 ~		4,424	5,257
FirstMac Mortgage Funding Trust
4.056% due 03/08/2049 •	AUD	606	412
4.306% due 03/08/2049 •		1,500	1,022

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

Great Hall Mortgages PLC 4.868% due 06/18/2039 ~		$755	740
GS Mortgage Securities Corp. 7.736% due 08/15/2039 ~		800	807
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		2,720	2,611
GSR Mortgage Loan Trust 4.367% due 01/25/2035 ~		206	188
HomeBanc Mortgage Trust 4.889% due 03/25/2035 •		271	226
Impac CMB Trust 5.169% due 10/25/2034 ~		938	897
JP Morgan Mortgage Trust 3.500% due 09/25/2052 ~		867	769
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		2,772	2,640
Landmark Mortgage Securities PLC 3.668% due 04/17/2044 •	GBP	244	277
Ludgate Funding PLC 3.869% due 12/01/2060 •		1,856	2,109
Mansard Mortgages PLC 3.185% due 04/15/2047 •		557	635
MASTR Adjustable Rate Mortgages Trust 3.874% due 11/21/2034 ~		$382	345
Merrill Lynch Mortgage Investors Trust
4.385% due 11/25/2035 •		120	112
5.905% due 01/25/2029 •		65	63
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,243	4,979
Morgan Stanley Capital Trust 3.436% due 12/15/2049		1,805	1,715
ONE Park Mortgage Trust 5.150% due 03/15/2036 •		700	668
Resloc UK PLC 2.206% due 12/15/2043 ~	EUR	3,331	3,404
Ripon Mortgages PLC 4.461% due 08/28/2056 ~	GBP	1,300	1,502
Structured Adjustable Rate Mortgage Loan Trust 3.989% due 09/25/2034 ~		$873	859
Tharaldson Hotel Portfolio Trust 5.268% due 11/11/2034 ~		2,430	2,365
Towd Point Mortgage Funding 4.071% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	839	1,008
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$1,462	1,365
UWM Mortgage Trust 2.500% due 11/25/2051 ~		1,096	885
WaMu Mortgage Pass-Through Certificates Trust
4.929% due 07/25/2045 ~		73	67
4.969% due 10/25/2045 ~		1,574	1,456
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		3,383	3,217
3.486% due 12/15/2059		3,818	3,692

Total Non-Agency Mortgage-Backed Securities (Cost $64,740)			58,892

ASSET-BACKED SECURITIES 2.4%
Countrywide Asset-Backed Certificates Trust 4.929% due 12/25/2034 •		1,737	1,637
Flagship Credit Auto Trust 4.030% due 12/15/2026		800	778
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025		815	806
LL ABS Trust 3.760% due 11/15/2029		475	465
Merrill Lynch Mortgage Investors Trust 5.184% due 09/25/2035 ~		474	462
Ready Capital Mortgage Financing LLC 6.875% due 10/25/2039 •		699	698
SBA Tower Trust 3.869% due 10/15/2049 þ		1,100	1,052
SLM Student Loan Trust 4.478% due 01/25/2027 •		103	103
SMB Private Education Loan Trust 2.340% due 09/15/2034		167	159
SoFi Professional Loan Program LLC 5.339% due 01/25/2039 ~		161	161
Wells Fargo Home Equity Asset-Backed Securities Trust 5.389% due 10/25/2034 •		687	665

Total Asset-Backed Securities (Cost $7,145)			6,986

SOVEREIGN ISSUES 1.4%
Chile Government International Bond 3.500% due 01/31/2034		900	769

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

Peru Government International Bond
6.350% due 08/12/2028	PEN	3,700	927
8.200% due 08/12/2026		1,000	276
Province of Ontario 1.550% due 11/01/2029	CAD	1,200	761
Province of Quebec 6.350% due 01/30/2026		$600	626
Romania Government International Bond 3.000% due 02/27/2027		900	800

Total Sovereign Issues (Cost $4,946)			4,159

SHORT-TERM INSTRUMENTS 5.1%
COMMERCIAL PAPER 2.1%
AT&T, Inc. 4.650% due 01/03/2023		600	600
Crown Castle, Inc.
5.000% due 01/04/2023		400	400
5.100% due 01/05/2023		600	599
Duke Energy Corp.
4.620% due 01/11/2023		600	599
4.620% due 01/17/2023		600	598
4.650% due 01/09/2023		1,000	999
Humana, Inc. 4.850% due 01/10/2023		300	299
National Grid North America, Inc. 4.780% due 01/23/2023		400	399
ORACLE Corp.
4.760% due 01/27/2023		600	598
4.800% due 01/26/2023		600	598
VW Credit, Inc. 4.750% due 01/25/2023		600	598

			6,287

REPURCHASE AGREEMENTS (i) 0.2%			570

SHORT-TERM NOTES 1.0%
Federal Home Loan Bank 4.320% due 01/06/2023 •		2,900	2,900

HUNGARY TREASURY BILLS 0.1%
18.250% due 01/03/2023 (d)(e)	HUF	153,000	410

ISRAEL TREASURY BILLS 1.7%
0.864% due 01/04/2023 - 05/03/2023 (c)(d)	ILS	18,000	5,085

Total Short-Term Instruments (Cost $15,510)			15,252

Total Investments in Securities (Cost $372,156)			336,594

		SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III		536,611	5,214

Total Short-Term Instruments (Cost $5,214)			5,214

Total Investments in Affiliates (Cost $5,214)			5,214

Total Investments 116.0% (Cost $377,370)			$341,808
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $(1,143))			87
Other Assets and Liabilities, net (16.0)%			(47,165)

Net Assets 100.0%			$294,730

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.	6.150%	11/09/2029	11/07/2022	$300	$312	0.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$570	U.S. Treasury Bills 0.000% due 06/08/2023	$(581)	$570	$570

Total Repurchase Agreements	$(581)	$570	$570

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(13) at a weighted average interest rate of 0.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2023	44	$4,749	$(2)	$0	$(4)
U.S. Treasury 10-Year Note March Futures	03/2023	130	14,599	(35)	0	(18)

$(37)	$0	$(22)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP March Futures	03/2023	7	$(816)	$61	$8	$(7)
Euro-Bund March Futures	03/2023	94	(13,376)	862	107	(47)
Euro-Oat March Futures	03/2023	7	(954)	66	9	(5)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

Japan Government 10-Year Bond March Futures				03/2023	1		(1,108)	21		1	0

								$1,010		$125	$(59)

Total Futures Contracts								$973		$125	$(81)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.674%	EUR	1,000	$(6)	$(29)	$(35)	$0	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.027		1,100	(153)	131	(22)	0	0

							$(159)	$102	$(57)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly		12/20/2027		$8,800	$(63)	$(11)	$(74)	$0	$(1)
iTraxx Europe Main 38 5-Year Index	(1.000)	Quarterly		12/20/2027	EUR	3,700	34	(52)	(18)	0	(4)

							$(29)	$(63)	$(92)	$0	$(5)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2053	GBP	600	$185	$5	$190	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,780,000	8	21	29	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024		1,600,000	24	(40)	(16)	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		10,000	3	(4)	(1)	0	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031		2,580,000	(1)	283	282	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032		70,000	0	30	30	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032		49,000	0	20	20	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032		32,000	0	12	12	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		81,900	(71)	107	36	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		153,000	42	103	145	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		68,700	(111)	152	41	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		63,000	(1)	98	97	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		14,000	0	22	22	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		20,000	11	27	38	2	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051	49,000	0	74	74	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051	18,000	0	27	27	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051	10,000	0	15	15	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051	53,000	33	54	87	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052	28,000	0	35	35	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052	49,000	0	58	58	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	$19,000	(1,216)	(479)	(1,695)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	700	104	1	105	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	1,300	280	79	359	6	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	13,200	(115)	(1,647)	(1,762)	0	(69)

$(825)	$(947)	$(1,772)	$83	$(108)

Total Swap Agreements	$(1,013)	$(908)	$(1,921)	$83	$(113)

(k)

Securities with an aggregate market value of $1,987 and cash of $2,225 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2023	$744	GBP	610	$0	$(7)
03/2023	ILS	496	$146	5	0
04/2023	2,976	907	56	0
05/2023	PEN	523	132	0	(4)
BPS	01/2023	HUF	152,455	389	0	(20)
03/2023	ILS	954	281	9	0
CBK	01/2023	3,000	949	96	0
01/2023	PEN	1,441	365	0	(14)
01/2023	$13	CLP	11,813	2	0
02/2023	AUD	4,651	$3,114	0	(58)
02/2023	PEN	3,571	906	0	(31)
03/2023	ILS	2,219	654	21	0
03/2023	PEN	1,174	300	0	(7)
03/2023	$43	PEN	170	1	0
04/2023	ILS	2,382	$730	49	0
04/2023	PEN	1,847	468	0	(14)
04/2023	$519	PEN	2,075	23	0
05/2023	ILS	3,173	$962	52	0
DUB	03/2023	2,678	790	25	0
GLM	03/2023	MXN	170	8	0	0
05/2023	$396	PEN	1,577	15	0
JPM	01/2023	CNH	31	$5	0	0
01/2023	GBP	15,219	18,377	0	(25)
MBC	01/2023	CAD	1,173	874	8	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

01/2023	EUR	4,926	5,163	0	(112)
01/2023	$236	EUR	221	1	0
02/2023	JPY	29,900	$215	0	(14)
05/2023	CNH	4,499	670	14	0
RBC	01/2023	$377	GBP	312	0	0
SCX	01/2023	188	EUR	177	1	0
UAG	05/2023	620	CNH	4,299	7	0

Total Forward Foreign Currency Contracts	$385	$(306)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.155%	$3,100	$(130)	$124	$0	$(6)

Total Swap Agreements	$(130)	$124	$0	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$41,294	$0	$41,294
Industrials	0	30,627	0	30,627
Utilities	0	27,285	0	27,285
Municipal Bonds & Notes
Louisiana	0	759	0	759
New York	0	1,020	0	1,020
Texas	0	901	0	901
West Virginia	0	810	0	810
U.S. Government Agencies	0	113,642	0	113,642
U.S. Treasury Obligations	0	34,967	0	34,967
Non-Agency Mortgage-Backed Securities	0	58,892	0	58,892
Asset-Backed Securities	0	6,986	0	6,986
Sovereign Issues	0	4,159	0	4,159
Short-Term Instruments
Commercial Paper	0	6,287	0	6,287
Repurchase Agreements	0	570	0	570
Short-Term Notes	0	2,900	0	2,900
Hungary Treasury Bills	0	410	0	410
Israel Treasury Bills	0	5,085	0	5,085

$0	$336,594	$0	$336,594
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,214	$0	$0	$5,214

Total Investments	$5,214	$336,594	$0	$341,808

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	125	83	0	208
Over the counter	0	385	0	385

$125	$468	$0	$593
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(59)	(135)	0	(194)
Over the counter	0	(312)	0	(312)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2022 (Unaudited)

	$(59)	$(447)	$0	$(506)

Total Financial Derivative Instruments	$66	$21	$0	$87

Totals	$5,280	$336,615	$0	$341,895

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	December 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Qatar National Bank QPSC 5.557% (LIBOR03M + 0.800%) due 11/06/2023 «~		$2,800	$2,790

Total Loan Participations and Assignments (Cost $2,783)			2,790

CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 4.2%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	175
American Tower Corp.
1.450% due 09/15/2026		400	350
3.500% due 01/31/2023		1,300	1,299
Banco Santander SA 3.848% due 04/12/2023		1,600	1,592
Bank of America Corp. 5.653% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	298
Bank of Nova Scotia 5.245% (SOFRINDX + 0.960%) due 03/11/2024 ~		10,000	9,986
Barclays PLC 7.250% due 03/15/2023 •(e)(f)	GBP	200	240
BNP Paribas SA 4.705% due 01/10/2025 •		$4,880	4,833
CK Hutchison International Ltd. 2.750% due 03/29/2023		1,500	1,492
Credit Suisse Group AG
3.800% due 06/09/2023		10,000	9,739
6.373% due 07/15/2026 •		9,600	9,022
Danske Bank AS
0.976% due 09/10/2025 •		400	365
3.875% due 09/12/2023		2,687	2,654
Deutsche Bank AG
3.961% due 11/26/2025 •		1,300	1,243
4.603% due 11/08/2023 •		10,100	10,035
First Abu Dhabi Bank PJSC 4.809% (US0003M + 0.900%) due 07/08/2024 ~		300	299
General Motors Financial Co., Inc. 4.150% due 06/19/2023		34,000	33,824
Goldman Sachs Group, Inc.
1.217% due 12/06/2023		1,200	1,159
5.442% (US0003M + 0.750%) due 02/23/2023 ~		7,600	7,604
HSBC Holdings PLC
2.999% due 03/10/2026 •		600	564
5.674% (US0003M + 1.000%) due 05/18/2024 ~		10,000	9,963
ING Groep NV
3.869% due 03/28/2026 •		700	674
4.100% due 10/02/2023		5,000	4,961
JPMorgan Chase & Co.
3.875% due 02/01/2024		10,000	9,874
5.274% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,500	1,487
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		300	285
4.050% due 08/16/2023		2,600	2,583
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		1,800	1,738
5.187% (US0003M + 0.860%) due 07/26/2023 ~		700	701
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		1,419	1,385
3.549% due 03/05/2023		5,000	4,989
4.899% (US0003M + 0.990%) due 07/10/2024 ~		4,900	4,889
5.345% (US0003M + 0.610%) due 09/08/2024 ~		1,800	1,789
5.387% (US0003M + 0.630%) due 05/25/2024 ~		5,800	5,769
Morgan Stanley
1.164% due 10/21/2025 •		2,600	2,395
5.022% (SOFRRATE + 1.165%) due 04/17/2025 ~		10,000	9,961
Nationwide Building Society 1.700% due 02/13/2023		6,800	6,779
Nissan Motor Acceptance Co. LLC 5.375% (US0003M + 0.640%) due 03/08/2024 ~		805	792
Nordea Bank Abp 5.675% (US0003M + 0.940%) due 08/30/2023 ~		200	200

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

PNC Financial Services Group, Inc. 2.200% due 11/01/2024		6,000	5,737
Toronto-Dominion Bank 5.183% (SOFRRATE + 0.910%) due 03/08/2024 ~		6,000	5,992
Wells Fargo & Co. 5.241% (SOFRRATE + 1.320%) due 04/25/2026 ~		1,100	1,097

			180,813

INDUSTRIALS 0.6%
7-Eleven, Inc. 0.625% due 02/10/2023		3,650	3,631
Conagra Brands, Inc. 0.500% due 08/11/2023		400	389
DAE Funding LLC 1.550% due 08/01/2024		200	186
Daimler Trucks Finance North America LLC 4.779% (SOFRRATE + 0.500%) due 06/14/2023 ~		7,000	6,992
eBay, Inc. 2.750% due 01/30/2023		1,600	1,597
Hasbro, Inc. 3.550% due 11/19/2026		200	188
Hyatt Hotels Corp. 1.800% due 10/01/2024		300	281
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		200	186
NPC Ukrenergo 6.875% due 11/09/2028 ^(b)		200	36
QUALCOMM, Inc. 5.145% (US0003M + 0.730%) due 01/30/2023 ~		500	500
Quanta Services, Inc. 0.950% due 10/01/2024		300	277
Time Warner Cable Enterprises LLC 8.375% due 03/15/2023		5,997	6,035
Warnermedia Holdings, Inc.
3.428% due 03/15/2024		2,500	2,428
6.092% (SOFRINDX + 1.780%) due 03/15/2024 ~		3,700	3,689

			26,415

UTILITIES 0.2%
Atmos Energy Corp. 5.103% (US0003M + 0.380%) due 03/09/2023 ~		5,200	5,197
NextEra Energy Capital Holdings, Inc. 5.342% (SOFRINDX + 1.020%) due 03/21/2024 ~		534	531
Southern California Edison Co.
0.700% due 08/01/2023		400	390
0.975% due 08/01/2024		100	93

			6,211

Total Corporate Bonds & Notes (Cost $215,766)			213,439

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
3.432% due 12/25/2044 •		945	948
3.718% due 07/25/2046 •		1,590	1,559
4.839% due 07/25/2049 •		1,941	1,884
Freddie Mac
3.090% due 03/15/2037 ~		836	808
3.337% due 08/15/2042 ~		1,117	1,034
3.729% due 08/15/2038 •		1,306	1,312
4.718% due 11/15/2043 •		668	654
4.868% due 01/15/2042 ~		190	186
Ginnie Mae
0.706% due 12/20/2068 ~		913	888
2.890% due 03/20/2065 •		524	514
Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2053		57,700	57,831

Total U.S. Government Agencies (Cost $68,224)			67,618

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
OBX Trust 2.305% due 11/25/2061 ~		7,205	6,208
Residential Mortgage Securities PLC 4.681% due 06/20/2070 ~	GBP	921	1,109

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Trinity Square PLC 3.729% due 07/15/2059 ~		10,225	12,218

Total Non-Agency Mortgage-Backed Securities (Cost $22,158)			19,535

ASSET-BACKED SECURITIES 3.6%
American Express Credit Account Master Trust 3.390% due 05/15/2027		$9,100	8,840
AmeriCredit Automobile Receivables Trust 4.040% due 11/18/2024		800	794
Anchorage Capital CLO Ltd. 5.129% due 07/15/2030 ~		1,000	986
Arbor Realty Commercial Real Estate Notes Ltd. 5.240% due 12/15/2035 •		700	677
Ares European CLO DAC 2.158% due 10/15/2031 •	EUR	250	259
BDS Ltd. 6.461% due 08/19/2038 ~		$2,100	2,070
BlueMountain CLO Ltd. 5.505% due 10/22/2030 •		1,373	1,354
BSPRT Issuer Ltd. 5.418% due 03/15/2036 •		1,200	1,172
Carmax Auto Owner Trust 4.707% due 12/15/2025 •		27,500	27,609
Carrington Mortgage Loan Trust 5.363% due 10/20/2029 •		1,097	1,084
Citibank Credit Card Issuance Trust 4.683% due 01/20/2025 •		5,300	5,300
Daimler Trucks Retail Trust 5.070% due 09/16/2024		7,700	7,695
Drive Auto Receivables Trust
0.870% due 10/15/2027		600	578
4.300% due 04/15/2026		96	96
Exeter Automobile Receivables Trust 0.960% due 10/15/2026		1,100	1,044
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	1,328	979
Ford Credit Floorplan Master Owner Trust 4.818% due 09/15/2025 •		$500	498
GM Financial Consumer Automobile Receivables Trust 4.458% due 11/17/2025 •		12,400	12,425
GoldenTree Loan Management U.S. CLO Ltd. 5.153% due 11/20/2030 •		4,000	3,951
Griffith Park CLO DAC 2.522% due 11/21/2031 ~	EUR	500	518
Master Credit Card Trust 4.844% due 07/21/2024 •		$10,100	10,100
MMAF Equipment Finance LLC
4.924% due 12/01/2023		10,603	10,603
5.570% due 09/09/2025		7,000	7,014
Mountain View CLO LLC 5.169% due 10/16/2029 •		234	231
Navient Student Loan Trust 5.298% due 12/15/2059 ~		552	539
Oak Hill European Credit Partners DAC 2.196% due 10/20/2031 •	EUR	400	415
OCP Euro CLO 0.000% (EUR003M + 1.880%) due 01/20/2033 ~(a)		15,000	15,976
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025		$284	283
SLM Private Credit Student Loan Trust
5.009% due 12/16/2041 •		472	458
5.059% due 06/15/2039 •		696	656
5.079% due 12/15/2038 •		498	475
5.099% due 06/15/2039 ~		779	739
SLM Student Loan Trust 4.839% due 06/25/2043 ~		606	579
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		276	250
Toyota Auto Receivables Owner Trust 5.026% due 01/15/2026 •		5,000	5,013
Voya CLO Ltd. 5.079% due 10/15/2030 •		700	688
World Omni Auto Receivables Trust 4.657% due 03/16/2026 •		24,200	24,263

Total Asset-Backed Securities (Cost $155,862)			156,211

SOVEREIGN ISSUES 0.3%
Israel Government International Bond 1.500% due 11/30/2023	ILS	6,300	1,759

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Korea Development Bank 5.024% (US0003M + 0.350%) due 02/18/2023 ~		$9,200	9,199

Total Sovereign Issues (Cost $11,023)			10,958

		OUNCES
COMMODITIES 11.9%
Gold Warehouse Receipts		282,220	511,745

Total Commodities (Cost $467,558)			511,745

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 52.2%
CERTIFICATES OF DEPOSIT 0.0%
Sumitomo Mitsui Trust Bank Ltd. 4.780% due 02/28/2023		$1,200	1,201

COMMERCIAL PAPER 10.6%
American Electric Power Co., Inc.
4.730% due 01/05/2023		1,400	1,399
4.800% due 01/04/2023		250	250
4.800% due 01/19/2023		300	299
American Electric Power, Inc. 4.720% due 01/04/2023		1,400	1,399
AT&T, Inc. 4.650% due 01/03/2023		6,700	6,697
Bank of Nova Scotia
4.318% due 02/01/2023	CAD	38,000	27,949
4.351% due 02/06/2023		38,800	28,519
Barclays Bank PLC 4.950% due 05/15/2023		$19,500	19,144
Baxter International, Inc. 4.730% due 01/23/2023		3,200	3,190
CNH Industrial Capital LLC 4.950% due 02/21/2023		600	596
Consolidated Edison Co. of New York, Inc.
4.800% due 01/17/2023		3,300	3,292
4.800% due 01/18/2023		3,500	3,491
4.800% due 01/19/2023		3,600	3,591
4.800% due 01/20/2023		3,600	3,590
Constellation Brands, Inc.
5.000% due 01/09/2023		3,200	3,196
5.000% due 01/10/2023		800	799
5.000% due 01/11/2023		1,000	998
Crown Castle, Inc.
5.000% due 01/04/2023		1,400	1,399
5.100% due 01/05/2023		2,200	2,198
5.100% due 01/09/2023		23,400	23,368
5.150% due 01/10/2023		600	599
5.250% due 01/31/2023		700	697
Dominion Energy, Inc. 4.700% due 02/01/2023		3,500	3,485
Duke Energy Corp.
4.620% due 01/17/2023		2,200	2,195
4.650% due 01/09/2023		1,600	1,598
Electricite de France SA 5.000% due 01/20/2023		12,300	12,267
Enbridge (US), Inc.
4.700% due 01/04/2023		2,400	2,398
4.750% due 01/09/2023		2,600	2,597
4.780% due 01/20/2023		2,580	2,573
4.830% due 01/25/2023		800	797
4.830% due 01/26/2023		300	299
Enel Finance America LLC 6.000% due 01/12/2023		10,000	9,983
Energy Transfer LP 5.080% due 01/05/2023		13,400	13,389
Entergy Corp.
4.700% due 01/12/2023		1,950	1,947
4.750% due 01/11/2023		300	299
Fiserv, Inc.
4.630% due 01/09/2023		1,300	1,298
4.730% due 01/17/2023		1,300	1,297
4.780% due 01/23/2023		4,400	4,386

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

4.820% due 02/01/2023		1,750	1,742
Hitachi America Capital Ltd. 4.700% due 01/04/2023		3,800	3,798
Humana, Inc.
4.850% due 01/10/2023		1,200	1,198
4.900% due 01/17/2023		300	299
4.900% due 02/01/2023		700	697
4.930% due 02/06/2023		600	597
McCormick & Co., Inc. 4.750% due 01/27/2023		5,300	5,281
Medtronic Global Holdings SCA 4.750% due 01/27/2023		4,100	4,086
Mercedes-Benz Finance North America LLC 4.800% due 01/30/2023		7,700	7,669
Mondelez International, Inc. 4.670% due 01/11/2023		300	300
National Grid North America, Inc.
4.780% due 01/23/2023		1,800	1,794
4.810% due 01/24/2023		2,100	2,093
ORACLE Corp.
4.760% due 01/27/2023		5,300	5,281
4.800% due 01/26/2023		3,600	3,588
Parker-Hannifin Corp.
4.700% due 01/18/2023		500	499
4.700% due 01/19/2023		500	499
Penske Truck Leasing Co. LP 4.700% due 01/11/2023		1,800	1,797
Quanta Services, Inc.
5.100% due 01/09/2023		300	300
5.100% due 01/11/2023		300	299
Republic Services, Inc. 4.650% due 01/12/2023		2,900	2,895
Royal Bank of Canada
4.291% due 01/31/2023	CAD	38,200	28,097
4.312% due 02/06/2023		52,800	38,806
Tampa Electric Co. 4.800% due 01/12/2023		$5,400	5,391
Targa Resources Corp. 5.250% due 01/13/2023		14,300	14,276
Thomson Reuters Corp. 4.770% due 01/25/2023		17,500	17,443
Toronto-Dominion Bank
3.640% due 04/21/2023		16,200	16,210
4.261% due 01/13/2023	CAD	61,000	44,966
Virginia Electric & Power Co. 4.720% due 02/06/2023		$1,600	1,592
Vodafone Group PLC 4.600% due 01/05/2023		8,400	8,394
VW Credit, Inc.
4.700% due 01/26/2023		300	299
4.700% due 01/27/2023		2,600	2,590
4.750% due 01/24/2023		900	897
4.750% due 01/25/2023		2,200	2,193
4.800% due 01/26/2023		15,200	15,147
Walgreens Boots Alliance, Inc.
4.900% due 01/11/2023		7,400	7,388
4.950% due 01/18/2023		8,800	8,778

			454,647

REPURCHASE AGREEMENTS (g) 3.4%			147,654

SHORT-TERM NOTES 9.6%
Federal Home Loan Bank
4.310% due 01/03/2023 - 01/25/2023 •(i)		130,100	130,102
4.320% due 01/06/2023 - 01/24/2023 •		119,500	119,500
4.325% due 02/06/2023 •(i)		11,500	11,500
4.345% due 02/23/2023 •(i)		10,000	10,001
Korea Monetary Stabilization Bond 3.170% due 01/24/2023 (d)	KRW	180,000,000	142,071

			413,174

HUNGARY TREASURY BILLS 0.4%
18.250% due 01/03/2023 (c)(d)	HUF	6,608,000	17,716

ISRAEL TREASURY BILLS 0.6%
0.909% due 01/04/2023 - 05/03/2023 (c)(d)	ILS	92,160	26,006

JAPAN TREASURY BILLS 25.4%
(0.189)% due 01/06/2023 - 03/27/2023 (c)(d)	JPY	143,205,000	1,091,317

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

U.S. TREASURY BILLS 2.2%
3.956% due 01/17/2023 - 03/23/2023 (c)(d)(k)	$92,917	92,475

Total Short-Term Instruments (Cost $2,135,471)		2,244,190

Total Investments in Securities (Cost $3,078,845)		3,226,486

	SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short Asset Portfolio	81,722,538	783,392
PIMCO Short-Term Floating NAV Portfolio III	4,776	47

Total Short-Term Instruments (Cost $800,801)		783,439

Total Investments in Affiliates (Cost $800,801)		783,439

Total Investments 93.5% (Cost $3,879,646)		$4,009,925
Financial Derivative Instruments (h)(j) (2.0)%(Cost or Premiums, net $131,258)		(85,762)
Other Assets and Liabilities, net 8.5%		365,660

Net Assets 100.0%		$4,289,823

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.900%	12/30/2022	01/03/2023	$19,054	U.S. Treasury Notes 0.125% due 05/15/2023	$(19,435)	$19,054	$19,056
MBC	4.310	12/28/2022	01/04/2023	105,000	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026	(56,937)	105,000	105,076
U.S. Treasury Notes 4.125% due 11/15/2032	(51,160)
TDM	4.320	12/30/2022	01/03/2023	23,600	U.S. Treasury Bonds 4.375% - 4.625% due 02/15/2040 - 05/15/2040	(24,450)	23,600	23,611

Total Repurchase Agreements	$(151,982)	$147,654	$147,743

(1)	Includes accrued interest.
Securities with cash of $680 have been pledged as collateral under the terms of master agreements as of December 31, 2022.

The average amount of borrowings outstanding during the period ended December 31, 2022 was $(108) at a weighted average interest rate of 4.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	1,516	$361,831	$(330)	$0	$(170)
Amsterdam Index January Futures	01/2023	34	5,020	(281)	45	(89)
BIST 30 Index February Futures	02/2023	23,562	78,911	1,347	1,299	(33)
CAC 40 Index January Futures	01/2023	505	34,978	(962)	343	(551)
Cocoa March Futures	03/2023	1,685	42,005	1,860	367	(591)
Cocoa May Futures	05/2023	774	20,132	629	170	0
Corn May Futures	05/2023	533	18,069	(43)	0	(43)
DAX Index March Futures	03/2023	34	12,727	(363)	122	(123)
E-Mini S&P 500 Index March Futures	03/2023	21	4,054	(152)	0	(11)
Euro STOXX Bank March Futures	03/2023	15,041	77,484	1,878	282	(604)
European Climate Exchange December Futures	12/2023	750	67,414	(4,763)	0	(1,670)
FTSE 100 Index March Futures	03/2023	965	87,101	426	64	(420)
FTSE/JSE TOP 40 Index March Futures	03/2023	1,422	56,675	(1,462)	0	(921)
FTSE/MIB TOP 40 Index March Futures	03/2023	112	14,212	(364)	173	(212)
Hang Seng China Enterprises Index January Futures	01/2023	28	1,212	0	6	(23)
IBEX 35 Index January Futures	01/2023	209	18,333	(50)	130	(216)
Lead February Futures	02/2023	182	10,526	338	338	0
Live Cattle February Futures April Futures	04/2023	583	37,732	313	0	(151)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

OMX Stockholm 30 Index January Futures	01/2023	1,300	25,440	(894)	296	(439)
Phelix DE Base April Futures	03/2023	4	1,656	(869)	3	(221)
Platinum April Futures	04/2023	699	37,847	2,695	625	0
Robusta Coffee March Futures	03/2023	776	13,960	(643)	0	(194)
S&P/Toronto Stock Exchange 60 March Futures	03/2023	143	24,711	(851)	0	(184)
SGX Nifty 50 Index January Futures	01/2023	761	27,735	10	0	(87)
Silver March Futures	03/2023	461	55,412	2,339	0	(484)
Soybean May Futures	05/2023	60	4,590	4	4	0
Soybean Meal May Futures	05/2023	2,026	93,399	3,294	2,188	0
SPI 200 Index March Futures	03/2023	622	74,026	(1,409)	328	(741)
Sugar No. 11 May Futures	04/2023	5,676	119,005	(2,223)	0	(1,271)
White Sugar March Futures	02/2023	1,580	43,798	1,958	0	(585)

$1,432	$6,783	$(10,034)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor June Futures	06/2024	1,176	$(304,295)	$295	$236	$(94)
90-Day Eurodollar September Futures	09/2023	2,444	(579,992)	9,160	275	0
Aluminum Futures April Futures	04/2023	1,551	(92,517)	(346)	0	(347)
Arabica Coffee May Futures	05/2023	1,549	(96,977)	650	1,627	0
Australia Government 10-Year Bond March Futures	03/2023	2,142	(162,247)	283	172	(31)
Brent Crude May Futures	03/2023	367	(31,294)	(2,382)	0	(829)
Coal April Futures	04/2023	85	(15,789)	431	1	(37)
Coal June Futures	06/2023	85	(15,593)	626	10	(105)
Coal May Futures	05/2023	85	(15,619)	601	9	(97)
Copper May Futures	05/2023	345	(32,900)	(236)	112	0
Cotton No. 2 May Futures	05/2023	908	(37,886)	11	0	(327)
E-mini NASDAQ 100 Index March Futures	03/2023	38	(8,377)	26	8	0
E-Mini Russell 2000 Index March Futures	03/2023	40	(3,542)	4	12	0
Euro-BTP Italy Government Bond March Futures	03/2023	835	(93,950)	450	116	(107)
Euro-BTP March Futures	03/2023	605	(70,539)	777	725	(576)
Euro-Mill Wheat March Futures	03/2023	3,408	(56,409)	259	1,186	(228)
Euro-Oat March Futures	03/2023	113	(15,398)	1,064	140	(79)
FTSE China A50 Index January Futures	01/2023	6,198	(81,095)	(32)	0	(781)
FTSE Taiwan Index January Futures	01/2023	952	(47,286)	502	0	(428)
Gas Oil March Futures	03/2023	229	(20,209)	(1,414)	0	(29)
Gold 100 oz. February Futures	02/2023	2,661	(485,952)	(25,951)	0	(53)
Hard Red Winter Wheat March Futures	03/2023	735	(34,499)	(169)	0	(910)
Hard Red Winter Wheat May Futures	05/2023	1,337	(58,978)	(1,989)	0	(1,404)
Iron Ore March Futures	03/2023	2,071	(23,874)	(3,109)	0	(410)
Lead March Futures	03/2023	489	(28,234)	(1,904)	0	(1,904)
Lean Hogs April Futures	04/2023	482	(18,374)	(969)	77	0
MSCI Singapore Index January Futures	01/2023	3,683	(79,894)	167	591	(674)
Natural Gas April Futures	03/2023	471	(18,449)	1,196	38	0
Natural Gas April Futures	03/2023	315	(19,149)	10,194	2,203	(489)
Natural Gas February Futures	01/2023	669	(29,938)	9,226	562	0
Natural Gas February Futures	01/2023	302	(19,020)	9,577	2,453	(580)
New York Harbor ULSD April Futures	03/2023	193	(24,805)	(2,185)	0	(322)
Nickel February Futures	02/2023	98	(17,619)	(4,092)	0	(4,778)
Nikkei 225 Index March Futures	03/2023	276	(27,334)	362	273	(21)
Palladium March Futures	03/2023	339	(60,952)	1,108	624	0
RBOB Gasoline April Futures	03/2023	490	(54,144)	(6,619)	0	(2,037)
Soybean Oil May Futures	05/2023	1,047	(40,167)	(2,278)	1,055	0
Swiss Market March Futures	03/2023	327	(37,685)	(166)	421	(223)
Topix Index March Futures	03/2023	38	(5,477)	27	45	(12)
Volatility S&P 500 Index January Futures	01/2023	2,622	(60,563)	4,186	291	0
VSTOXX January Futures	01/2023	13,722	(32,242)	1,141	735	(1,249)
Wheat May Futures	05/2023	2,340	(93,454)	(3,954)	0	(2,077)
WIG20 Index March Futures	03/2023	3,715	(30,796)	(717)	170	(611)
WTI Crude April Futures	03/2023	380	(30,601)	(2,602)	0	(756)
Zinc Futures April Futures	04/2023	499	(37,032)	533	533	0

$(8,258)	$14,700	$(22,605)

Total Futures Contracts	$(6,826)	$21,483	$(32,639)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$1,104	$(25)	$(10)	$(35)	$0	$0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	10,192	(766)	259	(507)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	239,600	(14,953)	1,038	(13,915)	0	(13)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	57,519	728	573	1,301	1	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	29,400	41	187	228	0	(4)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		320,200	1,895	783	2,678	13	0
iTraxx Crossover 38 5-Year Index	5.000	Quarterly		12/20/2027	EUR	91,700	(1,535)	2,706	1,171	234	0
iTraxx Europe Main 38 5-Year Index	1.000	Quarterly		12/20/2027		369,700	(1,115)	2,967	1,852	426	0

							$(15,730)	$8,503	$(7,227)	$674	$(17)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	59,600	$10,237	$(84)	$10,153	$0	$(143)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		9,500	2,816	192	3,008	16	0
Receive	1-Day INR-MIBOR Compounded-OIS	4.118	Semi-Annual	09/16/2025	INR	1,301,800	513	459	972	6	0
Receive	1-Day INR-MIBOR Compounded-OIS	4.313	Semi-Annual	12/16/2025		549,300	203	169	372	2	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.395	Semi-Annual	12/16/2025		881,400	(289)	(284)	(573)	0	(3)
Receive	1-Day INR-MIBOR Compounded-OIS	4.710	Semi-Annual	03/17/2026		1,165,000	194	537	731	3	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	03/17/2026		1,316,200	(286)	769	483	2	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	06/16/2026		66,000	(14)	38	24	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.250	Semi-Annual	09/15/2026		9,008,700	(6,578)	2,272	(4,306)	0	(13)
Receive	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026		2,386,400	61	1,070	1,131	4	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026		3,761,100	(3,291)	1,874	(1,417)	0	(4)
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	12/15/2026		1,981,300	1,512	(974)	538	2	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	03/16/2027		15,062,200	12,919	(6,631)	6,288	26	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		2,910,200	(162)	(709)	(871)	0	(4)
Pay	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	06/15/2027		3,190,500	(1,131)	517	(614)	0	(6)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	06/15/2027		4,137,400	267	(1,395)	(1,128)	5	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/21/2027		12,914,800	5,106	(4,054)	1,052	35	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	09/21/2027		9,680,100	(23)	(1,690)	(1,713)	23	0
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027		6,144,400	371	(2,252)	(1,881)	14	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	12/21/2027		15,416,500	(142)	(1,308)	(1,450)	0	(43)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	12/21/2027		54,273,270	4,158	(2,363)	1,795	0	(144)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	03/16/2032	JPY	49,573,600	4,571	22,616	27,187	1,464	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	03/16/2032		49,573,600	(12,183)	(15,005)	(27,188)	0	(1,464)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		1,42,000	76	562	638	43	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		1,42,000	(66)	(572)	(638)	0	(43)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2033		26,040,000	7,044	1,225	8,269	612	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		2,300,000	1,346	896	2,242	204	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/15/2053		4,320,000	962	1,907	2,869	397	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.750	Semi-Annual	09/15/2026	SGD	142,700	(7,107)	(2,717)	(9,824)	0	(33)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.000	Semi-Annual	12/15/2026		425,400	19,120	6,835	25,955	111	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2027		159,000	(6,223)	(3,335)	(9,558)	0	(38)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/16/2027		61,900	1,914	1,322	3,236	13	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	06/15/2027		201,900	3,916	3,342	7,258	30	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	06/15/2027		127,700	2,837	(232)	2,605	13	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		17,200	184	(401)	(217)	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/21/2027		70,700	(1,689)	1,340	(349)	0	(6)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		128,751	(170)	698	528	0	(26)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.500	Annual	03/15/2028		$13,300	391	318	709	27	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.500	Annual	03/15/2033		8,800	427	323	750	27	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.500	Annual	03/15/2053		5,000	307	339	646	21	0
Receive	1-Year BRL-CDI	5.338	Maturity	01/02/2025	BRL	82,200	815	1,577	2,392	0	0
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025		74,500	649	1,417	2,066	0	0
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025		71,900	(471)	(1,347)	(1,818)	0	0
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025		86,500	(814)	(1,653)	(2,467)	0	0
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025		219,900	(1,950)	(4,185)	(6,135)	1	0
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025		225,800	1,092	4,180	5,272	0	(1)
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025		103,500	(575)	(1,925)	(2,500)	1	0
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025		78,500	(533)	(1,472)	(2,005)	0	0
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025		50,200	(96)	(909)	(1,005)	0	0
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025		123,300	194	2,226	2,420	0	(1)
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025		3,500	4	63	67	0	0
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025		187,800	570	3,427	3,997	0	(1)
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025		169,000	502	3,083	3,585	0	(1)
Receive	1-Year BRL-CDI	6.840	Maturity	01/02/2025		267,300	1,179	4,926	6,105	0	(1)
Pay	1-Year BRL-CDI	6.912	Maturity	01/02/2025		154,100	(1,919)	(477)	(2,396)	1	0
Receive	1-Year BRL-CDI	7.010	Maturity	01/02/2025		112,400	413	2,061	2,474	0	(1)
Receive	1-Year BRL-CDI	7.328	Maturity	01/02/2025		349,600	(206)	7,315	7,109	0	(2)
Pay	1-Year BRL-CDI	7.715	Maturity	01/02/2025		176,500	0	(3,486)	(3,486)	1	0
Pay	1-Year BRL-CDI	8.075	Maturity	01/02/2025		15,000	35	(296)	(261)	0	0
Receive	1-Year BRL-CDI	8.180	Maturity	01/02/2025		200,300	0	3,540	3,540	0	(1)
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025		248,700	3,084	(4,019)	(935)	1	0
Receive	1-Year BRL-CDI	8.730	Maturity	01/02/2025		223,700	0	3,417	3,417	0	(1)
Receive	1-Year BRL-CDI	8.985	Maturity	01/02/2025		168,600	0	2,372	2,372	0	(1)
Receive	1-Year BRL-CDI	9.630	Maturity	01/02/2025		460,500	147	4,881	5,028	0	(2)
Receive	1-Year BRL-CDI	10.193	Maturity	01/02/2025		137,600	(112)	1,344	1,232	0	(1)
Pay	1-Year BRL-CDI	10.813	Maturity	01/02/2025		256,200	0	(1,652)	(1,652)	1	0
Receive	1-Year BRL-CDI	10.295	Maturity	01/04/2027		217,800	1,455	1,281	2,736	0	(1)
Pay	1-Year BRL-CDI	10.445	Maturity	01/04/2027		451,800	0	(5,229)	(5,229)	3	0
Receive	1-Year BRL-CDI	11.043	Maturity	01/04/2027		313,800	0	2,570	2,570	0	(2)
Pay	1-Year BRL-CDI	11.070	Maturity	01/04/2027		194,900	0	(1,596)	(1,596)	1	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/04/2027		416,200	0	(3,159)	(3,159)	2	0
Pay	1-Year BRL-CDI	11.240	Maturity	01/04/2027		742,000	(430)	(4,490)	(4,920)	4	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		1,797,400	(251)	(10,667)	(10,918)	10	0
Pay	1-Year BRL-CDI	11.426	Maturity	01/04/2027		219,400	0	(1,257)	(1,257)	1	0
Receive	1-Year BRL-CDI	11.451	Maturity	01/04/2027		414,500	0	2,118	2,118	0	(2)
Receive	1-Year BRL-CDI	11.505	Maturity	01/04/2027		391,000	0	1,896	1,896	0	(2)
Receive	1-Year BRL-CDI	11.575	Maturity	01/04/2027		118,800	0	553	553	0	(1)
Receive	1-Year BRL-CDI	11.595	Maturity	01/04/2027		442,500	0	1,940	1,940	0	(2)
Receive	1-Year BRL-CDI	11.665	Maturity	01/04/2027		364,000	0	1,793	1,793	0	(2)
Pay	1-Year BRL-CDI	11.918	Maturity	01/04/2027		929,200	0	(3,064)	(3,064)	5	0
Receive	1-Year BRL-CDI	11.945	Maturity	01/04/2027		643,300	(1,860)	4,028	2,168	0	(3)
Pay	1-Year BRL-CDI	12.080	Maturity	01/04/2027		404,600	0	(1,014)	(1,014)	2	0
Receive	1-Year BRL-CDI	12.140	Maturity	01/04/2027		249,500	0	601	601	0	(1)
Receive	1-Year BRL-CDI	12.195	Maturity	01/04/2027		610,100	0	1,304	1,304	0	(3)
Receive	1-Year BRL-CDI	12.455	Maturity	01/04/2027		273,100	0	215	215	0	(1)
Receive	1-Year BRL-CDI	12.718	Maturity	01/04/2027		1,184,200	0	(614)	(614)	0	(6)
Receive	1-Year BRL-CDI	12.740	Maturity	01/04/2027		477,300	0	(455)	(455)	0	(2)
Receive	1-Year BRL-CDI	13.080	Maturity	01/04/2027		452,800	0	(1,117)	(1,117)	0	(2)
Receive	1-Year BRL-CDI	13.190	Maturity	01/04/2027		411,200	0	(1,210)	(1,210)	0	(2)
Pay	1-Year BRL-CDI	13.280	Maturity	01/04/2027		458,200	0	1,480	1,480	2	0
Receive(5)	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028	CAD	52,300	763	(9)	754	0	(10)
Receive(5)	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		84,000	2,331	101	2,432	188	0
Receive	3-Month CNY-CNREPOFIX	2.268	Quarterly	09/16/2025	CNY	117,400	(104)	218	114	11	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		493,500	(1,090)	1,516	426	46	0
Receive	3-Month CNY-CNREPOFIX	2.345	Quarterly	09/16/2025		168,100	(119)	232	113	16	0
Receive	3-Month CNY-CNREPOFIX	2.725	Quarterly	09/16/2025		76,100	12	(70)	(58)	7	0
Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	12/16/2025		63,700	(8)	28	20	0	(6)
Receive	3-Month CNY-CNREPOFIX	2.645	Quarterly	12/16/2025		135,600	(7)	(43)	(50)	12	0
Receive	3-Month CNY-CNREPOFIX	2.718	Quarterly	12/16/2025		66,800	7	(52)	(45)	6	0
Receive	3-Month CNY-CNREPOFIX	2.780	Quarterly	12/16/2025		453,400	37	(456)	(419)	40	0
Pay	3-Month CNY-CNREPOFIX	2.623	Quarterly	03/17/2026		24,000	(23)	27	4	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.663	Quarterly	03/17/2026		106,000	(72)	109	37	0	(11)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		130,200	(50)	117	67	0	(13)
Pay	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		59,500	12	42	54	0	(6)
Pay	3-Month CNY-CNREPOFIX	2.823	Quarterly	03/17/2026		116,600	49	74	123	0	(12)
Receive	3-Month CNY-CNREPOFIX	2.900	Quarterly	03/17/2026		354,400	(338)	(157)	(495)	37	0
Receive	3-Month CNY-CNREPOFIX	2.927	Quarterly	03/17/2026		90,000	(102)	(34)	(136)	9	0
Receive	3-Month CNY-CNREPOFIX	2.993	Quarterly	03/17/2026		115,000	(183)	(24)	(207)	12	0
Pay	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026		905,900	353	416	769	0	(101)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/15/2026		244,900	(204)	394	190	24	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/15/2026		1,249,400	2,832	(2,218)	614	0	(128)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026		739,000	580	(1,284)	(704)	0	(71)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		819,600	(136)	1,084	948	126	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027		1,927,400	853	(3,591)	(2,738)	0	(392)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		5,597,160	1,045	(10,518)	(9,473)	0	(1,421)
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/21/2027		4,868,800	(1,738)	2,290	552	1,250	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		967,200	2,042	1,427	3,469	304	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		103,600	38	(238)	(200)	0	(33)
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	12/21/2027		5,956,800	1,499	140	1,639	1,757	0
Pay(5)	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		1,054,000	622	521	1,143	0	(342)
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025	COP	32,399,200	397	383	780	3	0
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	18	491	509	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	54	624	678	79	0
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	(77)	(1,989)	(2,066)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	(101)	(1,455)	(1,556)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	(285)	1,422	1,137	6	0
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	(192)	(1,563)	(1,755)	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	(796)	3,057	2,261	12	0
Pay	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		34,052,300	236	(1,691)	(1,455)	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	3.940	Quarterly	03/05/2026		89,552,200	(545)	3,886	3,341	14	0
Receive	3-Month COP-IBR Compounded-OIS	4.110	Quarterly	03/23/2026		115,138,400	(557)	4,709	4,152	17	0
Receive	3-Month COP-IBR Compounded-OIS	4.240	Quarterly	04/16/2026		50,997,400	(39)	1,980	1,941	7	0
Pay	3-Month COP-IBR Compounded-OIS	4.490	Quarterly	04/30/2026		49,073,600	(43)	(1,744)	(1,787)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	4.885	Quarterly	05/14/2026		50,530,000	0	(1,707)	(1,707)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	4.660	Quarterly	06/11/2026		53,430,200	(173)	(1,681)	(1,854)	0	(4)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	6.190	Quarterly	11/05/2026		5,041,000	0	141	141	0	0
Receive	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	11/05/2026		87,500,000	0	2,438	2,438	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	6.210	Quarterly	11/05/2026		87,500,000	0	2,432	2,432	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	6.280	Quarterly	12/03/2026		92,433,900	0	(2,491)	(2,491)	3	0
Receive	3-Month COP-IBR Compounded-OIS	6.130	Quarterly	12/13/2026		139,603,500	0	3,889	3,889	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	6.950	Quarterly	02/04/2027		118,830,200	0	2,799	2,799	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	03/31/2027		120,377,700	(332)	1,892	1,560	113	0
Pay	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/08/2027		139,442,500	0	(2,416)	(2,416)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/29/2027		134,500,000	0	1,681	1,681	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.090	Quarterly	05/13/2027		196,392,900	0	1,635	1,635	3	0
Receive	3-Month COP-IBR Compounded-OIS	9.160	Quarterly	05/20/2027		172,264,800	0	1,337	1,337	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.494	Quarterly	05/27/2027		180,344,100	0	2,263	2,263	8	0
Pay	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/03/2027		174,794,900	0	(2,364)	(2,364)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	9.130	Quarterly	06/24/2027		63,535,200	0	485	485	4	0
Receive	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	06/24/2027		128,341,400	0	970	970	8	0
Receive	3-Month COP-IBR Compounded-OIS	9.210	Quarterly	06/24/2027		95,938,500	0	677	677	6	0
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	08/05/2027		409,355,700	0	(3,765)	(3,765)	0	(46)
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027		229,000,000	0	(125)	(125)	32	0
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027		283,666,800	0	(753)	(753)	39	0
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027		277,488,000	0	(555)	(555)	14	0
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027		110,710,100	0	(604)	(604)	16	0
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027		56,554,300	0	(359)	(359)	8	0
Receive	3-Month COP-IBR Compounded-OIS	10.940	Quarterly	10/18/2027		113,477,700	0	(738)	(738)	17	0
Pay	3-Month COP-IBR Compounded-OIS	11.424	Quarterly	10/21/2027		376,763,200	0	3,903	3,903	0	(52)
Pay	3-Month COP-IBR Compounded-OIS	11.450	Quarterly	10/21/2027		109,261,200	0	1,155	1,155	0	(15)
Pay	3-Month COP-IBR Compounded-OIS	11.800	Quarterly	10/24/2027		56,481,600	0	755	755	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	11.850	Quarterly	10/24/2027		36,040,500	0	496	496	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027		50,952,000	0	40	40	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	10.275	Quarterly	11/18/2027		101,119,800	0	132	132	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027		101,119,800	0	250	250	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027		104,019,900	0	265	265	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027		313,549,300	0	831	831	0	(58)
Receive	3-Month COP-IBR Compounded-OIS	10.195	Quarterly	12/15/2027		204,241,800	0	(170)	(170)	43	0
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027		252,298,600	0	(340)	(340)	53	0
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025	HKD	207,300	689	(2,532)	(1,843)	0	(34)
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	2,605	(6,617)	(4,012)	0	(77)
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	1,592	(3,769)	(2,177)	0	(42)
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	(1,075)	2,459	1,384	27	0
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	190	(1,435)	(1,245)	0	(21)
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	(183)	1,044	861	15	0
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	811	(2,358)	(1,547)	0	(29)
Receive	3-Month HKD-HIBOR	0.575	Quarterly	09/16/2025		110,900	97	1,327	1,424	23	0
Pay	3-Month HKD-HIBOR	0.618	Quarterly	09/16/2025		236,200	(153)	(2,845)	(2,998)	0	(48)
Receive	3-Month HKD-HIBOR	0.700	Quarterly	09/16/2025		317,800	65	3,881	3,946	64	0
Pay	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	32	(1,443)	(1,411)	0	(23)
Receive	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	(566)	3,950	3,384	57	0
Receive	3-Month HKD-HIBOR	0.550	Quarterly	12/16/2025		101,900	135	1,270	1,405	22	0
Pay	3-Month HKD-HIBOR	0.583	Quarterly	12/16/2025		232,700	(265)	(2,915)	(3,180)	0	(51)
Pay	3-Month HKD-HIBOR	0.680	Quarterly	12/16/2025		93,400	(55)	(1,188)	(1,243)	0	(20)
Receive	3-Month HKD-HIBOR	0.698	Quarterly	12/16/2025		58,000	28	740	768	12	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month HKD-HIBOR	0.705	Quarterly	12/16/2025		60,000	(27)	(766)	(793)	0	(13)
Pay	3-Month HKD-HIBOR	0.500	Quarterly	03/17/2026		450,200	(884)	(5,766)	(6,650)	0	(103)
Receive	3-Month HKD-HIBOR	0.560	Quarterly	03/17/2026		83,300	134	1,077	1,211	19	0
Receive	3-Month HKD-HIBOR	0.568	Quarterly	03/17/2026		152,300	237	1,972	2,209	34	0
Pay	3-Month HKD-HIBOR	0.598	Quarterly	03/17/2026		65,100	(90)	(847)	(937)	0	(15)
Receive	3-Month HKD-HIBOR	0.607	Quarterly	03/17/2026		180,800	239	2,356	2,595	41	0
Receive	3-Month HKD-HIBOR	0.608	Quarterly	03/17/2026		154,400	204	2,012	2,216	35	0
Receive	3-Month HKD-HIBOR	0.670	Quarterly	03/17/2026		229,500	217	3,020	3,237	51	0
Receive	3-Month HKD-HIBOR	0.900	Quarterly	03/17/2026		594,600	(256)	8,106	7,850	127	0
Pay	3-Month HKD-HIBOR	0.910	Quarterly	03/17/2026		98,100	48	(1,339)	(1,291)	0	(21)
Receive	3-Month HKD-HIBOR	1.000	Quarterly	03/17/2026		179,800	(185)	2,488	2,303	38	0
Pay	3-Month HKD-HIBOR	1.000	Quarterly	06/16/2026		481,500	371	(6,904)	(6,533)	0	(95)
Receive	3-Month HKD-HIBOR	0.750	Quarterly	09/15/2026		663,700	4,179	6,044	10,223	124	0
Pay	3-Month HKD-HIBOR	0.883	Quarterly	09/15/2026		2,100	(23)	(8)	(31)	0	0
Receive	3-Month HKD-HIBOR	1.250	Quarterly	12/15/2026		963,300	9,284	3,999	13,283	137	0
Pay	3-Month HKD-HIBOR	1.500	Quarterly	03/16/2027		954,300	(2,821)	(9,746)	(12,567)	0	(112)
Receive	3-Month HKD-HIBOR	1.750	Quarterly	03/16/2027		423,800	(65)	5,111	5,046	45	0
Receive	3-Month HKD-HIBOR	2.000	Quarterly	03/16/2027		209,200	(121)	2,348	2,227	20	0
Pay	3-Month HKD-HIBOR	2.750	Quarterly	03/16/2027		336,800	94	(2,403)	(2,309)	0	(21)
Receive	3-Month HKD-HIBOR	3.000	Quarterly	06/15/2027		188,500	62	1,030	1,092	8	0
Receive	3-Month HKD-HIBOR	3.000	Quarterly	09/21/2027		363,500	699	1,445	2,144	8	0
Pay	3-Month HKD-HIBOR	3.000	Quarterly	09/21/2027		131,800	39	(816)	(777)	0	(3)
Receive	3-Month HKD-HIBOR	3.250	Quarterly	09/21/2027		301,000	62	1,293	1,355	3	0
Receive	3-Month HKD-HIBOR	3.500	Quarterly	09/21/2027		1,026,490	(264)	3,447	3,183	0	(2)
Receive	3-Month HKD-HIBOR	3.750	Quarterly	09/21/2027		1,301,900	133	2,082	2,215	0	(18)
Pay	3-Month HKD-HIBOR	4.000	Quarterly	12/21/2027		977,000	(875)	653	(222)	41	0
Pay	3-Month HKD-HIBOR	4.500	Quarterly	12/21/2027		434,500	776	400	1,176	28	0
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	99	1,103	1,202	29	0
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	(436)	(2,686)	(3,122)	0	(67)
Receive	3-Month ILS-TELBOR	0.601	Annual	07/05/2026		46,700	198	1,181	1,379	29	0
Pay	3-Month ILS-TELBOR	0.520	Annual	07/26/2026		358,400	(1,989)	(8,950)	(10,939)	0	(212)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026		690,300	2,358	17,626	19,984	539	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(15)	(2,434)	(2,449)	0	(48)
Receive	3-Month ILS-TELBOR	1.049	Annual	11/12/2026		101,400	0	2,764	2,764	55	0
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(95)	(4,196)	(4,291)	0	(85)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(1,396)	(12,249)	(13,645)	0	(254)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(472)	(4,366)	(4,838)	0	(90)
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	(8)	5,445	5,437	115	0
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	0	9,296	9,296	211	0
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	4,079	3,330	7,409	178	0
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	0	2,633	2,633	73	0
Pay	3-Month ILS-TELBOR	1.683	Annual	03/21/2027		159,900	0	(2,918)	(2,918)	0	(108)
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	0	(2,645)	(2,645)	0	(101)
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	342	2,306	2,648	112	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	0	3,737	3,737	252	0
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	32	2,610	2,642	170	0
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	0	(1,370)	(1,370)	0	(182)
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	0	(555)	(555)	0	(76)
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2027		405,400	(2,982)	3,256	274	312	0
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,153	299	1,452	123	0
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	2,339	767	3,106	262	0
Pay	3-Month ILS-TELBOR	3.290	Annual	11/16/2027		342,738	0	(1,644)	(1,644)	0	(377)
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(3,172)	(2,904)	0	(617)
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	19	19	183	0
Receive(5)	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	57	57	57	0
Pay	3-Month KRW-KORIBOR	0.830	Quarterly	09/16/2025	KRW	26,840,300	(631)	(998)	(1,629)	0	(7)
Receive	3-Month KRW-KORIBOR	0.850	Quarterly	09/16/2025		12,070,000	275	452	727	3	0
Receive	3-Month KRW-KORIBOR	0.910	Quarterly	09/16/2025		17,607,400	361	678	1,039	5	0
Receive	3-Month KRW-KORIBOR	0.888	Quarterly	12/16/2025		9,950,000	234	405	639	3	0
Receive	3-Month KRW-KORIBOR	1.135	Quarterly	03/17/2026		107,311,400	1,643	5,077	6,720	34	0
Receive	3-Month KRW-KORIBOR	1.400	Quarterly	03/17/2026		79,345,400	330	4,125	4,455	23	0
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	06/16/2026		51,825,400	30	2,946	2,976	17	0
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	09/15/2026		143,410,200	7,580	1,166	8,746	56	0
Receive	3-Month KRW-KORIBOR	1.625	Quarterly	09/15/2026		13,358,400	653	115	768	5	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		51,526,800	(2,015)	(535)	(2,550)	0	(20)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	03/16/2027		204,553,900	6,769	5,452	12,221	91	0
Receive	3-Month KRW-KORIBOR	2.250	Quarterly	03/16/2027		29,487,500	953	344	1,297	11	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		72,160,300	340	(2,944)	(2,604)	0	(26)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	06/15/2027		57,464,700	(594)	(1,564)	(2,158)	0	(21)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month KRW-KORIBOR	2.750	Quarterly	06/15/2027		123,617,900	130	(3,744)	(3,614)	0	(42)
Receive	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2027		56,442,100	281	900	1,181	17	0
Receive	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027		84,824,500	2,207	(396)	1,811	26	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	09/21/2027		67,680,200	(73)	(780)	(853)	0	(19)
Pay	3-Month KRW-KORIBOR	3.750	Quarterly	12/21/2027		124,802,700	417	288	705	0	(31)
Pay	3-Month KRW-KORIBOR	4.000	Quarterly	12/21/2027		80,160,200	(257)	1,446	1,189	0	(18)
Receive	3-Month KRW-KORIBOR	4.250	Quarterly	12/21/2027		95,011,300	76	(2,357)	(2,281)	19	0
Receive(5)	3-Month KRW-KORIBOR	3.500	Quarterly	03/15/2028		31,197,100	(178)	248	70	7	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025	ZAR	553,100	2,181	(2,707)	(526)	0	(7)
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	712	265	4	0
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(922)	(288)	0	(5)
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	2,725	158	10	0
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	3,515	480	16	0
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(957)	(452)	0	(6)
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(702)	(295)	0	(4)
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(904)	(641)	0	(8)
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(778)	(847)	0	(9)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(44)	(851)	(895)	0	(11)
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	(76)	(181)	(257)	0	(4)
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	731	1,211	18	0
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	543	1,016	15	0
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	2,004	2,047	43	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	75	66	2	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(2,767)	(2,652)	0	(51)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(2,074)	(2,065)	0	(39)
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	4,507	4,507	95	0
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	816	852	18	0
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(4,128)	(4,142)	0	(73)
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	2,167	2,167	42	0
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	3,554	3,823	84	0
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(1,195)	(1,195)	0	(34)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(46)	(32)	0	(1)
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(432)	(432)	0	(9)
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(1,273)	(1,273)	0	(26)
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(251)	(251)	0	(5)
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(2,031)	(2,031)	0	(44)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(2,024)	(2,058)	0	(45)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	3,952	3,978	94	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(4,350)	(4,350)	0	(93)
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	3,285	3,550	113	0
Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	1,812	1,812	98	0
Receive	3-Month ZAR-JIBAR	8.064	Quarterly	07/27/2027		1,810,900	0	44	44	133	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	08/03/2027		860,500	0	(213)	(213)	0	(64)
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		2,516,600	4,821	(2,645)	2,176	196	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		2,539,600	(5)	2,390	2,385	0	(208)
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	(202)	(202)	0	(69)
Pay	6-Month CLP-CHILIBOR	2.280	Semi-Annual	02/14/2025	CLP	5,878,100	74	(999)	(925)	3	0
Pay	6-Month CLP-CHILIBOR	1.915	Semi-Annual	03/09/2025		10,897,800	(92)	(1,684)	(1,776)	4	0
Pay	6-Month CLP-CHILIBOR	1.520	Semi-Annual	05/08/2025		392,900	(14)	(49)	(63)	0	0
Receive	6-Month CLP-CHILIBOR	1.190	Semi-Annual	08/14/2025		1,251,700	78	178	256	0	(1)
Receive	6-Month CLP-CHILIBOR	1.310	Semi-Annual	10/23/2025		279,400	17	35	52	0	0
Receive	6-Month CLP-CHILIBOR	1.750	Semi-Annual	02/12/2026		14,274,600	629	2,243	2,872	0	(23)
Receive	6-Month CLP-CHILIBOR	2.290	Semi-Annual	03/09/2026		16,319,000	157	2,705	2,862	0	(24)
Receive	6-Month CLP-CHILIBOR	2.525	Semi-Annual	03/22/2026		16,304,900	(89)	2,759	2,670	0	(23)
Pay	6-Month CLP-CHILIBOR	2.500	Semi-Annual	05/07/2026		9,017,900	7	(1,397)	(1,390)	9	0
Pay	6-Month CLP-CHILIBOR	2.840	Semi-Annual	05/28/2026		12,369,600	0	(1,691)	(1,691)	11	0
Receive	6-Month CLP-CHILIBOR	3.075	Semi-Annual	06/11/2026		12,134,300	0	1,514	1,514	0	(9)
Receive	6-Month CLP-CHILIBOR	3.170	Semi-Annual	06/21/2026		15,197,900	0	1,794	1,794	0	(10)
Pay	6-Month CLP-CHILIBOR	3.570	Semi-Annual	07/09/2026		20,313,700	3	(2,924)	(2,921)	21	0
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	07/19/2026		5,879,800	0	915	915	0	(7)
Receive	6-Month CLP-CHILIBOR	3.728	Semi-Annual	08/20/2026		37,043,400	0	4,750	4,750	0	(52)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	4.395	Semi-Annual	09/24/2026	16,226,600	0	1,511	1,511	0	(18)
Receive	6-Month CLP-CHILIBOR	5.620	Semi-Annual	10/22/2026	52,420,300	0	1,868	1,868	0	(43)
Pay	6-Month CLP-CHILIBOR	5.220	Semi-Annual	11/19/2026	26,905,300	0	(1,246)	(1,246)	15	0
Receive	6-Month CLP-CHILIBOR	5.960	Semi-Annual	01/18/2027	37,800,000	0	1,219	1,219	0	(35)
Receive	6-Month CLP-CHILIBOR	5.975	Semi-Annual	01/18/2027	16,508,200	0	521	521	0	(15)
Receive	6-Month CLP-CHILIBOR	6.220	Semi-Annual	03/11/2027	46,769,000	1,897	(1,431)	466	0	(57)
Receive	6-Month CLP-CHILIBOR	6.760	Semi-Annual	04/18/2027	33,032,800	0	(747)	(747)	0	(31)
Receive	6-Month CLP-CHILIBOR	6.885	Semi-Annual	05/13/2027	47,835,800	0	(1,627)	(1,627)	0	(41)
Pay	6-Month CLP-CHILIBOR	6.230	Semi-Annual	05/27/2027	48,685,700	(4)	306	302	43	0
Pay	6-Month CLP-CHILIBOR	6.207	Semi-Annual	05/31/2027	53,363,100	0	304	304	41	0
Receive	6-Month CLP-CHILIBOR	7.161	Semi-Annual	06/17/2027	84,399,400	0	(4,566)	(4,566)	0	(58)
Receive	6-Month CLP-CHILIBOR	7.174	Semi-Annual	06/17/2027	50,663,400	0	(2,770)	(2,770)	0	(35)
Receive	6-Month CLP-CHILIBOR	7.480	Semi-Annual	09/23/2027	39,184,900	0	(2,593)	(2,593)	0	(63)
Receive	6-Month CLP-CHILIBOR	7.700	Semi-Annual	09/26/2027	19,765,100	0	(1,545)	(1,545)	0	(31)
Pay	6-Month CLP-CHILIBOR	6.936	Semi-Annual	10/18/2027	44,035,100	0	1,883	1,883	65	0
Pay	6-Month CLP-CHILIBOR	6.804	Semi-Annual	10/19/2027	40,372,000	0	1,460	1,460	60	0
Pay	6-Month CLP-CHILIBOR	5.261	Semi-Annual	11/17/2027	60,180,600	0	(2,229)	(2,229)	91	0
Pay	6-Month CLP-CHILIBOR	5.280	Semi-Annual	11/17/2027	61,454,300	0	(2,317)	(2,317)	93	0
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	11/17/2027	14,988,800	0	(525)	(525)	23	0
Pay	6-Month CLP-CHILIBOR	5.358	Semi-Annual	11/18/2027	38,109,400	0	(1,213)	(1,213)	59	0
Pay	6-Month CLP-CHILIBOR	5.420	Semi-Annual	11/18/2027	114,815,100	0	(3,471)	(3,471)	176	0
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	11/18/2027	38,371,600	0	(883)	(883)	58	0
Receive	6-Month CLP-CHILIBOR	5.684	Semi-Annual	12/14/2027	37,581,200	0	358	358	0	(55)
Receive	6-Month CLP-CHILIBOR	5.730	Semi-Annual	12/15/2027	17,345,100	0	121	121	0	(26)
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025	401,600	(154)	1,841	1,687	44	0
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025	895,800	(480)	(3,850)	(4,330)	0	(100)
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025	129,900	(130)	(538)	(668)	0	(14)
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025	527,700	(518)	(2,190)	(2,708)	0	(58)
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025	282,200	(542)	(1,075)	(1,617)	0	(31)
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025	237,700	(409)	(915)	(1,324)	0	(26)
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025	185,400	334	680	1,014	23	0
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025	101,400	(247)	(336)	(583)	0	(13)
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025	107,400	241	495	736	15	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025	5,600	12	25	37	1	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025	267,200	(611)	(1,128)	(1,739)	0	(34)
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025	1,144,600	1,690	4,689	6,379	187	0
Receive	6-Month CZK-PRIBOR	1.570	Annual	03/09/2026	946,700	464	4,865	5,329	149	0
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026	710,300	349	3,603	3,952	109	0
Pay	6-Month CZK-PRIBOR	1.775	Annual	06/04/2026	848,900	113	(4,304)	(4,191)	0	(155)
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026	1,432,000	0	8,914	8,914	278	0
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026	724,600	(123)	4,582	4,459	140	0
Pay	6-Month CZK-PRIBOR	1.715	Annual	07/23/2026	1,307,800	(75)	(8,429)	(8,504)	0	(252)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	16,135	18,618	590	0
Pay	6-Month CZK-PRIBOR	3.770	Annual	02/11/2027		802,800	0	(1,924)	(1,924)	0	(166)
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	2,807	2,807	482	0
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	(40)	(40)	111	0
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	(44)	(44)	112	0
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	(1,656)	(1,656)	317	0
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	(2,024)	(2,024)	448	0
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	(1,257)	(1,257)	346	0
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(3,059)	(3,059)	398	0
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027		1,944,900	0	(1,547)	(1,547)	0	(467)
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027		2,585,000	13	(1,892)	(1,879)	0	(620)
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027		1,656,800	0	(2,148)	(2,148)	0	(389)
Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027		2,336,700	0	(412)	(412)	544	0
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027		1,433,850	0	(688)	(688)	325	0
Receive	6-Month CZK-PRIBOR	5.740	Annual	10/03/2027		917,650	0	(636)	(636)	208	0
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027		1,930,700	0	1,601	1,601	0	(453)
Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027		2,607,200	0	(1,039)	(1,039)	0	(648)
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027		1,923,600	0	(2,330)	(2,330)	0	(497)
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027		1,923,600	0	(2,176)	(2,176)	0	(498)
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027		1,923,600	0	(2,611)	(2,611)	0	(499)
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027		3,107,400	0	(4,904)	(4,904)	0	(809)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027		596,900	0	755	755	156	0
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027		1,524,500	0	1,947	1,947	399	0
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027		450,700	0	567	567	118	0
Receive(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	EUR	78,000	9,108	1,304	10,412	411	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		54,000	11,366	511	11,877	504	0
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025	HUF	12,565,900	580	7,667	8,247	135	0
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	3,850	4,104	68	0
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	2,417	2,550	42	0
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	1,691	1,808	30	0
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(7,207)	(8,396)	0	(137)
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(4,154)	(4,971)	0	(81)
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(4,100)	(4,780)	0	(79)
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,618	9,224	10,842	182	0
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(4,811)	(6,060)	0	(99)
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	2,196	2,394	44	0
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	3,234	3,561	66	0
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	33	345	378	8	0
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(4,398)	(5,323)	0	(105)
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(4,201)	(5,305)	0	(107)
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(2,771)	(3,442)	0	(57)
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	300	371	6	0
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	12,139	14,478	248	0
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(4,342)	(5,180)	0	(109)
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(12,764)	(15,052)	0	(273)
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	7,268	8,370	156	0
Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	11,338	13,035	243	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	7,935	7,944	175	0
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	15,819	15,903	355	0
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(1,363)	(1,380)	0	(31)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(6,638)	(6,424)	0	(145)
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	16,431	17,407	414	0
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	11,978	12,893	329	0
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	4,648	4,713	183	0
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(11,771)	(11,771)	0	(483)
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	8,674	8,674	396	0
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	6,553	8,736	462	0
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	7,416	9,195	515	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	6,171	6,171	573	0
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	(2,859)	(2,859)	0	(503)
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	(2,571)	(2,571)	0	(444)
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	(4,350)	(4,350)	0	(609)
Receive	6-Month HUF-BBR	11.650	Annual	09/09/2027		8,065,900	0	(164)	(164)	213	0
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(247)	(247)	683	0
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	264	(476)	0	(180)
Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	1,172	1,172	0	(380)
Pay	6-Month HUF-BBR	12.510	Annual	10/19/2027		24,742,600	0	2,174	2,174	0	(697)
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	(378)	(39)	0	(105)
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	(4,360)	(4,360)	0	(802)
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	(530)	(530)	0	(115)
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	(552)	(552)	0	(102)
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	1,653	1,693	426	0
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	1,370	1,370	461	0
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	995	995	223	0
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	1,298	1,298	530	0
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	645	645	399	0
Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		11,997,400	0	40	40	344	0
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025	PLN	298,500	(1,972)	9,271	7,299	3	0
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	(10,565)	(8,524)	1	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	(8,989)	(7,962)	0	(1)
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	(963)	(974)	0	(1)
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	1,734	1,955	2	0
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(892)	(1,107)	0	(1)
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(58)	(70)	0	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	258	929	1,187	1	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	(1,907)	(2,471)	0	(2)
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	(4,044)	(5,158)	0	(6)
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	3,551	4,375	3	0
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	11,154	13,107	8	0
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	3,697	3,901	1	0
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026		269,600	786	9,000	9,786	2	0
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	2,276	2,263	1	0
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(567)	(562)	0	0
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	17,895	18,939	7	0
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(1,011)	(1,011)	1	0
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	9,135	9,327	0	(9)
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(1,178)	(1,178)	2	0
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(1,129)	(1,129)	2	0
Receive	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		67,900	96	1,226	1,322	0	(3)
Receive	6-Month PLN-WIBOR	4.219	Annual	02/04/2027		327,800	(182)	4,850	4,668	0	(18)
Pay	6-Month PLN-WIBOR	3.934	Annual	03/04/2027		267,300	(3,678)	(776)	(4,454)	6	0
Receive	6-Month PLN-WIBOR	4.830	Annual	03/18/2027		205,200	0	1,542	1,542	0	(13)
Receive	6-Month PLN-WIBOR	5.179	Annual	04/01/2027		249,800	0	973	973	0	(18)
Receive	6-Month PLN-WIBOR	6.405	Annual	05/20/2027		257,900	0	(2,159)	(2,159)	0	(22)
Pay	6-Month PLN-WIBOR	6.650	Annual	07/08/2027		308,900	0	942	942	18	0
Pay	6-Month PLN-WIBOR	6.720	Annual	07/11/2027		549,300	1,818	235	2,053	30	0
Receive	6-Month PLN-WIBOR	6.348	Annual	09/09/2027		878,900	2,890	(3,450)	(560)	0	(2)
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027		358,600	2,236	(3,586)	(1,350)	0	(3)
Pay	6-Month PLN-WIBOR	7.453	Annual	10/19/2027		465,100	0	5,352	5,352	19	0
Pay	6-Month PLN-WIBOR	6.455	Annual	11/16/2027		307,055	0	580	580	0	(10)
Pay	6-Month PLN-WIBOR	6.365	Annual	11/17/2027		202,700	0	213	213	0	(8)
Pay	6-Month PLN-WIBOR	6.310	Annual	11/18/2027		191,900	0	107	107	0	(8)
Pay	6-Month PLN-WIBOR	5.800	Annual	12/07/2027		399,500	0	(1,583)	(1,583)	0	(32)
Pay	6-Month PLN-WIBOR	5.750	Annual	12/08/2027		199,800	0	(881)	(881)	0	(17)
Pay	6-Month PLN-WIBOR	5.830	Annual	12/08/2027		399,500	0	(1,456)	(1,456)	0	(32)
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	(1,230)	(1,230)	0	(21)
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	(1,643)	(1,643)	0	(24)
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	(518)	(518)	0	(8)
Receive	6-Month PLN-WIBOR	5.660	Annual	12/14/2027		73,500	0	375	375	7	0
Receive	6-Month PLN-WIBOR	5.610	Annual	12/15/2027		105,000	0	581	581	10	0
Receive	6-Month PLN-WIBOR	5.750	Annual	12/15/2027		227,400	0	953	953	20	0
Receive	6-Month PLN-WIBOR	5.600	Annual	12/16/2027		193,500	0	1,083	1,083	19	0
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025		1,137,700	(1,705)	5,573	3,868	79	0
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	1,219	863	20	0
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	341	193	5	0
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	1,845	1,006	30	0
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(3,144)	(2,440)	0	(56)
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(2,216)	(1,695)	0	(41)
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(1,228)	(1,332)	0	(29)
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(918)	(993)	0	(21)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(1,416)	(1,763)	0	(36)
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	90	127	2	0
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	933	1,310	25	0
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	2,521	3,652	69	0
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(2,038)	(2,708)	0	(52)
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	4,003	6,249	131	0
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	369	2,341	2,710	70	0
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	2,552	2,294	70	0
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	1,108	1,113	32	0
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	1,293	1,293	40	0
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(2,446)	(2,713)	0	(82)
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(92)	(92)	0	(3)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026	276,450	0	1,072	1,072	37	0
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026	276,450	0	1,068	1,068	37	0
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026	484,000	0	1,774	1,774	66	0
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026	2,537,800	25	7,696	7,721	346	0
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026	473,600	0	1,425	1,425	63	0
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026	460,300	0	1,035	1,035	62	0
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026	857,680	0	2,340	2,340	114	0
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026	212,990	0	(604)	(604)	0	(28)
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026	300,000	0	(837)	(837)	0	(40)
Receive	28-Day MXN-TIIE	7.570	Lunar	11/19/2026	409,700	0	952	952	55	0
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026	2,318,700	0	(7,347)	(7,347)	0	(310)
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026	665,000	0	1,904	1,904	90	0
Receive	28-Day MXN-TIIE	7.673	Lunar	12/31/2026	785,100	0	1,735	1,735	103	0
Receive	28-Day MXN-TIIE	7.530	Lunar	01/14/2027	848,700	0	2,057	2,057	115	0
Receive	28-Day MXN-TIIE	7.383	Lunar	01/28/2027	776,400	0	2,127	2,127	104	0
Pay	28-Day MXN-TIIE	7.460	Lunar	02/04/2027	811,500	0	(2,092)	(2,092)	0	(109)
Pay	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	412,400	0	(850)	(850)	0	(56)
Pay	28-Day MXN-TIIE	8.498	Lunar	03/11/2027	141,600	0	(102)	(102)	0	(19)
Receive	28-Day MXN-TIIE	8.385	Lunar	03/25/2027	774,600	1,160	(422)	738	103	0
Receive	28-Day MXN-TIIE	8.785	Lunar	05/06/2027	775,100	0	141	141	106	0
Receive	28-Day MXN-TIIE	8.770	Lunar	05/13/2027	903,200	0	170	170	125	0
Pay	28-Day MXN-TIIE	8.402	Lunar	05/20/2027	1,327,500	0	(1,221)	(1,221)	0	(182)
Pay	28-Day MXN-TIIE	8.400	Lunar	05/21/2027	1,377,800	0	(1,267)	(1,267)	0	(189)
Receive	28-Day MXN-TIIE	9.020	Lunar	06/03/2027	2,058,300	0	(558)	(558)	286	0
Receive	28-Day MXN-TIIE	9.070	Lunar	06/24/2027	761,200	0	(288)	(288)	105	0
Receive	28-Day MXN-TIIE	9.114	Lunar	06/24/2027	664,800	0	(307)	(307)	92	0
Pay	28-Day MXN-TIIE	8.810	Lunar	07/01/2027	1,306,400	0	(148)	(148)	0	(186)
Pay	28-Day MXN-TIIE	8.280	Lunar	07/29/2027	1,744,000	0	(1,965)	(1,965)	0	(255)
Pay	28-Day MXN-TIIE	8.124	Lunar	08/05/2027	777,000	(114)	(978)	(1,092)	0	(115)
Receive	28-Day MXN-TIIE	8.921	Lunar	08/25/2027	2,496,500	0	(305)	(305)	365	0
Receive	28-Day MXN-TIIE	9.060	Lunar	09/14/2027	1,731,000	0	(699)	(699)	251	0
Receive	28-Day MXN-TIIE	9.190	Lunar	09/17/2027	1,100,100	0	(736)	(736)	159	0
Receive	28-Day MXN-TIIE	9.536	Lunar	09/22/2027	1,148,800	0	(1,556)	(1,556)	168	0
Pay	28-Day MXN-TIIE	9.290	Lunar	09/23/2027	656,300	0	570	570	0	(97)
Pay	28-Day MXN-TIIE	9.300	Lunar	09/24/2027	1,003,900	0	894	894	0	(148)
Pay	28-Day MXN-TIIE	9.382	Lunar	10/12/2027	1,791,700	0	1,915	1,915	0	(262)
Pay	28-Day MXN-TIIE	8.600	Lunar	11/05/2027	970,000	0	(500)	(500)	0	(145)
Pay	28-Day MXN-TIIE	8.616	Lunar	11/05/2027	1,356,000	0	(656)	(656)	0	(203)
Pay	28-Day MXN-TIIE	8.630	Lunar	11/09/2027	862,900	34	(415)	(381)	0	(129)
Pay	28-Day MXN-TIIE	8.453	Lunar	11/30/2027	4,257,400	0	(3,511)	(3,511)	0	(646)
Pay	28-Day MXN-TIIE	8.480	Lunar	11/30/2027	1,346,600	0	(1,035)	(1,035)	0	(204)
Pay	28-Day MXN-TIIE	8.250	Lunar	12/02/2032	992,100	0	(1,658)	(1,658)	0	(208)

						$130,509	$170,391	$300,900	$31,254	$(24,989)

Total Swap Agreements						$114,779	$178,894	$293,673	$31,928	$(25,006)

(i)

Securities with an aggregate market value of $53,607 and cash of $431,359 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2022.

(1)	Unsettled variation margin asset of $916 and liability of $(277) for closed futures and unsettled variation margin liability of $(272) for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		01/2023		HUF	802,790	$2,050		$0		$(103)
		01/2023		JPY	28,746,000	202,372		0		(16,691)
		01/2023		KRW	190,608,436	144,176		0		(7,225)
		01/2023			$136	PEN	521	1		0
		01/2023			17,726	PLN	79,530	415		0
		01/2023			104,247	RON	488,239	1,484		0
		02/2023		AUD	57,867	$39,819		352		0
		02/2023		CAD	52,800	39,794		791		0
		02/2023		EUR	17,717	18,872		0		(148)
		02/2023		JPY	11,361,900	85,030		0		(2,026)
		02/2023		NOK	14,470	1,490		10		0
		02/2023			$1,394	AUD	2,056	8		0
		02/2023			54,820	CHF	50,491	39		0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

	02/2023		7,860	EUR	7,367	49	0
	02/2023		8,315	GBP	6,704	0	(201)
	02/2023		29,367	ZAR	508,036	419	0
	03/2023	ILS	15,213		$4,484	143	0
	03/2023		$19,386	EUR	18,062	42	0
	03/2023		92,300	IDR	1,445,418,000	996	0
	03/2023		72,822	MXN	1,448,397	479	0
	03/2023		22,034	RON	102,225	16	0
	03/2023		20,400	SEK	210,400	0	(156)
	04/2023	ILS	7,033		$2,144	132	0
BPS	01/2023	BRL	219,662		42,080	475	0
	01/2023	CAD	61,000		45,953	899	0
	01/2023	HUF	301,277		769	0	(39)
	01/2023	THB	16,193		468	0	0
	01/2023	TRY	48,855		2,587	0	(6)
	01/2023		$53,158	CZK	1,231,411	1,302	0
	01/2023		169	HUF	64,863	4	0
	01/2023		58,166	PHP	3,234,629	0	(3)
	01/2023		1,145	SGD	1,551	13	0
	01/2023		2,959	TRY	55,788	1	0
	02/2023		41,820	BRL	219,662	0	(442)
	03/2023	CAD	95,686		$70,200	0	(509)
	03/2023	COP	230,473,543		47,094	171	0
	03/2023	ILS	747		217	4	0
	03/2023	INR	19,784,612		238,493	415	0
	03/2023	MXN	3,030,802		150,997	0	(2,512)
	03/2023		$82,000	BRL	426,308	0	(2,311)
	03/2023		50,300	CHF	46,030	0	(138)
	03/2023		13,871	CLP	12,052,552	210	0
	03/2023		11,777	COP	56,847,579	0	(207)
	03/2023		24,916	HUF	9,656,905	473	0
	03/2023		32,576	NZD	50,900	0	(234)
	03/2023		23,507	PEN	90,640	225	0
	03/2023		42,466	RON	198,610	378	(2)
	03/2023		51,900	SGD	69,981	406	0
	03/2023		1,640	TWD	49,402	0	(21)
	04/2023	CLP	452,781		$505	0	(22)
BRC	01/2023	CNH	631,935		91,136	0	(285)
	01/2023	HUF	3,489,187		9,099	0	(255)
	01/2023	JPY	11,030,000		75,165	0	(9,001)
	01/2023	PLN	13,032		2,954	0	(19)
	01/2023	RON	1,939		419	0	(1)
	01/2023		$276	CZK	6,289	2	0
	01/2023		723	ILS	2,526	0	(4)
	01/2023		67,321	SGD	90,655	384	0
	03/2023	ILS	53,111		$15,140	0	(27)
	03/2023	INR	2,099,320		25,211	0	(48)
CBK	01/2023	ILS	3,650		1,157	118	0
	01/2023	PLN	7,049		1,604	0	(4)
	01/2023	TRY	104,068		5,512	0	(11)
	01/2023		$42,006	BRL	219,662	0	(401)
	01/2023		440	HUF	175,662	29	0
	01/2023		1,280	ILS	4,502	2	0
	01/2023		123	TRY	2,330	0	0
	02/2023	AUD	10,823		$7,245	0	(136)
	02/2023	CAD	10,960		8,079	0	(17)
	02/2023	EUR	23,577		25,238	0	(73)
	02/2023	SEK	24,800		2,404	21	0
	02/2023		76,158	NZD	118,083	0	(1,144)
	03/2023	IDR	2,295,972		$147	0	(1)
	03/2023	ILS	17,870		5,335	237	0
	03/2023	JPY	2,800		21	0	(1)
	03/2023		$41,140	CLP	35,614,366	468	0
	03/2023		191,910	MXN	3,856,110	3,467	(4)
	04/2023	ILS	5,151		$1,578	105	0
	05/2023		16,490		4,985	259	0
	11/2023		6,199		1,879	79	0
CLY	01/2023	HUF	1,081,166		2,784	0	(115)
	01/2023		$266	PLN	1,181	3	0
	03/2023		31,749	CLP	28,809,499	1,908	0
	03/2023		88,611	PEN	342,549	1,011	0
GLM	01/2023	HUF	1,368,075		$3,491	0	(170)
	01/2023	MYR	1,012		229	0	(3)
	01/2023	THB	7,426,296		213,069	0	(1,661)
	01/2023		$172	CZK	3,911	1	0
	01/2023		215	ILS	753	0	(1)
	01/2023		43,438	MYR	189,303	0	(160)
	01/2023		621	PLN	2,785	15	0
	01/2023		23,680	RUB	1,579,425	0	(2,185)
	01/2023		2,353	TRY	44,429	4	0
	03/2023	COP	315,589,961		$65,387	1,159	0
	03/2023	ILS	93,002		26,550	0	(9)
	03/2023	MXN	2,837,248		141,451	0	(2,302)
	03/2023		$30,166	AUD	44,500	216	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

03/2023	2,217	CLP	1,927,127	35	0
03/2023	65,446	COP	315,589,960	0	(1,193)
03/2023	52,227	GBP	42,437	0	(833)
03/2023	9,184	HUF	3,551,968	154	0
03/2023	219,641	MXN	4,396,752	2,900	0
04/2023	31,817	PEN	123,694	479	0
05/2023	10,673	42,469	392	0
JPM	01/2023	HUF	401,774	$1,025	0	(52)
01/2023	ILS	415,462	121,207	2,948	0
01/2023	PHP	5,531	100	0	0
01/2023	RUB	1,579,425	22,644	1,150	0
01/2023	$53,410	HUF	21,376,991	3,732	0
01/2023	34,952	TRY	658,010	0	(34)
02/2023	CAD	3,750	$2,760	0	(10)
02/2023	SEK	170,110	16,728	387	0
03/2023	IDR	4,485,348,140	286,567	0	(2,944)
03/2023	ILS	11,363	3,240	0	(5)
03/2023	JPY	12,803,900	94,389	0	(4,255)
03/2023	MXN	2,144,458	107,028	15	(1,635)
03/2023	$61,700	CNH	426,291	232	0
03/2023	26,200	KRW	34,484,440	1,228	0
03/2023	1,884	MXN	37,854	32	0
04/2023	ILS	23,938	$7,211	365	0
MBC	01/2023	CNH	2,163	311	0	(2)
01/2023	$1,688	HKD	13,144	0	(3)
01/2023	1,711	ILS	5,898	0	(33)
01/2023	123	PLN	554	3	0
01/2023	9,437	TRY	177,716	3	(9)
02/2023	CHF	1,582	$1,721	2	0
03/2023	COP	85,116,417	18,656	1,327	0
03/2023	ILS	18,116	5,209	36	0
03/2023	INR	5,191,628	62,289	0	(177)
03/2023	$32,900	ILS	111,899	0	(947)
03/2023	28,000	JPY	3,762,209	931	0
03/2023	376	MXN	7,553	7	0
MYI	03/2023	JPY	17,593,300	$129,792	0	(5,752)
03/2023	$19,387	EUR	18,062	40	0
03/2023	18,171	NZD	28,600	2	0
RBC	01/2023	HKD	311,787	$40,041	81	0
01/2023	$1,656	HKD	12,905	0	(2)
01/2023	109	KRW	144,312	5	0
02/2023	CHF	968	$1,051	0	0
RYL	01/2023	$1,756	HUF	661,574	13	0
01/2023	2,893	SGD	3,897	17	0
SCX	01/2023	AUD	1,305	$888	0	(1)
01/2023	$5,142	TRY	97,150	13	0
02/2023	CHF	2,936	$3,171	0	(19)
02/2023	$2,062	AUD	3,057	23	0
02/2023	1,189	CHF	1,100	6	0
02/2023	1,352	EUR	1,267	8	0
02/2023	1,005	JPY	136,400	40	0
03/2023	2,206	CLP	1,910,859	26	0
03/2023	34,900	HUF	14,040,022	2,012	0
03/2023	158,700	KRW	200,692,020	923	0
03/2023	38,833	PEN	149,801	371	0
SOG	01/2023	1,175	SGD	1,594	16	0
SSB	01/2023	KRW	178,588,620	$124,975	0	(16,895)
03/2023	$46,806	CLP	40,557,555	577	0
03/2023	10,723	COP	51,797,451	0	(181)
TOR	01/2023	CAD	38,200	$27,858	0	(359)
01/2023	CZK	82,828	3,599	0	(64)
01/2023	JPY	73,029,000	504,364	0	(53,276)
01/2023	$3,087	CZK	70,562	34	0
02/2023	CAD	76,800	$56,955	583	(357)
03/2023	ILS	27,626	7,879	0	(10)
UAG	01/2023	379,644	110,758	2,694	0
03/2023	51,222	14,617	0	(11)
03/2023	$25,430	CZK	582,042	228	0

Total Forward Foreign Currency Contracts	$43,910	$(140,093)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$(312)	$0	$(312)
Pay	3-Month ILS-TELBOR	0.335	Annual	11/29/2024	52,800	0	(1,000)	0	(1,000)
Pay	3-Month ILS-TELBOR	0.403	Annual	01/31/2025	67,600	0	(1,334)	0	(1,334)
Pay	3-Month ILS-TELBOR	0.330	Annual	02/14/2025	84,900	0	(1,731)	0	(1,731)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

	Pay	3-Month ILS-TELBOR	0.305	Annual	05/15/2025		83,800	0	(1,907)	0	(1,907)
	Pay	3-Month ILS-TELBOR	0.265	Annual	05/29/2025		126,000	0	(2,907)	0	(2,907)
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		6,300	9	151	160	0
	Receive	3-Month ILS-TELBOR	0.330	Annual	09/04/2025		50,500	0	1,249	1,249	0
	Receive	3-Month ILS-TELBOR	0.684	Annual	03/10/2026		120,400	0	2,924	2,924	0
	Receive	3-Month ILS-TELBOR	0.712	Annual	03/19/2026		325,900	0	7,821	7,821	0
	Pay	3-Month MYR-KLIBOR	2.153	Quarterly	03/17/2026	MYR	80,200	0	(879)	0	(879)
	Receive	3-Month MYR-KLIBOR	2.367	Quarterly	03/17/2026		15,300	0	144	144	0
	Pay	3-Month MYR-KLIBOR	2.700	Quarterly	06/16/2026		83,900	78	(722)	0	(644)
	Receive	3-Month MYR-KLIBOR	2.500	Quarterly	09/15/2026		279,800	378	2,410	2,788	0
	Pay	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026		240,700	(184)	(1,864)	0	(2,048)
	Receive	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026		441,600	1,038	2,720	3,758	0
	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027		430,400	1,941	977	2,918	0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	06/15/2027		691,200	(243)	(1,355)	0	(1,598)
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		404,200	2,810	(1,775)	1,035	0
	Pay	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2027		432,500	799	(783)	16	0
	Pay	3-Month MYR-KLIBOR	3.750	Quarterly	12/21/2027		1,299,300	1,109	(1,218)	0	(109)
	Pay	3-Month THB-THBFIX Compounded-OIS	2.750	Quarterly	09/21/2027	THB	2,544,960	(91)	1,937	1,846	0
	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027		1,449,500	316	(240)	76	0
	Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	12/21/2027		6,607,100	2,334	305	2,639	0
	Receive	3-Month TWD-TAIBOR	1.500	Quarterly	09/21/2027	TWD	10,490,932	82	(2,222)	0	(2,140)
	Pay	3-Month TWD-TAIBOR	1.000	Quarterly	12/21/2027		2,833,600	(561)	(1,125)	0	(1,686)
	Pay	3-Month TWD-TAIBOR	1.250	Quarterly	12/21/2027		4,830,900	468	(1,397)	0	(929)
	Pay	3-Month TWD-TAIBOR	1.500	Quarterly	12/21/2027		1,290,340	279	(8)	271	0
BPS	Receive	3-Month ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	300	300	0
	Pay	3-Month ILS-TELBOR	0.480	Annual	08/09/2024		18,700	0	(293)	0	(293)
	Receive	3-Month ILS-TELBOR	0.410	Annual	10/18/2024		32,700	0	600	600	0
	Receive	3-Month ILS-TELBOR	0.200	Annual	03/06/2025		55,100	0	1,178	1,178	0
	Pay	3-Month ILS-TELBOR	0.375	Annual	03/13/2025		57,300	0	(1,143)	0	(1,143)
	Receive	3-Month ILS-TELBOR	0.710	Annual	03/25/2025		92,900	0	1,602	1,602	0
	Pay	3-Month ILS-TELBOR	0.285	Annual	05/19/2025		44,700	0	(1,026)	0	(1,026)
	Receive	3-Month MYR-KLIBOR	2.377	Quarterly	03/17/2026	MYR	90,700	0	848	848	0
	Receive	3-Month MYR-KLIBOR	2.646	Quarterly	03/17/2026		134,900	0	1,002	1,002	0
CBK	Receive	3-Month ILS-TELBOR	1.373	Annual	09/07/2023	ILS	40,976	0	141	141	0
	Pay	3-Month ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	(181)	0	(181)
	Receive	3-Month ILS-TELBOR	0.413	Annual	11/08/2024		46,700	0	804	804	0
	Pay	3-Month ILS-TELBOR	0.293	Annual	05/18/2025		85,800	0	(1,965)	0	(1,965)
	Receive	3-Month ILS-TELBOR	0.257	Annual	12/11/2025		25,500	0	700	700	0
	Pay	3-Month ILS-TELBOR	0.573	Annual	04/20/2026		42,200	0	(1,170)	0	(1,170)
	Pay	3-Month MYR-KLIBOR	1.970	Quarterly	12/16/2025	MYR	42,700	0	(483)	0	(483)
	Receive	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026		159,600	321	1,037	1,358	0
	Pay	3-Month TWD-TAIBOR	1.250	Quarterly	12/21/2027	TWD	1,011,100	(31)	(164)	0	(195)
GLM	Pay	3-Month ILS-TELBOR	0.967	Annual	06/19/2024	ILS	26,500	0	(279)	0	(279)
	Receive	3-Month ILS-TELBOR	0.393	Annual	01/02/2025		46,100	0	906	906	0
	Receive	3-Month ILS-TELBOR	0.650	Annual	03/26/2025		92,900	0	1,648	1,648	0
	Receive	3-Month ILS-TELBOR	0.635	Annual	03/27/2025		116,000	0	2,073	2,073	0
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		77,000	16	1,943	1,959	0
	Pay	3-Month ILS-TELBOR	0.220	Annual	10/23/2025		99,300	0	(2,757)	0	(2,757)
	Receive	3-Month ILS-TELBOR	0.233	Annual	12/02/2025		69,800	0	1,931	1,931	0
	Receive	3-Month ILS-TELBOR	0.320	Annual	01/15/2026		51,400	0	1,449	1,449	0
	Pay	3-Month ILS-TELBOR	0.586	Annual	04/23/2026		144,800	0	(3,995)	0	(3,995)
	Receive	3-Month MYR-KLIBOR	2.840	Quarterly	06/16/2026	MYR	57,000	0	376	376	0
	Receive	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027		365,900	(281)	(677)	0	(958)
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		913,700	3,076	(737)	2,339	0
GST	Pay	3-Month MYR-KLIBOR	3.750	Quarterly	12/21/2027		1,074,600	1,265	(1,355)	0	(90)
	Pay	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	THB	10,738,893	(2,700)	(170)	0	(2,870)
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		14,276,342	(385)	(523)	0	(908)
	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027		1,449,300	329	(254)	75	0
HUS	Pay	1-Day INR-MIBOR Compounded-OIS	5.195	Semi-Annual	03/18/2025	INR	2,099,000	0	(709)	0	(709)
	Receive	3-Month ILS-TELBOR	1.035	Annual	03/25/2024	ILS	43,500	12	319	331	0
	Pay	3-Month ILS-TELBOR	0.350	Annual	09/18/2024		28,400	0	(467)	0	(467)
	Receive	3-Month ILS-TELBOR	0.210	Annual	08/07/2025		33,300	0	857	857	0
	Pay	3-Month ILS-TELBOR	0.286	Annual	09/11/2025		31,700	0	(795)	0	(795)
	Receive	3-Month ILS-TELBOR	0.390	Annual	02/05/2026		142,100	0	3,915	3,915	0
IND	Receive	3-Month TWD-TAIBOR	1.500	Quarterly	09/21/2027	TWD	1,305,941	20	(286)	0	(266)
JPM	Pay	3-Month ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	(1,071)	0	(1,071)
	Pay	3-Month MYR-KLIBOR	3.750	Quarterly	12/21/2027	MYR	468,200	530	(569)	0	(39)
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	THB	2,920,230	399	(585)	0	(186)
	Pay	3-Month TWD-TAIBOR	1.000	Quarterly	12/21/2027	TWD	1,384,700	(303)	(521)	0	(824)
	Pay	3-Month TWD-TAIBOR	1.500	Quarterly	12/21/2027		1,412,060	366	(69)	297	0
MBC	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	12/21/2027	MYR	313,300	101	728	829	0
	Pay	3-Month TWD-TAIBOR	1.250	Quarterly	12/21/2027	TWD	215,700	17	(59)	0	(42)
MYC	Receive	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027	MYR	214,100	(217)	(344)	0	(561)
	Pay	3-Month MYR-KLIBOR	4.250	Quarterly	12/21/2027		174,640	55	883	938	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	THB	1,892,800	555	(676)	0	(121)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/21/2027	2,295,200	78	828	906	0
NGF	Pay	3-Month TWD-TAIBOR	1.250	Quarterly	12/21/2027	TWD	5,201,400	558	(1,559)	0	(1,001)
SCX	Receive	3-Month MYR-KLIBOR	2.033	Quarterly	12/16/2025	MYR	89,800	0	978	978	0
Receive	3-Month MYR-KLIBOR	2.363	Quarterly	03/17/2026	55,500	0	525	525	0
Pay	3-Month MYR-KLIBOR	4.250	Quarterly	12/21/2027	465,000	168	2,331	2,499	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	THB	2,341,800	701	(552)	149	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	1,774,590	348	(461)	0	(113)
Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027	1,482,900	395	(318)	77	0
Pay	3-Month TWD-TAIBOR	1.250	Quarterly	12/21/2027	TWD	4,555,900	524	(1,400)	0	(876)

$16,479	$148	$61,235	$(44,608)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	BOVESPA Index	5,190	0.000%	Maturity	02/15/2023	BRL	554,471	$0	$(4,196)	$0	$(4,196)
Pay	KOSPI2 Index	97,000,000	4.030% (1-Month USD-LIBOR less a specified spread)	Maturity	03/09/2023	KRW	29,147,433	0	596	596	0
Receive	Thailand Equity Index	2,986,000	0.000%	Maturity	03/30/2023	THB	2,964,166	0	1,260	1,260	0

$0	$(2,340)	$1,856	$(4,196)

Total Swap Agreements	$16,479	$(2,192)	$63,091	$(48,804)

(k)

Securities with an aggregate market value of $88,700 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,790	$2,790
Corporate Bonds & Notes
Banking & Finance	0	180,813	0	180,813
Industrials	0	26,415	0	26,415
Utilities	0	6,211	0	6,211
U.S. Government Agencies	0	67,618	0	67,618
Non-Agency Mortgage-Backed Securities	0	19,535	0	19,535
Asset-Backed Securities	0	156,211	0	156,211
Sovereign Issues	0	10,958	0	10,958
Commodities	0	511,745	0	511,745
Short-Term Instruments
Certificates of Deposit	0	1,201	0	1,201
Commercial Paper	0	454,647	0	454,647
Repurchase Agreements	0	147,654	0	147,654
Short-Term Notes	0	413,174	0	413,174
Hungary Treasury Bills	0	17,716	0	17,716
Israel Treasury Bills	0	26,006	0	26,006
Japan Treasury Bills	0	1,091,317	0	1,091,317
U.S. Treasury Bills	0	92,475	0	92,475

$0	$3,223,696	$2,790	$3,226,486
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$783,439	$0	$0	$783,439

Total Investments	$783,439	$3,223,696	$2,790	$4,009,925

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21,208	32,203	0	53,411
Over the counter	0	107,001	0	107,001

$21,208	$139,204	$0	$160,412
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32,468)	(25,176)	0	(57,644)
Over the counter	0	(188,897)	0	(188,897)

$(32,468)	$(214,073)	$0	$(246,541)

Total Financial Derivative Instruments	$(11,260)	$(74,869)	$0	$(86,129)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2022 (Unaudited)

Totals	$772,179	$3,148,827	$2,790	$3,923,796

There were no significant transfers into or out of Level 3 during the period ended December 31, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	25.8%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	7.2%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	7.9%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	19.9%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	13.7%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	20.3%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to that the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of December 31, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2022 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$3,534,460	$1,054,777	$(1,293,579)	$(221,878)	$(238,256)	$2,835,524	$0	$0
PIMCO All Asset: Multi-Real Fund	2,601,869	1,216,233	(825,211)	(79,680)	(821,525)	2,091,686	430,627	7,248
PIMCO CommoditiesPLUS® Strategy Fund	205,931	2,957	(215,414)	55,586	(49,060)	0	2,956	0
PIMCO CommodityRealReturn Strategy Fund®	208,456	75,542	(243,663)	(16,374)	(23,961)	0	23,985	0
PIMCO Dynamic Bond Fund	277,601	1,731	(271,627)	(21,085)	13,380	0	1,843	0
PIMCO Emerging Markets Bond Fund	780,909	389,721	(327,127)	(81,831)	(15,027)	746,645	41,147	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	346,223	99,691	(117,960)	(7,744)	(7,666)	312,544	6,352	0
PIMCO Emerging Markets Local Currency and Bond Fund	1,373,095	309,148	(868,468)	(156,709)	71,406	728,472	31,679	0
PIMCO Extended Duration Fund	201,210	130,877	(49,927)	(18,113)	(46,281)	217,766	4,725	0
PIMCO Government Money Market Fund	98,997	1,634,132	(1,651,140)	0	0	81,989	1,130	0
PIMCO High Yield Fund	349,420	104,752	(416,769)	(28,553)	(8,850)	0	9,719	0
PIMCO Income Fund	199,366	68,655	(87,311)	728	(17,789)	163,649	9,060	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	411,238	330,844	(482,916)	(51,427)	4,016	211,755	7,885	4,083
PIMCO Investment Grade Credit Bond Fund	108,550	3,131	(7,663)	(1,329)	(11,053)	91,636	3,107	0
PIMCO Long Duration Total Return Fund	275,252	234,218	(107,350)	(28,264)	(25,708)	348,148	7,925	0
PIMCO Long-Term Real Return Fund	157,810	372,170	(145,022)	(48,198)	16,286	353,046	17,920	0
PIMCO Long-Term U.S. Government Fund	158,749	149,933	(40,194)	(8,006)	(29,062)	231,420	3,371	0
PIMCO Low Duration Credit Fund	162,313	26,611	(181,648)	(3,950)	(3,326)	0	3,226	0
PIMCO Low Duration Fund	865,614	1,003,805	(863,981)	(40,135)	(2,930)	962,373	18,750	0
PIMCO RAE Emerging Markets Fund	498,355	90,175	(208,432)	(43,218)	(26,936)	309,944	1,637	30,088
PIMCO RAE Fundamental Advantage PLUS Fund	544,740	166,461	(274,277)	7,176	34,865	478,965	8,599	0
PIMCO RAE International Fund	142,255	263,360	(89,516)	(11,553)	4,966	309,512	7,022	16,106
PIMCO RAE PLUS EMG Fund	0	93,743	(1,387)	(52)	(4,353)	87,951	875	7,042
PIMCO RAE PLUS Fund	60,015	379,569	(402,692)	(30,257)	(6,635)	0	3,917	0
PIMCO RAE PLUS International Fund	0	127,985	(1,467)	(20)	(27,711)	98,787	341	34,649
PIMCO RAE PLUS Small Fund	0	14,569	(15,189)	620	0	0	181	0
PIMCO RAE US Fund	88,926	285,829	(256,460)	(17,359)	(3,088)	97,848	1,157	6,248
PIMCO RAE US Small Fund	42,555	214,242	(49,096)	(1,874)	(11,341)	194,486	2,703	15,083

Notes to Financial Statements (Cont.)

PIMCO RAE Worldwide Long/Short PLUS Fund	565,558	174,425	(226,562)	(7,068)	(24,752)	481,601	46,549	0
PIMCO Real Return Fund	134,893	391,625	(138,553)	4,618	(11,293)	381,290	7,159	0
PIMCO RealEstateRealReturn Strategy Fund	480,562	187,257	(297,025)	(50,612)	(109,470)	210,712	27,467	7,171
PIMCO StocksPLUS® Long Duration Fund	268,757	30,584	(146,275)	(85,125)	8,375	76,316	1,771	0
PIMCO Total Return Fund	852,669	907,770	(554,403)	(81,507)	(36,237)	1,088,292	37,832	0
PIMCO TRENDS Managed Futures Strategy Fund	456,805	362,142	(239,696)	20,515	(63,354)	536,412	67,874	346
Totals	$16,453,153	$10,898,664	$(11,098,000)	$(1,052,678)	$(1,472,370)	$13,728,769	$840,491	$128,064

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$342,285	$25,266	$(329,848)	$(41,302)	$3,599	$0	$0	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	647,923	(88,878)	(7,351)	11,705	563,399	7,000	0
PIMCO All Asset: Multi-Real Fund	388,359	259,058	(220,713)	(20,347)	(98,689)	307,668	59,035	1,085
PIMCO All Asset: Multi-Short PLUS Fund	160,455	71,916	(234,876)	(9,446)	11,951	0	2,000	0
PIMCO CommoditiesPLUS® Strategy Fund	104,966	34,749	(109,889)	23,707	(26,231)	27,302	4,909	0
PIMCO CommodityRealReturn Strategy Fund®	150,156	49,077	(141,499)	21,802	(31,416)	48,120	8,760	0
PIMCO Dynamic Bond Fund	50,436	1,022	(50,062)	(3,709)	2,313	0	347	0
PIMCO Emerging Markets Bond Fund	218,411	94,782	(182,622)	(42,786)	15,480	103,265	7,503	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	84,614	39,493	(50,427)	(2,882)	(1,500)	69,298	1,499	0
PIMCO Emerging Markets Local Currency and Bond Fund	311,246	111,608	(249,711)	(36,513)	13,484	150,114	7,288	0
PIMCO Extended Duration Fund	106,260	29,347	(26,728)	(12,911)	(21,230)	74,738	2,104	0
PIMCO Government Money Market Fund	31,231	735,303	(742,753)	0	0	23,781	513	0
PIMCO High Yield Fund	78,373	41,161	(110,360)	(13,576)	4,402	0	2,260	0
PIMCO High Yield Spectrum Fund	23,246	8,083	(29,376)	(3,242)	1,289	0	537	0
PIMCO Income Fund	35,166	14,353	(15,275)	(202)	(2,757)	31,285	1,628	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	146,653	112,769	(148,614)	(16,402)	(665)	93,741	2,898	1,710
PIMCO Investment Grade Credit Bond Fund	18,326	3,469	(4,098)	(260)	(1,911)	15,526	543	0
PIMCO Long Duration Total Return Fund	118,621	34,473	(28,677)	(11,114)	(14,237)	99,066	3,006	0
PIMCO Long-Term Credit Bond Fund	25,596	5,480	(5,582)	(2,091)	(2,962)	20,441	799	150
PIMCO Long-Term Real Return Fund	26,054	142,340	(37,590)	(4,800)	(1,636)	124,368	5,360	0
PIMCO Long-Term U.S. Government Fund	79,720	45,403	(25,691)	(9,282)	(9,865)	80,285	1,461	0
PIMCO Low Duration Credit Fund	49,405	11,487	(58,493)	(3,214)	815	0	1,016	0
PIMCO Low Duration Fund	255,893	404,665	(271,177)	(13,244)	(1,718)	374,419	6,546	0
PIMCO RAE Emerging Markets Fund	157,643	76,201	(167,183)	(19,857)	(1,994)	44,810	237	4,356
PIMCO RAE Fundamental Advantage PLUS Fund	98,132	37,212	(36,147)	1,458	7,828	108,483	1,631	0
PIMCO RAE International Fund	93,577	42,044	(50,967)	(7,760)	(6,296)	70,598	1,602	3,329

Notes to Financial Statements (Cont.)

PIMCO RAE PLUS Fund	0	15,382	(14,531)	(851)	0	0	0	0
PIMCO RAE PLUS EMG Fund	64,930	76,644	(116,983)	(19,040)	8,741	14,292	145	1,165
PIMCO RAE PLUS International Fund	95,890	69,296	(108,952)	(52,536)	22,299	25,997	1,340	9,212
PIMCO RAE PLUS Small Fund	41,297	31,069	(63,310)	(22,673)	13,617	0	1,500	0
PIMCO RAE US Small Fund	40,025	44,364	(25,361)	(2,120)	(5,022)	51,886	721	4,055
PIMCO RAE Worldwide Long/Short PLUS Fund	101,212	44,709	(29,576)	(3,071)	(3,344)	109,930	9,925	0
PIMCO Real Return Fund	19,935	148,654	(22,877)	(82)	(3,179)	142,451	2,590	0
PIMCO RealEstateRealReturn Strategy Fund	226,961	189,107	(125,404)	(37,523)	(50,685)	202,456	18,450	6,958
PIMCO Short-Term Floating NAV Portfolio III	127	0	(127)	(2)	2	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	67,252	26,239	(84,912)	(9,718)	1,139	0	2,840	0
PIMCO StocksPLUS® International Fund (Unhedged)	50,140	34,287	(71,187)	(15,495)	2,255	0	1,039	0
PIMCO StocksPLUS® Small Fund	0	31,191	(32,389)	1,198	0	0	0	0
PIMCO Total Return Fund	265,252	319,567	(220,021)	(31,509)	(6,778)	326,511	11,204	0
PIMCO TRENDS Managed Futures Strategy Fund	188,574	68,616	(116,732)	15,850	(20,870)	135,438	18,368	94
Totals	$4,316,419	$4,177,809	$(4,449,598)	$(412,896)	$(192,066)	$3,439,668	$198,604	$32,114

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$53,760	$18,111	$(4,137)	$(358)	$(7,848)	$59,528	$3,458	$0
PIMCO Emerging Markets Corporate Bond Fund	63,548	2,373	(4,421)	(628)	(3,200)	57,672	1,696	0
PIMCO Emerging Markets Local Currency and Bond Fund	132,212	9,453	(13,581)	(2,435)	(3,950)	121,699	3,791	0
PIMCO Short-Term Floating NAV Portfolio III	115	103,609	(85,000)	4	7	18,735	208	0
Totals	$249,635	$133,546	$(107,139)	$(3,417)	$(14,991)	$257,634	$9,153	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$6,577	$197	$0	$0	$(760)	$6,014	$196	$0
PIMCO Mortgage Opportunities and Bond Fund	47,587	296	(45,712)	(4,186)	2,015	0	376	0
PIMCO Short Asset Portfolio	34,904	1,406	0	0	(974)	35,336	1,405	0
PIMCO Short-Term Floating NAV Portfolio III	34,150	187,088	(188,300)	11	37	32,986	589	0
Totals	$123,218	$188,987	$(234,012)	$(4,175)	$318	$74,336	$2,566	$0

PIMCO Inflation Response Multi-Asset Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$103,072	$2,065	$0	$0	$(4,110)	$101,027	$2,012	$0
PIMCO Short-Term Floating NAV Portfolio III	3,115	1,142,252	(1,145,200)	(28)	0	139	2,051	0
Totals	$106,187	$1,144,317	$(1,145,200)	$(28)	$(4,110)	$101,166	$4,063	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$269,419	$6,882	$(134,881)	$(3,185)	$(1,727)	$136,508	$6,882	$0
PIMCO Diversified Income Fund	31,808	1,282	0	0	(888)	32,202	1,281	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	21,467	864	0	0	(599)	21,732	864	0
PIMCO Emerging Markets Local Currency and Bond Fund	29,569	1,190	0	0	(825)	29,934	1,191	0
PIMCO Extended Duration Fund	22,515	907	0	0	(628)	22,794	907	0
PIMCO Global Advantage® Strategy Bond Fund	216	8	0	0	(6)	218	9	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	549	22	0	0	(15)	556	22	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	628,811	25,319	0	0	(17,545)	636,585	25,319	0
PIMCO International Bond Fund (Unhedged)	608	24	0	0	(17)	615	24	0
PIMCO Long Duration Total Return Fund	61,485	2,476	0	0	(1,716)	62,245	2,476	0
PIMCO Low Duration Fund	372,304	8,618	(167,700)	1,664	(7,607)	207,279	8,618	0
PIMCO Low Duration Fund II	35,506	496	(24,972)	165	(571)	10,624	497	0
PIMCO Moderate Duration Fund	33,525	903	(12,800)	(265)	(388)	20,975	904	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,012	1	(1,013)	(17)	17	0	1	0
PIMCO RAE PLUS Fund	60,194	314	(60,298)	(1,235)	1,025	0	348	0
PIMCO RAE PLUS EMG Fund	1,017	40	0	0	(28)	1,029	41	0
PIMCO Short Asset Investment Fund	105,159	109,406	(212,635)	(3,790)	1,860	0	1,222	0
PIMCO Short-Term Fund	279,454	0	(279,426)	(4,931)	4,903	0	38	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® Fund	20,069	22	(20,084)	(347)	340	0	25	0
PIMCO StocksPLUS® Absolute Return Fund	78,927	3,178	0	0	(2,202)	79,903	3,178	0
PIMCO StocksPLUS® International Fund (Unhedged)	13,538	82	(13,564)	(286)	230	0	91	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	81,686	3,289	0	0	(2,279)	82,696	3,289	0
PIMCO StocksPLUS® Small Fund	48,065	1,935	0	0	(1,341)	48,659	1,935	0
PIMCO Total Return Fund	2,666,755	89,687	(488,574)	(9,705)	(53,190)	2,204,973	89,688	0
PIMCO Total Return Fund II	24,737	703	(7,855)	(151)	(357)	17,077	703	0
PIMCO TRENDS Managed Futures Strategy Fund	84,010	715,875	0	0	(16,493)	783,392	24,511	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,486	$109,465	$(116,500)	$2	$7	$11,460	$165	$0
PIMCO California Municipal Bond Fund	7,315	78,914	(80,900)	5	5	5,339	114	0
PIMCO California Municipal Intermediate Value Fund	0	16,124	(16,004)	1	0	121	24	0
PIMCO California Municipal Opportunistic Value Fund	0	109,488	(103,800)	0	5	5,693	188	0
PIMCO California Short Duration Municipal Income Fund	12,840	150,206	(150,700)	(6)	9	12,349	206	0
PIMCO CommoditiesPLUS® Strategy Fund	14,386	142	(14,500)	(89)	87	26	142	0
PIMCO CommodityRealReturn Strategy Fund®	24,103	3,707,752	(3,717,520)	(24)	1	14,312	451	0
PIMCO Credit Opportunities Bond Fund	19,731	140	(19,700)	(231)	230	170	140	0
PIMCO Diversified Income Fund	315,233	954,496	(942,304)	(214)	336	327,547	5,997	0
PIMCO Dynamic Bond Fund	5,142	44	(5,000)	(2)	2	186	44	0
PIMCO Emerging Markets Bond Fund	365,073	769,745	(1,134,700)	(43)	161	236	1,445	0
PIMCO Emerging Markets Corporate Bond Fund	8,230	42,692	(47,700)	1	0	3,223	92	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	126,635	53	(126,500)	(1,919)	1,920	189	53	0
PIMCO Emerging Markets Local Currency and Bond Fund	149,599	1,830,913	(1,946,000)	(48)	2	34,466	913	0
PIMCO Extended Duration Fund	3,579	188,227	(191,200)	(1)	0	605	27	0
PIMCO Global Advantage® Strategy Bond Fund	5,056	96,152	(90,800)	(7)	1	10,402	51	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	95,648	444,735	(441,900)	(62)	82	98,503	1,234	0

Notes to Financial Statements (Cont.)

PIMCO GNMA and Government Securities Fund	43,111	725,372	(703,500)	54	4	65,041	572	0
PIMCO High Yield Fund	518,392	614,951	(1,133,200)	(5,469)	5,513	187	1,951	0
PIMCO High Yield Municipal Bond Fund	140,605	223	(140,700)	(1,881)	1,874	121	224	0
PIMCO High Yield Spectrum Fund	118	9,211	(9,200)	(1)	0	128	11	0
PIMCO Income Fund	6,847,743	31,986,185	(38,380,400)	(2,948)	565	451,145	49,885	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	596,721	4,811,445	(4,911,867)	(192)	100	496,207	3,945	0
PIMCO International Bond Fund (Unhedged)	76,863	535,612	(536,600)	30	2	75,907	413	0
PIMCO Investment Grade Credit Bond Fund	101	3,337,259	(3,337,210)	136	0	286	1,359	0
PIMCO Long Duration Total Return Fund	174	1,625,313	(1,542,000)	(6)	(3)	83,478	614	0
PIMCO Long-Term Credit Bond Fund	254	1,709,577	(1,704,201)	127	3	5,760	477	0
PIMCO Long-Term Real Return Fund	180	327,570	(283,500)	(9)	(2)	44,239	170	0
PIMCO Long-Term U.S. Government Fund	161	2	0	0	0	163	3	0
PIMCO Low Duration Credit Fund	5,410	176,682	(166,100)	3	9	16,004	282	0
PIMCO Low Duration Fund	145	3	0	0	0	148	2	0
PIMCO Low Duration Fund II	18	1	0	0	0	19	0	0
PIMCO Low Duration Income Fund	197	28,006	(28,200)	2	0	5	7	0
PIMCO Moderate Duration Fund	186	4	0	0	0	190	3	0
PIMCO Mortgage-Backed Securities Fund	3,450	70,054	(68,440)	6	1	5,071	55	0
PIMCO Mortgage Opportunities and Bond Fund	79,179	3,595,037	(3,569,000)	244	11	105,471	2,737	0
PIMCO Municipal Bond Fund	95,147	767,670	(697,799)	19	111	165,148	2,570	0
PIMCO National Intermediate Municipal Bond Fund	18,251	191,429	(172,400)	(91)	109	37,298	429	0
PIMCO National Municipal Intermediate Value Fund	0	95,471	(91,800)	17	3	3,691	171	0
PIMCO National Municipal Opportunistic Value Fund	0	89,823	(73,300)	(1)	9	16,531	223	0
PIMCO New York Municipal Bond Fund	17,349	216,170	(231,400)	13	4	2,136	370	0
PIMCO Preferred and Capital Securities Fund	173,568	792,467	(941,100)	6	40	24,981	1,267	0
PIMCO RAE Fundamental Advantage PLUS Fund	34,321	347	(33,591)	(454)	459	1,082	347	0
PIMCO RAE PLUS Fund	44	0	0	0	0	44	1	0
PIMCO RAE PLUS EMG Fund	7,728	130	0	0	5	7,863	130	0
PIMCO RAE PLUS International Fund	1,680	7	(1,600)	(24)	24	87	7	0
PIMCO RAE PLUS Small Fund	144	3	0	0	0	147	2	0
PIMCO RAE Worldwide Long/Short PLUS Fund	44,680	749	0	0	28	45,457	749	0
PIMCO Real Return Fund	8,940	2,675,811	(2,683,700)	(149)	0	902	411	0
PIMCO RealEstateRealReturn Strategy Fund	1,618	613,328	(611,500)	(18)	1	3,429	128	0
PIMCO Short Asset Investment Fund	65	2	0	0	0	67	1	0

Notes to Financial Statements (Cont.)

PIMCO Short Duration Municipal Income Fund	17,992	250,702	(250,501)	11	4	18,208	402	0
PIMCO Short-Term Fund	152	12,002	(12,100)	7	0	61	2	0
PIMCO StocksPLUS® Fund	6,104	1	(6,106)	0	1	0	1	0
PIMCO StocksPLUS® Absolute Return Fund	152	2	0	0	0	154	3	0
PIMCO StocksPLUS® International Fund (Unhedged)	65	1	0	0	0	66	1	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	18,242	167	(15,600)	(7)	15	2,817	167	0
PIMCO StocksPLUS® Long Duration Fund	114	495,305	(490,500)	(71)	0	4,848	105	0
PIMCO StocksPLUS® Short Fund	181	3	0	0	0	184	3	0
PIMCO StocksPLUS® Small Fund	160	3	0	0	0	163	3	0
PIMCO Strategic Bond Fund	2,630	18	(2,500)	(37)	37	148	18	0
PIMCO Total Return Fund	43,670	3,323,857	(1,899,300)	(245)	621	1,468,603	13,457	0
PIMCO Total Return Fund II	20,831	190,567	(183,900)	(74)	94	27,518	366	0
PIMCO Total Return Fund IV	3,887	25,921	(24,600)	(38)	44	5,214	221	0
PIMCO TRENDS Managed Futures Strategy Fund	137,393	196	(137,500)	(1,828)	1,786	47	195	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2022 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2022	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2022	Dividend Income	Shares Held at 12/31/2022
Clear Channel Outdoor Holdings, Inc.	$175,985	$0	$0	$0	$(122,579)	$53,406	$0	50,862,666
iHeartMedia, Inc. 'A'	170,900	0	0	0	(115,559)	55,341	0	9,028,024
iHeartMedia, Inc. 'B'	208,097	0	0	0	(140,710)	67,387	0	12,214,441
Neiman Marcus Group Ltd. LLC	142,627	0	0	0	19,319	161,946	0	919,864
Sierra Hamilton Holder LLC	2	0	0	0	0	2	0	15,369,768

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BOM	Bank of Montreal	FBF	Credit Suisse International	NXN	Natixis New York
BOO	BoA Securities, Inc (Repo Only)	FICC	Fixed Income Clearing Corporation	PER	Pershing LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GRE	NatWest Markets Securities, Inc.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CDI	Natixis Singapore	JPS	J.P. Morgan Securities LLC	STR	State Street FICC Repo
CEW	Canadian Imperial Bank of Commerce World Markets	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CKL	Citibank N.A. London	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CLY	Crédit Agricole Corporate and Investment Bank	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
AED	UAE Dirham	GBP	British Pound	PHP	Philippine Peso
ARS	Argentine Peso	HKD	Hong Kong Dollar	PLN	Polish Zloty
AUD	Australian Dollar	HUF	Hungarian Forint	RON	Romanian New Leu
BRL	Brazilian Real	IDR	Indonesian Rupiah	RSD	Serbian Dinar
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KES	Kenyan Schilling	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	UYU	Uruguayan Peso
DOP	Dominican Peso	NOK	Norwegian Krone	VND	Vietnamese Dong
EGP	Egyptian Pound	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol	ZMW	Zambian Kwacha

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAUSLT	eRAFI U.S. Large Strategy Index	OPIS	Oil Price Information Service
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSST	eRAFI U.S. Small Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	EUR001M	1 Month EUR Swap Rate	PIMCODBU	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR006M	6 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BOVESPA	Brazil Bovespa Index	FTSE/JSE	South African Performance Index	RBCAEC	Custom Commodity Forward Index
BP0003M	3 Month GBP-LIBOR	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAEC0T	Custom Commodity Forward Index
BRENT	Brent Crude	GASOILCO	Gasoil vs Brent	RBCAECR1	Custom Commodity Forward Index
BZDIOVRA	Brazil Interbank Deposit Rate	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAECT0	Custom Commodity Forward Index
CAC	Cotation Assistée en Continu	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	RU20INTR	Russell 2000 Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBEX 35	Spanish Continuous Exchange Index	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SIBCSORA	Singapore Overnight Rate Average
CDX.IG	Credit Derivatives Index - Investment Grade	JETCO	NWE CIF Jet vs Brent	SOFR	Secured Overnight Financing Rate
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	JMABFNJ	J.P. Morgan Custom Commodity Index	SOFR30A	30-day Secured Overnight Financing Rate Average
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index
CMBX	Commercial Mortgage-Backed Index	JMABNIC	J.P. Morgan Nic Custom Index	SOFRRATE	Secured Overnight Financing Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABNIU5	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
COF 11	Cost of Funds - 11th District of San Francisco	JPPMGSHP	JP Morgan Custom Commodity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	KOSPI2	Korea Stock Exchange KOSPI 200 Index	SX4T	EURO STOXX Chemicals Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	LASA	ICE UK Natural Gas	TMRA	ICE Dutch TTF Natural Gas
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	TOPIX	Tokyo Price Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LIBOR03M	3 Month USD-LIBOR	TSFR1M	Term SOFR 1-Month
DAX	Deutscher Aktien Index 30	LIBOR06M	6 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
EAFE	Europe, Australasia, and Far East Stock Index	MUTKCALM	Tokyo Overnight Average Rate	US0001M	ICE 1-Month USD LIBOR
EMSMF	Invesco MSCI Emerging Markets UCITS ETF	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ENHGTF03	Goldman Sachs Custom Commodity Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	US0006M	ICE 6-Month USD LIBOR
ENHGUK03	Goldman Sachs Custom Commodity Index	NDUEACWF	MSCI ACWI Index Future	VSTOXX	Euro Stoxx 50 Volatility Index
ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERAEMLT	eRAFI Emerging Markets Strategy Index	OMX	Stockholm 30 Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CM	Build America Mutual Assurance	PSF	Public School Fund
AGC	Assured Guaranty Corp.	CR	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal	FGIC	Federal Housing Administration	SGI	Syncora Guarantee, Inc.
AMBAC	American Municipal Bond Assurance Corp.	FHA	National Public Finance Guarantee Corp.	ST	State
BAM	Build America Mutual Assurance	NPFGC

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
AID	Agency International Development	HIBOR	Hong Kong Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
ATM	At-the-money	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TAIBOR	Taipei Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CIF NWE	NWE CIF Jet Fuel	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	WTI	West Texas Intermediate
DAC	Designated Activity Company